UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-866-746-2602

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2015 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2020 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2025 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement® 2030 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® 2035 Fund

PIMCO EM Fundamental lndexPLUS® TR Strategy Fund	PIMCO RealRetirement® 2040 Fund

PIMCO Emerging Local Bond Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Emerging Markets Bond Fund	PIMCO RealRetirement® Income and Distribution Fund (1)

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Senior Floating Rate Fund

PIMCO Emerging Markets Currency Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Extended Duration Fund	PIMCO Short-Term Fund

PIMCO Floating Income Fund	PIMCO Small Cap StocksPLUS® TR Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Fund

PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO StocksPLUS® Long Duration Fund

PIMCO Fundamental IndexPLUS® TR Fund	PIMCO StocksPLUS® Total Return Fund

PIMCO Global Advantage Strategy Bond Fund	PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Global Bond Fund (Unhedged)	PIMCO Tax Managed Real Return Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund

PIMCO GNMA Fund	PIMCO Total Return Fund II

PIMCO Government Money Market Fund	PIMCO Total Return Fund III

PIMCO High Yield Fund	PIMCO Total Return Fund IV

PIMCO High Yield Municipal Bond Fund	PIMCO Unconstrained Bond Fund

PIMCO High Yield Spectrum Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO Income Fund	PIMCO CommoditiesPLUSTM Short Strategy Fund

PIMCO International Fundamental IndexPLUS® TR Strategy Fund	PIMCO CommoditiesPLUSTM Strategy Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO CommodityRealReturn Strategy Fund®

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Global Multi-Asset Fund

PIMCO Investment Grade Corporate Bond Fund	PIMCO Inflation Response Multi-Asset Fund

PIMCO Long Duration Total Return Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO Long-Term Credit Fund	PIMCO Developing Local Markets Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Emerging Markets Portfolio

PIMCO Low Duration Fund	PIMCO FX Strategy Portfolio

PIMCO Low Duration Fund II	PIMCO High Yield Portfolio

PIMCO Low Duration Fund III	PIMCO International Portfolio

PIMCO Moderate Duration Fund	PIMCO Investment Grade Corporate Portfolio

PIMCO Money Market Fund	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Portfolio

PIMCO Municipal Bond Fund	PIMCO Municipal Sector Portfolio

PIMCO New York Municipal Bond Fund	PIMCO Real Return Portfolio

PIMCO Real Income™ 2019 Fund	PIMCO Senior Floating Rate Portfolio

PIMCO Real Income™ 2029 Fund	PIMCO Short-Term Floating NAV Portfolio

PIMCO Real Return Asset Fund	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Short-Term Portfolio

PIMCO U.S. Government Sector Portfolio

(1)	Prior to January 18, 2012, the Fund’s name was PIMCO Real Retirement ® 2010 Fund.

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 132.8%
PIMCO CommoditiesPLUSTM Strategy Fund	100,316,217	$1,049,308
PIMCO CommodityRealReturn Strategy Fund®	139,934,131	915,169
PIMCO Convertible Fund	49,099,914	636,335
PIMCO Credit Absolute Return Fund	3,426,405	34,161
PIMCO Diversified Income Fund	61,380,124	691,754
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	149,659,244	1,305,029
PIMCO Emerging Local Bond Fund	116,109,073	1,166,896
PIMCO Emerging Markets Bond Fund	61,144,946	687,881
PIMCO Emerging Markets Currency Fund	160,295,518	1,588,528
PIMCO EqS Dividend Fund	1,996,536	20,325
PIMCO EqS Emerging Markets Fund	3,810,035	30,252
PIMCO EqS Pathfinder FundTM	47,778,738	463,931
PIMCO Floating Income Fund	143,719,437	1,191,434
PIMCO Foreign Bond Fund (Unhedged)	14,719,740	160,298
PIMCO Fundamental Advantage Total Return Strategy Fund	199,436,253	793,756
PIMCO Fundamental IndexPLUS® TR Fund	35,661,118	190,430
PIMCO Global Advantage Strategy Bond Fund	20,536,933	230,014
PIMCO High Yield Fund	160,761,030	1,443,634
PIMCO High Yield Spectrum Fund	17,715,140	174,494
PIMCO Income Fund	106,665,954	1,157,326
PIMCO International Fundamental IndexPLUSTM TR Strategy Fund	21,430,071	224,373
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	8,848,606	54,242
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,349,195	23,747
PIMCO Investment Grade Corporate Bond Fund	61,475,127	636,267
PIMCO Long Duration Total Return Fund	11,223,685	132,327
PIMCO Long-Term Credit Fund	17,095,662	206,686
PIMCO Long-Term U.S. Government Fund	15,775,559	182,050
PIMCO Low Duration Fund	241,261	2,482
PIMCO Real Return Asset Fund	77,929,611	889,177
PIMCO Real Return Fund	4,419,848	52,110
PIMCO RealEstateRealReturn Strategy Fund	160,905,481	767,519
PIMCO Senior Floating Rate Fund	9,163,130	90,532
PIMCO Short-Term Fund	696,662	6,744
PIMCO Small Cap StocksPLUS® TR Fund	10,060,473	68,210
PIMCO Small Company Fundamental IndexPLUSTM TR Strategy Fund	18,314,438	204,023
PIMCO StocksPLUS® Fund	1,182,552	9,070
PIMCO StocksPLUS® Total Return Fund	1,791,798	13,761
PIMCO StocksPLUS® TR Short Strategy Fund	186,891,886	758,781
PIMCO Total Return Fund	1,260,044	13,697
PIMCO Unconstrained Bond Fund	76,663,064	834,861

Total Mutual Funds (Cost $19,947,039)		19,101,614

SHORT-TERM INSTRUMENTS 0.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	8,339	84

Total Short-Term Instruments (Cost $83)		84

Total Investments 132.8% (Cost $19,947,122)		$19,101,698
Other Assets and Liabilities (Net) (32.8%)		(4,713,464)

Net Assets 100.0%		$14,388,234

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$19,101,614	$0	$0	$19,101,614
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	84	0	0	84

	$19,101,698	$0	$0	$19,101,698

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 99.8%
PIMCO CommoditiesPLUSTM Strategy Fund	105,838,782	$1,107,074
PIMCO CommodityRealReturn Strategy Fund®	168,402,297	1,101,351
PIMCO Convertible Fund	64,613,936	837,397
PIMCO Credit Absolute Return Fund	6,046,598	60,285
PIMCO Diversified Income Fund	95,548,796	1,076,835
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	251,785,027	2,195,565
PIMCO Emerging Local Bond Fund	140,848,470	1,415,527
PIMCO Emerging Markets Bond Fund	58,757,318	661,020
PIMCO Emerging Markets Currency Fund	177,405,839	1,758,092
PIMCO EqS Dividend Fund	2,745,236	27,947
PIMCO EqS Emerging Markets Fund	7,620,069	60,503
PIMCO EqS Pathfinder FundTM	58,451,616	567,565
PIMCO Floating Income Fund	221,307,369	1,834,638
PIMCO Foreign Bond Fund (Unhedged)	34,104,328	371,396
PIMCO Fundamental Advantage Total Return Strategy Fund	222,561,497	885,795
PIMCO Fundamental IndexPLUS® TR Fund	8,753,942	46,746
PIMCO Global Advantage Strategy Bond Fund	59,334,687	664,549
PIMCO High Yield Fund	178,745,220	1,605,132
PIMCO High Yield Spectrum Fund	40,431,518	398,250
PIMCO Income Fund	206,349,020	2,238,887
PIMCO International Fundamental IndexPLUSTM TR Strategy Fund	18,714,150	195,937
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	25,846,206	141,120
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,232,302	111,764
PIMCO Investment Grade Corporate Bond Fund	118,267,263	1,224,066
PIMCO Long Duration Total Return Fund	2,732,416	32,215
PIMCO Long-Term Credit Fund	61,672,147	745,616
PIMCO Long-Term U.S. Government Fund	1,128,341	13,021
PIMCO Low Duration Fund	645,487	6,642
PIMCO Real Return Asset Fund	115,010,051	1,312,265
PIMCO Real Return Fund	631,320	7,443
PIMCO RealEstateRealReturn Strategy Fund	169,714,959	809,540
PIMCO Senior Floating Rate Fund	20,362,512	201,182
PIMCO Short-Term Fund	1,193,302	11,551
PIMCO Small Cap StocksPLUS® TR Fund	5,024,231	34,064
PIMCO Small Company Fundamental IndexPLUSTM TR Strategy Fund	13,774,859	153,452
PIMCO StocksPLUS® Fund	298,001	2,286
PIMCO StocksPLUS® Total Return Fund	9,871,643	75,814
PIMCO Total Return Fund	681,912	7,412
PIMCO Unconstrained Bond Fund	58,497,843	637,042

Total Mutual Funds (Cost $25,340,701)		24,636,986

SHORT-TERM INSTRUMENTS 0.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	7,970	80

Total Short-Term Instruments (Cost $80)		80

Total Investments 99.8% (Cost $25,340,780)		$24,637,066
Other Assets and Liabilities (Net) 0.2%		52,630

Net Assets 100.0%		$24,689,696

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$24,636,986	$0	$0	$24,636,986
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	80	0	0	80

	$24,637,066	$0	$0	$24,637,066

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 95.1%
CALIFORNIA 94.1%
Alameda, California Revenue Bonds, Series 1998
5.500% due 09/02/2012	$305	$310
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	311
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	609
Bonita Unified School District, California General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	139
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	295
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,576
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	814
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	604
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	816
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	606
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	2,000	2,038
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	309
California Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,405
California Municipal Finance Authority Revenue Bonds, Series 2011
6.000% due 11/01/2026	400	412
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	487
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	1,003
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	3,028
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,242
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	2,000	2,272
5.000% due 05/01/2020	4,000	4,975
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,492
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,103
5.000% due 11/01/2019	500	600
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,156
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2031	1,200	1,224
5.125% due 10/01/2031	3,000	3,054
California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2016	100	116
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,340	1,342
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	616
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.125% due 05/15/2031 (a)	4,000	4,046
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,111
Capistrano Unified School District, California Special Tax Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/01/2017	500	530
Capistrano Unified School District, California Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	718
5.375% due 09/01/2017	800	818
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	278
Diablo Water District, California Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	137
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	155
5.000% due 04/01/2016	150	170
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,156

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	830
Lafayette Elementary School District, California General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	181
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,044
5.250% due 11/15/2019	500	514
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	242
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	258
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	218
5.000% due 06/01/2018	1,415	1,735
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	754
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	287
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	785
Los Angeles Department of Water & Power, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,068
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	285
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,500	2,691
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,176
Mesa Consolidated Water District, California Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	264
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,726
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	454
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	913
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	948
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	672
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	277
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	160	163
Ohlone Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2031	3,000	3,239
Palm Springs CA Airport Passenger Facility Charge Revenue, California Revenue Notes, Series 2008
5.300% due 07/01/2013	110	111
Palomar Pomerado Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	1,035
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	292
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	149
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,170
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	258
Sacramento Municipal Utility District, California Revenue Bonds, Series 1983
9.000% due 04/01/2013	260	276
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,660
Sacramento Municipal Utility District, California Revenue Notes, (AGM Insured), Series 2008
5.000% due 08/15/2016	100	116
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,409
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	941
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,259
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	594
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,066
San Fernando Redevelopment Agency, California Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,436
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,592
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,209
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,166
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,019

San Jose Redevelopment Agency, California Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,082
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	849
San Mateo Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,666
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,646
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,125
Santaluz Community Facilities District No. 2, California Special Tax Bonds, Series 2011
5.000% due 09/01/2028	830	836
5.000% due 09/01/2029	715	719
5.100% due 09/01/2030	470	473
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,460
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	459
Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	206
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,640	1,759
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	405
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	75	85
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,309
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,304
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,134
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,160

		109,271

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	200	210

U. S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	927

Total Municipal Bonds & Notes (Cost $105,433)		110,408

SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS 7.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	8,259	8,259

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $8,425. Repurchase proceeds are $8,259.)
U.S. TREASURY BILLS 0.2%
0.032% due 03/01/2012 (b)	180	180

Total Short-Term Instruments (Cost $8,439)		8,439

Total Investments 102.4% (Cost $113,872)		$118,847
Other Assets and Liabilities (Net) (2.4%)		(2,746)

Net Assets 100.0%		$116,101

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Securities with an aggregate market value of $180 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Depreciation
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$1,400	$(51)	$(16)	$(35)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	1,000	(36)	(14)	(22)

					$(87)	$(30)	$(57)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$109,271	$0	$109,271
New Jersey	0	210	0	210
U. S. Virgin Islands	0	927	0	927
Short-Term Instruments
Repurchase Agreements	0	8,259	0	8,259
U.S. Treasury Bills	0	180	0	180
	$0	$118,847	$0	$118,847

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(57)	$0	$(57)

Totals	$0	$118,790	$0	$118,790

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.2%
CALIFORNIA 92.2%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$564
Alta Loma School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2012	400	398
Anaheim Public Financing Authority, California Revenue Notes, Series 2008
4.000% due 08/01/2012	350	356
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	114
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	113
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 06/01/2013	800	840
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2012	415	420
3.000% due 07/01/2013	250	257
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	153
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	568
3.000% due 08/01/2013	460	474
California Educational Facilities Authority Revenue Bonds, Series 2008
0.090% due 10/01/2026	250	250
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	556
5.000% due 10/01/2014	500	541
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	558
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	52
5.000% due 04/01/2013	175	183
California Educational Facilities Authority Revenue Notes, Series 2010
0.900% due 10/01/2015	3,620	3,641
2.000% due 02/01/2013	165	167
3.000% due 10/01/2012	1,315	1,338
4.000% due 02/01/2014	250	265
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	696
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	303
California Health Facilities Financing Authority Revenue Bonds, Series 2009
0.060% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,277
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,095
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	267
5.000% due 08/15/2014	350	382
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	775
5.000% due 11/15/2012	1,000	1,036
California Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,187
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.110% due 12/01/2031	940	940
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	3,250	3,263
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,352
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	798
California Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	615
3.000% due 05/15/2013	415	428
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	355
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.040% due 11/01/2026	5,000	5,000
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,592
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	395	398
4.000% due 09/01/2015	750	791
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	324

California State Department of Water Resources Revenue Notes, (NPFGC/IBC Insured), Series 2002
5.500% due 05/01/2012	700	712
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	884
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,157
4.000% due 05/01/2014	2,600	2,803
5.000% due 05/01/2012	100	102
5.000% due 05/01/2013	305	324
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2013	4,000	4,246
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	211
4.000% due 09/01/2014	220	234
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	89
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,605
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,203
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	505
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	98
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	530
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	162
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	312
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	433
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	797
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,790
4.000% due 03/01/2014	3,630	3,819
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	90
California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	2,565	2,632
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	291
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,118
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,115
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	259
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.050% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2004
5.000% due 08/15/2012	425	436
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	809
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,247
5.500% due 08/01/2014	2,610	2,866
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	161
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,250	1,264
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	652
5.000% due 07/01/2013	850	897
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	378
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	732
5.000% due 04/01/2013	4,510	4,761
5.000% due 06/15/2013	4,040	4,281
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	250	253
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,036
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	423
Campbell Union High School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2012	225	229
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,169
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	518
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2012	400	399
0.000% due 08/01/2013	500	490

Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	623
4.000% due 08/01/2015	130	141
Central Valley Financing Authority, California Revenue Notes, Series 2009
4.000% due 07/01/2012	750	761
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2012	125	127
3.000% due 09/01/2013	200	205
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
2.000% due 10/01/2012	220	222
4.000% due 10/01/2017	250	269
4.000% due 10/01/2019	100	109
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	267
Desert Sands Unified School District, California Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,005
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	964
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	162
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	654
East Side Union High School District, California General Obligation Notes, (SGI Insured), Series 2005
4.000% due 08/01/2012	200	203
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	440
El Monte City School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,550
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	500	490
0.000% due 06/01/2014	1,345	1,291
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 04/01/2012	250	252
3.000% due 04/01/2013	535	550
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	818
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	623
4.000% due 08/01/2013	700	739
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	328
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	165
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,021
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,260
5.000% due 06/01/2043	100	106
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	107
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,856
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	856
5.500% due 06/01/2043	2,655	2,841
6.250% due 06/01/2033	4,785	5,091
6.625% due 06/01/2040	2,020	2,193
7.875% due 06/01/2042	105	116
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	1,800	1,816
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2012	100	99
0.000% due 08/01/2013	115	112
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 09/01/2012	250	254
4.000% due 09/01/2013	225	237
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2012	1,000	1,017
5.000% due 07/01/2013	750	798
Irvine Ranch Water District, California Revenue Bonds, Series 1991
0.060% due 08/01/2016	3,250	3,250
Irvine, California Special Assessment Bonds, Series 1994
0.060% due 09/02/2020	219	219
Irvine, California Special Assessment Bonds, Series 2000
0.040% due 09/02/2025	1,300	1,300
Jefferson Union High School District, California General Obligation Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	200	203
La Habra Utility Authority, California Revenue Notes, Series 2010
3.000% due 11/01/2012	175	179
Lake Arrowhead Community Services District, California Certificates of Participation Notes, Series 2009
3.000% due 10/01/2012	300	305
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	200
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	91
4.000% due 06/01/2013	110	113

Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,095
Los Angeles CA Solid Waste Resources Revenue, California Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	261
Los Angeles CA Solid Waste Resources Revenue, California Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,063
Los Angeles Community College District, California General Obligation Notes, Series 2008
3.000% due 08/01/2012	500	508
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	159
Los Angeles Department of Airports, California Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	234
Los Angeles Department of Airports, California Revenue Notes, Series 2009
5.000% due 05/15/2013	250	264
Los Angeles Department of Airports, California Revenue Notes, Series 2010
3.000% due 05/15/2013	690	713
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.060% due 07/01/2034	400	400
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	534
Los Angeles Harbor Department, California Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,027
Los Angeles Municipal Improvement Corp., California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,063
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2010
3.000% due 11/01/2012	545	554
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
3.000% due 12/01/2012	2,205	2,247
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	233
Los Angeles Unified School District, California General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	305
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,423
Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	747
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	107
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,185
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	147
Mesa Consolidated Water District, California Certificates of Participation Notes, Series 2009
3.000% due 03/15/2012	400	402
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.060% due 07/01/2023	7,925	7,925
Metropolitan Water District of Southern California Revenue Bonds, Series 2011
0.250% due 07/01/2036	1,500	1,494
Metropolitan Water District of Southern California Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,023
Mission Viejo Community Development Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/01/2013	530	559
Monrovia Unified School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2012	250	253
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,516
Monterey Peninsula Community College District, California General Obligation Notes, (NPFGC/FGIC Insured),
Series 2006
0.000% due 08/01/2012	250	249
Mount Diablo Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	87
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,835
Newport Beach, California Revenue Bonds, Series 2008
0.100% due 12/01/2040	2,500	2,500
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,569
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	140	142
3.000% due 09/02/2014	150	154
Norco Redevelopment Agency, California Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	125
Northern California Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,534
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	459
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,937
Norwalk Redevelopment Agency, California Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	720	732
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	922
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	54
Ocean View School District/Orange County, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.000% due 03/01/2012	430	432
3.500% due 03/01/2013	300	309

Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	166
4.000% due 08/01/2016	200	224
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	962
OMWD Financing Authority, California Revenue Notes, Series 2009
3.000% due 06/01/2012	160	162
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	515
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	273
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	762
Orange County, California Sanitation District Certificates of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	93
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	106
Orchard School District, California General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	128
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	571
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	102
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	168
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	134
Rim World Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	275	279
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	116
Riverside CA Electric Revenue, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	546
Riverside CA Electric Revenue, California Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,140
Riverside CA Sewer Revenue, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	511
Roseville CA Electric System Revenue, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,090
Roseville Finance Authority, California Revenue Notes, Series 2010
2.000% due 02/01/2012	205	205
2.000% due 02/01/2013	330	334
Roseville Natural Gas Finance Authority, California Revenue Notes, Series 2007
5.000% due 02/15/2012	100	100
Sacramento City Financing Authority, California Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	157
Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	556
5.000% due 07/01/2013	500	526
Sacramento County, California Revenue Notes, Series 2010
2.000% due 07/01/2013	300	303
3.000% due 07/01/2016	995	1,040
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	192
3.000% due 08/01/2013	300	311
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,091
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,488
Sacramento Municipal Utility District, California Revenue Notes, Series 2009
5.000% due 07/01/2012	500	511
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,047
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,873
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	200	201
3.000% due 07/01/2013	150	154
3.000% due 07/01/2014	400	416
3.000% due 07/01/2015	600	626
4.000% due 07/01/2014	700	736
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	716
San Diego Unified School District, California General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	323
San Francisco State Building Authority, California Revenue Notes, Series 2005
5.000% due 12/01/2012	500	518
San Francisco Unified School District, California General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,367
San Francisco, California City & County Airports Commission Revenue Notes, (AGM Insured), Series 2009
3.500% due 05/01/2012	1,000	1,011
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	318
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.070% due 04/01/2030	765	765

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,012
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,337
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	491
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	740	752
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,260
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	283
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	163
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,033
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	199
Santa Barbara Financing Authority, California Revenue Notes, Series 2009
4.000% due 07/01/2012	400	407
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.060% due 04/01/2036	705	705
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	173
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	250
Santa Margarita-Dana Point Authority, California Revenue Notes, Series 2009
5.000% due 08/01/2012	1,075	1,104
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	222
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,180	2,200
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	1,990
South Coast Water District Financing Authority, California Revenue Notes, Series 2010
3.000% due 02/01/2012	230	230
3.000% due 02/01/2013	100	103
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	133
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	273
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	2,700	2,939
Southern California Public Power Authority Revenue Bonds, Series 2008
0.050% due 07/01/2020	2,000	2,000
Southern California Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	504
4.000% due 07/01/2014	750	807
4.000% due 07/01/2015	1,165	1,278
5.000% due 07/01/2014	700	771
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,096
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	535
Stockton Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	1,968
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2012	175	177
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.916% due 05/15/2030	1,000	743
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	51
University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2012	350	356
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	298
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	105
University of California Revenue Notes, Series 2009
4.000% due 05/15/2012	900	912
5.000% due 05/15/2013	265	280
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	511
3.000% due 05/15/2014	500	528
5.000% due 05/15/2016	1,000	1,142
Upland Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	102
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/01/2012	990	1,010
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	219
West Hollywood Public Financing Authority, California Revenue Notes, Series 2009
3.000% due 02/01/2012	695	696
5.000% due 02/01/2013	1,145	1,196
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	245	248

3.000% due 08/01/2013	350	358
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	442

		245,108

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	770

PENNSYLVANIA 0.3%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	944

PUERTO RICO 1.2%
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	510
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,040
5.000% due 07/01/2013	550	578

		3,128

U. S. VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Notes, Series 2010
4.000% due 10/01/2013	400	413

Total Municipal Bonds & Notes (Cost $247,651)		250,363

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS 5.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	13,637	13,637
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $13,910. Repurchase proceeds are $13,637.)
U.S. TREASURY BILLS 0.1%
0.030% due 02/09/2012 - 03/01/2012 (a)(b)	203	203

Total Short-Term Instruments (Cost $13,840)		13,840

Total Investments 99.4% (Cost $261,491)		$264,203
Other Assets and Liabilities (Net) 0.6%		1,587

Net Assets 100.0%		$265,790

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $203 have been pledged as collateral as of December 31, 2011 for OTC swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Depreciation
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$3,700	$(135)	$(41)	$(94)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	3,000	(109)	(43)	(66)

					$(244)	$(84)	$(160)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$245,108	$0	$245,108
New York	0	770	0	770
Pennsylvania	0	944	0	944
Puerto Rico	0	3,128	0	3,128
U. S. Virgin Islands	0	413	0	413
Short-Term Instruments
Repurchase Agreements	0	13,637	0	13,637
U.S. Treasury Bills	0	203	0	203
	$0	$264,203	$0	$264,203

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(160)	$0	$(160)

Totals	$0	$264,043	$0	$264,043

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Springleaf Finance Corp.
5.500% due 05/10/2017		$6,200	$5,411

Total Bank Loan Obligations (Cost $6,172)			5,411

CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 4.6%
AGFC Capital Trust I
6.000% due 01/15/2067		6,800	2,856
American International Group, Inc.
3.750% due 11/30/2013		7,200	7,069
Bank of America Corp.
6.000% due 09/01/2017		25,570	25,008
CIT Group, Inc.
5.250% due 04/01/2014		1,900	1,902
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	400	444
EuroCredit CDO II BV
2.453% due 10/04/2013 (l)		692	856
International Lease Finance Corp.
5.875% due 05/01/2013		$1,000	990
6.750% due 09/01/2016		3,500	3,605
7.125% due 09/01/2018		9,300	9,672
Intesa Sanpaolo SpA
3.625% due 08/12/2015		5,000	4,146
Provident Funding Associates LP
10.250% due 04/15/2017		3,000	2,812
Springleaf Finance Corp.
5.900% due 09/15/2012		6,300	6,056
XL Group PLC
6.500% due 12/29/2049 (c)		9,900	7,846

			73,262

INDUSTRIALS 0.5%
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,200	2,584
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		$37	38
McClatchy Co.
11.500% due 02/15/2017		5,000	4,862

			7,484

UTILITIES 0.3%
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		475	488
Tokyo Electric Power Co., Inc.
0.643% due 04/28/2015	JPY	100,000	983
2.750% due 02/14/2012	CHF	1,000	1,057
4.500% due 03/24/2014	EUR	1,700	1,938

			4,466

Total Corporate Bonds & Notes (Cost $86,549)			85,212

CONVERTIBLE BONDS & NOTES 68.8%
BANKING & FINANCE 5.8%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		$8,605	9,379
Air Lease Corp.
3.875% due 12/01/2018		5,000	5,112
BGC Partners, Inc.
4.500% due 07/15/2016		5,000	4,400
Boston Properties LP
3.625% due 02/15/2014		1,260	1,366
3.750% due 05/15/2036		15,600	17,901
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,961
2.800% due 08/31/2012		2,000	2,017
Digital Realty Trust LP
5.500% due 04/15/2029		10,000	16,594
Health Care REIT, Inc.
3.000% due 12/01/2029		3,000	3,446

ProLogis
2.250% due 04/01/2037	8,500	8,521
SL Green Operating Partnership LP
3.000% due 10/15/2017	7,050	7,306
Vornado Realty LP
3.875% due 04/15/2025	13,000	13,325

		91,328

INDUSTRIALS 62.1%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	8,295	8,139
Alcoa, Inc.
5.250% due 03/15/2014	6,700	10,167
Alliance Data Systems Corp.
4.750% due 05/15/2014	4,185	9,469
Alliance One International, Inc.
5.500% due 07/15/2014	445	342
Alpha Appalachia Holdings, Inc.
3.250% due 08/01/2015	1,120	1,040
Alpha Natural Resources, Inc.
2.375% due 04/15/2015	1,230	1,150
Amgen, Inc.
0.000% due 03/01/2032	9,167	7,288
0.375% due 02/01/2013	41,040	41,399
Amkor Technology, Inc.
6.000% due 04/15/2014	2,500	3,956
Anixter International, Inc.
1.000% due 02/15/2013	3,150	3,603
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	22,431	22,655
Avis Budget Group, Inc.
3.500% due 10/01/2014	3,000	3,075
Bill Barrett Corp.
5.000% due 03/15/2028	310	312
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	2,319
BorgWarner, Inc.
3.500% due 04/15/2012	2,500	4,869
Cemex S.A.B. de C.V.
3.250% due 03/15/2016	5,000	3,281
Central European Distribution Corp.
3.000% due 03/15/2013	4,828	3,887
Cephalon, Inc.
2.500% due 05/01/2014	8,000	9,489
Chart Industries, Inc.
2.000% due 08/01/2018	5,000	5,306
Chesapeake Energy Corp.
2.500% due 05/15/2037	48,620	43,576
2.750% due 11/15/2035	4,500	4,421
Ciena Corp.
4.000% due 03/15/2015	15,000	14,813
Concur Technologies, Inc.
2.500% due 04/15/2015	11,000	13,214
Continental Airlines, Inc.
4.500% due 01/15/2015	7,000	8,531
CSG Systems International, Inc.
3.000% due 03/01/2017	2,000	1,880
Eastman Kodak Co.
7.000% due 04/01/2017 (c)	3,000	803
Electronic Arts, Inc.
0.750% due 07/15/2016	15,000	14,644
EMC Corp.
1.750% due 12/01/2013	43,740	62,986
Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015	3,750	4,927
Equinix, Inc.
3.000% due 10/15/2014	3,000	3,371
4.750% due 06/15/2016	4,000	5,650
Ford Motor Co.
4.250% due 12/15/2036 (c)	10,500	14,936
General Cable Corp.
0.875% due 11/15/2013	2,000	1,850
4.500% due 11/15/2029	3,515	3,344
Gilead Sciences, Inc.
0.625% due 05/01/2013	4,700	5,458
1.000% due 05/01/2014	17,500	19,250
1.625% due 05/01/2016	12,800	14,640
Hertz Global Holdings, Inc.
5.250% due 06/01/2014	5,000	7,806
Hilton Worldwide, Inc.
3.375% due 04/15/2023	0	0
Hologic, Inc.
2.000% due 12/15/2037	11,052	10,596

Human Genome Sciences, Inc.
2.250% due 08/15/2012	2,500	2,488
Incyte Corp. Ltd.
4.750% due 10/01/2015	2,700	5,076
Ingersoll-Rand Global Holding Co. Ltd.
4.500% due 04/15/2012	3,500	6,011
Intel Corp.
2.950% due 12/15/2035	400	419
International Game Technology
3.250% due 05/01/2014	12,500	14,859
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	16,750	17,022
JDS Uniphase Corp.
1.000% due 05/15/2026	7,600	7,505
Kinross Gold Corp.
1.750% due 03/15/2028	5,000	4,906
Lam Research Corp.
1.250% due 05/15/2018	5,000	4,713
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,680
Lennar Corp.
2.000% due 12/01/2020	5,000	5,050
Life Technologies Corp.
1.500% due 02/15/2024	6,000	6,030
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	13,559	13,932
Linear Technology Corp.
3.000% due 05/01/2027	15,600	16,010
Medtronic, Inc.
1.625% due 04/15/2013	12,500	12,656
Mentor Graphics Corp.
4.000% due 04/01/2031	2,000	2,033
Meritor, Inc.
4.625% due 03/01/2026	4,000	2,970
MGM Resorts International
4.250% due 04/15/2015	25,100	23,876
Microchip Technology, Inc.
2.125% due 12/15/2037	12,200	16,531
Micron Technology, Inc.
1.500% due 08/01/2031	16,000	14,440
1.875% due 06/01/2014	10,000	9,600
Microsoft Corp.
0.000% due 06/15/2013	37,000	37,647
Molycorp, Inc.
3.250% due 06/15/2016	4,000	3,420
Mylan, Inc.
1.250% due 03/15/2012	11,050	11,133
Navistar International Corp.
3.000% due 10/15/2014	5,000	5,413
NetApp, Inc.
1.750% due 06/01/2013	23,500	29,786
Newmont Mining Corp.
1.625% due 07/15/2017	30,000	43,425
Novellus Systems, Inc.
2.625% due 05/15/2041	4,000	4,810
Omnicare, Inc.
3.250% due 12/15/2035	3,040	2,804
3.750% due 12/15/2025	6,000	8,370
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	9,100	8,509
Peabody Energy Corp.
4.750% due 12/15/2066	10,090	10,342
PHH Corp.
4.000% due 04/15/2012	5,000	4,756
Pioneer Natural Resources Co.
2.875% due 01/15/2038	5,025	7,732
RadioShack Corp.
2.500% due 08/01/2013	8,000	7,690
Rovi Corp.
2.625% due 02/15/2040	4,950	4,950
Saks, Inc.
2.000% due 03/15/2024	5,000	5,106
Salesforce.com, Inc.
0.750% due 01/15/2015	3,800	5,211
SanDisk Corp.
1.000% due 05/15/2013	8,405	8,226
1.500% due 08/15/2017	11,100	13,126
SBA Communications Corp.
4.000% due 10/01/2014	2,400	3,660
Steel Dynamics, Inc.
5.125% due 06/15/2014	2,500	2,734
Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,955	5,694
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	1,923

Symantec Corp.
1.000% due 06/15/2013	28,300	31,661
Textron, Inc.
4.500% due 05/01/2013	5,000	7,700
Transocean, Inc.
1.500% due 12/15/2037	59,750	59,003
Trinity Industries, Inc.
3.875% due 06/01/2036	1,810	1,778
TRW Automotive, Inc.
3.500% due 12/01/2015	3,000	4,058
United Rentals, Inc.
4.000% due 11/15/2015 (c)	9,000	24,795
United States Steel Corp.
4.000% due 05/15/2014	5,000	5,556
VeriSign, Inc.
3.250% due 08/15/2037	9,500	11,400
Xilinx, Inc.
2.625% due 06/15/2017	6,400	8,160

		976,827

UTILITIES 0.9%
CenterPoint Energy, Inc.
0.475% due 09/15/2029	275	9,436
Time Warner Telecom, Inc.
2.375% due 04/01/2026	4,265	5,043

		14,479

Total Convertible Bonds & Notes (Cost $1,035,700)		1,082,634

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014 ^	320	97

Total Municipal Bonds & Notes (Cost $320)		97

U.S. TREASURY OBLIGATIONS 10.8%
U.S. Treasury Notes
2.000% due 11/15/2021 (i)	167,900	169,763

Total U.S. Treasury Obligations (Cost $169,668)		169,763

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.344% due 12/25/2033	137	105
SLM Student Loan Trust
3.528% due 05/16/2044	1,801	1,838

Total Asset-Backed Securities (Cost $2,017)		1,943

	SHARES
COMMON STOCKS 3.5%
CONSUMER DISCRETIONARY 0.3%
Liberty Global, Inc. (a)	131,881	5,361
Teavana Holdings, Inc. (a)	8,155	153

		5,514

ENERGY 0.0%
Lone Pine Resources, Inc. (a)	10,938	77
FINANCIALS 0.1%

American International Group, Inc. (a)	71,667	1,663

HEALTH CARE 0.4%
Elan Corp. PLC SP - ADR (a)	1	0
HCA Holdings, Inc. (a)	286,300	6,307

		6,307

INFORMATION TECHNOLOGY 2.7%
Advanced Micro Devices, Inc. (a)	1,834,000	9,904
Intel Corp.	1,310,000	31,767

Zynga, Inc. 'A' (a)	50,631	476

		42,147

Total Common Stocks (Cost $57,898)		55,708

CONVERTIBLE PREFERRED SECURITIES 11.5%
BANKING & FINANCE 5.2%
Citigroup, Inc.
7.500% due 12/15/2012	463,000	37,619
Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012	100,000	872
Health Care REIT, Inc.
6.500% due 12/31/2049	142,000	7,266
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049 ^	9,000	4
MetLife, Inc.
5.000% due 09/11/2013	290,000	17,870
Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	740,910	6,549
Wells Fargo & Co.
7.500% due 12/31/2049	11,658	12,302

		82,482

INDUSTRIALS 4.2%
AngloGold Ashanti Holdings Finance PLC
6.000% due 09/15/2013	246,100	11,746
Apache Corp.
6.000% due 08/01/2013	188,200	10,215
General Motors Co.
4.750% due 12/01/2013	867,000	29,695
Motors Liquidation Co.
5.250% due 03/06/2032	400,000	152
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	115,000	13,484

		65,292

UTILITIES 2.1%
AES Trust III
6.750% due 10/15/2029	53,870	2,644
NextEra Energy, Inc.
7.000% due 09/01/2013	200,000	10,780
PPL Corp.
8.750% due 05/01/2014	100,000	5,550
9.500% due 07/01/2013	260,000	14,516

		33,490

Total Convertible Preferred Securities (Cost $221,389)		181,264

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012	100,000	714

Total Preferred Securities (Cost $680)		714

REAL ESTATE INVESTMENT TRUSTS 0.2%
Simon Property Group, Inc.	21,526	2,776
Ventas, Inc.	800	44

Total Real Estate Investment Trusts (Cost $2,069)		2,820

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$1,997	1,997

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $2,040. Repurchase proceeds are $1,997.)
U.S. TREASURY BILLS 7.1%
0.043% due 01/19/2012 - 08/23/2012 (b)(d)(e)(h)(i)	111,535	111,520

Total Short-Term Instruments (Cost $113,514)		113,517

PURCHASED OPTIONS (k) 0.1%
(Cost $2,315)	2,279
Total Investments 108.1% (Cost $1,698,291)	$1,701,362
Other Assets and Liabilities (Net) (8.1%)	(127,111)

Net Assets 100.0%	$1,574,251

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Securities with an aggregate market value of $20,321 have been pledged as collateral for equity options as of December 31, 2011.

(d)	Securities with an aggregate market value of $350 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(e)	Securities with an aggregate market value of $6,700 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Cash of $9,749 has been pledged as collateral for securities sold short as of December 31, 2011.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $26,344 at a weighted average interest rate of (2.358%). On December 31, 2011, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $4,839 and cash of $5 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini NASDAQ 100 Index March Futures	Short	03/2012	222	$(98)
E-mini S&P 500 Index March Futures	Long	03/2012	211	532
Euro-Bund 10-Year Bond March Futures	Short	03/2012	500	(2,622)
S&P 500 Index March Futures	Short	03/2012	117	(682)

				$(2,870)

(i)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $9,332 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$73,000	$(1,388)	$291

(j)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	06/20/2015	4.845%		$3,000	$(20)	$105	$(125)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	12/20/2016	5.993%		1,000	39	85	(46)
Advanced Micro Devices, Inc.	JPM	(5.000%	)	12/20/2016	5.993%		2,000	78	180	(102)
Chesapeake Energy Corp.	BOA	(5.000%	)	12/20/2018	4.692%		5,000	(94)	(465)	371
Eastman Kodak Co.	DUB	(5.000%	)	06/20/2013	106.912%		6,900	4,015	371	3,644
International Game Technology	DUB	(1.000%	)	06/20/2014	0.804%		9,200	(48)	212	(260)
International Lease Finance Corp.	BOA	(5.000%	)	06/20/2017	6.688%		7,000	444	(491)	935
Interpublic Group of Cos., Inc.	MYC	(1.000%	)	03/20/2012	0.788%		7,500	(7)	76	(83)
Interpublic Group of Cos., Inc.	UAG	(1.000%	)	03/20/2012	0.788%		5,000	(4)	46	(50)
Intesa Sanpaolo SpA	GST	(3.000%	)	09/20/2015	4.908%	EUR	5,000	382	389	(7)
Lennar Corp.	BRC	(5.000%	)	12/20/2013	2.102%		$4,600	(267)	(105)	(162)
MGM Resorts International	CBK	(5.000%	)	09/20/2016	8.128%		4,000	453	520	(67)
MGM Resorts International	DUB	(5.000%	)	12/20/2016	8.270%		2,500	307	247	60
MGM Resorts International	GST	(5.000%	)	06/20/2015	7.289%		7,000	460	787	(327)
MGM Resorts International	GST	(5.000%	)	12/20/2016	8.270%		2,500	307	269	38
ProLogis	DUB	(1.000%	)	06/20/2012	0.904%		8,500	(7)	338	(345)
Transocean, Inc.	CBK	(1.000%	)	12/20/2012	1.922%		20,000	171	(101)	272

								$6,209	$2,463	$3,746

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMS Energy Corp.	BOA	1.000%	12/20/2015	1.709%	$10,000	$(264)	$(553)	$289
HCA, Inc.	CBK	2.000%	09/20/2012	1.868%	600	1	0	1
HCA, Inc.	CBK	2.400%	06/20/2014	3.699%	400	(12)	0	(12)

Starwood Hotels & Resorts Worldwide, Inc.	DUB	1.000%	12/20/2014	1.322%		13,000	(116)	172	(288)
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2012	9.001%	JPY	154,300	(35)	(180)	145
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	9.002%		166,700	(79)	(296)	217
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%		9,600	(7)	(13)	6
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		74,000	(79)	(164)	85
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%		80,000	(38)	(98)	60
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		$200	1	3	(2)

							$(628)	$(1,129)	$501

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Depreciation
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	$265,000	$(1,877)	$913	$(2,790)
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016	250,000	(1,771)	(406)	(1,365)

					$(3,648)	$507	$(4,155)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Purchased options outstanding on December 31, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC AUD versus USD	DUB	$1.048	01/13/2012	AUD	175,000	$321	$476

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOE XL Group PLC	—		$12.500	01/19/2013	556		—	$900	$431
Put - CBOT Range Resources Corp.	—		60.000	06/16/2012	118		—	747	826
Put - OTC Glencore International PLC	GST	GBP	4.000	06/15/2012	—	GBP	37,400	166	250
Put - OTC Glencore International PLC	GST		4.400	06/15/2012	—		28,100	181	296

								$1,994	$1,803

(l)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
EuroCredit CDO II BV	2.453%	10/04/2013	10/13/2011	$932	$856	0.05%

(m)	Short sales outstanding on December 31, 2011:

Description	Shares	Proceeds	Market Value
Eastman Kodak Co.	364,380	$1,333	$(237)
TRW Automotive Holdings Corp.	86,300	3,944	(2,813)
United Rentals, Inc.	677,000	8,107	(20,005)

		$13,384	$(23,055)

(n)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	79,318	02/2012	GST	$0	$(2,729)	$(2,729)
Sell		136	02/2012	JPM	0	(4)	(4)
Buy	BRL	425	01/2012	HUS	1	0	1
Sell		425	01/2012	HUS	0	(6)	(6)
Buy		425	01/2012	UAG	0	(9)	(9)
Sell		425	01/2012	UAG	0	(1)	(1)
Sell		425	03/2012	UAG	10	0	10
Buy	CAD	1,057	02/2012	DUB	1	0	1
Sell	CHF	898	03/2012	BRC	12	0	12

Buy	CNY	6,000	02/2012	DUB	21	0	21
Buy		18,184	02/2012	JPM	78	0	78
Buy		110,541	10/2012	UAG	0	(53)	(53)
Buy		32,588	04/2014	JPM	0	(260)	(260)
Buy	EUR	1,015	01/2012	BRC	0	(39)	(39)
Sell		14,593	01/2012	BRC	1,112	0	1,112
Buy		248	01/2012	CBK	0	(12)	(12)
Sell		24,333	01/2012	CBK	180	0	180
Buy		2,483	01/2012	DUB	0	(84)	(84)
Sell		13,659	01/2012	DUB	1,170	0	1,170
Sell		28,876	01/2012	FBL	1,203	0	1,203
Buy		28,876	01/2012	GST	0	(512)	(512)
Sell		3,251	01/2012	JPM	188	0	188
Buy		962	01/2012	MSC	0	(95)	(95)
Buy		1,376	01/2012	RBC	0	(72)	(72)
Sell		7,104	01/2012	RBC	463	0	463
Sell		1,032	01/2012	UAG	7	0	7
Sell		28,876	02/2012	GST	514	0	514
Sell	GBP	3,302	01/2012	BRC	50	0	50
Buy		3,302	01/2012	RBC	0	(43)	(43)
Sell		3,302	02/2012	RBC	43	0	43
Sell	HUF	580,680	01/2012	CBK	204	0	204
Buy	INR	772,900	07/2012	UAG	0	(2,750)	(2,750)
Sell	JPY	365,922	01/2012	DUB	12	0	12
Buy	KRW	23,351,950	02/2012	UAG	0	(1,826)	(1,826)
Buy	MXN	243,734	03/2012	CBK	0	(494)	(494)
Buy	MYR	5,125	04/2012	UAG	0	(79)	(79)
Buy	PHP	110,050	03/2012	CBK	0	(28)	(28)
Buy	SGD	20,769	02/2012	FBL	138	0	138
Buy		2,994	02/2012	GST	4	0	4
Buy		1,300	02/2012	HUS	2	0	2

					$5,413	$(9,096)	$(3,683)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$5,411	$0	$5,411
Corporate Bonds & Notes
Banking & Finance	0	73,262	0	73,262
Industrials	0	7,446	38	7,484
Utilities	0	4,466	0	4,466
Convertible Bonds & Notes
Banking & Finance	0	87,350	3,978	91,328
Industrials	0	976,827	0	976,827
Utilities	0	14,479	0	14,479
Municipal Bonds & Notes
Illinois	0	97	0	97
U.S. Treasury Obligations	0	169,763	0	169,763
Asset-Backed Securities	0	1,943	0	1,943
Common Stocks
Consumer Discretionary	5,514	0	0	5,514
Energy	77	0	0	77
Financials	1,663	0	0	1,663
Health Care	6,307	0	0	6,307
Information Technology	42,147	0	0	42,147
Convertible Preferred Securities
Banking & Finance	75,061	7,421	0	82,482
Industrials	65,140	0	152	65,292
Utilities	33,490	0	0	33,490
Preferred Securities
Banking & Finance	0	714	0	714
Real Estate Investment Trusts	2,820	0	0	2,820
Short-Term Instruments
Repurchase Agreements	0	1,997	0	1,997
U.S. Treasury Bills	0	111,520	0	111,520
Purchased Options
Equity Contracts	1,257	546	0	1,803
Foreign Exchange Contracts	0	476	0	476
	$233,476	$1,463,718	$4,168	$1,701,362
Short Sales, at value	$(23,055)	$0	$0	$(23,055)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	6,123	0	6,123
Equity Contracts	532	0	0	532
Foreign Exchange Contracts	0	5,413	0	5,413
Interest Rate Contracts	0	291	0	291
	$532	$11,827	$0	$12,359
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,031)	0	(6,031)
Equity Contracts	(780)	0	0	(780)
Foreign Exchange Contracts	0	(9,096)	0	(9,096)

Interest Rate Contracts	(2,622)	0	0	(2,622)
	$(3,402)	$(15,127)	$0	$(18,529)

Totals	$207,551	$1,460,418	$4,168	$1,672,137

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Corporate Bonds & Notes
Industrials	$41	$0	$(2)	$0	$0	$(1)	$0	$0	$38	$(1)
Convertible Bonds & Notes
Banking & Finance	3,960	0	0	0	1	17	0	0	3,978	17
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	152	0	152	0

Totals	$4,001	$0	$(2)	$0	$1	$16	$152	$0	$4,168	$16

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 25.9%
Ashland, Inc.
3.750% due 08/23/2018	$997	$1,002
Bausch & Lomb, Inc.
3.546% due 04/24/2015	195	191
3.546% - 3.829% due 04/24/2015	800	784
Celanese Corp.
3.122% due 10/31/2016	997	1,003
Charter Communications, Inc.
3.830% due 09/06/2016	995	975
Chrysler Group LLC
6.000% due 05/24/2017	993	942
Colfax Corp.
4.500% due 09/12/2018	1,300	1,302
CommScope, Inc.
5.000% due 01/14/2018	1,990	1,982
CSC Holdings LLC
2.044% due 03/29/2016	997	976
Delos Aircraft, Inc.
7.000% due 03/17/2016	1,000	1,007
DigitalGlobe, Inc.
5.750% due 09/21/2018	1,000	985
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	995	994
Dollar General Corp.
3.028% - 3.329% due 07/06/2014	1,000	1,000
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	1,252	1,254
Graphic Packaging International, Inc.
3.122% - 3.159% due 05/16/2014	1,000	1,000
Grifolis S.A.
6.000% due 06/01/2017	995	994
HCA, Inc.
3.546% due 05/31/2018	1,673	1,586
Health Management Associates, Inc.
4.500% due 11/18/2018	1,000	996
Huntsman International LLC
1.925% due 04/19/2014	1,000	973
Insight Midwest Holdings LLC
2.020% due 04/06/2014	1,908	1,892
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	998	995
Interactive Data Corp.
4.500% due 02/11/2018	995	987
NeuStar, Inc.
5.000% due 11/08/2018	1,247	1,250
NXP Funding LLC
5.500% due 03/04/2017	1,297	1,260
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	1,000	999
Pinafore LLC
4.250% due 09/29/2016	990	988
Polyone Corp.
5.000% due 12/21/2017	1,000	1,003
Rock-Tenn Co.
3.500% due 05/27/2018	988	989
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	1,000	1,005
Royalty Pharma Finance Trust
4.000% due 05/10/2018	995	990
RPI Finance Trust
3.750% due 11/10/2016	302	300
Sealed Air Corp.
4.750% due 10/03/2018	988	999
Springleaf Finance Corp.
5.500% due 05/10/2017	850	742
TransDigm, Inc.
4.000% due 02/14/2017	995	988
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,990	1,969

Total Bank Loan Obligations (Cost $36,912)		37,302

CORPORATE BONDS & NOTES 37.9%
BANKING & FINANCE 11.1%
Banco Santander Brasil S.A.
4.500% due 04/06/2015	500	488

BBVA Bancomer S.A.
6.500% due 03/10/2021		500	484
CIT Group, Inc.
7.000% due 05/01/2015		1,000	1,003
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	600	666
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$1,200	1,293
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,000	1,033
HSBC Bank Capital Funding Sterling LP
5.862% due 04/29/2049	GBP	700	864
HSBC Finance Corp.
0.957% due 06/01/2016		$1,150	963
International Lease Finance Corp.
7.125% due 09/01/2018		750	780
LBG Capital No.2 PLC
9.334% due 02/07/2020	GBP	900	1,115
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		$1,400	1,382
Morgan Stanley
0.883% due 10/15/2015		1,700	1,430
ProLogis LP
6.875% due 03/15/2020		1,000	1,112
Prudential Financial, Inc.
8.875% due 06/15/2068		500	578
Regions Financial Corp.
4.875% due 04/26/2013		500	494
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,000	1,015
SLM Corp.
6.250% due 01/25/2016		375	365
State Street Capital Trust III
5.536% due 01/29/2049		250	246
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		700	747

			16,058

INDUSTRIALS 21.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		250	250
Altria Group, Inc.
9.700% due 11/10/2018		800	1,077
American Airlines Pass-Through Trust
10.375% due 01/02/2021 ^		1,033	1,084
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		452	454
Braskem Finance Ltd.
7.000% due 05/07/2020		500	539
Charter Communications Operating LLC
8.000% due 04/30/2012		1,000	1,025
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	350	456
Concho Resources, Inc.
6.500% due 01/15/2022		$480	504
8.625% due 10/01/2017		500	549
Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		821	903
Continental Resources, Inc.
7.125% due 04/01/2021		670	730
CSN Resources S.A.
6.500% due 07/21/2020		900	945
CVS Pass-Through Trust
5.926% due 01/10/2034		1,000	1,035
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014		1,000	1,012
DP World Sukuk Ltd.
6.250% due 07/02/2017		500	509
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		1,000	1,034
6.500% due 04/01/2020		900	996
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		800	955
Georgia-Pacific LLC
5.400% due 11/01/2020		500	555
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	542
HCA, Inc.
6.500% due 02/15/2020		300	312
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	350	463
Host Hotels & Resorts LP
6.000% due 10/01/2021		$250	257

Kabel BW Musketeer GmbH
9.500% due 03/15/2021	EUR	300	389
MGM Resorts International
10.375% due 05/15/2014		$750	861
Mylan, Inc.
7.875% due 07/15/2020		1,900	2,107
Novatek Finance Ltd.
5.326% due 02/03/2016		800	810
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		980	1,014
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		250	248
Peabody Energy Corp.
6.000% due 11/15/2018		650	666
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,400	1,590
Plains Exploration & Production Co.
6.750% due 02/01/2022		700	737
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		1,250	1,312
RZD Capital Ltd.
5.739% due 04/03/2017		500	505
SM Energy Co.
6.500% due 11/15/2021		650	673
Southwestern Energy Co.
7.500% due 02/01/2018		1,460	1,690
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		1,000	996
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	269
Xstrata Canada Financial Corp.
3.600% due 01/15/2017		$400	404
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	300	394

			30,851

UTILITIES 5.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$2,000	2,085
CMS Energy Corp.
8.750% due 06/15/2019		800	952
DPL, Inc.
6.500% due 10/15/2016		1,000	1,067
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		900	976
NGPL PipeCo LLC
6.514% due 12/15/2012		1,900	1,920
TNK-BP Finance S.A.
7.500% due 07/18/2016		800	846

			7,846

Total Corporate Bonds & Notes (Cost $55,170)			54,755

MUNICIPAL BONDS & NOTES 0.4%
MINNESOTA 0.4%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014		300	303
3.093% due 03/01/2015		300	303

Total Municipal Bonds & Notes (Cost $600)			606

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds
3.750% due 08/15/2041 (c)		4,700	5,515
U.S. Treasury Notes
2.000% due 11/15/2021		7,100	7,179

Total U.S. Treasury Obligations (Cost $12,650)			12,694

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		621	562

Total Mortgage-Backed Securities (Cost $562)			562

SHORT-TERM INSTRUMENTS 24.6%
REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
0.010% due 01/03/2012		2,777	2,777
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $2,835. Repurchase proceeds are $2,777.)

U.S. TREASURY BILLS 1.2%

0.033% due 02/09/2012 - 06/14/2012 (a)(c)(d)	1,735	1,735

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 21.5%
	3,098,813	31,032

Total Short-Term Instruments (Cost $35,544)		35,544

Total Investments 98.0% (Cost $141,438)		$141,463
Other Assets and Liabilities (Net) 2.0%		2,949

Net Assets 100.0%		$144,412

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $1,848 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $443 and cash of $1 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
S&P 500 Index March Futures	Short	03/2012	22	$(132)

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Amkor Technology, Inc.	DUB	(5.000%	)	12/20/2016	6.501%		$950	$55	$72	$(17)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.611%		2,000	(38)	(30)	(8)
BMW Finance N.V.	GST	(1.000%	)	12/20/2016	1.495%	EUR	750	22	31	(9)
Boston Properties LP	RYL	(1.000%	)	09/20/2016	1.504%		$1,000	22	45	(23)
Carnival Corp.	FBF	(1.000%	)	12/20/2016	1.301%		375	5	5	0
Carnival Corp.	UAG	(1.000%	)	12/20/2016	1.301%		650	9	9	0
CenturyLink, Inc.	DUB	(1.000%	)	12/20/2016	2.321%		1,000	60	70	(10)
Commerzbank AG	GST	(1.000%	)	12/20/2016	2.825%	EUR	950	97	93	4
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	BOA	(1.000%	)	12/20/2016	1.189%		600	7	4	3
COX Communications, Inc.	UAG	(1.000%	)	12/20/2016	0.636%		$1,300	(23)	(19)	(4)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.605%	EUR	950	86	95	(9)
Daimler Finance North America LLC	FBF	(1.000%	)	12/20/2016	1.720%		2,000	85	90	(5)
Dell, Inc.	FBF	(1.000%	)	09/20/2016	1.251%		$1,000	11	10	1
E.I. du Pont de Nemours & Co.	FBF	(1.000%	)	09/20/2014	0.419%		1,000	(16)	(18)	2
Erste Group Bank AG	FBF	(1.000%	)	09/20/2016	3.534%	EUR	1,500	199	144	55
JPMorgan Chase & Co.	DUB	(1.000%	)	09/20/2016	1.363%		$2,000	32	37	(5)
Kohl’s Corp.	FBF	(1.000%	)	09/20/2013	0.689%		1,000	(6)	(9)	3
Kroger Co.	RYL	(1.000%	)	09/20/2016	0.759%		1,000	(11)	1	(12)
Lloyds TSB Bank PLC	BOA	(1.000%	)	12/20/2016	3.231%	GBP	900	133	168	(35)
Lockheed Martin Corp.	GST	(1.000%	)	12/20/2016	1.127%		$1,000	5	(15)	20
Macy’s Retail Holdings, Inc.	MYC	(1.000%	)	12/20/2016	1.364%		1,000	17	12	5
Mohawk Industries, Inc.	GST	(1.000%	)	09/20/2016	2.050%		1,000	46	82	(36)
Motorola Solutions, Inc.	BOA	(1.000%	)	12/20/2016	0.964%		1,350	(3)	1	(4)
New York Times Co.	FBF	(1.000%	)	12/20/2016	3.026%		450	41	45	(4)
New York Times Co.	GST	(1.000%	)	12/20/2016	3.026%		850	77	85	(8)
Nexen, Inc.	FBF	(1.000%	)	09/20/2016	1.930%		1,000	41	45	(4)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	12/20/2016	0.743%		1,000	(13)	(8)	(5)
Nucor Corp.	FBF	(1.000%	)	09/20/2016	1.149%		1,000	6	1	5
Nucor Corp.	GST	(1.000%	)	09/20/2016	1.149%		1,000	7	5	2
Owens Corning	GST	(1.000%	)	09/20/2016	2.492%		1,000	65	68	(3)
Raytheon Co.	DUB	(1.000%	)	12/20/2016	0.739%		1,000	(13)	(15)	2
Safeway, Inc.	CBK	(1.000%	)	09/20/2016	1.161%		1,000	7	17	(10)
Suncor Energy, Inc.	BRC	(1.000%	)	12/20/2016	1.549%		1,000	26	35	(9)
Suncor Energy, Inc.	DUB	(1.000%	)	09/20/2016	1.493%		1,000	22	16	6
VF Corp.	DUB	(1.000%	)	09/20/2016	0.515%		1,000	(23)	(11)	(12)
Volkswagen International Finance N.V	GST	(1.000%	)	12/20/2016	1.659%	EUR	750	28	35	(7)
Vornado Realty LP	RYL	(1.000%	)	09/20/2016	1.844%		$1,500	56	74	(18)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	1.398%		2,500	43	49	(6)
Westfield Capital Corp.	RYL	(1.000%	)	09/20/2016	2.586%		1,000	67	67	0
Wyndham Worldwide Corp.	BOA	(1.000%	)	12/20/2016	1.589%		1,000	27	44	(17)

								$1,258	$1,430	$(172)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	5.000%	12/20/2016	5.993%		$950	$(37)	$(59)	$22
Alcoa, Inc.	DUB	1.000%	09/20/2016	3.470%		500	(52)	(44)	(8)
Ally Financial, Inc.	DUB	5.000%	12/20/2012	5.116%		2,000	2	(10)	12
American International Group, Inc.	DUB	1.000%	12/20/2016	4.593%		900	(131)	(139)	8
ArcelorMittal	CBK	1.000%	09/20/2016	5.228%	EUR	500	(106)	(90)	(16)

Brazil Government International Bond	BRC	1.000%	09/20/2016	1.525%		$1,500	(35)	(29)	(6)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.568%		1,000	(27)	(39)	12
Caterpillar, Inc.	CBK	1.000%	12/20/2016	1.420%		700	(13)	(16)	3
China Development Bank Corp.	HUS	1.000%	12/20/2012	1.724%		1,000	(7)	(15)	8
China Government International Bond	BRC	1.000%	09/20/2016	1.403%		1,500	(26)	(5)	(21)
China Government International Bond	MYC	1.000%	09/20/2016	1.403%		1,000	(18)	(16)	(2)
Constellation Energy Group, Inc.	JPM	1.000%	09/20/2016	1.411%		1,000	(18)	(29)	11
Egypt Government International Bond	HUS	1.000%	09/20/2016	6.276%		400	(83)	(50)	(33)
Embarq Corp.	GST	1.000%	12/20/2016	2.325%		1,000	(60)	(66)	6
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2016	1.208%		500	(5)	0	(5)
Export-Import Bank of China	HUS	1.000%	12/20/2012	1.210%		1,000	(1)	(12)	11
Fiat Finance & Trade Ltd.	HUS	5.000%	12/20/2013	9.013%	EUR	250	(22)	(17)	(5)
Ford Motor Co.	DUB	5.000%	12/20/2012	1.801%		$1,000	33	40	(7)
Forest Oil Corp.	GST	5.000%	09/20/2016	5.102%		1,000	(2)	4	(6)
Gazprom Via Gaz Capital S.A.	MYC	1.000%	09/20/2012	1.807%		1,000	(6)	(9)	3
Japan Government International Bond	BRC	1.000%	09/20/2016	1.353%		1,500	(24)	(1)	(23)
Lafarge S.A.	FBF	1.000%	09/20/2016	4.404%	EUR	500	(88)	(104)	16
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	4.898%		$1,000	(28)	(27)	(1)
Mexico Government International Bond	BRC	1.000%	09/20/2016	1.454%		1,500	(30)	(29)	(1)
Morgan Stanley	JPM	1.000%	12/20/2012	4.694%		1,000	(34)	(72)	38
Nokia OYJ	DUB	1.000%	09/20/2013	2.334%	EUR	1,000	(28)	(37)	9
NRG Energy, Inc.	GST	5.000%	09/20/2016	5.958%		$500	(18)	(14)	(4)
NRG Energy, Inc.	GST	5.000%	12/20/2016	6.122%		460	(20)	(18)	(2)
Peugeot S.A.	BRC	1.000%	09/20/2016	6.046%	EUR	500	(122)	(96)	(26)
Qatar Government International Bond	HUS	1.000%	09/20/2016	1.212%		$500	(4)	0	(4)
Rio Tinto Finance USA Ltd.	CBK	1.000%	12/20/2016	1.746%		1,000	(35)	(42)	7
Russia Government International Bond	CBK	1.000%	09/20/2016	2.710%		1,000	(74)	(42)	(32)
South Korea Government Bond	BRC	1.000%	09/20/2016	1.543%		1,500	(36)	(19)	(17)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	20,000	(14)	(26)	12
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		15,800	(16)	(30)	14
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.911%		$1,500	7	20	(13)
UPC Holding BV	BRC	5.000%	09/20/2016	7.249%	EUR	250	(26)	(26)	0
Williams Partners LP	GST	1.000%	12/20/2016	1.852%		$1,000	(40)	(40)	0

							$(1,244)	$(1,204)	$(40)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-17 5-Year Index	UAG	1.000%	12/20/2016	$50	$(1)	$(1)	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	BRL	39,500	$20	$(19)	$39
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		7,800	27	4	23
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		8,000	38	(12)	50
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		$8,500	(969)	(573)	(396)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	DUB		4,800	(547)	(366)	(181)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB	AUD	1,800	54	31	23
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	28,900	(17)	(29)	12
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		55,800	(31)	60	(91)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		24,000	(14)	2	(16)

							$(1,439)	$(902)	$(537)

(f)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,068	02/2012	CBK	$0	$(31)	$(31)

Sell		3,053	02/2012	JPM	0	(102)	(102)
Sell	CAD	74	02/2012	BRC	0	(2)	(2)
Buy		1,462	02/2012	RBC	0	(1)	(1)
Buy	CNY	18,983	02/2012	HUS	0	(4)	(4)
Buy		6,095	06/2012	JPM	0	(2)	(2)
Buy	EUR	641	01/2012	BRC	0	(49)	(49)
Sell		79	01/2012	CBK	4	0	4
Sell		5,487	01/2012	JPM	360	0	360
Sell		39	01/2012	UAG	2	0	2
Sell	GBP	1,554	03/2012	JPM	25	0	25
Sell		3	03/2012	UAG	0	0	0
Sell	INR	23,203	07/2012	DUB	11	0	11
Buy		23,080	07/2012	JPM	0	(35)	(35)
Sell	JPY	43,561	01/2012	CBK	1	0	1
Buy		48,983	02/2012	RBC	6	0	6
Buy	KRW	1,599,000	02/2012	CBK	0	(56)	(56)
Sell		219,222	02/2012	DUB	2	0	2
Sell		1,007,160	02/2012	HUS	16	0	16
Buy	MXN	108	03/2012	BRC	0	0	0
Buy		18,185	03/2012	HUS	0	(45)	(45)
Sell		13,861	03/2012	JPM	32	0	32
Buy	NOK	1,347	01/2012	FBL	0	(8)	(8)
Buy		1,346	01/2012	GST	0	(8)	(8)
Buy		1,347	01/2012	UAG	0	(8)	(8)
Buy	RUB	14,535	03/2012	CBK	0	(33)	(33)
Sell		14,828	03/2012	HUS	0	(15)	(15)
Sell	SGD	66	02/2012	CBK	1	0	1
Sell		647	02/2012	DUB	1	0	1
Sell		234	02/2012	GST	0	(1)	(1)
Buy		1,803	02/2012	JPM	7	0	7

					$468	$(400)	$68

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$37,302	$0	$37,302
Corporate Bonds & Notes
Banking & Finance	0	16,058	0	16,058
Industrials	0	27,852	2,999	30,851
Utilities	0	7,846	0	7,846
Municipal Bonds & Notes
Minnesota	0	606	0	606
U.S. Treasury Obligations	0	12,694	0	12,694
Mortgage-Backed Securities	0	562	0	562
Short-Term Instruments
Repurchase Agreements	0	2,777	0	2,777
U.S. Treasury Bills	0	1,735	0	1,735
PIMCO Short-Term Floating NAV Portfolio	31,032	0	0	31,032
	$31,032	$107,432	$2,999	$141,463
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	300	0	300
Foreign Exchange Contracts	0	468	0	468
Interest Rate Contracts	0	147	0	147
	$0	$915	$0	$915
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(512)	0	(512)
Equity Contracts	(132)	0	0	(132)
Foreign Exchange Contracts	0	(400)	0	(400)
Interest Rate Contracts	0	(684)	0	(684)
	$(132)	$(1,596)	$0	$(1,728)

Totals	$30,900	$106,751	$2,999	$140,650

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$3,046	$0	$(9)	$0	$(38)	$0	$0	$2,999	$(38)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.3%
AES Corp.
4.250% due 05/27/2018		$2,978	$2,979
Ally Financial, Inc.
6.000% due 06/11/2012		2,000	1,920
Berry Plastics Corp.
7.384% due 06/05/2014		6,423	5,034
CCM Merger, Inc.
7.000% due 03/01/2017		1,920	1,907
Charter Communications, Inc.
3.830% due 09/06/2016		5,017	4,918
Chrysler Group LLC
6.000% due 05/24/2017		5,473	5,192
Community Health Systems, Inc.
2.546% due 07/25/2014		242	236
2.546% - 2.773% due 07/25/2014		5,716	5,560
CSC Holdings LLC
2.044% - 4.000% due 03/29/2016		1,330	1,307
DaVita, Inc.
4.500% due 10/20/2016		99	100
Delos Aircraft, Inc.
7.000% due 03/17/2016		5,700	5,737
Delphi Corp.
3.500% due 03/17/2017		2,441	2,437
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		2,089	2,086
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		626	627
FCI International S.A.S.
2.845% due 09/28/2012		99	97
First Data Corp.
3.044% due 09/24/2014		5,721	5,182
HCA, Inc.
2.546% due 11/17/2013		6,000	5,916
2.796% due 05/02/2016		7,211	6,782
Hertz Corp.
3.750% due 03/11/2018		6,444	6,340
IASIS Healthcare LLC
5.000% due 05/03/2018		2,978	2,881
Ineos US Finance LLC
7.501% due 12/16/2013		2,266	2,320
8.001% due 12/16/2014		2,269	2,323
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		7,960	7,943
International Lease Finance Corp.
6.750% due 03/17/2015		3,900	3,924
iStar Financial, Inc.
5.000% due 06/28/2013		8,334	8,290
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	3,800	4,910
Kinetic Concepts, Inc.
7.000% due 05/04/2018		$5,000	5,051
MetroPCS Wireless, Inc.
4.063% due 03/17/2018		4,466	4,355
Nielsen Finance LLC
2.276% due 08/09/2013		5,183	5,129
Novelis, Inc.
3.750% due 03/10/2017		2,970	2,927
NRG Energy, Inc.
4.000% due 07/01/2018		9,950	9,944
Petroleum Export V Ltd.
3.563% due 12/07/2012		1,086	1,082
Polypore, Inc.
2.300% due 07/03/2014		2,294	2,247
Quintiles Transnational Corp.
5.000% due 06/08/2018		4,975	4,898
Reynolds Group Holdings Ltd.
5.250% - 6.500% due 08/09/2018		9,868	9,828
Rock-Tenn Co.
3.500% due 05/27/2018		2,985	2,988
Sofomex S.A. de C.V.
3.794% due 04/27/2012		5,000	4,977
Springleaf Finance Corp.
5.500% due 05/10/2017		16,000	13,965
Sungard Data Systems, Inc.
2.026% - 2.044% due 02/28/2014		1,000	977
3.778% due 02/28/2014		3,000	2,971
Terex Corp.
5.500% due 04/28/2017		1,995	2,006

Texas Competitive Electric Holdings Co. LLC
4.776% due 10/10/2017		8,049	5,124
TransDigm, Inc.
4.000% due 02/14/2017		1,980	1,966
U.S. Airways Group, Inc.
2.796% due 03/23/2014		2,958	2,560
UPC Broadband Holding B.V.
4.962% due 12/30/2016	EUR	3,750	4,592
5.212% due 12/31/2017		1,624	2,010
Vodafone Group PLC
6.875% due 08/17/2015		$14,985	14,985
Warner Chilcott Co. LLC
4.250% due 03/15/2018		5,459	5,400
Weather Channel, Inc.
4.250% due 02/11/2017		1,985	1,985

Total Bank Loan Obligations (Cost $216,653)			208,915

CORPORATE BONDS & NOTES 56.3%
BANKING & FINANCE 21.2%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		9,200	8,381
ABN AMRO Bank NV
2.198% due 01/30/2014		14,400	14,053
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	234
Ally Financial, Inc.
3.649% due 02/11/2014		14,700	13,967
3.963% due 06/20/2014		15,425	14,502
6.625% due 05/15/2012		1,300	1,316
7.500% due 12/31/2013		400	412
8.300% due 02/12/2015		7,200	7,614
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,091
American Express Co.
7.250% due 05/20/2014		1,700	1,900
American International Group, Inc.
0.306% due 04/03/2012	JPY	260,000	3,334
5.050% due 10/01/2015		$3,600	3,490
5.450% due 05/18/2017		1,000	958
5.600% due 10/18/2016		6,500	6,273
5.850% due 01/16/2018		22,525	22,079
6.250% due 05/01/2036		8,400	7,553
8.175% due 05/15/2068		1,400	1,260
8.250% due 08/15/2018		2,500	2,652
8.625% due 05/22/2068	GBP	100	126
Anadarko Finance Co.
7.500% due 05/01/2031		$1,000	1,211
Banco Bradesco S.A.
2.561% due 05/16/2014		12,400	12,179
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,100	3,015
Banco del Estado de Chile
4.125% due 10/07/2020		2,500	2,569
Banco do Brasil S.A.
4.500% due 01/22/2015		14,900	15,481
4.500% due 01/20/2016	EUR	9,100	11,636
6.000% due 01/22/2020		$6,600	7,260
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,700	1,723
Banco Santander Brasil S.A.
2.659% due 03/18/2014		6,100	5,815
4.250% due 01/14/2016		5,100	4,870
Banco Santander Chile
3.750% due 09/22/2015		7,600	7,616
Banco Votorantim S.A.
5.250% due 02/11/2016		10,300	10,465
Bank of America Corp.
4.750% due 08/01/2015		1,400	1,352
4.750% due 05/23/2017	EUR	300	287
5.650% due 05/01/2018		$700	668
5.750% due 12/01/2017		14,600	13,810
6.000% due 09/01/2017		4,915	4,807
7.375% due 05/15/2014		2,900	3,009
7.625% due 06/01/2019		920	953
Bank of America Institutional Capital
8.070% due 12/31/2026		500	453
Bank of America N.A.
6.000% due 06/15/2016		200	191
Bank of India
6.250% due 02/16/2021		200	192
Banque PSA Finance S.A.
8.500% due 05/04/2012	EUR	4,300	5,668

Barclays Bank PLC
5.000% due 09/22/2016		$2,400	2,489
5.125% due 01/08/2020		700	720
6.000% due 01/23/2018	EUR	200	234
6.050% due 12/04/2017		$600	545
6.750% due 05/22/2019		9,000	9,989
10.179% due 06/12/2021		7,280	7,732
14.000% due 11/29/2049	GBP	500	881
BBVA Bancomer S.A.
4.500% due 03/10/2016		$21,900	21,571
6.500% due 03/10/2021		1,400	1,356
7.250% due 04/22/2020		2,200	2,211
Bear Stearns Cos. LLC
5.700% due 11/15/2014		1,700	1,850
6.400% due 10/02/2017		1,400	1,566
7.250% due 02/01/2018		9,500	11,149
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	532
BM&FBovespa S.A.
5.500% due 07/16/2020		800	828
BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	5,036
BNP Paribas S.A.
5.186% due 06/29/2049		$400	268
BPCE S.A.
2.185% due 02/07/2014		7,000	6,666
4.625% due 07/29/2049	EUR	600	451
Capital One Bank USA N.A.
8.800% due 07/15/2019		$2,500	2,863
Catlin Insurance Co. Ltd.
7.249% due 07/29/2049		460	394
CBA Capital Trust II
6.024% due 03/29/2049		4,400	4,072
CIT Group, Inc.
7.000% due 05/01/2015		3,215	3,225
7.000% due 05/01/2016		1,358	1,359
7.000% due 05/01/2017		1,901	1,903
Citigroup Capital XXI
8.300% due 12/21/2077		14,700	14,718
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	5,849
5.300% due 10/17/2012		$4,150	4,218
5.500% due 04/11/2013		3,900	3,983
5.500% due 10/15/2014		3,000	3,087
6.000% due 12/13/2013		2,050	2,123
6.000% due 08/15/2017		300	315
6.125% due 11/21/2017		2,295	2,453
6.125% due 05/15/2018		615	655
6.500% due 08/19/2013		2,000	2,083
7.375% due 09/04/2019	EUR	100	146
Columbus International, Inc.
11.500% due 11/20/2014		$5,700	6,056
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.750% due 01/15/2020		800	852
6.875% due 03/19/2020	EUR	1,700	1,888
11.000% due 12/29/2049		$3,488	4,099
DBS Bank Ltd.
0.681% due 05/16/2017		5,000	4,912
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,035
7.625% due 09/15/2014		10,600	13,513
9.000% due 07/30/2012		1,800	2,379
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$4,600	4,608
7.500% due 08/01/2012		7,700	7,952
8.000% due 06/01/2014		16,100	17,536
8.700% due 10/01/2014		15,350	17,180
General Electric Capital Corp.
0.703% due 12/20/2013		400	388
4.625% due 09/15/2066	EUR	5,700	5,822
5.250% due 10/19/2012		$40	41
Genworth Financial, Inc.
7.200% due 02/15/2021		2,700	2,468
Goldman Sachs Group, Inc.
0.894% due 01/12/2015		100	89
1.020% due 03/22/2016		50	43
1.884% due 02/04/2013	EUR	1,100	1,366
3.700% due 08/01/2015		$1,500	1,471
4.750% due 07/15/2013		1,225	1,242
6.000% due 05/01/2014		300	312
6.150% due 04/01/2018		5,975	6,173
6.750% due 10/01/2037		6,100	5,684
7.500% due 02/15/2019		5,300	5,860
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	11,954

HBOS PLC
0.728% due 09/06/2017		5,100	3,611
6.750% due 05/21/2018		1,400	1,124
HCP, Inc.
6.700% due 01/30/2018		5,000	5,564
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		1,305	685
HSBC Bank PLC
4.125% due 08/12/2020		11,700	11,562
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	409
4.875% due 08/24/2020		2,900	2,695
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,333
HSBC Finance Corp.
0.957% due 06/01/2016		8,000	6,699
6.676% due 01/15/2021		5,300	5,490
HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	393
6.375% due 10/18/2022	GBP	100	156
6.500% due 05/02/2036		$5,400	5,464
6.500% due 09/15/2037		125	124
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		3,700	3,778
ICICI Bank Ltd.
2.256% due 02/24/2014		1,600	1,520
4.750% due 11/25/2016		9,200	8,789
5.750% due 11/16/2020		14,450	13,366
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,768
International Lease Finance Corp.
5.650% due 06/01/2014		375	360
6.500% due 09/01/2014		21,750	22,348
6.625% due 11/15/2013		4,000	4,000
Intesa Sanpaolo SpA
2.906% due 02/24/2014		45,000	39,644
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,506
5.000% due 11/15/2020		10,850	10,973
JPMorgan Chase & Co.
4.650% due 06/01/2014		705	745
4.950% due 03/25/2020		700	745
7.900% due 04/29/2049		16,200	17,306
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		2,600	2,329
Korea Exchange Bank
4.875% due 01/14/2016		700	723
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	3,625	4,194
8.500% due 12/29/2049		$8,300	5,768
11.040% due 03/19/2020	GBP	600	815
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	900	1,173
Lehman Brothers Holdings, Inc.
1.000% due 06/12/2013 ^		3,472	1,236
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$8,700	8,488
12.000% due 12/29/2049		12,800	11,742
M&T Capital Trust II
8.277% due 06/01/2027		500	520
Macquarie Group Ltd.
6.250% due 01/14/2021		100	96
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,793
7.750% due 10/17/2016		700	788
7.750% due 01/20/2020		6,400	7,464
8.000% due 08/07/2019		4,900	5,782
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		910	1,009
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,426
6.400% due 08/28/2017		5,000	4,848
6.875% due 04/25/2018		17,900	17,666
MetLife, Inc.
5.375% due 12/15/2012		45	47
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,591
Morgan Stanley
2.016% due 01/24/2014		$7,800	7,184
5.950% due 12/28/2017		2,400	2,290
6.000% due 04/28/2015		500	501
7.300% due 05/13/2019		28,400	28,957
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,440
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	918

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		4,161	3,409
Provident Funding Associates LP
10.250% due 04/15/2017		400	375
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	1,976
5.000% due 07/21/2020		3,100	3,317
QNB FINANCE Ltd.
3.125% due 11/16/2015		8,000	7,990
RCI Banque S.A.
2.261% due 04/11/2014		3,400	3,242
4.600% due 04/12/2016		4,200	4,002
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,553
Resona Bank Ltd.
5.850% due 09/29/2049		900	895
Royal Bank of Scotland Group PLC
2.915% due 08/23/2013		8,000	7,695
4.875% due 03/16/2015		7,700	7,369
5.000% due 11/12/2013		150	136
5.625% due 08/24/2020		4,000	3,842
6.000% due 06/29/2049	GBP	1,620	1,749
6.990% due 10/29/2049		$2,000	1,263
7.640% due 03/29/2049		300	162
7.648% due 08/29/2049		500	343
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	6,537
7.125% due 01/14/2014		1,000	1,041
7.175% due 05/16/2013		2,550	2,662
7.750% due 05/29/2018		400	428
Santander UK PLC
1.774% due 08/28/2017 (m)	EUR	2,800	3,035
1.806% due 10/10/2017		2,100	2,069
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$13,300	13,300
5.499% due 07/07/2015		10,800	10,962
SL Green Realty Corp.
5.000% due 08/15/2018		10,800	10,443
SLM Corp.
5.000% due 10/01/2013		3,100	3,108
5.050% due 11/14/2014		2,800	2,764
5.375% due 05/15/2014		4,900	4,907
5.625% due 08/01/2033		5,700	4,257
8.450% due 06/15/2018		12,900	13,351
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	600	674
4.875% due 07/15/2012		$4,100	3,946
State Bank of India
4.500% due 07/27/2015		9,100	9,010
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,616	1,650
TECO Finance, Inc.
6.750% due 05/01/2015		7,150	8,026
Telenet Finance III Luxembourg S.C.A.
6.625% due 02/15/2021	EUR	1,500	1,883
Temasek Financial I Ltd.
4.300% due 10/25/2019		$9,950	10,730
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		2,600	2,366
UBS AG
5.750% due 04/25/2018		4,025	4,175
7.000% due 10/15/2015		500	517
7.152% due 12/29/2049	EUR	100	117
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$2,500	2,141
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	267
UOB Cayman Ltd.
5.796% due 12/29/2049		1,700	1,700
Ventas Realty LP
6.750% due 04/01/2017		2,735	2,837
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,270
7.000% due 01/15/2018	GBP	6,800	11,300
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		$3,300	3,275
6.800% due 11/22/2025		8,200	7,975
6.902% due 07/09/2020		2,100	2,163
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		3,300	3,383
6.875% due 05/29/2018		200	206
Wachovia Bank N.A.
0.812% due 11/03/2014		3,500	3,302
0.876% due 03/15/2016		900	806
6.600% due 01/15/2038		3,000	3,408

Wachovia Corp.
0.773% due 10/15/2016		1,400	1,247
5.250% due 08/01/2014		500	528
Waha Aerospace BV
3.925% due 07/28/2020		5,220	5,371
Wells Fargo & Co.
5.625% due 12/11/2017		645	736
7.980% due 03/29/2049		5,600	6,027
Wells Fargo Capital X
5.950% due 12/01/2086		2,800	2,832
Weyerhaeuser Co.
7.375% due 10/01/2019		5,400	6,091
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	730
11.750% due 07/15/2017		1,250	1,125

			1,032,809

INDUSTRIALS 28.9%
Adaro Indonesia PT
7.625% due 10/22/2019		1,300	1,425
AES El Salvador Trust
6.750% due 02/01/2016		17,300	16,954
Agile Property Holdings Ltd.
8.875% due 04/28/2017		3,650	3,029
Agilent Technologies, Inc.
5.500% due 09/14/2015		400	441
Aguila S.A.
7.875% due 01/31/2018		1,000	975
Alcoa, Inc.
6.150% due 08/15/2020		3,100	3,225
6.750% due 07/15/2018		700	774
Aleris International, Inc.
7.625% due 02/15/2018		1,500	1,470
Allison Transmission, Inc.
11.000% due 11/01/2015		1,240	1,314
ALROSA Finance S.A.
7.750% due 11/03/2020		10,500	10,500
8.875% due 11/17/2014		4,800	5,244
Altria Group, Inc.
9.250% due 08/06/2019		2,500	3,361
9.700% due 11/10/2018		13,100	17,644
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		100	111
5.000% due 03/30/2020		1,300	1,442
5.750% due 01/15/2015		2,000	2,224
6.375% due 03/01/2035		300	367
American Airlines Pass-Through Trust
5.250% due 07/31/2022 ^		2,796	2,600
7.000% due 01/31/2018 ^		1,689	1,503
10.375% due 01/02/2021 ^		3,285	3,449
American Airlines, Inc.
7.500% due 03/15/2016 ^		6,200	4,464
American Stores Co.
7.100% due 03/20/2028		100	78
AmeriGas Partners LP
6.500% due 05/20/2021		3,000	2,962
Amgen, Inc.
5.700% due 02/01/2019		300	338
5.850% due 06/01/2017		100	115
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,923
6.375% due 09/15/2017		3,700	4,295
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,500	2,487
6.500% due 04/15/2040		400	390
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,690
ARAMARK Corp.
3.929% due 02/01/2015		1,950	1,892
8.500% due 02/01/2015		2,100	2,163
ArcelorMittal
6.125% due 06/01/2018		925	914
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,349
Atlantic Richfield Co.
8.530% due 02/27/2012		$500	504
Audatex North America, Inc.
6.750% due 06/15/2018		3,700	3,755
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,616	3,634
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,090
Berry Petroleum Co.
10.250% due 06/01/2014		100	114

Berry Plastics Corp.
5.153% due 02/15/2015		2,600	2,580
8.250% due 11/15/2015		6,400	6,848
9.750% due 01/15/2021		4,025	4,035
Biomet, Inc.
10.000% due 10/15/2017		5,442	5,905
10.375% due 10/15/2017 (a)		2,500	2,719
11.625% due 10/15/2017		12,845	14,001
Boston Scientific Corp.
4.500% due 01/15/2015		2,825	2,967
6.000% due 01/15/2020		2,300	2,571
Braskem Finance Ltd.
5.750% due 04/15/2021		11,850	11,880
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,350
Building Materials Corp. of America
6.750% due 05/01/2021		4,250	4,473
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,512	5,622
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		6,400	4,416
CBS Corp.
5.625% due 08/15/2012		3,500	3,593
CCO Holdings LLC
7.000% due 01/15/2019		100	105
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,800	1,283
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	2,989
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,500	5,347
Charter Communications Operating LLC
8.000% due 04/30/2012		16,150	16,554
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		4,000	3,900
7.750% due 05/15/2017		2,550	2,595
9.500% due 05/15/2016		3,250	3,526
Cisco Systems, Inc.
5.500% due 02/22/2016		500	583
Codelco, Inc.
7.500% due 01/15/2019		150	192
Columbia University
6.875% due 12/15/2015		500	589
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	343
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,312
Comcast Corp.
5.300% due 01/15/2014		2,000	2,156
5.900% due 03/15/2016		2,900	3,323
6.500% due 01/15/2015		100	113
Community Health Systems, Inc.
8.875% due 07/15/2015		9,725	10,065
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,640
Concho Resources, Inc.
7.000% due 01/15/2021		600	647
Consol Energy, Inc.
8.000% due 04/01/2017		11,600	12,760
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,100	9,924
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$4,200	4,263
6.000% due 07/12/2020		1,700	1,564
7.250% due 05/10/2021		1,112	1,185
9.000% due 07/08/2016		1,824	2,007
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,526
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		3,000	2,955
9.250% due 06/30/2020		4,600	4,542
COX Communications, Inc.
7.125% due 10/01/2012		725	759
CPI International, Inc.
8.000% due 02/15/2018		1,000	838
CSC Holdings LLC
6.750% due 04/15/2012		375	380
7.625% due 07/15/2018		1,400	1,547
7.875% due 02/15/2018		3,090	3,438
8.500% due 04/15/2014		7,025	7,807
8.625% due 02/15/2019		5,700	6,598
CSN Islands IX Corp.
10.000% due 01/15/2015		4,300	5,115
CSN Islands VIII Corp.
9.750% due 12/16/2013		900	1,013

CSN Islands XI Corp.
6.875% due 09/21/2019		14,440	15,328
CSN Resources S.A.
6.500% due 07/21/2020		7,900	8,295
CSX Corp.
5.600% due 05/01/2017		5,000	5,726
CVS Pass-Through Trust
5.773% due 01/10/2033		391	401
6.036% due 12/10/2028		523	546
6.943% due 01/10/2030		2,832	3,147
7.507% due 01/10/2032		3,174	3,681
DaVita, Inc.
6.375% due 11/01/2018		7,200	7,389
Delhaize Group S.A.
5.700% due 10/01/2040		764	786
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		4,905	5,224
6.718% due 07/02/2024		98	97
7.750% due 06/17/2021		1,754	1,886
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		3,700	3,644
9.500% due 12/11/2019		2,350	2,309
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		8,000	8,069
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	800	1,019
Digicel Ltd.
8.250% due 09/01/2017		$3,900	3,958
DISH DBS Corp.
6.625% due 10/01/2014		1,400	1,502
7.000% due 10/01/2013		8,100	8,687
7.125% due 02/01/2016		3,340	3,616
7.750% due 05/31/2015		7,200	7,956
7.875% due 09/01/2019		1,900	2,157
Dow Chemical Co.
4.850% due 08/15/2012		950	972
DP World Ltd.
6.850% due 07/02/2037		3,100	2,821
Dynegy Holdings LLC
7.750% due 06/01/2019 ^		1,800	1,188
Ecopetrol S.A.
7.625% due 07/23/2019		13,370	16,245
El Paso Corp.
7.000% due 06/15/2017		3,650	4,016
7.875% due 06/15/2012		300	308
8.250% due 02/15/2016		9,384	10,322
12.000% due 12/12/2013		100	117
Encana Corp.
6.500% due 05/15/2019		700	838
Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,314
9.700% due 03/15/2019		400	491
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	952
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,145
8.375% due 08/01/2066		7,525	8,059
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,157
Exide Technologies
8.625% due 02/01/2018		750	581
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,089
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,100	4,705
7.500% due 05/04/2020		6,200	6,091
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,300
FMG Resources Pty. Ltd.
8.250% due 11/01/2019		2,725	2,786
Franz Haniel & Cie GmbH
6.750% due 10/23/2014	EUR	7,000	9,601
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$6,800	7,233
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		7,300	7,574
6.510% due 03/07/2022		1,300	1,326
7.288% due 08/16/2037		500	518
7.510% due 07/31/2013		1,350	1,434
8.146% due 04/11/2018		1,400	1,582
8.625% due 04/28/2034		6,540	7,734
9.250% due 04/23/2019		20,850	24,893
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		4,499	4,786
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,435

7.750% due 11/15/2029		4,100	5,167
8.000% due 01/15/2024		4,200	5,394
8.250% due 05/01/2016		2,861	3,180
8.875% due 05/15/2031		9,050	12,456
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,600	5,936
Gerdau Trade, Inc.
5.750% due 01/30/2021		15,200	15,162
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,400	4,774
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,700	4,789
Grifols, Inc.
8.250% due 02/01/2018		$1,100	1,161
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	2,425	2,961
5.426% due 09/15/2017		800	922
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$9,800	10,633
Hapag-Lloyd AG
9.000% due 10/15/2015 (g)	EUR	400	453
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,144
HCA, Inc.
6.375% due 01/15/2015		100	102
6.500% due 02/15/2020		18,072	18,795
7.190% due 11/15/2015		1,800	1,809
7.250% due 09/15/2020		2,600	2,756
7.875% due 02/15/2020		3,600	3,906
8.500% due 04/15/2019		9,350	10,285
9.000% due 12/15/2014		130	136
9.875% due 02/15/2017		1,885	2,069
Health Management Associates, Inc.
6.125% due 04/15/2016		390	406
HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	815
7.500% due 10/31/2014		8,900	12,296
8.000% due 01/31/2017		1,400	1,853
Hewlett-Packard Co.
6.500% due 07/01/2012		$500	514
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		6,075	5,726
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,400	3,824
7.625% due 04/09/2019		1,900	2,350
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,020	5,055
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	2,000	1,928
8.500% due 02/15/2016		$2,200	1,760
Insight Communications Co., Inc.
9.375% due 07/15/2018		1,300	1,492
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,119
9.500% due 06/15/2016		15,450	16,184
Jarden Corp.
6.125% due 11/15/2022		2,500	2,569
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		3,100	3,247
KazMunayGas National Co.
6.375% due 04/09/2021		13,100	13,330
7.000% due 05/05/2020		6,500	6,898
8.375% due 07/02/2013		6,000	6,315
9.125% due 07/02/2018		6,000	7,020
11.750% due 01/23/2015		6,500	7,654
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,274
5.300% due 09/15/2020		10,300	11,233
5.850% due 09/15/2012		600	619
5.950% due 02/15/2018		3,100	3,545
Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,191
Legrand France S.A.
8.500% due 02/15/2025		75	92
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,165
Listrindo Capital BV
9.250% due 01/29/2015		300	327
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		3,500	3,167
Lyondell Chemical Co.
8.000% due 11/01/2017		1,683	1,847
11.000% due 05/01/2018		7,287	7,997
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,169

Merck & Co, Inc.
6.000% due 09/15/2017		130	160
Meritor, Inc.
8.125% due 09/15/2015		6,085	5,476
MGM Resorts International
11.125% due 11/15/2017		3,000	3,435
Michael Foods, Inc.
9.750% due 07/15/2018		1,900	2,009
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,448
Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,568
Mylan, Inc.
6.000% due 11/15/2018		300	310
7.625% due 07/15/2017		1,350	1,480
7.875% due 07/15/2020		2,300	2,550
Nakilat, Inc.
6.067% due 12/31/2033		4,100	4,397
Nalco Co.
6.625% due 01/15/2019		1,700	1,968
New Albertson’s, Inc.
6.570% due 02/23/2028		800	594
7.750% due 06/15/2026		2,250	1,862
Newfield Exploration Co.
5.750% due 01/30/2022		500	543
6.875% due 02/01/2020		4,800	5,160
7.125% due 05/15/2018		3,800	4,075
Nielsen Finance LLC
7.750% due 10/15/2018		500	543
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,925
Noble Group Ltd.
4.875% due 08/05/2015		3,600	3,348
6.625% due 08/05/2020		4,300	3,698
6.750% due 01/29/2020		5,965	5,190
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		1,061	1,058
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,916
Novelis, Inc.
8.375% due 12/15/2017		650	694
8.750% due 12/15/2020		8,650	9,320
NXP BV
4.322% due 10/15/2013	EUR	1,119	1,434
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$4,606	4,767
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,670
6.875% due 03/31/2017		870	1,137
Oil States International, Inc.
6.500% due 06/01/2019		$6,075	6,242
Oshkosh Corp.
8.250% due 03/01/2017		1,000	1,045
8.500% due 03/01/2020		900	932
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,684	4,707
9.625% due 07/15/2017	EUR	1,235	1,582
PACCAR, Inc.
1.718% due 09/14/2012		$300	303
Peabody Energy Corp.
6.500% due 09/15/2020		3,800	4,009
Pearson Dollar Finance PLC
5.500% due 05/06/2013		785	826
5.700% due 06/01/2014		1,000	1,092
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	20,287
5.750% due 03/01/2018		$4,630	5,116
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	6,400	9,116
Petrobras International Finance Co.
5.375% due 01/27/2021		$35,000	36,933
7.875% due 03/15/2019		19,320	23,152
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	4,972
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	628
5.000% due 10/28/2015		5,600	4,046
5.250% due 04/12/2017		300	194
5.375% due 04/12/2027		2,800	1,407
5.500% due 04/12/2037		9,700	4,753
8.500% due 11/02/2017		4,000	3,026
Petroleos Mexicanos
4.875% due 03/15/2015		13,680	14,620
5.500% due 01/21/2021		5,200	5,668
8.000% due 05/03/2019		13,540	16,959

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,390	5,336
9.750% due 08/14/2019		1,400	1,666
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	356
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		300	314
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	314
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,798
Polymer Group, Inc.
7.750% due 02/01/2019		300	312
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,761
8.500% due 06/15/2019		6,500	8,058
Pulte Group, Inc.
5.250% due 01/15/2014		10,500	10,342
Quebecor Media, Inc.
7.750% due 03/15/2016		7,072	7,302
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,505
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,411
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		700	637
4.500% due 10/19/2020 (g)		6,900	6,278
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,500	1,500
7.125% due 04/15/2019		5,300	5,419
7.875% due 08/15/2019		900	945
8.250% due 02/15/2021		1,700	1,513
8.750% due 10/15/2016		8,500	8,989
9.250% due 05/15/2018		4,000	3,850
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,518
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	234
Rockies Express Pipeline LLC
5.625% due 04/15/2020		7,000	6,675
6.250% due 07/15/2013		1,000	1,056
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,050	1,068
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,417
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		4,200	4,273
RZD Capital Ltd.
5.739% due 04/03/2017		9,800	9,898
7.487% due 03/25/2031	GBP	1,000	1,525
SABIC Capital I BV
3.000% due 11/02/2015		$4,000	4,015
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,400	2,394
8.000% due 06/01/2018		4,005	4,065
8.750% due 01/15/2020		2,400	2,490
9.875% due 05/15/2016		1,500	1,613
Scientific Games International, Inc.
9.250% due 06/15/2019		900	959
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	512
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,000	943
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		2,900	2,836
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,400	8,573
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$3,385	3,402
Southern Natural Gas Co.
7.350% due 02/15/2031		150	177
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		3,800	4,175
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,800	2,180
Steel Dynamics, Inc.
6.750% due 04/01/2015		$500	514
7.375% due 11/01/2012		5,000	5,219
7.750% due 04/15/2016		3,000	3,142
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,033
SunGard Data Systems, Inc.
10.625% due 05/15/2015		800	856
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,549
10.250% due 05/15/2016		7,000	8,057

10.750% due 05/15/2019		10,300	12,583
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013		200	192
6.221% due 07/03/2017		800	821
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	1,200	1,497
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$1,987	2,044
Tesco PLC
5.500% due 11/15/2017		9,475	11,012
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	307
Tomkins LLC
9.000% due 10/01/2018		5,400	6,014
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,316
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	621
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		730	319
UAL Pass-Through Trust
7.336% due 01/02/2021		403	367
9.750% due 07/15/2018		8,982	9,701
10.400% due 05/01/2018		1,536	1,699
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	269
Univision Communications, Inc.
8.500% due 05/15/2021		$4,150	3,797
UPC Holding BV
8.375% due 08/15/2020	EUR	13,000	15,942
UPCB Finance II Ltd.
6.375% due 07/01/2020		8,400	10,165
UPCB Finance Ltd.
7.625% due 01/15/2020		4,000	5,138
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		$1,800	1,800
9.500% due 01/21/2020		2,100	2,142
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,526
Vale Overseas Ltd.
4.625% due 09/15/2020		6,200	6,440
8.250% due 01/17/2034		1,525	1,971
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,200	3,212
6.750% due 08/15/2021		10,375	10,064
6.875% due 12/01/2018		5,300	5,313
7.000% due 10/01/2020		1,800	1,787
Valero Energy Corp.
6.125% due 06/15/2017		230	257
6.875% due 04/15/2012		1,625	1,652
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		4,200	4,189
Volkswagen International Finance NV
4.000% due 08/12/2020		4,800	4,911
WellPoint, Inc.
6.800% due 08/01/2012		500	517
Windstream Corp.
7.750% due 10/15/2020		1,300	1,350
7.875% due 11/01/2017		2,900	3,154
8.125% due 08/01/2013		400	430
WMG Acquisition Corp.
9.500% due 06/15/2016		7,600	8,284
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,571
Xerox Corp.
6.400% due 03/15/2016		800	896
Yanlord Land Group Ltd.
10.625% due 03/29/2018		3,600	2,808
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	12,400	16,289

			1,405,350

UTILITIES 6.2%
AES Corp.
8.000% due 10/15/2017		$100	111
8.000% due 06/01/2020		4,400	4,862
AES Panama S.A.
6.350% due 12/21/2016		200	218
AES Red Oak LLC
8.540% due 11/30/2019		1,949	2,018
9.200% due 11/30/2029		150	153
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,200	2,294
6.103% due 06/27/2012		5,400	5,522

7.700% due 08/07/2013		2,100	2,264
8.700% due 08/07/2018		12,300	14,864
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		400	430
Beaver Valley II Funding
9.000% due 06/01/2017		167	176
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,262
3.750% due 06/17/2013		3,960	4,099
4.500% due 11/08/2012	EUR	950	1,263
4.750% due 03/10/2019		$200	222
5.250% due 11/07/2013		2,000	2,146
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	4,899
Calpine Corp.
7.250% due 10/15/2017		$4,800	5,064
7.875% due 07/31/2020		2,000	2,165
Carolina Power & Light Co.
5.125% due 09/15/2013		750	804
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		13,310	15,173
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,076
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,422
5.050% due 02/15/2018		3,100	3,108
6.250% due 02/01/2020		2,100	2,215
Colbun S.A.
6.000% due 01/21/2020		700	744
Dominion Resources, Inc.
5.700% due 09/17/2012		260	269
Duke Energy Carolinas LLC
5.625% due 11/30/2012		225	235
Duke Energy Corp.
5.050% due 09/15/2019		250	284
E.CL S.A.
5.625% due 01/15/2021		3,500	3,714
Enel Finance International NV
5.700% due 01/15/2013		4,850	4,870
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,165
Entergy Corp.
3.625% due 09/15/2015		1,800	1,829
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		600	531
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	111
France Telecom S.A.
4.375% due 07/08/2014		200	211
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,562
7.000% due 11/01/2025		400	312
7.125% due 03/15/2019		900	882
7.875% due 04/15/2015		900	917
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	11,271
Indo Energy Finance BV
7.000% due 05/07/2018		2,200	2,211
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,701
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$1,900	1,963
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	102
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,200	9,453
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,751
Korea Electric Power Corp.
3.000% due 10/05/2015		$700	705
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,409
6.250% due 06/17/2014		3,185	3,452
Linn Energy LLC
7.750% due 02/01/2021		1,900	1,986
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	311
Midwest Generation LLC
8.560% due 01/02/2016		370	374
Nevada Power Co.
5.875% due 01/15/2015		450	505
6.500% due 05/15/2018		6,050	7,267
6.750% due 07/01/2037		25	34
NGPL PipeCo LLC
6.514% due 12/15/2012		900	909
7.119% due 12/15/2017		6,400	6,327

NRG Energy, Inc.
7.375% due 01/15/2017		5,130	5,335
8.250% due 09/01/2020		6,100	6,161
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	580
Progress Energy, Inc.
6.850% due 04/15/2012		400	407
PSEG Power LLC
5.320% due 09/15/2016		990	1,106
5.500% due 12/01/2015		900	1,001
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,348
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	911
4.750% due 02/16/2021		6,300	6,379
5.000% due 10/19/2025		1,000	1,005
6.500% due 06/10/2014		500	547
Qwest Corp.
6.500% due 06/01/2017		1,300	1,427
7.250% due 09/15/2025		2,250	2,473
7.250% due 10/15/2035		1,365	1,366
7.500% due 06/15/2023		3,900	3,920
7.625% due 06/15/2015		1,750	1,948
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,040	3,276
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		600	645
5.832% due 09/30/2016		1,164	1,248
5.838% due 09/30/2027		1,370	1,466
6.332% due 09/30/2027		500	545
6.750% due 09/30/2019		3,750	4,454
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,974
6.750% due 07/01/2037		25	34
Southern California Edison Co.
5.000% due 01/15/2014		100	108
Sprint Capital Corp.
8.750% due 03/15/2032		3,700	3,011
Sprint Nextel Corp.
6.000% due 12/01/2016		5,145	4,296
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	9,934
Telesat LLC
11.000% due 11/01/2015		$4,220	4,552
Tenaska Alabama Partners LP
7.000% due 06/30/2021		134	142
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		13,075	13,990
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,014
6.625% due 03/20/2017		10,800	11,070
7.250% due 02/02/2020		7,300	7,592
7.500% due 03/13/2013		600	628
7.500% due 07/18/2016		16,000	16,920
7.875% due 03/13/2018		9,300	10,033
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	114
Verizon Communications, Inc.
5.550% due 02/15/2016		$400	458
8.750% due 11/01/2018		1,500	2,028
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	3,785
7.748% due 02/02/2021		1,900	1,634
9.125% due 04/30/2018		900	885
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	255
Vodafone Group PLC
4.150% due 06/10/2014		250	265
5.625% due 02/27/2017		800	930

			304,397

Total Corporate Bonds & Notes (Cost $2,741,627)			2,742,556

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		3,300	3,317

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		1,500	1,481

Total Convertible Bonds & Notes (Cost $4,792)		4,798

MUNICIPAL BONDS & NOTES 4.7%
ALASKA 0.0%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	200	138
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	700	810

		948

CALIFORNIA 2.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,000	2,372
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	2,950	3,852
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,200	15,901
7.043% due 04/01/2050	3,000	3,950
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	4,900	5,799
7.550% due 04/01/2039	1,300	1,591
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	11,550	14,272
7.700% due 11/01/2030	2,500	2,843
7.950% due 03/01/2036	1,200	1,358
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	2,000	2,188
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	105
Chino Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	850	483
Clovis Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2020	500	363
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	686
5.750% due 06/01/2047	1,950	1,415
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	900	1,208
Los Angeles CA Wastewater System Revenue, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	6,200	7,090
5.813% due 06/01/2040	5,800	6,554
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	4,100	4,843
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	1,984
7.618% due 08/01/2040	3,100	3,839
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,567
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,800	2,358
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	700	767
4.500% due 07/01/2023	800	870
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	750
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	1,704	1,976
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	2,550	3,366
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2033	4,350	1,246
Riverside CA Electric Revenue, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	3,800	5,068
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	428
7.021% due 08/01/2040	600	642
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,463
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,448
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	391
5.125% due 06/01/2046	300	200
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	1,019
6.296% due 05/15/2050	600	671
6.398% due 05/15/2031	1,000	1,161
6.548% due 05/15/2048	2,000	2,382

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	600	673

		112,142

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	500	545

ILLINOIS 0.0%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	903
Chicago IL Waterworks Revenue, Illinois Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	300	378
Chicago IL Waterworks Revenue, Illinois Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	120
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	584

		1,985

INDIANA 0.2%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,593
Indiana Finance Authority Revenue Bonds, Series 2011
5.250% due 10/01/2038	4,000	4,300

		6,893

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,090	1,957

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	862
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	549

		1,411

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	3,750	4,124

MINNESOTA 0.0%
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	700	729

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	430
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,300	1,781
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	794
5.000% due 06/01/2041	1,930	1,392

		4,397

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	564
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,767
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	200	229
5.790% due 06/15/2041	6,000	6,460
5.882% due 06/15/2044	1,100	1,359
6.282% due 06/15/2042	900	1,014
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Revenue Notes, Series 2010
5.000% due 11/01/2019	200	247
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,200	4,884
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,367
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	521
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	18,600	21,129
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010

5.550% due 11/15/2040	400	443

		42,984

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	2,928
7.834% due 02/15/2041	1,000	1,382
8.084% due 02/15/2050	5,855	8,178
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	74
5.875% due 06/01/2047	9,900	7,118
6.000% due 06/01/2042	4,805	3,528
6.500% due 06/01/2047	3,700	2,915

		26,123

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	125
6.693% due 07/01/2041	1,000	1,286
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	1,937

		3,348

TEXAS 0.1%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,800	2,172

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,960	17,336

Total Municipal Bonds & Notes (Cost $199,401)		227,094

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
0.735% due 10/18/2030	9	9
0.794% due 03/25/2017	34	34
1.418% due 03/01/2044	77	80
4.000% due 01/01/2042	70,500	74,080
4.527% due 12/01/2036	137	144
5.000% due 11/01/2035	465	503
5.500% due 03/01/2037	141	154
6.500% due 06/25/2028	133	148
6.850% due 12/18/2027	119	137
Farm Credit Bank
7.561% due 11/29/2049	500	498
Freddie Mac
0.778% due 09/15/2030	30	30
1.399% due 10/25/2044	171	167
1.418% due 02/25/2045	28	27
1.609% due 07/25/2044	301	307
2.482% due 05/01/2023	13	13
5.500% due 09/15/2017 - 07/01/2038	635	688
6.500% due 07/25/2043	14	15
7.000% due 06/15/2013	21	21
Ginnie Mae
1.625% due 07/20/2026	25	26
2.125% due 11/20/2023 - 11/20/2027	62	63
2.375% due 03/20/2026 - 05/20/2026	51	52
6.569% due 09/16/2026	118	120
9.250% due 12/20/2019 - 06/20/2021	13	14
New Valley Generation
7.299% due 03/15/2019	642	776
Private Export Funding Corp.
4.550% due 05/15/2015	750	843
Small Business Administration
4.340% due 03/01/2024	168	182
4.504% due 02/10/2014	21	22
5.130% due 09/01/2023	32	36
6.030% due 02/10/2012	301	303
6.900% due 12/01/2020	348	388
7.150% due 03/01/2017	140	153
7.300% due 05/01/2017	82	90

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,136

Total U.S. Government Agencies (Cost $80,374)		81,259

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
4.375% due 05/15/2041 (h)(i)	10,700	13,912

Total U.S. Treasury Obligations (Cost $13,515)		13,912

MORTGAGE-BACKED SECURITIES 4.8%
Adjustable Rate Mortgage Trust
2.521% due 01/25/2035	4,670	4,274
5.178% due 01/25/2036	391	287
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,510	1,547
American Home Mortgage Assets
0.504% due 10/25/2046	1,535	623
American Home Mortgage Investment Trust
2.301% due 09/25/2045	327	236
Banc of America Funding Corp.
0.757% due 07/26/2036	1,309	1,289
0.794% due 06/26/2035	5,450	4,832
2.788% due 09/20/2035	182	120
5.622% due 03/20/2036	363	278
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034	297	262
2.776% due 11/20/2046	7,348	5,183
2.881% due 02/25/2036	112	80
5.000% due 05/25/2034	12	12
5.011% due 11/25/2034	211	177
5.500% due 12/25/2020	456	449
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,407
5.724% due 02/10/2051	10,000	10,989
Bear Stearns Adjustable Rate Mortgage Trust
2.706% due 10/25/2035	504	498
2.710% due 03/25/2035	6,448	6,008
2.821% due 02/25/2033	5	4
2.845% due 01/25/2034	27	25
2.905% due 01/25/2034	9	8
2.905% due 01/25/2035	68	53
5.131% due 05/25/2047	1,194	730
5.175% due 08/25/2035	3,652	2,783
5.653% due 02/25/2036	403	225
5.680% due 02/25/2033	21	20
Bear Stearns Alt-A Trust
2.592% due 05/25/2035	92	72
2.772% due 09/25/2035	1,917	1,216
3.846% due 08/25/2036 ^	618	125
5.017% due 11/25/2036	540	287
Bear Stearns Commercial Mortgage Securities
5.145% due 10/12/2042	200	222
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,367	5,400
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035	1,531	1,258
2.660% due 05/25/2035	274	236
2.700% due 08/25/2035	379	173
2.726% due 03/25/2034	99	86
4.959% due 05/25/2035	2,161	1,828
5.611% due 09/25/2037 ^	1,896	1,074
5.912% due 09/25/2037	1,119	666
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	347	236
Countrywide Alternative Loan Trust
0.480% due 12/20/2046	2,812	1,293
0.495% due 07/20/2046	1,331	457
0.524% due 08/25/2046	347	53
0.565% due 09/20/2046	600	42
0.587% due 11/20/2035	537	273
0.644% due 06/25/2037	508	42
1.208% due 12/25/2035	523	285
5.065% due 10/25/2035	364	243
5.500% due 11/25/2035	2,991	1,882
5.500% due 01/25/2036	954	562
5.750% due 03/25/2037	481	322
6.000% due 10/25/2032	1	1
6.250% due 11/25/2036 ^	4,009	2,959
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035	242	138
0.594% due 04/25/2046	475	83
0.634% due 06/25/2035	486	410
2.631% due 10/19/2032	7	5

2.697% due 04/20/2035		695	612
2.736% due 07/20/2034		946	772
3.111% due 02/25/2034		1,119	917
5.000% due 04/25/2035		1,064	997
5.500% due 12/25/2035		1,951	1,660
6.000% due 05/25/2036		884	706
6.000% due 01/25/2037		18,780	15,794
Credit Suisse First Boston Mortgage Securities Corp.
2.399% due 06/25/2033		621	569
6.000% due 01/25/2036		3,028	1,770
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	507
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		715	416
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		291	298
5.042% due 10/25/2035		362	243
5.500% due 12/25/2035 ^		665	467
6.300% due 07/25/2036 ^		579	275
EMF-NL
2.372% due 04/17/2041	EUR	2,000	2,071
First Horizon Asset Securities, Inc.
2.630% due 02/25/2035		$1,000	850
5.546% due 02/25/2036		1,368	1,158
5.750% due 05/25/2037		3,563	2,868
General Electric Capital Assurance Co.
5.254% due 05/12/2035		544	578
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		6,631	6,666
GMAC Mortgage Corp. Loan Trust
5.073% due 11/19/2035		474	383
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		6	5
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033		965	770
GS Mortgage Securities Corp.
1.142% due 03/06/2020		2,450	2,430
GSR Mortgage Loan Trust
2.257% due 06/25/2034		361	310
2.722% due 09/25/2035		1,181	1,075
2.739% due 11/25/2035		4,430	3,674
2.765% due 01/25/2036		444	309
2.774% due 05/25/2034		1,394	1,117
5.195% due 11/25/2035		309	228
6.000% due 02/25/2036		6,570	5,610
6.000% due 03/25/2037		1,387	1,233
6.000% due 05/25/2037		708	618
Harborview Mortgage Loan Trust
0.475% due 01/19/2038		1,770	1,029
Homebanc Mortgage Trust
5.662% due 04/25/2037		369	294
Indymac Index Mortgage Loan Trust
0.534% due 07/25/2035		131	79
0.564% due 06/25/2037		479	64
JPMorgan Mortgage Trust
2.704% due 08/25/2035		1,870	1,287
2.779% due 04/25/2035		4,514	3,699
4.194% due 07/25/2035		366	316
5.137% due 07/27/2037		3,692	2,928
5.319% due 07/25/2035		643	620
5.603% due 04/25/2036		417	366
5.687% due 06/25/2037		7,013	5,834
5.750% due 01/25/2036		1,318	1,213
JPMorgan Re-REMIC
0.757% due 03/26/2037		3,259	2,900
0.794% due 06/26/2036		3,704	3,306
LB Mortgage Trust
8.493% due 01/20/2017		103	104
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,894
5.424% due 02/15/2040		740	810
5.866% due 09/15/2045		700	771
MASTR Adjustable Rate Mortgages Trust
0.534% due 05/25/2037		325	131
0.634% due 05/25/2047		500	41
2.533% due 08/25/2034		103	96
2.597% due 11/25/2033		61	51
2.718% due 11/21/2034		375	367
MASTR Alternative Loans Trust
0.694% due 03/25/2036		780	172
MASTR Asset Securitization Trust
5.500% due 09/25/2033		598	622
Merrill Lynch Alternative Note Asset
4.687% due 06/25/2037 ^		441	214
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		3,858	2,509

2.882% due 05/25/2034	748	682
5.136% due 12/25/2035	5,239	4,400
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	802
5.962% due 08/12/2049	300	327
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035	2,370	2,000
Morgan Stanley Capital
5.692% due 04/15/2049	1,200	1,276
5.879% due 06/11/2049	3,400	3,753
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036	129	97
5.023% due 07/25/2035	7,922	6,629
6.000% due 10/25/2037 ^	12,201	7,833
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	407	362
Provident Funding Mortgage Loan Trust
2.602% due 08/25/2033	282	277
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035	5,774	4,013
RBSSP Resecuritization Trust
0.614% due 03/26/2037	4,409	3,943
0.794% due 09/26/2034	1,268	1,126
0.794% due 03/26/2036	2,108	2,009
0.794% due 04/26/2037	1,283	1,172
Residential Accredit Loans, Inc.
0.494% due 12/25/2046 ^	574	107
0.524% due 05/25/2037	608	139
0.694% due 01/25/2033	210	198
3.097% due 02/25/2035	338	225
5.714% due 02/25/2036 ^	294	124
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^	1,905	798
Residential Funding Mortgage Securities
3.033% due 09/25/2035	514	323
3.295% due 02/25/2036	327	211
Salomon Brothers Mortgage Securities, Inc.
0.794% due 05/25/2032	44	36
Structured Adjustable Rate Mortgage Loan Trust
2.528% due 01/25/2036 ^	45	36
2.533% due 01/25/2035	754	556
2.533% due 09/25/2035	7,886	5,974
5.489% due 03/25/2036	314	198
Structured Asset Mortgage Investments, Inc.
0.514% due 05/25/2036	2,784	1,259
0.554% due 05/25/2046 ^	358	34
Structured Asset Securities Corp.
2.477% due 06/25/2033	840	741
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	1,904	1,704
Wachovia Mortgage Loan Trust LLC
5.059% due 08/20/2035	2,779	2,331
5.238% due 10/20/2035	336	288
WaMu Mortgage Pass-Through Certificates
0.614% due 08/25/2045	1,825	1,339
0.908% due 02/25/2047	1,428	710
0.958% due 06/25/2047	490	159
1.018% due 12/25/2046	608	360
1.088% due 10/25/2046	2,647	1,341
1.208% due 02/25/2046	892	590
1.208% due 08/25/2046	4,557	2,554
1.408% due 11/25/2042	6	4
1.608% due 06/25/2042	11	8
1.608% due 08/25/2042	13	10
2.244% due 03/25/2033	188	173
2.468% due 02/27/2034	14	14
2.482% due 10/25/2035	197	179
2.581% due 06/25/2033	239	229
2.610% due 02/25/2037	1,289	857
2.718% due 07/25/2046	1,875	1,225
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.968% due 04/25/2047	651	80
0.978% due 04/25/2047	610	134
1.048% due 05/25/2047	622	115
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033	2	2
Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037	659	502
2.538% due 09/25/2033	333	309
2.661% due 12/25/2034	471	443
2.666% due 03/25/2036	2,451	1,896
2.689% due 06/25/2035	1,923	1,757
2.721% due 10/25/2035	1,685	1,426
2.729% due 07/25/2036 ^	1,416	943
2.730% due 07/25/2036	514	363
2.736% due 04/25/2035	443	379

2.739% due 04/25/2036		238	172
2.749% due 05/25/2036		995	681
4.690% due 12/25/2033		281	285
6.000% due 04/25/2037		3,100	2,816
6.042% due 11/25/2037		4,326	3,153

Total Mortgage-Backed Securities (Cost $248,820)			236,192

ASSET-BACKED SECURITIES 0.7%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	871
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,305	1,285
7.001% due 09/20/2022		8,700	7,986
Avoca CLO BV
1.974% due 09/15/2021	EUR	7,748	9,373
Bear Stearns Asset-Backed Securities Trust
0.844% due 10/25/2034		$2,988	2,869
1.544% due 08/25/2037		2,500	1,459
Countrywide Asset-Backed Certificates
0.444% due 02/25/2037		3,237	1,956
5.595% due 08/25/2035		1,000	655
Denver Arena Trust
6.940% due 11/15/2019		125	127
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		579	602
Equity One ABS, Inc.
4.145% due 04/25/2034		130	124
First Franklin Mortgage Loan Asset-Backed Certificates
0.404% due 11/25/2036		507	473
GSAA Trust
0.594% due 03/25/2037		550	221
0.594% due 05/25/2047		700	380
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	765
JPMorgan Mortgage Acquisition Corp.
0.354% due 03/25/2047		206	170
Lehman XS Trust
0.524% due 06/25/2046 ^		198	14
Morgan Stanley Mortgage Loan Trust
0.654% due 04/25/2037		496	177
5.726% due 10/25/2036		436	226
Moselle CLO S.A.
1.807% due 01/06/2020	EUR	3,621	4,412
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^		$274	60
Venture CDO Ltd.
0.639% due 01/20/2022		2,200	2,012

Total Asset-Backed Securities (Cost $38,824)			36,217

SOVEREIGN ISSUES 15.1%
Australia Government Bond
4.750% due 06/15/2016	AUD	10,800	11,725
Bahrain Government International Bond
5.500% due 03/31/2020		$5,900	5,605
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	3,316
5.500% due 07/12/2020		$400	435
6.369% due 06/16/2018		1,000	1,129
6.500% due 06/10/2019		1,000	1,145
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		100	102
8.250% due 09/19/2027		770	932
Brazil Government International Bond
5.875% due 01/15/2019		7,200	8,550
6.000% due 01/17/2017		3,687	4,314
8.250% due 01/20/2034		800	1,210
8.750% due 02/04/2025		2,830	4,259
8.875% due 10/14/2019		9,400	13,113
8.875% due 04/15/2024		8,057	12,045
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024 (d)	BRL	26,700	31,753
10.000% due 01/01/2013		2,030	1,088
10.000% due 01/01/2014		2,029	1,077
10.000% due 01/01/2017		34,798	17,930
10.000% due 01/01/2021		11,121	5,555
Canada Government Bond
3.250% due 06/01/2021	CAD	81,800	89,276
Canada Housing Trust No. 1
3.800% due 06/15/2021		33,700	36,999
China Development Bank Corp.
5.000% due 10/15/2015		$500	544
Colombia Government International Bond
8.125% due 05/21/2024		6,500	9,067

10.375% due 01/28/2033		275	464
11.750% due 02/25/2020		725	1,142
12.000% due 10/22/2015	COP	277,000	184
Export-Import Bank of China
4.875% due 07/21/2015		$2,050	2,215
5.250% due 07/29/2014		6,625	7,153
Export-Import Bank of Korea
4.000% due 01/29/2021		4,500	4,363
5.125% due 06/29/2020		4,200	4,417
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,030
Hong Kong Government International Bond
5.125% due 08/01/2014		750	820
Indonesia Government International Bond
5.875% due 03/13/2020		24,600	27,982
6.750% due 03/10/2014		5,800	6,286
6.875% due 03/09/2017		11,300	13,193
6.875% due 01/17/2018		2,100	2,483
7.250% due 04/20/2015		500	569
7.500% due 01/15/2016		100	116
8.500% due 10/12/2035		200	290
9.500% due 07/15/2031	IDR	163,000,000	22,631
10.000% due 02/15/2028		72,686,000	10,341
11.625% due 03/04/2019		$6,900	10,229
Korea Development Bank
8.000% due 01/23/2014		3,885	4,277
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,632
Mexico Government International Bond
6.050% due 01/11/2040		300	368
6.750% due 09/27/2034		3,900	5,099
7.250% due 12/15/2016	MXN	58,200	4,473
8.300% due 08/15/2031		$200	300
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	17,400	21,138
Panama Government International Bond
6.700% due 01/26/2036		$100	131
7.250% due 03/15/2015		10,225	11,835
8.875% due 09/30/2027		2,700	4,064
Peru Government International Bond
7.125% due 03/30/2019		500	631
7.350% due 07/21/2025		8,300	11,039
8.375% due 05/03/2016		4,000	4,980
8.750% due 11/21/2033		6,600	10,098
Philippines Government International Bond
6.375% due 01/15/2032		10,478	12,456
6.375% due 10/23/2034		9,100	10,909
6.500% due 01/20/2020		7,500	9,000
7.750% due 01/14/2031		4,900	6,590
8.375% due 06/17/2019		5,410	7,141
Poland Government International Bond
4.000% due 10/27/2024		55	50
6.375% due 07/15/2019		250	278
Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,472
5.250% due 01/20/2020		10,500	11,576
6.400% due 01/20/2040		5,600	6,608
Russia Government International Bond
7.500% due 03/31/2030		53,420	62,167
12.750% due 06/24/2028		400	684
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,404
5.500% due 03/09/2020		$10,600	11,925
5.875% due 05/30/2022		750	866
6.875% due 05/27/2019		4,240	5,130
8.000% due 12/21/2018	ZAR	187,000	23,618
8.250% due 09/15/2017		172,500	22,246
Turkey Government International Bond
5.625% due 03/30/2021		$24,700	25,101
6.750% due 04/03/2018		4,600	5,043
6.750% due 05/30/2040		9,200	9,522
6.875% due 03/17/2036		3,700	3,876
7.000% due 03/11/2019		1,300	1,446
7.250% due 03/05/2038		2,900	3,183
Uruguay Government International Bond
7.625% due 03/21/2036		1,100	1,532
8.000% due 11/18/2022		9,190	12,637
Venezuela Government International Bond
7.750% due 10/13/2019		1,300	936
8.250% due 10/13/2024		4,200	2,783
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	9,574

6.875% due 01/15/2016	3,000	3,113

Total Sovereign Issues (Cost $671,076)		733,008

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V.	157,773	68

INFORMATION TECHNOLOGY 0.0%
Zynga, Inc. ‘A’ (b)	88,739	835

Total Common Stocks (Cost $1,732)		903

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 12/31/2049	3,000	2,151

Total Preferred Securities (Cost $2,824)		2,151

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.3%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
1.950% due 02/15/2013	$6,800	6,796

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.060% due 01/03/2012	17,000	17,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $17,611. Repurchase proceeds are $17,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	339	339
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $350. Repurchase proceeds are $339.)

		17,339

U.S. TREASURY BILLS 0.6%
0.036% due 02/09/2012-06/07/2012 (c)(f)(h)(i)	28,380	28,377

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 11.2%
	54,231,449	543,074

Total Short-Term Instruments (Cost $595,605)		595,586

PURCHASED OPTIONS (k) 0.0%
(Cost $1,249)		1,359
Total Investments 100.3% (Cost $4,816,492)		$4,883,950
Written Options (l) (0.1%) (Premiums $4,838)		(3,287)
Other Assets and Liabilities (Net) (0.2%)		(12,253)

Net Assets 100.0%		$4,868,410

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,775 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $2,445 at a weighted average interest rate of (1.894%). On December 31, 2011, securities valued at $5,412 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $15,061 and cash of $1,691 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	2,867	$708
90-Day Eurodollar June Futures	Long	06/2012	1,384	(521)
90-Day Eurodollar June Futures	Long	06/2013	108	140
90-Day Eurodollar March Futures	Long	03/2012	2,842	378
90-Day Eurodollar March Futures	Long	03/2013	1,973	1,230
90-Day Eurodollar September Futures	Long	09/2013	9	13
U.S. Treasury 10-Year Note March Futures	Long	03/2012	1,965	870
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	1,721	1,857

				$4,675

(i)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $14,505 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$119,658	$(8,154)	$1,120

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	$10,598	$4,539

(j)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CenturyLink, Inc.	BOA	(0.590%	)	06/20/2017	2.499%	$5,000	$471	$0	$471
Con-way, Inc.	BOA	(1.830%	)	03/20/2018	3.000%	5,000	311	0	311
CSX Corp.	UAG	(0.880%	)	06/20/2017	0.649%	5,000	(63)	0	(63)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.611%	1,000	(34)	0	(34)
HCP, Inc.	BOA	(1.220%	)	03/20/2018	2.263%	5,000	285	0	285
Limited Brands, Inc.	GST	(2.410%	)	09/20/2017	2.280%	2,000	(16)	0	(16)
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.457%	5,000	(57)	0	(57)
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	3.404%	10,500	530	327	203
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	13.449%	2,500	949	0	949
Springleaf Finance Corp.	RYL	(1.300%	)	12/20/2017	13.449%	2,500	955	0	955

							$3,331	$327	$3,004

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	3.829%		$8,300	$426	$333	$93
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%		1,000	3	0	3
American International Group, Inc.	DUB	5.000%	09/20/2013	3.640%		100	2	(13)	15
American International Group, Inc.	RYL	1.970%	03/20/2013	3.393%		5,000	(80)	0	(80)
Biomet, Inc.	FBF	8.000%	03/20/2014	2.066%		1,473	187	0	187
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.866%	EUR	2,800	18	(421)	439
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.866%		$1,200	171	36	135
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.422%		1,600	(27)	(7)	(20)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%		15,300	(257)	(60)	(197)
Brazil Government International Bond	GST	1.000%	09/20/2016	1.525%		24,000	(558)	(792)	234
Brazil Government International Bond	GST	1.000%	12/20/2016	1.568%		9,000	(237)	(390)	153
Brazil Government International Bond	HUS	1.000%	09/20/2016	1.525%		2,000	(47)	(70)	23
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.388%		10,000	(145)	(94)	(51)
Brazil Government International Bond	MYC	1.470%	02/20/2017	1.599%		700	(1)	0	(1)
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.764%		13,000	35	25	10
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	2.741%		13,000	245	0	245
Chesapeake Energy Corp.	FBF	1.710%	09/20/2012	1.453%		4,500	11	0	11
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	3.161%		1,900	94	(143)	237
China Government International Bond	BOA	1.000%	09/20/2016	1.403%		3,100	(55)	16	(71)
China Government International Bond	BPS	1.000%	09/20/2015	1.203%		2,900	(20)	27	(47)
China Government International Bond	BRC	1.000%	09/20/2015	1.203%		4,000	(28)	38	(66)
China Government International Bond	BRC	1.000%	09/20/2016	1.403%		5,000	(88)	26	(114)
China Government International Bond	CBK	1.000%	12/20/2012	0.720%		2,300	7	9	(2)
China Government International Bond	CBK	1.000%	09/20/2015	1.203%		1,400	(10)	13	(23)
China Government International Bond	CBK	1.000%	09/20/2016	1.403%		7,000	(124)	36	(160)
China Government International Bond	FBF	1.000%	09/20/2016	1.403%		6,000	(106)	30	(136)
China Government International Bond	GST	1.000%	12/20/2012	0.720%		4,700	14	21	(7)
China Government International Bond	HUS	1.000%	12/20/2012	0.720%		4,700	15	17	(2)
China Government International Bond	HUS	1.000%	09/20/2015	1.203%		1,100	(8)	10	(18)
China Government International Bond	HUS	1.000%	09/20/2016	1.403%		1,000	(18)	(26)	8
China Government International Bond	MYC	1.000%	09/20/2015	1.203%		3,100	(21)	25	(46)
China Government International Bond	MYC	1.000%	09/20/2016	1.403%		8,300	(147)	41	(188)
China Government International Bond	RYL	1.000%	09/20/2015	1.203%		4,000	(27)	37	(64)
Colombia Government International Bond	UAG	1.070%	01/20/2012	0.517%		1,000	5	0	5
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.879%		6,000	(109)	0	(109)
Continental AG	BRC	5.000%	12/20/2013	3.284%	EUR	2,200	97	103	(6)
Continental AG	UAG	5.000%	12/20/2013	3.284%		4,200	186	214	(28)
Egypt Government International Bond	CBK	1.000%	03/20/2016	6.202%		$1,000	(186)	(122)	(64)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%		9,800	(1,817)	(1,155)	(662)
Egypt Government International Bond	MYC	1.000%	03/20/2016	6.202%		5,100	(946)	(626)	(320)
El Paso Corp.	BOA	5.000%	09/20/2014	1.958%		400	33	(30)	63
El Paso Corp.	FBF	5.000%	09/20/2014	1.958%		6,300	517	(466)	983
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.928%		600	2	(15)	17
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.928%		800	3	(20)	23
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.928%		800	2	(26)	28
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%		900	(4)	(7)	3
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%		1,000	(6)	(7)	1
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.928%		300	0	(10)	10
France Government Bond	DUB	0.250%	09/20/2015	1.958%		700	(43)	(26)	(17)
France Government Bond	DUB	0.250%	03/20/2016	2.031%		7,200	(506)	(256)	(250)
France Government Bond	GST	0.250%	03/20/2016	2.031%		6,800	(477)	(227)	(250)
France Government Bond	JPM	0.250%	09/20/2015	1.958%		1,000	(60)	(35)	(25)
France Government Bond	MYC	0.250%	09/20/2016	2.128%		4,300	(352)	(203)	(149)
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.655%		1,800	3	0	3
Freeport-McMoRan Copper & Gold, Inc.	MYC	0.890%	06/20/2012	0.655%		5,950	9	0	9
Gazprom Via Gaz Capital S.A.	DUB	1.490%	09/20/2017	3.496%		5,000	(480)	0	(480)
Gazprom Via Morgan Stanley, Inc.	GST	1.000%	12/20/2012	2.013%		7,300	(69)	(74)	5
Gazprom Via Morgan Stanley, Inc.	MYC	1.000%	12/20/2012	2.013%		7,800	(73)	(83)	10
General Electric Capital Corp.	BOA	1.000%	12/20/2012	1.529%		1,400	(7)	(45)	38
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.758%		400	32	0	32
General Electric Capital Corp.	BRC	5.000%	06/20/2012	1.445%		5,200	98	134	(36)
General Electric Capital Corp.	CBK	7.250%	03/20/2012	1.475%		500	8	0	8
General Electric Capital Corp.	CBK	6.950%	03/20/2013	1.612%		5,000	337	0	337
General Electric Capital Corp.	CBK	3.950%	03/20/2017	2.542%		9,425	635	0	635
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.562%		3,540	(15)	0	(15)
General Electric Capital Corp.	GST	5.000%	06/20/2012	1.445%		5,000	94	(350)	444
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.512%		4,000	(138)	(657)	519
Goldman Sachs Group, Inc.	MYC	0.230%	06/20/2012	3.435%		4,000	(60)	0	(60)
HCA, Inc.	FBF	5.000%	03/20/2014	2.034%		880	56	(132)	188
HSBC Finance Corp.	DUB	5.000%	09/20/2013	1.975%		120	7	11	(4)
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.997%		900	(39)	(34)	(5)
Indonesia Government International Bond	HUS	1.000%	12/20/2015	1.785%		4,250	(124)	(92)	(32)
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.785%		6,250	(183)	(130)	(53)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.997%		14,000	(610)	(579)	(31)
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.362%		9,900	(142)	(76)	(66)
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.492%		5,900	(135)	(147)	12
Mexico Government International Bond	GST	2.050%	09/20/2013	0.835%		210	6	0	6
Mexico Government International Bond	GST	1.000%	03/20/2015	1.173%		30,000	(152)	(595)	443
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%		4,900	(70)	(47)	(23)

Mexico Government International Bond	JPM	0.920%	03/20/2016	1.364%		650	(10)	0	(10)
Mexico Government International Bond	MYC	2.070%	09/20/2013	0.835%		530	15	0	15
Mexico Government International Bond	MYC	2.170%	09/20/2013	0.835%		120	4	0	4
Mexico Government International Bond	RYL	1.000%	12/20/2015	1.324%		5,000	(61)	(79)	18
Mexico Government International Bond	UAG	1.000%	03/20/2015	1.173%		17,900	(91)	(324)	233
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.968%		1,000	1	0	1
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.699%		13,000	231	0	231
NRG Energy, Inc.	BOA	5.000%	06/20/2016	5.770%		1,500	(40)	28	(68)
NRG Energy, Inc.	BOA	5.000%	09/20/2016	5.958%		2,000	(71)	(12)	(59)
NRG Energy, Inc.	BPS	5.000%	09/20/2016	5.958%		2,300	(81)	(23)	(58)
NRG Energy, Inc.	DUB	5.000%	06/20/2016	5.770%		600	(16)	9	(25)
NRG Energy, Inc.	FBF	5.000%	06/20/2015	4.979%		1,000	3	(15)	18
NRG Energy, Inc.	FBF	5.000%	06/20/2016	5.770%		2,400	(65)	39	(104)
NRG Energy, Inc.	GST	5.000%	06/20/2016	5.770%		9,000	(244)	186	(430)
NRG Energy, Inc.	MYC	5.000%	09/20/2016	5.958%		4,800	(170)	(29)	(141)
NRG Energy, Inc.	UAG	5.000%	06/20/2015	4.979%		500	1	(8)	9
NRG Energy, Inc.	UAG	5.000%	06/20/2016	5.770%		1,000	(27)	19	(46)
Peru Government International Bond	MYC	1.960%	10/20/2016	1.650%		600	11	0	11
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%		4,100	(105)	(141)	36
Philippines Government International Bond	BPS	1.000%	09/20/2015	1.520%		2,300	(42)	(52)	10
Philippines Government International Bond	CBK	1.000%	09/20/2015	1.520%		4,900	(89)	(110)	21
Philippines Government International Bond	CBK	1.770%	12/20/2017	2.011%		5,200	(65)	0	(65)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.984%		4,500	127	0	127
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.984%		300	8	0	8
Philippines Government International Bond	UAG	2.260%	03/20/2013	0.774%		3,800	72	0	72
Poland Government International Bond	DUB	1.000%	12/20/2015	2.579%		13,520	(792)	(133)	(659)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		1,000	(5)	(2)	(3)
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		1,000	(5)	(2)	(3)
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.952%		2,100	3	(30)	33
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	1.094%		200	(1)	(2)	1
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	2.142%		1,400	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	2.142%		3,000	9	0	9
SLM Corp.	BOA	0.820%	06/20/2012	3.568%		4,500	(57)	0	(57)
South Africa Government International Bond	FBF	1.000%	12/20/2020	2.263%		2,150	(206)	(83)	(123)
South Africa Government International Bond	MYC	1.000%	12/20/2020	2.263%		4,500	(431)	(147)	(284)
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	9.288%		3,100	(991)	(469)	(522)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	9.370%		3,400	(1,249)	(615)	(634)
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	3.889%		500	15	(55)	70
SunGard Data Systems, Inc.	CBK	5.000%	09/20/2014	3.889%		2,100	63	(234)	297
SunGard Data Systems, Inc.	FBF	5.000%	09/20/2014	3.889%		2,400	73	(270)	343
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	25,000	(18)	(40)	22
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	10.820%		20,620	(40)	(45)	5
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%		$3,200	34	27	7
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%		5,800	34	72	(38)
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.751%		2,300	22	24	(2)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	0.967%		3,000	15	0	15
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.230%		200	3	2	1
Wells Fargo & Co.	BRC	1.000%	03/20/2013	0.942%		2,000	2	(41)	43
Wells Fargo & Co.	CBK	1.000%	03/20/2013	0.942%		1,100	1	(25)	26
Wells Fargo & Co.	MYC	1.000%	03/20/2013	0.942%		900	1	(21)	22

							$(9,671)	$(9,687)	$16

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		$31,600	$2,046	$3,318	$(1,272)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		9,600	703	1,199	(496)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		3,900	285	487	(202)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		10,400	762	1,316	(554)
CDX.EM-13 5-Year Index	RYL	5.000%	06/20/2015		20,000	1,464	2,380	(916)
CDX.EM-13 5-Year Index	UAG	5.000%	06/20/2015		1,000	73	118	(45)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		22,400	1,799	2,778	(979)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		20,100	1,613	2,492	(879)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,900	875	1,352	(477)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		6,000	482	725	(243)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,500	120	195	(75)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		3,700	316	392	(76)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		10,000	855	920	(65)
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016		16,400	1,439	1,464	(25)
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016		2,200	193	198	(5)
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016		4,500	395	407	(12)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		8,535	12	0	12
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		122,200	(866)	254	(1,120)
CDX.IG-16 5-Year Index	GST	1.000%	06/20/2016		69,500	(492)	134	(626)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012	EUR	2,760	(63)	49	(112)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		23,400	617	249	368

						$12,628	$20,427	$(7,799)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS	BRL	37,300	$416	$47	$369
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	91	10	81
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GLM		32,800	570	217	353
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		70,200	1,148	237	911
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		2,400	37	0	37
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		49,800	804	0	804
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		49,600	879	61	818
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		56,000	1,121	444	677
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		245,000	3,140	231	2,909
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UAG		205,200	2,747	374	2,373
Pay	1-Year BRL-CDI	12.390%	01/02/2014	UAG		77,700	1,357	58	1,299
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		78,500	1,468	170	1,298
Receive	3-Month USD-LIBOR	3.000%	11/16/2021	RYL		$54,500	(5,094)	0	(5,094)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB	AUD	61,600	1,851	138	1,713
Pay	28-Day MXN TIIE	5.800%	06/08/2016	BRC	MXN	445,800	69	53	16
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		445,800	68	29	39
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		1,502,000	(852)	345	(1,197)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		250,000	(142)	89	(231)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		248,000	(140)	62	(202)
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		20,000	124	19	105

							$9,662	$2,584	$7,078

(k)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$39,800	$135	$217
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	149,000	588	812
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	2,200	136	74
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	100	5	3
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,300	64	43
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,800	93	60
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	4,500	228	150

							$1,249	$1,359

(l)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	234	$123	$(24)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	234	58	(140)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	715	205	(25)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,726	577	(1,461)

				$963	$(1,650)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$79,600	$141	$(4)
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	23,300	0	(48)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	23,300	0	(40)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	23,300	0	(48)

Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	23,300	0	(40)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	298,000	596	(16)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,200	36	(2)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,300	36	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,400	67	(4)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	80,400	0	(521)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	80,400	0	(191)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	52,200	0	(231)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	52,200	0	(184)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	240,600	1,921	(95)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	29,000	301	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	28,400	278	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	9,000	126	(44)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	6,100	65	(30)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	4,300	52	(21)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	4,300	50	(21)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	15,800	176	(77)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	2,800	30	(14)

							$3,875	$(1,637)

(m)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.774%	08/28/2017	03/31/2011 - 05/20/2011	$3,678	$3,035	0.06%

(n)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	45,874	02/2012	CBK	$0	$(1,318)	$(1,318)
Sell		37,789	02/2012	JPM	0	(1,300)	(1,300)
Buy	BRL	98,183	01/2012	DUB	0	(1,622)	(1,622)
Sell		98,184	01/2012	DUB	0	(296)	(296)
Buy		98,184	01/2012	HUS	296	0	296
Sell		98,184	01/2012	HUS	0	(1,416)	(1,416)
Sell		98,184	03/2012	DUB	1,646	0	1,646
Buy	CAD	1,329	02/2012	DUB	16	0	16
Sell		48,636	02/2012	DUB	0	(62)	(62)
Buy	CNY	122,000	02/2012	DUB	428	0	428
Buy		342,856	02/2012	JPM	1,479	0	1,479
Buy		43,478	06/2012	BRC	1	0	1
Buy		42,000	06/2012	CBK	31	0	31
Buy		21,500	06/2012	DUB	8	0	8
Buy		32,752	06/2012	GST	23	0	23
Buy		258,371	06/2012	HUS	24	(380)	(356)
Buy		12,362	06/2012	JPM	8	0	8
Buy		172,285	06/2012	RYL	0	(124)	(124)
Buy		99,680	02/2013	CBK	0	(396)	(396)
Buy		185,565	02/2013	GST	0	(751)	(751)
Buy		25,000	02/2013	JPM	0	(54)	(54)
Buy		26,000	08/2013	DUB	0	(103)	(103)
Buy		19,000	08/2013	RYL	0	(63)	(63)
Buy		20,000	08/2013	UAG	0	(73)	(73)
Buy		25,000	04/2014	RYL	0	(209)	(209)
Sell	EUR	9,153	01/2012	FBL	381	0	381
Buy		9,153	01/2012	GST	0	(162)	(162)
Buy		798	02/2012	BRC	0	(42)	(42)
Sell		171,366	02/2012	BRC	10,567	0	10,567
Buy		5,231	02/2012	CBK	0	(57)	(57)
Buy		1,686	02/2012	DUB	0	(28)	(28)
Sell		9,153	02/2012	GST	163	0	163
Buy		2,439	02/2012	JPM	0	(125)	(125)
Sell		56,903	02/2012	JPM	3,341	0	3,341
Sell		38,573	02/2012	RBC	1,642	0	1,642
Buy		17,078	02/2012	UAG	0	(118)	(118)
Sell		129,194	02/2012	UAG	8,567	0	8,567
Sell	GBP	6,498	01/2012	BRC	98	0	98
Sell		466	01/2012	DUB	0	0	0
Sell		26,030	01/2012	GST	303	0	303
Buy		32,994	01/2012	RBC	0	(429)	(429)
Sell		32,994	02/2012	RBC	429	0	429
Sell	IDR	255,600,000	01/2012	UAG	802	0	802
Buy	INR	3,341	07/2012	JPM	0	(5)	(5)
Buy	JPY	207,999	01/2012	DUB	30	0	30
Sell	KRW	18,861,889	02/2012	CBK	667	0	667
Buy		19,150,500	02/2012	UAG	0	(1,498)	(1,498)
Buy	MXN	4,645	03/2012	BRC	0	(1)	(1)
Buy		456,804	03/2012	CBK	0	(927)	(927)
Buy		2,339	03/2012	HUS	0	0	0
Sell		322,613	03/2012	UAG	138	0	138
Sell	MYR	27,117	04/2012	CBK	254	0	254
Sell		15,769	04/2012	GST	253	0	253

Buy		42,759	04/2012	UAG	0	(664)	(664)
Sell	PHP	201,864	03/2012	BRC	118	0	118
Buy		241,284	03/2012	CBK	0	(13)	(13)
Buy	SGD	3,500	02/2012	JPM	13	0	13
Sell	ZAR	369,545	01/2012	HUS	1,178	0	1,178

					$32,904	$(12,236)	$20,668

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$203,938	$4,977	$208,915
Corporate Bonds & Notes
Banking & Finance	0	1,029,400	3,409	1,032,809
Industrials	0	1,369,805	35,545	1,405,350
Utilities	0	304,023	374	304,397
Convertible Bonds & Notes
Banking & Finance	0	3,317	0	3,317
Industrials	0	1,481	0	1,481
Municipal Bonds & Notes
Alaska	0	948	0	948
California	0	112,142	0	112,142
District of Columbia	0	545	0	545
Illinois	0	1,985	0	1,985
Indiana	0	6,893	0	6,893
Iowa	0	1,957	0	1,957
Kentucky	0	1,411	0	1,411
Massachusetts	0	4,124	0	4,124
Minnesota	0	729	0	729
New Jersey	0	4,397	0	4,397
New York	0	42,984	0	42,984
Ohio	0	26,123	0	26,123
Tennessee	0	3,348	0	3,348
Texas	0	2,172	0	2,172
West Virginia	0	17,336	0	17,336
U.S. Government Agencies	0	80,483	776	81,259
U.S. Treasury Obligations	0	13,912	0	13,912
Mortgage-Backed Securities	0	236,088	104	236,192
Asset-Backed Securities	0	24,934	11,283	36,217
Sovereign Issues	0	733,008	0	733,008
Common Stocks
Financials	0	0	68	68
Information Technology	835	0	0	835
Preferred Securities
Banking & Finance	0	2,151	0	2,151
Short-Term Instruments
Certificates of Deposit	0	6,796	0	6,796
Repurchase Agreements	0	17,339	0	17,339
U.S. Treasury Bills	0	28,377	0	28,377
PIMCO Short-Term Floating NAV Portfolio	543,074	0	0	543,074
Purchased Options
Interest Rate Contracts	0	1,359	0	1,359
	$543,909	$4,283,505	$56,536	$4,883,950

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	11,999	0	11,999
Foreign Exchange Contracts	0	32,904	0	32,904
Interest Rate Contracts	5,196	18,341	0	23,537
	$5,196	$63,244	$0	$68,440

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(15,658)	0	(15,658)
Foreign Exchange Contracts	0	(12,236)	0	(12,236)
Interest Rate Contracts	(521)	(10,011)	0	(10,532)

	$(521)	$(37,905)	$0	$(38,426)

Totals	$548,584	$4,308,844	$56,536	$4,913,964

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Bank Loan Obligations	$3,572	$4,997	$(3,600)	$1	$0	$7	$0	$0	$4,977	$(21)
Corporate Bonds & Notes
Banking & Finance	15,740	780	(3,811)	63	477	(2,551)	0	(7,289)	3,409	(87)
Industrials	37,590	719	(1,392)	(163)	(116)	(1,093)	0	0	35,545	(1,087)
Utilities	273	151	(42)	0	0	(8)	0	0	374	(8)

U.S. Government Agencies	0	0	0	0	0	0	776	0	776	0
Mortgage-Backed Securities	0	104	0	0	0	0	0	0	104	0
Asset-Backed Securities	11,286	198	(103)	37	0	(135)	0	0	11,283	(137)
Warrants	0	0	0	0	0	0	0	0	0	0
Common Stocks	0	845	0	0	0	(777)	0	0	68	(777)
	68,461	7,794	(8,948)	(62)	361	(4,557)	776	(7,289)	56,536	(2,117)
Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(2,733)	$0	$0	$0	$1,708	$1,025	$0	$0	$0	$0

Totals	$65,728	$7,794	$(8,948)	$(62)	$2,069	$(3,532)	$776	$(7,289)	$56,536	$(2,117)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
HCA, Inc.
2.546% due 11/17/2013		$4,000	$3,944
2.796% due 05/02/2016		3,850	3,621
Springleaf Finance Corp.
5.500% due 05/10/2017		7,000	6,110

Total Bank Loan Obligations (Cost $14,512)			13,675

CORPORATE BONDS & NOTES 22.8%
BANKING & FINANCE 16.3%
Ally Financial, Inc.
3.649% due 02/11/2014		3,000	2,850
6.750% due 12/01/2014		150	151
7.500% due 09/15/2020		600	608
8.300% due 02/12/2015		2,100	2,221
American Express Bank FSB
5.550% due 10/17/2012		600	620
American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,547
American General Institutional Capital
8.125% due 03/15/2046		1,100	1,001
American International Group, Inc.
5.050% due 10/01/2015		13,700	13,281
5.600% due 10/18/2016		700	675
5.850% due 01/16/2018		2,400	2,352
6.400% due 12/15/2020		900	910
8.000% due 05/22/2068	EUR	1,300	1,354
8.175% due 05/15/2068		$9,600	8,640
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,000	1,000
BA Covered Bond Issuer
5.500% due 06/14/2012		700	714
Banco do Brasil S.A.
3.359% due 07/02/2014		1,500	1,499
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,712
Banco Santander Brasil S.A.
2.659% due 03/18/2014		4,500	4,290
4.250% due 01/14/2016		1,600	1,528
4.500% due 04/06/2015		2,500	2,437
Banco Santander Chile
1.659% due 04/20/2012		700	700
2.006% due 01/19/2016		1,100	1,023
Bank of America Corp.
6.000% due 09/01/2017		820	802
6.500% due 08/01/2016		1,800	1,815
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	104
Bank of Montreal
2.850% due 06/09/2015		400	415
Bank of Nova Scotia
1.650% due 10/29/2015		900	900
Banque PSA Finance S.A.
2.481% due 04/04/2014		3,500	3,243
Barclays Bank PLC
0.740% due 09/11/2017		10,000	8,776
1.677% due 05/30/2017	EUR	2,500	2,993
5.000% due 09/22/2016		$1,700	1,763
6.050% due 12/04/2017		900	818
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	689
6.500% due 03/10/2021		1,300	1,259
7.250% due 04/22/2020		900	904
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,315
BNP Paribas S.A.
1.291% due 01/10/2014		6,100	5,629
BPCE S.A.
2.375% due 10/04/2013		400	388
5.250% due 07/29/2049	EUR	700	520
Capital One Capital V
10.250% due 08/15/2039		$3,800	3,966
Capital One Financial Corp.
6.150% due 09/01/2016		300	313
Caterpillar Financial Services Corp.
6.223% due 06/29/2012	AUD	10,500	10,778

CBA Capital Trust I		$1,900	1,900
5.805% due 08/29/2049
CIT Group, Inc.
5.250% due 04/01/2014		1,200	1,201
7.000% due 05/01/2015		3,216	3,227
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		38	38
Citigroup Capital XXI
8.300% due 12/21/2077		400	400
Citigroup, Inc.
0.680% due 03/16/2012		66	66
0.810% due 06/09/2016		30,500	23,841
1.307% due 02/15/2013		1,000	982
1.564% due 06/28/2013	EUR	3,300	4,105
1.848% due 01/13/2014		$2,700	2,627
2.453% due 08/13/2013		1,000	982
4.875% due 05/07/2015		4,795	4,740
5.500% due 04/11/2013		2,600	2,655
5.500% due 10/15/2014		1,700	1,749
6.000% due 02/21/2012		40	40
Commonwealth Bank of Australia
0.814% due 07/12/2013		2,500	2,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	4,900	5,441
Countrywide Financial Corp.
5.800% due 06/07/2012		$400	401
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	400	348
8.125% due 10/29/2049		300	300
8.375% due 10/29/2049		$1,600	1,208
Credit Suisse
2.200% due 01/14/2014		900	891
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		1,400	1,411
Deutsche Bank AG
2.118% due 09/22/2015	EUR	900	1,001
6.000% due 09/01/2017		$600	671
Dexia Credit Local
2.000% due 03/05/2013		20,900	20,102
European Investment Bank
3.625% due 01/15/2021	EUR	600	818
4.625% due 04/15/2020		4,200	6,149
Fifth Third Bancorp
0.983% due 12/20/2016		$2,000	1,765
FIH Erhvervsbank A/S
0.912% due 06/13/2013		7,400	7,396
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		100	109
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	130
General Electric Capital Corp.
0.571% due 10/06/2015		$1,500	1,397
5.500% due 09/15/2067	EUR	400	409
5.875% due 01/14/2038		$3,444	3,655
6.875% due 01/10/2039		100	120
General Electric Capital Services, Inc.
7.500% due 08/21/2035		14,000	17,499
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,068
Goldman Sachs Group, Inc.
1.884% due 02/04/2013		200	248
4.500% due 05/09/2016		100	124
5.250% due 07/27/2021		$4,100	4,006
5.375% due 03/15/2020		200	198
5.950% due 01/18/2018		5,000	5,126
6.125% due 02/14/2017	GBP	100	159
6.150% due 04/01/2018		$17,300	17,874
HBOS PLC
6.750% due 05/21/2018		1,300	1,043
HSBC Bank PLC
2.000% due 01/19/2014		1,000	986
HSBC Finance Corp.
6.676% due 01/15/2021		3,900	4,040
HSBC Holdings PLC
5.100% due 04/05/2021		1,000	1,064
ING Bank NV
1.940% due 06/09/2014		2,100	2,013
2.500% due 01/14/2016		600	590
2.625% due 02/09/2012		2,900	2,905
International Lease Finance Corp.
4.750% due 01/13/2012		700	701
5.000% due 09/15/2012		1,300	1,300
6.750% due 09/01/2016		700	721
Intesa Sanpaolo SpA
2.906% due 02/24/2014		2,300	2,026
6.500% due 02/24/2021		21,100	17,339

IPIC GMTN Ltd.
5.000% due 11/15/2020		500	506
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,400	1,459
JPMorgan Chase & Co.
1.296% due 05/02/2014		22,000	21,366
1.654% due 09/26/2013	EUR	2,200	2,782
5.750% due 01/02/2013		$200	207
7.900% due 04/29/2049		10,100	10,790
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	4,800	6,352
LBG Capital No.1 PLC
8.000% due 12/29/2049		$1,200	876
8.500% due 12/29/2049		100	69
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	389
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$1,200	1,171
Macquarie Bank Ltd.
6.625% due 04/07/2021		21,500	19,849
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,354
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,099
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		200	196
1.751% due 08/09/2013	EUR	3,300	3,933
6.050% due 08/15/2012		$600	609
6.875% due 04/25/2018		300	296
MetLife Institutional Funding II
1.481% due 04/04/2014		6,500	6,490
Morgan Stanley
1.408% due 04/29/2013		800	754
2.953% due 05/14/2013		3,800	3,650
5.950% due 12/28/2017		600	572
6.000% due 04/28/2015		31,300	31,382
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	8,510	12,448
National Australia Bank Ltd.
1.111% due 04/11/2014		$13,200	13,076
Nationwide Building Society
6.250% due 02/25/2020		500	497
New York Life Global Funding
4.650% due 05/09/2013		200	210
Nomura Holdings, Inc.
6.700% due 03/04/2020		1,700	1,792
Nordea Bank AB
2.125% due 01/14/2014		500	491
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,766
RCI Banque S.A.
2.261% due 04/11/2014		8,400	8,011
Regions Bank
7.500% due 05/15/2018		29,600	29,600
Royal Bank of Scotland Group PLC
2.001% due 03/30/2015 (l)	CAD	6,300	4,643
6.934% due 04/09/2018	EUR	8,700	8,994
6.990% due 10/29/2049		$800	505
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		1,600	1,731
Santander Finance Preferred S.A.U.
11.300% due 07/29/2049	GBP	1,900	2,576
Santander Issuances S.A.U.
5.911% due 06/20/2016		$200	171
7.300% due 07/27/2019	GBP	5,600	7,349
SLM Corp.
3.125% due 09/17/2012	EUR	6,800	8,698
5.000% due 04/15/2015		$7,900	7,609
8.000% due 03/25/2020		2,000	2,025
SLM Corp. CPI Linked Bond
4.944% due 04/01/2014		4,202	3,924
5.694% due 11/01/2013		20,246	19,854
5.993% due 11/21/2013		4,345	4,228
Societe Generale S.A.
5.922% due 04/29/2049		300	183
SSIF Nevada LP
1.101% due 04/14/2014		21,200	20,878
State Bank of India
4.500% due 07/27/2015		1,000	990
Stone Street Trust
5.902% due 12/15/2015		3,200	2,942
Suffield Clo Ltd.
1.737% due 09/26/2014		404	402
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	324

Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		900	819
UBS AG
1.595% due 02/23/2012		600	601
2.250% due 08/12/2013		6,750	6,693
6.110% due 08/26/2013	AUD	10,902	11,050
USB Capital IX
3.500% due 10/29/2049		$3,700	2,585
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		8,800	9,064
Wachovia Bank N.A.
0.812% due 11/03/2014		400	377
Wachovia Corp.
0.619% due 08/01/2013		500	495
Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,184
Westpac Banking Corp.
1.309% due 03/31/2014		6,400	6,423
Weyerhaeuser Co.
7.375% due 03/15/2032		9,600	10,089

			624,783

INDUSTRIALS 5.3%
Alcoa, Inc.
6.150% due 08/15/2020		2,200	2,289
Altria Group, Inc.
4.125% due 09/11/2015		600	652
7.750% due 02/06/2014		1,600	1,809
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014		6,700	6,717
4.125% due 01/15/2015		1,300	1,403
5.375% due 01/15/2020		1,300	1,527
Asciano Finance Ltd.
5.000% due 04/07/2018		14,900	14,961
BMW Finance NV
5.250% due 05/21/2012		800	814
Braskem Finance Ltd.
5.750% due 04/15/2021		800	802
California Institute of Technology
4.700% due 11/01/2111		1,000	1,010
Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	4,883
CSN Islands XI Corp.
6.875% due 09/21/2019		5,100	5,414
CSN Resources S.A.
6.500% due 07/21/2020		3,700	3,885
Daimler Finance North America LLC
1.742% due 09/13/2013		1,600	1,580
7.300% due 01/15/2012		6,000	6,011
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,576
Dow Chemical Co.
4.850% due 08/15/2012		7,200	7,367
6.000% due 10/01/2012		200	208
El Paso Corp.
7.875% due 06/15/2012		1,600	1,640
Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,246
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		3,600	3,537
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		400	407
8.146% due 04/11/2018		1,300	1,469
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		5,100	5,444
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,000	3,180
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	299
HJ Heinz Co.
5.350% due 07/15/2013		16,700	17,836
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,238
7.625% due 04/09/2019		800	990
Kellogg Co.
5.125% due 12/03/2012		8,500	8,837
Kraft Foods, Inc.
2.625% due 05/08/2013		2,400	2,453
5.250% due 10/01/2013		4,113	4,390
Noble Group Ltd.
4.875% due 08/05/2015		1,000	930
Novatek Finance Ltd.
5.326% due 02/03/2016		500	506

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		8,820	9,129
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,000	1,089
Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	421
Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,210
7.500% due 12/18/2013	GBP	100	167
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,556
7.875% due 03/15/2019		1,800	2,157
Petroleos Mexicanos
8.000% due 05/03/2019		100	125
Philip Morris International, Inc.
6.375% due 05/16/2038		1,100	1,437
PPG Industries, Inc.
1.900% due 01/15/2016		1,600	1,599
President and Fellows of Harvard College
6.500% due 01/15/2039		200	287
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		2,500	2,541
Reynolds American, Inc.
7.750% due 06/01/2018		200	240
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013		2,000	1,952
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	21,471
Time Warner, Inc.
6.100% due 07/15/2040		10,600	12,448
Total Capital S.A.
4.450% due 06/24/2020		300	335
Transocean, Inc.
4.950% due 11/15/2015		800	818
Union Pacific Corp.
4.163% due 07/15/2022		437	475
Vivendi S.A.
5.750% due 04/04/2013		1,900	1,986
Volkswagen International Finance NV
1.031% due 10/01/2012		7,600	7,594

			201,347

UTILITIES 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	242
AT&T, Inc.
6.700% due 11/15/2013		2,000	2,206
British Telecommunications PLC
5.150% due 01/15/2013		3,000	3,107
Cleco Power LLC
6.000% due 12/01/2040		3,300	4,033
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	109
Duke Energy Corp.
5.650% due 06/15/2013		2,225	2,371
NRG Energy, Inc.
7.375% due 01/15/2017		1,100	1,144
8.250% due 09/01/2020		1,200	1,212
NV Energy, Inc.
6.250% due 11/15/2020		1,000	1,041
Progress Energy, Inc.
6.850% due 04/15/2012		3,000	3,051
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,700	1,722
6.500% due 06/10/2014		3,000	3,280
Qwest Corp.
3.796% due 06/15/2013		2,000	2,016
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		264	285
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		776	832
6.750% due 09/30/2019		1,000	1,188
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,400	1,435
7.250% due 02/02/2020		4,700	4,888
7.500% due 03/13/2013		1,100	1,149
7.875% due 03/13/2018		1,300	1,402
Verizon Communications, Inc.
1.184% due 03/28/2014		5,600	5,596
Verizon Wireless Capital LLC
5.250% due 02/01/2012		200	201

Virginia Electric and Power Co.
4.750% due 03/01/2013	4,735	4,938

		47,448

Total Corporate Bonds & Notes (Cost $890,901)		873,578

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	652
7.043% due 04/01/2050	1,100	1,448
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,359
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	227
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,796
6.603% due 07/01/2050	1,000	1,310
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,144
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	869
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,034
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,807
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	107
7.021% due 08/01/2040	100	107
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	517
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	200	203
6.548% due 05/15/2048	7,355	8,759

		35,339

FLORIDA 0.1%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,322

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,096
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,467
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	8,349
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	104

		17,016

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	835

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	115

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	308
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	252

		560

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	1,500	1,500
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,370

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	4,700	5,059

		7,929

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	5,500	6,370
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,241
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,079
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	556
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	700	750
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,136

		15,132

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,397
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	700	551
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,400	4,560

		6,508

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,132

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,935

Total Municipal Bonds & Notes (Cost $78,839)		91,823

U.S. GOVERNMENT AGENCIES 49.7%
Fannie Mae
0.644% due 07/25/2037	1,156	1,154
0.674% due 07/25/2037	1,175	1,174
0.694% due 09/25/2035	885	875
0.704% due 09/25/2035	1,590	1,572
0.744% due 09/25/2035	656	654
1.014% due 06/25/2037	2,047	2,057
1.024% due 06/25/2040	8,561	8,589
1.034% due 03/25/2040	2,066	2,083
3.000% due 02/01/2027	52,000	53,552
3.500% due 08/01/2025 - 01/01/2027	181,400	189,739
4.000% due 07/01/2013 - 01/01/2042	745,362	783,858
4.500% due 07/01/2020 - 01/01/2042	483,251	514,805
5.000% due 03/01/2034 - 07/01/2035	39,147	42,340
5.500% due 07/01/2028 - 01/01/2042	82,852	90,242
6.000% due 11/01/2032 - 05/01/2037	12,754	14,062
Farm Credit Bank
7.561% due 11/29/2049	10,257	10,217
Freddie Mac
0.828% due 07/15/2041	3,021	3,018
0.978% due 08/15/2037	1,781	1,788
0.988% due 10/15/2037	407	409
0.998% due 05/15/2037 - 09/15/2037	1,909	1,914
4.500% due 08/01/2040 - 06/01/2041	170,552	180,846
4.875% due 06/13/2018	700	845
5.500% due 03/01/2037 - 11/01/2037	892	970
Small Business Administration
6.220% due 12/01/2028	74	85

Total U.S. Government Agencies (Cost $1,883,124)		1,906,848

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (e)(f)(g)(h)	58,868	63,002
1.750% due 01/15/2028	20,318	24,444
2.000% due 01/15/2026	114	140
2.375% due 01/15/2025	2,522	3,208
2.375% due 01/15/2027 (e)(f)(g)(h)	110,813	143,209
2.500% due 01/15/2029 (e)(g)(h)	49,143	65,633
3.875% due 04/15/2029	13,360	20,840
U.S. Treasury Notes
0.875% due 12/31/2016 (a)	30,700	30,767

1.375% due 11/30/2018 (e)(g)(h)		80,800	81,090
1.375% due 12/31/2018 (a)		132,200	132,469
2.000% due 11/15/2021 (e)		81,700	82,606
2.125% due 08/15/2021		300	308
2.625% due 08/15/2020		5,900	6,363
3.000% due 02/28/2017		22,400	24,784
3.375% due 11/15/2019		6,500	7,411
3.500% due 05/15/2020		22,100	25,418
3.625% due 02/15/2020 (e)		36,100	41,865

Total U.S. Treasury Obligations (Cost $752,522)			753,557

MORTGAGE-BACKED SECURITIES 3.8%
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	651	841
2.660% due 11/19/2047		19,359	25,030
2.859% due 05/16/2047		1,800	2,312
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		$1,624	1,471
5.671% due 02/24/2051		4,900	5,389
Banc of America Mortgage Securities, Inc.
2.843% due 06/25/2035		3,605	2,845
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.309% due 10/10/2045		10,412	10,402
5.622% due 06/10/2049		5,566	5,626
Chase Mortgage Finance Corp.
5.138% due 12/25/2035		3,055	2,623
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037		1,025	554
2.530% due 03/25/2036		2,507	1,944
Credit Suisse Mortgage Capital Certificates
0.448% due 10/15/2021		3,353	3,092
Eclipse Ltd.
1.155% due 01/25/2020	GBP	10,686	13,741
European Loan Conduit
1.612% due 05/15/2019	EUR	163	173
Extended Stay America Trust
2.951% due 11/05/2027		$4,606	4,630
First Horizon Asset Securities, Inc.
2.638% due 10/25/2035		773	562
Granite Master Issuer PLC
0.465% due 12/20/2054		5,903	5,644
Granite Mortgages PLC
1.354% due 01/20/2044	GBP	161	238
1.430% due 09/20/2044		3,855	5,742
1.450% due 09/20/2044		1,035	1,534
1.959% due 01/20/2044	EUR	198	248
GS Mortgage Securities Corp.
1.535% due 03/06/2020		$19,100	18,982
GSR Mortgage Loan Trust
2.722% due 09/25/2035		1,144	1,045
Harborview Mortgage Loan Trust
0.625% due 06/20/2035		2,084	1,559
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	1,300	1,677
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		$3,100	3,419
5.447% due 06/12/2047		2,056	2,164
JPMorgan Mortgage Trust
2.704% due 08/25/2035		1,346	927
5.750% due 01/25/2036		73	67
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		1,781	1,787
Merrill Lynch Mortgage Investors, Inc.
5.253% due 09/25/2035		1,489	1,250
Morgan Stanley Capital
5.439% due 02/12/2044		1,800	1,878
5.450% due 10/28/2033		714	711
5.610% due 04/15/2049		1,904	1,978
OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	5,178
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037		843	836
Wachovia Mortgage Loan Trust LLC
2.678% due 10/20/2035		2,100	1,536
WaMu Mortgage Pass-Through Certificates
1.708% due 11/25/2046		8,357	5,358
Wells Fargo Mortgage-Backed Securities Trust
2.690% due 03/25/2035		2,294	1,957

Total Mortgage-Backed Securities (Cost $152,401)			146,950

ASSET-BACKED SECURITIES 2.5%
Babson CLO Ltd.
0.916% due 06/15/2016		984	965

Centurion CDO Ltd.
0.799% due 01/30/2016		1,999	1,878
Chase Issuance Trust
5.160% due 04/16/2018		100	116
Citibank Omni Master Trust
3.028% due 08/15/2018		4,600	4,829
Driver One GmbH
2.038% due 09/21/2014	EUR	2,088	2,705
Duane Street CLO
0.688% due 11/08/2017		$17,879	17,152
Galaxy CLO Ltd.
0.683% due 04/17/2017		2,009	1,950
GSPA Monetization Trust
6.422% due 10/09/2029		1,661	1,482
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		2,700	2,576
Hillmark Funding
0.729% due 05/21/2021		5,800	5,299
HSBC Home Equity Loan Trust
1.225% due 11/20/2036		9,194	9,010
Morgan Stanley ABS Capital
0.614% due 11/25/2035		5,975	4,700
Penta CLO S.A.
1.917% due 06/04/2024	EUR	3,873	4,456
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		$3,165	3,148
SLC Student Loan Trust
4.750% due 06/15/2033		6,924	6,778
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	9,342	11,015
3.500% due 08/17/2043		$3,529	3,479
3.528% due 05/16/2044		2,521	2,573
4.500% due 11/16/2043		1,115	1,058
Venture CDO Ltd.
0.636% due 07/22/2021		9,500	8,697
Wind River CLO Ltd.
0.889% due 12/19/2016		2,772	2,637

Total Asset-Backed Securities (Cost $100,381)			96,503

SOVEREIGN ISSUES 4.5%
Canada Government Bond
2.750% due 09/01/2016	CAD	3,500	3,664
3.250% due 06/01/2021		1,300	1,419
Canada Housing Trust No. 1
2.650% due 03/15/2022		1,000	996
3.350% due 12/15/2020		1,600	1,698
3.750% due 03/15/2020		3,400	3,716
3.800% due 06/15/2021		1,100	1,208
Export-Import Bank of Korea
4.000% due 01/29/2021		$1,800	1,745
5.125% due 06/29/2020		400	421
5.875% due 01/14/2015		1,500	1,616
8.125% due 01/21/2014		3,400	3,775
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,371
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	3,500	4,279
Korea Finance Corp.
3.250% due 09/20/2016		$1,000	989
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,038
Mexico Government International Bond
5.750% due 10/12/2110		12,500	13,375
6.000% due 06/18/2015	MXN	76,300	5,613
6.050% due 01/11/2040		$200	245
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	200	204
4.300% due 06/18/2042		300	347
Province of Ontario Canada
1.375% due 01/27/2014		$2,400	2,427
1.600% due 09/21/2016		9,100	9,084
3.150% due 06/02/2022	CAD	1,200	1,203
4.000% due 06/02/2021		5,500	5,935
4.200% due 03/08/2018		200	220
4.200% due 06/02/2020		19,100	20,935
4.300% due 03/08/2017		1,000	1,099
4.400% due 06/02/2019		900	1,002
4.600% due 06/02/2039		600	711
5.500% due 06/02/2018		300	352
5.850% due 03/08/2033		1,400	1,880
Province of Quebec Canada
2.750% due 08/25/2021		$42,800	42,824
4.250% due 12/01/2021	CAD	600	655
4.500% due 12/01/2017		100	111

4.500% due 12/01/2018		500	558
Qatar Government International Bond
6.400% due 01/20/2040		$1,600	1,888
Russia Government International Bond
3.625% due 04/29/2015		300	302
7.500% due 03/31/2030		6,179	7,191
Societe Financement de l’Economie Francaise
0.603% due 07/16/2012		2,000	2,005
Turkey Government International Bond
7.000% due 09/26/2016		7,400	8,149
7.500% due 07/14/2017		4,200	4,746
United Kingdom Gilt
4.250% due 09/07/2039	GBP	3,900	7,436
4.250% due 12/07/2040		700	1,336

Total Sovereign Issues (Cost $168,314)			171,768

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		2,900	3,060

Total Convertible Preferred Securities (Cost $2,732)			3,060

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank
10.000% due 12/31/2049		1,000	1,171
GMAC Capital Trust I
8.125% due 02/15/2040		50,000	967

Total Preferred Securities (Cost $2,280)			2,138

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.8%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 02/08/2012		$8,100	8,087
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		3,300	3,299
0.000% due 02/06/2012		13,200	13,180

			24,566

COMMERCIAL PAPER 0.4%
Kells Funding LLC
0.290% due 01/10/2012		8,600	8,599
Vodafone Group PLC
0.880% due 01/19/2012		8,500	8,497

			17,096

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.060% due 01/03/2012		5,000	5,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,181. Repurchase proceeds are $5,000.)
JAPAN TREASURY BILLS 3.9%
0.091% due 03/26/2012 - 03/29/2012 (b)	JPY	11,650,000	151,409

U.S. TREASURY BILLS 0.1%
0.028% due 02/23/2012 - 06/21/2012 (b)(e)		$3,695	3,695

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 11.7%
		44,668,887	447,314

Total Short-Term Instruments (Cost $647,035)			649,080

PURCHASED OPTIONS (j) 0.0%
(Cost $138)	191
Total Investments 122.8% (Cost $4,693,179)	$4,709,171
Written Options (k) (0.0%) (Premiums $5,447)	(1,647)
Other Assets and Liabilities (Net) (22.8%)	(872,216)

Net Assets 100.0%	$3,835,308

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $40,653 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $62,887 at a weighted average interest rate of 0.139%. On December 31, 2011, securities valued at $45,974 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $8,715 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	5,666	$1,936
90-Day Eurodollar March Futures	Long	03/2014	571	1,867
90-Day Eurodollar September Futures	Long	09/2013	1,315	1,785
U.S. Treasury 5-Year Note March Futures	Long	03/2012	1,096	416
U.S. Treasury 10-Year Note March Futures	Long	03/2012	1,310	1,516
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	218	306

				$7,826

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $14,290 and cash of $8 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		$91,800	$(32,891)	$(6,089)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	35,500	1,517	880
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		53,000	2,167	1,587
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		21,700	1,533	319
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	18,700	1,802	343

						$(25,872)	$(2,960)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2016	6.423%	$300	$(15)	$(4)	$(11)
American International Group, Inc.	DUB	1.000%	12/20/2020	4.832%	7,900	(1,782)	(1,644)	(138)
American International Group, Inc.	UAG	1.000%	12/20/2020	4.832%	300	(67)	(66)	(1)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%	10,900	128	229	(101)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.992%	5,300	(400)	(172)	(228)
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.724%	7,000	(222)	(51)	(171)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%	9,900	27	12	15
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%	500	(5)	(7)	2
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.422%	13,100	(219)	(44)	(175)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	14,300	(287)	(21)	(266)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%	6,400	17	9	8
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	1,000	(13)	(16)	3
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%	400	(6)	(1)	(5)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.306%	1,000	(10)	(10)	0
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.350%	7,200	(88)	(90)	2

Brazil Government International Bond	FBF	1.000%	06/20/2016	1.476%		10,700	(214)	(15)	(199)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%		9,900	27	15	12
Brazil Government International Bond	GST	1.000%	06/20/2015	1.306%		500	(5)	(7)	2
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%		300	(3)	(8)	5
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%		900	(11)	(9)	(2)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%		1,400	(17)	(16)	(1)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%		500	(6)	(5)	(1)
China Government International Bond	BPS	1.000%	03/20/2016	1.290%		300	(3)	4	(7)
China Government International Bond	BRC	1.000%	12/20/2012	0.720%		4,400	14	(13)	27
China Government International Bond	BRC	1.000%	03/20/2016	1.290%		700	(8)	8	(16)
China Government International Bond	CBK	1.000%	06/20/2016	1.350%		3,800	(55)	41	(96)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		5,000	(23)	(38)	15
France Government Bond	DUB	0.250%	12/20/2015	1.997%		3,100	(202)	(190)	(12)
France Government Bond	HUS	0.250%	09/20/2016	2.128%		300	(24)	(11)	(13)
France Government Bond	MYC	0.250%	03/20/2016	2.031%		500	(35)	(17)	(18)
France Government Bond	RYL	0.250%	12/20/2015	1.997%		700	(46)	(14)	(32)
France Government Bond	RYL	0.250%	03/20/2016	2.031%		13,500	(948)	(417)	(531)
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%		7,100	(67)	(137)	70
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.013%		7,100	(67)	(144)	77
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%		2,200	(109)	(44)	(65)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	2.368%		14,200	(752)	(150)	(602)
General Electric Capital Corp.	BOA	1.000%	09/20/2016	2.436%		17,900	(1,100)	(418)	(682)
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.124%		4,000	309	142	167
Germany Government Bond	BOA	0.250%	09/20/2016	0.956%		14,000	(448)	(252)	(196)
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.447%		2,600	(286)	(180)	(106)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%		3,500	(135)	(59)	(76)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.922%		1,400	(54)	(26)	(28)
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.447%		800	(88)	(57)	(31)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%		1,600	(176)	(108)	(68)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.922%		1,400	(53)	(24)	(29)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%		1,800	(198)	(125)	(73)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%		300	(3)	4	(7)
Japan Government International Bond	GST	1.000%	03/20/2016	1.254%		6,200	(62)	(58)	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%		27,200	(271)	102	(373)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%		2,000	(20)	(20)	0
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%		300	(22)	(9)	(13)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%		300	(22)	(9)	(13)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%		400	(29)	(12)	(17)
MetLife, Inc.	BOA	1.000%	12/20/2015	3.060%		1,900	(141)	(106)	(35)
MetLife, Inc.	DUB	1.000%	03/20/2018	3.305%		6,400	(770)	(364)	(406)
MetLife, Inc.	GST	1.000%	03/20/2015	2.873%		2,000	(112)	(121)	9
MetLife, Inc.	GST	1.000%	09/20/2015	3.006%		3,500	(239)	(225)	(14)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%		5,600	(383)	(332)	(51)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%		400	(2)	(9)	7
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.362%		13,400	(192)	(65)	(127)
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%		2,000	10	4	6
Mexico Government International Bond	CBK	1.000%	03/20/2015	1.173%		400	(2)	(9)	7
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.173%		200	(1)	(5)	4
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.410%		12,600	(217)	31	(248)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.528%		8,800	44	23	21
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%		11,700	59	29	30
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%		5,700	(82)	(35)	(47)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.281%		7,200	(71)	(84)	13
Morgan Stanley	BRC	1.000%	09/20/2012	4.707%		200	(5)	(4)	(1)
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.583%		2,900	(64)	(59)	(5)
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.598%		6,700	(456)	(131)	(325)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.859%		10,300	(1,404)	(366)	(1,038)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%		19,700	(2,685)	(625)	(2,060)
Republic of Italy Government Bond	RYL	1.000%	03/20/2016	4.859%		8,100	(1,104)	(292)	(812)
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%		1,400	(7)	(14)	7
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%		12,500	(64)	(129)	65
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%		10,400	6	(54)	60
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%		16,400	(1,649)	(1,031)	(618)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		8,300	(835)	(511)	(324)
Spain Government Bond	GST	1.000%	06/20/2016	3.736%		1,000	(106)	(60)	(46)
Spain Government Bond	JPM	1.000%	03/20/2016	3.724%		8,000	(805)	(456)	(349)
Spain Government Bond	MYC	1.000%	03/20/2016	3.724%		5,500	(554)	(317)	(237)
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.441%	EUR	4,400	(44)	(62)	18
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%		$1,100	6	19	(13)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%		200	2	4	(2)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%		2,000	17	46	(29)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%		400	5	2	3
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%		1,300	15	6	9
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		400	2	7	(5)

							$(19,982)	$(9,447)	$(10,535)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$16,900	$1,237	$1,626	$(389)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	65	117	(52)

CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	22,000	1,610	1,440	170
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	36	56	(20)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,700	124	191	(67)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	5,000	402	685	(283)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	4,800	386	449	(63)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	7,500	602	960	(358)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	1,000	80	118	(38)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	2,400	193	319	(126)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	6,300	506	773	(267)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,000	80	130	(50)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	300	25	42	(17)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	1,500	128	159	(31)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	200	17	27	(10)

					$5,491	$7,092	$(1,601)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	GLM		$1,023,800	$3,421	$(1,044)	$4,465
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		533,900	2,323	(1,943)	4,266
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS	BRL	1,400	6	0	6
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		400	4	0	4
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		1,100	11	5	6
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		7,800	5	(6)	11
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		2,100	1	(1)	2
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		8,200	14	0	14
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		5,800	40	(11)	51
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		700	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		1,100	18	0	18
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		600	9	0	9
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		2,100	36	1	35
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		21,200	357	77	280
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		8,200	132	14	118
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		1,700	27	0	27
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		1,500	26	(2)	28
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		1,000	13	1	12
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		900	11	1	10
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		800	14	1	13
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		21,800	323	55	268
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		300	6	1	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,400	49	9	40
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		10,300	213	3	210
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		400	9	1	8
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		20,600	412	82	330
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		1,900	41	8	33
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		5,100	121	4	117
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HUS		2,600	63	0	63
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		7,000	3	(21)	24
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		16,900	17	(33)	50
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		4,500	13	(2)	15
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		300	1	0	1
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		4,100	15	0	15
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		1,100	5	2	3
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		1,400	14	(1)	15
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		1,700	18	1	17
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		8,100	93	1	92
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		12,900	210	0	210
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		1,000	20	4	16
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		300	7	0	7
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		600	15	0	15
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		300	8	1	7
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		200	6	1	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		200	6	1	5
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		600	19	5	14
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	1,100	(4)	(1)	(3)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		1,600	(5)	(1)	(4)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS	GBP	34,100	3,208	285	2,923
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		15,300	1,440	178	1,262
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC	MXN	6,800	(4)	1	(5)

							$12,816	$(2,323)	$15,139

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAXEMTR Index	210,262	1-Month USD-LIBOR plus a specified spread	$388,380	04/16/2012	BOA	$9,234
Receive	ERAXEMTR Index	231,874	1-Month USD-LIBOR plus a specified spread	428,300	05/15/2012	BOA	10,183
Receive	ERAXEMTR Index	295,888	1-Month USD-LIBOR plus a specified spread	566,691	06/29/2012	BOA	(7,463)
Receive	ERAXEMTR Index	234,807	1-Month USD-LIBOR plus a specified spread	449,707	07/31/2012	BOA	(5,922)
Receive	ERAXEMTR Index	44,646	1-Month USD-LIBOR plus a specified spread	84,953	10/31/2012	BOA	(526)
Receive	ERAXEMTR Index	109,629	1-Month USD-LIBOR plus a specified spread	209,964	02/29/2012	CBK	(2,702)
Receive	ERAXEMTR Index	161,528	1-Month USD-LIBOR plus a specified spread	298,361	03/15/2012	CBK	7,127
Receive	ERAXEMTR Index	110,891	1-Month USD-LIBOR plus a specified spread	212,381	03/30/2012	FBF	(2,780)
Receive	ERAXEMTR Index	124,835	1-Month USD-LIBOR plus a specified spread	239,087	01/31/2012	JPM	(3,148)
Receive	ERAXEMTR Index	123,381	1-Month USD-LIBOR plus a specified spread	236,301	02/29/2012	JPM	(3,112)
Receive	ERAXEMTR Index	110,693	1-Month USD-LIBOR plus a specified spread	212,002	03/30/2012	JPM	(2,792)
Receive	ERAXEMTR Index	105,204	1-Month USD-LIBOR plus a specified spread	201,489	05/31/2012	JPM	(2,653)
Receive	ERAXEMTR Index	141,569	1-Month USD-LIBOR plus a specified spread	271,135	07/31/2012	JPM	(3,570)

							$(8,124)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$35,000	$138	$191

(k)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	173	$142	$(14)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$21,400	$122	$(29)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	70,000	140	(3)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	25,500	96	(14)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,000	109	(5)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,600	11	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,800	35	(27)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	37,300	263	(210)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,900	77	(5)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,400	46	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	54,000	150	(190)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	455	(23)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	16,400	170	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,400	66	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,700	171	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,500	88	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	10,400	113	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	14,900	153	(75)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,400	197	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	9,600	94	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,100	251	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	16,600	199	(108)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,600	237	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	70,600	973	(462)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,400	94	(48)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,200	81	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	60,900	845	(399)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,000	12	0

							$5,248	$(1,610)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$(8)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	(10)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(5)

						$57	$(23)

(l)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.001%	03/30/2015	03/07/2011 - 03/30/2011	$5,669	$4,643	0.12%

(m)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2042	$14,000	$14,787	$(14,901)
Fannie Mae	5.000%	01/01/2042	1,000	1,069	(1,080)
Fannie Mae	6.000%	01/01/2042	3,000	3,273	(3,304)

				$19,129	$(19,285)

(n)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,300	01/2012	FBL	$0	$(20)	$(20)
Sell		900	01/2012	HUS	0	(14)	(14)
Sell		4,956	02/2012	CBK	6	(53)	(47)
Sell		21,348	02/2012	JPM	0	(735)	(735)
Buy	BRL	133,866	01/2012	JPM	86	0	86
Sell		133,866	01/2012	JPM	0	(404)	(404)
Buy		133,866	01/2012	UAG	404	0	404
Sell		133,866	01/2012	UAG	0	(94)	(94)
Sell		133,866	03/2012	JPM	0	(45)	(45)
Sell	CAD	1,811	02/2012	BRC	0	(1)	(1)
Sell		8,402	02/2012	CBK	0	(108)	(108)
Sell		17,818	02/2012	DUB	0	(133)	(133)
Sell		926	02/2012	GST	0	(10)	(10)
Buy		1,085	02/2012	JPM	9	0	9
Sell		13,181	02/2012	JPM	7	(130)	(123)
Sell		2,758	02/2012	MSC	0	(22)	(22)
Sell		6,605	02/2012	RBC	1	(58)	(57)
Sell		1,238	02/2012	UAG	0	(17)	(17)
Buy	CNY	12,217	02/2012	BRC	18	0	18
Buy		6,426	02/2012	HUS	14	0	14
Buy		31,397	06/2012	BRC	8	0	8
Buy		18,463	06/2012	CBK	10	(8)	2
Buy		7,656	06/2012	DUB	0	(9)	(9)
Buy		46,622	06/2012	HUS	27	0	27
Sell		1,905	06/2012	HUS	1	0	1
Buy		94,064	06/2012	JPM	29	(46)	(17)
Buy		9,563	06/2012	MSC	3	0	3
Buy		66,600	06/2012	RYL	67	0	67
Buy		53,029	02/2013	CBK	0	(98)	(98)
Buy	EUR	19,401	01/2012	BRC	0	(1,465)	(1,465)
Sell		41,403	01/2012	BRC	2,917	(1)	2,916
Buy		32,733	01/2012	CBK	0	(390)	(390)
Sell		7,474	01/2012	CBK	78	0	78
Sell		50,459	01/2012	DUB	3,707	0	3,707
Sell		74,384	01/2012	FBL	3,100	0	3,100
Sell		11,289	01/2012	GST	399	0	399
Buy		10,168	01/2012	JPM	0	(320)	(320)
Sell		19,732	01/2012	JPM	1,019	0	1,019
Buy		8,542	01/2012	MSC	0	(123)	(123)
Sell		2,200	01/2012	MSC	32	0	32
Buy		2,664	01/2012	RBC	0	(162)	(162)
Sell		9,254	01/2012	RBC	295	0	295
Buy		40,464	01/2012	UAG	0	(384)	(384)
Sell		24,903	01/2012	UAG	1,054	0	1,054
Sell		32,733	02/2012	CBK	394	0	394
Sell		4,853	02/2012	JPM	50	0	50
Sell		36,798	02/2012	UAG	364	0	364
Sell	GBP	10,558	01/2012	BRC	160	0	160
Buy		16,625	01/2012	CBK	0	(83)	(83)
Sell		2,988	01/2012	DUB	0	(1)	(1)

Sell		42,293	01/2012	GST	493	0	493
Buy		2,169	01/2012	JPM	0	(23)	(23)
Buy		37,046	01/2012	RBC	0	(482)	(482)
Sell		1	01/2012	RBC	0	0	0
Sell		7,678	02/2012	BRC	0	(110)	(110)
Sell		666	02/2012	CBK	0	(2)	(2)
Sell		37,046	02/2012	RBC	481	0	481
Buy	IDR	1,814,250	01/2012	BOA	0	(3)	(3)
Buy		929,000	01/2012	DUB	0	(6)	(6)
Buy		951,000	01/2012	HUS	0	(6)	(6)
Buy		450,000	01/2012	UAG	0	(2)	(2)
Sell		30,320,538	07/2012	BPS	33	0	33
Buy		26,176,288	07/2012	HUS	0	(123)	(123)
Buy	JPY	1,200,000	01/2012	CBK	150	0	150
Sell		1,200,000	03/2012	CBK	0	(150)	(150)
Sell		10,450,000	03/2012	FBL	0	(1,499)	(1,499)
Sell	KRW	29,660,608	02/2012	CBK	631	0	631
Sell		3,446,000	02/2012	GST	85	0	85
Sell		8,729,000	02/2012	JPM	172	0	172
Sell		3,496,000	02/2012	MSC	64	0	64
Buy		45,331,608	02/2012	UAG	0	(3,546)	(3,546)
Buy	MXN	221	03/2012	BRC	0	0	0
Buy		3,838	03/2012	HUS	1	(5)	(4)
Sell		85,786	03/2012	HUS	211	0	211
Sell	MYR	4,220	04/2012	CBK	40	0	40
Buy		4,220	04/2012	UAG	0	(65)	(65)
Sell	PHP	83,884	03/2012	BRC	39	0	39
Buy		149,112	03/2012	CBK	0	(8)	(8)
Sell		21,000	03/2012	CBK	0	(6)	(6)
Sell		44,228	03/2012	JPM	0	(9)	(9)
Buy	TWD	10,445	01/2012	BRC	0	(19)	(19)
Sell		10,445	01/2012	BRC	0	(4)	(4)
Sell	ZAR	67,356	01/2012	GST	158	0	158
Buy		67,356	01/2012	JPM	0	(43)	(43)

					$16,817	$(11,045)	$5,772

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$13,675	$0	$13,675
Corporate Bonds & Notes
Banking & Finance	0	623,284	1,499	624,783
Industrials	0	201,347	0	201,347
Utilities	0	47,448	0	47,448
Municipal Bonds & Notes
California	0	35,339	0	35,339
Florida	0	2,322	0	2,322
Illinois	0	17,016	0	17,016
Louisiana	0	835	0	835
Nebraska	0	115	0	115
Nevada	0	560	0	560
New Jersey	0	7,929	0	7,929
New York	0	15,132	0	15,132
Ohio	0	6,508	0	6,508
Texas	0	3,132	0	3,132
Washington	0	2,935	0	2,935
U.S. Government Agencies	0	1,906,848	0	1,906,848
U.S. Treasury Obligations	0	753,557	0	753,557
Mortgage-Backed Securities	0	146,950	0	146,950
Asset-Backed Securities	0	87,844	8,659	96,503
Sovereign Issues	0	171,768	0	171,768
Convertible Preferred Securities
Banking & Finance	3,060	0	0	3,060
Preferred Securities
Banking & Finance	967	1,171	0	2,138
Short-Term Instruments
Certificates of Deposit	0	24,566	0	24,566
Commercial Paper	0	17,096	0	17,096
Repurchase Agreements	0	5,000	0	5,000
Japan Treasury Bills	0	151,409	0	151,409
U.S. Treasury Bills	0	3,695	0	3,695
PIMCO Short-Term Floating NAV Portfolio	447,314	0	0	447,314
Purchased Options
Interest Rate Contracts	0	191	0	191
	$451,341	$4,247,672	$10,158	$4,709,171
Short Sales, at value	$0	$(19,285)	$0	$(19,285)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	834	0	834
Equity Contracts	26,544	0	0	26,554
Foreign Exchange Contracts	0	16,817	0	16,817

Interest Rate Contracts	7,826	18,280	0	26,106
	$34,370	$35,931	$0	$70,301
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(12,970)	0	(12,970)
Equity Contracts	(34,668)	0	0	(34,668)
Foreign Exchange Contracts	0	(11,045)	0	(11,045)
Interest Rate Contracts	0	(7,725)	(23)	(7,748)
	$(34,668)	$(31,740)	$(23)	$(66,431)

Totals	$451,043	$4,232,578	$10,135	$4,693,756

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3		Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,452	$0	$(449)	$(3)	$3	$(32)	$0		$(472)	$1,499	$(9)
Industrials	1,613	0	(1,670)	11	1	45	0		0	0	0
Asset-Backed Securities	40,978	773	(3,001)	168	48	(963)	0		(29,344)	8,659	(273)
Sovereign Issues	4,948	0	(4,958)	0	0	10	0		0	0	0

	49,991	773	(10,078)	176	52	(940)	0		(29,816)	10,158	(282)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,092)	$0	$0	$0	$659	$410	$0		$0	$(23)	$11

Totals	$48,899	$773	$(10,078)	$176	$711	$(530)	$0	$	(29,816)	$10,135	$(271)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Westpac Banking Corp.
0.734% due 12/14/2012		$8,000	$8,010

Total Australia (Cost $8,000)			8,010

BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$200	202
6.500% due 06/10/2014		3,100	3,390

Total Bermuda (Cost $3,588)			3,592

BRAZIL 8.1%
CORPORATE BONDS & NOTES 0.5%
Banco do Brasil S.A.
3.359% due 07/02/2014		$6,900	6,895
4.500% due 01/22/2015		860	894
Banco Santander Brasil S.A.
2.659% due 03/18/2014		30,100	28,694
Banco Votorantim Ltd.
3.574% due 03/28/2014		11,800	11,681
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)	BRL	5,750	4,295

			52,459

SOVEREIGN ISSUES 7.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		208,466	111,703
10.000% due 01/01/2014		78,840	41,862
10.000% due 01/01/2017		977,382	503,609
10.000% due 01/01/2021		251,136	125,434

			782,608

Total Brazil (Cost $842,436)			835,067

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Montreal
2.850% due 06/09/2015		$14,000	14,526

Total Canada (Cost $14,580)			14,526

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.285% due 09/20/2016		$8,000	8,044

Total Cayman Islands (Cost $7,844)			8,044

CHILE 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.659% due 04/20/2012		$17,000	17,006
Codelco, Inc.
4.750% due 10/15/2014		1,000	1,078

			18,084

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,560,582	3,515
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		668,821	1,316
3.000% due 07/01/2018		1,248,466	2,472

3.000% due 10/01/2018		33,441	66

			7,369

Total Chile (Cost $23,966)			25,453

COLOMBIA 3.4%
CORPORATE BONDS & NOTES 0.2%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	29,422,000	15,964

SOVEREIGN ISSUES 3.2%
Bogota Distrito Capital
9.750% due 07/26/2028		33,200,000	23,567
Colombia Government International Bond
2.252% due 11/16/2015		$21,580	21,688
4.109% due 03/18/2013		600	613
7.750% due 04/14/2021	COP	51,943,000	32,168
8.250% due 12/22/2014		$2,040	2,422
9.850% due 06/28/2027	COP	127,314,000	92,952
10.000% due 01/23/2012		$9,100	9,129
12.000% due 10/22/2015	COP	222,943,000	148,084

			330,623

Total Colombia (Cost $314,296)			346,587

CURACAO 0.6%
CORPORATE BONDS & NOTES 0.6%
Teva Pharmaceutical Finance Co. BV
1.344% due 11/08/2013		$62,200	62,486

Total Curacao (Cost $62,200)			62,486

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export III Ltd.
4.046% due 04/08/2013		$2,143	2,133
Petroleum Export V Ltd.
3.563% due 12/07/2012		5,619	5,595

			7,728

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,549

Total Egypt (Cost $9,657)			9,277

FRANCE 0.3%
CORPORATE BONDS & NOTES 0.3%
Dexia Credit Local S.A.
0.644% due 01/12/2012		$28,900	28,896

Total France (Cost $28,900)			28,896

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		$103,850	110,860
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	551	673

Total Germany (Cost $112,206)			111,533

GUATEMALA 0.0%
SOVEREIGN ISSUES 0.0%
Guatemala Government Bond
9.250% due 08/01/2013		$840	924

Total Guatemala (Cost $916)			924

HUNGARY 0.5%
SOVEREIGN ISSUES 0.5%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	2,796
5.500% due 02/12/2016		6,319,600	22,704
6.000% due 10/24/2012		537,300	2,170
6.500% due 06/24/2019		620,000	2,105
6.750% due 11/24/2017		478,000	1,710
7.500% due 11/12/2020		4,270,000	15,195

Total Hungary (Cost $65,341)			46,680

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
2.256% due 02/24/2014		$7,800	7,411
5.750% due 01/12/2012		11,200	11,207
6.625% due 10/03/2012		3,500	3,585
State Bank of India
4.500% due 07/27/2015		1,000	990

Total India (Cost $23,638)			23,193

INDONESIA 8.1%
SOVEREIGN ISSUES 8.1%
Indonesia Government International Bond
6.750% due 03/10/2014		$2,440	2,644
7.375% due 09/15/2016	IDR	74,741,000	8,987
8.250% due 07/15/2021		355,000,000	45,113
8.250% due 06/15/2032		212,850,000	26,394
8.375% due 09/15/2026		645,785,000	82,556
9.500% due 07/15/2023		112,807,000	15,496
9.500% due 07/15/2031		862,533,000	119,752
9.500% due 05/15/2041		333,047,000	46,204
10.000% due 07/15/2017		79,000,000	10,522
10.000% due 09/15/2024		268,000,000	38,332
10.000% due 02/15/2028		503,351,000	71,610
10.500% due 08/15/2030		958,989,000	142,840
10.500% due 07/15/2038		295,238,000	44,602
11.000% due 12/15/2012		127,850,000	14,962
11.000% due 10/15/2014		85,000,000	10,780
11.000% due 11/15/2020		618,548,000	91,192
11.000% due 09/15/2025		170,000,000	26,107
11.250% due 05/15/2014		850,000	106
11.500% due 09/15/2019		46,330,000	6,848
12.800% due 06/15/2021		166,974,000	27,168

Total Indonesia (Cost $678,902)			832,215

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	2,350	3,077
5.670% due 03/05/2014		$6,570	6,849
6.103% due 06/27/2012		53,600	54,813
7.700% due 08/07/2013		5,700	6,145
DanFin Funding Ltd.
1.103% due 07/16/2013		5,000	5,000

Total Ireland (Cost $75,628)			75,884

ITALY 0.1%
CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.906% due 02/24/2014		$10,000	8,810

Total Italy (Cost $10,000)			8,810

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 1.3%
KazMunayGas National Co.
8.375% due 07/02/2013		$102,995	108,402
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		29,659	30,512

Total Kazakhstan (Cost $140,260)			138,914

LUXEMBOURG 2.4%
CORPORATE BONDS & NOTES 2.4%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	9,649
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	500,000	6,462
4.560% due 12/09/2012	EUR	2,600	3,430
7.343% due 04/11/2013		$1,700	1,772
7.510% due 07/31/2013		7,500	7,969
8.125% due 07/31/2014		9,050	9,797
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,045	1,112
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		9,950	10,361
7.175% due 05/16/2013		44,870	46,833
8.700% due 03/17/2016	RUB	2,355,300	71,089
9.000% due 06/11/2014		$5,810	6,304
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		2,100	2,131
6.468% due 07/02/2013		19,460	20,482
6.480% due 05/15/2013		15,750	16,596
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		14,674	15,683
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		22,535	23,098

Total Luxembourg (Cost $267,263)			252,768

MALAYSIA 2.6%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
7.000% due 05/22/2012		$7,535	7,716
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,048

			8,764

SOVEREIGN ISSUES 2.5%
Malaysia Government International Bond
3.434% due 08/15/2014	MYR	500	159
3.741% due 02/27/2015		112,500	36,169
3.835% due 08/12/2015		247,180	79,792
4.012% due 09/15/2017		12,500	4,066
4.160% due 07/15/2021		7,500	2,459
4.262% due 09/15/2016		280,900	92,260
4.378% due 11/29/2019		72,400	24,103
5.094% due 04/30/2014		45,000	14,863

			253,871

Total Malaysia (Cost $272,655)			262,635

MEXICO 10.8%
BANK LOAN OBLIGATIONS 0.1%
Sofomex S.A. de C.V.
3.794% due 04/27/2012		$13,200	13,140

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V.		742,577	321

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
BBVA Bancomer S.A.
6.500% due 03/10/2021		$550	533
7.250% due 04/22/2020		350	352
Pemex Project Funding Master Trust
1.127% due 12/03/2012		10,000	9,955
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	25,000	1,935

			12,775

SOVEREIGN ISSUES 10.6%
Mexico Government International Bond
6.000% due 06/18/2015		440,350	32,393
6.250% due 06/16/2016		1,583,000	117,038
6.500% due 06/10/2021		282,000	20,280
7.000% due 06/19/2014		471,300	35,480
7.750% due 12/14/2017		757,500	59,619
8.000% due 12/17/2015		53,100	4,156
8.000% due 06/11/2020		1,232,670	98,361
8.500% due 12/13/2018		2,291,267	188,473
9.000% due 12/20/2012		1,012,018	75,547
9.500% due 12/18/2014		2,924,102	234,730
10.000% due 12/05/2024		2,432,657	224,673

			1,090,750

Total Mexico (Cost $1,211,155)			1,116,986

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$2,500	2,817
NXP BV
4.322% due 10/15/2013	EUR	7,761	9,944
Volkswagen International Finance NV
1.191% due 04/01/2014		$33,000	32,358
Waha Aerospace BV
3.925% due 07/28/2020		18,738	19,281

Total Netherlands (Cost $65,747)			64,400

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$5,510	6,378
9.375% due 07/23/2012		1,300	1,357

Total Panama (Cost $7,551)			7,735

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	13,475
6.900% due 08/12/2037		34,550	13,359
7.840% due 08/12/2020		99,150	42,017
9.125% due 02/21/2012		$8,000	8,076
9.910% due 05/05/2015	PEN	86,234	37,352

Total Peru (Cost $106,178)			114,279

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,006,000	23,342

Total Philippines (Cost $22,727)			23,342

POLAND 9.8%
SOVEREIGN ISSUES 9.8%
Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	3,960
0.000% due 10/25/2012		419,200	117,207
0.000% due 01/25/2013		86,400	23,889
4.750% due 04/25/2012		64,400	18,684
4.750% due 10/25/2016		170,000	48,568
4.770% due 01/25/2015		43,920	12,702
5.000% due 10/24/2013		30,000	8,736
5.000% due 04/25/2016		254,200	73,440
5.250% due 04/25/2013		50,000	14,600
5.250% due 10/25/2017		368,240	105,635
5.250% due 10/25/2020		148,200	41,246
5.500% due 04/25/2015		1,143,670	336,397
5.500% due 10/25/2019		353,900	101,522

5.750% due 04/25/2014		270,680	79,942
5.750% due 09/23/2022		33,300	9,563
6.250% due 07/03/2012		$1,000	1,029
6.250% due 10/24/2015	PLN	56,790	17,097

Total Poland (Cost $1,154,135)			1,014,217

QATAR 0.6%
CORPORATE BONDS & NOTES 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$49,880	50,715
5.500% due 09/30/2014		8,600	9,245
5.832% due 09/30/2016		2,851	3,058

			63,018

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
5.150% due 04/09/2014		3,200	3,436

Total Qatar (Cost $66,066)			66,454

RUSSIA 0.7%
CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$11,901	12,213
VimpelCom Holdings BV
4.576% due 06/29/2014		41,500	40,782

			52,995

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
3.625% due 04/29/2015		8,000	8,060
7.850% due 03/10/2018	RUB	310,000	9,819

			17,879

Total Russia (Cost $73,229)			70,874

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$5,800	6,090

Total Singapore (Cost $6,134)			6,090

SOUTH AFRICA 14.9%
SOVEREIGN ISSUES 14.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	589
6.250% due 03/31/2036	ZAR	190,200	17,435
6.750% due 03/31/2021		2,151,300	246,141
7.250% due 01/15/2020		1,943,100	231,782
7.375% due 04/25/2012		$5,000	5,094
7.500% due 01/15/2014	ZAR	131,900	16,795
8.000% due 12/21/2018		2,049,460	258,843
8.250% due 09/15/2017		5,298,200	683,281
8.750% due 12/21/2014		76,900	10,163
13.500% due 09/15/2015		451,800	68,203

Total South Africa (Cost $1,667,935)			1,538,326

SOUTH KOREA 1.2%
CORPORATE BONDS & NOTES 0.3%
Korea Exchange Bank
0.739% due 07/20/2012		$11,000	10,937
Shinhan Bank
1.761% due 11/16/2012		16,000	15,928

			26,865

SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
1.592% due 03/13/2012		50,400	50,373
1.704% due 02/14/2013	EUR	5,100	6,486
5.500% due 10/17/2012		$8,900	9,129

5.875% due 01/14/2015		2,000	2,155
Korea Development Bank
0.768% due 11/22/2012		3,200	3,166
1.596% due 04/03/2014	EUR	4,500	5,839
5.300% due 01/17/2013		$9,200	9,508
5.750% due 05/13/2012		1,000	1,012
8.000% due 01/23/2014		4,800	5,285

			92,953

Total South Korea (Cost $119,304)			119,818

THAILAND 3.3%
SOVEREIGN ISSUES 3.3%
Thailand Government Bond
2.800% due 10/10/2017	THB	267,000	8,275
3.125% due 12/11/2015		1,534,940	48,618
3.625% due 05/22/2015		5,104,200	164,376
3.650% due 12/17/2021		203,000	6,644
3.875% due 06/13/2019		2,180,201	72,295
4.250% due 03/13/2013		120,300	3,863
5.125% due 03/13/2018		508,330	17,797
5.400% due 07/27/2016		123,000	4,266
5.625% due 01/12/2019		154,000	5,592
6.150% due 07/07/2026		118,000	4,800

Total Thailand (Cost $328,401)			336,526

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,000	1,320
7.375% due 04/25/2012		$50,120	51,123

Total Tunisia (Cost $52,389)			52,443

TURKEY 2.5%
SOVEREIGN ISSUES 2.5%
Turkey Government International Bond
0.000% due 01/25/2012	TRY	231,140	121,340
0.000% due 04/25/2012		34,080	17,421
0.000% due 08/08/2012		43,000	21,333
0.000% due 11/07/2012		56,300	27,099
0.000% due 02/20/2013		27,000	12,658
4.000% due 04/29/2015 (b)		6,936	3,739
10.000% due 02/15/2012 (b)		978	527
10.500% due 01/15/2020		49,630	27,072
11.000% due 08/06/2014		7,300	3,899
11.500% due 01/23/2012		$3,000	3,019
12.000% due 08/14/2013 (b)	TRY	5,780	3,525
14.000% due 09/26/2012		8,600	4,646
16.000% due 03/07/2012		19,600	10,458
16.000% due 08/28/2013		3,600	2,053

Total Turkey (Cost $314,721)			258,789

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		$20,600	21,136

Total United Arab Emirates (Cost $21,028)			21,136

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Barclays Bank PLC
0.740% due 09/11/2017		$750	658
HBOS PLC
0.728% due 09/06/2017		2,500	1,770
ICICI Bank UK PLC
1.132% due 02/27/2012		4,000	3,987
Vodafone Group PLC
0.792% due 02/27/2012		200	200

Total United Kingdom (Cost $7,079)			6,615

UNITED STATES 2.1%
ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036		$181	176
1.194% due 07/25/2037		340	327
Countrywide Asset-Backed Certificates
0.394% due 05/25/2047		163	157
0.394% due 09/25/2047		365	359
Credit-Based Asset Servicing & Securitization LLC
0.414% due 07/25/2037		41	29
MASTR Asset-Backed Securities Trust
0.374% due 05/25/2037		369	331
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		370	152
Soundview Home Equity Loan Trust
1.094% due 10/25/2037		9	9

			1,540

CORPORATE BONDS & NOTES 1.2%
Ally Financial, Inc.
3.649% due 02/11/2014		13,600	12,922
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,446
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,064
Bank of America N.A.
0.826% due 06/15/2016		12,000	9,702
CIT Group, Inc.
5.250% due 04/01/2014		18,000	18,022
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		1,100	1,198
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		1,000	896
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		600	588
PACCAR, Inc.
1.718% due 09/14/2012		4,000	4,034
Pemex Project Funding Master Trust
1.127% due 12/03/2012		14,500	14,435
5.500% due 02/24/2025	EUR	5,000	6,038
SLM Corp.
5.375% due 05/15/2014		$600	601
SSIF Nevada LP
1.101% due 04/14/2014		10,000	9,848
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	633
Verizon Communications, Inc.
1.184% due 03/28/2014		33,000	32,979
Wachovia Bank N.A.
0.812% due 11/03/2014		1,800	1,698
0.876% due 03/15/2016		400	358
Wachovia Corp.
0.546% due 04/23/2012		2,000	2,002
0.773% due 10/15/2016		2,400	2,138

			126,602

MORTGAGE-BACKED SECURITIES 0.0%
Banc of America Funding Corp.
5.622% due 03/20/2036		363	278
BCAP LLC Trust
0.464% due 01/25/2037 ^		970	449
Bear Stearns Adjustable Rate Mortgage Trust
2.905% due 01/25/2035		47	36
5.653% due 02/25/2036		403	224
Bear Stearns Alt-A Trust
2.772% due 09/25/2035		74	47
3.846% due 08/25/2036 ^		618	125
Citigroup Mortgage Loan Trust, Inc.
2.527% due 07/25/2046 ^		261	155
2.726% due 03/25/2034		68	58
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		347	236
Countrywide Home Loan Mortgage Pass-Through Trust
5.593% due 09/25/2047		170	102
GSR Mortgage Loan Trust
5.195% due 11/25/2035		309	228
Harborview Mortgage Loan Trust
5.249% due 08/19/2036 ^		133	87

Homebanc Mortgage Trust
5.662% due 04/25/2037		369	294
Luminent Mortgage Trust
0.474% due 12/25/2036		161	77
MASTR Alternative Loans Trust
0.694% due 03/25/2036		136	30
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036		88	66
Residential Accredit Loans, Inc.
5.714% due 02/25/2036 ^		294	124
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^		360	151
Sequoia Mortgage Trust
2.418% due 01/20/2047		149	99
Structured Adjustable Rate Mortgage Loan Trust
5.489% due 03/25/2036		312	197
WaMu Mortgage Pass-Through Certificates
2.394% due 12/25/2036		161	104
4.294% due 01/25/2037		269	184
5.002% due 04/25/2037		177	114
5.836% due 09/25/2036		269	182
Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037		405	309

			3,956

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2041		50,000	53,715

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
4.375% due 05/15/2041 (d)(e)(f)		34,000	44,205

Total United States (Cost $233,967)			230,018

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
TNK-BP Finance S.A.
6.125% due 03/20/2012		$22,650	22,962
7.500% due 03/13/2013		9,300	9,718

Total Virgin Islands (British) (Cost $32,604)			32,680

SHORT-TERM INSTRUMENTS 19.0%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bradesco S.A.
1.950% due 01/24/2013		$35,100	35,378
Itau Unibanco Holding S.A.
0.000% due 01/17/2012		53,800	53,768

			89,146

REPURCHASE AGREEMENTS 1.3%
Banc of America Securities LLC
0.060% due 01/03/2012		135,000	135,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $139,843. Repurchase proceeds are $135,001.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		2,427	2,427
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $2,480. Repurchase proceeds are $2,427.)

			137,427

SHORT-TERM NOTES 1.3%
Bank Negara Malaysia Monetary Notes
2.740% due 01/19/2012	MYR	88,400	27,853
2.916% due 01/10/2012		109,600	34,555
2.918% due 01/17/2012		58,900	18,560
2.924% due 01/17/2012		37,758	11,898
2.926% due 02/21/2012		48,500	15,240
2.931% due 02/16/2012		22,762	7,155
2.937% due 03/15/2012		11,120	3,487
2.944% due 01/10/2012		39,700	12,517
Hipotecaria Su casita S.A. de C.V.
5.790% due 03/26/2012	MXN	77,488	1,943

			133,208

JAPAN TREASURY BILLS 1.3%
0.100% due 02/13/2012 - 02/20/2012 (a)	JPY	9,990,000	129,775

U.S. TREASURY BILLS 0.3%
0.042% due 02/09/2012 - 06/28/2012 (a)(d)(f)	$35,750	35,744

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.9%
	143,286,000	1,434,866

Total Short-Term Instruments (Cost $1,967,980)		1,960,166

PURCHASED OPTIONS (h) 0.0%
(Cost $773)		47
Total Investments 98.2% (Cost $10,421,379)		$10,136,435
Other Assets and Liabilities (Net) 1.8%		190,714

Net Assets 100.0%		$10,327,149

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $59,386 have been pledged as collateral as of December 31, 2011 for OTC swaps and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $2,174 and cash of $44 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2012	460	$1,706
90-Day Eurodollar March Futures	Long	03/2012	600	(105)
Call Options Strike @ EUR 98.750 on 90-Day Euribor January Futures	Short	01/2012	460	(177)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	1,004	(804)

				$620

(f)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $7,865 and cash of $12 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	$127,350	$(4,346)	$(1,709)
Receive	3-Month USD-LIBOR	1.800%	10/13/2016	121,600	(3,967)	(1,689)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	96,900	4,966	848
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	15,000	(5,374)	(245)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	20,000	(6,117)	(3,201)

					$(14,838)	$(5,996)

(g)	OTC swap agreements outstanding on December 31, 2011:

Asset Swaps

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	4,066	$488	$(455)	$943
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BRC	67,470	3,972	(2,347)	6,319
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CBK	30,052	3,561	915	2,646

						$8,021	$(1,887)	$9,908

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	5.033%	$5,700	$229	$113	$116
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	5.033%	400	16	15	1
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	5.033%	2,800	112	131	(19)

							$357	$259	$98

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.994%	$50,000	$25	$321	$(296)
China Government International Bond	BRC	1.000%	09/20/2012	0.657%	3,400	10	21	(11)
China Government International Bond	JPM	1.000%	09/20/2012	0.657%	3,100	9	20	(11)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.515%	3,100	12	12	0
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.303%	15,000	(707)	(453)	(254)
Egypt Government International Bond	JPM	1.000%	03/20/2016	6.202%	4,900	(909)	(615)	(294)
Emirate of Abu Dhabi Government International Bond	BPS	1.000%	03/20/2016	1.122%	25,000	(115)	(153)	38

Emirate of Abu Dhabi Government International Bond	HUS	1.000%	06/20/2016	1.168%	21,000	(144)	(102)	(42)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%	6,300	(43)	3	(46)
Export-Import Bank of China	BOA	1.000%	09/20/2016	2.174%	2,500	(127)	(71)	(56)
Export-Import Bank of China	MYC	1.000%	09/20/2016	2.174%	1,000	(51)	(27)	(24)
Kazakhstan Government International Bond	FBF	1.000%	03/20/2013	1.786%	15,000	(138)	76	(214)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	1.786%	15,000	(138)	76	(214)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2013	1.786%	15,000	(137)	67	(204)
Kazakhstan Government International Bond	RYL	1.000%	03/20/2013	1.786%	15,000	(137)	55	(192)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	4.898%	100	(3)	(3)	0
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.450%	3,100	14	12	2
Panama Government International Bond	BRC	1.000%	03/20/2012	0.547%	10,000	14	63	(49)
Panama Government International Bond	DUB	1.000%	03/20/2012	0.547%	50,000	70	317	(247)
Panama Government International Bond	FBF	1.000%	03/20/2012	0.547%	30,000	43	197	(154)
Panama Government International Bond	JPM	1.000%	09/20/2012	0.548%	3,100	12	10	2
Panama Government International Bond	MYC	1.000%	03/20/2012	0.547%	15,000	21	103	(82)
Pemex Project Funding Master Trust	FBF	1.000%	06/20/2013	0.841%	20,000	55	123	(68)
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	0.669%	3,100	8	17	(9)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	0.669%	3,400	10	21	(11)
Peru Government International Bond	CBK	1.000%	03/20/2012	0.629%	25,000	31	164	(133)
Peru Government International Bond	DUB	1.000%	03/20/2012	0.629%	50,000	61	317	(256)
Peru Government International Bond	FBF	1.000%	03/20/2012	0.629%	30,000	36	187	(151)
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.135%	25,000	(128)	(153)	25
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.176%	500	(4)	(4)	0
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.176%	13,000	(93)	(4)	(89)
Russia Government International Bond	CBK	1.000%	03/20/2012	1.343%	35,000	(13)	215	(228)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	JPM	1.000%	03/20/2012	2.041%	10,000	(19)	(5)	(14)

						$(2,475)	$807	$(3,282)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC	BRL	777,900	$564	$(278)	$842
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		1,068,400	16,353	2,402	13,951
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		500,500	8,085	3,508	4,577
Pay	1-Year BRL-CDI	12.070%	01/02/2013	DUB		128,600	1,400	0	1,400
Pay	1-Year BRL-CDI	12.460%	01/02/2013	HUS		1,195,400	15,019	(334)	15,353
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,386,000	17,766	1,050	16,716
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UAG		610,600	8,172	559	7,613
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		433,400	(538)	(488)	(50)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		13,800	0	50	(50)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		142,600	70	54	16
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		618,000	615	2,150	(1,535)
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		187,500	634	(100)	734
Pay	1-Year BRL-CDI	11.860%	01/02/2014	BOA		25,800	386	42	344
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,000	46	5	41
Pay	1-Year BRL-CDI	12.390%	01/02/2014	UAG		712,000	12,436	(477)	12,913
Pay	1-Year BRL-CDI	12.440%	01/02/2014	BOA		500,000	9,011	88	8,923
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		121,500	2,260	28	2,232
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		7,600	142	(2)	144
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		127,000	2,437	101	2,336
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BRC	MYR	12,850	15	0	15
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BRC		11,780	(2)	0	(2)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BRC		15,300	95	0	95
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	219	0	219
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	38	0	38
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	390	0	390
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BRC		83,000	505	0	505
Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	JPM		462,100	670	97	573
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	1,532	0	1,532
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	975	(6)	981
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	753	(6)	759
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	259	0	259
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CBK	PLN	481,420	257	(67)	324
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HUS		$70,600	3,579	364	3,215

Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	MYC	ZAR	372,600	587	(13)	600
Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	CBK		47,100	(56)	(13)	(43)
Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	HUS		855,700	1,268	559	709
Pay	3-Month ZAR-JIBAR	7.540%	09/17/2020	BRC		99,000	76	(6)	82
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(892)	0	(892)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BRC		4,689,200	(893)	97	(990)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUS		8,385,000	(1,596)	(95)	(1,501)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	(58)	(8)	(50)
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MYC		2,950,000	(1,256)	0	(1,256)
Pay	6-Month PLN-WIBOR	4.870%	08/10/2013	MYC	PLN	225,000	109	(2)	111
Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	CBK		124,600	(207)	(15)	(192)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BRC	THB	106,060	(12)	0	(12)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BRC		136,500	33	0	33
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BRC		105,400	29	0	29
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BRC		65,700	9	0	9
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	483	(26)	509
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CBK		1,088,000	382	62	320
Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	JPM		5,055,400	2,204	328	1,876
Pay	6-Month THB-THBFIX Reuters	3.390%	06/22/2020	BRC		285,000	(97)	0	(97)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(809)	0	(809)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(246)	(4)	(242)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MYC	MXN	3,800,000	3,853	(96)	3,949
Pay	28-Day MXN TIIE	5.250%	12/12/2013	GLM		1,200,000	(37)	43	(80)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		996,000	8,693	0	8,693
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BRC		354,000	278	0	278
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MYC		347,000	272	13	259
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HUS		600,000	587	(7)	594
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MYC		995,000	974	340	634
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		167,500	484	291	193
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		1,543,800	(876)	266	(1,142)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	BOA		500,000	201	(4)	205
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	26	(1)	27
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CBK		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BRC		1,400	8	(1)	9
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	4	0	4
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BOA		210,000	357	567	(210)
Pay	28-Day MXN TIIE	7.850%	05/28/2021	MYC		340,000	1,997	18	1,979
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		948,550	(354)	630	(984)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	BRC		330,000	1,329	568	761
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		194,800	785	316	469
Pay	28-Day MXN TIIE	6.750%	08/31/2021	HUS		52,700	4	(3)	7
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BRC		30,000	207	0	207

							$121,993	$12,544	$109,449

(h)	Purchased options outstanding on December 31, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	CBK	$1.200	01/05/2012	EUR	118,900	$412	$25
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		47,350	187	10
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		55,750	174	12

						$773	$47

(i)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	01/01/2042	$50,000	$53,391	$(53,734)

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,891	01/2012	BRC	$0	$(296)	$(296)
Sell		14,891	01/2012	BRC	0	(45)	(45)
Buy		13,699	01/2012	CBK	1	(347)	(346)
Sell		13,699	01/2012	CBK	9	(40)	(31)
Buy		224,959	01/2012	HUS	1,846	(1,881)	(35)
Sell		224,959	01/2012	HUS	1,144	(604)	540
Buy		29,833	01/2012	MSC	27	(415)	(388)
Sell		29,833	01/2012	MSC	236	(63)	173
Buy		340,654	01/2012	UAG	854	(1,408)	(554)
Sell		340,654	01/2012	UAG	6,849	(189)	6,660
Buy		12,229	02/2012	HUS	0	(386)	(386)
Buy		13,125	02/2012	MSC	0	(11)	(11)
Buy		6,563	02/2012	UAG	0	(6)	(6)
Buy		7,772	03/2012	HUS	13	0	13
Buy		268,733	03/2012	UAG	0	(5,672)	(5,672)
Buy	CLP	2,256,794	03/2012	CBK	0	(399)	(399)
Buy		7,670,635	03/2012	DUB	0	(420)	(420)
Sell		4,141,192	03/2012	HUS	0	(10)	(10)

Buy		17,873,456	03/2012	MSC	0	(784)	(784)
Sell		6,245,400	03/2012	MSC	0	(23)	(23)
Buy		1,234,607	03/2012	UAG	0	(49)	(49)
Sell		12,175,300	03/2012	UAG	363	0	363
Buy	CNY	28,522	02/2012	BRC	23	0	23
Buy		32,400	02/2012	CBK	114	0	114
Sell		131,240	02/2012	CBK	0	(371)	(371)
Buy		277,126	02/2012	DUB	988	0	988
Buy		86,658	02/2012	GST	279	0	279
Buy		231,696	02/2012	HUS	344	0	344
Sell		15,771	02/2012	HUS	0	(14)	(14)
Buy		215,423	02/2012	JPM	505	0	505
Sell		16,335	02/2012	JPM	0	(8)	(8)
Sell		15,928	02/2012	MSC	0	(14)	(14)
Buy		66,210	02/2012	UAG	452	0	452
Sell		758,761	02/2012	UAG	0	(264)	(264)
Buy		27,336	06/2012	CBK	24	0	24
Sell		2,555	06/2012	CBK	0	(2)	(2)
Buy		24,973	06/2012	DUB	4	(19)	(15)
Sell		208,295	06/2012	DUB	0	(210)	(210)
Buy		15,205	06/2012	GST	11	0	11
Buy		123,902	06/2012	HUS	126	0	126
Sell		6,430	06/2012	HUS	0	(11)	(11)
Buy		89,341	06/2012	JPM	4	(148)	(144)
Buy		95,445	06/2012	RYL	0	0	0
Buy		54,000	06/2012	SOG	4	0	4
Buy		758,761	06/2012	UAG	255	0	255
Sell		163,863	06/2012	UAG	97	0	97
Sell		10,708	10/2012	BRC	0	0	0
Buy		96,015	10/2012	CBK	0	(37)	(37)
Sell		18,101	10/2012	JPM	1	0	1
Buy		46,837	02/2013	BRC	0	(143)	(143)
Buy		29,923	02/2013	CBK	0	(83)	(83)
Buy		234,081	02/2013	DUB	0	(356)	(356)
Buy		192,866	02/2013	JPM	0	(494)	(494)
Sell		117,091	02/2013	JPM	0	(238)	(238)
Sell		11,275	02/2013	MSC	0	(23)	(23)
Buy		97,095	08/2013	DUB	115	0	115
Buy		40,000	04/2014	RYL	0	(355)	(355)
Buy		31,920	09/2015	DUB	0	(319)	(319)
Buy		31,950	09/2015	JPM	0	(95)	(95)
Buy	COP	22,324,362	02/2012	BRC	0	(319)	(319)
Sell		2,229,850	02/2012	CBK	0	(5)	(5)
Buy		4,338,125	02/2012	DUB	0	(160)	(160)
Buy		91,616,147	02/2012	JPM	0	(3,130)	(3,130)
Sell		50,005,750	02/2012	JPM	118	(29)	89
Buy		5,400,500	02/2012	MSC	0	(202)	(202)
Buy		18,387,055	02/2012	UAG	0	(45)	(45)
Sell		46,211,850	02/2012	UAG	342	(187)	155
Sell	CZK	98,413	02/2012	BRC	17	0	17
Buy		20,756	02/2012	CBK	0	(19)	(19)
Sell		48,313	02/2012	CBK	54	0	54
Buy		125,969	02/2012	JPM	0	(587)	(587)
Sell	EUR	19,791	01/2012	BRC	1,584	0	1,584
Sell		272	01/2012	DUB	24	0	24
Sell		78,323	01/2012	FBL	3,264	0	3,264
Buy		78,323	01/2012	GST	0	(1,390)	(1,390)
Buy		8,755	01/2012	MSC	0	(126)	(126)
Buy		4,837	01/2012	RBC	0	(293)	(293)
Sell		176	01/2012	UAG	10	0	10
Sell		78,323	02/2012	GST	1,395	0	1,395
Buy	HKD	19,402	02/2012	HUS	5	0	5
Sell		19,402	02/2012	UAG	0	(7)	(7)
Buy	HUF	434,250	01/2012	BRC	0	(220)	(220)
Sell		3,730,619	01/2012	BRC	1,290	0	1,290
Sell		602,978	01/2012	CBK	212	0	212
Buy		1,213,582	01/2012	DUB	0	(525)	(525)
Sell		2,116,077	01/2012	DUB	642	0	642
Buy		2,571,189	01/2012	FBL	1	(60)	(59)
Buy		4,113,924	01/2012	GST	0	(834)	(834)
Buy		4,868,193	01/2012	HUS	0	(142)	(142)
Buy		1,278,360	01/2012	JPM	0	(59)	(59)
Sell		1,275,549	01/2012	JPM	382	0	382
Buy		3,679,760	01/2012	UAG	0	(438)	(438)
Buy	IDR	355,346,468	01/2012	BRC	1,003	(471)	532
Sell		454,169,796	01/2012	BRC	976	0	976
Buy		30,450,000	01/2012	CBK	0	(193)	(193)
Sell		377,878,106	01/2012	CBK	536	0	536
Buy		163,442,340	01/2012	DUB	0	(724)	(724)
Sell		152,255,000	01/2012	DUB	0	(74)	(74)
Buy		165,283,426	01/2012	HUS	0	(242)	(242)
Sell		92,000,000	01/2012	HUS	9	0	9
Buy		207,442,947	01/2012	JPM	0	(978)	(978)
Buy		53,160,000	01/2012	UAG	0	(227)	(227)
Sell		148,941,035	01/2012	UAG	467	0	467
Buy		175,900,000	07/2012	BRC	0	(1,359)	(1,359)

Buy		110,624,650	07/2012	CBK	0	(730)	(730)
Buy		438,859,060	07/2012	DUB	0	(3,384)	(3,384)
Buy		133,185,110	07/2012	HUS	0	(792)	(792)
Buy		294,850,000	07/2012	JPM	0	(753)	(753)
Buy		133,769,220	07/2012	MSC	0	(787)	(787)
Buy	ILS	47,532	01/2012	CBK	0	(900)	(900)
Sell		32,534	01/2012	CBK	144	0	144
Sell		28,390	01/2012	DUB	47	(8)	39
Buy		8,863	01/2012	GST	0	(175)	(175)
Sell		26,425	01/2012	GST	67	0	67
Buy		207,802	01/2012	HUS	0	(5,393)	(5,393)
Buy		3,698	01/2012	JPM	0	(30)	(30)
Sell		142,375	01/2012	JPM	38	(1)	37
Sell		38,171	01/2012	MSC	0	(15)	(15)
Buy		138,323	07/2012	JPM	0	(21)	(21)
Buy	INR	110,188	07/2012	DUB	0	(419)	(419)
Buy		4,732,857	07/2012	JPM	0	(6,698)	(6,698)
Sell	JPY	4,247,522	01/2012	DUB	134	0	134
Sell		3,208,000	02/2012	GST	0	(310)	(310)
Sell		1,519,000	02/2012	HUS	0	(137)	(137)
Sell		3,910,000	02/2012	JPM	0	(721)	(721)
Sell		1,353,000	02/2012	UAG	0	(128)	(128)
Sell	KRW	131,595	02/2012	BRC	2	0	2
Sell		572,400	02/2012	DUB	9	0	9
Sell		3,965,160	02/2012	JPM	57	0	57
Buy		109,341,334	02/2012	UAG	0	(2,064)	(2,064)
Buy	MXN	687,592	03/2012	BRC	20	(400)	(380)
Sell		514,937	03/2012	BRC	923	0	923
Buy		647,053	03/2012	CBK	0	(1,165)	(1,165)
Sell		293,714	03/2012	CBK	618	0	618
Sell		293,362	03/2012	DUB	215	0	215
Sell		124,913	03/2012	GST	55	0	55
Buy		603,089	03/2012	HUS	36	(648)	(612)
Sell		202,465	03/2012	HUS	157	0	157
Buy		543,121	03/2012	JPM	9	(394)	(385)
Sell		13,456	03/2012	JPM	34	0	34
Buy		96,737	03/2012	MSC	0	(3)	(3)
Sell		160,231	03/2012	MSC	140	0	140
Buy		931,545	03/2012	UAG	0	(859)	(859)
Sell		287,564	03/2012	UAG	160	0	160
Buy	MYR	165,016	02/2012	HUS	528	0	528
Buy		38,112	02/2012	JPM	0	(4)	(4)
Sell		79,713	02/2012	UAG	0	(91)	(91)
Sell		855	04/2012	BRC	2	0	2
Buy		758,166	04/2012	CBK	0	(16,519)	(16,519)
Sell		1,583	04/2012	DUB	3	0	3
Buy		31,685	04/2012	HUS	0	(59)	(59)
Buy		300,000	04/2012	JPM	0	(4,791)	(4,791)
Buy		100,618	04/2012	MSC	0	(832)	(832)
Buy		333,553	04/2012	UAG	0	(6,370)	(6,370)
Buy	PEN	27,520	02/2012	BRC	178	0	178
Buy		5,473	02/2012	CBK	24	0	24
Sell		23,719	02/2012	CBK	0	(358)	(358)
Buy		21,368	02/2012	DUB	91	(2)	89
Sell		22,771	02/2012	DUB	0	(222)	(222)
Buy		195,355	02/2012	JPM	1,737	0	1,737
Buy		13,510	02/2012	UAG	0	(3)	(3)
Buy	PHP	5,940	03/2012	BPS	0	(4)	(4)
Buy		510,340	03/2012	BRC	0	(360)	(360)
Sell		371,711	03/2012	BRC	2	(5)	(3)
Buy		4,772,470	03/2012	CBK	24	(906)	(882)
Sell		1,832,076	03/2012	CBK	671	0	671
Sell		98,730	03/2012	DUB	5	(2)	3
Sell		439,500	03/2012	GST	0	(13)	(13)
Buy		2,055,100	03/2012	JPM	0	(411)	(411)
Sell		679,206	03/2012	JPM	243	0	243
Sell		285,240	03/2012	MSC	0	(99)	(99)
Buy		1,095,000	03/2012	UAG	0	(25)	(25)
Sell	PLN	55,300	02/2012	BRC	0	(164)	(164)
Buy		24,715	02/2012	CBK	0	(365)	(365)
Sell		30,176	02/2012	CBK	703	0	703
Buy		242,001	02/2012	DUB	0	(5,176)	(5,176)
Sell		12,929	02/2012	DUB	368	0	368
Buy		109,105	02/2012	GST	0	(1,651)	(1,651)
Buy		76,182	02/2012	HUS	0	(1,174)	(1,174)
Buy		28,805	02/2012	JPM	0	(244)	(244)
Sell		434,473	02/2012	JPM	8,048	(119)	7,929
Buy		62,581	02/2012	MSC	0	(595)	(595)
Buy		394,343	02/2012	UAG	0	(8,703)	(8,703)
Buy	RON	388	02/2012	UAG	0	(10)	(10)
Buy	RUB	274,320	03/2012	BRC	0	(587)	(587)
Sell		586,053	03/2012	BRC	43	(107)	(64)
Buy		5,612,393	03/2012	CBK	0	(11,600)	(11,600)
Sell		549,929	03/2012	CBK	24	0	24
Buy		316,664	03/2012	DUB	0	(431)	(431)
Sell		408,659	03/2012	DUB	17	0	17

Sell		280,468	03/2012	FBL	0	(2)	(2)
Buy		7,142,716	03/2012	GST	0	(15,450)	(15,450)
Sell		484,556	03/2012	GST	0	(11)	(11)
Buy		5,635,589	03/2012	HUS	0	(5,146)	(5,146)
Sell		455,210	03/2012	HUS	39	0	39
Buy		4,995,267	03/2012	JPM	819	(1,859)	(1,040)
Sell		1,026,315	03/2012	JPM	75	(202)	(127)
Sell		273,924	03/2012	MSC	0	(1)	(1)
Sell		295,747	03/2012	UAG	0	(170)	(170)
Buy		58,080	07/2012	CBK	0	(244)	(244)
Buy		29,998	07/2012	HUS	0	(93)	(93)
Buy	SGD	80,207	02/2012	BRC	0	(633)	(633)
Sell		12	02/2012	CBK	0	0	0
Buy		6,469	02/2012	DUB	0	(13)	(13)
Sell		6,522	02/2012	DUB	0	(28)	(28)
Buy		35,900	02/2012	GST	49	0	49
Buy		47,800	02/2012	HUS	66	0	66
Sell		28,350	02/2012	HUS	0	(165)	(165)
Sell		0	02/2012	MSC	0	0	0
Sell		14,501	02/2012	UAG	134	0	134
Buy	THB	6,500,000	02/2012	BPS	0	(3,240)	(3,240)
Buy		6,799,576	02/2012	BRC	0	(2,368)	(2,368)
Sell		313,000	02/2012	BRC	108	0	108
Buy		124,140	02/2012	CBK	0	(77)	(77)
Buy		466,500	02/2012	DUB	0	(257)	(257)
Sell		318,993	02/2012	DUB	49	0	49
Sell		629,400	02/2012	HUS	108	0	108
Sell		500,498	02/2012	JPM	270	0	270
Buy		379,920	02/2012	MSC	7	0	7
Buy		408,496	02/2012	UAG	0	(81)	(81)
Buy	TRY	18,680	01/2012	BRC	22	(215)	(193)
Buy		15,572	01/2012	CBK	90	0	90
Buy		756,605	01/2012	DUB	0	(11,482)	(11,482)
Buy		31,633	01/2012	GST	9	(373)	(364)
Buy		204,036	01/2012	HUS	0	(1,122)	(1,122)
Buy		247,110	01/2012	JPM	0	(2,881)	(2,881)
Sell		200,000	01/2012	JPM	260	0	260
Buy		200,000	07/2012	JPM	0	(337)	(337)
Buy	TWD	103,050	01/2012	BRC	0	(195)	(195)
Buy		60,000	01/2012	GST	0	(110)	(110)
Buy		70,000	01/2012	HUS	0	(128)	(128)
Buy		70,000	01/2012	JPM	0	(126)	(126)
Buy	ZAR	208,721	01/2012	BRC	501	(125)	376
Sell		8,566	01/2012	BRC	0	(57)	(57)
Buy		78,853	01/2012	CBK	169	(36)	133
Sell		373,176	01/2012	CBK	0	(644)	(644)
Buy		86,722	01/2012	DUB	15	(69)	(54)
Sell		525,890	01/2012	DUB	283	(114)	169
Buy		40,923	01/2012	GST	51	0	51
Sell		2,059,206	01/2012	GST	3,941	(534)	3,407
Buy		219,424	01/2012	HUS	0	(916)	(916)
Sell		678,490	01/2012	HUS	1,599	0	1,599
Buy		75,681	01/2012	JPM	0	(125)	(125)
Sell		541,980	01/2012	JPM	795	(87)	708
Buy		118,803	01/2012	UAG	0	(336)	(336)
Sell		1,145,627	01/2012	UAG	1,473	0	1,473

					$53,527	$(168,286)	$(114,759)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,010	$0	$8,010
Bermuda
Corporate Bonds & Notes	0	3,592	0	3,592
Brazil
Corporate Bonds & Notes	0	29,588	22,871	52,459
Sovereign Issues	0	782,608	0	782,608
Canada
Corporate Bonds & Notes	0	14,526	0	14,526
Cayman Islands
Asset-Backed Securities	0	0	8,044	8,044
Chile
Corporate Bonds & Notes	0	18,084	0	18,084
Sovereign Issues	0	7,369	0	7,369
Colombia
Corporate Bonds & Notes	0	15,964	0	15,964
Sovereign Issues	0	330,623	0	330,623
Curacao
Corporate Bonds & Notes	0	62,486	0	62,486
Egypt
Bank Loan Obligations	0	7,728	0	7,728
Sovereign Issues	0	1,549	0	1,549
France
Corporate Bonds & Notes	0	28,896	0	28,896
Germany
Corporate Bonds & Notes	0	111,533	0	111,533
Guatemala
Sovereign Issues	0	924	0	924
Hungary
Sovereign Issues	0	46,680	0	46,680
India
Corporate Bonds & Notes	0	23,193	0	23,193
Indonesia
Sovereign Issues	0	832,215	0	832,215
Ireland
Corporate Bonds & Notes	0	75,884	0	75,884
Italy
Corporate Bonds & Notes	0	8,810	0	8,810
Kazakhstan
Corporate Bonds & Notes	0	138,914	0	138,914
Luxembourg
Corporate Bonds & Notes	0	252,768	0	252,768
Malaysia
Corporate Bonds & Notes	0	8,764	0	8,764
Sovereign Issues	0	253,871	0	253,871
Mexico
Bank Loan Obligations	0	0	13,140	13,140
Common Stocks	0	0	321	321
Corporate Bonds & Notes	0	12,775	0	12,775
Sovereign Issues	0	1,090,750	0	1,090,750
Netherlands
Corporate Bonds & Notes	0	64,400	0	64,400
Panama
Sovereign Issues	0	7,735	0	7,735
Peru
Sovereign Issues	0	114,279	0	114,279
Philippines
Sovereign Issues	0	23,342	0	23,342
Poland
Sovereign Issues	0	1,014,217	0	1,014,217
Qatar
Corporate Bonds & Notes	0	63,018	0	63,018
Sovereign Issues	0	3,436	0	3,436
Russia
Corporate Bonds & Notes	0	52,995	0	52,995
Sovereign Issues	0	17,879	0	17,879
Singapore
Corporate Bonds & Notes	0	6,090	0	6,090
South Africa
Sovereign Issues	0	1,538,326	0	1,538,326
South Korea
Corporate Bonds & Notes	0	26,865	0	26,865
Sovereign Issues	0	92,953	0	92,953
Thailand
Sovereign Issues	0	336,526	0	336,526
Tunisia
Sovereign Issues	0	52,443	0	52,443
Turkey
Sovereign Issues	0	258,789	0	258,789
United Arab Emirates
Sovereign Issues	0	21,136	0	21,136
United Kingdom
Corporate Bonds & Notes	0	6,615	0	6,615
United States
Asset-Backed Securities	0	1,540	0	1,540
Corporate Bonds & Notes	0	126,602	0	126,602

Mortgage-Backed Securities	0	3,956	0	3,956
U.S. Government Agencies	0	53,715	0	53,715
U.S. Treasury Obligations	0	44,205	0	44,205
Virgin Islands (British)
Corporate Bonds & Notes	0	32,680	0	32,680
Short-Term Instruments
Certificates of Deposit	0	89,146	0	89,146
Repurchase Agreements	0	137,427	0	137,427
Short-Term Notes	0	131,265	1,943	133,208
Japan Treasury Bills	0	129,775	0	129,775
U.S. Treasury Bills	0	35,744	0	35,744
PIMCO Short-Term Floating NAV Portfolio	1,434,866	0	0	1,434,866
Purchased Options
Foreign Exchange Contracts	0	47	0	47
	$1,434,866	$8,655,250	$46,319	$10,136,435
Short Sales, at value	$0	$(53,734)	$0	$(53,734)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	10,092	0	10,092
Foreign Exchange Contracts	0	53,527	0	53,527
Interest Rate Contracts	1,706	120,434	0	122,140
	$1,706	$184,053	$0	$185,759

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,368)	0	(3,368)
Foreign Exchange Contracts	0	(168,286)	0	(168,286)
Interest Rate Contracts	(1,086)	(16,981)	0	(18,067)
	$(1,086)	$(188,635)	$0	$(189,721)

Totals	$1,435,486	$8,569,934	$46,319	$10,078,739

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$22,561	$1,008	$0	$(249)	$0	$(449)	$0	$0	$22,871	$(449)
Cayman Islands
Asset-Backed Securities	7,945	0	0	24	0	75	0	0	8,044	75
India
Corporate Bonds & Notes	7,756	0	0	0	0	(345)	0	(7,411)	0	0
Mexico
Bank Loan Obligations	18,304	13,193	(18,450)	2	0	91	0	0	13,140	(55)
Common Stocks	0	5,513	0	0	0	(5,192)	0	0	321	(5,192)
Short-Term Instruments
Short-Term Notes	0	20,861	(13,393)	(154)	0	(5,371)	0	0	1,943	(5,371)

	56,566	40,575	(31,843)	(377)	0	(11,191)	0	(7,411)	46,319	(10,992)
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$27	$0	$0	$0	$0	$(77)	$0	$50	$0	$0

Totals	$56,593	$40,575	$(31,843)	$(377)	$0	$(11,268)	$0	$(7,361)	$46,319	$(10,992)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$15,675

Total Bahrain (Cost $16,191)			15,675

BARBADOS 0.3%
CORPORATE BONDS & NOTES 0.3%
Columbus International, Inc.
11.500% due 11/20/2014		$16,000	17,000

Total Barbados (Cost $17,019)			17,000

BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Noble Group Ltd.
4.875% due 08/05/2015		$1,500	1,395
6.625% due 08/05/2020		3,600	3,096
6.750% due 01/29/2020		8,505	7,400
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,240
4.750% due 02/16/2021		7,300	7,391
7.875% due 06/10/2019		6,400	7,832

Total Bermuda (Cost $31,848)			30,354

BRAZIL 8.7%
CORPORATE BONDS & NOTES 5.5%
Banco do Brasil S.A.
4.500% due 01/22/2015		$20,800	21,611
4.500% due 01/20/2016	EUR	8,900	11,380
6.000% due 01/22/2020		$6,400	7,040
8.500% due 10/29/2049		3,000	3,510
Banco Santander Brasil S.A.
4.250% due 01/14/2016		13,400	12,797
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	9,855
7.375% due 01/21/2020		2,400	2,580
Braskem Finance Ltd.
5.750% due 04/15/2021		9,900	9,925
7.000% due 05/07/2020		10,900	11,745
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		21,620	24,647
7.750% due 11/30/2015		2,600	2,964
CSN Islands IX Corp.
10.000% due 01/15/2015		1,850	2,195
CSN Islands VIII Corp.
9.750% due 12/16/2013		600	676
CSN Islands XI Corp.
6.875% due 09/21/2019		28,430	30,179
CSN Resources S.A.
6.500% due 07/21/2020		18,100	19,005
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	8,671
7.500% due 05/04/2020		14,968	14,706
Petrobras International Finance Co.
5.375% due 01/27/2021		100	106
5.875% due 03/01/2018		7,100	7,803
7.875% due 03/15/2019		30,800	36,909
8.375% due 12/10/2018		2,000	2,450
Vale Overseas Ltd.
6.875% due 11/21/2036		16,450	18,781
6.875% due 11/10/2039		10,000	11,484
8.250% due 01/17/2034		1,755	2,268

			273,287

SOVEREIGN ISSUES 3.2%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	31,377
6.369% due 06/16/2018		$4,900	5,530

6.500% due 06/10/2019		12,080	13,832
Brazil Government International Bond
5.625% due 01/07/2041		9,500	11,067
5.875% due 01/15/2019		200	238
8.250% due 01/20/2034		18,103	27,381
8.750% due 02/04/2025		17,175	25,848
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,100	1,125
10.000% due 01/01/2014		2,209	1,173
10.000% due 01/01/2017		81,982	42,242

			159,813

Total Brazil (Cost $407,956)			433,100

CANADA 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank of Montreal
2.850% due 06/09/2015		$14,555	15,102

Total Canada (Cost $15,158)			15,102

CAYMAN ISLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	8,851
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,544
Enersis S.A.
7.375% due 01/15/2014		420	461
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		4,800	4,341
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		7,138	5,774
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,249
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,110
5.000% due 11/15/2020		17,450	17,646
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		19,894	20,590
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,189	2,613
QNB FINANCE Ltd.
3.125% due 11/16/2015		5,600	5,593
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,199

Total Cayman Islands (Cost $75,484)			75,971

CHILE 1.4%
CORPORATE BONDS & NOTES 1.4%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,010
Banco Santander Chile
1.659% due 04/20/2012		11,700	11,705
3.750% due 09/22/2015		17,300	17,337
5.375% due 12/09/2014		3,000	3,103
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021 (e)		2,200	2,296
7.250% due 07/29/2019		13,400	15,923
Codelco, Inc.
7.500% due 01/15/2019		1,000	1,278
Colbun S.A.
6.000% due 01/21/2020		3,700	3,935
E.CL S.A.
5.625% due 01/15/2021		10,600	11,249

			67,836

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		100	105

Total Chile (Cost $64,502)			67,941

COLOMBIA 3.2%
CORPORATE BONDS & NOTES 0.7%
BanColombia S.A.
5.950% due 06/03/2021		$4,800	4,842
Ecopetrol S.A.
7.625% due 07/23/2019		26,240	31,882

			36,724

SOVEREIGN ISSUES 2.5%
Colombia Government International Bond
2.252% due 11/16/2015		17,800	17,889
4.375% due 07/12/2021		20,000	21,600
6.125% due 01/18/2041		2,500	3,100
7.375% due 03/18/2019		17,800	22,517
7.375% due 09/18/2037		9,405	13,285
8.125% due 05/21/2024		14,670	20,465
8.375% due 02/15/2027		2,841	3,649
9.850% due 06/28/2027	COP	600,000	438
11.750% due 02/25/2020		$3,047	4,799
12.000% due 10/22/2015	COP	25,375,000	16,855

			124,597

Total Colombia (Cost $143,109)			161,321

CZECH REPUBLIC 0.1%
CORPORATE BONDS & NOTES 0.1%
Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		$2,400	2,460

Total Czech Republic (Cost $2,461)			2,460

EGYPT 0.2%
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export III Ltd.
4.046% due 04/08/2013		$7,417	7,385
Petroleum Export V Ltd.
3.563% due 12/07/2012		3,222	3,207

Total Egypt (Cost $10,639)			10,592

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabonese Republic
8.200% due 12/12/2017		$3,400	3,910

Total Gabon (Cost $3,937)			3,910

GUATEMALA 0.0%
SOVEREIGN ISSUES 0.0%
Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,200

Total Guatemala (Cost $2,089)			2,200

HONG KONG 0.0%
CORPORATE BONDS & NOTES 0.0%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	888

Total Hong Kong (Cost $885)			888

INDIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Bank of India
4.750% due 09/30/2015		$1,300	1,256
ICICI Bank Ltd.
4.750% due 11/25/2016		4,750	4,538
5.750% due 11/16/2020		6,695	6,193

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	10,200	10,272
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	199
State Bank of India
4.500% due 07/27/2015	22,900	22,672

Total India (Cost $46,452)		45,130

INDONESIA 6.0%
BANK LOAN OBLIGATIONS 0.1%
Republic of Indonesia
1.375% due 12/14/2019	$3,766	3,522

CORPORATE BONDS & NOTES 1.3%
Adaro Indonesia PT
7.625% due 10/22/2019	6,200	6,797
Indosat Palapa Co. BV
7.375% due 07/29/2020	12,300	13,684
Listrindo Capital BV
9.250% due 01/29/2015	1,000	1,089
Majapahit Holding BV
7.250% due 06/28/2017	4,000	4,485
7.750% due 10/17/2016	16,760	18,876
7.750% due 01/20/2020	16,400	19,126
8.000% due 08/07/2019	1,600	1,888

		65,945

SOVEREIGN ISSUES 4.6%
Indonesia Government International Bond
5.875% due 03/13/2020	36,500	41,518
6.625% due 02/17/2037	2,890	3,526
6.750% due 03/10/2014	10,200	11,054
6.875% due 03/09/2017	32,710	38,189
6.875% due 01/17/2018	30,350	35,889
7.500% due 01/15/2016	100	116
7.750% due 01/17/2038	5,275	7,174
8.500% due 10/12/2035	3,400	4,930
10.375% due 05/04/2014	17,000	19,954
11.625% due 03/04/2019	45,180	66,980

		229,330

Total Indonesia (Cost $272,313)		298,797

IRELAND 1.7%
CORPORATE BONDS & NOTES 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	$9,700	9,920
7.700% due 08/07/2013	500	539
Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,013
6.604% due 02/03/2021	15,900	16,099
RZD Capital Ltd.
5.739% due 04/03/2017	17,600	17,776
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	4,069
7.748% due 02/02/2021	5,900	5,074
9.125% due 04/30/2018	2,500	2,459
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	11,000	10,917
6.800% due 11/22/2025	11,200	10,892
6.902% due 07/09/2020	3,600	3,708

Total Ireland (Cost $84,219)		82,466

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$5,700	5,888

Total Israel (Cost $6,169)		5,888

KAZAKHSTAN 2.2%
CORPORATE BONDS & NOTES 2.2%
Intergas Finance BV
6.375% due 05/14/2017	$7,625	7,816

KazMunayGas National Co.
6.375% due 04/09/2021	16,700	16,992
7.000% due 05/05/2020	25,900	27,487
8.375% due 07/02/2013	600	631
9.125% due 07/02/2018	19,100	22,347
11.750% due 01/23/2015	21,500	25,316
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	10,650	10,956

Total Kazakhstan (Cost $110,336)		111,545

LUXEMBOURG 4.4%
CORPORATE BONDS & NOTES 4.4%
Evraz Group S.A.
9.500% due 04/24/2018	$500	514
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	20,200	20,537
6.212% due 11/22/2016	20,040	20,791
6.510% due 03/07/2022	34,800	35,496
7.288% due 08/16/2037	875	907
8.625% due 04/28/2034	1,100	1,301
9.250% due 04/23/2019	15,750	18,804
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	11,213	11,928
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,200	1,203
7.175% due 05/16/2013	6,500	6,784
9.000% due 06/11/2014	36,150	39,223
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	9,200	9,200
5.499% due 07/07/2015	25,500	25,883
5.717% due 06/16/2021	900	864
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	12,850	12,111
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,706	1,755
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	798
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	8,000	8,200
6.875% due 05/29/2018	2,100	2,158

Total Luxembourg (Cost $215,672)		218,457

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	20,121
7.750% due 08/15/2015	1,690	2,005
Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	4,064

Total Malaysia (Cost $22,336)		26,190

MEXICO 7.9%
BANK LOAN OBLIGATIONS 0.1%
Sofomex S.A. de C.V.
3.794% due 04/27/2012	$5,900	5,873

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V.	93,349	40

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.0%
BBVA Bancomer S.A.
4.500% due 03/10/2016	$6,900	6,797
6.500% due 03/10/2021	12,250	11,867
7.250% due 04/22/2020	4,325	4,347
Comision Federal de Electricidad
4.875% due 05/26/2021	9,700	10,088
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	16,200	15,956
9.250% due 06/30/2020	700	691

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,150	5,073
9.500% due 12/11/2019		9,100	8,941
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		772	405
Pemex Project Funding Master Trust
1.127% due 12/03/2012		1,200	1,195
Petroleos Mexicanos
4.875% due 03/15/2015		27,034	28,893
6.000% due 03/05/2020		1,400	1,561
6.500% due 06/02/2041		53,400	60,342
8.000% due 05/03/2019		62,300	78,031
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	774
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	10,659

			245,620

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	11,423
5.500% due 02/17/2020		5,100	7,063
5.750% due 10/12/2110		$17,000	18,190
6.050% due 01/11/2040		5,100	6,260
6.750% due 09/27/2034		31,384	41,035
7.500% due 04/08/2033		24,094	34,093
7.750% due 12/14/2017	MXN	88,992	7,004
8.300% due 08/15/2031		$900	1,350
10.000% due 12/05/2024	MXN	121,480	11,219

			137,637

Total Mexico (Cost $348,897)			389,170

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$5,100	5,748
10.500% due 03/25/2014		5,900	6,648
Indo Energy Finance BV
7.000% due 05/07/2018		4,500	4,522
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,113
Waha Aerospace BV
3.925% due 07/28/2020		23,760	24,449

Total Netherlands (Cost $48,981)			50,480

PANAMA 2.5%
CORPORATE BONDS & NOTES 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,055
AES Panama S.A.
6.350% due 12/21/2016		9,030	9,820

			19,875

SOVEREIGN ISSUES 2.1%
Panama Government International Bond
7.125% due 01/29/2026		21,887	28,617
7.250% due 03/15/2015		54,307	62,860
8.125% due 04/28/2034		1,810	2,620
8.875% due 09/30/2027		585	881
9.375% due 07/23/2012		310	324
9.375% due 04/01/2029		4,172	6,654

			101,956

Total Panama (Cost $109,281)			121,831

PERU 3.0%
SOVEREIGN ISSUES 3.0%
Peru Government International Bond
7.350% due 07/21/2025		$38,440	51,125
8.375% due 05/03/2016		975	1,214
8.750% due 11/21/2033		54,204	82,932
9.875% due 02/06/2015		10,000	12,450

Total Peru (Cost $132,192)			147,721

PHILIPPINES 1.3%
SOVEREIGN ISSUES 1.3%
Philippines Government International Bond
6.375% due 01/15/2032	$5,900	7,014
6.375% due 10/23/2034	5,900	7,072
6.500% due 01/20/2020	2,700	3,240
7.750% due 01/14/2031	23,450	31,540
9.875% due 01/15/2019	6,300	8,773
10.625% due 03/16/2025	2,900	4,582

Total Philippines (Cost $54,654)		62,221

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$22,190	24,631

Total Poland (Cost $22,188)		24,631

QATAR 1.2%
CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,502
Qatari Diar Finance QSC
3.500% due 07/21/2015	7,600	7,904
5.000% due 07/21/2020	11,500	12,305
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	20,135	21,696
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,000	4,300
5.832% due 09/30/2016	1,086	1,165
5.838% due 09/30/2027	895	957
6.332% due 09/30/2027	3,250	3,541
6.750% due 09/30/2019	500	594

		53,964

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
9.750% due 06/15/2030	2,300	3,657

Total Qatar (Cost $54,820)		57,621

RUSSIA 6.3%
CORPORATE BONDS & NOTES 1.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$23,225	28,066
ALROSA Finance S.A.
7.750% due 11/03/2020	10,800	10,800
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	1,300	1,469
SCF Capital Ltd.
5.375% due 10/27/2017	5,000	4,350
VimpelCom Holdings BV
4.576% due 06/29/2014	4,600	4,521

		49,206

SOVEREIGN ISSUES 5.3%
Russia Government International Bond
7.500% due 03/31/2030	204,283	237,735
12.750% due 06/24/2028	13,275	22,700

		260,435

Total Russia (Cost $291,245)		309,641

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	$5,700	5,683
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	400	576

STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	840

Total Singapore (Cost $7,486)			7,099

SOUTH AFRICA 2.3%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,167
6.500% due 04/15/2040		1,300	1,267

			7,434

SOVEREIGN ISSUES 2.1%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,264
5.875% due 05/30/2022		$1,690	1,952
6.500% due 06/02/2014		7,530	8,283
6.750% due 03/31/2021	ZAR	100,000	11,441
6.875% due 05/27/2019		$17,900	21,659
7.250% due 01/15/2020	ZAR	75,300	8,982
8.000% due 12/21/2018		247,100	31,208
8.250% due 09/15/2017		19,700	2,541

			102,330

Total South Africa (Cost $111,575)			109,764

SOUTH KOREA 1.4%
CORPORATE BONDS & NOTES 0.7%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$10,200	10,415
6.000% due 05/05/2015		800	854
Korea Electric Power Corp.
3.000% due 10/05/2015		6,800	6,850
Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,615
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,400	8,454
6.250% due 06/17/2014		1,800	1,951
Shinhan Bank
4.375% due 09/15/2015		1,800	1,835

			33,974

SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
5.875% due 01/14/2015		3,400	3,664
8.125% due 01/21/2014		1,200	1,332
Korea Development Bank
0.768% due 11/22/2012		8,200	8,113
5.300% due 01/17/2013		2,200	2,274
8.000% due 01/23/2014		7,700	8,478
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,550	13,024

			36,885

Total South Korea (Cost $69,601)			70,859

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$600	603
6.250% due 07/27/2021		8,298	8,191

Total Sri Lanka (Cost $8,915)			8,794

SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Corp. Andina de Fomento
8.125% due 06/04/2019		$400	493

Total Supranational (Cost $488)			493

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$11,629	11,513
9.750% due 08/14/2019		6,680	7,949

Total Trinidad and Tobago (Cost $18,849)			19,462

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	8,661
8.250% due 09/19/2027		$1,680	2,033

Total Tunisia (Cost $10,105)			10,694

TURKEY 3.8%
CORPORATE BONDS & NOTES 0.3%
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		$16,400	14,924

SOVEREIGN ISSUES 3.5%
Turkey Government International Bond
5.625% due 03/30/2021		6,800	6,910
6.000% due 01/14/2041		2,500	2,369
6.750% due 04/03/2018		4,743	5,200
6.750% due 05/30/2040		38,500	39,847
6.875% due 03/17/2036		4,300	4,504
7.000% due 09/26/2016		5,200	5,726
7.000% due 03/11/2019		500	556
7.000% due 06/05/2020		33,000	36,630
7.250% due 03/15/2015		15,185	16,571
7.250% due 03/05/2038		1,000	1,098
7.375% due 02/05/2025		5,443	6,185
7.500% due 07/14/2017		2,600	2,938
7.500% due 11/07/2019		40,467	46,132

			174,666

Total Turkey (Cost $191,140)			189,590

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$8,850	9,636
DP World Ltd.
6.850% due 07/02/2037		8,000	7,280

Total United Arab Emirates (Cost $16,092)			16,916

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,167
HBOS PLC
6.750% due 05/21/2018		7,500	6,019

Total United Kingdom (Cost $9,522)			8,186

UNITED STATES 3.3%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.654% due 04/25/2037		$566	203
5.726% due 10/25/2036		436	226
6.000% due 07/25/2047		259	177

			606

CORPORATE BONDS & NOTES 2.3%
American International Group, Inc.
0.306% due 04/03/2012	JPY	1,340,000	17,184
4.950% due 03/20/2012		$500	496

5.000% due 06/26/2017	EUR	700	807
5.850% due 01/16/2018		$900	882
6.250% due 05/01/2036		3,200	2,878
6.765% due 11/15/2017	GBP	955	1,405
8.175% due 05/15/2068		$15,400	13,860
8.250% due 08/15/2018		1,700	1,804
8.625% due 05/22/2068	GBP	200	252
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$4,670	3,327
Citigroup Capital XXI
8.300% due 12/21/2077		8,960	8,971
Gerdau Holdings, Inc.
7.000% due 01/20/2020		21,750	23,055
Pemex Project Funding Master Trust
5.750% due 03/01/2018		13,470	14,884
6.625% due 06/15/2035		19,875	22,732
6.625% due 06/15/2038		200	228

			112,765

MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust
5.188% due 11/25/2035		541	362
Banc of America Funding Corp.
5.249% due 11/20/2035		477	324
5.888% due 04/25/2037		613	415
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,407
Bear Stearns Adjustable Rate Mortgage Trust
2.905% due 01/25/2035		63	48
5.653% due 02/25/2036		345	192
Chase Mortgage Finance Corp.
2.498% due 03/25/2037		474	333
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		1,194	1,065
2.527% due 07/25/2046 ^		385	228
2.726% due 03/25/2034		98	85
Countrywide Alternative Loan Trust
0.464% due 01/25/2037		505	252
5.750% due 03/25/2037		481	322
6.250% due 11/25/2036 ^		338	250
Countrywide Home Loan Mortgage Pass-Through Trust
3.714% due 02/25/2047		375	178
4.636% due 03/25/2037 ^		338	138
5.322% due 04/20/2036		329	220
5.593% due 09/25/2047		225	135
Credit Suisse First Boston Mortgage Securities Corp.
2.399% due 06/25/2033		1,003	920
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		448	230
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		495	314
6.172% due 06/25/2036		715	416
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		303	311
5.042% due 10/25/2035		362	243
5.500% due 12/25/2035 ^		667	469
5.869% due 10/25/2036 ^		414	210
5.886% due 10/25/2036 ^		414	227
6.300% due 07/25/2036 ^		579	275
Harborview Mortgage Loan Trust
5.249% due 08/19/2036 ^		195	127
Homebanc Mortgage Trust
5.606% due 04/25/2037		600	267
Indymac INDA Mortgage Loan Trust
5.554% due 08/25/2036		600	433
Indymac Index Mortgage Loan Trust
0.594% due 06/25/2037 ^		291	81
5.080% due 06/25/2036		491	391
5.089% due 10/25/2035		397	276
JPMorgan Mortgage Trust
4.856% due 04/25/2035		242	219
5.300% due 08/25/2035		600	524
5.345% due 11/25/2035		408	354
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	689
Luminent Mortgage Trust
0.474% due 12/25/2036		279	134
MASTR Alternative Loans Trust
0.694% due 03/25/2036		203	45
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		3,858	2,509
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037		429	274

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	641
Morgan Stanley Capital
5.879% due 06/11/2049		400	442
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036		127	95
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		407	362
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		99	58
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^		517	216
Sequoia Mortgage Trust
2.418% due 01/20/2047		210	139
Structured Adjustable Rate Mortgage Loan Trust
4.873% due 09/25/2036		600	288
5.118% due 05/25/2036		1,200	832
5.214% due 11/25/2035		376	225
6.000% due 10/25/2037 ^		300	111
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		568	102
WaMu Mortgage Pass-Through Certificates
2.394% due 12/25/2036		255	165
2.560% due 12/25/2036		865	559
2.562% due 03/25/2034		320	301
4.294% due 01/25/2037		401	274
5.002% due 04/25/2037		267	172
5.223% due 05/25/2037		671	465
5.836% due 09/25/2036		440	297

			22,636

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	116
Israel Government AID Bond
5.500% due 04/26/2024		100	128

			244

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.375% due 05/15/2041 (d)(f)(g)		15,100	19,632
U.S. Treasury Notes
1.875% due 09/30/2017 (d)(f)(g)		4,700	4,916
2.625% due 07/31/2014 (d)(f)(g)		885	937

			25,485

Total United States (Cost $150,322)			161,736

URUGUAY 1.3%
SOVEREIGN ISSUES 1.3%
Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	73,911	4,083
6.875% due 09/28/2025		$8,000	10,400
7.625% due 03/21/2036		7,100	9,887
7.875% due 01/15/2033		6,000	8,445
8.000% due 11/18/2022		21,373	29,388

Total Uruguay (Cost $51,898)			62,203

VENEZUELA 4.4%
CORPORATE BONDS & NOTES 1.6%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$37,535	29,465
5.000% due 10/28/2015		17,550	12,680
5.250% due 04/12/2017		15,250	9,836
5.375% due 04/12/2027		5,950	2,990
5.500% due 04/12/2037		2,900	1,421
8.500% due 11/02/2017		30,825	23,319

			79,711

SOVEREIGN ISSUES 2.8%
Venezuela Government International Bond
5.750% due 02/26/2016		1,600	1,260
6.000% due 12/09/2020		4,000	2,465
7.000% due 12/01/2018		5,000	3,556
7.000% due 03/31/2038		16,600	9,670
7.650% due 04/21/2025		22,340	13,963
7.750% due 10/13/2019		51,915	37,379

8.250% due 10/13/2024	42,500	28,156
8.500% due 10/08/2014	215	201
9.000% due 05/07/2023	30,965	22,295
9.250% due 05/07/2028	25,960	18,107
9.375% due 01/13/2034	65	45
12.750% due 08/23/2022	4,085	3,707

		140,804

Total Venezuela (Cost $214,188)		220,515

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	4,787

Total Vietnam (Cost $4,356)		4,787

VIRGIN ISLANDS (BRITISH) 2.1%
CORPORATE BONDS & NOTES 2.1%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$4,900	4,888
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	14,300	12,644
GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,300	6,835
TNK-BP Finance S.A.
6.125% due 03/20/2012	4,100	4,157
6.250% due 02/02/2015	3,750	3,905
6.625% due 03/20/2017	33,000	33,825
7.250% due 02/02/2020	4,800	4,992
7.500% due 03/13/2013	4,875	5,094
7.500% due 07/18/2016	19,650	20,780
7.875% due 03/13/2018	4,400	4,746

Total Virgin Islands (British) (Cost $102,420)		101,866

SHORT-TERM INSTRUMENTS 23.0%
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.060% due 01/03/2012	$2,000	2,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $2,019. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	5,076	5,076
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $5,180. Repurchase proceeds are $5,076.)

		7,076

U.S. TREASURY BILLS 0.5%
0.027% due 01/05/2012 - 06/21/2012 (a)(d)(f)(g)	24,690	24,688

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 22.4%
	111,075,343	1,112,308

Total Short-Term Instruments (Cost $1,144,156)		1,144,072

PURCHASED OPTIONS (i) 0.0%
(Cost $593)		181
Total Investments 99.3% (Cost $4,722,739)		$4,925,520
Written Options (j) (0.0%) (Premiums $648)		(175)
Other Assets and Liabilities (Net) 0.7%		36,146

Net Assets 100.0%		$4,961,491

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $31,602 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $9,750 at a weighted average interest rate of (0.199%). On December 31, 2011, securities valued at $2,191 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $6,673 and cash of $3 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	742	$1,724
90-Day Eurodollar March Futures	Long	03/2013	139	206
90-Day Eurodollar March Futures	Long	03/2014	139	504
U.S. Treasury 5-Year Note March Futures	Short	03/2012	226	(125)
U.S. Treasury 10-Year Note March Futures	Long	03/2012	3,197	2,940

				$5,249

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $5,029 and cash of $25 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.800%	08/26/2016	$71,200	$(2,498)	$(218)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	27,300	1,399	239
Receive	3-Month USD-LIBOR	2.750%	12/21/2018	18,100	(1,381)	(402)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	52,000	(7,166)	(1,505)
Receive	3-Month USD-LIBOR	3.000%	10/13/2021	82,200	(7,945)	(3,086)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	37,700	4,335	1,055

					$(13,256)	$(3,917)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.433%	$16,900	$28	$(43)	$71
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.857%	300	(21)	(13)	(8)
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.866%	28,000	(1,993)	(1,487)	(506)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%	9,100	24	11	13
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.866%	28,000	(1,993)	(1,069)	(924)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%	1,100	3	2	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%	2,800	(47)	(14)	(33)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.994%	31,200	15	200	(185)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%	3,900	11	6	5
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.476%	17,900	(358)	(144)	(214)
Brazil Government International Bond	HUS	1.000%	03/20/2021	1.848%	18,100	(1,212)	(846)	(366)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	300	(3)	(4)	1
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.795%	1,300	(73)	(49)	(24)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.866%	7,500	(534)	(335)	(199)
Brazil Government International Bond	RYL	1.000%	03/20/2012	0.648%	33,000	39	138	(99)
Brazil Government International Bond	UAG	1.030%	07/20/2017	1.643%	3,875	(105)	0	(105)
China Government International Bond	BRC	1.000%	09/20/2012	0.657%	4,400	13	27	(14)
China Government International Bond	BRC	1.000%	12/20/2012	0.720%	1,400	5	(4)	9
China Government International Bond	CBK	1.000%	12/20/2016	1.450%	3,000	(62)	(143)	81
China Government International Bond	DUB	1.000%	12/20/2016	1.450%	2,500	(52)	(111)	59
China Government International Bond	FBF	1.000%	12/20/2016	1.450%	2,900	(60)	(143)	83
China Government International Bond	JPM	1.000%	09/20/2012	0.657%	2,400	7	15	(8)
China Government International Bond	JPM	1.000%	12/20/2016	1.450%	12,400	(257)	(602)	345
China Government International Bond	MYC	1.000%	12/20/2016	1.450%	19,100	(397)	(891)	494
China Government International Bond	RYL	1.000%	06/20/2016	1.350%	6,700	(98)	72	(170)
Colombia Government International Bond	DUB	1.000%	09/20/2016	1.441%	10,000	(195)	(34)	(161)
Colombia Government International Bond	FBF	1.000%	09/20/2015	1.268%	6,500	(61)	(147)	86

Colombia Government International Bond	JPM	1.000%	09/20/2012	0.515%	2,300	9	9	0
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.268%	27,600	(257)	(679)	422
Colombia Government International Bond	JPM	1.000%	09/20/2016	1.441%	5,000	(98)	(17)	(81)
Colombia Government International Bond	UAG	1.000%	09/20/2015	1.268%	8,000	(74)	(181)	107
Egypt Government International Bond	CBK	1.000%	03/20/2016	6.202%	1,000	(186)	(122)	(64)
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.241%	1,000	(196)	(92)	(104)
Egypt Government International Bond	FBF	1.000%	06/20/2016	6.241%	10,000	(1,956)	(1,044)	(912)
Egypt Government International Bond	HUS	1.000%	06/20/2016	6.241%	2,100	(411)	(213)	(198)
Egypt Government International Bond	JPM	1.000%	03/20/2016	6.202%	500	(93)	(62)	(31)
Egypt Government International Bond	MYC	1.000%	03/20/2016	6.202%	620	(115)	(75)	(40)
Egypt Government International Bond	MYC	1.000%	06/20/2016	6.241%	3,000	(586)	(300)	(286)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.928%	600	2	(15)	17
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.122%	700	(3)	(5)	2
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.928%	800	2	(20)	22
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.928%	800	2	(26)	28
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%	1,200	(5)	(9)	4
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.122%	5,200	(24)	(3)	(21)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.928%	300	0	(10)	10
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.122%	500	(2)	0	(2)
Export-Import Bank of China	BOA	1.000%	06/20/2016	2.113%	5,000	(230)	(93)	(137)
Export-Import Bank of China	BOA	1.000%	09/20/2016	2.174%	3,800	(194)	(108)	(86)
Export-Import Bank of China	FBF	1.000%	12/20/2012	1.210%	700	(2)	(10)	8
Export-Import Bank of China	FBF	1.000%	12/20/2016	2.229%	2,300	(128)	(223)	95
Export-Import Bank of China	MYC	1.000%	09/20/2016	2.174%	4,000	(204)	(110)	(94)
Export-Import Bank of China	UAG	1.000%	06/20/2016	2.113%	2,200	(101)	(43)	(58)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%	2,300	(21)	(48)	27
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%	500	(5)	(10)	5
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%	4,700	(44)	(92)	48
Gazprom Via Gazprom International S.A.	MYC	1.000%	03/20/2012	1.734%	7,500	(9)	0	(9)
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.013%	6,000	(56)	(121)	65
Indonesia Government International Bond	BOA	1.000%	03/20/2016	1.838%	24,000	(792)	(497)	(295)
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.838%	13,700	(452)	(336)	(116)
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.838%	28,200	(931)	(638)	(293)
Indonesia Government International Bond	CBK	1.000%	03/20/2016	1.838%	40,100	(1,324)	(929)	(395)
Indonesia Government International Bond	CBK	2.290%	12/20/2016	2.064%	1,300	15	0	15
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.447%	4,000	(440)	(257)	(183)
Indonesia Government International Bond	GST	1.000%	09/20/2021	2.459%	5,000	(565)	(489)	(76)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.575%	10,400	(181)	(433)	252
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.838%	24,000	(793)	(555)	(238)
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.838%	29,000	(957)	(676)	(281)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	1,300	(143)	(86)	(57)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	2.874%	10,000	(730)	(289)	(441)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.281%	13,000	(127)	(226)	99
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%	3,400	(17)	(52)	35
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.791%	10,748	(703)	(635)	(68)
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%	300	2	1	1
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.773%	1,100	(68)	(50)	(18)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.791%	4,000	(261)	(157)	(104)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.281%	14,000	(137)	(271)	134
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.773%	8,000	(490)	(368)	(122)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.450%	2,400	10	9	1
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%	16,600	84	41	43
Mexico Government International Bond	MYC	1.000%	03/20/2015	1.173%	1,700	(9)	(25)	16
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.281%	10,000	(97)	(193)	96
Mexico Government International Bond	UAG	1.000%	03/20/2015	1.173%	25,000	(126)	(298)	172
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.281%	1,000	(10)	(15)	5
Panama Government International Bond	JPM	1.000%	09/20/2012	0.548%	2,300	8	7	1
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	0.669%	2,500	7	14	(7)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	0.669%	4,700	13	29	(16)
Peru Government International Bond	BRC	1.000%	09/20/2015	1.458%	5,000	(81)	(56)	(25)
Peru Government International Bond	HUS	1.000%	06/20/2016	1.585%	5,700	(140)	(151)	11
Peru Government International Bond	MYC	1.960%	10/20/2016	1.650%	3,000	55	0	55
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%	3,400	5	(31)	36
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.723%	17,500	(446)	(605)	159
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.723%	3,000	(77)	(86)	9
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%	4,100	5	(26)	31
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%	400	(10)	(14)	4
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.360%	7,000	(76)	(201)	125
Philippines Government International Bond	BOA	1.000%	03/20/2016	1.639%	13,000	(331)	(219)	(112)
Philippines Government International Bond	BOA	1.000%	09/20/2021	2.268%	10,000	(1,015)	(662)	(353)
Philippines Government International Bond	BPS	1.000%	09/20/2015	1.520%	10,500	(193)	(224)	31
Philippines Government International Bond	BPS	1.000%	03/20/2016	1.639%	10,000	(255)	(164)	(91)
Philippines Government International Bond	BRC	1.000%	03/20/2015	1.360%	20,000	(218)	(576)	358
Philippines Government International Bond	BRC	1.000%	03/20/2016	1.639%	10,000	(254)	(159)	(95)
Philippines Government International Bond	CBK	2.730%	03/20/2018	2.036%	9,800	396	0	396
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.360%	10,000	(109)	(301)	192
Philippines Government International Bond	DUB	1.000%	09/20/2015	1.520%	17,000	(312)	(417)	105
Philippines Government International Bond	DUB	1.000%	03/20/2016	1.639%	5,000	(128)	(63)	(65)

Philippines Government International Bond	FBF	1.000%	09/20/2021	2.268%	5,000	(508)	(324)	(184)
Philippines Government International Bond	GST	1.000%	09/20/2015	1.520%	15,000	(274)	(382)	108
Philippines Government International Bond	HUS	1.000%	09/20/2015	1.520%	7,800	(143)	(168)	25
Philippines Government International Bond	HUS	1.000%	12/20/2015	1.583%	1,100	(24)	(21)	(3)
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.360%	20,000	(218)	(612)	394
Philippines Government International Bond	JPM	1.000%	09/20/2015	1.520%	15,000	(274)	(375)	101
Philippines Government International Bond	JPM	1.000%	03/20/2016	1.639%	10,000	(254)	(159)	(95)
Philippines Government International Bond	JPM	1.000%	09/20/2021	2.268%	15,000	(1,522)	(971)	(551)
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.984%	6,200	155	0	155
Philippines Government International Bond	UAG	1.000%	03/20/2015	1.360%	28,000	(305)	(859)	554
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.135%	5,500	(28)	0	(28)
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.135%	300	(2)	(3)	1
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%	300	(1)	(2)	1
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.952%	2,000	4	(28)	32
Russia Government International Bond	CBK	1.000%	12/20/2012	1.564%	300	(1)	(3)	2
Russia Government International Bond	DUB	1.000%	12/20/2012	1.564%	4,500	(23)	(62)	39
Russia Government International Bond	FBF	1.000%	12/20/2012	1.564%	1,500	(8)	(16)	8
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%	7,700	(39)	(85)	46
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%	3,900	(20)	(43)	23
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%	1,900	(10)	(20)	10
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	2.142%	6,900	12	0	12
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	2.042%	30,000	(215)	(269)	54
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	2.142%	13,000	39	0	39
South Africa Government International Bond	DUB	1.000%	06/20/2016	1.888%	400	(15)	(4)	(11)
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%	16,900	9	(88)	97
South Korea Government Bond	FBF	1.000%	12/20/2012	0.982%	700	1	(3)	4
South Korea Government Bond	JPM	1.000%	12/20/2012	0.982%	4,400	3	(27)	30
South Korea Government Bond	RYL	1.000%	12/20/2015	1.432%	1,000	(17)	1	(18)
Turkey Government International Bond	CBK	1.000%	12/20/2020	3.146%	25,000	(3,870)	(936)	(2,934)
Turkey Government International Bond	DUB	1.000%	06/20/2021	3.165%	1,200	(195)	(114)	(81)
Turkey Government International Bond	FBF	1.000%	12/20/2020	3.146%	25,000	(3,870)	(915)	(2,955)
Turkey Government International Bond	UAG	1.000%	03/20/2015	2.548%	18,500	(873)	(623)	(250)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%	3,200	(75)	(129)	54
Uruguay Government International Bond	DUB	1.050%	01/20/2012	0.967%	12,000	59	0	59

						$(37,261)	$(27,899)	$(9,362)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	$4,600	$337	$474	$(137)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	14,000	1,025	1,442	(417)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	17,300	1,266	2,180	(914)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,800	145	235	(90)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016	35,400	3,025	2,867	158
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	30,000	2,564	2,760	(196)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	5,600	478	515	(37)
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016	75,350	6,610	4,818	1,792
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016	13,900	1,219	1,119	100
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016	30,000	2,632	1,740	892

					$19,301	$18,150	$1,151

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS	BRL	162,800	$1,122	$137	$985
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		59,000	499	167	332
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		127,000	2,078	(48)	2,126
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		12,400	208	0	208
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		250,000	4,064	(78)	4,142
Pay	1-Year BRL-CDI	11.930%	01/02/2014	HUS		698,700	11,265	(559)	11,824
Receive	3-Month USD-LIBOR	1.750%	11/16/2016	FBF		$32,300	(909)	0	(909)

Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HUS		210,000	10,647	1,084	9,563
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	FBF		5,800	(577)	(32)	(545)
Receive	3-Month USD-LIBOR	3.000%	11/16/2021	RYL		18,900	(1,766)	0	(1,766)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HUS	MXN	65,400	268	(5)	273
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BRC		157,200	648	0	648
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		539,000	(305)	593	(898)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		409,185	(232)	41	(273)
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	52	6	46
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		224,150	(84)	145	(229)

							$26,978	$1,451	$25,527

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$800	$49	$27
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	500	27	16
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	800	39	27
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	2,700	139	90

							$254	$160

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	CBK	$1.200	01/05/2012	EUR 44,180	$153	$10
Put - OTC EUR versus USD	DUB	1.200	01/05/2012	24,300	96	5
Put - OTC EUR versus USD	BRC	1.200	01/05/2012	28,750	90	6

					$339	$21

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	325	$266	$(26)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	$4,000	$56	$(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,300	35	(16)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	7,200	84	(35)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	6,200	68	(30)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	2,000	22	(10)

							$265	$(111)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$117	$(38)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	6,762	01/2012	BRC	$0	$(264)	$(264)
Sell		6,763	01/2012	BRC	0	(20)	(20)
Buy		80,576	01/2012	GST	0	(1,417)	(1,417)
Sell		80,576	01/2012	GST	0	(243)	(243)
Buy		126,025	01/2012	HUS	350	(390)	(40)
Sell		126,025	01/2012	HUS	0	(1,702)	(1,702)
Buy		18,578	01/2012	UAG	0	(720)	(720)
Sell		18,578	01/2012	UAG	0	(56)	(56)
Sell		80,576	03/2012	GST	1,467	0	1,467
Buy	CNY	66,700	02/2012	CBK	184	0	184
Buy		43,000	02/2012	DUB	151	0	151
Buy		122,138	02/2012	JPM	527	0	527
Sell		31,401	06/2012	DUB	0	(53)	(53)
Sell		74,420	06/2012	UAG	44	0	44
Buy		76,630	10/2012	CBK	0	(29)	(29)
Buy		37,798	02/2013	CBK	0	(33)	(33)
Buy		60,000	02/2013	HUS	0	(61)	(61)

Buy		13,637	02/2013	JPM	0	(15)	(15)
Sell		82,052	02/2013	JPM	0	(167)	(167)
Buy		47,000	08/2013	DUB	0	(187)	(187)
Buy		33,000	08/2013	RYL	0	(109)	(109)
Buy		36,000	08/2013	UAG	0	(131)	(131)
Sell	COP	20,987,828	02/2012	DUB	777	0	777
Sell		11,037,990	02/2012	UAG	413	0	413
Sell	EUR	38,302	01/2012	BRC	3,032	0	3,032
Sell		36,025	01/2012	DUB	3,066	0	3,066
Sell		83,894	01/2012	FBL	3,496	0	3,496
Buy		83,894	01/2012	GST	0	(1,489)	(1,489)
Buy		7,580	01/2012	UAG	0	(53)	(53)
Sell		83,894	02/2012	GST	1,494	0	1,494
Sell	GBP	1,923	01/2012	BRC	29	0	29
Buy		1,923	01/2012	RBC	0	(25)	(25)
Sell		1,923	02/2012	RBC	25	0	25
Sell	HUF	2,753,754	01/2012	JPM	1,526	0	1,526
Buy	INR	807,647	07/2012	UAG	0	(2,874)	(2,874)
Sell	JPY	1,278,436	01/2012	DUB	40	0	40
Sell	KRW	16,056,520	02/2012	CBK	567	0	567
Sell		16,481,113	02/2012	DUB	251	0	251
Sell		6,397,623	02/2012	JPM	93	0	93
Buy		40,566,146	02/2012	UAG	0	(3,173)	(3,173)
Buy		19,035,576	07/2012	DUB	0	(336)	(336)
Sell		19,035,576	07/2012	DUB	376	0	376
Buy	MXN	9,203	03/2012	BRC	1	(1)	0
Buy		3,474	03/2012	HUS	0	0	0
Sell		213,677	03/2012	HUS	289	0	289
Sell		70,816	03/2012	UAG	41	0	41
Sell	MYR	26,676	04/2012	DUB	0	0	0
Sell		25,800	04/2012	JPM	0	(45)	(45)
Buy		52,618	04/2012	UAG	0	(817)	(817)
Sell	PHP	788,087	03/2012	BRC	462	0	462
Buy		183,300	03/2012	CBK	0	(44)	(44)
Buy		596,375	03/2012	JPM	0	(128)	(128)
Buy	PLN	91,717	02/2012	CBK	0	(3,315)	(3,315)
Sell	SGD	2,942	02/2012	HUS	0	(18)	(18)
Buy		2,868	02/2012	JPM	11	0	11
Buy	TRY	9,277	01/2012	JPM	0	(69)	(69)
Buy	ZAR	2,500	01/2012	BRC	8	0	8
Buy		3,400	01/2012	DUB	16	0	16
Sell		457,869	01/2012	HUS	1,459	0	1,459

					$20,195	$(17,984)	$2,211

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$15,675	$0	$15,675
Barbados
Corporate Bonds & Notes	0	17,000	0	17,000
Bermuda
Corporate Bonds & Notes	0	30,354	0	30,354
Brazil
Corporate Bonds & Notes	0	273,287	0	273,287
Sovereign Issues	0	159,813	0	159,813
Canada
Corporate Bonds & Notes	0	15,102	0	15,102
Cayman Islands
Corporate Bonds & Notes	0	65,335	10,636	75,971
Chile
Corporate Bonds & Notes	0	67,836	0	67,836
Sovereign Issues	0	105	0	105
Colombia
Corporate Bonds & Notes	0	36,724	0	36,724
Sovereign Issues	0	124,597	0	124,597
Czech Republic
Corporate Bonds & Notes	0	2,460	0	2,460
Egypt
Bank Loan Obligations	0	10,592	0	10,592
Gabon
Sovereign Issues	0	3,910	0	3,910
Guatemala
Sovereign Issues	0	2,200	0	2,200
Hong Kong
Corporate Bonds & Notes	0	888	0	888
India
Corporate Bonds & Notes	0	45,130	0	45,130

Indonesia
Bank Loan Obligations	0	3,522	0	3,522
Corporate Bonds & Notes	0	65,945	0	65,945
Sovereign Issues	0	229,330	0	229,330
Ireland
Corporate Bonds & Notes	0	82,466	0	82,466
Israel
Corporate Bonds & Notes	0	5,888	0	5,888
Kazakhstan
Corporate Bonds & Notes	0	111,545	0	111,545
Luxembourg
Corporate Bonds & Notes	0	218,457	0	218,457
Malaysia
Corporate Bonds & Notes	0	26,190	0	26,190
Mexico
Bank Loan Obligations	0	0	5,873	5,873
Common Stocks	0	0	40	40
Corporate Bonds & Notes	0	245,620	0	245,620
Sovereign Issues	0	137,637	0	137,637
Netherlands
Corporate Bonds & Notes	0	50,480	0	50,480
Panama
Corporate Bonds & Notes	0	19,875	0	19,875
Sovereign Issues	0	101,956	0	101,956
Peru
Sovereign Issues	0	147,721	0	147,721
Philippines
Sovereign Issues	0	62,221	0	62,221
Poland
Sovereign Issues	0	24,631	0	24,631
Qatar
Corporate Bonds & Notes	0	53,964	0	53,964
Sovereign Issues	0	3,657	0	3,657
Russia
Corporate Bonds & Notes	0	49,206	0	49,206
Sovereign Issues	0	260,435	0	260,435
Singapore
Corporate Bonds & Notes	0	7,099	0	7,099
South Africa
Corporate Bonds & Notes	0	7,434	0	7,434
Sovereign Issues	0	102,330	0	102,330
South Korea
Corporate Bonds & Notes	0	33,974	0	33,974
Sovereign Issues	0	36,885	0	36,885
Sri Lanka
Sovereign Issues	0	8,794	0	8,794
Supranational
Corporate Bonds & Notes	0	493	0	493
Trinidad and Tobago
Corporate Bonds & Notes	0	19,462	0	19,462
Tunisia
Sovereign Issues	0	10,694	0	10,694
Turkey
Corporate Bonds & Notes	0	14,924	0	14,924
Sovereign Issues	0	174,666	0	174,666
United Arab Emirates
Corporate Bonds & Notes	0	16,916	0	16,916
United Kingdom
Corporate Bonds & Notes	0	8,186	0	8,186
United States
Asset-Backed Securities	0	606	0	606
Corporate Bonds & Notes	0	112,765	0	112,765
Mortgage-Backed Securities	0	22,636	0	22,636
U.S. Government Agencies	0	244	0	244
U.S. Treasury Obligations	0	25,485	0	25,485
Uruguay
Sovereign Issues	0	62,203	0	62,203
Venezuela
Corporate Bonds & Notes	0	79,711	0	79,711
Sovereign Issues	0	140,804	0	140,804
Vietnam
Sovereign Issues	0	4,787	0	4,787
Virgin Islands (British)
Corporate Bonds & Notes	0	101,866	0	101,866
Short-Term Instruments
Repurchase Agreements	0	7,076	0	7,076
U.S. Treasury Bills	0	24,688	0	24,688
PIMCO Short-Term Floating NAV Portfolio	1,112,308	0	0	1,112,308
Purchased Options
Foreign Exchange Contracts	0	21	0	21
Interest Rate Contracts	0	160	0	160
	$1,112,308	$3,796,663	$16,549	$4,925,520

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	9,226	54	9,280
Foreign Exchange Contracts	0	20,195	0	20,195

Interest Rate Contracts	5,374	31,441	0	36,815
	$5,374	$60,862	$54	$66,290

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(17,491)	0	(17,491)
Foreign Exchange Contracts	0	(17,984)	0	(17,984)
Interest Rate Contracts	(125)	(9,968)	(38)	(10,131)
	$(125)	$(45,443)	$(38)	$(45,606)

Totals	$1,117,557	$3,812,082	$16,565	$4,946,204

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$11,599	$0	$(1,510)	$317	$297	$(67)	$0	$0	$10,636	$(79)
Mexico
Bank Loan Obligations	11,508	5,896	(11,600)	2	0	67	0	0	5,873	(24)
Common Stocks	0	501	0	0	0	(461)	0	0	40	(461)

	23,107	6,397	(13,110)	319	297	(461)	0	0	16,549	(564)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$13	$0	$0	$0	$0	$41	$0	$0	$54	$41

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(56)	$0	$0	$0	$0	$18	$0	$0	$(38)	$18

Totals	$23,064	$6,397	$(13,110)	$319	$297	$(402)	$0	$0	$16,565	$(505)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sappi Papier Holding GmbH
6.625% due 04/15/2021		$750	$647

Total Austria (Cost $752)			647

BARBADOS 1.6%
CORPORATE BONDS & NOTES 1.6%
Columbus International, Inc.
11.500% due 11/20/2014		$5,200	5,525

Total Barbados (Cost $5,655)			5,525

BERMUDA 4.3%
CORPORATE BONDS & NOTES 4.3%
CITIC Resources Finance 207 Ltd.
6.750% due 05/15/2014		$200	206
Digicel Ltd.
8.250% due 09/01/2017		6,770	6,872
FPMH Finance Ltd.
7.375% due 07/24/2017		1,675	1,807
Noble Group Ltd.
6.625% due 08/05/2020		1,000	860
Qtel International Finance Ltd.
3.375% due 10/14/2016		100	101
4.750% due 02/16/2021		400	405
7.875% due 06/10/2019		3,950	4,833

Total Bermuda (Cost $15,232)			15,084

BRAZIL 16.8%
CORPORATE BONDS & NOTES 16.8%
Banco do Brasil S.A.
8.500% due 10/29/2049		$3,725	4,358
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		750	752
Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	287
4.500% due 04/06/2015		200	195
Banco Votorantim S.A.
5.250% due 02/11/2016		900	914
7.375% due 01/21/2020		3,780	4,064
BR Malls International Finance Ltd.
8.500% due 01/29/2049		1,400	1,449
BR Properties S.A.
9.000% due 10/29/2049		4,400	4,444
Braskem Finance Ltd.
5.750% due 04/15/2021		900	902
7.000% due 05/07/2020		1,600	1,724
CCL Finance Ltd.
9.500% due 08/15/2014		3,050	3,427
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		850	887
Cia de Saneamento Basico do Estado de Sao Paulo
6.250% due 12/16/2020		800	830
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)	BRL	2,311	1,726
CSN Islands VIII Corp.
9.750% due 12/16/2013		$2,500	2,815
CSN Islands XI Corp.
6.875% due 09/21/2019		1,800	1,911
CSN Resources S.A.
6.500% due 07/21/2020		1,700	1,785
Embraer Overseas Ltd.
6.375% due 01/15/2020		1,400	1,509
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		3,600	3,321
7.500% due 05/04/2020		1,131	1,111
Hypermarcas S.A.
6.500% due 04/20/2021		2,050	1,840

Marfrig Overseas Ltd.
9.500% due 05/04/2020		3,800	2,831
Minerva Overseas II Ltd.
10.875% due 11/15/2019		600	536
Odebrecht Finance Ltd.
7.000% due 04/21/2020		600	645
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		1,175	1,163
Petrobras International Finance Co.
6.875% due 01/20/2040		2,500	2,915
7.875% due 03/15/2019		3,500	4,194
8.375% due 12/10/2018		200	245
Telemar Norte Leste S.A.
5.500% due 10/23/2020		2,024	2,004
Vale Overseas Ltd.
6.875% due 11/21/2036		850	970
6.875% due 11/10/2039		2,700	3,101

Total Brazil (Cost $59,727)			58,855

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Harvest Operations Corp.
6.875% due 10/01/2017		$500	520

Total Canada (Cost $514)			520

CAYMAN ISLANDS 9.1%
CORPORATE BONDS & NOTES 9.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$5,700	5,700
Agile Property Holdings Ltd.
10.000% due 11/14/2016		525	470
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,685	1,639
Country Garden Holdings Co. Ltd.
11.250% due 04/22/2017		300	261
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,910	2,961
EGE Haina Finance Co.
9.500% due 04/26/2017		3,500	3,570
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		500	452
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,730	3,377
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		2,022	1,636
0.000% due 11/30/2025		87	48
IPIC GMTN Ltd.
5.875% due 03/14/2021	EUR	350	443
JBS Finance II Ltd.
8.250% due 01/29/2018		$2,000	1,835
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		665	602
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,548	2,637
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,867	2,349
QNB FINANCE Ltd.
3.125% due 11/16/2015		3,070	3,066
Shimao Property Holdings Ltd.
9.650% due 08/03/2017		500	376
Voto-Votorantim Ltd.
6.750% due 04/05/2021		500	534

Total Cayman Islands (Cost $32,520)			31,956

CHILE 1.0%
CORPORATE BONDS & NOTES 1.0%
Colbun S.A.
6.000% due 01/21/2020		$1,900	2,020
E.CL S.A.
5.625% due 01/15/2021		1,500	1,592

Total Chile (Cost $3,464)			3,612

COLOMBIA 2.2%
CORPORATE BONDS & NOTES 2.2%
BanColombia S.A.
5.950% due 06/03/2021	$4,550	4,590
Ecopetrol S.A.
7.625% due 07/23/2019	2,635	3,201

Total Colombia (Cost $7,534)		7,791

CYPRUS 0.5%
CORPORATE BONDS & NOTES 0.5%
Evraz Group S.A.
8.250% due 11/10/2015	$1,700	1,711

Total Cyprus (Cost $1,883)		1,711

EGYPT 0.6%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export V Ltd.
3.563% due 12/07/2012	$300	298

CORPORATE BONDS & NOTES 0.5%
Nile Finance Ltd.
5.250% due 08/05/2015	1,800	1,674

Total Egypt (Cost $2,113)		1,972

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020	$2,400	2,418

Total Germany (Cost $2,619)		2,418

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$200	197
Citic Pacific Ltd.
6.625% due 04/15/2021	500	473

Total Hong Kong (Cost $670)		670

INDIA 1.5%
CORPORATE BONDS & NOTES 1.5%
Bank of Baroda
5.000% due 08/24/2016	$600	587
Bank of India
4.750% due 09/30/2015	1,000	967
ICICI Bank Ltd.
4.750% due 11/25/2016	2,600	2,484
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	500	503
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	594

Total India (Cost $5,340)		5,135

INDONESIA 1.8%
CORPORATE BONDS & NOTES 1.8%
Adaro Indonesia PT
7.625% due 10/22/2019	$925	1,015
Indosat Palapa Co. BV
7.375% due 07/29/2020	625	695
Listrindo Capital BV
9.250% due 01/29/2015	2,950	3,211
Majapahit Holding BV
8.000% due 08/07/2019	1,200	1,416

Total Indonesia (Cost $6,272)		6,337

IRELAND 4.3%
CORPORATE BONDS & NOTES 4.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$2,075	2,163
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.875% due 09/25/2017		800	764
Novatek Finance Ltd.
5.326% due 02/03/2016		3,300	3,341
RZD Capital Ltd.
5.739% due 04/03/2017		1,600	1,616
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		350	301
9.125% due 04/30/2018		2,500	2,459
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		1,525	1,514
6.902% due 07/09/2020		2,750	2,833

Total Ireland (Cost $15,460)			14,991

ISRAEL 2.5%
CORPORATE BONDS & NOTES 2.5%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$7,550	7,800
9.375% due 01/28/2020		700	808

Total Israel (Cost $9,162)			8,608

KAZAKHSTAN 1.1%
CORPORATE BONDS & NOTES 1.1%
KazMunayGas National Co.
7.000% due 05/05/2020		$1,200	1,273
8.375% due 07/02/2013		2,200	2,316
11.750% due 01/23/2015		100	118

Total Kazakhstan (Cost $3,665)			3,707

LUXEMBOURG 10.5%
CORPORATE BONDS & NOTES 10.5%
Evraz Group S.A.
9.500% due 04/24/2018		$1,350	1,389
Fiat Industrial Finance Europe S.A.
5.250% due 03/11/2015	EUR	1,150	1,384
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		$150	177
9.250% due 04/23/2019		9,225	11,013
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,363	1,450
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		4,770	4,967
9.000% due 06/11/2014		325	353
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,900	4,900
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		4,645	4,378
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018		525	445
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		1,850	1,845
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		3,920	4,028
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		400	360

Total Luxembourg (Cost $38,227)			36,689

MEXICO 4.9%
BANK LOAN OBLIGATIONS 0.2%
Sofomex S.A. de C.V.
3.794% due 04/27/2012		$600	597

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V.	172,485	75

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.7%
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	$325	329
BBVA Bancomer S.A.
4.500% due 03/10/2016	150	148
6.500% due 03/10/2021	5,400	5,231
Cemex S.A.B de C.V.
5.579% due 09/30/2015	1,200	905
9.000% due 01/11/2018	2,400	1,926
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	1,710	1,684
9.250% due 06/30/2020	700	691
Credito Real S.A. de C.V.
10.250% due 04/14/2015	2,000	2,050
Empresas ICA S.A.B. de C.V.
8.900% due 02/04/2021	1,500	1,358
Petroleos Mexicanos
6.500% due 06/02/2041	1,200	1,356
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019	900	959

		16,637

Total Mexico (Cost $19,673)		17,309

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	$500	563
Indo Integrated Energy II BV
9.750% due 11/05/2016	2,020	2,177

Total Netherlands (Cost $2,809)		2,740

PANAMA 1.2%
CORPORATE BONDS & NOTES 1.2%
AES El Salvador Trust
6.750% due 02/01/2016	$4,150	4,067

Total Panama (Cost $3,922)		4,067

PERU 1.3%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru
4.750% due 03/16/2016	$4,450	4,483

Total Peru (Cost $4,411)		4,483

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Energy Development Corp.
6.500% due 01/20/2021	$1,200	1,245

Total Philippines (Cost $1,210)		1,245

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027	$1,200	1,308

Total Qatar (Cost $1,323)		1,308

RUSSIA 3.9%
CORPORATE BONDS & NOTES 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$875	1,058
ALROSA Finance S.A.
7.750% due 11/03/2020		200	200
8.875% due 11/17/2014		6,140	6,708
Lukoil International Finance BV
6.125% due 11/09/2020		3,050	3,004
6.356% due 06/07/2017		300	306
SCF Capital Ltd.
5.375% due 10/27/2017		2,800	2,436

Total Russia (Cost $14,125)			13,712

SINGAPORE 1.6%
CORPORATE BONDS & NOTES 1.6%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$3,220	3,210
STATS ChipPAC Ltd.
5.375% due 03/31/2016		1,200	1,206
7.500% due 08/12/2015		1,200	1,260

Total Singapore (Cost $5,929)			5,676

SOUTH AFRICA 0.7%
CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$1,000	995
FirstRand Bank Ltd.
4.375% due 06/09/2016		850	855

			1,850

SOVEREIGN ISSUES 0.2%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		850	869

Total South Africa (Cost $2,729)			2,719

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 1.1%
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		$1,550	1,661
Hyundai Steel Co.
4.625% due 04/21/2016		475	474
Kia Motors Corp.
3.625% due 06/14/2016		350	347
Korea Electric Power Corp.
3.000% due 10/05/2015		700	705
Shinhan Bank
4.375% due 09/15/2015		500	511

Total South Korea (Cost $3,748)			3,698

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,140	1,406

Total Supranational (Cost $1,315)			1,406

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.5%
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	1,450	1,839

Total Sweden (Cost $2,089)			1,839

TURKEY 0.3%
CORPORATE BONDS & NOTES 0.3%
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		$1,230	1,119

Total Turkey (Cost $1,230)			1,119

UNITED ARAB EMIRATES 1.5%
CORPORATE BONDS & NOTES 1.5%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$1,349	1,468
DP World Ltd.
6.850% due 07/02/2037		3,990	3,631

Total United Arab Emirates (Cost $5,246)			5,099

UNITED STATES 2.2%
BANK LOAN OBLIGATIONS 0.4%
Chrysler Group LLC
6.000% due 05/24/2017		$1,393	1,322

			1,322

CORPORATE BONDS & NOTES 1.3%
American Airlines Pass-Through Trust
7.000% due 01/31/2018 ^		199	177
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,650	2,809
Hyundai Capital America
3.750% due 04/06/2016		1,175	1,173
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		350	338

			4,497

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.375% due 05/15/2041 (d)(e)(f)		1,400	1,820

Total United States (Cost $7,503)			7,639

VIRGIN ISLANDS (BRITISH) 4.0%
CORPORATE BONDS & NOTES 4.0%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$4,300	4,289
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,628
PCCW-HKT Capital No. 3 Ltd.
5.250% due 07/20/2015		1,000	1,055
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		910	987
TNK-BP Finance S.A.
7.875% due 03/13/2018		5,640	6,084

Total Virgin Islands (British) (Cost $14,101)			14,043

SHORT-TERM INSTRUMENTS 13.8%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$1,007	1,007

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $1,027. Repurchase proceeds are $1,007.)
SHORT-TERM NOTES 0.1%
Hipotecaria Su casita S.A. de C.V.
5.790% due 03/26/2012	MXN	17,999	451

U.S. TREASURY BILLS 0.3%
0.033% due 02/09/2012 - 05/31/2012 (a)(d)		$1,059	1,059

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.1%
	4,582,061	45,885

Total Short-Term Instruments (Cost $49,703)		48,402

PURCHASED OPTIONS (h) 0.0%
(Cost $95)		45
Total Investments 97.9% (Cost $351,970)		$342,777
Written Options (i) (0.1%) (Premiums $523)		(371)
Other Assets and Liabilities (Net) 2.2%		7,875

Net Assets 100.0%		$350,281

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $325 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $1,080 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	22	$30
90-Day Eurodollar September Futures	Long	09/2012	14	52
U.S. Treasury 10-Year Note March Futures	Long	03/2012	475	432

				$514

(f)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $455 and cash of $34 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	$15,400	$587	$(13)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	2,600	133	23
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	10,400	(1,043)	(387)
Receive	3-Month USD-LIBOR	3.000%	10/13/2021	1,200	(116)	(45)

					$(439)	$(422)

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.433%	$1,800	$3	$(5)	$8
Desarrolladora Homex S.A.B de C.V.	DUB	5.000%	09/20/2013	4.379%	2,370	29	(138)	167
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2015	1.011%	1,600	0	(4)	4
Export-Import Bank of China	HUS	1.000%	12/20/2012	1.210%	300	(1)	(4)	3
Financiera Independencia S.A.B. de C.V.	DUB	5.000%	09/20/2013	9.940%	1,330	(98)	(80)	(18)
Gazprom OAO Via Gazprom International S.A.	HUS	1.000%	09/20/2012	1.807%	1,550	(9)	(10)	1
National Bank of Abu Dhabi PJSC	HUS	1.000%	12/20/2012	1.002%	2,500	1	0	1
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.723%	200	(5)	(6)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%	200	1	(1)	2
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%	2,300	(59)	(79)	20
South Africa Government International Bond	BRC	1.000%	06/20/2015	1.701%	3,200	(74)	(38)	(36)
South Korea Government Bond	CBK	1.000%	06/20/2015	1.367%	1,600	(19)	17	(36)
TNK-BP Finance S.A.	HUS	1.000%	12/20/2012	2.602%	1,800	(27)	(56)	29
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	09/20/2013	5.749%	2,010	(18)	(81)	63
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%	800	(18)	(32)	14

						$(294)	$(517)	$223

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM	BRL 31,600	$223	$37	$186
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM	6,000	60	10	50

Pay	1-Year BRL-CDI	11.670%	01/02/2012	BRC	2,400	43	22	21
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM	18,000	324	145	179
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS	40,800	84	0	84
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL	17,000	367	0	367

						$1,101	$214	$887

(h)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$300	$18	$10
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	200	10	6
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	200	10	7
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	600	31	20

							$69	$43

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	BRC	$1.200	01/05/2012	EUR 2,500	$8	$1
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	5,300	18	1

					$26	$2

(i)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	26	$14	$(3)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	26	6	(15)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	79	23	(3)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	79	26	(67)

				$69	$(88)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$2,600	$3	$(1)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	2,600	3	(10)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	6,600	32	(9)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	15,600	55	(42)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	15,600	55	(50)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012	5,200	4	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	5,200	4	(18)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	31,300	43	(6)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	31,300	43	(115)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	18,200	150	(7)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	1,200	17	(6)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	800	8	(4)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	1,500	18	(7)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	1,500	17	(7)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	200	2	(1)

							$454	$(283)

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	5,486	01/2012	HUS	$17	$0	$17
Sell		5,486	01/2012	HUS	0	(75)	(75)
Buy		5,486	01/2012	UAG	0	(122)	(122)
Sell		5,486	01/2012	UAG	0	(17)	(17)
Buy		1,395	03/2012	HUS	2	0	2
Sell		5,486	03/2012	UAG	124	0	124
Buy	CNY	7,901	06/2012	CBK	1	0	1
Sell		7,901	06/2012	UAG	0	(1)	(1)
Buy		13,413	10/2012	GST	5	0	5
Sell		13,413	10/2012	UAG	2	0	2
Buy		12,420	02/2013	BRC	0	(34)	(34)
Sell		12,420	02/2013	UAG	5	0	5
Buy	EUR	1,444	01/2012	BRC	0	(116)	(116)
Sell		3,162	01/2012	BRC	250	0	250
Sell		552	01/2012	CBK	1	0	1
Sell		2,994	01/2012	DUB	255	0	255

Buy		2,363	01/2012	FBL	0	(98)	(98)
Sell		2,363	01/2012	GST	42	0	42
Buy		106	01/2012	JPM	0	(8)	(8)
Buy		2,363	02/2012	GST	0	(42)	(42)
Buy	INR	74,093	07/2012	JPM	0	(112)	(112)
Sell		74,093	07/2012	UAG	54	0	54
Buy	KRW	3,920,465	02/2012	CBK	0	(139)	(139)
Sell		3,920,465	02/2012	UAG	59	0	59
Buy	MXN	92	03/2012	BRC	0	0	0
Sell		68,326	03/2012	CBK	0	(43)	(43)
Buy		68,326	03/2012	HUS	0	(168)	(168)
Sell		7,533	03/2012	JPM	0	(2)	(2)

					$817	$(977)	$(160)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Austria
Corporate Bonds & Notes	$0	$647	$0	$647
Barbados
Corporate Bonds & Notes	0	5,525	0	5,525
Bermuda
Corporate Bonds & Notes	0	15,084	0	15,084
Brazil
Corporate Bonds & Notes	0	57,129	1,726	58,855
Canada
Corporate Bonds & Notes	0	520	0	520
Cayman Islands
Corporate Bonds & Notes	0	27,923	4,033	31,956
Chile
Corporate Bonds & Notes	0	3,612	0	3,612
Colombia
Corporate Bonds & Notes	0	7,791	0	7,791
Cyprus
Corporate Bonds & Notes	0	1,711	0	1,711
Egypt
Bank Loan Obligations	0	298	0	298
Corporate Bonds & Notes	0	1,674	0	1,674
Germany
Corporate Bonds & Notes	0	2,418	0	2,418
Hong Kong
Corporate Bonds & Notes	0	670	0	670
India
Corporate Bonds & Notes	0	5,135	0	5,135
Indonesia
Corporate Bonds & Notes	0	6,337	0	6,337
Ireland
Corporate Bonds & Notes	0	14,991	0	14,991
Israel
Corporate Bonds & Notes	0	8,608	0	8,608
Kazakhstan
Corporate Bonds & Notes	0	3,707	0	3,707
Luxembourg
Corporate Bonds & Notes	0	36,689	0	36,689
Mexico
Bank Loan Obligations	0	0	597	597
Common Stocks	0	0	75	75
Corporate Bonds & Notes	0	16,637	0	16,637
Netherlands
Corporate Bonds & Notes	0	2,740	0	2,740
Panama
Corporate Bonds & Notes	0	4,067	0	4,067
Peru
Corporate Bonds & Notes	0	4,483	0	4,483
Philippines
Corporate Bonds & Notes	0	1,245	0	1,245
Qatar
Corporate Bonds & Notes	0	1,308	0	1,308
Russia
Corporate Bonds & Notes	0	13,712	0	13,712
Singapore
Corporate Bonds & Notes	0	5,676	0	5,676
South Africa
Corporate Bonds & Notes	0	1,850	0	1,850
Sovereign Issues	0	869	0	869
South Korea
Corporate Bonds & Notes	0	3,698	0	3,698
Supranational
Corporate Bonds & Notes	0	1,406	0	1,406
Sweden
Corporate Bonds & Notes	0	1,839	0	1,839

Turkey
Corporate Bonds & Notes	0	1,119	0	1,119
United Arab Emirates
Corporate Bonds & Notes	0	5,099	0	5,099
United States
Bank Loan Obligations	0	1,322	0	1,322
Corporate Bonds & Notes	0	4,320	177	4,497
U.S. Treasury Obligations	0	1,820	0	1,820
Virgin Islands (British)
Corporate Bonds & Notes	0	14,043	0	14,043
Short-Term Instruments
Repurchase Agreements	0	1,007	0	1,007
Short-Term Notes	0	0	451	451
U.S. Treasury Bills	0	1,059	0	1,059
PIMCO Short-Term Floating NAV Portfolio	45,885	0	0	45,885
Purchased Options
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	43	0	43
	$45,885	$289,833	$7,059	$342,777

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	236	77	313
Foreign Exchange Contracts	0	817	0	817
Interest Rate Contracts	514	910	0	1,424
	$514	$1,963	$77	$2,554

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(72)	(18)	(90)
Foreign Exchange Contracts	0	(977)	0	(977)
Interest Rate Contracts	0	(816)	0	(816)

	$0	$(1,865)	$(18)	$(1,883)

Totals	$46,399	$289,931	$7,118	$343,448

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$6,309	$0	$0	$(94)	$0	$(45)	$0	$(4,444)	$1,726	$(117)
Cayman Islands
Corporate Bonds & Notes	3,655	1,187	(1,016)	96	143	(32)	0	0	4,033	61
Mexico
Bank Loan Obligations	794	599	(800)	0	0	4	0	0	597	(2)
Common Stocks	0	1,165	0	0	0	(1,090)	0	0	75	(1,090)
United States
Corporate Bonds & Notes	194	0	(1)	0	0	(16)	0	0	177	(16)
Short-Term Instruments
Short-Term Notes	0	5,042	(3,142)	(147)	0	(1,302)	0	0	451	(1,302)

	10,952	7,993	(4,959)	(145)	143	(2,481)	0	(4,444)	7,059	(2,466)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$42	$0	$0	$0	$0	$64	$0	$(29)	$77	$73

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$0	$0	$0	$(18)	$0	$0	$(18)	$(18)

Totals	$10,994	$7,993	$(4,959)	$(145)	$143	$(2,435)	$0	$(4,473)	$7,118	$(2,411)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Westpac Banking Corp.
0.734% due 12/14/2012		$38,000	$38,047

Total Australia (Cost $38,000)			38,047

BARBADOS 0.1%
CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014		$6,500	6,906

Total Barbados (Cost $6,915)			6,906

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Qtel International Finance Ltd.
6.500% due 06/10/2014		$7,500	8,201

Total Bermuda (Cost $8,194)			8,201

BRAZIL 4.7%
CORPORATE BONDS & NOTES 1.4%
Banco Bradesco S.A.
2.561% due 05/16/2014		$20,600	20,233
Banco do Brasil S.A.
3.359% due 07/02/2014		5,700	5,696
4.500% due 01/22/2015		10,100	10,494
Banco Santander Brasil S.A.
2.659% due 03/18/2014		36,300	34,604
Banco Votorantim Ltd.
3.574% due 03/28/2014		7,900	7,821

			78,848

SOVEREIGN ISSUES 3.3%
Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,650
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (b)	BRL	1,900	2,223
10.000% due 01/01/2013		35,513	19,024
10.000% due 01/01/2014		25,095	13,321
10.000% due 01/01/2017		293,649	151,263

			188,481

Total Brazil (Cost $273,222)			267,329

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Bank of Montreal
2.850% due 06/09/2015		$20,000	20,752
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		900	930

Total Canada (Cost $21,753)			21,682

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.852% due 06/27/2015		$651	638
Hyundai Capital Auto Funding Ltd.
1.285% due 09/20/2016		5,100	5,129

			5,767

CORPORATE BONDS & NOTES 0.0%
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	300	401

Total Cayman Islands (Cost $6,074)			6,168

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,078

Total Chile (Cost $1,064)			1,078

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		$1,699	1,836
5.250% due 07/29/2014		1,512	1,632

Total China (Cost $3,362)			3,468

COLOMBIA 1.5%
SOVEREIGN ISSUES 1.5%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	469
Colombia Government International Bond
2.252% due 11/16/2015		$13,760	13,829
4.109% due 03/18/2013		1,400	1,429
8.250% due 12/22/2014		13,570	16,114
10.000% due 01/23/2012		15,370	15,420
10.750% due 01/15/2013		9,017	9,896
12.000% due 10/22/2015	COP	40,126,000	26,653

Total Colombia (Cost $82,922)			83,810

CURACAO 0.6%
CORPORATE BONDS & NOTES 0.6%
Teva Pharmaceutical Finance Co. BV
1.344% due 11/08/2013		$32,500	32,649

Total Curacao (Cost $32,500)			32,649

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export III Ltd.
4.046% due 04/08/2013		$1,154	1,149
Petroleum Export V Ltd.
3.563% due 12/07/2012		3,109	3,095

			4,244

CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		100	93

Total Egypt (Cost $4,366)			4,337

FRANCE 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		$15,000	14,422
Dexia Credit Local S.A.
0.644% due 01/12/2012		43,400	43,393

Total France (Cost $58,400)			57,815

GERMANY 2.5%
CORPORATE BONDS & NOTES 2.5%
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		$136,750	145,981
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	394	481

Total Germany (Cost $146,830)			146,462

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$4,860	5,346

Total Guatemala (Cost $5,320)			5,346

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	723

Total Hungary (Cost $983)			723

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
ICICI Bank Ltd.
2.256% due 02/24/2014		$5,600	5,320
5.750% due 01/12/2012		4,950	4,953
6.625% due 10/03/2012		7,000	7,170
State Bank of India
0.837% due 02/15/2012		15,700	15,627
4.500% due 07/27/2015		3,900	3,861

Total India (Cost $37,484)			36,931

INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond
6.750% due 03/10/2014		$7,000	7,586
10.375% due 05/04/2014		100	118

Total Indonesia (Cost $7,776)			7,704

IRELAND 2.5%
CORPORATE BONDS & NOTES 2.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,350	4,386
5.670% due 03/05/2014		$23,610	24,613
6.103% due 06/27/2012		67,240	68,761
7.700% due 08/07/2013		9,000	9,703
DanFin Funding Ltd.
1.103% due 07/16/2013		34,000	34,002

Total Ireland (Cost $141,115)			141,465

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.906% due 02/24/2014		$14,000	12,334

Total Italy (Cost $14,000)			12,334

KAZAKHSTAN 2.7%
CORPORATE BONDS & NOTES 2.7%
KazMunayGas National Co.
8.375% due 07/02/2013		$106,815	112,423
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		42,801	44,031

Total Kazakhstan (Cost $157,767)			156,454

LUXEMBOURG 3.5%
CORPORATE BONDS & NOTES 3.5%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	7,402
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	400,000	5,170
5.092% due 11/29/2015		$300	305

7.343% due 04/11/2013		2,100	2,189
7.510% due 07/31/2013		5,000	5,312
8.125% due 07/31/2014		1,500	1,624
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		2,997	3,189
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		2,500	2,603
7.175% due 05/16/2013		18,515	19,325
7.500% due 03/25/2013	RUB	710,000	21,970
9.000% due 06/11/2014		$10,100	10,959
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,500	1,523
6.468% due 07/02/2013		31,870	33,543
6.480% due 05/15/2013		32,900	34,668
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		21,300	22,764
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,227	1,262
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		26,400	27,060

Total Luxembourg (Cost $201,857)			200,868

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	25,114
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,048

Total Malaysia (Cost $25,974)			26,162

MEXICO 2.2%
BANK LOAN OBLIGATIONS 0.1%
Sofomex S.A. de C.V.
3.794% due 04/27/2012		$8,600	8,561

CORPORATE BONDS & NOTES 0.5%
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		1,950	2,169
BBVA Bancomer S.A.
6.500% due 03/10/2021		950	920
7.250% due 04/22/2020		350	352
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		700	689
Pemex Project Funding Master Trust
1.127% due 12/03/2012		5,000	4,977
7.500% due 12/18/2013	GBP	400	669
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	214,500	16,609

			26,385

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
6.000% due 06/18/2015		181,300	13,337
7.500% due 06/21/2012		928,545	67,594
8.000% due 06/11/2020		160,900	12,839

			93,770

Total Mexico (Cost $140,659)			128,716

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$2,100	2,367
10.500% due 03/25/2014		14,850	16,731
NXP BV
4.322% due 10/15/2013	EUR	4,849	6,214
Volkswagen International Finance NV
1.191% due 04/01/2014		$25,900	25,397
Waha Aerospace BV
3.925% due 07/28/2020		13,221	13,604

Total Netherlands (Cost $65,794)			64,313

PANAMA 0.7%
SOVEREIGN ISSUES 0.7%
Panama Government International Bond
7.250% due 03/15/2015		$26,470	30,639
9.375% due 07/23/2012		8,285	8,650

Total Panama (Cost $38,297)			39,289

PERU 0.1%
SOVEREIGN ISSUES 0.1%
Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,076

Total Peru (Cost $8,076)			8,076

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
8.250% due 01/15/2014		$229	259
8.875% due 03/17/2015		7,860	9,550

Total Philippines (Cost $9,319)			9,809

POLAND 3.2%
SOVEREIGN ISSUES 3.2%
Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	13,858
0.000% due 10/25/2012		261,300	73,059
4.750% due 04/25/2012		50,200	14,564
4.770% due 01/25/2015		59,724	17,273
5.000% due 04/25/2016		2,700	780
5.500% due 04/25/2015		84,360	24,813
5.750% due 04/25/2014		32,000	9,451
6.250% due 07/03/2012		$30,000	30,866

Total Poland (Cost $214,815)			184,664

QATAR 1.5%
CORPORATE BONDS & NOTES 1.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$56,750	57,701
5.500% due 09/30/2014		3,150	3,386
5.832% due 09/30/2016		4,942	5,300

			66,387

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		11,700	12,303
5.150% due 04/09/2014		6,500	6,979

			19,282

Total Qatar (Cost $85,280)			85,669

RUSSIA 1.3%
CORPORATE BONDS & NOTES 1.0%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$19,022	19,522
VimpelCom Holdings BV
4.576% due 06/29/2014		38,100	37,441

			56,963

SOVEREIGN ISSUES 0.3%
Russia Government International Bond
3.625% due 04/29/2015		14,900	15,012
7.850% due 03/10/2018	RUB	5,000	158

			15,170

Total Russia (Cost $72,494)			72,133

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$3,500	3,675

Total Singapore (Cost $3,701)			3,675

SOUTH AFRICA 3.5%
SOVEREIGN ISSUES 3.5%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,113
6.500% due 06/02/2014		$54,397	59,837
6.750% due 03/31/2021	ZAR	37,000	4,233
7.375% due 04/25/2012		$102,553	104,481
8.250% due 09/15/2017	ZAR	94,100	12,136
13.500% due 09/15/2015		140,000	21,134

Total South Africa (Cost $209,421)			203,934

SOUTH KOREA 3.4%
CORPORATE BONDS & NOTES 0.4%
Korea Electric Power Corp.
3.000% due 10/05/2015		$1,200	1,209
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,300	4,660
Shinhan Bank
1.761% due 11/16/2012		15,900	15,828

			21,697

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	64,400	49,640
1.592% due 03/13/2012		$32,065	32,048
1.704% due 02/14/2013	EUR	7,600	9,665
5.500% due 10/17/2012		$22,515	23,094
5.750% due 05/22/2013	EUR	800	1,073
5.875% due 01/14/2015		$300	323
8.125% due 01/21/2014		8,510	9,449
Korea Development Bank
0.768% due 11/22/2012		13,100	12,961
1.596% due 04/03/2014	EUR	1,000	1,297
5.300% due 01/17/2013		$11,213	11,589
5.750% due 05/13/2012		4,800	4,860
5.750% due 09/10/2013		2,310	2,445
8.000% due 01/23/2014		4,470	4,921
Korea Government Bond
4.250% due 06/01/2013		5,000	5,195
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,450	2,543

			171,103

Total South Korea (Cost $193,738)			192,800

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	5,106
4.250% due 03/13/2013		2,800	90

Total Thailand (Cost $5,426)			5,196

TUNISIA 1.2%
SOVEREIGN ISSUES 1.2%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	100	132
7.375% due 04/25/2012		$69,919	71,317

Total Tunisia (Cost $71,111)			71,449

TURKEY 2.8%
SOVEREIGN ISSUES 2.8%
Turkey Government International Bond
0.000% due 01/25/2012	TRY	250,000	131,241
0.000% due 04/25/2012		7,110	3,634
0.000% due 02/20/2013		13,000	6,095
4.000% due 04/29/2015 (b)		6,936	3,739
11.500% due 01/23/2012		$14,119	14,207

Total Turkey (Cost $181,804)			158,916

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		$13,400	13,719
5.500% due 04/08/2014		11,700	12,768

Total United Arab Emirates (Cost $26,290)			26,487

UNITED KINGDOM 2.7%
CORPORATE BONDS & NOTES 2.7%
Barclays Bank PLC
10.179% due 06/12/2021		$15,240	16,187
FCE Bank PLC
7.125% due 01/16/2012	EUR	100	130
7.125% due 01/15/2013		300	398
HBOS PLC
0.728% due 09/06/2017		$2,000	1,416
ICICI Bank UK PLC
1.132% due 02/27/2012		2,750	2,741
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012		66,900	66,894
1.316% due 04/23/2012		58,100	58,193
Santander UK PLC
1.774% due 08/28/2017 (j)	EUR	1,500	1,626
1.806% due 10/10/2017		700	690
Vodafone Group PLC
0.792% due 02/27/2012		$6,131	6,132
5.350% due 02/27/2012		1,800	1,812

Total United Kingdom (Cost $156,303)			156,219

UNITED STATES 8.5%
ASSET-BACKED SECURITIES 0.1%
ACE Securities Corp.
0.344% due 12/25/2036		$39	39
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036		71	69
0.374% due 10/25/2036		133	123
Carrington Mortgage Loan Trust
0.394% due 06/25/2037		1,647	1,477
0.614% due 10/25/2035		167	154
Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037		162	155
0.354% due 07/25/2045		383	263
Countrywide Asset-Backed Certificates
0.394% due 09/25/2047		123	121
Credit-Based Asset Servicing & Securitization LLC
0.414% due 07/25/2037		90	64
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		60	18
GSAA Trust
0.594% due 05/25/2047		700	380
GSAMP Trust
0.364% due 12/25/2036		177	117
HSBC Asset Loan Obligation
0.354% due 12/25/2036		94	67
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		23	23
0.404% due 08/25/2036		3,902	1,128
MASTR Asset-Backed Securities Trust
0.344% due 01/25/2037		318	70
Morgan Stanley Mortgage Loan Trust
0.524% due 02/25/2037		528	185
New Century Home Equity Loan Trust
0.474% due 05/25/2036		733	367

Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037		129	109
0.354% due 12/25/2036 ^		379	83
0.374% due 11/25/2036 ^		277	63
Structured Asset Securities Corp.
0.374% due 01/25/2037		81	79

			5,154

CORPORATE BONDS & NOTES 6.3%
Ally Financial, Inc.
3.649% due 02/11/2014		8,600	8,171
6.625% due 05/15/2012		3,750	3,797
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	13,783
Anheuser-Busch InBev Worldwide, Inc.
1.304% due 03/26/2013		1,500	1,508
3.000% due 10/15/2012		12,000	12,191
CIT Group, Inc.
5.250% due 04/01/2014		8,700	8,711
Citibank N.A.
0.567% due 09/21/2012		16,030	16,064
Citigroup Funding, Inc.
0.758% due 04/30/2012		12,985	13,017
Dow Chemical Co.
4.850% due 08/15/2012		900	921
Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,876
6.250% due 01/15/2012		900	901
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		800	871
General Electric Capital Corp.
0.388% due 05/08/2012		52,500	52,575
0.511% due 04/10/2012		14,000	14,004
0.784% due 12/07/2012		12,500	12,570
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	4,400	5,564
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		$1,000	896
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,974	1,883
7.875% due 05/08/2018 ^	GBP	5,000	2,252
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		$2,300	2,256
MetLife Institutional Funding II
1.481% due 04/04/2014		20,000	19,969
Metropolitan Life Global Funding I
0.796% due 03/15/2012		4,100	4,098
Morgan Stanley
0.913% due 06/20/2012		25,000	25,091
PACCAR, Inc.
1.718% due 09/14/2012		8,000	8,068
Pemex Project Funding Master Trust
1.127% due 12/03/2012		48,159	47,942
6.250% due 08/05/2013	EUR	2,050	2,802
SLM Corp.
5.375% due 05/15/2014		$1,100	1,102
SSIF Nevada LP
1.101% due 04/14/2014		37,000	36,438
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,219
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,792
Verizon Communications, Inc.
1.184% due 03/28/2014		27,500	27,483
Wachovia Corp.
0.546% due 04/23/2012		9,700	9,709
XTO Energy, Inc.
7.500% due 04/15/2012		2,042	2,083

			365,607

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034		505	446
Countrywide Alternative Loan Trust
5.065% due 10/25/2035		364	243
Countrywide Home Loan Mortgage Pass-Through Trust
2.697% due 04/20/2035		2,625	2,311
5.242% due 02/20/2036		502	330
Credit Suisse First Boston Mortgage Securities Corp.
2.399% due 06/25/2033		1,600	1,467
Morgan Stanley Capital
0.339% due 10/15/2020		433	431

Sovereign Commercial Mortgage Securities Trust
5.893% due 07/22/2030		459	470
Structured Adjustable Rate Mortgage Loan Trust
2.532% due 07/25/2034		3,305	2,864

			8,562

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
1.418% due 07/01/2044		157	159
1.420% due 06/01/2043		451	454
2.215% due 11/01/2035		132	137
5.067% due 09/01/2035		207	222
5.122% due 11/01/2035		245	263
5.184% due 10/01/2035		270	289
5.208% due 08/01/2035		298	319
5.302% due 09/01/2035		242	259
Freddie Mac
0.574% due 09/25/2031		269	256
2.481% due 08/01/2035		36	38
5.000% due 07/01/2025 - 12/01/2041		80,000	86,046

			88,442

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.375% due 05/15/2041 (d)(f)(g)		21,200	27,563

Total United States (Cost $497,174)			495,328

VENEZUELA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$4,200	3,297

SOVEREIGN ISSUES 0.0%
Venezuela Government International Bond
8.500% due 10/08/2014		200	187

Total Venezuela (Cost $3,452)			3,484

VIRGIN ISLANDS (BRITISH) 0.8%
CORPORATE BONDS & NOTES 0.8%
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		$1,800	1,953
TNK-BP Finance S.A.
6.125% due 03/20/2012		25,800	26,155
7.500% due 03/13/2013		19,310	20,179

Total Virgin Islands (British) (Cost $48,250)			48,287

SHORT-TERM INSTRUMENTS 45.7%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bradesco S.A.
1.950% due 01/24/2013		$21,000	21,166
Banco de Brasil New York
1.166% due 01/17/2012		2,500	2,497
Itau Unibanco Holding S.A.
0.000% due 01/17/2012		21,900	21,888

			45,551

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012		6,824	6,824
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $6,965. Repurchase proceeds are $6,824.)

SHORT-TERM NOTES 1.7%
Bank Negara Malaysia Monetary Notes
2.775% due 01/19/2012	MYR	38,600	12,163
2.916% due 01/10/2012		55,300	17,437
2.918% due 01/17/2012		29,700	9,359
2.924% due 01/17/2012		71,964	22,678
2.926% due 02/21/2012		24,500	7,699
2.931% due 02/16/2012		43,381	13,638
2.937% due 03/15/2012		21,241	6,661
2.944% due 01/10/2012		17,300	5,455

			95,090

JAPAN TREASURY BILLS 2.1%
0.102% due 02/13/2012	JPY	9,530,000	123,801

U.S. TREASURY BILLS 2.7%
0.037% due 01/19/2012 - 06/28/2012 (a)(d)(f)(g)		$158,422	158,398

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 38.3%
		220,467,085	2,207,757

Total Short-Term Instruments (Cost $2,637,630)			2,637,421

PURCHASED OPTIONS (i) 0.0%
(Cost $461)			28
Total Investments 101.8% (Cost $5,945,373)			$5,861,832
Other Assets and Liabilities (Net) (1.8%)			(102,866)

Net Assets 100.0%			$5,758,966

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $178,209 have been pledged as collateral as of December 31, 2011 for OTC swaps and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $6,771 at a weighted average interest rate of (0.447%). On December 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $1,711 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2012	292	$1,085
90-Day Eurodollar March Futures	Long	03/2012	200	(35)
Call Options Strike @ EUR 98.750 on 90-Day Euribor January Futures	Short	01/2012	292	(112)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	599	(600)

				$338

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $5,368 and cash of $68 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	$83,700	$(2,857)	$(1,124)
Receive	3-Month USD-LIBOR	1.800%	10/13/2016	80,050	(2,611)	(1,112)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	24,350	1,248	213
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	3,700	(1,326)	41
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	18,100	(5,536)	(2,907)

					$(11,082)	$(4,889)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	5.033%	$9,500	$381	$218	$163
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	5.033%	1,700	67	62	5
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	5.033%	1,700	69	80	(11)

							$517	$360	$157

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%		06/20/2012	4.846%	$1,000	$3	$(5)	$8
Brazil Government International Bond	BRC	1.000%		06/20/2012	0.648%	50,000	103	86	17
Brazil Government International Bond	CBK	1.000%		06/20/2012	0.648%	40,000	83	63	20
Brazil Government International Bond	DUB	1.000%		09/20/2013	0.994%	7,500	4	48	(44)
China Government International Bond	BRC	1.000%		09/20/2012	0.657%	2,100	6	13	(7)
China Government International Bond	JPM	1.000%		09/20/2012	0.657%	1,900	5	12	(7)
Colombia Government International Bond	JPM	1.000%		09/20/2012	0.515%	1,900	7	7	0
Export-Import Bank of China	BOA	1.000%		09/20/2016	2.174%	1,000	(50)	(28)	(22)
Export-Import Bank of China	MYC	1.000%		09/20/2016	2.174%	1,000	(51)	(27)	(24)
General Electric Capital Corp.	BPS	1.000%		09/20/2012	1.445%	10,000	(28)	(121)	93
Mexico Government International Bond	JPM	1.000%		09/20/2012	0.450%	1,900	8	7	1
Panama Government International Bond	JPM	1.000%		09/20/2012	0.548%	1,900	7	6	1
Pemex Project Funding Master Trust	DUB	1.000%		03/20/2016	1.501%	10,000	(200)	(160)	(40)
Penerbangan Malaysia A/S	JPM	1.000%		09/20/2012	0.669%	1,900	6	11	(5)
Penerbangan Malaysia A/S	MYC	1.000%		09/20/2012	0.669%	2,100	6	13	(7)
Qatar Government International Bond	MYC	1.000%		06/20/2016	1.176%	2,000	(14)	3	(17)

Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	2.042%	17,000	(122)	(152)	30

						$(227)	$(224)	$(3)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS	BRL	100,000	$56	$4	$52
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GLM		121,900	2,117	839	1,278
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS		87,500	180	16	164
Pay	1-Year BRL-CDI	12.070%	01/02/2013	DUB		119,700	1,304	0	1,304
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		144,500	(179)	(79)	(100)
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		8,600	161	(1)	162
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		23,300	447	19	428
Pay	1-Year BRL-CDI	13.720%	01/02/2017	BOA		18,200	1,170	73	1,097
Receive	3-Month USD-LIBOR	1.750%	11/16/2016	FBF		$3,100	(87)	0	(87)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HUS		48,700	2,469	251	2,218
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS	MXN	350,000	(199)	35	(233)

							$7,439	$1,156	$6,283

(i)	Purchased options outstanding on December 31, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	CBK	$1.200	01/05/2012	EUR	62,900	$218	$14
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		34,800	137	7
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		34,100	106	7

						$461	$28

(j)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.774%	08/28/2017	03/31/2011	$1,970	$1,626	0.03%

(k)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	01/01/2042	$80,000	$85,495	$(85,975)
Freddie Mac	6.000%	01/01/2042	2,000	2,181	(2,197)

				$87,676	$(88,172)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	13,343	01/2012	CBK	$0	$(347)	$(347)
Sell		13,343	01/2012	CBK	0	(40)	(40)
Buy		75,801	01/2012	GST	0	(1,333)	(1,333)
Sell		75,801	01/2012	GST	0	(229)	(229)
Buy		160,762	01/2012	HUS	435	(416)	19
Sell		160,762	01/2012	HUS	0	(2,130)	(2,130)
Buy		8,970	01/2012	JPM	0	(191)	(191)
Sell		8,970	01/2012	JPM	0	(27)	(27)
Buy		5,396	01/2012	MSC	0	(107)	(107)
Sell		5,396	01/2012	MSC	0	(16)	(16)
Buy		24,225	01/2012	UAG	9	(246)	(237)
Sell		24,225	01/2012	UAG	0	(73)	(73)
Sell		75,801	03/2012	GST	1,380	0	1,380
Buy	CLP	7,362,154	03/2012	BRC	0	(1,303)	(1,303)
Buy		565,730	03/2012	HUS	0	(20)	(20)

Sell		3,914,454	03/2012	HUS	0	(44)	(44)
Buy		35,089,884	03/2012	MSC	0	(981)	(981)
Sell		3,639,825	03/2012	MSC	0	(14)	(14)
Buy		26,234,607	03/2012	UAG	0	(1,592)	(1,592)
Sell		1,550,250	03/2012	UAG	41	0	41
Buy	CNY	56,629	02/2012	BRC	75	0	75
Buy		202,024	02/2012	DUB	664	0	664
Sell		95,651	02/2012	DUB	1	0	1
Buy		82,584	02/2012	GST	266	0	266
Buy		40,930	02/2012	HUS	131	0	131
Buy		120,132	02/2012	JPM	303	0	303
Buy		19,863	02/2012	UAG	135	0	135
Buy		62,000	06/2012	CBK	46	0	46
Sell		44,190	06/2012	CBK	13	0	13
Buy		40,584	06/2012	DUB	13	(16)	(3)
Sell		97,593	06/2012	DUB	0	(108)	(108)
Buy		48,317	06/2012	GST	33	0	33
Buy		284,311	06/2012	HUS	55	(92)	(37)
Buy		85,330	06/2012	JPM	11	(118)	(107)
Buy		32,040	06/2012	MSC	35	0	35
Buy		63,630	06/2012	RYL	0	0	0
Buy		378,764	06/2012	UAG	0	(276)	(276)
Sell		96,289	06/2012	UAG	57	0	57
Sell		30,784	10/2012	JPM	1	0	1
Buy		6,235	02/2013	BRC	0	(24)	(24)
Buy		99,102	02/2013	DUB	0	(183)	(183)
Buy		158,225	02/2013	GST	0	(231)	(231)
Buy		63,005	02/2013	JPM	0	(137)	(137)
Sell		55,728	02/2013	MSC	0	(114)	(114)
Buy		25,892	08/2013	DUB	31	0	31
Buy		50,000	04/2014	RYL	0	(431)	(431)
Buy		11,918	09/2015	CBK	0	(170)	(170)
Buy		61,375	09/2015	DUB	0	(667)	(667)
Buy		29,900	04/2016	DUB	0	(424)	(424)
Buy	COP	9,060,000	02/2012	BRC	0	(305)	(305)
Sell		3,393,250	02/2012	CBK	0	(8)	(8)
Buy		81,154,327	02/2012	DUB	0	(3,003)	(3,003)
Buy		1,800,500	02/2012	MSC	0	(67)	(67)
Buy		41,998,374	02/2012	UAG	0	(1,426)	(1,426)
Buy	CZK	4,363,267	02/2012	BRC	0	(20,497)	(20,497)
Buy		3,631,256	02/2012	CBK	0	(14,154)	(14,154)
Sell		130,061	02/2012	CBK	78	(14)	64
Buy		241,610	02/2012	DUB	83	0	83
Buy		163,961	02/2012	GST	83	0	83
Buy		119,587	02/2012	HUS	25	0	25
Buy		601,208	02/2012	JPM	0	(2,264)	(2,264)
Sell	EUR	88	01/2012	BRC	7	0	7
Sell		159	01/2012	DUB	14	0	14
Sell		57,950	01/2012	FBL	2,415	0	2,415
Buy		57,950	01/2012	GST	0	(1,029)	(1,029)
Buy		5,277	01/2012	MSC	0	(76)	(76)
Buy		1,115	01/2012	RBC	0	(91)	(91)
Sell		57,950	02/2012	GST	1,032	0	1,032
Sell	GBP	1,946	01/2012	BRC	29	0	29
Buy		1,946	01/2012	RBC	0	(25)	(25)
Sell		1,946	02/2012	RBC	25	0	25
Buy	HKD	1,558,896	02/2012	BRC	44	0	44
Sell		38,906	02/2012	BRC	0	(10)	(10)
Buy		381,100	02/2012	CBK	154	0	154
Sell		295,104	02/2012	DUB	0	(1)	(1)
Buy		1,826,900	02/2012	FBL	734	0	734
Sell		278,932	02/2012	HUS	0	(19)	(19)
Buy		1,366,100	02/2012	UAG	269	0	269
Buy	HUF	2,003,246	01/2012	CBK	0	(704)	(704)
Buy		24,109	01/2012	DUB	0	(1)	(1)
Buy		509,668	01/2012	FBL	1	(11)	(10)
Buy		2,422,354	01/2012	HUS	0	(69)	(69)
Buy		458,280	01/2012	JPM	0	(21)	(21)
Buy		1,162,320	01/2012	UAG	0	(35)	(35)
Buy	IDR	43,785,000	01/2012	BOA	0	(74)	(74)
Buy		46,540,000	01/2012	BRC	54	0	54
Buy		247,278,000	01/2012	CBK	0	(541)	(541)
Buy		22,416,000	01/2012	DUB	0	(154)	(154)
Buy		34,867,000	01/2012	HUS	0	(139)	(139)
Buy		219,590,000	01/2012	JPM	207	(593)	(386)
Buy		377,896,665	01/2012	UAG	0	(1,252)	(1,252)
Buy		391,315,424	07/2012	HUS	0	(2,647)	(2,647)
Buy		43,875,000	07/2012	JPM	0	(350)	(350)
Buy	ILS	135,325	01/2012	CBK	0	(3,934)	(3,934)
Sell		7,544	01/2012	DUB	21	0	21
Buy		233,121	01/2012	GST	0	(6,186)	(6,186)
Sell		11,325	01/2012	GST	29	0	29
Buy		288,775	01/2012	HUS	0	(7,397)	(7,397)
Sell		195,430	01/2012	JPM	50	(3)	47
Buy		142,012	01/2012	MSC	0	(3,747)	(3,747)
Sell		18,225	01/2012	MSC	62	0	62

Buy		182,116	07/2012	JPM	0	(28)	(28)
Buy		18,225	07/2012	MSC	0	(57)	(57)
Buy	INR	3,314,752	07/2012	BRC	0	(6,491)	(6,491)
Buy		939,680	07/2012	CBK	0	(1,150)	(1,150)
Buy		4,132,005	07/2012	UAG	0	(4,598)	(4,598)
Buy	JPY	413,881	01/2012	CBK	38	0	38
Sell		3,082,468	01/2012	DUB	97	0	97
Sell		9,530,000	02/2012	JPM	0	(1,757)	(1,757)
Sell	KRW	1,299,867	02/2012	BRC	40	0	40
Sell		572,400	02/2012	DUB	9	0	9
Sell		9,396,920	02/2012	JPM	136	0	136
Buy		72,036,098	02/2012	UAG	0	(2,126)	(2,126)
Buy	MXN	1,550,665	03/2012	BRC	2	(2,014)	(2,012)
Buy		1,077,659	03/2012	CBK	0	(2,209)	(2,209)
Buy		54,595	03/2012	DUB	0	(110)	(110)
Sell		62,737	03/2012	DUB	46	0	46
Sell		46,478	03/2012	GST	20	0	20
Buy		176,229	03/2012	HUS	14	(167)	(153)
Buy		1,814,985	03/2012	JPM	20	(2,835)	(2,815)
Buy		193,053	03/2012	MSC	0	(6)	(6)
Sell		91,482	03/2012	MSC	392	0	392
Buy		3,920,331	03/2012	UAG	0	(9,894)	(9,894)
Sell		335,094	03/2012	UAG	176	0	176
Buy	MYR	1,781	02/2012	HUS	6	0	6
Sell		19,353	04/2012	BRC	198	0	198
Buy		38,366	04/2012	CBK	0	(359)	(359)
Sell		1,583	04/2012	DUB	3	0	3
Sell		31,345	04/2012	JPM	0	(54)	(54)
Buy		70,766	04/2012	UAG	0	(1,099)	(1,099)
Buy	PEN	13,760	02/2012	BRC	89	0	89
Sell		14,095	02/2012	CBK	0	(213)	(213)
Buy		193,274	02/2012	DUB	1,578	0	1,578
Buy		2,694	02/2012	JPM	23	0	23
Buy		108,211	02/2012	MSC	815	0	815
Buy	PHP	804,311	03/2012	BRC	0	(249)	(249)
Sell		638,484	03/2012	BRC	8	(9)	(1)
Buy		3,755,579	03/2012	CBK	0	(747)	(747)
Buy		153,462	03/2012	DUB	0	(23)	(23)
Sell		621,070	03/2012	DUB	5	(3)	2
Buy		66,000	03/2012	HUS	0	(11)	(11)
Buy		3,096,922	03/2012	JPM	0	(534)	(534)
Sell		34,776	03/2012	JPM	7	0	7
Buy		71,658	03/2012	MSC	0	(11)	(11)
Sell		44,520	03/2012	MSC	0	(15)	(15)
Buy	PLN	64,265	02/2012	BRC	0	(197)	(197)
Buy		53,445	02/2012	CBK	0	(1,931)	(1,931)
Sell		40,516	02/2012	CBK	803	0	803
Buy		3,223	02/2012	DUB	0	(29)	(29)
Buy		500,000	02/2012	FBL	0	(11,306)	(11,306)
Buy		13,577	02/2012	GST	0	(120)	(120)
Buy		781,807	02/2012	JPM	0	(17,470)	(17,470)
Buy		205,657	02/2012	UAG	0	(4,539)	(4,539)
Buy	RON	179,966	02/2012	CBK	0	(3,314)	(3,314)
Buy		165,000	02/2012	HUS	0	(2,548)	(2,548)
Buy		150,000	02/2012	JPM	0	(2,521)	(2,521)
Buy		87,373	02/2012	UAG	0	(2,321)	(2,321)
Sell	RUB	369,298	03/2012	BRC	219	0	219
Buy		2,036,498	03/2012	CBK	0	(6,114)	(6,114)
Sell		363,153	03/2012	CBK	207	0	207
Buy		110,913	03/2012	DUB	0	(148)	(148)
Sell		176,385	03/2012	HUS	90	0	90
Buy	SGD	223,543	02/2012	BRC	0	(1,755)	(1,755)
Buy		6,387	02/2012	DUB	0	(76)	(76)
Sell		26,026	02/2012	DUB	0	(13)	(13)
Buy		173,554	02/2012	GST	239	0	239
Buy		255,819	02/2012	HUS	352	0	352
Sell		40,162	02/2012	HUS	0	(111)	(111)
Buy		160,044	02/2012	JPM	0	(1,232)	(1,232)
Buy		7,449	02/2012	UAG	0	(69)	(69)
Sell		11,232	02/2012	UAG	0	(29)	(29)
Sell	THB	70,898	02/2012	BRC	49	0	49
Buy		891,281	02/2012	CBK	0	(185)	(185)
Sell		161,748	02/2012	CBK	118	0	118
Buy		2,000,035	02/2012	DUB	0	(133)	(133)
Sell		541,024	02/2012	DUB	96	(25)	71
Sell		139,804	02/2012	GST	102	0	102
Sell		157,150	02/2012	HUS	33	0	33
Sell		88,151	02/2012	JPM	64	0	64
Buy		2,836	02/2012	UAG	0	(1)	(1)
Buy	TRY	7,397	01/2012	BRC	0	(117)	(117)
Sell		3,608	01/2012	BRC	6	0	6
Buy		3,241	01/2012	CBK	19	0	19
Buy		78,496	01/2012	DUB	48	(1,755)	(1,707)
Buy		45,576	01/2012	GST	3	(603)	(600)
Buy		271,734	01/2012	HUS	0	(280)	(280)
Sell		21,109	01/2012	HUS	420	(3)	417

Buy		275,218	01/2012	JPM	0	(1,965)	(1,965)
Buy		9,417	04/2012	GST	0	(155)	(155)
Buy	TWD	3,982	01/2012	BPS	0	(8)	(8)
Buy		376,184	01/2012	BRC	0	(711)	(711)
Buy		1,513,680	01/2012	CBK	0	(2,813)	(2,813)
Buy		488,000	01/2012	DUB	0	(883)	(883)
Buy		400,000	01/2012	GST	0	(734)	(734)
Buy		272,568	01/2012	HUS	0	(512)	(512)
Buy		349,443	01/2012	JPM	0	(442)	(442)
Buy		300,000	01/2012	RYL	0	(554)	(554)
Buy	ZAR	44,643	01/2012	BRC	43	(94)	(51)
Buy		61,500	01/2012	CBK	41	0	41
Sell		73,241	01/2012	CBK	0	(190)	(190)
Buy		77,809	01/2012	DUB	54	0	54
Buy		1,732,537	01/2012	HUS	0	(5,589)	(5,589)
Sell		53,681	01/2012	HUS	0	(86)	(86)
Buy		81,357	01/2012	JPM	0	(108)	(108)
Buy		1,500	01/2012	UAG	7	0	7
Buy		40,739	04/2012	JPM	0	(38)	(38)

					$15,886	$(193,543)	$(177,657)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,047	$0	$38,047
Barbados
Corporate Bonds & Notes	0	6,906	0	6,906
Bermuda
Corporate Bonds & Notes	0	8,201	0	8,201
Brazil
Corporate Bonds & Notes	0	65,331	13,517	78,848
Sovereign Issues	0	188,481	0	188,481
Canada
Corporate Bonds & Notes	0	21,682	0	21,682
Cayman Islands
Asset-Backed Securities	0	1,242	4,525	5,767
Corporate Bonds & Notes	0	401	0	401
Chile
Corporate Bonds & Notes	0	1,078	0	1,078
China
Sovereign Issues	0	3,468	0	3,468
Colombia
Sovereign Issues	0	83,810	0	83,810
Curacao
Corporate Bonds & Notes	0	32,649	0	32,649
Egypt
Bank Loan Obligations	0	4,244	0	4,244
Corporate Bonds & Notes	0	93	0	93
France
Corporate Bonds & Notes	0	57,815	0	57,815
Germany
Corporate Bonds & Notes	0	146,462	0	146,462
Guatemala
Sovereign Issues	0	5,346	0	5,346
Hungary
Sovereign Issues	0	723	0	723
India
Corporate Bonds & Notes	0	36,931	0	36,931
Indonesia
Sovereign Issues	0	7,704	0	7,704
Ireland
Corporate Bonds & Notes	0	141,465	0	141,465
Italy
Corporate Bonds & Notes	0	12,334	0	12,334
Kazakhstan
Corporate Bonds & Notes	0	156,454	0	156,454
Luxembourg
Corporate Bonds & Notes	0	200,868	0	200,868
Malaysia
Corporate Bonds & Notes	0	26,162	0	26,162
Mexico
Bank Loan Obligations	0	0	8,561	8,561
Corporate Bonds & Notes	0	26,385	0	26,385
Sovereign Issues	0	93,770	0	93,770
Netherlands
Corporate Bonds & Notes	0	64,313	0	64,313
Panama
Sovereign Issues	0	39,289	0	39,289
Peru
Sovereign Issues	0	8,076	0	8,076

Philippines
Sovereign Issues	0	9,809	0	9,809
Poland
Sovereign Issues	0	184,664	0	184,664
Qatar
Corporate Bonds & Notes	0	66,387	0	66,387
Sovereign Issues	0	19,282	0	19,282
Russia
Corporate Bonds & Notes	0	56,963	0	56,963
Sovereign Issues	0	15,170	0	15,170
Singapore
Corporate Bonds & Notes	0	3,675	0	3,675
South Africa
Sovereign Issues	0	203,934	0	203,934
South Korea
Corporate Bonds & Notes	0	21,697	0	21,697
Sovereign Issues	0	171,103	0	171,103
Thailand
Sovereign Issues	0	5,196	0	5,196
Tunisia
Sovereign Issues	0	71,449	0	71,449
Turkey
Sovereign Issues	0	158,916	0	158,916
United Arab Emirates
Sovereign Issues	0	26,487	0	26,487
United Kingdom
Corporate Bonds & Notes	0	156,219	0	156,219
United States
Asset-Backed Securities	0	5,154	0	5,154
Corporate Bonds & Notes	0	365,607	0	365,607
Mortgage-Backed Securities	0	8,562	0	8,562
U.S. Government Agencies	0	88,442	0	88,442
U.S. Treasury Obligations	0	27,563	0	27,563
Venezuela
Corporate Bonds & Notes	0	3,297	0	3,297
Sovereign Issues	0	187	0	187
Virgin Islands (British)
Corporate Bonds & Notes	0	48,287	0	48,287
Short-Term Instruments
Certificates of Deposit	0	45,551	0	45,551
Repurchase Agreements	0	6,824	0	6,824
Short-Term Notes	0	95,090	0	95,090
Japan Treasury Bills	0	123,801	0	123,801
U.S. Treasury Bills	0	158,398	0	158,398
PIMCO Short-Term Floating NAV Portfolio	2,207,757	0	0	2,207,757
Purchased Options
Foreign Exchange Contracts	0	28	0	28
	$2,207,757	$3,627,472	$26,603	$5,861,832
Short Sales, at value	$0	$(88,172)	$0	$(88,172)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	338	0	338
Foreign Exchange Contracts	0	15,886	0	15,886
Interest Rate Contracts	1,085	6,957	0	8,042
	$1,085	$23,181	$0	$24,266

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(185)	0	(185)
Foreign Exchange Contracts	0	(193,543)	0	(193,543)
Interest Rate Contracts	(747)	(5,563)	0	(6,310)

	$(747)	$(199,291)	$0	$(200,038)

Totals	$2,208,095	$3,363,190	$26,603	$5,597,888

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$12,938	$706	$0	$(22)	$0	$(105)	$0	$0	$13,517	$(105)
Cayman Islands
Asset-Backed Securities	4,469	0	0	14	0	42	0	0	4,525	42
India
Corporate Bonds & Notes	5,071	493	0	2	0	(245)	0	(5,321)	0	0
Mexico
Bank Loan Obligations	10,864	8,595	(10,950)	1	0	51	0	0	8,561	(36)
South Korea
Sovereign Issues	50,090	0	0	0	0	0	0	(50,090)	0	0

Totals	$83,432	$9,794	$(10,950)	$(5)	$0	$(257)	$0	$(55,411)	$26,603	$(99)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 1.7%
American International Group, Inc.
8.250% due 08/15/2018	$2,300	$2,440
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041	1,900	1,866
Royal Bank of Scotland Group PLC
1.316% due 04/23/2012	1,000	1,001

		5,307

INDUSTRIALS 0.3%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	700	791
Georgia-Pacific LLC
7.750% due 11/15/2029	30	38
News America, Inc.
6.150% due 02/15/2041	100	115

		944

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	900	1,088

Total Corporate Bonds & Notes (Cost $6,901)		7,339

MUNICIPAL BONDS & NOTES 0.6%
CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	858

NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	334

NORTH CAROLINA 0.1%
North Carolina Turnkpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	400	454

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	72
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	130

		202

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	72

Total Municipal Bonds & Notes (Cost $1,699)		1,923

U.S. GOVERNMENT AGENCIES 9.4%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030	5,650	3,000
4.000% due 02/25/2019	100	107
5.000% due 08/25/2033	46	52
5.500% due 04/25/2033 - 06/25/2037	423	495
6.000% due 12/25/2034	153	187
6.625% due 11/15/2030	400	593
Federal Farm Credit Bank
5.750% due 12/07/2028	80	106
Financing Corp.
0.000% due 09/26/2019	200	171
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031	5,600	2,884

0.678% due 01/15/2033	1	1
5.000% due 07/15/2033	8	8
5.500% due 02/15/2024	46	53
6.000% due 06/15/2035	246	317
8.250% due 06/01/2016	30	37
Ginnie Mae
5.500% due 10/20/2037	126	154
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	5,900	4,418
5.500% due 09/18/2023	300	384
NCUA Guaranteed Notes
0.644% due 11/06/2017	1,337	1,337
Residual Funding Corp. Strips
0.000% due 01/15/2030	1,100	642
Resolution Funding Corp. Strips
0.000% due 10/15/2026 - 04/15/2029	5,191	3,157
Small Business Administration
5.290% due 12/01/2027	380	424
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,556
4.875% due 01/15/2048	100	123
5.500% due 06/15/2038	2,200	2,877
7.125% due 05/01/2030	4,900	7,486

Total U.S. Government Agencies (Cost $25,118)		30,569

U.S. TREASURY OBLIGATIONS 93.2%
U.S. Treasury Bonds
3.875% due 08/15/2040	600	718
4.250% due 11/15/2040	5,200	6,618
5.250% due 02/15/2029	2,400	3,314
U.S. Treasury Inflation Protected Securities (b)
2.125% due 02/15/2040 (f)	524	703
2.375% due 01/15/2025 (f)	541	688
2.375% due 01/15/2027	561	725
3.375% due 04/15/2032	128	197
U.S. Treasury Strips
0.000% due 05/15/2031	22,100	12,607
0.000% due 11/15/2033	35,000	18,263
0.000% due 05/15/2036	65,000	31,011
0.000% due 02/15/2038	40,900	18,813
0.000% due 05/15/2039	7,000	3,075
0.000% due 08/15/2039	35	15
0.000% due 11/15/2039 (g)	129,400	55,877
0.000% due 05/15/2040	50	21
0.000% due 08/15/2040	129,400	54,245
0.000% due 11/15/2040	86,300	35,888
0.000% due 02/15/2041 (g)	143,110	59,104

Total U.S. Treasury Obligations (Cost $256,188)		301,882

MORTGAGE-BACKED SECURITIES 2.1%
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035	19	18
Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035	523	402
Countrywide Alternative Loan Trust
0.495% due 07/20/2046	1,720	591
Countrywide Home Loan Mortgage Pass-Through Trust
5.593% due 09/25/2047	880	530
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	3	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,413
Harborview Mortgage Loan Trust
0.477% due 07/21/2036	706	399
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046	1,430	742
JPMorgan Chase Commercial Mortgage Securities Corp.
5.740% due 02/12/2049	20	22
JPMorgan Mortgage Trust
2.798% due 07/25/2035	418	382
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	42	42
WaMu Mortgage Pass-Through Certificates
0.938% due 01/25/2047	6	3
1.028% due 12/25/2046	2,210	1,141
2.718% due 10/25/2046	16	11

Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,193

Total Mortgage-Backed Securities (Cost $7,642)			6,891

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.209% due 07/25/2036		12	8

Total Asset-Backed Securities (Cost $12)			8

SOVEREIGN ISSUES 3.3%
Canada Government Bond
2.750% due 06/01/2022	CAD	3,000	3,138
4.000% due 06/01/2041		700	902
5.000% due 06/01/2037		2,100	3,014
Province of Ontario Canada
4.600% due 06/02/2039		400	474
4.700% due 06/02/2037		800	952
Province of Quebec Canada
5.750% due 12/01/2036		1,600	2,134

Total Sovereign Issues (Cost $9,932)			10,614

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$505	505

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $520. Repurchase proceeds are $505.)
U.S. TREASURY BILLS 0.3%
0.041% due 03/08/2012 - 06/21/2012 (a)(d)(e)		810	810

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.8%
		596,955	5,978

Total Short-Term Instruments (Cost $7,293)			7,293

PURCHASED OPTIONS (h) 0.0%
(Cost $67)			84
Total Investments 113.2% (Cost $314,852)			$366,603
Written Options (i) (0.1%) (Premiums $369)			(165)
Other Assets and Liabilities (Net) (13.1%)			(42,479)

Net Assets 100.0%			$323,959

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $530 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(e)	Securities with an aggregate market value of $280 have been pledged as collateral as of December 31, 2011 for swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $7,043 at a weighted average interest rate of 0.103%. On December 31, 2011, securities valued at $2,125 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $590 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	104	$22
90-Day Eurodollar June Futures	Long	06/2013	209	83
90-Day Eurodollar March Futures	Long	03/2013	178	134

				$239

(h)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$8,000	$27	$44
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	5,000	12	2
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	7,000	28	38

							$67	$84

(i)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	23	$12	$(2)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	23	6	(14)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	70	20	(3)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	70	23	(59)

				$61	$(78)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$48,300	$193	$(65)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	16,000	28	(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	5,000	29	(7)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	14,000	28	(1)

							$278	$(74)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$30	$(13)

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,585	02/2012	BRC	$0	$(6)	$(6)
Sell		1,862	02/2012	DUB	0	(3)	(3)
Sell		4,074	02/2012	RBC	1	(15)	(14)
Sell		2,130	02/2012	UAG	0	(13)	(13)
Buy	CNY	1,062	02/2012	DUB	4	0	4
Buy		3,448	06/2012	CBK	0	0	0
Buy		17,397	02/2013	DUB	0	(25)	(25)

Sell	INR	18,506	07/2012	BPS	6	0	6
Sell		11,279	07/2012	BRC	0	(4)	(4)
Sell		21,356	07/2012	GST	3	0	4
Buy		55,604	07/2012	JPM	0	(85)	(85)
Sell	KRW	1,985,994	02/2012	BPS	6	0	6
Buy		4,187,560	02/2012	CBK	0	(148)	(148)
Sell		2,102,677	02/2012	CBK	6	0	6
Sell	MXN	21,078	03/2012	BRC	0	(2)	(2)
Buy		63,653	03/2012	HUS	0	(156)	(156)
Sell		21,070	03/2012	HUS	0	(1)	(1)
Sell		13,660	03/2012	MSC	7	0	7
Sell		6,698	03/2012	UAG	3	0	3
Buy	MYR	1,599	04/2012	JPM	0	(25)	(26)
Buy	PHP	48,566	03/2012	CBK	0	(6)	(6)
Buy	SGD	3,665	02/2012	JPM	14	0	14

					$50	$(489)	$(439)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$5,307	$0	$5,307
Industrials	0	944	0	944
Utilities	0	1,088	0	1,088
Municipal Bonds & Notes
Connecticut	0	858	0	858
Nevada	0	334	0	334
North Carolina	0	454	0	454
Ohio	0	202	0	202
Puerto Rico	0	3	0	3
West Virginia	0	72	0	72
U.S. Government Agencies	0	29,232	1,337	30,569
U.S. Treasury Obligations	0	301,882	0	301,882
Mortgage-Backed Securities	0	6,891	0	6,891
Asset-Backed Securities	0	8	0	8
Sovereign Issues	0	10,614	0	10,614
Short-Term Instruments
Repurchase Agreements	0	505	0	505
U.S. Treasury Bills	0	810	0	810
PIMCO Short-Term Floating NAV Portfolio	5,978	0	0	5,978
Purchased Options
Interest Rate Contracts	0	84	0	84
	$5,978	$359,288	$1,337	$366,603
Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	50	0	50
Interest Rate Contracts	239	0	0	239
	$239	$50	$0	$289
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(489)	0	(489)
Interest Rate Contracts	0	(152)	(13)	(165)
	$0	$(641)	$(13)	$(654)
Totals	$6,217	$358,697	$1,324	$366,238

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales) (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
U.S. Government Agencies	$1,677	$0	$(340)	$0	$0	$0	$0	$0	$1,337	$0
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(19)	$0	$0	$0	$0	$6	$0	$0	$(13)	$6

Totals	$1,658	$0	$(340)	$0	$0	$6	$0	$0	$1,324	$6

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.7%
AES Corp.
4.250% due 05/27/2018		$2,978	$2,979
Ally Financial, Inc.
6.000% due 06/11/2012		2,000	1,920
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		2,970	2,925
Bausch & Lomb, Inc.
3.546% due 04/24/2015		375	367
3.546% - 3.829% due 04/24/2015		1,536	1,504
CCM Merger, Inc.
7.000% due 03/01/2017		960	954
Charter Communications Operating LLC
2.300% due 03/06/2014		50	50
Chrysler Group LLC
6.000% due 05/24/2017		5,174	4,909
CommScope, Inc.
5.000% due 01/14/2018		1,985	1,977
Community Health Systems, Inc.
2.546% due 07/25/2014		97	94
2.546% - 2.773% due 07/25/2014		5,366	5,219
CSC Holdings LLC
2.044% - 4.000% due 03/29/2016		1,875	1,842
DaVita, Inc.
4.500% due 10/20/2016		99	100
Delos Aircraft, Inc.
7.000% due 03/17/2016		800	805
Delphi Corp.
3.500% due 03/17/2017		1,953	1,950
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		995	993
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		939	941
FCI International S.A.S
2.845% due 09/28/2012		99	97
First Data Corp.
3.044% due 09/24/2014		5,542	5,016
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014		2,469	2,466
HCA, Inc.
2.546% due 11/17/2013		10,700	10,551
2.796% due 05/02/2016		8,662	8,147
Hertz Corp.
3.750% due 03/11/2018		6,947	6,836
IASIS Healthcare LLC
5.000% due 05/03/2018		7,940	7,682
Ineos US Finance LLC
7.501% due 12/16/2013		1,073	1,098
8.001% due 12/16/2014		1,074	1,099
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		6,571	6,557
International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,207
iStar Financial, Inc.
5.000% due 06/28/2013		6,411	6,377
Kabel Deutschland Holding AG
5.197% due 12/31/2016	EUR	3,000	3,876
Kinetic Concepts, Inc.
7.000% due 05/04/2018		$4,000	4,041
Manitowoc Co., Inc.
4.250% due 11/13/2017		1,660	1,639
MetroPCS Wireless, Inc.
4.063% due 03/17/2018		5,955	5,806
Nielsen Finance LLC
2.276% due 08/09/2013		3,469	3,433
3.526% due 05/01/2016		261	258
4.026% due 05/01/2016		589	578
Novelis, Inc.
3.750% due 03/10/2017		1,980	1,951
NRG Energy, Inc.
4.000% due 07/01/2018		8,436	8,431
Petroleum Export V Ltd.
3.563% due 12/07/2012		674	671
Quintiles Transnational Corp.
5.000% due 06/08/2018		3,980	3,919
Reynolds Group Holdings Ltd.
5.250% - 6.500% due 08/09/2018		8,881	8,845
6.500% due 02/09/2018		1,964	1,949

Rovi Corp.
4.000% due 02/07/2018		993	989
SEAT Pagine Gialle SpA
4.459% due 06/08/2012	EUR	234	196
Sofomex S.A. de C.V.
3.794% due 04/27/2012		$1,000	995
Springleaf Finance Corp.
5.500% due 05/10/2017		13,000	11,347
Sungard Data Systems, Inc.
2.026% - 2.044% due 02/28/2014		2,500	2,443
3.778% due 02/28/2014		1,500	1,486
Terex Corp.
5.500% due 04/28/2017		1,496	1,504
Texas Competitive Electric Holdings Co. LLC
4.776% due 10/10/2017		3,857	2,456
U.S. Airways Group, Inc.
2.796% due 03/23/2014		2,958	2,560
UCI International, Inc.
5.500% due 07/26/2017		990	994
UPC Broadband Holding B.V.
4.962% due 12/30/2016	EUR	2,174	2,662
5.212% due 12/31/2017		941	1,165
Vodafone Group PLC
6.875% due 08/17/2015		$5,352	5,352
Weather Channel, Inc.
4.250% due 02/11/2017		1,985	1,985

Total Bank Loan Obligations (Cost $173,056)			168,193

CORPORATE BONDS & NOTES 65.9%
BANKING & FINANCE 26.2%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		2,200	2,004
4.125% due 03/03/2014	EUR	100	127
ABN AMRO Bank NV
2.198% due 01/30/2014		$12,000	11,711
Ally Financial, Inc.
2.727% due 12/01/2014		250	224
3.649% due 02/11/2014		17,400	16,532
3.963% due 06/20/2014		9,100	8,555
6.625% due 05/15/2012		1,500	1,519
7.500% due 12/31/2013		2,200	2,266
8.300% due 02/12/2015		4,300	4,547
American Express Bank FSB
5.550% due 10/17/2012		929	960
6.000% due 09/13/2017		5,400	6,127
American Express Co.
7.250% due 05/20/2014		3,800	4,247
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,440
5.000% due 04/26/2023	GBP	200	248
5.450% due 05/18/2017		$4,700	4,503
5.600% due 10/18/2016		2,000	1,930
5.850% due 01/16/2018		13,800	13,527
8.250% due 08/15/2018		3,500	3,713
Anadarko Finance Co.
7.500% due 05/01/2031		200	242
ANZ National International Ltd.
6.200% due 07/19/2013		900	955
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		700	720
5.100% due 01/13/2020		100	107
Banco Bradesco S.A.
2.561% due 05/16/2014		15,500	15,224
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,751
Banco del Estado de Chile
4.125% due 10/07/2020		1,600	1,644
Banco do Brasil S.A.
4.500% due 01/22/2015		13,400	13,923
4.500% due 01/20/2016	EUR	6,000	7,672
6.000% due 01/22/2020		$1,900	2,090
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	507
Banco Santander Brasil S.A.
2.659% due 03/18/2014		4,400	4,194
4.250% due 01/14/2016		4,000	3,820
Banco Santander Chile
1.659% due 04/20/2012		1,100	1,100
3.750% due 09/22/2015		3,600	3,608
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,620

Bank of America Corp.
5.750% due 12/01/2017		11,250	10,641
6.000% due 09/01/2017		6,990	6,836
6.500% due 08/01/2016		285	287
7.375% due 05/15/2014		460	477
7.625% due 06/01/2019		30	31
Bank of India		500	481
6.250% due 02/16/2021
Bank of Scotland PLC	GBP	1,800	1,859
7.286% due 05/29/2049
Banque PSA Finance S.A.	EUR	1,900	2,504
8.500% due 05/04/2012
Barclays Bank PLC
5.000% due 09/22/2016		$500	518
5.200% due 07/10/2014		11,500	11,863
6.750% due 05/22/2019		6,200	6,882
10.179% due 06/12/2021		10,000	10,621
14.000% due 11/29/2049	GBP	7,200	12,691
BBVA Bancomer S.A.
4.500% due 03/10/2016		$16,700	16,450
6.500% due 03/10/2021		5,400	5,231
7.250% due 04/22/2020		400	402
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,741
7.250% due 02/01/2018		22,500	26,404
BM&FBovespa S.A.		400	414
5.500% due 07/16/2020
BNP Paribas S.A.
0.791% due 04/08/2013		100	94
5.000% due 01/15/2021		800	771
7.781% due 06/29/2049	EUR	22,000	23,277
BPCE S.A.
2.185% due 02/07/2014		$9,700	9,237
4.625% due 07/29/2049	EUR	200	150
5.250% due 07/29/2049		600	446
6.117% due 10/29/2049		350	263
9.000% due 03/29/2049		200	184
9.250% due 10/29/2049		500	438
CBA Capital Trust II
6.024% due 03/29/2049		$2,700	2,499
CIT Group, Inc.
7.000% due 05/01/2015		10,900	10,935
Citigroup Capital XXI
8.300% due 12/21/2077		375	375
Citigroup, Inc.
4.750% due 05/19/2015		4,900	4,967
4.750% due 02/10/2019	EUR	2,000	2,089
5.300% due 10/17/2012		$4,700	4,777
5.500% due 04/11/2013		4,800	4,902
5.850% due 07/02/2013		2,900	2,983
6.000% due 02/21/2012		4,800	4,827
6.000% due 08/15/2017		200	210
6.125% due 11/21/2017		9,500	10,154
6.125% due 05/15/2018		700	746
6.500% due 08/19/2013		2,500	2,604
Columbus International, Inc.
11.500% due 11/20/2014		13,850	14,716
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.750% due 01/15/2020		1,400	1,491
6.875% due 03/19/2020	EUR	8,700	9,661
11.000% due 12/29/2049		$1,300	1,528
Countrywide Financial Corp.
0.875% due 05/07/2012		5,775	5,686
5.800% due 06/07/2012		1,900	1,904
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	700	609
6.637% due 05/29/2049		$700	413
7.589% due 01/29/2049	GBP	800	722
8.125% due 10/29/2049		200	200
Credit Suisse
5.000% due 05/15/2013		$1,200	1,232
5.500% due 05/01/2014		5,000	5,201
6.000% due 02/15/2018		800	790
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,800	2,324
7.625% due 09/15/2014		11,900	15,171
9.000% due 07/30/2012		1,000	1,322
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$16,910	16,941
5.625% due 09/15/2015		4,400	4,566
7.000% due 04/15/2015		100	108
7.500% due 08/01/2012		1,700	1,756
8.000% due 06/01/2014		3,500	3,812
8.000% due 12/15/2016		5,200	5,914
8.700% due 10/01/2014		400	448
12.000% due 05/15/2015		200	247

General Electric Capital Corp.
0.571% due 10/06/2015		1,000	931
0.608% due 05/29/2012		13,700	13,676
0.683% due 12/20/2013		9,594	9,348
Genworth Financial, Inc.
7.200% due 02/15/2021		1,400	1,280
Goldman Sachs Group, Inc.
0.894% due 01/12/2015		6,100	5,412
1.020% due 03/22/2016		4,100	3,543
3.700% due 08/01/2015		2,000	1,961
5.250% due 10/15/2013		100	102
6.150% due 04/01/2018		400	413
7.500% due 02/15/2019		300	332
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,130
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	3,200	3,106
HBOS PLC
0.728% due 09/06/2017		$5,900	4,178
6.750% due 05/21/2018		7,500	6,019
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		2,861	1,502
HSBC Bank PLC
4.125% due 08/12/2020		400	395
HSBC Finance Corp.
0.957% due 06/01/2016		11,485	9,618
6.676% due 01/15/2021		1,800	1,864
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,757
ICICI Bank Ltd.
2.256% due 02/24/2014		1,100	1,045
4.750% due 11/25/2016		9,000	8,598
5.500% due 03/25/2015		1,100	1,101
5.750% due 11/16/2020		8,900	8,232
Ineos Finance PLC
9.250% due 05/15/2015	EUR	100	128
ING Groep NV
5.140% due 03/29/2049	GBP	200	224
Intergas Finance BV
6.375% due 05/14/2017		$4,000	4,100
International Lease Finance Corp.
5.400% due 02/15/2012		200	201
5.750% due 05/15/2016		14,400	13,372
5.875% due 05/01/2013		1,300	1,287
6.500% due 09/01/2014		10,500	10,789
Intesa Sanpaolo SpA
2.906% due 02/24/2014		26,000	22,906
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,013
5.000% due 11/15/2020		7,350	7,433
JPMorgan Chase & Co.
4.650% due 06/01/2014		900	951
5.375% due 10/01/2012		1,000	1,034
7.900% due 04/29/2049		34,900	37,283
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		3,300	2,957
Korea Exchange Bank
4.875% due 01/14/2016		500	516
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	694
11.040% due 03/19/2020		5,200	7,066
LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	200	201
9.125% due 07/15/2020	GBP	500	598
9.334% due 02/07/2020		1,100	1,362
15.000% due 12/21/2019		300	489
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	500	651
Lehman Brothers Holdings, Inc.
1.000% due 06/12/2013 ^		2,543	905
Lloyds TSB Bank PLC
2.766% due 01/24/2014		$600	568
4.875% due 01/21/2016		28,800	28,098
12.000% due 12/29/2049		700	642
Majapahit Holding BV
7.250% due 06/28/2017		100	112
7.750% due 10/17/2016		200	225
7.750% due 01/20/2020		4,200	4,898
MBNA Corp.
7.500% due 03/15/2012		1,200	1,208
Merrill Lynch & Co., Inc.
0.863% due 01/15/2015		5,000	4,354
5.450% due 02/05/2013		2,350	2,368
5.450% due 07/15/2014		2,000	1,985
6.050% due 08/15/2012		21,487	21,801
6.875% due 04/25/2018		10,400	10,264

Morgan Stanley
0.883% due 10/15/2015		5,400	4,544
2.016% due 01/24/2014		1,200	1,105
5.950% due 12/28/2017		100	95
6.000% due 04/28/2015		400	401
6.625% due 04/01/2018		7,200	7,117
7.300% due 05/13/2019		12,000	12,235
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,151
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,098	1,719
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	375
Provident Funding Associates LP
10.250% due 04/15/2017		$200	188
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	312
5.000% due 07/21/2020		2,200	2,354
QNB FINANCE Ltd.
3.125% due 11/16/2015		8,900	8,888
RCI Banque S.A.
2.261% due 04/11/2014		3,200	3,052
4.600% due 04/12/2016		2,100	2,001
Regions Financial Corp.
4.875% due 04/26/2013		200	198
7.750% due 11/10/2014		12,700	12,891
Resona Bank Ltd.
5.850% due 09/29/2049		200	199
Royal Bank of Scotland Group PLC
2.915% due 08/23/2013		16,200	15,582
4.750% due 05/18/2016	EUR	2,500	3,081
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$5,080	5,093
7.175% due 05/16/2013		100	104
Santander UK PLC
1.774% due 08/28/2017 (m)	EUR	3,800	4,118
1.806% due 10/10/2017		2,700	2,660
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$18,400	18,400
5.499% due 07/07/2015		7,200	7,308
SL Green Realty Corp.
5.000% due 08/15/2018		8,600	8,316
SLM Corp.
1.756% due 06/17/2013	EUR	100	124
3.125% due 09/17/2012		7,000	8,954
5.050% due 11/14/2014		$400	395
5.125% due 08/27/2012		850	855
5.375% due 05/15/2014		800	801
6.250% due 01/25/2016		100	97
8.450% due 06/15/2018		3,600	3,726
State Bank of India
4.500% due 07/27/2015		6,100	6,039
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		856	874
Telenet Finance III Luxembourg S.C.A.
6.625% due 02/15/2021	EUR	1,000	1,255
Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,250	1,348
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		2,500	2,275
UBS AG
5.750% due 04/25/2018		810	840
5.875% due 12/20/2017		12,300	12,824
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	748
UOB Cayman Ltd.
5.796% due 12/29/2049		500	500
Ventas Realty LP
6.750% due 04/01/2017		100	104
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	5,000	8,309
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		$1,900	1,886
6.800% due 11/22/2025		4,700	4,571
6.902% due 07/09/2020		2,900	2,987
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,588
Wachovia Bank N.A.
0.812% due 11/03/2014		3,500	3,302
0.876% due 03/15/2016		1,200	1,075
Wachovia Corp.
0.773% due 10/15/2016		1,000	891
0.816% due 06/15/2017		6,900	6,234
5.750% due 02/01/2018		200	227
Waha Aerospace BV
3.925% due 07/28/2020		2,430	2,500

Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,460
11.750% due 07/15/2017	EUR	300	323
11.750% due 07/15/2017		$4,100	3,690

			944,895

INDUSTRIALS 32.4%
Adaro Indonesia PT
7.625% due 10/22/2019		400	439
AES El Salvador Trust
6.750% due 02/01/2016		450	441
Agile Property Holdings Ltd.
8.875% due 04/28/2017		2,700	2,241
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	552
Aguila S.A.
7.875% due 01/31/2018		4,000	3,900
Alcoa, Inc.
6.750% due 07/15/2018		1,200	1,326
Aleris International, Inc.
7.625% due 02/15/2018		1,200	1,176
Allison Transmission, Inc.
11.000% due 11/01/2015		443	470
ALROSA Finance S.A.
7.750% due 11/03/2020		12,000	12,000
8.875% due 11/17/2014		3,500	3,824
Altria Group, Inc.
9.250% due 08/06/2019		6,800	9,141
9.700% due 11/10/2018		2,200	2,963
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,106
5.000% due 03/30/2020		6,000	6,656
5.750% due 01/15/2015		2,800	3,114
American Airlines Pass-Through Trust
5.250% due 07/31/2022 ^		1,727	1,607
7.000% due 01/31/2018 ^		1,192	1,061
10.375% due 01/02/2021 ^		1,408	1,478
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,400	6,768
American Tower Corp.
7.000% due 10/15/2017		700	792
AmeriGas Partners LP
6.500% due 05/20/2021		3,000	2,962
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,929
6.375% due 09/15/2017		2,300	2,670
8.700% due 03/15/2019		1,100	1,406
Anglo American Capital PLC
9.375% due 04/08/2014		4,100	4,683
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	398
6.500% due 04/15/2040		700	682
Anheuser-Busch Cos. LLC
4.700% due 04/15/2012		400	405
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	5,989
ARAMARK Corp.
3.929% due 02/01/2015		25	24
8.500% due 02/01/2015		4,495	4,630
ArcelorMittal
7.000% due 10/15/2039		400	372
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	637
9.250% due 10/15/2020		1,100	1,292
Audatex North America, Inc.
6.750% due 06/15/2018		$2,200	2,233
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,409
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		15,314	15,390
Berry Plastics Corp.
4.421% due 09/15/2014		2,500	2,362
5.153% due 02/15/2015		12,000	11,910
8.250% due 11/15/2015		600	642
9.750% due 01/15/2021		3,500	3,509
Biomet, Inc.
10.000% due 10/15/2017		292	317
10.375% due 10/15/2017 (a)		2,900	3,154
11.625% due 10/15/2017		10,400	11,336
Boston Scientific Corp.
4.500% due 01/15/2015		3,400	3,571
6.000% due 01/15/2020		1,900	2,124
Braskem Finance Ltd.
5.750% due 04/15/2021		5,300	5,313

7.000% due 05/07/2020		1,000	1,078
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,450	5,695
6.875% due 01/15/2020		3,350	3,584
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	2,947
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,607	5,719
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		9,400	6,486
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,224
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,352
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	214
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,174
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,148
7.250% due 07/29/2019		1,400	1,664
Charter Communications Operating LLC
8.000% due 04/30/2012		19,900	20,397
Chesapeake Energy Corp.
7.625% due 07/15/2013		2,000	2,125
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		6,800	6,630
7.750% due 05/15/2017		100	102
9.500% due 05/15/2016		1,100	1,194
Codelco, Inc.
7.500% due 01/15/2019		5,000	6,391
Community Health Systems, Inc.
8.875% due 07/15/2015		3,381	3,499
Concho Resources, Inc.
7.000% due 01/15/2021		500	539
Consol Energy, Inc.
8.000% due 04/01/2017		6,200	6,820
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	5,200	7,269
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$3,300	3,349
5.983% due 10/19/2023		465	484
6.000% due 07/12/2020		1,100	1,012
7.250% due 05/10/2021		1,298	1,382
9.000% due 07/08/2016		2,736	3,010
Continental Airlines, Inc.
6.750% due 09/15/2015		1,500	1,436
Continental Resources, Inc.
7.125% due 04/01/2021		700	763
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		6,500	6,403
9.250% due 06/30/2020		2,300	2,271
CPI International, Inc.
8.000% due 02/15/2018		850	712
Crown Americas LLC
7.625% due 05/15/2017		500	548
CSC Holdings LLC
7.625% due 07/15/2018		800	884
7.875% due 02/15/2018		4,250	4,728
8.500% due 04/15/2014		5,200	5,778
8.500% due 06/15/2015		550	589
8.625% due 02/15/2019		2,500	2,894
CSN Islands IX Corp.
10.000% due 01/15/2015		1,300	1,546
CSN Islands VIII Corp.
9.750% due 12/16/2013		1,500	1,689
CSN Islands XI Corp.
6.875% due 09/21/2019		5,550	5,892
CSN Resources S.A.
6.500% due 07/21/2020		13,900	14,595
CVS Pass-Through Trust
5.789% due 01/10/2026		1,535	1,619
6.036% due 12/10/2028		785	819
7.507% due 01/10/2032		104	120
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		477	483
6.200% due 01/02/2020		472	502
6.718% due 07/02/2024		735	724
7.750% due 06/17/2021		175	189
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		6,400	6,304
9.500% due 12/11/2019		2,850	2,800
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	746
8.125% due 05/29/2012	EUR	2,334	3,103

Devon Energy Corp.
5.625% due 01/15/2014		$800	873
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	400	509
Digicel Ltd.
8.250% due 09/01/2017		$2,500	2,537
DISH DBS Corp.
6.625% due 10/01/2014		1,812	1,943
7.000% due 10/01/2013		5,095	5,464
7.125% due 02/01/2016		4,800	5,196
7.750% due 05/31/2015		7,000	7,735
7.875% due 09/01/2019		500	568
DJO Finance LLC
7.750% due 04/15/2018		2,200	1,700
Ecopetrol S.A.
7.625% due 07/23/2019		8,020	9,744
El Paso Corp.
8.250% due 02/15/2016		2,400	2,640
Energy Transfer Partners LP
5.650% due 08/01/2012		2,125	2,171
6.125% due 02/15/2017		200	220
8.500% due 04/15/2014		1,800	2,019
9.000% due 04/15/2019		10,000	11,908
9.700% due 03/15/2019		3,900	4,783
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	625
8.375% due 08/01/2066		1,815	1,944
Exide Technologies
8.625% due 02/01/2018		500	388
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,089
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,200	4,797
7.500% due 05/04/2020		4,000	3,930
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	22,750
FMG Resources Pty. Ltd.
8.250% due 11/01/2019		2,100	2,147
Franz Haniel & Cie GmbH
6.750% due 10/23/2014	EUR	3,900	5,349
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$5,500	5,850
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		6,500	6,609
6.212% due 11/22/2016		6,200	6,433
6.510% due 03/07/2022		3,800	3,876
7.288% due 08/16/2037		2,000	2,073
8.146% due 04/11/2018		16,770	18,950
9.250% due 04/23/2019		28,400	33,907
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		545	580
Georgia-Pacific LLC
8.250% due 05/01/2016		900	1,000
Gerdau Holdings, Inc.
7.000% due 01/20/2020		15,800	16,748
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,500	11,471
Glencore Funding LLC
6.000% due 04/15/2014		600	620
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,874
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,400	2,483
Grifols, Inc.
8.250% due 02/01/2018		$800	844
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	1,643	2,006
5.426% due 09/15/2017		900	1,037
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$4,200	4,557
Hanesbrands, Inc.
4.146% due 12/15/2014		1,255	1,255
Hapag-Lloyd AG
9.000% due 10/15/2015 (g)	EUR	200	226
Harvest Operations Corp.
6.875% due 10/01/2017		$500	520
HCA, Inc.
6.500% due 02/15/2020		13,700	14,248
7.250% due 09/15/2020		750	795
7.875% due 02/15/2020		1,500	1,628
8.500% due 04/15/2019		7,300	8,030
9.875% due 02/15/2017		520	571
Health Management Associates, Inc.
6.125% due 04/15/2016		50	52
HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,600	4,974

8.000% due 01/31/2017		1,700	2,250
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$5,500	5,184
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	637
5.750% due 09/11/2019		700	787
7.625% due 04/09/2019		1,300	1,608
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,323
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	1,300	1,253
8.500% due 02/15/2016		$1,000	800
Insight Communications Co., Inc.
9.375% due 07/15/2018		700	803
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		5,400	5,494
8.500% due 11/01/2019		1,400	1,488
9.500% due 06/15/2016		8,050	8,432
Intelsat Luxembourg S.A.
11.500% due 02/04/2017 (a)		400	387
Jarden Corp.
6.125% due 11/15/2022		1,500	1,541
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		1,900	1,990
KazMunayGas National Co.
6.375% due 04/09/2021		7,800	7,936
7.000% due 05/05/2020		6,900	7,323
8.375% due 07/02/2013		400	421
11.750% due 01/23/2015		12,100	14,248
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	218
5.950% due 02/15/2018		6,600	7,548
6.850% due 02/15/2020		10,000	11,773
Kraton Polymers LLC
6.750% due 03/01/2019		650	614
Listrindo Capital BV
9.250% due 01/29/2015		200	218
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,900	2,624
Lyondell Chemical Co.
8.000% due 11/01/2017		4,419	4,850
11.000% due 05/01/2018		1,847	2,027
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		400	468
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	745
Masco Corp.
5.875% due 07/15/2012		2,000	2,030
Merck & Co, Inc.
6.000% due 09/15/2017		200	246
Meritor, Inc.
8.125% due 09/15/2015		2,500	2,250
MGM Resorts International
10.375% due 05/15/2014		700	803
11.125% due 11/15/2017		1,000	1,145
Michael Foods, Inc.
9.750% due 07/15/2018		5,300	5,605
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	5,013
Multiplan, Inc.
9.875% due 09/01/2018		1,300	1,359
Mylan, Inc.
6.000% due 11/15/2018		300	310
7.625% due 07/15/2017		200	219
7.875% due 07/15/2020		1,800	1,996
Nakilat, Inc.
6.067% due 12/31/2033		3,700	3,968
Nalco Co.
6.625% due 01/15/2019		1,100	1,273
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,225
7.125% due 05/15/2018		3,100	3,325
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	608
Noble Group Ltd.
4.875% due 08/05/2015		2,000	1,860
6.625% due 08/05/2020		1,900	1,634
6.750% due 01/29/2020		6,045	5,259
Noranda Aluminum Acquisition Corp.
4.659% due 05/15/2015		616	572
Novelis, Inc.
8.375% due 12/15/2017		5,600	5,978
8.750% due 12/15/2020		2,300	2,478
NXP BV
4.322% due 10/15/2013	EUR	634	813

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$3,332	3,449
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,285
6.875% due 03/31/2017		50	65
Oil States International, Inc.
6.500% due 06/01/2019		$4,000	4,110
Oshkosh Corp.
8.250% due 03/01/2017		200	209
8.500% due 03/01/2020		100	104
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		5,064	5,089
9.625% due 07/15/2017	EUR	475	609
Peabody Energy Corp.
6.500% due 09/15/2020		$1,500	1,583
Pearson Dollar Finance PLC
5.500% due 05/06/2013		700	736
6.250% due 05/06/2018		1,000	1,163
Pemex Project Funding Master Trust
1.127% due 12/03/2012		7,000	6,968
5.500% due 02/24/2025	EUR	1,200	1,449
5.750% due 03/01/2018		$3,000	3,315
6.625% due 06/15/2035		500	572
6.625% due 06/15/2038		300	343
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	5,700	8,119
Petrobras International Finance Co.
5.375% due 01/27/2021		$23,800	25,114
5.750% due 01/20/2020		9,300	9,995
5.875% due 03/01/2018		4,600	5,056
7.750% due 09/15/2014		3,600	4,118
7.875% due 03/15/2019		7,130	8,544
8.375% due 12/10/2018		600	735
Petrohawk Energy Corp.
7.250% due 08/15/2018		11,600	13,108
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	471
5.000% due 10/28/2015		2,800	2,023
5.250% due 04/12/2017		400	258
5.375% due 04/12/2027		1,000	503
8.500% due 11/02/2017		3,100	2,345
Petroleos Mexicanos
4.875% due 03/15/2015		300	321
5.500% due 01/21/2021		9,400	10,246
6.000% due 03/05/2020		5,000	5,576
8.000% due 05/03/2019		11,700	14,654
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		175	173
9.750% due 08/14/2019		3,200	3,808
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	194
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	633
Pride International, Inc.
6.875% due 08/15/2020		500	587
8.500% due 06/15/2019		15,700	19,464
Quebecor Media, Inc.
7.750% due 03/15/2016		12,966	13,387
Quicksilver Resources, Inc.
11.750% due 01/01/2016		4,100	4,674
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	3,838
Rain CII Carbon LLC
8.000% due 12/01/2018		700	705
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,278
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		2,591	2,634
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	4,550
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,500	1,500
7.125% due 04/15/2019		3,000	3,067
7.875% due 08/15/2019		3,000	3,150
8.250% due 02/15/2021		2,450	2,181
8.750% due 10/15/2016		6,700	7,085
9.250% due 05/15/2018		1,100	1,059
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,190
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	468
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,500	1,430
6.250% due 07/15/2013		3,170	3,347
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014	EUR	1,000	1,320

Rohm and Haas Co.
6.000% due 09/15/2017		$3,000	3,416
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		5,400	5,494
RZD Capital Ltd.
5.739% due 04/03/2017		11,800	11,918
SABIC Capital I BV
3.000% due 11/02/2015		4,600	4,618
SandRidge Energy, Inc.
4.206% due 04/01/2014		4,775	4,643
7.500% due 03/15/2021		2,700	2,693
8.000% due 06/01/2018		1,500	1,523
8.750% due 01/15/2020		100	104
Scientific Games International, Inc.
9.250% due 06/15/2019		700	746
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,900	1,858
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,200	4,287
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$2,300	2,311
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		800	879
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,211
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		$2,100	2,278
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,300	3,444
7.625% due 03/15/2020		100	106
7.750% due 04/15/2016		2,000	2,095
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,033
SunGard Data Systems, Inc.
10.625% due 05/15/2015		1,600	1,712
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,375
9.750% due 05/15/2014		6,000	7,056
10.250% due 05/15/2016		2,750	3,165
10.750% due 05/15/2019		1,000	1,222
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013		10,000	9,618
6.221% due 07/03/2017		2,900	2,976
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	700	873
Tenet Healthcare Corp.
10.000% due 05/01/2018		$1,700	1,951
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		858	883
Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016		1,000	1,132
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018		200	170
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	414
Tomkins LLC
9.000% due 10/01/2018		5,040	5,613
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,080
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,533
7.375% due 04/15/2018		4,000	4,309
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	311
UAL Pass-Through Trust
9.750% due 07/15/2018		2,312	2,497
10.400% due 05/01/2018		3,110	3,440
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	3,300	4,431
Univision Communications, Inc.
8.500% due 05/15/2021		$6,450	5,902
UPC Holding BV
8.375% due 08/15/2020	EUR	4,000	4,905
UPCB Finance II Ltd.
6.375% due 07/01/2020		2,600	3,146
UPCB Finance Ltd.
7.625% due 01/15/2020		3,000	3,854
UPCB Finance V Ltd.
7.250% due 11/15/2021		$1,000	1,018
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		3,300	3,300
9.500% due 01/21/2020		1,900	1,938
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,254
Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,324

5.625% due 09/15/2019		15,000	16,594
6.875% due 11/21/2036		100	114
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	2,911
6.750% due 08/15/2021		8,500	8,245
6.875% due 12/01/2018		3,200	3,208
7.000% due 10/01/2020		900	893
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		6,700	6,683
Volkswagen International Finance NV
4.000% due 08/12/2020		200	205
Warner Chilcott Corp.
7.750% due 09/15/2018		500	513
Windstream Corp.
7.875% due 11/01/2017		2,300	2,501
8.125% due 08/01/2013		2,400	2,580
WMG Acquisition Corp.
9.500% due 06/15/2016		5,425	5,913
Wynn Las Vegas LLC
7.750% due 08/15/2020		10,400	11,596
Yanlord Land Group Ltd.
10.625% due 03/29/2018		2,700	2,106
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	11,100	14,582

			1,170,894

UTILITIES 7.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	6,950
AES Corp.
8.000% due 10/15/2017		50	55
8.000% due 06/01/2020		4,400	4,862
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,589
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	18,973
6.103% due 06/27/2012		5,900	6,034
7.700% due 08/07/2013		100	108
8.700% due 08/07/2018		6,500	7,855
AT&T, Inc.
4.850% due 02/15/2014		6,772	7,304
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		500	537
BP Capital Markets PLC
2.750% due 02/27/2012		70	70
3.125% due 03/10/2012		1,170	1,175
3.625% due 05/08/2014		110	116
4.750% due 03/10/2019		220	245
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,663
Calpine Corp.
7.250% due 10/15/2017		$2,600	2,743
7.875% due 07/31/2020		1,100	1,191
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	8,208
7.750% due 11/30/2015		800	912
CMS Energy Corp.
1.353% due 01/15/2013		4,400	4,378
5.050% due 02/15/2018		100	100
Colbun S.A.
6.000% due 01/21/2020		500	532
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,268
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,303
Duke Energy Corp.
5.050% due 09/15/2019		300	341
E.CL S.A.
5.625% due 01/15/2021		2,500	2,653
Embarq Corp.
7.082% due 06/01/2016		5,600	6,077
Energy Future Holdings Corp.
10.000% due 01/15/2020		7,000	7,385
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		1,000	1,060
Entergy Corp.
3.625% due 09/15/2015		900	915
5.125% due 09/15/2020		400	399
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		400	354
Frontier Communications Corp.
7.125% due 03/15/2019		3,000	2,940
7.875% due 04/15/2015		700	713

Indo Energy Finance BV
7.000% due 05/07/2018		1,800	1,809
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,446
9.375% due 01/28/2020		1,000	1,155
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,200	3,272
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,569
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,764
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	403
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,510
6.250% due 06/17/2014		800	867
Linn Energy LLC
7.750% due 02/01/2021		1,300	1,359
National Grid PLC
6.300% due 08/01/2016		700	804
Nextel Communications, Inc.
6.875% due 10/31/2013		700	700
NGPL PipeCo LLC
6.514% due 12/15/2012		1,900	1,920
7.119% due 12/15/2017		3,400	3,361
NRG Energy, Inc.
7.375% due 01/15/2017		4,300	4,472
8.250% due 09/01/2020		3,900	3,939
8.500% due 06/15/2019		3,000	3,060
NV Energy, Inc.
6.250% due 11/15/2020		2,800	2,914
Penn Virginia Corp.
10.375% due 06/15/2016		1,500	1,605
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	448
PG&E Corp.
5.750% due 04/01/2014		4,800	5,233
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,300
PSEG Power LLC
5.320% due 09/15/2016		2,557	2,856
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	2,139
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,500	1,519
4.750% due 02/16/2021		3,700	3,746
5.000% due 10/19/2025		4,500	4,522
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	11,295
Qwest Corp.
3.796% due 06/15/2013		600	605
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		220	237
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		2,500	2,542
5.500% due 09/30/2014		6,500	6,987
5.832% due 09/30/2016		194	208
6.750% due 09/30/2019		250	297
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	232
Sprint Nextel Corp.
6.000% due 12/01/2016		2,200	1,837
Telesat LLC
11.000% due 11/01/2015		2,075	2,238
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		8,425	9,015
TNK-BP Finance S.A.
6.250% due 02/02/2015		5,000	5,206
6.625% due 03/20/2017		7,500	7,688
7.250% due 02/02/2020		6,200	6,448
7.500% due 03/13/2013		7,500	7,837
7.500% due 07/18/2016		4,700	4,971
7.875% due 03/13/2018		3,800	4,099
Verizon Communications, Inc.
5.550% due 02/15/2016		800	916
8.750% due 11/01/2018		1,500	2,028
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		3,200	3,028
7.748% due 02/02/2021		200	172
9.125% due 04/30/2018		3,600	3,541

Vodafone Group PLC
5.450% due 06/10/2019	3,400	3,963

		263,090

Total Corporate Bonds & Notes (Cost $2,445,699)		2,378,879

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Boston Properties LP
2.875% due 02/15/2037	6,300	6,332

Total Convertible Bonds & Notes (Cost $6,322)		6,332

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	130
6.918% due 04/01/2040	1,400	1,790
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	118
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	200	247
7.950% due 03/01/2036	100	113
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	10,360	11,266
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	100	65
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	118
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	124
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	218
6.603% due 07/01/2050	100	131
Riverside CA Electric Revenue, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	134
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	780	789
7.490% due 11/01/2018	1,435	1,452
7.740% due 11/01/2021	1,885	1,907
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	724
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	71

		19,397

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	900	934

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	121
Indiana Finance Authority Revenue Bonds, Series 2011
5.250% due 10/01/2038	1,000	1,075

		1,196

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	241
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	11,767
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	114
5.882% due 06/15/2044	100	123
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,538
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	100	114

		13,897

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	216
6.500% due 06/01/2047	200	157

		373

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	125

TEXAS 0.1%
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.875% due 05/15/2041	1,000	1,082
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	100	121

		1,203

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,630	4,797

Total Municipal Bonds & Notes (Cost $39,586)		41,922

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.494% due 10/27/2037	200	199
0.644% due 09/25/2042	24	24
1.250% due 03/14/2014 (h)	13,300	13,533
2.423% due 02/01/2035	108	113
4.000% due 01/01/2042	51,800	54,431
5.000% due 04/25/2022	84	84
5.031% due 05/01/2035	317	339
5.500% due 04/01/2034	1,162	1,270
6.000% due 03/25/2031 - 04/25/2043	325	328
Freddie Mac
5.000% due 04/15/2018 - 02/15/2020	327	334
5.500% due 03/15/2017	1	1
Ginnie Mae
0.583% due 12/16/2026	139	140

Total U.S. Government Agencies (Cost $70,409)		70,796

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.375% due 05/15/2041 (h)(i)	2,300	2,990

Total U.S. Treasury Obligations (Cost $2,979)		2,990

MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust
4.827% due 08/25/2035	1,878	1,433
5.188% due 11/25/2035	541	362
5.323% due 10/25/2035	2,723	2,165
American General Mortgage Loan Trust
5.150% due 03/25/2058	604	619
American Home Mortgage Assets
0.504% due 10/25/2046	327	132
American Home Mortgage Investment Trust
0.534% due 05/25/2047	368	41
2.301% due 09/25/2045	91	66
Banc of America Funding Corp.
0.757% due 07/26/2036	654	645
2.569% due 06/25/2034	208	195
2.788% due 09/20/2035	364	241
5.481% due 05/20/2036	1,400	1,037
5.888% due 04/25/2037	613	415
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	84	73
2.776% due 11/20/2046	2,853	2,013
2.881% due 02/25/2036	38	27
2.884% due 07/25/2033	1,282	1,188
5.500% due 12/25/2020	183	180
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.724% due 02/10/2051	100	110
Bear Stearns Adjustable Rate Mortgage Trust
2.447% due 04/25/2034	2,742	2,347
2.595% due 08/25/2033	286	271
2.706% due 10/25/2035	105	103
2.905% due 01/25/2035	32	24
5.131% due 05/25/2047	370	226
Bear Stearns Alt-A Trust
0.454% due 02/25/2034	1,630	1,198
2.774% due 03/25/2036	188	90
2.823% due 11/25/2036	147	71

Bear Stearns Commercial Mortgage Securities
5.145% due 10/12/2042		1,000	1,111
5.533% due 04/12/2038		500	565
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		598	352
3.618% due 12/26/2046		1,569	931
CC Mortgage Funding Corp.
0.424% due 05/25/2048		2,849	1,260
CDC Commercial Mortgage Trust
6.005% due 05/15/2035		900	906
Chase Mortgage Finance Corp.
2.751% due 02/25/2037		1,098	929
5.500% due 12/25/2022		2,679	2,658
5.890% due 09/25/2036		4,385	3,746
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037		667	360
2.700% due 08/25/2035		986	449
2.726% due 03/25/2034		15	13
2.804% due 12/25/2035		282	117
5.313% due 08/25/2035		9,781	8,625
5.611% due 09/25/2037 ^		716	406
Commercial Mortgage Pass-Through Certificates
5.116% due 06/10/2044		700	771
Countrywide Alternative Loan Trust
0.454% due 02/25/2047		320	181
0.480% due 12/20/2046		979	450
0.495% due 07/20/2046		333	114
0.524% due 08/25/2046		539	80
0.565% due 09/20/2046		600	42
0.587% due 11/20/2035		186	94
0.795% due 11/20/2035		500	100
1.208% due 12/25/2035		165	90
5.500% due 03/25/2036		182	118
5.576% due 11/25/2035		382	201
6.000% due 02/25/2037		4,684	3,001
Countrywide Home Loan Mortgage Pass-Through Trust
2.998% due 04/25/2035		142	76
5.096% due 10/20/2035		400	273
5.242% due 02/20/2036		502	330
5.296% due 05/20/2036		548	313
5.500% due 11/25/2035		418	370
6.000% due 01/25/2037		13,271	11,161
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		24	18
2.399% due 06/25/2033		377	346
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		448	230
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		495	314
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036 ^		414	210
5.886% due 10/25/2036 ^		414	227
Deutsche Mortgage Securities, Inc.
1.510% due 06/28/2047		1,569	1,553
Downey Savings & Loan Association Mortgage Loan Trust
0.595% due 10/19/2036		800	30
First Horizon Asset Securities, Inc.
5.546% due 02/25/2036		912	772
5.750% due 05/25/2037		600	483
Granite Master Issuer PLC
0.385% due 12/20/2054		3,783	3,617
0.877% due 12/20/2054	GBP	540	795
1.337% due 12/20/2054	EUR	3,326	4,104
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$6	5
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	539
GS Mortgage Securities Corp.
5.396% due 08/10/2038		500	537
GSR Mortgage Loan Trust
2.722% due 09/25/2035		1,798	1,643
2.739% due 11/25/2035		179	149
2.765% due 01/25/2036		129	90
6.000% due 02/25/2036		2,527	2,157
Harborview Mortgage Loan Trust
0.415% due 04/19/2038		1,701	984
0.475% due 01/19/2038		55	32
0.625% due 06/20/2035		1,880	1,407
Homebanc Mortgage Trust
0.474% due 12/25/2036		351	212
Indymac Index Mortgage Loan Trust
0.534% due 07/25/2035		31	19
4.913% due 09/25/2035		320	225
5.172% due 06/25/2035		304	204
JPMorgan Chase Commercial Mortgage Securities Corp.
5.205% due 12/15/2044		800	889

JPMorgan Mortgage Trust
2.810% due 07/25/2035	1,752	1,573
5.319% due 07/25/2035	643	620
5.687% due 06/25/2037	1,819	1,518
6.500% due 09/25/2035	951	926
JPMorgan Re-REMIC
0.757% due 03/26/2037	1,156	1,029
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,468	2,643
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046	1,148	540
Mellon Residential Funding Corp.
0.718% due 12/15/2030	121	110
Merrill Lynch Alternative Note Asset
0.594% due 03/25/2037	525	171
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	78	51
5.136% due 12/25/2035	1,104	927
Morgan Stanley Capital
5.610% due 04/15/2049	2,380	2,472
5.809% due 12/12/2049	200	221
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036	32	24
5.023% due 07/25/2035	932	780
6.000% due 10/25/2037 ^	1,683	1,080
Opteum Mortgage Acceptance Corp.
0.554% due 07/25/2035	156	143
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035	4,258	2,960
RBSSP Resecuritization Trust
0.614% due 03/26/2037	1,260	1,127
0.794% due 03/26/2036	527	502
Residential Accredit Loans, Inc.
0.474% due 06/25/2046	51	16
1.568% due 09/25/2045	976	512
6.000% due 06/25/2036	1,092	636
Residential Funding Mortgage Securities
3.033% due 09/25/2035	1,183	742
Sequoia Mortgage Trust
0.635% due 07/20/2033	378	319
Structured Adjustable Rate Mortgage Loan Trust
2.533% due 01/25/2035	1,131	834
2.533% due 09/25/2035	2,283	1,730
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037	1,863	928
0.544% due 09/25/2047	498	99
0.635% due 03/19/2034	70	59
0.945% due 10/19/2034	481	397
Structured Asset Securities Corp.
2.477% due 06/25/2033	487	430
2.650% due 10/25/2035	250	198
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	473	85
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048	64	64
5.735% due 06/15/2049	2,962	3,038
5.737% due 05/15/2043	800	888
WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045	1,741	1,124
0.604% due 01/25/2045	149	111
0.614% due 08/25/2045	966	709
0.908% due 02/25/2047	442	220
0.938% due 01/25/2047	1,186	649
0.978% due 05/25/2047	707	407
1.018% due 12/25/2046	663	393
1.088% due 10/25/2046	2,647	1,341
1.208% due 02/25/2046	2,677	1,771
1.408% due 11/25/2042	288	225
2.560% due 12/25/2036	4,320	2,793
2.564% due 09/25/2033	487	466
2.610% due 02/25/2037	458	305
Wells Fargo Mortgage-Backed Securities Trust
2.538% due 09/25/2033	666	618
2.666% due 03/25/2036	2,094	1,616
2.680% due 04/25/2036	7,500	5,578
2.689% due 06/25/2035	3,821	3,516
2.729% due 07/25/2036 ^	4,111	2,739
2.730% due 07/25/2036	132	93
2.739% due 04/25/2036	2,509	1,809
2.749% due 05/25/2036	249	170
6.000% due 04/25/2037	3,400	3,088
6.042% due 11/25/2037	3,502	2,552

Total Mortgage-Backed Securities (Cost $159,492)		139,941

ASSET-BACKED SECURITIES 1.9%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		913	899
7.001% due 09/20/2022		5,950	5,462
Ameriquest Mortgage Securities, Inc.
0.764% due 01/25/2035		380	359
Asset-Backed Securities Corp. Home Equity
1.928% due 03/15/2032		1,283	930
Atrium CDO Corp.
0.852% due 06/27/2015		1,357	1,329
Avoca CLO BV
1.974% due 09/15/2021	EUR	6,780	8,202
Bear Stearns Asset-Backed Securities Trust
0.844% due 10/25/2034		$598	574
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		9	9
0.534% due 10/25/2036		1,000	333
Citibank Omni Master Trust
2.378% due 05/16/2016		20,300	20,427
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036		102	100
0.354% due 07/25/2045		1,044	716
0.404% due 08/25/2036		193	175
Countrywide Asset-Backed Certificates
0.474% due 09/25/2036		422	332
0.544% due 04/25/2036		3,546	3,039
0.554% due 05/25/2036		2,027	1,729
4.740% due 10/25/2035		2,020	1,824
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		105	64
First Franklin Mortgage Loan Asset-Backed Certificates
0.404% due 11/25/2036		507	473
GSAMP Trust
0.364% due 12/25/2036		118	78
0.664% due 03/25/2047		4,500	1,464
HSBC Asset Loan Obligation
0.354% due 12/25/2036		162	116
Long Beach Mortgage Loan Trust
0.624% due 01/25/2046		35	15
0.854% due 10/25/2034		288	212
MASTR Asset-Backed Securities Trust
0.344% due 01/25/2037		517	114
Merrill Lynch First Franklin Mortgage Loan Trust
0.354% due 07/25/2037		2	2
Morgan Stanley Dean Witter Capital
1.644% due 02/25/2033		1,911	1,491
Moselle CLO S.A.
1.807% due 01/06/2020	EUR	2,587	3,152
Residential Asset Mortgage Products, Inc.
0.694% due 06/25/2047		$600	261
SACO, Inc.
0.794% due 12/25/2035		952	322
SLC Student Loan Trust
4.750% due 06/15/2033		1,592	1,558
SLM Student Loan Trust
1.918% due 04/25/2023		1,282	1,313
3.500% due 08/17/2043		2,081	2,052
3.528% due 05/16/2044		1,891	1,930
4.500% due 11/16/2043		3,066	2,910
Specialty Underwriting & Residential Finance
0.974% due 01/25/2034		17	13
Structured Asset Securities Corp.
0.374% due 01/25/2037		75	74
Venture CDO Ltd.
0.639% due 01/20/2022		2,000	1,829
Wind River CLO Ltd.
0.889% due 12/19/2016		1,452	1,381

Total Asset-Backed Securities (Cost $72,138)			67,263

SOVEREIGN ISSUES 9.8%
Bahrain Government International Bond
5.500% due 03/31/2020		1,300	1,235
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	765
6.369% due 06/16/2018		$12,100	13,655
6.500% due 06/10/2019		1,800	2,061
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	8,120	10,719
7.375% due 04/25/2012		$19,383	19,771

Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,962
8.875% due 04/15/2024		200	299
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024 (d)	BRL	3,600	4,281
10.000% due 01/01/2013		561	301
10.000% due 01/01/2014		559	297
10.000% due 01/01/2017		11,593	5,973
10.000% due 01/01/2021		5,521	2,758
Canada Government Bond
3.250% due 06/01/2021 (h)(i)	CAD	41,100	44,856
Canada Housing Trust No. 1
3.800% due 06/15/2021		23,400	25,691
Colombia Government International Bond
6.125% due 01/18/2041		$600	744
8.375% due 02/15/2027		1,300	1,670
Export-Import Bank of Korea
1.592% due 03/13/2012		7,100	7,096
3.750% due 10/20/2016		400	403
4.000% due 01/29/2021		3,800	3,685
5.125% due 06/29/2020		1,600	1,683
5.875% due 01/14/2015		400	431
Indonesia Government International Bond
6.875% due 03/09/2017		4,300	5,021
6.875% due 01/17/2018		300	355
7.500% due 01/15/2016		5,000	5,812
9.500% due 07/15/2031	IDR	41,000,000	5,692
10.000% due 02/15/2028		21,000,000	2,988
10.500% due 08/15/2030		29,000,000	4,320
11.625% due 03/04/2019		$5,200	7,709
Jordan Government International Bond
3.875% due 11/12/2015		250	234
Korea Development Bank
5.300% due 01/17/2013		1,150	1,189
Korea Finance Corp.
3.250% due 09/20/2016		400	395
Korea Government Bond
4.875% due 09/22/2014		200	216
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	830
Mexico Government International Bond
5.750% due 10/12/2110		100	107
8.300% due 08/15/2031		100	150
Panama Government International Bond
7.250% due 03/15/2015		6,250	7,234
Peru Government International Bond
7.350% due 07/21/2025		450	598
8.375% due 05/03/2016		12,000	14,940
8.750% due 11/21/2033		139	213
Philippines Government International Bond
6.500% due 01/20/2020		9,500	11,400
7.500% due 09/25/2024		200	255
8.250% due 01/15/2014		200	226
8.375% due 06/17/2019		100	132
8.875% due 03/17/2015		107	130
9.000% due 02/15/2013		200	216
Qatar Government International Bond
4.000% due 01/20/2015		17,200	18,085
5.250% due 01/20/2020		600	661
6.550% due 04/09/2019		1,000	1,185
Russia Government International Bond
7.500% due 03/31/2030		27,325	31,800
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	3,839
6.875% due 05/27/2019		$2,170	2,626
8.000% due 12/21/2018	ZAR	144,600	18,263
8.250% due 09/15/2017		133,400	17,204
Turkey Government International Bond
5.625% due 03/30/2021		$13,400	13,618
6.750% due 04/03/2018		2,700	2,960
6.750% due 05/30/2040		200	207
6.875% due 03/17/2036		1,600	1,676
7.000% due 03/11/2019		800	890
7.000% due 06/05/2020		5,100	5,661
7.250% due 03/05/2038		1,700	1,866
Uruguay Government International Bond
8.000% due 11/18/2022		5,631	7,743
Venezuela Government International Bond
7.750% due 10/13/2019		900	648
8.250% due 10/13/2024		1,200	795

Total Sovereign Issues (Cost $348,835)			354,425

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
DURA Automotive Systems, Inc.	9,042	0
Tropicana Las Vegas Hotel and Casino	50,000	675

		675

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V.	345,787	149

INFORMATION TECHNOLOGY 0.0%
Zynga, Inc. ‘A’ (b)	66,709	628

Total Common Stocks (Cost $7,750)		1,452

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 12/31/2049	1,500	1,075

Total Preferred Securities (Cost $1,412)		1,075

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.6%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
1.950% due 02/15/2013	$4,600	4,597

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.060% due 01/03/2012	5,000	5,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,180. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	2,924	2,924

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $2,987. Repurchase proceeds are $2,924.)
		7,924

U.S. TREASURY BILLS 1.7%
0.024% due 01/12/2012 - 06/21/2012 (c)(f)(h)(i)	62,343	62,339

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 8.6%
	31,125,794	311,694

Total Short-Term Instruments (Cost $386,568)		386,554

PURCHASED OPTIONS (k) 0.0%
(Cost $920)		1,001
Total Investments 100.3% (Cost $3,715,166)		$3,620,823
Written Options (l) (0.1%) (Premiums $2,874)		(2,256)
Other Assets and Liabilities (Net) (0.2%)		(8,661)

Net Assets 100.0%		$3,609,906

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $2,662 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $1,275 at a weighted average interest rate of (1.719%). On December 31, 2011, securities valued at $226 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $3,657 and cash of $3,176 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	3,753	$927
90-Day Eurodollar June Futures	Long	06/2012	1,055	(398)
90-Day Eurodollar March Futures	Long	03/2012	2,100	100
90-Day Eurodollar March Futures	Long	03/2013	1,453	906
Canada Government 10-Year Bond March Futures	Long	03/2012	21	32

				$1,567

(i)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $54,383 and cash of $1,759 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$166,110	$(11,319)	$1,554

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	$847,400	$(53,096)	$(2,212)
Receive	3-Month USD-LIBOR	2.000%	06/15/2016	100,000	(4,032)	(1,124)
Receive	3-Month USD-LIBOR	2.250%	12/21/2016	333,200	(17,078)	(2,376)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	4,800	(588)	(89)
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	1,100	(130)	(15)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	719,000	(99,080)	(9,471)
Receive	3-Month USD-LIBOR	3.000%	10/13/2021	35,500	(3,431)	(1,332)

					$(177,435)	$(16,619)

(j)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.795%	$2,000	$(69)	$0	$(69)
Embarq Corp.	GST	(1.000%	)	06/20/2016	2.123%	2,700	126	(19)	145
Embarq Corp.	JPM	(1.550%	)	06/20/2016	2.168%	3,000	76	0	76
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.491%	400	11	32	(21)
Masco Corp.	BPS	(1.000%	)	09/20/2012	1.453%	2,000	6	26	(20)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.708%	1,000	(19)	(25)	6
Rohm & Haas Co.	FBF	(1.850%	)	09/20/2017	0.354%	3,000	(252)	0	(252)
Teva Pharmaceutical Finance II LLC	BRC	(1.000%	)	03/20/2016	0.678%	1,000	(14)	(26)	12

							$(135)	$(12)	$(123)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2011(3)	Notional Amount(4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GST	1.000%	03/20/2018	3.840%		$1,900	$(279)	$(112)	$(167)
Alcoa, Inc.	JPM	1.000%	03/20/2018	3.840%		1,100	(162)	(62)	(100)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%		1,000	3	(5)	8
American International Group, Inc.	DUB	5.000%	09/20/2013	3.640%		1,000	24	(130)	154
American International Group, Inc.	UAG	5.000%	09/20/2012	2.473%		3,600	74	(432)	506
American International Group, Inc.	UAG	5.000%	09/20/2014	4.034%		1,100	29	(154)	183
Amgen, Inc.	GST	1.000%	09/20/2014	0.508%		9,200	126	197	(71)
ARAMARK Corp.	CBK	5.000%	03/20/2014	2.332%		2,400	143	(65)	208
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	1.082%		2,200	(1)	0	(1)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.387%		2,000	(19)	(117)	98
Berkshire Hathaway Finance Corp.	GST	1.000%	09/20/2015	1.564%		1,000	(20)	(30)	10
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	1.309%		2,000	(21)	4	(25)
BP Capital Markets PLC	BRC	1.000%	06/20/2012	0.388%	EUR	1,900	8	(209)	217
Brazil Government International Bond	BOA	2.900%	05/20/2014	1.123%		$5,200	236	0	236
Brazil Government International Bond	BOA	2.920%	05/20/2014	1.123%		2,500	115	0	115
Brazil Government International Bond	BRC	2.370%	05/20/2014	1.123%		3,400	110	0	110
Brazil Government International Bond	BRC	1.980%	09/20/2014	1.187%		6,700	181	0	181
Brazil Government International Bond	CBK	1.920%	09/20/2014	1.187%		6,700	169	0	169
Brazil Government International Bond	HUS	1.000%	09/20/2016	1.525%		7,000	(163)	(244)	81
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.388%		32,000	(464)	(300)	(164)
Brazil Government International Bond	MYC	1.850%	09/20/2014	1.187%		6,700	155	0	155
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.764%		11,800	32	23	9
Brazil Government International Bond	UAG	2.250%	05/20/2014	1.123%		3,600	105	0	105
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	2.741%		6,000	113	0	113
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.751%		1,800	(9)	0	(9)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	3.161%		2,900	143	(218)	361
China Government International Bond	BOA	1.000%	09/20/2016	1.403%		2,900	(51)	15	(66)
China Government International Bond	BPS	1.000%	09/20/2015	1.203%		1,000	(7)	9	(16)
China Government International Bond	BRC	1.000%	09/20/2015	1.203%		2,000	(14)	19	(33)
China Government International Bond	BRC	1.000%	09/20/2016	1.403%		7,000	(124)	36	(160)
China Government International Bond	CBK	1.000%	12/20/2012	0.720%		2,500	8	10	(2)
China Government International Bond	CBK	1.000%	09/20/2015	1.203%		500	(3)	5	(8)
China Government International Bond	CBK	1.000%	09/20/2016	1.403%		8,100	(143)	42	(185)
China Government International Bond	FBF	1.000%	09/20/2016	1.403%		1,000	(18)	5	(23)
China Government International Bond	GST	1.000%	12/20/2012	0.720%		5,000	16	23	(7)
China Government International Bond	HUS	1.000%	12/20/2012	0.720%		5,000	16	18	(2)
China Government International Bond	HUS	1.000%	09/20/2015	1.203%		400	(2)	4	(6)
China Government International Bond	MYC	1.000%	09/20/2015	1.203%		1,100	(7)	9	(16)
China Government International Bond	MYC	1.000%	09/20/2016	1.403%		5,000	(88)	25	(113)
China Government International Bond	RYL	1.000%	09/20/2015	1.203%		2,600	(18)	24	(42)
Colombia Government International Bond	CBK	1.000%	03/20/2016	1.339%		1,400	(19)	(10)	(9)
Comcast Corp.	GST	1.000%	06/20/2021	1.340%		9,900	(274)	(317)	43
Community Health Systems, Inc.	GST	5.000%	09/20/2012	3.430%		4,200	55	(273)	328
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.879%		10,000	(182)	0	(182)
Continental AG	BRC	5.000%	12/20/2013	3.284%	EUR	1,300	58	61	(3)
Continental AG	UAG	5.000%	12/20/2013	3.284%		2,400	106	122	(16)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%		$7,300	(1,354)	(858)	(496)
Egypt Government International Bond	HUS	1.000%	03/20/2016	6.202%		600	(111)	(73)	(38)
Egypt Government International Bond	JPM	1.000%	03/20/2016	6.202%		1,000	(185)	(123)	(62)
Egypt Government International Bond	MYC	1.000%	03/20/2016	6.202%		3,000	(556)	(358)	(198)
El Paso Corp.	BOA	5.000%	09/20/2014	1.958%		400	33	(30)	63
El Paso Corp.	FBF	5.000%	09/20/2014	1.958%		4,600	378	(346)	724
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.122%		1,000	(5)	(1)	(4)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%		1,000	(5)	(9)	4
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		2,000	(9)	(10)	1
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%		1,000	(7)	(8)	1
France Government Bond	DUB	0.250%	09/20/2015	1.958%		300	(18)	(11)	(7)
France Government Bond	DUB	0.250%	03/20/2016	2.031%		4,200	(295)	(149)	(146)
France Government Bond	GST	0.250%	03/20/2016	2.031%		8,200	(576)	(274)	(302)
France Government Bond	JPM	0.250%	09/20/2015	1.958%		100	(7)	(4)	(3)
France Government Bond	MYC	0.250%	09/20/2016	2.128%		1,100	(90)	(52)	(38)
Gazprom Via Morgan Stanley, Inc.	GST	1.000%	12/20/2012	2.013%		6,200	(58)	(63)	5
Gazprom Via Morgan Stanley, Inc.	MYC	1.000%	12/20/2012	2.013%		6,200	(58)	(66)	8
General Electric Capital Corp.	CBK	3.950%	03/20/2017	2.542%		14,525	979	0	979
General Electric Capital Corp.	DUB	3.730%	12/20/2013	1.936%		5,000	180	0	180
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	6.512%		2,600	(90)	(390)	300
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.512%		2,800	(97)	(468)	371
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.822%		1,000	104	(103)	207
Goldman Sachs Group, Inc.	MYC	0.230%	06/20/2012	3.435%		6,000	(90)	0	(90)
Illinois State General Obligation Bonds, Series 2006	DUB	2.770%	03/20/2021	2.883%		5,300	(28)	0	(28)
Illinois State General Obligation Bonds, Series 2006	DUB	2.820%	03/20/2021	2.883%		2,100	(5)	0	(5)

Illinois State General Obligation Bonds, Series 2006	MYC	2.780%	03/20/2021	2.883%	2,100	(10)	0	(10)
Indonesia Government International Bond	CBK	1.000%	03/20/2016	1.838%	400	(13)	(8)	(5)
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.997%	3,200	(139)	(120)	(19)
Indonesia Government International Bond	HUS	1.000%	12/20/2015	1.785%	12,750	(372)	(277)	(95)
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.785%	18,750	(548)	(390)	(158)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	2.231%	1,900	(130)	(78)	(52)
MetLife, Inc.	GST	1.000%	09/20/2015	3.006%	3,500	(240)	(203)	(37)
MetLife, Inc.	UAG	1.000%	09/20/2015	3.006%	3,900	(267)	(231)	(36)
Mexico Government International Bond	BOA	3.200%	05/20/2014	1.021%	2,800	155	0	155
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.042%	3,500	96	0	96
Mexico Government International Bond	BRC	2.680%	05/20/2014	1.021%	3,400	144	0	144
Mexico Government International Bond	BRC	2.310%	06/20/2014	1.042%	2,900	93	0	93
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.362%	5,700	(82)	(44)	(38)
Mexico Government International Bond	DUB	1.000%	09/20/2016	1.454%	1,500	(30)	(12)	(18)
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.492%	1,500	(34)	(37)	3
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.281%	5,000	(49)	(97)	48
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%	2,800	(40)	(27)	(13)
Mexico Government International Bond	RYL	1.000%	12/20/2015	1.324%	20,000	(242)	(315)	73
Morgan Stanley	CBK	1.000%	06/20/2013	4.621%	200	(10)	(12)	2
Morgan Stanley	JPM	1.000%	06/20/2013	4.621%	100	(5)	(11)	6
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.968%	7,300	21	0	21
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.968%	2,000	2	0	2
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.968%	2,400	7	0	7
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.709%	1,900	20	0	20
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.699%	6,000	107	0	107
NRG Energy, Inc.	BOA	5.000%	06/20/2016	5.770%	1,900	(52)	35	(87)
NRG Energy, Inc.	BPS	5.000%	09/20/2016	5.958%	1,000	(35)	(10)	(25)
NRG Energy, Inc.	DUB	5.000%	06/20/2016	5.770%	6,600	(178)	95	(273)
NRG Energy, Inc.	FBF	5.000%	06/20/2015	4.979%	300	0	(5)	5
NRG Energy, Inc.	FBF	5.000%	06/20/2016	5.770%	1,900	(52)	31	(83)
NRG Energy, Inc.	GST	5.000%	06/20/2016	5.770%	7,000	(189)	145	(334)
NRG Energy, Inc.	UAG	5.000%	06/20/2015	4.979%	800	2	(13)	15
NRG Energy, Inc.	UAG	5.000%	06/20/2016	5.770%	900	(24)	17	(41)
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%	1,300	(33)	(45)	12
Pfizer, Inc.	MYC	1.000%	09/20/2014	0.564%	9,700	118	222	(104)
Philippines Government International Bond	BPS	1.000%	09/20/2015	1.520%	5,000	(92)	(114)	22
Philippines Government International Bond	CBK	1.000%	09/20/2015	1.520%	11,700	(214)	(262)	48
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.984%	3,000	85	0	85
Philippines Government International Bond	MYC	1.000%	09/20/2015	1.520%	9,000	(165)	(176)	11
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.984%	4,300	108	0	108
PSEG Energy Holdings LLC	BOA	1.300%	06/20/2012	0.793%	5,000	15	0	15
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.135%	400	(2)	(3)	1
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%	400	(2)	(4)	2
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.135%	800	(4)	(6)	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	0.700%	06/20/2012	2.051%	6,700	(41)	0	(41)
SLM Corp.	BOA	0.820%	06/20/2012	3.568%	9,200	(117)	0	(117)
South Africa Government International Bond	FBF	1.000%	12/20/2020	2.263%	1,325	(127)	(51)	(76)
South Africa Government International Bond	MYC	1.000%	12/20/2020	2.263%	2,760	(264)	(90)	(174)
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	9.288%	800	(256)	(121)	(135)
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	3.889%	1,500	45	(165)	210
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY 15,000	(11)	(24)	13
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	10.820%	17,500	(34)	(38)	4
Turkey Government International Bond	CBK	1.000%	03/20/2015	2.548%	$6,200	(293)	(174)	(119)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%	700	8	7	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	1,300	8	16	(8)
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.751%	500	5	5	0
Uruguay Government International Bond	DUB	1.050%	01/20/2012	0.967%	19,000	93	0	93
Vale Overseas Ltd.	UAG	0.650%	06/20/2014	1.286%	2,700	(41)	0	(41)
Volkswagen International Finance NV	BRC	1.000%	09/20/2015	1.465%	3,000	(49)	(19)	(30)
Volkswagen International Finance NV	CBK	1.000%	09/20/2015	1.465%	3,600	(58)	2	(60)

						$(5,445)	$(8,030)	$2,585

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$31,900	$2,335	$4,061	$(1,726)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	30,000	2,196	3,825	(1,629)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	5,000	366	515	(149)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	26,400	1,932	3,208	(1,276)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	101,000	8,108	12,436	(4,328)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	1,600	128	228	(100)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	15,900	1,277	2,242	(965)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	43,100	3,460	5,968	(2,508)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	16,400	1,316	2,312	(996)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	14,300	1,222	1,516	(294)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	50,000	4,273	6,487	(2,214)

CDX.EM-15 5-Year Index	MYC	5.000%	06/20/2016		50,000	4,273	6,487	(2,214)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		36,400	3,111	3,349	(238)
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016		48,500	4,255	4,274	(19)
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016		18,800	1,649	1,692	(43)
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016		37,500	3,290	3,394	(104)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		12,898	18	0	18
CDX.HY-9 5-Year Index	BRC	3.750%	12/20/2012		756	(9)	(3)	(6)
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		98,700	(699)	266	(965)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		42,400	(301)	88	(389)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012	EUR	6,440	(147)	115	(262)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,116	(48)	(96)	48

						$42,005	$62,364	$(20,359)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS	BRL	1,500	$15	$7	$8
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		175,700	2,874	708	2,166
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		23,500	380	0	380
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		23,600	418	29	389
Pay	1-Year BRL-CDI	12.450%	01/02/2013	BRC		10,200	128	6	122
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		99,000	1,981	785	1,196
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		271,600	3,481	256	3,225
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UAG		163,900	2,193	298	1,895
Pay	1-Year BRL-CDI	12.390%	01/02/2014	UAG		91,300	1,595	68	1,527
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		90,500	1,692	196	1,496
Receive	3-Month USD-LIBOR	1.800%	08/26/2016	RYL		$41,600	(1,449)	(79)	(1,370)
Receive	3-Month USD-LIBOR	1.750%	11/16/2016	FBF		72,500	(2,040)	0	(2,040)
Receive	3-Month USD-LIBOR	2.250%	12/21/2016	BPS		69,600	(3,528)	(2,902)	(626)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CBK		1,500	(181)	(10)	(171)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GLM		5,900	(709)	(25)	(684)
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	BPS		6,700	(775)	(36)	(739)
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	CBK		1,100	(127)	(5)	(122)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB	AUD	11,900	358	31	327
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	JPM		50,000	1,504	159	1,345
Pay	28-Day MXN TIIE	5.800%	06/08/2016	BRC	MXN	340,800	52	40	12
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		340,700	52	22	30
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		1,196,000	(679)	276	(955)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		78,000	(45)	19	(64)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MYC		37,900	279	(35)	314
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	103	0	103
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		14,800	89	14	75
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		76,000	139	73	66

							$7,800	$(105)	$7,905

(k)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$29,150	$99	$159
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	109,750	433	598
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,600	99	54
Put - OTC 30-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	100	5	3
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	400	21	13
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,000	49	34
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,200	62	40
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	3,000	152	100

							$920	$1,001

(l)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	187	$98	$(19)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	187	47	(112)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	571	164	(20)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,379	461	(1,167)

				$770	$(1,318)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$58,300	$103	$(3)
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	12,800	0	(26)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	12,800	0	(22)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	12,800	0	(26)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	12,800	0	(22)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	219,500	439	(12)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,600	18	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,700	18	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,700	24	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	43,200	0	(280)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	43,200	0	(103)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	29,300	0	(130)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	29,300	0	(103)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	116,700	930	(46)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	9,500	93	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	7,000	98	(34)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	4,400	47	(21)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,400	41	(17)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,800	45	(18)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	11,400	127	(56)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	2,800	30	(14)

							$2,104	$(938)

(m)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.774%	08/28/2017	03/31/2011 - 05/26/2011	$4,992	$4,118	0.11%

(n)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	36,785	02/2012	CBK	$0	$(1,061)	$(1,061)
Sell		683	02/2012	WST	0	(24)	(24)
Buy	BRL	22,453	01/2012	HUS	68	0	68
Sell		22,453	01/2012	HUS	0	(324)	(324)
Buy		22,453	01/2012	MSC	0	(460)	(460)
Sell		22,453	01/2012	MSC	0	(68)	(68)
Sell		22,453	03/2012	MSC	473	0	473
Sell	CAD	632	02/2012	BRC	0	(2)	(2)
Buy		668	02/2012	DUB	8	0	8
Buy	CNY	36,000	02/2012	DUB	126	0	126
Buy		100,130	02/2012	JPM	432	0	432
Buy		20,000	06/2012	CBK	15	0	15
Buy		9,900	06/2012	DUB	4	0	4
Buy		15,640	06/2012	GST	11	0	11
Buy		194,157	06/2012	HUS	12	(301)	(289)
Buy		5,775	06/2012	JPM	4	0	4
Buy		343,303	06/2012	RYL	0	(246)	(246)
Buy		55,007	10/2012	CBK	0	(21)	(21)
Buy		98,434	02/2013	CBK	0	(391)	(391)
Buy		139,485	02/2013	GST	0	(564)	(564)
Buy		25,000	02/2013	JPM	0	(54)	(54)
Buy		35,000	08/2013	DUB	0	(139)	(139)
Buy		25,000	08/2013	RYL	0	(83)	(83)
Buy		27,000	08/2013	UAG	0	(99)	(99)
Buy		25,000	04/2014	RYL	0	(209)	(209)
Sell	EUR	8,106	01/2012	FBL	338	0	338
Buy		8,106	01/2012	GST	0	(144)	(144)
Sell		137,473	02/2012	BRC	8,487	0	8,487
Buy		2,891	02/2012	CBK	0	(34)	(34)
Sell		8,106	02/2012	GST	144	0	144
Buy		637	02/2012	JPM	0	(43)	(43)
Sell		35,005	02/2012	JPM	2,054	0	2,054
Sell		29,283	02/2012	RBC	1,246	0	1,246

Sell		104,399	02/2012	UAG	6,917	0	6,917
Sell	GBP	7,486	01/2012	BRC	113	0	113
Sell		29,987	01/2012	GST	350	0	350
Buy		37,473	01/2012	RBC	0	(487)	(487)
Buy		328	02/2012	BRC	5	0	5
Sell		37,473	02/2012	RBC	487	0	487
Sell	IDR	99,000,000	01/2012	UAG	311	0	311
Sell	INR	10,712	07/2012	JPM	16	0	16
Buy	KRW	778,034	02/2012	CBK	0	(27)	(27)
Buy	MXN	3,725	03/2012	BRC	0	(1)	(1)
Buy		491,469	03/2012	CBK	0	(996)	(996)
Buy		465	03/2012	HUS	0	0	0
Sell		240,574	03/2012	UAG	103	0	103
Sell	MYR	9,642	04/2012	CBK	90	0	90
Sell		12,130	04/2012	GST	194	0	194
Buy		21,999	04/2012	UAG	0	(342)	(342)
Sell	PHP	23,126	03/2012	BRC	14	0	14
Buy		44,717	03/2012	CBK	0	(6)	(6)
Buy	SGD	2,612	02/2012	JPM	10	0	10
Sell	ZAR	285,766	01/2012	HUS	911	0	911

					$22,943	$(6,126)	$16,817

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$167,198	$995	$168,193
Corporate Bonds & Notes
Banking & Finance	0	943,176	1,719	944,895
Industrials	0	1,148,057	22,837	1,170,894
Utilities	0	263,090	0	263,090
Convertible Bonds & Notes
Banking & Finance	0	6,332	0	6,332
Municipal Bonds & Notes
California	0	19,397	0	19,397
Illinois	0	934	0	934
Indiana	0	1,196	0	1,196
New York	0	13,897	0	13,897
Ohio	0	373	0	373
Tennessee	0	125	0	125
Texas	0	1,203	0	1,203
West Virginia	0	4,797	0	4,797
U.S. Government Agencies	0	70,796	0	70,796
U.S. Treasury Obligations	0	2,990	0	2,990
Mortgage-Backed Securities	0	139,941	0	139,941
Asset-Backed Securities	0	59,073	8,190	67,263
Sovereign Issues	0	354,425	0	354,425
Common Stocks
Consumer Discretionary	0	0	675	675
Financials	0	0	149	149
Information Technology	628	0	0	628
Preferred Securities
Banking & Finance	0	1,075	0	1,075
Short-Term Instruments
Certificates of Deposit	0	4,597	0	4,597
Repurchase Agreements	0	7,924	0	7,924
U.S. Treasury Bills	0	62,339	0	62,339
PIMCO Short-Term Floating NAV Portfolio	311,694	0	0	311,694
Purchased Options
Interest Rate Contracts	0	1,001	0	1,001
	$312,322	$3,273,936	$34,565	$3,620,823

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	9,516	0	9,516
Foreign Exchange Contracts	0	22,943	0	22,943
Interest Rate Contracts	1,965	14,676	0	16,641
	$1,965	$47,135	$0	$49,100

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(25,859)	0	(25,859)
Foreign Exchange Contracts	0	(6,126)	0	(6,126)
Interest Rate Contracts	(398)	(25,646)	0	(26,044)
	$(398)	$(57,631)	$0	$(58,029)

Totals	$313,889	$3,263,440	$34,565	$3,611,894

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$1,984	$999	$(2,000)	$0	$0	$12	$0	$0	$995	$(4)
Corporate Bonds & Notes
Banking & Finance	13,034	0	(10,367)	31	2,787	(2,721)	0	(1,045)	1,719	(43)
Industrials	25,577	9,374	(12,811)	(251)	(121)	(550)	1,619	0	22,837	(574)
Asset-Backed Securities	8,106	224	(72)	29	0	(97)	0	0	8,190	(97)
Common Stocks
Consumer Discretionary	800	0	0	0	0	(125)	0	0	675	(125)
Financials	0	1,936	0	0	0	(1,787)	0	0	149	(1,787)

	49,501	12,533	(25,250)	(191)	2,666	(5,268)	1,619	(1,045)	34,565	(2,630)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,495)	$0	$0	$0	$934	$561	$0	$0	$0	$0

Totals	$48,006	$12,533	$(25,250)	$(191)	$3,600	$(4,707)	$1,619	$(1,045)	$34,565	$(2,630)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.4%
CORPORATE BONDS & NOTES 1.5%
Commonwealth Bank of Australia
0.814% due 07/12/2013		$14,800	$14,800
0.839% due 09/17/2014		12,200	12,209
ING Bank Australia Ltd.
5.150% due 06/24/2014	AUD	10,000	10,337
5.750% due 06/24/2014		4,200	4,449
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,371
National Australia Bank Ltd.
3.375% due 07/08/2014		2,900	3,057
Suncorp-Metway Ltd.
4.937% due 09/11/2013	AUD	17,400	17,819
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$1,100	1,118
Westpac Banking Corp.
2.450% due 11/28/2016		100	99
2.900% due 09/10/2014		600	627

			65,886

MORTGAGE-BACKED SECURITIES 0.6%
Crusade Global Trust
4.848% due 08/14/2037	AUD	8,692	8,573
Medallion Trust
0.636% due 05/25/2035		$2,019	1,989
Puma Finance Ltd.
0.549% due 02/21/2038		2,642	2,509
4.847% due 08/22/2037	AUD	4,264	4,171
4.938% due 07/12/2036		1,091	1,080
Superannuation Members Home Loan Programme
5.912% due 09/09/2041		537	551
Torrens Trust
1.752% due 10/15/2036	EUR	920	1,172
4.810% due 10/19/2038	AUD	4,652	4,626

			24,671

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,674
6.000% due 03/01/2022		6,700	7,576

			11,250

Total Australia (Cost $94,304)			101,807

CANADA 2.1%
CORPORATE BONDS & NOTES 1.0%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	4,833
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,935
Honda Canada Finance, Inc.
1.461% due 03/26/2012		17,000	16,680
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,531
National Bank of Canada
2.200% due 10/19/2016		$10,300	10,399

			41,378

SOVEREIGN ISSUES 1.1%
Canada Government Bond
2.750% due 09/01/2016 (g)	CAD	12,500	13,085
3.500% due 06/01/2020		500	554
Province of British Columbia Canada
4.300% due 06/18/2042		3,100	3,585
Province of Ontario Canada
4.000% due 06/02/2021		4,900	5,288
6.200% due 06/02/2031		2,000	2,752
Province of Quebec Canada
4.250% due 12/01/2021		10,000	10,919
5.000% due 12/01/2041		5,200	6,497
6.000% due 10/01/2029		2,000	2,637

			45,317

Total Canada (Cost $83,022)			86,695

CAYMAN ISLANDS 1.3%
ASSET-BACKED SECURITIES 0.9%
ARES CLO Ltd.
0.679% due 04/20/2017		$647	632
Babson CLO Ltd.
0.777% due 11/15/2016		3,053	2,972
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		1,494	1,383
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		409	403
Dryden Leveraged Loan CDO
1.110% due 12/22/2015		144	142
Duane Street CLO
0.688% due 11/08/2017		4,367	4,189
First CLO Ltd.
0.854% due 12/14/2016		446	436
Galaxy CLO Ltd.
0.658% due 04/25/2019		3,452	3,206
Hillmark Funding
0.729% due 05/21/2021		8,200	7,491
Hudson Straits CLO Ltd.
0.783% due 10/15/2016		933	918
ING Investment Management
0.797% due 12/01/2017		1,281	1,232
Katonah Ltd.
0.911% due 05/18/2015		1,640	1,606
1.120% due 02/20/2015		121	120
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		5,000	4,666
Pacifica CDO Ltd.
0.680% due 01/26/2020		1,530	1,432
0.807% due 02/15/2017		2,375	2,314
0.932% due 05/13/2016		789	766
Sagamore CLO Ltd.
0.943% due 10/15/2015		634	620
Venture CDO Ltd.
0.923% due 11/26/2014		356	352
Wind River CLO Ltd.
0.889% due 12/19/2016		2,277	2,166

			37,046

CORPORATE BONDS & NOTES 0.4%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		882	913
Transocean, Inc.
4.950% due 11/15/2015		16,100	16,458

			17,371

Total Cayman Islands (Cost $54,822)			54,417

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
2.103% due 01/01/2038	DKK	4,831	818

SOVEREIGN ISSUES 0.3%
Denmark Government International Bond
3.000% due 11/15/2021		69,100	13,491

Total Denmark (Cost $13,409)			14,309

FRANCE 4.4%
CORPORATE BONDS & NOTES 4.4%
BNP Paribas Home Loan SFH
2.250% due 10/01/2012	EUR	3,000	3,891
4.750% due 05/28/2013		3,100	4,151
Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	37,200
2.500% due 09/16/2015		13,300	12,938
4.500% due 01/09/2013	EUR	3,000	3,970
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		$16,600	15,960

Credit Agricole S.A.
2.625% due 01/21/2014		600	565
Dexia Credit Local
2.000% due 03/05/2013		250	240
Dexia Credit Local S.A.
0.644% due 01/12/2012		23,300	23,297
0.908% due 04/29/2014		8,050	7,308
2.750% due 01/10/2014		42,100	39,034
2.750% due 04/29/2014		26,500	24,107
GCE Covered Bonds S.A.
2.125% due 06/03/2014	EUR	1,100	1,411
Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,044
6.625% due 04/04/2018		7,000	7,964

Total France (Cost $195,961)			189,080

GERMANY 18.6%
BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland GMBH
4.333% due 09/13/2015	EUR	1,000	1,277
Kabel Deutschland Holding AG
5.083% due 12/31/2016		6,700	8,657

			9,934

CORPORATE BONDS & NOTES 7.5%
FMS Wertmanagement AoR
1.295% due 06/16/2014	GBP	5,200	8,044
1.583% due 02/18/2015	EUR	8,500	11,000
2.375% due 12/15/2014		79,300	105,608
2.750% due 06/03/2016		15,100	20,296
3.375% due 06/17/2021		26,100	35,814
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		13,600	17,744
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		3,050	3,974
1.419% due 03/04/2013		6,300	8,177
2.000% due 09/07/2016		19,500	25,806
2.125% due 04/11/2014		28,500	37,811
3.875% due 07/04/2013		4,800	6,490
5.500% due 06/05/2014	AUD	5,700	5,943
6.250% due 05/19/2021		18,000	19,121
Landesbank Baden-Wuerttemberg
4.500% due 10/05/2012	EUR	4,400	5,806
Landwirtschaftliche Rentenbank
3.750% due 04/12/2013		3,000	4,025
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017		1,500	2,014

			317,673

SOVEREIGN ISSUES 10.9%
Republic of Germany
2.500% due 02/27/2015		46,300	63,823
4.000% due 01/04/2018		30,000	45,362
4.750% due 07/04/2028		15,700	26,578
5.500% due 01/04/2031		59,600	111,877
5.625% due 01/04/2028		23,900	44,068
6.250% due 01/04/2030		2,840	5,654
6.500% due 07/04/2027		82,600	164,392
State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,728
4.000% due 02/14/2014		100	137

			463,619

Total Germany (Cost $834,052)			791,226

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
ICICI Bank Ltd.
2.256% due 02/24/2014		$2,000	1,900

Total India (Cost $2,000)			1,900

IRELAND 0.7%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	3,100	3,691

Magi Funding PLC
2.015% due 04/11/2021		5,577	6,611

			10,302

CORPORATE BONDS & NOTES 0.4%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		6,000	8,182
4.250% due 01/18/2017		6,000	8,495
4.375% due 01/18/2022		1,000	1,462
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049		200	234

			18,373

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
1.266% due 07/15/2048		1,584	1,238
Immeo Residential Finance PLC
1.586% due 12/15/2016		1,937	2,394

			3,632

Total Ireland (Cost $34,841)			32,307

ITALY 0.4%
ASSET-BACKED SECURITIES 0.0%
Asset-Backed European Securitisation Transaction SRL
2.038% due 09/21/2020	EUR	227	294
Locat Securitisation Vehicle SRL
1.652% due 12/12/2024		554	699

			993

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.906% due 02/24/2014		$4,100	3,612
6.500% due 02/24/2021		14,600	11,998

			15,610

Total Italy (Cost $19,718)			16,603

JAPAN 0.5%
SOVEREIGN ISSUES 0.5%
Japan Government International Bond
0.100% due 10/15/2012	JPY	81,000	1,052
2.500% due 09/20/2036		1,240,000	18,266

Total Japan (Cost $14,285)			19,318

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
BAA Funding Ltd.
3.975% due 02/15/2014	EUR	11,744	15,242
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	9,000	8,736

Total Jersey, Channel Islands (Cost $28,047)			23,978

LUXEMBOURG 0.2%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
1.917% due 06/04/2024	EUR	2,518	2,897

BANK LOAN OBLIGATIONS 0.0%
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		$1,791	1,787

CORPORATE BONDS & NOTES 0.1%
Sunrise Communications International S.A.
7.000% due 12/31/2017 (e)	EUR	1,500	2,019
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020		1,500	1,871

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,157

			5,047

Total Luxembourg (Cost $10,014)			9,731

MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	138,600	10,247
10.000% due 12/05/2024		56,000	5,172

Total Mexico (Cost $15,757)			15,419

NETHERLANDS 5.2%
ASSET-BACKED SECURITIES 0.7%
Chapel BV
2.117% due 11/17/2064	EUR	1,130	987
Eurocredit CDO BV
2.067% due 02/22/2020		4,236	5,074
Globaldrive BV
1.887% due 04/20/2019		4,670	6,016
2.737% due 04/20/2018		1,596	2,088
Grosvenor Place CLO BV
1.234% due 07/20/2021	GBP	6,722	9,655
1.829% due 07/20/2021	EUR	4,053	4,867
Jubilee CDO BV
2.165% due 10/15/2019		1,784	2,198

			30,885

CORPORATE BONDS & NOTES 2.3%
ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	10,671
3.750% due 01/12/2012		900	1,167
Achmea Hypotheekbank NV
0.782% due 11/03/2014		$6,600	6,534
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		1,000	1,175
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	20,273
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	8,002
10.500% due 03/25/2014		1,000	1,127
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,100	2,596
ING Bank NV
2.250% due 08/31/2015		2,500	3,259
2.500% due 01/14/2016		$14,000	13,763
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,102
NIBC Bank NV
0.909% due 12/02/2014		$17,600	17,621
2.800% due 12/02/2014		400	418
3.500% due 04/07/2014	EUR	3,000	4,074
Ziggo Finance BV
6.125% due 11/15/2017		1,900	2,490

			99,272

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
1.539% due 12/17/2064		2,446	3,120

SOVEREIGN ISSUES 2.1%
Netherlands Government Bond
4.000% due 07/15/2018		19,300	28,324
4.000% due 07/15/2019		11,100	16,449
4.500% due 07/15/2017		31,300	46,691

			91,464

Total Netherlands (Cost $229,990)			224,741

NEW ZEALAND 3.1%
SOVEREIGN ISSUES 3.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	86,300	73,403
5.500% due 04/15/2023		16,800	14,888
6.000% due 12/15/2017		1,200	1,072
6.000% due 05/15/2021		45,500	41,539

Total New Zealand (Cost $120,408)			130,902

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
DnB NOR Boligkreditt A/S
2.375% due 07/20/2016	EUR	2,800	3,658
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014		$15,800	15,327

Total Norway (Cost $19,404)			18,985

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,106
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	623

Total South Korea (Cost $8,804)			7,729

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.1%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,200	4,726

SOVEREIGN ISSUES 2.2%
FADE - Fondo de Amortizacion del Deficit Electrico
5.900% due 03/17/2021	EUR	5,200	6,729
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,800	2,337
Instituto de Credito Oficial
3.154% due 03/25/2014		38,100	46,580
3.750% due 07/28/2015		10,300	13,032
4.000% due 12/08/2014	GBP	4,000	5,669
4.375% due 03/31/2014	EUR	1,200	1,559
4.500% due 07/08/2014		13,700	17,864

			93,770

Total Spain (Cost $108,104)			98,496

SUPRANATIONAL 2.3%
CORPORATE BONDS & NOTES 2.3%
European Union
2.375% due 10/04/2018	EUR	4,700	6,044
2.500% due 12/04/2015		17,200	22,777
2.750% due 06/03/2016		9,700	12,948
3.125% due 01/27/2015		11,900	16,062
3.250% due 11/07/2014		1,650	2,236
3.250% due 04/04/2018		26,300	35,728
3.375% due 05/10/2019		1,000	1,361

Total Supranational (Cost $103,857)			97,156

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Stadshypotek AB
1.129% due 09/30/2013		$14,500	14,485
1.450% due 09/30/2013		14,100	14,083

Total Sweden (Cost $28,598)			28,568

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$4,250	5,244

Total Switzerland (Cost $4,430)			5,244

UNITED KINGDOM 17.2%
ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.917% due 06/20/2022	EUR	415	537

CORPORATE BONDS & NOTES 4.7%
Abbey National Treasury Services PLC
2.500% due 03/18/2014		1,500	1,940
3.125% due 06/30/2015		35,200	45,643
Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,383
4.500% due 10/23/2013		600	803
5.250% due 07/24/2012	AUD	6,000	6,162
Barclays Bank PLC
6.050% due 12/04/2017		$5,300	4,817
10.179% due 06/12/2021		4,940	5,247
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,207
3.125% due 03/10/2012		$200	201
3.125% due 10/01/2015		7,100	7,445
3.830% due 10/06/2017	EUR	500	688
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		$4,300	4,822
HBOS PLC
6.750% due 05/21/2018		4,300	3,451
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	373
7.875% due 11/01/2020		$1,100	845
8.000% due 12/29/2049		500	365
8.500% due 12/29/2049		17,858	12,411
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	176
Lloyds TSB Bank PLC
2.766% due 01/24/2014		$3,600	3,407
4.875% due 01/21/2016		3,600	3,512
5.800% due 01/13/2020		800	760
12.000% due 12/29/2049		6,000	5,504
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,700	4,800
5.500% due 07/18/2012		$26,800	27,371
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,630
5.700% due 06/01/2014		6,800	7,428
Rexam PLC
6.750% due 06/01/2013		1,000	1,054
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012		34,500	34,497
2.750% due 08/18/2014	EUR	2,700	3,525
6.666% due 04/29/2049	CAD	4,700	3,008
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,180
XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	501

			199,156

MORTGAGE-BACKED SECURITIES 1.5%
Eurosail PLC
1.597% due 03/13/2045	EUR	600	594
Granite Mortgages PLC
1.450% due 09/20/2044	GBP	1,963	2,910
Holmes Master Issuer PLC
2.972% due 10/15/2054	EUR	13,700	17,719
Mansard Mortgages PLC
1.711% due 12/15/2049	GBP	6,497	8,125
Newgate Funding PLC
2.026% due 12/15/2050	EUR	12,800	12,860
2.311% due 12/15/2050	GBP	3,100	2,124
2.676% due 12/15/2050	EUR	2,400	1,323
2.926% due 12/15/2050		4,000	1,831
Opera Finance PLC
1.762% due 01/15/2015		4,350	3,603
RMAC Securities PLC
0.690% due 06/12/2044		$500	387
1.224% due 06/12/2044	GBP	800	967
1.620% due 06/12/2044	EUR	4,617	4,678
Southern Pacific Financing PLC
1.654% due 12/10/2042	GBP	456	416

Windermere CMBS PLC
1.232% due 04/24/2017	3,511	4,435

		61,972

SOVEREIGN ISSUES 11.0%
United Kingdom Gilt
3.750% due 09/07/2019	8,400	15,043
3.750% due 09/07/2020	7,900	14,185
3.750% due 09/07/2021	41,700	74,843
4.250% due 12/07/2027	11,700	22,202
4.250% due 06/07/2032	19,900	37,691
4.250% due 03/07/2036	23,300	44,356
4.250% due 09/07/2039	14,100	26,883
4.250% due 12/07/2040	43,000	82,085
4.250% due 12/07/2046	3,800	7,392
4.500% due 09/07/2034	8,600	16,863
4.750% due 12/07/2030	50,800	102,126
4.750% due 12/07/2038	6,500	13,389
6.000% due 12/07/2028	5,600	12,808

		469,866

Total United Kingdom (Cost $698,101)		731,531

UNITED STATES 45.5%
ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp.
0.344% due 12/25/2036	$30	29
Amortizing Residential Collateral Trust
0.874% due 07/25/2032	8	6
0.994% due 10/25/2031	3	3
Asset-Backed Funding Certificates
0.644% due 06/25/2034	4,088	2,918
Carrington Mortgage Loan Trust
0.614% due 10/25/2035	71	66
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033	36	29
0.874% due 03/25/2033	2	2
Citibank Omni Master Trust
2.378% due 05/16/2016	12,500	12,578
3.028% due 08/15/2018	2,100	2,204
Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037	1,295	1,244
0.354% due 07/25/2045	2,993	2,053
0.364% due 05/25/2037	600	484
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	299	312
6.681% due 12/01/2033	207	218
Countrywide Asset-Backed Certificates
0.394% due 09/25/2047	867	853
0.474% due 09/25/2036	268	211
0.634% due 12/25/2036	187	70
0.774% due 12/25/2031	13	6
5.103% due 05/25/2035	2,000	1,569
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032	2	2
Home Equity Asset Trust
0.894% due 11/25/2032	1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037	481	66
Indymac Residential Asset-Backed Trust
0.744% due 08/25/2035	1,000	742
Lehman XS Trust
0.444% due 04/25/2037	2,831	1,534
0.524% due 06/25/2046 ^	198	14
0.534% due 11/25/2046	516	91
0.614% due 11/25/2046	1,000	72
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034	360	266
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037	7	7
0.374% due 09/25/2037	240	53
0.414% due 02/25/2037	73	33
Morgan Stanley ABS Capital
1.239% due 06/25/2034	2,021	1,457
Morgan Stanley Mortgage Loan Trust
0.364% due 01/25/2047	18	15
0.654% due 04/25/2037	779	279
Nationstar Home Equity Loan Trust
0.354% due 06/25/2037	16	16
New Century Home Equity Loan Trust
1.179% due 05/25/2034	4,120	3,010

Novastar Home Equity Loan
1.004% due 12/25/2033		367	318
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		703	700
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047		1,348	1,181
Renaissance Home Equity Loan Trust
0.794% due 12/25/2033		700	563
0.994% due 08/25/2032		0	0
Residential Asset Securities Corp.
0.794% due 07/25/2032 ^		36	21
SACO, Inc.
0.414% due 05/25/2036		88	85
Saxon Asset Securities Trust
0.814% due 08/25/2032		0	0
Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037		129	109
0.344% due 12/25/2036		122	50
SLM Student Loan Trust
1.696% due 09/15/2021	EUR	4,556	5,698
1.918% due 04/25/2023		$2,263	2,318
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		45	13
0.544% due 08/25/2037		3,000	924
Structured Asset Investment Loan Trust
0.654% due 10/25/2035		1,858	1,286
Structured Asset Securities Corp.
0.694% due 05/25/2034		8	7
0.874% due 01/25/2033		9	8
1.757% due 04/25/2035		499	383
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036		133	90

			46,267

BANK LOAN OBLIGATIONS 0.4%
Charter Communications, Inc.
3.830% due 09/06/2016		1,975	1,936
HCA, Inc.
2.796% due 05/02/2016		963	905
Novelis, Inc.
3.750% due 03/10/2017		990	976
Remy International, Inc.
6.250% due 12/17/2016		990	976
Springleaf Finance Corp.
5.500% due 05/10/2017		13,000	11,347
U.S. Airways Group, Inc.
2.796% due 03/23/2014		986	853

			16,993

CORPORATE BONDS & NOTES 8.0%
Ally Financial, Inc.
3.963% due 06/20/2014		4,600	4,325
6.625% due 05/15/2012		14,452	14,633
8.300% due 02/12/2015		3,000	3,173
American International Group, Inc.
1.753% due 07/19/2013	EUR	1,100	1,335
6.765% due 11/15/2017	GBP	685	1,007
6.797% due 11/15/2017	EUR	2,422	2,985
8.000% due 05/22/2068		12,000	12,503
8.625% due 05/22/2068	GBP	350	440
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,656
6.500% due 01/15/2014		100	110
7.125% due 08/01/2018		700	843
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	291
Avnet, Inc.
6.625% due 09/15/2016		500	560
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	21,600	28,089
4.250% due 04/05/2017		800	1,044
Bank of America Corp.
0.661% due 10/14/2016		$1,600	1,259
4.750% due 05/23/2017	EUR	6,000	5,746
5.650% due 05/01/2018		$5,700	5,436
6.500% due 08/01/2016		3,800	3,831
Boston Scientific Corp.
6.400% due 06/15/2016		2,700	3,031
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,147
6.000% due 06/15/2017		1,000	1,160
Centex Corp.
5.700% due 05/15/2014		1,000	988

CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,843
CIT Group, Inc.
5.250% due 04/01/2014		10,800	10,813
Citigroup, Inc.
1.609% due 03/05/2014	EUR	1,300	1,583
1.676% due 02/09/2016		5,035	5,761
5.500% due 04/11/2013		$900	919
5.500% due 10/15/2014		700	720
6.000% due 12/13/2013		8,900	9,215
6.125% due 05/15/2018		600	639
6.400% due 03/27/2013	EUR	1,900	2,526
CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,620
Computer Sciences Corp.
6.500% due 03/15/2018		4,350	4,264
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,142
ERAC USA Finance LLC
6.375% due 10/15/2017		1,300	1,504
General Electric Capital Corp.
0.563% due 09/20/2013		400	389
Goldman Sachs Group, Inc.
1.435% due 02/07/2014		1,900	1,777
1.884% due 02/04/2013	EUR	2,000	2,484
2.041% due 02/02/2015		2,500	2,857
HCP, Inc.
5.650% due 12/15/2013		$3,000	3,157
6.700% due 01/30/2018		2,900	3,227
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	8,020
5.350% due 03/01/2012		300	301
5.400% due 02/15/2012		2,400	2,406
5.875% due 05/01/2013		8,700	8,613
6.375% due 03/25/2013		4,450	4,450
6.500% due 09/01/2014		7,000	7,193
6.625% due 11/15/2013		8,000	8,000
6.750% due 09/01/2016		5,700	5,871
Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,005
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	505
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		4,600	1,231
6.875% due 05/02/2018 ^		14,600	3,942
Loews Corp.
5.250% due 03/15/2016		800	882
Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	303
Masco Corp.
5.875% due 07/15/2012		700	711
6.125% due 10/03/2016		11,000	11,302
Maytag Corp.
5.000% due 05/15/2015		2,200	2,275
Merrill Lynch & Co., Inc.
1.751% due 08/09/2013	EUR	1,800	2,145
1.771% due 08/25/2014		600	662
1.777% due 05/30/2014		6,000	6,724
1.850% due 01/31/2014		5,225	5,961
2.034% due 07/22/2014		1,000	1,115
2.154% due 09/27/2012		6,800	8,531
5.450% due 02/05/2013		$1,000	1,008
6.400% due 08/28/2017		3,700	3,588
6.750% due 05/21/2013	EUR	800	1,036
6.875% due 04/25/2018		$1,200	1,184
Morgan Stanley
0.855% due 10/18/2016		500	402
1.807% due 03/01/2013	EUR	1,000	1,229
1.970% due 04/13/2016		100	105
2.016% due 01/24/2014		$13,700	12,617
4.930% due 03/01/2013	AUD	5,200	5,130
Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,104
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,844
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,781
Qwest Corp.
3.796% due 06/15/2013		1,500	1,512
RBS Capital Trust I
4.709% due 12/29/2049		450	241
Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,421
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,292

Ryder System, Inc.
5.850% due 03/01/2014		500	543
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,391
Simon Property Group LP
6.125% due 05/30/2018		2,500	2,873
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,135
Sprint Capital Corp.
8.750% due 03/15/2032		1,100	895
SSIF Nevada LP
1.101% due 04/14/2014		10,000	9,848
State Street Capital Trust IV
1.546% due 06/01/2077		3,900	2,583
Time Warner Cable, Inc.
5.875% due 11/15/2040		4,100	4,445
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,093
WM Covered Bond Program
4.000% due 11/26/2016	EUR	3,500	4,753
4.375% due 05/19/2014		6,900	9,282

			341,515

MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
2.847% due 09/25/2035		$400	275
4.788% due 07/25/2035		881	637
American Home Mortgage Assets
0.484% due 09/25/2046		2,132	1,009
0.524% due 09/25/2046 ^		398	43
1.128% due 11/25/2046		5,628	2,069
American Home Mortgage Investment Trust
2.301% due 09/25/2045		913	669
2.434% due 10/25/2034		990	842
Banc of America Funding Corp.
2.656% due 02/20/2036		3,258	2,718
5.743% due 01/20/2047		599	380
5.750% due 11/25/2035		709	693
5.946% due 10/20/2046		3,171	1,628
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		8,216	7,441
Banc of America Mortgage Securities, Inc.
2.764% due 09/25/2035		800	597
5.222% due 07/25/2035		136	112
BCAP LLC Trust
0.464% due 01/25/2037 ^		7,661	3,545
0.997% due 01/26/2047		1,805	1,245
5.250% due 02/26/2036		3,539	3,548
5.250% due 04/26/2037		3,716	3,382
5.250% due 08/26/2037		4,000	3,920
5.421% due 02/26/2036		857	758
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		4,005	3,435
2.400% due 10/25/2035		3,055	2,397
2.575% due 10/25/2033		395	377
2.706% due 10/25/2035		300	280
2.710% due 03/25/2035		6,294	5,865
2.814% due 05/25/2034		276	214
2.823% due 11/25/2034		1,916	1,457
2.853% due 02/25/2034		65	55
2.870% due 05/25/2034		1,046	921
3.016% due 03/25/2035		1,337	1,264
5.138% due 08/25/2035		3,100	3,043
5.653% due 02/25/2036		921	513
5.680% due 02/25/2033		31	30
Bear Stearns Alt-A Trust
2.515% due 11/25/2036		4,669	2,316
2.663% due 02/25/2036 ^		5,217	1,908
2.690% due 11/25/2035 ^		143	79
2.772% due 09/25/2035		3,355	2,128
2.823% due 11/25/2036		2,357	1,144
5.017% due 11/25/2036		1,350	718
5.719% due 08/25/2036		3,352	1,778
Bella Vista Mortgage Trust
0.535% due 05/20/2045		79	38
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		4,514	4,232
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		1,804	1,611
2.450% due 09/25/2035		1,928	1,538
2.527% due 07/25/2046 ^		3,659	2,172
2.580% due 10/25/2035		2,250	1,849
2.660% due 10/25/2035		6,802	5,226
2.700% due 08/25/2035		986	874

Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	1,710	1,639
Commercial Mortgage Pass-Through Certificates
0.491% due 02/05/2019	2,700	2,555
3.156% due 07/10/2046	8,597	8,852
Community Program Loan Trust
4.500% due 10/01/2018	51	51
Countrywide Alternative Loan Trust
0.480% due 12/20/2046	2,952	1,358
0.494% due 05/25/2036	115	56
0.494% due 06/25/2037	2,806	1,515
0.495% due 03/20/2046	140	69
0.504% due 05/25/2035	2,619	1,388
0.504% due 07/25/2046	2,353	1,269
0.544% due 09/25/2046	1,700	168
0.554% due 07/25/2046	1,300	94
0.565% due 09/20/2046	1,700	120
0.644% due 05/25/2037	1,592	658
0.644% due 06/25/2037	846	70
0.714% due 12/25/2035	553	150
1.708% due 11/25/2035	1,124	599
2.248% due 11/25/2035	893	495
5.250% due 06/25/2035	597	494
6.000% due 10/25/2032	7	8
6.000% due 01/25/2037 ^	3,141	2,011
6.000% due 04/25/2037	2,450	1,541
6.250% due 08/25/2037 ^	1,121	665
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035	177	98
0.614% due 03/25/2035	1,883	900
0.624% due 02/25/2035	156	103
0.634% due 02/25/2035	188	117
0.634% due 03/25/2036	797	274
2.595% due 02/20/2036	1,392	950
2.795% due 08/25/2034	232	161
4.174% due 11/19/2033	44	41
4.941% due 11/20/2034	2,612	2,167
5.002% due 01/20/2035	417	387
5.322% due 04/20/2036	878	588
5.593% due 09/25/2047	2,393	1,441
Credit Suisse First Boston Mortgage Securities Corp.
1.444% due 03/25/2034	308	266
2.431% due 07/25/2033	61	53
2.567% due 08/25/2033	497	472
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	1,300	1,393
5.787% due 12/18/2049	6,400	7,079
6.500% due 07/26/2036	1,317	533
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	15,100	233
1.398% due 11/10/2046 (a)	38,814	2,230
Deutsche ALT-A Securities, Inc.
0.394% due 10/25/2036	192	71
5.500% due 12/25/2035 ^	1,519	1,067
6.300% due 07/25/2036 ^	1,323	629
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	340	309
2.746% due 08/25/2035	497	383
GMAC Mortgage Corp. Loan Trust
3.012% due 06/25/2034	91	75
Greenpoint Mortgage Funding Trust
0.474% due 01/25/2037	1,793	843
0.494% due 12/25/2046 ^	1,407	204
0.504% due 04/25/2036	1,010	460
0.514% due 06/25/2045	559	330
0.564% due 11/25/2045	111	60
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	226	180
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,289
GSR Mortgage Loan Trust
1.860% due 03/25/2033	414	390
2.680% due 09/25/2035	2,300	1,720
2.685% due 09/25/2035	747	654
2.767% due 05/25/2035	185	139
Harborview Mortgage Loan Trust
0.475% due 09/19/2037	1,139	648
0.475% due 01/19/2038	6,140	3,568
0.477% due 07/21/2036	1,922	1,087
0.505% due 05/19/2035	1,392	739
0.525% due 03/19/2036	314	164
0.565% due 02/19/2036	927	479
0.635% due 01/19/2035	114	60
1.025% due 02/19/2034	7	6
2.750% due 07/19/2035	89	67
2.768% due 07/19/2035	185	120

2.940% due 05/19/2033	663	602
Homebanc Mortgage Trust
0.564% due 10/25/2035	2,944	1,880
Impac CMB Trust
0.954% due 03/25/2035	116	79
1.074% due 10/25/2034	1,050	814
Indymac IMSC Mortgage Loan Trust
0.474% due 07/25/2047	5,022	2,262
Indymac INDA Mortgage Loan Trust
5.142% due 11/25/2035	2,254	1,867
Indymac Index Mortgage Loan Trust
0.504% due 05/25/2046	1,653	894
0.534% due 06/25/2037	342	199
0.584% due 11/25/2036	1,087	261
2.592% due 12/25/2034	293	203
4.913% due 09/25/2035	640	111
5.000% due 08/25/2035	631	420
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	909	886
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	561	570
5.278% due 01/12/2043	2,000	2,136
JPMorgan Mortgage Trust
2.053% due 11/25/2033	387	372
2.742% due 10/25/2035	741	601
2.767% due 02/25/2036	1,900	1,260
5.137% due 07/27/2037	1,786	1,417
5.300% due 08/25/2035	1,400	1,222
Luminent Mortgage Trust
0.464% due 12/25/2036	7,440	4,116
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046	529	249
0.634% due 05/25/2047	1,500	123
2.718% due 11/21/2034	2,520	2,316
MASTR Alternative Loans Trust
0.694% due 03/25/2036	644	142
Mellon Residential Funding Corp.
0.718% due 12/15/2030	9	8
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	9,062	5,894
0.544% due 08/25/2036	452	355
2.266% due 02/25/2033	250	217
2.612% due 06/25/2035	1,216	980
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	700	774
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035	1,393	1,149
1.270% due 10/25/2035	2,968	2,358
1.996% due 10/25/2035	2,237	1,888
5.168% due 06/25/2037	882	712
Nomura Asset Acceptance Corp.
2.498% due 10/25/2035	327	205
5.360% due 02/25/2036 ^	515	290
5.820% due 03/25/2047	1,059	941
6.138% due 03/25/2047	906	804
RBSSP Resecuritization Trust
5.397% due 10/26/2036	3,282	3,268
Residential Accredit Loans, Inc.
0.444% due 02/25/2047	2,298	917
0.474% due 06/25/2046	5,353	1,690
0.504% due 04/25/2046	132	45
0.594% due 01/25/2035	1,823	1,397
0.599% due 09/25/2046	1,928	214
5.675% due 09/25/2035	879	539
Residential Asset Securitization Trust
0.744% due 12/25/2036 ^	619	184
5.750% due 02/25/2036 ^	1,067	702
6.250% due 10/25/2036 ^	658	418
6.500% due 08/25/2036 ^	1,153	648
Residential Funding Mortgage Securities
3.033% due 09/25/2035	463	290
5.291% due 06/25/2035	1,339	1,133
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 05/25/2037	157	82
1.618% due 01/25/2035	61	34
2.480% due 02/25/2034	415	378
2.482% due 04/25/2034	1,052	863
6.000% due 10/25/2037 ^	700	260
Structured Asset Mortgage Investments, Inc.
0.484% due 07/25/2046	1,781	884
0.504% due 04/25/2036	637	336
0.514% due 05/25/2036	4,988	2,255
0.514% due 09/25/2047	200	65
0.524% due 05/25/2045	812	444
0.535% due 07/19/2035	6,035	4,571
0.544% due 09/25/2047	623	124

0.604% due 12/25/2035	56	28
0.865% due 07/19/2034	26	21
1.708% due 08/25/2047	3,208	1,556
Structured Asset Securities Corp.
1.834% due 05/25/2032	58	50
2.650% due 10/25/2035	882	697
5.500% due 05/25/2035	875	861
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	189	34
UBS-Citigroup Commercial Mortgage Trust
2.726% due 01/10/2045 (a)	23,000	3,250
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	4,092	3,892
5.735% due 06/15/2049	958	983
WaMu Mortgage Pass-Through Certificates
0.514% due 07/25/2046 ^	338	50
0.524% due 04/25/2045	1,761	1,286
0.554% due 11/25/2045	411	294
0.564% due 12/25/2045	1,373	984
0.574% due 11/25/2045	636	411
0.584% due 10/25/2045	324	234
0.604% due 01/25/2045	342	256
0.614% due 01/25/2045	244	182
0.620% due 11/25/2034	1,919	1,319
0.740% due 11/25/2034	1,300	757
0.908% due 02/25/2047	1,945	968
0.948% due 01/25/2047	1,751	866
0.968% due 04/25/2047	1,199	760
1.028% due 12/25/2046	6,012	3,106
1.188% due 06/25/2046	3,075	1,943
1.208% due 02/25/2046	414	274
1.414% due 05/25/2041	331	276
1.608% due 06/25/2042	180	132
1.608% due 08/25/2042	148	118
1.708% due 11/25/2046	355	228
2.460% due 09/25/2033	6,163	5,857
2.537% due 08/25/2034	1,255	1,177
2.560% due 12/25/2036	3,270	2,114
2.562% due 03/25/2034	1,186	1,112
2.573% due 03/25/2035	1,199	1,024
2.581% due 06/25/2033	199	191
2.718% due 07/25/2046	2,693	1,759
2.718% due 10/25/2046	5,374	3,614
5.002% due 04/25/2037	2,659	1,712
5.062% due 02/25/2037 ^	1,601	999
5.152% due 12/25/2035	2,253	1,853
5.376% due 03/25/2036	2,765	2,299
5.943% due 08/25/2046	5,000	3,739
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.544% due 07/25/2046	325	56
1.148% due 07/25/2046	1,120	359
1.178% due 05/25/2046	3,023	1,413
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033	4	3
Wells Fargo Mortgage-Backed Securities Trust
2.664% due 04/25/2036	942	834
2.666% due 03/25/2036	7,976	6,194
2.721% due 10/25/2035	3,832	3,310
5.617% due 04/25/2036	655	269

		273,047

MUNICIPAL BONDS & NOTES 2.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,600	1,867
5.875% due 06/01/2047	7,100	5,105
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,497
7.350% due 11/01/2039	1,900	2,262
7.550% due 04/01/2039	1,000	1,224
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	10,535	13,018
7.950% due 03/01/2036	800	905
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,068
Centre County, Pennsylvania Hospital Authority Revenue Bonds, Series 2011
7.000% due 11/15/2046	2,700	3,042
Chicago IL O’Hare International Airport Revenue, Illinois Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	3,900	4,709
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	2,000	1,399
5.750% due 06/01/2047	3,300	2,394
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	500	552

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	3,800	3,800
4.071% due 01/01/2014	3,700	3,806
4.421% due 01/01/2015	1,100	1,142
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	705	660
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	8,100	10,030
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	5,600	6,090
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,500	5,553
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	3,590	3,865
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,461
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	1,000	1,119
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,095
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	137
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	1,071
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,440	6,107
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,699
5.000% due 06/01/2041	770	555

		93,232

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital XIII
7.875% due 10/30/2040	75,000	1,955
SLM Corp.
5.444% due 01/16/2018	15,700	307

		2,262

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 26.6%
Fannie Mae
0.354% due 07/25/2037	$1,561	1,500
0.414% due 03/25/2034	25	25
0.444% due 08/25/2034	20	20
0.494% due 10/27/2037	7,400	7,357
0.694% due 06/25/2029	16	16
0.724% due 11/25/2040	13,133	13,095
0.744% due 11/25/2040	13,560	13,513
0.794% due 10/25/2040 - 12/25/2040	20,805	20,754
1.418% due 10/01/2044	184	188
1.420% due 06/01/2043	216	217
2.244% due 12/01/2034	94	98
2.373% due 06/01/2035	129	136
2.409% due 05/01/2026	19	20
2.521% due 11/01/2034	2,265	2,406
2.580% due 11/01/2015	1,966	2,014
2.600% due 03/01/2033	183	186
3.166% due 09/01/2019	8	8
3.490% due 12/01/2020	2,460	2,610
3.500% due 08/01/2040 - 01/01/2042	393,813	405,146
4.000% due 08/01/2040 - 02/01/2042	376,778	395,782
4.500% due 01/01/2042	143,000	152,206
4.527% due 12/01/2036	232	244
4.746% due 09/01/2035	410	437
5.700% due 08/01/2018	3,687	3,959
6.000% due 04/25/2043 - 07/25/2044	1,395	1,556
6.500% due 06/25/2044	36	42
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	1,302	1,293
Federal Housing Administration
6.896% due 07/01/2020	714	706
7.430% due 09/01/2022 - 11/01/2022	53	53
Freddie Mac
0.554% due 08/25/2031	44	43
0.628% due 12/15/2030	73	73
0.728% due 12/15/2031	96	97

0.758% due 10/15/2040		8,272	8,251
0.778% due 11/15/2040		3,040	3,034
0.878% due 12/15/2037		7,130	7,163
1.170% due 10/15/2040		11,358	11,323
1.399% due 10/25/2044		1,195	1,170
2.385% due 06/01/2024		37	39
2.521% due 09/01/2035		88	93
2.625% due 03/01/2036		271	283
4.500% due 07/15/2018		289	292
4.755% due 11/01/2035		465	497
4.909% due 10/01/2035		327	349
5.081% due 08/01/2035		366	393
5.089% due 10/01/2035		453	485
Ginnie Mae
2.125% due 10/20/2029		28	28
6.000% due 08/20/2034		5,429	6,531
NCUA Guaranteed Notes
0.644% due 11/06/2017		62,559	62,559
0.654% due 03/06/2020		3,067	3,067

			1,131,357

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds
3.750% due 08/15/2041 (f)(g)		24,400	28,632

Total United States (Cost $2,007,453)			1,933,305

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,800	2,476

Total Virgin Islands (British) (Cost $2,782)			2,476

SHORT-TERM INSTRUMENTS 11.4%
CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 02/15/2012		$18,500	18,466

COMMERCIAL PAPER 0.2%
Vodafone Group PLC
0.880% due 01/19/2012		9,600	9,596

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.060% due 01/03/2012		10,000	10,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $10,359. Repurchase proceeds are $10,000.)
JAPAN TREASURY BILLS 7.4%
0.100% due 02/27/2012 (b)	JPY	24,380,000	316,699

U.S. TREASURY BILLS 1.2%
0.036% due 01/05/2012 - 12/13/2012 (b)(d)(f)(g)		$49,974	49,968

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.0%
		8,378,253	83,900

Total Short-Term Instruments (Cost $488,481)			488,629

PURCHASED OPTIONS (i) 0.0% (Cost $1,676)			595
Total Investments 120.4% (Cost $5,222,320)			$5,125,147
Written Options (j) (0.0%) (Premiums $5,747)			(1,173)
Other Assets and Liabilities (Net) (20.4%)			(867,826)

Net Assets 100.0%			$4,256,148

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $10,408 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $10,968 at a weighted average interest rate of 0.254%. On December 31, 2011, securities valued at $1,548 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $22,215 and cash of $5,919 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond March Futures	Long	03/2012	299	$456
Euro-Bobl March Futures	Long	03/2012	2,336	6,033
Euro-Bund 10-Year Bond March Futures	Long	03/2012	3,616	21,291
Japan Government 10-Year Bond March Futures	Long	03/2012	77	783
Put Options Strike @ EUR 109.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	2,000	(2)
Put Options Strike @ EUR 111.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	2,553	(3)
United Kingdom 10-Year Gilt March Futures	Long	03/2012	85	192

				$28,750

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $15,675 and cash of $2,306 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016		$10,000	$(627)	$(15)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021		263,700	(36,338)	(6,937)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		213,300	(24,526)	(6,181)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	36,700	(1,383)	(233)

						$(62,874)	$(13,366)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.176%	$1,600	$(8)	$0	$(8)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.278%	100	(2)	(2)	0
AutoZone, Inc.	GST	(1.090%	)	09/20/2018	0.795%	700	(13)	0	(13)
Avnet, Inc.	BRC	(1.000%	)	09/20/2016	2.310%	500	29	16	13
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	3.997%	5,700	869	868	1
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.536%	1,000	(22)	(19)	(3)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.576%	1,000	(23)	(20)	(3)
Centex Corp.	BRC	(5.000%	)	06/20/2014	2.975%	1,000	(49)	(52)	3
CenturyLink, Inc.	BOA	(0.590%	)	06/20/2017	2.499%	2,800	264	0	264
CommonWealth REIT	MYC	(1.960%	)	12/20/2015	2.588%	8,250	184	0	184
Computer Sciences Corp.	BRC	(0.760%	)	03/20/2018	5.347%	850	187	0	187
Computer Sciences Corp.	GST	(1.180%	)	03/20/2018	5.347%	3,500	698	0	698
Credit Agricole S.A.	BRC	(1.000%	)	03/20/2014	2.289%	600	17	32	(15)
Erac USA Finance LLC	GST	(0.800%	)	12/20/2017	1.012%	1,300	15	0	15
HCP, Inc.	BRC	(1.150%	)	03/20/2018	2.263%	2,900	178	0	178
HCP, Inc.	MYC	(2.030%	)	12/20/2013	1.143%	3,000	(54)	0	(54)
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	6.667%	8,700	180	(412)	592
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	5.563%	8,000	142	0	142
International Lease Finance Corp.	MYC	(1.590%	)	12/20/2013	6.903%	8,000	741	0	741
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.521%	7,800	(337)	(501)	164
Lennar Corp.	BOA	(5.750%	)	12/20/2012	1.260%	700	(32)	0	(32)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	3.155%	1,000	(62)	(31)	(31)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.688%	800	12	0	12
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.120%	300	(1)	(5)	4
Masco Corp.	CBK	(1.910%	)	12/20/2016	3.803%	11,000	899	0	899
Masco Corp.	MYC	(0.580%	)	09/20/2012	1.484%	700	4	0	4
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.307%	1,000	(19)	(20)	1
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.179%	2,500	(17)	0	(17)
Pearson Dollar Finance PLC	MYC	(0.540%	)	06/20/2014	0.311%	6,800	(40)	0	(40)
PPG Industries, Inc.	FBF	(0.830%	)	03/20/2018	0.951%	4,000	27	0	27

Reynolds American, Inc.	BRC	(1.200%	)	06/20/2013	1.040%	4,000	(11)	0	(11)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.806%	500	(2)	5	(7)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.407%	5,100	360	328	32
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	0.894%	2,300	15	0	15
Simon Property Group LP	DUB	(0.940%	)	06/20/2018	1.461%	2,500	76	0	76
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	1.492%	1,000	29	(20)	49
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.542%	1,000	1	0	1
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	1.193%	3,750	18	0	18
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	1.168%	500	6	(8)	14
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.464%	1,000	50	0	50
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.974%	5,300	(4)	(45)	41
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.866%	600	29	0	29
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.866%	6,400	132	0	132
Vivendi S.A.	RYL	(3.100%	)	06/20/2013	0.974%	1,440	(47)	0	(47)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	2.409%	2,200	141	0	141
XL Group PLC	BRC	(0.310%	)	03/20/2012	0.546%	500	0	0	0

							$4,560	$114	$4,446

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011(3)	Notional Amount(4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	5.116%	$3,500	$3	$64	$(61)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%	2,100	5	(11)	16
Ally Financial, Inc.	DUB	5.000%	09/20/2012	4.847%	3,800	11	69	(58)
Australia Government Bond	BOA	1.000%	06/20/2015	0.575%	2,900	43	50	(7)
Australia Government Bond	CBK	1.000%	12/20/2016	0.786%	7,900	85	16	69
Australia Government Bond	DUB	1.000%	03/20/2016	0.675%	10,800	149	229	(80)
Australia Government Bond	DUB	1.000%	09/20/2016	0.753%	25,200	295	383	(88)
Australia Government Bond	DUB	1.000%	12/20/2016	0.786%	5,400	57	13	44
Australia Government Bond	FBF	1.000%	12/20/2016	0.786%	3,500	37	(16)	53
Australia Government Bond	GST	1.000%	06/20/2016	0.716%	1,700	22	41	(19)
Australia Government Bond	GST	1.000%	12/20/2016	0.786%	5,900	63	(26)	89
Australia Government Bond	MYC	1.000%	06/20/2016	0.716%	4,800	62	115	(53)
Australia Government Bond	MYC	1.000%	09/20/2016	0.753%	3,600	43	32	11
Australia Government Bond	MYC	1.000%	12/20/2016	0.786%	3,000	32	9	23
Australia Government Bond	RYL	1.000%	03/20/2016	0.675%	21,000	291	456	(165)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%	18,800	220	235	(15)
Australia Government Bond	RYL	1.000%	12/20/2016	0.786%	4,800	52	(21)	73
Australia Government Bond	UAG	1.000%	09/20/2016	0.753%	5,900	69	107	(38)
Australia Government Bond	UAG	1.000%	12/20/2016	0.786%	3,400	37	(14)	51
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.934%	6,600	19	(117)	136
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.934%	11,400	33	(261)	294
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.741%	6,300	83	0	83
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.751%	3,000	5	0	5
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.741%	3,000	32	0	32
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.353%	8,700	(326)	0	(326)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.741%	10,000	102	0	102
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.751%	7,800	(265)	0	(265)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.760%	1,600	(56)	0	(56)
China Government International Bond	BPS	1.000%	06/20/2016	1.350%	10,400	(151)	120	(271)
China Government International Bond	CBK	1.000%	03/20/2016	1.290%	1,200	(13)	13	(26)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%	7,300	(67)	160	(227)
China Government International Bond	DUB	1.000%	03/20/2016	1.290%	11,600	(133)	123	(256)
China Government International Bond	DUB	1.000%	06/20/2016	1.350%	10,700	(156)	123	(279)
China Government International Bond	FBF	1.000%	06/20/2016	1.350%	7,200	(105)	79	(184)
China Government International Bond	GST	1.000%	12/20/2015	1.249%	1,000	(9)	22	(31)
China Government International Bond	GST	1.000%	12/20/2016	1.450%	5,900	(121)	(180)	59
China Government International Bond	HUS	1.000%	12/20/2016	1.450%	2,600	(54)	(94)	40
China Government International Bond	JPM	1.000%	12/20/2015	1.249%	9,900	(91)	192	(283)
China Government International Bond	MYC	1.000%	12/20/2015	1.249%	4,600	(42)	89	(131)
China Government International Bond	UAG	1.000%	12/20/2015	1.249%	250	(3)	5	(8)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.879%	3,800	(61)	0	(61)
Ensco PLC	FBF	1.000%	03/20/2014	0.841%	8,000	31	(60)	91
General Electric Capital Corp.	BOA	1.000%	12/20/2012	1.529%	10,000	(48)	(47)	(1)
Germany Government Bond	BOA	0.250%	12/20/2016	0.989%	15,900	(558)	(668)	110
Germany Government Bond	GST	0.250%	12/20/2016	0.989%	23,000	(808)	(1,097)	289
Germany Government Bond	MYC	0.250%	12/20/2016	0.989%	17,300	(608)	(719)	111
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.883%	4,400	9	0	9
Japan Government International Bond	FBF	1.000%	03/20/2016	1.254%	14,600	(146)	(103)	(43)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%	1,600	(16)	(15)	(1)
Japan Government International Bond	UAG	1.000%	03/20/2016	1.254%	1,300	(13)	(9)	(4)
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.636%	7,500	(108)	0	(108)

U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.427%	EUR 24,700	(216)	(363)	147
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.461%	13,100	(153)	(240)	87
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%	$ 5,100	53	48	5
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%	2,200	24	17	7
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	3,900	23	48	(25)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%	23,900	251	154	97
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.792%	1,000	9	22	(13)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%	20,100	211	134	77
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%	17,500	148	394	(246)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.911%	20,500	90	159	(69)

						$(1,628)	$ (340)	$ (1,288)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$7,800	$(231)	$(213)	$(18)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	15,500	(461)	(568)	107
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	7,400	(220)	(200)	(20)
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	7,000	(207)	(160)	(47)
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	7,000	(499)	(385)	(114)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	9,700	(352)	(206)	(146)

					$(1,970)	$(1,732)	$(238)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received’)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.940%	03/15/2012	BRC	EUR	5,700	$112	$0	$112
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GLM		18,700	492	0	492
Pay	1-Year BRL-CDI	11.240%	01/02/2012	RYL	BRL	18,200	(18)	0	(18)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		12,300	(9)	0	(9)
Pay	1-Year BRL-CDI	11.310%	01/02/2012	BRC		120,900	(56)	0	(56)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		119,900	68	88	(20)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		54,800	568	574	(6)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		234,300	0	802	(802)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		15,100	7	67	(60)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	14,000	1,257	(7)	1,264
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	56,000,000	288	(30)	318
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		$29,100	(3,906)	522	(4,428)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		15,200	(1,731)	(356)	(1,375)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	MYC		22,000	(2,506)	(1,606)	(900)
Receive	6-Month EUR-EURIBOR	2.000%	09/21/2016	BRC	EUR	42,700	(851)	47	(898)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	5,810,000	3,836	1,661	2,175
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,600,000	1,057	436	621
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	6,499	(225)	6,724
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BRC		40,000	46	(1)	47
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		3,570,000	4,092	(144)	4,236
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	149,600	383	48	335
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		230,200	589	(253)	842
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		224,900	34	8	26
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		78,200	225	34	191
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		69,800	201	39	162
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		913,100	2,634	703	1,931
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		388,800	(220)	(402)	182
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		243,600	(138)	(244)	106
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		261,000	(148)	(186)	38
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		120,500	204	(246)	450
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		41,600	71	(186)	257
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		163,700	(61)	62	(123)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		233,500	940	87	853
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		65,500	264	41	223

							$14,223	$1,333	$12,890

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$15,700	$647	$238
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	23,600	972	357

							$1,619	$595

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 01/01/2042	FBF	$87.000	01/05/2012	$15,000	$2	$0
Put - OTC Fannie Mae 4.000% due 01/01/2042	DUB	85.000	01/05/2012	30,000	3	0
Put - OTC Fannie Mae 4.000% due 01/01/2042	FBF	89.000	01/05/2012	5,000	1	0
Put - OTC Fannie Mae 4.000% due 02/01/2042	FBF	89.000	02/06/2012	295,000	34	0
Put - OTC Fannie Mae 4.500% due 02/01/2042	FBF	92.000	02/06/2012	142,800	17	0

					$57	$0

(j)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$17,700	$0	$(36)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	17,700	0	(30)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	9,800	0	(20)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	9,800	0	(17)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	82,300	725	(33)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,700	75	(5)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	44,000	0	(195)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	44,000	0	(155)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	150,200	1,180	(60)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	32,900	335	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,200	136	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,700	268	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	21,400	222	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,800	215	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,200	220	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	20,500	201	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,300	258	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	71,900	654	(225)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	107,900	982	(337)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	0

							$5,616	$(1,120)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$69	$(23)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	62	(30)

						$131	$(53)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7	01/2012	CBK	$0	$0	$0
Sell		92	01/2012	MSC	0	(2)	(2)
Sell		22,749	02/2012	BRC	0	(44)	(44)
Buy		7,400	02/2012	CBK	213	0	213
Sell		83,743	02/2012	CBK	28	(19)	9
Buy		6,360	02/2012	DUB	153	0	153
Sell		65,435	02/2012	JPM	0	(419)	(419)
Sell		9,596	02/2012	MSC	0	(162)	(162)
Sell		92,657	02/2012	WST	0	(3,247)	(3,247)
Buy	BRL	2,024	01/2012	MSC	35	0	35
Sell		2,024	01/2012	MSC	0	(6)	(6)
Buy		2,024	01/2012	UAG	6	0	6
Sell		2,024	01/2012	UAG	45	0	45

Sell		3,093	02/2012	JPM	70	0	70
Buy		2,024	03/2012	UAG	0	(46)	(46)
Buy	CAD	3,457	02/2012	BRC	26	0	26
Buy		66,493	02/2012	CBK	769	0	769
Buy		19	02/2012	DUB	0	0	0
Sell		34,765	02/2012	DUB	0	(90)	(90)
Buy		1,233	02/2012	JPM	0	(1)	(1)
Sell		1,259	02/2012	JPM	0	(20)	(20)
Sell		12,005	02/2012	MSC	0	(127)	(127)
Sell		4,411	02/2012	RBC	0	(35)	(35)
Buy	CHF	738	03/2012	BRC	0	(10)	(10)
Buy	CLP	30,015	03/2012	UAG	2	0	2
Buy	CNY	86,328	06/2012	BRC	0	(113)	(113)
Sell		62,475	06/2012	BRC	0	(39)	(39)
Buy		153,103	06/2012	CBK	90	(61)	29
Sell		268,577	06/2012	CBK	0	(198)	(198)
Buy		32,300	06/2012	DUB	13	0	13
Sell		236,210	06/2012	DUB	0	(165)	(165)
Sell		106,830	06/2012	FBL	0	(58)	(58)
Buy		49,450	06/2012	GST	34	0	34
Sell		128,353	06/2012	GST	0	(54)	(54)
Buy		49,000	06/2012	HUS	36	0	36
Sell		32,663	06/2012	HUS	0	(15)	(15)
Buy		273,933	06/2012	JPM	84	(268)	(184)
Sell		121,272	06/2012	JPM	0	(33)	(33)
Sell		40,175	06/2012	MSC	0	(17)	(17)
Buy		86,780	06/2012	UAG	47	(49)	(2)
Sell		244,261	06/2012	UAG	0	(113)	(113)
Sell		108,311	10/2012	HUS	0	(8)	(8)
Sell		71,792	10/2012	JPM	0	(62)	(62)
Buy		106,648	10/2012	UAG	0	(51)	(51)
Buy		51,000	08/2013	DUB	0	(202)	(202)
Buy		36,000	08/2013	RYL	0	(119)	(119)
Buy		39,000	08/2013	UAG	0	(142)	(142)
Buy		23,750	04/2014	BRC	0	(229)	(229)
Buy		59,911	04/2014	CBK	0	(566)	(566)
Buy		24,774	04/2014	GST	0	(235)	(235)
Buy		15,833	04/2014	HUS	0	(153)	(153)
Buy		42,636	04/2014	JPM	0	(404)	(404)
Buy		91,290	04/2014	RYL	0	(810)	(810)
Buy		31,660	04/2014	UAG	0	(305)	(305)
Buy		28,183	09/2015	BOA	0	(263)	(263)
Buy		36,000	09/2015	BRC	0	(355)	(355)
Buy		81,153	09/2015	CBK	0	(917)	(917)
Buy		11,190	09/2015	JPM	0	(134)	(134)
Buy		27,317	09/2015	MSC	0	(246)	(246)
Buy	DKK	187,978	03/2012	HUS	0	(1,088)	(1,088)
Buy	EUR	135,003	01/2012	BRC	0	(7,806)	(7,806)
Sell		118,803	01/2012	BRC	9,006	0	9,006
Buy		50,816	01/2012	CBK	0	(3,533)	(3,533)
Sell		83,204	01/2012	CBK	4,254	0	4,254
Buy		39,331	01/2012	DUB	0	(2,959)	(2,959)
Sell		93,007	01/2012	DUB	8,861	0	8,861
Buy		4,467	01/2012	GST	0	(205)	(205)
Sell		3,517	01/2012	GST	161	0	161
Buy		11,483	01/2012	HUS	77	0	77
Buy		83,943	01/2012	JPM	0	(7,047)	(7,047)
Sell		29,139	01/2012	JPM	1,488	0	1,488
Buy		11,483	01/2012	MSC	68	0	68
Sell		48,466	01/2012	MSC	3,164	0	3,164
Buy		116,263	01/2012	RBC	0	(7,422)	(7,422)
Sell		38,490	01/2012	RBC	3,098	0	3,098
Buy		73,023	01/2012	UAG	0	(4,657)	(4,657)
Sell		57,956	01/2012	UAG	2,920	0	2,920
Buy		239	02/2012	DUB	0	(3)	(3)
Buy		1,441	02/2012	GST	0	(6)	(6)
Buy		862	03/2012	BRC	0	0	0
Sell		26,734	03/2012	BRC	378	0	378
Buy		36,208	03/2012	CBK	0	(195)	(195)
Sell		21,774	03/2012	CBK	676	0	676
Buy		9,982	03/2012	DUB	0	(161)	(161)
Sell		8,400	03/2012	DUB	135	0	135
Buy		4,990	03/2012	GST	0	(71)	(71)
Sell		7,184	03/2012	GST	102	0	102
Buy		15,157	03/2012	JPM	0	(394)	(394)
Buy		5,170	03/2012	MSC	10	0	10
Buy		31,450	03/2012	UAG	0	(1,048)	(1,048)
Sell		40,667	05/2012	BRC	2,385	0	2,385
Sell		48,389	05/2012	CBK	1,921	0	1,921
Sell		92,607	05/2012	JPM	5,482	0	5,482
Buy	GBP	1,905	01/2012	BRC	0	(33)	(33)
Sell		22,387	01/2012	BRC	324	(4)	320
Buy		53,027	01/2012	CBK	3	(780)	(777)
Sell		58,257	01/2012	CBK	444	0	444
Buy		1,351	01/2012	DUB	0	0	0
Buy		51,115	01/2012	GST	598	0	598

Sell		26,473	01/2012	GST	309	0	309
Buy		814	02/2012	BRC	12	0	12
Sell		52,713	02/2012	CBK	784	0	784
Sell		51,115	02/2012	GST	0	(598)	(598)
Buy		133	03/2012	DUB	0	(2)	(2)
Buy	HKD	100,789	02/2012	BRC	3	0	3
Buy		24,700	02/2012	CBK	10	0	10
Buy		90,700	02/2012	FBL	36	0	36
Buy		61,881	02/2012	JPM	5	0	5
Buy		84,400	02/2012	UAG	16	0	16
Buy	IDR	30,000,000	01/2012	CBK	0	(62)	(62)
Buy		56,305,200	01/2012	JPM	0	(210)	(210)
Sell		89,531,300	01/2012	UAG	281	0	281
Sell	INR	232,997	07/2012	DUB	603	0	603
Buy		229,291	07/2012	JPM	0	(348)	(348)
Buy	JPY	62,533	01/2012	BRC	0	(9)	(9)
Buy		38,819,713	01/2012	CBK	5,571	0	5,571
Buy		44,175,060	01/2012	FBL	5,718	0	5,718
Sell		87,268	01/2012	RBC	0	(14)	(14)
Buy		74,898,402	01/2012	UAG	9,639	0	9,639
Sell		400,000	02/2012	CBK	7	0	7
Buy		244,986	02/2012	DUB	34	0	34
Sell		389	02/2012	DUB	0	0	0
Sell		22,493,948	02/2012	MSC	387	0	387
Buy		87,268	02/2012	RBC	13	0	13
Sell		1,480,000	02/2012	UAG	26	0	26
Sell	KRW	36,919,834	02/2012	MSC	1,152	0	1,152
Buy		40,184,112	02/2012	UAG	0	(761)	(761)
Buy	MXN	6,327	03/2012	BRC	1	0	1
Buy		250,227	03/2012	HUS	2	(581)	(579)
Sell		66,721	03/2012	HUS	200	0	200
Sell		149,034	03/2012	JPM	271	0	271
Sell		199,484	03/2012	MSC	334	0	334
Sell		135,890	03/2012	UAG	506	0	506
Sell	MYR	12,456	04/2012	CBK	148	0	148
Sell		3,108	04/2012	JPM	25	0	25
Buy		16,749	04/2012	UAG	0	(260)	(260)
Buy	NOK	5,900	01/2012	BRC	0	(34)	(34)
Buy		29,675	03/2012	BRC	0	(172)	(172)
Sell	NZD	100	01/2012	CBK	0	(1)	(1)
Sell		146,559	02/2012	CBK	0	(3,989)	(3,989)
Sell	PHP	191,901	03/2012	BRC	112	0	112
Buy		275,400	03/2012	CBK	0	(67)	(67)
Sell		977,460	03/2012	CBK	426	0	426
Buy		893,352	03/2012	JPM	0	(192)	(192)
Sell	PLN	806	02/2012	CBK	29	0	29
Buy	SEK	153,102	03/2012	BRC	0	(386)	(386)
Buy	SGD	176	02/2012	JPM	1	0	1
Buy	TWD	96,633	01/2012	BRC	0	(183)	(183)
Sell		143,412	01/2012	BRC	364	0	364
Sell		135,464	01/2012	CBK	162	0	162
Buy		70,000	01/2012	GST	0	(128)	(128)
Buy		60,000	01/2012	HUS	0	(110)	(110)
Buy		60,000	01/2012	JPM	0	(108)	(108)
Sell		6,823	01/2012	JPM	7	0	7
Buy	ZAR	74	01/2012	HUS	0	0	0

					$74,400	$(56,239)	$18,161

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$65,886	$0	$65,886
Mortgage-Backed Securities	0	24,671	0	24,671
Sovereign Issues	0	11,250	0	11,250
Canada
Corporate Bonds & Notes	0	41,378	0	41,378
Sovereign Issues	0	45,317	0	45,317
Cayman Islands
Asset-Backed Securities	0	28,323	8,723	37,046
Corporate Bonds & Notes	0	17,371	0	17,371
Denmark
Corporate Bonds & Notes	0	818	0	818
Sovereign Issues	0	13,491	0	13,491
France
Corporate Bonds & Notes	0	189,080	0	189,080

Germany
Bank Loan Obligations	0	9,934	0	9,934
Corporate Bonds & Notes	0	317,673	0	317,673
Sovereign Issues	0	463,619	0	463,619
India
Corporate Bonds & Notes	0	1,900	0	1,900
Ireland
Asset-Backed Securities	0	10,302	0	10,302
Corporate Bonds & Notes	0	18,139	234	18,373
Mortgage-Backed Securities	0	3,632	0	3,632
Italy
Asset-Backed Securities	0	993	0	993
Corporate Bonds & Notes	0	15,610	0	15,610
Japan
Sovereign Issues	0	19,318	0	19,318
Jersey, Channel Islands
Corporate Bonds & Notes	0	23,978	0	23,978
Luxembourg
Asset-Backed Securities	0	2,897	0	2,897
Bank Loan Obligations	0	1,787	0	1,787
Corporate Bonds & Notes	0	5,047	0	5,047
Mexico
Sovereign Issues	0	15,419	0	15,419
Netherlands
Asset-Backed Securities	0	25,811	5,074	30,885
Corporate Bonds & Notes	0	99,272	0	99,272
Mortgage-Backed Securities	0	3,120	0	3,120
Sovereign Issues	0	91,464	0	91,464
New Zealand
Sovereign Issues	0	130,902	0	130,902
Norway
Corporate Bonds & Notes	0	18,985	0	18,985
South Korea
Sovereign Issues	0	7,729	0	7,729
Spain
Corporate Bonds & Notes	0	4,726	0	4,726
Sovereign Issues	0	93,770	0	93,770
Supranational
Corporate Bonds & Notes	0	97,156	0	97,156
Sweden
Corporate Bonds & Notes	0	28,568	0	28,568
Switzerland
Corporate Bonds & Notes	0	5,244	0	5,244
United Kingdom
Asset-Backed Securities	0	537	0	537
Corporate Bonds & Notes	0	199,156	0	199,156
Mortgage-Backed Securities	0	61,972	0	61,972
Sovereign Issues	0	469,866	0	469,866
United States
Asset-Backed Securities	0	46,267	0	46,267
Bank Loan Obligations	0	16,993	0	16,993
Corporate Bonds & Notes	0	341,515	0	341,515
Mortgage-Backed Securities	0	260,492	12,555	273,047
Municipal Bonds & Notes	0	93,232	0	93,232
Preferred Securities	2,262	0	0	2,262
U.S. Government Agencies	0	1,063,679	67,678	1,131,357
U.S. Treasury Obligations	0	28,632	0	28,632
Virgin Islands (British)
Corporate Bonds & Notes	0	2,476	0	2,476
Short-Term Instruments
Certificates of Deposit	0	18,466	0	18,466
Commercial Paper	0	9,596	0	9,596
Repurchase Agreements	0	10,000	0	10,000
Japan Treasury Bills	0	316,699	0	316,699
U.S. Treasury Bills	0	49,968	0	49,968
PIMCO Short-Term Floating NAV Portfolio	83,900	0	0	83,900
Purchased Options
Interest Rate Contracts	0	595	0	595
	$86,162	$4,944,721	$94,264	$5,125,147

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,044	0	7,044
Foreign Exchange Contracts	0	74,400	0	74,400
Interest Rate Contracts	28,755	21,585	0	50,340
	$28,755	$103,029	$0	$131,784

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,124)	0	(4,124)
Foreign Exchange Contracts	0	(56,239)	0	(56,239)
Interest Rate Contracts	(5)	(23,181)	(53)	(23,239)

	$(5)	$(83,544)	$(53)	$(83,602)

Totals	$114,912	$4,964,206	$94,211	$5,173,329

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$20,609	$2,746	$(4,184)	$83	$95	$(179)	$0	$(10,447)	$8,723	$(194)
India
Corporate Bonds & Notes	3,480	0	(1,477)	0	(23)	(80)	0	(1,900)	0	0
Ireland
Corporate Bonds & Notes	297	0	0	(3)	0	(60)	0	0	234	(60)
Luxembourg
Asset-Backed Securities	3,221	0	0	25	0	(349)	0	(2,897)	0	0
Netherlands
Asset-Backed Securities	7,329	0	(1,913)	26	175	(543)	0	0	5,074	(527)
Norway
Corporate Bonds & Notes	15,800	0	0	0	0	(473)	0	(15,327)	0	0
Spain
Sovereign Issues	52,304	0	(52,410)	1	0	105	0	0	0	0
United Kingdom
Corporate Bonds & Notes	16,727	0	0	1	0	(4,317)	0	(12,411)	0	0
United States
Mortgage-Backed Securities	0	13,023	(322)	23	42	(211)	0	0	12,555	(211)
U.S. Government Agencies	80,353	3,597	(16,242)	0	0	(30)	0	0	67,678	(31)

	200,120	19,366	(76,548)	156	289	(6,137)	0	(42,982)	94,264	(1,023)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,100)	$0	$0	$0	$621	$744	$0	$(318)	$(53)	$29

Totals	$199,020	$19,366	$(76,548)	$156	$910	$(5,393)	$0	$(43,300)	$94,211	$(994)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.2%
CORPORATE BONDS & NOTES 0.8%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,300	$3,451
Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,554
5.750% due 12/17/2013	AUD	7,400	7,731
ING Bank Australia Ltd.
4.990% due 08/28/2013		2,000	2,051
5.750% due 06/24/2014		400	424
5.750% due 03/03/2015		3,000	3,199
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,600	1,688
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,581
5.750% due 12/19/2013	AUD	2,000	2,109
Westpac Banking Corp.
2.700% due 12/09/2014		$5,000	5,233
4.840% due 05/25/2017	AUD	1,000	1,018

			33,039

MORTGAGE-BACKED SECURITIES 0.3%
Medallion Trust
0.636% due 05/25/2035		$1,306	1,287
Puma Finance Ltd.
0.549% due 02/21/2038		1,898	1,803
4.847% due 08/22/2037	AUD	2,132	2,086
4.938% due 07/12/2036		945	935
Superannuation Members Home Loans Global Fund
0.820% due 03/09/2036		$2,460	2,450
Swan Trust
0.533% due 05/12/2037		151	147
Torrens Trust
4.810% due 10/19/2038	AUD	4,533	4,507

			13,215

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,447

Total Australia (Cost $43,305)			49,701

CANADA 2.2%
ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	99	98

CORPORATE BONDS & NOTES 0.9%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	6,039
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		15,900	16,351
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,515
Honda Canada Finance, Inc.
1.461% due 03/26/2012		3,000	2,943
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,715

			34,563

SOVEREIGN ISSUES 1.3%
Canada Government Bond
2.750% due 09/01/2016		24,300	25,438
5.750% due 06/01/2033 (f)		2,100	3,170
Province of British Columbia Canada
4.300% due 06/18/2042		3,000	3,470
Province of Ontario Canada
6.200% due 06/02/2031		1,300	1,789
Province of Quebec Canada
4.250% due 12/01/2021		8,800	9,609
5.000% due 12/01/2041		3,000	3,748

6.000% due 10/01/2029		3,200	4,219

			51,443

Total Canada (Cost $82,749)			86,104

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.7%
Aurum CLO Ltd.
1.103% due 04/15/2014		$898	889
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		1,494	1,383
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		390	384
Dryden Leveraged Loan CDO
1.110% due 12/22/2015		144	142
Duane Street CLO
0.688% due 11/08/2017		5,337	5,120
Galaxy CLO Ltd.
0.658% due 04/25/2019		1,381	1,282
Hillmark Funding
0.729% due 05/21/2021		9,800	8,953
Mountain View Funding CLO
0.663% due 04/15/2019		1,686	1,609
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		3,600	3,428
Pacifica CDO Ltd.
0.680% due 01/26/2020		1,913	1,790
0.807% due 02/15/2017		1,414	1,378
Premium Loan Trust Ltd.
0.798% due 10/25/2014		441	438
Wind River CLO Ltd.
0.889% due 12/19/2016		660	628

			27,424

CORPORATE BONDS & NOTES 0.3%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,352	2,435
Transocean, Inc.
4.950% due 11/15/2015		9,600	9,813

			12,248

Total Cayman Islands (Cost $39,674)			39,672

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
2.006% due 01/19/2016		$7,400	6,882

Total Chile (Cost $7,400)			6,882

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	792	151
Realkredit Danmark A/S
2.103% due 01/01/2038		13,885	2,350

Total Denmark (Cost $2,471)			2,501

FRANCE 4.9%
ASSET-BACKED SECURITIES 0.0%
AUTO ABS SRL
1.581% due 02/25/2019	EUR	70	90

CORPORATE BONDS & NOTES 4.9%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,546
2.500% due 06/09/2015		200	257
3.000% due 07/23/2013	EUR	1,200	1,571
4.750% due 05/28/2013		3,800	5,088
BNP Paribas S.A.
5.000% due 01/15/2021		$250	241
Cie de Financement Foncier
1.156% due 04/17/2014		1,800	1,739
1.625% due 07/23/2012		25,600	25,600
2.000% due 02/17/2012	EUR	6,700	8,672

2.250% due 01/25/2013		11,700	15,150
2.500% due 09/16/2015		$16,100	15,662
4.500% due 01/09/2013	EUR	3,500	4,631
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		$16,000	15,383
Credit Mutuel Arkea Home Loans SFH
2.500% due 06/16/2015	EUR	400	511
Dexia Credit Local
2.000% due 03/05/2013		$26,850	25,824
Dexia Credit Local S.A.
0.644% due 01/12/2012		5,300	5,299
0.908% due 04/29/2014		12,100	10,985
2.750% due 01/10/2014		36,100	33,471
2.750% due 04/29/2014		4,800	4,367
Dexia Municipal Agency S.A.
2.750% due 01/25/2016	EUR	700	852
GCE Covered Bonds S.A.
2.000% due 09/30/2013		100	129
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	3,869
Societe Generale S.A.
6.220% due 10/20/2014	AUD	300	269
Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,316

			193,432

Total France (Cost $200,414)			193,522

GERMANY 18.0%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
1.238% due 10/21/2015	EUR	16	21

BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland GMBH
4.333% due 09/13/2015		1,000	1,277
Kabel Deutschland Holding AG
5.083% due 12/31/2016		6,800	8,786

			10,063

CORPORATE BONDS & NOTES – 7.6%
FMS Wertmanagement AoR
1.579% due 01/20/2014		20,300	26,290
1.583% due 02/18/2015		42,400	54,873
2.375% due 12/15/2014		56,300	74,978
3.375% due 06/17/2021		20,900	28,679
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	22,963
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		7,400	9,641
1.419% due 03/04/2013		6,200	8,048
1.656% due 07/09/2013		6,000	7,780
2.000% due 09/07/2016		17,200	22,762
2.125% due 04/11/2014		8,800	11,675
3.875% due 01/21/2019		8,400	12,084
6.000% due 08/20/2020	AUD	20,000	20,902
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,014

			302,689

SOVEREIGN ISSUES – 10.1%
Republic of Germany
2.500% due 02/27/2015		47,300	65,201
2.500% due 01/04/2021		800	1,105
4.750% due 07/04/2028		12,100	20,484
5.500% due 01/04/2031		43,900	82,406
5.625% due 01/04/2028		19,570	36,084
6.500% due 07/04/2027		93,060	185,209

State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,203

			397,692

Total Germany (Cost $736,720)			710,465

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
ICICI Bank Ltd.
2.256% due 02/24/2014		$1,800	1,710

Total India (Cost $1,800)			1,710

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	3,600	4,286
Magi Funding PLC
2.015% due 04/11/2021		2,510	2,975
SC Germany Auto
1.331% due 07/10/2019		143	184

			7,445

CORPORATE BONDS & NOTES 0.9%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		24,700	33,684

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
1.758% due 10/27/2019		35	38
Emerald Mortgages PLC
1.266% due 07/15/2048		634	495
Fastnet Securities PLC
1.321% due 08/10/2043		1,423	1,087
German Residential Asset Note Distributor PLC
1.819% due 07/20/2016		1,357	1,621
Immeo Residential Finance PLC
1.586% due 12/15/2016		1,709	2,113

			5,354

Total Ireland (Cost $48,402)			46,483

ITALY 0.4%
CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.906% due 02/24/2014		$6,300	5,550
6.500% due 02/24/2021		10,300	8,464

			14,014

MORTGAGE-BACKED SECURITIES 0.0%
Argo Mortgage SRL 2.088% due 10/28/2036	EUR	18	23

Total Italy (Cost $16,549)			14,037

JAPAN 0.4%
SOVEREIGN ISSUES 0.4%
Japan Government International Bond
2.300% due 06/20/2035	JPY	60,000	852
2.400% due 03/20/2034		950,000	13,717

Total Japan (Cost $8,764)			14,569

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	707	911

Total Jersey, Channel Islands (Cost $947)			911

LUXEMBOURG 0.6%
ASSET-BACKED SECURITIES 0.2%
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	2,141	2,685
Penta CLO S.A.
1.917% due 06/04/2024		3,002	3,453

			6,138

BANK LOAN OBLIGATIONS 0.0%
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		$1,791	1,787

CORPORATE BONDS & NOTES 0.4%
Sunrise Communications International S.A.
7.000% due 12/31/2017 (e)	EUR	1,500	2,019
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020		1,500	1,871
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,132
6.550% due 10/01/2017		6,900	7,983

			14,005

Total Luxembourg (Cost $21,158)			21,930

MEXICO 1.6%
SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	558,900	41,322
6.500% due 06/10/2021		221,600	15,936
10.000% due 12/05/2024		83,600	7,721

Total Mexico (Cost $69,243)			64,979

NETHERLANDS 4.0%
ASSET-BACKED SECURITIES 0.3%
Grosvenor Place CLO BV
1.234% due 07/20/2021	GBP	6,129	8,803
1.829% due 07/20/2021	EUR	3,657	4,392

			13,195

CORPORATE BONDS & NOTES 3.4%
ABN AMRO Bank NV
3.750% due 01/12/2012		9,300	12,054
Achmea Hypotheekbank NV
0.782% due 11/03/2014		$7,200	7,128
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		1,500	1,763
EuroCredit CDO I BV
2.647% due 09/03/2012	EUR	1,395	1,730
Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	25,851
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,057
10.500% due 03/25/2014		6,000	6,760
ING Bank NV
2.250% due 08/31/2015	EUR	3,400	4,433
2.500% due 01/14/2016		$14,000	13,763
3.900% due 03/19/2014		2,600	2,745
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	50	65
3.250% due 05/22/2014		5,300	7,187
NIBC Bank NV
0.909% due 12/02/2014		$17,500	17,521
2.800% due 12/02/2014		20,650	21,588
3.500% due 04/07/2014	EUR	3,700	5,025
Ziggo Finance BV
6.125% due 11/15/2017		1,800	2,359

			134,029

MORTGAGE-BACKED SECURITIES 0.1%
Atomium Mortgage Finance BV
1.258% due 07/01/2034		140	172

Dutch MBS BV
1.489% due 07/02/2037		162	208
Dutch Mortgage Portfolio Loans BV
1.710% due 11/20/2035		626	795
EMF-NL
2.572% due 07/17/2041		1,200	986

			2,161

SOVEREIGN ISSUES 0.2%
Netherlands Government Bond
4.000% due 07/15/2018		100	147
4.500% due 07/15/2017		5,500	8,204

			8,351

Total Netherlands (Cost $159,240)			157,736

NEW ZEALAND 2.7%
SOVEREIGN ISSUES 2.7%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	65,500	55,711
5.500% due 04/15/2023		11,900	10,546
6.000% due 12/15/2017		700	625
6.000% due 05/15/2021		41,500	37,887

Total New Zealand (Cost $94,933)			104,769

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	2,000	2,663
DnB NOR Boligkreditt A/S
2.375% due 07/20/2016		11,500	15,026
4.625% due 07/03/2013		3,100	4,076

Total Norway (Cost $21,120)			21,765

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,631

Total South Korea (Cost $6,483)			5,631

SPAIN 2.0%
SOVEREIGN ISSUES 2.0%
FADE - Fondo de Amortizacion del Deficit Electrico
5.900% due 03/17/2021	EUR	5,800	7,506
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		3,000	3,894
Instituto de Credito Oficial
3.154% due 03/25/2014		36,500	44,624
3.750% due 07/28/2015		8,400	10,628
4.375% due 05/20/2019		2,100	2,557
4.500% due 07/08/2014		8,200	10,692

Total Spain (Cost $88,640)			79,901

SUPRANATIONAL 2.4%
CORPORATE BONDS & NOTES 2.4%
European Investment Bank
6.250% due 06/08/2021	AUD	6,300	6,290
European Union
2.500% due 12/04/2015	EUR	20,500	27,147
2.750% due 06/03/2016		23,900	31,904
3.125% due 01/27/2015		3,500	4,724
3.250% due 04/04/2018		13,200	17,932
3.500% due 06/04/2021		3,900	5,320

Total Supranational (Cost $98,340)			93,317

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$3,500	4,318

Total Switzerland (Cost $3,561)			4,318

UNITED KINGDOM 17.9%
CORPORATE BONDS & NOTES 5.2%
Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	21,800	28,268
Bank of Scotland PLC
4.375% due 07/13/2016		3,000	4,060
4.500% due 10/23/2013		500	669
5.250% due 07/24/2012	AUD	4,000	4,108
5.420% due 07/24/2012		7,600	7,785
Barclays Bank PLC
10.179% due 06/12/2021		$4,480	4,758
BP Capital Markets PLC
2.750% due 02/27/2012		300	301
3.125% due 10/01/2015		12,600	13,212
3.830% due 10/06/2017	EUR	2,700	3,717
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,032
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,040
HBOS PLC
6.750% due 05/21/2018		2,000	1,605
LBG Capital No.1 PLC
8.000% due 12/29/2049		500	365
8.500% due 12/29/2049		20,900	14,525
11.040% due 03/19/2020	GBP	4,077	5,540
LBG Capital No.2 PLC
9.334% due 02/07/2020		5,000	6,193
11.250% due 09/14/2023		1,600	2,162
15.000% due 12/21/2019		200	326
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	10,366
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,060
3.500% due 12/07/2015		6,250	8,283
4.625% due 09/13/2012		5,100	6,721
5.500% due 07/18/2012		$28,200	28,810
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,630
Royal Bank of Scotland Group PLC
2.750% due 06/18/2013	EUR	13,700	17,886
6.666% due 04/29/2049	CAD	700	448
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,609
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	7,024
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,067

			203,570

MORTGAGE-BACKED SECURITIES 2.2%
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047		5,407	6,978
Eurosail PLC
1.597% due 03/13/2045		600	594
1.630% due 12/10/2044		8,229	8,346
Great Hall Mortgages PLC
0.689% due 06/18/2039		$2,087	1,656
1.549% due 03/18/2039	EUR	2,859	2,883
Holmes Master Issuer PLC
2.972% due 10/15/2054		11,600	15,003
Mansard Mortgages PLC
1.711% due 12/15/2049	GBP	19,144	23,944
Newgate Funding PLC
2.026% due 12/15/2050	EUR	11,950	12,006
2.061% due 12/15/2050	GBP	500	548
2.311% due 12/15/2050		3,000	2,056
2.676% due 12/15/2050	EUR	2,500	1,378
2.926% due 12/15/2050		4,100	1,877
RMAC Securities PLC
0.690% due 06/12/2044		$600	464
1.204% due 06/12/2044	GBP	4,300	5,030
Windermere CMBS PLC
1.232% due 04/24/2017		2,713	3,427

			86,190

SOVEREIGN ISSUES 10.5%
United Kingdom Gilt
3.750% due 09/07/2019		7,900	14,147
3.750% due 09/07/2020		7,300	13,108

3.750% due 09/07/2021	9,200	16,512
4.250% due 12/07/2027	11,200	21,253
4.250% due 06/07/2032	11,900	22,539
4.250% due 03/07/2036	16,350	31,125
4.250% due 09/07/2039	17,200	32,794
4.250% due 12/07/2040	49,500	94,493
4.250% due 12/07/2046	10,600	20,620
4.500% due 09/07/2034	14,300	28,040
4.750% due 12/07/2030	52,800	106,147
4.750% due 12/07/2038	5,800	11,947

		412,725

Total United Kingdom (Cost $679,741)		702,485

UNITED STATES 47.0%
ASSET-BACKED SECURITIES 1.4%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033	$433	347
Aegis Asset-Backed Securities Trust
0.664% due 10/25/2035	3,600	2,758
Amortizing Residential Collateral Trust
0.874% due 07/25/2032	44	35
Amresco Residential Securities Mortgage Loan Trust
1.234% due 06/25/2029	221	175
Bear Stearns Asset-Backed Securities Trust
0.364% due 12/25/2036	169	158
0.374% due 10/25/2036	25	23
0.954% due 10/25/2032	43	37
1.094% due 10/27/2032	48	40
1.294% due 10/25/2037	121	67
BNC Mortgage Loan Trust
0.394% due 05/25/2037	1,419	1,265
Carrington Mortgage Loan Trust
0.344% due 01/25/2037	228	226
0.614% due 10/25/2035	83	77
Citibank Omni Master Trust
2.378% due 05/16/2016	8,200	8,251
Citigroup Mortgage Loan Trust, Inc.
0.354% due 07/25/2045	1,044	716
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	254	266
6.681% due 12/01/2033	172	182
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037	76	72
0.374% due 10/25/2047	71	70
0.394% due 09/25/2047	1,168	1,149
0.474% due 09/25/2036	422	332
0.634% due 12/25/2036	1,074	404
4.740% due 10/25/2035	2,020	1,824
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032	67	51
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036	7	5
First Alliance Mortgage Loan Trust
0.515% due 12/20/2027	12	8
Fremont Home Loan Trust
0.404% due 02/25/2036	7	8
Home Equity Asset Trust
0.354% due 05/25/2037	122	119
0.894% due 11/25/2032	2	1
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036	14	14
0.384% due 10/25/2036	119	118
0.404% due 08/25/2036	150	43
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034	12	9
Merrill Lynch Mortgage Investors, Inc.
0.374% due 09/25/2037	48	11
0.414% due 02/25/2037	91	41
Mesa Trust Asset-Backed Certificates
1.094% due 12/25/2031	268	197
Nationstar Home Equity Loan Trust
0.354% due 06/25/2037	21	21
New Century Home Equity Loan Trust
1.179% due 05/25/2034	3,762	2,748
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047	330	289
Renaissance Home Equity Loan Trust
0.794% due 12/25/2033	126	101
Residential Asset Mortgage Products, Inc.
0.854% due 06/25/2032	7	5
Residential Asset Securities Corp.
0.794% due 07/25/2032 ^	188	108

Securitized Asset-Backed Receivables LLC Trust
0.424% due 05/25/2037 ^		334	152
SLC Student Loan Trust
0.996% due 06/15/2017		64	64
SLM Student Loan Trust
0.418% due 07/25/2017		134	133
0.746% due 12/17/2018		11	11
0.918% due 10/25/2017		9,100	9,075
1.918% due 04/25/2023		21,646	22,172
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		56	16
Structured Asset Securities Corp.
0.874% due 01/25/2033		12	10

			54,004

BANK LOAN OBLIGATIONS 0.4%
HCA, Inc.
2.546% due 11/17/2013		1,000	986
2.796% due 05/02/2016		1,925	1,810
Novelis, Inc.
3.750% due 03/10/2017		990	976
Remy International, Inc.
6.250% due 12/17/2016		990	976
Springleaf Finance Corp.
5.500% due 05/10/2017		12,100	10,561
U.S. Airways Group, Inc.
2.796% due 03/23/2014		986	854

			16,163

CORPORATE BONDS & NOTES 7.8%
Ally Financial, Inc.
3.963% due 06/20/2014		1,300	1,222
6.625% due 05/15/2012		9,167	9,282
7.000% due 02/01/2012		6,955	6,990
8.300% due 02/12/2015		6,200	6,556
Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,489
American International Group, Inc.
4.250% due 09/15/2014		1,900	1,848
5.600% due 10/18/2016		1,300	1,255
6.765% due 11/15/2017	GBP	6,027	8,866
6.797% due 11/15/2017	EUR	2,565	3,161
8.000% due 05/22/2068		4,600	4,793
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (e)		$3,900	3,933
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,070
6.500% due 01/15/2014		600	660
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,736
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	20,342	26,453
4.250% due 04/05/2017		800	1,044
Bank of America Corp.
4.750% due 05/23/2017		6,950	6,656
6.500% due 08/01/2016		$6,000	6,050
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,300	1,455
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,504
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,827
Brunswick Corp.
11.750% due 08/15/2013		800	909
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,084
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,713
Citigroup, Inc.
1.609% due 03/05/2014	EUR	400	487
3.625% due 11/30/2017		8,250	8,536
6.000% due 08/15/2017		$3,000	3,148
6.400% due 03/27/2013	EUR	1,800	2,393
CNA Financial Corp.
5.850% due 12/15/2014		$3,000	3,164
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,509
Daimler Finance North America LLC
6.500% due 11/15/2013		400	436
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,060
HCP, Inc.
5.650% due 12/15/2013		6,000	6,314

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,907
5.400% due 02/15/2012		2,700	2,707
5.875% due 05/01/2013		8,850	8,761
6.500% due 09/01/2014		8,800	9,042
6.625% due 11/15/2013 (e)		8,000	8,000
6.750% due 09/01/2016		7,100	7,313
JPMorgan Chase & Co.
3.450% due 03/01/2016		2,100	2,136
6.300% due 04/23/2019		1,300	1,474
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.800% due 02/15/2012		4,670	4,690
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	505
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		800	214
6.875% due 05/02/2018 ^		7,000	1,890
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,412
Loews Corp.
5.250% due 03/15/2016		1,200	1,323
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,119
Masco Corp.
5.875% due 07/15/2012		1,000	1,015
Merrill Lynch & Co., Inc.
1.771% due 08/25/2014	EUR	300	331
1.777% due 05/30/2014		6,000	6,724
1.850% due 01/31/2014		2,400	2,738
2.034% due 07/22/2014		7,500	8,366
2.154% due 09/27/2012		2,700	3,387
6.750% due 05/21/2013		1,700	2,201
Morgan Stanley
1.775% due 11/29/2013		5,050	6,002
1.970% due 04/13/2016		1,300	1,366
1.992% due 01/16/2017		1,750	1,764
2.016% due 01/24/2014		$8,100	7,460
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,245
RBS Capital Trust I
4.709% due 12/29/2049		1,560	837
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,220
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,259
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,413
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,675
SLM Corp.
5.125% due 08/27/2012		400	402
5.375% due 05/15/2014		600	601
Southwest Airlines Co.
6.500% due 03/01/2012		500	504
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,676
Sprint Capital Corp.
8.750% due 03/15/2032		800	651
Union Pacific Corp.
4.163% due 07/15/2022		875	951
WM Covered Bond Program
4.375% due 05/19/2014	EUR	6,800	9,148

			307,032

MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
2.847% due 09/25/2035		$581	400
American Home Mortgage Assets
0.484% due 05/25/2046		623	281
0.504% due 10/25/2046		2,231	905
0.524% due 09/25/2046 ^		367	40
0.908% due 02/25/2047		6,732	2,681
1.128% due 11/25/2046		10,224	3,759
Banc of America Funding Corp.
2.656% due 02/20/2036		1,981	1,653
5.500% due 08/25/2035		6,763	6,712
5.622% due 03/20/2036		829	635
5.743% due 01/20/2047		599	380
5.946% due 10/20/2046		222	114
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		10,604	9,604
Banc of America Mortgage Securities, Inc.
2.764% due 09/25/2035		186	142
2.843% due 06/25/2035		1,050	762

5.317% due 04/25/2035	1,272	1,082
BCAP LLC Trust
0.464% due 01/25/2037 ^	13,043	6,036
0.997% due 01/26/2047	1,507	1,040
5.250% due 02/26/2036	2,866	2,873
5.250% due 04/26/2037	3,521	3,204
5.250% due 08/26/2037	3,800	3,724
5.421% due 02/26/2036	845	747
5.636% due 03/26/2037	6,300	4,649
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	2,407	2,064
2.575% due 10/25/2033	366	349
2.710% due 03/25/2035	4,339	4,043
2.814% due 05/25/2034	361	280
2.853% due 02/25/2034	75	65
2.870% due 05/25/2034	669	590
2.909% due 01/25/2035	1,384	1,175
3.016% due 03/25/2035	900	852
3.207% due 11/25/2034	21	19
Bear Stearns Alt-A Trust
2.515% due 11/25/2036	5,022	2,491
2.517% due 01/25/2036	128	62
2.663% due 02/25/2036 ^	6,822	2,495
2.690% due 11/25/2035 ^	214	118
2.733% due 08/25/2036 ^	448	189
2.772% due 09/25/2035	6,046	3,834
3.846% due 08/25/2036 ^	1,413	286
5.017% due 11/25/2036	1,188	631
5.719% due 08/25/2036	3,645	1,933
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	4,241	3,976
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,601	1,429
2.450% due 09/25/2035	1,890	1,508
2.660% due 05/25/2035	411	354
2.660% due 10/25/2035	7,421	5,701
5.608% due 03/25/2037 ^	2,111	987
5.611% due 09/25/2037 ^	2,976	1,686
Countrywide Alternative Loan Trust
0.464% due 01/25/2037	1,348	673
0.465% due 02/20/2047	768	344
0.480% due 12/20/2046	8,114	3,732
0.484% due 09/25/2046	2,128	987
0.494% due 05/25/2036	153	75
0.495% due 03/20/2046	187	92
0.495% due 07/20/2046	1,845	633
0.504% due 07/25/2046	135	66
0.524% due 08/25/2046	495	76
0.644% due 05/25/2037	1,353	560
1.208% due 12/25/2035	186	101
1.708% due 11/25/2035	855	456
2.248% due 11/25/2035	728	403
4.796% due 02/25/2037	550	318
5.250% due 06/25/2035	544	450
6.000% due 10/25/2032	9	10
6.000% due 01/25/2037 ^	2,667	1,707
6.000% due 04/25/2037	988	622
6.250% due 08/25/2037 ^	980	582
Countrywide Home Loan Mortgage Pass-Through Trust
0.564% due 03/25/2035	1,859	1,434
0.584% due 04/25/2035	43	24
0.614% due 03/25/2035	1,440	677
0.624% due 02/25/2035	31	20
2.530% due 02/20/2036	2,414	1,347
2.751% due 11/25/2034	2,355	1,702
2.778% due 08/25/2034	1,049	782
2.795% due 08/25/2034	201	139
3.714% due 02/25/2047	1,000	475
4.174% due 11/19/2033	55	51
4.636% due 03/25/2037 ^	901	367
Credit Suisse First Boston Mortgage Securities Corp.
1.444% due 03/25/2034	617	531
1.745% due 05/25/2032	27	23
2.431% due 07/25/2033	66	57
2.567% due 08/25/2033	325	309
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	15,842	245
1.398% due 11/10/2046 (a)	40,846	2,347
Downey Savings & Loan Association Mortgage Loan Trust
0.605% due 07/19/2045	376	56
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	351	318
2.746% due 08/25/2035	541	417
5.204% due 10/25/2035	667	554
First Republic Mortgage Loan Trust
0.628% due 11/15/2031	144	132

GMAC Mortgage Corp. Loan Trust
3.012% due 06/25/2034	91	75
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046	104	96
0.374% due 01/25/2047 ^	74	70
0.474% due 01/25/2037	1,195	562
0.504% due 04/25/2036	1,010	460
0.564% due 11/25/2045	222	119
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	75	60
GSR Mortgage Loan Trust
1.860% due 03/25/2033	451	425
2.685% due 09/25/2035	1,682	1,471
2.853% due 01/25/2035	1,976	1,660
Harborview Mortgage Loan Trust
0.465% due 07/19/2046	2,626	1,329
0.475% due 09/19/2037	854	486
0.475% due 01/19/2038	2,157	1,254
0.505% due 05/19/2035	1,811	962
0.525% due 03/19/2036	338	177
2.768% due 07/19/2035	370	241
2.940% due 05/19/2033	722	656
Homebanc Mortgage Trust
5.606% due 04/25/2037	1,600	713
5.662% due 04/25/2037	842	672
Impac CMB Trust
1.074% due 10/25/2034	1,139	883
1.294% due 07/25/2033	90	83
Indymac INDA Mortgage Loan Trust
5.066% due 11/25/2035	4,275	3,163
5.554% due 08/25/2036	1,600	1,154
Indymac INDB Mortgage Loan Trust
0.594% due 11/25/2035 ^	450	167
Indymac Index Mortgage Loan Trust
0.484% due 04/25/2037	345	63
0.484% due 09/25/2046	6,361	3,302
0.534% due 06/25/2037	342	199
0.544% due 02/25/2037	1,100	152
0.594% due 06/25/2037 ^	769	213
2.592% due 12/25/2034	248	172
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	693	675
5.550% due 10/25/2036	737	692
JPMorgan Mortgage Trust
2.053% due 11/25/2033	412	397
4.599% due 07/25/2035	730	608
5.271% due 02/25/2036	1,933	1,467
5.379% due 09/25/2035	1,277	1,045
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046	3,751	1,764
0.594% due 05/25/2047	1,700	230
2.718% due 11/21/2034	412	404
MASTR Alternative Loans Trust
0.694% due 03/25/2036	577	127
Mellon Residential Funding Corp.
0.758% due 06/15/2030	98	86
2.610% due 10/20/2029	63	59
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	2,253	1,465
0.544% due 08/25/2036	346	272
2.266% due 02/25/2033	258	223
2.612% due 06/25/2035	1,216	980
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.962% due 08/12/2049	700	763
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035	3,879	2,941
1.996% due 10/25/2035	4,941	4,170
RBSCF Trust
6.007% due 12/16/2049	4,600	5,179
Residential Accredit Loans, Inc.
0.444% due 02/25/2047	2,975	1,187
0.474% due 06/25/2046	5,456	1,722
0.494% due 12/25/2046 ^	1,341	250
0.504% due 04/25/2046	88	30
0.564% due 05/25/2046 ^	1,107	155
0.599% due 09/25/2046	1,752	194
Residential Asset Securitization Trust
0.744% due 12/25/2036 ^	623	185
5.750% due 02/25/2036 ^	582	383
6.250% due 10/25/2036 ^	658	418
6.500% due 08/25/2036 ^	999	562
Residential Funding Mortgage Securities
3.033% due 09/25/2035	514	323
6.500% due 03/25/2032	132	138
Sovereign Commercial Mortgage Securities Trust
5.893% due 07/22/2030	1,758	1,801

Structured Adjustable Rate Mortgage Loan Trust
2.480% due 02/25/2034	428	391
2.482% due 04/25/2034	631	518
2.532% due 08/25/2035	1,274	914
2.595% due 09/25/2034	186	173
4.873% due 09/25/2036	1,600	768
5.118% due 05/25/2036	1,600	1,109
Structured Asset Mortgage Investments, Inc.
0.484% due 06/25/2036	193	113
0.504% due 05/25/2046	1,196	570
0.514% due 05/25/2036	2,030	918
0.514% due 09/25/2047	6,300	2,040
0.535% due 07/19/2035	171	142
0.544% due 09/25/2047	312	62
0.554% due 05/25/2046	239	43
0.554% due 05/25/2046 ^	358	34
0.594% due 08/25/2036	1,800	295
0.604% due 12/25/2035	19	9
0.865% due 07/19/2034	33	27
1.708% due 08/25/2047	3,351	1,625
Structured Asset Securities Corp.
2.650% due 10/25/2035	885	700
5.500% due 09/25/2035	2,000	1,713
Thornburg Mortgage Securities Trust
3.022% due 10/25/2043	184	151
UBS-Citigroup Commercial Mortgage Trust
2.726% due 01/10/2045 (a)	24,000	3,391
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	300	330
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045	390	284
0.554% due 11/25/2045	3,006	2,147
0.574% due 11/25/2045	1,108	715
0.604% due 01/25/2045	848	634
0.620% due 11/25/2034	1,905	1,309
0.908% due 03/25/2047	2,993	1,491
0.948% due 01/25/2047	1,581	782
0.958% due 06/25/2047	700	227
0.968% due 04/25/2047	6,859	4,348
1.018% due 12/25/2046	166	98
1.188% due 06/25/2046	1,879	1,187
1.208% due 02/25/2046	542	358
1.414% due 05/25/2041	9	7
2.468% due 02/27/2034	749	714
2.560% due 12/25/2036	6,875	4,445
2.576% due 04/25/2035	1,000	705
2.581% due 06/25/2033	199	191
2.610% due 02/25/2037	1,715	1,140
2.718% due 07/25/2046	878	573
2.718% due 10/25/2046	369	248
5.062% due 02/25/2037 ^	4,446	2,775
5.446% due 02/25/2037	1,714	1,146
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.544% due 07/25/2046	130	22
0.968% due 04/25/2047	723	89
0.978% due 04/25/2047	1,017	223
1.048% due 05/25/2047	691	128
1.148% due 07/25/2046	1,183	379
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036	11,808	9,170
2.690% due 06/25/2035	969	886
2.717% due 06/25/2035	3,216	3,128
2.717% due 10/25/2035	600	434
2.721% due 10/25/2035	842	713
4.690% due 12/25/2033	16	16
5.617% due 04/25/2036	655	269

		221,385

MUNICIPAL BONDS & NOTES 1.6%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,497
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	11,900	14,705
7.700% due 11/01/2030	1,100	1,251
7.950% due 03/01/2036	900	1,019
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	275	284
7.350% due 07/01/2035	1,300	1,435
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,000	5,000
4.071% due 01/01/2014	2,900	2,983
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	9,920

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	7,400	10,619
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	6,675
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	657
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	3,400	2,353
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,095
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	136
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	2,000	2,313

		64,942

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.700% due 12/31/2049	640	4,807
SLM Corp.
5.868% due 03/15/2017	20,000	405

		5,212

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 29.7%
Fannie Mae
0.394% due 01/25/2021	$29	29
0.414% due 03/25/2034	157	156
0.494% due 10/27/2037	800	795
0.594% due 03/25/2036	95	95
0.724% due 11/25/2040	13,305	13,266
0.744% due 11/25/2040	13,737	13,689
0.794% due 10/25/2040 - 12/25/2040	23,946	23,890
1.420% due 06/01/2043	147	148
2.244% due 12/01/2034	661	688
2.290% due 11/01/2022	14	15
2.324% due 08/01/2023	116	122
2.325% due 01/01/2023	48	50
2.375% due 06/01/2035	1,178	1,244
2.404% due 08/01/2036	304	321
2.460% due 04/01/2032	49	49
2.521% due 11/01/2034	3,776	4,010
2.633% due 12/01/2030	16	17
3.500% due 11/01/2021 - 01/01/2042	356,397	366,741
4.000% due 12/01/2039 - 01/01/2042	430,325	452,238
4.500% due 10/01/2033 - 01/01/2042	136,499	145,366
5.370% due 12/01/2015	2,521	2,771
6.000% due 04/25/2043 - 07/25/2044	2,386	2,662
Freddie Mac
0.628% due 12/15/2030	129	129
0.758% due 10/15/2040	9,285	9,262
0.878% due 12/15/2037	7,516	7,550
1.170% due 10/15/2040	10,493	10,461
1.399% due 10/25/2044	4,455	4,361
1.418% due 02/25/2045	325	311
1.743% due 10/25/2021 (a)	30,613	3,331
2.360% due 06/01/2022	109	110
2.521% due 09/01/2035	190	201
4.500% due 07/15/2023	138	141
6.000% due 12/01/2033	1,511	1,677
6.500% due 11/15/2023	162	173
9.050% due 06/15/2019	2	2
Ginnie Mae
1.625% due 09/20/2022 - 09/20/2026	337	346
2.000% due 07/20/2022 - 08/20/2027	57	58
2.125% due 11/20/2021 - 11/20/2030	167	172
2.375% due 05/20/2022 - 05/20/2030	665	689
6.000% due 08/20/2034	11,443	13,766
NCUA Guaranteed Notes
0.744% due 11/05/2020	64,028	64,028
0.834% due 12/08/2020	27,484	27,595

Small Business Administration
5.110% due 04/01/2025		155	172

			1,172,897

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
3.750% due 08/15/2041 (d)(g)		14,400	16,897

Total United States (Cost $1,887,386)			1,858,532

SHORT-TERM INSTRUMENTS 12.3%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 02/15/2012		$18,900	18,865

REPURCHASE AGREEMENTS 0.5%
Morgan Stanley & Co., Inc.
0.060% due 01/03/2012		13,000	13,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $13,122. Repurchase proceeds are $13,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		5,222	5,222
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $5,328. Repurchase proceeds are $5,222.)

			18,222

JAPAN TREASURY BILLS 5.6%
0.099% due 02/06/2012 - 03/26/2012 (b)	JPY	17,080,000	221,871

U.S. TREASURY BILLS 1.6%
0.050% due 01/05/2012 - 12/13/2012 (b)(d)(f)(g)		$64,000	63,981

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.1%
PIMCO Short-Term Floating NAV Portfolio		16,338,984	163,619

Total Short-Term Instruments (Cost $485,735)			486,558

PURCHASED OPTIONS (i) 0.0%
(Cost $1,689)			621
Total Investments 120.9% (Cost $4,806,464)			$4,769,099
Written Options (j) (0.0%)
(Premiums $6,588)			(1,240)
Other Assets and Liabilities (Net) (20.9%)			(822,082)

Net Assets 100.0%			$3,945,777

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $19,706 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $6,601 at a weighted average interest rate of (0.837%). On December 31, 2011, securities valued at $7,881 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $28,291 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond March Futures	Long	03/2012	418	$632
Euro-Bobl March Futures	Long	03/2012	2,943	7,693
Euro-Bund 10-Year Bond March Futures	Long	03/2012	3,557	20,245
Japan Government 10-Year Bond March Futures	Long	03/2012	22	224
Put Options Strike @ EUR 110.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	1,688	(2)
Put Options Strike @ EUR 111.500 on Euro-Bobl March Futures	Long	03/2012	406	(1)
United Kingdom 10-Year Gilt March Futures	Long	03/2012	31	71

				$28,862

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $7,642 and cash of $7,946 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016		$38,900	$(2,437)	$(57)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021		268,500	(37,000)	(6,355)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		160,100	(18,409)	(4,508)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	107,400	(4,049)	(681)

						$(61,895)	$(11,601)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.282%	$5,000	$8	$0	$8
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.284%	600	(11)	0	(11)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.176%	2,000	(10)	0	(10)
Avnet, Inc.	UAG	(1.530%	)	09/20/2016	2.359%	1,550	55	0	55
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.426%	3,000	(88)	0	(88)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	1.415%	800	(38)	0	(38)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.295%	2,669	(30)	0	(30)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.588%	1,600	(3)	11	(14)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.588%	1,600	0	0	0
CNA Financial Corp.	BRC	(1.390%	)	12/20/2014	1.665%	3,000	22	0	22
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	5.347%	4,600	944	0	944
Hanson Ltd.	BRC	(5.000%	)	09/20/2016	2.392%	1,000	(115)	485	(600)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	2.392%	1,000	60	243	(183)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	1.143%	6,000	(109)	0	(109)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.562%	2,900	35	0	35
International Lease Finance Corp.	BRC	(0.170%	)	03/20/2012	5.562%	2,700	32	0	32
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	6.667%	8,850	184	(419)	603
International Lease Finance Corp.	MYC	(1.540%	)	12/20/2013	6.903%	1,000	94	133	(39)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	1.260%	700	(32)	0	(32)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.280%	1,000	(67)	98	(165)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.280%	4,000	(123)	548	(671)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.688%	1,150	17	0	17
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.479%	4,000	(99)	0	(99)
Masco Corp.	MYC	(0.580%	)	09/20/2012	1.484%	1,000	6	0	6
Newell Rubbermaid, Inc.	GST	(0.780%	)	06/20/2013	0.454%	5,000	(26)	0	(26)
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.179%	2,500	(16)	0	(16)
Reed Elsevier Capital, Inc.	MYC	(0.280%	)	06/20/2012	0.188%	1,200	(1)	0	(1)
Ryder System, Inc.	CBK	(1.160%	)	03/20/2013	0.554%	5,000	(39)	0	(39)

Sealed Air Corp.	BOA	(1.130%	)	09/20/2013	0.894%		6,900	(32)	0	(32)
Sealed Air Corp.	BRC	(1.030%	)	09/20/2013	0.894%		6,000	(17)	198	(215)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.522%		5,000	(169)	231	(400)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.508%		500	0	0	0
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.525%		5,000	195	0	195
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.542%		1,400	1	0	1
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	1.193%		3,500	17	0	17
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.428%		200	(5)	(3)	(2)
Union Pacific Corp.	BRC	(0.600%	)	03/20/2016	0.437%		800	(6)	30	(36)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.909%		6,400	(70)	0	(70)
WPP PLC	BRC	(3.750%	)	06/20/2017	1.453%	GBP	2,425	(443)	0	(443)
WPP PLC	JPM	(3.750%	)	06/20/2017	1.453%		1,650	(301)	0	(301)

								$(180)	$1,555	$(1,735)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	5.116%		$5,700	$5	$105	$(100)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	4.847%		8,300	25	151	(126)
Australia Government Bond	BOA	1.000%	06/20/2015	0.575%		3,400	50	58	(8)
Australia Government Bond	DUB	1.000%	03/20/2016	0.675%		9,000	124	191	(67)
Australia Government Bond	DUB	1.000%	09/20/2016	0.753%		8,400	99	128	(29)
Australia Government Bond	DUB	1.000%	12/20/2016	0.786%		4,300	46	11	35
Australia Government Bond	GST	1.000%	06/20/2016	0.716%		2,100	27	51	(24)
Australia Government Bond	MYC	1.000%	06/20/2016	0.716%		5,700	73	136	(63)
Australia Government Bond	MYC	1.000%	09/20/2016	0.753%		4,600	54	40	14
Australia Government Bond	MYC	1.000%	12/20/2016	0.786%		2,800	30	8	22
Australia Government Bond	RYL	1.000%	03/20/2016	0.675%		20,300	281	441	(160)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%		12,800	150	157	(7)
Australia Government Bond	RYL	1.000%	12/20/2016	0.786%		11,900	128	24	104
Australia Government Bond	UAG	1.000%	09/20/2016	0.753%		16,800	197	277	(80)
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.934%		6,000	18	(106)	124
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.741%		6,300	83	0	83
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.751%		4,900	8	0	8
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.741%		3,300	36	0	36
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.353%		8,100	(304)	0	(304)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.741%		9,700	99	0	99
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.751%		8,000	(271)	0	(271)
China Government International Bond	CBK	1.000%	03/20/2016	1.290%		1,300	(14)	14	(28)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%		18,000	(164)	395	(559)
China Government International Bond	DUB	1.000%	03/20/2016	1.290%		1,900	(22)	20	(42)
China Government International Bond	FBF	1.000%	12/20/2016	1.450%		1,200	(25)	(60)	35
China Government International Bond	GST	1.000%	12/20/2015	1.249%		900	(8)	20	(28)
China Government International Bond	MYC	1.000%	12/20/2015	1.249%		15,400	(141)	299	(440)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.879%		3,400	(55)	0	(55)
Ensco PLC	FBF	1.000%	03/20/2014	0.841%		8,500	33	(63)	96
Germany Government Bond	CBK	0.250%	12/20/2016	0.989%		9,000	(316)	(370)	54
Germany Government Bond	GST	0.250%	12/20/2016	0.989%		28,500	(1,001)	(1,198)	197
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.883%		4,700	10	0	10
Japan Government International Bond	FBF	1.000%	03/20/2016	1.254%		14,800	(147)	(104)	(43)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%		1,500	(15)	(14)	(1)
Japan Government International Bond	UAG	1.000%	03/20/2016	1.254%		1,300	(13)	(9)	(4)
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.636%		7,900	(114)	0	(114)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.427%	EUR	28,300	(248)	(416)	168
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.461%		8,200	(96)	(150)	54
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%		$7,900	83	75	8
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%		3,100	32	23	9
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%		5,600	33	69	(36)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%		28,800	302	187	115
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.792%		500	4	11	(7)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%		22,400	235	149	86
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%		19,200	162	432	(270)

							$(527)	$982	$(1,509)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$7,600	$(226)	$(208)	$(18)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	7,900	(234)	(213)	(21)
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	23,200	(689)	(821)	132

MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	6,600	(470)	(363)	(107)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	13,500	(491)	(287)	(204)

					$(2,110)	$(1,892)	$(218)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of received currency	03/15/2013	JPM	$77,040	JPY	6,394,320	$(6,726)	$46	$(6,772)
Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of received currency	02/10/2016	JPM	11,220		920,000	(1,195)	(3)	(1,192)

							$(7,921)	$43	$(7,964)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.240%	01/02/2012	RYL	BRL	21,500	$(21)	$0	$(21)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		164,500	(114)	0	(114)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		149,400	84	109	(25)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		64,800	671	678	(7)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		104,900	0	347	(347)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		101,800	50	445	(395)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	110,700,000	501	(58)	559
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		$61,300	(8,310)	1,099	(9,409)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		14,800	(1,686)	(347)	(1,339)
Receive	6-Month EUR-EURIBOR	2.000%	09/21/2016	BRC	EUR	38,400	(766)	42	(808)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	11,220,000	7,407	3,208	4,199
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		2,860,000	1,888	779	1,109
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	7,782	(269)	8,051
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		2,390,000	2,739	(97)	2,836
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	139,800	358	45	313
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		218,700	561	(240)	801
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		195,800	30	7	23
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		72,500	209	32	177
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		64,900	187	36	151
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		803,400	2,318	609	1,709
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		55,900	(32)	(62)	30
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		44,100	(25)	(44)	19
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		100,200	170	(204)	374
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		49,700	84	(223)	307
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		99,300	(37)	38	(75)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		213,600	860	78	782
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		58,900	237	37	200

							$15,145	$6,045	$9,100

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$16,400	$676	$248
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	24,600	1,013	373

							$1,689	$621

(j)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$18,400	$0	$(38)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	18,400	0	(32)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	9,300	0	(19)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	9,300	0	(16)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	99,700	878	(39)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,800	40	(3)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	47,000	0	(208)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	47,000	0	(166)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	176,300	1,396	(70)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	40,400	411	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	18,700	168	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,400	330	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	26,000	270	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,500	266	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	28,600	271	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	24,800	243	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	28,900	320	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	74,200	675	(232)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	111,400	1,014	(348)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	0

							$6,436	$(1,179)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$(27)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	(34)

						$152	$(61)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,910	02/2012	CBK	$170	$0	$170
Sell		257,408	02/2012	GST	0	(8,856)	(8,856)
Sell		11,526	02/2012	JPM	0	(348)	(348)
Sell		12,414	02/2012	MSC	0	(210)	(210)
Buy	BRL	1,980	01/2012	MSC	34	0	34
Sell		1,980	01/2012	MSC	0	(6)	(6)
Buy		1,980	01/2012	UAG	6	0	6
Sell		1,980	01/2012	UAG	44	0	44
Sell		3,468	02/2012	JPM	79	0	79
Buy		1,980	03/2012	UAG	0	(45)	(45)
Buy	CAD	3,591	01/2012	CBK	0	(2)	(2)
Buy		817	02/2012	BRC	16	0	16
Sell		67,571	02/2012	DUB	0	(133)	(133)
Buy		310	02/2012	JPM	0	0	0
Sell		11,837	02/2012	MSC	0	(124)	(124)
Sell		7,489	02/2012	RBC	2	(36)	(34)
Buy	CHF	721	03/2012	BRC	0	(10)	(10)
Buy	CLP	31,472	03/2012	UAG	2	0	2
Buy	CNY	12,179	06/2012	BRC	0	(16)	(16)
Sell		50,721	06/2012	BRC	0	(31)	(31)
Buy		150,275	06/2012	CBK	84	(65)	19
Sell		251,013	06/2012	CBK	0	(180)	(180)
Buy		33,600	06/2012	DUB	13	0	13
Sell		225,512	06/2012	DUB	0	(147)	(147)
Sell		92,172	06/2012	FBL	0	(49)	(49)
Buy		50,437	06/2012	GST	35	0	35
Sell		115,644	06/2012	GST	0	(49)	(49)
Buy		50,000	06/2012	HUS	37	0	37
Sell		29,740	06/2012	HUS	0	(14)	(14)
Buy		328,744	06/2012	JPM	158	(261)	(103)
Sell		121,743	06/2012	JPM	0	(33)	(33)
Sell		32,653	06/2012	MSC	0	(14)	(14)
Buy		45,317	06/2012	UAG	40	(7)	33
Sell		239,272	06/2012	UAG	0	(107)	(107)
Sell		88,048	10/2012	HUS	0	(7)	(7)
Sell		68,587	10/2012	JPM	0	(59)	(59)
Buy		148,890	10/2012	UAG	0	(72)	(72)
Buy		62,000	08/2013	DUB	0	(246)	(246)
Buy		44,000	08/2013	RYL	0	(146)	(146)
Buy		48,000	08/2013	UAG	0	(175)	(175)
Buy		20,257	04/2014	BRC	0	(195)	(195)

Buy		42,376	04/2014	CBK	0	(402)	(402)
Buy		15,530	04/2014	GST	0	(148)	(148)
Buy		13,509	04/2014	HUS	0	(130)	(130)
Buy		27,025	04/2014	JPM	0	(256)	(256)
Buy		45,887	04/2014	RYL	0	(415)	(415)
Buy		27,005	04/2014	UAG	0	(260)	(260)
Buy		8,289	09/2015	BOA	0	(77)	(77)
Buy		25,039	09/2015	BRC	0	(275)	(275)
Buy		97,612	09/2015	CBK	0	(1,159)	(1,159)
Buy		23,610	09/2015	JPM	0	(282)	(282)
Buy		7,998	09/2015	MSC	0	(72)	(72)
Buy	DKK	24,481	03/2012	HUS	0	(142)	(142)
Buy	EUR	243,231	01/2012	BRC	0	(3,015)	(3,015)
Sell		32,954	01/2012	BRC	230	0	230
Buy		512,383	01/2012	CBK	0	(6,274)	(6,274)
Sell		18,039	01/2012	CBK	117	0	117
Sell		10,224	01/2012	DUB	161	0	161
Buy		12,466	01/2012	FBL	0	(1,022)	(1,022)
Buy		119,629	01/2012	GST	189	(242)	(53)
Buy		8,722	01/2012	HUS	59	0	59
Buy		181,439	01/2012	JPM	0	(5,047)	(5,047)
Sell		572,534	01/2012	JPM	23,349	0	23,349
Buy		8,722	01/2012	MSC	52	0	52
Sell		27,516	01/2012	RBC	1,158	0	1,158
Buy		231,259	01/2012	UAG	0	(3,804)	(3,804)
Sell		624,537	01/2012	UAG	25,183	0	25,183
Sell		242,958	02/2012	BRC	3,026	0	3,026
Buy		24,671	02/2012	CBK	0	(134)	(134)
Sell		506,127	02/2012	CBK	6,096	0	6,096
Buy		7,000	02/2012	GST	0	(98)	(98)
Sell		114,347	02/2012	GST	0	(186)	(186)
Sell		75,033	02/2012	JPM	776	0	776
Sell		28,898	02/2012	MSC	418	0	418
Buy		5,459	02/2012	UAG	0	(38)	(38)
Sell		211,678	02/2012	UAG	2,095	0	2,095
Sell		8,430	03/2012	BRC	260	0	260
Sell		23,459	03/2012	CBK	728	0	728
Buy		7,853	03/2012	JPM	0	(349)	(349)
Buy		23,144	03/2012	UAG	0	(909)	(909)
Buy	GBP	1,711	03/2012	BRC	0	(30)	(30)
Sell		59,732	03/2012	BRC	673	(6)	667
Sell		158,489	03/2012	DUB	1,280	0	1,280
Buy		4,347	03/2012	GST	0	(48)	(48)
Sell		57,450	03/2012	JPM	938	0	938
Sell		76,846	03/2012	UAG	1,186	0	1,186
Buy	HKD	87,375	02/2012	BRC	2	0	2
Buy		21,400	02/2012	CBK	9	0	9
Buy		78,700	02/2012	FBL	32	0	32
Buy		56,909	02/2012	JPM	5	0	5
Buy		73,200	02/2012	UAG	14	0	14
Buy	IDR	26,000,000	01/2012	CBK	0	(54)	(54)
Buy		48,317,600	01/2012	JPM	0	(180)	(180)
Sell		74,156,690	01/2012	UAG	233	0	233
Sell	INR	213,625	07/2012	DUB	553	0	553
Buy		205,983	07/2012	JPM	0	(313)	(313)
Buy	JPY	920,657	01/2012	BRC	99	0	99
Buy		359,681	01/2012	CBK	58	0	58
Sell		160,000	01/2012	CBK	3	0	3
Buy		5,277,972	01/2012	DUB	0	(167)	(167)
Buy		257,223	01/2012	JPM	44	0	44
Sell		594,645	01/2012	JPM	0	(88)	(88)
Sell		370,373	01/2012	MSC	18	0	18
Buy		360,686	01/2012	UAG	37	(14)	23
Sell		1,300,000	02/2012	CBK	7	(175)	(168)
Sell		10,597,149	02/2012	MSC	182	0	182
Sell		1,960,000	02/2012	RBC	34	0	34
Sell		1,280,409	03/2012	BRC	0	(204)	(204)
Sell		654,650	03/2012	CBK	0	(108)	(108)
Sell		1,284,941	03/2012	JPM	0	(205)	(205)
Sell	KRW	39,437,700	02/2012	MSC	1,214	0	1,214
Buy		53,751,551	02/2012	UAG	0	(1,586)	(1,586)
Sell		14,317,502	02/2012	UAG	271	0	271
Buy	MXN	15,212	03/2012	BRC	1	(2)	(1)
Sell		526,796	03/2012	CBK	1,069	0	1,069
Buy		23,410	03/2012	HUS	3	0	3
Sell		40,777	03/2012	HUS	146	0	146
Sell		140,758	03/2012	JPM	256	0	256
Sell		190,411	03/2012	MSC	321	0	321
Sell		121,471	03/2012	UAG	452	0	452
Sell	MYR	17,130	04/2012	CBK	203	0	203
Buy		17,553	04/2012	UAG	0	(272)	(272)
Sell	NOK	7,490	03/2012	BRC	43	0	43
Sell	NZD	117,080	02/2012	CBK	0	(3,188)	(3,188)
Sell	PHP	837,879	03/2012	BRC	491	0	491
Buy		252,700	03/2012	CBK	0	(61)	(61)
Sell		238,013	03/2012	CBK	149	0	149

Buy		821,394	03/2012	JPM	0	(177)	(177)
Sell	PLN	805	02/2012	CBK	29	0	29
Sell	SGD	48	02/2012	CBK	0	0	0
Buy	TWD	92,332	01/2012	BRC	0	(175)	(175)
Sell		160,284	01/2012	BRC	406	0	406
Sell		130,409	01/2012	CBK	156	0	156
Buy		60,000	01/2012	GST	0	(110)	(110)
Buy		70,000	01/2012	HUS	0	(128)	(128)
Buy		70,000	01/2012	JPM	0	(126)	(126)

					$75,234	$(43,796)	$31,438

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$33,039	$0	$33,039
Mortgage-Backed Securities	0	13,215	0	13,215
Sovereign Issues	0	3,447	0	3,447
Canada
Asset-Backed Securities	0	98	0	98
Corporate Bonds & Notes	0	34,563	0	34,563
Sovereign Issues	0	51,443	0	51,443
Cayman Islands
Asset-Backed Securities	0	18,471	8,953	27,424
Corporate Bonds & Notes	0	12,248	0	12,248
Chile
Corporate Bonds & Notes	0	6,882	0	6,882
Denmark
Corporate Bonds & Notes	0	2,501	0	2,501
France
Asset-Backed Securities	0	90	0	90
Corporate Bonds & Notes	0	193,432	0	193,432
Germany
Asset-Backed Securities	0	21	0	21
Bank Loan Obligations	0	10,063	0	10,063
Corporate Bonds & Notes	0	302,689	0	302,689
Sovereign Issues	0	397,692	0	397,692
India
Corporate Bonds & Notes	0	1,710	0	1,710
Ireland
Asset-Backed Securities	0	7,445	0	7,445
Corporate Bonds & Notes	0	33,684	0	33,684
Mortgage-Backed Securities	0	5,354	0	5,354
Italy
Corporate Bonds & Notes	0	14,014	0	14,014
Mortgage-Backed Securities	0	23	0	23
Japan
Sovereign Issues	0	14,569	0	14,569
Jersey, Channel Islands
Asset-Backed Securities	0	0	911	911
Luxembourg
Asset-Backed Securities	0	6,138	0	6,138
Bank Loan Obligations	0	1,787	0	1,787
Corporate Bonds & Notes	0	14,005	0	14,005
Mexico
Sovereign Issues	0	64,979	0	64,979
Netherlands
Asset-Backed Securities	0	13,195	0	13,195
Corporate Bonds & Notes	0	132,299	1,730	134,029
Mortgage-Backed Securities	0	2,161	0	2,161
Sovereign Issues	0	8,351	0	8,351
New Zealand
Sovereign Issues	0	104,769	0	104,769
Norway
Corporate Bonds & Notes	0	21,765	0	21,765
South Korea
Sovereign Issues	0	5,631	0	5,631
Spain
Sovereign Issues	0	79,901	0	79,901
Supranational
Corporate Bonds & Notes	0	93,317	0	93,317
Switzerland
Corporate Bonds & Notes	0	4,318	0	4,318
United Kingdom
Corporate Bonds & Notes	0	203,570	0	203,570
Mortgage-Backed Securities	0	86,190	0	86,190
Sovereign Issues	0	412,725	0	412,725
United States
Asset-Backed Securities	0	54,004	0	54,004
Bank Loan Obligations	0	16,163	0	16,163
Corporate Bonds & Notes	0	307,032	0	307,032

Mortgage-Backed Securities	0	204,630	16,755	221,385
Municipal Bonds & Notes	0	64,942	0	64,942
Preferred Securities	405	0	4,807	5,212
U.S. Government Agencies	0	1,081,274	91,623	1,172,897
U.S. Treasury Obligations	0	16,897	0	16,897
Short-Term Instruments
Certificates of Deposit	0	18,865	0	18,865
Repurchase Agreements	0	18,222	0	18,222
Japan Treasury Bills	0	221,871	0	221,871
U.S. Treasury Bills	0	63,981	0	63,981
PIMCO Short-Term Floating NAV Portfolio	163,619	0	0	163,619
Purchased Options
Interest Rate Contracts	0	621	0	621
	$164,024	$4,480,296	$124,779	$4,769,099

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,426	0	3,426
Foreign Exchange Contracts	0	75,234	0	75,234
Interest Rate Contracts	28,865	21,638	0	50,503
	$28,865	$100,298	$0	$129,163

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,886)	0	(6,886)
Foreign Exchange Contracts	0	(51,760)	0	(51,760)
Interest Rate Contracts	(3)	(25,320)	(61)	(25,384)

	$(3)	$(83,966)	$(61)	$(84,030)

Totals	$192,886	$4,496,628	$124,718	$4,814,232

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$15,363	$1,810	$(1,733)	$85	$33	$(158)	$0	$(6,447)	$8,953	$(169)
India
Corporate Bonds & Notes	3,480	0	(1,674)	0	(26)	(70)	0	(1,710)	0	0
Jersey, Channel Islands
Asset-Backed Securities	0	0	0	0	0	0	911	0	911	0
Luxembourg
Asset-Backed Securities	3,841	0	0	13	0	(400)	0	(3,454)	0	0
Netherlands
Corporate Bonds & Notes	5,504	0	(3,681)	44	230	(367)	0	0	1,730	(233)
Spain
Sovereign Issues	51,597	0	(51,701)	1	0	103	0	0	0	0
United Kingdom
Corporate Bonds & Notes	19,577	0	0	4	0	(5,056)	0	(14,525)	0	0
United States
Mortgage-Backed Securities	0	17,481	(328)	14	42	(454)	0	0	16,755	(454)
Preferred Securities	4,861	0	0	0	0	(54)	0	0	4,807	(54)
U.S. Government Agencies	106,951	0	(15,407)	0	28	51	0	0	91,623	44

	211,174	19,291	(74,524)	161	307	(6,405)	911	(26,136)	124,779	(866)
Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(1,181)	$0	$0	$0	$656	$1,023	$0	$(559)	$(61)	$34

Totals	$209,993	$19,291	$(74,524)	$161	$963	$(5,382)	$911	$(26,695)	$124,718	$(832)

(1)	See note 2 in the supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Total Return Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
Springleaf Finance Corp.
5.500% due 05/10/2017		$14,600	$12,743

Total Bank Loan Obligations (Cost $14,534)			12,743

CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 12.8%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		3,800	3,462
Ally Financial, Inc.
8.000% due 11/01/2031		4,000	3,784
American Express Co.
6.150% due 08/28/2017		2,100	2,405
7.000% due 03/19/2018		800	968
Banco do Brasil S.A.
3.359% due 07/02/2014		4,700	4,696
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	780
Banco Santander Chile
2.006% due 01/19/2016		3,500	3,255
Bank of America Corp.
6.000% due 09/01/2017		370	362
Barclays Bank PLC
5.000% due 09/22/2016 (f)		5,500	5,703
10.000% due 05/21/2021	GBP	1,209	1,984
10.179% due 06/12/2021		$3,000	3,186
14.000% due 11/29/2049	GBP	1,000	1,763
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	1,970
6.500% due 03/10/2021		4,100	3,972
Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	280
7.250% due 02/01/2018		2,000	2,347
BPCE S.A.
2.375% due 10/04/2013		1,300	1,260
5.250% due 07/29/2049	EUR	2,000	1,486
Capital One Capital V
10.250% due 08/15/2039		$7,100	7,411
Citigroup, Inc.
1.564% due 06/28/2013	EUR	7,900	9,826
4.750% due 02/10/2019		2,000	2,089
6.125% due 11/21/2017		$3,600	3,848
Credit Suisse AG
1.147% due 05/29/2049		4,100	2,727
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		3,800	3,830
Dexia Credit Local
0.927% due 03/05/2013		23,400	22,158
European Investment Bank
3.625% due 01/15/2021	EUR	100	136
4.625% due 04/15/2020		600	878
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		$200	218
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	651
Goldman Sachs Group, Inc.
1.817% due 05/23/2016		2,300	2,488
1.884% due 02/04/2013		500	621
6.125% due 02/14/2017	GBP	300	476
6.375% due 05/02/2018	EUR	400	534
ICICI Bank Ltd.
5.500% due 03/25/2015		$5,000	5,006
5.750% due 11/16/2020		4,600	4,255
ING Bank NV
1.940% due 06/09/2014		5,000	4,792
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	5,300	6,702
7.900% due 04/29/2049		$2,200	2,350
JPMorgan Chase Capital XXI
1.379% due 01/15/2087		3,300	2,360
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	5,100	6,749
LeasePlan Corp. NV
3.125% due 02/10/2012		100	130
Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017 ^		$900	234

Lloyds TSB Bank PLC
4.875% due 01/21/2016		3,800	3,707
Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,072
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,230
Merrill Lynch & Co., Inc.
1.751% due 08/09/2013	EUR	7,900	9,416
1.777% due 05/30/2014		1,900	2,129
6.875% due 04/25/2018		$8,700	8,586
MetLife of Connecticut Institutional Funding Ltd.
2.030% due 02/05/2016	EUR	300	368
Morgan Stanley
7.300% due 05/13/2019		$100	102
National Bank of Canada
2.200% due 10/19/2016		900	909
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,272
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,043
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,066
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	962
Qatari Diar Finance QSC
5.000% due 07/21/2020		8,800	9,416
Regions Bank
7.500% due 05/15/2018		15,500	15,500
Royal Bank of Scotland Group PLC
2.001% due 03/30/2015 (l)	CAD	5,700	4,201
4.875% due 08/25/2014		$200	196
4.875% due 01/20/2017	EUR	2,600	3,186
6.625% due 09/17/2018	GBP	6,900	11,028
6.990% due 10/29/2049		$17,000	10,731
SLM Corp.
6.250% due 01/25/2016		1,100	1,071
8.450% due 06/15/2018		100	104
SLM Corp. CPI Linked Bond
5.514% due 01/31/2014		900	852
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	922
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	10,333
6.900% due 12/15/2017		$175	127
State Bank of India
4.500% due 07/27/2015		4,800	4,752
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,134	5,242
Temasek Financial I Ltd.
4.300% due 10/25/2019		1,000	1,078
UBS AG
1.425% due 01/28/2014		1,000	974
5.750% due 04/25/2018		400	415

			262,122

INDUSTRIALS 6.4%
Alcoa, Inc.
6.150% due 08/15/2020		4,500	4,682
Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,586
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		4,400	4,748
5.375% due 01/15/2020 (f)		4,400	5,167
BMW Finance NV
5.250% due 05/21/2012		2,800	2,848
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		6,900	7,200
7.250% due 07/29/2019		4,700	5,585
Codelco, Inc.
7.500% due 01/15/2019		300	383
CSN Islands XI Corp.
6.875% due 09/21/2019		1,100	1,168
CSN Resources S.A.
6.500% due 07/21/2020		2,900	3,045
Dell, Inc.
5.650% due 04/15/2018		1,600	1,856
DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,326
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,200	1,220
7.343% due 04/11/2013		100	105
8.146% due 04/11/2018		600	678
8.625% due 04/28/2034		3,300	3,902

Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		5,000	5,338
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,496
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,421
HCA, Inc.
7.875% due 02/15/2020		2,800	3,038
Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,116
6.750% due 01/29/2020		27,400	23,838
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,249
Novatek Finance Ltd.
5.326% due 02/03/2016		1,600	1,620
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,466	11,867
Oracle Corp.
5.750% due 04/15/2018		2,700	3,280
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	334
Petrobras International Finance Co.
5.875% due 03/01/2018		$2,300	2,528
8.375% due 12/10/2018		2,400	2,940
Petroleos Mexicanos
6.000% due 03/05/2020		3,700	4,127
8.000% due 05/03/2019		1,100	1,378
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,254
Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,740
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,738
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,429

			130,230

UTILITIES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,046
7.700% due 08/07/2013		2,500	2,695
8.700% due 08/07/2018		300	363
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,800	6,612
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		8,500	9,051
EDF S.A.
5.500% due 01/26/2014		300	321
6.500% due 01/26/2019		300	340
Public Service Electric & Gas Co.
5.300% due 05/01/2018		1,100	1,304
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	202
4.750% due 02/16/2021		500	506
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		700	752
TNK-BP Finance S.A.
7.250% due 02/02/2020		2,500	2,600
7.500% due 07/18/2016		2,300	2,432

			33,224

Total Corporate Bonds & Notes (Cost $436,496)			425,576

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		2,000	2,010

INDUSTRIALS 0.2%
Bristol-Myers Squibb Co.
0.046% due 09/15/2023		3,200	3,126

Total Convertible Bonds & Notes (Cost $4,886)			5,136

MUNICIPAL BONDS & NOTES 4.1%
ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046		2,600	1,799

CALIFORNIA 1.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,542
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,590
6.907% due 10/01/2050	1,600	2,085
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,287
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	120
7.550% due 04/01/2039	100	122
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	4,325
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,271
Los Angeles CA Wastewater System Revenue, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,487
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,080
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,600	2,096
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,490
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,100
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	214
7.021% due 08/01/2040	500	535
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,752
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	600	610

		29,811

ILLINOIS 1.7%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,316
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	111
6.899% due 12/01/2040	1,600	1,868
Illinois State General Obligation Bonds, (BABs), Series 2010
5.663% due 02/01/2022	30,000	31,101
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	536

		34,932

NEW JERSEY 0.1%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	79
5.000% due 06/01/2041	1,900	1,371

		1,450

NEW YORK 0.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,261
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,779
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,817

		4,857

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,889
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	7,800	5,608

		10,497

Total Municipal Bonds & Notes (Cost $74,670)		83,346

U.S. GOVERNMENT AGENCIES 46.5%
Fannie Mae
0.644% due 07/25/2037	8,743	8,731
0.674% due 07/25/2037	8,813	8,806
0.694% due 09/25/2035	8,644	8,544
0.704% due 09/25/2035	15,464	15,289
0.744% due 09/25/2035	4,881	4,862

1.014% due 06/25/2037		19,181	19,272
1.034% due 03/25/2040		15,498	15,625
1.747% due 07/01/2035		911	936
1.924% due 03/01/2034		778	815
2.400% due 12/01/2034		939	970
3.000% due 02/01/2027		28,000	28,836
3.500% due 01/01/2027 - 07/25/2031		32,791	33,365
3.820% due 09/01/2021		4,910	5,298
4.000% due 09/01/2013 - 02/01/2042		344,233	361,915
4.500% due 04/01/2018 - 01/01/2042		47,476	50,599
5.000% due 07/01/2032 - 01/01/2042		121,129	131,070
5.500% due 09/01/2034 - 01/01/2042		114,101	124,292
6.000% due 05/01/2036 - 01/01/2042		33,407	36,838
6.500% due 09/01/2036		1,406	1,601
Freddie Mac
0.888% due 07/15/2037		2,347	2,353
0.948% due 08/15/2037		2,288	2,296
0.988% due 10/15/2037		8,193	8,230
4.000% due 12/15/2040 - 07/15/2041		59,961	61,932
4.875% due 06/13/2018 (g)		1,400	1,690
5.500% due 01/01/2042		9,000	9,766
6.500% due 05/01/2035		1,924	2,205
Small Business Administration
5.490% due 03/01/2028		338	379
6.020% due 08/01/2028		3,608	4,126

Total U.S. Government Agencies (Cost $928,361)			950,641

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (e)(g)(h)		50,375	53,913
2.000% due 01/15/2026 (f)		5,019	6,173
2.375% due 01/15/2025 (e)(h)		20,779	26,429
2.375% due 01/15/2027 (g)		32,335	41,788
2.500% due 01/15/2029 (e)(h)		36,922	49,311
3.625% due 04/15/2028 (g)		5,459	8,116
U.S. Treasury Notes
0.875% due 12/31/2016 (a)		18,017	18,057
1.375% due 12/31/2018 (a)		100,000	100,203
2.000% due 11/15/2021		300	303
2.125% due 08/15/2021		7,400	7,587
2.625% due 08/15/2020 (e)(g)(h)		16,200	17,472
3.125% due 05/15/2021		2,100	2,344
3.500% due 05/15/2020		12,500	14,377
3.625% due 02/15/2021 (e)(g)(h)		45,200	52,467

Total U.S. Treasury Obligations (Cost $395,328)			398,540

MORTGAGE-BACKED SECURITIES 10.7%
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	1,889	2,438
2.859% due 05/16/2047		8,100	10,404
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		$1,242	1,125
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.622% due 06/10/2049		7,100	7,645
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038		3,400	3,748
Chase Mortgage Finance Corp.
5.890% due 09/25/2036		4,750	4,058
Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		11,900	13,103
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,481	4,284
European Loan Conduit
1.612% due 05/15/2019	EUR	495	523
Extended Stay America Trust
2.951% due 11/05/2027		$15,288	15,367
First Horizon Asset Securities, Inc.
2.762% due 05/25/2034		209	186
Granite Master Issuer PLC
0.385% due 12/20/2054		3,326	3,180
0.892% due 12/20/2054	GBP	3,367	4,953
Granite Mortgages PLC
1.354% due 01/20/2044		522	774
1.450% due 09/20/2044		2,642	3,915
1.697% due 09/20/2044	EUR	329	409
1.959% due 01/20/2044		331	413
GS Mortgage Securities Corp.
1.317% due 03/06/2020		$21,200	21,014
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	4,000	5,161
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		$5,690	3,094

JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		6,516	7,185
5.440% due 06/12/2047		2,300	2,475
5.447% due 06/12/2047		6,173	6,499
JPMorgan Mortgage Trust
5.137% due 07/27/2037		1,881	1,492
5.319% due 07/25/2035		6,204	5,978
5.535% due 04/25/2036		23,355	18,342
5.750% due 01/25/2036		220	202
Merrill Lynch Mortgage Trust
5.621% due 05/12/2039		1,160	1,193
Morgan Stanley Re-REMIC Trust
5.790% due 08/12/2045		600	675
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,053	881
RBSSP Resecuritization Trust
0.544% due 02/26/2037		7,857	6,514
Sequoia Mortgage Trust
5.352% due 09/20/2046		2,737	2,078
Structured Asset Securities Corp.
5.500% due 09/25/2035		3,400	2,912
Thornburg Mortgage Securities Trust
1.744% due 03/25/2044		2,972	2,522
2.117% due 12/25/2044		3,624	3,332
Titan Europe PLC
1.262% due 10/23/2016	GBP	18,926	25,351
WaMu Mortgage Pass-Through Certificates
2.479% due 01/25/2035		$1,671	1,521
5.278% due 06/25/2037		2,697	1,852
Wells Fargo Mortgage-Backed Securities Trust
2.696% due 04/25/2036		23,977	18,493
2.704% due 06/25/2035		2,346	2,186
2.710% due 12/25/2034		383	361

Total Mortgage-Backed Securities (Cost $220,716)			217,838

ASSET-BACKED SECURITIES 12.4%
Access Group, Inc.
1.718% due 10/27/2025		2,469	2,481
Centurion CDO Ltd.
0.799% due 01/30/2016		14,720	13,832
Chase Issuance Trust
2.046% due 09/15/2015		5,400	5,530
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033		1,064	870
Citibank Omni Master Trust
2.378% due 05/16/2016		7,900	7,949
3.028% due 08/15/2018		28,800	30,232
Duane Street CLO
0.688% due 11/08/2017		55,311	53,063
GSC Partners CDO Fund Ltd.
0.869% due 12/16/2015		168	164
GSC Partners Gemini Fund Ltd.
1.041% due 10/10/2014		1,088	1,057
GSPA Monetization Trust
6.422% due 10/09/2029		138	123
Gulf Stream Compass CLO Ltd.
1.042% due 08/27/2015		2,146	2,117
Hillmark Funding
0.729% due 05/21/2021		5,000	4,568
HSBC Home Equity Loan Trust
0.435% due 03/20/2036		7,745	7,162
IXIS Real Estate Capital Trust
0.634% due 02/25/2036		2,196	1,896
Penta CLO S.A.
1.917% due 06/04/2024	EUR	1,452	1,671
Sagamore CLO Ltd.
0.943% due 10/15/2015		$2,536	2,479
SLC Student Loan Trust
4.750% due 06/15/2033		4,616	4,519
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	18,856	22,233
1.918% due 04/25/2023		$5,053	5,176
3.500% due 08/17/2043		47,777	47,105
3.528% due 05/16/2044		5,492	5,606
4.500% due 11/16/2043		3,437	3,263
South Carolina Student Loan Corp.
1.277% due 03/02/2020		3,100	3,084
1.527% due 09/03/2024		1,400	1,389
Venture CDO Ltd.
0.636% due 07/22/2021		20,500	18,766
Wind River CLO Ltd.
0.889% due 12/19/2016		7,326	6,970

Total Asset-Backed Securities (Cost $259,423)			253,305

SOVEREIGN ISSUES 6.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,041
5.500% due 07/12/2020		$5,800	6,300
6.369% due 06/16/2018		7,000	7,899
Canada Housing Trust No. 1
3.350% due 12/15/2020	CAD	14,600	15,498
3.800% due 06/15/2021		2,600	2,855
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	9,600	7,400
4.000% due 01/29/2021		$6,400	6,206
4.125% due 09/09/2015		5,900	6,080
5.875% due 01/14/2015		3,000	3,233
Indonesia Government International Bond
7.500% due 01/15/2016		6,600	7,672
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,200	1,245
Mexico Government International Bond
6.000% due 06/18/2015	MXN	241,000	17,729
6.050% due 01/11/2040		$800	982
Province of British Columbia Canada
4.300% due 06/18/2042	CAD	400	463
Province of Ontario Canada
3.150% due 06/02/2022		1,300	1,303
4.000% due 06/02/2021		13,100	14,136
4.200% due 03/08/2018		1,200	1,319
4.200% due 06/02/2020		3,300	3,617
4.300% due 03/08/2017		2,400	2,638
4.400% due 06/02/2019		4,300	4,786
4.400% due 04/14/2020		$7,200	8,215
4.600% due 06/02/2039	CAD	2,700	3,201
5.500% due 06/02/2018		1,200	1,409
Province of Quebec Canada
2.750% due 08/25/2021		$8,800	8,805
4.250% due 12/01/2021	CAD	500	546
4.500% due 12/01/2016		200	221
4.500% due 12/01/2017		300	334
Russia Government International Bond
3.625% due 04/29/2015		$800	806
United Kingdom Gilt
4.250% due 09/07/2039	GBP	100	191
4.250% due 12/07/2040		200	382

Total Sovereign Issues (Cost $134,788)			137,512

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Farm Credit Bank
10.000% due 12/31/2049		7,400	8,663

Total Preferred Securities (Cost $7,622)			8,663

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bradesco S.A.
1.950% due 01/24/2013		$3,700	3,729
Banco do Brasil S.A.
0.000% due 02/15/2012		25,200	25,153
Intesa Sanpaolo SpA
2.375% due 12/21/2012		10,000	9,305
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		3,000	2,999

			41,186

COMMERCIAL PAPER 1.0%
Vodafone Group PLC
0.880% due 01/19/2012		19,100	19,093

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	2,921	2,921

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $2,982. Repurchase proceeds are $2,921.)
U.S. TREASURY BILLS 0.3%
0.038% due 01/19/2012 - 10/18/2012 (b)(e)	5,550	5,549

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.4%
	21,271,950	213,017

Total Short-Term Instruments (Cost $282,436)		281,766

PURCHASED OPTIONS (j) 0.3%
(Cost $4,088)		5,854
Total Investments 136.1% (Cost $2,763,348)		$2,780,920
Written Options (k) (0.1%) (Premiums $17,066)		(2,741)
Other Assets and Liabilities (Net) (36.0%)		(734,936)

Net Assets 100.0%		$2,043,243

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $33,712 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $329,926 at a weighted average interest rate of 0.246%. On December 31, 2011, securities valued at $12,713 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $28,385 and cash of $13,180 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	125	$6
90-Day Eurodollar June Futures	Long	06/2012	485	36
90-Day Eurodollar June Futures	Long	06/2013	1,060	25
90-Day Eurodollar March Futures	Long	03/2013	1,300	37
90-Day Eurodollar September Futures	Long	09/2013	299	7
E-mini S&P 500 Index March Futures	Long	03/2012	110	270
S&P 500 Index March Futures	Short	03/2012	1,862	(10,863)
U.S. Treasury 5-Year Note March Futures	Long	03/2012	147	36
U.S. Treasury 10-Year Note March Futures	Long	03/2012	4	1
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	120	169

				$(10,276)

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $5,614 and cash of $5,353 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Depreciation
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	$498,000	$4,497	$(4,372)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041		$18,300	$(5,597)	$(1,800)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	4,700	201	117
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		28,200	1,153	829
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		19,800	1,399	219

						$(2,844)	$(635)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	4.441%	$10,000	$(1,226)	$(353)	$(873)
American International Group, Inc.	CBK	1.000%	03/20/2016	4.441%	9,900	(1,213)	(354)	(859)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%	20,100	236	422	(186)
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	1.640%	500	(13)	(6)	(7)
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.724%	14,600	(462)	(106)	(356)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	5,000	(101)	(10)	(91)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	1,000	(13)	(16)	3
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.476%	8,700	(175)	(15)	(160)
Brazil Government International Bond	DUB	1.000%	03/20/2016	1.422%	24,400	(408)	(82)	(326)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.476%	5,400	(108)	(13)	(95)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.350%	1,900	(23)	(24)	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	2,300	(28)	(23)	(5)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	2,600	(32)	(27)	(5)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)

China Government International Bond	BOA	1.000%	06/20/2015	1.149%		3,100	(14)	52	(66)
China Government International Bond	BPS	1.000%	03/20/2016	1.290%		300	(3)	4	(7)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%		700	(8)	8	(16)
China Government International Bond	BRC	1.000%	06/20/2016	1.350%		26,200	(381)	340	(721)
China Government International Bond	CBK	1.000%	06/20/2015	1.149%		700	(4)	11	(15)
China Government International Bond	RYL	1.000%	06/20/2015	1.149%		1,400	(6)	24	(30)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.563%	EUR	1,500	(186)	50	(236)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.563%		6,000	(746)	187	(933)
Credit Agricole S.A.	HUS	3.000%	06/20/2016	5.563%		10,000	(1,242)	319	(1,561)
Credit Agricole S.A.	JPM	3.000%	06/20/2016	5.563%		20,000	(2,484)	665	(3,149)
France Government Bond	FBF	0.250%	03/20/2016	2.031%		$28,400	(1,994)	(874)	(1,120)
France Government Bond	HUS	0.250%	09/20/2016	2.128%		700	(57)	(27)	(30)
France Government Bond	RYL	0.250%	12/20/2015	1.997%		1,300	(85)	(26)	(59)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%		6,800	(335)	(135)	(200)
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.124%		10,500	811	374	437
Germany Government Bond	BOA	0.250%	09/20/2016	0.956%		16,600	(531)	(298)	(233)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%		2,000	(77)	(34)	(43)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.725%		600	(15)	(14)	(1)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%		3,300	(363)	(224)	(139)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.447%		5,500	(604)	(380)	(224)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%		3,100	(341)	(212)	(129)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%		300	(22)	(9)	(13)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%		300	(22)	(9)	(13)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%		400	(29)	(12)	(17)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	4.586%		1,600	(204)	(34)	(170)
MetLife, Inc.	BOA	1.000%	09/20/2015	3.006%		8,000	(547)	(525)	(22)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%		12,400	(848)	(735)	(113)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.281%		300	(3)	(4)	1
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%		1,600	(8)	(36)	28
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.362%		17,400	(250)	(84)	(166)
Mexico Government International Bond	CBK	1.000%	03/20/2015	1.173%		1,600	(8)	(37)	29
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.281%		800	(8)	(12)	4
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.173%		900	(5)	(21)	16
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%		5,700	(81)	(27)	(54)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.281%		1,900	(18)	(22)	4
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.281%		400	(4)	(6)	2
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.598%		13,900	(947)	(272)	(675)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.859%		4,000	(545)	(149)	(396)
Republic of Italy Government Bond	CBK	1.000%	03/20/2016	4.859%		22,800	(3,107)	(812)	(2,295)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%		1,500	(214)	(30)	(184)
Republic of Italy Government Bond	RYL	1.000%	03/20/2016	4.859%		6,000	(817)	(216)	(601)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		500	(50)	(33)	(17)
Spain Government Bond	GST	1.000%	06/20/2016	3.736%		1,000	(106)	(60)	(46)
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.411%	EUR	6,100	(45)	(91)	46
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%		$7,300	43	126	(83)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%		1,000	7	19	(12)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%		5,000	42	115	(73)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%		2,400	25	28	(3)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%		200	1	3	(2)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		2,400	15	42	(27)

							$(19,992)	$(3,705)	$(16,287)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Depreciation
iTraxx CDX 17 Index	BRC	(1.000%)	12/20/2016	EUR	18,700	$1,831	$2,221	$(390)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	$1,100	$89	$144	$(55)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	21,900	1,758	2,833	(1,075)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	3,300	265	389	(124)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	8,500	683	1,131	(448)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	20,600	1,654	2,532	(878)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	10,500	843	1,367	(524)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	3,300	265	458	(193)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,500	385	477	(92)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	800	68	108	(40)
CDX.IG-9 5-Year Index 30-100%	BRC	0.750%	12/20/2012	482	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	2,315	31	0	31
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	7	0	7

					$6,052	$9,439	$(3,387)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		$25,100	$84	$(33)	$117
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS	BRL	1,400	6	0	6
Pay	1-Year BRL-CDI	10.830%	01/02/2012	BRC		500	4	1	3
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		3,800	42	2	40
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		5,000	3	(4)	7
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		16,700	12	(7)	19
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		1,700	3	0	3
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		21,100	145	(38)	183
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		4,100	35	0	35
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		8,900	146	1	145
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		6,700	102	(5)	107
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		20,100	337	5	332
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		22,800	384	25	359
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		42,800	691	66	625
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		15,700	254	0	254
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		10,500	179	(15)	194
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		3,800	49	4	45
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		3,400	43	4	39
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		6,200	110	10	100
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,600	128	25	103
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		2,600	50	7	43
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	448	88	360
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	3,141	(89)	3,230
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		36,700	809	85	724
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		3,200	72	11	61
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		98,300	1,967	148	1,819
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		100	2	0	2
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		24,500	583	0	583
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HUS		25,700	620	0	620
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		14,700	8	(43)	51
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		7,200	7	(14)	21
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,600	4	(1)	5
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		3,400	11	2	9
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		800	3	0	3
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		10,400	49	15	34
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		900	9	0	9
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		900	10	1	9
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		25,000	288	11	277
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		12,000	195	(1)	196
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		3,600	73	16	57
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		2,900	66	0	66
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	148	(1)	149
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		3,000	75	8	67
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		600	18	3	15
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		1,500	45	10	35
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		4,400	138	35	103
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BRC		$70,000	(20,676)	(12,827)	(7,849)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	BRC		8,600	(161)	77	(239)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	MYC		13,100	(246)	126	(372)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	600	(2)	(1)	(1)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		800	(2)	0	(2)
Pay	6-Month GBP-LIBOR	3.250%	06/20/2042	HUS	GBP	5,000	321	(35)	356
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	265,700	(151)	127	(278)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		62,300	(36)	24	(60)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		19,100	(11)	4	(15)

							$(9,369)	$(12,173)	$2,804

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLTR Index	3,437,041	1-Month USD-LIBOR plus a specified spread	$ 418,450	07/16/2012	BOA	$ 15,136
Pay	S&P 500 Index	230,745	1-Month USD-LIBOR plus a specified spread	481,203	07/16/2012	BOA	(16,897)
Receive	ERAUSLTR Index	2,667,280	1-Month USD-LIBOR plus a specified spread	332,057	02/29/2012	CBK	4,398
Receive	ERAUSLTR Index	376,726	1-Month USD-LIBOR plus a specified spread	46,900	05/31/2012	CBK	619
Receive	ERAUSLTR Index	7,480,486	1-Month USD-LIBOR plus a specified spread	910,727	01/13/2012	FCT	32,933
Pay	S&P 500 Index	436,644	1-Month USD-LIBOR plus a specified spread	910,594	01/13/2012	FCT	(31,973)
Receive	ERAUSLTR Index	2,107,155	1-Month USD-LIBOR plus a specified spread	262,325	08/31/2012	FCT	3,464

							$ 7,680

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.
(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$1,000,000	$3,738	$5,451
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	74,000	292	403

							$4,030	$5,854

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 02/01/2042	FBF	$89.000	02/06/2012	$130,000	$15	$0
Put - OTC Fannie Mae 4.000% due 02/01/2042	RYM	98.000	02/06/2012	200,000	23	0
Put - OTC Fannie Mae 4.500% due 02/01/2042	FBF	93.000	02/06/2012	81,500	10	0
Put - OTC Fannie Mae 5.500% due 02/01/2042	FBF	98.000	02/06/2012	85,000	10	0

					$58	$0

(k)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$ 99.000	03/19/2012	682	$543	$(54)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$2,000,000	$3,000	$(107)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	71,700	409	(97)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	148,000	296	(8)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	80,900	305	(44)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	487	(23)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,000	48	(3)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	17,200	77	(61)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	32,600	230	(183)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	306	(20)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	27,500	170	(11)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	178,800	477	(631)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	250,100	1,973	(99)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	72,900	686	(2)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	14,700	132	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	38,900	428	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	72,200	750	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,500	245	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	9,300	96	(47)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	50,300	527	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	55,100	540	(3)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	89,800	668	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,200	86	(47)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	34,200	846	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	39,400	549	(258)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	6,600	84	(43)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,400	286	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	54,300	752	(356)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	91,700	637	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,300	44	0

							$15,134	$(2,062)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$(152)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	(314)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	(45)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(65)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	(49)

						$1,389	$(625)

(l)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.001%	03/30/2015	06/22/2011	$5,120	$4,201	0.21%

(m)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2042	$6,000	$6,339	$(6,386)

(n)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	700	01/2012	FBL	$0	$(11)	$(11)
Sell		500	01/2012	HUS	0	(8)	(8)
Sell		2,500	02/2012	CBK	4	(24)	(20)
Sell		56	02/2012	UAG	0	(2)	(2)
Buy	BRL	16,318	01/2012	HUS	49	0	49
Sell		16,318	01/2012	HUS	9	(141)	(132)
Buy		15,673	01/2012	JPM	47	0	47
Sell		15,673	01/2012	JPM	0	(10)	(10)
Buy		38,643	01/2012	MSC	6	(966)	(960)
Sell		75,305	01/2012	MSC	7	(224)	(217)
Buy		2,690	01/2012	UAG	8	0	8
Sell		2,690	01/2012	UAG	20	(2)	18
Buy		15,673	03/2012	JPM	5	0	5
Buy	CAD	9,314	02/2012	BRC	71	0	71
Sell		9,076	02/2012	BRC	0	(32)	(32)
Sell		1,939	02/2012	CBK	0	(33)	(33)
Sell		19,584	02/2012	DUB	0	(163)	(163)
Sell		309	02/2012	GST	0	(3)	(3)
Sell		92	02/2012	JPM	0	(1)	(1)
Sell		1,515	02/2012	MSC	0	(12)	(12)
Sell		22,554	02/2012	RBC	6	(102)	(96)
Sell		11,095	02/2012	UAG	0	(70)	(70)
Buy	CNY	8,354	02/2012	HUS	19	0	19
Sell		130,180	02/2012	HUS	0	(194)	(194)
Buy		6,390	06/2012	BRC	4	0	4
Sell		1,281	06/2012	BRC	0	(1)	(1)
Buy		9,612	06/2012	CBK	8	0	8
Buy		15,950	06/2012	DUB	0	(20)	(20)
Sell		1,916	06/2012	FBL	0	(1)	(1)
Buy		47,275	06/2012	HUS	30	0	30
Sell		150,466	06/2012	HUS	53	0	53
Buy		42,902	06/2012	JPM	42	0	42
Sell		7,039	06/2012	JPM	0	(6)	(6)
Buy		7,017	06/2012	MSC	3	0	3
Buy		110,789	06/2012	RYL	112	0	112
Sell		3,845	06/2012	UAG	0	(4)	(4)
Buy		58,711	02/2013	CBK	0	(109)	(109)
Buy		80,000	02/2013	JPM	0	(86)	(86)
Buy		90,078	02/2013	RYL	0	(82)	(82)
Buy	EUR	12,622	01/2012	BRC	0	(970)	(970)
Sell		35,772	01/2012	BRC	2,641	0	2,641
Buy		33,620	01/2012	CBK	0	(401)	(401)
Sell		5,314	01/2012	CBK	47	0	47
Buy		621	01/2012	DUB	0	(45)	(45)
Sell		41,784	01/2012	DUB	2,952	0	2,952
Sell		76,398	01/2012	FBL	3,183	0	3,183
Sell		702	01/2012	GST	10	0	10
Buy		11,115	01/2012	JPM	0	(132)	(132)
Buy		19,333	01/2012	MSC	0	(1,921)	(1,921)
Sell		2,915	01/2012	MSC	42	0	42

Buy		244	01/2012	RBC	0	(10)	(10)
Sell		7,494	01/2012	RBC	325	0	325
Buy		37,794	01/2012	UAG	0	(369)	(369)
Sell		5,875	01/2012	UAG	118	0	118
Sell		33,620	02/2012	CBK	405	0	405
Sell		4,984	02/2012	JPM	52	0	52
Sell		37,794	02/2012	UAG	374	0	374
Sell	GBP	8,436	01/2012	BRC	128	0	128
Buy		468	01/2012	CBK	0	(1)	(1)
Sell		33,792	01/2012	GST	394	0	394
Buy		41,760	01/2012	RBC	0	(543)	(543)
Sell		41,760	02/2012	RBC	543	0	543
Sell	IDR	43,434,000	01/2012	BRC	120	0	120
Buy		18,000,000	01/2012	CBK	0	(37)	(37)
Buy		33,630,840	01/2012	JPM	0	(125)	(125)
Sell		48,880,370	01/2012	MSC	104	0	104
Sell		30,145,000	01/2012	UAG	63	0	63
Sell		4,528,000	07/2012	BRC	6	0	6
Sell		416,276	07/2012	GST	1	0	1
Buy		104,704,806	07/2012	HUS	0	(493)	(493)
Sell		28,932,000	07/2012	HUS	41	0	41
Sell	INR	76,380	07/2012	DUB	121	0	121
Sell		719,450	07/2012	JPM	1,102	0	1,102
Buy		795,830	07/2012	UAG	0	(2,831)	(2,831)
Sell	KRW	32,413,224	02/2012	CBK	1,089	0	1,089
Sell		471,000	02/2012	GST	12	0	12
Sell		1,192,000	02/2012	JPM	23	0	23
Sell		477,000	02/2012	MSC	9	0	9
Buy		34,553,224	02/2012	UAG	0	(2,703)	(2,703)
Buy	MXN	23,652	03/2012	BRC	2	(1)	1
Buy		61,651	03/2012	HUS	1	(145)	(144)
Sell		283,381	03/2012	HUS	734	0	734
Sell		28,079	03/2012	MSC	99	0	99
Sell		30,717	03/2012	UAG	111	0	111
Sell	MYR	16,627	04/2012	CBK	155	0	155
Buy		16,627	04/2012	UAG	0	(258)	(258)
Sell	PHP	702,109	03/2012	BRC	408	0	408
Buy		176,600	03/2012	CBK	0	(43)	(43)
Sell		12,000	03/2012	CBK	0	(4)	(4)
Sell		29,995	03/2012	GST	16	0	16
Buy		33,000	03/2012	HUS	0	(5)	(5)
Buy		616,938	03/2012	JPM	0	(127)	(127)
Sell		118,875	03/2012	JPM	8	(19)	(11)
Buy		36,440	03/2012	MSC	0	(6)	(6)
Sell	SGD	9,679	02/2012	CBK	114	0	114
Buy	TWD	35,226	01/2012	BRC	0	(67)	(67)
Sell		16,904	01/2012	BRC	0	(6)	(6)
Sell		18,322	01/2012	MSC	0	(5)	(5)
Sell	ZAR	1,557	01/2012	BRC	0	0	0
Buy		12,161	01/2012	JPM	0	(166)	(166)
Sell		9,000	01/2012	JPM	8	0	8
Sell		1,603	01/2012	UAG	2	0	2

					$16,066	$(13,740)	$2,326

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$12,743	$0	$12,743
Corporate Bonds & Notes
Banking & Finance	0	257,426	4,696	262,122
Industrials	0	130,230	0	130,230
Utilities	0	33,224	0	33,224
Convertible Bonds & Notes
Banking & Finance	0	2,010	0	2,010
Industrials	0	3,126	0	3,126
Municipal Bonds & Notes
Alaska	0	1,799	0	1,799
California	0	29,811	0	29,811
Illinois	0	34,932	0	34,932
New Jersey	0	1,450	0	1,450
New York	0	4,857	0	4,857
Ohio	0	10,497	0	10,497
U.S. Government Agencies	0	950,641	0	950,641
U.S. Treasury Obligations	0	398,540	0	398,540
Mortgage-Backed Securities	0	217,838	0	217,838
Asset-Backed Securities	0	233,561	19,744	253,305
Sovereign Issues	0	137,512	0	137,512
Preferred Securities
Banking & Finance	0	8,663	0	8,663
Short-Term Instruments
Certificates of Deposit	0	41,186	0	41,186

Commercial Paper	0	19,093	0	19,093
Repurchase Agreements	0	2,921	0	2,921
U.S. Treasury Bills	0	5,549	0	5,549
PIMCO Short-Term Floating NAV Portfolio	213,017	0	0	213,017
Purchased Options
Interest Rate Contracts	0	5,854	0	5,854
	$213,017	$2,543,463	$24,440	$2,780,920

Short Sales, at value	$0	$(6,386)	$0	$(6,386)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	613	0	613
Equity Contracts	56,820	0	0	56,820
Foreign Exchange Contracts	0	16,066	0	16,066
Interest Rate Contracts	317	12,784	0	13,101
	$57,137	$29,463	$0	$86,600

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(25,049)	0	(25,049)
Equity Contracts	(10,863)	(48,870)	0	(59,733)
Foreign Exchange Contracts	0	(13,740)	0	(13,740)
Interest Rate Contracts	0	(12,731)	(625)	(13,356)

	$(10,863)	$(100,390)	$(625)	$(111,878)

Totals	$259,291	$2,466,150	$23,815	$2,749,256

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,744	$0	$0	$(20)	$0	$(28)	$0	$0	$4,696	$(28)
Industrials	7,085	0	(7,333)	46	6	196	0	0	0	0
Asset-Backed Securities	101,257	1,218	(16,362)	377	206	(652)	0	(66,300)	19,744	(463)
Sovereign Issues	7,467	0	0	0	0	(128)	0	(7,339)	0	0

	120,553	1,218	(23,695)	403	212	(612)	0	(73,639)	24,440	(491)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,655)	$0	$0	$0	$2,324	$1,706	$0	$0	$(625)	$298

Totals	$115,898	$1,218	$(23,695)	$403	$2,536	$1,094	$0	$(73,639)	$23,815	$(193)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® TR Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.796% due 05/02/2016		$296	$278
Springleaf Finance Corp.
5.500% due 05/10/2017		2,100	1,833

Total Bank Loan Obligations (Cost $2,367)			2,111

CORPORATE BONDS & NOTES 15.2%
BANKING & FINANCE 11.5%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		200	182
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	739
Ally Financial, Inc.
3.649% due 02/11/2014		2,100	1,995
3.963% due 06/20/2014		200	188
4.500% due 02/11/2014		300	290
American Express Credit Corp.
5.875% due 05/02/2013		700	736
American International Group, Inc.
5.050% due 10/01/2015		100	97
6.400% due 12/15/2020		1,800	1,819
ASB Finance Ltd.
1.514% due 02/13/2012	EUR	300	388
ASIF I
3.000% due 02/17/2017		3,500	3,929
Banco Santander Brasil S.A.
2.659% due 03/18/2014		$400	381
4.250% due 01/14/2016		300	287
Banco Santander Chile
2.006% due 01/19/2016		1,000	930
Bank of America Corp.
0.787% due 08/15/2016		400	311
1.848% due 01/30/2014		300	271
6.000% due 09/01/2017		25	24
Bank of Montreal
1.300% due 10/31/2014		300	300
2.850% due 06/09/2015		100	104
Bank of Nova Scotia
1.650% due 10/29/2015		200	200
Banque PSA Finance S.A.
2.481% due 04/04/2014		200	185
Barclays Bank PLC
0.746% due 03/23/2017		200	183
6.050% due 12/04/2017		1,000	909
14.000% due 11/29/2049	GBP	1,000	1,763
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	197
6.500% due 03/10/2021		200	194
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	587
BNP Paribas S.A.
5.000% due 01/15/2021		500	482
BPCE S.A.
2.375% due 10/04/2013		100	97
Capital One Capital V
10.250% due 08/15/2039		700	731
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2015		559	561
7.000% due 05/01/2016		265	265
7.000% due 05/01/2017		371	372
Citigroup, Inc.
0.810% due 06/09/2016		400	313
1.307% due 02/15/2013		100	98
1.848% due 01/13/2014		600	584
4.750% due 02/10/2019	EUR	1,000	1,044
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		$100	96
Credit Agricole S.A.
1.862% due 01/21/2014		300	277
7.589% due 01/29/2049	GBP	100	90
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		$300	302

Deutsche Bank AG
2.118% due 09/22/2015	EUR	2,700	3,002
European Investment Bank
3.625% due 01/15/2021		100	136
4.625% due 04/15/2020		700	1,025
Fortis Bank Nederland NV
3.000% due 04/17/2012		100	130
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	3,476
Goldman Sachs Group, Inc.
0.816% due 07/22/2015		$100	88
1.020% due 03/22/2016		200	173
HBOS PLC
0.728% due 09/06/2017		2,500	1,770
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,923
ING Bank NV
1.940% due 06/09/2014		600	575
2.500% due 01/14/2016		100	98
International Lease Finance Corp.
6.750% due 09/01/2016		200	206
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		7,200	7,505
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	1,500	1,897
6.000% due 01/15/2018		$900	1,005
7.900% due 04/29/2049		600	641
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,831
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	1,300	1,720
LBG Capital No.1 PLC
8.000% due 12/29/2049		$300	219
8.500% due 12/29/2049		100	70
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	519
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^		$400	108
Lloyds TSB Bank PLC
4.875% due 01/21/2016		200	195
Majapahit Holding BV
7.750% due 01/20/2020		500	583
MetLife Institutional Funding II
1.481% due 04/04/2014		700	699
Morgan Stanley
0.883% due 10/15/2015		300	252
5.750% due 02/14/2017	GBP	100	147
7.300% due 05/13/2019		$200	204
National Australia Bank Ltd.
1.111% due 04/11/2014		600	594
5.350% due 06/12/2013		800	836
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,069
RCI Banque S.A.
2.261% due 04/11/2014		400	381
Resona Bank Ltd.
5.850% due 09/29/2049		200	199
Santander Finance Preferred S.A.U.
11.300% due 07/29/2049	GBP	1,100	1,491
Santander UK PLC
1.806% due 10/10/2017	EUR	1,300	1,281
SLM Corp.
1.756% due 06/17/2013		1,400	1,730
8.000% due 03/25/2020		$1,600	1,620
Societe Generale S.A.
5.922% due 04/29/2049		600	366
Springleaf Finance Corp.
6.900% due 12/15/2017		1,300	943
SSIF Nevada LP
1.101% due 04/14/2014		1,000	985
State Bank of India
4.500% due 07/27/2015		1,000	990
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	324
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		200	182
UBS AG
5.750% due 04/25/2018		600	622
5.875% due 12/20/2017		700	730
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		2,200	2,266
Wells Fargo & Co.
7.980% due 03/29/2049		600	646

Weyerhaeuser Co.
7.375% due 03/15/2032	2,200	2,312

		72,365

INDUSTRIALS 2.6%
Alcoa, Inc.
6.150% due 08/15/2020	400	416
Amgen, Inc.
6.900% due 06/01/2038	314	387
AstraZeneca PLC
5.900% due 09/15/2017	400	484
Braskem Finance Ltd.
5.750% due 04/15/2021	300	301
C8 Capital SPV Ltd.
6.640% due 12/29/2049	800	440
Codelco, Inc.
6.150% due 10/24/2036	100	124
Comcast Corp.
5.875% due 02/15/2018	300	347
6.450% due 03/15/2037	300	364
Continental Airlines, Inc.
6.750% due 09/15/2015	1,600	1,532
Daimler Finance North America LLC
1.742% due 09/13/2013	500	494
DISH DBS Corp.
6.625% due 10/01/2014	700	751
Dow Chemical Co.
6.000% due 10/01/2012	200	208
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	800	786
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	200	207
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	318	338
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	700	747
International Business Machines Corp.
5.700% due 09/14/2017	742	900
Kraft Foods, Inc.
6.125% due 02/01/2018	800	939
Novatek Finance Ltd.
5.326% due 02/03/2016	200	203
Peabody Energy Corp.
7.875% due 11/01/2026	300	323
Pemex Project Funding Master Trust
1.127% due 12/03/2012	200	199
Petrobras International Finance Co.
3.875% due 01/27/2016	900	932
7.875% due 03/15/2019	2,000	2,397
Rohm and Haas Co.
6.000% due 09/15/2017	500	569
Total Capital S.A.
4.450% due 06/24/2020	100	112
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	300	433
Transocean, Inc.
4.950% due 11/15/2015	300	307
UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	729

		15,969

UTILITIES 1.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	363
BellSouth Corp.
4.463% due 04/26/2021	1,500	1,517
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	2,000	2,253
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	718
NGPL PipeCo LLC
6.514% due 12/15/2012	1,600	1,617
NRG Energy, Inc.
8.250% due 09/01/2020	100	101
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	267

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	203

		7,039

Total Corporate Bonds & Notes (Cost $98,871)		95,373

MUNICIPAL BONDS & NOTES 4.7%
CALIFORNIA 1.4%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,300	1,591
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	114
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,148
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	497
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	2,600	3,427
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	1,000	1,100

		8,877

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,245
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,842
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	206

		4,293

LOUISIANA 0.0%
Louisiana State Revenue Bonds, (BABs), Series 2009
2.770% due 05/01/2043	200	203

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	252

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	1,700	1,700
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2042	1,400	1,451

		3,151

NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	2,400	2,780
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,710	3,184
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,079
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,228

		8,382

OHIO 0.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,157
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	1,300	1,347

		3,504

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	500	602

Total Municipal Bonds & Notes (Cost $26,520)		29,264

U.S. GOVERNMENT AGENCIES 134.5%
Fannie Mae
0.354% due 12/25/2036	371	367
0.644% due 03/25/2037 - 09/25/2042	1,487	1,481

0.674% due 07/25/2037	774	774
0.694% due 09/25/2035	613	605
0.704% due 09/25/2035	1,590	1,572
0.924% due 05/25/2040	676	678
1.014% due 06/25/2037	216	217
1.024% due 06/25/2040	5,936	5,956
1.034% due 03/25/2040	1,337	1,348
1.044% due 11/25/2039 - 01/25/2040	2,336	2,355
1.114% due 12/25/2039	524	530
1.194% due 07/25/2039	449	454
1.418% due 07/01/2044	84	85
1.420% due 06/01/2043	373	375
2.055% due 10/01/2034	54	56
2.167% due 11/01/2035	115	120
2.181% due 11/01/2034	18	19
2.221% due 05/01/2035	30	31
2.275% due 09/01/2035	347	365
2.279% due 10/01/2035	130	137
2.284% due 07/01/2035	340	358
2.310% due 12/01/2033	253	265
2.330% due 08/01/2035	396	418
2.339% due 01/01/2035	435	459
2.350% due 07/01/2035	340	361
2.381% due 05/25/2035	73	77
2.415% due 07/01/2034	389	410
2.420% due 03/01/2035	57	60
2.462% due 05/01/2036	224	229
2.487% due 09/01/2035	440	465
2.500% due 08/01/2035	792	835
2.502% due 09/01/2036	231	239
2.590% due 06/01/2035	694	733
2.600% due 12/01/2033	99	103
2.612% due 07/01/2036	233	240
2.649% due 08/01/2036	228	241
2.819% due 06/01/2035	960	1,020
3.000% due 02/01/2027	144,000	148,298
3.500% due 01/01/2027	92,700	96,958
4.000% due 09/01/2013 - 01/01/2042	156,074	164,522
4.500% due 02/01/2023 - 01/01/2042	152,991	163,022
5.000% due 06/01/2035 - 01/01/2042	62,593	67,640
5.500% due 10/01/2021 - 01/01/2042	88,051	95,894
6.000% due 02/01/2029 - 04/01/2039	2,599	2,877
6.500% due 09/01/2034 - 01/01/2037	17	19
Freddie Mac
0.428% due 07/15/2019	530	529
0.554% due 08/25/2031	135	131
0.608% due 02/15/2037	105	105
0.678% due 06/15/2018	60	60
0.828% due 07/15/2041	4,677	4,673
0.848% due 06/15/2041	4,549	4,547
0.888% due 07/15/2037	636	637
0.948% due 08/15/2037	620	622
0.978% due 08/15/2037	797	800
1.133% due 01/15/2038	489	493
1.418% due 02/25/2045	61	58
2.407% due 08/01/2035	11	12
4.500% due 04/01/2039 - 07/01/2041	31,130	33,014
4.875% due 06/13/2018	100	121
5.500% due 06/01/2027 - 12/01/2039	14,903	16,196
6.000% due 02/01/2034 - 01/01/2042	7,100	7,805
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	794	913
NCUA Guaranteed Notes
0.724% due 10/07/2020	489	489
Small Business Administration
5.290% due 12/01/2027	443	495
5.490% due 03/01/2028	3,581	4,013
5.600% due 09/01/2028	3,422	3,881

Total U.S. Government Agencies (Cost $836,708)		842,862

U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 07/15/2021 (f)	10,212	10,929
1.750% due 01/15/2028 (e)	5,982	7,197
2.000% due 01/15/2026	5,282	6,496
2.125% due 02/15/2040	6,959	9,341
2.125% due 02/15/2041	2,480	3,351
2.375% due 01/15/2025	360	458
2.375% due 01/15/2027	4,972	6,426
2.500% due 01/15/2029	11,279	15,064
3.625% due 04/15/2028 (g)	140	208
3.875% due 04/15/2029 (f)	4,268	6,657
U.S. Treasury Notes
1.375% due 11/30/2018	27,400	27,498

1.500% due 08/31/2018 (e)(f)(g)		34,000	34,510
2.000% due 11/15/2021		500	506
2.625% due 08/15/2020		12,200	13,158
2.625% due 11/15/2020		13,900	14,962
3.375% due 11/15/2019		1,200	1,368
3.500% due 05/15/2020		5,500	6,326
3.625% due 02/15/2020		4,300	4,987
3.625% due 02/15/2021 (e)(g)		16,400	19,037

Total U.S. Treasury Obligations (Cost $188,051)			188,479

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		151	112
Arran Residential Mortgages Funding PLC
2.660% due 11/19/2047	EUR	1,010	1,306
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		$191	173
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.731% due 05/10/2045		900	1,012
Bear Stearns Adjustable Rate Mortgage Trust
2.845% due 01/25/2034		1,107	1,031
Bear Stearns Alt-A Trust
0.454% due 02/25/2034		568	418
2.772% due 09/25/2035		147	93
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	106
5.471% due 01/12/2045		300	339
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		538	316
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		170	140
2.660% due 05/25/2035		343	295
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	980
Countrywide Alternative Loan Trust
0.474% due 05/25/2047		561	286
0.574% due 02/25/2037		2,701	1,281
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		130	89
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		743	713
5.661% due 03/15/2039		100	108
European Loan Conduit
1.612% due 05/15/2019	EUR	54	58
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		$505	389
Granite Master Issuer PLC
0.385% due 12/20/2054		249	238
0.892% due 12/20/2054	GBP	333	489
1.337% due 12/20/2054	EUR	249	308
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$75	69
0.374% due 01/25/2047 ^		74	69
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033		362	289
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		500	543
GS Mortgage Securities Corp.
1.317% due 03/06/2020		300	297
GSR Mortgage Loan Trust
2.685% due 09/25/2035		1,009	883
5.093% due 11/25/2035		679	594
Indymac Index Mortgage Loan Trust
2.409% due 01/25/2036		460	249
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		600	662
5.420% due 01/15/2049		2,900	3,148
5.882% due 02/15/2051		300	327
JPMorgan Mortgage Trust
5.750% due 01/25/2036		73	67
Mellon Residential Funding Corp.
0.718% due 12/15/2030		1,160	1,062
Merrill Lynch Floating Trust
0.814% due 07/09/2021		1,500	1,390
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		440	286
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	634
Morgan Stanley Capital
0.339% due 10/15/2020		92	91
5.364% due 03/15/2044		2,500	2,652
5.610% due 04/15/2049		397	412
5.809% due 12/12/2049		100	111

Structured Adjustable Rate Mortgage Loan Trust
1.618% due 01/25/2035		391	221
2.495% due 08/25/2034		770	673
2.532% due 08/25/2035		347	249
2.533% due 01/25/2035		830	611
2.533% due 09/25/2035		571	432
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035		202	125
0.574% due 02/25/2036		248	121
Structured Asset Securities Corp.
2.650% due 10/25/2035		558	441
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021		2,203	2,096
WaMu Mortgage Pass-Through Certificates
0.584% due 10/25/2045		100	72
0.614% due 01/25/2045		609	456
1.208% due 02/25/2046		1,243	822
1.408% due 11/25/2042		97	76
1.414% due 05/25/2041		43	36
2.468% due 02/27/2034		336	320
2.718% due 10/25/2046		316	213
2.718% due 12/25/2046		1,227	835
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		713	554

Total Mortgage-Backed Securities (Cost $35,000)			32,576

ASSET-BACKED SECURITIES 3.1%
Aames Mortgage Investment Trust
1.869% due 01/25/2035		319	316
ACE Securities Corp.
0.344% due 12/25/2036		15	15
Asset-Backed Securities Corp. Home Equity
0.569% due 09/25/2034		151	134
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036		85	82
Centurion CDO Ltd.
0.799% due 01/30/2016		1,363	1,281
Citibank Omni Master Trust
2.378% due 05/16/2016		3,300	3,321
3.028% due 08/15/2018		1,400	1,470
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		45	27
Duane Street CLO
0.688% due 11/08/2017		4,270	4,096
Fremont Home Loan Trust
0.354% due 01/25/2037		35	34
Hillmark Funding
0.729% due 05/21/2021		1,100	1,005
Illinois Student Assistance Commission
0.898% due 04/25/2017		202	201
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		84	84
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		17	12
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		85	85
SLC Student Loan Trust
4.750% due 06/15/2033		239	234
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	2,854	3,366
3.500% due 08/17/2043		$1,267	1,249
3.528% due 05/16/2044		450	459
4.500% due 11/16/2043		93	88
Venture CDO Ltd.
0.636% due 07/22/2021		1,800	1,648

Total Asset-Backed Securities (Cost $19,969)			19,207

SOVEREIGN ISSUES 7.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	368
Export-Import Bank of China
4.875% due 07/21/2015		$100	108
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	300	231
4.000% due 01/29/2021		$600	582
5.125% due 06/29/2020		100	105
Indonesia Government International Bond
7.500% due 01/15/2016		500	581
Korea Development Bank
0.768% due 11/22/2012		100	99
4.375% due 08/10/2015		700	721
Mexico Government International Bond
5.750% due 10/12/2110		2,300	2,461

6.000% due 06/18/2015	MXN	2,400	177
Province of Ontario Canada
1.375% due 01/27/2014		$500	506
4.200% due 03/08/2018	CAD	100	110
Province of Quebec Canada
2.750% due 08/25/2021		$33,100	33,119
Russia Government International Bond
3.625% due 04/29/2015		100	101
7.500% due 03/31/2030		1,336	1,555
Turkey Government International Bond
7.000% due 09/26/2016		1,200	1,321
7.500% due 07/14/2017		700	791
United Kingdom Gilt
4.250% due 09/07/2039	GBP	100	191
4.250% due 12/07/2040		200	382

Total Sovereign Issues (Cost $43,110)			43,509

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	30

Total Convertible Preferred Securities (Cost $0)			30

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
2.700% due 12/31/2049		243	1,825

Total Preferred Securities (Cost $2,585)			1,825

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.6%
CERTIFICATES OF DEPOSIT 0.9%
Banco do Brasil S.A.
0.000% due 02/15/2012		$1,900	1,897
Itau Unibanco Holding S.A.
0.000% due 02/06/2012		3,800	3,794

			5,691

COMMERCIAL PAPER 0.7%
Kells Funding LLC
0.290% due 01/10/2012		1,600	1,600
0.290% due 01/11/2012		3,000	3,000

			4,600

REPURCHASE AGREEMENTS 2.4%
Banc of America Securities LLC
0.060% due 01/03/2012		1,000	1,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $1,036. Repurchase proceeds are $1,000.)
JPMorgan Securities, Inc.
0.060% due 01/03/2012		5,200	5,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $5,319. Repurchase proceeds are $5,200)
0.070% due 01/03/2012		5,000	5,000
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $5,101. Repurchase proceeds are $5,000)
State Street Bank and Trust Co.
0.010% due 01/03/2012		4,136	4,136

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% - 0.230% due 08/24/2012 - 08/28/2012 valued at $90 and Freddie Mac 5.500% due 08/20/2012 valued at $4,131. Repurchase proceeds are $4,136.)

			15,336

U.S. TREASURY BILLS 0.6%
0.032% due 01/19/2012 - 12/13/2012 (a)(d)(e)		3,830	3,829

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.0%
	11,385	114

Total Short-Term Instruments (Cost $29,570)		29,570

PURCHASED OPTIONS (i) 0.0%
(Cost $80)		31
Total Investments 205.0% (Cost $1,282,831)		$1,284,837
Written Options (j) (0.1%) Premiums $1,460)		(452)
Other Assets and Liabilities (Net) (104.9%)		(657,594)

Net Assets 100.0%		$626,791

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $729 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(e)	Securities with an aggregate market value of $3,613 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $1,442 and cash of $109 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	108	$(13)
90-Day Eurodollar June Futures	Long	06/2014	18	2
90-Day Eurodollar March Futures	Long	03/2014	142	359
U.S. Treasury 5-Year Note March Futures	Long	03/2012	255	106
U.S. Treasury 10-Year Note March Futures	Long	03/2012	227	229

				$683

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $3,073 and cash of $27 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	6,400	$273	$159
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022		1,800	20	79
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		5,800	237	176
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		61,300	4,332	1,047
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	4,100	395	75

						$5,257	$1,536

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%	$2,400	$6	$0	$6
American International Group, Inc.	BOA	1.000%	03/20/2016	4.441%	300	(37)	(11)	(26)
American International Group, Inc.	CBK	1.000%	03/20/2016	4.441%	400	(49)	(14)	(35)
American International Group, Inc.	UAG	1.000%	12/20/2020	4.832%	100	(22)	(22)	0
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%	5,000	59	105	(46)
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.724%	1,400	(44)	(10)	(34)
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.443%	300	7	0	7
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.422%	400	(7)	(3)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	1,000	(20)	(1)	(19)
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.476%	1,700	(34)	(2)	(32)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.254%	13,300	(101)	(243)	142
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%	300	(3)	(8)	5
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	600	(7)	(6)	(1)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%	600	(10)	(2)	(8)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.476%	5,800	(116)	(155)	39
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%	1,000	(10)	(11)	1
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)
China Government International Bond	BPS	1.000%	03/20/2016	1.290%	300	(3)	4	(7)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%	700	(8)	8	(16)
China Government International Bond	MYC	1.000%	06/20/2016	1.350%	3,400	(50)	(105)	55
China Government International Bond	MYC	1.000%	09/20/2016	1.403%	3,900	(69)	(134)	65
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%	700	(130)	(74)	(56)
France Government Bond	CBK	0.250%	12/20/2015	1.997%	6,400	(417)	(354)	(63)
France Government Bond	GST	0.250%	03/20/2016	2.031%	8,700	(611)	(538)	(73)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	300	(25)	(12)	(13)
France Government Bond	RYL	0.250%	12/20/2015	1.997%	700	(46)	(14)	(32)
France Government Bond	UAG	0.250%	09/20/2016	2.128%	200	(17)	(8)	(9)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%	1,400	(13)	(29)	16
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%	1,200	(12)	(25)	13

Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%	1,200	(12)	(25)	13
General Electric Capital Corp.	BOA	1.000%	09/20/2016	2.436%	2,400	(147)	(56)	(91)
General Electric Capital Corp.	BPS	4.700%	12/20/2013	1.936%	700	39	0	39
General Electric Capital Corp.	BRC	0.640%	12/20/2012	1.562%	1,500	(13)	0	(13)
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%	700	33	0	33
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.124%	600	46	21	25
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.936%	800	45	0	45
Germany Government Bond	UAG	0.250%	06/20/2016	0.918%	2,800	(81)	(95)	14
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2016	3.256%	3,400	(315)	(75)	(240)
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.447%	600	(66)	(42)	(24)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%	500	(19)	(8)	(11)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%	200	(22)	(14)	(8)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.922%	200	(7)	(3)	(4)
Indonesia Government International Bond	MYC	1.000%	06/20/2016	1.922%	7,000	(268)	(492)	224
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	200	(22)	(14)	(8)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	300	(3)	4	(7)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	5,700	(46)	(53)	7
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	700	(7)	6	(13)
Japan Government International Bond	MYC	1.000%	09/20/2016	1.353%	1,000	(16)	(10)	(6)
Japan Government International Bond	UAG	1.000%	09/20/2016	1.353%	600	(9)	(6)	(3)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%	300	(22)	(9)	(13)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%	300	(22)	(9)	(13)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%	400	(29)	(12)	(17)
MetLife, Inc.	DUB	1.000%	03/20/2018	3.305%	1,200	(144)	(68)	(76)
MetLife, Inc.	GST	1.000%	03/20/2015	2.873%	2,000	(112)	(121)	9
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.773%	300	(18)	(13)	(5)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%	600	(4)	(14)	10
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%	200	1	0	1
Mexico Government International Bond	CBK	1.000%	03/20/2015	1.173%	400	(2)	(9)	7
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%	800	(12)	(6)	(6)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.410%	1,900	(32)	5	(37)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.528%	900	4	2	2
Mexico Government International Bond	GST	1.000%	03/20/2016	1.362%	7,100	(102)	(219)	117
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.773%	1,000	(61)	(46)	(15)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%	1,200	6	3	3
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%	1,400	(20)	(9)	(11)
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.598%	1,400	(95)	(27)	(68)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%	9,900	(1,349)	(1,354)	5
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%	5,600	(797)	(670)	(127)
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%	2,300	(12)	(24)	12
South Korea Government Bond	MYC	1.000%	09/20/2016	1.543%	1,200	(29)	(49)	20
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%	4,600	(463)	(501)	38
Spain Government Bond	CBK	1.000%	03/20/2016	3.724%	900	(90)	(54)	(36)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	2,300	13	22	(9)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%	200	2	4	(2)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%	1,000	8	23	(15)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%	400	5	2	3
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%	500	3	9	(6)
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%	500	6	2	4
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%	400	2	7	(5)

						$(6,051)	$(5,667)	$(384)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$6,700	$490	$409	$81
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	65	117	(52)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	10,000	732	725	7
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	51	79	(28)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	2,800	225	231	(6)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	200	16	28	(12)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	400	32	49	(17)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	200	16	26	(10)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	300	24	39	(15)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	100	8	14	(6)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	400	34	51	(17)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	9	14	(5)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	4,742	7	0	7
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012	948	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	2,990	22	0	22
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	675	9	0	9
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	1,543	21	0	21
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	8	0	8

					$1,770	$1,782	$(12)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	GLM		$200,600	$670	$(205)	$875
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		95,800	416	(349)	765
Pay	1-Year BRL-CDI	10.570%	01/02/2012	UAG	BRL	600	(5)	(11)	6
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS		1,400	6	0	6
Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		2,900	62	0	62
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		3,200	98	(21)	119
Pay	1-Year BRL-CDI	14.760%	01/02/2012	HUS		200	12	1	11
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		400	1	0	1
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		900	1	0	1
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		300	2	(1)	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		900	15	0	15
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		300	5	0	5
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,700	29	1	28
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		1,600	27	2	25
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		3,200	52	5	47
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		1,000	17	(1)	18
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		300	4	0	4
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		200	2	0	2
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		400	7	1	6
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		300	6	1	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	10	1	9
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	140	1	139
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		200	5	1	4
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		5,900	118	6	112
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		1,200	25	4	21
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		1,800	43	3	40
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		300	0	(1)	1
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,900	3	(6)	9
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		800	2	(1)	3
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		300	1	0	1
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		100	0	0	0
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		900	10	1	9
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		400	5	0	5
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		300	5	0	5
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		200	4	1	3
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		200	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	12	0	12
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		300	8	1	7
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		400	12	2	10
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		100	3	1	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		800	25	6	19
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	BRC		$1,700	(32)	15	(47)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	MYC		2,600	(49)	25	(74)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	500	47	9	38
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		9,200	865	89	776
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		3,400	320	40	280
Pay	6-Month GBP-LIBOR	3.250%	06/20/2042	HUS		300	19	(2)	21
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	9,600	(5)	5	(10)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		4,300	(2)	2	(4)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		1,400	(1)	0	(1)

							$3,025	$(374)	$3,399

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLTR Index	1,132,193	1-Month USD-LIBOR plus a specified spread	$140,950	02/29/2012	BOA	$1,854
Receive	ERAUSLTR Index	1,502,249	1-Month USD-LIBOR plus a specified spread	187,019	04/30/2012	BOA	1,409
Pay	ERAUSLTR Index	1,349,494	1-Month USD-LIBOR plus a specified spread	168,002	04/30/2012	BOA	(1,158)
Receive	ERAUSLTR Index	1,214,162	1-Month USD-LIBOR plus a specified spread	147,821	10/15/2012	BOA	5,350
Receive	ERAUSLTR Index	960,803	1-Month USD-LIBOR plus a specified spread	116,975	04/16/2012	CBK	4,236
Receive	ERAUSLTR Index	39,632	1-Month USD-LIBOR plus a specified spread	4,934	08/31/2012	FCT	65
Receive	ERAUSLTR Index	1,492,606	1-Month USD-LIBOR plus a specified spread	185,819	02/29/2012	JPM	2,446
Pay	ERAUSLTR Index	121,644	1-Month USD-LIBOR plus a specified spread	15,144	02/29/2012	JPM	(199)

							$14,003

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$5,700	$23	$31

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.000% due 03/01/2027	FBF	$95.000	03/08/2012	$108,000	$13	$0
Put - OTC Fannie Mae 3.500% due 02/01/2042	FBF	97.000	02/09/2012	110,000	13	0
Put - OTC Fannie Mae 3.500% due 02/01/2042	FBF	85.000	03/05/2012	120,000	14	0
Put - OTC Fannie Mae 3.500% due 03/01/2027	RYM	95.000	03/08/2012	50,000	6	0
Put - OTC Fannie Mae 3.500% due 03/01/2042	FBF	85.000	03/05/2012	9,000	1	0
Put - OTC Fannie Mae 5.000% due 03/01/2042	FBF	92.000	03/05/2012	20,000	2	0
Put - OTC Fannie Mae 5.500% due 02/01/2042	RYM	102.000	02/06/2012	30,000	3	0
Put - OTC Fannie Mae 5.500% due 03/01/2042	BRC	101.000	03/05/2012	40,000	5	0

					$57	$0

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	37	$30	$(3)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,300	$25	$(6)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	11,400	23	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,200	20	(3)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,000	25	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	900	4	(3)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	10,800	76	(61)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,600	15	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	6,300	17	(22)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,600	99	(5)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,800	44	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	25	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,300	26	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	5,800	60	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,400	16	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	4,400	45	(22)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	31	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,200	41	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,000	25	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	5,000	60	(33)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	21,500	296	(141)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,300	29	(15)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	19,300	268	(126)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,300	8	0

							$1,412	$(442)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(5)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	500	7	(2)

						$18	$(7)

(k)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$66,000	$69,130	$(69,351)
Fannie Mae	4.500%	01/01/2042	106,000	112,608	(112,824)

				$181,738	$(182,175)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	381	02/2012	CBK	$0	$(9)	$(9)
Buy	BRL	11,148	01/2012	JPM	34	0	34
Sell		11,148	01/2012	JPM	0	(7)	(7)
Buy		11,148	01/2012	MSC	0	(294)	(294)
Sell		11,148	01/2012	MSC	0	(34)	(34)
Buy		11,148	03/2012	JPM	4	0	4
Sell	CAD	621	02/2012	BRC	1	0	1
Buy		6,430	02/2012	CBK	17	0	17
Sell		2,460	02/2012	CBK	0	(27)	(27)
Buy		3,495	02/2012	DUB	4	0	4
Sell		501	02/2012	DUB	0	(5)	(5)
Sell		206	02/2012	GST	0	(2)	(2)
Buy		431	02/2012	JPM	0	0	0
Sell		3,791	02/2012	JPM	3	(33)	(30)
Sell		615	02/2012	MSC	0	(5)	(5)
Sell		1,240	02/2012	RBC	0	(15)	(15)
Sell		524	02/2012	UAG	0	(7)	(7)
Buy	CNY	2,288	02/2012	BRC	3	0	3
Buy		6,426	02/2012	HUS	14	0	14
Buy		4,479	06/2012	BRC	4	0	4
Sell		2,562	06/2012	BRC	0	(3)	(3)
Buy		13,669	06/2012	CBK	2	(4)	(2)
Buy		638	06/2012	DUB	0	(1)	(1)
Sell		639	06/2012	FBL	0	0	0
Buy		7,028	06/2012	HUS	5	0	5
Buy		47,551	06/2012	JPM	5	(32)	(27)
Sell		7,038	06/2012	JPM	0	(6)	(6)
Buy		2,550	06/2012	MSC	1	0	1
Buy		10,886	06/2012	RYL	11	0	11
Sell		1,925	06/2012	UAG	0	(2)	(2)
Sell	EUR	7,147	01/2012	BRC	558	0	558
Buy		1,299	01/2012	DUB	0	(115)	(115)
Sell		12,426	01/2012	DUB	919	0	919
Sell		20,395	01/2012	FBL	850	0	850
Buy		20,395	01/2012	GST	0	(362)	(362)
Buy		1,661	01/2012	JPM	0	(82)	(82)
Sell		1,197	01/2012	JPM	81	0	81
Sell		3,359	01/2012	RBC	136	0	136
Buy		710	01/2012	UAG	0	(5)	(5)
Sell		2,289	01/2012	UAG	160	0	160
Sell		20,395	02/2012	GST	363	0	363
Sell	GBP	1,212	01/2012	BRC	18	0	18
Buy		610	01/2012	CBK	0	0	0
Sell		406	01/2012	DUB	0	0	0
Sell		4,853	01/2012	GST	57	0	57
Buy		5,861	01/2012	RBC	0	(76)	(76)
Sell		5,861	02/2012	RBC	76	0	76
Buy	IDR	3,007,910	01/2012	BOA	0	(5)	(5)
Sell		1,621,000	01/2012	BRC	4	0	4
Buy		1,540,000	01/2012	DUB	0	(11)	(11)
Buy		1,577,000	01/2012	HUS	0	(9)	(9)
Sell		1,825,000	01/2012	MSC	4	0	4
Buy		746,000	01/2012	UAG	0	(4)	(4)
Sell		1,125,000	01/2012	UAG	2	0	2
Sell		980,000	07/2012	BRC	1	0	1
Sell		197,577	07/2012	GST	0	0	0
Buy		10,199,666	07/2012	HUS	0	(48)	(48)
Sell		11,322,000	07/2012	HUS	15	0	15
Buy	MXN	886	03/2012	BRC	0	0	0
Buy		157	03/2012	HUS	0	0	0
Sell		1,329	03/2012	UAG	5	0	5
Sell	MYR	1,685	04/2012	CBK	16	0	16
Buy		1,685	04/2012	JPM	0	(27)	(27)
Sell	PHP	34,811	03/2012	BRC	18	0	18
Buy		46,694	03/2012	CBK	0	(6)	(6)
Sell		3,000	03/2012	CBK	0	(1)	(1)
Sell		4,285	03/2012	GST	2	0	2
Buy		8,810	03/2012	HUS	0	(2)	(2)
Sell		17,583	03/2012	JPM	2	(3)	(1)
Buy		4,174	03/2012	MSC	0	(1)	(1)
Sell	SGD	302	02/2012	CBK	4	0	4
Sell	TWD	6,922	01/2012	BRC	0	(3)	(3)
Buy		9,974	01/2012	CBK	0	(18)	(18)
Sell		3,052	01/2012	MSC	0	(1)	(1)
Sell	ZAR	60	01/2012	BRC	0	0	0
Buy		760	01/2012	JPM	0	(10)	(10)
Sell		700	01/2012	JPM	1	0	1

					$3,400	$(1,275)	$2,125

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$2,111	$0	$2,111
Corporate Bonds & Notes
Banking & Finance	0	72,365	0	72,365
Industrials	0	15,969	0	15,969
Utilities	0	7,039	0	7,039
Municipal Bonds & Notes
California	0	8,877	0	8,877
Illinois	0	4,293	0	4,293
Louisiana	0	203	0	203
Nevada	0	252	0	252
New Jersey	0	3,151	0	3,151
New York	0	8,382	0	8,382
Ohio	0	3,504	0	3,504
Texas	0	602	0	602
U.S. Government Agencies	0	842,373	489	842,862
U.S. Treasury Obligations	0	188,479	0	188,479
Mortgage-Backed Securities	0	32,576	0	32,576
Asset-Backed Securities	0	16,921	2,286	19,207
Sovereign Issues	0	43,509	0	43,509
Convertible Preferred Securities
Industrials	0	0	30	30
Preferred Securities
Banking & Finance	0	0	1,825	1,825
Short-Term Instruments
Certificates of Deposit	0	5,691	0	5,691
Commercial Paper	0	4,600	0	4,600
Repurchase Agreements	0	15,336	0	15,336
U.S. Treasury Bills	0	3,829	0	3,829
PIMCO Short-Term Floating NAV Portfolio	114	0	0	114
Purchased Options
Interest Rate Contracts	0	31	0	31
	$114	$1,280,093	$4,630	$1,284,837
Short Sales, at value	$0	$(182,175)	$0	$(182,175)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,136	0	1,136
Equity Contracts	15,360	0	0	15,360
Foreign Exchange Contracts	0	3,400	0	3,400
Interest Rate Contracts	696	5,071	0	5,767
	$16,056	$9,607	$0	$25,663

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,532)	0	(1,532)
Equity Contracts	(1,357)	0	0	(1,357)
Foreign Exchange Contracts	0	(1,275)	0	(1,275)
Interest Rate Contracts	(13)	(581)	(7)	(601)

	$(1,370)	$(3,388)	$(7)	$(4,765)

Totals	$14,800	$1,104,137	$4,623	$1,123,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$94	$0	$0	$0	$0	$(24)	$0	$(70)	$0	$0
U.S. Government Agencies	0	537	(47)	0	0	(1)	0	0	489	(1)
Mortgage-Backed Securities	2,099	1,992	(4,092)	0	0	1	0	0	0	0
Asset-Backed Securities	6,507	0	(85)	33	3	(76)	0	(4,096)	2,286	(54)
Convertible Preferred Securities Industrials	0	0	0	0	0	0	30	0	30	0
Preferred Securities Banking & Finance	1,846	0	0	0	0	(21)	0	0	1,825	(21)

	10,546	2,529	(4,224)	33	3	(121)	30	(4,166)	4,630	(76)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(188)	$0	$0	$0	$111	$70	$0	$0	$(7)	$3

Totals	$10,358	$2,529	$(4,224)	$33	$114	$(51)	$30	$(4,166)	$4,623	$(73)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage Strategy Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 8.1%
CORPORATE BONDS & NOTES 0.5%
Macquarie Bank Ltd.
6.625% due 04/07/2021		$16,500	$15,233
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		2,900	2,947
Telstra Corp. Ltd.
4.800% due 10/12/2021		500	531

			18,711

SOVEREIGN ISSUES 7.6%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	64,378
5.250% due 03/15/2019		46,000	52,306
5.500% due 12/15/2013		40,000	42,718
5.500% due 01/21/2018		66,600	75,898
5.500% due 04/21/2023		10,800	12,676
5.750% due 05/15/2021		29,700	35,355
New South Wales Treasury Corp.
6.000% due 05/01/2012		200	206

			283,537

Total Australia (Cost $298,418)			302,248

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	3,800

Total Bahrain (Cost $3,925)			3,800

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Noble Group Ltd.
6.625% due 08/05/2020		$200	172
6.750% due 01/29/2020		10,000	8,700
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,012
4.750% due 02/16/2021		1,000	1,013
6.500% due 06/10/2014		1,000	1,093
7.875% due 06/10/2019		450	551

Total Bermuda (Cost $14,199)			12,541

BRAZIL 3.5%
CORPORATE BONDS & NOTES 1.1%
Banco do Brasil S.A.
3.359% due 07/02/2014		$3,000	2,998
4.500% due 01/22/2015		1,600	1,662
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	501
Banco Santander Brasil S.A.
2.659% due 03/18/2014		4,500	4,290
4.500% due 04/06/2015		1,000	975
Braskem Finance Ltd.
7.000% due 05/07/2020		200	215
7.250% due 06/05/2018		100	111
CSN Islands XI Corp.
6.875% due 09/21/2019		200	212
CSN Resources S.A.
6.500% due 07/21/2020		7,400	7,770
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	2,942
Petrobras International Finance Co.
7.875% due 03/15/2019		11,250	13,482
8.375% due 12/10/2018		2,800	3,430
Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	719
6.875% due 11/10/2039		800	919

			40,260

SOVEREIGN ISSUES 2.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	4,173	2,236
10.000% due 01/01/2014		4,144	2,200
10.000% due 01/01/2017		164,118	84,564

			89,000

Total Brazil (Cost $130,323)			129,260

CANADA 7.1%
ASSET-BACKED SECURITIES 0.1%
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	2,476	2,434

CORPORATE BONDS & NOTES 1.2%
Bank of Montreal
2.850% due 06/09/2015		$8,900	9,235
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,599
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,310
TransCanada PipeLines Ltd.
7.625% due 01/15/2039		310	448

			44,592

SOVEREIGN ISSUES 5.8%
Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	73,697
1.500% due 12/01/2012		36,400	35,901
2.000% due 12/01/2014		20,200	20,377
2.750% due 06/01/2022		36,600	38,287
3.000% due 12/01/2036 (c)		9,032	14,489
4.250% due 06/01/2018		30,800	35,274

			218,025

Total Canada (Cost $261,927)			265,051

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.2%
ARES CLO Ltd.
0.679% due 04/20/2017		$108	105
Babson CLO Ltd.
0.916% due 06/15/2016		394	386
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		897	830
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		273	269
Galaxy CLO Ltd.
0.658% due 04/25/2019		1,282	1,191
Hudson Straits CLO Ltd.
0.783% due 10/15/2016		301	296
Mountain View Funding CLO
0.663% due 04/15/2019		595	568
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		600	571
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		1,000	933
0.889% due 12/02/2016		184	179
Pacifica CDO Ltd.
0.680% due 01/26/2020		1,435	1,343
0.932% due 05/13/2016		415	403

			7,074

CORPORATE BONDS & NOTES 0.8%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,060	5,022
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,506
5.000% due 11/15/2020		8,400	8,495
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,123	11,512

QNB FINANCE Ltd.
3.125% due 11/16/2015		1,500	1,498

			29,033

Total Cayman Islands (Cost $35,585)			36,107

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.659% due 04/20/2012		$1,000	1,000
3.750% due 09/22/2015		5,600	5,612
Codelco, Inc.
7.500% due 01/15/2019		40	51

Total Chile (Cost $6,629)			6,663

COLOMBIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,187

Total Colombia (Cost $2,074)			2,187

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.3%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,668
Danske Bank A/S
4.500% due 07/01/2017	EUR	5,800	8,206
DONG Energy A/S
3.500% due 06/29/2012		400	522

Total Denmark (Cost $12,644)			12,396

EGYPT 0.0%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export V Ltd.
3.563% due 12/07/2012		$1,611	1,604

Total Egypt (Cost $1,611)			1,604

FINLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	1,162

Total Finland (Cost $1,173)			1,162

FRANCE 2.7%
CORPORATE BONDS & NOTES 2.2%
Banques Populaires Covered Bond S.A.
3.875% due 06/05/2014	EUR	2,400	3,204
BNP Paribas Home Loan SFH
2.875% due 05/22/2012		200	260
3.000% due 07/23/2013		550	720
4.500% due 05/30/2014		450	608
4.750% due 05/28/2013		50	67
BNP Paribas S.A.
5.000% due 01/15/2021		$3,000	2,892
BPCE S.A.
2.185% due 02/07/2014		13,900	13,236
2.375% due 10/04/2013		10,900	10,562
Caisse de Refinancement de l’Habitat
4.500% due 10/25/2017	EUR	2,500	3,473
Carrefour S.A.
5.375% due 06/12/2015		50	68
CIF Euromortgage S.A.
3.250% due 10/20/2015		800	1,049
4.125% due 12/19/2014		700	944
Credit Agricole S.A.
1.862% due 01/21/2014		$3,000	2,774
5.136% due 12/29/2049	GBP	300	261
7.589% due 01/29/2049		200	181
Credit Mutuel - CIC Home Loan SFH
3.125% due 01/21/2015	EUR	5,100	6,704
4.750% due 07/17/2012		2,000	2,629

EDF S.A.
6.950% due 01/26/2039		$22	26
GCE Covered Bonds S.A.
2.750% due 01/14/2015	EUR	1,600	2,079
GDF Suez
6.875% due 01/24/2019		45	72
RCI Banque S.A.
2.261% due 04/11/2014		$8,240	7,858
Societe Generale S.A.
1.441% due 04/11/2014		24,700	21,778
5.125% due 12/19/2013	EUR	50	66
Societe Generale SCF S.A.
4.250% due 02/03/2023		500	676

			82,187

SOVEREIGN ISSUES 0.5%
France Government Bond
1.800% due 07/25/2040 (c)		255	345
2.250% due 07/25/2020 (c)		2,411	3,348
3.150% due 07/25/2032 (c)		195	312
3.500% due 04/25/2015		3,600	4,953
4.000% due 10/25/2014		1,700	2,362
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	766
3.000% due 04/07/2014		1,545	2,053
3.375% due 05/05/2014		$2,980	3,057

			17,196

Total France (Cost $106,912)			99,383

GERMANY 6.4%
BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	1,000	1,292

CORPORATE BONDS & NOTES 0.2%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	36
FMS Wertmanagement AoR
2.250% due 07/14/2014		3,000	3,972
Grohe Holding GmbH
4.447% due 01/15/2014		782	955
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,815
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		525	710

			7,488

SOVEREIGN ISSUES 6.2%
Republic of Germany
1.750% due 04/15/2020 (c)		869	1,298
2.250% due 04/10/2015		24,900	34,118
2.750% due 04/08/2016		21,800	30,713
3.250% due 07/04/2015		10,300	14,616
3.250% due 01/04/2020		46,268	67,648
3.500% due 07/04/2019		375	555
3.750% due 01/04/2015		38,400	54,677
3.750% due 01/04/2019		3,950	5,927
4.000% due 07/04/2016		15,150	22,475

			232,027

Total Germany (Cost $248,651)			240,807

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	4,890

Total Hong Kong (Cost $4,976)			4,890

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank of India
4.750% due 09/30/2015		$1,200	1,160
ICICI Bank Ltd.
4.750% due 11/25/2016		5,800	5,541

5.000% due 01/15/2016		1,500	1,460
5.750% due 11/16/2020		200	185
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,712
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	455
State Bank of India
4.500% due 07/27/2015		$1,000	990

Total India (Cost $12,024)			11,503

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		1,000	1,121
7.750% due 01/20/2020		2,000	2,333

Total Indonesia (Cost $3,472)			3,454

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	1,893	2,223

CORPORATE BONDS & NOTES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	417
7.700% due 08/07/2013		4,500	4,851
Novatek Finance Ltd.
5.326% due 02/03/2016		200	203
RZD Capital Ltd.
5.739% due 04/03/2017		5,625	5,681
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	689
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		600	595

			12,436

Total Ireland (Cost $14,875)			14,659

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
4.375% due 08/16/2016	EUR	1,600	1,950
6.500% due 02/24/2021		$5,100	4,191

Total Italy (Cost $7,705)			6,141

JAPAN 2.4%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,187
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,421

			10,608

SOVEREIGN ISSUES 2.1%
Japan Government International Bond
0.900% due 03/20/2014	JPY	792,000	10,462
1.500% due 09/20/2018		154,000	2,129
1.700% due 03/20/2017		1,550,000	21,510
Japan Government International CPI Linked Bond
1.200% due 12/10/2017		1,391,600	18,653
1.400% due 06/10/2018		2,007,670	27,087

			79,841

Total Japan (Cost $75,006)			90,449

LUXEMBOURG 0.8%
BANK LOAN OBLIGATIONS 0.1%
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		$3,980	3,972

CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		10,400	10,608
8.625% due 04/28/2034		675	798
9.250% due 04/23/2019		1,000	1,194
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	100
7.750% due 05/29/2018		300	321
9.000% due 06/11/2014		4,400	4,774
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,300	1,300
5.499% due 07/07/2015		8,400	8,526
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	283

			27,904

Total Luxembourg (Cost $31,498)			31,876

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020		$500	532

Total Malaysia (Cost $513)			532

MEXICO 4.3%
CORPORATE BONDS & NOTES 0.8%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$500	598
6.375% due 03/01/2035		1,100	1,347
BBVA Bancomer S.A. 6.
500% due 03/10/2021		1,250	1,211
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		700	691
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		700	688
Petroleos Mexicanos
6.000% due 03/05/2020		4,100	4,573
6.500% due 06/02/2041		13,500	15,255
8.000% due 05/03/2019		5,370	6,726

			31,089

SOVEREIGN ISSUES 3.5%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	132,029	9,712
7.500% due 06/21/2012		229,167	16,682
7.750% due 12/14/2017		96,463	7,592
8.000% due 12/17/2015		2,500	196
8.000% due 06/11/2020		389,330	31,067
8.500% due 12/13/2018		231,172	19,016
9.000% due 12/20/2012		266,888	19,923
10.000% due 12/05/2024		271,890	25,111

			129,299

Total Mexico (Cost $169,248)			160,388

NETHERLANDS 2.8%
ASSET-BACKED SECURITIES 0.0%
Jubilee CDO BV
2.165% due 10/15/2019	EUR	369	455

CORPORATE BONDS & NOTES 2.6%
ABN AMRO Bank NV
3.250% due 01/18/2013		3,150	4,150
3.250% due 09/21/2015		7,950	10,750
3.500% due 01/12/2018		1,075	1,454
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$1,398	1,468
4.250% due 02/26/2014	EUR	50	67
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		$2,570	3,020
Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	45
E.ON International Finance BV
5.750% due 05/07/2020		40	62
5.800% due 04/30/2018		$3,000	3,435

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	300	391
3.375% due 05/19/2014		1,817	2,472
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,300	3,719
10.500% due 03/25/2014		8,550	9,633
ING Bank NV
1.028% due 01/13/2012		2,700	2,700
2.625% due 02/09/2012		750	751
3.000% due 09/30/2014	EUR	4,100	5,466
3.250% due 03/03/2016		2,400	3,225
3.375% due 03/03/2014		1,930	2,616
3.375% due 01/11/2018		1,100	1,475
3.900% due 03/19/2014		$4,600	4,856
4.250% due 03/19/2013	EUR	700	937
4.750% due 05/27/2019		100	146
5.250% due 06/05/2018		7,000	10,365
LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,031
NIBC Bank NV
3.125% due 02/17/2012	EUR	1,350	1,752
3.500% due 04/07/2014		1,200	1,630
NXP BV
4.322% due 10/15/2013		75	96
RWE Finance BV
6.625% due 01/31/2019		50	79
SABIC Capital I BV
3.000% due 11/02/2015		$5,450	5,471
SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	3,887
3.500% due 03/10/2014		2,150	2,922
Waha Aerospace BV
3.925% due 07/28/2020		$2,700	2,778

			95,849

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL
2.372% due 04/17/2041	EUR	600	621
Eurosail PLC
2.322% due 10/17/2040		359	406
Storm BV
2.318% due 09/22/2052		794	1,016

			2,043

SOVEREIGN ISSUES 0.1%
Netherlands Government Bond
2.750% due 01/15/2015		1,400	1,917
3.250% due 07/15/2015		1,000	1,397

			3,314

Total Netherlands (Cost $103,848)			101,661

NEW ZEALAND 0.0%
CORPORATE BONDS & NOTES 0.0%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,380

Total New Zealand (Cost $1,353)			1,380

NORWAY 1.3%
CORPORATE BONDS & NOTES 1.3%
DnB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,423
3.375% due 01/20/2017	EUR	1,300	1,765
DnB NOR Bank ASA
5.875% due 06/20/2013		50	68
DnB NOR Boligkreditt
4.125% due 02/01/2013		7,950	10,585
DnB NOR Boligkreditt A/S
2.625% due 01/11/2016		1,100	1,454
2.900% due 03/29/2017		$12,300	12,516
4.625% due 07/03/2013	EUR	1,000	1,315
Sparebanken 1 Boligkreditt A/S
5.000% due 09/10/2013		7,900	10,806

Total Norway (Cost $52,266)			49,932

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	129
5.750% due 09/23/2022		132	38
6.250% due 10/24/2015		5,680	1,710

Total Poland (Cost $2,166)			1,877

QATAR 1.1%
CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033		$500	536
Qatari Diar Finance QSC
3.500% due 07/21/2015		500	520
5.000% due 07/21/2020		5,900	6,313
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		9,693	10,444
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		310	333
6.332% due 09/30/2027		1,000	1,090
6.750% due 09/30/2019		3,550	4,217

			23,453

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
5.250% due 01/20/2020		10,200	11,246
6.400% due 01/20/2040		6,100	7,198

			18,444

Total Qatar (Cost $39,537)			41,897

RUSSIA 1.3%
CORPORATE BONDS & NOTES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,500	1,813
ALROSA Finance S.A.
7.750% due 11/03/2020		700	700
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		360	407
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		12	12

			2,932

SOVEREIGN ISSUES 1.2%
Russia Government International Bond
7.500% due 03/31/2030		36,921	42,967

Total Russia (Cost $44,932)			45,899

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,751

Total South Africa (Cost $3,194)			3,751

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		$6,000	6,039

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
5.125% due 06/29/2020		6,500	6,836
5.875% due 01/14/2015		1,200	1,293
8.125% due 01/21/2014		6,300	6,995
Korea Development Bank
4.000% due 09/09/2016		2,300	2,343

8.000% due 01/23/2014		10,650	11,725

			29,192

Total South Korea (Cost $34,150)			35,231

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.1%
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		$5,000	4,991

Total Spain (Cost $5,000)			4,991

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	30,100	39,617
European Union
3.125% due 04/03/2014		90	121

Total Supranational (Cost $41,659)			39,738

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Nordea Bank AB
1.301% due 01/14/2014		$9,000	8,719
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,935
Stadshypotek AB
3.000% due 10/01/2014		2,900	3,891
3.750% due 12/12/2013		1,250	1,687
Svenska Handelsbanken AB
1.544% due 09/14/2012		$2,500	2,512
Swedbank AB
2.800% due 02/10/2012		600	601
2.900% due 01/14/2013		150	154
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,628

Total Sweden (Cost $26,727)			26,127

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$843	918

Total United Arab Emirates (Cost $900)			918

UNITED KINGDOM 7.1%
CORPORATE BONDS & NOTES 3.9%
Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,700	4,786
3.125% due 06/30/2014		1,400	1,815
3.375% due 06/08/2016		2,600	3,371
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,306
3.875% due 01/15/2014		20,300	26,846
4.500% due 10/23/2013		2,600	3,480
4.750% due 01/26/2015		5,050	6,889
Barclays Bank PLC
0.740% due 09/11/2017		$600	527
4.875% due 03/31/2013	EUR	600	779
5.000% due 09/22/2016		$3,600	3,733
6.750% due 05/22/2019		500	555
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	72
BP Capital Markets PLC
3.125% due 03/10/2012		$1,200	1,206
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	324
HBOS PLC
0.728% due 09/06/2017		4,500	3,186
HSBC Bank PLC
0.887% due 05/15/2013		4,300	4,267
3.100% due 05/24/2016		4,800	4,806
HSBC Holdings PLC
3.625% due 06/29/2020	EUR	400	484
5.100% due 04/05/2021		$300	319

6.800% due 06/01/2038		500	519
7.625% due 05/17/2032		700	707
Lloyds TSB Bank PLC
4.375% due 01/12/2015		100	96
4.875% due 01/21/2016		8,900	8,683
6.375% due 06/17/2016	EUR	4,200	5,617
12.000% due 12/29/2049		$3,500	3,211
Nationwide Building Society
3.500% due 12/07/2015	EUR	5,000	6,626
3.875% due 12/05/2013		2,450	3,272
4.625% due 09/13/2012		1,900	2,504
5.500% due 07/18/2012		$4,800	4,908
Northern Rock Asset Management PLC
3.625% due 03/28/2013	EUR	13,100	17,219
Royal Bank of Scotland Group PLC
1.316% due 04/23/2012		$2,700	2,704
2.625% due 05/11/2012		600	604
3.000% due 09/08/2016	EUR	5,000	6,454
4.625% due 09/22/2021		4,300	3,541
Santander UK PLC
1.774% due 08/28/2017 (m)		2,900	3,143
1.806% due 10/10/2017		800	788
7.375% due 09/29/2049	GBP	500	704
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,022
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	75

			146,148

MORTGAGE-BACKED SECURITIES 0.3%
Arran Residential Mortgages Funding PLC
2.859% due 05/16/2047		7,600	9,762
Granite Master Issuer PLC
0.485% due 12/20/2054		$227	217
1.317% due 12/20/2054	EUR	1,827	2,256

			12,235

SOVEREIGN ISSUES 2.9%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	36,700	60,916
3.750% due 09/07/2019		50	90
3.750% due 09/07/2020		2,600	4,668
4.000% due 09/07/2016		50	89
4.000% due 03/07/2022		20,700	37,940
4.500% due 03/07/2019		1,750	3,273

			106,976

Total United Kingdom (Cost $277,540)			265,359

UNITED STATES 33.5%
ASSET-BACKED SECURITIES 0.2%
Access Group, Inc.
1.718% due 10/27/2025		$799	803
Bear Stearns Second Lien Trust
0.514% due 12/25/2036		110	105
JPMorgan Mortgage Acquisition Corp.
0.374% due 08/25/2036		8	2
Massachusetts Educational Financing Authority
1.368% due 04/25/2038		265	265
Mid-State Trust
8.330% due 04/01/2030		417	420
SLM Student Loan Trust
1.696% due 09/15/2021	EUR	1,065	1,331
1.918% due 04/25/2023		$528	541
3.500% due 08/17/2043		1,267	1,249
3.528% due 05/16/2044		1,801	1,838

			6,554

BANK LOAN OBLIGATIONS 0.3%
CommScope, Inc.
5.000% due 01/14/2018		993	988
Delos Aircraft, Inc.
7.000% due 03/17/2016		1,000	1,007
HCA, Inc.
2.546% due 11/17/2013		3,000	2,958
2.796% due 05/02/2016		1,925	1,811
International Lease Finance Corp.
6.750% due 03/17/2015		500	503
Novelis, Inc.
3.750% due 03/10/2017		1,980	1,951

Springleaf Finance Corp.
5.500% due 05/10/2017		2,500	2,182
U.S. Airways Group, Inc.
2.796% due 03/23/2014		592	512
Vodafone Group PLC
6.875% due 08/17/2015		1,070	1,070

			12,982

CORPORATE BONDS & NOTES 11.7%
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,925
Alcoa, Inc.
5.400% due 04/15/2021		10,500	10,535
Ally Financial, Inc.
0.000% due 06/15/2015		1,700	1,262
1.750% due 10/30/2012		10,900	11,043
3.963% due 06/20/2014		1,200	1,128
6.250% due 12/01/2017		2,100	2,034
6.750% due 12/01/2014		1,800	1,818
7.500% due 09/15/2020		4,700	4,765
8.300% due 02/12/2015		400	423
Altria Group, Inc.
4.750% due 05/05/2021		300	331
7.750% due 02/06/2014		1,500	1,696
9.250% due 08/06/2019		800	1,075
9.700% due 11/10/2018		5,700	7,677
American Airlines Pass-Through Trust
8.625% due 04/15/2023 ^		350	357
American Express Bank FSB
0.424% due 05/29/2012		50	50
5.500% due 04/16/2013		3,500	3,660
American Express Credit Corp.
5.875% due 05/02/2013		300	316
American International Group, Inc.
3.750% due 11/30/2013		2,000	1,964
5.050% due 10/01/2015		15,700	15,219
5.850% due 01/16/2018		42	41
6.765% due 11/15/2017	GBP	273	405
8.250% due 08/15/2018		$250	265
8.625% due 05/22/2068	GBP	300	377
Anadarko Petroleum Corp.
5.750% due 06/15/2014		$2,000	2,154
5.950% due 09/15/2016		400	454
7.625% due 03/15/2014		1,000	1,112
AT&T Corp.
8.000% due 11/15/2031		7	10
AT&T, Inc.
5.350% due 09/01/2040		228	257
Aviation Capital Group Corp.
7.125% due 10/15/2020		11,400	11,045
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,502
4.250% due 04/05/2017		3,005	3,922
Bank of America Corp.
1.040% due 09/11/2012		$1,300	1,263
6.000% due 09/01/2017		440	430
6.500% due 08/01/2016		485	489
7.375% due 05/15/2014		200	208
Bear Stearns Cos. LLC
5.700% due 11/15/2014		500	544
Black & Decker Corp.
8.950% due 04/15/2014		50	58
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,101
Buckeye Partners LP
4.875% due 02/01/2021		3,500	3,689
Capital One Bank USA N.A.
6.500% due 06/13/2013		371	392
Capital One Financial Corp.
7.375% due 05/23/2014		500	550
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		6,900	7,319
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,309
7.000% due 05/01/2016		350	350
Citigroup Funding, Inc.
1.875% due 10/22/2012		10,900	11,053
Citigroup, Inc.
1.307% due 02/15/2013		4,000	3,927
2.453% due 08/13/2013		9,500	9,329
5.500% due 04/11/2013		2,500	2,553
6.000% due 08/15/2017		5,400	5,667
6.125% due 05/15/2018		689	734
6.375% due 08/12/2014		100	105

6.500% due 08/19/2013		4,400	4,583
8.500% due 05/22/2019		3,500	4,124
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,667
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,032
Comcast Corp.
5.700% due 07/01/2019		5,000	5,808
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,900	1,748
CVS Pass-Through Trust
7.507% due 01/10/2032		2,699	3,130
Cytec Industries, Inc.
8.950% due 07/01/2017		250	299
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,344
DirecTV Holdings LLC
5.200% due 03/15/2020		3,500	3,777
Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,671
7.600% due 05/15/2014		2,000	2,263
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,893
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		6,800	7,406
8.125% due 01/15/2020		2,000	2,361
8.700% due 10/01/2014		5,200	5,820
General Electric Capital Corp.
2.625% due 12/28/2012		10,900	11,164
5.625% due 05/01/2018		40	45
5.875% due 01/14/2038		430	456
6.875% due 01/10/2039		200	240
Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	9,116
Goldman Sachs Group, Inc.
0.894% due 01/12/2015		200	177
1.020% due 03/22/2016		534	461
1.940% due 01/30/2017	EUR	2,200	2,312
5.375% due 02/15/2013		2,500	3,250
5.500% due 11/15/2014		$200	206
5.950% due 01/18/2018		3,500	3,588
6.000% due 05/01/2014		1,500	1,558
6.150% due 04/01/2018		255	263
7.500% due 02/15/2019		5,000	5,528
Health Care Service Corp.
4.700% due 01/15/2021		4,800	5,164
HSBC Finance Corp.
6.676% due 01/15/2021		15,600	16,158
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,003
5.400% due 02/15/2012		300	301
5.875% due 05/01/2013		1,000	990
6.375% due 03/25/2013		5,300	5,300
6.750% due 09/01/2016		700	721
7.125% due 09/01/2018		350	364
JPMorgan Chase & Co.
1.967% due 10/12/2015	EUR	800	902
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		3,700	4,000
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$19	22
6.850% due 02/15/2020		400	471
6.950% due 01/15/2038		75	85
7.400% due 03/15/2031		200	239
9.000% due 02/01/2019		300	379
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,224
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	373
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,163
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		1,500	1,472
5.000% due 01/15/2015		200	193
6.150% due 04/25/2013		800	808
6.400% due 08/28/2017		4,250	4,121
6.875% due 04/25/2018		4,820	4,757
6.875% due 11/15/2018		14,354	13,853
Morgan Stanley
0.855% due 10/18/2016		200	161
0.883% due 10/15/2015		44	37
0.913% due 06/20/2012		100	100
1.970% due 04/13/2016	EUR	4,450	4,675
1.992% due 01/16/2017		4,300	4,335

6.625% due 04/01/2018		$200	198
7.300% due 05/13/2019		400	408
NBCUniversal Media LLC
5.150% due 04/30/2020		3,500	3,902
NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,010
7.119% due 12/15/2017		1,800	1,779
Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,813
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,960
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	33
6.625% due 06/15/2035		250	286
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,109
Qwest Communications International, Inc.
7.500% due 02/15/2014		300	302
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	312
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	381
6.250% due 07/15/2013		1,300	1,373
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,006
SLM Corp.
0.718% due 01/27/2014		896	810
5.375% due 01/15/2013		8,400	8,461
8.000% due 03/25/2020		2,000	2,025
Springleaf Finance Corp.
5.900% due 09/15/2012		2,000	1,923
Stone Street Trust
5.902% due 12/15/2015		13,000	11,954
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	356
UAL Pass-Through Trust
10.400% due 05/01/2018		307	340
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	86
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,256
Valero Energy Corp.
9.375% due 03/15/2019		50	64
Wachovia Bank N.A.
0.812% due 11/03/2014		1,900	1,792
0.876% due 03/15/2016		1,200	1,075
Wachovia Corp.
0.773% due 10/15/2016		1,600	1,425
0.816% due 06/15/2017		64	58
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		3,200	3,273
WEA Finance LLC
5.750% due 09/02/2015		500	532
Wells Fargo & Co.
0.625% due 10/28/2015		600	572
WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	26,616
4.375% due 05/19/2014		22,650	30,470

			438,523

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Funding Corp.
2.695% due 05/25/2035		$967	944
Banc of America Large Loan, Inc.
5.639% due 02/17/2051		3,100	3,402
Bear Stearns Adjustable Rate Mortgage Trust
2.853% due 02/25/2034		65	55
Bear Stearns Alt-A Trust
2.592% due 05/25/2035		461	338
2.772% due 09/25/2035		221	140
Citigroup Mortgage Loan Trust, Inc.
4.959% due 05/25/2035		432	366
Countrywide Alternative Loan Trust
0.574% due 02/25/2037		1,527	724
0.587% due 11/20/2035		168	85
2.889% due 06/25/2037		1,109	647
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 06/25/2035		972	820
2.795% due 08/25/2034		38	26
Downey Savings & Loan Association Mortgage Loan Trust
2.688% due 07/19/2044		171	121
Extended Stay America Trust
2.951% due 11/05/2027		2,548	2,561

Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	90	72
Harborview Mortgage Loan Trust
2.750% due 07/19/2035	149	111
Indymac Index Mortgage Loan Trust
0.534% due 07/25/2035	29	17
2.592% due 12/25/2034	23	16
JPMorgan Mortgage Trust
2.798% due 07/25/2035	1,767	1,626
5.024% due 02/25/2035	80	78
Merrill Lynch Floating Trust
0.814% due 07/09/2021	2,350	2,178
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	129	84
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.962% due 08/12/2049	1,300	1,417
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035	24	20
1.270% due 10/25/2035	21	17
Morgan Stanley Capital
5.692% due 04/15/2049	300	319
Morgan Stanley Re-REMIC Trust
5.790% due 08/15/2045	200	225
Residential Accredit Loans, Inc.
0.474% due 06/25/2046	257	81
WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045	285	184
1.608% due 08/25/2042	26	20
Wells Fargo Mortgage-Backed Securities Trust
2.948% due 01/25/2035	143	132

		16,826

MUNICIPAL BONDS & NOTES 3.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	11,200	13,284
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	16,500	20,568
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	4,700	6,189
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,381
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,140
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,600	1,798
Los Angeles CA Wastewater System Revenue, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,577
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,400	14,477
6.750% due 08/01/2049	6,900	8,796
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,700	3,353
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	2,200	2,580
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,136
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,000	2,740
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	4,800	5,484
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	1,500	1,742
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2035	4,000	4,349
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	7,520
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,270
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	4,100	5,045
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,784
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	25	32

		126,245

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust I
8.125% due 02/15/2040	150,000	2,901

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 10.4%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,482
0.724% due 11/25/2040	7,382	7,361
0.744% due 11/25/2040	7,622	7,595
1.494% due 09/25/2039	7,012	7,144
2.375% due 07/28/2015	100	106
3.000% due 02/01/2027	10,000	10,298
3.500% due 08/01/2013 - 01/01/2042	29,326	30,208
4.000% due 11/01/2040 - 01/01/2042	43,152	45,386
4.500% due 01/01/2027 - 01/01/2042	33,249	35,424
5.000% due 01/01/2042	73,000	78,874
5.500% due 01/01/2042	119,000	129,598
Freddie Mac
0.758% due 10/15/2040	15,316	15,277
4.500% due 06/01/2041	2,851	3,023
5.000% due 07/15/2014	600	667
NCUA Guaranteed Notes
0.654% due 03/06/2020	6,941	6,941
Tennessee Valley Authority
4.700% due 07/15/2033	1,200	1,418
5.250% due 09/15/2039	1,450	1,855
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (b)	1,000	1,050

		388,707

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
3.750% due 08/15/2041 (f)(i)	62,150	72,929
U.S. Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020	12,043	13,630
2.125% due 02/15/2041 (h)	18,197	24,587
2.375% due 01/15/2025	1,922	2,444
2.375% due 01/15/2027	2,021	2,612
2.500% due 01/15/2029 (f)(h)(i)	46,949	62,703
3.875% due 04/15/2029	9,090	14,180
U.S. Treasury Notes
1.375% due 11/30/2018 (f)(h)(i)	65,300	65,535
2.000% due 11/15/2021	400	404

		259,024

Total United States (Cost $1,212,868)		1,251,762

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,200	1,061
GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,900	4,231
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,025
7.250% due 02/02/2020	1,700	1,768
7.500% due 07/18/2016	3,450	3,648
7.875% due 03/13/2018	3,600	3,884

Total Virgin Islands (British) (Cost $15,892)		15,617

SHORT-TERM INSTRUMENTS 16.5%
CERTIFICATES OF DEPOSIT 0.6%
Banco Bradesco S.A.
1.950% due 01/24/2013	$4,000	4,031
Banco de Brasil New York
1.166% due 01/17/2012	7,400	7,397
BNP Paribas
0.879% due 03/02/2012	5,600	5,599
Itau Unibanco S.A.
0.000% due 01/11/2012	7,000	6,998

		24,025

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.060% due 01/03/2012	6,000	6,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $6,216. Repurchase proceeds are $6,000.)

JAPAN TREASURY BILLS 1.4%
0.100% due 01/23/2012	JPY 4,090,000	53,135

U.S. TREASURY BILLS 0.5%
0.046% due 02/02/2012 - 06/28/2012 (a)(e)(f)(i)	$20,454	20,452

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 13.8%
PIMCO Short-Term Floating NAV Portfolio	51,653,007	517,253

Total Short-Term Instruments (Cost $620,591)		620,865

PURCHASED OPTIONS (k) 0.0%
(Cost $848)		371
Total Investments 105.5% (Cost $3,926,859)		$3,944,477
Written Options (l) (0.1%) (Premiums $2,508)		(1,970)
Other Assets and Liabilities (Net) (5.4%)		(203,706)

Net Assets 100.0%		$3,738,801

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(f)	Securities with an aggregate market value of $36,907 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $31,257 at a weighted average interest rate of (0.462%). On December 31, 2011, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $6,995 and cash of $10 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2014	251	$290
90-Day Euribor March Futures	Long	03/2014	251	271
90-Day Eurodollar June Futures	Long	06/2014	834	1,700
90-Day Eurodollar March Futures	Long	03/2014	2,268	5,807
Canada Government 10-Year Bond March Futures	Long	03/2012	57	81
U.S. Treasury 10-Year Note March Futures	Long	03/2012	789	232
U.S. Treasury 10-Year Note March Futures	Short	03/2012	164	(164)
United Kingdom 10-Year Gilt March Futures	Long	03/2012	467	2,463

				$10,680

(i)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $15,384 and cash of $13 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.800%	09/14/2016		$24,000	$(819)	$(322)
Receive	3-Month USD-LIBOR	1.800%	10/13/2016		8,200	(268)	(110)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018		19,700	(1,841)	(133)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021		385,700	(53,150)	(2,893)
Receive	3-Month USD-LIBOR	3.000%	08/26/2021		17,100	(1,719)	(640)
Pay	3-Month USD-LIBOR	4.000%	09/21/2021		216,900	10,930	4,976
Receive	3-Month USD-LIBOR	3.000%	10/13/2021		57,000	(5,509)	(2,139)
Pay	6-Month EUR-EURIBOR	2.000%	06/15/2012	EUR	238,200	785	18
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		62,900	2,571	1,837
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		73,000	5,158	268

						$(43,862)	$862

(j)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.227%	$50	$(2)	$0	$(2)
Brazil Government International Bond	BOA	(1.000%	)	09/20/2016	1.525%	47,400	1,103	636	467
Brazil Government International Bond	DUB	(1.000%	)	09/20/2016	1.525%	6,000	139	61	78
Brazil Government International Bond	HUS	(1.000%	)	09/20/2016	1.525%	26,100	607	355	252
Brazil Government International Bond	MYC	(1.000%	)	09/20/2016	1.525%	50,000	1,163	510	653
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	2.032%	250	13	23	(10)
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.848%	350	(39)	(36)	(3)
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.457%	50	(1)	0	(1)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	7.616%	3,000	117	19	98
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	6.627%	450	26	(42)	68
RR Donnelley & Sons Co.	GST	(1.000%	)	09/20/2016	6.627%	550	117	69	48
Valero Energy Corp.	GST	(2.700%	)	03/20/2019	2.407%	50	(1)	0	(1)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.713%	1,000	49	16	33

							$3,291	$1,611	$1,680

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2016	3.206%		$3,400	$(287)	$(124)	$(163)
Alcoa, Inc.	GST	1.000%	06/20/2016	3.346%		6,000	(565)	(173)	(392)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.433%		4,400	7	(11)	18
American International Group, Inc.	BOA	1.000%	12/20/2020	4.832%		350	(79)	(80)	1
ArcelorMittal	BPS	1.000%	03/20/2016	5.121%		3,400	(504)	(202)	(302)
Australia Government Bond	BOA	1.000%	09/20/2015	0.613%		7,400	107	171	(64)
Australia Government Bond	BRC	1.000%	03/20/2016	0.675%		1,800	25	39	(14)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.435%		300	(7)	(13)	6
Banque Centrale de Tunisie S.A.	BRC	1.000%	03/20/2016	2.423%		14,600	(816)	(568)	(248)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.866%	EUR	900	6	(135)	141
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.866%		$600	85	9	76
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.866%		1,200	171	37	134
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.902%		900	136	15	121
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.857%		4,850	(335)	(202)	(133)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%		1,200	3	1	2
Brazil Government International Bond	BRC	3.810%	02/20/2014	1.073%		40	3	0	3
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%		800	2	1	1
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.857%		660	(46)	(26)	(20)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.994%		27,100	14	174	(160)
Brazil Government International Bond	DUB	1.000%	03/20/2021	1.848%		10,000	(670)	(446)	(224)
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.857%		3,750	(259)	(166)	(93)
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.866%		31,200	(2,221)	(1,403)	(818)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%		700	2	1	1
China Government International Bond	BRC	1.000%	12/20/2012	0.720%		400	1	(1)	2
China Government International Bond	CBK	1.000%	12/20/2016	1.450%		12,650	(263)	(379)	116
China Government International Bond	DUB	1.000%	12/20/2016	1.450%		800	(16)	(40)	24
China Government International Bond	FBF	1.000%	03/20/2015	1.087%		7,000	(16)	76	(92)
China Government International Bond	FBF	1.000%	12/20/2016	1.450%		4,800	(100)	(235)	135
China Government International Bond	JPM	1.000%	12/20/2016	1.450%		11,400	(237)	(553)	316
China Government International Bond	MYC	1.000%	12/20/2016	1.450%		13,800	(287)	(481)	194
China Government International Bond	RYL	1.000%	12/20/2016	1.450%		1,400	(29)	(65)	36
China Government International Bond	UAG	1.000%	12/20/2016	1.450%		800	(16)	(37)	21
Comcast Corp.	CBK	1.000%	12/20/2015	0.806%		3,000	24	16	8
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.303%		4,200	(198)	(127)	(71)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.122%		1,000	(5)	(1)	(4)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.928%		1,200	3	(47)	50
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.122%		500	(2)	0	(2)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.928%		2,000	5	(35)	40
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		2,800	(13)	(8)	(5)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%		1,000	(7)	(8)	1
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.122%		1,000	(4)	(1)	(3)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.122%		500	(2)	0	(2)
Export-Import Bank of China	BOA	1.000%	09/20/2016	2.174%		650	(33)	(18)	(15)
Export-Import Bank of China	FBF	1.000%	12/20/2012	1.210%		600	(1)	(8)	7
Export-Import Bank of China	FBF	1.000%	12/20/2016	2.229%		1,800	(101)	(175)	74
Export-Import Bank of China	MYC	1.000%	09/20/2016	2.174%		650	(33)	(18)	(15)
France Government Bond	BOA	0.250%	12/20/2015	1.997%		20,900	(1,363)	(722)	(641)
France Government Bond	GST	0.250%	09/20/2016	2.128%		15,900	(1,300)	(936)	(364)
France Government Bond	MYC	0.250%	06/20/2016	2.082%		2,200	(167)	(96)	(71)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	03/20/2016	1.674%		3,400	(91)	(10)	(81)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%		1,500	(14)	(31)	17
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%		1,700	(16)	(35)	19
General Electric Capital Corp.	BPS	1.000%	03/20/2014	1.952%		1,100	(22)	(42)	20
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.368%		200	(10)	(12)	2
General Electric Capital Corp.	JPM	1.000%	09/20/2014	2.124%		800	(24)	(28)	4
General Electric Capital Corp.	MYC	1.000%	03/20/2014	1.952%		21,300	(430)	(690)	260
General Electric Capital Corp.	UAG	1.000%	12/20/2015	2.342%		10,600	(521)	(367)	(154)
Germany Government Bond	CBK	0.250%	06/20/2016	0.918%		2,200	(63)	(36)	(27)
Germany Government Bond	GST	0.250%	12/20/2016	0.989%		35,100	(1,233)	(1,172)	(61)
Japan Government International Bond	BPS	1.000%	09/20/2015	1.180%		6,400	(39)	37	(76)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.254%		1,700	(17)	23	(40)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%		3,900	(39)	34	(73)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.254%		2,800	(27)	41	(68)
Lincoln National Corp.	GST	1.000%	03/20/2016	3.218%		3,600	(304)	(104)	(200)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	4.898%		100	(3)	(3)	0
MetLife, Inc.	CBK	1.000%	03/20/2016	3.107%		3,400	(273)	(73)	(200)
MetLife, Inc.	GST	1.000%	06/20/2016	3.150%		6,000	(515)	(173)	(342)
Mexico Government International Bond	CBK	1.000%	12/20/2014	1.136%		60	0	(2)	2

Mexico Government International Bond	CBK	1.000%	03/20/2016	1.362%		850	(12)	(9)	(3)
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.782%		50	(4)	(2)	(2)
Mexico Government International Bond	DUB	1.000%	06/20/2021	1.782%		10,000	(634)	(388)	(246)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.791%		20,000	(1,307)	(753)	(554)
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.324%		13,450	(162)	0	(162)
Mexico Government International Bond	JPM	1.000%	03/20/2016	1.362%		5,000	(72)	(53)	(19)
Mexico Government International Bond	MYC	1.000%	06/20/2021	1.782%		3,750	(238)	(139)	(99)
Prudential Financial, Inc.	BPS	1.000%	03/20/2016	2.512%		3,400	(199)	(60)	(139)
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.135%		600	(3)	0	(3)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		3,000	(15)	(3)	(12)
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.176%		500	(4)	(4)	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		900	(5)	(1)	(4)
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.176%		500	(4)	(4)	0
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.135%		1,000	(5)	(1)	(4)
Russia Government International Bond	BRC	1.000%	12/20/2012	1.564%		3,900	(20)	(54)	34
Russia Government International Bond	BRC	1.000%	09/20/2015	2.541%		3,400	(183)	(124)	(59)
Russia Government International Bond	CBK	1.000%	12/20/2012	1.564%		1,200	(6)	(15)	9
Russia Government International Bond	DUB	1.000%	12/20/2012	1.564%		500	(3)	(7)	4
Russia Government International Bond	FBF	1.000%	12/20/2012	1.564%		400	(2)	(4)	2
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%		4,400	(23)	(52)	29
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%		4,400	(22)	(49)	27
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%		400	(2)	(4)	2
SLM Corp.	UAG	5.000%	12/20/2016	6.268%		350	(17)	(11)	(6)
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%		3,000	1	(16)	17
South Korea Government Bond	DUB	1.000%	09/20/2015	1.402%		300	(4)	(2)	(2)
South Korea Government Bond	FBF	1.000%	12/20/2012	0.982%		800	1	(4)	5
South Korea Government Bond	JPM	1.000%	12/20/2012	0.982%		4,400	3	(27)	30
Teck Resources Ltd.	CBK	1.000%	03/20/2016	1.707%		3,400	(95)	(10)	(85)
Texas State General Obligation Bonds, Series 2003	MYC	0.950%	03/20/2021	1.078%		7,200	(68)	0	(68)
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.461%	EUR	2,400	(28)	(24)	(4)
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.214%		3,000	1	(25)	26
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.214%		9,100	4	(88)	92

							$(16,156)	$(11,576)	$(4,580)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Depreciation
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$4,350	$350	$546	$(196)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	2,000	161	265	(104)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,500	385	608	(223)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	29,700	(125)	183	(308)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015	1,700	(8)	11	(19)
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	2,500	(18)	12	(30)

					$745	$1,625	$(880)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.420%	01/02/2013	MYC	BRL	241,200	$1,462	$0	$1,462
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		179,900	1,240	152	1,088
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		78,100	660	221	439
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		18,300	280	18	262
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		71,000	1,193	42	1,151
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		33,000	534	152	382
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		61,700	1,361	186	1,175
Pay	1-Year BRL-CDI	12.450%	01/02/2013	BRC		145,500	1,817	82	1,735
Pay	1-Year BRL-CDI	12.460%	01/02/2013	HUS		104,500	1,313	40	1,273
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		106,400	1,364	20	1,344
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		54,000	878	42	836
Pay	1-Year BRL-CDI	11.930%	01/02/2014	HUS		161,000	2,596	(38)	2,634
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		46,700	1,010	275	735
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	611	(5)	616

Receive	3-Month USD-LIBOR	1.750%	11/16/2016	FBF		$5,200	(146)	0	(146)
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	FBF		30,000	(3,042)	(166)	(2,876)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HUS	MXN	38,479	158	(3)	161
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BRC		49,880	206	0	206
Pay	28-Day MXN TIIE	6.590%	12/08/2015	CBK		621,000	1,590	(2)	1,592
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		183,700	(69)	119	(188)

							$15,016	$1,135	$13,881

(k)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$24,500	$848	$371

(l)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$3,000	$10	$(8)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	3,000	10	(10)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	13,500	14	(3)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	13,500	14	(50)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	49,200	174	(132)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	49,200	174	(159)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012	16,400	13	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	16,400	13	(57)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	93,800	129	(18)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	93,800	129	(345)
Call - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.450%	02/13/2012	8,500	15	0
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	8,500	14	(50)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	11,900	34	(13)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	11,900	34	(64)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	5,600	17	(6)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	5,600	17	(30)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	17,000	122	(133)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	17,000	122	(96)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	16,000	97	(80)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	16,000	97	(80)
Call - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.700%	02/13/2012	17,000	65	(3)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	17,000	65	(83)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	109,900	805	(343)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	4,600	69	(83)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	4,600	69	(30)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR 1,000	7	0

							$2,329	$(1,876)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$(41)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	(53)

						$179	$(94)

(m)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.774%	08/28/2017	03/31/2011	$3,809	$3,143	0.08%

(n)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	0.000%	01/01/2027	$9,000	$9,141	$(9,259)
Fannie Mae	3.500%	01/01/2027	2,000	2,087	(2,092)
Fannie Mae	4.000%	01/01/2042	42,000	43,570	(44,133)
Fannie Mae	4.500%	01/01/2042	29,000	30,680	(30,867)
Fannie Mae	6.000%	02/01/2042	32,000	35,025	(35,165)
Freddie Mac	4.500%	01/01/2042	2,000	2,112	(2,119)

				$122,615	$(123,635)

(o)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,508	02/2012	DUB	$45	$0	$45
Sell		238,484	02/2012	WST	0	(8,357)	(8,357)
Buy	BRL	61,687	01/2012	HUS	186	0	186
Sell		61,687	01/2012	HUS	11	(755)	(744)
Buy		61,687	01/2012	MSC	0	(1,266)	(1,266)
Sell		61,687	01/2012	MSC	0	(186)	(186)
Sell		61,687	03/2012	MSC	1,299	0	1,299
Sell	CAD	13,851	02/2012	BRC	0	(55)	(55)
Buy		2,161	02/2012	DUB	26	0	26
Sell		16,385	02/2012	DUB	0	(21)	(21)
Buy		371	02/2012	JPM	3	0	3
Sell		35,599	02/2012	RBC	11	(131)	(120)
Sell		18,616	02/2012	UAG	0	(113)	(113)
Buy	CHF	38,257	03/2012	BRC	0	(528)	(528)
Buy	CLP	7,085,961	03/2012	UAG	449	0	449
Sell		73,875	03/2012	UAG	9	0	9
Buy	CNY	20,651	02/2012	BRC	10	0	10
Sell		12,400	02/2012	BRC	0	(7)	(7)
Buy		64,237	02/2012	DUB	245	0	245
Sell		158,818	02/2012	DUB	0	(81)	(81)
Buy		79,094	02/2012	HUS	145	0	145
Sell		63,531	02/2012	JPM	0	(33)	(33)
Sell		68,235	02/2012	MSC	0	(121)	(121)
Buy		80,663	02/2012	RYL	149	0	149
Sell		74,211	06/2012	BRC	0	(73)	(73)
Buy		10,000	06/2012	CBK	7	0	7
Sell		63,481	06/2012	CBK	19	0	19
Buy		7,400	06/2012	DUB	2	0	2
Buy		7,159	06/2012	GST	5	0	5
Buy		524,671	06/2012	HUS	9	(204)	(195)
Sell		177,911	06/2012	HUS	0	(151)	(151)
Buy		70,280	06/2012	JPM	5	0	5
Sell		231,478	06/2012	MSC	0	(219)	(219)
Buy		26,000	06/2012	SOG	2	0	2
Sell		45,508	06/2012	UAG	0	(42)	(42)
Buy		37,285	02/2013	DUB	0	(47)	(47)
Buy		25,000	02/2013	JPM	0	(54)	(54)
Buy		31,000	08/2013	DUB	0	(123)	(123)
Buy		22,000	08/2013	RYL	0	(73)	(73)
Buy		24,000	08/2013	UAG	0	(88)	(88)
Buy		25,000	04/2014	RYL	0	(209)	(209)
Buy		100,000	09/2015	CBK	0	(984)	(984)
Buy		117,180	09/2015	DUB	0	(1,113)	(1,113)
Buy		28,920	09/2015	JPM	0	(269)	(269)
Sell	COP	238,940	02/2012	CBK	6	0	6
Buy		304,640	02/2012	HUS	0	(12)	(12)
Buy		23,305,582	02/2012	UAG	0	(871)	(871)
Buy	EUR	6,774	01/2012	BRC	0	(403)	(403)
Sell		2,564	01/2012	BRC	134	0	134
Buy		3,497	01/2012	CBK	0	(18)	(18)
Buy		21,266	01/2012	DUB	0	(1,926)	(1,926)
Sell		2,150	01/2012	DUB	84	0	84
Buy		40,197	01/2012	FBL	0	(3,295)	(3,295)
Buy		38,979	01/2012	JPM	0	(2,968)	(2,968)
Buy		1,552	01/2012	MSC	4	0	4
Buy		1,909	01/2012	UAG	0	(13)	(13)
Buy	GBP	9,473	03/2012	JPM	0	(155)	(155)
Buy	HKD	2,056	02/2012	CBK	1	0	1
Buy		1,100	02/2012	FBL	0	0	0
Buy		500	02/2012	UAG	0	0	0
Buy	HUF	29,124	01/2012	BRC	0	(9)	(9)
Sell		2,797,626	01/2012	CBK	984	0	984
Buy	INR	1,474,316	07/2012	JPM	0	(2,238)	(2,238)
Buy	JPY	14,383,593	01/2012	CBK	0	(454)	(454)
Sell		4,090,000	01/2012	DUB	242	0	242
Sell		4,343	01/2012	JPM	0	(1)	(1)
Sell	KRW	14,407,576	02/2012	JPM	197	0	197
Buy		117,139,862	02/2012	UAG	0	(2,172)	(2,172)
Sell		15,141,259	02/2012	UAG	282	0	282
Buy	MXN	32,274	03/2012	BRC	4	(2)	2
Buy		38,584	03/2012	HUS	5	0	5
Sell		239,358	03/2012	HUS	588	0	588
Buy		1,080	03/2012	JPM	0	0	0
Sell	MYR	897	04/2012	CBK	8	0	8
Sell		77,958	04/2012	JPM	0	(77)	(77)
Buy		148,724	04/2012	UAG	0	(2,579)	(2,579)
Buy	NOK	26,246	03/2012	BRC	0	(152)	(152)
Buy	NZD	1,897	02/2012	UAG	59	0	59
Sell	PEN	91	02/2012	DUB	0	(1)	(1)
Sell	PHP	380,638	03/2012	BRC	218	0	218
Buy		921,238	03/2012	CBK	0	(184)	(184)

Sell		1,280,522	03/2012	CBK	183	0	183
Buy		115,126	03/2012	HUS	0	(84)	(84)
Sell		108,186	03/2012	HUS	2	0	2
Buy		739,000	03/2012	JPM	0	(127)	(127)
Buy	PLN	52,862	02/2012	DUB	0	(1,292)	(1,292)
Sell	RUB	9,425	03/2012	BRC	11	0	11
Buy		934,406	03/2012	CBK	0	(2,841)	(2,841)
Buy	SEK	173,135	03/2012	BRC	0	(437)	(437)
Buy	SGD	12,959	02/2012	BRC	0	(102)	(102)
Buy		5,800	02/2012	GST	8	0	8
Buy		7,800	02/2012	HUS	11	0	11
Sell		633	02/2012	UAG	6	0	6
Buy	THB	9,312	02/2012	DUB	0	(1)	(1)
Buy	TWD	220,234	01/2012	BRC	0	(416)	(416)
Sell		10,856	01/2012	BRC	12	0	12
Buy		247,552	01/2012	CBK	0	(454)	(454)
Buy		150,000	01/2012	GST	0	(275)	(275)
Buy		372,409	01/2012	HUS	0	(759)	(759)
Sell		65,512	01/2012	HUS	107	0	107
Buy		150,000	01/2012	JPM	0	(271)	(271)
Buy	ZAR	177,104	01/2012	HUS	0	(565)	(565)

					$5,793	$(40,457)	$(34,664)

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$18,711	$0	$18,711
Sovereign Issues	0	283,537	0	283,537
Bahrain
Sovereign Issues	0	3,800	0	3,800
Bermuda
Corporate Bonds & Notes	0	12,541	0	12,541
Brazil
Corporate Bonds & Notes	0	37,262	2,998	40,260
Sovereign Issues	0	89,000	0	89,000
Canada
Asset-Backed Securities	0	2,434	0	2,434
Corporate Bonds & Notes	0	44,592	0	44,592
Sovereign Issues	0	218,025	0	218,025
Cayman Islands
Asset-Backed Securities	0	7,074	0	7,074
Corporate Bonds & Notes	0	29,033	0	29,033
Chile
Corporate Bonds & Notes	0	6,663	0	6,663
Colombia
Corporate Bonds & Notes	0	2,187	0	2,187
Denmark
Corporate Bonds & Notes	0	12,396	0	12,396
Egypt
Bank Loan Obligations	0	1,604	0	1,604
Finland
Corporate Bonds & Notes	0	1,162	0	1,162
France
Corporate Bonds & Notes	0	82,187	0	82,187
Sovereign Issues	0	17,196	0	17,196
Germany
Bank Loan Obligations	0	1,292	0	1,292
Corporate Bonds & Notes	0	7,488	0	7,488
Sovereign Issues	0	232,027	0	232,027
Hong Kong
Corporate Bonds & Notes	0	4,890	0	4,890
India
Corporate Bonds & Notes	0	11,503	0	11,503
Indonesia
Corporate Bonds & Notes	0	3,454	0	3,454
Ireland
Asset-Backed Securities	0	2,223	0	2,223
Corporate Bonds & Notes	0	12,436	0	12,436
Italy
Corporate Bonds & Notes	0	6,141	0	6,141
Japan
Corporate Bonds & Notes	0	10,608	0	10,608
Sovereign Issues	0	79,841	0	79,841
Luxembourg
Bank Loan Obligations	0	3,972	0	3,972
Corporate Bonds & Notes	0	27,904	0	27,904
Malaysia
Corporate Bonds & Notes	0	532	0	532
Mexico
Corporate Bonds & Notes	0	31,089	0	31,089

Sovereign Issues	0	129,299	0	129,299
Netherlands
Asset-Backed Securities	0	455	0	455
Corporate Bonds & Notes	0	95,849	0	95,849
Mortgage-Backed Securities	0	2,043	0	2,043
Sovereign Issues	0	3,314	0	3,314
New Zealand
Corporate Bonds & Notes	0	1,380	0	1,380
Norway
Corporate Bonds & Notes	0	49,932	0	49,932
Poland
Sovereign Issues	0	1,877	0	1,877
Qatar
Corporate Bonds & Notes	0	23,453	0	23,453
Sovereign Issues	0	18,444	0	18,444
Russia
Corporate Bonds & Notes	0	2,932	0	2,932
Sovereign Issues	0	42,967	0	42,967
South Africa
Sovereign Issues	0	3,751	0	3,751
South Korea
Corporate Bonds & Notes	0	6,039	0	6,039
Sovereign Issues	0	29,192	0	29,192
Spain
Corporate Bonds & Notes	0	4,991	0	4,991
Supranational
Corporate Bonds & Notes	0	39,738	0	39,738
Sweden
Corporate Bonds & Notes	0	26,127	0	26,127
United Arab Emirates
Corporate Bonds & Notes	0	918	0	918
United Kingdom
Corporate Bonds & Notes	0	146,148	0	146,148
Mortgage-Backed Securities	0	12,235	0	12,235
Sovereign Issues	0	106,976	0	106,976
United States
Asset-Backed Securities	0	6,554	0	6,554
Bank Loan Obligations	0	12,982	0	12,982
Corporate Bonds & Notes	0	436,078	2,445	438,523
Mortgage-Backed Securities	0	16,826	0	16,826
Municipal Bonds & Notes	0	126,245	0	126,245
Preferred Securities	2,901	0	0	2,901
U.S. Government Agencies	0	381,766	6,941	388,707
U.S. Treasury Obligations	0	259,024	0	259,024
Virgin Islands (British)
Corporate Bonds & Notes	0	15,617	0	15,617
Short-Term Instruments
Certificates of Deposit	0	24,025	0	24,025
Repurchase Agreements	0	6,000	0	6,000
Japan Treasury Bills	0	53,135	0	53,135
U.S. Treasury Bills	0	20,452	0	20,452
PIMCO Short-Term Floating NAV Portfolio	517,253	0	0	517,253
Purchased Options
Interest Rate Contracts	0	371	0	371
	$520,154	$3,411,939	$12,384	$3,944,477
Short Sales, at value	$0	$(123,635)	$0	$(123,635)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,826	0	3,826
Foreign Exchange Contracts	0	5,793	0	5,793
Interest Rate Contracts	10,844	24,190	0	35,034
	$10,844	$33,809	$0	$44,653

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,606)	0	(7,606)
Foreign Exchange Contracts	0	(40,457)	0	(40,457)
Interest Rate Contracts	(164)	(11,323)	(94)	(11,581)

	$(164)	$(59,386)	$(94)	$(59,644)

Totals	$530,834	$3,262,727	$12,290	$3,805,851

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$3,028	$0	$0	$(12)	$0	$(18)	$0	$0	$2,998	$(18)
Ireland
Asset-Backed Securities	2,427	0	0	19	0	(223)	0	(2,223)	0	0
United States
Corporate Bonds & Notes	1,862	749	(56)	(2)	(6)	(102)	0	0	2,445	(102)

U.S. Government Agencies	7,796	696	(1,554)	0	0	3	0	0	6,941	3

	15,113	1,445	(1,610)	5	(6)	(340)	0	(2,223)	12,384	(117)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(143)	$0	$0	$0	$0	$49	$0	$0	$(94)	$49

Totals	$14,970	$1,445	$(1,610)	$5	$(6)	$(291)	$0	$(2,223)	$12,290	$(68)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.8%
CORPORATE BONDS & NOTES 3.2%
Commonwealth Bank of Australia
0.814% due 07/12/2013		$7,100	$7,100
0.839% due 09/17/2014		4,900	4,904
Macquarie Bank Ltd.
3.300% due 07/17/2014		6,500	6,857
4.100% due 12/17/2013		4,000	4,243
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,054
Westpac Banking Corp.
2.700% due 12/09/2014		7,700	8,059
2.900% due 09/10/2014		4,200	4,392

			36,609

MORTGAGE-BACKED SECURITIES 0.6%
Medallion Trust
0.636% due 05/25/2035		1,306	1,287
Puma Finance Ltd.
0.549% due 02/21/2038		1,103	1,047
4.847% due 08/22/2037	AUD	717	702
4.938% due 07/12/2036		399	395
Swan Trust
5.747% due 04/25/2041		2,963	2,993
Torrens Trust
4.810% due 10/19/2038		924	919

			7,343

Total Australia (Cost $42,465)			43,952

CANADA 4.9%
ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	76	75

CORPORATE BONDS & NOTES 1.4%
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		$1,000	1,035
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	5,500	5,599
Honda Canada Finance, Inc.
1.461% due 03/26/2012		9,000	8,830
Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,006

			16,470

SOVEREIGN ISSUES 3.5%
Canada Government Bond
1.750% due 03/01/2013		27,300	27,038
3.750% due 06/01/2012		400	397
Province of British Columbia Canada
4.300% due 06/18/2042		700	810
Province of Ontario Canada
4.000% due 06/02/2021		3,000	3,237
6.200% due 06/02/2031		500	688
Province of Quebec Canada
2.750% due 08/25/2021		$4,400	4,403
4.250% due 12/01/2021	CAD	2,700	2,948
5.000% due 12/01/2041		400	500

			40,021

Total Canada (Cost $56,064)			56,566

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.3%
Avery Point CLO Ltd.
1.039% due 12/17/2015		$456	448
Commercial Industrial Finance Corp.
0.787% due 03/01/2021		1,200	1,122

Duane Street CLO
0.688% due 11/08/2017		1,359	1,303
Grayston CLO Ltd.
0.837% due 08/15/2016		302	300
Wind River CLO Ltd.
0.889% due 12/19/2016		660	628

			3,801

CORPORATE BONDS & NOTES 0.6%
Transocean, Inc.
4.950% due 11/15/2015		4,800	4,906
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,500	1,927

			6,833

Total Cayman Islands (Cost $10,681)			10,634

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	417	79
Realkredit Danmark A/S
2.103% due 01/01/2038		2,427	411

Total Denmark (Cost $463)			490

FRANCE 5.2%
CORPORATE BONDS & NOTES 5.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	3,900	5,222
Cie de Financement Foncier
1.625% due 07/23/2012		$10,400	10,400
2.500% due 09/16/2015		4,900	4,767
4.500% due 01/09/2013	EUR	1,200	1,588
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		$5,000	4,807
Dexia Credit Local S.A.
0.644% due 01/12/2012		3,000	3,000
2.625% due 01/21/2014	EUR	3,100	3,818
2.750% due 01/10/2014		$12,600	11,682
2.750% due 04/29/2014		8,400	7,641
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	400	534
Societe Generale SCF S.A.
4.000% due 07/07/2016		500	673
Vivendi S.A.
5.750% due 04/04/2013		$3,600	3,763
6.625% due 04/04/2018		2,600	2,958

			60,853

SOVEREIGN ISSUES 0.0%
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	400	519

Total France (Cost $64,511)			61,372

GERMANY 13.7%
BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	2,100	2,713

CORPORATE BONDS & NOTES 7.2%
FMS Wertmanagement AoR
1.579% due 01/20/2014		5,800	7,511
1.583% due 02/18/2015		2,800	3,624
2.375% due 12/15/2014		21,500	28,633
3.375% due 06/17/2021		8,100	11,115
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		3,500	4,566
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016		5,500	7,279
2.125% due 04/11/2014		800	1,061
5.500% due 06/05/2014	AUD	4,000	4,170
6.250% due 05/19/2021		15,300	16,253

			84,212

SOVEREIGN ISSUES 6.3%
Republic of Germany
2.500% due 02/27/2015	EUR	12,400	17,093
2.750% due 04/08/2016		100	141
3.250% due 07/04/2021		800	1,170
4.750% due 07/04/2028		1,500	2,539
5.500% due 01/04/2031		8,100	15,205
5.625% due 01/04/2028		3,800	7,007
6.500% due 07/04/2027		14,800	29,455

			72,610

Total Germany (Cost $165,182)			159,535

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.256% due 02/24/2014		$700	665

Total India (Cost $700)			665

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.3%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	1,100	1,310
Magi Funding PLC
2.015% due 04/11/2021		1,580	1,873

			3,183

MORTGAGE-BACKED SECURITIES 0.2%
Fastnet Securities PLC
1.321% due 08/10/2043		1,423	1,087
Immeo Residential Finance PLC
1.586% due 12/15/2016		684	845
Talisman Finance PLC
1.772% due 04/22/2017		544	552

			2,484

Total Ireland (Cost $6,538)			5,667

ITALY 0.3%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
1.652% due 12/12/2024	EUR	171	216

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.906% due 02/24/2014		$1,300	1,145
6.500% due 02/24/2021		2,800	2,301

			3,446

Total Italy (Cost $4,329)			3,662

JAPAN 0.2%
MORTGAGE-BACKED SECURITIES 0.0%
JLOC Ltd.
0.498% due 01/15/2015	JPY	352	5

SOVEREIGN ISSUES 0.2%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,537

Total Japan (Cost $2,300)			2,542

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	471	607

CORPORATE BONDS & NOTES 0.2%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	2,665	2,587

Total Jersey, Channel Islands (Cost $4,252)			3,194

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.2%
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	612	767
Penta CLO S.A.
1.917% due 06/04/2024		871	1,003

			1,770

BANK LOAN OBLIGATIONS 0.0%
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		$498	496

CORPORATE BONDS & NOTES 0.1%
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	400	538

Total Luxembourg (Cost $2,928)			2,804

MEXICO 1.8%
SOVEREIGN ISSUES 1.8%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	112,600	8,325
6.500% due 06/10/2021		79,600	5,725
10.000% due 12/05/2024		72,200	6,668

Total Mexico (Cost $21,720)			20,718

NETHERLANDS 2.5%
ASSET-BACKED SECURITIES 0.5%
Eurocredit CDO BV
2.067% due 02/22/2020	EUR	1,210	1,450
Grosvenor Place CLO BV
1.234% due 07/20/2021	GBP	1,878	2,697
1.829% due 07/20/2021	EUR	1,087	1,306

			5,453

CORPORATE BONDS & NOTES 1.9%
ABN AMRO Bank NV
3.250% due 01/18/2013		2,900	3,821
3.750% due 01/12/2012		900	1,167
Achmea Hypotheekbank NV
0.782% due 11/03/2014		$2,600	2,574
3.200% due 11/03/2014		1,216	1,277
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		800	940
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		2,600	2,930
10.500% due 03/25/2014		200	225
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,170
NIBC Bank NV
2.800% due 12/02/2014		$3,000	3,136
3.500% due 04/07/2014	EUR	2,000	2,716
Ziggo Finance BV
6.125% due 11/15/2017		600	786

			21,742

MORTGAGE-BACKED SECURITIES 0.1%
Dutch Mortgage Portfolio Loans BV
1.710% due 11/20/2035		1,253	1,590

Total Netherlands (Cost $28,765)			28,785

NEW ZEALAND 2.9%
SOVEREIGN ISSUES 2.9%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	22,700	19,308
5.500% due 04/15/2023		3,000	2,658
6.000% due 05/15/2021		12,600	11,503

Total New Zealand (Cost $30,766)			33,469

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.4%
DnB NOR Boligkreditt A/S
2.375% due 07/20/2016	EUR	3,500	4,573

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,324

Total Norway (Cost $6,804)			6,897

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,414

Total South Korea (Cost $2,778)			2,414

SPAIN 2.6%
SOVEREIGN ISSUES 2.6%
FADE - Fondo de Amortizacion del Deficit Electrico
5.900% due 03/17/2021		1,700	2,200
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,400	1,817
Instituto de Credito Oficial
3.154% due 03/25/2014		9,500	11,615
3.750% due 07/15/2013		200	258
4.500% due 07/08/2014		10,800	14,083

Total Spain (Cost $32,808)			29,973

SUPRANATIONAL 2.0%
CORPORATE BONDS & NOTES 2.0%
European Union
2.500% due 12/04/2015		4,200	5,562
2.750% due 06/03/2016		4,200	5,607
3.250% due 11/07/2014		1,100	1,491
3.250% due 04/04/2018		4,200	5,705
3.500% due 06/04/2021		3,400	4,638

Total Supranational (Cost $24,193)			23,003

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Stadshypotek AB
3.750% due 12/12/2013		1,400	1,889

Total Sweden (Cost $1,761)			1,889

UNITED KINGDOM 15.1%
ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.917% due 06/20/2022		154	200

CORPORATE BONDS & NOTES 4.8%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		6,600	8,558
Bank of Scotland PLC
4.375% due 07/13/2016		800	1,083
4.500% due 10/23/2013		200	268
5.625% due 05/23/2013		400	526

Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,091
10.179% due 06/12/2021		2,000	2,124
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,207
3.125% due 03/10/2012		$100	100
3.125% due 10/01/2015		2,800	2,936
HBOS PLC
6.750% due 05/21/2018		3,000	2,408
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	675
Lloyds TSB Bank PLC
2.766% due 01/24/2014		$600	568
4.375% due 01/12/2015		900	867
4.875% due 01/21/2016		1,900	1,854
12.000% due 12/29/2049		1,500	1,376
Nationwide Building Society
2.875% due 09/14/2015	EUR	1,200	1,557
4.625% due 09/13/2012		1,500	1,977
5.500% due 07/18/2012		$8,800	8,988
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012		4,400	4,400
2.750% due 06/18/2013	EUR	3,600	4,700
4.375% due 03/27/2012	AUD	3,500	3,576
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	429
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,309
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	400

			55,977

MORTGAGE-BACKED SECURITIES 1.8%
Gosforth Funding PLC
2.432% due 04/24/2047	GBP	3,200	4,866
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	3,300	4,257
2.972% due 10/15/2054		4,300	5,562
Mansard Mortgages PLC
1.711% due 12/15/2049	GBP	2,040	2,552
Newgate Funding PLC
2.311% due 12/15/2050		1,200	822
2.676% due 12/15/2050	EUR	900	496
2.926% due 12/15/2050		1,300	595
RMAC Securities PLC
1.620% due 06/12/2044		1,539	1,560

			20,710

SOVEREIGN ISSUES 8.5%
United Kingdom Gilt
3.750% due 09/07/2019	GBP	2,400	4,298
3.750% due 09/07/2020		2,500	4,489
3.750% due 09/07/2021		2,500	4,487
4.250% due 12/07/2027		3,800	7,211
4.250% due 06/07/2032		3,000	5,682
4.250% due 03/07/2036		2,100	3,997
4.250% due 09/07/2039		4,500	8,580
4.250% due 12/07/2040		13,500	25,771
4.250% due 12/07/2046		1,400	2,723
4.500% due 09/07/2034		2,900	5,686
4.750% due 12/07/2030		10,400	20,908
4.750% due 12/07/2038		2,500	5,150

			98,982

Total United Kingdom (Cost $168,284)			175,869

UNITED STATES 53.7%
ASSET-BACKED SECURITIES 0.8%
AFC Home Equity Loan Trust
1.004% due 12/22/2027		$7	5
Amortizing Residential Collateral Trust
0.994% due 10/25/2031		26	20
Amresco Residential Securities Mortgage Loan Trust
1.234% due 06/25/2029		54	43
Bear Stearns Asset-Backed Securities Trust
0.954% due 10/25/2032		20	17
1.094% due 10/27/2032		24	20
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		105	109
6.681% due 12/01/2033		77	82

Countrywide Asset-Backed Certificates
0.634% due 12/25/2036		93	35
4.693% due 10/25/2035		2,627	2,280
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		22	17
Home Equity Mortgage Trust
5.500% due 01/25/2037		481	66
Lehman XS Trust
0.464% due 04/25/2046 ^		317	279
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,000	1,279
New Century Home Equity Loan Trust
1.179% due 05/25/2034		$1,164	851
Residential Asset Mortgage Products, Inc.
0.854% due 06/25/2032		20	16
Residential Asset Securities Corp.
0.794% due 07/25/2032 ^		64	37
0.894% due 06/25/2032		34	18
Salomon Brothers Mortgage Securities, Inc.
1.213% due 01/25/2032		37	29
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	3,546	4,181

			9,384

BANK LOAN OBLIGATIONS 0.4%
Charter Communications, Inc.
3.830% due 09/06/2016		$987	968
Springleaf Finance Corp.
5.500% due 05/10/2017		3,400	2,967
UCI International, Inc.
5.500% due 07/26/2017		990	994

			4,929

CORPORATE BONDS & NOTES 10.3%
Ally Financial, Inc.
6.625% due 05/15/2012		3,600	3,645
Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,377
American International Group, Inc.
6.797% due 11/15/2017	EUR	641	790
8.000% due 05/22/2068		3,500	3,647
8.175% due 05/15/2068		$3,348	3,013
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (e)		1,100	1,109
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,074
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	6,300	8,193
Bank of America Corp.
4.750% due 05/23/2017		1,900	1,820
6.000% due 09/01/2017		$100	98
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,700	7,863
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,211
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,908
Cardinal Health, Inc.
5.800% due 10/15/2016		500	574
CIT Group, Inc.
5.250% due 04/01/2014		3,200	3,204
Citigroup, Inc.
0.810% due 06/09/2016		2,900	2,267
1.848% due 01/13/2014		2,500	2,433
5.500% due 10/15/2014		600	617
6.000% due 08/15/2017		1,200	1,259
6.125% due 05/15/2018		2,320	2,472
Computer Sciences Corp.
6.500% due 03/15/2018		2,350	2,304
Cytec Industries, Inc.
8.950% due 07/01/2017		200	240
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	397
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,760
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,002
5.350% due 03/01/2012		1,000	1,002
5.650% due 06/01/2014		1,000	960
6.500% due 09/01/2014		2,600	2,671
6.625% due 11/15/2013		3,000	3,000
6.750% due 09/01/2016		2,100	2,163

JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		760	763
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		1,900	508
6.875% due 05/02/2018 ^		6,100	1,647
Loews Corp.
5.250% due 03/15/2016		300	331
Masco Corp.
5.875% due 07/15/2012		300	305
Merrill Lynch & Co., Inc.
1.777% due 05/30/2014	EUR	4,500	5,043
1.850% due 01/31/2014		600	684
2.154% due 09/27/2012		3,600	4,517
Morgan Stanley
1.775% due 11/29/2013		1,900	2,258
1.970% due 04/13/2016		400	420
1.992% due 01/16/2017		200	202
2.016% due 01/24/2014		$2,000	1,842
6.250% due 08/28/2017		400	392
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,226
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,156
Simon Property Group LP
6.125% due 05/30/2018		1,000	1,149
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,286
Sprint Capital Corp.
8.750% due 03/15/2032		200	163
State Street Capital Trust IV
1.546% due 06/01/2077		2,400	1,590
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,924
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		1,000	1,179
6.200% due 04/15/2038		500	673
Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	912
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	407
4.375% due 05/19/2014		2,500	3,363

			120,013

MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
2.847% due 09/25/2035		$145	100
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,719	2,784
American Home Mortgage Assets
0.484% due 05/25/2046		1,581	714
1.128% due 11/25/2046		997	367
American Home Mortgage Investment Trust
2.434% due 10/25/2034		568	483
Banc of America Funding Corp.
2.656% due 02/20/2036		1,803	1,504
5.743% due 01/20/2047		218	138
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		2,484	2,250
Banc of America Mortgage Securities, Inc.
2.872% due 05/25/2035		1,300	922
BCAP LLC Trust
0.464% due 01/25/2037 ^		2,958	1,369
0.997% due 01/26/2047		471	325
5.250% due 04/26/2037		1,076	979
5.250% due 08/26/2037		1,100	1,078
5.421% due 02/26/2036		253	224
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		1,616	1,385
2.575% due 10/25/2033		132	126
2.593% due 08/25/2033		213	204
2.595% due 08/25/2033		23	22
2.710% due 03/25/2035		2,901	2,703
2.814% due 05/25/2034		106	82
2.853% due 02/25/2034		22	18
2.870% due 05/25/2034		285	251
3.016% due 03/25/2035		408	386
3.207% due 11/25/2034		227	213
5.131% due 05/25/2047		739	452
Bear Stearns Alt-A Trust
2.515% due 11/25/2036		3,608	1,790
2.663% due 02/25/2036 ^		1,966	719
2.772% due 09/25/2035		1,143	725
5.017% due 11/25/2036		486	258

Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036	1,733	1,019
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	1,300	1,218
Citigroup Mortgage Loan Trust, Inc.
2.450% due 09/25/2035	643	513
2.660% due 10/25/2035	2,378	1,827
2.700% due 08/25/2035	303	269
5.611% due 09/25/2037 ^	2,505	1,419
Countrywide Alternative Loan Trust
0.480% due 12/20/2046	1,797	826
0.484% due 09/25/2046	2,199	1,020
0.504% due 07/25/2046	90	44
0.644% due 05/25/2037	637	263
1.708% due 11/25/2035	430	229
2.248% due 11/25/2035	331	183
4.796% due 02/25/2037	1,100	636
5.250% due 06/25/2035	245	203
6.000% due 01/25/2037 ^	1,304	835
6.000% due 04/25/2037	387	243
6.250% due 08/25/2037 ^	280	166
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 03/25/2035	2,523	1,217
0.624% due 02/25/2035	374	246
2.697% due 04/20/2035	104	92
2.751% due 11/25/2034	274	198
2.795% due 08/25/2034	69	48
Credit Suisse First Boston Mortgage Securities Corp.
1.444% due 03/25/2034	264	228
1.745% due 05/25/2032	10	9
2.431% due 07/25/2033	51	44
2.567% due 08/25/2033	261	248
6.500% due 04/25/2033	41	43
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	4,700	73
1.398% due 11/10/2046 (a)	12,166	699
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	134	122
2.746% due 08/25/2035	289	222
GMAC Mortgage Corp. Loan Trust
3.012% due 06/25/2034	36	30
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	16	16
Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^	34	32
0.474% due 01/25/2037	418	197
0.494% due 10/25/2046	1,469	292
0.504% due 04/25/2036	450	205
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	30	24
GSR Mortgage Loan Trust
1.860% due 03/25/2033	138	130
2.685% due 09/25/2035	224	196
Harborview Mortgage Loan Trust
0.465% due 07/19/2046	1,944	983
0.475% due 09/19/2037	759	432
0.505% due 05/19/2035	137	73
1.058% due 12/19/2036	719	329
2.768% due 07/19/2035	74	48
2.940% due 05/19/2033	255	231
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046	1,634	848
0.494% due 11/25/2046	1,700	329
2.592% due 12/25/2034	90	63
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	346	337
5.550% due 10/25/2036	295	277
JPMorgan Mortgage Trust
2.053% due 11/25/2033	155	149
5.345% due 11/25/2035	163	142
MASTR Alternative Loans Trust
0.694% due 03/25/2036	237	52
Mellon Residential Funding Corp.
0.718% due 12/15/2030	408	374
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	3,366	2,189
0.544% due 08/25/2036	173	136
2.266% due 02/25/2033	123	107
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.962% due 08/12/2049	2,700	2,943
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035	1,002	845
Residential Accredit Loans, Inc.
0.444% due 02/25/2047	786	314
0.474% due 06/25/2046	2,522	796
0.524% due 05/25/2037	676	154

0.599% due 09/25/2046	701	78
Residential Asset Securitization Trust
0.744% due 12/25/2036 ^	309	92
5.750% due 02/25/2036 ^	388	255
6.250% due 10/25/2036 ^	1,418	902
6.500% due 08/25/2036 ^	769	432
Residential Funding Mortgage Securities
3.033% due 09/25/2035	154	97
6.500% due 03/25/2032	24	25
Salomon Brothers Mortgage Securities, Inc.
0.794% due 05/25/2032	21	17
Sequoia Mortgage Trust
0.635% due 10/19/2026	231	196
0.635% due 07/20/2033	681	574
Structured Adjustable Rate Mortgage Loan Trust
2.480% due 02/25/2034	152	139
2.482% due 04/25/2034	382	314
2.595% due 09/25/2034	434	404
Structured Asset Mortgage Investments, Inc.
0.484% due 07/25/2046	430	213
0.504% due 05/25/2046	717	342
0.535% due 07/19/2035	1,463	902
0.865% due 07/19/2034	166	137
UBS-Citigroup Commercial Mortgage Trust
2.726% due 01/10/2045 (a)	6,000	848
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045	1,531	1,118
0.554% due 11/25/2045	443	316
0.604% due 01/25/2045	446	334
0.614% due 08/25/2045	129	95
0.908% due 03/25/2047	1,938	965
0.948% due 01/25/2047	734	363
1.708% due 11/25/2046	526	337
2.244% due 03/25/2033	526	485
2.537% due 08/25/2034	774	726
2.562% due 03/25/2034	465	436
2.576% due 04/25/2035	1,800	1,269
2.581% due 06/25/2033	104	99
5.446% due 02/25/2037	1,707	1,141
5.943% due 08/25/2046	2,000	1,496
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.968% due 04/25/2047	1,085	134
0.978% due 04/25/2047	678	149
1.148% due 07/25/2046	560	180
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036	2,584	2,007
2.690% due 06/25/2035	1,674	1,531
2.717% due 06/25/2035	881	857

		70,251

MUNICIPAL BONDS & NOTES 2.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,600	2,085
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	1,200	1,420
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,600	3,213
7.950% due 03/01/2036	200	226
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
7.533% due 01/01/2014	270	282
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	784
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,610
6.500% due 06/01/2023	565	529
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	2,100	2,677
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,736
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	600	618
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	2,850
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.643% due 12/15/2013	370	395
Northside Independent School District, Texas General Obligation Bonds, (BABs), (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035	800	836
5.891% due 08/15/2040	2,000	2,095
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,444
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	41

		25,841

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.700% due 12/31/2049	130	977
SLM Corp.
5.444% due 01/16/2018	9,000	176

		1,153

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 30.3%
Fannie Mae
0.494% due 10/27/2037	$5,700	5,667
0.724% due 11/25/2040 (e)	4,120	4,108
0.744% due 11/25/2040	4,254	4,239
0.794% due 10/25/2040 - 12/25/2040	7,639	7,620
2.244% due 12/01/2034 (e)	378	393
2.426% due 03/01/2024	16	16
2.427% due 11/01/2023	7	7
2.521% due 11/01/2034 (e)	2,481	2,635
3.500% due 01/01/2042	81,000	83,329
4.000% due 04/01/2039 - 07/01/2041 (e)	46,349	48,747
4.000% due 11/01/2040 - 02/01/2042	100,024	105,078
4.500% due 01/01/2042	47,000	50,026
5.031% due 05/01/2035 (e)	288	308
6.500% due 11/01/2036 (e)	474	527
9.000% due 04/01/2016	0	0
Freddie Mac
0.628% due 12/15/2030 (e)	79	79
0.878% due 12/15/2037 (e)	2,312	2,323
0.878% due 07/15/2040	1,457	1,459
1.399% due 10/25/2044	2,731	2,674
2.394% due 02/01/2029 (e)	179	189
2.482% due 05/01/2023 (e)	28	28
2.538% due 04/01/2037 (e)	62	66
6.000% due 12/15/2024 (e)	170	190
7.400% due 02/01/2021	85	84
Ginnie Mae
0.883% due 02/16/2030	147	148
1.625% due 07/20/2022 - 09/20/2026	76	78
1.625% due 09/20/2023 (e)	27	28
2.125% due 12/20/2023 - 12/20/2026	50	52
2.250% due 01/20/2030 (e)	38	39
2.375% due 05/20/2022 - 04/20/2030	59	62
2.375% due 02/20/2024 - 05/20/2030 (e)	156	161
6.000% due 08/20/2034	5,429	6,531
NCUA Guaranteed Notes
0.644% due 11/06/2017	18,279	18,279
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,328
7.140% due 05/23/2012	1,000	1,026

		351,524

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
3.125% due 11/15/2041	3,700	3,867
3.750% due 08/15/2041 (f)	6,500	7,627
3.875% due 08/15/2040 (d)(f)(g)	15,600	18,662
5.500% due 08/15/2028	3,600	5,080
U.S. Treasury Notes
3.125% due 05/15/2021 (f)	4,400	4,911
3.625% due 02/15/2021	300	348

		40,495

Total United States (Cost $639,802)		623,590

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,900	2,564

Total Virgin Islands (British) (Cost $2,882)		2,564

SHORT-TERM INSTRUMENTS 14.8%
CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 02/15/2012		$4,500	4,492

COMMERCIAL PAPER 0.4%
Vodafone Group PLC
0.880% due 01/19/2012		4,800	4,798

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012		1,383	1,383

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $1,412. Repurchase proceeds are $1,383.)
JAPAN TREASURY BILLS 9.4%
0.100% due 02/06/2012 - 03/26/2012 (b)	JPY	8,410,000	109,248

U.S. TREASURY BILLS 0.5%
0.071% due 01/19/2012 - 12/13/2012 (b)(d)		$5,720	5,717

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.0%
		4,633,890	46,404

Total Short-Term Instruments (Cost $171,981)			172,042

PURCHASED OPTIONS (i) 0.0%
(Cost $528)			188
Total Investments 126.8% (Cost $1,493,485)			$1,472,484
Written Options (j) (0.0%) (Premiums $1,996)			(374)
Other Assets and Liabilities (Net) (26.8%)			(310,690)

Net Assets 100.0%			$1,161,420

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $5,295 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $14,269 at a weighted average interest rate of 0.193%. On December 31, 2011, securities valued at $60,931 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $7,230 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond March Futures	Long	03/2012	62	$88
Euro-Bobl March Futures	Long	03/2012	689	1,775
Euro-Bund 10-Year Bond March Futures	Long	03/2012	870	5,132
Japan Government 10-Year Bond March Futures	Long	03/2012	8	81
Put Options Strike @ EUR 109.000 on Euro-Bobl March Futures	Long	03/2012	413	(1)
Put Options Strike @ EUR 111.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	308	0
Put Options Strike @ EUR 111.500 on Euro-Bobl March Futures	Long	03/2012	33	0
U.S. Treasury 10-Year Note March Futures	Long	03/2012	19	20
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	40	(14)
United Kingdom 10-Year Gilt March Futures	Short	03/2012	26	(19)

				$7,062

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,020 and cash of $15 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		$20,300	$(2,334)	$(557)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	16,500	(622)	(104)

						$(2,956)	$(661)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.176%		$7,000	$(32)	$0	$(32)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.176%		800	(4)	0	(4)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.536%		500	(12)	(10)	(2)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	5.347%		2,350	471	0	471
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	2.032%		200	11	2	9
Historic TW, Inc.	BRC	(1.050%	)	03/20/2016	0.686%		1,500	(23)	0	(23)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.562%		1,000	12	0	12
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	5.563%		1,000	18	0	18
Lennar Corp.	BOA	(5.750%	)	12/20/2012	1.260%		900	(41)	0	(41)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.688%		300	4	0	4
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.348%		3,000	(20)	0	(20)
Masco Corp.	MYC	(0.580%	)	09/20/2012	1.484%		300	2	0	2
Rohm & Haas Co.	DUB	(1.000%	)	03/20/2013	0.084%		500	(6)	(10)	4
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.086%		4,500	(22)	0	(22)
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.554%		3,000	(12)	0	(12)
Simon Property Group LP	DUB	(0.940%	)	06/20/2018	1.461%		1,000	30	0	30
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.921%		3,000	6	0	6
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.542%		400	0	0	0
Temple-Inland, Inc.	GST	(6.680%	)	03/20/2016	0.306%		3,500	(939)	0	(939)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.974%		1,000	(13)	0	(13)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.974%		1,200	(15)	0	(15)
Vivendi S.A.	BPS	(1.740%	)	06/20/2013	0.974%		1,200	(14)	0	(14)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.974%		200	0	(2)	2
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.866%		100	5	0	5
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.866%		2,500	52	0	52
WPP PLC	JPM	(3.750%	)	06/20/2017	1.453%	GBP	2,500	(456)	0	(456)
XL Group PLC	BRC	(0.310%	)	03/20/2012	0.546%		$400	0	0	0

								$(998)	$(20)	$(978)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	5.116%		$1,200	$1	$22	$(21)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	4.847%		2,600	8	47	(39)
Australia Government Bond	BPS	1.000%	06/20/2015	0.575%		1,100	17	19	(2)
Australia Government Bond	DUB	1.000%	03/20/2016	0.675%		2,500	34	53	(19)
Australia Government Bond	DUB	1.000%	09/20/2016	0.753%		6,900	81	105	(24)
Australia Government Bond	DUB	1.000%	12/20/2016	0.786%		1,300	14	3	11
Australia Government Bond	GST	1.000%	06/20/2016	0.716%		700	9	17	(8)
Australia Government Bond	GST	1.000%	12/20/2016	0.786%		4,000	42	(18)	60
Australia Government Bond	MYC	1.000%	06/20/2016	0.716%		1,800	23	43	(20)
Australia Government Bond	MYC	1.000%	12/20/2016	0.786%		900	10	3	7
Australia Government Bond	RYL	1.000%	03/20/2016	0.675%		6,000	83	130	(47)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%		3,900	46	50	(4)
Australia Government Bond	UAG	1.000%	09/20/2016	0.753%		2,100	24	38	(14)
Australia Government Bond	UAG	1.000%	12/20/2016	0.786%		5,100	54	2	52
California State General Obligation Bonds, Series 2003	CBK	2.750%	03/20/2021	2.751%		2,300	2	0	2
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.741%		900	10	0	10
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.353%		2,500	(94)	0	(94)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.741%		1,300	13	0	13
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.751%		2,400	(81)	0	(81)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.760%		2,500	(87)	0	(87)
China Government International Bond	CBK	1.000%	03/20/2016	1.290%		400	(5)	4	(9)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%		800	(8)	17	(25)
China Government International Bond	DUB	1.000%	03/20/2016	1.290%		2,900	(33)	31	(64)
China Government International Bond	FBF	1.000%	12/20/2016	1.450%		2,000	(42)	(99)	57
China Government International Bond	HUS	1.000%	12/20/2015	1.249%		4,700	(43)	91	(134)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.879%		2,400	(39)	0	(39)
Ensco PLC	FBF	1.000%	03/20/2014	0.841%		2,500	9	(19)	28
Germany Government Bond	GST	0.250%	12/20/2016	0.989%		12,000	(421)	(572)	151
Illinois State General Obligation Bonds, Series 2006	MYC	2.870%	03/20/2021	2.883%		2,000	1	0	1
Japan Government International Bond	FBF	1.000%	03/20/2016	1.254%		4,400	(44)	(31)	(13)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%		400	(4)	(4)	0
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.636%		900	(13)	0	(13)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.427%	EUR	8,600	(75)	(126)	51
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.461%		2,900	(34)	(53)	19
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%		$1,500	16	14	2
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%		900	10	7	3
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%		1,600	10	20	(10)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%		9,000	95	58	37
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%		7,500	79	50	29
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%		5,900	50	133	(83)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.911%		200	1	2	(1)

							$(281)	$37	$(318)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$2,000	$(60)	$(55)	$(5)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	2,900	(86)	(79)	(7)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	1,400	(41)	(33)	(8)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	6,300	(187)	(232)	45
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	900	(28)	(21)	(7)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	4,100	(149)	(87)	(62)

					$(551)	$(507)	$(44)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.940%	03/15/2012	BRC	EUR	2,300	$45	$0	$45
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GLM		10,800	284	0	284
Pay	1-Year BRL-CDI	11.240%	01/02/2012	RYL	BRL	6,600	(7)	0	(7)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		3,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.330%	01/02/2012	BOA		46,000	(17)	0	(17)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		20,000	198	199	(1)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		19,800	0	62	(62)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		49,300	25	216	(191)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	10,600,000	54	(6)	60
Receive	6-Month EUR-EURIBOR	2.000%	09/21/2016	BRC	EUR	11,400	(228)	12	(240)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	1,770,000	1,169	482	687
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		490,000	323	133	190
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		30,000	35	(1)	36
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	42,900	110	14	96
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		65,700	168	(72)	240
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		64,100	9	2	7
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		22,400	65	10	55
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		19,900	57	11	46
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		253,200	730	193	537
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		17,700	30	(36)	66
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		21,900	37	(98)	135
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		50,800	(19)	20	(39)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		66,000	266	25	241
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		25,300	102	16	86

							$3,434	$1,182	$2,252

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$5,000	$206	$76
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	7,400	305	112

							$511	$188

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 02/01/2042	FBF	$89.000	02/06/2012	$100,000	$12	$0
Put - OTC Fannie Mae 4.500% due 02/01/2042	FBF	90.000	02/06/2012	47,200	5	0

					$17	$0

(j)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$4,800	$0	$(10)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,800	0	(8)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	3,000	0	(6)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	3,000	0	(5)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	30,400	268	(12)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	11	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	14,400	0	(64)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	14,400	0	(51)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	54,200	427	(22)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,100	123	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	50	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	99	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,800	81	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,300	79	0

Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	82	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,500	73	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	95	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	22,400	204	(70)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,500	305	(105)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	0

							$1,948	$(355)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	2,200	22	(11)

						$48	$(19)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,850	02/2012	CBK	$53	$0	$53
Sell		74,113	02/2012	GST	0	(2,550)	(2,550)
Sell		2,663	02/2012	JPM	0	(80)	(80)
Sell		3,413	02/2012	MSC	0	(58)	(58)
Buy	BRL	579	01/2012	MSC	10	0	10
Sell		579	01/2012	MSC	0	(2)	(2)
Buy		579	01/2012	UAG	2	0	2
Sell		579	01/2012	UAG	13	0	13
Sell		1,043	02/2012	JPM	24	0	24
Buy		579	03/2012	UAG	0	(13)	(13)
Buy	CAD	1,456	01/2012	CBK	0	(1)	(1)
Sell		5,291	02/2012	BRC	0	(21)	(21)
Sell		7,444	02/2012	DUB	0	(23)	(23)
Buy		257	02/2012	JPM	0	0	0
Sell		2,962	02/2012	MSC	0	(32)	(32)
Sell		14,654	02/2012	RBC	5	(59)	(54)
Sell		7,115	02/2012	UAG	0	(43)	(43)
Sell	CLP	17,227	03/2012	UAG	0	(1)	(1)
Buy	CNY	30,000	02/2012	BRC	56	0	56
Sell		22,486	02/2012	DUB	0	(20)	(20)
Buy		22,188	06/2012	BRC	0	(29)	(29)
Sell		14,967	06/2012	BRC	0	(9)	(9)
Buy		49,414	06/2012	CBK	14	(16)	(2)
Sell		27,229	06/2012	CBK	0	(12)	(12)
Sell		45,724	06/2012	DUB	0	(18)	(18)
Sell		27,581	06/2012	FBL	0	(15)	(15)
Sell		34,497	06/2012	GST	0	(15)	(15)
Sell		8,877	06/2012	HUS	0	(4)	(4)
Buy		69,537	06/2012	JPM	22	(69)	(47)
Sell		36,969	06/2012	JPM	0	(10)	(10)
Sell		14,272	06/2012	MSC	0	(6)	(6)
Buy		23,067	06/2012	UAG	13	(13)	0
Sell		73,301	06/2012	UAG	0	(32)	(32)
Sell		20,512	10/2012	JPM	0	(18)	(18)
Buy		19,000	08/2013	DUB	0	(75)	(75)
Buy		43,072	08/2013	UAG	0	(115)	(115)
Buy		6,462	04/2014	BRC	0	(62)	(62)
Buy		13,600	04/2014	CBK	0	(129)	(129)
Sell		75,138	04/2014	DUB	57	0	57
Buy		5,000	04/2014	GST	0	(48)	(48)
Buy		4,314	04/2014	HUS	0	(42)	(42)
Buy		8,174	04/2014	JPM	0	(78)	(78)
Buy		60,782	04/2014	RYL	0	(495)	(495)
Buy		8,616	04/2014	UAG	0	(83)	(83)
Buy		3,070	09/2015	BOA	0	(29)	(29)
Buy		4,470	09/2015	BRC	0	(45)	(45)
Buy		28,904	09/2015	CBK	0	(342)	(342)
Buy		1,970	09/2015	JPM	0	(24)	(24)
Buy		2,953	09/2015	MSC	0	(27)	(27)
Buy	DKK	47,617	03/2012	HUS	0	(276)	(276)
Buy	EUR	13,500	01/2012	BRC	0	(751)	(751)
Sell		32,635	01/2012	BRC	2,186	0	2,186
Buy		6,886	01/2012	CBK	0	(163)	(163)
Sell		40,647	01/2012	CBK	2,659	0	2,659
Buy		4,508	01/2012	DUB	0	(446)	(446)
Sell		37,378	01/2012	DUB	3,605	0	3,605
Buy		867	01/2012	GST	0	(40)	(40)
Buy		2,598	01/2012	HUS	17	0	17
Buy		52,505	01/2012	JPM	0	(3,575)	(3,575)
Sell		18,447	01/2012	JPM	879	0	879

Buy		2,598	01/2012	MSC	15	0	15
Sell		5,585	01/2012	MSC	81	0	81
Buy		18,489	01/2012	RBC	0	(1,217)	(1,217)
Sell		20,686	01/2012	RBC	1,198	0	1,198
Buy		33,890	01/2012	UAG	0	(1,647)	(1,647)
Sell		8,369	03/2012	BRC	108	0	108
Buy		8,517	03/2012	CBK	0	(89)	(89)
Sell		5,559	03/2012	CBK	173	0	173
Sell		4,198	03/2012	DUB	68	0	68
Buy		738	03/2012	GST	0	(10)	(10)
Buy		3,806	03/2012	JPM	0	(94)	(94)
Buy		757	03/2012	MSC	1	0	1
Buy		8,089	03/2012	UAG	0	(259)	(259)
Sell		10,299	05/2012	CBK	409	0	409
Sell		44,355	05/2012	JPM	2,630	0	2,630
Buy	GBP	1,101	01/2012	CBK	0	(1)	(1)
Buy		40	02/2012	DUB	0	(1)	(1)
Sell		19,176	03/2012	BRC	220	(1)	219
Buy		476	03/2012	GST	0	(5)	(5)
Buy		442	03/2012	JPM	0	(5)	(5)
Sell		18,894	03/2012	UAG	292	0	292
Buy	HKD	6,600	02/2012	CBK	3	0	3
Buy		24,300	02/2012	FBL	10	0	10
Buy		17,380	02/2012	JPM	1	0	1
Buy		49,612	02/2012	UAG	6	0	6
Buy	IDR	21,132,400	01/2012	CBK	0	(44)	(44)
Sell		20,742,110	01/2012	UAG	65	0	65
Sell	INR	65,623	07/2012	DUB	170	0	170
Buy		63,972	07/2012	JPM	0	(97)	(97)
Buy	JPY	7,207,325	01/2012	CBK	1,041	0	1,041
Buy		7,980,451	01/2012	FBL	1,033	0	1,033
Buy		13,542,296	01/2012	UAG	1,743	0	1,743
Buy		107,211	02/2012	BRC	0	(1)	(1)
Sell		836,536	02/2012	BRC	146	0	146
Sell		596,928	02/2012	CBK	104	0	104
Sell		836,536	02/2012	JPM	145	0	145
Sell		3,499,059	02/2012	MSC	60	0	60
Sell		850,000	02/2012	RBC	14	0	14
Sell		711,780	03/2012	BRC	0	(114)	(114)
Sell		363,920	03/2012	CBK	0	(60)	(60)
Sell		714,300	03/2012	JPM	0	(114)	(114)
Buy	KRW	23,274,206	02/2012	CBK	0	(823)	(823)
Sell		11,424,495	02/2012	MSC	350	0	350
Sell		11,822,635	02/2012	UAG	309	0	309
Buy	MXN	6,733	03/2012	BRC	1	0	1
Buy		5,844	03/2012	HUS	1	0	1
Sell		207,430	03/2012	HUS	524	0	524
Sell		23,546	03/2012	JPM	43	0	43
Sell		59,531	03/2012	MSC	100	0	100
Sell		37,441	03/2012	UAG	139	0	139
Sell	MYR	5,264	04/2012	CBK	62	0	62
Buy		5,156	04/2012	UAG	0	(80)	(80)
Buy	NOK	6,897	03/2012	BRC	0	(39)	(39)
Sell	NZD	37,829	02/2012	CBK	0	(1,030)	(1,030)
Sell	PHP	258,256	03/2012	BRC	151	0	151
Buy		78,100	03/2012	CBK	0	(18)	(18)
Sell		73,136	03/2012	CBK	45	0	45
Buy		254,437	03/2012	JPM	0	(49)	(49)
Buy	SEK	28,307	03/2012	BRC	0	(71)	(71)
Sell	SGD	73	02/2012	CBK	0	0	0
Buy	TWD	87,138	01/2012	BRC	0	(162)	(162)
Sell		45,020	01/2012	BRC	114	0	114
Sell		43,392	01/2012	CBK	51	0	51
Buy	ZAR	279	01/2012	HUS	0	0	0

					$21,241	$(16,045)	$5,196

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$36,609	$0	$36,609
Mortgage-Backed Securities	0	7,343	0	7,343
Canada
Asset-Backed Securities	0	75	0	75
Corporate Bonds & Notes	0	16,470	0	16,470
Sovereign Issues	0	40,021	0	40,021
Cayman Islands
Asset-Backed Securities	0	3,801	0	3,801
Corporate Bonds & Notes	0	6,833	0	6,833

Denmark
Corporate Bonds & Notes	0	490	0	490
France
Corporate Bonds & Notes	0	60,853	0	60,853
Sovereign Issues	0	519	0	519
Germany
Bank Loan Obligations	0	2,713	0	2,713
Corporate Bonds & Notes	0	84,212	0	84,212
Sovereign Issues	0	72,610	0	72,610
India
Corporate Bonds & Notes	0	665	0	665
Ireland
Asset-Backed Securities	0	3,183	0	3,183
Mortgage-Backed Securities	0	2,484	0	2,484
Italy
Asset-Backed Securities	0	216	0	216
Corporate Bonds & Notes	0	3,446	0	3,446
Japan
Mortgage-Backed Securities	0	5	0	5
Sovereign Issues	0	2,537	0	2,537
Jersey, Channel Islands
Asset-Backed Securities	0	0	607	607
Corporate Bonds & Notes	0	2,587	0	2,587
Luxembourg
Asset-Backed Securities	0	1,770	0	1,770
Bank Loan Obligations	0	496	0	496
Corporate Bonds & Notes	0	538	0	538
Mexico
Sovereign Issues	0	20,718	0	20,718
Netherlands
Asset-Backed Securities	0	4,003	1,450	5,453
Corporate Bonds & Notes	0	21,742	0	21,742
Mortgage-Backed Securities	0	1,590	0	1,590
New Zealand
Sovereign Issues	0	33,469	0	33,469
Norway
Corporate Bonds & Notes	0	4,573	0	4,573
Sovereign Issues	0	2,324	0	2,324
South Korea
Sovereign Issues	0	2,414	0	2,414
Spain
Sovereign Issues	0	29,973	0	29,973
Supranational
Corporate Bonds & Notes	0	23,003	0	23,003
Sweden
Corporate Bonds & Notes	0	1,889	0	1,889
United Kingdom
Asset-Backed Securities	0	200	0	200
Corporate Bonds & Notes	0	55,977	0	55,977
Mortgage-Backed Securities	0	20,710	0	20,710
Sovereign Issues	0	98,982	0	98,982
United States
Asset-Backed Securities	0	8,105	1,279	9,384
Bank Loan Obligations	0	4,929	0	4,929
Corporate Bonds & Notes	0	120,013	0	120,013
Mortgage-Backed Securities	0	66,781	3,470	70,251
Municipal Bonds & Notes	0	25,841	0	25,841
Preferred Securities	176	0	977	1,153
U.S. Government Agencies	0	333,161	18,363	351,524
U.S. Treasury Obligations	0	40,495	0	40,495
Virgin Islands (British)
Corporate Bonds & Notes	0	2,564	0	2,564
Short-Term Instruments
Certificates of Deposit	0	4,492	0	4,492
Commercial Paper	0	4,798	0	4,798
Repurchase Agreements	0	1,383	0	1,383
Japan Treasury Bills	0	109,248	0	109,248
U.S. Treasury Bills	0	5,717	0	5,717
PIMCO Short-Term Floating NAV Portfolio	46,404	0	0	46,404
Purchased Options
Interest Rate Contracts	0	188	0	188
	$46,580	$1,399,758	$26,146	$1,472,484
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,193	0	1,193
Foreign Exchange Contracts	0	21,241	0	21,241
Interest Rate Contracts	7,096	2,811	0	9,907
	$7,096	$25,245	$0	$32,341
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,533)	0	(2,533)
Foreign Exchange Contracts	0	(16,045)	0	(16,045)
Interest Rate Contracts	(34)	(1,575)	(19)	(1,628)
	$(34)	$(20,153)	$(19)	$(20,206)
Totals	$53,642	$1,404,850	$26,127	$1,484,619

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,299	$0	$0	$6	$0	$(2)	$0	$(1,303)	$0	$0
India
Corporate Bonds & Notes	1,193	0	(493)	0	(7)	(28)	0	(665)	0	0
Jersey, Channel Islands
Asset-Backed Securities	0	0	0	0	0	0	607	0	607	0
Luxembourg
Asset-Backed Securities	1,115	0	0	6	0	(118)	0	(1,003)	0	0
Netherlands
Asset-Backed Securities	2,094	0	(547)	14	50	(161)	0	0	1,450	(157)
Spain
Sovereign Issues	13,429	0	(13,456)	0	0	27	0	0	0	0
United States
Asset-Backed Securities	0	0	0	0	0	0	1,279	0	1,279	0
Mortgage-Backed Securities	17	3,593	(101)	11	13	(63)	0	0	3,470	(63)
Preferred Securities	988	0	0	0	0	(11)	0	0	977	(11)
U.S. Government Agencies	23,025	0	(4,655)	0	0	(7)	0	0	18,363	(6)

	43,160	3,593	(19,252)	37	56	(363)	1,886	(2,971)	26,146	(237)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(351)	$0	$0	$0	$197	$195	$0	$(60)	$(19)	$11

Totals	$42,809	$3,593	$(19,252)	$37	$253	$(168)	$1,886	$(3,031)	$26,127	$(226)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.5%
CORPORATE BONDS & NOTES 1.9%
Commonwealth Bank of Australia
0.814% due 07/12/2013		$500	$500
0.839% due 09/17/2014		1,100	1,101
ING Bank Australia Ltd.
5.150% due 06/24/2014	AUD	2,000	2,067
Macquarie Bank Ltd.
4.100% due 12/17/2013		$600	637
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,884

			6,189

MORTGAGE-BACKED SECURITIES 0.6%
Crusade Global Trust
1.600% due 11/19/2037	EUR	137	172
Puma Finance Ltd.
0.549% due 02/21/2038		$231	219
4.847% due 08/22/2037	AUD	80	78
4.938% due 07/12/2036		80	79
Superannuation Members Home Loans Global Fund
0.820% due 03/09/2036		$284	283
Swan Trust
5.747% due 04/25/2041	AUD	786	794
Torrens Trust
4.810% due 10/19/2038		358	356

			1,981

Total Australia (Cost $7,503)			8,170

CANADA 3.5%
ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	18	17

CORPORATE BONDS & NOTES 1.6%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,900	1,900
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		800	822
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		1,900	1,967
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	202
Master Credit Card Trust
5.297% due 08/21/2012		200	201

			5,092

SOVEREIGN ISSUES 1.9%
Canada Government Bond
1.750% due 03/01/2013		2,400	2,377
2.750% due 09/01/2016		100	105
Province of British Columbia Canada
4.300% due 06/18/2042		100	116
Province of Ontario Canada
4.000% due 10/07/2019		$400	442
4.000% due 06/02/2021	CAD	1,200	1,295
Province of Quebec Canada
2.750% due 08/25/2021		$700	701
4.250% due 12/01/2021	CAD	700	764
5.125% due 11/14/2016		$300	349

			6,149

Total Canada (Cost $11,192)			11,258

CAYMAN ISLANDS 1.1%
ASSET-BACKED SECURITIES 0.6%
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		$600	572

Landmark CDO Ltd.
0.827% due 06/01/2017		1,513	1,457

			2,029

CORPORATE BONDS & NOTES 0.5%
Transocean, Inc.
4.950% due 11/15/2015		1,400	1,431

Total Cayman Islands (Cost $3,404)			3,460

CHILE 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile
2.006% due 01/19/2016		$900	837

Total Chile (Cost $900)			837

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	111	21
Realkredit Danmark A/S
2.103% due 01/01/2038		2,032	344

Total Denmark (Cost $367)			365

FRANCE 3.7%
CORPORATE BONDS & NOTES 3.2%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	600	785
4.750% due 05/28/2013		700	937
Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,000
2.125% due 04/22/2013		1,200	1,188
4.500% due 01/09/2013	EUR	700	926
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		$1,000	961
Dexia Credit Local S.A.
0.644% due 01/12/2012		1,700	1,700
2.750% due 01/10/2014		1,900	1,762
2.750% due 04/29/2014		600	546
Vivendi S.A.
5.750% due 04/04/2013		446	466
6.625% due 04/04/2018		100	114

			10,385

SOVEREIGN ISSUES 0.5%
Societe Financement de l’Economie Francaise
2.250% due 06/11/2012		1,600	1,606

Total France (Cost $12,542)			11,991

GERMANY 9.3%
CORPORATE BONDS & NOTES 2.6%
FMS Wertmanagement AoR
1.579% due 01/20/2014	EUR	1,200	1,554
1.583% due 02/18/2015		1,700	2,200
2.375% due 12/15/2014		4,100	5,460
2.750% due 06/03/2016		800	1,075
3.375% due 06/17/2021		700	960
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		2,100	2,736
2.125% due 04/11/2014		100	133
5.500% due 06/05/2014	AUD	1,100	1,147

			15,265

SOVEREIGN ISSUES 6.7%
Republic of Germany
2.500% due 02/27/2015	EUR	2,100	2,895
3.250% due 07/04/2021		900	1,316
4.750% due 07/04/2028		300	508
5.500% due 01/04/2031		1,300	2,440
5.625% due 01/04/2028		700	1,291

6.500% due 07/04/2027		3,100	6,170

			14,620

Total Germany (Cost $30,543)			29,885

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.256% due 02/24/2014		$200	190

Total India (Cost $200)			190

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	300	357

CORPORATE BONDS & NOTES 1.1%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	682
4.375% due 01/18/2022		2,000	2,924

			3,606

MORTGAGE-BACKED SECURITIES 0.0%
Immeo Residential Finance PLC
1.586% due 12/15/2016		95	117

Total Ireland (Cost $4,262)			4,080

ITALY 0.3%
CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.906% due 02/24/2014		$700	616
6.500% due 02/24/2021		400	329

Total Italy (Cost $1,097)			945

JAPAN 0.0%
MORTGAGE-BACKED SECURITIES 0.0%
JLOC Ltd.
0.456% due 02/16/2016	JPY	7,500	90

Total Japan (Cost $63)			90

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	236	304

CORPORATE BONDS & NOTES 0.0%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	100	97

Total Jersey, Channel Islands (Cost $451)			401

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,066

Total Luxembourg (Cost $952)			1,066

MEXICO 1.1%
SOVEREIGN ISSUES 1.1%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	23,800	1,760
6.500% due 06/10/2021		4,800	345
10.000% due 12/05/2024		14,600	1,348

Total Mexico (Cost $3,640)			3,453

NETHERLANDS 2.1%
ASSET-BACKED SECURITIES 0.1%
Eurocredit CDO BV
2.067% due 02/22/2020	EUR	303	362

CORPORATE BONDS & NOTES 2.0%
ABN AMRO Bank NV
3.250% due 01/18/2013		700	922
Achmea Hypotheekbank NV
0.782% due 11/03/2014		$1,500	1,485
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,633
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$700	789
10.500% due 03/25/2014		100	112
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	500	678
Royal Bank Of Scotland NV
1.240% due 03/09/2015		$1,300	972

			6,591

Total Netherlands (Cost $7,083)			6,953

NEW ZEALAND 2.5%
CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		400	425

SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	5,200	4,423
5.500% due 04/15/2023		1,500	1,329
6.000% due 05/15/2021		2,200	2,009

			7,761

Total New Zealand (Cost $7,702)			8,186

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
Sparebank 1 Boligkreditt A/S
2.375% due 12/03/2012	EUR	1,000	1,305

Total Norway (Cost $1,312)			1,305

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013		255	342

Total South Korea (Cost $394)			342

SPAIN 1.8%
SOVEREIGN ISSUES 1.8%
FADE - Fondo de Amortizacion del Deficit Electrico
5.900% due 03/17/2021		300	388
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		300	389
Instituto de Credito Oficial
3.154% due 03/25/2014		1,900	2,323
4.500% due 07/08/2014		2,000	2,608

Total Spain (Cost $6,257)			5,708

SUPRANATIONAL 1.9%
CORPORATE BONDS & NOTES 1.9%
European Union
2.500% due 12/04/2015		1,500	1,986
2.750% due 06/03/2016		1,000	1,335
3.500% due 06/04/2021		2,085	2,844

Total Supranational (Cost $6,358)			6,165

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	540

Total Sweden (Cost $510)			540

UNITED KINGDOM 11.7%
ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.917% due 06/20/2022		39	50

CORPORATE BONDS & NOTES 3.9%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		1,300	1,686
Bank of Scotland PLC
5.250% due 07/24/2012	AUD	500	514
Barclays Bank PLC
10.179% due 06/12/2021		$400	425
BP Capital Markets PLC
3.125% due 03/10/2012		200	201
3.125% due 10/01/2015		600	629
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,036
HBOS PLC
6.750% due 05/21/2018		446	358
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	1,877
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	270
Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,599
5.500% due 07/18/2012		$300	307
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,275	1,482
Royal Bank of Scotland Group PLC
3.000% due 09/08/2016	EUR	600	775
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	107
XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	200

			12,466

MORTGAGE-BACKED SECURITIES 1.6%
Eurosail PLC
1.630% due 12/10/2044	EUR	1,085	1,101
Gosforth Funding PLC
2.432% due 04/24/2047	GBP	600	912
Holmes Master Issuer PLC
2.972% due 10/15/2054	EUR	1,200	1,552
Newgate Funding PLC
2.026% due 12/15/2050		1,200	1,206
2.676% due 12/15/2050		200	110
2.926% due 12/15/2050		300	137

			5,018

SOVEREIGN ISSUES 6.2%
United Kingdom Gilt
3.750% due 09/07/2019	GBP	400	716
3.750% due 09/07/2020		500	898
3.750% due 09/07/2021		800	1,436
4.250% due 12/07/2027		800	1,518
4.250% due 06/07/2032		600	1,136
4.250% due 03/07/2036		500	952
4.250% due 09/07/2039		1,400	2,669
4.250% due 12/07/2040		2,200	4,200
4.250% due 12/07/2046		600	1,167
4.500% due 09/07/2034		600	1,177
4.750% due 12/07/2030		1,800	3,619

4.750% due 12/07/2038		300	618

			20,106

Total United Kingdom (Cost $36,315)			37,640

UNITED STATES 47.8%
ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp.
0.344% due 12/25/2036		$30	29
AFC Home Equity Loan Trust
1.004% due 12/22/2027		3	3
Amortizing Residential Collateral Trust
0.994% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.234% due 06/25/2029		9	7
Bear Stearns Asset-Backed Securities Trust
0.954% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.344% due 08/25/2037		16	16
0.474% due 09/25/2036		153	121
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		7	5
First Alliance Mortgage Loan Trust
0.515% due 12/20/2027		32	22
Home Equity Mortgage Trust
5.500% due 01/25/2037		144	20
Mid-State Trust
8.330% due 04/01/2030		193	195
Renaissance Home Equity Loan Trust
0.794% due 12/25/2033		28	23
Residential Asset Mortgage Products, Inc.
0.854% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.794% due 07/25/2032 ^		17	10
SLC Student Loan Trust
0.996% due 06/15/2017		324	324
SLM Student Loan Trust
1.918% due 04/25/2023		1,298	1,329
Structured Asset Securities Corp.
0.694% due 05/25/2034		34	28

			2,147

BANK LOAN OBLIGATIONS 0.2%
Springleaf Finance Corp.
5.500% due 05/10/2017		700	611

CORPORATE BONDS & NOTES 6.5%
Ally Financial, Inc.
6.875% due 08/28/2012		600	609
American International Group, Inc.
6.797% due 11/15/2017	EUR	142	175
8.000% due 05/22/2068		500	521
8.175% due 05/15/2068		$1,100	990
AutoZone, Inc.
5.875% due 10/15/2012		100	103
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	390
Bank of America Corp.
4.750% due 05/23/2017		400	383
5.750% due 12/01/2017		$320	303
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	671
Boston Scientific Corp.
6.400% due 06/15/2016		300	337
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	522
CIT Group, Inc.
5.250% due 04/01/2014		600	601
Citigroup, Inc.
5.500% due 10/15/2014		500	514
6.000% due 08/15/2017		419	440
6.125% due 05/15/2018		500	533
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	702
Computer Sciences Corp.
5.500% due 03/15/2013		637	634
ERAC USA Finance LLC
5.800% due 10/15/2012		700	724
GATX Financial Corp.
5.500% due 02/15/2012		637	639
Health Care REIT, Inc.
5.875% due 05/15/2015		400	425

International Lease Finance Corp.
5.350% due 03/01/2012		200	200
5.650% due 06/01/2014		1,500	1,440
5.875% due 05/01/2013		800	792
6.500% due 09/01/2014		800	822
6.750% due 09/01/2016		600	618
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		100	100
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		700	189
Lennar Corp.
5.600% due 05/31/2015		500	495
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		116	129
Masco Corp.
6.125% due 10/03/2016		200	205
Merrill Lynch & Co., Inc.
1.771% due 08/25/2014	EUR	100	110
1.777% due 05/30/2014		800	897
1.850% due 01/31/2014		900	1,027
2.154% due 09/27/2012		700	878
6.875% due 04/25/2018		$335	331
Morgan Stanley
2.016% due 01/24/2014		1,100	1,013
Sealed Air Corp.
5.625% due 07/15/2013		200	208
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		100	135
WM Covered Bond Program
4.375% due 09/16/2014	EUR	1,000	1,345

			21,150

MORTGAGE-BACKED SECURITIES 4.2%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$665	681
American Home Mortgage Assets
0.484% due 05/25/2046		397	179
0.504% due 10/25/2046		291	118
American Home Mortgage Investment Trust
0.534% due 05/25/2047		306	34
Banc of America Funding Corp.
5.500% due 08/25/2035		597	593
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		669	606
Banc of America Mortgage Securities, Inc.
2.843% due 06/25/2035		661	522
BCAP LLC Trust
0.464% due 01/25/2037 ^		283	131
0.997% due 01/26/2047		95	66
5.250% due 08/26/2037		200	196
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		217	186
2.575% due 10/25/2033		29	28
2.580% due 08/25/2033		7	7
2.814% due 05/25/2034		21	16
2.870% due 05/25/2034		54	48
3.016% due 03/25/2035		34	32
5.131% due 05/25/2047		616	377
Bear Stearns Alt-A Trust
0.454% due 02/25/2034		114	84
2.515% due 11/25/2036		318	158
2.592% due 05/25/2035		31	24
2.663% due 02/25/2036 ^		803	294
2.690% due 11/25/2035 ^		250	138
5.719% due 08/25/2036		350	185
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		204	120
Citigroup Mortgage Loan Trust, Inc.
2.450% due 09/25/2035		113	91
5.611% due 09/25/2037 ^		596	338
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		391	402
Countrywide Alternative Loan Trust
0.480% due 12/20/2046		339	156
0.495% due 07/20/2046		556	191
0.574% due 02/25/2037		587	278
0.644% due 05/25/2037		80	33
1.708% due 11/25/2035		99	53
2.248% due 11/25/2035		33	18
4.796% due 02/25/2037		165	95
5.250% due 06/25/2035		54	45
5.570% due 08/25/2036		80	78
5.576% due 11/25/2035		545	287
6.000% due 04/25/2037		86	54

6.250% due 08/25/2037 ^	70	42
6.500% due 06/25/2036	148	78
Countrywide Home Loan Mortgage Pass-Through Trust
0.674% due 09/25/2034	81	42
2.697% due 04/20/2035	17	15
2.778% due 08/25/2034	210	156
2.795% due 08/25/2034	19	13
Credit Suisse First Boston Mortgage Securities Corp.
2.567% due 08/25/2033	51	48
6.500% due 04/25/2033	8	9
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	265	142
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	900	14
1.398% due 11/10/2046 (a)	2,473	142
Extended Stay America Trust
1.165% due 01/05/2016 (a)	40,500	458
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	21	19
Greenpoint Mortgage Funding Trust
0.564% due 11/25/2045	16	9
GSR Mortgage Loan Trust
1.860% due 03/25/2033	28	26
2.429% due 06/25/2034	61	49
2.853% due 01/25/2035	132	111
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.475% due 01/19/2038	221	129
1.058% due 12/19/2036	192	88
2.940% due 05/19/2033	95	86
Impac CMB Trust
1.294% due 07/25/2033	15	14
Indymac Index Mortgage Loan Trust
4.913% due 09/25/2035	219	154
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	74	69
JPMorgan Mortgage Trust
2.053% due 11/25/2033	26	25
MASTR Alternative Loans Trust
0.694% due 03/25/2036	68	15
Merrill Lynch Mortgage Investors, Inc.
0.544% due 08/25/2036	86	68
2.266% due 02/25/2033	25	22
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	757
MLCC Mortgage Investors, Inc.
1.963% due 02/25/2036	418	352
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	475	264
RBSCF Trust
6.007% due 12/16/2049	200	225
Residential Accredit Loans, Inc.
0.444% due 02/25/2047	181	72
0.474% due 06/25/2046	566	179
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^	48	32
Residential Funding Mortgage Securities
6.500% due 03/25/2032	5	5
Sequoia Mortgage Trust
0.635% due 07/20/2033	170	143
Structured Adjustable Rate Mortgage Loan Trust
2.480% due 02/25/2034	28	25
2.482% due 04/25/2034	76	63
Structured Asset Mortgage Investments, Inc.
0.504% due 05/25/2046	143	68
0.514% due 05/25/2036	348	157
0.514% due 09/25/2047	500	162
0.865% due 07/19/2034	33	27
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	250	129
WaMu Mortgage Pass-Through Certificates
0.604% due 01/25/2045	74	56
0.908% due 02/25/2047	570	284
1.414% due 05/25/2041	10	8
2.468% due 02/27/2034	67	64
2.581% due 06/25/2033	24	23
2.610% due 02/25/2037	338	224
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.148% due 07/25/2046	125	40
Wells Fargo Mortgage-Backed Securities Trust
2.664% due 04/25/2036	435	385

2.690% due 06/25/2035	890	814

		13,544

MUNICIPAL BONDS & NOTES 2.9%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	800	1,117
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	661
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	400	521
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	287
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	700	765
7.600% due 11/01/2040	700	865
7.700% due 11/01/2030	300	341
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	387
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	630
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	600	765
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	124
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	200	206
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.487% due 12/01/2022	600	690
Northside Independent School District, Texas General Obligation Bonds, (BABs), (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035	200	209
5.891% due 08/15/2040	500	524
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	71
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	475	344
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	100	111
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	500	601

		9,226

	SHARES
PREFERRED SECURITIES 0.4%
DG Funding Trust
2.700% due 12/31/2049	172	1,292
SLM Corp.
5.444% due 01/16/2018	1,800	35

		1,327

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 31.3%
Fannie Mae
0.394% due 01/25/2021	$44	44
0.494% due 10/27/2037	1,000	994
0.794% due 12/25/2040	879	877
0.894% due 11/25/2020	1,292	1,294
2.244% due 12/01/2034	79	82
2.521% due 11/01/2034	216	229
2.580% due 11/01/2015	2,431	2,490
3.500% due 01/01/2041 - 01/01/2042	40,991	42,170
4.000% due 01/01/2042 - 02/01/2042	29,000	30,467
4.500% due 04/01/2029 - 01/01/2042	10,800	11,501
5.000% due 03/25/2017	2	2
6.000% due 04/25/2043 - 07/25/2044	167	187
6.500% due 11/25/2042	221	255
Freddie Mac
0.728% due 12/15/2031	2	2
0.878% due 12/15/2037	434	436
1.399% due 10/25/2044	256	251
4.500% due 07/15/2018	31	31
Ginnie Mae
0.883% due 02/16/2030	42	42
0.933% due 02/16/2030	38	38
1.625% due 09/20/2023 - 09/20/2026	33	35

2.000% due 07/20/2022		26	27
2.125% due 11/20/2021 - 12/20/2026		25	25
2.250% due 01/20/2030		15	16
2.375% due 05/20/2028 - 06/20/2030		60	62
6.000% due 08/20/2034		776	933
NCUA Guaranteed Notes
0.644% due 11/06/2017		5,052	5,052
0.834% due 12/08/2020		1,558	1,564
Small Business Administration
5.600% due 09/01/2028		663	753
Tennessee Valley Authority
5.880% due 04/01/2036		637	870
7.140% due 05/23/2012		637	654

			101,383

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.125% due 11/15/2041		200	209
3.750% due 08/15/2041		1,000	1,174
3.875% due 08/15/2040 (g)(h)		1,900	2,273
5.500% due 08/15/2028 (e)(g)		1,100	1,552

			5,208

Total United States (Cost $156,542)			154,596

SHORT-TERM INSTRUMENTS 29.8%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 02/15/2012		$1,100	1,098

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 01/03/2012		1,450	1,450

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $1,480. Repurchase proceeds are $1,450.)
JAPAN TREASURY BILLS 16.7%
0.099% due 02/06/2012 - 03/26/2012 (b)	JPY	4,160,000	54,039

U.S. TREASURY BILLS 0.3%
0.077% due 01/12/2012 - 12/13/2012 (b)(e)(g)(h)		$1,059	1,059

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 12.1%
		3,906,967	39,124

Total Short-Term Instruments (Cost $96,106)			96,770

PURCHASED OPTIONS (j) 0.0%
(Cost $99)			36
Total Investments 121.9% (Cost $395,794)			$394,432
Written Options (k) (0.0%) (Premiums $518)			(89)
Other Assets and Liabilities (Net) (21.9%)			(70,819)

Net Assets 100.0%			$323,524

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $1,270 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $3,944 at a weighted average interest rate of 0.153%. On December 31, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $2,659 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond March Futures	Long	03/2012	13	$17
Euro-Bobl March Futures	Long	03/2012	132	323
Euro-Bund 10-Year Bond March Futures	Long	03/2012	313	1,579
Put Options Strike @ EUR 110.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	49	0
Put Options Strike @ EUR 111.500 on Euro-Bobl March Futures	Long	03/2012	10	0
U.S. Treasury 10-Year Note March Futures	Long	03/2012	77	77
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	7	(3)
United Kingdom 10-Year Gilt March Futures	Long	03/2012	60	252

				$2,245

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:
Securities with an aggregate market value of $352 and cash of $300 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Depreciation
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	$1,100	$4	$(3)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized/ (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021		$3,900	$(537)	$(98)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		6,300	(724)	(156)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	4,800	(181)	(30)

						$(1,442)	$(284)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.176%	$100	$(1)	$0	$(1)
British Sky Broadcasting Group PLC	BRC	(0.700%	)	12/20/2018	1.127%	800	22	0	22
Burlington Northern Santa Fe LLC	RYL	(0.510%	)	03/20/2018	0.330%	446	(5)	0	(5)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.648%	637	23	0	23
Computer Sciences Corp.	MYC	(0.620%	)	03/20/2013	3.582%	637	22	0	22
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.349%	700	(17)	0	(17)
GATX Financial Corp.	RYL	(0.600%	)	03/20/2012	0.732%	637	0	0	0
Health Care REIT, Inc.	BRC	(2.930%	)	06/20/2015	1.877%	400	(14)	0	(14)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.562%	200	3	0	3
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	6.667%	800	17	(38)	55
Lennar Corp.	BPS	(5.000%	)	06/20/2015	3.155%	500	(31)	(15)	(16)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.457%	138	(3)	0	(3)
Masco Corp.	FBF	(0.900%	)	12/20/2016	3.803%	200	25	0	25
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.708%	275	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.708%	1,000	(21)	0	(21)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.795%	1,000	106	(2)	108
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	0.894%	200	1	0	1
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.542%	100	0	0	0
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.974%	146	(2)	0	(2)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.974%	100	(1)	0	(1)
Vivendi S.A.	BPS	(1.740%	)	06/20/2013	0.974%	200	(2)	0	(2)

Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.866%	100	2	0	2
XL Group PLC	BRC	(0.310%	)	03/20/2012	0.546%	200	0	0	0

							$124	$(55)	$179

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	5.116%		$300	$1	$6	$(5)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	4.847%		200	1	4	(3)
Australia Government Bond	DUB	1.000%	09/20/2016	0.753%		1,100	13	17	(4)
Australia Government Bond	DUB	1.000%	12/20/2016	0.786%		200	3	1	2
Australia Government Bond	FBF	1.000%	12/20/2016	0.786%		600	6	(3)	9
Australia Government Bond	GST	1.000%	12/20/2016	0.786%		100	2	0	2
Australia Government Bond	JPM	1.000%	06/20/2016	0.716%		1,600	20	36	(16)
Australia Government Bond	MYC	1.000%	09/20/2016	0.753%		100	1	1	0
Australia Government Bond	MYC	1.000%	12/20/2016	0.786%		200	3	1	2
Australia Government Bond	RYL	1.000%	03/20/2016	0.675%		1,200	16	26	(10)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%		100	1	1	0
Australia Government Bond	RYL	1.000%	12/20/2016	0.786%		800	9	2	7
Australia Government Bond	UAG	1.000%	09/20/2016	0.753%		600	7	9	(2)
Australia Government Bond	UAG	1.000%	12/20/2016	0.786%		300	4	(1)	5
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.353%		200	(8)	0	(8)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.760%		500	(18)	0	(18)
China Government International Bond	CBK	1.000%	03/20/2016	1.290%		700	(8)	7	(15)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%		200	(2)	4	(6)
China Government International Bond	HUS	1.000%	12/20/2015	1.249%		1,300	(12)	25	(37)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.879%		500	(8)	0	(8)
Ensco PLC	FBF	1.000%	03/20/2014	0.841%		500	2	(4)	6
Germany Government Bond	GST	0.250%	12/20/2016	0.989%		2,300	(81)	(110)	29
Japan Government International Bond	FBF	1.000%	03/20/2016	1.254%		900	(9)	(6)	(3)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%		100	(1)	(1)	0
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.461%	EU	R 1,000	(12)	(17)	5
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.441%		700	(7)	(12)	5
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%		$2,700	28	21	7
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%		300	3	2	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%		500	3	6	(3)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%		900	9	6	3
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.792%		1,500	13	33	(20)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%		1,600	16	8	8

							$(5)	$62	$(67)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$500	$(15)	$(14)	$(1)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	500	(15)	(14)	(1)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	800	(23)	(31)	8
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	500	(15)	(13)	(2)

					$(68)	$(72)	$4

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month UDS-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$4,580	JPY 380,140	$(400)	$3	$(403)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.940%	03/15/2012	BRC	EUR	500	$10	$0	$10
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RYL		600	11	0	11
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GLM		1,600	42	0	42
Pay	1-Year BRL-CDI	11.240%	01/02/2012	RYL	BRL	1,900	(2)	0	(2)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		14,200	(9)	0	(9)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		5,700	59	60	(1)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		4,100	0	13	(13)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		11,000	5	48	(43)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	89	5	84
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	3,100,000	14	(2)	16
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		$200	(23)	(5)	(18)
Receive	6-Month EUR-EURIBOR	2.000%	09/21/2016	BRC	EUR	2,500	(49)	3	(52)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	480,000	317	131	186
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		140,000	92	38	54
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	8,400	22	3	19
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		13,000	34	(14)	48
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		12,500	1	0	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		4,400	13	2	11
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		3,800	11	2	9
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		48,500	140	37	103
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		6,300	(4)	(7)	3
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		3,700	(2)	(4)	2
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		3,200	5	(7)	12
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		4,300	8	(19)	27
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		9,800	(3)	4	(7)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		13,000	53	5	48
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		4,800	19	3	16

							$853	$296	$557

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$1,000	$41	$15
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	1,400	58	21

							$99	$36

(k)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$1,400	$0	$(3)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	1,400	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	800	0	(2)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	800	0	(1)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,700	77	(4)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	4,000	0	(18)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	4,000	0	(14)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,100	119	(6)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,600	36	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,600	14	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,600	28	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,300	24	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,100	23	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,500	24	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,200	22	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,600	29	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,300	39	(14)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,400	58	(20)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	0

							$506	$(84)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$500	$6	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	600	6	(3)

						$12	$(5)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	321	02/2012	CBK	$9	$0	$9
Sell		17,663	02/2012	GST	0	(608)	(608)
Sell		1,949	02/2012	JPM	0	(59)	(59)
Sell		1,357	02/2012	MSC	0	(23)	(23)
Buy	BRL	102	01/2012	MSC	2	0	2
Sell		102	01/2012	MSC	0	0	0
Buy		102	01/2012	UAG	0	0	0
Sell		102	01/2012	UAG	2	0	2
Sell		225	02/2012	JPM	5	0	5
Buy		102	03/2012	UAG	0	(2)	(2)
Buy	CAD	178	01/2012	CBK	0	0	0
Sell		869	02/2012	BRC	0	(4)	(4)
Sell		1,372	02/2012	DUB	0	(5)	(5)
Sell		954	02/2012	MSC	0	(10)	(10)
Sell		2,487	02/2012	RBC	0	(10)	(10)
Sell		1,168	02/2012	UAG	0	(7)	(7)
Buy	CNY	2,934	06/2012	BRC	0	(4)	(4)
Sell		3,168	06/2012	BRC	0	(2)	(2)
Buy		6,457	06/2012	CBK	2	(2)	0
Sell		1,278	06/2012	CBK	0	(1)	(1)
Sell		3,617	06/2012	DUB	0	(2)	(2)
Sell		5,714	06/2012	FBL	0	(3)	(3)
Sell		7,771	06/2012	GST	0	(3)	(3)
Sell		1,953	06/2012	HUS	0	(1)	(1)
Buy		14,154	06/2012	JPM	7	(11)	(4)
Sell		8,286	06/2012	JPM	0	(2)	(2)
Sell		7,835	06/2012	MSC	0	(3)	(3)
Buy		3,880	06/2012	UAG	3	(2)	1
Sell		16,559	06/2012	UAG	0	(7)	(7)
Sell		4,487	10/2012	JPM	0	(4)	(4)
Sell		16,053	02/2013	DUB	0	(9)	(9)
Buy		1,947	02/2013	JPM	0	(5)	(5)
Buy		5,000	08/2013	DUB	0	(20)	(20)
Buy		17,318	08/2013	UAG	0	(47)	(47)
Buy		1,217	04/2014	BRC	0	(12)	(12)
Buy		2,759	04/2014	CBK	0	(26)	(26)
Buy		1,059	04/2014	GST	0	(10)	(10)
Buy		815	04/2014	HUS	0	(8)	(8)
Buy		1,724	04/2014	JPM	0	(16)	(16)
Buy		1,764	04/2014	RYL	0	(16)	(16)
Buy		1,625	04/2014	UAG	0	(16)	(16)
Buy		246	09/2015	BOA	0	(2)	(2)
Buy		2,246	09/2015	BRC	0	(26)	(26)
Buy		9,516	09/2015	CBK	0	(114)	(114)
Buy		2,810	09/2015	JPM	0	(33)	(33)
Buy		246	09/2015	MSC	0	(2)	(2)
Buy	DKK	622	03/2012	HUS	0	(4)	(4)
Sell	EUR	1,168	01/2012	CBK	6	0	6
Buy		336	01/2012	FBL	0	(14)	(14)
Sell		336	01/2012	GST	6	0	6
Buy		584	01/2012	HUS	4	0	4
Buy		584	01/2012	MSC	4	0	4
Sell		2,793	01/2012	MSC	40	0	40
Buy		336	02/2012	GST	0	(6)	(6)
Sell		2,195	03/2012	BRC	28	0	28
Buy		2,160	03/2012	CBK	0	(23)	(23)
Sell		2,469	03/2012	CBK	53	0	53
Sell		2,028	03/2012	DUB	30	0	30
Buy		985	03/2012	JPM	0	(23)	(23)
Buy		204	03/2012	MSC	0	0	0
Buy		132	03/2012	UAG	0	(1)	(1)
Sell		27,501	03/2012	UAG	1,080	0	1,080
Sell		13,826	05/2012	BRC	811	0	811
Sell		1,325	05/2012	JPM	79	0	79
Sell		15,921	05/2012	UAG	935	0	935

Buy	GBP	163	03/2012	BRC	0	(3)	(3)
Sell		6,549	03/2012	BRC	75	0	75
Sell		2,500	03/2012	JPM	41	0	41
Sell		6,480	03/2012	UAG	100	0	100
Buy	HKD	8,580	02/2012	CBK	4	0	4
Buy		4,500	02/2012	FBL	2	0	2
Buy		3,104	02/2012	JPM	0	0	0
Buy		2,000	02/2012	UAG	1	0	1
Buy	IDR	527,200	01/2012	BOA	0	(1)	(1)
Buy		270,000	01/2012	DUB	0	(2)	(2)
Buy		277,000	01/2012	HUS	0	(2)	(2)
Buy		131,000	01/2012	UAG	0	(1)	(1)
Sell		3,878,600	01/2012	UAG	12	0	12
Buy		2,715,870	07/2012	HUS	0	(13)	(13)
Sell	INR	12,301	07/2012	DUB	32	0	32
Buy		12,103	07/2012	JPM	0	(42)	(42)
Buy	JPY	50,636	01/2012	BRC	5	0	5
Buy		16,260	01/2012	CBK	3	0	3
Sell		8,142	01/2012	CBK	0	0	0
Buy		372,292	01/2012	DUB	0	(12)	(12)
Buy		11,015	01/2012	JPM	2	0	2
Sell		26,296	01/2012	JPM	0	(4)	(4)
Sell		20,975	01/2012	MSC	1	0	1
Buy		21,797	01/2012	RBC	0	0	0
Buy		9,546	01/2012	UAG	1	0	1
Sell		1,000,000	02/2012	CBK	0	(195)	(195)
Sell		299,919	02/2012	MSC	5	0	5
Sell		320,000	02/2012	RBC	6	0	6
Sell		1,010,012	03/2012	BRC	0	(161)	(161)
Sell		516,401	03/2012	CBK	0	(86)	(86)
Sell		1,013,587	03/2012	JPM	0	(162)	(162)
Buy	KRW	4,443,699	02/2012	CBK	0	(157)	(157)
Sell		1,972,044	02/2012	MSC	59	0	59
Sell		2,461,808	02/2012	UAG	64	0	64
Buy	MXN	22,690	03/2012	BRC	0	(9)	(9)
Buy		2,495	03/2012	HUS	0	0	0
Sell		73,812	03/2012	HUS	183	0	183
Buy		18,800	03/2012	JPM	0	(9)	(9)
Sell		5,915	03/2012	JPM	11	0	11
Sell		4,922	03/2012	UAG	18	0	18
Sell	MYR	989	04/2012	CBK	12	0	12
Buy		1,004	04/2012	JPM	0	(16)	(16)
Buy	NOK	2,365	03/2012	BRC	0	(14)	(14)
Sell	NZD	8,950	02/2012	UAG	0	(280)	(280)
Sell	PHP	49,883	03/2012	BRC	29	0	29
Buy		89,739	03/2012	CBK	0	(23)	(23)
Sell		39,890	03/2012	CBK	16	0	16
Sell	SGD	6	02/2012	CBK	0	0	0
Sell	TWD	8,745	01/2012	BRC	22	0	22
Buy		17,317	01/2012	CBK	0	(32)	(32)
Sell		8,766	01/2012	CBK	11	0	11

					$3,821	$(2,432)	$1,389

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$6,189	$0	$6,189
Mortgage-Backed Securities	0	1,981	0	1,981
Canada
Asset-Backed Securities	0	17	0	17
Corporate Bonds & Notes	0	5,092	0	5,092
Sovereign Issues	0	6,149	0	6,149
Cayman Islands
Asset-Backed Securities	0	2,029	0	2,029
Corporate Bonds & Notes	0	1,431	0	1,431
Chile
Corporate Bonds & Notes	0	837	0	837
Denmark
Corporate Bonds & Notes	0	365	0	365
France
Corporate Bonds & Notes	0	10,385	0	10,385
Sovereign Issues	0	1,606	0	1,606
Germany
Corporate Bonds & Notes	0	15,265	0	15,265
Sovereign Issues	0	14,620	0	14,620
India
Corporate Bonds & Notes	0	190	0	190
Ireland
Asset-Backed Securities	0	357	0	357
Corporate Bonds & Notes	0	3,606	0	3,606
Mortgage-Backed Securities	0	117	0	117
Italy
Corporate Bonds & Notes	0	945	0	945
Japan
Mortgage-Backed Securities	0	0	90	90
Jersey, Channel Islands
Asset-Backed Securities	0	0	304	304
Corporate Bonds & Notes	0	97	0	97
Luxembourg
Corporate Bonds & Notes	0	1,066	0	1,066
Mexico
Sovereign Issues	0	3,453	0	3,453
Netherlands
Asset-Backed Securities	0	0	362	362
Corporate Bonds & Notes	0	6,591	0	6,591
New Zealand
Corporate Bonds & Notes	0	425	0	425
Sovereign Issues	0	7,761	0	7,761
Norway
Corporate Bonds & Notes	0	1,305	0	1,305
South Korea
Sovereign Issues	0	342	0	342
Spain
Sovereign Issues	0	5,708	0	5,708
Supranational
Corporate Bonds & Notes	0	6,165	0	6,165
Sweden
Corporate Bonds & Notes	0	540	0	540
United Kingdom
Asset-Backed Securities	0	50	0	50
Corporate Bonds & Notes	0	12,466	0	12,466
Mortgage-Backed Securities	0	5,018	0	5,018
Sovereign Issues	0	20,106	0	20,106
United States
Asset-Backed Securities	0	2,147	0	2,147
Bank Loan Obligations	0	611	0	611
Corporate Bonds & Notes	0	21,150	0	21,150
Mortgage-Backed Securities	0	13,282	262	13,544
Municipal Bonds & Notes	0	9,226	0	9,226
Preferred Securities	35	0	1,292	1,327
U.S. Government Agencies	0	94,767	6,616	101,383
U.S. Treasury Obligations	0	5,208	0	5,208
Short-Term Instruments
Certificates of Deposit	0	1,098	0	1,098
Repurchase Agreements	0	1,450	0	1,450
Japan Treasury Bills	0	54,039	0	54,039
U.S. Treasury Bills	0	1,059	0	1,059
PIMCO Short-Term Floating NAV Portfolio	39,124	0	0	39,124
Purchased Options
Interest Rate Contracts	0	36	0	36
	$39,159	$346,347	$8,926	$394,432

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	360	0	360
Foreign Exchange Contracts	0	3,821	0	3,821
Interest Rate Contracts	2,248	702	0	2,950
	$2,248	$4,883	$0	$7,131

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(247)	0	(247)
Foreign Exchange Contracts	0	(2,835)	0	(2,835)
Interest Rate Contracts	(3)	(513)	(5)	(521)

	$(3)	$(3,595)	$(5)	$(3,603)

Totals	$41,404	$347,635	$8,921	$397,960

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,796	$0	$(360)	$10	$16	$(6)	$0	$(1,456)	$0	$0
India
Corporate Bonds & Notes	199	0	0	0	0	(9)	0	(190)	0	0
Japan
Mortgage-Backed Securities	0	0	0	0	0	0	90	0	90	0
Jersey, Channel Islands
Asset-Backed Securities	0	0	0	0	0	0	304	0	304	0
Netherlands
Asset-Backed Securities	524	0	(137)	2	12	(39)	0	0	362	(38)
Spain
Sovereign Issues	2,686	0	(2,691)	0	0	5	0	0	0	0
United Kingdom
Corporate Bonds & Notes	2,529	0	0	0	0	(653)	0	(1,876)	0	0
United States
Mortgage-Backed Securities	0	271	(5)	1	1	(6)	0	0	262	(6)
Preferred Securities	1,306	0	0	0	0	(14)	0	0	1,292	(15)
U.S. Government Agencies	7,996	0	(1,376)	0	0	(4)	0	0	6,616	(3)

	17,036	271	(4,569)	13	29	(726)	394	(3,522)	8,926	(62)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(97)	$0	$(16)	$0	$55	$53	$0	$0	$(5)	$3

Totals	$16,939	$271	$(4,585)	$13	$84	$(673)	$394	$(3,522)	$8,921	$(59)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See	Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 137.7%
Fannie Mae
1.500% due 04/27/2026	$2,500	$2,502
3.000% due 02/01/2027	5,000	5,149
3.500% due 01/01/2027 - 01/01/2042	47,317	48,762
4.000% due 08/01/2020 - 01/01/2042	88,693	93,438
4.110% due 03/01/2018	8	8
4.500% due 01/01/2027 - 02/01/2042	21,523	22,906
5.000% due 07/01/2017 - 01/01/2042	22,025	23,882
5.500% due 02/01/2027 - 02/01/2042	14,293	15,558
5.641% due 03/25/2039	8,481	9,116
6.000% due 09/01/2021 - 01/01/2042	20,023	22,030
Freddie Mac
2.575% due 06/01/2030	1	1
2.700% due 05/01/2031	10	10
2.907% due 05/01/2019	5	5
4.000% due 01/01/2042	1,000	1,049
5.000% due 10/01/2029	378	410
5.500% due 06/01/2035 - 03/01/2041	1,195	1,299
7.500% due 08/15/2029 (a)	16	3
Ginnie Mae
0.241% due 01/16/2044 (a)	132,639	807
0.483% due 01/16/2031 - 02/16/2032	1,423	1,424
0.502% due 10/16/2042 (a)	33,277	222
0.533% due 08/16/2032	670	671
0.583% due 12/16/2026 - 08/16/2031	392	394
0.733% due 11/16/2029	2,038	2,045
0.750% due 05/16/2027	43	43
0.783% due 07/16/2028	73	73
0.795% due 09/20/2061	19,274	19,237
0.833% due 04/16/2032	148	148
0.933% due 05/16/2029	21	21
0.939% due 02/20/2060	24,101	24,099
1.079% due 01/20/2060	70,634	71,086
1.131% due 10/16/2044 (a)	74,358	5,318
1.154% due 01/16/2052 (a)	48,197	2,815
1.166% due 05/20/2061	7,681	7,805
1.185% due 07/20/2039	9,782	9,910
1.204% due 08/20/2058	46,849	47,008
1.346% due 01/16/2030 - 02/16/2030	7,105	7,196
1.348% due 11/16/2051 (a)	47,037	2,705
1.370% due 05/20/2061	3,751	3,820
1.445% due 11/16/2044 (a)	37,266	3,333
1.750% due 01/20/2031 - 02/20/2035	981	1,017
1.947% due 08/16/2040 (a)	47,455	4,133
1.971% due 04/20/2061	7,952	8,317
2.250% due 02/20/2030	604	624
3.000% due 06/20/2038	412	429
3.255% due 05/20/2058	83,888	83,519
3.500% due 10/15/2040 - 02/01/2042	116,284	121,369
4.000% due 05/20/2016 - 02/01/2042	475,161	509,169
4.050% due 04/15/2040 - 12/15/2040	6,082	6,536
4.500% due 02/20/2018 - 02/01/2042	652,693	712,187
4.875% due 08/15/2039 - 10/15/2040	3,359	3,666
5.000% due 06/15/2038 - 01/01/2042	379,861	420,792
5.500% due 04/15/2025 - 01/01/2042	193,764	215,986
6.000% due 06/15/2028 - 01/01/2042	111,636	126,420
6.500% due 11/15/2023 - 01/01/2042	35,491	40,486
7.500% due 12/15/2023 - 06/15/2032	2,236	2,586
Small Business Administration
5.600% due 09/01/2028	3,942	4,471

Total U.S. Government Agencies (Cost $2,687,232)		2,718,015

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
2.000% due 11/15/2021	6,500	6,572

Total U.S. Treasury Obligations (Cost $6,578)		6,572

MORTGAGE-BACKED SECURITIES 2.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	5,861	5,406
Bear Stearns Commercial Mortgage Securities
0.364% due 09/11/2042 (a)	19,200	130
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036	4,901	2,882

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.470% due 10/15/2048 (a)	123,017	1,100
5.886% due 11/15/2044	843	938
Credit Suisse First Boston Mortgage Securities Corp.
0.214% due 08/15/2038 (a)	5,507	9
0.884% due 03/25/2032	32	24
Credit Suisse Mortgage Capital Certificates
0.560% due 09/15/2039 (a)	77,882	782
JPMorgan Alternative Loan Trust
0.794% due 06/27/2037	10,056	7,227
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019	5,019	4,794
4.388% due 02/15/2046	4,000	4,292
LB Commercial Conduit Mortgage Trust
5.941% due 07/15/2044	3,000	3,279
LB-UBS Commercial Mortgage Trust
0.174% due 11/15/2040 (a)	44,160	85
MLCC Mortgage Investors, Inc.
2.420% due 10/25/2035	954	776
Morgan Stanley Capital
0.495% due 11/12/2041 (a)	31,533	154
Mortgage Equity Conversion Asset Trust
0.590% due 02/25/2042	596	554
0.600% due 05/25/2042	18,588	16,450
0.610% due 01/25/2042	3,774	3,452
0.620% due 10/25/2041	3,198	2,830
Structured Asset Mortgage Investments, Inc.
0.945% due 09/19/2032	102	85

Total Mortgage-Backed Securities (Cost $58,864)		55,249

ASSET-BACKED SECURITIES 3.2%
Amortizing Residential Collateral Trust
0.874% due 07/25/2032	19	15
Centex Home Equity
0.594% due 01/25/2032	28	22
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033	24	20
Citibank Omni Master Trust
2.378% due 05/16/2016	25,000	25,156
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,280	906
Home Equity Asset Trust
0.894% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.368% due 04/25/2038	4,109	4,102
Saxon Asset Securities Trust
0.814% due 08/25/2032	1	1
SLM Student Loan Trust
1.718% due 01/25/2018	4,780	4,859
1.918% due 04/25/2023	10,899	11,163
South Carolina Student Loan Corp.
1.077% due 03/01/2018	4,669	4,617
1.277% due 03/02/2020	8,400	8,357
1.527% due 09/03/2024	4,300	4,266
Structured Asset Securities Corp.
0.874% due 01/25/2033	62	52

Total Asset-Backed Securities (Cost $63,878)		63,538

SHORT-TERM INSTRUMENTS 24.5%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.060% due 01/03/2012	5,000	5,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,180. Repurchase proceeds are $5,000.)
U.S. TREASURY BILLS 0.0%
0.058% due 06/28/2012 (c)	540	540

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.2%
	47,619,390	476,861

Total Short-Term Instruments (Cost $482,355)		482,401

PURCHASED OPTIONS (g) 0.0%
(Cost $2,041)	742
Total Investments 168.5% (Cost $3,300,948)	$3,326,517
Written Options (h) (0.0%) (Premiums $2,038)	(700)
Other Assets and Liabilities (Net) (68.5%)	(1,351,424)

Net Assets 100.0%	$1,974,393

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $540 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $5,079 at a weighted average interest rate of 0.142%. On December 31, 2011, there were no open reverse repurchase agreements.

(e)	Cash of $115 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
U.S. Treasury 10-Year Note March Futures	Short	03/2012	15	$(15)

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	$500	$172	$0	$172

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$19,600	$808	$297
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	29,400	1,211	445

							$2,019	$742

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Ginnie Mae 4.500% due 02/01/2042	FBF	$92.000	02/14/2012	$190,000	$22	$0

(h)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$89,600	$815	$(280)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	134,400	1,223	(420)

							$2,038	$(700)

(i)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (3)
Fannie Mae	3.500%	01/01/2042	$94,000	$95,527	$(96,702)
Fannie Mae	4.000%	01/01/2042	84,000	87,186	(88,266)
Fannie Mae	4.500%	01/01/2042	31,651	33,589	(33,689)
Fannie Mae	5.000%	01/01/2027	3,000	3,222	(3,226)
Fannie Mae	5.000%	01/01/2042	8,000	8,603	(8,644)
Fannie Mae	5.000%	02/01/2042	14,000	15,054	(15,096)
Fannie Mae	5.500%	01/01/2042	12,000	13,039	(13,069)
Ginnie Mae	3.500%	10/15/2040	229	240	(240)
Ginnie Mae	3.500%	10/15/2041	72	75	(76)
Ginnie Mae	4.000%	01/01/2042	280,000	298,206	(299,681)
Ginnie Mae	5.000%	02/01/2042	10,000	11,033	(11,059)
Ginnie Mae	5.500%	11/01/2041	17,000	18,785	(18,971)
Ginnie Mae	5.500%	01/01/2042	22,000	24,551	(24,671)

				$609,110	$(613,390)

(3)	Market value includes $1 of interest payable on short sales.

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Government Agencies	$0	$2,453,124	$264,891	$2,718,015
U.S. Treasury Obligations	0	6,572	0	6,572
Mortgage-Backed Securities	0	31,963	23,286	55,249
Asset-Backed Securities	0	63,538	0	63,538
Short-Term Instruments
Repurchase Agreements	0	5,000	0	5,000
U.S. Treasury Bills	0	540	0	540
PIMCO Short-Term Floating NAV Portfolio	476,861	0	0	476,861
Purchased Options
Interest Rate Contracts	0	742	0	742
	$476,861	$2,561,479	$288,177	$3,326,517
Short Sales, at value	$0	$(613,390)	$0	$(613,390)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$172	$0	$172

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(15)	$(700)	$0	$(715)

Totals	$476,846	$1,947,561	$288,177	$2,712,584

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
U.S. Government Agencies	$228,772	$42,604	$(6,622)	$108	$244	$(215)	$0	$0	$264,891	$71
Mortgage-Backed Securities	25,608	0	(770)	38	50	(1,640)	0	0	23,286	(1,628)

Totals	$254,380	$42,604	$(7,392)	$146	$294	$(1,855)	$0	$0	$288,177	$(1,557)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.6%
GOVERNMENT AGENCY DEBT 17.6%
Bank of America Corp.
3.125% due 06/15/2012 (b)	$5,400	$5,471
Bank of New York Mellon Corp.
0.736% due 06/29/2012 (b)	4,900	4,905
Fannie Mae
4.750% due 11/19/2012	4,535	4,716
Federal Home Loan Bank
0.180% due 11/23/2012	4,700	4,699
Freddie Mac
5.125% due 07/15/2012	6,730	6,903
General Electric Capital Corp.
2.200% due 06/08/2012 (b)	10,510	10,600
Goldman Sachs Group, Inc.
2.150% due 03/15/2012 (b)	3,400	3,413
3.250% due 06/15/2012 (b)	6,669	6,760
John Deere Capital Corp.
2.875% due 06/19/2012 (b)	5,363	5,429
JPMorgan Chase & Co.
0.776% due 06/15/2012 (b)	6,500	6,511
2.125% due 06/22/2012 (b)	300	303
2.200% due 06/15/2012 (b)	5,018	5,063
KeyBank N.A.
3.200% due 06/15/2012 (b)	7,015	7,108
Morgan Stanley
0.724% due 02/10/2012 (b)	2,200	2,201
0.742% due 03/13/2012 (b)	10,000	10,007
1.950% due 06/20/2012 (b)	2,030	2,046
2.250% due 03/13/2012 (b)	4,760	4,779
PNC Funding Corp.
2.300% due 06/22/2012 (b)	3,631	3,667
State Street Corp.
2.150% due 04/30/2012 (b)	6,225	6,265
U.S. Bancorp
1.800% due 05/15/2012 (b)	9,325	9,380
Wells Fargo & Co.
0.766% due 06/15/2012 (b)	1,500	1,502

		111,728

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 24.2%
BNP Paribas Securities Corp.
0.150% due 01/03/2012	63,200	63,200
(Dated 12/30/2011. Collateralized by Fannie Mae 4.500% due 09/01/2040 valued at $65,937. Repurchase proceeds are $63,201.)
Citigroup Global Markets, Inc.
0.070% due 01/03/2012	50,000	50,000
(Dated 12/30/2011. Collateralized by Fannie Mae 3.200% due 10/29/2020 valued at $51,005. Repurchase proceeds are $50,000.)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012	20,000	20,000
(Dated 12/30/2011. Collateralized by Fannie Mae 3.500% due 12/01/2041 valued at $20,703. Repurchase proceeds are $20,000.)
JPMorgan Securities, Inc.
0.070% due 01/03/2012	18,900	18,900
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $19,280. Repurchase proceeds are $18,900.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	2,089	2,089
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $2,135. Repurchase proceeds are $2,089.)

		154,189

TREASURY DEBT 5.0%
U.S. Treasury Bills
0.105% due 12/13/2012 (a)	31,900	31,868

TREASURY REPURCHASE AGREEMENTS 53.8%
Banc of America Securities LLC
0.050% due 01/03/2012	25,000	25,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $25,632. Repurchase proceeds are $25,000.)
Bank of Nova Scotia
0.050% due 01/03/2012	63,200	63,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $64,617. Repurchase proceeds are $63,200.)
Barclays Capital, Inc.
0.050% due 01/03/2012	59,400	59,400
(Dated 12/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2027 valued at $60,657. Repurchase proceeds are $59,400.)

Credit Suisse Securities (USA) LLC
0.050% due 01/03/2012	30,000	30,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $30,625. Repurchase proceeds are $30,000.)
Deutsche Bank Securities, Inc.
0.030% due 01/03/2012	30,000	30,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2037 valued at $30,582. Repurchase proceeds are $30,000.)
Morgan Stanley & Co., Inc.
0.050% due 01/03/2012	12,000	12,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $12,111. Repurchase proceeds are $12,000.)
RBC Capital Markets LLC
0.050% due 01/03/2012	63,200	63,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $64,359. Repurchase proceeds are $63,200.)
RBS Securities, Inc.
0.050% due 01/03/2012	30,000	30,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2021 valued at $30,664. Repurchase proceeds are $30,000.)
TD Securities (USA) LLC
0.050% due 01/03/2012	30,000	30,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $30,801. Repurchase proceeds are $30,000.)

		342,800

Total Short-Term Instruments (Cost $640,585)		640,585

Total Investments 100.6% (Cost $640,585)		$640,585
Other Assets and Liabilities (Net) (0.6%)		(3,578)

Net Assets 100.0%		$637,007

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$111,728	$0	$111,728
Government Agency Repurchase Agreements	0	154,189	0	154,189
Treasury Debt	0	31,868	0	31,868
Treasury Repurchase Agreements	0	342,800	0	342,800

	$0	$640,585	$0	$640,585

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.0%
Boyd Gaming Corp.
6.000% due 12/17/2015		$10,000	$9,937
Catalent Pharma Solutions
2.546% due 04/10/2014		22,703	21,899
Clear Channel Communications
3.696% due 07/30/2014		5,000	4,381
Colfax Corp.
4.500% due 09/12/2018		5,750	5,760
Community Health Systems, Inc.
2.546% due 07/25/2014		369	359
2.546% - 2.773% due 07/25/2014		6,330	6,157
3.796% - 4.023% due 01/25/2017		3,196	3,099
DaVita, Inc.
4.500% due 10/20/2016		3,638	3,640
First Data Corp.
3.044% due 09/24/2014		41,260	37,352
Harrah’s Operating Co., Inc.
3.000% - 3.579% due 01/28/2015		1,972	1,716
3.294% - 3.418% due 01/28/2015		15,500	13,518
3.418% due 01/28/2015		3,807	3,316
Intelsat (Bermuda), Ltd.
2.905% due 02/01/2014		20,750	19,806
Kinetic Concepts, Inc.
7.000% due 05/04/2018		25,000	25,257
NeuStar, Inc.
5.000% due 11/08/2018		13,865	13,900
Newsday LLC
10.500% due 08/01/2013		19,750	20,441
Nuveen Investments, Inc.
3.425% - 3.579% due 11/13/2014		12,949	12,379
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018		13,000	12,984
Quintiles Transnational Corp.
5.000% due 06/08/2018		31,591	31,104
R.H. Donnelley, Inc.
9.000% due 10/24/2014		2,106	762
Springleaf Finance Corp.
5.500% due 05/10/2017		29,450	25,704
Texas Competitive Electric Holdings Co. LLC
4.776% due 10/10/2017		121,722	77,497
Univision Communications, Inc.
2.296% due 09/29/2014		16,780	16,064
UPC Broadband Holding B.V.
4.962% due 12/30/2016	EUR	11,280	13,809
5.212% due 12/31/2017		4,884	6,046
Vodafone Group PLC
6.875% due 08/17/2015		$26,491	26,491

Total Bank Loan Obligations (Cost $439,805)			413,378

CORPORATE BONDS & NOTES 80.9%
BANKING & FINANCE 12.9%
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,002
2.727% due 12/01/2014		1,725	1,547
4.500% due 02/11/2014		15,100	14,609
6.250% due 12/01/2017		12,000	11,623
6.750% due 12/01/2014		7,489	7,560
7.500% due 12/31/2013		21,032	21,663
7.500% due 09/15/2020		12,000	12,165
8.000% due 03/15/2020		20,500	21,064
8.000% due 11/01/2031		21,740	20,568
8.300% due 02/12/2015		18,000	19,035
American International Group, Inc.
0.663% due 03/20/2012		2,675	2,652
5.750% due 03/15/2067	GBP	5,550	5,861
8.175% due 05/15/2068		$11,200	10,080
8.250% due 08/15/2018		51,325	54,452
8.625% due 05/22/2068	GBP	25,300	31,826
Bank of America Corp.
6.000% due 09/01/2017		$10,460	10,230
Barclays Bank PLC
14.000% due 11/29/2049	GBP	27,340	48,191
BPCE S.A.
5.250% due 07/29/2049	EUR	700	520
9.000% due 03/29/2049		3,200	2,951
9.250% due 10/29/2049		1,200	1,052

Cantor Fitzgerald LP
7.875% due 10/15/2019		$10,000	9,779
Capital One Capital V
10.250% due 08/15/2039		10,225	10,672
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	12,650	16,700
Cequel Communications Holdings I LLC
8.625% due 11/15/2017		$22,250	23,696
CIT Group, Inc.
7.000% due 05/01/2015		66,647	66,864
7.000% due 05/01/2016		113,617	113,759
7.000% due 05/01/2017		38,789	38,837
Citigroup, Inc.
0.810% due 06/09/2016		7,000	5,472
Columbus International, Inc.
11.500% due 11/20/2014		16,890	17,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		56,000	65,807
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	5,050	4,392
7.589% due 01/29/2049		3,300	2,980
8.125% due 10/29/2049		1,500	1,503
8.375% due 10/29/2049		$4,773	3,604
E*Trade Financial Corp.
6.750% due 06/01/2016		4,875	4,753
FCE Bank PLC
7.125% due 01/16/2012	EUR	3,000	3,910
7.125% due 01/15/2013		6,000	7,960
9.375% due 01/17/2014		8,700	12,189
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$15,000	15,564
5.875% due 08/02/2021		30,000	31,312
6.625% due 08/15/2017		12,875	14,035
7.000% due 10/01/2013		115,183	122,436
7.000% due 04/15/2015		12,000	12,930
7.500% due 08/01/2012		3,425	3,537
8.000% due 06/01/2014		31,200	33,983
8.000% due 12/15/2016		32,250	36,679
8.125% due 01/15/2020		13,450	15,877
8.700% due 10/01/2014		15,762	17,641
12.000% due 05/15/2015		13,600	16,764
GMAC International Finance BV
7.500% due 04/21/2015	EUR	15,750	19,467
HBOS Capital Funding LP
6.071% due 06/29/2049		$1,000	630
6.461% due 11/29/2049	GBP	2,000	1,941
HBOS PLC
0.728% due 09/06/2017		$1,550	1,097
2.071% due 03/29/2016	EUR	1,000	986
6.000% due 11/01/2033		$5,000	3,062
6.750% due 05/21/2018		28,450	22,833
ILFC E-Capital Trust II
6.250% due 12/21/2065		51,990	35,353
Ineos Finance PLC
9.000% due 05/15/2015		13,250	13,515
9.250% due 05/15/2015	EUR	8,675	11,115
International Lease Finance Corp.
5.625% due 09/20/2013		$13,000	12,756
5.650% due 06/01/2014		500	480
5.875% due 05/01/2013		9,275	9,182
6.250% due 05/15/2019		11,150	10,312
6.375% due 03/25/2013		8,000	8,000
6.625% due 11/15/2013		11,100	11,100
6.750% due 09/01/2016		23,625	24,334
7.125% due 09/01/2018		25,475	26,494
8.250% due 12/15/2020		7,100	7,189
8.625% due 09/15/2015		10,925	11,239
8.750% due 03/15/2017		19,960	20,609
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	10,000	8,387
ISS Holdings A/S
8.875% due 05/15/2016		9,000	11,241
LBG Capital No.1 PLC
6.439% due 05/23/2020		10,394	9,173
7.625% due 10/14/2020		1,000	919
7.867% due 12/17/2019	GBP	5,703	6,643
7.869% due 08/25/2020		8,825	10,210
7.875% due 11/01/2020		$12,725	9,773
8.500% due 12/29/2049		1,050	730
11.040% due 03/19/2020	GBP	5,795	7,875
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	425	374
9.125% due 07/15/2020	GBP	2,500	2,989
15.000% due 12/21/2019		9,250	15,083

Lehman Brothers Holdings, Inc.
2.940% due 01/12/2012 ^		$52,300	13,598
3.060% due 04/04/2016 ^		6,200	1,612
Lloyds TSB Bank PLC
12.000% due 12/29/2049		2,500	2,293
Marina District Finance Co., Inc.
9.500% due 10/15/2015		4,600	4,324
9.875% due 08/15/2018		5,750	5,276
Masonite International Corp.
8.250% due 04/15/2021		30,014	29,564
MCE Finance Ltd.
10.250% due 05/15/2018		8,500	9,201
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		12,150	10,712
Regions Bank
7.500% due 05/15/2018		6,000	6,000
Regions Financial Corp.
0.744% due 06/26/2012		16,800	16,392
7.375% due 12/10/2037		11,211	9,529
7.750% due 11/10/2014		19,400	19,691
Royal Bank of Scotland Group PLC
2.438% due 01/28/2016	EUR	2,130	1,987
4.700% due 07/03/2018		$1,750	1,144
5.000% due 11/12/2013		5,630	5,090
6.990% due 10/29/2049		16,050	10,132
7.648% due 08/29/2049		7,825	5,370
Santander Finance Preferred S.A.U.
11.300% due 07/29/2049	GBP	12,000	16,269
SLM Corp.
0.718% due 01/27/2014		$7,575	6,851
1.756% due 06/17/2013	EUR	51,500	63,628
5.000% due 06/15/2018		$1,000	868
5.375% due 05/15/2014		5,000	5,007
6.250% due 01/25/2016		6,450	6,279
8.000% due 03/25/2020		11,200	11,340
8.450% due 06/15/2018		30,000	31,050
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,100	7,030
Societe Generale S.A.
5.922% due 04/29/2049		17,270	10,523
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	2,500	2,583
4.875% due 07/15/2012		$8,000	7,700
5.375% due 10/01/2012		250	237
6.500% due 09/15/2017		3,000	2,100
6.900% due 12/15/2017		10,400	7,540
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,024
10.500% due 02/15/2019		6,000	7,548
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$10,250	8,777
USB Capital IX
3.500% due 10/29/2049		2,000	1,397
Wachovia Capital Trust III
5.570% due 03/29/2049		3,000	2,524
Wells Fargo & Co.
7.980% due 03/29/2049		14,765	15,891
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		22,000	20,075
7.375% due 02/15/2018	EUR	6,000	6,639
11.750% due 07/15/2017		$45,942	41,348

			1,803,466

INDUSTRIALS 59.9%
Actuant Corp.
6.875% due 06/15/2017		5,000	5,175
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		6,000	6,195
Affinion Group, Inc.
7.875% due 12/15/2018		25,475	21,654
Aguila S.A.
7.875% due 01/31/2018	CHF	12,650	13,232
7.875% due 01/31/2018		$21,008	20,483
Alere, Inc.
8.625% due 10/01/2018		25,625	25,369
Aleris International, Inc.
7.625% due 02/15/2018		59,075	57,893
Alliant Techsystems, Inc.
6.875% due 09/15/2020		10,200	10,455
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	12,559
11.000% due 11/01/2015		15,322	16,241
AMC Networks, Inc.
7.750% due 07/15/2021		10,675	11,662

American Renal Holdings Co., Inc.
8.375% due 05/15/2018		6,415	6,768
American Stores Co.
7.100% due 03/20/2028		1,034	804
8.000% due 06/01/2026		30,835	26,749
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	7,763
Ameristar Casinos, Inc.
7.500% due 04/15/2021		27,500	28,462
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		27,255	28,209
Antero Resources Finance Corp.
7.250% due 08/01/2019		11,000	11,330
9.375% due 12/01/2017		3,750	4,069
ARAMARK Corp.
3.929% due 02/01/2015		16,850	16,344
5.000% due 06/01/2012		2,505	2,524
8.500% due 02/01/2015		14,655	15,095
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (b)		2,525	2,613
Arch Coal, Inc.
7.000% due 06/15/2019		27,325	28,008
7.250% due 10/01/2020		7,700	7,912
7.250% due 06/15/2021		23,625	24,393
ARD Finance S.A.
11.125% due 06/01/2018 (b)		4,768	4,054
11.125% due 06/01/2018	EUR	3,000	3,048
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		16,175	20,620
9.125% due 10/15/2020		$4,875	4,851
9.250% due 10/15/2020	EUR	18,000	21,142
Armored Autogroup, Inc.
9.250% due 11/01/2018		$9,000	6,998
Associated Materials LLC
9.125% due 11/01/2017		30,100	26,413
Audatex North America, Inc.
6.750% due 06/15/2018		18,675	18,955
AutoNation, Inc.
6.750% due 04/15/2018		6,400	6,752
Avaya, Inc.
7.000% due 04/01/2019		35,000	34,125
Aviation Capital Group Corp.
7.125% due 10/15/2020		20,750	20,104
B&G Foods, Inc.
7.625% due 01/15/2018		7,500	8,006
Ball Corp.
6.750% due 09/15/2020		8,550	9,341
Basic Energy Services, Inc.
7.750% due 02/15/2019		17,075	17,288
Bausch & Lomb, Inc.
9.875% due 11/01/2015		23,750	25,056
BE Aerospace, Inc.
6.875% due 10/01/2020		16,000	17,520
Berry Petroleum Co.
6.750% due 11/01/2020		3,600	3,654
10.250% due 06/01/2014		6,050	6,874
Berry Plastics Corp.
4.421% due 09/15/2014		2,280	2,155
5.153% due 02/15/2015		19,820	19,671
8.250% due 11/15/2015		2,700	2,889
9.500% due 05/15/2018		20,400	20,604
9.750% due 01/15/2021		32,000	32,080
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	20,400	22,574
9.500% due 06/15/2017		1,000	1,048
BI-LO LLC
9.250% due 02/15/2019		$14,950	15,473
Biomet, Inc.
10.000% due 10/15/2017		25,677	27,860
10.375% due 10/15/2017 (b)		33,675	36,622
11.625% due 10/15/2017		91,367	99,590
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		10,000	10,200
Bombardier, Inc.
7.250% due 11/15/2016	EUR	9,900	13,326
7.500% due 03/15/2018		$19,225	20,667
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		10,850	9,711
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,486
6.875% due 01/15/2020		18,150	19,420
Building Materials Corp. of America
6.750% due 05/01/2021		34,211	36,007
7.500% due 03/15/2020		15,831	17,177
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		18,461	18,830

Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		10,575	9,465
C10 Capital SPV Ltd.
6.722% due 12/29/2049		5,000	2,650
Cablevision Systems Corp.
7.750% due 04/15/2018		8,650	9,212
8.000% due 04/15/2020		4,550	4,903
8.625% due 09/15/2017		2,000	2,225
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		37,025	25,423
11.250% due 06/01/2017		27,050	28,842
Calcipar S.A.
6.875% due 05/01/2018		9,825	8,892
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		8,450	8,239
Capella Healthcare, Inc.
9.250% due 07/01/2017		16,375	16,702
Case New Holland, Inc.
7.875% due 12/01/2017		23,200	26,332
Catalent Pharma Solutions, Inc.
9.750% due 04/15/2017	EUR	11,650	13,796
CC Holdings GS V LLC
7.750% due 05/01/2017		$10,000	10,825
CCO Holdings LLC
6.500% due 04/30/2021		27,000	27,472
7.000% due 01/15/2019		21,525	22,547
7.375% due 06/01/2020		9,325	9,885
7.875% due 04/30/2018		14,500	15,533
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		6,000	6,203
6.625% due 10/15/2018		10,150	10,835
Cemex Finance LLC
9.625% due 12/14/2017	EUR	2,750	2,767
Cemex S.A.B de C.V.
9.000% due 01/11/2018		$35,100	28,168
Central Garden and Pet Co.
8.250% due 03/01/2018		2,000	1,970
CF Industries, Inc.
6.875% due 05/01/2018		8,000	9,180
7.125% due 05/01/2020		9,680	11,471
Charter Communications Operating LLC
10.875% due 09/15/2014		8,138	8,779
Chemtura Corp.
7.875% due 09/01/2018		13,500	13,972
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	1,078
7.250% due 12/15/2018		21,104	23,425
7.625% due 07/15/2013		2,850	3,028
9.500% due 02/15/2015		74,525	85,704
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		7,000	7,315
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		16,475	16,063
7.750% due 05/15/2017		15,650	15,924
9.500% due 05/15/2016		15,925	17,279
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	3,982
CityCenter Holdings LLC
7.625% due 01/15/2016		14,650	15,089
10.750% due 01/15/2017 (b)(g)		19,299	18,963
Clear Channel Communications, Inc.
9.000% due 03/01/2021		12,700	10,763
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		69,625	75,411
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,147
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		27,250	25,342
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,227
CommScope, Inc.
8.250% due 01/15/2019		38,410	38,602
Community Health Systems, Inc.
8.875% due 07/15/2015		32,892	34,043
Concho Resources, Inc.
6.500% due 01/15/2022		28,975	30,424
7.000% due 01/15/2021		11,900	12,837
Consol Energy, Inc.
6.375% due 03/01/2021		8,000	8,120
8.000% due 04/01/2017		30,250	33,275
8.250% due 04/01/2020		22,500	24,975
Constellation Brands, Inc.
7.250% due 05/15/2017		11,850	13,094
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	34,575	44,972
7.500% due 09/15/2017		7,450	9,835
8.500% due 07/15/2015		6,750	9,435

Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	355
7.566% due 09/15/2021		1,104	1,089
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		4,022	4,004
Continental Resources, Inc.
7.125% due 04/01/2021		4,650	5,069
7.375% due 10/01/2020		6,000	6,570
8.250% due 10/01/2019		3,454	3,817
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		23,000	20,642
10.875% due 12/15/2018	EUR	3,750	4,222
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$22,895	24,068
Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	11,935
Crown Americas LLC
6.250% due 02/01/2021		9,000	9,450
7.625% due 05/15/2017		2,850	3,124
Crown Castle International Corp.
7.125% due 11/01/2019		4,345	4,714
9.000% due 01/15/2015		4,550	4,954
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	3,125	4,115
CSC Holdings LLC
6.750% due 11/15/2021		$19,250	20,357
7.625% due 07/15/2018		50,223	55,496
7.875% due 02/15/2018		20,250	22,528
8.500% due 04/15/2014		4,675	5,195
8.625% due 02/15/2019		11,950	13,832
DaVita, Inc.
6.375% due 11/01/2018		16,875	17,318
6.625% due 11/01/2020		20,975	21,657
Del Monte Corp.
7.625% due 02/15/2019		45,860	44,255
Delphi Corp.
6.125% due 05/15/2021		3,250	3,364
Delta Air Lines Pass-Through Trust
7.779% due 07/02/2013		152	152
Denbury Resources, Inc.
8.250% due 02/15/2020		19,212	21,565
9.750% due 03/01/2016		1,500	1,661
Digicel Group Ltd.
8.875% due 01/15/2015		3,500	3,465
10.500% due 04/15/2018		13,175	13,373
Digicel Ltd.
8.250% due 09/01/2017		44,350	45,015
DISH DBS Corp.
6.625% due 10/01/2014		3,415	3,663
6.750% due 06/01/2021		20,000	21,650
7.000% due 10/01/2013		14,730	15,798
7.125% due 02/01/2016		92,729	100,379
7.750% due 05/31/2015		6,790	7,503
7.875% due 09/01/2019		13,750	15,606
DJO Finance LLC
7.750% due 04/15/2018		20,000	15,450
9.750% due 10/15/2017		19,750	15,454
10.875% due 11/15/2014		2,850	2,672
Dole Food Co., Inc.
13.875% due 03/15/2014		2,000	2,320
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		11,975	12,304
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,500	1,643
Edcon Pty. Ltd.
9.500% due 03/01/2018	EUR	2,000	2,058
9.500% due 03/01/2018		$11,000	8,635
EH Holding Corp.
6.500% due 06/15/2019		9,200	9,637
7.625% due 06/15/2021		11,650	12,291
El Paso Corp.
7.000% due 06/15/2017		28,420	31,273
7.250% due 06/01/2018		9,250	10,171
7.750% due 01/15/2032		59,265	68,747
7.800% due 08/01/2031		43,291	50,109
8.050% due 10/15/2030		5,683	6,649
Eldorado Resorts LLC
8.625% due 06/15/2019		16,075	14,427
Emergency Medical Services Corp.
8.125% due 06/01/2019		20,534	20,585
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		9,675	10,352
7.250% due 01/15/2022		2,000	2,138
Energy Transfer Equity LP
7.500% due 10/15/2020		22,625	24,831

Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	5,040
8.375% due 08/01/2066		55,051	58,961
Exide Technologies
8.625% due 02/01/2018		17,455	13,528
FGI Operating Co., Inc.
10.250% due 08/01/2015		2,000	2,130
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		2,000	1,845
7.500% due 05/04/2020		47,803	46,966
Fidelity National Information Services, Inc.
7.625% due 07/15/2017		9,615	10,452
First Data Corp.
8.250% due 01/15/2021		35,143	31,629
9.875% due 09/24/2015		766	724
12.625% due 01/15/2021		10,349	9,055
First Wind Capital LLC
10.250% due 06/01/2018		5,000	4,938
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,675	9,602
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		7,000	6,738
7.000% due 11/01/2015		12,250	12,434
8.250% due 11/01/2019		32,825	33,564
Ford Motor Co.
6.375% due 02/01/2029		400	412
7.125% due 11/15/2025		8,000	8,320
7.500% due 08/01/2026		12,625	13,477
9.215% due 09/15/2021		2,200	2,607
Forest Oil Corp.
7.250% due 06/15/2019		23,350	23,934
8.500% due 02/15/2014		8,270	9,056
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		1,500	1,506
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		8,300	9,348
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	11,900	11,802
Geo Group, Inc.
6.625% due 02/15/2021		$9,250	9,343
Georgia-Pacific LLC
7.250% due 06/01/2028		13,550	16,368
7.375% due 12/01/2025		28,710	35,474
7.700% due 06/15/2015		1,770	2,058
8.000% due 01/15/2024		75,465	96,914
8.250% due 05/01/2016		21,970	24,417
8.875% due 05/15/2031		4,550	6,262
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020 (g)		19,750	21,626
10.500% due 05/15/2016		4,595	5,089
Graham Packaging Co. LP
9.875% due 10/15/2014		5,110	5,219
Graphic Packaging International, Inc.
7.875% due 10/01/2018		18,850	20,169
9.500% due 06/15/2017		6,300	6,930
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		5,225	5,199
Griffon Corp.
7.125% due 04/01/2018		12,250	12,189
Grifols, Inc.
8.250% due 02/01/2018		21,150	22,313
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	15,276	18,654
5.426% due 09/15/2017		5,250	6,047
Harvest Operations Corp.
6.875% due 10/01/2017		$7,475	7,774
HCA Holdings, Inc.
7.750% due 05/15/2021 (g)		23,360	23,886
HCA, Inc.
6.250% due 02/15/2013		1,000	1,025
6.500% due 02/15/2020		59,685	62,072
6.750% due 07/15/2013		1,000	1,038
7.190% due 11/15/2015		17,217	17,303
7.250% due 09/15/2020		22,725	24,088
7.500% due 02/15/2022		62,475	64,037
7.875% due 02/15/2020		4,920	5,338
8.000% due 10/01/2018		12,650	13,409
8.360% due 04/15/2024		1,000	950
8.500% due 04/15/2019		23,925	26,317
9.000% due 12/15/2014		3,246	3,400
9.875% due 02/15/2017		4,956	5,439
Headwaters, Inc.
7.625% due 04/01/2019		19,275	17,155
Health Management Associates, Inc.
7.375% due 01/15/2020		14,850	15,481

HeidelbergCement Finance BV
7.500% due 04/03/2020	EUR	4,500	5,562
Hertz Corp.
6.750% due 04/15/2019		$42,550	42,869
7.375% due 01/15/2021		21,450	21,906
7.875% due 01/01/2014	EUR	2,500	3,260
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$46,623	43,942
9.000% due 11/15/2020		58,500	48,555
Host Hotels & Resorts LP
6.000% due 10/01/2021		6,200	6,371
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		4,625	4,556
7.125% due 03/15/2021		8,500	8,373
Huntsman International LLC
5.500% due 06/30/2016		5,000	4,925
8.625% due 03/15/2020		4,000	4,260
8.625% due 03/15/2021		28,000	29,820
Hyva Global BV
8.625% due 03/24/2016		9,350	7,807
IASIS Healthcare LLC
8.375% due 05/15/2019		33,125	29,067
Immucor, Inc.
11.125% due 08/15/2019		15,600	16,224
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	4,750	4,918
Ineos Group Holdings Ltd.
7.875% due 02/15/2016		53,850	51,923
8.500% due 02/15/2016		$10,330	8,264
Inergy LP
6.875% due 08/01/2021		3,884	3,923
7.000% due 10/01/2018		8,500	8,670
Insight Communications Co., Inc.
9.375% due 07/15/2018		22,925	26,306
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		26,495	26,959
7.250% due 10/15/2020		35,850	36,477
7.500% due 04/01/2021		19,250	19,515
8.500% due 11/01/2019		12,920	13,727
9.500% due 06/15/2016		24,000	25,140
11.250% due 06/15/2016		6,250	6,582
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		14,250	13,822
11.500% due 02/04/2017 (b)		58,851	56,939
Interactive Data Corp.
10.250% due 08/01/2018		20,590	22,649
Intergen NV
9.000% due 06/30/2017		37,483	39,638
Interline Brands, Inc.
7.000% due 11/15/2018		4,050	4,212
inVentiv Health, Inc.
10.000% due 08/15/2018		9,500	8,740
Jaguar Holding Co. II
9.500% due 12/01/2019		15,750	16,616
Jaguar Land Rover PLC
7.750% due 05/15/2018		3,600	3,447
8.125% due 05/15/2018	GBP	2,700	3,931
8.125% due 05/15/2021		$10,750	10,159
Jarden Corp.
7.500% due 05/01/2017		4,066	4,330
7.500% due 01/15/2020		10,750	11,502
7.500% due 01/15/2020	EUR	7,450	9,449
8.000% due 05/01/2016		$5,250	5,696
JC Penney Corp., Inc.
7.125% due 11/15/2023		4,045	4,065
JDA Software Group, Inc.
8.000% due 12/15/2014		8,000	8,710
JET Equipment Trust
10.000% due 12/15/2013 ^		914	866
JMC Steel Group
8.250% due 03/15/2018		9,500	9,310
Kabel BW Erste Beteiligungs GmbH
5.676% due 03/15/2018	EUR	4,250	5,473
7.500% due 03/15/2019		$9,250	9,759
7.500% due 03/15/2019	EUR	10,300	13,531
Kabel BW Musketeer GmbH
9.500% due 03/15/2021		28,400	36,849
Kerling PLC
10.625% due 02/01/2017		5,000	5,759
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$10,875	9,189
Kinove German Bondco GmbH
9.625% due 06/15/2018		12,000	11,460
10.000% due 06/15/2018	EUR	10,950	12,684
Kraton Polymers LLC
6.750% due 03/01/2019		$6,150	5,812

Laredo Petroleum, Inc.
9.500% due 02/15/2019		12,200	12,993
Lear Corp.
7.875% due 03/15/2018		8,650	9,407
Legrand France S.A.
8.500% due 02/15/2025		9,525	11,662
Limited Brands, Inc.
6.625% due 04/01/2021		12,250	13,046
7.000% due 05/01/2020		4,975	5,410
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		8,122	8,224
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		15,900	15,979
Lyondell Chemical Co.
8.000% due 11/01/2017		14,410	15,815
8.000% due 11/01/2017	EUR	1,358	1,899
11.000% due 05/01/2018		$28,983	31,809
Manitowoc Co., Inc.
8.500% due 11/01/2020		18,100	19,163
McClatchy Co.
11.500% due 02/15/2017		11,000	10,698
Meritor, Inc.
8.125% due 09/15/2015		22,915	20,623
8.750% due 03/01/2012		10,430	10,456
MGM Resorts International
5.875% due 02/27/2014		3,500	3,413
6.625% due 07/15/2015		21,600	20,628
6.750% due 04/01/2013		500	506
6.875% due 04/01/2016		9,085	8,449
7.500% due 06/01/2016 (g)		32,400	31,185
7.625% due 01/15/2017 (g)		33,550	32,124
9.000% due 03/15/2020		29,350	32,652
10.375% due 05/15/2014		17,550	20,139
11.125% due 11/15/2017		38,995	44,649
13.000% due 11/15/2013		1,600	1,908
Michael Foods, Inc.
9.750% due 07/15/2018		39,245	41,502
Michaels Stores, Inc.
7.750% due 11/01/2018		23,700	24,055
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		2,225	1,702
Mueller Water Products, Inc.
8.750% due 09/01/2020		7,475	8,157
Multiplan, Inc.
9.875% due 09/01/2018		14,690	15,351
Mylan, Inc.
6.000% due 11/15/2018		5,000	5,169
7.625% due 07/15/2017		12,300	13,484
7.875% due 07/15/2020		32,466	35,997
Nalco Co.
6.625% due 01/15/2019		15,250	17,652
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,250	5,996
NBTY, Inc.
9.000% due 10/01/2018		$17,750	19,614
New Albertson’s, Inc.
6.570% due 02/23/2028		500	371
7.450% due 08/01/2029		15,165	11,905
7.750% due 06/15/2026		1,265	1,047
Newfield Exploration Co.
6.625% due 04/15/2016		2,375	2,458
6.875% due 02/01/2020		27,250	29,294
7.125% due 05/15/2018		12,700	13,621
NFR Energy LLC
9.750% due 02/15/2017		22,850	20,679
Nielsen Finance LLC
7.750% due 10/15/2018		41,000	44,485
11.500% due 05/01/2016		14,526	16,705
Noranda Aluminum Acquisition Corp.
4.659% due 05/15/2015		20,905	19,441
Northwest Airlines Pass-Through Trust
7.691% due 10/01/2018		5,197	5,041
Novasep Holding SAS
9.750% due 12/15/2016 ^		16,600	7,968
Novelis, Inc.
8.375% due 12/15/2017		57,390	61,264
8.750% due 12/15/2020		59,725	64,354
NXP BV
3.153% due 10/15/2013		4,332	4,348
4.322% due 10/15/2013	EUR	1,119	1,434
9.500% due 10/15/2015 (g)		$3,250	3,429
9.750% due 08/01/2018		6,600	7,227
Oasis Petroleum, Inc.
6.500% due 11/01/2021		10,000	9,975
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		38,000	37,620

OI European Group BV
6.875% due 03/31/2017	EUR	3,725	4,869
Oshkosh Corp.
8.250% due 03/01/2017		$3,750	3,919
8.500% due 03/01/2020		3,425	3,545
OSI Restaurant Partners LLC
10.000% due 06/15/2015		14,754	15,326
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		23,124	23,240
9.625% due 07/15/2017	EUR	13,063	16,737
Packaging Dynamics Corp.
8.750% due 02/01/2016		$9,500	9,548
Pactiv Corp.
7.950% due 12/15/2025		10,972	7,461
8.375% due 04/15/2027		750	521
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		5,925	5,910
Peabody Energy Corp.
6.000% due 11/15/2018		17,200	17,630
6.250% due 11/15/2021		14,250	14,820
6.500% due 09/15/2020		6,000	6,330
7.875% due 11/01/2026		1,300	1,401
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,060
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		26,000	28,015
Petrohawk Energy Corp.
6.250% due 06/01/2019		19,625	21,686
7.250% due 08/15/2018		41,050	46,386
PHH Corp.
9.250% due 03/01/2016		5,850	5,587
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		25,000	23,625
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		54,350	56,796
9.250% due 04/01/2015		4,550	4,692
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		10,000	9,675
Plains Exploration & Production Co.
6.625% due 05/01/2021		17,653	18,624
6.750% due 02/01/2022		18,150	19,103
7.625% due 04/01/2020		26,330	28,634
8.625% due 10/15/2019		2,000	2,208
Ply Gem Industries, Inc.
8.250% due 02/15/2018		11,975	10,493
Polymer Group, Inc.
7.750% due 02/01/2019		15,350	15,964
Polypore International, Inc.
7.500% due 11/15/2017		7,500	7,800
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,075
6.625% due 11/15/2020		6,000	6,165
Priory Group No. 3 PLC
7.000% due 02/15/2018	GBP	4,250	6,072
8.875% due 02/15/2019		2,500	3,106
Production Resource Group, Inc.
8.875% due 05/01/2019		$9,350	8,602
PVH Corp.
7.375% due 05/15/2020		22,445	24,465
Quebecor Media, Inc.
7.750% due 03/15/2016		71,382	73,702
Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	2,316
11.750% due 01/01/2016		18,225	20,776
Quiksilver, Inc.
6.875% due 04/15/2015		5,000	4,669
QVC, Inc.
7.125% due 04/15/2017		8,825	9,399
7.375% due 10/15/2020		2,980	3,196
7.500% due 10/01/2019		8,545	9,207
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		15,750	11,852
Rain CII Carbon LLC
8.000% due 12/01/2018		11,900	11,989
Range Resources Corp.
5.750% due 06/01/2021		16,150	17,563
6.750% due 08/01/2020		16,225	18,091
7.250% due 05/01/2018		175	188
7.500% due 10/01/2017		100	107
RBS Global, Inc.
8.500% due 05/01/2018		91,110	97,032
11.750% due 08/01/2016		2,000	2,110
Refresco Group BV
7.375% due 05/15/2018	EUR	6,900	8,484
Regency Energy Partners LP
6.500% due 07/15/2021		$20,000	20,900

Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		5,480	5,480
7.125% due 04/15/2019		26,825	27,429
7.875% due 08/15/2019		13,075	13,729
8.250% due 02/15/2021		39,775	35,400
8.750% due 10/15/2016		7,000	7,403
8.750% due 10/15/2016	EUR	2,000	2,699
9.000% due 04/15/2019		$33,500	31,992
9.250% due 05/15/2018		43,180	41,561
9.875% due 08/15/2019		25,100	24,472
Rhodia S.A.
6.875% due 09/15/2020		11,250	12,319
Roadhouse Financing, Inc.
10.750% due 10/15/2017		20,510	20,049
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,495	11,696
7.625% due 11/15/2014	EUR	11,820	15,604
Roofing Supply Group LLC
8.625% due 12/01/2017		$9,000	9,225
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		15,785	16,061
Sally Holdings LLC
6.875% due 11/15/2019		9,450	9,923
SandRidge Energy, Inc.
4.206% due 04/01/2014		3,222	3,133
7.500% due 03/15/2021		53,750	53,616
8.000% due 06/01/2018		1,250	1,269
8.750% due 01/15/2020		1,000	1,038
9.875% due 05/15/2016		455	489
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	3,600	4,007
6.625% due 04/15/2021		$4,400	3,795
Scientific Games Corp.
8.125% due 09/15/2018		4,750	4,893
Scientific Games International, Inc.
9.250% due 06/15/2019		5,500	5,858
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,554
7.250% due 01/15/2018		3,150	3,323
Sealed Air Corp.
8.125% due 09/15/2019		26,085	28,693
8.375% due 09/15/2021		12,750	14,152
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		8,075	8,438
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	7,614
Sensata Technologies BV
6.500% due 05/15/2019		25,000	24,812
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		3,950	4,059
Simmons Foods, Inc.
10.500% due 11/01/2017		8,600	7,203
Smithfield Foods, Inc.
7.750% due 07/01/2017		23,262	25,588
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,658
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,320
Snoqualmie Entertainment Authority
4.179% due 02/01/2014		10,404	9,286
9.125% due 02/01/2015		4,250	4,123
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,436
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		52,800	58,014
SPX Corp.
6.875% due 09/01/2017		13,675	14,837
Steel Dynamics, Inc.
7.375% due 11/01/2012		2,500	2,609
7.625% due 03/15/2020		6,000	6,360
7.750% due 04/15/2016		2,275	2,383
STHI Holding Corp.
8.000% due 03/15/2018		22,515	23,247
Styrolution GmbH
7.625% due 05/15/2016	EUR	8,850	8,075
Suburban Propane Partners LP
7.375% due 03/15/2020		$3,950	4,128
SunGard Data Systems, Inc.
7.375% due 11/15/2018		32,937	33,884
7.625% due 11/15/2020		28,000	28,910
10.625% due 05/15/2015		22,700	24,289
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	9,250	12,151
Sunrise Communications International S.A.
7.000% due 12/31/2017	CHF	7,750	8,626
7.000% due 12/31/2017	EUR	2,675	3,601

Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	13,912
Targa Resources Partners LP
6.875% due 02/01/2021		17,650	17,959
7.875% due 10/15/2018		500	530
Teck Resources Ltd.
9.750% due 05/15/2014		3,705	4,357
10.250% due 05/15/2016		7,626	8,778
10.750% due 05/15/2019		54,975	67,159
Teleflex, Inc.
6.875% due 06/01/2019		7,650	8,013
Tenet Healthcare Corp.
8.000% due 08/01/2020		20,000	20,125
8.875% due 07/01/2019		13,000	14,657
10.000% due 05/01/2018		8,745	10,035
Tenneco, Inc.
8.125% due 11/15/2015		3,290	3,430
Thermon Industries, Inc.
9.500% due 05/01/2017		5,566	6,025
Thompson Creek Metals Co., Inc.
7.375% due 06/01/2018		3,000	2,685
Tomkins LLC
9.000% due 10/01/2018		53,376	59,448
TransDigm, Inc.
7.750% due 12/15/2018		67,085	72,452
TransUnion LLC
11.375% due 06/15/2018		21,595	24,780
Travelport LLC
9.000% due 03/01/2016		6,400	3,568
11.875% due 09/01/2016		15,336	4,524
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,640
Trinidad Drilling Ltd.
7.875% due 01/15/2019		5,425	5,615
Triumph Group, Inc.
8.625% due 07/15/2018		17,625	19,387
TRW Automotive, Inc.
7.250% due 03/15/2017		14,750	15,856
U.S. Foodservice
8.500% due 06/30/2019		23,850	23,194
UAL Pass-Through Trust
9.750% due 07/15/2018		28,637	30,928
UCI International, Inc.
8.625% due 02/15/2019		11,500	11,212
United Rentals North America, Inc.
8.375% due 09/15/2020		25,250	24,745
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,800	2,417
Universal City Development Partners Ltd.
10.875% due 11/15/2016		$4,241	5,153
Univision Communications, Inc.
6.875% due 05/15/2019		5,000	4,850
7.875% due 11/01/2020		25,380	25,888
8.500% due 05/15/2021		42,950	39,299
UPC Holding BV
8.000% due 11/01/2016	EUR	7,500	9,707
8.375% due 08/15/2020		27,000	33,110
9.750% due 04/15/2018		10,273	13,595
UPCB Finance II Ltd.
6.375% due 07/01/2020		26,500	32,068
UPCB Finance III Ltd.
6.625% due 07/01/2020		$7,750	7,673
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	27,050	34,747
UPCB Finance V Ltd.
7.250% due 11/15/2021		$10,000	10,175
Valeant Pharmaceuticals International
6.500% due 07/15/2016		19,750	19,824
6.750% due 10/01/2017		7,600	7,629
6.750% due 08/15/2021		24,000	23,280
6.875% due 12/01/2018		10,000	10,025
7.000% due 10/01/2020		40,720	40,415
7.250% due 07/15/2022		18,700	18,232
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		35,150	35,062
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		221	139
Vertellus Specialties, Inc.
9.375% due 10/01/2015		11,450	8,817
Videotron Ltee
9.125% due 04/15/2018		3,775	4,176
Visant Corp.
10.000% due 10/01/2017		17,325	15,939
VWR Funding, Inc.
10.250% due 07/15/2015		31,534	32,717

Warner Chilcott Corp.
7.750% due 09/15/2018		77,765	79,806
WCA Waste Corp.
7.500% due 06/15/2019		8,825	8,957
Whiting Petroleum Corp.
6.500% due 10/01/2018		10,000	10,500
Windstream Corp.
7.000% due 03/15/2019		4,250	4,314
7.750% due 10/15/2020		13,500	14,023
7.750% due 10/01/2021		19,650	20,239
7.875% due 11/01/2017		4,500	4,894
8.125% due 08/01/2013		2,280	2,451
8.125% due 09/01/2018		1,500	1,614
WMG Acquisition Corp.
9.500% due 06/15/2016		25,255	27,528
Wynn Las Vegas LLC
7.750% due 08/15/2020		27,500	30,662
7.875% due 11/01/2017		3,650	4,024
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	8,600	10,129
YCC Holdings LLC
10.250% due 02/15/2016 (b)		$7,650	6,732
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	32,100	42,169
Ziggo Finance BV
6.125% due 11/15/2017		11,250	14,742

			8,382,148

UTILITIES 8.1%
AES Corp.
7.375% due 07/01/2021		$27,825	30,121
7.750% due 03/01/2014		1,335	1,448
7.750% due 10/15/2015		8,004	8,744
8.000% due 10/15/2017		21,575	23,840
8.000% due 06/01/2020		17,570	19,415
9.750% due 04/15/2016		19,900	22,885
AES Ironwood LLC
8.857% due 11/30/2025		40,700	41,310
AES Red Oak LLC
8.540% due 11/30/2019		22,771	23,568
9.200% due 11/30/2029		3,795	3,871
Calpine Corp.
7.500% due 02/15/2021		39,879	42,870
7.875% due 07/31/2020		40,500	43,841
7.875% due 01/15/2023		11,000	11,880
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,530
CMS Energy Corp.
8.750% due 06/15/2019		2,100	2,498
Coffeyville Resources LLC
9.000% due 04/01/2015		3,645	3,882
Covanta Holding Corp.
7.250% due 12/01/2020		7,800	8,236
Energy Future Holdings Corp.
9.750% due 10/15/2019		4,000	4,020
10.000% due 01/15/2020		31,500	33,233
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		3,546	3,564
10.000% due 12/01/2020		16,500	17,490
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		25,000	22,125
Frontier Communications Corp.
6.625% due 03/15/2015		5,725	5,696
7.000% due 11/01/2025		1,650	1,287
7.125% due 03/15/2019		39,995	39,195
7.450% due 07/01/2035		6,144	4,577
7.875% due 04/15/2015		8,975	9,143
7.875% due 01/15/2027		1,875	1,603
8.250% due 05/01/2014		6,125	6,416
8.250% due 04/15/2017		5,000	5,138
8.500% due 04/15/2020		4,875	5,015
9.000% due 08/15/2031		20,060	18,405
GenOn Energy, Inc.
7.875% due 06/15/2017		2,000	1,940
GenOn REMA LLC
9.681% due 07/02/2026		1,505	1,494
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		30,000	30,825
Linn Energy LLC
6.500% due 05/15/2019		7,750	7,731
7.750% due 02/01/2021		5,000	5,225
8.625% due 04/15/2020		16,700	18,203
MarkWest Energy Partners LP
6.750% due 11/01/2020		6,905	7,268

MetroPCS Wireless, Inc.
6.625% due 11/15/2020		23,825	22,276
Midwest Generation LLC
8.560% due 01/02/2016		42,183	42,605
NGPL PipeCo LLC
6.514% due 12/15/2012		20,750	20,967
NRG Energy, Inc.
7.375% due 01/15/2017		47,380	49,275
7.625% due 01/15/2018		23,680	23,798
7.875% due 05/15/2021		12,000	11,760
8.250% due 09/01/2020		35,750	36,108
NSG Holdings LLC
7.750% due 12/15/2025		29,213	30,089
Penn Virginia Corp.
10.375% due 06/15/2016		6,950	7,437
Qwest Corp.
7.200% due 11/10/2026		10,026	10,041
Sprint Capital Corp.
6.900% due 05/01/2019		100,435	83,110
8.750% due 03/15/2032		38,710	31,500
Sprint Nextel Corp.
6.000% due 12/01/2016		51,170	42,727
8.375% due 08/15/2017		17,830	16,069
9.000% due 11/15/2018		12,000	12,630
Telesat LLC
11.000% due 11/01/2015		37,611	40,573
12.500% due 11/01/2017		6,200	6,960
Tenaska Alabama Partners LP
7.000% due 06/30/2021		25,183	26,568
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		6,475	6,928
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	9,000	106
1.500% due 05/30/2014		28,000	306
1.850% due 07/28/2014		28,000	304
4.100% due 05/29/2015		3,000	33
4.500% due 03/24/2014	EUR	2,250	2,566
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$5,000	4,731
7.748% due 02/02/2021		15,200	13,072
VimpelCom Holdings BV
7.504% due 03/01/2022		14,600	12,337
Virgin Media Finance PLC
9.500% due 08/15/2016		28,100	31,683
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (j)		1,696	1,705

			1,127,796

Total Corporate Bonds & Notes (Cost $11,096,915)			11,313,410

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.000% due 09/01/2012		170	171
9.750% due 09/01/2017		1,160	1,254
9.750% due 09/01/2022		1,375	1,463
9.750% due 09/01/2027		2,170	2,217
9.750% due 09/01/2032		3,480	3,450

			8,555

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	220

Total Municipal Bonds & Notes (Cost $8,273)			8,775

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/15/2014		200	222

Total U.S. Government Agencies (Cost $218)			222

MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Assets
0.484% due 05/25/2046		2,543	1,149
0.504% due 10/25/2046		3,235	1,312
0.908% due 02/25/2047		1,196	476
1.128% due 11/25/2046		19,695	7,241
6.250% due 06/25/2037		7,437	3,271
American Home Mortgage Investment Trust
2.301% due 09/25/2045		831	600

Banc of America Alternative Loan Trust
0.694% due 05/25/2035		1,620	1,055
Banc of America Funding Corp.
5.249% due 11/20/2035		477	324
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		350	250
BCAP LLC Trust
0.464% due 01/25/2037 ^		1,455	673
Bear Stearns Adjustable Rate Mortgage Trust
2.905% due 01/25/2035		257	197
5.653% due 02/25/2036		403	225
Bear Stearns Alt-A Trust
2.427% due 01/25/2035		76	55
5.017% due 11/25/2036		6,888	3,660
Chase Mortgage Finance Corp.
2.498% due 03/25/2037		892	628
Citigroup Mortgage Loan Trust, Inc.
2.527% due 07/25/2046 ^		767	456
2.726% due 03/25/2034		190	164
5.611% due 09/25/2037 ^		4,963	2,812
Countrywide Alternative Loan Trust
0.464% due 01/25/2037		590	295
0.480% due 12/20/2046		9,405	4,325
0.495% due 03/20/2046		607	300
0.524% due 08/25/2046		1,070	161
0.544% due 09/25/2046		700	69
0.544% due 10/25/2046		371	110
0.554% due 07/25/2035		282	151
0.564% due 05/25/2036		410	79
1.064% due 11/25/2035		711	367
4.796% due 02/25/2037		2,234	1,293
5.065% due 10/25/2035		364	243
5.302% due 10/25/2035 ^		1,312	762
5.500% due 11/25/2035		6,189	4,201
5.750% due 03/25/2037		481	323
6.500% due 11/25/2037		989	762
6.856% due 07/25/2036 (a)		23,508	4,864
Countrywide Home Loan Mortgage Pass-Through Trust
0.594% due 04/25/2046		593	104
3.714% due 02/25/2047		438	208
4.636% due 03/25/2037 ^		394	160
5.242% due 02/20/2036		502	330
5.322% due 04/20/2036		384	257
5.593% due 09/25/2047		532	320
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 ^		62	49
Deutsche ALT-A Securities, Inc.
5.042% due 10/25/2035		362	243
5.869% due 10/25/2036 ^		580	294
5.886% due 10/25/2036 ^		580	317
Downey Savings & Loan Association Mortgage Loan Trust
0.535% due 03/19/2045		397	233
0.605% due 07/19/2045		376	57
EMF-NL
2.572% due 07/17/2041	EUR	10,088	11,809
First Horizon Alternative Mortgage Securities
2.238% due 10/25/2034		$90	72
2.250% due 09/25/2035		83	50
6.000% due 05/25/2036		2,391	1,684
Greenpoint Mortgage Funding Trust
0.494% due 10/25/2046		735	146
0.494% due 12/25/2046 ^		563	81
0.564% due 04/25/2036 ^		478	70
GSR Mortgage Loan Trust
0.554% due 08/25/2046		638	101
2.631% due 04/25/2035		58	48
2.765% due 01/25/2036		1,078	750
5.750% due 03/25/2036		4,688	4,147
Harborview Mortgage Loan Trust
0.465% due 07/19/2046		2,557	1,294
0.475% due 01/19/2038		332	193
0.477% due 07/21/2036		612	346
0.525% due 03/19/2036		10,877	5,701
5.249% due 08/19/2036 ^		470	308
5.750% due 08/19/2036 ^		4,686	2,399
Impac CMB Trust
1.034% due 11/25/2034		50	41
Indymac INDA Mortgage Loan Trust
5.554% due 08/25/2036		700	505
Indymac Index Mortgage Loan Trust
0.504% due 05/25/2046		323	175
0.564% due 06/25/2037		547	73
2.442% due 08/25/2035		2,531	1,693
4.913% due 09/25/2035		2,377	1,477
5.059% due 01/25/2036		348	221
5.080% due 06/25/2036		573	456

5.089% due 10/25/2035	347	241
5.110% due 11/25/2035	12,607	8,593
JPMorgan Mortgage Trust
6.000% due 08/25/2037	3,352	2,792
Luminent Mortgage Trust
0.464% due 12/25/2036	1,794	993
0.474% due 12/25/2036	579	277
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046	1,075	506
0.594% due 05/25/2047	800	108
0.634% due 05/25/2047	600	49
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037	997	636
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036	309	231
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	489	434
Residential Accredit Loans, Inc.
0.454% due 01/25/2037	13,462	7,194
0.474% due 06/25/2046	7,411	2,340
0.524% due 05/25/2037	676	154
0.544% due 08/25/2037	1,058	576
5.500% due 02/25/2036 ^	7,787	4,019
5.675% due 09/25/2035	391	240
Residential Asset Securitization Trust
0.744% due 12/25/2036 ^	1,237	367
6.000% due 05/25/2037	2,050	1,436
6.250% due 10/25/2036 ^	1,250	795
Sequoia Mortgage Trust
2.418% due 01/20/2047	504	333
Structured Adjustable Rate Mortgage Loan Trust
2.525% due 03/25/2034	98	90
4.873% due 09/25/2036	700	336
5.118% due 05/25/2036	700	485
5.214% due 11/25/2035	376	225
6.000% due 10/25/2037 ^	350	130
Structured Asset Mortgage Investments, Inc.
0.504% due 05/25/2046	2,128	1,014
0.514% due 05/25/2036	348	157
0.514% due 09/25/2047	60,479	19,588
0.535% due 07/19/2035	137	109
0.554% due 05/25/2046 ^	429	41
0.574% due 02/25/2036	348	169
0.594% due 08/25/2036	900	147
Suntrust Alternative Loan Trust
0.644% due 04/25/2036	6,081	1,918
TBW Mortgage-Backed Pass-Through Certificates
6.015% due 07/25/2037	477	293
WaMu Mortgage Pass-Through Certificates
0.514% due 07/25/2046 ^	246	36
0.704% due 11/25/2045	569	318
0.704% due 12/25/2045	522	296
0.740% due 11/25/2034	881	513
0.948% due 01/25/2047	1,915	947
1.018% due 07/25/2047	736	428
2.468% due 01/25/2047	701	451
5.002% due 04/25/2037	589	379
5.446% due 02/25/2037	1,768	1,182
5.683% due 10/25/2036	4,662	3,392
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.968% due 04/25/2047	723	89
1.148% due 07/25/2046	125	40

Total Mortgage-Backed Securities (Cost $156,956)		144,352

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc.
1.344% due 12/25/2033	5,015	3,814
Carrington Mortgage Loan Trust
0.444% due 08/25/2036	850	265
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	49
Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037	9,360	3,372
GSAA Trust
0.594% due 05/25/2047	700	380
GSAMP Trust
0.364% due 12/25/2036	142	93
0.444% due 08/25/2036	935	304
Lehman XS Trust
0.524% due 06/25/2046 ^	198	14
0.524% due 08/25/2046 ^	193	18
0.534% due 09/25/2046 ^	376	35
0.534% due 11/25/2046	516	91

MASTR Asset-Backed Securities Trust
0.504% due 11/25/2036		2,996	990
Merrill Lynch First Franklin Mortgage Loan Trust
0.414% due 07/25/2037		27,800	16,494
Mid-State Trust
7.791% due 03/15/2038		279	264
Morgan Stanley ABS Capital
0.434% due 05/25/2037		1,555	447
Morgan Stanley Mortgage Loan Trust
0.524% due 02/25/2037		452	159
0.654% due 04/25/2037		566	203
5.750% due 04/25/2037		125	78
6.000% due 07/25/2047		303	207
Novastar Home Equity Loan
0.394% due 03/25/2037		377	370
Residential Asset Mortgage Products, Inc.
0.694% due 06/25/2047		700	304
Residential Asset Securities Corp.
0.444% due 08/25/2036		700	352
Structured Asset Securities Corp.
0.594% due 06/25/2035		14,963	8,936

Total Asset-Backed Securities (Cost $39,020)			37,239

SOVEREIGN ISSUES 1.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	136,376	73,133
10.000% due 01/01/2017		205,600	105,938

Total Sovereign Issues (Cost $172,769)			179,071

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)		1,180,515	1,960
Local Insight Media Holdings, Inc.		6,323	0
			1,960
ENERGY 0.0%
SemGroup Corp. ‘A’ (c)		1	0

Total Common Stocks (Cost $36,596)			1,960

CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049		40,550	42,790

Total Convertible Preferred Securities (Cost $28,936)			42,790

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
ABN AMRO North America Capital Funding Trust I
1.600% due 12/31/2049		17,000	10,141
Ally Financial, Inc.
7.000% due 12/31/2049		38,500	27,601
GMAC Capital Trust I
8.125% due 02/15/2040		900,000	17,406

Total Preferred Securities (Cost $67,424)			55,148

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.1%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.060% due 01/03/2012		$45,000	45,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $46,615. Repurchase proceeds are $45,000.)

State Street Bank and Trust Co.
0.010% due 01/03/2012	2,547	2,547
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2016 valued at $2,602. Repurchase proceeds are $2,547.)

		47,547

U.S. TREASURY BILLS 0.1%
0.046% due 02/23/2012 - 06/14/2012 (d)(f)(g)(h)	13,878	13,876

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 10.7%
	149,587,517	1,497,969

Total Short-Term Instruments (Cost $1,559,364)		1,559,392

Total Investments 98.4% (Cost $13,606,276)		$13,755,737
Other Assets and Liabilities (Net) 1.6%		225,693

Net Assets 100.0%		$13,981,430

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $7,158 have been pledged as collateral as of December 31, 2011 for OTC swaps and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $24,166 at a weighted average interest rate of (0.757%). On December 31, 2011, securities valued at $53,663 were pledged as collateral for reverse repurchase agreements.

(h)	Centrally cleared swap agreements outstanding on December 31, 2011: Securities with an aggregate market value of $3,398 and cash of $29,535 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-15 5-Year Index	5.000%	12/20/2015	$123,921	$(4,006)	$1,571
CDX.HY-16 5-Year Index	5.000%	06/20/2016	312,375	(13,436)	5,306

				$17,442	$24,319

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	FBF	5.000%	06/20/2014	2.136%	$4,100	$290	$(246)	$536
AES Corp.	GST	5.000%	12/20/2013	1.784%	11,250	724	(872)	1,596
AES Corp.	RYL	5.000%	12/20/2014	2.504%	5,000	365	20	345
AES Corp.	UAG	5.000%	12/20/2014	2.504%	5,000	365	20	345
Ally Financial, Inc.	BOA	7.000%	12/20/2012	5.226%	2,500	48	0	48
Ally Financial, Inc.	BOA	5.000%	09/20/2013	5.779%	37,000	(385)	(9,712)	9,327
Ally Financial, Inc.	DUB	5.000%	03/20/2012	4.949%	3,000	6	(465)	471
Ally Financial, Inc.	DUB	6.350%	12/20/2012	5.226%	3,650	47	0	47
Ally Financial, Inc.	JPM	2.110%	03/20/2012	4.949%	10,000	(55)	0	(55)
ARAMARK Corp.	CBK	5.000%	03/20/2014	2.332%	5,100	303	(139)	442
Biomet, Inc.	CBK	6.500%	06/20/2014	2.225%	3,000	301	0	301
Biomet, Inc.	JPM	8.000%	03/20/2014	2.066%	4,000	506	0	506
Biomet, Inc.	MYC	3.550%	03/20/2013	1.377%	1,500	41	0	41
Cablevision Systems Corp.	UAG	1.450%	09/20/2013	1.646%	2,600	(7)	0	(7)
Celanese Corp.	UAG	1.450%	12/20/2012	0.750%	2,000	15	0	15
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	6.177%	2,900	(78)	(261)	183
Community Health Systems, Inc.	GST	5.000%	12/20/2013	5.316%	22,500	(87)	(2,231)	2,144
Community Health Systems, Inc.	GST	5.000%	03/20/2014	5.548%	24,700	(229)	(2,254)	2,025
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	5.316%	3,750	(15)	(366)	351
CSC Holdings LLC	MYC	3.650%	03/20/2013	1.958%	1,500	33	0	33
El Paso Corp.	GST	5.000%	09/20/2014	1.958%	30,325	2,491	(2,881)	5,372
Ford Motor Co.	UAG	2.390%	03/20/2012	0.903%	18,500	79	0	79
Ford Motor Co.	UAG	2.490%	12/20/2012	0.999%	1,000	15	0	15
Ford Motor Co.	UAG	2.590%	03/20/2013	1.055%	5,000	96	0	96
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	6.512%	3,800	(130)	(598)	468
GenOn Energy, Inc.	CBK	5.000%	09/20/2014	6.512%	4,100	(141)	(451)	310
GenOn Energy, Inc.	DUB	5.000%	09/20/2014	6.512%	900	(31)	(130)	99
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.512%	21,650	(746)	(3,767)	3,021
Georgia-Pacific LLC	BOA	5.000%	12/20/2013	0.691%	5,250	455	(479)	934
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	0.895%	18,000	2,023	(1,845)	3,868
Georgia-Pacific LLC	GST	5.000%	12/20/2013	0.691%	3,750	325	(337)	662
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	0.691%	9,000	780	(799)	1,579
HCA, Inc.	BOA	4.650%	09/20/2013	3.219%	3,000	77	0	77
HCA, Inc.	CBK	2.000%	09/20/2012	1.868%	4,400	8	0	8
HCA, Inc.	FBF	5.000%	06/20/2014	2.167%	9,600	643	(1,049)	1,692
NRG Energy, Inc.	BOA	5.500%	12/20/2013	3.558%	5,250	204	0	204

NRG Energy, Inc.	FBF	5.000%	12/20/2013	3.558%		3,750	110	(42)	152
NRG Energy, Inc.	GST	4.200%	09/20/2013	3.304%		6,875	114	0	114
NRG Energy, Inc.	JPM	5.380%	12/20/2013	3.558%		4,500	164	0	164
Oshkosh Corp.	UAG	1.900%	03/20/2012	1.144%		3,000	7	0	7
Oshkosh Corp.	UAG	2.100%	12/20/2012	1.470%		2,000	14	0	14
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.798%		1,100	29	0	29
Qwest Capital Funding, Inc.	FBF	3.100%	12/20/2012	0.798%		5,000	119	0	119
SLM Corp.	BOA	5.000%	09/20/2014	5.367%		18,650	(131)	(2,611)	2,480
SLM Corp.	BRC	5.000%	12/20/2013	4.960%		4,250	12	(467)	479
SLM Corp.	DUB	5.000%	06/20/2012	3.493%		9,900	90	(1,287)	1,377
SLM Corp.	DUB	5.000%	09/20/2014	5.367%		2,000	(14)	(225)	211
SLM Corp.	GST	7.600%	03/20/2012	3.568%		4,750	57	0	57
SLM Corp.	MYC	5.000%	06/20/2014	5.198%		6,000	(15)	(1,020)	1,005
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	3.889%		2,000	61	(230)	291
SunGard Data Systems, Inc.	CBK	5.000%	03/20/2014	3.430%		4,000	141	(261)	402
SunGard Data Systems, Inc.	MYC	3.800%	03/20/2013	1.899%		1,500	36	0	36
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%	JPY	500,000	(238)	(615)	377
TRW Automotive Holdings Corp.	UAG	1.150%	03/20/2013	0.865%		$2,000	8	0	8

							$8,900	$(35,600)	$44,500

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	24,500	$(762)	$873	$(1,635)
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	49,000	(1,525)	(108)	(1,417)
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	39,200	(1,219)	1,274	(2,493)
CDX.HY-15 5-Year Index	FBF	5.000%	12/20/2015	9,751	(303)	271	(574)
CDX.HY-15 5-Year Index	GST	5.000%	12/20/2015	8,575	(267)	241	(508)
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	34,178	(1,063)	7	(1,070)
CDX.HY-15 5-Year Index	MYC	5.000%	12/20/2015	7,767	(242)	223	(465)
CDX.HY-15 5-Year Index	RYL	5.000%	12/20/2015	73,500	(2,287)	(628)	(1,659)
CDX.HY-15 5-Year Index	UAG	5.000%	12/20/2015	50,029	(1,556)	1,970	(3,526)
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	7,350	(320)	13	(333)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	59,535	(2,593)	822	(3,415)
CDX.IG-9 5-Year Index 30-100%	BRC	0.750%	12/20/2012	8,680	67	0	67
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	90	0	90

					$(11,980)	$4,958	$(16,938)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$3,942	$4,004	0.03%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 - 01/01/2010	1,696	1,705	0.01%

				$5,638	$5,709	0.04%

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	124,409	01/2012	BRC	$375	$0	$375
Sell		124,409	01/2012	BRC	0	(1,841)	(1,841)
Buy		176,125	01/2012	HUS	531	0	531
Sell		176,125	01/2012	HUS	0	(2,539)	(2,539)
Buy		300,534	01/2012	JPM	194	0	194
Sell		300,534	01/2012	JPM	0	(906)	(906)
Sell		300,534	03/2012	JPM	0	(101)	(101)
Sell	CAD	11,364	02/2012	DUB	0	(15)	(15)
Buy		528	02/2012	JPM	0	0	0
Sell	CHF	17,179	03/2012	BRC	237	0	237
Sell		503	03/2012	CBK	7	0	7
Sell		1,510	03/2012	JPM	24	0	24
Buy	CNY	5,621	02/2012	BRC	8	0	8
Buy		96,456	02/2012	DUB	368	0	368
Buy		120,964	10/2012	UAG	0	(58)	(58)
Buy	EUR	99,919	01/2012	BRC	0	(1,215)	(1,215)

Sell		146,561	01/2012	BRC	11,594	0	11,594
Buy		152,274	01/2012	CBK	0	(2,216)	(2,216)
Sell		1,959	01/2012	CBK	76	0	76
Buy		6,449	01/2012	DUB	0	(280)	(280)
Sell		137,147	01/2012	DUB	11,678	0	11,678
Sell		316,822	01/2012	FBL	13,202	0	13,202
Buy		11,602	01/2012	GST	0	(532)	(532)
Buy		24,068	01/2012	JPM	0	(439)	(439)
Sell		37,128	01/2012	JPM	3,299	0	3,299
Buy		6,951	01/2012	RBC	0	(413)	(413)
Sell		17,879	01/2012	RBC	1,374	0	1,374
Buy		58,309	01/2012	UAG	0	(568)	(568)
Sell		30,066	01/2012	UAG	2,539	0	2,539
Sell		98,424	02/2012	BRC	1,226	0	1,226
Sell		139,420	02/2012	CBK	1,679	0	1,679
Sell		17,973	02/2012	DUB	229	0	229
Sell		603	02/2012	FBL	8	0	8
Sell		1,078	02/2012	GST	4	0	4
Sell		20,669	02/2012	JPM	214	0	214
Sell		58,309	02/2012	UAG	577	0	577
Sell	GBP	25,672	01/2012	BRC	353	(9)	344
Buy		59,552	01/2012	CBK	0	(894)	(893)
Sell		64,087	01/2012	CBK	490	0	489
Buy		59,552	01/2012	GST	697	0	697
Sell		29,345	01/2012	GST	342	0	342
Sell		59,552	02/2012	CBK	895	0	895
Sell		59,552	02/2012	GST	0	(695)	(695)
Buy		1,678	02/2012	MSC	10	0	10

					$52,230	$(12,721)	$39,509

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$413,378	$0	$413,378
Corporate Bonds & Notes
Banking & Finance	0	1,803,466	0	1,803,466
Industrials	0	8,339,713	42,435	8,382,148
Utilities	0	1,081,992	45,804	1,127,796
Municipal Bonds & Notes
California	0	8,555	0	8,555
Puerto Rico	0	220	0	220
U.S. Government Agencies	0	222	0	222
Mortgage-Backed Securities	0	144,352	0	144,352
Asset-Backed Securities	0	37,239	0	37,239
Sovereign Issues	0	179,071	0	179,071
Common Stocks
Consumer Discretionary	1,960	0	0	1,960
Energy	0	0	0	0
Convertible Preferred Securities
Banking & Finance	42,790	0	0	42,790
Preferred Securities
Banking & Finance	17,406	37,742	0	55,148
Short-Term Instruments
Repurchase Agreements	0	47,547	0	47,547
U.S. Treasury Bills	0	13,876	0	13,876
PIMCO Short-Term Floating NAV Portfolio	1,497,969	0	0	1,497,969
	$1,560,125	$12,107,373	$88,239	$13,755,737

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	51,596	0	51,596
Foreign Exchange Contracts	0	52,230	0	52,230
	$0	$103,826	$0	$103,826

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(17,157)	0	(17,157)
Foreign Exchange Contracts	0	(12,721)	0	(12,721)

	$0	$(29,878)	$0	$(29,878)

Totals	$1,560,125	$12,181,321	$88,239	$13,829,685

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Bank Loan Obligations	$ 71,429	$0	$(72,000)	$0	$510	$61	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	984	0	0	0	0	(254)	0	(730)	0	0
Industrials	104,612	0	(55,463)	590	(2,847)	(4,457)	0	0	42,435	(1,819)
Utilities	51,408	0	(4,928)	(62)	(52)	(562)	0	0	45,804	(516)
Convertible Preferred Securities
Banking & Finance	2	0	0	0	0	0	0	(2)	0	0
Common Stocks
Consumer Discretionary	0	0	0	0	0	0	0	0	0	0

Totals	$228,435	$0	$(132,391)	$528	$(2,389)	$(5,212)	$0	$(732)	$88,239	$(2,335)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 93.5%
ALABAMA 5.0%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$2,000	$1,811
Butler Industrial Development Board, Alabama Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50
Colbert County-Northwest Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	644
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	240
5.250% due 03/01/2036	500	469
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2011
5.375% due 12/01/2035	9,800	9,931
Tuscaloosa Public Educational Building Authority, Alabama Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,245

		14,390

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	910

ARIZONA 3.8%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,216
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	948
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,237
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,327
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	809
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,890
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	797
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	3,000	2,771

		10,995

CALIFORNIA 8.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,615
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	624
7.000% due 10/01/2039	500	444
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,022
7.750% due 04/01/2031	1,000	1,082
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,048
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	548
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	3,000	3,093
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	992
5.750% due 11/01/2017	365	367
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,113
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	700
5.750% due 06/01/2047	2,500	1,814
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	2,000	2,096
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,240	3,704
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2039	5,445	1,050
Riverside, California Special Assessment Bonds, Series 2001
6.150% due 09/02/2019	500	510
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	502

Victor Valley Union High School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	839
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	2,130	507

		23,670

COLORADO 4.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (e)	775	644
5.750% due 05/15/2037	815	643
5.750% due 12/01/2037	970	766
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,909
5.900% due 08/01/2037	1,000	831
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,016
Colorado Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	992
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	405
5.450% due 12/01/2034	1,000	762
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	357
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	524
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,325
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	772

		11,946

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,065

FLORIDA 3.2%
Beacon Lakes Community Development District, Florida Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	425	388
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	205
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	304
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	991
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	811
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,322
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,246
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,513
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,511
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	737

		9,028

GEORGIA 0.9%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	255
DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,023
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	170
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,242

		2,690

IDAHO 0.4%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,204

ILLINOIS 4.0%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	846
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,078
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	807

Illinois Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	857
5.500% due 05/15/2037	750	577
6.000% due 03/01/2037 ^	1,775	447
6.100% due 12/01/2041	675	539
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	473
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,155
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	955
6.625% due 06/01/2037	1,000	947
Village of Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,790

		11,491

INDIANA 3.7%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	81
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	377
Indiana Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,112
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,042
6.000% due 01/01/2039	1,000	1,098
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,753
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,520
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,452

		10,435

IOWA 1.0%
Altoona, Iowa Revenue Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,013
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	690
5.500% due 11/15/2037	1,650	1,153

		2,856

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	208
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	134

		342

KENTUCKY 0.2%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	522

LOUISIANA 1.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,079
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,561
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	584

		4,224

MARYLAND 0.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	257
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	305
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	290

		852

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,197

Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,370	1,503

		2,700

MICHIGAN 5.4%
Detroit MI Water Supply System Revenue, Michigan Revenue Bonds, Series 2011
5.250% due 07/01/2041	3,000	3,018
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	290
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,040
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	312
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	750	644
Global Preparatory Academy, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	180
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	903
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	900	854
Michigan Finance Authority Revenue Bonds, Series 2011
5.000% due 12/01/2039	2,000	2,039
Michigan Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	225	206
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	686
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,004
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	5,250	3,776
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	598

		15,550

MINNESOTA 1.1%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	341
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	650
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	583
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,076
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	464

		3,114

MISSOURI 1.1%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037	750	277
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	229
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	184
5.550% due 10/01/2036	45	32
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,357
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	465	473
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	258
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	460

		3,270

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 (b)	830	556

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 1992
5.850% due 12/01/2022	3,000	3,019

NEW JERSEY 2.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,020

5.000% due 06/01/2041	6,000	4,327

		7,407

NEW MEXICO 0.3%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	426
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	556

		982

NEW YORK 7.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,659
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	126
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,408
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	342
6.700% due 01/01/2043	1,500	1,194
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031 ^	150	133
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,000	10,854
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	531

		22,247

NORTH CAROLINA 1.3%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	130
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	46
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	811
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	765
6.000% due 04/01/2038	500	462
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	566
Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	822

		3,662

OHIO 3.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	745
5.875% due 06/01/2047	4,250	3,056
6.000% due 06/01/2042	1,520	1,116
6.500% due 06/01/2047	750	591
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	501
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,323
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2010
6.250% due 09/01/2024	250	256

		9,588

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	210

PENNSYLVANIA 4.5%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	770
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,100	1,688
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	522
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	473
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	2,948
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	405
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	255

6.375% due 07/01/2030	1,000	1,017
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	529
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	405
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 1993
6.625% due 11/15/2023	1,900	1,902
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,494
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	540	485

		12,893

PUERTO RICO 0.7%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	2,000	2,030

RHODE ISLAND 2.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	70	70
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	5,864

		5,934

SOUTH CAROLINA 1.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,684
6.000% due 11/15/2037	2,000	1,003
Tobacco Settlement Revenue Management Authority, South Carolina Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	197

		2,884

TENNESSEE 4.0%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,060
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	517
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	749
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	144	12
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	8,000	7,745
5.250% due 09/01/2024	1,375	1,372

		11,455

TEXAS 13.6%
Brazos River Authority, Texas Revenue Bonds, Series 2001
8.250% due 05/01/2033	1,300	273
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	88
Brazos River Authority, Texas Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	320
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,019
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	512
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,000
Guadalupe-Blanco River Authority, Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	869
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	859
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	478
Houston TX Airport System Revenue, Texas Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,476
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,477
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,215
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	500	496
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	251
Lufkin Health Facilities Development Corp., Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	675
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	160
5.750% due 01/01/2033	350	367

North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,188
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,063
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	345
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	510
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,048
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,161
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,743
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,226
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	4,894
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,064

		38,777

UTAH 2.0%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	445
5.700% due 11/15/2036	1,000	836
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,069
5.875% due 06/15/2037	1,750	1,449
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	587
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	380

		5,766

VIRGINIA 0.8%
Bedford County, Virginia Economic Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	100
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	364
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	948
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	928

		2,340

WASHINGTON 0.7%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,020
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	282
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	585

		1,887

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	514
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	546

		1,060

WISCONSIN 1.1%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	442
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	236
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,066

6.625% due 02/15/2032	1,450	1,508

		3,252

Total Municipal Bonds & Notes (Cost $277,470)		267,203

SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS 5.2%
State Street Bank and Trust Co.
0.010% due 01/03/2012	14,897	14,897

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $15,195. Repurchase proceeds are $14,897.)
U.S. TREASURY BILLS 0.4%
0.033% due 03/01/2012 - 03/08/2012 (a)(c)	1,200	1,200

Total Short-Term Instruments (Cost $16,097)		16,097

Total Investments 99.1% (Cost $293,567)		$283,300
Other Assets and Liabilities (Net) 0.9%		2,696

Net Assets 100.0%		$285,996

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Securities with an aggregate market value of $1,200 have been pledged as collateral as of December 31, 2011 for OTC swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Depreciation
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$3,200	$(116)	$(35)	$(81)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	2,800	(101)	(40)	(61)

					$(217)	$(75)	$(142)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Depreciation
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	5.130%	$5,000	$(598)	$0	$(598)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$775	$644	0.23%
Michigan Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	225	206	0.07%

				$1,000	$850	0.30%

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$14,390	$0	$14,390
Alaska	0	910	0	910
Arizona	0	10,995	0	10,995
California	0	23,670	0	23,670
Colorado	0	11,946	0	11,946
Connecticut	0	1,065	0	1,065
Florida	0	9,028	0	9,028
Georgia	0	2,690	0	2,690
Idaho	0	1,204	0	1,204
Illinois	0	11,491	0	11,491
Indiana	0	10,435	0	10,435
Iowa	0	2,856	0	2,856
Kansas	0	342	0	342
Kentucky	0	522	0	522
Louisiana	0	4,224	0	4,224
Maryland	0	852	0	852
Massachusetts	0	2,700	0	2,700
Michigan	0	15,550	0	15,550
Minnesota	0	3,114	0	3,114

	Level 1 (4	Level 1 (4	Level 1 (4	Level 1 (4

Missouri	0	3,270	0	3,270
Montana	0	556	0	556
New Hampshire	0	3,019	0	3,019
New Jersey	0	7,407	0	7,407
New Mexico	0	982	0	982
New York	0	22,247	0	22,247
North Carolina	0	3,662	0	3,662
Ohio	0	9,588	0	9,588
Oregon	0	210	0	210
Pennsylvania	0	12,893	0	12,893
Puerto Rico	0	2,030	0	2,030
Rhode Island	0	5,934	0	5,934
South Carolina	0	2,884	0	2,884
Tennessee	0	11,455	0	11,455
Texas	0	38,777	0	38,777
Utah	0	5,766	0	5,766
Virginia	0	2,340	0	2,340
Washington	0	1,887	0	1,887
West Virginia	0	1,060	0	1,060
Wisconsin	0	3,252	0	3,252
Short-Term Instruments
Repurchase Agreements	0	14,897	0	14,897
U.S. Treasury Bills	0	1,200	0	1,200
	$0	$283,300	$0	$283,300

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(740)	$0	$(740)

Totals	$0	$282,560	$0	$282,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(384)	$0	$0	$0	$0	$384	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		$990	$975
Catalent Pharma Solutions
2.546% due 04/10/2014		494	476
CommScope, Inc.
5.000% due 01/14/2018		496	494
First Data Corp.
3.044% due 09/24/2014		1,876	1,697
Harrah’s Operating Co., Inc.
3.294% - 3.418% due 01/28/2015		1,500	1,308
HCA, Inc.
3.546% due 05/31/2018		500	474
OSI Restaurant Partners LLC
2.625% - 4.500% due 06/14/2014		460	437
Texas Competitive Electric Holdings Co. LLC
4.776% due 10/10/2017		1,920	1,223
Univision Communications, Inc.
2.296% due 09/29/2014		443	424

Total Bank Loan Obligations (Cost $8,170)			7,508

CORPORATE BONDS & NOTES 89.9%
BANKING & FINANCE 11.4%
ABN AMRO Bank NV
4.310% due 03/29/2049	EUR	1,500	1,320
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	928
6.250% due 12/01/2017		2,000	1,937
6.750% due 12/01/2014		500	505
7.500% due 09/15/2020		1,000	1,014
8.000% due 03/15/2020		500	514
8.300% due 02/12/2015		500	529
American International Group, Inc.
8.175% due 05/15/2068		1,000	900
8.625% due 05/22/2068	GBP	500	629
Bank of America Corp.
6.000% due 09/01/2017		$885	866
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)	EUR	1,629	1,248
BPCE S.A.
4.625% due 07/29/2049		1,500	1,127
5.250% due 07/29/2049		500	371
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (b)		$2,450	1,537
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,500	1,980
Cequel Communications Holdings I LLC
8.625% due 11/15/2017		$1,500	1,598
Checkout Holding Corp.
0.000% due 11/15/2015		1,500	803
CIT Group, Inc.
7.000% due 05/01/2015		2,000	2,006
7.000% due 05/01/2016		4,000	4,005
7.000% due 05/01/2017		1,500	1,502
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	500	435
7.589% due 01/29/2049		700	632
8.375% due 10/29/2049		$1,000	755
E*Trade Financial Corp.
6.750% due 06/01/2016		300	293
FCE Bank PLC
5.125% due 11/16/2015	GBP	450	685
7.125% due 01/15/2013	EUR	500	663
9.375% due 01/17/2014		500	701
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$1,000	1,038
5.875% due 08/02/2021		2,500	2,609
6.625% due 08/15/2017		500	545
7.000% due 10/01/2013		1,000	1,063
7.000% due 04/15/2015		750	808
8.000% due 06/01/2014		250	272
8.000% due 12/15/2016		1,000	1,137
8.700% due 10/01/2014		1,250	1,399
12.000% due 05/15/2015		500	616
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	618

HBOS PLC
0.728% due 09/06/2017		$1,500	1,062
2.277% due 09/01/2016	EUR	250	247
6.750% due 05/21/2018		$1,000	803
ILFC E-Capital Trust II
6.250% due 12/21/2065		750	510
Ineos Finance PLC
9.000% due 05/15/2015		500	510
9.250% due 05/15/2015	EUR	200	256
International Lease Finance Corp.
6.250% due 05/15/2019		$500	462
8.250% due 12/15/2020		250	253
8.750% due 03/15/2017		250	258
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	750	629
ISS Holdings A/S
8.875% due 05/15/2016		1,250	1,561
LBG Capital No.1 PLC
6.439% due 05/23/2020		1,500	1,324
7.375% due 03/12/2020		100	93
7.867% due 12/17/2019	GBP	500	582
7.875% due 11/01/2020		$1,500	1,152
8.000% due 12/29/2049		250	183
11.040% due 03/19/2020	GBP	250	340
LBG Capital No.2 PLC
9.125% due 07/15/2020		250	299
Marina District Finance Co., Inc.
9.875% due 08/15/2018		$250	229
Masonite International Corp.
8.250% due 04/15/2021		1,500	1,478
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,083
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		600	529
Regions Bank
7.500% due 05/15/2018		1,000	1,000
Regions Financial Corp.
7.375% due 12/10/2037		1,275	1,084
Royal Bank of Scotland Group PLC
2.438% due 01/28/2016	EUR	500	466
4.350% due 01/23/2017		500	480
4.700% due 07/03/2018		$750	491
6.934% due 04/09/2018	EUR	500	517
7.640% due 03/29/2049		$500	271
7.648% due 08/29/2049		1,000	686
9.110% due 03/29/2049		250	168
Royal Bank Of Scotland NV
1.240% due 03/09/2015		500	374
Santander Finance Preferred S.A.U.
11.300% due 07/29/2049	GBP	1,500	2,034
SLM Corp.
6.250% due 01/25/2016		$500	487
8.000% due 03/25/2020		1,000	1,013
8.450% due 06/15/2018		1,000	1,035
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	1,000	1,123
4.125% due 11/29/2013		1,000	1,033
4.875% due 07/15/2012		$250	241
5.375% due 10/01/2012		250	237
6.900% due 12/15/2017		1,000	725
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	275
10.500% due 02/15/2019		1,500	1,887
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		$750	684
7.375% due 02/15/2018	EUR	1,250	1,383
11.750% due 07/15/2017		$1,750	1,575
11.750% due 07/15/2017	EUR	250	269

			72,969

INDUSTRIALS 72.1%
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		$1,000	1,033
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,275
Aguila S.A.
7.875% due 01/31/2018		1,250	1,219
7.875% due 01/31/2018	CHF	2,000	2,092
Air Canada
9.250% due 08/01/2015		$250	220
Alere, Inc.
8.625% due 10/01/2018		750	743
Aleris International, Inc.
7.625% due 02/15/2018		2,500	2,450

Alliance One International, Inc.
10.000% due 07/15/2016		750	679
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,477
11.000% due 11/01/2015		974	1,032
AMC Networks, Inc.
7.750% due 07/15/2021		500	546
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	259
Ameristar Casinos, Inc.
7.500% due 04/15/2021		2,000	2,070
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,500	1,552
Antero Resources Finance Corp.
7.250% due 08/01/2019		1,000	1,030
9.375% due 12/01/2017		250	271
Aptalis Pharma, Inc.
12.750% due 03/01/2016		1,000	1,060
ARAMARK Corp.
8.500% due 02/01/2015		750	773
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)		1,900	1,966
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	1,025
7.250% due 06/15/2021		1,000	1,033
ARD Finance S.A.
11.125% due 06/01/2018 (a)		901	766
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	150	191
9.250% due 10/15/2020		1,750	2,055
Armored Autogroup, Inc.
9.250% due 11/01/2018		$375	292
Associated Materials LLC
9.125% due 11/01/2017		2,000	1,755
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,462
9.750% due 11/01/2015		1,500	1,357
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	969
Bakkavor Finance 2 PLC
8.250% due 02/15/2018	GBP	1,000	1,041
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	759
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,319
BE Aerospace, Inc.
6.875% due 10/01/2020		500	548
Berry Plastics Corp.
5.153% due 02/15/2015		250	248
9.500% due 05/15/2018		3,750	3,787
9.750% due 01/15/2021		2,000	2,005
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	1,000	1,107
9.500% due 06/15/2017		1,000	1,048
BI-LO LLC
9.250% due 02/15/2019		$1,500	1,552
Biomet, Inc.
10.000% due 10/15/2017		500	543
10.375% due 10/15/2017 (a)		1,250	1,359
11.625% due 10/15/2017		4,250	4,632
Boardriders S.A.
8.875% due 12/15/2017	EUR	500	569
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	383
Bombardier, Inc.
6.125% due 05/15/2021	EUR	1,200	1,468
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$1,500	1,342
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	515
Brigham Exploration Co.
8.750% due 10/01/2018		163	200
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		500	535
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,105
6.875% due 08/15/2018		500	528
7.500% due 03/15/2020		750	814
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		950	969
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (a)		1,500	1,342
Cablevision Systems Corp.
7.750% due 04/15/2018		225	240
8.000% due 04/15/2020		250	269

Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		3,750	2,579
11.250% due 06/01/2017		500	533
Calcipar S.A.
6.875% due 05/01/2018		500	453
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		500	488
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,020
Carlson Wagonlit BV
7.341% due 05/01/2015	EUR	500	537
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$1,250	1,228
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		500	516
9.750% due 04/15/2017	EUR	1,500	1,776
CCO Holdings LLC
6.500% due 04/30/2021		$2,000	2,035
7.000% due 01/15/2019		1,250	1,309
7.250% due 10/30/2017		250	265
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,000	1,068
Cemex Finance LLC
9.625% due 12/14/2017	EUR	1,000	1,006
Cemex S.A.B de C.V.
9.000% due 01/11/2018		$2,000	1,605
Central Garden and Pet Co.
8.250% due 03/01/2018		1,000	985
CF Industries, Inc.
6.875% due 05/01/2018		1,000	1,147
7.125% due 05/01/2020		250	296
Chesapeake Energy Corp.
7.250% due 12/15/2018		1,000	1,110
9.500% due 02/15/2015		2,250	2,587
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	500	533
CityCenter Holdings LLC
7.625% due 01/15/2016		$500	515
10.750% due 01/15/2017 (a)		1,583	1,556
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,250	1,907
10.750% due 08/01/2016		2,750	1,856
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		2,500	2,703
CMA CGM S.A.
8.500% due 04/15/2017		1,250	559
8.875% due 04/15/2019	EUR	500	275
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		$1,500	1,395
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	1,250	1,496
Columbus McKinnon Corp.
7.875% due 02/01/2019		$125	130
Commercial Vehicle Group, Inc.
7.875% due 04/15/2019		750	726
CommScope, Inc.
8.250% due 01/15/2019		2,000	2,010
Community Health Systems, Inc.
8.875% due 07/15/2015		1,409	1,458
Concho Resources, Inc.
6.500% due 01/15/2022		1,300	1,365
7.000% due 01/15/2021		100	108
8.625% due 10/01/2017		500	549
Consol Energy, Inc.
6.375% due 03/01/2021		650	660
8.250% due 04/01/2020		1,750	1,942
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,725	2,244
7.500% due 09/15/2017		2,000	2,640
8.500% due 07/15/2015		50	70
Continental Resources, Inc.
7.125% due 04/01/2021		$500	545
8.250% due 10/01/2019		250	276
ConvaTec Healthcare E S.A.
10.875% due 12/15/2018	EUR	2,000	2,252
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,577
CPI International, Inc.
8.000% due 02/15/2018		500	419
Crown Americas LLC
6.250% due 02/01/2021		500	525
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,315
8.625% due 02/15/2019		1,000	1,157
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	600	761

DaVita, Inc.
6.375% due 11/01/2018		$1,000	1,026
6.625% due 11/01/2020		1,500	1,549
Del Monte Corp.
7.625% due 02/15/2019		3,000	2,895
Denbury Resources, Inc.
8.250% due 02/15/2020		1,000	1,122
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	1,000	1,273
Digicel Group Ltd.
8.875% due 01/15/2015		$500	495
10.500% due 04/15/2018		1,500	1,522
Digicel Ltd.
8.250% due 09/01/2017		1,500	1,522
DISH DBS Corp.
6.750% due 06/01/2021		1,000	1,082
7.125% due 02/01/2016		2,000	2,165
7.875% due 09/01/2019		1,750	1,986
DJO Finance LLC
9.750% due 10/15/2017		2,750	2,152
10.875% due 11/15/2014		750	703
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,028
Dynegy Holdings LLC
7.750% due 06/01/2019 ^		1,000	660
8.375% due 05/01/2016 ^		1,000	670
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,250	1,369
Edcon Pty. Ltd.
4.676% due 06/15/2014	EUR	1,000	961
9.500% due 03/01/2018		$1,000	785
EH Holding Corp.
6.500% due 06/15/2019		500	524
7.625% due 06/15/2021		500	528
El Paso Corp.
7.750% due 01/15/2032		1,500	1,740
7.800% due 08/01/2031		2,000	2,315
Eldorado Resorts LLC
8.625% due 06/15/2019		750	673
Elizabeth Arden, Inc.
7.375% due 03/15/2021		500	523
Emergency Medical Services Corp.
8.125% due 06/01/2019		1,500	1,504
EN Germany Holdings BV
10.750% due 11/15/2015	EUR	250	292
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		$500	535
7.000% due 12/15/2020		750	801
Energy Partners Ltd.
8.250% due 02/15/2018		1,700	1,632
Energy Transfer Equity LP
7.500% due 10/15/2020		250	274
Exide Technologies
8.625% due 02/01/2018		1,500	1,162
FGI Holding Co., Inc.
11.250% due 10/01/2015		545	543
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,116
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		$500	461
First Data Corp.
8.250% due 01/15/2021		2,500	2,250
10.550% due 09/24/2015		3,158	3,028
12.625% due 01/15/2021		2,500	2,187
First Wind Capital LLC
10.250% due 06/01/2018		2,000	1,975
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	496
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		1,000	963
7.000% due 11/01/2015		75	76
8.250% due 11/01/2019		1,250	1,278
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	1,000	1,120
Forest Oil Corp.
7.250% due 06/15/2019		$500	513
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	100	99
GCL Holdings S.C.A.
9.375% due 04/15/2018	EUR	1,500	1,671
GeoEye, Inc.
8.625% due 10/01/2016		$1,000	1,035
Georgia-Pacific LLC
7.250% due 06/01/2028		1,500	1,812
7.375% due 12/01/2025		500	618
8.875% due 05/15/2031		750	1,032

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		600	657
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	268
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		250	249
Griffon Corp.
7.125% due 04/01/2018		500	498
Grifols, Inc.
8.250% due 02/01/2018		1,000	1,055
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	783	956
5.426% due 09/15/2017		750	864
Hapag-Lloyd AG
9.000% due 10/15/2015		1,500	1,699
HCA Holdings, Inc.
7.750% due 05/15/2021		$2,000	2,045
HCA, Inc.
6.500% due 02/15/2020		1,750	1,820
7.250% due 09/15/2020		1,000	1,060
7.500% due 02/15/2022		2,750	2,819
7.875% due 02/15/2020		1,000	1,085
Headwaters, Inc.
7.625% due 04/01/2019		1,250	1,112
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	315
7.500% due 04/03/2020		1,000	1,236
Hertz Corp.
6.750% due 04/15/2019		$2,000	2,015
7.375% due 01/15/2021		750	766
7.500% due 10/15/2018		500	525
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		1,750	1,649
9.000% due 11/15/2020		4,500	3,735
Host Hotels & Resorts LP
6.000% due 11/01/2020		500	514
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		300	296
Huntsman International LLC
8.625% due 03/15/2020		500	533
8.625% due 03/15/2021		1,250	1,331
Hyva Global BV
8.625% due 03/24/2016		1,000	835
IASIS Healthcare LLC
8.375% due 05/15/2019		3,250	2,852
Immucor, Inc.
11.125% due 08/15/2019		1,500	1,560
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	2,250	2,330
Ineos Group Holdings Ltd.
7.875% due 02/15/2016		5,000	4,821
8.500% due 02/15/2016		$500	400
Inergy LP
6.875% due 08/01/2021		183	185
Insight Communications Co., Inc.
9.375% due 07/15/2018		250	287
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,200	1,221
7.250% due 10/15/2020		1,500	1,526
7.500% due 04/01/2021		1,000	1,014
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,500	1,455
11.500% due 02/04/2017 (a)		6,578	6,365
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,650
Intergen NV
9.000% due 06/30/2017		1,000	1,058
inVentiv Health, Inc.
10.000% due 08/15/2018		625	575
ISS Financing PLC
11.000% due 06/15/2014	EUR	1,000	1,369
J. Crew Group, Inc.
8.125% due 03/01/2019		$2,250	2,160
Jaguar Holding Co. II
9.500% due 12/01/2019		1,500	1,582
Jaguar Land Rover PLC
8.125% due 05/15/2018	GBP	500	728
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,268
JBS USA LLC
7.250% due 06/01/2021		$500	469
JMC Steel Group
8.250% due 03/15/2018		1,000	980
Kabel BW Erste Beteiligungs GmbH
7.500% due 03/15/2019		250	264
7.500% due 03/15/2019	EUR	750	985

Kabel BW Musketeer GmbH
9.500% due 03/15/2021		3,000	3,892
Kerling PLC
10.625% due 02/01/2017		450	518
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$600	507
Kinove German Bondco GmbH
9.625% due 06/15/2018		750	716
10.000% due 06/15/2018	EUR	750	869
Kraton Polymers LLC
6.750% due 03/01/2019		$500	473
Labco S.A.S.
8.500% due 01/15/2018	EUR	500	498
Laredo Petroleum, Inc.
9.500% due 02/15/2019		$750	799
Levi Strauss & Co.
7.625% due 05/15/2020		500	513
7.750% due 05/15/2018	EUR	1,000	1,194
Limited Brands, Inc.
6.625% due 04/01/2021		$675	719
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,000	1,013
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		1,000	1,005
Lyondell Chemical Co.
8.000% due 11/01/2017		251	275
8.000% due 11/01/2017	EUR	136	190
11.000% due 05/01/2018		$998	1,096
Manitowoc Co., Inc.
8.500% due 11/01/2020		1,000	1,059
McClatchy Co.
11.500% due 02/15/2017		1,250	1,216
MGM Resorts International
5.875% due 02/27/2014		500	488
6.625% due 07/15/2015		1,750	1,671
7.500% due 06/01/2016		1,750	1,684
7.625% due 01/15/2017		3,750	3,591
9.000% due 03/15/2020		1,750	1,947
10.000% due 11/01/2016		750	791
10.375% due 05/15/2014		250	287
11.125% due 11/15/2017		500	573
Michael Foods, Inc.
9.750% due 07/15/2018		2,500	2,644
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,522
11.375% due 11/01/2016		500	532
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		1,750	1,339
Mueller Water Products, Inc.
8.750% due 09/01/2020		250	273
Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,567
Mylan, Inc.
6.000% due 11/15/2018		1,500	1,551
7.625% due 07/15/2017		250	274
7.875% due 07/15/2020		500	554
Nalco Co.
6.625% due 01/15/2019		1,000	1,157
6.875% due 01/15/2019	EUR	100	147
Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,600	1,827
NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,657
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,250
NFR Energy LLC
9.750% due 02/15/2017		500	453
Nielsen Finance LLC
7.750% due 10/15/2018		850	922
11.500% due 05/01/2016		1,000	1,150
Noranda Aluminum Acquisition Corp.
4.659% due 05/15/2015		2,059	1,915
Norcell Sweden Holding 2 AB
10.750% due 09/29/2019	EUR	1,500	1,825
Novasep Holding SAS
9.625% due 12/15/2016 ^		750	480
Novelis, Inc.
8.375% due 12/15/2017		$1,500	1,601
8.750% due 12/15/2020		1,500	1,616
Number Merger Sub, Inc.
11.000% due 12/15/2019		1,500	1,522
NXP BV
3.153% due 10/15/2013		118	118
4.322% due 10/15/2013	EUR	280	358
9.500% due 10/15/2015 (d)		$250	264

Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	1,995
Obrascon Huarte Lain S.A.
7.375% due 04/28/2015	EUR	750	975
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		$1,500	1,485
OI European Group BV
6.750% due 09/15/2020	EUR	250	321
Ono Finance II PLC
11.125% due 07/15/2019		1,100	1,100
OSI Restaurant Partners LLC
10.000% due 06/15/2015		$1,946	2,021
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		2,849	2,863
Packaging Dynamics Corp.
8.750% due 02/01/2016		750	754
Pactiv Corp.
7.950% due 12/15/2025		2,000	1,360
8.375% due 04/15/2027		250	174
Peabody Energy Corp.
6.000% due 11/15/2018		750	769
6.250% due 11/15/2021		750	780
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,000	2,155
Petrohawk Energy Corp.
6.250% due 06/01/2019		375	414
7.250% due 08/15/2018		2,000	2,260
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	100	129
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$2,000	1,890
Pinnacle Entertainment, Inc.
8.750% due 05/15/2020		1,350	1,330
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,250	2,351
10.625% due 04/01/2017		750	791
Plains Exploration & Production Co.
6.625% due 05/01/2021		1,500	1,582
6.750% due 02/01/2022		750	789
7.625% due 06/01/2018		500	533
7.625% due 04/01/2020		1,000	1,087
Ply Gem Industries, Inc.
8.250% due 02/15/2018		1,250	1,095
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,040
Polypore International, Inc.
7.500% due 11/15/2017		450	468
Pregis Corp.
6.572% due 04/15/2013	EUR	750	951
Priory Group No. 3 PLC
7.000% due 02/15/2018	GBP	550	786
8.875% due 02/15/2019		1,000	1,242
Production Resource Group, Inc.
8.875% due 05/01/2019		$925	851
PVH Corp.
7.375% due 05/15/2020		1,500	1,635
Quebecor Media, Inc.
7.750% due 03/15/2016		3,000	3,098
Quiksilver, Inc.
6.875% due 04/15/2015		1,500	1,401
QVC, Inc.
7.375% due 10/15/2020		500	536
7.500% due 10/01/2019		250	269
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		1,500	1,129
Rain CII Carbon LLC
8.000% due 12/01/2018		100	101
Range Resources Corp.
5.750% due 06/01/2021		750	816
6.750% due 08/01/2020		320	357
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,325
11.750% due 08/01/2016		250	264
Refresco Group BV
7.375% due 05/15/2018	EUR	650	799
Regal Entertainment Group
9.125% due 08/15/2018		$750	808
Regency Energy Partners LP
6.875% due 12/01/2018		175	187
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		150	150
7.125% due 04/15/2019		1,000	1,023
8.250% due 02/15/2021		3,000	2,670
9.000% due 04/15/2019		2,500	2,387
9.250% due 05/15/2018		500	481
9.875% due 08/15/2019		500	488

Rhodia S.A.
6.875% due 09/15/2020		250	274
Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	978
Roofing Supply Group LLC
8.625% due 12/01/2017		1,350	1,384
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		750	763
10.250% due 11/15/2019		500	548
Sally Holdings LLC
6.875% due 11/15/2019		450	473
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,250	1,247
8.000% due 06/01/2018		1,000	1,015
8.750% due 01/15/2020		1,000	1,038
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	400	445
Scientific Games International, Inc.
9.250% due 06/15/2019		$1,000	1,065
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	255
Sealed Air Corp.
8.125% due 09/15/2019		1,250	1,375
8.375% due 09/15/2021		500	555
Sealy Mattress Co.
8.250% due 06/15/2014		250	249
10.875% due 04/15/2016		702	770
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		250	261
Seneca Gaming Corp.
8.250% due 12/01/2018		250	246
Sensata Technologies BV
6.500% due 05/15/2019		1,000	993
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		250	257
Simmons Foods, Inc.
10.500% due 11/01/2017		500	419
Smithfield Foods, Inc.
7.750% due 07/01/2017		1,000	1,100
Snoqualmie Entertainment Authority
4.179% due 02/01/2014		2,000	1,785
9.125% due 02/01/2015		500	485
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,500	1,648
STHI Holding Corp.
8.000% due 03/15/2018		1,500	1,549
Styrolution GmbH
7.625% due 05/15/2016	EUR	1,500	1,369
SunGard Data Systems, Inc.
7.375% due 11/15/2018		$2,000	2,057
7.625% due 11/15/2020		1,000	1,033
10.625% due 05/15/2015		500	535
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	1,750	2,299
Sunrise Communications International S.A.
7.000% due 12/31/2017		100	135
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$750	795
Targa Resources Partners LP
6.875% due 02/01/2021		1,000	1,018
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	750	936
Tenet Healthcare Corp.
8.000% due 08/01/2020		$2,500	2,516
10.000% due 05/01/2018		250	287
Thermon Industries, Inc.
9.500% due 05/01/2017		171	185
Tomkins LLC
9.000% due 10/01/2018		3,150	3,508
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,700
TransUnion LLC
11.375% due 06/15/2018		1,500	1,721
Travelport LLC
9.000% due 03/01/2016		750	418
9.875% due 09/01/2014		750	450
Triumph Group, Inc.
8.625% due 07/15/2018		500	550
U.S. Foodservice
8.500% due 06/30/2019		4,000	3,890
UCI International, Inc.
8.625% due 02/15/2019		1,000	975
United Rentals North America, Inc.
8.375% due 09/15/2020		2,000	1,960
Universal Health Services, Inc.
7.000% due 10/01/2018		500	521

Univision Communications, Inc.
6.875% due 05/15/2019		2,000	1,940
7.875% due 11/01/2020		1,000	1,020
8.500% due 05/15/2021		3,000	2,745
UPC Holding BV
8.375% due 08/15/2020	EUR	4,000	4,905
UPCB Finance II Ltd.
6.375% due 07/01/2020		1,000	1,210
UPCB Finance III Ltd.
6.625% due 07/01/2020		$2,000	1,980
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	250	321
USG Corp.
8.375% due 10/15/2018		$500	463
Valeant Pharmaceuticals International
6.500% due 07/15/2016		750	753
6.750% due 10/01/2017		250	251
6.750% due 08/15/2021		500	485
6.875% due 12/01/2018		750	752
7.000% due 10/01/2020		1,500	1,489
7.250% due 07/15/2022		1,500	1,462
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		1,250	1,247
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		17	11
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,500	1,155
Visant Corp.
10.000% due 10/01/2017		1,000	920
VWR Funding, Inc.
10.250% due 07/15/2015		3,000	3,112
Warner Chilcott Corp.
7.750% due 09/15/2018		3,000	3,079
WCA Waste Corp.
7.500% due 06/15/2019		375	381
Whiting Petroleum Corp.
6.500% due 10/01/2018		300	315
Windstream Corp.
7.000% due 03/15/2019		500	508
7.750% due 10/15/2020		500	519
7.750% due 10/01/2021		500	515
7.875% due 11/01/2017		1,000	1,087
Wynn Las Vegas LLC
7.750% due 08/15/2020		2,000	2,230
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	1,000	1,178
YCC Holdings LLC
10.250% due 02/15/2016 (a)		$1,000	880
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,750	3,613
Ziggo Finance BV
6.125% due 11/15/2017		225	295

			458,951

UTILITIES 6.4%
AES Corp.
7.375% due 07/01/2021		$2,750	2,977
8.000% due 10/15/2017		1,500	1,657
8.000% due 06/01/2020		1,750	1,934
Calpine Corp.
7.500% due 02/15/2021		2,000	2,150
7.875% due 07/31/2020		750	812
7.875% due 01/15/2023		1,000	1,080
Covanta Holding Corp.
7.250% due 12/01/2020		100	106
Edison Mission Energy
7.000% due 05/15/2017		2,750	1,801
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,250	3,429
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		250	251
10.000% due 12/01/2020		2,000	2,120
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		1,000	885
Frontier Communications Corp.
7.125% due 03/15/2019		1,506	1,476
7.875% due 04/15/2015		500	509
8.125% due 10/01/2018		1,000	1,013
Linn Energy LLC
6.500% due 05/15/2019		1,000	998
7.750% due 02/01/2021		625	653
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		1,500	1,402

Midwest Generation LLC
8.560% due 01/02/2016		141	143
NRG Energy, Inc.
7.375% due 01/15/2017		500	520
7.625% due 01/15/2018		1,000	1,005
7.875% due 05/15/2021		750	735
8.250% due 09/01/2020		1,500	1,515
8.500% due 06/15/2019		1,000	1,020
Sprint Capital Corp.
6.900% due 05/01/2019		4,300	3,558
8.750% due 03/15/2032		2,000	1,627
Sprint Nextel Corp.
6.000% due 12/01/2016		1,500	1,252
8.375% due 08/15/2017		1,500	1,352
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,500	1,710
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$500	430
VimpelCom Holdings BV
7.504% due 03/01/2022		750	634

			40,754

Total Corporate Bonds & Notes (Cost $612,302)			572,674

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Hologic, Inc.
2.000% due 12/15/2037		1,000	959

Total Convertible Bonds & Notes (Cost $974)			959

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 12/31/2049		2,000	1,434
GMAC Capital Trust I
8.125% due 02/15/2040		40,000	773

Total Preferred Securities (Cost $2,881)			2,207

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$627	627
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $643. Repurchase proceeds are $627.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.1%
		3,879,546	38,850

Total Short-Term Instruments (Cost $39,477)			39,477

Total Investments 97.8% (Cost $663,804)			$622,825
Other Assets and Liabilities (Net) 2.2%			13,864

Net Assets 100.0%			$636,689

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security becomes interest bearing at a future date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $1,424 at a weighted average interest rate of (1.058%). On December 31, 2011, securities valued at $264 were pledged as collateral for reverse repurchase agreements.

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Depreciation
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$9,800	$(305)	$361	$(666)
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	1,960	(61)	77	(138)
CDX.HY-16 5-Year Index	BRC	5.000%	06/20/2016	22,295	(971)	621	(1,592)
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	490	(22)	2	(24)

					$(1,359)	$1,061	$(2,420)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	2,027	03/2012	BRC	$28	$0	$28
Buy	EUR	894	01/2012	CBK	0	(13)	(13)
Sell		1,816	01/2012	CBK	32	0	32
Sell		968	02/2012	DUB	12	0	12
Sell		1,471	02/2012	GST	6	0	6
Sell		69,986	03/2012	BRC	2,971	0	2,971
Sell	GBP	82	01/2012	GST	0	0	0
Sell		80	02/2012	DUB	1	0	1
Sell		4,446	03/2012	BRC	51	0	51
Sell		473	03/2012	CBK	4	0	4
Buy		65	03/2012	DUB	0	(1)	(1)
Sell		3,977	03/2012	UAG	62	0	62

					$3,167	$(14)	$3,153

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$7,508	$0	$7,508
Corporate Bonds & Notes
Banking & Finance	0	72,969	0	72,969
Industrials	0	458,951	0	458,951
Utilities	0	40,611	143	40,754
Convertible Bonds & Notes
Industrials	0	959	0	959
Preferred Securities
Banking & Finance	773	1,434	0	2,207
Short-Term Instruments
Repurchase Agreements	0	627	0	627
PIMCO Short-Term Floating NAV Portfolio	38,850	0	0	38,850
	$39,623	$583,059	$143	$622,825

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$3,167	$0	$3,167

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,420)	0	(2,420)
Foreign Exchange Contracts	0	(14)	0	(14)

	$0	$(2,434)	$0	$(2,434)

Totals	$39,623	$583,792	$143	$623,558

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Bank Loan Obligations	$4,217	$0	$(4,250)	$0	$29	$4	$0	$0	$0	$0
Corporate Bonds & Notes
Utilities	161	0	(16)	0	0	(2)	0	0	143	(2)

Totals	$4,378	$0	$(4,266)	$0	$29	$2	$0	$0	$143	$(2)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 6.3%
AES Corp.
4.250% due 05/27/2018	$2,978	$2,979
Asurion Corp.
5.500% due 05/24/2018	4,872	4,811
Bausch & Lomb, Inc.
3.546% due 04/24/2015	815	798
3.546% - 3.829% due 04/24/2015	3,337	3,268
CCM Merger, Inc.
7.000% due 03/01/2017	1,920	1,907
Chrysler Group LLC
6.000% due 05/24/2017	9,975	9,464
Colfax Corp.
4.500% due 09/12/2018	2,500	2,504
Community Health Systems, Inc.
2.546% due 07/25/2014	709	690
2.546% - 2.773% due 07/25/2014	13,766	13,390
Del Monte Foods Co.
4.500% due 02/16/2018	6,234	5,938
Delos Aircraft, Inc.
7.000% due 03/17/2016	11,300	11,373
Emergency Medical Services Corp.
5.250% due 05/25/2018	4,987	4,877
First Data Corp.
3.044% due 09/24/2014	8,448	7,649
HCA, Inc.
2.546% due 11/17/2013	30,000	29,581
2.796% due 05/02/2016	9,625	9,052
Health Management Associates, Inc.
4.500% due 11/18/2018	3,000	2,990
Hertz Corp.
3.750% due 03/11/2018	5,470	5,382
Insight Midwest Holdings LLC
2.020% due 04/06/2014	1,908	1,892
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	9,950	9,929
International Lease Finance Corp.
6.750% due 03/17/2015	15,400	15,493
iStar Financial, Inc.
5.000% due 06/28/2013	9,849	9,798
Kinetic Concepts, Inc.
7.000% due 05/04/2018	5,000	5,051
NeuStar, Inc.
5.000% due 11/08/2018	1,496	1,500
Novelis, Inc.
3.750% due 03/10/2017	2,970	2,927
Petroleum Export V Ltd.
3.563% due 12/07/2012	3,746	3,730
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	2,500	2,497
Quintiles Transnational Corp.
5.000% due 06/08/2018	11,691	11,511
Remy International, Inc.
6.250% due 12/17/2016	1,980	1,952
Reynolds Group Holdings Ltd.
6.500% due 02/09/2018	4,664	4,629
6.500% due 08/09/2018	14,802	14,742
Sealed Air Corp.
4.750% due 10/03/2018	3,950	3,997
Springleaf Finance Corp.
5.500% due 05/10/2017	186,400	162,692
Syniverse Holdings, Inc.
5.250% due 12/21/2017	990	991
Telesat Canada
3.300% due 10/31/2014	5,759	5,714
Texas Competitive Electric Holdings Co. LLC
4.776% due 10/10/2017	2,870	1,827
TransDigm, Inc.
4.000% due 02/14/2017	9,950	9,881
U.S. Airways Group, Inc.
2.796% due 03/23/2014	1,972	1,707
Univision Communications, Inc.
2.296% due 09/29/2014	20,000	19,147

Warner Chilcott Co. LLC
4.250% due 03/15/2018		994	983

Total Bank Loan Obligations (Cost $413,499)			409,243

CORPORATE BONDS & NOTES 23.9%
BANKING & FINANCE 14.5%
Abbey National Treasury Services PLC
2.002% due 04/25/2014 (g)		12,000	10,932
4.000% due 04/27/2016		10,000	8,982
ABN AMRO Bank NV
2.198% due 01/30/2014		15,000	14,639
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		3,000	2,089
Ally Financial, Inc.
0.000% due 12/01/2012		300	283
3.963% due 06/20/2014		4,500	4,231
6.000% due 03/15/2019		1,190	968
6.200% due 03/15/2016		2,652	2,441
6.625% due 05/15/2012		2,875	2,911
6.750% due 12/01/2014		400	404
6.875% due 08/28/2012		500	508
7.000% due 02/01/2012		5,530	5,558
7.000% due 07/15/2012		2,000	1,993
7.000% due 05/15/2018		2,380	2,111
7.100% due 01/15/2013		3,000	2,964
7.250% due 09/15/2017		1,778	1,636
7.500% due 12/31/2013		5,000	5,150
7.500% due 11/15/2016		2,040	1,937
8.000% due 03/15/2020		5,000	5,137
American International Group, Inc.
3.750% due 11/30/2013		20,000	19,635
4.250% due 05/15/2013		500	500
5.000% due 06/26/2017 (g)	EUR	500	576
6.765% due 11/15/2017	GBP	7,070	10,491
8.625% due 05/22/2068		500	629
Banco do Brasil S.A.
3.359% due 07/02/2014		$1,000	999
4.500% due 01/20/2016 (g)	EUR	6,000	7,672
6.000% due 01/22/2020		$4,000	4,400
Banco Santander Brasil S.A.
2.659% due 03/18/2014 (g)		15,000	14,299
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,320
Bank of America Corp.
6.000% due 09/01/2017		1,435	1,403
Barclays Bank PLC
14.000% due 11/29/2049	GBP	4,000	7,051
Bear Stearns Cos. LLC
6.950% due 08/10/2012		$137	142
BNP Paribas S.A.
7.195% due 06/29/2049		2,025	1,433
Cantor Fitzgerald LP
6.375% due 06/26/2015		7,000	6,674
7.875% due 10/15/2019		2,000	1,956
CIT Group, Inc.
5.250% due 04/01/2014		17,800	17,822
7.000% due 05/01/2015		362	363
7.000% due 05/01/2016		1,603	1,604
7.000% due 05/01/2017		6,344	6,352
Citigroup Capital XXI
8.300% due 12/21/2077		1,000	1,001
Citigroup, Inc.
1.609% due 03/05/2014 (g)	EUR	7,500	9,133
1.848% due 01/13/2014		$19,400	18,877
2.453% due 08/13/2013		5,000	4,910
4.587% due 12/15/2015		5,000	5,037
6.000% due 08/15/2017		500	525
6.500% due 08/19/2013		5,000	5,207
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020 (g)	EUR	7,000	7,773
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	8,450	7,349
DBS Bank Ltd.
0.681% due 05/16/2017		$13,000	12,772
EuroCredit CDO I BV
2.647% due 09/03/2012	EUR	1,709	2,119
EuroCredit CDO II BV
2.453% due 10/04/2013 (j)		1,863	2,304
FCE Bank PLC
7.125% due 01/16/2012		450	586
7.125% due 01/16/2012 (g)		6,000	7,820
7.125% due 01/15/2013		1,600	2,123

Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$575	600
6.625% due 08/15/2017		2,000	2,180
7.500% due 08/01/2012		3,600	3,718
8.000% due 06/01/2014		8,000	8,714
8.700% due 10/01/2014		4,517	5,056
12.000% due 05/15/2015		12,000	14,792
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	4,326
Goldman Sachs Group, Inc.
1.940% due 01/30/2017 (g)		10,000	10,507
6.250% due 09/01/2017		$500	523
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,076
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,012
HBOS PLC
6.750% due 05/21/2018		500	401
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,062
Hospitality Properties Trust
5.125% due 02/15/2015		2,000	2,027
5.625% due 03/15/2017		10,000	10,141
6.300% due 06/15/2016		10,000	10,505
6.700% due 01/15/2018		12,000	12,728
7.875% due 08/15/2014		2,000	2,175
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	20,716
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	18,217
Ineos Finance PLC
9.000% due 05/15/2015		900	918
ING Bank NV
1.379% due 03/30/2012		5,000	4,988
1.596% due 03/15/2013		50,000	48,853
International Lease Finance Corp.
4.750% due 01/13/2012		600	601
5.350% due 03/01/2012		150	150
5.625% due 09/20/2013		500	491
5.750% due 05/15/2016		3,800	3,529
5.875% due 05/01/2013		3,950	3,910
6.250% due 05/15/2019		2,600	2,405
6.500% due 09/01/2014		33,900	34,832
6.750% due 09/01/2016		4,000	4,120
7.125% due 09/01/2018		27,100	28,184
8.750% due 03/15/2017		1,500	1,549
Kilroy Realty LP
4.800% due 07/15/2018		11,000	10,877
5.000% due 11/03/2015		22,000	22,648
Lloyds TSB Bank PLC
6.375% due 01/21/2021 (g)		33,000	33,115
Marina District Finance Co., Inc.
9.875% due 08/15/2018 (g)		1,000	918
Merrill Lynch & Co., Inc.
1.777% due 05/30/2014 (g)	EUR	5,000	5,604
1.850% due 01/31/2014 (g)		7,000	7,985
2.034% due 07/22/2014 (g)		7,000	7,808
5.450% due 02/05/2013 (g)		$28,305	28,521
6.150% due 04/25/2013 (g)		27,225	27,491
7.750% due 04/30/2018	GBP	2,400	3,700
Morgan Stanley
1.775% due 11/29/2013 (g)	EUR	25,000	29,712
1.992% due 01/16/2017 (g)		10,000	10,081
7.300% due 05/13/2019		$1,250	1,274
Panther CD0 I BV
1.657% due 02/24/2016	GBP	971	1,428
ProLogis LP
4.000% due 01/15/2018		$6,000	5,678
6.625% due 12/01/2019		5,000	5,449
Provident Funding Associates LP
10.125% due 02/15/2019		2,100	1,628
10.250% due 04/15/2017		11,925	11,180
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	10,700
RCI Banque S.A.
4.600% due 04/12/2016		6,400	6,099
Regions Financial Corp.
7.750% due 11/10/2014		9,750	9,896
Royal Bank of Scotland Group PLC
1.091% due 04/11/2016		2,500	1,755
1.316% due 09/29/2015		7,000	5,047
3.950% due 09/21/2015		5,000	4,693
5.625% due 08/24/2020		20,000	19,208
SL Green Realty Corp.
7.750% due 03/15/2020		21,995	24,153

SLM Corp.
1.756% due 06/17/2013	EUR	100	124
5.000% due 04/15/2015		$300	289
6.250% due 01/25/2016		9,975	9,711
8.000% due 03/25/2020		6,070	6,146
8.450% due 06/15/2018		10,750	11,127
SLM Corp. CPI Linked Bond
5.348% due 03/15/2012		269	269
6.318% due 06/15/2013		260	257
SLM Student Loan Trust
1.976% due 12/15/2033	EUR	2,554	2,812
Springleaf Finance Corp.
6.900% due 12/15/2017		$1,000	725
Stone Street Trust
5.902% due 12/15/2015		13,000	11,954
Suffield Clo Ltd.
1.737% due 09/26/2014		183	183
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		3,000	3,048
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		20,000	19,850
Waha Aerospace BV
3.925% due 07/28/2020		15,750	16,207
Wells Operating Partnership II LP
5.875% due 04/01/2018		3,000	3,082
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,051
7.950% due 03/15/2025		300	334
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	274
11.750% due 07/15/2017		1,000	900

			949,728

INDUSTRIALS 8.4%
Aguila S.A.
7.875% due 01/31/2018		500	488
Alere, Inc.
8.625% due 10/01/2018		800	792
Aleris International, Inc.
7.625% due 02/15/2018		125	123
American Airlines Pass-Through Trust
5.250% due 07/31/2022 ^		2,496	2,322
8.625% due 04/15/2023 ^		42,000	42,840
10.375% due 01/02/2021 ^		1,877	1,971
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,500	1,080
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		500	518
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,561
6.375% due 09/15/2017		15,300	17,761
6.450% due 09/15/2036		6,500	7,422
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,691
6.500% due 04/15/2040		4,200	4,092
ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,030
Arch Western Finance LLC
6.750% due 07/01/2013		6,000	6,045
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	200	255
9.250% due 10/15/2020		300	352
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	389
Associated Materials LLC
9.125% due 11/01/2017		1,330	1,167
Avaya, Inc.
7.000% due 04/01/2019		325	317
9.750% due 11/01/2015		750	679
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		904	909
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,319
Berry Plastics Corp.
9.750% due 01/15/2021		750	752
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,102
Biomet, Inc.
11.625% due 10/15/2017		1,600	1,744
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		500	448
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,085

Cablevision Systems Corp.
8.000% due 04/15/2020	1,200	1,293
Calumet Specialty Products Partners LP
9.375% due 05/01/2019	125	122
Capella Healthcare, Inc.
9.250% due 07/01/2017	850	867
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	500	516
CCO Holdings LLC
7.250% due 10/30/2017	1,000	1,059
8.125% due 04/30/2020	1,300	1,430
Cemex S.A.B de C.V.
5.579% due 09/30/2015	13,000	9,799
Centex Corp.
6.500% due 05/01/2016	8,500	8,139
Charter Communications Operating LLC
8.000% due 04/30/2012	1,500	1,537
Chesapeake Energy Corp.
9.500% due 02/15/2015	4,000	4,600
Chrysler Group LLC
8.250% due 06/15/2021	2,000	1,830
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	525	567
Community Health Systems, Inc.
8.875% due 07/15/2015	903	935
Concho Resources, Inc.
6.500% due 01/15/2022	1,000	1,050
Consol Energy, Inc.
8.250% due 04/01/2020	650	721
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	8,342	8,884
7.707% due 10/02/2022	4,699	5,034
7.875% due 01/02/2020	734	716
Continental Airlines, Inc.
6.750% due 09/15/2015	3,750	3,590
Continental Resources, Inc.
7.375% due 10/01/2020	500	548
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018	1,000	1,051
CPI International, Inc.
8.000% due 02/15/2018	650	544
CVS Pass-Through Trust
5.773% due 01/10/2033	6,851	7,024
7.507% due 01/10/2032	4,820	5,590
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	8,112	8,639
7.750% due 06/17/2021	15,790	16,975
Deluxe Corp.
5.125% due 10/01/2014	5,000	5,025
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	349
DJO Finance LLC
9.750% due 10/15/2017	1,000	782
DR Horton, Inc.
5.625% due 01/15/2016	12,500	12,812
6.500% due 04/15/2016	14,000	14,577
EH Holding Corp.
7.625% due 06/15/2021	150	158
El Paso Corp.
6.950% due 06/01/2028	500	528
7.750% due 01/15/2032	1,200	1,392
8.050% due 10/15/2030	1,700	1,989
8.250% due 02/15/2016	830	913
Eldorado Resorts LLC
8.625% due 06/15/2019	150	135
Emergency Medical Services Corp.
8.125% due 06/01/2019	500	501
Energy Transfer Equity LP
7.500% due 10/15/2020	675	741
Exide Technologies
8.625% due 02/01/2018	700	543
FBG Finance Ltd.
5.125% due 06/15/2015	2,000	2,179
Ferrellgas Partners LP
8.625% due 06/15/2020	650	632
Florida East Coast Railway Corp.
8.125% due 02/01/2017	100	99
FMG Resources Pty. Ltd.
8.250% due 11/01/2019	225	230
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021	750	753
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	20,000	20,725
9.250% due 04/23/2019	20,000	23,878
Georgia-Pacific LLC
5.400% due 11/01/2020	1,100	1,220

Global Geophysical Services, Inc.
10.500% due 05/01/2017		400	378
Graphic Packaging International, Inc.
7.875% due 10/01/2018		500	535
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,330
Griffon Corp.
7.125% due 04/01/2018		$125	124
Grifols, Inc.
8.250% due 02/01/2018		1,125	1,187
Grohe Holding GmbH
5.426% due 09/15/2017	EUR	400	461
HCA, Inc.
6.500% due 02/15/2020		$15,850	16,484
7.500% due 02/15/2022		1,000	1,025
Headwaters, Inc.
7.625% due 04/01/2019		1,000	890
HeidelbergCement Finance BV
6.750% due 12/15/2015 (g)	EUR	6,000	8,154
7.500% due 10/31/2014		2,000	2,763
7.500% due 04/03/2020		3,000	3,708
8.500% due 10/31/2019		5,000	6,455
IASIS Healthcare LLC
8.375% due 05/15/2019		$350	307
Inergy LP
7.000% due 10/01/2018		1,000	1,020
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,017
inVentiv Health, Inc.
10.000% due 08/15/2018		250	230
Jaguar Holding Co. II
9.500% due 12/01/2019		500	528
Jaguar Land Rover PLC
7.750% due 05/15/2018 (g)		500	479
8.125% due 05/15/2021		500	473
JMC Steel Group
8.250% due 03/15/2018		100	98
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	5,566
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	426
Lyondell Chemical Co.
8.000% due 11/01/2017		4,073	4,470
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	926
McClatchy Co.
11.500% due 02/15/2017		450	438
Mueller Water Products, Inc.
8.750% due 09/01/2020		750	818
NFR Energy LLC
9.750% due 02/15/2017		500	453
Northwest Airlines Pass-Through Trust
1.229% due 11/20/2015		11,943	10,868
Novasep Holding SAS
9.750% due 12/15/2016 ^		1,000	480
NXP BV
3.153% due 10/15/2013		2,944	2,955
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		16,660	17,243
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		500	495
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		712	716
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		600	599
Peabody Energy Corp.
6.250% due 11/15/2021		500	520
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		400	404
Pernod-Ricard S.A.
5.750% due 04/07/2021		13,000	14,688
PHH Corp.
9.250% due 03/01/2016		1,000	955
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		500	473
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		1,000	967
Plains Exploration & Production Co.
7.625% due 04/01/2020		1,400	1,522
Ply Gem Industries, Inc.
8.250% due 02/15/2018		125	110
Pride International, Inc.
6.875% due 08/15/2020		600	704
Punch Taverns Finance Ltd.
7.369% due 06/30/2022	GBP	5,660	6,988

Punch Taverns Finance PLC
5.883% due 10/15/2026		7,661	8,090
Quicksilver Resources, Inc.
9.125% due 08/15/2019		$1,000	1,065
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		150	158
9.250% due 05/15/2018		1,500	1,444
Roofing Supply Group LLC
8.625% due 12/01/2017		472	484
Ryland Group, Inc.
5.375% due 01/15/2015		8,000	7,920
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	997
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,030
Seagate HDD Cayman
7.750% due 12/15/2018		500	534
Sealed Air Corp.
8.125% due 09/15/2019		250	275
Seneca Gaming Corp.
8.250% due 12/01/2018		600	590
SM Energy Co.
6.500% due 11/15/2021		1,000	1,035
Sonat, Inc.
7.000% due 02/01/2018		500	523
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		500	549
Speedway Motorsports, Inc.
6.750% due 02/01/2019		1,000	1,015
Spirit Issuer PLC
2.158% due 12/28/2031	GBP	750	882
6.582% due 12/28/2027		1,374	1,664
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,032
SunGard Data Systems, Inc.
7.375% due 11/15/2018		325	334
7.625% due 11/15/2020		225	232
Syniverse Holdings, Inc.
9.125% due 01/15/2019		500	530
Tenet Healthcare Corp.
8.000% due 08/01/2020		500	503
8.875% due 07/01/2019		2,500	2,819
Thermon Industries, Inc.
9.500% due 05/01/2017		410	444
Times Square Hotel Trust
8.528% due 08/01/2026		2,101	2,249
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	16,734
Tomkins LLC
9.000% due 10/01/2018		900	1,002
Tyson Foods, Inc.
6.850% due 04/01/2016		10,000	11,025
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,500	1,425
UAL Pass-Through Trust
9.750% due 07/15/2018		5,852	6,320
10.400% due 05/01/2018		56,629	62,643
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,000	3,378
Universal Health Services, Inc.
7.000% due 10/01/2018		$825	860
Univision Communications, Inc.
6.875% due 05/15/2019		700	679
7.875% due 11/01/2020		175	179
8.500% due 05/15/2021		150	137
Valeant Pharmaceuticals International
6.750% due 10/01/2017		100	100
6.875% due 12/01/2018		375	376
7.000% due 10/01/2020		500	496
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		1,000	997
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	385
VWR Funding, Inc.
10.250% due 07/15/2015		1,500	1,556
Warner Chilcott Corp.
7.750% due 09/15/2018		1,250	1,283
Windstream Corp.
8.125% due 09/01/2018		500	538
WMG Acquisition Corp.
9.500% due 06/15/2016		500	545

Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,034

			553,995

UTILITIES 1.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		10,400	10,400
AES Corp.
7.375% due 07/01/2021		350	379
8.000% due 10/15/2017		325	359
9.750% due 04/15/2016		1,500	1,725
AES Ironwood LLC
8.857% due 11/30/2025		888	902
Calpine Corp.
7.875% due 07/31/2020		3,000	3,247
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,034
Embarq Corp.
7.082% due 06/01/2016		4,000	4,341
Energy Future Holdings Corp.
9.750% due 10/15/2019		100	100
10.000% due 01/15/2020		3,000	3,164
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		944	949
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		800	708
Frontier Communications Corp.
7.125% due 03/15/2019		1,200	1,176
GenOn Energy, Inc.
9.500% due 10/15/2018		1,000	1,017
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,015
Linn Energy LLC
7.750% due 02/01/2021		1,000	1,045
Midwest Generation LLC
8.560% due 01/02/2016		1,102	1,113
NGPL PipeCo LLC
6.514% due 12/15/2012		813	821
7.768% due 12/15/2037		1,000	909
NRG Energy, Inc.
7.375% due 01/15/2017		10,377	10,792
7.875% due 05/15/2021		1,000	980
8.250% due 09/01/2020		3,300	3,333
NSG Holdings LLC
7.750% due 12/15/2025		167	172
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,082
Qwest Corp.
7.500% due 06/15/2023		2,000	2,010
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,221
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	3,556
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,120	1,182
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	5,000	59
1.500% due 05/30/2014		16,000	175
1.850% due 07/28/2014		16,000	174
4.500% due 03/24/2014	EUR	2,250	2,566

			63,706

Total Corporate Bonds & Notes (Cost $1,584,918)			1,567,429

CONVERTIBLE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
SL Green Operating Partnership LP
3.000% due 10/15/2017		$25,000	25,906

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066 (g)		700	718

Total Convertible Bonds & Notes (Cost $25,682)			26,624

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	9,775
6.918% due 04/01/2040		7,000	8,950

7.043% due 04/01/2050	2,340	3,081
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	8,924
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	300	336
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	5,000	6,445

		37,511

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	5,500	7,535

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	5,500	6,345
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	2,000	2,326

		8,671

OHIO 0.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	1,500	1,627

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,253
6.693% due 07/01/2041	1,000	1,285

		2,538

Total Municipal Bonds & Notes (Cost $45,744)		57,882

U.S. GOVERNMENT AGENCIES 44.8%
Fannie Mae
0.317% due 12/25/2036	269	257
0.414% due 03/25/2034	74	74
0.444% due 08/25/2034 (g)	30	29
0.514% due 09/25/2031	2,757	2,497
0.644% due 11/25/2032 - 03/25/2044	47	46
0.685% due 04/18/2028 - 09/18/2031	20	20
0.694% due 06/25/2029 - 08/25/2036	92	91
0.713% due 11/25/2021	12	12
0.763% due 07/25/2021	17	17
1.013% due 08/25/2022	10	10
1.113% due 05/25/2022	8	8
1.163% due 05/25/2018 - 10/25/2020	40	41
1.213% due 04/25/2021 - 10/25/2021	58	59
1.290% due 03/25/2022 - 04/25/2023	28	28
1.340% due 09/25/2022	8	8
1.390% due 01/25/2022	44	45
1.418% due 10/01/2044	13	13
1.465% due 11/01/2028 (g)	673	694
1.513% due 01/25/2024	30	30
1.613% due 11/25/2021	38	38
1.618% due 10/01/2040 (g)	122	124
1.718% due 09/25/2022	9	9
1.945% due 02/01/2032 (g)	69	69
1.954% due 08/01/2033 (g)	167	174
1.965% due 12/01/2035	23	24
2.010% due 12/01/2034 (g)	227	234
2.025% due 11/01/2033	14	15
2.035% due 11/01/2033 (g)	106	111
2.045% due 01/01/2018 (g)	41	43
2.078% due 07/01/2019 (g)	65	68
2.158% due 12/01/2035	7	7
2.181% due 06/01/2025	3	3
2.212% due 09/01/2033 (g)	37	39
2.250% due 07/01/2032 (g)	100	101
2.253% due 09/01/2035 (g)	37	39
2.315% due 07/01/2032 (g)	37	38
2.326% due 07/01/2032 (g)	532	545
2.339% due 10/01/2032 (g)	35	37
2.340% due 07/01/2025	2	2
2.340% due 12/01/2032 (g)	35	35
2.355% due 08/01/2032 (g)	29	31
2.375% due 09/01/2024 - 02/01/2032 (g)	315	324
2.376% due 10/01/2025 (g)	67	70
2.376% due 04/01/2033	8	9
2.393% due 03/01/2033 (g)	303	319
2.395% due 09/01/2031 (g)	119	121
2.400% due 02/01/2032	19	20

2.410% due 10/01/2034 (g)	211	222
2.416% due 12/01/2033 (g)	95	98
2.438% due 10/01/2035 (g)	416	442
2.440% due 05/01/2024 (g)	45	45
2.450% due 05/01/2024 (g)	103	103
2.482% due 04/01/2032 (g)	74	78
2.500% due 08/01/2032	18	19
2.507% due 04/01/2024	14	14
2.540% due 06/01/2019	14	14
2.545% due 03/01/2034 (g)	37	39
2.560% due 04/01/2017	3	4
2.566% due 07/01/2017 - 11/01/2020	45	46
2.566% due 07/01/2018 - 11/01/2020 (g)	83	84
2.575% due 05/01/2018	13	13
2.600% due 09/01/2017	9	9
2.600% due 03/01/2033 (g)	59	60
2.606% due 07/01/2036 (g)	66	70
2.607% due 03/01/2020	9	9
2.625% due 08/01/2018 (g)	30	30
2.625% due 12/01/2020	8	8
2.675% due 01/01/2035 (g)	238	242
2.715% due 01/01/2018	6	6
2.722% due 10/01/2025	4	4
2.734% due 11/01/2029 (g)	45	47
2.735% due 06/01/2032 (g)	338	355
2.764% due 05/01/2018 (g)	28	29
2.859% due 08/01/2017	14	15
2.875% due 09/01/2024 (g)	50	53
2.906% due 03/01/2036 (g)	151	155
2.923% due 04/01/2028	17	18
2.952% due 07/01/2017	3	3
2.961% due 11/01/2018	0	0
3.008% due 09/01/2017	12	12
3.045% due 01/01/2019	8	8
3.109% due 08/01/2017	12	13
3.130% due 07/01/2018	4	5
3.235% due 03/01/2016	3	3
3.240% due 09/01/2030 (g)	56	60
3.250% due 11/01/2016	4	4
3.351% due 05/01/2019	7	8
3.359% due 05/01/2028	6	6
3.375% due 09/01/2016 - 09/01/2017	28	28
3.422% due 01/01/2029 (g)	134	137
3.500% due 06/01/2017 - 09/01/2026	71,000	74,335
3.500% due 07/01/2040 - 10/01/2041 (g)	217,336	223,778
3.503% due 01/01/2018	5	5
3.529% due 02/01/2028	3	3
3.538% due 01/01/2028	3	3
3.573% due 08/01/2026	13	14
3.588% due 12/01/2027	5	5
3.610% due 07/01/2026	10	10
3.752% due 09/01/2024	6	6
3.840% due 08/01/2021 (g)	19,934	21,536
3.875% due 01/01/2027	11	11
4.000% due 03/01/2034 - 01/01/2041	80	84
4.000% due 05/01/2035 - 10/01/2041 (g)	1,257,440	1,322,597
4.134% due 12/01/2027	22	24
4.161% due 03/01/2036 (g)	54	57
4.500% due 11/01/2023 - 10/01/2041 (g)	709,858	759,040
4.500% due 09/01/2033 - 04/01/2041	30,779	33,405
4.975% due 09/01/2022 (g)	27	27
5.000% due 01/01/2016 - 06/25/2043 (g)	155	166
5.000% due 08/25/2033	304	345
5.020% due 06/01/2033 (g)	10,590	11,809
5.160% due 09/01/2018	16	18
5.306% due 10/01/2033	6	6
5.500% due 05/01/2023 - 07/01/2041	19,077	21,825
5.500% due 08/01/2023 - 06/01/2048 (g)	186,715	205,737
5.776% due 12/25/2036 - 02/25/2037 (a)	10,937	1,678
5.806% due 04/25/2037 (a)	7,214	1,097
5.856% due 08/25/2035 (a)	13,080	1,981
5.918% due 04/01/2027 (g)	125	125
6.000% due 06/25/2029 - 05/25/2031	6,745	7,592
6.000% due 09/25/2031 - 09/01/2037 (g)	12,642	14,138
6.016% due 10/01/2036 (g)	35	38
6.056% due 01/25/2040 (a)	26,026	4,449
6.146% due 04/25/2037 (a)	14,841	2,382
6.156% due 12/25/2037 - 10/25/2039 (a)	54,612	8,047
6.206% due 02/25/2037 (a)	11,696	1,738
6.256% due 10/25/2036 (a)	17,532	2,615
6.290% due 02/25/2029 (g)	3,350	3,725
6.500% due 06/25/2028 - 02/01/2036 (g)	875	976
6.500% due 10/25/2031 - 02/25/2033	383	441
6.850% due 12/18/2027 (g)	29	34
6.900% due 05/25/2023	107	122
7.000% due 07/25/2022 - 12/25/2023	178	204

7.000% due 06/25/2032 - 08/01/2036 (g)	867	987
7.134% due 06/25/2042 (g)	57	66
7.500% due 07/25/2022 - 12/25/2030	173	194
7.500% due 06/25/2042 (g)	77	86
7.660% due 05/01/2015 (g)	877	892
7.752% due 01/17/2040	1,278	1,340
8.000% due 07/25/2022	27	31
8.600% due 08/25/2019 (g)	186	210
18.963% due 04/25/2023 (a)	134	64
Freddie Mac
0.478% due 03/15/2031	378	378
0.554% due 08/25/2031	36	35
0.685% due 01/25/2021 (a)	113,435	4,730
1.609% due 07/25/2044	30	31
1.903% due 10/15/2023	484	493
2.000% due 04/01/2017 (g)	221	231
2.102% due 05/01/2035 (g)	136	143
2.126% due 08/01/2034	3	3
2.220% due 02/01/2033	4	4
2.225% due 06/01/2033 (g)	33	33
2.275% due 04/01/2036 (g)	27	28
2.349% due 10/01/2032 (g)	73	76
2.352% due 05/01/2029 (g)	112	119
2.355% due 09/01/2031 (g)	267	269
2.363% due 09/01/2034 (g)	172	181
2.369% due 08/01/2024	19	20
2.375% due 07/01/2017 - 09/01/2032 (g)	221	229
2.376% due 01/01/2033	23	24
2.383% due 01/01/2035 (g)	233	245
2.387% due 07/01/2034 (g)	226	238
2.403% due 09/01/2023	22	22
2.409% due 09/01/2033 (g)	302	318
2.428% due 02/01/2026 (g)	55	58
2.450% due 09/01/2036	5	5
2.456% due 01/01/2033 (g)	25	26
2.460% due 07/01/2033 (g)	38	40
2.465% due 09/01/2033	17	17
2.473% due 05/01/2033 (g)	52	55
2.480% due 11/01/2036	7	8
2.483% due 04/01/2033	4	5
2.486% due 10/01/2026	3	3
2.500% due 10/01/2024 (g)	45	46
2.505% due 12/01/2034 (g)	48	50
2.510% due 07/01/2025 (g)	79	80
2.514% due 08/01/2036	8	9
2.515% due 08/01/2034 (g)	253	257
2.550% due 01/01/2035 (g)	177	186
2.553% due 09/01/2024 (g)	28	30
2.554% due 03/01/2032 (g)	547	580
2.566% due 06/01/2019	22	23
2.589% due 11/01/2029 (g)	420	446
2.593% due 03/01/2031 (g)	92	97
2.609% due 02/01/2036 (g)	60	64
2.625% due 01/01/2020	19	19
2.637% due 07/01/2024	14	15
2.640% due 04/01/2036 (g)	45	48
2.665% due 10/01/2035 (g)	280	282
2.723% due 08/01/2035	14	15
2.736% due 12/01/2033 (g)	281	296
2.741% due 07/01/2033 (g)	159	169
2.791% due 11/01/2017	14	14
2.907% due 05/01/2019	5	5
3.057% due 11/01/2035 (g)	210	221
3.163% due 02/01/2018 (g)	27	28
3.305% due 06/01/2019 (g)	41	42
3.361% due 06/01/2037	5	5
3.448% due 02/01/2015 (g)	41	41
3.615% due 06/25/2046 (a)	3,500	737
3.634% due 05/01/2019 (g)	261	262
3.677% due 03/01/2025	2	2
4.000% due 04/15/2019 (g)	200	218
4.205% due 03/01/2025 (g)	46	47
4.867% due 09/01/2018	14	14
5.000% due 02/15/2024 (g)	34	36
5.104% due 09/01/2037 (g)	31	33
5.370% due 09/01/2037	12	13
5.500% due 08/15/2036 - 06/15/2041 (g)	87,215	101,238
5.500% due 07/15/2037	5,097	5,987
5.507% due 05/01/2037 (g)	28	29
5.625% due 07/01/2037 - 02/01/2038 (g)	5,520	6,016
5.634% due 08/01/2037	10	11
5.672% due 11/15/2037 (a)	47,287	6,521
5.678% due 12/01/2037	17	18
5.712% due 09/01/2037	13	14
5.772% due 08/15/2037 (a)	6,895	1,054
5.803% due 09/01/2037 (g)	25	26

5.844% due 01/01/2037 (g)	594	623
5.985% due 08/01/2037	0	0
6.000% due 03/15/2017 - 04/15/2031	9,716	10,492
6.000% due 08/15/2018 - 02/15/2032 (g)	7,111	7,883
6.156% due 02/01/2037	11	12
6.172% due 06/15/2039 (a)	9,184	1,336
6.272% due 09/15/2036 (a)	22,137	3,842
6.372% due 05/15/2036 (a)	13,632	2,209
6.422% due 04/15/2026 - 03/15/2036 (a)	16,648	2,463
6.500% due 11/15/2021 (g)	43	47
6.500% due 11/25/2023 - 04/15/2029	1,195	1,357
6.750% due 01/15/2024	30	31
6.822% due 06/15/2032 (a)	16,621	2,028
6.922% due 07/15/2034 (a)	4,484	659
7.000% due 10/15/2013 - 09/15/2023	480	548
7.000% due 05/15/2021 - 12/01/2047 (g)	2,623	2,991
7.250% due 09/15/2030 (g)	83	96
7.425% due 09/01/2037 (g)	194	206
7.500% due 06/01/2014 - 11/15/2021 (g)	296	324
7.500% due 01/15/2023 - 09/15/2030	553	651
8.500% due 06/15/2031	472	557
8.895% due 05/15/2023	41	48
9.000% due 09/15/2020 - 02/15/2021 (g)	221	245
15.543% due 02/15/2032 (g)	115	148
18.987% due 02/15/2024	26	42
19.183% due 02/15/2024	66	103
19.597% due 11/15/2023	65	102
20.206% due 10/15/2031 (g)	293	413
Ginnie Mae
1.625% due 10/20/2029 (g)	124	128
1.750% due 01/20/2032 - 03/20/2032 (g)	278	287
1.750% due 01/20/2035	8	9
1.794% due 03/16/2051 (a)	49,371	3,776
2.000% due 08/20/2027 - 12/20/2033	22	22
2.000% due 10/20/2030 - 10/20/2032 (g)	160	166
2.125% due 10/20/2025 - 08/20/2033	45	47
2.250% due 02/20/2029 (g)	37	38
2.375% due 06/20/2022 - 05/20/2029	78	80
2.375% due 04/20/2032 - 06/20/2032 (g)	265	274
4.000% due 10/15/2039 - 09/15/2040	348	373
5.500% due 04/20/2037	65	80
5.625% due 07/20/2037 - 06/20/2038	5,791	6,508
6.100% due 06/15/2028 - 03/15/2029	1,655	1,888
6.490% due 01/15/2028 - 01/15/2029	1,414	1,612
27.178% due 03/20/2031 (g)	989	1,687
Small Business Administration
4.628% due 03/10/2013	202	209
5.370% due 04/01/2028	1,348	1,503
7.100% due 02/01/2017	32	35
7.190% due 12/01/2019	339	379
7.590% due 01/01/2020	173	195
Vendee Mortgage Trust
6.500% due 09/15/2024	204	237

Total U.S. Government Agencies (Cost $2,847,902)		2,931,744

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Inflation Protected Securities
2.125% due 02/15/2040 (d)(f)(h)	10,527	14,130
U.S. Treasury Notes
1.375% due 11/30/2018 (f)(h)	888,050	891,241

Total U.S. Treasury Obligations (Cost $900,537)		905,371

MORTGAGE-BACKED SECURITIES 35.7%
Adjustable Rate Mortgage Trust
0.544% due 03/25/2036	1,945	846
2.756% due 01/25/2036	2,143	1,394
2.766% due 05/25/2035	401	386
5.178% due 01/25/2036	1,218	893
5.188% due 11/25/2035	1,353	906
5.293% due 11/25/2035	1,387	1,079
American General Mortgage Loan Trust
5.150% due 03/25/2058	604	619
American Home Mortgage Assets
0.504% due 10/25/2046	708	287
1.168% due 09/25/2046	1,347	607
American Home Mortgage Investment Trust
0.594% due 11/25/2045	842	439
0.594% due 05/25/2047	5,600	2,082
2.120% due 10/25/2034	5,012	3,399
2.294% due 02/25/2045	23,880	17,666
2.370% due 11/25/2045	55,434	37,408
2.434% due 10/25/2034	1,132	963
2.620% due 02/25/2045	20	18

2.801% due 06/25/2045		3,648	3,156
ASG Resecuritization Trust
5.087% due 03/26/2037		727	719
Asti Finance SRL
2.302% due 05/27/2050	EUR	23,366	24,988
Banc of America Alternative Loan Trust
0.694% due 06/25/2046		$37	19
4.750% due 02/25/2019		71	73
5.500% due 07/25/2020		242	227
5.500% due 12/25/2035		586	460
5.750% due 04/25/2034		2,279	2,397
6.000% due 03/25/2021		114	105
6.000% due 11/25/2034		124	122
6.000% due 12/25/2034		119	117
6.000% due 08/25/2035		4,287	3,328
6.000% due 06/25/2046		5,117	4,308
6.070% due 11/25/2021		1,294	1,182
Banc of America Funding Corp.
0.757% due 07/26/2036		3,403	3,352
0.794% due 07/25/2036		317	280
2.675% due 03/20/2035		1,969	1,745
2.695% due 05/25/2035		110	26
2.706% due 06/20/2035		134	62
2.735% due 12/20/2034		1,174	698
2.794% due 09/20/2035		567	278
2.850% due 05/20/2034		1,598	1,368
4.190% due 01/26/2037		97	95
5.085% due 09/20/2035		162	129
5.500% due 09/25/2034		824	822
5.500% due 09/25/2035		3,327	3,267
5.500% due 03/25/2036		945	868
5.544% due 05/20/2036		1,410	1,226
5.628% due 03/20/2036		321	235
5.743% due 01/20/2047		707	449
5.750% due 10/25/2035		143	142
5.750% due 03/25/2036		1,545	1,493
5.888% due 04/25/2037		700	474
5.946% due 10/20/2046		1,279	657
6.000% due 09/25/2036		17,416	14,574
6.000% due 08/25/2037		1,206	1,039
Banc of America Large Loan, Inc.
0.588% due 03/15/2022		5,000	4,770
2.028% due 11/15/2015		64,007	57,969
Banc of America Mortgage Securities, Inc.
2.699% due 08/25/2033		117	98
2.725% due 08/25/2034		1,415	1,244
2.732% due 11/25/2035		2,329	1,688
2.740% due 10/25/2035		141	106
2.746% due 03/25/2034		58	53
2.746% due 04/25/2034		108	90
2.747% due 12/25/2033		564	478
2.747% due 10/25/2034		1,330	1,162
2.748% due 05/25/2034		261	213
2.758% due 09/25/2034		864	734
2.762% due 11/25/2035		310	266
2.764% due 09/25/2035		1,530	1,145
2.826% due 08/25/2034		1,088	892
2.841% due 02/25/2034		4,486	3,686
2.843% due 06/25/2035		733	578
2.849% due 12/25/2033		321	301
2.856% due 01/25/2036		1,176	825
2.863% due 04/25/2033		315	291
2.863% due 04/25/2035		2,734	2,098
2.871% due 07/25/2035		312	237
2.872% due 05/25/2035		1,356	1,160
2.875% due 02/25/2035		1,595	1,353
2.879% due 05/25/2033		14	11
2.881% due 05/25/2034		3,000	2,536
2.894% due 03/25/2033		945	862
2.898% due 01/25/2034		1,267	1,146
2.979% due 02/25/2033		182	147
3.434% due 07/20/2032		164	147
5.000% due 08/25/2019		414	419
5.011% due 11/25/2034		421	355
5.103% due 09/25/2035		932	873
5.166% due 02/25/2035		2,250	1,905
5.250% due 07/25/2035		350	312
5.251% due 12/25/2034		991	894
5.295% due 06/25/2035		4,881	4,280
5.500% due 09/25/2035		3,617	3,417
5.500% due 10/25/2035		2,214	2,059
6.000% due 09/25/2037		1,769	1,530
6.500% due 09/25/2033		92	97
Banc of America Re-REMIC Trust
2.146% due 08/17/2038		3,600	3,533

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.605% due 04/10/2049		4,000	4,379
6.186% due 06/11/2035		29	29
Bancaja Fondo de Titulizacion de Activos
1.585% due 05/22/2050	EUR	7,937	7,409
BCAP LLC Trust
0.794% due 10/26/2033		$289	265
2.154% due 05/26/2036		2,362	2,277
2.576% due 10/26/2035		33,292	27,799
2.656% due 02/26/2036		295	249
2.697% due 03/26/2035		68	12
2.710% due 03/26/2035		683	674
2.739% due 11/26/2035		2,103	946
4.000% due 08/26/2022		284	282
4.913% due 11/27/2037		34,456	30,605
5.250% due 02/26/2036		4,623	4,634
5.250% due 04/26/2037		9,193	8,366
5.322% due 08/26/2035		3,084	2,887
5.500% due 12/26/2035		4,280	4,345
9.965% due 08/26/2022		189	128
22.538% due 06/26/2035		135	69
32.659% due 10/26/2033		19	21
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		62	53
2.267% due 02/25/2036		579	369
2.400% due 10/25/2035		2,234	1,753
2.447% due 04/25/2034		2,615	2,238
2.520% due 02/25/2036		675	565
2.569% due 07/25/2034		1,164	923
2.595% due 08/25/2033		198	187
2.697% due 01/25/2035		116	96
2.704% due 11/25/2034		2,793	2,433
2.706% due 10/25/2035		524	517
2.725% due 04/25/2034		1,556	1,349
2.727% due 03/25/2035		3,861	2,989
2.779% due 01/25/2035		5,332	4,325
2.783% due 10/25/2034		1,072	751
2.795% due 04/25/2034		3,475	2,548
2.815% due 01/25/2035		230	192
2.905% due 01/25/2035		1,227	943
3.118% due 07/25/2034		6	5
3.207% due 11/25/2034		724	678
4.838% due 07/25/2034		2,768	2,600
5.131% due 05/25/2047		1,465	896
5.175% due 08/25/2035		2,806	2,138
5.228% due 03/25/2035		4,641	4,097
5.393% due 11/25/2034		201	175
5.579% due 04/25/2033		624	586
5.653% due 02/25/2036		1,956	1,091
Bear Stearns Alt-A Trust
0.454% due 06/25/2046 ^		2,227	765
0.934% due 04/25/2034		627	457
1.034% due 11/25/2034		259	226
2.367% due 09/25/2034		154	109
2.427% due 01/25/2035		340	248
2.476% due 04/25/2035		615	420
2.510% due 04/25/2035		2,252	1,401
2.517% due 01/25/2036		3,390	1,646
2.520% due 06/25/2034		3,605	2,973
2.592% due 05/25/2035		430	337
2.772% due 09/25/2035		3,134	1,987
2.774% due 03/25/2036		338	162
2.839% due 02/25/2034		474	409
2.842% due 01/25/2035		886	621
4.390% due 01/25/2047		2,077	917
5.090% due 09/25/2047		659	273
5.517% due 05/25/2036 ^		41	18
5.719% due 08/25/2036		9,337	4,953
5.753% due 01/25/2034		441	420
Bear Stearns Commercial Mortgage Securities
0.468% due 03/15/2022		20,000	18,544
0.928% due 03/15/2022		6,000	5,472
5.628% due 03/13/2040		3,989	3,554
6.000% due 07/15/2031		3,242	3,220
7.000% due 05/20/2030		17,886	20,044
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		777	457
3.618% due 12/26/2046		422	251
Carey Commercial Mortgage Trust
8.430% due 09/20/2019		1,283	1,285
CC Mortgage Funding Corp.
0.424% due 05/25/2048		1,709	756
0.474% due 05/25/2036		986	546
CFCRE Commercial Mortgage Trust
1.498% due 04/15/2044 (a)		75,517	4,877

Chase Mortgage Finance Corp.
2.498% due 03/25/2037	6,892	4,851
2.732% due 02/25/2037	687	623
2.770% due 07/25/2037	35	35
2.781% due 07/25/2037	351	329
5.000% due 11/25/2033	123	125
5.341% due 12/25/2035	3,487	3,157
5.357% due 01/25/2036	2,529	2,034
5.720% due 03/25/2037	803	635
5.806% due 09/25/2036	10	8
5.838% due 12/25/2037	2,761	2,226
5.890% due 09/25/2036	91	78
6.000% due 10/25/2036	739	705
6.000% due 12/25/2036	598	575
6.000% due 02/25/2037	7,000	5,361
6.000% due 03/25/2037	3,600	2,844
6.000% due 05/25/2037	2,485	2,071
6.250% due 10/25/2036	18,617	15,935
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021	518	513
5.500% due 12/25/2021	880	859
5.500% due 06/25/2037	3,681	3,535
5.500% due 07/25/2037	4,434	3,852
5.750% due 06/25/2036	712	628
5.750% due 01/25/2037	636	620
6.000% due 02/25/2036	103	92
Citigroup Commercial Mortgage Trust
0.856% due 08/15/2021	2,000	1,601
Citigroup Mortgage Loan Trust, Inc.
2.527% due 07/25/2046 ^	1,068	634
2.530% due 03/25/2036	3,522	2,731
2.660% due 05/25/2035	480	413
2.700% due 08/25/2035	1,065	944
2.726% due 03/25/2034	1,385	1,198
2.726% due 09/25/2037	3,800	1,426
2.730% due 07/25/2036	291	288
2.773% due 05/25/2035	697	541
2.801% due 09/25/2034	6,998	6,444
2.809% due 03/25/2036	7,165	5,307
3.048% due 02/25/2034	111	96
5.143% due 09/25/2035	2,800	2,049
5.260% due 11/25/2036	3,463	2,172
5.278% due 06/25/2037	1,156	1,157
5.500% due 12/25/2020	644	573
6.000% due 02/25/2037	1,177	1,224
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,178	2,207
Citimortgage Alternative Loan Trust
5.500% due 11/25/2021	1,472	1,331
5.750% due 12/25/2036	1,775	1,217
5.750% due 03/25/2037 ^	3,044	2,011
6.000% due 07/25/2036	1,716	1,239
6.000% due 10/25/2037	15,250	11,467
Commercial Mortgage Pass-Through Certificates
0.105% due 07/10/2046 (a)	174,038	4,603
0.463% due 12/10/2046 (a)	332,611	3,165
2.467% due 07/10/2046 (a)	19,483	1,871
3.376% due 06/09/2028	20,000	20,353
6.554% due 07/16/2034	2,000	2,186
Countrywide Alternative Loan Trust
0.454% due 02/25/2047	1,721	972
0.464% due 01/25/2037	505	252
0.474% due 06/25/2047	13,169	6,598
0.484% due 09/25/2046	12,464	5,691
0.495% due 05/20/2046	1,816	831
0.495% due 07/20/2046	1,167	400
0.554% due 07/25/2035	87	46
0.565% due 09/20/2046	600	42
0.574% due 12/25/2035	511	306
0.587% due 11/20/2035	19,179	9,739
0.604% due 08/25/2035	4,324	1,742
0.604% due 10/25/2035	235	122
0.605% due 11/20/2035	342	174
0.624% due 10/25/2035	898	423
0.644% due 09/25/2034	1,992	1,730
0.644% due 09/25/2035	1,031	492
0.694% due 03/25/2034	25	24
0.744% due 09/25/2035	396	259
0.844% due 04/25/2033	97	95
1.094% due 01/25/2036	2,806	1,838
1.308% due 08/25/2035	485	223
1.518% due 07/20/2035	165	88
1.853% due 06/25/2035	234	134
2.761% due 12/25/2035	3,229	1,932
2.889% due 06/25/2037	522	304
4.796% due 02/25/2037	5,171	2,992

5.000% due 04/25/2020	84	80
5.000% due 08/25/2035	5,734	4,654
5.250% due 02/25/2021 ^	1,403	1,286
5.500% due 08/25/2034	662	662
5.500% due 05/25/2035	2,700	2,599
5.500% due 06/25/2035	2,622	2,435
5.500% due 07/25/2035	429	389
5.500% due 11/25/2035	38,952	29,541
5.500% due 02/25/2036	2,596	1,773
5.544% due 03/25/2047	602	570
5.570% due 08/25/2036	1,887	1,128
5.750% due 07/25/2037 ^	1,241	867
5.750% due 04/25/2047 ^	1,464	858
6.000% due 12/25/2033	83	86
6.000% due 02/25/2034	6	6
6.000% due 04/25/2036	50,288	30,413
6.000% due 02/25/2037	9,369	6,003
6.000% due 04/25/2037	11,246	7,545
6.000% due 06/25/2037 ^	791	498
6.250% due 12/25/2036	9,245	5,887
6.250% due 08/25/2037 ^	1,681	998
6.500% due 06/25/2036	1,182	622
6.500% due 09/25/2036	5,753	3,789
7.000% due 08/25/2034	491	496
7.250% due 08/25/2032	559	585
7.500% due 12/25/2034	216	168
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035	714	409
0.564% due 03/25/2035	1,407	1,085
0.564% due 04/25/2035	9	5
0.594% due 03/25/2035	229	130
0.614% due 03/25/2035	233	108
0.664% due 02/25/2035	226	114
0.674% due 09/25/2034	270	141
2.255% due 07/25/2034	923	804
2.332% due 09/25/2034	709	401
2.595% due 02/20/2036	14,525	9,911
2.616% due 06/20/2034	5,699	4,830
2.667% due 02/19/2034	394	335
2.677% due 07/19/2033	1,479	1,258
2.684% due 02/20/2036	342	202
2.716% due 11/20/2034	1,095	818
2.745% due 02/20/2035	10,177	7,838
2.746% due 06/25/2033	386	339
2.774% due 02/25/2034	161	131
2.791% due 05/20/2035	6,268	4,040
2.795% due 08/25/2034	295	210
2.797% due 05/25/2034	583	457
2.800% due 05/20/2034	368	306
2.803% due 05/19/2033	493	430
2.819% due 02/25/2034	749	587
2.929% due 12/25/2033	515	459
2.977% due 03/25/2035	226	128
3.111% due 02/25/2034	94	77
3.714% due 02/25/2047	313	148
4.584% due 12/19/2033	395	377
4.914% due 03/25/2035	2,524	1,823
5.000% due 04/25/2035	4,417	4,140
5.084% due 04/25/2035	642	499
5.206% due 10/20/2035	4,908	3,345
5.250% due 12/25/2027	3,600	3,208
5.250% due 07/25/2034	2,282	2,100
5.500% due 04/25/2035	208	187
5.500% due 08/25/2035	14,693	13,017
5.500% due 09/25/2035	11,371	9,364
5.500% due 10/25/2035	765	680
5.500% due 11/25/2035	528	457
5.500% due 01/25/2036	402	386
5.500% due 04/20/2036	2,115	1,310
5.593% due 09/25/2047	337	203
5.750% due 08/25/2034	1,756	1,618
5.750% due 02/25/2036	4,339	3,551
5.750% due 02/25/2037	481	390
5.750% due 05/25/2037	2,717	2,187
5.750% due 07/25/2037	5,330	4,504
5.850% due 05/25/2036	10,982	8,190
6.000% due 12/25/2035	115	98
6.000% due 05/25/2036	8,532	6,814
6.000% due 03/25/2037	6,590	5,176
6.000% due 04/25/2037	1,920	1,573
6.000% due 05/25/2037	18,487	14,559
6.000% due 07/25/2037	4,513	3,374
6.000% due 08/25/2037	7,000	5,668
6.000% due 10/25/2037	886	812
6.250% due 09/25/2036	1,964	1,592
6.250% due 10/25/2036	629	526

6.250% due 09/25/2037		3,446	2,943
6.500% due 05/25/2037		141	110
6.500% due 10/25/2037		21,651	16,982
Credit Suisse First Boston Mortgage Securities Corp.
0.944% due 11/25/2031		388	314
0.994% due 11/25/2035		4,370	2,686
2.250% due 10/25/2033		342	293
2.431% due 07/25/2033		309	266
2.567% due 08/25/2033		1,390	1,320
2.655% due 09/25/2034		952	904
2.660% due 04/25/2034		98	82
2.759% due 03/25/2034		256	218
2.776% due 11/25/2034		249	217
5.250% due 12/25/2020		53	53
5.250% due 08/25/2035		575	553
5.250% due 09/25/2035		3,931	3,054
5.500% due 10/25/2035		1,793	1,465
5.603% due 07/15/2035		453	456
5.750% due 04/22/2033		369	373
6.000% due 11/25/2035		506	304
6.500% due 01/25/2036		992	565
Credit Suisse Mortgage Capital Certificates
0.448% due 10/15/2021		2,971	2,740
0.648% due 10/15/2021		6,000	5,199
0.678% due 10/15/2021		8,500	7,263
0.748% due 10/15/2021		135	114
3.821% due 12/27/2035		1,729	1,628
3.841% due 04/26/2037		1,575	1,582
4.770% due 08/27/2037		82	79
5.000% due 04/25/2037		7,961	7,282
5.500% due 03/25/2037		2,780	2,383
5.509% due 04/15/2047		3,000	3,305
5.728% due 05/26/2037		197	204
6.000% due 02/25/2037		1,659	1,288
6.000% due 06/25/2037		11,742	9,930
6.250% due 08/25/2036		6,953	5,629
6.500% due 07/26/2036		852	345
Credit-Based Asset Servicing & Securitization LLC
5.650% due 10/25/2036		72	72
DBUBS Mortgage Trust
1.398% due 11/10/2046 (a)		117,457	6,749
1.508% due 08/10/2044 (a)		163,406	9,134
3.642% due 08/10/2044		8,900	9,436
DECO Series
1.858% due 01/27/2018	EUR	6,135	6,784
Deutsche ALT-A Securities, Inc.
0.444% due 02/25/2047		$1,180	541
0.555% due 10/25/2035		12	10
2.751% due 10/25/2035		1,848	1,294
5.000% due 10/25/2018		408	418
Deutsche Mortgage Securities, Inc.
5.246% due 06/26/2035		2,653	2,497
Downey Savings & Loan Association Mortgage Loan Trust
0.465% due 04/19/2047		560	134
0.615% due 09/19/2045		2,299	1,195
0.685% due 11/19/2044		336	135
2.451% due 07/19/2044		62	46
2.688% due 07/19/2044		842	594
E-MAC NL BV
3.845% due 07/25/2036	EUR	1,412	1,531
European Loan Conduit
1.612% due 05/15/2019		5,819	6,148
Eurosail PLC
1.215% due 03/13/2045	GBP	9,115	11,377
1.221% due 12/15/2044		2,238	2,855
1.557% due 03/13/2045	EUR	2,241	2,759
1.597% due 03/13/2045		3,100	3,070
Extended Stay America Trust
1.165% due 01/05/2016 (a)		$164,500	1,859
3.128% due 01/05/2013 (a)		31,849	921
Fastnet Securities PLC
1.321% due 08/10/2043	EUR	36,892	28,178
First Horizon Alternative Mortgage Securities
0.664% due 02/25/2037		$751	388
2.199% due 09/25/2034		2,331	2,156
2.235% due 08/25/2034		1,321	1,062
2.257% due 03/25/2035		1,360	1,027
2.276% due 08/25/2035		5,361	3,652
2.396% due 02/25/2035		4,905	3,753
5.250% due 02/25/2021		3,036	2,709
6.000% due 07/25/2036		182	126
6.000% due 08/25/2036 ^		8,529	5,759
6.250% due 08/25/2037 ^		398	246
First Horizon Asset Securities, Inc.
2.631% due 10/25/2034		1,090	1,020
2.638% due 10/25/2035		2,032	1,477

2.656% due 05/25/2035		2,236	1,711
2.661% due 02/25/2034		278	247
2.667% due 05/25/2036		4,748	3,305
2.675% due 06/25/2034		359	343
2.726% due 06/25/2035		4,934	3,792
2.762% due 05/25/2034		220	195
3.349% due 01/25/2037		3,142	2,133
5.250% due 05/25/2021		1,537	1,440
5.355% due 02/25/2035		2,230	2,090
5.500% due 04/25/2022		784	741
5.523% due 10/25/2035		961	669
5.607% due 10/25/2034		30	30
5.615% due 05/25/2037		4,660	2,771
5.750% due 10/25/2021		688	674
5.750% due 05/25/2037		1,200	966
6.250% due 11/25/2037 ^		760	603
First Republic Mortgage Loan Trust
0.628% due 11/15/2031		43	40
0.678% due 11/15/2032		143	126
0.778% due 11/15/2030		691	609
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		424,267	2,521
GMAC Commercial Mortgage Securities, Inc.
5.360% due 04/10/2040		6,661	6,747
5.713% due 10/15/2038		276	278
GMAC Mortgage Corp. Loan Trust
2.789% due 11/19/2035		998	733
3.062% due 03/18/2035		138	112
3.137% due 05/25/2035		492	363
4.557% due 10/19/2033		31	31
4.798% due 03/18/2035		4,726	4,051
4.954% due 05/25/2035		3,167	2,840
5.073% due 11/19/2035		1,181	955
5.254% due 03/18/2035		94	87
5.268% due 11/19/2035		5,140	4,512
Great Hall Mortgages PLC
0.689% due 06/18/2039		8,662	6,873
1.549% due 03/18/2039	EUR	10,263	10,350
1.569% due 06/18/2038		787	800
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$516	474
0.474% due 01/25/2037		2,154	1,013
0.534% due 08/25/2045		853	488
0.554% due 10/25/2045		1,435	813
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033		151	120
Greenwich Capital Commercial Funding Corp.
1.421% due 10/05/2020		4,357	4,259
2.271% due 10/05/2020		5,118	4,935
GS Mortgage Securities Corp.
0.224% due 12/10/2043 (a)		35,931	518
0.690% due 12/10/2043 (a)		154,753	4,325
1.566% due 08/10/2043 (a)		166,110	14,238
2.167% due 02/10/2021 (a)		35,005	1,208
3.364% due 02/10/2021 (a)		41,136	2,369
5.329% due 03/06/2020		2,000	1,968
7.500% due 09/25/2036		1,650	1,438
7.500% due 10/25/2036		578	499
GSAA Trust
6.000% due 04/01/2034		34	34
GSR Mortgage Loan Trust
1.938% due 04/25/2032		43	36
2.680% due 09/25/2035		4,600	3,441
2.685% due 09/25/2035		299	229
2.705% due 08/25/2034		2,260	2,008
2.724% due 09/25/2035		114	96
2.730% due 07/25/2035		1,022	867
2.731% due 05/25/2035		3,811	2,577
2.739% due 04/25/2035		370	293
2.743% due 08/25/2034		208	165
2.763% due 07/25/2035		3,700	2,379
2.767% due 05/25/2035		1,481	1,112
2.772% due 08/25/2034		3,460	3,155
2.772% due 04/25/2036		293	210
2.800% due 11/25/2035		240	157
2.817% due 09/25/2034		130	112
2.853% due 01/25/2035		5,035	4,230
5.000% due 07/25/2036		2,808	2,544
5.093% due 11/25/2035		4,902	4,283
5.215% due 04/25/2035		1,158	1,044
5.250% due 07/25/2035		1,064	982
5.403% due 07/25/2035		3,971	3,110
5.499% due 03/25/2037		8,620	6,695
5.500% due 07/25/2035		819	788
5.500% due 03/25/2036		4,459	3,610
5.500% due 06/25/2036		1,753	1,506

5.500% due 01/25/2037		16,800	14,307
5.750% due 02/25/2036		3,387	3,006
5.750% due 02/25/2037		540	493
6.000% due 02/25/2021		6,493	5,621
6.000% due 06/25/2036		7,500	6,481
6.000% due 09/25/2036		6,147	5,150
6.000% due 01/25/2037		561	499
6.000% due 07/25/2037		643	554
6.500% due 10/25/2036		3,603	3,047
Harborview Mortgage Loan Trust
0.455% due 12/19/2036		427	205
0.465% due 11/19/2036		450	263
0.475% due 01/19/2038		4,092	2,379
0.495% due 11/19/2036		18,978	10,442
0.505% due 07/19/2047		1,677	997
0.525% due 01/19/2036		190	103
0.535% due 01/19/2036		211	113
0.565% due 02/19/2036		4,111	2,126
0.595% due 11/19/2035		1,002	585
0.595% due 08/19/2045		1,680	1,108
0.665% due 01/19/2035		815	360
0.685% due 11/19/2034		603	347
1.058% due 12/19/2036		1,533	701
2.047% due 11/19/2034		1,257	908
2.612% due 08/19/2034		298	253
2.679% due 06/19/2036		913	437
2.750% due 07/19/2035		4,282	3,193
2.750% due 12/19/2035		94	58
2.755% due 01/19/2035		1,533	1,099
2.755% due 12/19/2035		240	165
2.768% due 07/19/2035		5,950	3,874
5.750% due 08/19/2036 ^		3,474	1,779
HSBC Asset Loan Obligation
6.122% due 01/25/2037		2,196	1,472
Indymac IMJA Mortgage Loan Trust
6.250% due 11/25/2037		2,112	1,841
Indymac INDA Mortgage Loan Trust
2.513% due 01/25/2036		6,591	4,875
2.515% due 01/25/2036		902	681
5.142% due 11/25/2035		3,291	2,726
5.519% due 09/25/2037		18,684	11,141
5.554% due 08/25/2036		582	528
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046		2,076	1,078
0.504% due 05/25/2046		2,314	1,252
0.524% due 04/25/2035		2,842	1,606
0.534% due 06/25/2037		373	217
0.574% due 03/25/2035		4,529	2,725
0.614% due 07/25/2045		667	409
1.094% due 08/25/2034		213	127
2.442% due 08/25/2035		1,075	719
2.495% due 06/25/2035		304	196
2.516% due 04/25/2035		113	86
2.517% due 11/25/2035 ^		9,253	4,336
2.544% due 09/25/2036		918	528
2.566% due 03/25/2035		152	117
2.625% due 03/25/2035		5,185	4,445
2.653% due 01/25/2035		2,744	1,873
2.722% due 10/25/2034		941	856
2.740% due 10/25/2034		165	126
2.761% due 03/25/2035		100	84
4.604% due 06/25/2037 ^		1,083	460
4.913% due 09/25/2035		1,001	704
5.080% due 06/25/2036		488	398
5.110% due 11/25/2035		4,076	2,778
5.116% due 05/25/2036		7,512	5,501
5.358% due 12/25/2035		89	62
Intesa Sec SRL
1.754% due 08/28/2023	EUR	303	385
JLOC Ltd.
0.456% due 02/16/2016	JPY	1,250	15
JPMorgan Alternative Loan Trust
2.617% due 05/25/2036		$1,027	536
5.500% due 02/25/2021		614	544
5.550% due 10/25/2036		5,398	5,069
JPMorgan Chase Commercial Mortgage Securities Corp.
1.958% due 11/15/2043 (a)		107,872	10,383
2.171% due 06/15/2043 (a)		19,573	1,450
5.298% due 05/15/2047		2,590	2,610
5.647% due 03/18/2051		2,000	1,942
JPMorgan Mortgage Trust
2.002% due 10/25/2033		377	366
2.670% due 06/25/2035		329	243
2.704% due 08/25/2035		10,908	7,510
2.708% due 11/25/2035		1,577	1,526
2.736% due 04/25/2035		492	402

2.742% due 10/25/2035		1,025	809
2.754% due 06/25/2036		1,736	1,297
2.756% due 01/25/2037		1,463	960
2.757% due 06/25/2036		658	446
2.767% due 02/25/2036		623	421
2.769% due 07/25/2035		684	574
2.772% due 10/25/2036		15	11
2.773% due 08/25/2035		796	738
2.779% due 04/25/2035		3,121	2,557
2.782% due 07/25/2035		1,673	1,496
2.787% due 07/25/2035		180	142
2.798% due 07/25/2035		2,663	2,049
3.911% due 04/25/2037		2,000	1,286
4.307% due 04/25/2035		112	112
4.445% due 02/25/2035		655	649
4.599% due 07/25/2035		2,070	1,524
4.743% due 06/25/2037		1,398	873
4.756% due 02/25/2034		63	61
4.903% due 06/25/2035		1,400	1,158
5.000% due 03/25/2022		635	581
5.000% due 07/25/2036		3,284	3,026
5.145% due 08/25/2035		120	105
5.285% due 10/25/2035		39	28
5.500% due 01/25/2021		300	291
5.500% due 03/25/2022		298	275
5.500% due 01/25/2036		7,491	6,846
5.535% due 04/25/2036		3,400	2,619
5.558% due 05/25/2036		15,528	11,562
5.562% due 04/25/2037		895	742
5.603% due 04/25/2036		7,545	6,040
5.628% due 06/25/2036		1	1
5.630% due 06/25/2036		1,536	1,239
5.687% due 06/25/2037		5,167	4,253
5.750% due 03/25/2037		1,818	1,431
5.812% due 04/25/2037		22,250	17,347
5.955% due 10/25/2036		681	524
6.000% due 07/25/2036		15,727	13,238
6.000% due 08/25/2037		1,739	1,449
6.500% due 09/25/2035		1,275	1,241
7.000% due 08/25/2037		2,981	2,507
LB-UBS Commercial Mortgage Trust
0.530% due 02/15/2040 (a)		49,428	990
Lehman Mortgage Trust
5.500% due 11/25/2035		1,295	1,172
5.500% due 12/25/2035 ^		172	121
6.497% due 04/25/2036		18,872	18,141
6.500% due 09/25/2037		21,253	14,778
Lehman XS Trust
0.394% due 05/25/2046		670	299
Luminent Mortgage Trust
0.494% due 02/25/2046		311	148
Mach One Trust Commercial Mortgage-Backed
6.119% due 05/28/2040		294	290
Madison Square Ltd.
6.150% due 09/25/2043		18,861	18,803
Mansard Mortgages PLC
1.711% due 12/15/2049	GBP	26,449	33,079
MASTR Adjustable Rate Mortgages Trust
0.534% due 05/25/2037		$650	263
2.187% due 09/25/2033		1,919	1,632
2.229% due 05/25/2034		615	527
2.250% due 01/25/2034		198	178
2.256% due 09/25/2035		2,077	1,130
2.393% due 07/25/2035		2,199	1,577
2.496% due 12/25/2033		106	81
2.617% due 07/25/2034		3,230	2,775
2.622% due 07/25/2035		2,329	1,696
2.625% due 10/25/2032		904	853
2.664% due 04/21/2034		316	303
2.679% due 12/21/2034		786	414
2.691% due 01/25/2036		329	237
2.718% due 11/21/2034		2,765	2,504
2.873% due 12/25/2033		668	561
3.027% due 10/25/2034		1,075	752
4.653% due 10/25/2032		696	523
4.876% due 02/25/2036		239	212
5.401% due 06/25/2035		759	741
MASTR Alternative Loans Trust
6.500% due 12/25/2034		168	169
7.000% due 06/25/2034		75	80
MASTR Asset Securitization Trust
5.250% due 11/25/2035		3,266	3,203
5.500% due 07/25/2033		102	105
5.500% due 06/26/2034		672	636
5.750% due 02/25/2021		6,123	6,168
6.000% due 10/25/2022		286	274

6.000% due 06/25/2036		1,500	1,297
MASTR Reperforming Loan Trust
0.644% due 05/25/2035		1,329	1,058
5.308% due 05/25/2036		477	428
6.000% due 08/25/2034		1,193	1,168
MASTR Seasoned Securities Trust
2.451% due 10/25/2032		503	456
2.698% due 10/25/2032		78	67
3.877% due 10/25/2032		931	756
6.500% due 08/25/2032		358	372
Mellon Residential Funding Corp.
0.978% due 11/15/2031		1,283	1,232
1.018% due 09/15/2030		1,050	837
Merrill Lynch Alternative Note Asset
0.594% due 03/25/2037		525	171
4.687% due 06/25/2037 ^		378	184
Merrill Lynch Mortgage Investors, Inc.
2.266% due 02/25/2033		109	94
2.424% due 02/25/2034		424	384
2.606% due 02/25/2035		9,220	7,369
2.612% due 06/25/2035		4,700	3,386
2.630% due 07/25/2035		3,604	2,760
2.686% due 12/25/2035		246	184
2.743% due 09/25/2033		39	35
2.765% due 03/25/2036		2,485	1,308
2.882% due 05/25/2034		453	413
5.250% due 08/25/2036		147	146
5.253% due 09/25/2035		419	351
Merrill Lynch Mortgage Trust
0.885% due 08/12/2039 (a)		16,535	337
Merrill Lynch Mortgage-Backed Securities Trust
2.618% due 08/25/2036		23,154	16,687
5.261% due 04/25/2037		909	580
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.962% due 08/12/2049		8,000	8,719
MLCC Mortgage Investors, Inc.
0.524% due 03/25/2030		571	466
0.544% due 11/25/2035		2,655	2,190
0.624% due 11/25/2029		3,878	3,441
0.636% due 07/25/2030		2,822	2,272
0.725% due 03/25/2030		1,424	1,232
0.887% due 11/25/2029		548	497
0.954% due 06/25/2028		48	44
0.974% due 04/25/2028		89	77
0.996% due 01/25/2030		270	238
1.217% due 10/25/2028		449	381
1.270% due 10/25/2035		21	17
1.950% due 12/25/2034		3,422	2,894
1.996% due 05/25/2029		396	380
2.014% due 04/25/2029		1,386	1,247
2.029% due 01/25/2029		4,842	3,810
2.057% due 04/25/2035		275	234
2.099% due 08/25/2029		1,461	1,343
2.154% due 05/25/2036		51	44
2.170% due 01/25/2029		403	362
5.168% due 06/25/2037		588	475
5.318% due 05/25/2036		2,026	1,674
Morgan Stanley Dean Witter Capital
1.741% due 03/25/2033		1,110	889
Morgan Stanley Mortgage Loan Trust
0.744% due 07/25/2034		138	117
2.178% due 07/25/2034		803	656
2.255% due 06/25/2036		1,387	1,037
2.448% due 07/25/2035		759	502
2.507% due 10/25/2034		369	298
2.625% due 08/25/2034		211	174
2.786% due 07/25/2034		1,089	924
5.286% due 09/25/2035		317	207
5.467% due 12/25/2035		4,562	3,778
5.496% due 07/25/2035		1,757	1,521
5.500% due 11/25/2035		220	169
5.750% due 09/25/2022		212	189
6.000% due 08/25/2037		1,870	1,626
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		5,000	4,200
Mortgages PLC
1.217% due 10/31/2038	GBP	2,390	3,087
Nemus Funding PLC
1.238% due 02/15/2020		7,760	10,003
Newgate Funding PLC
1.159% due 12/01/2050		3,500	3,875
1.661% due 12/15/2050		161	240
2.026% due 12/15/2050	EUR	950	954
2.061% due 12/15/2050	GBP	27,600	30,267
2.311% due 12/15/2050		7,800	5,344
2.676% due 12/15/2050	EUR	5,200	2,866

2.926% due 12/15/2050		8,700	3,983
Nomura Asset Acceptance Corp.
3.226% due 02/25/2036 ^		$2,222	1,094
5.159% due 03/25/2035		241	220
5.429% due 02/25/2036		6,046	3,707
5.500% due 05/25/2033		40	42
6.000% due 05/25/2033		13	14
6.500% due 03/25/2034		242	246
6.500% due 02/25/2035		453	464
7.000% due 04/25/2033		11	11
Opera Finance PLC
1.692% due 02/15/2012	EUR	3,841	4,408
1.762% due 01/15/2015		9,000	7,455
Preferred Residential Securities
2.161% due 12/15/2041	GBP	753	830
Prime Mortgage Trust
0.694% due 02/25/2019		$11	11
7.000% due 07/25/2034		996	932
Provident Funding Mortgage Loan Trust
2.619% due 04/25/2034		271	254
2.674% due 05/25/2035		2,137	1,758
RBSCF Trust
5.223% due 08/16/2048		2,008	1,956
5.336% due 05/16/2047		3,276	3,203
RBSSP Resecuritization Trust
0.544% due 03/26/2037		61,929	53,336
0.594% due 03/26/2035		2,531	2,251
Real Estate Capital PLC
1.224% due 10/20/2014	GBP	3,525	5,318
Regal Trust
2.776% due 09/29/2031		$1,977	1,522
Residential Accredit Loans, Inc.
0.474% due 11/25/2036		3,422	1,569
0.474% due 06/25/2046		1,287	406
0.544% due 02/25/2036 ^		1,238	458
0.574% due 12/25/2045		1,267	648
0.594% due 08/25/2035		2,551	1,373
0.654% due 01/25/2037 ^		1,196	532
0.694% due 03/25/2033		288	260
0.694% due 10/25/2045		694	355
1.208% due 01/25/2046		1,309	610
5.000% due 09/25/2019		383	384
5.500% due 08/25/2034		70	71
5.500% due 08/25/2035		365	320
5.750% due 12/25/2021		1,040	894
6.000% due 10/25/2034		1,762	1,793
6.000% due 08/25/2035		2,074	1,634
6.000% due 12/25/2035 ^		103	70
Residential Asset Mortgage Products, Inc.
5.983% due 01/25/2017		71	73
7.000% due 11/25/2031		428	449
7.500% due 12/25/2031		148	150
7.500% due 05/25/2032		193	191
7.500% due 07/25/2032		1,364	1,255
Residential Asset Securitization Trust
0.794% due 03/25/2035		684	492
4.750% due 02/25/2019		188	190
5.500% due 07/25/2035		3,754	3,017
6.000% due 03/25/2037 ^		1,487	944
Residential Funding Mortgage Securities
2.876% due 09/25/2035		4,081	2,681
5.250% due 01/25/2036		844	768
5.759% due 07/27/2037 ^		761	539
6.000% due 04/25/2037		832	686
6.000% due 04/25/2037 ^		9,226	7,567
6.000% due 10/25/2037		3,042	2,385
6.050% due 09/25/2036 ^		34	24
6.500% due 03/25/2032		179	187
RMAC Securities PLC
0.690% due 06/12/2044		6,050	4,680
1.204% due 06/12/2044	GBP	20,665	24,352
1.224% due 06/12/2044		3,100	3,745
Sequoia Mortgage Trust
0.605% due 11/20/2034		$345	284
0.635% due 07/20/2033		291	245
0.635% due 09/20/2034		1,204	974
0.665% due 04/20/2033		424	377
0.925% due 01/20/2034		1,320	1,116
0.928% due 11/20/2034		551	467
0.945% due 06/20/2033		1,991	1,608
1.045% due 10/20/2027		29	25
1.085% due 10/20/2027		272	241
1.185% due 12/20/2032		161	139
2.418% due 01/20/2047		643	425
2.664% due 04/20/2035		706	641
3.414% due 02/20/2047		912	683

5.352% due 09/20/2046		2,093	1,589
Southern Pacific Financing PLC
1.654% due 12/10/2042	GBP	480	438
Structured Adjustable Rate Mortgage Loan Trust
0.524% due 05/25/2035		$39	33
1.618% due 03/25/2034		372	329
2.464% due 10/25/2034		421	354
2.480% due 02/25/2034		2,197	2,003
2.495% due 08/25/2034		72	57
2.505% due 05/25/2034		1,253	1,072
2.513% due 03/25/2035		1,568	1,260
2.531% due 06/25/2034		616	518
2.532% due 08/25/2035		3,860	2,768
2.574% due 11/25/2034		4,876	4,245
2.587% due 11/25/2034		906	644
2.607% due 05/25/2035		79	51
5.118% due 05/25/2036		900	624
5.170% due 10/25/2035		195	189
5.251% due 01/25/2037		1,997	1,205
5.400% due 11/25/2035		2,475	1,710
5.415% due 05/25/2036		181	127
5.473% due 11/25/2035		31	24
5.547% due 01/25/2036		13,375	8,894
Structured Asset Mortgage Investments, Inc.
0.484% due 07/25/2046		307	152
0.504% due 08/25/2036		4,177	2,053
0.504% due 05/25/2046		622	296
0.524% due 07/25/2046		104	21
0.535% due 07/19/2035		9,307	6,299
0.574% due 02/25/2036		50	24
0.965% due 05/19/2035		4,045	3,140
2.346% due 02/19/2035		18	14
4.078% due 05/25/2045		285	153
Structured Asset Securities Corp.
0.594% due 10/25/2027		1,487	1,266
0.644% due 04/25/2035		902	723
0.794% due 05/25/2033		1,532	1,484
2.386% due 03/25/2033		468	393
2.423% due 07/25/2033		1,650	1,443
2.439% due 09/25/2033		1,490	1,247
2.459% due 01/25/2034		608	506
2.470% due 11/25/2033		414	366
2.505% due 12/25/2033		434	387
2.517% due 11/25/2033		1,248	1,130
2.650% due 10/25/2035		77	61
2.742% due 09/25/2032		49	42
Suntrust Adjustable Rate Mortgage Loan Trust
5.741% due 10/25/2037		5,416	4,555
Thornburg Mortgage Securities Trust
0.397% due 06/25/2037		662	653
0.834% due 03/25/2044		198	145
1.034% due 09/25/2044		1,558	1,341
2.182% due 12/25/2044		149	121
3.022% due 10/25/2043		1,117	918
TIAA Retail Commercial Trust
5.770% due 06/19/2033		9,488	9,888
Titan Europe PLC
1.262% due 10/23/2016	GBP	8,412	11,267
UBS Commercial Mortgage Trust
0.853% due 07/15/2024		$3,800	3,054
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		725	768
Wachovia Mortgage Loan Trust LLC
2.637% due 10/20/2035		1,377	1,062
2.678% due 10/20/2035		3,930	2,874
4.845% due 05/20/2036		1,194	1,033
5.135% due 10/20/2035		1,124	905
5.238% due 10/20/2035		1,532	1,311
6.102% due 03/20/2037		457	349
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045		7,019	5,124
0.554% due 11/25/2045		1,772	1,266
0.564% due 12/25/2045		7,472	5,354
0.584% due 07/25/2045		6,370	4,680
0.584% due 12/25/2045		6,164	4,029
0.604% due 01/25/2045		3,202	2,394
0.614% due 07/25/2045		9,068	6,680
0.634% due 01/25/2045		1,720	1,167
0.644% due 01/25/2045		372	252
0.650% due 10/25/2044		147	99
0.670% due 07/25/2044		1,018	736
0.690% due 11/25/2034		154	86
0.908% due 02/25/2047		1,378	686
0.948% due 01/25/2047		835	413
0.958% due 06/25/2047		4,414	2,574
0.968% due 04/25/2047		180	114

1.028% due 12/25/2046	124	64
1.074% due 10/25/2045	5,683	4,309
1.188% due 06/25/2046	171	108
1.208% due 02/25/2046	1,687	1,116
1.278% due 01/25/2046	1,680	1,255
1.408% due 11/25/2042	561	438
1.980% due 12/19/2039	321	277
2.312% due 11/25/2036	7,058	4,596
2.468% due 02/27/2034	53	50
2.474% due 12/25/2035	10,550	8,262
2.482% due 10/25/2035	9,765	7,136
2.497% due 10/25/2034	2,953	2,618
2.500% due 09/25/2035	1,192	786
2.533% due 01/25/2036	849	751
2.537% due 08/25/2034	3,898	3,655
2.545% due 02/25/2033	1,766	1,446
2.552% due 03/25/2036	208	143
2.572% due 06/25/2033	531	496
2.573% due 03/25/2035	5,580	4,645
2.607% due 03/25/2037	8,584	6,460
2.610% due 02/25/2037	1,783	1,185
2.718% due 05/25/2046	1,928	1,196
2.718% due 07/25/2046	962	628
5.024% due 01/25/2036	15,223	10,759
5.030% due 06/25/2037	2,605	1,739
5.094% due 01/25/2037	13,323	9,463
5.196% due 01/25/2037	1,706	1,264
5.233% due 03/25/2037	91,831	64,692
5.322% due 11/25/2036	4,430	3,010
5.369% due 01/25/2036	2,109	1,773
5.434% due 07/25/2037	965	759
5.446% due 02/25/2037	312	208
5.466% due 02/25/2037	13,906	10,655
5.525% due 08/25/2036	530	378
5.550% due 08/25/2035	465	384
5.552% due 04/25/2037	750	159
5.683% due 10/25/2036	1,964	1,429
5.750% due 10/25/2036	1,192	879
5.836% due 09/25/2036	28	19
5.933% due 10/25/2036	377	259
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.554% due 12/25/2035	994	524
5.500% due 06/25/2035	9,411	7,925
5.750% due 11/25/2035	2,857	2,056
5.750% due 01/25/2036	12,141	9,078
Washington Mutual MSC Mortgage Pass-Through Certificates
5.000% due 03/25/2018	11	11
7.500% due 04/25/2033	83	85
Wells Fargo Commercial Mortgage Trust
1.461% due 11/15/2043 (a)	106,107	9,296
Wells Fargo Mortgage-Backed Securities Trust
0.594% due 04/25/2037	2,463	1,807
2.612% due 10/25/2036	707	513
2.616% due 12/25/2034	875	794
2.620% due 11/25/2034	1,180	1,030
2.625% due 09/25/2034	305	291
2.664% due 04/25/2036	845	748
2.666% due 03/25/2036	4,558	3,522
2.677% due 09/25/2034	449	428
2.689% due 03/25/2036	3,095	2,475
2.690% due 02/25/2034	1,344	1,192
2.691% due 07/25/2034	338	313
2.692% due 09/25/2034	384	357
2.696% due 04/25/2036	7,648	5,920
2.700% due 03/25/2035	159	131
2.701% due 09/25/2034	965	952
2.705% due 05/25/2035	1,088	958
2.710% due 12/25/2034	281	265
2.712% due 10/25/2034	45	43
2.715% due 10/25/2034	289	266
2.717% due 06/25/2035	287	279
2.719% due 02/25/2035	1,642	1,448
2.721% due 10/25/2035	2,066	1,782
2.725% due 06/25/2035	963	884
2.736% due 08/25/2033	330	331
2.736% due 04/25/2035	3,072	2,521
2.743% due 09/25/2036	8,647	5,792
2.759% due 06/25/2034	1,265	1,193
2.948% due 01/25/2035	452	417
4.772% due 07/25/2034	1,600	1,655
5.000% due 01/25/2020	270	280
5.144% due 08/25/2036	5,826	4,543
5.241% due 06/26/2035	4,061	3,427
5.243% due 05/25/2035	1,354	1,343
5.410% due 03/25/2036 ^	9,185	6,901
5.500% due 12/25/2033	19	20

5.500% due 04/25/2036		759	725
5.500% due 09/25/2037		1,500	1,469
5.617% due 04/25/2036		4,154	3,640
5.750% due 03/25/2037		8,091	6,686
5.774% due 04/25/2037		2,060	1,664
6.000% due 06/25/2036		2,101	1,722
6.000% due 07/25/2036		725	631
6.000% due 08/25/2036		5,666	5,197
6.000% due 09/25/2036		572	526
6.000% due 11/25/2036		1,894	1,721
6.000% due 06/25/2037		12,500	11,078
6.000% due 07/25/2037		3,159	2,765
6.000% due 08/25/2037		3,848	3,483
6.000% due 10/25/2037		1,877	1,736
6.000% due 11/25/2037		758	686
18.580% due 03/25/2036		670	747
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		6,000	6,177
Windermere CMBS PLC
1.232% due 04/24/2017	GBP	13,188	16,658
1.645% due 08/22/2016	EUR	6,294	6,806

Total Mortgage-Backed Securities (Cost $2,499,481)			2,340,025

ASSET-BACKED SECURITIES 25.8%
Aames Mortgage Trust
1.314% due 10/25/2033		$6,855	5,498
Accredited Mortgage Loan Trust
0.474% due 04/25/2036		1,756	1,432
0.594% due 07/25/2034		7,320	4,547
0.894% due 04/25/2034		1,080	713
5.210% due 01/25/2034		6,003	4,829
ACE Securities Corp.
0.354% due 10/25/2036		297	77
0.384% due 07/25/2036		2,114	582
0.594% due 12/25/2045		1,007	921
0.624% due 11/25/2035		5,400	3,781
0.999% due 06/25/2035		5,264	4,809
1.094% due 02/25/2034		655	531
1.194% due 09/25/2033		391	299
1.344% due 12/25/2033		3,957	3,122
Advanta Business Card Master Trust
0.535% due 06/20/2014		811	704
0.535% due 12/22/2014		405	352
Aegis Asset-Backed Securities Trust
0.594% due 06/25/2034		62	51
1.344% due 01/25/2034		588	497
AFC Home Equity Loan Trust
0.894% due 09/27/2027		360	240
Alzette European CLO S.A.
0.866% due 12/15/2020		1,134	1,099
AMAC CDO Funding Ltd.
0.567% due 11/23/2050		22,025	17,921
Ameriquest Mortgage Securities, Inc.
0.644% due 11/25/2033		571	383
1.329% due 12/25/2033		1,875	1,364
3.819% due 11/25/2032 ^		122	11
4.246% due 07/25/2033		3,472	2,445
5.091% due 11/25/2035		1,418	1,438
5.140% due 10/25/2033		409	407
5.919% due 02/25/2033 ^		58	5
AMMC CDO
0.656% due 12/19/2019		6,762	6,326
Amortizing Residential Collateral Trust
0.874% due 07/25/2032		185	146
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	6,152	7,225
ARES CLO Ltd.
0.679% due 04/20/2017		$2,330	2,277
Argent Securities, Inc.
0.384% due 07/25/2036		565	161
1.329% due 03/25/2034		6,246	5,229
1.344% due 12/25/2033		962	732
Asset-Backed Funding Certificates
0.644% due 06/25/2034		4,881	3,484
1.382% due 12/25/2032		264	231
1.419% due 12/25/2032		3,406	2,737
Asset-Backed Securities Corp. Home Equity
0.434% due 07/25/2036		1,000	530
1.253% due 12/15/2033		8,342	6,287
1.928% due 03/15/2032		766	555
Avoca CLO BV
1.974% due 09/15/2021	EUR	2,906	3,515
Bayview Financial Acquisition Trust
0.879% due 08/28/2044		$870	833

0.924% due 05/28/2044		472	434
5.660% due 12/28/2036		1,619	1,582
Bear Stearns Asset-Backed Securities Trust
0.354% due 01/25/2037		865	812
0.364% due 12/25/2036		325	303
0.374% due 10/25/2036		1,095	1,013
0.384% due 06/25/2047		3,274	3,164
0.404% due 11/25/2036		2,629	1,531
0.424% due 10/25/2036		462	438
0.474% due 06/25/2047		17,092	12,258
0.694% due 12/25/2042		6,072	5,347
0.694% due 09/25/2046		5,117	2,528
0.784% due 06/25/2036		800	488
0.794% due 09/25/2034		411	306
0.954% due 10/25/2032		57	49
1.094% due 10/27/2032		48	40
1.269% due 02/25/2034		1,056	799
1.294% due 10/25/2037		1,833	1,017
1.294% due 11/25/2042		3,463	2,925
1.394% due 10/25/2033		511	459
2.169% due 08/25/2034		1,800	1,302
5.500% due 06/25/2034		1,277	1,282
5.500% due 08/25/2036		2,340	1,405
5.750% due 10/25/2033		1,151	1,165
Bear Stearns Second Lien Trust
0.514% due 12/25/2036		371	357
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		9,066	8,388
BNC Mortgage Loan Trust
0.394% due 03/25/2037		1,300	852
0.394% due 05/25/2037		258	230
0.544% due 11/25/2037		1,063	1,037
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028		3,967	4,067
7.180% due 12/15/2029		16,916	10,859
7.575% due 06/15/2030		17,757	9,671
Callidus Debt Partners Fund Ltd.
0.719% due 11/20/2020		10,000	9,224
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		2,854	2,798
Carrington Mortgage Loan Trust
0.544% due 10/25/2036		13,800	4,165
0.614% due 10/25/2035		36	33
Cars Alliance Funding PLC
1.676% due 10/08/2023	EUR	11,845	15,263
CDC Mortgage Capital Trust
1.209% due 11/25/2034		$305	220
Centex Home Equity
0.914% due 09/25/2034		1,707	1,196
5.210% due 11/25/2028		911	897
Chase Funding Mortgage Loan Asset-Backed Certificates
0.794% due 05/25/2032		26	24
0.894% due 07/25/2033		22	19
Citibank Omni Master Trust
2.378% due 05/16/2016		350	352
3.028% due 08/15/2018		43,700	45,873
4.900% due 11/15/2018		33,000	35,924
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036		142	138
0.354% due 05/25/2037		44	42
0.354% due 07/25/2045		5,362	3,678
0.404% due 08/25/2036		30	27
0.474% due 03/25/2037		950	669
0.494% due 11/25/2045		2,278	1,599
1.494% due 09/25/2033		1,841	1,364
4.964% due 08/25/2035		1,065	1,015
5.249% due 08/25/2035		841	734
Commercial Industrial Finance Corp.
0.704% due 05/10/2021		4,000	3,726
0.787% due 03/01/2021		3,500	3,271
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		18,917	19,743
6.910% due 05/01/2033		54,747	58,413
7.360% due 08/01/2032		16,518	17,507
7.424% due 03/01/2033		9,000	9,410
7.490% due 07/01/2031		72,816	71,146
7.770% due 09/01/2031		22,782	22,945
7.960% due 02/01/2032		31,707	25,456
7.970% due 05/01/2032		6,668	4,719
8.060% due 05/01/2031		7,122	4,799
8.200% due 02/01/2032		43,600	35,421
8.310% due 05/01/2032		35,126	25,054
8.850% due 12/01/2030		2,282	1,868
Conseco Financial Corp.
6.040% due 11/01/2029		2	2
6.440% due 12/01/2030		11,578	12,334

6.660% due 06/01/2030	299	327
6.680% due 12/01/2030	7,435	7,494
6.740% due 02/01/2031	6,494	6,413
6.760% due 03/01/2030	5,000	5,453
6.870% due 01/15/2029	540	567
7.410% due 05/01/2031	1,193	1,024
7.550% due 01/15/2029	4,368	4,689
7.860% due 03/01/2030	24,877	20,377
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037	1,127	1,072
0.394% due 09/25/2047	247	243
0.414% due 06/25/2047	500	390
0.474% due 09/25/2036	843	664
0.484% due 06/25/2036	490	381
0.484% due 07/25/2036	759	692
0.544% due 04/25/2036	493	422
0.634% due 12/25/2036	1,354	509
0.684% due 11/25/2034	1,473	1,275
0.744% due 11/25/2034	2,678	2,386
0.754% due 11/25/2035	3,946	3,132
0.864% due 08/25/2034	9,500	6,822
0.994% due 11/25/2034	1,440	930
1.154% due 05/25/2033	628	487
1.344% due 07/25/2033	2,664	2,152
4.454% due 10/25/2035	221	218
4.693% due 10/25/2035	4,104	3,563
4.778% due 02/25/2036	40,679	30,657
5.050% due 02/25/2036	883	677
5.075% due 02/25/2036	1,341	546
5.348% due 07/25/2036	2,792	2,133
5.463% due 04/25/2036	1,691	1,566
5.812% due 09/25/2046	7,652	7,295
5.884% due 01/25/2037	877	823
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036	142	87
0.354% due 04/25/2037	134	95
0.364% due 01/25/2037	43	9
0.414% due 07/25/2037	467	331
0.464% due 03/25/2036	2,294	1,478
0.774% due 01/25/2035	21,426	16,851
1.194% due 11/25/2033	3,178	2,645
1.314% due 11/25/2033	2,055	1,572
5.721% due 01/25/2037	345	124
5.746% due 12/25/2037	1,358	1,339
6.280% due 05/25/2035	4,808	4,297
Crest Dartmouth Street
1.124% due 06/28/2018	3,807	3,610
Crest Ltd.
0.875% due 07/28/2017	41	41
1.092% due 05/28/2018	3,530	3,459
Denver Arena Trust
6.940% due 11/15/2019	750	762
EMC Mortgage Loan Trust
0.664% due 05/25/2040	188	160
0.764% due 04/25/2042	3,357	2,329
0.844% due 03/25/2031	6,353	5,132
0.844% due 11/25/2041	230	203
Equity One ABS, Inc.
5.495% due 12/25/2033	1,212	1,179
FBR Securitization Trust
1.054% due 09/25/2035	4,609	4,224
Finance America Mortgage Loan Trust
1.344% due 09/25/2033	503	400
First Franklin Mortgage Loan Asset-Backed Certificates
0.484% due 01/25/2036	367	332
0.484% due 03/25/2036	617	421
0.554% due 11/25/2036	590	423
0.574% due 10/25/2035	2,386	2,272
0.674% due 09/25/2035	6,245	5,884
1.119% due 05/25/2034	7,809	5,969
First NLC Trust
0.364% due 08/25/2037	807	258
Four Corners CLO
0.666% due 07/22/2020	4,902	4,596
Fremont Home Loan Trust
1.119% due 01/25/2034	4,751	3,289
Galaxy CLO Ltd.
0.658% due 04/25/2019	5,918	5,495
GCO Education Loan Funding Trust
0.626% due 08/25/2028	17,000	15,731
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036	7	2
Gia Investment Grade CDO Ltd.
1.324% due 04/01/2013	3,500	3,289
Goldman Sachs Asset Management CLO PLC
0.649% due 08/01/2022	17,182	15,780

Green Tree
8.970% due 04/25/2038		5,000	5,544
Greenpoint Manufactured Housing
8.300% due 10/15/2026		6,000	6,607
Greenpoint Mortgage Funding Trust
0.894% due 09/25/2034		1,428	1,236
Grosvenor Place CLO BV
1.465% due 03/28/2023	GBP	17,300	23,834
1.829% due 07/20/2021	EUR	9,885	11,872
GSAA Trust
0.364% due 03/25/2036		$59	23
0.534% due 12/25/2036		1,036	422
0.564% due 06/25/2035		873	639
0.664% due 06/25/2035		1,250	789
6.000% due 11/25/2037		1,919	1,382
GSAMP Trust
0.364% due 12/25/2036		593	391
0.424% due 01/25/2037		146	130
0.444% due 08/25/2036		200	65
0.474% due 11/25/2035		335	43
0.534% due 12/25/2035		11,731	9,128
0.634% due 01/25/2035		2,744	2,624
0.894% due 10/25/2034		2,117	1,781
GSRPM Mortgage Loan Trust
0.594% due 03/25/2035		2,771	2,168
0.594% due 09/25/2036		8,050	6,071
Halcyon Loan Investors CLO Ltd.
0.819% due 11/20/2020		6,000	4,904
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		34,900	33,294
0.755% due 08/07/2021		35,000	29,268
Harbourmaster CLO Ltd.
1.686% due 06/15/2020	EUR	5,621	6,808
Hartford Mezzanine Investors CRE CDO
0.742% due 08/25/2042		$3,301	2,739
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	4,359	5,466
Hillmark Funding
0.729% due 05/21/2021		$25,000	22,840
Home Equity Asset Trust
0.384% due 08/25/2037		902	879
0.404% due 07/25/2037		886	868
0.504% due 05/25/2036		7,273	6,514
0.994% due 12/25/2033		97	81
1.054% due 11/25/2032		128	92
1.194% due 11/25/2034		1,500	1,079
1.494% due 06/25/2032		7,144	5,525
HSBC Home Equity Loan Trust
0.575% due 01/20/2034		2,169	1,976
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036		32	11
ICE EM CLO
0.802% due 08/15/2022		40,000	35,296
IMC Home Equity Loan Trust
7.520% due 08/20/2028		127	127
Indymac Residential Asset-Backed Trust
0.744% due 08/25/2035		6,475	4,804
Irwin Home Equity Corp.
0.834% due 07/25/2032		5	3
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		12	12
0.354% due 03/25/2047		1,927	1,584
0.394% due 03/25/2047		594	391
0.404% due 08/25/2036		1,726	499
5.453% due 11/25/2036		3,473	3,470
Jubilee CDO BV
2.165% due 10/15/2019	EUR	1,231	1,516
Lehman XS Trust
0.394% due 01/25/2037 ^		$140	138
0.444% due 04/25/2037		5,146	2,789
0.484% due 11/25/2046		632	329
0.504% due 09/25/2046		467	184
0.564% due 12/25/2035		250	152
0.594% due 11/25/2035		3,686	2,515
5.110% due 07/25/2035		2,400	1,623
Locat Securitisation Vehicle SRL
1.630% due 12/12/2028	EUR	4,924	5,928
Long Beach Mortgage Loan Trust
0.624% due 01/25/2046		$233	99
0.824% due 06/25/2034		9,081	6,480
1.149% due 07/25/2034		7,200	5,101
1.419% due 07/25/2033		4,934	3,513
Madison Avenue Manufactured Housing Contract
1.744% due 03/25/2032		10,690	10,532
MASTR Asset-Backed Securities Trust
0.344% due 11/25/2036		13	4

0.344% due 01/25/2037		119	26
0.424% due 10/25/2036		768	750
0.594% due 05/25/2037		31,567	23,978
0.664% due 06/25/2035		985	927
1.344% due 08/25/2033		908	873
Mercator CLO PLC
1.693% due 02/18/2024	EUR	11,849	13,602
Merrill Lynch First Franklin Mortgage Loan Trust
0.534% due 05/25/2037		$2,455	911
Merrill Lynch Mortgage Investors, Inc.
0.444% due 11/25/2037		13,100	4,016
0.574% due 01/25/2047		4,005	2,270
0.744% due 02/25/2047		27,395	12,000
0.794% due 06/25/2036		2,140	1,043
Mesa Trust Asset-Backed Certificates
3.519% due 11/25/2031		1,500	762
Mid-State Trust
3.500% due 12/15/2045		15,429	15,793
4.864% due 07/15/2038		1,466	1,486
8.330% due 04/01/2030		6,303	6,350
Morgan Stanley ABS Capital
0.424% due 01/25/2037		480	133
0.474% due 01/25/2036		3,811	3,358
0.524% due 02/25/2037		1,200	351
0.754% due 06/25/2034		3,091	2,719
0.824% due 09/25/2034		323	246
0.974% due 11/25/2034		320	262
1.034% due 01/25/2034		78	65
1.094% due 07/25/2037		4,355	3,715
1.104% due 04/25/2034		4,998	3,863
1.194% due 05/25/2034		12,388	8,956
1.224% due 06/25/2034		6,068	4,461
1.314% due 10/25/2033		596	435
1.374% due 03/25/2033		117	100
1.494% due 06/25/2033		3,890	3,022
Morgan Stanley Dean Witter Capital
1.644% due 02/25/2033		2,364	1,844
Morgan Stanley Home Equity Loan Trust
0.394% due 04/25/2037		215	182
0.614% due 09/25/2035		548	418
0.624% due 12/25/2035		390	242
Morgan Stanley IXIS Real Estate Capital Trust
0.404% due 11/25/2036		1,834	483
Morgan Stanley Mortgage Loan Trust
5.622% due 01/25/2047		1,427	1,188
5.750% due 04/25/2037		868	541
6.000% due 07/25/2047		1,109	887
Mountain View Funding CLO
0.663% due 04/15/2019		1,984	1,893
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		3,700	3,524
N-Star Real Estate CDO Ltd.
0.644% due 07/27/2040		8,017	6,499
Nationstar Home Equity Loan Trust
0.424% due 06/25/2037		815	498
0.464% due 09/25/2036		200	166
Nationstar Home Mortgage LLC
0.934% due 06/25/2034		780	437
Navigare Funding CLO Ltd.
0.739% due 05/20/2019		8,923	8,639
New Century Home Equity Loan Trust
0.474% due 05/25/2036		1,466	735
0.664% due 08/25/2034		181	137
Newcastle Investment Trust
2.450% due 12/10/2033		20,056	20,206
Oakwood Mortgage Investors, Inc.
5.190% due 09/15/2019		662	619
5.410% due 11/15/2032		10,286	9,063
6.340% due 04/15/2029		1,311	1,336
8.150% due 09/15/2029		7,264	5,218
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		5,200	4,853
Octagon Investment Partners XI Ltd.
0.766% due 08/25/2021		10,000	9,044
Option One Mortgage Loan Trust
0.434% due 02/25/2037		2,300	728
1.194% due 07/25/2032		2,483	2,034
1.194% due 01/25/2034		5,400	3,828
Origen Manufactured Housing
0.428% due 11/15/2018		2,640	2,530
7.650% due 03/15/2032		10,200	10,855
Pacifica CDO Ltd.
0.680% due 01/26/2020		24,102	22,557
0.807% due 02/15/2017		5,089	4,959
Park Place Securities, Inc.
0.744% due 09/25/2035		150	97

0.814% due 01/25/2036		5,000	4,302
0.974% due 12/25/2034		4,413	4,198
Penta CLO S.A.
1.917% due 06/04/2024	EUR	14,912	17,157
Popular ABS Mortgage Pass-Through Trust
0.574% due 07/25/2035		$1,529	1,051
5.680% due 01/25/2036		232	201
Prima Capital CDO Ltd.
5.417% due 12/28/2048		16,434	15,943
Primus CLO Ltd.
0.636% due 07/15/2021		10,039	9,113
Quest Trust
2.544% due 05/25/2033		1,084	1,051
Renaissance Home Equity Loan Trust
0.734% due 08/25/2033		2,522	2,090
0.794% due 12/25/2033		182	146
Residential Asset Mortgage Products, Inc.
0.414% due 05/25/2037		786	772
0.484% due 09/25/2045		820	656
0.564% due 05/25/2036		104	63
0.644% due 02/25/2046		1,082	625
0.644% due 11/25/2046		1,372	657
0.674% due 10/25/2046		5,361	2,716
1.224% due 06/25/2034		7,637	5,523
1.284% due 10/25/2033		10,240	7,502
1.494% due 09/25/2047		3,274	2,505
4.790% due 06/25/2033		137	138
4.828% due 12/25/2033		589	568
5.340% due 08/25/2033		3,206	3,155
5.800% due 10/25/2033		247	163
Residential Asset Securities Corp.
0.614% due 01/25/2036		5,087	3,566
1.119% due 02/25/2034		5,858	4,282
5.120% due 12/25/2033		5,305	4,357
6.084% due 06/25/2032		316	262
6.349% due 03/25/2032		284	258
Residential Funding Mortgage Securities, Inc.
0.424% due 05/25/2036		2,403	1,738
Salomon Brothers Mortgage Securities, Inc.
0.849% due 10/25/2028		53	53
Saxon Asset Securities Trust
0.794% due 03/25/2032		955	755
1.269% due 12/25/2033		8,978	6,402
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^		653	143
0.624% due 10/25/2035		134	117
Silver Birch CLO BV
2.030% due 02/10/2020	EUR	1,066	1,306
SLC Student Loan Trust
4.750% due 06/15/2033		$1,830	1,792
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	12,801	15,094
1.696% due 09/15/2021		6,472	8,095
1.755% due 10/25/2039		10,000	9,369
2.198% due 08/15/2016		$2,155	2,153
2.928% due 12/16/2019		4,900	4,988
3.528% due 05/16/2044		48,801	49,814
Soundview Home Equity Loan Trust
0.374% due 06/25/2037		273	211
0.424% due 07/25/2037		160	84
0.474% due 05/25/2036		685	530
0.944% due 11/25/2033		2,744	2,410
1.094% due 10/25/2037		30	30
Specialty Underwriting & Residential Finance
0.544% due 09/25/2036		175	168
Stony Hill CDO Ltd.
0.892% due 10/15/2013		890	878
Structured Asset Investment Loan Trust
0.994% due 04/25/2033		952	776
Structured Asset Securities Corp.
0.444% due 05/25/2037		1,652	1,506
0.464% due 06/25/2037		10,520	2,016
0.874% due 01/25/2033		246	208
1.644% due 04/25/2033		925	814
1.757% due 04/25/2035		1,437	1,103
3.450% due 02/25/2032		1,214	1,113
4.910% due 06/25/2033		249	246
Triaxx Prime CDO
0.555% due 10/02/2039		75,289	45,513
Truman Capital Mortgage Loan Trust
1.044% due 12/25/2032		3,200	2,583
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,415
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		2,253	2,331
6.570% due 08/07/2024		1,170	1,226

6.750% due 03/07/2029		380	380
Venture CDO Ltd.
0.639% due 01/20/2022		10,000	9,145
Vista Leveraged Income Fund
0.705% due 01/26/2012		34,979	34,907
Volkswagen Car Lease
2.238% due 08/21/2015	EUR	544	706
WaMu Asset-Backed Certificates
0.404% due 04/25/2037		$332	239
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036		438	298
0.474% due 10/25/2036		23,000	6,489

Total Asset-Backed Securities (Cost $1,715,942)			1,688,008

SOVEREIGN ISSUES 0.3%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	6,377
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,000	2,909
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,935

Total Sovereign Issues (Cost $20,882)			21,221

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
Citigroup, Inc.
7.500% due 12/15/2012		7,000	569
Wells Fargo & Co.
7.500% due 12/31/2049		1,200	1,266

			1,835

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		68,700	3,836

Total Convertible Preferred Securities (Cost $5,406)			5,671

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 12/31/2049		40,000	736
GMAC Capital Trust I
8.125% due 02/15/2040		30,000	580
SLM Corp.
5.444% due 01/16/2018		51,000	998

Total Preferred Securities (Cost $2,329)			2,314

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS 2.1%
Banc of America Securities LLC
0.060% due 01/03/2012		$33,200	33,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $16,984 and U.S. Treasury Notes 0.250% due 12/15/2014 valued at $16,937. Repurchase proceeds are $33,200.)
BNP Paribas Securities Corp.
0.050% due 01/03/2012		38,900	38,900
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.375% due 09/30/2014 valued at $39,732. Repurchase proceeds are $38,900.)
Citigroup Global Markets, Inc.
0.070% due 01/03/2012		6,600	6,600
(Dated 12/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $6,729. Repurchase proceeds are $6,600.)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012		10,000	10,000
(Dated 12/30/2011. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $10,370. Repurchase proceeds are $10,000.)
JPMorgan Securities, Inc.
0.060% due 01/03/2012		9,900	9,900
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $2,615 and U.S. Treasury Notes 3.125% due 05/15/2021 valued at $7,513. Repurchase proceeds are $9,900)
0.070% due 01/03/2012		5,000	5,000
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $5,101. Repurchase proceeds are $5,000)

Morgan Stanley & Co., Inc.
0.060% due 01/03/2012	25,200	25,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $25,438. Repurchase proceeds are $25,200.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	9,717	9,717
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $1,100 and Freddie Mac 5.500% due 08/20/2012 valued at $8,820. Repurchase proceeds are $9,717.)

		138,517

U.S. TREASURY BILLS 1.7%
0.040% due 01/19/2012 - 06/28/2012 (c)(f)(h)	113,616	113,600

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	10,461	105

Total Short-Term Instruments (Cost $252,221)		252,222

Total Investments 155.9% (Cost $10,314,543)		$10,207,754
Other Assets and Liabilities (Net) (55.9%)		(3,658,923)

Net Assets 100.0%		$6,548,831

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $71,214 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $2,524,907 at a weighted average interest rate of 0.358%. On December 31, 2011, securities valued at $2,880,518 were pledged as collateral for reverse repurchase agreements.

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $8,786 and cash of $13 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$19,600	$(1,336)	$183

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	10/13/2021	$202,800	$(19,602)	$(8,054)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	4.701%	$1,500	$(24)	$(148)	$124
Centex Corp.	BPS	(1.000%	)	06/20/2016	3.598%	8,500	871	913	(42)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.436%	5,000	203	192	11
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	2.195%	12,500	586	779	(193)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.289%	14,000	746	879	(133)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	2.123%	4,500	210	174	36
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.611%	2,000	(69)	0	(69)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	2.991%	8,000	477	519	(42)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2017	2.080%	14,600	850	1,018	(168)
Tyson Foods, Inc.	DUB	(1.000%	)	06/20/2016	1.342%	10,000	142	200	(58)

							$3,992	$4,526	$(534)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%	$1,000	$3	$(5)	$8
Biomet, Inc.	JPM	2.500%	03/20/2012	1.698%	1,000	3	13	(10)
Ford Motor Co.	UAG	2.390%	03/20/2012	0.903%	1,000	4	0	4
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.936%	2,000	115	0	115
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	3,100	(31)	(32)	1
Japan Government International Bond	CBK	1.000%	03/20/2016	1.254%	700	(7)	(5)	(2)
Japan Government International Bond	CBK	1.000%	06/20/2016	1.307%	2,600	(33)	(1)	(32)
Japan Government International Bond	GST	1.000%	03/20/2016	1.254%	18,700	(186)	(194)	8
Japan Government International Bond	HUS	1.000%	06/20/2016	1.307%	6,700	(85)	(2)	(83)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	6,300	(62)	(76)	14
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%	7,500	(74)	(87)	13
Japan Government International Bond	RYL	1.000%	03/20/2016	1.254%	5,200	(52)	(61)	9
MetLife, Inc.	BOA	1.000%	09/20/2015	3.006%	17,900	(1,224)	(1,188)	(36)
MetLife, Inc.	DUB	1.000%	03/20/2018	3.305%	10,000	(1,202)	(568)	(634)
Oshkosh Corp.	UAG	1.900%	03/20/2012	1.144%	1,000	2	0	2
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.723%	800	(20)	(25)	5

Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.723%		1,000	(26)	(29)	3
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%		800	1	(5)	6
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.052%		2,000	0	(11)	11
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%		400	(10)	(13)	3
SLM Corp.	BOA	5.000%	12/20/2013	4.960%		1,100	3	0	3
SLM Corp.	CBK	5.000%	12/20/2013	4.960%		800	2	69	(67)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	85,400	(61)	(124)	63
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		167,000	(179)	(368)	189
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	10.753%		15,000	(25)	(37)	12
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	10.820%		28,000	(53)	(60)	7
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%		8,000	(3)	(16)	13
TRW Automotive Holdings Corp.	UAG	1.100%	06/20/2012	0.866%		$1,500	2	0	2

							$(3,198)	$(2,825)	$(373)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA. 6-2 Index	JPM	0.170%	05/25/2046	1,536	$(1,349)	$(645)	$(704)
ABX.HE.AA. 7-1 Index	FBF	0.150%	08/25/2037	6,317	(5,967)	(5,022)	(945)
ABX.HE.AA. 7-1 Index	JPM	0.150%	08/25/2037	1,723	(1,627)	(1,051)	(576)
ABX.HE.AA. 7-2 Index	JPM	1.920%	01/25/2038	1,474	(1,377)	(914)	(463)
ABX.HE.AAA. 6-2 Index	CBK	0.110%	05/25/2046	47,879	(27,075)	(28,982)	1,907
ABX.HE.AAA. 6-2 Index	MYC	0.110%	05/25/2046	47,879	(27,075)	(29,027)	1,952
ABX.HE.PENAAA. 6-2 Index	CBK	0.110%	05/25/2046	27,461	(8,683)	(9,474)	791
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	10,000	803	1,410	(607)

					$(72,350)	$(73,705)	$1,355

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	10/13/2021	BOA		$4,400	$(422)	$0	$(422)
Pay	6-Month AUD Bank Bill	5.250%	12/15/2021	BRC	AUD	97,200	921	(138)	1,059
Pay	6-Month AUD Bank Bill	5.250%	12/15/2021	GLM		145,800	1,381	(204)	1,585
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	BRC		75,000	2,253	43	2,210
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	CBK		100,000	3,005	98	2,907
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	UAG		128,000	3,847	(102)	3,949

							$10,985	$(303)	$11,288

(j)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
EuroCredit CDO II BV	2.453%	10/04/2013	10/13/2011	$2,510	$2,304	0.04%

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	27,515	01/2012	MSC	$470	$0	$470
Sell		27,515	01/2012	MSC	0	(83)	(83)
Buy		27,515	01/2012	UAG	83	0	83
Sell		27,515	01/2012	UAG	612	0	612
Buy		27,515	03/2012	UAG	0	(623)	(623)
Buy	EUR	33,027	01/2012	BRC	0	(408)	(408)
Sell		48,498	01/2012	BRC	3,838	0	3,838
Buy		51,994	01/2012	CBK	0	(931)	(931)
Sell		25,603	01/2012	CBK	1,733	0	1,733
Buy		2,388	01/2012	DUB	0	(99)	(99)
Sell		51,655	01/2012	DUB	3,980	0	3,980
Sell		106,990	01/2012	FBL	4,472	0	4,472

Buy		7,807	01/2012	GST	0	(348)	(348)
Buy		8,285	01/2012	JPM	0	(159)	(159)
Buy		1,750	01/2012	MSC	4	0	4
Buy		1,336	01/2012	RBC	0	(71)	(71)
Sell		8,603	01/2012	RBC	644	0	644
Buy		19,567	01/2012	UAG	0	(191)	(191)
Sell		5,067	01/2012	UAG	431	0	431
Sell		33,027	02/2012	BRC	411	0	411
Sell		46,784	02/2012	CBK	563	0	563
Buy		2,408	02/2012	DUB	0	(31)	(31)
Sell		827	02/2012	GST	8	0	8
Sell		6,936	02/2012	JPM	72	0	72
Sell		19,567	02/2012	UAG	194	0	194
Sell	GBP	30,050	01/2012	BRC	455	0	455
Buy		76,892	01/2012	CBK	0	(1,153)	(1,153)
Sell		82,431	01/2012	CBK	629	0	629
Sell		3,520	01/2012	DUB	0	(1)	(1)
Buy		76,111	01/2012	GST	891	0	891
Sell		38,192	01/2012	GST	441	0	441
Sell		76,892	02/2012	CBK	1,155	0	1,155
Sell		803	02/2012	DUB	11	0	11
Sell		1,425	02/2012	FBL	22	0	22
Sell		76,111	02/2012	GST	0	(889)	(889)
Buy		77	03/2012	JPM	0	(1)	(1)
Sell	JPY	10,154,804	01/2012	DUB	321	0	321
Buy	KRW	34,501,760	02/2012	BRC	466	0	466
Buy	MXN	406,066	03/2012	CBK	0	(824)	(824)

					$21,906	$(5,812)	$16,094

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$409,243	$0	$409,243
Corporate Bonds & Notes
Banking & Finance	0	945,182	4,546	949,728
Industrials	0	385,358	168,637	553,995
Utilities	0	62,593	1,113	63,706
Convertible Bonds & Notes
Banking & Finance	0	25,906	0	25,906
Industrials	0	718	0	718
Municipal Bonds & Notes
California	0	37,511	0	37,511
New Jersey	0	7,535	0	7,535
New York	0	8,671	0	8,671
Ohio	0	1,627	0	1,627
Tennessee	0	2,538	0	2,538
U.S. Government Agencies	0	2,931,744	0	2,931,744
U.S. Treasury Obligations	0	905,371	0	905,371
Mortgage-Backed Securities	0	2,273,066	66,959	2,340,025
Asset-Backed Securities	0	1,490,201	197,807	1,688,008
Sovereign Issues	0	21,221	0	21,221
Convertible Preferred Securities
Banking & Finance	1,835	0	0	1,835
Utilities	3,836	0	0	3,836
Preferred Securities
Banking & Finance	2,314	0	0	2,314
Short-Term Instruments
Repurchase Agreements	0	138,517	0	138,517
U.S. Treasury Bills	0	113,600	0	113,600
PIMCO Short-Term Floating NAV Portfolio	105	0	0	105
	$8,090	$9,760,602	$439,062	$10,207,754

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,495	0	5,495
Foreign Exchange Contracts	0	21,906	0	21,906
Interest Rate Contracts	0	11,710	0	11,710
	$0	$39,111	$0	$39,111

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,864)	0	(4,864)
Foreign Exchange Contracts	0	(5,812)	0	(5,812)
Interest Rate Contracts	0	(8,476)	0	(8,476)
	$0	$(19,152)	$0	$(19,152)

Totals	$8,090	$9,780,561	$439,062	$10,227,713

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,393	$7,679	$(4,045)	$28	$18	$(344)	$0	$(183)	$4,546	$(345)
Industrials	25,954	149,130	(5,640)	(141)	(488)	(178)	0	0	168,637	(604)
Utilities	1,255	0	(129)	0	0	(13)	0	0	1,113	(11)
Mortgage-Backed Securities	88,884	66,277	(22,577)	142	1,432	(8,784)	15	(58,430)	66,959	(1,072)
Asset-Backed Securities	121,824	194,895	(75,804)	1,624	193	824	0	(45,749)	197,807	1,739

Totals	$239,310	$417,981	$(108,195)	$1,653	$1,155	$(8,495)	$15	$(104,362)	$439,062	$(293)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments PIMCO

International Fundamental IndexPLUS® TR Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.7%
Boyd Gaming Corp.
6.000% due 12/17/2015	$1,000	$994
Colfax Corp.
4.500% due 09/12/2018	1,250	1,252
Health Management Associates, Inc.
4.500% due 11/18/2018	1,500	1,495
NeuStar, Inc.
5.000% due 11/08/2018	998	1,000
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	1,200	1,198
Springleaf Finance Corp.
5.500% due 05/10/2017	1,700	1,484

Total Bank Loan Obligations (Cost $7,347)		7,423

CORPORATE BONDS & NOTES 12.8%
BANKING & FINANCE 5.3%
Banco Santander Chile
2.006% due 01/19/2016	100	93
Bank of America Corp.
5.650% due 05/01/2018	3,100	2,957
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,800	2,112
Eksportfinans ASA
0.460% due 02/06/2012	500	498
Ford Motor Credit Co. LLC
8.700% due 10/01/2014	500	560
Goldman Sachs Group, Inc.
7.500% due 02/15/2019	3,700	4,091
HSBC Holdings PLC
4.875% due 01/14/2022	1,000	1,058
International Lease Finance Corp.
7.125% due 09/01/2018	500	520
JPMorgan Chase & Co.
4.400% due 07/22/2020	2,100	2,147
Morgan Stanley
5.500% due 01/26/2020	4,000	3,646
SLM Corp.
5.000% due 04/15/2015	200	193
5.375% due 05/15/2014	500	501
8.450% due 06/15/2018	1,700	1,759
Weyerhaeuser Co.
7.375% due 10/01/2019	2,000	2,256

		22,391

INDUSTRIALS 6.4%
Altria Group, Inc.
9.250% due 08/06/2019	2,100	2,823
American Tower Corp.
4.500% due 01/15/2018	1,100	1,120
5.050% due 09/01/2020	200	201
7.000% due 10/15/2017	700	792
Anadarko Petroleum Corp.
8.700% due 03/15/2019	2,000	2,556
Anglo American Capital PLC
9.375% due 04/08/2014	3,200	3,655
Boston Scientific Corp.
6.000% due 01/15/2020	2,100	2,347
Dow Chemical Co.
8.550% due 05/15/2019	2,100	2,751
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021	200	207
Georgia-Pacific LLC
5.400% due 11/01/2020	2,100	2,329
NBCUniversal Media LLC
5.150% due 04/30/2020	3,100	3,456
Rogers Communications, Inc.
6.800% due 08/15/2018	2,300	2,805

Transocean, Inc.
6.000% due 03/15/2018		2,300	2,353

			27,395

UTILITIES 1.1%
Cellco Partnership
8.500% due 11/15/2018		1,300	1,757
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,000	1,140
Verizon Communications, Inc.
6.100% due 04/15/2018		$1,600	1,924

			4,821

Total Corporate Bonds & Notes (Cost $54,628)			54,607

MUNICIPAL BONDS & NOTES 0.8%
LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	313

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	105

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		200	251
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037		100	124
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		200	247
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,200	1,328
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		700	762

			2,712

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	311

Total Municipal Bonds & Notes (Cost $3,374)			3,441

U.S. GOVERNMENT AGENCIES 30.3%
Fannie Mae
0.664% due 05/25/2037		243	242
0.994% due 07/25/2036		156	156
3.000% due 02/01/2027		1,000	1,030
3.500% due 05/01/2019 - 11/01/2041		16,141	16,812
4.000% due 04/01/2023 - 01/01/2042		27,692	29,150
4.500% due 08/01/2033 - 01/01/2042		34,249	36,475
5.000% due 08/01/2033 - 01/01/2042		23,649	25,559
5.500% due 12/01/2036 - 01/01/2042		13,909	15,150
9.511% due 11/25/2040		434	431
Freddie Mac
0.800% due 12/15/2041		3,100	3,095
5.500% due 03/15/2034		842	954
12.365% due 02/15/2041		71	72

Total U.S. Government Agencies (Cost $128,279)			129,126

U.S. TREASURY OBLIGATIONS 51.3%
U.S. Treasury Bonds
3.750% due 08/15/2041		14,700	17,250
U.S. Treasury Notes
0.125% due 08/31/2013		16,000	15,977
0.500% due 08/15/2014 (b)		44,300	44,515
1.000% due 08/31/2016 (b)		42,000	42,472
1.500% due 08/31/2018 (c)		44,300	44,964
2.125% due 08/15/2021		52,400	53,726

Total U.S. Treasury Obligations (Cost $216,938)			218,904

MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		777	575
Banc of America Funding Corp.
5.500% due 08/25/2035		85	85

Banc of America Large Loan, Inc.
5.671% due 02/24/2051		300	330
Banc of America Mortgage Securities, Inc.
2.870% due 01/25/2035		267	220
2.879% due 05/25/2033		545	457
BCRR Trust
4.230% due 12/22/2035		126	127
Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036		175	146
Citigroup Commercial Mortgage Trust
5.743% due 06/14/2050		150	167
Citigroup Mortgage Loan Trust, Inc.
2.450% due 09/25/2035		983	784
Countrywide Home Loan Mortgage Pass-Through Trust
0.624% due 02/25/2035		74	43
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 11/25/2034		149	150
Credit Suisse Mortgage Capital Certificates
5.600% due 04/12/2049		130	137
Deutsche ALT-A Securities, Inc.
0.794% due 02/25/2035		1,398	1,019
G-Force LLC
5.158% due 12/25/2039		473	466
Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^		102	96
GS Mortgage Securities Corp.
5.162% due 12/10/2043		200	229
GSR Mortgage Loan Trust
2.676% due 12/25/2034		222	203
2.680% due 09/25/2035		1,000	748
5.250% due 07/25/2035		376	346
5.500% due 01/25/2037		1,300	1,223
JPMorgan Chase Commercial Mortgage Securities Corp.
2.178% due 11/15/2028		1,600	1,589
LB-UBS Commercial Mortgage Trust
6.145% due 04/15/2041		1,500	1,706
Merrill Lynch Mortgage Investors, Inc.
2.123% due 02/25/2033		632	569
Morgan Stanley Capital
4.661% due 06/15/2044		250	277
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		400	362
RBSCF Trust
5.336% due 05/16/2047		220	238
5.420% due 01/16/2049		150	165
5.467% due 09/16/2039		600	658
5.695% due 09/16/2040		200	218
5.859% due 06/16/2049		200	222
5.899% due 02/16/2051		300	335
Sequoia Mortgage Trust
1.023% due 05/20/2034		450	348
Structured Asset Securities Corp.
2.434% due 02/25/2034		1,475	1,217
5.000% due 05/25/2035		921	893
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037		388	384
WaMu Mortgage Pass-Through Certificates
2.718% due 08/25/2046		678	445
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 02/25/2035		1,369	1,116

Total Mortgage-Backed Securities (Cost $17,758)			18,293

ASSET-BACKED SECURITIES 0.8%
Citibank Omni Master Trust
2.378% due 05/16/2016		400	402
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		470	497
Morgan Stanley Dean Witter Capital
1.274% due 02/25/2033		894	689
SLM Student Loan Trust
1.696% due 06/17/2024	EUR	1,437	1,681

Total Asset-Backed Securities (Cost $3,332)			3,269

SHORT-TERM INSTRUMENTS 16.6%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$697	697

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $711. Repurchase proceeds are $697.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 16.4%
	6,986,291	69,961

Total Short-Term Instruments (Cost $70,661)		70,658

PURCHASED OPTIONS (e) 0.0%
(Cost $44)		27
Total Investments 118.6% (Cost $502,361)		$505,748
Written Options (f) (0.0%) (Premiums $39)		(17)
Other Assets and Liabilities (Net) (18.6%)		(79,324)

Net Assets 100.0%		$426,407

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Affiliated to the Fund.

(b)	Securities with an aggregate market value of $11,684 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Securities with an aggregate market value of $226 and cash of $1 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	195	$(17)
90-Day Eurodollar June Futures	Long	06/2014	65	7

				$(10)

(d)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	1.000%	12/20/2016	$3,700	$(158)	$(143)	$(15)
MCDX 5-Year Index	GST	1.000%	12/20/2016	2,100	(89)	(74)	(15)

					$(247)	$(217)	$(30)

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
China Government International Bond	FBF	1.000%	12/20/2016	1.450%	$100	$(2)	$(5)	$3
Russia Government International Bond	CBK	1.000%	12/20/2012	1.564%	100	0	(1)	1
South Korea Government Bond	FBF	1.000%	12/20/2012	0.982%	100	(1)	(1)	0

						$(3)	$(7)	$4

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	ERAXUDLT Index	415,261	1-Month USD-LIBOR plus a specified spread	$426,959	09/28/2012	JPM	$(5,573)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(e)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$200	$12	$7
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	600	32	20

							$44	$27

(f)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	$200	$3	$(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,200	36	(16)

							$39	$(17)

(g)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2027	$2,000	$2,080	$(2,092)
Fannie Mae	3.500%	01/01/2042	5,000	5,087	(5,144)

				$7,167	$(7,236)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,352	01/2012	HUS	$0	$(11)	$(11)
Sell		1,352	02/2012	CBK	4	0	4
Sell		810	02/2012	JPM	0	(28)	(28)
Buy	CNY	55,757	10/2012	HUS	0	(54)	(54)
Buy		52,201	10/2012	JPM	0	(11)	(11)
Sell	EUR	2,600	01/2012	BRC	153	0	153
Sell		2,081	01/2012	CBK	43	0	43
Buy		2,360	01/2012	FBL	0	(98)	(98)
Sell		2,360	01/2012	GST	42	0	42
Sell		2,850	01/2012	RBC	183	0	183
Sell		2,454	01/2012	UAG	139	0	139
Buy		2,360	02/2012	GST	0	(42)	(42)

					$564	$(244)	$320

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$7,423	$0	$7,423
Corporate Bonds & Notes
Banking & Finance	0	22,391	0	22,391
Industrials	0	27,395	0	27,395
Utilities	0	4,821	0	4,821
Municipal Bonds & Notes
Louisiana	0	313	0	313
Massachusetts	0	105	0	105
New York	0	2,712	0	2,712
Ohio	0	311	0	311
U.S. Government Agencies	0	129,126	0	129,126
U.S. Treasury Obligations	0	218,904	0	218,904
Mortgage-Backed Securities	0	17,827	466	18,293
Asset-Backed Securities	0	3,269	0	3,269
Short-Term Instruments
Repurchase Agreements	0	697	0	697
PIMCO Short-Term Floating NAV Portfolio	69,961	0	0	69,961
Purchased Options
Interest Rate Contracts	0	27	0	27
	$69,961	$435,321	$466	$505,748

Short Sales, at value	$0	$(7,236)	$0	$(7,236)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4	0	4
Foreign Exchange Contracts	0	564	0	564
Interest Rate Contracts	7	0	0	7
	$7	$568	$0	$575

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(30)	0	(30)
Equity Contracts	(5,573)	0	0	(5,573)
Foreign Exchange Contracts	0	(244)	0	(244)
Interest Rate Contracts	(17)	(17)	0	(34)

	$(5,590)	$(291)	$0	$(5,881)

Totals	$64,378	$428,362	$466	$493,206

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 09/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Mortgage-Backed Securities	$0	$456	$0	$0	$0	$10	$0	$0	$466	$10

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
HCA, Inc.
2.796% due 05/02/2016		$1,925	$1,810
Springleaf Finance Corp.
5.500% due 05/10/2017		2,300	2,008

Total Bank Loan Obligations (Cost $4,208)			3,818

CORPORATE BONDS & NOTES 39.0%
BANKING & FINANCE 25.1%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		600	547
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	106
Ally Financial, Inc.
0.000% due 12/01/2012		2,100	1,979
3.963% due 06/20/2014		5,100	4,795
4.500% due 02/11/2014		100	97
6.625% due 05/15/2012		700	709
6.750% due 12/01/2014		625	631
7.500% due 12/31/2013		1,400	1,442
7.500% due 09/15/2020		200	203
American Express Co.
7.000% due 03/19/2018		100	121
American Express Credit Corp.
5.875% due 05/02/2013		100	105
American General Institutional Capital
8.125% due 03/15/2046		200	182
American International Group, Inc.
4.900% due 06/02/2014	CAD	1,500	1,416
5.050% due 10/01/2015		$500	485
5.850% due 01/16/2018		2,200	2,157
6.400% due 12/15/2020		1,900	1,920
ANZ National International Ltd.
6.200% due 07/19/2013		100	106
ASIF I
3.000% due 02/17/2017	EUR	200	225
Banco Santander Brasil S.A.
2.659% due 03/18/2014		$400	381
4.250% due 01/14/2016		300	287
4.500% due 04/06/2015		500	488
Banco Santander Chile
2.006% due 01/19/2016		1,000	930
Bank of America Corp.
5.750% due 12/01/2017		200	189
6.000% due 09/01/2017		125	122
Bank of America N.A.
6.000% due 10/15/2036		6,600	5,497
Bank of Nova Scotia
1.650% due 10/29/2015		200	200
Banque PSA Finance S.A.
2.481% due 04/04/2014		600	556
Barclays Bank PLC
6.050% due 12/04/2017		100	91
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	197
6.500% due 03/10/2021		200	194
Bear Stearns Cos. LLC
1.888% due 07/27/2012	EUR	100	129
BM&FBovespa S.A.
5.500% due 07/16/2020		$100	104
BNP Paribas S.A.
0.791% due 04/08/2013		100	94
1.291% due 01/10/2014		1,000	923
5.000% due 01/15/2021		6,200	5,976
BPCE S.A.
2.375% due 10/04/2013		100	97
BRFkredit A/S
0.653% due 04/15/2013		900	900
Capital One Capital V
10.250% due 08/15/2039		600	626
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2015		116	116
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		38	38

Citigroup Capital XXI
8.300% due 12/21/2077		900	901
Citigroup, Inc.
0.810% due 06/09/2016		4,400	3,439
1.307% due 02/15/2013		200	196
1.848% due 01/13/2014		500	487
2.453% due 08/13/2013		100	98
5.625% due 08/27/2012		100	102
6.000% due 08/15/2017		200	210
8.500% due 05/22/2019		100	118
Countrywide Financial Corp.
5.800% due 06/07/2012		200	200
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		1,600	1,538
Credit Suisse
2.200% due 01/14/2014		300	297
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		200	202
Deutsche Bank AG
2.118% due 09/22/2015	EUR	200	222
Dexia Credit Local
2.000% due 03/05/2013		$2,400	2,308
European Investment Bank
3.625% due 01/15/2021	EUR	100	136
4.625% due 04/15/2020		700	1,025
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$500	501
7.000% due 10/01/2013		700	744
7.000% due 04/15/2015		200	216
7.500% due 08/01/2012		700	723
8.000% due 12/15/2016		200	227
8.700% due 10/01/2014		200	224
12.000% due 05/15/2015		600	740
Goldman Sachs Group, Inc.
1.435% due 02/07/2014		3,100	2,899
1.940% due 01/30/2017	EUR	400	420
5.950% due 01/18/2018		$6,300	6,459
6.150% due 04/01/2018		700	723
6.750% due 10/01/2037		1,200	1,118
HSBC Bank PLC
2.000% due 01/19/2014		200	197
HSBC Holdings PLC
5.100% due 04/05/2021		3,100	3,299
6.500% due 05/02/2036		200	202
ING Bank NV
1.940% due 06/09/2014		400	383
2.500% due 01/14/2016		100	98
2.625% due 02/09/2012		300	301
International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,905
6.625% due 11/15/2013		1,300	1,300
6.750% due 09/01/2016		100	103
Intesa Sanpaolo SpA
2.906% due 02/24/2014		500	441
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	303
JPMorgan Chase & Co.
1.296% due 05/02/2014		4,200	4,079
6.000% due 01/15/2018		100	112
7.900% due 04/29/2049		900	961
JPMorgan Chase Capital XXI
1.379% due 01/15/2087		300	215
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	1,000	1,323
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$500	134
Lloyds TSB Bank PLC
2.766% due 01/24/2014		900	852
4.875% due 01/21/2016		100	98
5.800% due 01/13/2020		4,200	3,992
12.000% due 12/29/2049		300	275
Macquarie Bank Ltd.
6.625% due 04/07/2021		3,800	3,508
Majapahit Holding BV
7.750% due 01/20/2020		200	233
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	395
MetLife Institutional Funding II
1.481% due 04/04/2014		800	799
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
1.992% due 01/16/2017	EUR	1,900	1,915
2.953% due 05/14/2013		$500	480

3.450% due 11/02/2015	3,800	3,502
National Australia Bank Ltd.
1.111% due 04/11/2014	2,400	2,377
Nordea Bank AB
2.125% due 01/14/2014	100	98
4.875% due 01/27/2020	300	309
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014	900	873
Northern Rock Asset Management PLC
5.625% due 06/22/2017	500	532
Pricoa Global Funding I
0.528% due 01/30/2012	100	100
0.774% due 09/27/2013	100	99
Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	107
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	104
5.000% due 07/21/2020	100	107
RCI Banque S.A.
2.261% due 04/11/2014	1,600	1,526
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	800	805
6.990% due 10/29/2049	200	126
SLM Corp.
0.718% due 01/27/2014	200	181
5.000% due 10/01/2013	2,300	2,306
6.250% due 01/25/2016	900	876
8.000% due 03/25/2020	800	810
8.450% due 06/15/2018	600	621
Springleaf Finance Corp.
6.900% due 12/15/2017	200	145
SSIF Nevada LP
1.101% due 04/14/2014	3,900	3,841
State Bank of India
4.500% due 07/27/2015	1,000	990
Stone Street Trust
5.902% due 12/15/2015	300	276
UBS AG
2.250% due 08/12/2013	3,100	3,074
5.875% due 12/20/2017	100	104
UBS Preferred Funding Trust V
6.243% due 05/29/2049	700	599
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020	1,100	1,133
Wells Fargo & Co.
7.980% due 03/29/2049	700	753
Westpac Banking Corp.
1.309% due 03/31/2014	1,000	1,004
Weyerhaeuser Co.
7.375% due 03/15/2032	1,800	1,892

		119,238

INDUSTRIALS 10.5%
Alcoa, Inc.
6.150% due 08/15/2020	300	312
Altria Group, Inc.
9.700% due 11/10/2018	100	135
Amgen, Inc.
6.900% due 06/01/2038	400	494
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014	1,200	1,203
Asciano Finance Ltd.
5.000% due 04/07/2018	2,500	2,510
AstraZeneca PLC
5.900% due 09/15/2017	100	121
BMW Finance NV
5.250% due 05/21/2012	200	203
Braskem Finance Ltd.
5.750% due 04/15/2021	300	301
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	356
Continental Airlines, Inc.
6.750% due 09/15/2015	900	862
COX Communications, Inc.
7.125% due 10/01/2012	2,000	2,095
CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,155
Daimler Finance North America LLC
1.742% due 09/13/2013	400	395
Dell, Inc.
4.700% due 04/15/2013	200	209
Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,379

Dow Chemical Co.
4.850% due 08/15/2012	300	307
6.000% due 10/01/2012	1,800	1,870
Ecopetrol S.A.
7.625% due 07/23/2019	400	486
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,072
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	400	393
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	203
9.250% due 04/23/2019	200	239
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,200	1,272
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,000	997
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	651
HCA, Inc.
7.875% due 02/15/2020	400	434
8.500% due 04/15/2019	800	880
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	106
7.625% due 04/09/2019	1,000	1,237
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	705
International Business Machines Corp.
5.700% due 09/14/2017	400	485
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	343
Kraft Foods, Inc.
6.125% due 02/01/2018	100	117
Lyondell Chemical Co.
8.000% due 11/01/2017	135	148
MeadWestvaco Corp.
6.850% due 04/01/2012	2,000	2,017
Noble Group Ltd.
6.750% due 01/29/2020	2,600	2,262
Novatek Finance Ltd.
5.326% due 02/03/2016	200	203
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	882	913
Oracle Corp.
5.750% due 04/15/2018	200	243
Pernod-Ricard S.A.
5.750% due 04/07/2021	800	904
Petrobras International Finance Co.
7.875% due 03/15/2019	600	719
Petroleos Mexicanos
5.500% due 01/21/2021	300	327
Philip Morris International, Inc.
6.375% due 05/16/2038	100	131
Plains All American Pipeline LP
4.250% due 09/01/2012	1,700	1,734
PPG Industries, Inc.
1.900% due 01/15/2016	300	300
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	2,300	2,093
Rohm and Haas Co.
6.000% due 09/15/2017	100	114
RZD Capital Ltd.
5.739% due 04/03/2017	300	303
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,656
Time Warner, Inc.
6.100% due 07/15/2040	600	705
Union Pacific Corp.
4.163% due 07/15/2022	175	190
UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	104
UST LLC
6.625% due 07/15/2012	2,000	2,058
Vale Overseas Ltd.
6.875% due 11/10/2039	400	459
Vivendi S.A.
5.750% due 04/04/2013	300	314
Volkswagen International Finance NV
1.031% due 10/01/2012	1,200	1,199

WM Wrigley Jr. Co.
3.050% due 06/28/2013	2,000	2,037

		49,660

UTILITIES 3.4%
AT&T, Inc.
6.300% due 01/15/2038	200	246
6.700% due 11/15/2013	2,000	2,206
BellSouth Corp.
4.463% due 04/26/2021	5,700	5,764
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	456
Commonwealth Edison Co.
6.150% due 03/15/2012	1,500	1,516
Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,705
Enel Finance International NV
6.800% due 09/15/2037	300	261
NGPL PipeCo LLC
6.514% due 12/15/2012	100	101
NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,560
TNK-BP Finance S.A.
6.625% due 03/20/2017	800	820
7.250% due 02/02/2020	100	104
Verizon Communications, Inc.
1.184% due 03/28/2014	900	899
5.250% due 04/15/2013	100	106
Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	301

		16,045

Total Corporate Bonds & Notes (Cost $186,306)		184,943

MUNICIPAL BONDS & NOTES 3.0%
ARIZONA 0.2%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,105

CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	130
6.918% due 04/01/2040	900	1,151
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	120
7.550% due 04/01/2039	100	122
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	453
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,148
Los Angeles CA Wastewater System Revenue, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,143
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	220

		5,592

ILLINOIS 0.8%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	234
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	1,500	1,600
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,841
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103

		3,778

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	115

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	200	200

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,370

		1,570

NEW YORK 0.3%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,269
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	100	107

		1,487

NORTH CAROLINA 0.0%
North Carolina Turnkpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	114

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	79

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	482

WASHINGTON 0.1%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	160

Total Municipal Bonds & Notes (Cost $12,200)		14,482

U.S. GOVERNMENT AGENCIES 58.3%
Fannie Mae
0.644% due 07/25/2037	237	237
0.674% due 07/25/2037	240	240
0.694% due 09/25/2035	204	202
0.704% due 09/25/2035	333	330
1.014% due 06/25/2037	431	433
1.024% due 06/25/2040	1,872	1,878
1.034% due 03/25/2040	425	429
3.000% due 02/01/2027	1,000	1,030
3.500% due 01/01/2027	100	105
4.000% due 05/01/2024 - 01/01/2042	101,292	106,551
4.500% due 05/01/2023 - 01/01/2042	51,809	55,186
5.000% due 06/01/2035 - 07/01/2035	9,956	10,768
5.500% due 02/01/2018 - 01/01/2042	56,289	61,312
6.000% due 07/01/2038	331	364
6.500% due 10/01/2035	108	122
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	1,433	1,422
Freddie Mac
0.848% due 06/15/2041	4,024	4,022
0.978% due 08/15/2037	375	377
0.988% due 10/15/2037	91	91
0.998% due 05/15/2037 - 09/15/2037	429	430
4.500% due 11/01/2040 - 04/01/2041	26,735	28,347
5.500% due 07/01/2028 - 07/01/2038	1,143	1,246
Ginnie Mae
6.000% due 08/15/2037	633	727
Small Business Administration
4.430% due 05/01/2029	237	261
5.290% due 12/01/2027	63	71
5.490% due 03/01/2028	473	530
6.220% due 12/01/2028	74	85

Total U.S. Government Agencies (Cost $274,246)		276,796

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 07/15/2021 (d)	4,018	4,300
2.125% due 02/15/2040 (d)	3,141	4,216
2.375% due 01/15/2025	1,081	1,375
2.375% due 01/15/2027	95	123
3.875% due 04/15/2029 (f)	1,515	2,363
U.S. Treasury Notes
0.250% due 12/15/2014 (d)(g)	12,871	12,833
0.875% due 12/31/2016 (a)	15,170	15,203
2.000% due 11/15/2021	500	506
2.625% due 11/15/2020 (d)(g)	6,400	6,889

3.375% due 11/15/2019		500	570

Total U.S. Treasury Obligations (Cost $48,324)			48,378

MORTGAGE-BACKED SECURITIES 7.0%
Arran Residential Mortgages Funding PLC
2.660% due 11/19/2047	EUR	3,619	4,679
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.622% due 06/10/2049		$600	646
5.634% due 04/10/2049		918	941
Bear Stearns Alt-A Trust
0.454% due 02/25/2034		189	139
Countrywide Alternative Loan Trust
0.454% due 02/25/2047		160	90
0.474% due 05/25/2047		1,121	571
1.208% due 02/25/2036		96	58
Countrywide Home Loan Mortgage Pass-Through Trust
2.745% due 02/20/2035		112	87
2.751% due 11/25/2034		69	50
Eclipse Ltd.
1.155% due 01/25/2020	GBP	1,713	2,203
European Loan Conduit
1.612% due 05/15/2019	EUR	1,906	2,015
Extended Stay America Trust
2.951% due 11/05/2027		$784	788
Gracechurch Mortgage Financing PLC
0.559% due 11/20/2056		1,576	1,570
Granite Master Issuer PLC
0.545% due 12/20/2054		706	675
1.247% due 12/20/2054	EUR	1,621	2,004
1.417% due 12/20/2054		600	740
Granite Mortgages PLC
1.354% due 01/20/2044	GBP	40	59
1.450% due 09/20/2044		178	264
1.959% due 01/20/2044	EUR	40	50
Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^		$6	5
GS Mortgage Securities Corp.
1.142% due 03/06/2020		111	110
2.716% due 02/10/2021		1,600	1,603
7.800% due 07/13/2030		2,600	2,610
GSR Mortgage Loan Trust
2.722% due 09/25/2035		1,390	1,269
5.093% due 11/25/2035		42	37
6.000% due 03/25/2037		39	34
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	551
5.336% due 05/15/2047		600	639
5.420% due 01/15/2049		300	326
JPMorgan Mortgage Trust
2.767% due 08/25/2034		615	524
5.024% due 02/25/2035		20	20
5.750% due 01/25/2036		37	34
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		26	17
5.253% due 09/25/2035		931	781
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		47	36
Morgan Stanley Capital
0.339% due 10/15/2020		13	13
5.439% due 02/12/2044		1,100	1,148
5.450% due 10/28/2033		269	268
5.610% due 04/15/2049		397	412
5.809% due 12/12/2049		500	553
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		81	68
OBP Depositor LLC Trust
4.646% due 07/15/2045		500	563
Residential Accredit Loans, Inc.
1.568% due 09/25/2045		163	85
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037		94	47
0.535% due 07/19/2035		43	35
Titan Europe PLC
1.262% due 10/23/2016	GBP	1,636	2,191
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020		$124	111
WaMu Mortgage Pass-Through Certificates
0.938% due 01/25/2047		56	31
1.208% due 02/25/2046		319	211
1.408% due 11/25/2042		225	176
Wells Fargo Mortgage-Backed Securities Trust
2.608% due 11/25/2034		937	878

2.948% due 01/25/2035		48	44

Total Mortgage-Backed Securities (Cost $35,501)			33,059

ASSET-BACKED SECURITIES 3.6%
Bear Stearns Asset-Backed Securities Trust
0.384% due 06/25/2047		16	16
BNC Mortgage Loan Trust
0.394% due 05/25/2037		64	57
Citibank Omni Master Trust
2.378% due 05/16/2016		1,000	1,006
3.028% due 08/15/2018		1,800	1,890
Citigroup Mortgage Loan Trust, Inc.
0.404% due 08/25/2036		74	67
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		54	51
0.374% due 10/25/2047		21	21
Driver One GmbH
2.038% due 09/21/2014	EUR	346	448
Duane Street CLO
0.688% due 11/08/2017		$3,396	3,258
GSAMP Trust
0.364% due 12/25/2036		35	23
Hillmark Funding
0.729% due 05/21/2021		900	822
HSBC Home Equity Loan Trust
1.225% due 11/20/2036		2,003	1,963
HSI Asset Securitization Corp. Trust
0.344% due 12/25/2036		25	24
ING Investment Management
0.797% due 12/01/2017		769	739
MASTR Asset-Backed Securities Trust
0.344% due 01/25/2037		40	9
Morgan Stanley ABS Capital
0.334% due 01/25/2037		4	4
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		703	700
Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037		52	44
SLC Student Loan Trust
4.750% due 06/15/2033		1,671	1,636
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	1,384	1,632
3.500% due 08/17/2043		$543	535
3.528% due 05/16/2044		450	460
4.500% due 11/16/2043		93	88
Soundview Home Equity Loan Trust
0.374% due 06/25/2037		40	31
Specialty Underwriting & Residential Finance
0.354% due 01/25/2038		33	30
Venture CDO Ltd.
0.636% due 07/22/2021		1,600	1,465

Total Asset-Backed Securities (Cost $17,541)			17,019

SOVEREIGN ISSUES 4.5%
Canada Government Bond
2.750% due 09/01/2016 (g)	CAD	500	523
Canada Housing Trust No. 1
3.800% due 06/15/2021		200	220
Export-Import Bank of Korea
4.000% due 01/29/2021		$500	485
5.125% due 06/29/2020		100	105
8.125% due 01/21/2014		800	888
Indonesia Government International Bond
7.500% due 01/15/2016		500	581
Korea Development Bank
4.375% due 08/10/2015		200	206
Korea Finance Corp.
3.250% due 09/20/2016		100	99
Mexico Government International Bond
5.750% due 10/12/2110		2,300	2,461
6.000% due 06/18/2015	MXN	16,400	1,206
Province of Ontario Canada
1.375% due 01/27/2014		$400	405
3.150% due 06/02/2022	CAD	100	100
4.200% due 06/02/2020		6,600	7,234
4.300% due 03/08/2017		100	110
Russia Government International Bond
7.500% due 03/31/2030		$1,169	1,360
Turkey Government International Bond
7.000% due 09/26/2016		3,900	4,295
7.500% due 07/14/2017		700	791

United Kingdom Gilt
4.250% due 09/07/2039	GBP	100	191
4.250% due 12/07/2040		200	382

Total Sovereign Issues (Cost $21,235)			21,642

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		600	633

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	3

Total Convertible Preferred Securities (Cost $582)			636

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 0.4%
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		$700	700
0.000% due 02/06/2012		1,100	1,098

			1,798

COMMERCIAL PAPER 0.3%
Vodafone Group PLC
0.880% due 01/19/2012		1,600	1,599

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012		597	597

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $611. Repurchase proceeds are $597.)
JAPAN TREASURY BILLS 0.1%
0.100% due 03/29/2012	JPY	20,000	260

U.S. TREASURY BILLS 0.4%
0.028% due 01/19/2012 (d)		$1,810	1,810

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.9%
		883,887	8,851

Total Short-Term Instruments (Cost $14,911)			14,915

PURCHASED OPTIONS (i) 0.0%
(Cost $26)			35
Total Investments 129.7% (Cost $615,080)			$615,723
Written Options (j) (0.1%) (Premiums $908)			(312)
Other Assets and Liabilities (Net) (29.6%)			(140,801)

Net Assets 100.0%			$474,610

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $7,866 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $18,015 at a weighted average interest rate of 0.205%. On December 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $286 and cash of $9 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note March Futures	Long	03/2012	100	$37
U.S. Treasury 10-Year Note March Futures	Long	03/2012	4	1

				$38

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $586 and cash of $2 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	6,100	$260	$151
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		4,300	176	131
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		1,400	99	9
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	3,600	347	66

						$882	$357

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%	$5,000	$59	$105	$(46)
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.724%	1,200	(38)	(9)	(29)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%	1,000	(13)	(8)	(5)
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.388%	1,300	(18)	(7)	(11)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.476%	2,000	(40)	(6)	(34)
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.848%	700	(47)	(31)	(16)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.350%	200	(2)	(2)	0
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.476%	1,900	(38)	(3)	(35)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.254%	12,500	(96)	(229)	133
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%	400	(4)	(11)	7
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.388%	2,500	(36)	(14)	(22)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%	1,700	(19)	21	(40)
China Government International Bond	BRC	1.000%	06/20/2016	1.350%	3,500	(51)	45	(96)
China Government International Bond	MYC	1.000%	06/20/2015	1.149%	5,200	(24)	(92)	68
France Government Bond	GST	0.250%	03/20/2016	2.031%	6,100	(428)	(377)	(51)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	300	(24)	(11)	(13)
France Government Bond	RYL	0.250%	12/20/2015	1.997%	700	(46)	(14)	(32)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%	400	(20)	(8)	(12)
General Electric Capital Corp.	BOA	1.000%	09/20/2016	2.436%	3,000	(184)	(70)	(114)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	1.562%	500	(4)	0	(4)
General Electric Capital Corp.	GST	1.000%	03/20/2016	2.368%	1,700	(90)	(29)	(61)
Germany Government Bond	UAG	0.250%	06/20/2016	0.918%	2,000	(58)	(68)	10
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2016	3.256%	800	(74)	(18)	(56)
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.447%	400	(44)	(28)	(16)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%	700	(27)	(12)	(15)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.922%	100	(4)	(2)	(2)
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.447%	100	(11)	(7)	(4)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%	300	(33)	(20)	(13)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.922%	300	(11)	(5)	(6)
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.922%	100	(4)	(2)	(2)
Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.785%	3,600	(106)	(214)	108
Indonesia Government International Bond	RYL	1.080%	03/20/2012	0.943%	100	0	0	0

Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	400	(44)	(28)	(16)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	3,900	(31)	(36)	5
Japan Government International Bond	MYC	1.000%	09/20/2016	1.353%	700	(11)	(7)	(4)
Japan Government International Bond	UAG	1.000%	09/20/2016	1.353%	400	(6)	(4)	(2)
MetLife, Inc.	BOA	1.000%	12/20/2015	3.060%	500	(37)	(24)	(13)
MetLife, Inc.	CBK	1.000%	12/20/2015	3.060%	400	(29)	(14)	(15)
MetLife, Inc.	DUB	1.000%	03/20/2018	3.305%	700	(85)	(40)	(45)
MetLife, Inc.	GST	1.000%	09/20/2015	3.006%	800	(54)	(51)	(3)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%	1,100	(75)	(65)	(10)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%	1,000	(10)	(8)	(2)
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.410%	3,300	(57)	0	(57)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.410%	2,100	(37)	5	(42)
Mexico Government International Bond	GST	1.000%	03/20/2016	1.362%	5,000	(71)	(154)	83
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.281%	200	(2)	(2)	0
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.473%	300	(17)	(9)	(8)
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.598%	1,100	(76)	(22)	(54)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%	2,700	(368)	(370)	2
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%	4,100	(584)	(458)	(126)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%	3,300	(331)	(358)	27
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	1,500	8	13	(5)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%	200	2	2	0
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%	1,200	10	28	(18)
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.703%	200	2	2	0
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%	100	1	2	(1)
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%	300	4	2	2

						$(3,433)	$(2,722)	$(711)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$4,400	$322	$355	$(33)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	600	44	74	(30)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	5,800	424	365	59
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	1,100	89	78	11
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	1,100	88	139	(51)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	16	23	(7)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	1,500	120	186	(66)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	200	17	21	(4)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	9	14	(5)
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	386	3	0	3
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	193	3	0	3

					$1,136	$1,255	$(119)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	GLM		$176,000	$588	$(179)	$767
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		92,800	403	(338)	741
Pay	1-Year BRL-CDI	10.570%	01/02/2012	UAG	BRL	100	(1)	(2)	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		300	6	0	6
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		400	12	(3)	15
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		800	0	(1)	1
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		800	1	0	1
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		800	1	0	1
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		400	2	(1)	3
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		500	4	0	4
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		900	15	0	15
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		100	2	0	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,200	20	1	19
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		2,500	42	8	34

Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		400	7	2	5
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		200	4	0	4
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		400	5	0	5
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		400	5	0	5
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		100	2	0	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	37	6	31
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		300	6	1	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	4	1	3
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	6	0	6
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		1,100	25	3	22
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		1,400	28	8	20
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		300	6	1	5
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		700	0	(2)	2
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,000	2	(4)	6
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		400	1	0	1
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		300	1	0	1
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		400	1	0	1
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		100	0	0	0
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		300	3	0	3
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		400	4	0	4
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		500	6	0	6
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		2,000	33	0	33
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		400	9	2	7
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		200	4	0	4
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	3	0	3
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		200	6	1	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		100	4	1	3
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		400	12	3	9
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	100	0	0	0
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		200	(1)	0	(1)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS	GBP	6,600	621	55	566
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		2,900	273	34	239
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	9,300	(6)	4	(10)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		3,700	(2)	1	(3)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		1,200	(1)	0	(1)

							$2,203	$(398)	$2,601

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index Fund	2,262,405	3-Month USD-LIBOR plus a specified spread	$114,794	02/15/2012	BOA	$(1,530)
Receive	iShares MSCI EAFE Index Fund	3,100,836	3-Month USD-LIBOR plus a specified spread	152,654	05/15/2012	BOA	2,461
Receive	iShares MSCI EAFE Index Fund	2,738,772	3-Month USD-LIBOR plus a specified spread	143,429	01/31/2012	JPM	(6,342)
Receive	iShares MSCI EAFE Index Fund	7,420,311	3-Month USD-LIBOR plus a specified spread	354,320	03/30/2012	JPM	16,860
Pay	iShares MSCI EAFE Index Fund	6,085,585	3-Month USD-LIBOR plus a specified spread	290,274	03/30/2012	JPM	(13,970)

							$(2,521)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$6,500	$26	$35

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	33	$27	$(3)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$3,500	$20	$(5)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	13,000	26	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,500	21	(3)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	13	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	700	3	(2)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	7,500	53	(42)

Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	8	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	5,100	14	(18)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,900	55	(3)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	26	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,100	19	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,800	20	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,200	13	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	3,000	31	(15)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	36	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,800	25	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,000	24	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	13,900	192	(91)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,600	20	(10)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	13,300	185	(87)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,500	31	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	2	0

							$842	$(292)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(5)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	2,700	24	(11)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	300	4	(1)

						$39	$(17)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	782	02/2012	DUB	$0	$(19)	$(19)
Buy		609	02/2012	WST	21	0	21
Buy	BRL	316	01/2012	HUS	1	0	1
Sell		316	01/2012	HUS	1	0	1
Buy		8,463	01/2012	JPM	26	0	26
Sell		8,463	01/2012	JPM	0	(5)	(5)
Buy		11,555	01/2012	MSC	3	(282)	(279)
Sell		11,555	01/2012	MSC	2	(34)	(32)
Buy		1,080	01/2012	UAG	3	0	3
Sell		1,080	01/2012	UAG	3	(2)	1
Buy		8,463	03/2012	JPM	3	0	3
Sell	CAD	205	02/2012	BRC	0	0	0
Sell		8,494	02/2012	DUB	0	(97)	(97)
Buy		541	02/2012	JPM	5	0	5
Sell		94	02/2012	MSC	0	(1)	(1)
Sell		1,217	02/2012	RBC	1	0	1
Sell		103	02/2012	UAG	0	0	0
Buy	CNY	3,789	02/2012	BRC	5	0	5
Sell		11,509	02/2012	HUS	0	(17)	(17)
Sell		8,312	02/2012	JPM	0	(12)	(12)
Sell		641	06/2012	BRC	0	(1)	(1)
Buy		9,681	06/2012	CBK	3	(3)	0
Buy		638	06/2012	DUB	0	(1)	(1)
Sell		639	06/2012	FBL	0	0	0
Buy		7,664	06/2012	HUS	4	0	4
Buy		32,457	06/2012	JPM	16	(15)	1
Sell		3,846	06/2012	JPM	0	(4)	(4)
Buy		3,822	06/2012	MSC	1	0	1
Sell		2,568	06/2012	UAG	0	(4)	(4)
Buy		6,944	02/2013	CBK	0	(13)	(13)
Buy		3,155	02/2013	GST	0	(6)	(6)
Buy	EUR	4,822	01/2012	BRC	0	(348)	(348)
Sell		5,208	01/2012	BRC	412	0	412
Sell		632	01/2012	CBK	5	0	5
Sell		7,272	01/2012	DUB	482	0	482
Sell		15,311	01/2012	FBL	638	0	638
Buy		15,311	01/2012	GST	0	(272)	(272)
Sell		394	01/2012	GST	5	0	5
Buy		1,521	01/2012	JPM	0	(75)	(75)
Sell		534	01/2012	MSC	8	0	8
Buy		219	01/2012	RBC	0	(13)	(13)
Sell		589	01/2012	RBC	25	0	25
Sell		2,227	01/2012	UAG	131	0	131
Sell		15,311	02/2012	GST	273	0	273
Sell	GBP	1,139	01/2012	BRC	17	0	17
Buy		610	01/2012	CBK	0	0	0

Sell		4,565	01/2012	GST	53	0	53
Buy		5,094	01/2012	RBC	0	(66)	(66)
Buy		163	02/2012	MSC	0	(2)	(2)
Sell		5,094	02/2012	RBC	66	0	66
Buy	IDR	3,300,720	01/2012	BOA	0	(6)	(6)
Sell		3,556,000	01/2012	BRC	10	0	10
Buy		1,689,000	01/2012	DUB	0	(12)	(12)
Buy		1,729,000	01/2012	HUS	0	(10)	(10)
Sell		4,002,000	01/2012	MSC	9	0	9
Buy		818,000	01/2012	UAG	0	(4)	(4)
Sell		2,468,000	01/2012	UAG	5	0	5
Sell		1,051,000	07/2012	BRC	1	0	1
Sell		108,624	07/2012	GST	0	0	0
Buy		10,936,904	07/2012	HUS	0	(51)	(51)
Sell		7,288,000	07/2012	HUS	10	0	10
Buy	JPY	295,673	01/2012	DUB	0	(9)	(9)
Sell		345,863	01/2012	DUB	0	(47)	(47)
Sell		20,000	03/2012	FBL	0	(3)	(3)
Buy	MXN	829	03/2012	BRC	0	0	0
Buy		534	03/2012	HUS	0	0	0
Sell		5,318	03/2012	HUS	21	0	21
Sell		5,348	03/2012	MSC	19	0	19
Sell		8,004	03/2012	UAG	30	0	30
Sell	MYR	328	04/2012	CBK	3	0	3
Buy		328	04/2012	JPM	0	(5)	(5)
Sell	PHP	19,795	03/2012	BRC	10	0	10
Buy		30,724	03/2012	CBK	0	(4)	(4)
Sell		2,000	03/2012	CBK	0	(1)	(1)
Sell		4,285	03/2012	GST	2	0	2
Buy		8,853	03/2012	HUS	0	(2)	(2)
Sell		17,692	03/2012	JPM	0	(4)	(4)
Buy		4,194	03/2012	MSC	0	(1)	(1)
Buy	TWD	3,076	01/2012	BRC	0	(6)	(6)
Sell		3,076	01/2012	BRC	0	(1)	(1)
Sell	ZAR	60	01/2012	BRC	0	0	0
Buy		760	01/2012	JPM	0	(10)	(10)
Sell		700	01/2012	JPM	1	0	1

					$2,334	$(1,468)	$866

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$3,818	$0	$3,818
Corporate Bonds & Notes
Banking & Finance	0	119,238	0	119,238
Industrials	0	49,660	0	49,660
Utilities	0	16,045	0	16,045
Municipal Bonds & Notes
Arizona	0	1,105	0	1,105
California	0	5,592	0	5,592
Illinois	0	3,778	0	3,778
Nebraska	0	115	0	115
New Jersey	0	1,570	0	1,570
New York	0	1,487	0	1,487
North Carolina	0	114	0	114
Ohio	0	79	0	79
Texas	0	482	0	482
Washington	0	160	0	160
U.S. Government Agencies	0	275,374	1,422	276,796
U.S. Treasury Obligations	0	48,378	0	48,378
Mortgage-Backed Securities	0	31,456	1,603	33,059
Asset-Backed Securities	0	15,458	1,561	17,019
Sovereign Issues	0	21,642	0	21,642
Convertible Preferred Securities
Banking & Finance	633	0	0	633
Industrials	0	0	3	3
Short-Term Instruments
Certificates of Deposit	0	1,798	0	1,798
Commercial Paper	0	1,599	0	1,599
Repurchase Agreements	0	597	0	597
Japan Treasury Bills	0	260	0	260
U.S. Treasury Bills	0	1,810	0	1,810
PIMCO Short-Term Floating NAV Portfolio	8,851	0	0	8,851
Purchased Options
Interest Rate Contracts	0	35	0	35
	$9,484	$601,650	$4,589	$615,723

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	522	0	522
Equity Contracts	0	19,321	0	19,321

Foreign Exchange Contracts	0	2,334	0	2,334
Interest Rate Contracts	38	2,973	0	3,011
	$38	$25,150	$0	$25,188

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,352)	0	(1,352)
Equity Contracts	0	(21,842)	0	(21,842)
Foreign Exchange Contracts	0	(1,468)	0	(1,468)
Interest Rate Contracts	0	(310)	(17)	(327)
	$0	$(24,972)	$(17)	$(24,989)

Totals	$9,522	$601,828	$4,572	$615,922

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$900	$0	$0	$0	$0	$(27)	$0	$(873)	$0	$0
U.S. Government Agencies	1,822	0	(389)	0	0	(11)	0	0	1,422	(11)
Mortgage-Backed Securities	0	1,596	(1)	0	0	8	0	0	1,603	8
Asset-Backed Securities	5,095	1,026	(581)	22	7	(50)	0	(3,958)	1,561	(30)
Convertible Preferred Securities	0	0	0	0	0	0	3	0	3	0

	7,817	2,622	(971)	22	7	(80)	3	(4,831)	4,589	(33)
Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(172)	$0	$0	$0	$92	$63	$0	$0	$(17)	$8

Totals	$7,645	$2,622	$(971)	$22	$99	$(17)	$3	$(4,831)	$4,572	$(25)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Hedged)

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 15.3%
Ally Financial, Inc.
3.963% due 06/20/2014		$400	$376
American International Group, Inc.
4.950% due 03/20/2012		300	297
5.850% due 01/16/2018		750	735
Bank of America Corp.
5.650% due 05/01/2018		400	382
Banque PSA Finance S.A.
2.481% due 04/04/2014		500	463
Barclays Bank PLC
1.438% due 01/13/2014		500	485
6.050% due 12/04/2017		1,600	1,454
10.179% due 06/12/2021		1,040	1,105
Cie de Financement Foncier
2.500% due 09/16/2015		3,600	3,502
Citigroup, Inc.
2.453% due 08/13/2013		1,200	1,178
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	1,000	1,322
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		$900	930
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	135
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		$400	346
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,137
International Lease Finance Corp.
7.125% due 09/01/2018		3,500	3,640
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 ^		1,800	2
6.875% due 05/02/2018 ^		200	54
Lloyds TSB Bank PLC
12.000% due 12/29/2049		2,400	2,202
Loews Corp.
5.250% due 03/15/2016		2,800	3,086
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		400	406
Morgan Stanley
1.408% due 04/29/2013		1,900	1,791
2.875% due 07/28/2014		100	94
6.250% due 08/28/2017		300	294
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	210
Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		2,450	2,353
7.640% due 03/29/2049		1,900	1,028
SSIF Nevada LP
1.101% due 04/14/2014		1,600	1,576
UBS AG
5.875% due 12/20/2017		1,400	1,460

			33,043

INDUSTRIALS 6.0%
ALROSA Finance S.A.
7.750% due 11/03/2020		1,475	1,475
Barrick North America Finance LLC
4.400% due 05/30/2021		1,800	1,952
BMW U.S. Capital LLC
1.013% due 12/21/2012		2,000	2,000
Daimler Finance North America LLC
1.184% due 03/28/2014		1,100	1,062
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		1,800	1,915
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,480
Steel Dynamics, Inc.
7.375% due 11/01/2012		800	835
Volkswagen International Finance NV
1.031% due 10/01/2012		900	899

1.191% due 04/01/2014	400	392

		13,010

UTILITIES 1.0%
Embarq Corp.
6.738% due 06/01/2013	2,000	2,082

Total Corporate Bonds & Notes (Cost $50,836)		48,135

MUNICIPAL BONDS & NOTES 3.3%
CALIFORNIA 0.7%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,453
Palomar Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	100	104

		1,557

ILLINOIS 1.4%
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,000	3,086

OHIO 0.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	503

SOUTH CAROLINA 0.9%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.970% due 06/02/2014	1,800	1,802

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	207

Total Municipal Bonds & Notes (Cost $7,158)		7,155

U.S. GOVERNMENT AGENCIES 50.4%
Fannie Mae
0.414% due 03/25/2034	17	16
0.424% due 03/25/2036	697	650
0.644% due 09/25/2042	343	340
1.625% due 11/25/2023	111	114
1.813% due 04/25/2024	95	98
1.948% due 08/01/2035	359	371
2.192% due 09/01/2035	337	352
2.300% due 10/01/2035	317	333
2.386% due 07/01/2032	23	23
2.390% due 07/01/2035	585	618
2.402% due 02/01/2034	215	227
2.404% due 08/01/2036	380	402
2.405% due 09/01/2031	2	2
2.417% due 10/01/2035	282	297
2.457% due 10/01/2035	215	227
2.521% due 11/01/2034	410	435
2.550% due 02/01/2035	146	154
2.596% due 03/01/2036	1,220	1,296
3.000% due 02/01/2027	29,000	29,865
3.500% due 01/01/2027 - 01/01/2042	31,963	33,071
4.000% due 01/01/2027 - 09/01/2041	25,639	26,983
4.500% due 11/01/2038	955	1,017
5.500% due 02/01/2024 - 09/01/2027	172	189
7.500% due 12/01/2014	5	5
Freddie Mac
0.478% due 10/15/2020	306	305
1.399% due 10/25/2044	119	117
1.609% due 07/25/2044	573	584
2.095% due 09/01/2035	100	104
4.000% due 01/01/2042	3,000	3,147
4.500% due 01/01/2042	4,000	4,239
5.500% due 03/15/2017 - 08/15/2030	6	5
Ginnie Mae
0.683% due 03/16/2032	22	22
2.125% due 11/20/2024	62	64
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,300	1,437

Small Business Administration
5.680% due 06/01/2028		1,621	1,850

Total U.S. Government Agencies (Cost $107,340)			108,959

U.S. TREASURY OBLIGATIONS 38.3%
U.S. Treasury Bonds
3.750% due 08/15/2041		2,100	2,464
3.875% due 08/15/2040 (f)		6,000	7,177
4.375% due 05/15/2041		2,300	2,990
6.250% due 08/15/2023		4,100	5,866
7.625% due 11/15/2022 (f)		12,300	19,144
U.S. Treasury Notes
2.000% due 11/15/2021 (c)(f)		18,200	18,402
2.125% due 08/15/2021		8,800	9,023
2.250% due 11/30/2017		1,975	2,107
2.250% due 07/31/2018		700	745
2.625% due 11/15/2020		7,600	8,181
2.875% due 03/31/2018		1,725	1,906
3.125% due 05/15/2021		4,200	4,688

Total U.S. Treasury Obligations (Cost $80,147)			82,693

MORTGAGE-BACKED SECURITIES 10.5%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,148	1,176
American Home Mortgage Assets
0.484% due 05/25/2046		1,486	671
0.504% due 10/25/2046		560	227
American Home Mortgage Investment Trust
2.301% due 09/25/2045		578	424
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	1,433	1,849
2.660% due 11/19/2047		2,778	3,591
Banc of America Funding Corp.
5.743% due 01/20/2047		$109	69
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.451% due 01/15/2049		690	753
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		279	240
Bear Stearns Alt-A Trust
2.592% due 05/25/2035		307	225
2.772% due 09/25/2035		369	234
3.846% due 08/25/2036 ^		795	161
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		274	303
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		808	664
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		500	556
Countrywide Alternative Loan Trust
0.495% due 03/20/2046		1,214	599
0.495% due 07/20/2046		1,662	570
2.889% due 06/25/2037		2,088	1,217
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035		238	131
0.614% due 03/25/2035		177	101
Credit Suisse First Boston Mortgage Securities Corp.
2.399% due 06/25/2033		172	158
Downey Savings & Loan Association Mortgage Loan Trust
0.545% due 08/19/2045		875	515
2.688% due 07/19/2044		68	48
First Horizon Alternative Mortgage Securities
2.282% due 03/25/2035		174	106
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		72	56
First Republic Mortgage Loan Trust
0.628% due 11/15/2031		86	79
Greenpoint Mortgage Funding Trust
0.474% due 01/25/2037		1,315	618
GSR Mortgage Loan Trust
2.685% due 09/25/2035		262	229
Harborview Mortgage Loan Trust
0.525% due 03/19/2036		1,014	531
Homebanc Mortgage Trust
5.606% due 04/25/2037		900	401
Indymac Index Mortgage Loan Trust
0.594% due 06/25/2037 ^		433	120
2.592% due 12/25/2034		45	31
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	226
JPMorgan Mortgage Trust
5.024% due 02/25/2035		141	137

Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		207	135
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		36	30
1.270% due 10/25/2035		63	50
Morgan Stanley Capital
0.339% due 10/15/2020		381	378
5.879% due 06/11/2049		100	110
Permanent Master Issuer PLC
1.803% due 07/15/2042		600	598
2.872% due 07/15/2042	EUR	1,300	1,677
Residential Accredit Loans, Inc.
0.594% due 01/25/2035		$326	250
0.694% due 03/25/2033		68	62
Residential Asset Securitization Trust
0.644% due 10/25/2018		690	666
0.694% due 05/25/2033		69	66
Structured Adjustable Rate Mortgage Loan Trust
1.618% due 01/25/2035		220	124
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035		278	220
0.574% due 02/25/2036		596	290
WaMu Mortgage Pass-Through Certificates
0.604% due 01/25/2045		149	111
0.614% due 01/25/2045		152	114
0.908% due 03/25/2047		806	402
2.610% due 02/25/2037		209	139
Wells Fargo Mortgage-Backed Securities Trust
2.665% due 10/25/2033		143	134
4.500% due 11/25/2018		216	218

Total Mortgage-Backed Securities (Cost $28,320)			22,790

ASSET-BACKED SECURITIES 3.0%
Access Group, Inc.
1.718% due 10/27/2025		1,743	1,751
Bear Stearns Asset-Backed Securities Trust
3.040% due 10/25/2036		1,243	853
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		15	5
GSAMP Trust
0.474% due 11/25/2035		84	11
GSRPM Mortgage Loan Trust
0.994% due 01/25/2032		4	3
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		186	137
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	298	383
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		$633	630
SLM Student Loan Trust
2.350% due 04/15/2039		948	950
Structured Asset Securities Corp.
1.757% due 04/25/2035		469	360
Venture CDO Ltd.
0.636% due 07/22/2021		1,600	1,465

Total Asset-Backed Securities (Cost $7,215)			6,548

SOVEREIGN ISSUES 8.1%
Australia Government Bond
4.750% due 06/15/2016	AUD	5,600	6,080
5.750% due 07/15/2022		4,200	5,023
6.000% due 02/15/2017		2,100	2,419
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	859
Province of Quebec Canada
2.750% due 08/25/2021		$1,900	1,901
Qatar Government International Bond
4.000% due 01/20/2015		1,200	1,262

Total Sovereign Issues (Cost $15,518)			17,544

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS 1.6%
Barclays Capital, Inc.
0.050% due 01/03/2012		1,000	1,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $1,022. Repurchase proceeds are $1,000.)
JPMorgan Securities, Inc.
0.060% due 01/03/2012		1,900	1,900
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $1,944. Repurchase proceeds are $1,900.)

State Street Bank and Trust Co.
0.010% due 01/03/2012	583	583
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $595. Repurchase proceeds are $583.)

		3,483

U.S. TREASURY BILLS 2.0%
0.052% due 02/09/2012 - 06/28/2012 (a)(c)	4,205	4,204

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.5%
	540,430	5,412

Total Short-Term Instruments (Cost $13,099)		13,099

PURCHASED OPTIONS (h) 0.0%
(Cost $11)		2
Total Investments 142.0% (Cost $309,644)		$306,925
Written Options (i) (0.0%) (Premiums $52)		(7)
Other Assets and Liabilities (Net) (42.0%)		(90,766)

Net Assets 100.0%		$216,152

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $1,920 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $839 at a weighted average interest rate of 0.130%. On December 31, 2011, there were no open reverse repurchase agreements.

(e)	Cash of $554 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2014	13	$7
90-Day Eurodollar March Futures	Long	03/2014	164	607
U.S. Treasury 5-Year Note March Futures	Short	03/2012	17	(10)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	68	(69)

				$535

(f)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $3,960 and cash of $209 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	$14,700	$475	$(260)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	7,260	276	(48)
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015	16,600	27	(73)

				$778	$(381)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-17 5-Year Index	1.000%	12/20/2016	$12,400	$(112)	$74

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.800%	10/13/2016		$2,100	$(69)	$(28)
Receive	3-Month USD-LIBOR	1.500%	12/21/2016		16,300	(230)	(211)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021		11,000	(1,516)	(318)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		9,300	(1,069)	(327)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		5,500	(1,971)	(513)
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017	EUR	1,900	29	40

						$(4,826)	$(1,357)

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BOA	(1.370%)	03/20/2014	1.285%	$100	$0	$0	$0
Embarq Corp.	BRC	(1.000%)	06/20/2013	1.003%	300	0	(5)	5
Embarq Corp.	DUB	(1.420%)	03/20/2014	1.285%	500	(2)	0	(2)
Embarq Corp.	DUB	(1.270%)	03/20/2014	1.285%	600	0	0	0
Embarq Corp.	DUB	(1.250%)	03/20/2014	1.285%	300	0	0	0
Embarq Corp.	MYC	(1.300%)	03/20/2014	1.285%	200	0	0	0
Goodrich Corp.	DUB	(0.510%)	09/20/2016	0.185%	2,100	(33)	0	(33)
JPMorgan Chase & Co.	DUB	(2.750%)	03/20/2014	1.460%	1,000	(29)	0	(29)
Loews Corp.	JPM	(0.280%)	03/20/2016	0.688%	2,300	39	0	39

						$(25)	$(5)	$(20)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.866%	$6,000	$(428)	$(258)	$(170)
Goldman Sachs Group, Inc.	BRC	1.000%	03/20/2012	3.362%	500	(2)	0	(2)

						$(430)	$(258)	$(172)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.140%	)	12/20/2012	7,800	$(11)	$0	$(11)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	4,300	432	645	(213)

						$421	$645	$(224)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015	5,600	$(694)	$0	$(694)
CDX.IG-7 10-Year Index	GST	0.650%	12/20/2016	2,506	(130)	(200)	70
CDX.IG-16 5-Year Index	BRC	1.000%	06/20/2016	4,100	(29)	(37)	8

					$(853)	$(237)	$(616)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	1,400	$(1)	$3	$(4)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		900	1	1	0
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		11,400	12	16	(4)
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		7,600	21	24	(3)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	36	3	33
Pay	1-Year BRL-CDI	11.860%	01/02/2014	BOA		12,200	182	7	175
Pay	1-Year BRL-CDI	11.930%	01/02/2014	HUS		1,300	21	4	17
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GLM		10,700	215	(6)	221
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		1,700	34	0	34
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		5,700	131	13	118
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		1,200	22	1	21
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		1,000	19	2	17
Pay	1-Year BRL-CDI	10.600%	01/02/2015	MYC		400	0	0	0
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	BRC	AUD	1,200	72	(6)	78
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	DUB		800	48	(4)	52
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017	BRC	EUR	1,900	27	(13)	40
Pay	28-Day MXN TIIE	7.500%	06/02/2021	UAG	MXN	15,900	65	52	13

							$905	$97	$808

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index Fund	76,290	3-Month USD-LIBOR plus a specified spread	$3,871	02/15/2012	BOA	$(52)
Receive	iShares MSCI EAFE Index Fund	999,941	3-Month USD-LIBOR plus a specified spread	49,227	05/15/2012	BOA	760
Receive	iShares MSCI EAFE Index Fund	647,892	3-Month USD-LIBOR plus a specified spread	33,930	01/31/2012	JPM	(1,500)
Pay	iShares MSCI EAFE Index Fund	7,912	3-Month USD-LIBOR plus a specified spread	414	01/31/2012	JPM	18
Receive	iShares MSCI EAFE Index Fund	2,609,931	3-Month USD-LIBOR plus a specified spread	124,593	03/30/2012	JPM	5,998

							$5,224

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(h)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$4,500	$11	$2

(i)	Written options outstanding on December 31, 2011:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,500	$26	$(6)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	3	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,900	17	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	200	1	0

							$52	$(7)

(j)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$22,000	$22,828	$(23,117)
Freddie Mac	5.500%	01/01/2042	6,000	6,448	(6,511)
Ginnie Mae	5.500%	01/01/2042	2,900	3,220	(3,255)

				$32,496	$(32,883)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	133	02/2012	DUB	$2	$0	$2
Sell		34,603	02/2012	DUB	0	(1,206)	(1,206)
Buy	BRL	3,289	01/2012	HUS	10	0	10
Sell		3,289	01/2012	HUS	0	(47)	(47)
Buy		3,289	01/2012	UAG	0	(73)	(73)
Sell		3,289	01/2012	UAG	0	(10)	(10)
Sell		3,289	03/2012	UAG	74	0	74
Sell	CHF	800	01/2012	CBK	4	0	4
Sell		16,253	03/2012	BRC	224	0	224
Buy	CLP	8,500	03/2012	UAG	0	0	0
Buy	CNY	5,836	02/2012	BRC	15	0	15
Buy		10,137	02/2012	CBK	20	0	20
Buy		6,455	02/2012	DUB	17	0	17
Buy		1,276	02/2012	HUS	1	0	1
Buy		13,096	02/2012	JPM	24	0	24
Buy		2,643	02/2012	UAG	7	0	7
Buy		1,940	06/2012	CBK	0	0	0
Buy		2,950	02/2013	DUB	0	(7)	(7)
Buy		2,032	02/2013	GST	0	(6)	(6)
Buy		3,318	02/2013	JPM	0	(9)	(9)
Buy		3,669	08/2013	UAG	0	(10)	(10)
Sell	DKK	11,663	03/2012	HUS	67	0	67
Buy	EUR	16,681	01/2012	BRC	0	(206)	(206)
Buy		23,628	01/2012	CBK	0	(282)	(282)
Buy		1,009	01/2012	FBL	0	(83)	(83)
Buy		3,799	01/2012	JPM	0	(53)	(53)
Sell		27,012	01/2012	JPM	1,102	0	1,102
Buy		9,882	01/2012	UAG	0	(96)	(96)
Sell		26,977	01/2012	UAG	1,076	0	1,076
Sell		16,680	02/2012	BRC	208	0	208
Sell		23,628	02/2012	CBK	285	0	285
Sell		3,503	02/2012	JPM	36	0	36
Sell		1,985	02/2012	MSC	29	0	29
Sell		9,882	02/2012	UAG	98	0	98
Sell	GBP	15,064	01/2012	BRC	228	0	228
Buy		15,579	01/2012	CBK	0	(234)	(234)
Sell		11,286	01/2012	CBK	80	0	80
Buy		15,577	01/2012	GST	182	0	182
Sell		4,728	01/2012	GST	55	0	55
Sell		1,027	01/2012	UAG	5	0	5
Sell		15,578	02/2012	CBK	234	0	234
Sell		15,577	02/2012	GST	0	(182)	(182)
Sell	HKD	31,446	02/2012	UAG	0	(11)	(11)
Buy	ILS	3,848	01/2012	MSC	0	(13)	(13)
Sell		3,848	01/2012	MSC	102	0	102
Sell		3,848	07/2012	MSC	12	0	12
Buy	INR	73,269	07/2012	JPM	0	(111)	(111)
Sell	JPY	103,000	01/2012	CBK	0	0	0
Sell		1,718,028	02/2012	DUB	0	(165)	(165)
Sell		1,780,325	02/2012	UAG	0	(189)	(189)
Sell	KRW	67,703	02/2012	CBK	2	0	2
Buy	MXN	95	03/2012	BRC	0	0	0
Buy		17,605	03/2012	HUS	0	(43)	(43)
Buy	MYR	16	04/2012	JPM	0	0	0
Sell	NOK	10,494	03/2012	BRC	61	0	61
Sell	NZD	384	02/2012	CBK	0	(10)	(10)
Sell	SEK	43,191	03/2012	BRC	109	0	109
Sell	SGD	3,285	02/2012	CBK	39	0	39

					$4,408	$(3,046)	$1,362

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$33,043	$0	$33,043
Industrials	0	13,010	0	13,010
Utilities	0	2,082	0	2,082
Municipal Bonds & Notes
California	0	1,557	0	1,557
Illinois	0	3,086	0	3,086
Ohio	0	503	0	503
South Carolina	0	1,802	0	1,802
Texas	0	207	0	207
U.S. Government Agencies	0	107,522	1,437	108,959
U.S. Treasury Obligations	0	82,693	0	82,693
Mortgage-Backed Securities	0	22,790	0	22,790
Asset-Backed Securities	0	6,165	383	6,548
Sovereign Issues	0	17,544	0	17,544
Short-Term Instruments
Repurchase Agreements	0	3,483	0	3,483
U.S. Treasury Bills	0	4,204	0	4,204
PIMCO Short-Term Floating NAV Portfolio	5,412	0	0	5,412
Purchased Options
Interest Rate Contracts	0	2	0	2
	$5,412	$299,693	$1,820	$306,925

Short Sales, at value	$0	$(32,883)	$0	$(32,883)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	196	0	196
Equity Contracts	0	6,776	0	6,776
Foreign Exchange Contracts	0	4,408	0	4,408
Interest Rate Contracts	614	859	0	1,473
	$614	$12,239	$0	$12,853

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,535)	0	(1,535)
Equity Contracts	0	(1,552)	0	(1,552)
Foreign Exchange Contracts	0	(3,046)	0	(3,046)
Interest Rate Contracts	(79)	(1,415)	0	(1,494)

	$(79)	$(7,548)	$0	$(7,627)

Totals	$5,947	$271,501	$1,820	$279,268

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
U.S. Government Agencies	$0	$1,387	$0	$(1)	$0	$51	$0	$0	$1,437	$51
Asset-Backed Securities	899	0	(267)	0	0	(2)	383	(630)	383	0
	899	1,387	(267)	(1)	0	49	383	(630)	1,820	51

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(217)	$0	$0	$0	$134	$83	$0	$0	$0	$0

Totals	$682	$1,387	$(267)	$(1)	$134	$132	$383	$(630)	$1,820	$51

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.3%
AES Corp.
4.250% due 05/27/2018	$10,719	$10,724
Ally Financial, Inc.
6.000% due 06/11/2012	4,000	3,840
Ashland, Inc.
3.750% due 08/23/2018	3,988	4,009
Biomet, Inc.
3.294% - 3.574% due 03/25/2015	3,241	3,163
CCM Merger, Inc.
7.000% due 03/01/2017	3,840	3,814
Charter Communications Operating LLC
2.300% due 03/06/2014	79	79
Charter Communications, Inc.
3.830% due 09/06/2016	6,550	6,421
Chrysler Group LLC
6.000% due 05/24/2017	1,097	1,041
Colfax Corp.
4.500% due 09/12/2018	1,650	1,653
CommScope, Inc.
5.000% due 01/14/2018	4,963	4,942
Community Health Systems, Inc.
2.546% due 07/25/2014	708	689
2.546% - 2.773% due 07/25/2014	11,821	11,498
3.796% - 4.023% due 01/25/2017	1,242	1,204
CSC Holdings LLC
2.044% - 4.000% due 03/29/2016	7,388	7,227
Delphi Corp.
3.500% due 03/17/2017	11,147	11,129
Dollar General Corp.
3.028% - 3.329% due 07/06/2014	4,000	4,000
3.028% - 3.558% due 07/06/2014	1,000	1,001
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	8,984	9,000
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013	1,018	1,014
3.500% due 09/10/2014	3,277	3,272
HCA, Inc.
2.546% due 11/17/2013	6,000	5,916
2.796% due 05/02/2016	8,662	8,147
3.546% due 05/31/2018	4,000	3,791
3.829% due 03/31/2017	5,000	4,756
Health Management Associates, Inc.
4.500% due 11/18/2018	2,400	2,392
IASIS Healthcare LLC
5.000% due 05/03/2018	10,322	9,986
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	3,980	3,972
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	5,200	5,030
NRG Energy, Inc.
4.000% due 07/01/2018	13,233	13,225
NXP Funding LLC
5.500% due 03/04/2017	2,195	2,133
Penn National Gaming, Inc.
3.750% due 07/14/2018	3,980	3,998
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	1,500	1,498
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	7,643	7,612
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	995	1,000
Royalty Pharma Finance Trust
4.000% due 05/10/2018	10,945	10,887
Sealed Air Corp.
4.750% due 10/03/2018	4,938	4,996
Sensata Technologies B.V.
4.000% due 05/12/2018	995	987
Sofomex S.A. de C.V.
3.794% due 04/27/2012	6,900	6,869
Springleaf Finance Corp.
5.500% due 05/10/2017	25,700	22,431
Sungard Data Systems, Inc.
2.026% - 2.044% due 02/28/2014	2,000	1,954
Terex Corp.
5.500% due 04/28/2017	1,995	2,006
Vodafone Group PLC
6.250% due 07/24/2016	11,600	11,600
Warner Chilcott Co. LLC
3.750% due 03/17/2016	6,940	6,902
4.250% due 03/15/2018	1,985	1,964

Total Bank Loan Obligations (Cost $238,794)		233,772

CORPORATE BONDS & NOTES 56.0%
BANKING & FINANCE 29.7%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,043
Ally Financial, Inc.
3.649% due 02/11/2014		1,735	1,648
3.963% due 06/20/2014		1,200	1,128
6.000% due 02/15/2019		24	20
6.000% due 03/15/2019		21	17
6.050% due 08/15/2019		10	8
6.100% due 09/15/2019		6	5
6.125% due 10/15/2019		6	5
6.150% due 03/15/2016		401	367
6.150% due 08/15/2019		8	7
6.200% due 04/15/2019		13	11
6.500% due 05/15/2019		4	3
6.600% due 06/15/2019		11	9
6.650% due 06/15/2018		10	9
6.700% due 06/15/2019		6	5
6.750% due 05/15/2019		6	5
6.750% due 06/15/2019		5	4
7.000% due 09/15/2018		1,986	1,737
7.150% due 09/15/2018		140	126
7.250% due 04/15/2018		177	158
7.250% due 08/15/2018		64	56
7.250% due 09/15/2018		40	36
7.300% due 01/15/2018		117	106
American Express Co.
6.150% due 08/28/2017		300	344
6.800% due 09/01/2066		4,700	4,694
8.125% due 05/20/2019		13,000	16,827
American International Group, Inc.
0.306% due 04/03/2012	JPY	170,000	2,180
4.375% due 04/26/2016	EUR	2,000	2,337
4.900% due 06/02/2014	CAD	2,000	1,888
4.950% due 03/20/2012		$5,250	5,204
5.050% due 10/01/2015		4,100	3,974
5.450% due 05/18/2017		2,000	1,916
5.850% due 01/16/2018		12,920	12,664
6.250% due 05/01/2036		200	180
6.765% due 11/15/2017	GBP	896	1,330
6.797% due 11/15/2017	EUR	1,211	1,492
8.000% due 05/22/2068		2,000	2,084
8.175% due 05/15/2068		$1,000	900
8.250% due 08/15/2018		29,500	31,297
8.625% due 05/22/2068	GBP	500	629
ANZ National International Ltd.
3.125% due 08/10/2015		$1,100	1,101
6.200% due 07/19/2013		1,700	1,805
Banco Santander Brasil S.A.
2.659% due 03/18/2014		23,750	22,641
4.250% due 01/14/2016		2,500	2,388
4.500% due 04/06/2015		3,500	3,413
Banco Santander Chile
1.659% due 04/20/2012		1,500	1,501
2.006% due 01/19/2016		5,000	4,650
3.750% due 09/22/2015		15,582	15,615
Banco Votorantim Ltd.
3.574% due 03/28/2014		7,000	6,930
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,652
Bank of America Corp.
4.750% due 08/01/2015		200	193
5.650% due 05/01/2018		32,150	30,663
5.750% due 08/15/2016		500	465
5.750% due 12/01/2017		6,900	6,527
7.375% due 05/15/2014		9,600	9,960
Bank of America N.A.
0.846% due 06/15/2017		5,170	3,754
Banque PSA Finance S.A.
2.481% due 04/04/2014		9,200	8,525
Barclays Bank PLC
5.125% due 01/08/2020		1,500	1,543
5.200% due 07/10/2014		10,800	11,141
6.750% due 05/22/2019		11,000	12,209
10.179% due 06/12/2021		11,890	12,629
14.000% due 11/29/2049	GBP	7,250	12,779

BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,300	10,947
7.250% due 04/22/2020		9,825	9,874
Bear Stearns Cos. LLC
0.869% due 11/21/2016		2,100	1,884
5.700% due 11/15/2014		100	109
7.250% due 02/01/2018		28,950	33,974
BNP Paribas S.A.
1.291% due 01/10/2014		24,425	22,540
7.195% due 06/29/2049		2,725	1,928
7.781% due 06/29/2049	EUR	1,000	1,058
Boston Properties LP
6.250% due 01/15/2013		$826	859
BPCE S.A.
2.185% due 02/07/2014		11,700	11,141
5.250% due 07/29/2049	EUR	5,000	3,715
9.000% due 03/29/2049		200	184
Cantor Fitzgerald LP
7.875% due 10/15/2019		$5,000	4,890
Capital One Capital V
10.250% due 08/15/2039		4,000	4,175
Capital One Capital VI
8.875% due 05/15/2040		25,625	26,688
CIT Group, Inc.
5.250% due 04/01/2014		10,000	10,012
7.000% due 05/01/2015		18,065	18,123
7.000% due 05/01/2016		3,441	3,446
7.000% due 05/01/2017		4,818	4,824
Citigroup Capital XXI
8.300% due 12/21/2077		21,500	21,527
Citigroup, Inc.
0.659% due 03/07/2014		3,000	2,805
1.564% due 06/28/2013	EUR	1,800	2,239
1.676% due 02/09/2016		1,000	1,144
4.587% due 12/15/2015		$1,000	1,007
4.750% due 05/19/2015		11,700	11,860
5.000% due 09/15/2014		13,240	13,114
5.500% due 04/11/2013		24,100	24,614
5.500% due 10/15/2014		8,500	8,745
5.625% due 08/27/2012		400	406
5.850% due 07/02/2013		4,800	4,937
6.000% due 08/15/2017		1,300	1,364
6.010% due 01/15/2015		750	784
6.125% due 11/21/2017		14,825	15,845
6.125% due 05/15/2018		8,544	9,103
6.375% due 08/12/2014		27,750	29,145
6.500% due 08/19/2013		10,800	11,248
8.500% due 05/22/2019		22,050	25,984
Colonial Realty LP
5.500% due 10/01/2015		500	511
6.250% due 06/15/2014		2,500	2,602
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	319
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	10,000	11,104
11.000% due 12/29/2049		$11,555	13,574
Countrywide Capital III
8.050% due 06/15/2027		12,000	10,980
Countrywide Financial Corp.
6.250% due 05/15/2016		70	66
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	1,000	870
7.589% due 01/29/2049		500	452
8.125% due 10/29/2049		400	401
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		$9,500	9,576
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,961
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	3,818
FIA Card Services N.A.
7.125% due 11/15/2012		45	46
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		800	835
7.000% due 04/15/2015		23,750	25,591
8.000% due 06/01/2014		6,480	7,058
8.700% due 10/01/2014		8,060	9,021
12.000% due 05/15/2015		500	616
FUEL Trust
3.984% due 12/15/2022		6,000	6,006
General Electric Capital Corp.
0.571% due 10/06/2015		1,300	1,210
5.500% due 09/15/2067	EUR	10,000	10,225
6.500% due 09/15/2067	GBP	500	676
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		$28,769	24,858

1.762% due 11/15/2014	EUR	2,500	2,880
1.940% due 01/30/2017		4,600	4,833
2.041% due 02/02/2015		6,700	7,658
5.125% due 01/15/2015		$1,300	1,330
5.250% due 07/27/2021		21,400	20,908
5.375% due 03/15/2020		18,600	18,383
5.950% due 01/18/2018		17,000	17,429
6.000% due 06/15/2020		30,000	30,771
6.150% due 04/01/2018		16,575	17,125
6.250% due 09/01/2017		5,700	5,967
7.500% due 02/15/2019		5,900	6,523
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	9,196
6.375% due 04/15/2021		3,000	3,057
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,249
HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	6,020
6.461% due 11/29/2049	GBP	1,500	1,456
HBOS PLC
6.750% due 05/21/2018		$27,612	22,161
HCP, Inc.
5.375% due 02/01/2021		5,000	5,249
Hospitality Properties Trust
5.625% due 03/15/2017		800	811
6.300% due 06/15/2016		1,515	1,592
6.700% due 01/15/2018		3,000	3,182
6.750% due 02/15/2013		4,100	4,167
7.875% due 08/15/2014		2,000	2,175
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,040
4.750% due 01/19/2021		11,000	11,423
HSBC Bank USA N.A.
4.875% due 08/24/2020		8,600	7,991
7.000% due 01/15/2039		5,000	5,430
HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	10,538
HSBC Finance Corp.
0.653% due 01/15/2014		3,000	2,765
0.686% due 04/24/2012		800	791
0.896% due 09/14/2012		1,800	1,773
6.676% due 01/15/2021		13,800	14,294
HSBC Holdings PLC
4.875% due 01/14/2022		7,500	7,939
6.500% due 05/02/2036		700	708
6.500% due 09/15/2037		7,400	7,315
6.800% due 06/01/2038		3,000	3,112
7.350% due 11/27/2032		692	679
7.625% due 05/17/2032		800	808
ING Bank NV
1.379% due 03/30/2012		1,800	1,796
ING Groep NV
5.140% due 03/29/2049	GBP	1,600	1,789
International Lease Finance Corp.
6.500% due 09/01/2014		$13,000	13,357
6.750% due 09/01/2016		15,700	16,171
7.125% due 09/01/2018		6,550	6,812
Intesa Sanpaolo SpA
2.906% due 02/24/2014		15,030	13,241
3.625% due 08/12/2015		13,000	10,779
6.500% due 02/24/2021		13,500	11,094
8.375% due 10/29/2049	EUR	100	91
JPMorgan Chase & Co.
1.654% due 09/26/2013		500	632
3.150% due 07/05/2016		$1,800	1,811
3.450% due 03/01/2016		5,000	5,086
4.250% due 10/15/2020		23,200	23,397
4.625% due 05/10/2021		7,150	7,409
4.750% due 03/01/2015		300	319
4.950% due 03/25/2020		30,000	31,929
6.000% due 01/15/2018		18,300	20,438
6.300% due 04/23/2019		25,200	28,576
7.900% due 04/29/2049		46,273	49,433
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		8,750	7,839
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		8,000	8,110
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,147
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,521
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	4,612	5,300
7.867% due 12/17/2019		3,100	3,611
7.869% due 08/25/2020		13,966	16,158
7.875% due 11/01/2020		$14,090	10,821
8.000% due 12/29/2049		5,000	3,650

LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	1,300	1,555
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 ^		$300	78
6.625% due 01/18/2012 ^		15,030	3,927
6.875% due 05/02/2018 ^		3,403	919
Lloyds TSB Bank PLC
4.375% due 01/12/2015		4,400	4,239
5.800% due 01/13/2020		2,575	2,448
7.625% due 04/22/2025	GBP	1,000	1,221
12.000% due 12/29/2049		$5,100	4,679
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		910	1,009
9.250% due 04/15/2019		2,000	2,641
Merrill Lynch & Co., Inc.
1.777% due 05/30/2014	EUR	1,800	2,017
2.034% due 07/22/2014		1,000	1,115
4.875% due 05/30/2014		500	618
5.700% due 05/02/2017		$400	368
6.150% due 04/25/2013		2,300	2,323
6.500% due 07/15/2018		23,671	22,995
6.875% due 04/25/2018		73,750	72,786
6.875% due 11/15/2018		2,850	2,751
7.750% due 04/30/2018	GBP	13,000	20,043
MetLife Institutional Funding II
1.481% due 04/04/2014		$4,400	4,393
Morgan Stanley
0.855% due 10/18/2016		13,300	10,685
0.883% due 10/15/2015		2,000	1,683
1.498% due 02/23/2012	CAD	7,400	7,241
1.775% due 11/29/2013	EUR	1,000	1,188
1.970% due 04/13/2016		27,600	28,998
1.991% due 05/02/2014		21,100	24,276
5.375% due 10/15/2015		$250	245
5.375% due 08/10/2020	EUR	4,150	4,745
5.500% due 01/26/2020		$12,900	11,757
5.500% due 07/24/2020		15,045	13,697
5.625% due 09/23/2019		2,400	2,225
5.750% due 10/18/2016		1,400	1,365
5.950% due 12/28/2017		6,600	6,297
6.000% due 04/28/2015		500	501
6.625% due 04/01/2018		18,700	18,484
7.300% due 05/13/2019		22,050	22,482
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	1,039
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	26,190
National City Bank
0.904% due 06/07/2017		2,600	2,389
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	11,496
Nile Finance Ltd.
5.250% due 08/05/2015		300	279
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		3,800	3,958
Pacific Life Global Funding
5.150% due 04/15/2013		500	522
Pacific Life Insurance Co.
9.250% due 06/15/2039		19,800	26,405
PNC Preferred Funding Trust III
8.700% due 03/29/2049		8,600	8,766
Preferred Term Securities XIII Ltd.
1.109% due 03/24/2034		78	43
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,464
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	525
ProLogis LP
4.000% due 01/15/2018		2,000	1,893
6.625% due 12/01/2019		3,000	3,269
Provident Funding Associates LP
10.250% due 04/15/2017		500	469
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	936
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		8,100	7,142
RBS Capital Trust
6.467% due 12/29/2049	EUR	325	214
RCI Banque S.A.
4.600% due 04/12/2016		$22,000	20,965
Regions Bank
7.500% due 05/15/2018		6,500	6,500
Regions Financial Corp.
0.744% due 06/26/2012		3,500	3,415
7.750% due 11/10/2014		11,200	11,368

Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		10,000	9,387
4.875% due 08/25/2014		9,700	9,498
4.875% due 03/16/2015		7,900	7,560
4.875% due 01/20/2017	EUR	700	858
5.375% due 09/30/2019		1,000	1,202
5.500% due 03/23/2020		1,700	2,055
6.990% due 10/29/2049		$21,000	13,256
7.648% due 08/29/2049		12,299	8,440
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		7,945	7,965
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		14,000	13,976
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		17,600	17,600
5.499% due 07/07/2015		11,550	11,723
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		4,000	3,562
SL Green Realty Corp.
5.000% due 08/15/2018		6,000	5,802
SLM Corp.
0.718% due 01/27/2014		4,325	3,912
5.000% due 10/01/2013		1,500	1,504
5.375% due 01/15/2013		3,000	3,022
5.375% due 05/15/2014		1,600	1,602
5.625% due 08/01/2033		5,500	4,108
6.250% due 01/25/2016		750	730
8.000% due 03/25/2020		15,900	16,099
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,729
Springleaf Finance Corp.
4.875% due 07/15/2012		300	289
5.850% due 06/01/2013		100	89
5.900% due 09/15/2012		1,700	1,634
SSIF Nevada LP
1.101% due 04/14/2014		7,000	6,894
State Street Capital Trust III
5.536% due 01/29/2049		9,500	9,351
Stone Street Trust
5.902% due 12/15/2015		3,100	2,850
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		11,300	11,482
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		4,800	4,368
UBS AG
5.750% due 04/25/2018		12,400	12,861
5.875% due 12/20/2017		10,000	10,426
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		1,100	1,133
Wachovia Bank N.A.
0.876% due 03/15/2016		13,500	12,097
5.000% due 08/15/2015		300	313
Wachovia Corp.
0.768% due 10/28/2015		10,400	9,467
0.773% due 10/15/2016		1,400	1,247
0.816% due 06/15/2017		11,000	9,939
WEA Finance LLC
5.750% due 09/02/2015		5,100	5,426
7.500% due 06/02/2014		5,600	6,143
Wells Fargo & Co.
7.980% due 03/29/2049		2,000	2,153
Wells Fargo Bank N.A.
0.671% due 05/16/2016		3,800	3,344
4.750% due 02/09/2015		5,590	5,837
5.950% due 08/26/2036		400	412
Wells Operating Partnership II LP
5.875% due 04/01/2018		6,700	6,883
Weyerhaeuser Co.
7.375% due 10/01/2019		12,900	14,551
7.375% due 03/15/2032		8,000	8,408

			2,118,628

INDUSTRIALS 21.2%
Alcoa, Inc.
5.950% due 02/01/2037		5,000	4,749
ALROSA Finance S.A.
7.750% due 11/03/2020		8,650	8,650
8.875% due 11/17/2014		3,000	3,277
Altria Group, Inc.
4.750% due 05/05/2021		6,600	7,278
9.250% due 08/06/2019		33,869	45,531
9.700% due 11/10/2018		17,100	23,031
9.950% due 11/10/2038		10,000	15,232

American Airlines Pass-Through Trust
5.250% due 07/31/2022 ^	3,345	3,111
7.000% due 01/31/2018 ^	4,272	3,802
8.625% due 04/15/2023 ^	11,000	11,220
10.375% due 01/02/2021 ^	25,465	26,738
American Airlines, Inc.
7.500% due 03/15/2016 ^	10,700	7,704
American Tower Corp.
4.500% due 01/15/2018	6,000	6,110
7.000% due 10/15/2017	10,000	11,309
Anadarko Petroleum Corp.
6.200% due 03/15/2040	20,000	22,295
6.450% due 09/15/2036	3,740	4,271
7.950% due 06/15/2039	4,600	6,105
8.700% due 03/15/2019	18,950	24,221
ArcelorMittal
5.500% due 03/01/2021	2,500	2,298
7.000% due 10/15/2039	4,220	3,927
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	17,063
Aviation Capital Group Corp.
7.125% due 10/15/2020	15,600	15,114
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	19,933	20,033
BioMed Realty LP
6.125% due 04/15/2020	5,500	5,780
Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,623
Boston Scientific Corp.
4.500% due 01/15/2015	20,000	21,006
7.375% due 01/15/2040	5,000	6,373
Braskem Finance Ltd.
5.750% due 04/15/2021	11,300	11,328
7.000% due 05/07/2020	4,000	4,310
7.250% due 06/05/2018	900	1,004
7.375% due 10/29/2049	2,000	2,005
Buckeye Partners LP
4.875% due 02/01/2021	12,100	12,755
Canadian National Railway Co.
2.850% due 12/15/2021	10,000	10,153
4.400% due 03/15/2013	80	83
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	26,225	32,343
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	137
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	566
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	45
Concho Resources, Inc.
6.500% due 01/15/2022	3,000	3,150
8.625% due 10/01/2017	8,475	9,301
Consol Energy, Inc.
8.250% due 04/01/2020	500	555
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	3,000	3,045
7.250% due 05/10/2021	22,106	23,542
9.000% due 07/08/2016	6,307	6,938
Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	10,006
Continental Resources, Inc.
7.375% due 10/01/2020	9,775	10,704
8.250% due 10/01/2019	1,500	1,657
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	11,600	11,426
CSC Holdings LLC
7.875% due 02/15/2018	1,000	1,113
CSN Islands XI Corp.
6.875% due 09/21/2019	7,600	8,068
CSN Resources S.A.
6.500% due 07/21/2020	2,000	2,100
CVS Pass-Through Trust
6.943% due 01/10/2030	6,394	7,106
7.507% due 01/10/2032	19,375	22,472
DCP Midstream LLC
5.375% due 10/15/2015	100	109
DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,051
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020	2,383	2,413
6.417% due 01/02/2014	20,350	20,604
6.718% due 07/02/2024	1,470	1,448
7.750% due 06/17/2021	11,229	12,071

Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		4,500	4,421
DISH DBS Corp.
7.000% due 10/01/2013		2,080	2,231
7.125% due 02/01/2016		2,400	2,598
7.875% due 09/01/2019		4,200	4,767
DP World Ltd.
6.850% due 07/02/2037		5,000	4,550
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,544
El Paso Natural Gas Co.
8.375% due 06/15/2032		2,070	2,633
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		5,000	5,169
Energy Transfer Equity LP
7.500% due 10/15/2020		6,500	7,134
Energy Transfer Partners LP
8.500% due 04/15/2014		10,180	11,421
9.700% due 03/15/2019		16,850	20,666
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		8,050	7,427
7.500% due 05/04/2020		13,714	13,474
Florida Gas Transmission Co. LLC
7.000% due 07/17/2012		3,400	3,474
7.900% due 05/15/2019		30,100	37,624
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		10,886	11,579
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	299
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		500	526
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,234
7.288% due 08/16/2037		2,000	2,072
8.125% due 07/31/2014		14,200	15,371
8.146% due 04/11/2018		1,400	1,582
8.625% due 04/28/2034		3,200	3,784
9.250% due 04/23/2019		33,750	40,294
General Electric Co.
5.250% due 12/06/2017		8,700	10,001
Georgia-Pacific LLC
5.400% due 11/01/2020		10,000	11,092
7.250% due 06/01/2028		820	991
7.375% due 12/01/2025		2,500	3,089
7.750% due 11/15/2029		12,915	16,275
8.000% due 01/15/2024		1,500	1,926
8.875% due 05/15/2031		10,000	13,763
GTL Trade Finance, Inc.
7.250% due 10/20/2017		21,370	23,186
Harvest Operations Corp.
6.875% due 10/01/2017		4,900	5,096
HCA, Inc.
6.500% due 02/15/2020		2,700	2,808
8.500% due 04/15/2019		5,300	5,830
9.875% due 02/15/2017		1,625	1,783
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	7,550	9,991
8.500% due 10/31/2019		4,650	6,003
Highmark, Inc.
4.750% due 05/15/2021		$3,600	3,695
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,705
Kabel BW Erste Beteiligungs GmbH
7.500% due 03/15/2019		1,000	1,055
Kern River Funding Corp.
4.893% due 04/30/2018		44	48
Kerr-McGee Corp.
7.875% due 09/15/2031		3,500	4,393
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,500	6,123
9.000% due 02/01/2019		5,380	6,794
Limited Brands, Inc.
5.250% due 11/01/2014		899	939
Masco Corp.
5.875% due 07/15/2012		5,000	5,075
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	26,025
Motorola Solutions, Inc.
5.375% due 11/15/2012		5,000	5,167
Mylan, Inc.
7.875% due 07/15/2020		1,000	1,109
Nakilat, Inc.
6.067% due 12/31/2033		5,000	5,362
Newfield Exploration Co.
5.750% due 01/30/2022		4,000	4,340
6.875% due 02/01/2020		13,370	14,373

Noble Group Ltd.
6.750% due 01/29/2020	5,600	4,872
Noranda Aluminum Acquisition Corp.
4.659% due 05/15/2015	3,500	3,255
Northwest Airlines Pass-Through Trust
1.229% due 11/20/2015	727	662
Northwest Pipeline GP
6.050% due 06/15/2018	30	34
Novatek Finance Ltd.
5.326% due 02/03/2016	9,500	9,619
6.604% due 02/03/2021	20,200	20,452
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	23,912	24,749
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018	10,650	10,543
Peabody Energy Corp.
6.000% due 11/15/2018	4,900	5,022
Petrobras International Finance Co.
6.875% due 01/20/2040	5,600	6,531
8.375% due 12/10/2018	400	490
Petroleos Mexicanos
4.875% due 03/15/2015	450	481
6.500% due 06/02/2041	13,300	15,029
PHH Corp.
9.250% due 03/01/2016	200	191
Pioneer Natural Resources Co.
6.875% due 05/01/2018	13,200	14,991
7.200% due 01/15/2028	797	914
Pride International, Inc.
8.500% due 06/15/2019	34,000	42,152
Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,200
7.750% due 06/01/2018	300	360
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021	1,100	1,100
7.125% due 04/15/2019	21,100	21,575
7.875% due 08/15/2019	600	630
8.250% due 02/15/2021	17,000	15,130
8.750% due 10/15/2016	500	529
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,350	7,962
6.250% due 07/15/2013	38,745	40,908
6.850% due 07/15/2018	25,750	26,633
Roofing Supply Group LLC
8.625% due 12/01/2017	1,800	1,845
RR Donnelley & Sons Co.
6.125% due 01/15/2017	4,291	4,012
Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,156
SandRidge Energy, Inc.
8.750% due 01/15/2020	8,025	8,326
SBA Tower Trust
5.101% due 04/15/2042	10,000	10,412
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	4,000	3,770
9.750% due 07/29/2013	1,100	1,176
SM Energy Co.
6.500% due 11/15/2021	6,175	6,391
Teck Resources Ltd.
9.750% due 05/15/2014	500	588
10.250% due 05/15/2016	7,050	8,115
10.750% due 05/15/2019	4,050	4,948
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015	1,800	1,792
6.221% due 07/03/2017	12,600	12,931
6.421% due 06/20/2016	10,775	11,289
Teva Pharmaceutical Finance IV LLC
1.700% due 11/10/2014	6,400	6,455
Time Warner Cable, Inc.
8.250% due 04/01/2019	6,000	7,545
8.750% due 02/14/2019	2,750	3,515
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	31
Transocean, Inc.
6.000% due 03/15/2018	9,696	9,920
6.500% due 11/15/2020	21,600	22,343
6.800% due 03/15/2038	8,000	8,075
7.375% due 04/15/2018	6,500	7,002
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	3,600	3,420
UAL Pass-Through Trust
10.125% due 03/22/2015 ^	57	22
10.400% due 05/01/2018	27,754	30,702
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020	11,600	11,832

Vale Overseas Ltd.
6.875% due 11/21/2036		5,000	5,708
6.875% due 11/10/2039		18,700	21,476
8.250% due 01/17/2034		2,070	2,675
Vivendi S.A.
5.750% due 04/04/2013		500	523
WEA Finance LLC
4.625% due 05/10/2021		3,000	2,949
7.125% due 04/15/2018		400	448
Wesfarmers Ltd.
6.998% due 04/10/2013		14,900	15,813
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,034

			1,511,726

UTILITIES 5.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		10,100	10,529
7.700% due 08/07/2013		420	453
8.700% due 08/07/2018		35,650	43,081
Ameren Illinois Co.
9.750% due 11/15/2018		488	643
Appalachian Power Co.
5.650% due 08/15/2012		300	308
AT&T Corp.
8.000% due 11/15/2031		116	164
AT&T, Inc.
4.450% due 05/15/2021		27,300	30,034
5.350% due 09/01/2040		3,894	4,388
Bruce Mansfield Unit
6.850% due 06/01/2034		97	106
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)	BRL	250	187
CMS Energy Corp.
1.353% due 01/15/2013		$2,000	1,990
Coffeyville Resources LLC
9.000% due 04/01/2015		450	479
Consumers Energy Co.
5.000% due 02/15/2012		100	100
6.875% due 03/01/2018		3,534	4,178
Crown Castle Towers LLC
4.174% due 08/15/2037		5,500	5,640
5.495% due 01/15/2037		17,700	19,351
6.113% due 01/15/2040		13,620	15,047
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,331
Embarq Corp.
6.738% due 06/01/2013		2,500	2,603
Entergy Corp.
5.125% due 09/15/2020		10,000	9,980
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,854
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,500	2,817
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		500	492
7.250% due 04/01/2016		1,000	1,085
Jersey Central Power & Light Co.
4.800% due 06/15/2018		2,525	2,738
Kentucky Power Co.
6.000% due 09/15/2017		200	231
Metropolitan Edison Co.
7.700% due 01/15/2019		4,500	5,700
Midwest Generation LLC
8.560% due 01/02/2016		791	799
NGPL PipeCo LLC
6.514% due 12/15/2012		11,692	11,814
7.119% due 12/15/2017		63,200	62,479
7.768% due 12/15/2037		2,000	1,818
NRG Energy, Inc.
7.875% due 05/15/2021		5,900	5,782
8.250% due 09/01/2020		6,000	6,060
Pennsylvania Electric Co.
5.200% due 04/01/2020		10,000	11,205
Progress Energy, Inc.
6.850% due 04/15/2012		200	203
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	172
Puget Energy, Inc.
6.500% due 12/15/2020		9,500	10,160
Qtel International Finance Ltd.
4.750% due 02/16/2021		4,000	4,050
6.500% due 06/10/2014		500	547

Qwest Corp.
3.796% due 06/15/2013	100	101
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	441	475
Telecom Italia Capital S.A.
5.250% due 11/15/2013	4,300	4,133
6.175% due 06/18/2014	12,800	12,320
Telstra Corp. Ltd.
4.800% due 10/12/2021	13,800	14,659
TNK-BP Finance S.A.
6.625% due 03/20/2017	200	205
7.250% due 02/02/2020 (e)	5,000	5,200
7.250% due 02/02/2020	2,500	2,600
7.500% due 07/18/2016	14,200	15,017
7.875% due 03/13/2018	20,900	22,546
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR 400	456

		367,310

Total Corporate Bonds & Notes (Cost $3,940,093)		3,997,664

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	$3,300	3,259

Total Convertible Bonds & Notes (Cost $3,047)		3,259

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,200	8,646
7.550% due 04/01/2039	1,300	1,591
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,211
5.450% due 04/01/2015	14,000	15,318
5.950% due 04/01/2016	5,000	5,634
Riverside CA Sewer Revenue, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,000	2,268
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,500	1,503
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	12,500	13,620
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	5,000	5,697

		57,488

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,768

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,148

LOUISIANA 0.1%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	3,000	3,036

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	10,000	12,556

OHIO 0.0%
Hamilton County, Ohio Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,863

TEXAS 0.6%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	10,000	11,074
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	18,000	20,230

Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		10,000	11,474

			42,778

WASHINGTON 0.0%
Spokane County, Washington Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		2,000	2,250

Total Municipal Bonds & Notes (Cost $116,275)			131,887

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
4.000% due 06/01/2029 - 01/01/2042		479,673	504,303

Total U.S. Government Agencies (Cost $493,911)			504,303

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Bonds
3.500% due 02/15/2039		83,400	93,643
3.750% due 08/15/2041		135,060	158,485
4.250% due 11/15/2040		11,400	14,508
4.375% due 05/15/2040		65,250	84,590
4.375% due 05/15/2041		28,000	36,404
4.750% due 02/15/2041 (d)(f)(g)		256,850	353,329
5.500% due 08/15/2028		81,700	115,286
U.S. Treasury Notes
1.000% due 08/31/2016 (d)		17,300	17,495
2.000% due 11/15/2021		75,000	75,832
2.125% due 08/15/2021		142,600	146,210
3.125% due 05/15/2021		127,200	141,977

Total U.S. Treasury Obligations (Cost $1,103,969)			1,237,759

MORTGAGE-BACKED SECURITIES 0.7%
Arran Residential Mortgages Funding PLC
2.660% due 11/19/2047	EUR	4,040	5,224
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		$1,911	1,730
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051		110	119
5.724% due 02/10/2051		1,000	1,099
Bear Stearns Alt-A Trust
5.133% due 11/25/2034		220	181
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,451
5.697% due 12/10/2049		91	101
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		213	175
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	220
5.886% due 11/15/2044		100	111
Countrywide Alternative Loan Trust
6.000% due 01/25/2037 ^		118	76
Countrywide Home Loan Mortgage Pass-Through Trust
2.697% due 04/20/2035		87	77
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		1,717	1,649
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	327
GS Mortgage Securities Corp.
5.560% due 11/10/2039		2,500	2,755
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	18,100	23,351
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$500	538
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	219
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		440	286
2.200% due 05/25/2033		36	32
2.864% due 05/25/2033		29	27
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,161
5.700% due 09/12/2049		100	107
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		156	129
1.996% due 10/25/2035		201	169
Morgan Stanley Capital
5.569% due 12/15/2044		1,000	1,054
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,377
Structured Adjustable Rate Mortgage Loan Trust
2.525% due 03/25/2034		76	69

Thornburg Mortgage Securities Trust
6.054% due 09/25/2037		270	263
Wells Fargo Mortgage-Backed Securities Trust
2.948% due 01/25/2035		214	197
4.556% due 12/25/2033		214	214
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		2,000	2,059

Total Mortgage-Backed Securities (Cost $48,598)			49,547

ASSET-BACKED SECURITIES 0.7%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		489	482
7.001% due 09/20/2022		22,300	20,470
Bumper S.A.
2.917% due 06/20/2022	EUR	483	624
Galaxy CLO Ltd.
0.683% due 04/17/2017		$772	750
Magi Funding PLC
2.015% due 04/11/2021	EUR	7,157	8,485
SLM Student Loan Trust
1.918% due 04/25/2023		$15,697	16,078

Total Asset-Backed Securities (Cost $47,674)			46,889

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	859
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		244	131
10.000% due 01/01/2014		241	128
10.000% due 01/01/2017		9,504	4,897
Export-Import Bank of Korea
5.875% due 01/14/2015		$22,200	23,923
Korea Development Bank
8.000% due 01/23/2014		500	551
United Kingdom Gilt
4.750% due 12/07/2030	GBP	12,600	25,331

Total Sovereign Issues (Cost $52,415)			55,820

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 12/31/2049		84,000	4,298
Wells Fargo & Co.
7.500% due 12/31/2049		15,500	16,357

			20,655

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,950

Total Convertible Preferred Securities (Cost $17,178)			23,605

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup Capital XIII
7.875% due 10/30/2040		48,000	1,251
Farm Credit Bank
10.000% due 12/31/2049		13,000	15,218
SLM Corp.
5.868% due 03/15/2017		21,400	433

Total Preferred Securities (Cost $14,799)			16,902

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.0%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bradesco S.A.
1.950% due 01/24/2013		$8,700	8,769

Banco do Brasil S.A.
0.440% due 02/14/2014	25,000	24,980
Itau Unibanco Holding S.A.
0.000% due 01/17/2012	16,500	16,490
0.000% due 02/06/2012	25,000	24,938

		75,177

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.060% due 01/03/2012	10,000	10,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $10,360. Repurchase proceeds are $10,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	1,141	1,141
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2016 valued at $1,164. Repurchase proceeds are $1,141.)

		11,141

U.S. TREASURY BILLS 0.5%
0.020% due 01/05/2012 - 06/21/2012 (a)(d)	38,016	38,505

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 14.2%
	101,067,027	1,012,085

Total Short-Term Instruments (Cost $1,136,390)		1,136,908

PURCHASED OPTIONS (i) 0.0%		457
(Cost $1,863)
Total Investments 104.3% (Cost $7,215,006)		$7,438,772
Written Options (j) (0.1%)
(Premiums $13,145)		(10,265)
Other Assets and Liabilities (Net) (4.2%)		(293,844)

Net Assets 100.0%		$7,134,663

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $61,715 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $14,670 at a weighted average interest rate of (0.439%). On December 31, 2011, securities valued at $2,184 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $16,993 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2013	2,792	$2,995
90-Day Euribor June Futures	Long	06/2014	1,839	3,079
90-Day Euribor March Futures	Long	03/2014	2,099	3,201
90-Day Euribor September Futures	Long	09/2014	1,624	2,017
90-Day Eurodollar June Futures	Long	06/2014	2,000	3,196
U.S. Treasury 10-Year Note March Futures	Long	03/2012	1,432	1,005

				$1 5,493

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $15,832 and cash of $10 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-17 5-Year Index	1.000%	12/20/2016	$432,400	$(3,905)	$1,755

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Depreciation
Receive	6-Month EUR-EURIBOR	2.500%	03/21/2022	EUR 160,800	$(1,784)	$(1,310)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid /(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BPS	(1.300%)	12/20/2018	1.466%		$3,000	$30	$0	$30
American Electric Power Co., Inc.	BRC	(0.790%)	06/20/2019	1.059%		36,000	647	0	647
American International Group, Inc.	GST	(5.000%)	09/20/2018	4.726%		10,000	(155)	(926)	771
Black & Decker Corp.	BRC	(2.250%)	06/20/2014	0.227%		4,000	(204)	0	(204)
Cardinal Health, Inc.	BOA	(0.580%)	06/20/2013	0.222%		5,000	(28)	0	(28)
Centex Corp.	BOA	(1.000%)	06/20/2015	3.306%		4,000	292	132	160
Centex Corp.	DUB	(1.000%)	03/20/2013	2.489%		13,000	228	(22)	250
CSX Corp.	BPS	(1.000%)	03/20/2014	0.314%		250	(4)	3	(7)
CSX Corp.	BRC	(1.440%)	03/20/2018	0.701%		5,370	(238)	0	(238)
Embarq Corp.	DUB	(1.000%)	06/20/2013	1.003%		2,500	(1)	(6)	5
Embarq Corp.	DUB	(1.000%)	06/20/2016	2.123%		2,000	93	(32)	125
International Lease Finance Corp.	CBK	(5.000%)	06/20/2016	6.724%		12,500	703	(1,156)	1,859
International Lease Finance Corp.	GST	(5.000%)	06/20/2016	6.724%		15,000	844	(1,239)	2,083
Intesa Sanpaolo SpA	BOA	(1.000%)	09/20/2016	4.835%	EUR	3,000	568	257	311
Intesa Sanpaolo SpA	BRC	(1.000%)	09/20/2015	4.908%		$13,000	1,616	259	1,357
Intesa Sanpaolo SpA	GST	(1.000%)	09/20/2016	4.835%	EUR	750	142	65	77
Intesa Sanpaolo SpA	MYC	(1.000%)	09/20/2016	4.835%		7,850	1,487	701	786
JPMorgan Chase & Co.	BOA	(1.000%)	12/20/2016	1.397%		$7,000	129	104	25
Limited Brands, Inc.	BPS	(1.000%)	12/20/2014	1.244%		1,250	8	96	(88)
Marsh & McLennan Cos., Inc.	BOA	(0.900%)	06/20/2019	0.738%		2,000	(23)	0	(23)
Marsh & McLennan Cos., Inc.	CBK	(1.000%)	09/20/2015	0.447%		5,000	(103)	(141)	38
Masco Corp.	BRC	(1.000%)	09/20/2012	1.453%		5,000	15	113	(98)
Motorola Solutions, Inc.	JPM	(1.000%)	12/20/2012	0.261%		5,000	(38)	252	(290)
Newell Rubbermaid, Inc.	BOA	(0.660%)	06/20/2013	0.454%		10,000	(33)	0	(33)
Pearson Dollar Finance PLC	BRC	(0.770%)	06/20/2018	0.708%		2,000	(8)	0	(8)
RR Donnelley & Sons Co.	BOA	(1.850%)	03/20/2017	6.945%		4,300	876	0	876
Ryder System, Inc.	CBK	(3.060%)	03/20/2013	0.554%		3,000	(96)	0	(96)
Toll Brothers Finance Corp.	GST	(1.000%)	12/20/2017	2.080%		2,100	123	55	68

							$6,870	$(1,485)	$8,355

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	3.829%		$4,000	$206	$227	$(21)
AES Corp.	GST	5.000%	09/20/2016	3.829%		500	26	20	6
AES Corp.	MYC	5.000%	09/20/2016	3.829%		5,000	257	283	(26)
Alcoa, Inc.	BPS	1.000%	12/20/2015	3.117%		8,850	(680)	(427)	(253)
Alcoa, Inc.	BPS	1.000%	03/20/2021	4.063%		2,400	(494)	(209)	(285)
Alcoa, Inc.	BRC	1.000%	03/20/2016	3.206%		900	(76)	(40)	(36)
Alcoa, Inc.	CBK	5.000%	09/20/2015	3.015%		10,000	705	848	(143)
Alcoa, Inc.	CBK	1.000%	03/20/2016	3.206%		5,000	(422)	(181)	(241)
Alcoa, Inc.	CBK	1.000%	03/20/2021	4.063%		2,900	(598)	(304)	(294)
Alcoa, Inc.	DUB	1.000%	06/20/2015	2.896%		4,200	(257)	(179)	(78)
Alcoa, Inc.	DUB	1.000%	03/20/2016	3.206%		3,200	(270)	(112)	(158)
Alcoa, Inc.	FBF	1.000%	12/20/2015	3.117%		2,600	(200)	(131)	(69)
Alcoa, Inc.	GST	1.000%	03/20/2016	3.206%		1,700	(143)	(73)	(70)
Alcoa, Inc.	GST	1.000%	03/20/2021	4.063%		4,300	(885)	(450)	(435)
Alcoa, Inc.	GST	1.000%	06/20/2021	4.073%		2,000	(419)	(164)	(255)
Alcoa, Inc.	HUS	1.000%	03/20/2016	3.206%		3,100	(262)	(159)	(103)
Alcoa, Inc.	MYC	1.000%	06/20/2015	2.896%		600	(37)	(67)	30
Alcoa, Inc.	MYC	1.000%	03/20/2016	3.206%		3,100	(262)	(163)	(99)
Ally Financial, Inc.	DUB	5.000%	12/20/2012	5.116%		35,000	30	(225)	255
Ally Financial, Inc.	JPM	1.840%	06/20/2012	4.950%		500	(7)	0	(7)
America Movil S.A.B. de C.V.	CBK	1.000%	12/20/2012	0.562%		8,600	40	37	3
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.562%		13,100	62	54	8
America Movil S.A.B. de C.V.	UAG	1.000%	09/20/2012	0.431%		30,000	136	114	22
American Express Co.	JPM	2.750%	03/20/2014	0.756%		3,000	135	0	135
American International Group, Inc.	DUB	0.890%	12/20/2012	3.074%		100	(2)	0	(2)
American International Group, Inc.	DUB	0.900%	12/20/2012	3.074%		300	(6)	0	(6)
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	1.083%	EUR	20,600	(74)	(220)	146
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	1.083%		$25,000	(70)	(150)	80
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	1.083%	EUR	3,700	(13)	(37)	24
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	1.083%		3,300	(11)	(41)	30
ArcelorMittal	BOA	1.000%	12/20/2015	5.070%		$1,700	(238)	(114)	(124)
ArcelorMittal	BOA	1.000%	06/20/2021	5.441%		3,200	(873)	(358)	(515)
ArcelorMittal	BPS	1.000%	03/20/2016	5.121%		1,200	(179)	(53)	(126)
ArcelorMittal	BRC	1.000%	12/20/2015	5.070%		7,000	(979)	(539)	(440)
ArcelorMittal	BRC	1.000%	03/20/2016	5.121%		4,200	(623)	(188)	(435)
ArcelorMittal	CBK	1.000%	03/20/2016	5.121%		1,400	(207)	(57)	(150)
ArcelorMittal	FBF	1.000%	12/20/2015	5.070%		14,500	(2,027)	(1,090)	(937)
ArcelorMittal	FBF	1.000%	03/20/2016	5.121%		7,500	(1,113)	(395)	(718)
ArcelorMittal	GST	1.000%	03/20/2016	5.121%		2,300	(342)	(105)	(237)
ArcelorMittal	HUS	1.000%	03/20/2016	5.121%		800	(119)	(35)	(84)
ArcelorMittal	JPM	1.000%	12/20/2015	5.070%		5,000	(699)	(334)	(365)
ArcelorMittal	JPM	1.000%	03/20/2016	5.121%		4,900	(728)	(192)	(536)
ArcelorMittal	MYC	1.000%	12/20/2015	5.070%		8,300	(1,161)	(631)	(530)
ArcelorMittal	MYC	1.000%	03/20/2016	5.121%		2,300	(342)	(141)	(201)
Australia Government Bond	DUB	1.000%	06/20/2016	0.716%		17,500	223	424	(201)
Australia Government Bond	UAG	1.000%	09/20/2015	0.613%		6,100	89	155	(66)
Australia Government Bond	UAG	1.000%	12/20/2015	0.646%		1,000	14	28	(14)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.463%		25,000	(350)	(502)	152
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	1.268%		5,000	(1)	0	(1)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.463%		10,000	(140)	(83)	(57)
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2012	0.979%		6,600	4	33	(29)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.463%		15,000	(210)	(187)	(23)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	1.463%		25,000	(351)	(468)	117
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.872%		16,200	82	(71)	153
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.872%		8,500	42	(49)	91
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.916%		1,200	4	8	(4)
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.872%		800	4	(4)	8
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.872%		1,900	9	(11)	20
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.872%		3,500	18	(8)	26
BNP Paribas S.A.	DUB	3.000%	03/20/2016	5.129%	EUR	2,300	(227)	(211)	(16)
BNP Paribas S.A.	GST	3.000%	03/20/2016	5.129%		1,200	(119)	(113)	(6)
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.866%		$10,000	50	57	(7)
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.866%		25,000	124	119	5
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.961%		5,000	10	22	(12)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.000%		5,500	2	49	(47)
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.866%		5,000	25	31	(6)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.388%		15,800	(229)	(133)	(96)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%		3,000	8	4	4
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%		7,300	(89)	(62)	(27)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%		2,000	5	3	2
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%		19,800	(331)	(140)	(191)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.388%		11,600	(168)	(73)	(95)

Brazil Government International Bond	FBF	1.000%	06/20/2015	1.306%		1,150	(11)	(10)	(1)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%		2,000	5	3	2
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%		2,500	(31)	(25)	(6)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%		7,700	(129)	(47)	(82)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.223%		400	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%		10,000	(99)	(129)	30
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.388%		7,300	(106)	(54)	(52)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.422%		5,600	(93)	(38)	(55)
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.751%		1,100	(5)	0	(5)
Canadian Natural Resources Ltd.	BRC	1.000%	09/20/2015	1.234%		1,500	(12)	(7)	(5)
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.902%		7,000	714	370	344
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.288%		6,000	(64)	18	(82)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.234%		2,000	(17)	(7)	(10)
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.234%		4,100	(34)	(14)	(20)
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.288%		3,600	(39)	12	(51)
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	1.234%		36,800	(297)	(162)	(135)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	1.265%		14,300	(148)	198	(346)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	1.265%		5,200	(54)	71	(125)
China Government International Bond	BOA	0.820%	12/20/2014	1.054%		1,300	(8)	0	(8)
China Government International Bond	BRC	0.770%	12/20/2014	1.054%		5,350	(43)	0	(43)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%		11,800	(133)	152	(285)
China Government International Bond	DUB	1.000%	09/20/2015	1.203%		13,000	(90)	117	(207)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%		8,100	(74)	142	(216)
China Government International Bond	FBF	1.000%	12/20/2016	1.450%		700	(15)	(33)	18
China Government International Bond	HUS	1.000%	06/20/2015	1.149%		10,000	(47)	194	(241)
China Government International Bond	JPM	1.000%	06/20/2015	1.149%		3,500	(16)	71	(87)
China Government International Bond	JPM	1.000%	09/20/2015	1.203%		19,500	(135)	194	(329)
China Government International Bond	MYC	1.000%	12/20/2015	1.249%		3,000	(28)	41	(69)
China Government International Bond	MYC	1.000%	12/20/2016	1.450%		500	(10)	(24)	14
China Government International Bond	RYL	1.000%	06/20/2015	1.149%		10,000	(47)	194	(241)
Citigroup, Inc.	MYC	0.280%	09/20/2012	1.978%		700	(9)	0	(9)
Comcast Corp.	BRC	1.610%	12/20/2013	0.450%		7,000	164	0	164
Comcast Corp.	DUB	1.000%	12/20/2015	0.806%		8,500	68	(8)	76
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	1.373%		40,000	(620)	(38)	(582)
Credit Agricole S.A.	BRC	1.000%	03/20/2016	2.524%	EUR	7,000	(524)	(356)	(168)
Daimler Finance North America LLC	GST	1.000%	12/20/2013	1.094%		$2,800	(4)	27	(31)
Danone	DUB	1.000%	03/20/2016	0.758%		2,000	20	32	(12)
Danone	FBF	1.000%	12/20/2015	0.731%	EUR	400	6	8	(2)
Danone	JPM	1.000%	12/20/2015	0.731%		14,200	197	269	(72)
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.303%		$9,900	(467)	(310)	(157)
Denmark Government International Bond	DUB	0.250%	09/20/2016	1.303%		2,000	(94)	(67)	(27)
Denmark Government International Bond	GST	0.250%	09/20/2016	1.303%		3,400	(160)	(104)	(56)
Denmark Government International Bond	RYL	0.250%	09/20/2016	1.303%		900	(42)	(27)	(15)
Denmark Government International Bond	UAG	0.250%	09/20/2016	1.303%		2,900	(137)	(95)	(42)
Deutsche Telekom International Finance BV	GST	1.000%	06/20/2016	1.162%		23,900	(157)	197	(354)
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.679%		100	0	0	0
E.ON International Finance BV	HUS	1.000%	03/20/2016	1.191%		3,000	(22)	32	(54)
Egypt Government International Bond	BRC	1.000%	03/20/2016	6.202%		5,500	(1,020)	(679)	(341)
Egypt Government International Bond	CBK	1.000%	03/20/2016	6.202%		1,500	(278)	(183)	(95)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%		500	(92)	(60)	(32)
Egypt Government International Bond	JPM	1.000%	03/20/2016	6.202%		5,650	(1,048)	(708)	(340)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	09/20/2015	1.053%		500	(1)	(3)	2
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.090%		4,000	(13)	(26)	13
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.122%		2,000	(9)	(13)	4
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	06/20/2015	1.011%		10,000	0	(53)	53
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2015	1.090%		10,000	(30)	(59)	29
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%		1,000	(5)	(8)	3
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	1.053%		4,600	(7)	(22)	15
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		1,000	(5)	(8)	3
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%		1,000	(7)	(8)	1
Encana Corp.	FBF	1.000%	03/20/2017	1.830%		13,500	(539)	(552)	13
Forest Oil Corp.	BOA	5.000%	06/20/2015	4.205%		5,000	136	104	32
Forest Oil Corp.	CBK	5.000%	06/20/2015	4.205%		2,500	68	63	5
Forest Oil Corp.	FBF	5.000%	06/20/2015	4.205%		1,500	41	(6)	47
Forest Oil Corp.	GST	5.000%	06/20/2015	4.205%		6,500	177	126	51
France Government Bond	BRC	0.250%	03/20/2016	2.031%		1,800	(126)	(71)	(55)
France Government Bond	CBK	0.250%	03/20/2016	2.031%		4,100	(288)	(165)	(123)
France Government Bond	GST	0.250%	03/20/2016	2.031%		34,100	(2,395)	(1,354)	(1,041)
France Government Bond	JPM	0.250%	03/20/2016	2.031%		1,000	(70)	(26)	(44)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2012	0.655%		300	1	0	1
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	1.674%		5,000	(133)	(12)	(121)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%		1,000	(9)	(21)	12
Gazprom OAO Via Gazprom International S.A.	HUS	1.000%	09/20/2012	1.807%		10,000	(55)	(62)	7
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%		1,000	(9)	(20)	11
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.013%		1,500	(15)	(31)	16
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.445%		3,700	70	70	0

General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.758%	4,800	379	0	379
General Electric Capital Corp.	BOA	5.000%	09/20/2014	2.124%	8,000	618	922	(304)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	2.368%	500	(27)	(6)	(21)
General Electric Capital Corp.	BPS	4.750%	12/20/2013	1.936%	1,500	84	0	84
General Electric Capital Corp.	BPS	3.900%	03/20/2014	1.994%	10,000	426	0	426
General Electric Capital Corp.	BRC	0.630%	12/20/2012	1.562%	600	(5)	0	(5)
General Electric Capital Corp.	BRC	4.450%	12/20/2013	1.936%	4,000	201	0	201
General Electric Capital Corp.	CBK	1.310%	03/20/2013	1.612%	1,000	(3)	0	(3)
General Electric Capital Corp.	CBK	6.950%	03/20/2013	1.612%	2,425	163	0	163
General Electric Capital Corp.	CBK	4.200%	03/20/2014	1.994%	10,000	492	0	492
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.124%	5,000	386	178	208
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.562%	4,000	(18)	0	(18)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.936%	2,000	112	0	112
General Electric Capital Corp.	GST	5.700%	12/20/2013	1.936%	5,000	374	0	374
General Electric Capital Corp.	GST	5.000%	09/20/2014	2.124%	4,000	309	160	149
General Electric Capital Corp.	JPM	5.000%	09/20/2014	2.124%	4,300	332	275	57
General Electric Capital Corp.	RYL	1.000%	03/20/2015	2.240%	1,300	(48)	(37)	(11)
HCA, Inc.	GST	5.000%	06/20/2016	5.479%	2,200	(36)	138	(174)
HCA, Inc.	MYC	5.000%	06/20/2016	5.479%	8,700	(143)	533	(676)
Illinois State General Obligation Bonds, Series 2006	DUB	2.770%	03/20/2021	2.883%	3,100	(16)	0	(16)
Illinois State General Obligation Bonds, Series 2006	DUB	2.820%	03/20/2021	2.883%	1,200	(3)	0	(3)
Illinois State General Obligation Bonds, Series 2006	MYC	2.780%	03/20/2021	2.883%	1,200	(6)	0	(6)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.725%	5,000	(127)	(120)	(7)
Japan Government International Bond	GST	1.000%	03/20/2015	1.080%	21,900	(46)	467	(513)
Japan Government International Bond	GST	1.000%	09/20/2015	1.180%	2,400	(15)	35	(50)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	700	(5)	16	(21)
Japan Government International Bond	GST	1.000%	03/20/2016	1.254%	18,700	(186)	48	(234)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.219%	300	(2)	7	(9)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	5,600	(56)	(6)	(50)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.219%	3,700	(30)	82	(112)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%	800	(8)	(10)	2
Japan Government International Bond	RYL	1.000%	12/20/2015	1.219%	2,000	(16)	45	(61)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.254%	900	(8)	(10)	2
Lafarge S.A.	CBK	1.000%	06/20/2016	4.312%	5,700	(734)	(326)	(408)
Lafarge S.A.	FBF	1.000%	06/20/2016	4.312%	24,300	(3,130)	(1,411)	(1,719)
Lafarge S.A.	MYC	1.000%	06/20/2016	4.312%	25,000	(3,220)	(1,468)	(1,752)
Lincoln National Corp.	BOA	1.000%	03/20/2016	3.218%	3,200	(271)	(106)	(165)
Lincoln National Corp.	DUB	1.000%	03/20/2016	3.218%	5,000	(421)	(169)	(252)
MBIA, Inc.	UAG	5.000%	03/20/2012	18.052%	4,000	(106)	(140)	34
MetLife, Inc.	DUB	2.070%	03/20/2013	2.119%	1,000	0	0	0
MetLife, Inc.	DUB	5.000%	06/20/2014	2.619%	9,000	525	(90)	615
MetLife, Inc.	DUB	5.000%	09/20/2014	2.720%	5,000	305	463	(158)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.362%	9,200	944	1,118	(174)
MetLife, Inc.	GST	1.000%	12/20/2014	2.803%	9,000	(451)	(504)	53
MetLife, Inc.	JPM	5.000%	06/20/2014	2.619%	6,000	349	(36)	385
MetLife, Inc.	JPM	5.000%	09/20/2014	2.720%	15,000	914	1,353	(439)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%	9,800	(96)	(71)	(25)
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.324%	8,850	(107)	(59)	(48)
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%	1,500	7	3	4
Mexico Government International Bond	GST	1.000%	12/20/2012	0.528%	1,500	8	4	4
Mexico Government International Bond	HUS	1.690%	09/20/2014	1.095%	15,800	331	0	331
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%	14,900	(213)	(49)	(164)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%	3,500	18	9	9
Mexico Government International Bond	MYC	1.000%	09/20/2015	1.281%	3,600	(35)	(28)	(7)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%	13,200	(189)	(62)	(127)
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.281%	9,800	(96)	(85)	(11)
National Bank of Abu Dhabi PJSC	BRC	1.000%	03/20/2012	0.936%	3,100	1	9	(8)
National Bank of Abu Dhabi PJSC	GST	1.000%	03/20/2012	0.936%	4,400	2	5	(3)
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.968%	5,100	15	0	15
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.968%	5,000	4	0	4
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.968%	1,400	4	0	4
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.709%	1,100	12	0	12
Nokia OYJ	MYC	1.000%	09/20/2013	2.335%	8,400	(186)	(98)	(88)
NRG Energy, Inc.	GST	5.000%	12/20/2016	6.122%	5,400	(235)	(109)	(126)
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.832%	8,000	508	0	508
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	1.303%	20,000	(265)	(202)	(63)
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	1.303%	5,000	(66)	(50)	(16)
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	1.303%	2,500	(33)	(25)	(8)
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	1.303%	2,500	(33)	(26)	(7)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	0.867%	3,800	3	7	(4)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%	25,000	34	(292)	326
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	1.052%	11,000	(1)	0	(1)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.723%	5,000	(128)	(143)	15
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%	3,600	5	(23)	28
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%	5,700	(146)	(182)	36
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.865%	2,600	14	(12)	26
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.865%	13,500	76	(17)	93
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.865%	1,500	9	(11)	20
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.512%	1,000	(58)	(19)	(39)
Prudential Financial, Inc.	GST	1.000%	03/20/2016	2.512%	25,000	(1,460)	(633)	(827)
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	1.668%	13,000	(79)	65	(144)
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.135%	1,000	(5)	(8)	3

Qatar Government International Bond	FBF	1.000%	03/20/2016	1.135%		400	(2)	0	(2)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		3,500	(18)	(26)	8
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.176%		1,000	(7)	(7)	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		4,000	(20)	(8)	(12)
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.135%		500	(2)	0	(2)
Republic of Italy Government Bond	BPS	1.000%	12/20/2015	4.876%		2,900	(378)	(103)	(275)
Republic of Italy Government Bond	GST	1.000%	09/20/2016	4.834%		5,200	(771)	(434)	(337)
Republic of Italy Government Bond	RYL	1.000%	12/20/2015	4.876%		4,700	(612)	(164)	(448)
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	1.427%		3,800	(56)	(14)	(42)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.746%		2,000	23	15	8
Rogers Communications, Inc.	JPM	1.000%	12/20/2015	0.668%		22,900	304	82	222
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.746%		5,800	66	39	27
Royal Bank of Scotland Group PLC	BOA	3.000%	06/20/2018	7.390%	EUR	5,500	(1,465)	(114)	(1,351)
Royal Bank of Scotland Group PLC	FBF	3.000%	06/20/2018	7.390%		4,500	(1,198)	(82)	(1,116)
Russia Government International Bond	CBK	1.000%	12/20/2012	1.564%		$3,900	(20)	(46)	26
Russia Government International Bond	CBK	1.000%	03/20/2016	2.616%		12,700	(804)	(137)	(667)
Russia Government International Bond	DUB	1.000%	12/20/2012	1.564%		2,800	(14)	(39)	25
Russia Government International Bond	FBF	1.000%	12/20/2012	1.564%		1,000	(5)	(10)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%		5,100	(26)	(60)	34
Russia Government International Bond	HUS	1.000%	03/20/2016	2.616%		3,400	(215)	(46)	(169)
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%		4,100	(21)	(46)	25
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%		1,000	(5)	(10)	5
Russia Government International Bond	MYC	1.000%	06/20/2016	2.666%		1,000	(68)	(13)	(55)
Russia Government International Bond	RYL	1.000%	03/20/2016	2.616%		10,000	(632)	(103)	(529)
Russia Government International Bond	UAG	1.000%	06/20/2015	2.495%		5,000	(245)	(76)	(169)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	3.360%		600	(54)	(31)	(23)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	3.360%		900	(82)	(47)	(35)
Shell International Finance BV	BOA	1.000%	03/20/2016	0.780%	EUR	3,800	46	103	(57)
Shell International Finance BV	DUB	1.000%	06/20/2016	0.807%		$1,900	17	38	(21)
Shell International Finance BV	GST	1.000%	03/20/2016	0.780%		3,200	30	66	(36)
Shell International Finance BV	HUS	1.000%	06/20/2016	0.807%		2,000	17	38	(21)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.780%		16,300	154	313	(159)
Shell International Finance BV	MYC	1.000%	06/20/2016	0.807%		16,800	147	315	(168)
Shell International Finance BV	SOG	1.000%	03/20/2016	0.780%	EUR	1,600	19	44	(25)
Shell International Finance BV	UAG	1.000%	03/20/2016	0.780%		3,500	42	96	(54)
South Korea Government Bond	BOA	1.000%	12/20/2015	1.432%		$1,400	(22)	3	(25)
South Korea Government Bond	BRC	0.960%	12/20/2014	1.297%		400	(4)	0	(4)
South Korea Government Bond	BRC	1.000%	09/20/2015	1.402%		3,600	(50)	(22)	(28)
South Korea Government Bond	BRC	1.000%	12/20/2015	1.432%		8,600	(138)	97	(235)
South Korea Government Bond	BRC	1.000%	06/20/2016	1.503%		4,600	(96)	11	(107)
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%		7,500	4	(39)	43
South Korea Government Bond	FBF	1.000%	12/20/2012	0.982%		1,000	0	(5)	5
South Korea Government Bond	FBF	1.000%	03/20/2016	1.458%		5,000	(91)	(3)	(88)
South Korea Government Bond	JPM	1.000%	12/20/2012	0.982%		1,000	1	(6)	7
South Korea Government Bond	JPM	1.000%	09/20/2015	1.402%		2,400	(34)	(10)	(24)
South Korea Government Bond	JPM	1.000%	12/20/2015	1.432%		12,800	(205)	(9)	(196)
South Korea Government Bond	RYL	1.000%	06/20/2015	1.367%		10,000	(120)	101	(221)
South Korea Government Bond	UAG	1.000%	09/20/2015	1.402%		10,500	(147)	(35)	(112)
South Korea Government Bond	UAG	1.000%	12/20/2015	1.432%		9,000	(145)	78	(223)
Spain Government Bond	CBK	1.000%	06/20/2016	3.736%		6,000	(637)	(409)	(228)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		1,300	(131)	(81)	(50)
Spain Government Bond	HUS	1.000%	03/20/2016	3.724%		5,100	(513)	(310)	(203)
Statoil ASA	BRC	1.000%	06/20/2016	0.955%		8,600	20	168	(148)
Statoil ASA	FBF	1.000%	06/20/2016	0.955%		3,000	6	58	(52)
Statoil ASA	SOG	1.000%	06/20/2016	0.955%		8,600	20	164	(144)
Statoil ASA	UAG	1.000%	06/20/2016	0.955%		5,000	11	100	(89)
Teck Resources Ltd.	BRC	1.000%	03/20/2016	1.707%		1,000	(28)	(2)	(26)
Teck Resources Ltd.	CBK	1.000%	12/20/2015	1.642%		2,200	(53)	(31)	(22)
Teck Resources Ltd.	MYC	1.000%	03/20/2021	2.359%		10,000	(1,021)	(521)	(500)
Teck Resources Ltd.	UAG	1.000%	03/20/2016	1.707%		3,000	(84)	(10)	(74)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	3.578%		3,000	(274)	(69)	(205)
Tesco PLC	HUS	1.000%	03/20/2016	0.951%		3,900	10	50	(40)
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	1.803%		4,000	(121)	(40)	(81)
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	1.803%		15,000	(449)	(88)	(361)
TNK-BP Finance S.A.	HUS	1.000%	03/20/2012	2.439%		7,900	(22)	(14)	(8)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	9.002%	JPY	400,000	(190)	(689)	499
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		329,900	(352)	(755)	403
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%		200,000	(95)	(222)	127
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.600%		$18,000	237	24	213
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.600%		4,500	59	21	38
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.472%		2,000	(40)	(5)	(35)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.472%		2,700	(53)	(11)	(42)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.472%		10,000	(197)	(60)	(137)
Transocean, Inc.	DUB	5.000%	03/20/2012	1.700%		2,800	26	11	15
Transocean, Inc.	FBF	5.000%	03/20/2012	1.700%		1,600	15	5	10
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.214%	EUR	5,300	3	(46)	49
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.214%		10,600	5	(88)	93
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.214%		5,000	2	(46)	48
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.214%		5,900	3	(58)	61
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%		$10,000	74	128	(54)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.828%		8,200	61	158	(97)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%		4,500	38	104	(66)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%		7,500	87	111	(24)
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.792%		5,000	43	94	(51)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		9,300	55	161	(106)
UPC Holding BV	DUB	5.000%	06/20/2016	7.104%	EUR	11,100	(1,043)	(19)	(1,024)

Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	2.313%		5,000	(328)	(130)	(198)
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	2.313%		$5,000	(257)	(49)	(208)
Xstrata Finance Canada Ltd.	FBF	1.000%	03/20/2016	2.313%		8,900	(457)	(79)	(378)
Xstrata Finance Canada Ltd.	GST	1.000%	03/20/2016	2.313%	EUR	6,700	(440)	(133)	(307)

							$(40,749)	$(13,782)	$(26,967)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value(5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	$67,400	$(477)	$(759)	$282
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016	9,300	(66)	(87)	21
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016	80,000	(566)	(1,155)	589
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016	144,400	(1,023)	(1,483)	460
CDX.IG-17 5-Year Index	CBK	1.000%	12/20/2016	33,700	(303)	(382)	79
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016	350,000	(3,149)	(4,760)	1,611
CDX.IG-17 5-Year Index	UAG	1.000%	12/20/2016	121,500	(1,093)	(1,760)	667

					$(6,677)	$(10,386)	$3,709

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.830%	01/02/2012	BRC	BRL	900	$6	$1	$5
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		64,000	632	260	372
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	695	273	422
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		75,000	(228)	52	(280)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		80,000	0	320	(320)
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		332,100	1,124	(390)	1,514
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		322,000	1,507	(469)	1,976
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		1,050,500	10,588	5,131	5,457
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		15,000	155	0	155
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		314,000	3,353	1,876	1,477
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		337,000	6,315	428	5,887
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		21,000	393	93	300
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		199,000	3,819	311	3,508
Pay	6-Month AUD Bank Bill	4.750%	06/15/2022	JPM	AUD	3,700	37	(23)	60
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	CBK		85,000	2,554	170	2,384
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB		90,200	2,711	1,175	1,536
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	1,020,000	(780)	341	(1,121)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	724,300	(411)	(237)	(174)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	CBK		91,000	(52)	105	(157)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		800,000	(454)	(598)	144
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		650,000	(369)	(464)	95
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		6,400	(4)	(2)	(2)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		27,000	(10)	28	(38)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	GLM		5,800	(2)	8	(10)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	HUS		175,000	(65)	158	(223)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	JPM		10,000	(4)	6	(10)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		269,000	(101)	213	(314)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		689,100	2,776	1,406	1,370
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		227,100	915	632	283
Pay	28-Day MXN TIIE	6.750%	08/31/2021	BRC		68,000	6	139	(133)
Pay	28-Day MXN TIIE	6.750%	08/31/2021	HUS		228,000	20	336	(316)

							$35,126	$11,279	$23,847

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		$168,600	$641	$46
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		72,900	328	20
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	8,300	374	211

								$1,343	$277

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-17 5-Year Index	BOA	Buy	92.000%	01/18/2012	$16,000	$520	$180

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	406	$212	$(41)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	406	101	(243)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,308	376	(45)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,308	425	(1,108)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	858	679	(68)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	577	247	(112)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	577	503	(134)

				$2,543	$(1,751)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$227,100	$804	$(611)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	(733)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		190,000	397	(152)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		190,000	397	(439)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		442,600	608	(83)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		442,600	608	(1,628)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		2,582,300	1,840	(1,344)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		2,582,300	1,840	(2,229)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		120,000	1,713	(786)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	37,000	427	(178)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014		19,800	139	(3)

								$9,577	$(8,186)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.300%	01/18/2012	$80,000	$512	$(132)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$(107)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	273	(89)

						$513	$(196)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	57,291	02/2012	CBK	$0	$(1,646)	$(1,646)
Sell		161,610	02/2012	JPM	0	(5,419)	(5,419)
Buy	BRL	43,488	01/2012	HUS	131	0	131
Sell		43,488	01/2012	HUS	0	(558)	(558)
Buy		43,488	01/2012	MSC	0	(892)	(892)
Sell		43,488	01/2012	MSC	0	(131)	(131)
Sell		43,488	03/2012	MSC	916	0	916
Sell	CAD	17,096	02/2012	BRC	0	(493)	(493)
Buy		81,697	02/2012	DUB	105	0	105
Buy	CNY	4,013	02/2012	BRC	6	0	6

Sell		87,311	02/2012	DUB	0	(333)	(333)
Buy		211,474	06/2012	CBK	37	(270)	(233)
Buy		36,600	06/2012	DUB	11	0	11
Buy		38,315	06/2012	GST	26	0	26
Buy		202,750	06/2012	HUS	28	(70)	(42)
Buy		135,381	06/2012	JPM	9	(41)	(32)
Buy		138,000	06/2012	SOG	11	0	11
Buy		242,923	10/2012	GST	0	(108)	(108)
Buy		163,248	02/2013	BRC	0	(344)	(344)
Buy		239,988	02/2013	DUB	0	(903)	(903)
Buy		11,000	08/2013	DUB	0	(44)	(44)
Buy		33,214	08/2013	UAG	0	(89)	(89)
Buy		60,000	04/2014	RYL	0	(520)	(520)
Buy		13,651	04/2016	JPM	0	(211)	(211)
Buy	EUR	83,865	01/2012	BRC	1	(3,305)	(3,304)
Sell		72,658	01/2012	BRC	5,751	0	5,751
Buy		71,357	01/2012	CBK	0	(863)	(863)
Sell		75,105	01/2012	DUB	6,634	0	6,634
Sell		161,366	01/2012	FBL	6,724	0	6,724
Buy		15,466	01/2012	JPM	0	(404)	(404)
Sell		5,769	01/2012	JPM	568	0	568
Buy		4,022	01/2012	RBC	0	(274)	(274)
Buy		29,699	01/2012	UAG	0	(290)	(290)
Sell		50,130	02/2012	BRC	624	0	624
Sell		71,010	02/2012	CBK	855	0	855
Sell		10,527	02/2012	JPM	109	0	109
Sell		29,699	02/2012	UAG	294	0	294
Sell	GBP	13,036	01/2012	BRC	197	0	197
Buy		96	01/2012	CBK	0	(1)	(1)
Sell		52,219	01/2012	GST	609	0	609
Buy		65,159	01/2012	RBC	0	(847)	(847)
Sell		65,159	02/2012	RBC	847	0	847
Sell	INR	1,360,871	07/2012	DUB	644	0	644
Buy		1,348,696	07/2012	UAG	0	(4,799)	(4,799)
Sell	JPY	2,185,457	01/2012	DUB	69	0	69
Sell		8,457	02/2012	BRC	0	(1)	(1)
Buy		2,060,926	02/2012	RBC	231	0	231
Buy	KRW	42,219,251	02/2012	CBK	0	(1,666)	(1,666)
Sell		5,492,088	02/2012	DUB	47	0	47
Sell		22,718,325	02/2012	HUS	355	0	355
Sell		53,800,635	02/2012	MSC	843	0	843
Buy		58,623,000	02/2012	UAG	0	(4,585)	(4,585)
Buy	MXN	3,429	03/2012	BRC	0	0	0
Buy		1,052,929	03/2012	CBK	0	(2,136)	(2,136)
Sell		9,886	03/2012	FBL	16	0	16
Sell		287,988	03/2012	GST	700	0	700
Buy		10,618	03/2012	HUS	1	0	1
Sell		339,250	03/2012	MSC	827	0	827
Sell		260,689	03/2012	UAG	414	(99)	315
Buy	NOK	82,448	01/2012	FBL	0	(480)	(480)
Buy		82,447	01/2012	GST	0	(504)	(504)
Buy		82,448	01/2012	UAG	0	(513)	(513)
Buy	PHP	1,135,013	03/2012	CBK	0	(227)	(227)
Sell		943,515	03/2012	GST	170	0	170
Buy		909,000	03/2012	JPM	0	(156)	(156)
Sell		341,475	03/2012	JPM	61	0	61
Buy	RUB	839,705	03/2012	CBK	0	(2,553)	(2,553)
Sell		859,350	03/2012	HUS	0	(856)	(856)
Buy	SGD	45,468	02/2012	BRC	0	(359)	(359)
Sell		31,439	02/2012	DUB	62	0	62
Buy		20,300	02/2012	GST	28	0	28
Sell		15,277	02/2012	GST	0	(47)	(47)
Buy		27,100	02/2012	HUS	37	0	37
Buy	TWD	570	01/2012	BRC	0	(1)	(1)

					$29,000	$(37,038)	$(8,038)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$226,903	$6,869	$233,772
Corporate Bonds & Notes
Banking & Finance	0	2,107,697	10,931	2,118,628
Industrials	0	1,351,598	160,128	1,511,726
Utilities	0	366,324	986	367,310
Convertible Bonds & Notes
Industrials	0	3,259	0	3,259
Municipal Bonds & Notes
California	0	57,488	0	57,488
Colorado	0	8,768	0	8,768
Florida	0	2,148	0	2,148
Louisiana	0	3,036	0	3,036

New York	0	12,556	0	12,556
Ohio	0	2,863	0	2,863
Texas	0	42,778	0	42,778
Washington	0	2,250	0	2,250
U.S. Government Agencies	0	504,303	0	504,303
U.S. Treasury Obligations	0	1,237,759	0	1,237,759
Mortgage-Backed Securities	0	49,547	0	49,547
Asset-Backed Securities	0	25,937	20,952	46,889
Sovereign Issues	0	55,820	0	55,820
Convertible Preferred Securities
Banking & Finance	20,655	0	0	20,655
Utilities	2,950	0	0	2,950
Preferred Securities
Banking & Finance	1,684	15,218	0	16,902
Short-Term Instruments
Certificates of Deposit	0	75,177	0	75,177
Repurchase Agreements	0	11,141	0	11,141
U.S. Treasury Bills	0	38,505	0	38,505
PIMCO Short-Term Floating NAV Portfolio	1,012,085	0	0	1,012,085
Purchased Options
Credit Contracts	0	180	0	180
Interest Rate Contracts	0	277	0	277
	$1,037,374	$6,201,532	$199,866	$7,438,772
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	24,387	0	24,387
Foreign Exchange Contracts	0	29,000	0	29,000
Interest Rate Contracts	15,493	26,945	0	42,438
	$15,493	$80,332	$0	$95,825
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(37,667)	0	(37,667)
Foreign Exchange Contracts	0	(37,038)	0	(37,038)
Interest Rate Contracts	0	(14,345)	(196)	(14,541)
	$0	$(89,050)	$(196)	$(89,246)

Totals	$1,052,867	$6,192,814	$199,670	$7,445,351

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$4,167	$6,896	$(4,200)	$1	$0	$5	$0	$0	$6,869	$(29)
Corporate Bonds & Notes
Banking & Finance	8,099	2,926	(11)	(10)	0	(73)	0	0	10,931	(78)
Industrials	177,367	47,029	(55,285)	(411)	(83)	(8,489)	0	0	160,128	(7,054)
Utilities	1,111	0	(93)	(13)	0	(19)	0	0	986	(17)
Asset-Backed Securities	22,092	0	(252)	93	6	(237)	0	(750)	20,952	(241)

	212,836	56,851	(59,841)	(340)	(77)	(8,813)	0	(750)	199,866	(7,419)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$18	$0	$0	$0	$0	$(84)	$0	$66	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,949)	$0	$0	$0	$2,914	$1,839	$0	$0	$(196)	$90

Totals	$207,905	$56,851	$(59,841)	$(340)	$2,837	$(7,058)	$0	$(684)	$199,670	$(7,329)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 40.6%
BANKING & FINANCE 15.6%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		$735	$781
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	106
American Express Co.
6.150% due 08/28/2017		1,800	2,062
8.150% due 03/19/2038		7,500	11,146
American International Group, Inc.
5.050% due 10/01/2015		2,000	1,939
5.850% due 01/16/2018		3,000	2,941
6.250% due 05/01/2036		8,280	7,446
6.765% due 11/15/2017	GBP	367	540
6.820% due 11/15/2037		$1,722	1,681
8.175% due 05/15/2068		3,400	3,060
8.250% due 08/15/2018		1,900	2,016
Anadarko Finance Co.
7.500% due 05/01/2031		14,970	18,136
Asian Development Bank
5.820% due 06/16/2028		500	649
Banco Bradesco S.A.
2.561% due 05/16/2014		19,400	19,055
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	17,000	21,738
6.000% due 01/22/2020		$9,700	10,670
Bank of America Corp.
0.787% due 08/15/2016		100	78
5.625% due 07/01/2020		24,185	22,370
5.875% due 01/05/2021		5,000	4,766
7.625% due 06/01/2019		800	828
Bank of America N.A.
6.000% due 10/15/2036		14,490	12,069
Bank One Corp.
7.625% due 10/15/2026		95	111
8.000% due 04/29/2027		100	118
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,000
10.179% due 06/12/2021		11,560	12,278
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	12,986
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,400	1,356
7.250% due 04/22/2020		2,500	2,512
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	269
BNP Paribas S.A.
5.186% due 06/29/2049		7,000	4,690
Capital One Capital V
10.250% due 08/15/2039		1,800	1,879
Capital One Capital VI
8.875% due 05/15/2040		6,600	6,874
Citigroup Capital XXI
8.300% due 12/21/2077		100	100
Citigroup, Inc.
5.365% due 03/06/2036 (n)	CAD	5,940	4,219
5.850% due 12/11/2034		$220	217
5.875% due 05/29/2037		2,100	2,101
6.125% due 05/15/2018		3,600	3,836
6.625% due 06/15/2032		4,250	3,947
6.875% due 03/05/2038		23,600	25,967
8.125% due 07/15/2039		22,200	27,220
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,018
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		9,900	9,722
11.000% due 12/29/2049		18,200	21,387
Credit Agricole S.A.
6.637% due 05/29/2049		5,800	3,422
8.375% due 10/29/2049		10,000	7,550
Credit Suisse
6.000% due 02/15/2018		3,800	3,751
Fifth Third Bancorp
6.250% due 05/01/2013		255	268
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	133
5.875% due 01/14/2038		$14,600	15,495

6.150% due 08/07/2037		4,455	4,881
6.375% due 11/15/2067		250	247
6.750% due 03/15/2032		18,880	22,138
6.875% due 01/10/2039		13,300	15,959
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		380	381
5.950% due 01/18/2018		1,500	1,538
6.125% due 02/15/2033		350	340
6.250% due 02/01/2041		27,400	26,923
6.450% due 05/01/2036		900	813
6.750% due 10/01/2037		20,185	18,809
7.250% due 04/10/2028	GBP	2,000	3,228
7.500% due 02/15/2019		$3,600	3,980
HBOS PLC
6.000% due 11/01/2033		2,600	1,592
6.750% due 05/21/2018		8,500	6,822
HCP, Inc.
6.750% due 02/01/2041		800	906
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	376
5.875% due 11/01/2034		230	222
7.000% due 01/15/2039		19,550	21,229
HSBC Capital Funding LP
4.610% due 12/29/2049		600	553
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,577
6.500% due 05/02/2036		$2,040	2,064
6.500% due 09/15/2037		7,900	7,810
6.800% due 06/01/2038		2,800	2,904
ING Bank NV
1.940% due 06/09/2014		15,600	14,952
JPMorgan Chase & Co.
4.250% due 10/15/2020		7,000	7,059
4.350% due 08/15/2021		10,000	10,115
4.400% due 07/22/2020		10,000	10,227
6.000% due 01/15/2018		2,000	2,234
6.400% due 05/15/2038		3,005	3,494
7.900% due 04/29/2049		2,900	3,098
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		11,500	11,658
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,710	1,727
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		9,950	10,049
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	313
Lincoln National Corp.
6.300% due 10/09/2037		400	413
Lloyds TSB Bank PLC
12.000% due 12/29/2049		3,500	3,211
Majapahit Holding BV
7.875% due 06/29/2037		2,900	3,415
Merrill Lynch & Co., Inc.
1.777% due 05/30/2014	EUR	2,500	2,802
6.110% due 01/29/2037		$200	154
6.400% due 08/28/2017		19,900	19,296
6.875% due 04/25/2018		22,550	22,255
6.875% due 11/15/2018		9,100	8,782
7.750% due 04/30/2018	GBP	1,900	2,929
7.750% due 05/14/2038		$400	381
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,149
5.875% due 02/06/2041		5,000	5,862
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
0.691% due 01/09/2014		5,400	4,888
5.625% due 01/09/2012		575	575
5.625% due 09/23/2019		800	742
6.250% due 08/28/2017		14,000	13,720
6.625% due 04/01/2018		5,000	4,942
7.300% due 05/13/2019		1,000	1,020
National City Bank
5.800% due 06/07/2017		380	419
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	733
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,779
North American Development Bank
4.375% due 02/11/2020		10,625	11,951
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		10,000	12,026
Pacific Life Insurance Co.
9.250% due 06/15/2039		18,900	25,204
PNC Funding Corp.
5.500% due 09/28/2012		130	134

PNC Preferred Funding Trust III
8.700% due 03/29/2049		200	204
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,097
Rabobank Capital Funding Trust II
5.260% due 12/29/2049		8,000	7,627
RBS Capital Trust II
6.425% due 12/29/2049		9,690	5,087
Regions Financial Corp.
7.375% due 12/10/2037		4,000	3,400
Resona Bank Ltd.
5.850% due 09/29/2049		100	99
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012		18,700	18,698
2.625% due 05/11/2012		18,200	18,307
7.648% due 08/29/2049		2,850	1,956
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,000
Simon Property Group LP
6.750% due 02/01/2040		9,400	12,294
SLM Corp.
5.625% due 08/01/2033		6,400	4,780
8.000% due 03/25/2020		3,900	3,949
Springleaf Finance Corp.
4.875% due 07/15/2012		200	192
SunTrust Banks, Inc.
6.000% due 09/11/2017		505	556
Svenska Handelsbanken AB
1.544% due 09/14/2012		5,300	5,326
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		18,900	24,297
U.S. Trade Funding Corp.
4.260% due 11/15/2014		5,268	5,531
UBS AG
4.875% due 08/04/2020		8,500	8,454
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,200	3,596
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,237
Wachovia Bank N.A.
5.850% due 02/01/2037		1,050	1,101
6.600% due 01/15/2038		26,561	30,169
Wachovia Corp.
5.625% due 10/15/2016		100	109
Wells Fargo & Co.
4.792% due 05/10/2012	AUD	7,000	7,134
7.980% due 03/29/2049		$3,200	3,444
Wells Fargo Capital X
5.950% due 12/01/2086		2,000	2,022
Westpac Banking Corp.
0.734% due 12/14/2012		10,000	10,012
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		10,000	10,062
Weyerhaeuser Co.
7.375% due 03/15/2032		16,400	17,236

			910,583

INDUSTRIALS 17.7%
Alcoa, Inc.
5.400% due 04/15/2021		14,800	14,849
ALROSA Finance S.A.
7.750% due 11/03/2020		800	800
Altria Group, Inc.
9.950% due 11/10/2038		18,645	28,400
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		12,300	14,720
6.375% due 03/01/2035		700	857
Amgen, Inc.
5.650% due 06/15/2042		19,800	21,565
6.375% due 06/01/2037		2,500	2,903
6.400% due 02/01/2039		5,000	5,905
6.900% due 06/01/2038		1,200	1,481
Anadarko Petroleum Corp.
6.450% due 09/15/2036		1,525	1,741
7.950% due 06/15/2039		300	398
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		8,100	7,893
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037		500	671
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039		2,800	4,346
8.200% due 01/15/2039		1,000	1,579
ArcelorMittal
6.750% due 03/01/2041		22,900	20,622
7.000% due 10/15/2039		7,000	6,514

Archer-Daniels-Midland Co.
5.765% due 03/01/2041	8,600	10,881
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,569
Barrick Gold Corp.
5.800% due 11/15/2034	10	11
Barrick North America Finance LLC
5.700% due 05/30/2041	12,800	15,192
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	5,914
Boston Scientific Corp.
7.000% due 11/15/2035	4,200	4,845
7.375% due 01/15/2040	10,500	13,383
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,078
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	569
6.200% due 08/15/2036	500	640
6.530% due 07/15/2037	200	246
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,345
Canadian National Railway Co.
6.375% due 11/15/2037	400	541
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,492
6.250% due 03/15/2038	8,100	10,265
6.450% due 06/30/2033	100	129
6.500% due 02/15/2037	250	322
6.750% due 02/01/2039	3,725	5,028
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	17,764
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,311
Charter Communications Operating LLC
8.000% due 04/30/2012	1,000	1,025
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	4,341
Codelco, Inc.
7.500% due 01/15/2019	200	256
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,436
Comcast Corp.
6.400% due 03/01/2040	27,000	33,621
6.550% due 07/01/2039	550	679
7.050% due 03/15/2033	7,590	9,606
Conoco Funding Co.
7.250% due 10/15/2031	10	14
Covidien International Finance S.A.
6.550% due 10/15/2037	300	382
COX Communications, Inc.
6.450% due 12/01/2036	400	431
8.375% due 03/01/2039	23,838	31,967
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,500
CSX Corp.
6.150% due 05/01/2037	800	964
6.220% due 04/30/2040	4,200	5,154
CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,463
CVS Pass-Through Trust
5.789% due 01/10/2026	2,993	3,158
5.926% due 01/10/2034	2,600	2,691
6.036% due 12/10/2028	144	150
7.507% due 01/10/2032	16,002	18,559
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	27,832
9.250% due 06/01/2032	3,700	5,508
Devon Energy Corp.
7.950% due 04/15/2032	2,900	4,156
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	5,319
Dow Chemical Co.
4.250% due 11/15/2020	7,000	7,300
9.400% due 05/15/2039	16,200	24,387
Eli Lilly & Co.
5.550% due 03/15/2037	35	43
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,045
Encana Corp.
6.500% due 08/15/2034	1,800	2,106
6.500% due 02/01/2038	9,550	11,339
6.625% due 08/15/2037	8,400	10,162
Energy Transfer Partners LP
6.625% due 10/15/2036	6,500	6,845
7.500% due 07/01/2038	2,100	2,401

Enterprise Products Operating LLC
5.750% due 03/01/2035	600	639
EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,271
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	7,100	7,357
8.146% due 04/11/2018	1,050	1,186
8.625% due 04/28/2034	3,510	4,151
9.250% due 04/23/2019	2,600	3,104
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,108
7.750% due 11/15/2029	80	101
8.000% due 01/15/2024	1,750	2,247
8.875% due 05/15/2031	5,700	7,845
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,166
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	499
Hess Corp.
7.300% due 08/15/2031	1,300	1,671
Hewlett-Packard Co.
0.637% due 03/01/2012	100	100
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	10,848
KeySpan Corp.
5.803% due 04/01/2035	120	143
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,593
6.375% due 03/01/2041	1,300	1,468
6.950% due 01/15/2038	2,600	2,941
7.300% due 08/15/2033	3,000	3,508
7.400% due 03/15/2031	300	359
Kraft Foods, Inc.
6.500% due 02/09/2040	41,500	54,084
7.000% due 08/11/2037	900	1,204
Kroger Co.
6.900% due 04/15/2038	9,600	12,365
7.500% due 04/01/2031	200	261
Marathon Oil Corp.
6.600% due 10/01/2037	900	1,093
McDonald’s Corp.
5.700% due 02/01/2039	55	71
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,077
NBCUniversal Media LLC
5.950% due 04/01/2041	8,300	9,773
6.400% due 04/30/2040	10,600	13,054
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	19,807
News America, Inc.
6.150% due 02/15/2041	10,300	11,892
6.200% due 12/15/2034	300	323
6.650% due 11/15/2037	5,000	5,674
Norfolk Southern Corp.
4.837% due 10/01/2041	7,872	8,368
7.250% due 02/15/2031	181	252
Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,519
Oracle Corp.
5.375% due 07/15/2040	6,300	7,690
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	595
6.625% due 06/15/2038	3,600	4,113
Pernod-Ricard S.A.
5.750% due 04/07/2021	3,000	3,390
Petro-Canada
5.950% due 05/15/2035	300	346
Petrobras International Finance Co.
6.875% due 01/20/2040	9,600	11,195
7.875% due 03/15/2019	10,500	12,583
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	11,300
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,446
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,485
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,890
Pride International, Inc.
7.875% due 08/15/2040	8,100	10,568
Reynolds American, Inc.
7.250% due 06/15/2037	1,700	1,975
Roche Holdings, Inc.
7.000% due 03/01/2039	5,500	7,807
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	207

6.875% due 04/15/2040	20,100	18,516
7.500% due 07/15/2038	4,100	4,194
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	11,100	10,554
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	5,336
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,009
6.850% due 06/01/2039	2,500	3,207
Target Corp.
7.000% due 01/15/2038	9,140	12,798
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,511
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	6,933
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,458
7.625% due 04/01/2037	4,720	5,645
8.375% due 06/15/2032	3,600	4,579
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,217
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,300	8,316
6.750% due 06/15/2039	2,700	3,196
7.300% due 07/01/2038	1,225	1,491
Time Warner, Inc.
5.875% due 11/15/2016	100	116
6.100% due 07/15/2040	14,000	16,441
6.200% due 03/15/2040	7,800	9,204
6.250% due 03/29/2041	18,845	22,634
6.500% due 11/15/2036	8,662	10,468
7.700% due 05/01/2032	70	91
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	10,000	14,446
Transocean, Inc.
6.800% due 03/15/2038	20,675	20,870
Union Pacific Corp.
6.150% due 05/01/2037	400	499
Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,700	1,853
UST LLC
5.750% due 03/01/2018	600	666
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,381
6.875% due 11/10/2039	4,300	4,938
8.250% due 01/17/2034	3,800	4,910
Viacom, Inc.
6.875% due 04/30/2036	750	940
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	4,953
5.625% due 04/15/2041	15,500	20,071
6.500% due 08/15/2037	22,676	31,381
Williams Cos., Inc.
8.750% due 03/15/2032	309	405
Williams Partners LP
6.300% due 04/15/2040	2,200	2,687
Yum! Brands, Inc.
6.875% due 11/15/2037	100	128

		1,032,363

UTILITIES 7.3%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,309
AGL Capital Corp.
5.875% due 03/15/2041	9,600	11,378
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,526
Appalachian Power Co.
6.700% due 08/15/2037	210	272
7.000% due 04/01/2038	500	672
AT&T Corp.
8.000% due 11/15/2031	300	424
AT&T, Inc.
5.350% due 09/01/2040	43,422	48,936
6.300% due 01/15/2038	13,750	16,910
6.400% due 05/15/2038	1,100	1,361
6.500% due 09/01/2037	50	62
6.550% due 02/15/2039	9,700	12,360
BellSouth Corp.
6.550% due 06/15/2034	365	435
British Telecommunications PLC
9.625% due 12/15/2030	730	1,030
Carolina Power & Light Co.
6.300% due 04/01/2038	800	1,089

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,726
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,744
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,637
Columbus Southern Power Co.
5.850% due 10/01/2035	100	118
6.600% due 03/01/2033	65	84
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	5,000	6,169
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	26,917
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,215
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,623
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	116
EDF S.A.
5.500% due 01/26/2014	100	107
6.500% due 01/26/2019	100	113
6.950% due 01/26/2039	6,070	7,155
FirstEnergy Corp.
7.375% due 11/15/2031	9,350	11,514
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	16,038
Florida Power & Light Co.
5.625% due 04/01/2034	100	124
5.850% due 02/01/2033	60	76
5.950% due 02/01/2038	200	263
5.960% due 04/01/2039	5,000	6,615
Florida Power Corp.
6.350% due 09/15/2037	200	269
6.400% due 06/15/2038	1,300	1,766
France Telecom S.A.
8.500% due 03/01/2031	9,875	14,100
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	3,900	4,395
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	979
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	9,005
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,854
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,757
6.500% due 09/15/2037	5,300	6,666
NGPL PipeCo LLC
7.119% due 12/15/2017	200	198
7.768% due 12/15/2037	26,145	23,768
Ohio Power Co.
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	39
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	4,038
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,748
6.350% due 02/15/2038	13,200	17,167
PacifiCorp
5.750% due 04/01/2037	60	74
6.000% due 01/15/2039	2,040	2,610
6.100% due 08/01/2036	60	77
6.250% due 10/15/2037	105	139
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,843
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,915
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,977
PSEG Power LLC
8.625% due 04/15/2031	600	886
Public Service Co. of Colorado
6.250% due 09/01/2037	235	317
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	186
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	10,884
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	904
Qwest Corp.
7.500% due 06/15/2023	100	101
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	850	910
Shell International Finance BV
5.500% due 03/25/2040	15,500	19,405

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,922
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,481
5.950% due 02/01/2038	7,710	10,052
6.000% due 01/15/2034	3,600	4,646
Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	2,382
7.721% due 06/04/2038	8,900	7,600
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	512
7.500% due 07/18/2016	1,100	1,163
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,664
6.900% due 04/15/2038	16,100	21,555
7.350% due 04/01/2039	1,512	2,117
8.950% due 03/01/2039	3,400	5,454
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	25
8.875% due 11/15/2038	6,550	10,840
Vodafone Group PLC
6.150% due 02/27/2037	10,410	12,976

		425,507

Total Corporate Bonds & Notes (Cost $2,170,007)		2,368,453

MUNICIPAL BONDS & NOTES 7.7%
CALIFORNIA 2.3%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,745
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	14,363
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	13,400	17,465
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,601
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	282
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	145
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	8,924
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	2,953
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	10,200	12,648
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	109
4.500% due 07/01/2024	1,300	1,403
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,350	10,371
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,076
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,044
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,243
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,508
Riverside CA Electric Revenue, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,867
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,570
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	9,816
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,604
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	9,600	11,535
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,194
6.548% due 05/15/2048	4,300	5,120
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	700	797

		132,383

COLORADO 0.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,540
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,144

Denver, Colorado City & County Revenue Bonds, Series 2011
5.000% due 11/15/2021	3,445	3,909
5.250% due 11/15/2022	2,550	2,906
Denver, Colorado City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,143
5.750% due 11/15/2020	600	720

		11,362

CONNECTICUT 0.0%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,348

DISTRICT OF COLUMBIA 0.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	7,900	8,612

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,148

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	4,939

ILLINOIS 0.1%
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	5,900	6,321
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	701

		7,022

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	123

MICHIGAN 0.2%
Detroit, Michigan Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	252
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	13,554

		13,806

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,708

NEW JERSEY 0.7%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	12,341
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	5,021
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	558
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	16,715
0.000% due 12/15/2033	10,000	2,938
0.000% due 12/15/2040	20,760	3,869

		41,442

NEW YORK 1.3%
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.465% due 06/15/2031	2,000	2,436
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	12,288
6.814% due 11/15/2040	6,800	8,538
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	4,936
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	9,700	11,831
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	114
5.790% due 06/15/2041	6,100	6,568
5.882% due 06/15/2044	1,100	1,359
6.011% due 06/15/2042	11,220	14,146
6.282% due 06/15/2042	2,100	2,366
6.491% due 06/15/2042	4,000	4,503

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	5,500	5,929

		75,014

OHIO 0.8%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	17,980	24,847
8.084% due 02/15/2050	7,800	10,894
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	6,120
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	288
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.875% due 06/01/2031	2,000	2,278

		44,427

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	646
6.765% due 06/01/2040	2,900	3,229

		3,875

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	55

TEXAS 1.7%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,440
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,398
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	8,500	9,518
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	14,600	16,532
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,125
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,579
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.508% due 02/15/2031	1,300	1,620
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
8.454% due 02/01/2027	1,000	1,243
8.538% due 10/01/2031	2,400	3,062
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,900	3,500
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	5,350	6,583
5.808% due 02/01/2041	4,800	5,783
6.308% due 02/01/2037	2,500	2,787
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,295
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	15,600	18,038
5.178% due 04/01/2030	900	1,046

		97,549

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,345	1,697

Total Municipal Bonds & Notes (Cost $372,471)		449,510

U.S. GOVERNMENT AGENCIES 23.8%
Fannie Mae
0.000% due 06/01/2017 (i)	80,650	74,680
0.000% due 03/23/2028 - 05/15/2030	24,100	12,851
0.354% due 07/25/2037	81	78
0.424% due 03/25/2036	27	25
0.494% due 10/27/2037	2,400	2,386
0.694% due 09/25/2032	141	141
0.794% due 02/25/2032	4	4
0.894% due 05/25/2030	6,098	6,099
1.420% due 06/01/2043	382	385
1.777% due 06/01/2035	2,107	2,181
1.807% due 10/01/2035	1,530	1,587
1.931% due 04/01/2035	1,099	1,151
2.050% due 06/01/2035	1,768	1,858
2.113% due 12/01/2034	1,753	1,821
2.250% due 03/15/2016	13,200	13,856

2.275% due 09/01/2035	107	112
2.310% due 12/01/2033	75	79
2.381% due 05/25/2035	2,091	2,189
2.500% due 08/01/2035	244	257
2.521% due 11/01/2034	3,172	3,368
3.314% due 09/25/2020	20,000	21,153
4.000% due 02/25/2019	100	107
5.000% due 02/25/2017 - 08/25/2033	46	52
5.359% due 11/01/2035	173	187
5.500% due 12/01/2032 - 11/01/2037	9,105	10,869
5.625% due 04/17/2028 - 07/15/2037	47,925	65,350
5.900% due 07/25/2042	22	24
6.000% due 10/25/2021 - 10/01/2036	16,905	19,608
6.080% due 09/01/2028	1,800	2,418
6.210% due 08/06/2038	12,900	18,599
6.318% due 06/15/2027	3,000	3,073
6.507% due 05/25/2032	42	45
6.625% due 11/15/2030 (g)(i)	118,800	176,221
8.100% due 08/12/2019	200	283
Federal Farm Credit Bank
5.125% due 07/09/2029	500	601
5.750% due 12/07/2028	20	26
Federal Home Loan Bank
5.250% due 08/15/2022	460	576
5.500% due 07/15/2036	7,755	10,081
6.640% due 12/13/2016	50	63
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	62,524
Freddie Mac
0.000% due 03/15/2031	22,400	11,527
0.428% due 07/15/2019 - 10/15/2020	951	950
0.508% due 02/15/2019	472	472
0.628% due 12/15/2030	34	34
0.678% due 01/15/2033	20	20
0.778% due 09/15/2030	7	7
1.399% due 10/25/2044	85	84
1.418% due 02/25/2045	20	19
2.375% due 10/01/2035	153	162
2.500% due 05/17/2018	1,390	1,425
4.000% due 06/15/2041	11,032	11,347
4.900% due 06/01/2035	190	201
5.000% due 02/16/2017 - 12/01/2038	17,286	20,047
5.016% due 04/01/2035	219	231
5.400% due 03/17/2021	500	583
5.500% due 02/15/2024	61	71
6.000% due 06/15/2035 - 10/01/2037	24,761	29,946
6.250% due 07/15/2032	1,800	2,625
6.500% due 10/25/2043	155	174
6.750% due 03/15/2031	10,100	15,206
8.250% due 06/01/2016	130	162
Ginnie Mae
2.375% due 05/20/2030	178	185
5.000% due 03/20/2040	9,971	11,487
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	75,364	58,104
5.500% due 09/18/2023 - 09/18/2033	117,122	151,268
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	454,802	310,127
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 04/15/2029	35,108	22,681
Small Business Administration
5.290% due 12/01/2027	1,267	1,414
5.510% due 11/01/2027	325	365
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	30,766
4.875% due 01/15/2048	4,050	4,991
5.250% due 09/15/2039	27,400	35,044
5.375% due 04/01/2056	14,983	20,334
5.500% due 06/15/2038	14,300	18,699
5.880% due 04/01/2036	21,400	29,236
6.235% due 07/15/2045	1,022	1,222
7.125% due 05/01/2030	50,000	76,383
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (c)	500	525

Total U.S. Government Agencies (Cost $1,190,517)		1,385,092

U.S. TREASURY OBLIGATIONS 22.6%
U.S. Treasury Bonds
3.500% due 02/15/2039	19,370	21,749
3.750% due 08/15/2041	69,100	81,085
3.875% due 08/15/2040	2,200	2,632
4.250% due 11/15/2040 (h)	118,450	150,746
4.375% due 05/15/2040	5,200	6,741
4.375% due 05/15/2041 (g)	15,100	19,632

4.500% due 05/15/2038 (g)	44,900	59,114
4.500% due 08/15/2039	7,400	9,768
5.250% due 02/15/2029 (h)	90,700	125,251
5.375% due 02/15/2031 (h)	131,360	187,168
6.125% due 11/15/2027	26,000	38,630
6.250% due 08/15/2023	1,480	2,118
8.000% due 11/15/2021 (g)	42,200	65,944
U.S. Treasury Inflation Protected Securities
2.375% due 01/15/2027 (d)	27,114	35,041
U.S. Treasury Notes
2.125% due 08/15/2021	29,600	30,349
U.S. Treasury Strips
0.000% due 02/15/2027	300	199
0.000% due 11/15/2027	106,660	70,204
0.000% due 08/15/2028	46,600	29,804
0.000% due 11/15/2028	10,600	6,743
0.000% due 08/15/2029	14,000	8,691
0.000% due 11/15/2029	7,100	4,269
0.000% due 05/15/2030	50,084	30,358
0.000% due 08/15/2030	50,000	29,308
0.000% due 05/15/2031	3,060	1,746
0.000% due 05/15/2032	19,400	10,680
0.000% due 11/15/2032	52,000	28,146
0.000% due 05/15/2033	18,800	9,989
0.000% due 11/15/2033	18,800	9,810
0.000% due 05/15/2034	10,700	5,476
0.000% due 05/15/2037 (g)	120,400	55,508
0.000% due 02/15/2038	19,000	8,739
0.000% due 05/15/2038	8,400	3,744
0.000% due 05/15/2039	34,700	15,244
0.000% due 11/15/2039 (g)(i)(j)	240,700	103,938
0.000% due 11/15/2040	77,800	32,353
0.000% due 02/15/2041	45,180	18,659

Total U.S. Treasury Obligations (Cost $1,215,674)		1,319,576

MORTGAGE-BACKED SECURITIES 3.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,699
American Home Mortgage Assets
1.128% due 11/25/2046	3,110	1,143
American Home Mortgage Investment Trust
2.294% due 02/25/2045	43	32
Banc of America Funding Corp.
2.656% due 02/20/2036	2,422	2,020
2.695% due 05/25/2035	72	70
5.743% due 01/20/2047	163	104
Banc of America Large Loan, Inc.
0.788% due 08/15/2029	1,132	1,065
2.028% due 11/15/2015	28,660	25,956
5.671% due 02/24/2051	5,300	5,829
5.742% due 12/24/2049	8,800	9,724
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	5	5
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049	4,880	4,820
4.877% due 07/10/2042	725	774
5.622% due 06/10/2049	4,550	4,599
7.226% due 10/11/2037	90	99
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	931	799
2.400% due 10/25/2035	399	313
2.706% due 10/25/2035	2,200	2,052
2.710% due 03/25/2035	3,984	3,712
2.711% due 05/25/2034	40	37
2.732% due 11/25/2034	128	101
2.853% due 02/25/2034	54	46
3.016% due 03/25/2035	422	399
3.079% due 11/25/2030	184	176
5.131% due 05/25/2047	4,830	2,955
Bear Stearns Alt-A Trust
2.515% due 11/25/2036	477	237
2.772% due 09/25/2035	12,903	8,183
2.823% due 11/25/2036	294	143
CC Mortgage Funding Corp.
0.424% due 05/25/2048	121	54
Chase Mortgage Finance Corp.
2.498% due 03/25/2037	1,588	1,118
5.500% due 11/25/2035	5,000	4,427
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037	123	67
1.094% due 08/25/2035	549	395
2.230% due 09/25/2035	676	604
2.450% due 09/25/2035	491	392
2.580% due 10/25/2035	298	245
2.660% due 10/25/2035	19,551	15,019

Commercial Mortgage Pass-Through Certificates
0.491% due 02/05/2019	200	189
Countrywide Alternative Loan Trust
0.435% due 05/20/2046	19	18
0.480% due 12/20/2046	2,182	1,004
0.484% due 09/25/2046	3,897	1,807
0.495% due 03/20/2046	514	254
0.574% due 02/25/2037	235	111
5.500% due 03/25/2036	285	185
6.250% due 08/25/2037 ^	420	249
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035	252	144
0.614% due 03/25/2035	713	332
0.634% due 06/25/2035	213	179
2.595% due 02/20/2036	391	267
2.610% due 02/20/2036	407	241
2.697% due 04/20/2035	104	92
2.745% due 02/20/2035	169	130
2.751% due 11/25/2034	389	281
2.778% due 08/25/2034	419	313
2.795% due 08/25/2034	126	87
5.250% due 05/25/2035	214	54
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	102	88
2.567% due 08/25/2033	64	61
3.936% due 05/15/2038	355	363
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	540
DBUBS Mortgage Trust
1.627% due 07/12/2044	10,377	10,392
DLJ Mortgage Acceptance Corp.
4.621% due 11/25/2023	14	10
Downey Savings & Loan Association Mortgage Loan Trust
0.545% due 08/19/2045	392	231
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	155	140
2.746% due 08/25/2035	108	83
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	1,206	1,255
GMAC Mortgage Corp. Loan Trust
3.012% due 06/25/2034	73	60
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,204
GS Mortgage Securities Corp.
4.473% due 03/10/2044	2,600	2,795
GSR Mortgage Loan Trust
2.685% due 09/25/2035	336	294
5.093% due 11/25/2035	85	74
Harborview Mortgage Loan Trust
0.465% due 07/19/2046	4,593	2,324
0.475% due 01/19/2038	1,383	804
0.485% due 09/19/2046	1,063	591
0.525% due 03/19/2036	483	253
2.750% due 07/19/2035	654	488
Indymac Index Mortgage Loan Trust
0.494% due 06/25/2047	1,629	748
2.592% due 12/25/2034	68	47
4.349% due 04/25/2037	346	129
5.160% due 04/25/2037 ^	787	358
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046	11,400	12,105
5.336% due 05/15/2047	700	745
5.429% due 12/12/2043	600	646
5.740% due 02/12/2049	2,900	3,151
5.794% due 02/12/2051	300	332
JPMorgan Mortgage Trust
2.798% due 07/25/2035	13,100	11,976
5.024% due 02/25/2035	60	59
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	10
5.020% due 08/15/2029	1,140	1,216
5.866% due 09/15/2045	3,200	3,525
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046	1,490	701
2.718% due 11/21/2034	600	551
MASTR Alternative Loans Trust
5.500% due 01/25/2025	433	436
Mellon Residential Funding Corp.
0.718% due 12/15/2030	241	221
0.978% due 11/15/2031	251	241
Merrill Lynch Floating Trust
0.814% due 07/09/2021	2,400	2,225
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	647	421
2.200% due 05/25/2033	58	51

2.424% due 02/25/2034	42	38
2.864% due 05/25/2033	35	32
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.962% due 08/12/2049	3,700	4,033
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035	24	20
1.270% due 10/25/2035	42	33
1.996% due 10/25/2035	267	225
Morgan Stanley Capital
5.332% due 12/15/2043	495	556
Prime Mortgage Trust
0.694% due 02/25/2034	15	14
Residential Accredit Loans, Inc.
0.504% due 04/25/2046	397	134
6.000% due 06/25/2036	198	116
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^	515	216
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 05/25/2037	577	299
1.618% due 01/25/2035	171	97
2.482% due 12/25/2034	675	561
2.532% due 08/25/2035	77	55
2.641% due 04/25/2034	132	44
Structured Asset Mortgage Investments, Inc.
0.504% due 04/25/2036	2,483	1,308
0.514% due 05/25/2036	522	236
0.535% due 07/19/2035	175	133
0.574% due 02/25/2036	1,143	555
0.604% due 12/25/2035	19	9
0.945% due 10/19/2034	69	57
Structured Asset Securities Corp.
2.545% due 02/25/2032	44	41
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	126	125
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	2,349	2,103
0.368% due 09/15/2021	433	412
5.316% due 07/15/2041	490	527
5.737% due 05/15/2043	2,500	2,784
WaMu Mortgage Pass-Through Certificates
0.564% due 12/25/2045	212	153
0.584% due 10/25/2045	2,816	2,034
0.604% due 01/25/2045	149	111
0.908% due 02/25/2047	1,540	766
0.908% due 03/25/2047	944	470
0.938% due 01/25/2047	6	3
0.968% due 04/25/2047	3,414	2,165
1.208% due 08/25/2046	5,051	2,831
1.414% due 05/25/2041	63	52
1.608% due 08/25/2042	5	4
1.708% due 11/25/2046	175	112
2.394% due 12/25/2036	904	585
2.562% due 03/25/2034	689	646
2.718% due 05/25/2046	100	62
2.718% due 10/25/2046	16	11
2.776% due 09/25/2046	52	36
5.446% due 02/25/2037	1,502	1,004
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.178% due 05/25/2046	1,112	520
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,205
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036	2,540	1,964
2.701% due 09/25/2034	386	381
2.948% due 01/25/2035	71	66

Total Mortgage-Backed Securities (Cost $221,200)		219,238

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
0.344% due 12/25/2036	151	148
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,696	7,065
Amortizing Residential Collateral Trust
0.874% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity
0.569% due 09/25/2034	16	14
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	405	395
Bear Stearns Asset-Backed Securities Trust
3.040% due 10/25/2036	89	61
3.209% due 07/25/2036	301	182
Centex Home Equity
4.680% due 06/25/2032	365	347

Citibank Omni Master Trust
2.378% due 05/16/2016		3,000	3,019
Citigroup Mortgage Loan Trust, Inc.
0.354% due 07/25/2045		35	24
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		76	72
0.474% due 09/25/2036		383	302
0.774% due 12/25/2031		13	6
Credit-Based Asset Servicing & Securitization LLC
0.364% due 01/25/2037		43	9
0.414% due 07/25/2037		61	43
Equity One ABS, Inc.
5.199% due 07/25/2034		925	871
First NLC Trust
0.364% due 08/25/2037		31	10
Fremont Home Loan Trust
0.404% due 02/25/2036		22	22
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		2	1
GSAMP Trust
0.364% due 12/25/2036		12	8
HSBC Home Equity Loan Trust
0.555% due 01/20/2035		106	94
Lehman ABS Mortgage Loan Trust
0.384% due 06/25/2037		30	12
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		5	3
MASTR Asset-Backed Securities Trust
0.374% due 05/25/2037		23	21
Merrill Lynch First Franklin Mortgage Loan Trust
0.354% due 07/25/2037		1	1
Mesa Trust Asset-Backed Certificates
1.094% due 12/25/2031		77	56
New Century Home Equity Loan Trust
0.664% due 08/25/2034		17	12
5.035% due 08/25/2035		514	458
Residential Asset Securities Corp.
0.404% due 04/25/2037		9	9
5.010% due 04/25/2033		741	668
Securitized Asset-Backed Receivables LLC Trust
0.424% due 05/25/2037 ^		111	50
SLM Student Loan Trust
0.408% due 10/25/2018		9	9
0.918% due 10/25/2017		5,500	5,485
1.918% due 04/25/2023		24,890	25,494
Soundview Home Equity Loan Trust
0.374% due 06/25/2037		40	31

Total Asset-Backed Securities (Cost $43,814)			45,003

SOVEREIGN ISSUES 5.7%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,559
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,882
6.500% due 06/10/2019		2,100	2,404
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,962
10.250% due 01/10/2028	BRL	13,000	7,980
12.500% due 01/05/2016		2,000	1,271
Canada Government Bond
2.750% due 06/01/2022	CAD	20,900	21,863
5.000% due 06/01/2037		40,500	58,116
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	10,788
7.375% due 09/18/2037		720	1,017
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,672
5.750% due 10/12/2110		14,900	15,943
5.950% due 03/19/2019		18,800	22,438
6.050% due 01/11/2040		8,425	10,342
6.750% due 09/27/2034		428	560
Province of Ontario Canada
4.200% due 06/02/2020	CAD	16,100	17,647
4.600% due 06/02/2039		2,300	2,726
4.700% due 06/02/2037		7,400	8,807
Province of Quebec Canada
4.250% due 12/01/2043		62,600	70,113
5.750% due 12/01/2036		29,500	39,347

Qatar Government International Bond
6.400% due 01/20/2040	$10,700	12,626

Total Sovereign Issues (Cost $302,282)		331,063

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)	3,712	86

Total Common Stocks (Cost $108)		86

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	7,300	7,703

Total Convertible Preferred Securities (Cost $6,263)		7,703

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.700% due 12/31/2049	46	346

Total Preferred Securities (Cost $465)		346

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.2%
CERTIFICATES OF DEPOSIT 0.1%
Banco de Brasil New York
1.166% due 01/17/2012	$6,300	6,293

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.060% due 01/03/2012	30,000	30,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $31,077. Repurchase proceeds are $30,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	419	419
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $432. Repurchase proceeds are $419.)

		30,419

U.S. TREASURY BILLS 0.1%
0.051% due 01/19/2012 - 12/13/2012 (b)(f)(g)	7,232	7,229

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.5%
	8,738,342	87,506

Total Short-Term Instruments (Cost $131,451)		131,447

PURCHASED OPTIONS (l) 0.0%
(Cost $223)		40
Total Investments 107.3% (Cost $5,654,475)		$6,257,557
Written Options (m) (0.2%) (Premiums $9,625)		(9,051)
Other Assets and Liabilities (Net) (7.1%)		(415,022)

Net Assets 100.0%		$5,833,484

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $540 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(g)	Securities with an aggregate market value of $11,780 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $172,140 at a weighted average interest rate of 0.127%. On December 31, 2011, securities valued at $298,451 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $20,269 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	1,615	$349
90-Day Eurodollar December Futures	Long	12/2013	3,576	1,619
90-Day Eurodollar June Futures	Long	06/2013	441	176
90-Day Eurodollar March Futures	Long	03/2013	3,787	2,620
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	234	(84)

				$4,680

(j)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $942 and cash of $15 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value	Unrealized Appreciation
CDX.IG-17 5-Year Index	1.000%	12/20/2016	$45,200	$(408)	$271

(k)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Kinder Morgan Kansas, Inc.	DUB	(1.000%)	03/20/2015	2.526%	$4,700	$217	$239	$(22)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2012	3.362%	$500	$(2)	$(9)	$7

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BRC	MXN	211,800	$1,752	$152	$1,600

(l)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$92,000	$223	$40

(m)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	728	$381	$(74)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	728	181	(436)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	2,484	714	(85)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	7,777	2,612	(6,584)

				$3,888	$(7,179)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$1,165,400	$4,841	$(1,582)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	92,000	525	(124)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	3,000	4	(4)

							$5,370	$(1,710)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$(162)

(n)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011-06/09/2011	$5,129	$4,219	0.07%

(o)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2042	$12,000	$12,847	$(12,966)
Fannie Mae	5.500%	01/01/2042	17,000	18,376	(18,514)
Fannie Mae	6.000%	01/01/2042	3,000	3,273	(3,304)
Freddie Mac	5.500%	01/01/2042	1,000	1,075	(1,085)

				$35,571	$(35,869)

(p)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	6,998	02/2012	JPM	$0	$(241)	$(241)
Buy	BRL	7,982	01/2012	HUS	24	0	24
Sell		7,982	01/2012	HUS	0	(115)	(115)
Buy		7,982	01/2012	UAG	0	(177)	(177)
Sell		7,982	01/2012	UAG	0	(24)	(24)
Sell		7,982	03/2012	UAG	181	0	181
Sell	CAD	33,678	02/2012	BRC	0	(135)	(135)
Buy		565	02/2012	CBK	1	0	1
Buy		3,380	02/2012	DUB	41	0	41
Sell		39,542	02/2012	DUB	0	(51)	(51)
Sell		86,527	02/2012	RBC	26	(319)	(293)
Sell		45,251	02/2012	UAG	0	(274)	(274)
Buy	CNY	30,000	02/2012	BRC	56	0	56
Buy		55,300	02/2012	CBK	153	0	153
Buy		6,706	02/2012	DUB	23	0	23

Buy		27,330	06/2012	BRC	6	0	6
Buy		47,373	02/2013	CBK	0	(42)	(42)
Buy		45,000	02/2013	HUS	0	(45)	(45)
Buy		56,844	04/2014	RYL	0	(454)	(454)
Sell	EUR	20,085	01/2012	FBL	837	0	837
Buy		20,085	01/2012	GST	0	(357)	(357)
Sell		20,085	02/2012	GST	358	0	358
Sell	GBP	1,574	01/2012	BRC	24	0	24
Sell		6,065	01/2012	GST	71	0	71
Buy		7,639	01/2012	RBC	0	(99)	(99)
Sell		7,639	02/2012	RBC	99	0	99
Sell	INR	303,175	07/2012	BPS	95	0	95
Sell		1,099,703	07/2012	BRC	0	(360)	(360)
Sell		347,726	07/2012	GST	70	0	70
Buy		1,873,758	07/2012	JPM	0	(2,844)	(2,844)
Sell	KRW	25,011,910	02/2012	BPS	73	0	73
Buy		23,013,555	02/2012	CBK	0	(813)	(813)
Sell		28,589,437	02/2012	CBK	77	0	77
Sell		1,873,854	02/2012	HUS	6	0	6
Buy		34,629,640	02/2012	UAG	0	(2,709)	(2,709)
Buy	MXN	1,257	03/2012	BRC	0	0	0
Sell		282,723	03/2012	BRC	0	(25)	(25)
Buy		970,339	03/2012	CBK	0	(1,968)	(1,968)
Buy		638	03/2012	HUS	0	0	0
Sell		277,845	03/2012	HUS	0	(17)	(17)
Sell		274,170	03/2012	MSC	135	0	135
Sell		137,163	03/2012	UAG	57	0	57
Buy	MYR	5,221	04/2012	UAG	0	(81)	(81)
Buy	PHP	147,700	03/2012	CBK	0	(36)	(36)
Buy		481,014	03/2012	JPM	0	(104)	(104)
Buy	SGD	19,852	02/2012	BRC	0	(157)	(157)
Buy		8,900	02/2012	GST	12	0	12
Buy		11,800	02/2012	HUS	16	0	16

					$2,441	$(11,447)	$(9,006)

(q)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$910,583	$0	$910,583
Industrials	0	1,029,205	3,158	1,032,363
Utilities	0	425,507	0	425,507
Municipal Bonds & Notes
California	0	132,383	0	132,383
Colorado	0	11,362	0	11,362
Connecticut	0	1,348	0	1,348
District of Columbia	0	8,612	0	8,612
Florida	0	2,148	0	2,148
Georgia	0	4,939	0	4,939
Illinois	0	7,022	0	7,022
Iowa	0	123	0	123
Michigan	0	13,806	0	13,806
Mississippi	0	3,708	0	3,708
New Jersey	0	41,442	0	41,442
New York	0	75,014	0	75,014
Ohio	0	44,427	0	44,427
Pennsylvania	0	3,875	0	3,875
Puerto Rico	0	55	0	55
Texas	0	97,549	0	97,549
West Virginia	0	1,697	0	1,697
U.S. Government Agencies	0	1,385,092	0	1,385,092
U.S. Treasury Obligations	0	1,319,576	0	1,319,576
Mortgage-Backed Securities	0	219,238	0	219,238
Asset-Backed Securities	0	37,938	7,065	45,003
Sovereign Issues	0	328,504	2,559	331,063
Common Stocks
Financials	86	0	0	86
Convertible Preferred Securities
Banking & Finance	7,703	0	0	7,703
Preferred Securities
Banking & Finance	0	0	346	346
Short-Term Instruments
Certificates of Deposit	0	6,293	0	6,293
Repurchase Agreements	0	30,419	0	30,419
U.S. Treasury Bills	0	7,229	0	7,229
PIMCO Short-Term Floating NAV Portfolio	87,506	0	0	87,506
Purchased Options
Interest Rate Contracts	0	40	0	40
	$95,295	$6,149,134	$13,128	$6,257,557
Short Sales, at value	$0	$(35,869)	$0	$(35,869)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	278	0	278
Foreign Exchange Contracts	0	2,441	0	2,441
Interest Rate Contracts	4,764	1,600	0	6,364
	$4,764	$4,319	$0	$9,083

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(22)	0	(22)
Foreign Exchange Contracts	0	(11,447)	0	(11,447)
Interest Rate Contracts	(84)	(8,889)	(162)	(9,135)
	$(84)	$(20,358)	$(162)	$(20,604)

Totals	$99,975	$6,097,226	$12,966	$6,210,167

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Industrials	$0	$0	$0	$0	$0	$0	$3,158	$0	$3,158	$0
Asset-Backed Securities	7,116	0	0	19	0	(70)	0	0	7,065	(70)
Preferred Securities
Banking & Finance	349	0	0	0	0	(3)	0	0	346	(3)
Sovereign Issues	0	0	0	0	0	0	2,559	0	2,559	0

	7,465	0	0	19	0	(73)	5,717	0	13,128	(73)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(234)	$0	$0	$0	$0	$72	$0	$0	$(162)	$72

Totals	$7,231	$0	$0	$19	$0	$(1)	$5,717	$0	$12,966	$(1)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.7%
Delphi Corp.
3.500% due 03/17/2017		$814	$812
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		4,000	3,869
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		2,368	2,359
Sensata Technologies B.V.
4.000% due 05/12/2018		995	988
Sofomex S.A. de C.V.
3.794% due 04/27/2012		3,000	2,987
Springleaf Finance Corp.
5.500% due 05/10/2017		9,000	7,855
Vodafone Group PLC
6.250% due 07/24/2016		5,000	5,000
6.875% due 08/17/2015		14,128	14,128

Total Bank Loan Obligations (Cost $39,082)			37,998

CORPORATE BONDS & NOTES 59.4%
BANKING & FINANCE 21.2%
Allstate Corp.
6.500% due 05/15/2067		1,000	908
American International Group, Inc.
0.663% due 03/20/2012		3,000	2,974
5.850% due 01/16/2018		2,380	2,333
6.250% due 05/01/2036		3,680	3,309
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,663
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,557
6.000% due 01/22/2020		$400	440
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,845
Bank of America Corp.
4.750% due 04/03/2017	EUR	1,000	1,183
5.625% due 07/01/2020		$1,750	1,619
6.500% due 08/01/2016		815	822
7.000% due 06/15/2016	EUR	500	660
Bank One Capital III
8.750% due 09/01/2030		$275	365
Barclays Bank PLC
10.179% due 06/12/2021		4,940	5,247
14.000% due 11/29/2049	GBP	850	1,498
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	2,228
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,000	3,875
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,526
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,377
BNP Paribas S.A.
5.000% due 01/15/2021		2,000	1,928
5.186% due 06/29/2049		4,100	2,747
7.195% due 06/29/2049		3,400	2,405
7.781% due 06/29/2049	EUR	1,000	1,058
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	2,934
Capital One Capital V
10.250% due 08/15/2039		1,000	1,044
Capital One Capital VI
8.875% due 05/15/2040		9,300	9,686
CIT Group, Inc.
7.000% due 05/01/2016		6,062	6,069
Citigroup Capital XXI
8.300% due 12/21/2077		2,575	2,578
Citigroup, Inc.
6.875% due 03/05/2038		630	693
8.125% due 07/15/2039		20,150	24,707
Columbus International, Inc.
11.500% due 11/20/2014		3,400	3,612
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		9,300	9,133
6.875% due 03/19/2020	EUR	2,000	2,221
11.000% due 12/29/2049		$3,800	4,465

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	2,800	2,435
8.125% due 10/29/2049		200	200
8.375% due 10/29/2049		$4,100	3,095
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		4,000	4,175
6.625% due 08/15/2017		3,700	4,033
7.000% due 04/15/2015		2,500	2,694
8.700% due 10/01/2014		400	448
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		17,500	17,942
6.125% due 02/15/2033		1,900	1,844
6.250% due 02/01/2041		700	688
6.450% due 05/01/2036		1,000	904
6.750% due 10/01/2037		13,900	12,952
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		3,000	3,065
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,236
HBOS PLC
6.000% due 11/01/2033		400	245
6.750% due 05/21/2018		5,660	4,543
Health Care REIT, Inc.
6.500% due 03/15/2041		5,000	5,018
HSBC Bank USA N.A.
7.000% due 01/15/2039		6,750	7,330
HSBC Capital Funding LP
10.176% due 12/29/2049		4,000	4,960
HSBC Finance Corp.
6.676% due 01/15/2021		3,000	3,107
HSBC Holdings PLC
5.100% due 04/05/2021		1,500	1,596
6.100% due 01/14/2042		1,100	1,249
6.500% due 09/15/2037		4,800	4,745
6.800% due 06/01/2038		6,700	6,950
7.350% due 11/27/2032		1,550	1,522
7.625% due 05/17/2032		1,300	1,314
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	9,776
Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	1,200	1,095
JPMorgan Chase & Co.
4.400% due 07/22/2020		$5,000	5,113
4.625% due 05/10/2021		7,300	7,564
5.400% due 01/06/2042		8,700	9,096
6.400% due 05/15/2038		3,000	3,488
7.900% due 04/29/2049		13,200	14,101
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		7,387	7,489
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	730
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		1,250	1,270
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	1,800	2,069
7.867% due 12/17/2019		1,500	1,747
7.869% due 08/25/2020		8,178	9,462
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	2,000	1,760
7.625% due 12/09/2019	GBP	800	907
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$7,740	7,357
6.375% due 01/21/2021		1,000	1,003
12.000% due 12/29/2049		2,800	2,569
13.000% due 01/29/2049	GBP	936	1,563
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,790
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		18,400	18,160
6.875% due 11/15/2018		3,146	3,036
7.750% due 05/14/2038		7,700	7,325
MetLife Capital Trust X
9.250% due 04/08/2068		9,800	11,245
Morgan Stanley
6.625% due 04/01/2018		8,250	8,155
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	11,072
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,749
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,025
Nile Finance Ltd.
5.250% due 08/05/2015		100	93
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,000	22,671

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,228
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		4,000	3,527
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,125
Royal Bank of Scotland Group PLC
4.875% due 01/20/2017	EUR	400	490
5.500% due 03/23/2020		1,200	1,451
7.648% due 08/29/2049		$9,836	6,750
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,506
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,410	1,410
5.499% due 07/07/2015		2,225	2,258
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,308
SLM Corp.
0.718% due 01/27/2014		5,000	4,522
3.125% due 09/17/2012	EUR	400	512
4.875% due 12/17/2012	GBP	100	154
5.000% due 10/01/2013		$500	501
5.125% due 08/27/2012		650	653
5.375% due 05/15/2014		400	401
5.625% due 08/01/2033		4,200	3,137
8.000% due 03/25/2020		1,550	1,569
8.450% due 06/15/2018		3,250	3,364
Springleaf Finance Corp.
5.375% due 10/01/2012		800	758
State Street Capital Trust III
5.536% due 01/29/2049		1,100	1,083
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		1,895	2,436
Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	98	173
UBS AG
5.750% due 04/25/2018		$1,100	1,141
Wachovia Corp.
0.768% due 10/28/2015		5,000	4,552
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,792
Weyerhaeuser Co.
7.375% due 10/01/2019		8,000	9,024
7.375% due 03/15/2032		8,400	8,828
7.950% due 03/15/2025		200	223

			474,355

INDUSTRIALS 29.6%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	3,131
Alcoa, Inc.
5.900% due 02/01/2027		9,270	9,177
5.950% due 02/01/2037		6,360	6,041
Altria Group, Inc.
9.950% due 11/10/2038		10,200	15,537
10.200% due 02/06/2039		2,200	3,428
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		400	479
American Airlines Pass-Through Trust
7.000% due 01/31/2018 ^		1,589	1,415
10.375% due 01/02/2021 ^		6,758	7,096
American Airlines, Inc.
7.500% due 03/15/2016 ^		4,200	3,024
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		300	317
Amgen, Inc.
5.150% due 11/15/2041		12,500	12,983
Anadarko Petroleum Corp.
6.200% due 03/15/2040		8,110	9,041
6.375% due 09/15/2017		400	464
6.450% due 09/15/2036		2,900	3,311
7.000% due 11/15/2027		600	697
7.950% due 06/15/2039		7,931	10,525
ArcelorMittal
6.750% due 03/01/2041		5,500	4,953
7.000% due 10/15/2039		9,260	8,617
Asciano Finance Ltd.
6.000% due 04/07/2023		5,000	5,019
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,200	5,038
Barrick Gold Corp.
5.800% due 11/15/2034		100	112
Barrick North America Finance LLC
5.700% due 05/30/2041		2,000	2,374

Biomet, Inc.
10.000% due 10/15/2017	1,000	1,085
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,589
7.000% due 11/15/2035	4,030	4,649
7.375% due 01/15/2040	10,900	13,893
Braskem Finance Ltd.
5.750% due 04/15/2021	600	602
7.000% due 05/07/2020	2,000	2,155
7.375% due 10/29/2049	4,400	4,411
Cameron International Corp.
5.950% due 06/01/2041	5,000	5,768
7.000% due 07/15/2038	6,703	8,370
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021	2,800	2,730
Comcast Corp.
6.400% due 05/15/2038	3,000	3,610
6.400% due 03/01/2040	3,400	4,234
6.450% due 03/15/2037	5,000	6,071
6.550% due 07/01/2039	3,100	3,829
Concho Resources, Inc.
6.500% due 01/15/2022	2,000	2,100
Consol Energy, Inc.
6.375% due 03/01/2021	350	355
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	1,900	2,024
Continental Airlines, Inc.
6.750% due 09/15/2015	7,800	7,468
Continental Resources, Inc.
7.125% due 04/01/2021	1,176	1,282
COX Communications, Inc.
8.375% due 03/01/2039	5,500	7,375
CSN Islands XI Corp.
6.875% due 09/21/2019	500	531
CSN Resources S.A.
6.500% due 07/21/2020	500	525
CVS Pass-Through Trust
5.789% due 01/10/2026	4,605	4,858
5.926% due 01/10/2034	4,300	4,451
6.943% due 01/10/2030	4,933	5,482
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	2,400	2,430
7.750% due 06/17/2021	5,000	5,375
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,175	14,211
DISH DBS Corp.
7.875% due 09/01/2019	100	114
Dow Chemical Co.
5.250% due 11/15/2041	3,000	3,161
9.400% due 05/15/2039	4,200	6,323
El Paso Corp.
6.950% due 06/01/2028	3,795	4,004
7.420% due 02/15/2037	2,980	3,308
7.800% due 08/01/2031	1,000	1,158
8.050% due 10/15/2030	3,825	4,475
El Paso Natural Gas Co.
8.375% due 06/15/2032	5,400	6,868
Encana Corp.
6.500% due 02/01/2038	4,000	4,749
Energy Transfer Partners LP
7.500% due 07/01/2038	13,234	15,132
Enterprise Products Operating LLC
6.875% due 03/01/2033	500	604
7.034% due 01/15/2068	2,550	2,655
7.550% due 04/15/2038	4,014	5,162
8.375% due 08/01/2066	1,600	1,714
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	3,350	3,091
7.500% due 05/04/2020	5,684	5,585
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,994
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	2,450	2,499
7.288% due 08/16/2037	5,800	6,010
8.146% due 04/11/2018	3,000	3,390
8.625% due 04/28/2034	6,250	7,390
9.250% due 04/23/2019	2,000	2,388
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	2,272	2,417
Georgia-Pacific LLC
7.250% due 06/01/2028	7,500	9,060
7.375% due 12/01/2025	2,000	2,471
7.750% due 11/15/2029	4,180	5,267
8.250% due 05/01/2016	1,000	1,111
8.875% due 05/15/2031	4,820	6,634

Gerdau Trade, Inc.
5.750% due 01/30/2021		1,800	1,795
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,800	6,292
Harvest Operations Corp.
6.875% due 10/01/2017		600	624
HCA, Inc.
6.500% due 02/15/2020		5,300	5,512
7.250% due 09/15/2020		12,200	12,932
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	2,400	3,176
8.500% due 10/31/2019		1,300	1,678
Hess Corp.
6.000% due 01/15/2040		$1,500	1,778
Intelsat Jackson Holdings S.A.
7.500% due 04/01/2021		1,850	1,875
International Paper Co.
8.700% due 06/15/2038		1,500	2,038
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		1,000	1,032
6.500% due 02/01/2037		200	221
6.500% due 09/01/2039		8,100	9,018
6.550% due 09/15/2040		3,800	4,264
6.950% due 01/15/2038		10,000	11,312
7.400% due 03/15/2031		100	120
Lyondell Chemical Co.
8.000% due 11/01/2017		1,351	1,483
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	1,102
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		1,500	1,074
MGM Resorts International
10.375% due 05/15/2014		900	1,033
11.125% due 11/15/2017		1,500	1,717
13.000% due 11/15/2013		2,600	3,100
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	4,233
Mylan, Inc.
7.875% due 07/15/2020		500	554
Nakilat, Inc.
6.067% due 12/31/2033		400	429
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		2,200	2,199
Newfield Exploration Co.
6.875% due 02/01/2020		3,100	3,332
News America, Inc.
6.150% due 02/15/2041		5,100	5,888
6.650% due 11/15/2037		4,250	4,823
6.900% due 08/15/2039		2,500	2,895
Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	6,570
Noranda Aluminum Acquisition Corp.
4.659% due 05/15/2015		1,000	930
Novatek Finance Ltd.
5.326% due 02/03/2016		800	810
6.604% due 02/03/2021		8,400	8,505
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		8,134	8,419
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		4,700	4,653
ONEOK Partners LP
6.850% due 10/15/2037		1,200	1,459
Peabody Energy Corp.
6.000% due 11/15/2018		5,500	5,637
Petroleos Mexicanos
6.500% due 06/02/2041		10,700	12,091
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,000	1,136
7.500% due 01/15/2020		3,200	3,768
Plains All American Pipeline LP
6.650% due 01/15/2037		400	477
Plains Exploration & Production Co.
6.625% due 05/01/2021		700	739
8.625% due 10/15/2019		700	773
Pride International, Inc.
6.875% due 08/15/2020		4,200	4,931
7.875% due 08/15/2040		9,600	12,525
Reynolds American, Inc.
7.250% due 06/15/2037		5,000	5,809
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,600	1,600
7.875% due 08/15/2019		2,500	2,625
8.250% due 02/15/2021		9,100	8,099
Rockies Express Pipeline LLC
6.875% due 04/15/2040		10,825	9,972
7.500% due 07/15/2038		6,100	6,240

RZD Capital Ltd.
5.739% due 04/03/2017	6,250	6,312
SandRidge Energy, Inc.
7.500% due 03/15/2021	925	923
Southern Natural Gas Co.
7.350% due 02/15/2031	1,400	1,651
Steel Dynamics, Inc.
7.375% due 11/01/2012	5,631	5,877
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	6,400	6,249
Time Warner Cable, Inc.
6.750% due 06/15/2039	4,000	4,735
Time Warner, Inc.
6.250% due 03/29/2041	11,200	13,452
6.500% due 11/15/2036	500	604
7.700% due 05/01/2032	1,890	2,469
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	3,800	5,490
Transocean, Inc.
6.500% due 11/15/2020	4,700	4,862
6.800% due 03/15/2038	15,072	15,214
7.500% due 04/15/2031	1,100	1,143
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,100	1,045
UAL Pass-Through Trust
10.400% due 05/01/2018	7,909	8,749
UnitedHealth Group, Inc.
4.625% due 11/15/2041	5,000	5,268
UPCB Finance V Ltd.
7.250% due 11/15/2021	2,250	2,289
Williams Cos., Inc.
7.875% due 09/01/2021	458	564
8.750% due 03/15/2032	2,416	3,170
Williams Partners LP
6.300% due 04/15/2040	6,000	7,329

		660,668

UTILITIES 8.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	5,500	5,734
8.700% due 08/07/2018	9,000	10,877
Appalachian Power Co.
6.375% due 04/01/2036	7,850	9,737
6.700% due 08/15/2037	2,300	2,980
AT&T Corp.
8.000% due 11/15/2031	1,085	1,535
AT&T, Inc.
6.150% due 09/15/2034	9,000	10,693
6.400% due 05/15/2038	700	866
6.450% due 06/15/2034	2,257	2,719
6.500% due 09/01/2037	618	771
6.550% due 02/15/2039	1,283	1,635
BellSouth Corp.
6.875% due 10/15/2031	2,390	2,983
British Telecommunications PLC
9.625% due 12/15/2030	1,300	1,834
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	500	570
Cleco Power LLC
6.000% due 12/01/2040	6,100	7,455
Constellation Energy Group, Inc.
7.600% due 04/01/2032	5,000	6,452
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	5,100	5,430
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	12,625	14,159
France Telecom S.A.
8.500% due 03/01/2031	600	857
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	451
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	291
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,267
NGPL PipeCo LLC
6.514% due 12/15/2012	1,000	1,010
7.768% due 12/15/2037	19,630	17,846
NRG Energy, Inc.
7.875% due 05/15/2021	6,900	6,762
8.250% due 09/01/2020	5,100	5,151
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,308
8.250% due 10/15/2038	2,950	4,384

PSEG Power LLC
8.625% due 04/15/2031		1,500	2,216
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	460
Puget Sound Energy, Inc.
5.764% due 07/15/2040		2,900	3,593
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		5,000	5,350
6.332% due 09/30/2027		6,700	7,300
6.750% due 09/30/2019		2,500	2,969
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,329
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,850	4,838
7.721% due 06/04/2038		1,901	1,623
TNK-BP Finance S.A.
7.250% due 02/02/2020		3,600	3,744
7.500% due 07/18/2016		2,500	2,644
7.875% due 03/13/2018		8,550	9,223
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	23,000	272
1.500% due 05/30/2014		68,000	742
1.850% due 07/28/2014		68,000	739
Verizon Communications, Inc.
6.000% due 04/01/2041		$2,400	2,981
8.950% due 03/01/2039		6,778	10,872

			192,652

Total Corporate Bonds & Notes (Cost $1,273,316)			1,327,675

MUNICIPAL BONDS & NOTES 10.9%
CALIFORNIA 4.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		5,300	6,920
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		8,900	11,719
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,690
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		6,300	7,456
7.500% due 04/01/2034		165	198
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,000	6,179
7.950% due 03/01/2036		9,300	10,526
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		2,600	2,808
7.804% due 03/01/2035		2,600	2,906
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	795
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,000	6,165
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		5,000	6,374
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,200
7.618% due 08/01/2040		5,000	6,191
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	7,701
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		1,700	1,946
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039		3,000	3,323
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040		3,700	4,261
Riverside CA Sewer Revenue, California Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,949
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036		300	337
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		3,500	3,852
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		5,050	6,014

			107,510

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046		5,000	5,451

FLORIDA 0.2%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039		4,000	4,528

ILLINOIS 0.1%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,343

INDIANA 0.2%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	965
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,362

		3,327

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,679

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,288
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,005

		4,293

NEW YORK 1.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,800	3,371
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,200	4,684
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,000	2,153
5.882% due 06/15/2044	3,000	3,706
6.011% due 06/15/2042	4,400	5,547
6.124% due 06/15/2042	700	758
6.491% due 06/15/2042	400	450
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,502
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,731

		40,902

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,611

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,756
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,326
7.834% due 02/15/2041	800	1,106

		11,188

PENNSYLVANIA 0.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,374
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,250	2,737
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	1,939

		18,050

TENNESSEE 0.3%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	6,260	6,737

TEXAS 1.5%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,800	8,640
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	5,775
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	8,448

Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		8,400	9,767

			32,630

Total Municipal Bonds & Notes (Cost $208,048)			243,249

U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
4.000% due 01/01/2042		166,000	174,430

Total U.S. Government Agencies (Cost $172,231)			174,430

U.S. TREASURY OBLIGATIONS 25.3%
U.S. Treasury Bonds
3.750% due 08/15/2041 (c)(e)(f)		263,850	309,612
4.250% due 11/15/2040 (c)(e)(f)		72,100	91,758
4.375% due 11/15/2039 (c)(e)(f)		71,248	92,333
4.375% due 05/15/2041		9,700	12,611
4.500% due 08/15/2039 (c)(e)		43,980	58,054

Total U.S. Treasury Obligations (Cost $519,726)			564,368

MORTGAGE-BACKED SECURITIES 1.2%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.193% due 09/10/2047		1,720	1,911
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		6,200	6,886
Chase Mortgage Finance Corp.
5.838% due 12/25/2037		1,404	1,131
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,758
Countrywide Alternative Loan Trust
0.624% due 09/25/2035		1,969	980
Credit Suisse First Boston Mortgage Securities Corp.
2.185% due 02/25/2033		109	100
Greenwich Capital Commercial Funding Corp.
4.305% due 08/10/2042		684	683
5.224% due 04/10/2037		1,920	2,062
Homestar Mortgage Acceptance Corp.
0.744% due 07/25/2034		210	182
Impac CMB Trust
0.934% due 10/25/2033		14	11
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,045	3,277
Morgan Stanley Capital
5.692% due 04/15/2049		1,395	1,483
Residential Accredit Loans, Inc.
2.986% due 03/25/2035		1,631	1,033
3.097% due 02/25/2035		2,570	1,712
Residential Funding Mortgage Securities
3.295% due 02/25/2036		1,403	903
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	949
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		700	721

Total Mortgage-Backed Securities (Cost $23,656)			26,782

ASSET-BACKED SECURITIES 0.6%
Access Group, Inc.
1.718% due 10/27/2025		871	876
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,300	6,701
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		183	151
Bear Stearns Asset-Backed Securities Trust
0.664% due 01/25/2034		12	9
0.844% due 10/25/2034		5,259	5,049
Credit-Based Asset Servicing & Securitization LLC
1.194% due 11/25/2033		65	54
Residential Asset Mortgage Products, Inc.
0.674% due 10/25/2046		290	146

Total Asset-Backed Securities (Cost $12,523)			12,986

SOVEREIGN ISSUES 2.1%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	16,600	31,548
Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	399
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		200	107
10.000% due 01/01/2014		189	100
10.000% due 01/01/2017		7,509	3,869

Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,540
United Kingdom Gilt
4.750% due 12/07/2030	GBP	4,000	8,042

Total Sovereign Issues (Cost $45,309)			47,605

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
PPL Corp.
8.750% due 05/01/2014		26,550	1,474

Total Convertible Preferred Securities (Cost $1,328)			1,474

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS 0.0%
Morgan Stanley & Co., Inc.
0.060% due 01/03/2012		$1,000	1,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $1,009. Repurchase proceeds are $1,000.)
U.S. TREASURY BILLS 0.3%
0.038% due 01/19/2012 - 06/28/2012 (a)(c)		6,210	6,209

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.9%
		6,534,458	65,436

Total Short-Term Instruments (Cost $72,648)			72,645

PURCHASED OPTIONS (h) 0.0%
(Cost $675)			249
Total Investments 112.3% (Cost $2,368,542)			$2,509,461
Written Options (i) (0.1%) (Premiums $3,212)			(2,331)
Other Assets and Liabilities (Net) (12.2%)			(272,128)

Net Assets 100.0%			$2,235,002

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $10,521 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $37,805 at a weighted average interest rate of (0.018%) On December 31, 2011, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $2,877 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2014	637	$1,038
90-Day Euribor September Futures	Long	09/2014	468	595
Australia Government 10-Year Bond March Futures	Long	03/2012	27	38
U.S. Treasury 10-Year Note March Futures	Long	03/2012	79	44

				$1,715

(f)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $4,544 and cash of $5 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.IG-17 5-Year Index	1.000%	12/20/2016	$121,750	$(1,100)	$429

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Depreciation
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	$		2,400	$(82)	$(32)
Receive	6-Month EUR-EURIBOR	2.500%	03/21/2022		EUR	41,200	(457)	(235)

							$(539)	$(267)

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	3.829%	$		1,600	$82	$64	$18
AES Corp.	MYC	5.000%	09/20/2016	3.829%			2,000	102	113	(11)
Alcoa, Inc.	BPS	1.000%	03/20/2021	4.063%			600	(123)	(52)	(71)
Alcoa, Inc.	DUB	1.000%	03/20/2016	3.206%			300	(26)	(8)	(18)
Alcoa, Inc.	HUS	1.000%	03/20/2016	3.206%			600	(51)	(31)	(20)
Alcoa, Inc.	MYC	1.000%	03/20/2016	3.206%			600	(51)	(32)	(19)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	4.847%			15,500	47	282	(235)
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.562%			9,400	44	40	4
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	1.083%		EUR	1,500	(6)	(15)	9
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	1.083%	$		7,000	(20)	(41)	21
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	1.083%		EUR	700	(3)	(7)	4
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	1.083%			600	(3)	(8)	5
ArcelorMittal	BPS	1.000%	03/20/2016	5.121%	$		300	(44)	(13)	(31)
ArcelorMittal	BRC	1.000%	12/20/2015	5.070%			2,200	(307)	(169)	(138)
ArcelorMittal	BRC	1.000%	03/20/2016	5.121%			900	(134)	(38)	(96)
ArcelorMittal	CBK	1.000%	03/20/2016	5.121%			400	(59)	(16)	(43)
ArcelorMittal	FBF	1.000%	03/20/2016	5.121%			800	(118)	(37)	(81)
ArcelorMittal	GST	1.000%	12/20/2015	5.070%			2,200	(308)	(177)	(131)
ArcelorMittal	HUS	1.000%	03/20/2016	5.121%			200	(30)	(9)	(21)
ArcelorMittal	MYC	1.000%	03/20/2016	5.121%			1,000	(149)	(63)	(86)
Australia Government Bond	DUB	1.000%	06/20/2016	0.716%			5,200	66	126	(60)
Australia Government Bond	UAG	1.000%	09/20/2015	0.613%			2,000	29	51	(22)
Berkshire Hathaway Finance Corp.	MYC	1.000%	06/20/2015	1.517%			5,000	(84)	5	(89)
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.872%			5,200	26	(26)	52
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.872%			700	4	(4)	8
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.916%			100	1	1	0
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.872%			2,300	12	(21)	33
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.872%			4,900	24	(15)	39

BMW Finance N.V.	GST	1.000%	03/20/2016	1.376%		EUR	600	(12)	7	(19)
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	1.309%	$		1,400	(15)	0	(15)
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.866%			2,000	10	14	(4)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.866%		EUR	600	4	(90)	94
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.961%	$		100	0	0	0
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.961%			200	0	0	0
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.000%			300	0	3	(3)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.388%			3,000	15	(51)	66
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.866%			600	86	5	81
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.961%			4,200	8	4	4
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.388%			4,900	(71)	(41)	(30)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%			4,000	11	5	6
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%			1,000	2	1	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%			8,300	(139)	(57)	(82)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.388%			3,200	(47)	(20)	(27)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.306%			10,000	(100)	(91)	(9)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%			1,000	2	1	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%			100	(1)	(1)	0
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%			7,700	(129)	(47)	(82)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.223%			3,350	(20)	(30)	10
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%			4,600	(57)	(44)	(13)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.388%			2,600	(37)	(19)	(18)
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.288%			2,400	(26)	7	(33)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.234%			2,400	(19)	(8)	(11)
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.234%			2,400	(19)	(8)	(11)
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.288%			1,500	(16)	5	(21)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	1.265%			3,200	(34)	44	(78)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	1.265%			1,200	(13)	16	(29)
China Government International Bond	BRC	1.000%	12/20/2012	0.720%			2,500	7	(8)	15
China Government International Bond	BRC	0.770%	12/20/2014	1.054%			7,200	(58)	0	(58)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%			3,600	(33)	63	(96)
China Government International Bond	FBF	1.000%	12/20/2016	1.450%			3,400	(70)	(166)	96
China Government International Bond	HUS	1.000%	06/20/2015	1.149%			2,900	(13)	54	(67)
China Government International Bond	HUS	1.000%	09/20/2015	1.203%			800	(6)	10	(16)
China Government International Bond	JPM	1.000%	09/20/2015	1.203%			1,500	(10)	15	(25)
China Government International Bond	JPM	1.000%	12/20/2016	1.450%			1,500	(31)	(70)	39
China Government International Bond	MYC	1.000%	06/20/2015	1.149%			5,000	(23)	88	(111)
China Government International Bond	MYC	1.000%	12/20/2016	1.450%			500	(10)	(24)	14
China Government International Bond	RYL	0.750%	12/20/2014	1.054%			2,400	(21)	0	(21)
China Government International Bond	UAG	1.000%	12/20/2016	1.450%			300	(6)	(14)	8
Comcast Corp.	DUB	1.000%	12/20/2015	0.806%			1,500	12	(1)	13
Comcast Corp.	RYL	1.000%	12/20/2015	0.806%			14,500	115	0	115
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	1.373%			10,000	(155)	(10)	(145)
Danone	DUB	1.000%	03/20/2016	0.758%			1,800	19	29	(10)
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.303%			2,100	(99)	(65)	(34)
Denmark Government International Bond	DUB	0.250%	09/20/2016	1.303%			1,100	(52)	(37)	(15)
Denmark Government International Bond	GST	0.250%	09/20/2016	1.303%			1,400	(66)	(44)	(22)
Denmark Government International Bond	RYL	0.250%	09/20/2016	1.303%			300	(14)	(9)	(5)
Denmark Government International Bond	UAG	0.250%	09/20/2016	1.303%			600	(29)	(20)	(9)
E.ON International Finance BV	HUS	1.000%	03/20/2016	1.191%			900	(6)	10	(16)
Egypt Government International Bond	BRC	1.000%	03/20/2016	6.202%			2,300	(427)	(284)	(143)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%			500	(93)	(69)	(24)
Egypt Government International Bond	JPM	1.000%	03/20/2016	6.202%			1,600	(297)	(201)	(96)
El Paso Corp.	GST	5.000%	09/20/2014	1.958%			1,100	91	(85)	176
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	1.053%			1,400	(2)	(7)	5
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.090%			500	(1)	(3)	2
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	1.053%			2,200	(4)	(13)	9
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.090%			1,800	(6)	6	(12)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	1.053%			2,400	(4)	(13)	9
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	1.053%			2,600	(4)	(12)	8
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	1.090%			100	(1)	0	(1)
Entergy Corp.	MYC	1.000%	03/20/2021	2.941%			2,500	(352)	(271)	(81)
First Industrial LP	MYC	5.000%	03/20/2016	3.748%			1,500	74	51	23
First Industrial LP	UAG	5.000%	03/20/2016	3.748%			1,500	74	64	10
Forest Oil Corp.	CBK	5.000%	06/20/2015	4.205%			5,000	135	135	0
France Government Bond	BRC	0.250%	03/20/2016	2.031%			1,700	(119)	(67)	(52)
France Government Bond	CBK	0.250%	03/20/2016	2.031%			3,500	(246)	(141)	(105)
France Government Bond	GST	0.250%	03/20/2016	2.031%			6,600	(464)	(262)	(202)
France Government Bond	MYC	0.250%	09/20/2016	2.128%			4,400	(360)	(206)	(154)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%			600	(6)	(13)	7
Gazprom Via Gaz Capital S.A.	HUS	1.000%	03/20/2012	1.734%			100	0	0	0
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%			600	(5)	(12)	7
Gazprom Via Gazprom International S.A.	MYC	1.000%	03/20/2012	1.734%			400	(1)	0	(1)
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.013%			500	(4)	(10)	6
General Electric Capital Corp.	DUB	5.000%	09/20/2019	2.548%			2,000	319	379	(60)
General Electric Capital Corp.	GST	1.000%	12/20/2015	2.342%			12,800	(630)	(449)	(181)
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.725%			2,500	(63)	(61)	(2)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.725%			1,000	(26)	(22)	(4)
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.725%			2,000	(51)	(50)	(1)

Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.785%			3,300	(97)	(41)	(56)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.725%			2,500	(64)	(60)	(4)
Japan Government International Bond	BPS	1.000%	06/20/2015	1.133%			5,000	(21)	87	(108)
Japan Government International Bond	GST	1.000%	09/20/2015	1.180%			4,000	(24)	59	(83)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%			200	(1)	5	(6)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.219%			100	(1)	2	(3)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.219%			4,700	(38)	104	(142)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.219%			1,000	(8)	23	(31)
Lafarge S.A.	FBF	1.000%	06/20/2016	4.312%			5,300	(682)	(356)	(326)
MBIA, Inc.	CBK	5.000%	03/20/2012	18.052%			2,000	(53)	(60)	7
MetLife, Inc.	DUB	1.000%	12/20/2014	2.803%			10,700	(537)	(599)	62
MetLife, Inc.	DUB	5.000%	09/20/2019	3.362%			500	52	61	(9)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%			3,400	(33)	(43)	10
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.324%			2,800	(33)	(30)	(3)
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%			2,000	10	4	6
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.281%			4,000	(39)	(40)	1
Mexico Government International Bond	GST	1.000%	12/20/2012	0.528%			2,000	10	5	5
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%			3,600	(52)	(12)	(40)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%			3,000	15	7	8
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.410%			1,900	(33)	(1)	(32)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%			4,900	(70)	(16)	(54)
National Bank of Abu Dhabi PJSC	BRC	1.000%	03/20/2012	0.936%			900	1	3	(2)
National Bank of Abu Dhabi PJSC	GST	1.000%	03/20/2012	0.936%			1,300	1	2	(1)
Nokia OYJ	MYC	1.000%	09/20/2013	2.335%			2,900	(64)	(34)	(30)
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.775%			2,000	(123)	(88)	(35)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	0.867%			300	1	1	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%			2,000	3	(17)	20
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	1.052%			5,700	(1)	0	(1)
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.397%			3,500	(26)	(11)	(15)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%			900	1	(6)	7
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.052%			5,000	(1)	(28)	27
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%			1,400	(36)	(45)	9
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.865%			1,500	8	(7)	15
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.865%			5,000	28	(4)	32
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.135%			1,000	(6)	(7)	1
Republic of Italy Government Bond	RYL	1.000%	12/20/2015	4.876%			2,200	(287)	(77)	(210)
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	1.427%			3,800	(57)	(7)	(50)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.746%			1,000	11	7	4
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.746%			1,800	20	12	8
Royal Bank of Scotland Group PLC	DUB	3.000%	06/20/2018	7.390%		EUR	2,800	(745)	(51)	(694)
Russia Government International Bond	BRC	1.000%	12/20/2012	1.564%	$		1,100	(5)	(15)	10
Russia Government International Bond	CBK	1.000%	03/20/2016	2.616%			100	(6)	(1)	(5)
Russia Government International Bond	FBF	1.000%	12/20/2012	1.564%			500	(2)	(5)	3
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%			2,000	(10)	(22)	12
Russia Government International Bond	HUS	1.000%	03/20/2016	2.616%			900	(57)	(12)	(45)
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%			1,000	(5)	(11)	6
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%			500	(2)	(5)	3
Russia Government International Bond	MYC	1.000%	12/20/2014	2.393%			1,800	(71)	(67)	(4)
Russia Government International Bond	MYC	1.000%	06/20/2016	2.666%			900	(62)	(12)	(50)
Russia Government International Bond	RYL	1.000%	03/20/2016	2.616%			6,200	(392)	(64)	(328)
Russia Government International Bond	UAG	1.000%	06/20/2015	2.495%			5,000	(245)	(76)	(169)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	3.360%			300	(28)	(16)	(12)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	3.360%			400	(36)	(21)	(15)
Shell International Finance BV	BRC	1.000%	09/20/2015	0.738%			12,200	122	141	(19)
Shell International Finance BV	DUB	1.000%	09/20/2015	0.738%			5,200	52	60	(8)
Shell International Finance BV	FBF	1.000%	12/20/2015	0.760%			2,900	28	49	(21)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.780%			1,100	10	21	(11)
Shell International Finance BV	MYC	1.000%	06/20/2016	0.807%			1,200	11	23	(12)
South Korea Government Bond	BRC	1.000%	09/20/2015	1.402%			1,700	(24)	(11)	(13)
South Korea Government Bond	BRC	1.000%	06/20/2016	1.503%			2,800	(58)	7	(65)
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%			6,500	3	(34)	37
South Korea Government Bond	DUB	0.920%	12/20/2014	1.297%			1,300	(14)	0	(14)
South Korea Government Bond	DUB	1.000%	06/20/2015	1.367%			800	(10)	8	(18)
South Korea Government Bond	JPM	0.930%	12/20/2014	1.297%			3,700	(38)	0	(38)
South Korea Government Bond	JPM	1.000%	09/20/2015	1.402%			400	(6)	(2)	(4)
South Korea Government Bond	JPM	1.000%	12/20/2015	1.432%			3,200	(51)	(3)	(48)
South Korea Government Bond	MYC	1.000%	12/20/2015	1.432%			3,400	(54)	29	(83)
South Korea Government Bond	RYL	1.000%	06/20/2015	1.367%			5,000	(59)	51	(110)
South Korea Government Bond	UAG	1.000%	09/20/2015	1.402%			2,200	(30)	(7)	(23)
Spain Government Bond	DUB	1.000%	03/20/2016	3.724%			600	(61)	(37)	(24)
Spain Government Bond	HUS	1.000%	03/20/2016	3.724%			1,800	(181)	(109)	(72)
Spain Government Bond	MYC	1.000%	06/20/2016	3.736%			1,400	(149)	(97)	(52)
Statoil ASA	BRC	1.000%	06/20/2016	0.955%			3,200	7	62	(55)
Statoil ASA	SOG	1.000%	06/20/2016	0.955%			3,200	8	61	(53)
Teck Resources Ltd.	UAG	1.000%	03/20/2016	1.707%			8,000	(224)	(27)	(197)
Tesco PLC	HUS	1.000%	03/20/2016	0.951%			1,100	3	14	(11)
Time Warner Cable, Inc.	GST	1.000%	12/20/2015	1.803%			6,500	(194)	(3)	(191)
Time Warner Cable, Inc.	HUS	1.000%	12/20/2015	1.803%			4,300	(128)	(6)	(122)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	9.002%		JPY	100,000	(47)	(172)	125
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%			132,100	(141)	(306)	165
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%			100,000	(47)	(111)	64
Total Capital S.A.	CBK	1.000%	09/20/2015	0.744%	$		700	7	10	(3)
Total Capital S.A.	JPM	1.000%	09/20/2015	0.744%			1,800	18	25	(7)
Total Capital S.A.	MYC	1.000%	09/20/2015	0.744%			2,500	24	37	(13)
Total Capital S.A.	MYC	1.000%	12/20/2015	0.770%			10,800	100	183	(83)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.600%			3,300	43	8	35

Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.600%			1,200	16	6	10
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.472%			2,000	(40)	(5)	(35)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.472%			4,600	(90)	(28)	(62)
Transocean, Inc.	DUB	5.000%	03/20/2012	1.700%			1,200	11	5	6
Transocean, Inc.	FBF	5.000%	03/20/2012	1.700%			500	5	2	3
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.214%		EUR	1,700	1	(15)	16
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.214%			3,300	2	(27)	29
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.214%			4,000	2	(35)	37
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.214%			2,000	1	(20)	21
United Kingdom Gilt	BOA	1.000%	12/20/2015	0.792%	$		400	3	7	(4)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.828%			1,700	13	33	(20)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%			4,900	42	114	(72)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%			2,400	27	35	(8)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%			1,500	9	26	(17)
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.792%			1,000	9	19	(10)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%			3,100	19	54	(35)
UPC Holding BV	DUB	5.000%	06/20/2016	7.104%		EUR	3,000	(282)	(5)	(277)
Volkswagen International Finance NV	BRC	1.000%	09/20/2015	1.465%	$		300	(5)	(2)	(3)
Volkswagen International Finance NV	CBK	1.000%	09/20/2015	1.465%			1,900	(30)	(5)	(25)
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	2.313%		EUR	700	(46)	(17)	(29)
Xstrata Finance Canada Ltd.	GST	1.000%	03/20/2016	2.313%			2,100	(138)	(42)	(96)
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	2.313%			1,100	(72)	(27)	(45)

								$(10,233)	$(3,958)	$(6,275)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	1,980	$145	$264	$(119)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016	22,000	(156)	(277)	121

					$(11)	$(13)	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.830%	01/02/2012	BRC	BRL	800	$6	$1	$5
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		10,000	99	41	58
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		26,000	0	104	(104)
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		19,900	67	9	58
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		170,000	796	(210)	1,006
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		208,100	2,222	1,314	908
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		295,000	3,400	2,041	1,359
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		53,000	993	(32)	1,025
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		103,000	1,926	185	1,741
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		4,000	77	16	61
Pay	6-Month AUD Bank Bill	4.750%	06/15/2022	JPM	AUD	4,700	47	(29)	76
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	CBK		8,700	262	21	241
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB		16,700	502	249	253
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UAG	JPY	305,000	(233)	99	(332)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	326,400	(186)	(171)	(15)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	CBK		37,000	(21)	43	(64)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		314,200	(178)	(147)	(31)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		116,000	(44)	126	(170)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	HUS		32,000	(12)	29	(41)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	JPM		26,000	(9)	16	(25)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		45,000	(17)	36	(53)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		178,000	717	374	343
Pay	28-Day MXN TIIE	7.500%	06/02/2021	JPM		23,900	96	54	42
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		36,000	145	100	45
Pay	28-Day MXN TIIE	6.750%	08/31/2021	HUS		91,000	8	135	(127)

							$10,663	$4,404	$6,259

(h)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date			Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$		27,400	$104	$8
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		EUR	2,800	167	71
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012			4,500	241	114

									$512	$193

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-17 5-Year Index	BOA	Buy	92.000%	01/18/2012	$5,000	$163	$56

(i)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	130	$68	$(13)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	130	32	(78)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	486	140	(17)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	486	157	(411)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	226	178	(18)

				$575	$(537)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$72,100	$255	$(194)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		72,100	255	(233)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		93,500	195	(75)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		93,500	195	(216)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		144,200	199	(27)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		144,200	198	(530)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		37,000	528	(242)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	12,000	180	(58)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		19,100	258	(92)

								$2,263	$(1,667)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.300%	01/18/2012	$25,000	$160	$(41)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$(42)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	7,000	90	(30)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	3,000	30	(14)

						$214	$(86)

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	17,954	02/2012	CBK	$0	$(516)	$(516)
Sell		79,897	02/2012	JPM	0	(2,708)	(2,708)
Buy	BRL	20,004	01/2012	HUS	60	0	60
Sell		20,004	01/2012	HUS	0	(258)	(258)
Buy		20,004	01/2012	UAG	0	(445)	(445)
Sell		20,004	01/2012	UAG	0	(60)	(60)
Sell		20,004	03/2012	UAG	453	0	453
Sell	CAD	6,955	02/2012	BRC	0	(201)	(201)
Buy		29,837	02/2012	DUB	38	0	38
Buy	CNY	33,686	02/2012	BRC	63	0	63
Buy		4,387	02/2012	DUB	15	0	15
Buy		64,402	06/2012	CBK	0	(107)	(107)

Type		Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		73,267	06/2012	JPM	0	(25)	(25)
Buy		111,047	10/2012	UAG	0	(53)	(53)
Buy		95,703	02/2013	DUB	0	(360)	(360)
Buy		4,000	08/2013	DUB	0	(16)	(16)
Buy		47,000	08/2013	GST	0	(224)	(224)
Buy		12,255	08/2013	UAG	0	(33)	(33)
Buy		4,214	04/2016	JPM	0	(65)	(65)
Buy	EUR	7,380	01/2012	BRC	0	(583)	(583)
Sell		15,970	01/2012	BRC	1,264	0	1,264
Buy		363	01/2012	CBK	0	(18)	(18)
Sell		15,028	01/2012	DUB	1,279	0	1,279
Sell		35,011	01/2012	FBL	1,459	0	1,459
Buy		35,011	01/2012	GST	0	(621)	(621)
Buy		686	01/2012	JPM	0	(53)	(53)
Sell		1,427	01/2012	JPM	140	0	140
Buy		754	01/2012	RBC	0	(56)	(56)
Sell		35,011	02/2012	GST	624	0	624
Sell	GBP	3,889	01/2012	BRC	59	0	59
Buy		86	01/2012	CBK	0	(1)	(1)
Sell		15,579	01/2012	GST	182	0	182
Buy		19,382	01/2012	RBC	0	(252)	(252)
Buy		161	02/2012	BRC	2	0	2
Sell		19,382	02/2012	RBC	252	0	252
Sell	INR	393,908	07/2012	DUB	186	0	186
Buy		383,779	07/2012	UAG	0	(1,365)	(1,365)
Sell	JPY	875,619	01/2012	DUB	28	0	28
Sell		2,019	02/2012	BRC	0	0	0
Buy		814,800	02/2012	RBC	91	0	91
Buy	KRW	4,767,210	02/2012	CBK	0	(168)	(168)
Sell		8,658,000	02/2012	CBK	70	0	70
Sell		2,169,144	02/2012	DUB	19	0	19
Sell		7,221,795	02/2012	HUS	113	0	113
Sell		9,497,016	02/2012	MSC	134	(3)	131
Buy		28,133,026	02/2012	UAG	0	(2,200)	(2,200)
Buy	MXN	3,920	03/2012	BRC	0	(1)	(1)
Buy		331,415	03/2012	CBK	0	(672)	(672)
Sell		3,021	03/2012	FBL	5	0	5
Sell		250,860	03/2012	GST	595	0	595
Buy		315	03/2012	HUS	0	0	0
Sell		28,359	03/2012	UAG	0	(31)	(31)
Buy	NOK	22,372	01/2012	FBL	0	(130)	(130)
Buy		22,373	01/2012	GST	0	(137)	(137)
Buy		22,372	01/2012	UAG	0	(139)	(139)
Buy	PHP	159,900	03/2012	CBK	0	(39)	(39)
Sell		324,945	03/2012	GST	58	0	58
Buy		519,360	03/2012	JPM	0	(112)	(112)
Sell		117,885	03/2012	JPM	21	0	21
Buy	RUB	238,055	03/2012	CBK	0	(724)	(724)
Sell		243,786	03/2012	HUS	0	(243)	(243)
Buy	SGD	14,170	02/2012	BRC	0	(112)	(112)
Sell		10,221	02/2012	DUB	21	0	21
Buy		6,300	02/2012	GST	9	0	9
Sell		4,415	02/2012	GST	0	(14)	(14)
Buy		8,400	02/2012	HUS	12	0	12

					$7,252	$(12,745)	$(5,493)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$35,011	$2,987	$37,998
Corporate Bonds & Notes
Banking & Finance	0	474,355	0	474,355
Industrials	0	627,676	32,992	660,668
Utilities	0	192,652	0	192,652
Municipal Bonds & Notes
California	0	107,510	0	107,510
District of Columbia	0	5,451	0	5,451
Florida	0	4,528	0	4,528
Illinois	0	2,343	0	2,343
Indiana	0	3,327	0	3,327
Iowa	0	3,679	0	3,679
New Jersey	0	4,293	0	4,293
New York	0	40,902	0	40,902
North Carolina	0	2,611	0	2,611
Ohio	0	11,188	0	11,188
Pennsylvania	0	18,050	0	18,050
Tennessee	0	6,737	0	6,737
Texas	0	32,630	0	32,630
U.S. Government Agencies	0	174,430	0	174,430
U.S. Treasury Obligations	0	564,368	0	564,368
Mortgage-Backed Securities	0	26,782	0	26,782

Asset-Backed Securities	0	6,285	6,701	12,986
Sovereign Issues	0	47,605	0	47,605
Convertible Preferred Securities
Utilities	1,474	0	0	1,474
Short-Term Instruments
Repurchase Agreements	0	1,000	0	1,000
U.S. Treasury Bills	0	6,209	0	6,209
PIMCO Short-Term Floating NAV Portfolio	65,436	0	0	65,436
Purchased Options
Credit Contracts	0	56	0	56
Interest Rate Contracts	0	193	0	193
	$66,910	$2,399,871	$42,680	$2,509,461

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,372	0	2,372
Foreign Exchange Contracts	0	7,252	0	7,252
Interest Rate Contracts	1,715	7,221	0	8,936
	$1,715	$16,845	$0	$18,560

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(8,257)	0	(8,257)
Foreign Exchange Contracts	0	(12,745)	0	(12,745)
Interest Rate Contracts	0	(3,433)	(86)	(3,519)

	$0	$(24,435)	$(86)	$(24,521)

Totals	$68,625	$2,392,281	$42,594	$2,503,500

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$0	$2,998	$0	$1	$0	$(12)	$0	$0	$2,987	$(12)
Corporate Bonds & Notes
Industrials	36,391	1,100	(7,330)	(67)	(110)	(1,850)	4,858	0	32,992	(1,435)
Asset-Backed Securities	6,750	0	0	18	0	(67)	0	0	6,701	(67)

	43,141	4,098	(7,330)	(48)	(110)	(1,929)	4,858	0	42,680	(1,514)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$6	$0	$0	$0	$0	$(33)	$0	$27	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,670)	$0	$0	$0	$964	$620	$0	$0	$(86)	$42

Totals	$41,477	$4,098	$(7,330)	$(48)	$854	$(1,342)	$4,858	$27	$42,594	$(1,472)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.8%
BANKING & FINANCE 2.3%
Bank of America Corp.
0.661% due 10/14/2016	$5,000	$3,934
1.040% due 09/11/2012	11,405	11,081
HSBC Finance Corp.
0.653% due 01/15/2014	5,000	4,608
0.957% due 06/01/2016	3,000	2,512
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,885
Loews Corp.
5.250% due 03/15/2016	3,000	3,307
Morgan Stanley
0.883% due 10/15/2015	3,000	2,524
U.S. Trade Funding Corp.
4.260% due 11/15/2014	2,145	2,253

		33,104

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,900	6,966

Total Corporate Bonds & Notes (Cost $41,901)		40,070

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.7%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,434
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,480
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,090

		10,004

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	735

NEW YORK 0.4%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	4,200	4,527
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	819

		5,346

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	230

TEXAS 0.0%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	111
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	452
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	105

		668

Total Municipal Bonds & Notes (Cost $15,637)		16,983

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	9,851
0.354% due 07/25/2037	784	753
0.485% due 03/18/2031	452	451
0.744% due 10/25/2030	9	9
0.894% due 10/25/2017	105	106
1.194% due 04/25/2032	100	102
1.363% due 03/25/2022	86	87
1.418% due 03/01/2044	484	497

1.420% due 06/01/2043	637	641
2.125% due 10/01/2024	57	57
2.220% due 08/01/2026	14	14
2.250% due 03/15/2016	1,000	1,050
2.303% due 11/01/2023	109	115
2.350% due 07/01/2035	252	268
2.440% due 05/01/2025	14	15
2.450% due 02/01/2028	13	14
2.529% due 11/01/2034	244	257
2.716% due 04/01/2028	63	66
2.764% due 12/01/2027	57	61
2.875% due 10/01/2024	1	1
4.250% due 04/25/2037	393	427
4.500% due 10/25/2023 - 09/01/2041	56,002	59,989
5.000% due 08/25/2033 - 08/25/2036	11,055	12,418
5.375% due 04/11/2022	11,900	12,050
5.380% due 07/01/2033	2,244	2,530
5.500% due 11/25/2033 - 08/25/2035	9,482	11,465
5.625% due 04/17/2028	200	262
6.000% due 05/17/2027	638	702
6.250% due 12/25/2013	1	1
6.500% due 02/01/2022 - 08/01/2037	4,845	5,542
6.625% due 11/15/2030	1,400	2,077
6.750% due 06/25/2032	5,981	6,960
6.900% due 05/25/2023	114	129
6.950% due 07/25/2020	31	35
7.000% due 12/25/2022 - 03/01/2038	4,429	5,140
7.800% due 10/25/2022	19	23
9.000% due 08/01/2021 - 11/01/2030	60	74
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,215
5.125% due 07/09/2029	675	812
5.150% due 03/25/2020	1,000	1,216
5.750% due 12/07/2028	500	661
Federal Housing Administration
4.918% due 11/01/2019	0	0
6.896% due 07/01/2020	893	883
7.000% due 11/25/2019	244	242
7.430% due 10/01/2022 - 01/01/2024	288	284
Financing Corp.
0.000% due 09/26/2019	2,500	2,139
Freddie Mac
0.678% due 01/15/2033	224	225
0.778% due 04/15/2029 - 12/15/2032	251	252
0.828% due 06/15/2031	103	104
1.313% due 09/15/2021	37	37
1.399% due 10/25/2044	5,633	5,514
1.609% due 07/25/2044	1,507	1,537
2.230% due 10/25/2023	64	63
2.271% due 01/01/2028	20	21
2.293% due 01/01/2028	92	96
2.369% due 02/01/2028	56	57
2.375% due 05/01/2022	5	5
2.381% due 10/01/2026	21	22
2.447% due 06/01/2022	4	4
2.450% due 09/01/2027	33	33
2.586% due 12/01/2024	43	45
4.000% due 09/15/2030	31	32
4.500% due 02/15/2035 - 07/15/2035	13,991	14,966
5.000% due 02/15/2032 - 07/15/2033	4,933	5,204
5.500% due 12/15/2021 - 06/15/2035	5,366	6,872
5.625% due 11/23/2035	19,400	21,651
6.000% due 05/15/2028 - 05/15/2036	11,457	13,948
6.250% due 09/15/2023 - 07/15/2032	1,810	1,856
6.500% due 08/01/2022 - 10/25/2043	1,500	1,667
7.000% due 07/15/2022 - 01/15/2024	407	464
Ginnie Mae
1.235% due 03/20/2031	654	656
1.625% due 07/20/2022 - 09/20/2026	152	155
2.000% due 08/20/2021 - 08/20/2026	23	23
2.125% due 11/20/2021 - 11/20/2027	194	202
2.375% due 02/20/2017 - 05/20/2030	861	890
2.500% due 09/20/2017 - 05/20/2032	315	327
3.000% due 12/20/2017 - 06/20/2021	52	54
3.500% due 03/20/2021	11	11
6.000% due 08/20/2033	3,314	3,946
6.500% due 08/20/2034 - 09/20/2034	42	48
7.000% due 03/16/2029	609	691
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	19,158	14,636
5.500% due 12/04/2023 - 09/18/2033	3,300	4,351
NCUA Guaranteed Notes
0.644% due 11/06/2017	2,229	2,229
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,412	3,479

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,456
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	32,600	19,043
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,120
Small Business Administration
5.240% due 08/01/2023	3,327	3,694
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,986
4.875% due 01/15/2048	11,700	14,418
5.250% due 09/15/2039	6,100	7,802
5.375% due 04/01/2056	12,800	17,372
5.880% due 04/01/2036	5,800	7,924
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	4,052

Total U.S. Government Agencies (Cost $301,920)		343,931

U.S. TREASURY OBLIGATIONS 74.2%
U.S. Treasury Bonds
3.500% due 02/15/2039 (e)	75,150	84,379
3.750% due 08/15/2041	12,300	14,433
4.250% due 11/15/2040 (e)	106,400	135,411
4.375% due 11/15/2039 (c)(e)	13,300	17,236
4.375% due 05/15/2041	18,400	23,923
4.500% due 05/15/2038 (e)	85,400	112,435
4.500% due 08/15/2039	57,800	76,296
5.250% due 02/15/2029	46,400	64,076
5.375% due 02/15/2031 (d)(e)	190,890	271,989
6.250% due 05/15/2030	15,200	23,496
U.S. Treasury Inflation Protected Securities
3.375% due 04/15/2032 (a)	128	197
U.S. Treasury Strips
0.000% due 11/15/2024	2,100	1,520
0.000% due 11/15/2027	67,300	44,297
0.000% due 05/15/2028	43,300	27,390
0.000% due 08/15/2028	41,100	26,394
0.000% due 11/15/2028	6,400	4,071
0.000% due 08/15/2029	9,100	5,649
0.000% due 08/15/2032	12,300	6,709
0.000% due 02/15/2033	20,400	10,936
0.000% due 05/15/2033	41,600	22,104
0.000% due 05/15/2034	800	409
0.000% due 11/15/2034	2,300	1,158
0.000% due 05/15/2037	2,400	1,106
0.000% due 02/15/2038	7,400	3,404
0.000% due 11/15/2039	18,500	7,989
0.000% due 05/15/2040	5,700	2,416
0.000% due 11/15/2040	77,200	32,104
0.000% due 02/15/2041	59,190	24,445

Total U.S. Treasury Obligations (Cost $984,595)		1,045,972

MORTGAGE-BACKED SECURITIES 4.3%
Banc of America Funding Corp.
2.656% due 02/20/2036	2,422	2,020
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	208	217
5.451% due 01/15/2049	372	406
5.706% due 02/10/2051	551	579
Bear Stearns Adjustable Rate Mortgage Trust
2.706% due 10/25/2035	2,200	2,052
2.821% due 02/25/2033	30	24
2.853% due 02/25/2034	571	489
2.905% due 01/25/2034	205	186
5.299% due 04/25/2033	104	97
Bear Stearns Alt-A Trust
2.772% due 09/25/2035	1,106	701
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,238
5.714% due 06/11/2040	963	1,037
5.746% due 09/11/2042	771	827
Bear Stearns Mortgage Securities, Inc.
3.498% due 06/25/2030	6	6
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	239	242
5.886% due 11/15/2044	406	452
Commercial Mortgage Pass-Through Certificates
5.814% due 12/10/2049	513	575
Countrywide Alternative Loan Trust
0.474% due 05/25/2047	1,246	635
0.504% due 05/25/2035	1,040	551
5.500% due 10/25/2033	7,863	7,936

Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035	333	184
0.614% due 03/25/2035	1,839	858
0.634% due 06/25/2035	1,215	1,025
6.000% due 10/25/2034	6,411	6,477
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	590	508
6.500% due 04/25/2033	6	7
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	485	440
First Republic Mortgage Loan Trust
0.774% due 06/25/2030	118	111
GMAC Mortgage Corp. Loan Trust
3.012% due 06/25/2034	708	585
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	256	264
5.381% due 03/10/2039	494	497
GS Mortgage Securities Corp.
1.142% due 03/06/2020	835	828
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.505% due 05/19/2035	843	447
0.525% due 03/19/2036	966	506
2.750% due 07/19/2035	1,130	843
Impac CMB Trust
0.794% due 10/25/2035	4,611	2,619
4.905% due 09/25/2034	1,876	1,821
JPMorgan Chase Commercial Mortgage Securities Corp.
5.723% due 02/12/2049	804	859
5.740% due 02/12/2049	2,708	2,942
5.794% due 02/12/2051	574	635
5.882% due 02/15/2051	206	225
JPMorgan Mortgage Trust
2.798% due 07/25/2035	780	713
MASTR Asset Securitization Trust
5.500% due 09/25/2033	254	264
Merrill Lynch Floating Trust
0.814% due 07/09/2021	1,500	1,390
Morgan Stanley Capital
0.339% due 10/15/2020	341	339
Nomura Asset Acceptance Corp.
2.498% due 10/25/2035	4,329	2,710
Residential Accredit Loans, Inc.
0.594% due 08/25/2035	799	430
0.694% due 01/25/2033	70	66
0.694% due 03/25/2033	239	217
6.000% due 06/25/2036	2,630	1,531
Sequoia Mortgage Trust
0.635% due 10/19/2026	46	39
0.635% due 07/20/2033	946	797
1.045% due 10/20/2027	29	25
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 05/25/2037	2,587	1,342
Structured Asset Mortgage Investments, Inc.
0.504% due 04/25/2036	2,348	1,237
0.514% due 05/25/2036	290	131
0.945% due 09/19/2032	34	28
1.125% due 10/19/2033	234	168
Structured Asset Securities Corp.
2.331% due 01/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	511	487
5.090% due 07/15/2042	168	171
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045	644	470
0.554% due 11/25/2045	63	45
0.604% due 01/25/2045	1,190	889
1.018% due 12/25/2046	1,105	655
1.208% due 02/25/2046	1,753	1,160
1.414% due 05/25/2041	87	72
1.608% due 06/25/2042	56	41
1.608% due 08/25/2042	38	31
2.718% due 08/25/2046	678	445
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036	2,005	1,549

Total Mortgage-Backed Securities (Cost $72,914)		60,396

ASSET-BACKED SECURITIES 0.3%
Amortizing Residential Collateral Trust
0.834% due 06/25/2032	14	11
0.874% due 07/25/2032	23	18
Bear Stearns Asset-Backed Securities Trust
0.954% due 10/25/2032	134	115

1.294% due 11/25/2042	865	731
Carrington Mortgage Loan Trust
0.614% due 10/25/2035	238	219
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033	30	25
Conseco Financial Corp.
7.200% due 04/15/2026	0	0
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036	22	14
Home Equity Mortgage Trust
0.474% due 05/25/2036	1,370	1,288
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	64
Massachusetts Educational Financing Authority
1.368% due 04/25/2038	928	926
SACO, Inc.
1.054% due 11/25/2035	610	511
Soundview Home Equity Loan Trust
0.354% due 11/25/2036	225	64
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036	266	181

Total Asset-Backed Securities (Cost $4,774)		4,167

SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.060% due 01/03/2012	2,000	2,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $2,072. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	3,373	3,373
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $3,446. Repurchase proceeds are $3,373.)

		5,373

U.S. TREASURY BILLS 0.0%
0.056% due 05/24/2012 (e)	586	586

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 6.5%
	9,184,654	91,975

Total Short-Term Instruments (Cost $97,933)		97,934

PURCHASED OPTIONS (g) 0.0%
(Cost $29)		5
Total Investments 114.1% (Cost $1,519,703)		$1,609,458
Written Options (h) (0.2%)
(Premiums $3,278)		(2,558)
Other Assets and Liabilities (Net) (13.9%)		(196,917)

Net Assets 100.0%		$1,409,983

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $925 have been pledged as collateral as of December 31, 2011 for OTC swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $58,807 at a weighted average interest rate of 0.145%. On December 31, 2011, securities valued at $175,826 were pledged as collateral for reverse repurchase agreements.

(e)	Securities with an aggregate market value of $6,229 and cash of $5 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	812	$177
90-Day Eurodollar December Futures	Long	12/2013	648	293
90-Day Eurodollar June Futures	Long	06/2013	560	223
90-Day Eurodollar March Futures	Long	03/2013	797	516
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	372	315

				$1,524

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	4.073%	$5,000	$636	$204	$432
HSBC Finance Corp.	BPS	(0.160%	)	12/20/2013	2.077%	5,000	184	0	184
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	2.465%	3,000	275	0	275
International Lease Finance Corp.	GST	(0.200%	)	03/20/2013	6.736%	2,900	217	0	217
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.688%	3,000	50	0	50
Wells Fargo Bank N.A.	GST	(0.140%	)	03/20/2015	1.276%	5,000	177	0	177

							$1,539	$204	$1,335

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Bank of America Corp.	JPM	1.000%	09/20/2012	4.435%	$1,900	$(46)	$(84)	$38
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2012	3.362%	5,100	(25)	(57)	32

						$(71)	$(141)	$70

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$12,000	$29	$5

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	131	$69	$(13)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	131	32	(78)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	547	157	(19)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,998	672	(1,692)

				$930	$(1,802)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$473,200	$2,063	$(642)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	12,000	68	(17)

							$2,131	$(659)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$(30)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	(67)

						$217	$(97)

(i)	Short Sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2042	$50,000	$52,813	$(53,219)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$33,104	$0	$33,104
Industrials	0	0	6,966	6,966
Municipal Bonds & Notes
California	0	10,004	0	10,004
Connecticut	0	735	0	735
New York	0	5,346	0	5,346
Puerto Rico	0	230	0	230
Texas	0	668	0	668
U.S. Government Agencies	0	340,293	3,638	343,931
U.S. Treasury Obligations	0	1,045,972	0	1,045,972
Mortgage-Backed Securities	0	60,396	0	60,396
Asset-Backed Securities	0	4,167	0	4,167
Short-Term Instruments
Repurchase Agreements	0	5,373	0	5,373
U.S. Treasury Bills	0	586	0	586
PIMCO Short-Term Floating NAV Portfolio	91,975	0	0	91,975
Purchased Options
Interest Rate Contracts	0	5	0	5
	$91,975	$1,506,879	$10,604	$1,609,458

Short Sales, at value	$0	$(53,219)	$0	$(53,219)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,228	177	1,405
Interest Rate Contracts	1,524	0	0	1,524
	$1,524	$1,228	$177	$2,929

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	(2,461)	(97)	(2,558)
	$0	$(2,461)	$(97)	$(2,558)

Totals	$93,499	$1,452,427	$10,684	$1,556,610

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$6,900	$0	$0	$0	$66	$0	$0	$6,966	$66
U.S. Government Agencies	5,217	0	(1,590)	(164)	(3)	178	0	0	3,638	4

	5,217	6,900	(1,590)	(164)	(3)	244	0	0	10,604	70

Financial Derivative Instruments (7) – Assets
Credit Contracts	$0	$0	$0	$0	$0	$0	$177	$0	$177	$0

Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(141)	$0	$0	$0	$0	$44	$0	$0	$(97)	$43

Totals	$5,076	$6,900	$(1,590)	$(164)	$(3)	$288	$177	$0	$10,684	$113

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Charter Communications, Inc.
3.830% due 09/06/2016	$8,357	$8,193
HCA, Inc.
1.546% due 11/17/2012	1,917	1,906
2.546% due 11/17/2013	71,900	70,896
2.796% due 05/02/2016	25,025	23,535
3.829% due 03/31/2017	7,300	6,944
Novelis, Inc.
3.750% due 03/10/2017	22,374	22,050
Sofomex S.A. de C.V.
3.794% due 04/27/2012	6,400	6,371
Springleaf Finance Corp.
5.500% due 05/10/2017	43,000	37,531
Sungard Data Systems, Inc.
2.026% - 2.044% due 02/28/2014	63	62
Vodafone Group PLC
6.250% due 07/24/2016	13,100	13,100
Walter Investment Management Corp.
7.750% due 06/30/2016	13,764	13,781
West Corp.
2.646% - 2.904% due 10/24/2013	13	13

Total Bank Loan Obligations (Cost $211,325)		204,382

CORPORATE BONDS & NOTES 22.8%
BANKING & FINANCE 16.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	18,900	19,966
Ally Financial, Inc.
2.727% due 12/01/2014	6,161	5,439
5.900% due 10/15/2019	18	15
6.000% due 02/15/2019	591	495
6.000% due 03/15/2019	2,865	2,392
6.050% due 08/15/2019	21	17
6.050% due 10/15/2019	951	783
6.100% due 09/15/2019	490	401
6.150% due 03/15/2016	531	486
6.250% due 12/15/2018	933	771
6.300% due 03/15/2016	185	169
6.400% due 12/15/2018	208	176
6.500% due 09/15/2016	210	191
6.500% due 10/15/2016	40	37
6.500% due 06/15/2018	1,215	1,060
6.500% due 11/15/2018	1,010	862
6.500% due 12/15/2018	843	730
6.600% due 05/15/2018	821	722
6.600% due 06/15/2019	38	32
6.650% due 04/15/2016	195	182
6.650% due 06/15/2018	97	85
6.650% due 10/15/2018	809	700
6.700% due 08/15/2016	100	93
6.700% due 06/15/2018	1,592	1,383
6.700% due 11/15/2018	562	484
6.750% due 12/01/2014	4,178	4,218
6.750% due 08/15/2016	2,172	2,011
6.750% due 09/15/2016	10	9
6.750% due 11/15/2016	25	23
6.750% due 03/15/2018	100	88
6.750% due 07/15/2018	500	439
6.750% due 09/15/2018	147	127
6.750% due 10/15/2018	50	43
6.750% due 11/15/2018	175	154
6.750% due 06/15/2019	75	64
6.800% due 09/15/2016	71	65
6.800% due 09/15/2018	824	729
6.800% due 10/15/2018	321	284
6.850% due 04/15/2016	389	367
6.875% due 08/15/2016	35	32
6.875% due 07/15/2018	835	731
6.900% due 07/15/2018	256	225
6.900% due 08/15/2018	156	139
7.000% due 07/15/2016	10	9
7.000% due 02/15/2018	506	450
7.000% due 03/15/2018	288	259
7.000% due 05/15/2018	1,141	1,012
7.000% due 08/15/2018	160	143

			MARKET VALUE (000s)
7.000% due 09/15/2018		956	836
7.050% due 03/15/2018		345	311
7.050% due 04/15/2018		374	337
7.150% due 09/15/2018		319	288
7.250% due 06/15/2016		178	166
7.250% due 01/15/2018		608	551
7.250% due 04/15/2018		100	90
7.250% due 08/15/2018		1,856	1,628
7.250% due 01/15/2025		3,495	2,962
7.300% due 01/15/2018		6,579	5,986
7.500% due 06/15/2016		117	111
7.500% due 12/15/2017		590	545
8.300% due 02/12/2015		18,900	19,987
American Express Bank FSB
0.424% due 05/29/2012		75	75
0.426% due 06/12/2012		617	616
5.500% due 04/16/2013		31,600	33,044
5.550% due 10/17/2012		8,500	8,786
American Express Credit Corp.
0.414% due 02/24/2012		2,800	2,798
5.875% due 05/02/2013		7,100	7,466
7.300% due 08/20/2013		14,300	15,527
American International Group, Inc.
0.306% due 04/03/2012	JPY	1,050,000	13,465
0.663% due 03/20/2012		$5,000	4,956
4.900% due 06/02/2014	CAD	3,100	2,926
5.050% due 10/01/2015		$25,400	24,622
5.600% due 10/18/2016		1,900	1,834
ANZ National International Ltd.
3.125% due 08/10/2015		16,900	16,913
6.200% due 07/19/2013		60,800	64,544
ASIF Global Financing XIX
4.900% due 01/17/2013		30,700	30,981
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	38
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	8,800	11,444
5.500% due 06/14/2012		$25,000	25,506
Banco Bradesco S.A.
2.561% due 05/16/2014		90,600	88,988
Banco do Brasil S.A.
4.500% due 01/22/2015		7,300	7,585
Banco Santander Chile
2.875% due 11/13/2012		0	0
3.750% due 09/22/2015		45,200	45,295
Bank of America Corp.
0.661% due 10/14/2016		37,400	29,425
1.848% due 01/30/2014		5,000	4,517
4.875% due 09/15/2012		2,350	2,366
6.500% due 08/01/2016		5,000	5,041
7.375% due 05/15/2014		27,000	28,013
Bank of Montreal
1.300% due 10/31/2014		88,100	88,022
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		31,800	33,767
Barclays Bank PLC
0.746% due 03/23/2017		53,500	48,955
1.925% due 01/28/2015		13,000	12,158
BBVA Bancomer S.A.
4.500% due 03/10/2016		10,050	9,899
7.250% due 04/22/2020		3,300	3,317
Bear Stearns Cos. LLC
0.619% due 02/01/2012		31,200	31,208
0.869% due 11/21/2016		10,000	8,969
BNP Paribas S.A.
0.597% due 04/27/2017		63,300	58,553
0.791% due 04/08/2013		10,500	9,876
1.291% due 01/10/2014		25,700	23,716
BPCE S.A.
2.185% due 02/07/2014		1,000	952
2.375% due 10/04/2013		10,500	10,174
BRFkredit A/S
0.653% due 04/15/2013		1,400	1,401
CIT Group, Inc.
7.000% due 05/01/2015		1,516	1,521
7.000% due 05/01/2016		2,880	2,883
7.000% due 05/01/2017		3,538	3,543
Citigroup, Inc.
0.810% due 06/09/2016		3,100	2,423
1.307% due 02/15/2013		13,500	13,253
1.848% due 01/13/2014		34,800	33,862
2.453% due 08/13/2013		4,300	4,223
4.750% due 05/19/2015		1,200	1,216
4.750% due 02/10/2019	EUR	100	104
5.250% due 02/27/2012		$250	251
5.500% due 08/27/2012		1,600	1,626

			MARKET VALUE (000s)
5.500% due 04/11/2013		65,960	67,367
5.850% due 07/02/2013		4,100	4,217
6.000% due 02/21/2012		12,004	12,071
6.000% due 12/13/2013		580	601
6.010% due 01/15/2015		4,900	5,123
6.375% due 08/12/2014		190	200
6.500% due 08/19/2013		11,700	12,185
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,313
Commonwealth Bank of Australia
0.814% due 07/12/2013		2,800	2,800
Credit Agricole S.A.
1.862% due 01/21/2014		25,000	23,121
7.589% due 01/29/2049	GBP	800	722
Credit Suisse
5.000% due 05/15/2013		$9,745	10,001
Credit Suisse AG
1.147% due 05/29/2049		270	180
DanFin Funding Ltd.
1.103% due 07/16/2013		49,300	49,303
Danske Bank A/S
2.500% due 05/10/2012		3,000	3,019
Dexia Credit Local
0.927% due 03/05/2013		160,700	152,170
2.000% due 03/05/2013		79,170	76,146
Dexia Credit Local S.A.
0.908% due 04/29/2014		70,800	64,274
Export-Import Bank Of India
2.729% due 03/30/2016		1,500	1,406
FIH Erhvervsbank A/S
0.912% due 06/13/2013		31,900	31,883
First Horizon National Corp.
5.375% due 12/15/2015		19,700	19,962
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		13,000	13,489
5.875% due 08/02/2021		4,100	4,279
7.000% due 04/15/2015		17,800	19,180
7.800% due 06/01/2012		1,926	1,967
8.000% due 06/01/2014		800	871
8.000% due 12/15/2016		600	682
8.700% due 10/01/2014		7,000	7,835
12.000% due 05/15/2015		6,040	7,445
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	24,740
GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,269
General Electric Capital Corp.
0.693% due 06/20/2014		10,000	9,801
1.373% due 12/20/2017		7,900	7,487
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		18,000	15,553
1.435% due 02/07/2014		26,000	24,317
1.817% due 05/23/2016	EUR	2,200	2,380
5.350% due 01/15/2016		$3,500	3,592
HCP, Inc.
5.650% due 12/15/2013		725	763
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,879
6.850% due 07/15/2012		3,332	3,340
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,183
HSBC Capital Funding LP
4.610% due 12/29/2049		3,900	3,596
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	919
Industrial Bank of Korea
3.750% due 09/29/2016		58,700	59,185
ING Bank NV
1.379% due 03/30/2012		14,900	14,865
1.596% due 03/15/2013		17,800	17,392
1.940% due 06/09/2014		18,900	18,115
2.625% due 02/09/2012		900	902
3.900% due 03/19/2014		22,400	23,647
International Lease Finance Corp.
4.750% due 01/13/2012		2,600	2,603
5.300% due 05/01/2012		215	216
5.400% due 02/15/2012		9,525	9,549
5.625% due 09/20/2013		7,330	7,193
5.875% due 05/01/2013		2,000	1,980
6.500% due 09/01/2014		163,200	167,688
8.625% due 09/15/2015		2,000	2,058
Intesa Sanpaolo SpA
2.906% due 02/24/2014		30,100	26,518
John Deere Capital Corp.
0.553% due 07/15/2013		1,200	1,203

			MARKET VALUE (000s)
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	2,600	3,288
4.650% due 06/01/2014		$15,200	16,061
JPMorgan Chase Capital XXI
1.379% due 01/15/2087		10,000	7,152
Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013		460	466
2.000% due 09/07/2016	EUR	16,000	21,174
3.875% due 01/21/2019		36,000	51,787
4.375% due 07/04/2018		32,200	47,428
LBG Capital No.1 PLC
8.000% due 12/29/2049		$1,400	1,022
8.500% due 12/29/2049		700	487
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,900	3,764
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$5,300	1,418
Lloyds TSB Bank PLC
2.800% due 04/02/2012		70,300	70,616
Loews Corp.
5.250% due 03/15/2016		7,000	7,716
Macquarie Bank Ltd.
2.600% due 01/20/2012		22,200	22,200
3.300% due 07/17/2014		7,000	7,384
Majapahit Holding BV
8.000% due 08/07/2019		5,000	5,900
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,184	2,421
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		4,600	4,513
1.201% due 02/21/2012	GBP	12,000	18,551
1.777% due 05/30/2014	EUR	10,000	11,207
1.850% due 01/31/2014		10,000	11,408
2.034% due 07/22/2014		9,500	10,596
5.450% due 02/05/2013		$27,000	27,206
6.050% due 08/15/2012		42,180	42,797
8.950% due 05/18/2017		180	180
Metropolitan Life Global Funding I
2.875% due 09/17/2012		200	203
5.125% due 04/10/2013		21,000	21,946
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
0.691% due 01/09/2014		150	136
0.883% due 10/15/2015		8,000	6,732
1.408% due 04/29/2013		10,000	9,427
1.807% due 03/01/2013	EUR	1,400	1,720
1.970% due 04/13/2016		500	525
1.991% due 05/02/2014		10,000	11,505
1.992% due 01/16/2017		2,800	2,823
2.953% due 05/14/2013		$27,800	26,705
4.750% due 04/01/2014		50	49
5.750% due 02/14/2017	GBP	2,600	3,830
6.000% due 05/13/2014		$100	101
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	1,000	1,463
National Australia Bank Ltd.
5.350% due 06/12/2013		$17,200	17,969
National City Bank
0.896% due 12/15/2016		8,090	7,469
0.904% due 06/07/2017		4,250	3,904
Nationwide Building Society
2.500% due 08/17/2012		15,700	15,876
4.650% due 02/25/2015		2,600	2,581
Nationwide Life Global Funding I
5.450% due 10/02/2012		700	716
Nomura Holdings, Inc.
5.000% due 03/04/2015		17,000	17,133
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	9,883
5.150% due 04/15/2013		$98,678	103,114
PNC Preferred Funding Trust III
8.700% due 03/29/2049		8,000	8,154
Preferred Term Securities XIII Ltd.
1.109% due 03/24/2034		1,556	856
Pricoa Global Funding I
0.528% due 01/30/2012		19,200	19,191
0.774% due 09/27/2013		15,470	15,318
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,359
Qatari Diar Finance QSC
3.500% due 07/21/2015		64,900	67,496
5.000% due 07/21/2020		1,000	1,070
Regions Financial Corp.
0.744% due 06/26/2012		17,400	16,977
7.750% due 11/10/2014		10,300	10,455

			MARKET VALUE (000s)
Royal Bank of Scotland Group PLC
2.438% due 01/28/2016	EUR	2,000	1,866
2.625% due 05/11/2012		$102,875	103,550
4.875% due 08/25/2014		9,000	8,813
SBAB Bank AB
3.125% due 03/23/2012		9,000	9,050
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	508
SLM Corp.
0.718% due 01/27/2014		300	271
1.756% due 06/17/2013	EUR	8,000	9,884
3.125% due 09/17/2012		700	895
5.000% due 10/01/2013		$445	446
5.000% due 04/15/2015		15,735	15,155
5.050% due 11/14/2014		12,200	12,042
5.375% due 01/15/2013		15,425	15,537
5.375% due 05/15/2014		19,000	19,026
SLM Corp. CPI Linked Bond
5.668% due 06/15/2015		208	182
5.694% due 11/01/2013		2,946	2,889
6.068% due 06/15/2013		2,000	1,996
Societe Generale S.A.
5.922% due 04/29/2049		2,800	1,706
Sparebanken 1 Boligkreditt A/S
1.250% due 10/25/2014		48,300	47,985
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	6,000	6,739
4.125% due 11/29/2013		20,500	21,183
4.875% due 07/15/2012		$200	193
5.375% due 10/01/2012		15,484	14,671
5.850% due 06/01/2013		2,515	2,226
5.900% due 09/15/2012		335	322
6.900% due 12/15/2017		1,125	816
Standard Chartered PLC
1.403% due 05/12/2014		8,600	8,530
Svenska Handelsbanken AB
4.875% due 06/10/2014		175	182
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,735
UBS AG
1.425% due 01/28/2014		24,600	23,970
1.595% due 02/23/2012		12,200	12,215
2.250% due 08/12/2013		26,400	26,178
Wachovia Bank N.A.
0.876% due 03/15/2016		1,750	1,568
Wachovia Corp.
0.677% due 03/01/2012		7,800	7,803
0.773% due 10/15/2016		4,800	4,276
0.816% due 06/15/2017		1,100	994
2.199% due 05/01/2013		10,000	10,174
5.500% due 05/01/2013		15,275	16,123
Waha Aerospace BV
3.925% due 07/28/2020		72,450	74,551
WCI Finance LLC
5.400% due 10/01/2012		3,500	3,587
WEA Finance LLC
7.500% due 06/02/2014		40	44
Wells Fargo Bank N.A.
4.750% due 02/09/2015		1,400	1,462
Westpac Banking Corp.
0.883% due 07/16/2014		4,700	4,754
3.585% due 08/14/2014		1,800	1,920

			3,332,027

INDUSTRIALS 4.5%
American Airlines, Inc.
10.500% due 10/15/2012 ^		9,500	9,120
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,069
Arch Western Finance LLC
6.750% due 07/01/2013		10,000	10,075
AstraZeneca PLC
5.400% due 09/15/2012		25	26
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,292
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,731
Black & Decker Corp.
8.950% due 04/15/2014		$3,600	4,160
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		3,693	3,938
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		2,000	2,067

			MARKET VALUE (000s)
Caterpillar, Inc.
0.649% due 05/21/2013		7,800	7,813
CC Holdings GS V LLC
7.750% due 05/01/2017		650	704
Chesapeake Energy Corp.
7.625% due 07/15/2013		7,550	8,022
9.500% due 02/15/2015		18,000	20,700
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,617
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	8,434
Comcast Corp.
5.850% due 11/15/2015		2,100	2,392
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,524
Computer Sciences Corp.
5.500% due 03/15/2013		3,000	2,986
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,112
COX Communications, Inc.
4.625% due 06/01/2013		5,000	5,273
5.450% due 12/15/2014		2,600	2,888
CSX Corp.
7.900% due 05/01/2017		17,000	21,205
Daimler Finance North America LLC
1.742% due 09/13/2013		14,900	14,716
6.500% due 11/15/2013		23,900	26,047
7.300% due 01/15/2012		39,253	39,326
Delta Air Lines, Inc.
9.500% due 09/15/2014		2,032	2,103
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	983
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,206
DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,716
7.000% due 10/01/2013		3,000	3,217
7.125% due 02/01/2016		6,775	7,334
7.750% due 05/31/2015		1,600	1,768
Dow Chemical Co.
4.850% due 08/15/2012		67,430	68,998
6.000% due 10/01/2012		23,025	23,917
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,148
Enterprise Products Operating LLC
5.650% due 04/01/2013		1,000	1,047
EOG Resources, Inc.
1.182% due 02/03/2014		93,900	94,228
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,100	26,314
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		3,340	3,553
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,140
Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	753
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		$44,200	46,962
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		20,500	21,884
General Mills, Inc.
6.000% due 02/15/2012		800	805
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,120
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,170
HCA, Inc.
6.500% due 02/15/2020		9,000	9,360
8.500% due 04/15/2019		4,825	5,307
9.875% due 02/15/2017		8,369	9,185
Hewlett-Packard Co.
0.923% due 05/30/2014		4,600	4,451
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	30,907
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,096
JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,177
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012		600	619
7.125% due 03/15/2012		5,522	5,585
Kraft Foods, Inc.
2.625% due 05/08/2013		20,800	21,259
5.250% due 10/01/2013		3,575	3,816
6.000% due 02/11/2013		18,492	19,489
6.250% due 06/01/2012		11,925	12,186

Lennar Corp.
5.500% due 09/01/2014		8,800	8,844
Lyondell Chemical Co.
8.000% due 11/01/2017		1,303	1,430
Masco Corp.
5.850% due 03/15/2017		3,000	2,999
MGM Resorts International
10.375% due 05/15/2014		6,200	7,114
13.000% due 11/15/2013		2,000	2,385
Noble Group Ltd.
6.750% due 01/29/2020		10,000	8,700
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,620	3,611
Olin Corp.
6.750% due 06/15/2016		15,000	15,937
PACCAR, Inc.
6.375% due 02/15/2012		42,800	43,065
6.875% due 02/15/2014		19,900	22,309
Pearson Dollar Finance PLC
5.500% due 05/06/2013		4,200	4,418
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	836
Petroleos Mexicanos
5.500% due 01/09/2017	EUR	500	675
Reynolds American, Inc.
7.250% due 06/01/2012		$5,500	5,634
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,695
SABIC Capital I BV
3.000% due 11/02/2015		2,300	2,309
Southern Co.
5.300% due 01/15/2012		5,000	5,007
Southwest Airlines Co.
6.500% due 03/01/2012		1,400	1,411
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,862
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013		5,095	4,901
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,513	3,593
Time Warner, Inc.
3.150% due 07/15/2015		32,400	33,734
6.875% due 05/01/2012		4,000	4,080
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		2,855	2,970
Tyco Electronics Group S.A.
6.000% due 10/01/2012		10,972	11,359
UAL Pass-Through Trust
10.400% due 05/01/2018		1,305	1,444
Union Pacific Corp.
5.450% due 01/31/2013		948	995
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	133
Universal Health Services, Inc.
7.125% due 06/30/2016		2,800	3,059
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,000	1,020
UST LLC
6.625% due 07/15/2012		2,000	2,058
Vivendi S.A.
5.750% due 04/04/2013		4,700	4,912
Volkswagen International Finance NV
1.191% due 04/01/2014		2,900	2,844
WM Wrigley Jr. Co.
2.450% due 06/28/2012		5,005	5,043
Wynn Las Vegas LLC
7.875% due 11/01/2017 (h)		1,400	1,544
Xerox Corp.
5.500% due 05/15/2012		8,700	8,845

			918,815

UTILITIES 2.2%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		2,100	2,100
AES Corp.
7.750% due 03/01/2014		10,000	10,850
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,772
7.700% due 08/07/2013		88,500	95,422
Appalachian Power Co.
5.650% due 08/15/2012		1,400	1,440
Arizona Public Service Co.
5.800% due 06/30/2014		1,265	1,401

AT&T, Inc.
4.850% due 02/15/2014		13,034	14,058
6.700% due 11/15/2013		5,000	5,515
BP Capital Markets PLC
2.750% due 02/27/2012		10,907	10,937
3.125% due 03/10/2012		3,000	3,014
Carolina Power & Light Co.
6.500% due 07/15/2012		3,235	3,332
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,700	3,078
CMS Energy Corp.
1.353% due 01/15/2013		3,100	3,085
Commonwealth Edison Co.
6.150% due 03/15/2012		5,028	5,082
Dominion Resources, Inc.
5.000% due 03/15/2013		12,610	13,229
6.250% due 06/30/2012		5,450	5,594
Duke Energy Carolinas LLC
6.250% due 01/15/2012		1,000	1,002
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,242
5.650% due 06/15/2013		1,000	1,066
Embarq Corp.
7.082% due 06/01/2016		8,300	9,007
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		10,600	11,943
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		775	794
NRG Energy, Inc.
8.250% due 09/01/2020		6,700	6,767
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		2,000	2,141
PSEG Power LLC
5.000% due 04/01/2014		2,000	2,143
5.320% due 09/15/2016		989	1,104
Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,370
Qtel International Finance Ltd.
3.375% due 10/14/2016		31,400	31,793
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		3,000	3,225
5.832% due 09/30/2016		9,814	10,525
Shell International Finance BV
3.100% due 06/28/2015		80,800	86,715
TDC A/S
6.500% due 04/19/2012	EUR	1,500	1,965
Telesat LLC
12.500% due 11/01/2017		$4,200	4,715
Verizon Wireless Capital LLC
5.250% due 02/01/2012		88,480	88,787
Virginia Electric and Power Co.
4.750% due 03/01/2013		1,000	1,043
Vodafone Group PLC
5.000% due 12/16/2013		5,400	5,798

			458,054

Total Corporate Bonds & Notes (Cost $4,720,488)			4,708,896

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		23,500	23,618

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.046% due 09/15/2023		18,950	18,510
Transocean, Inc.
1.500% due 12/15/2037		3,300	3,259

			21,769

Total Convertible Bonds & Notes (Cost $43,487)			45,387

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
Irvine Ranch Water District Joint Powers Agency, California Revenue Bonds, Series 1998
7.705% due 03/15/2014		41,150	42,275

ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		67,100	67,100

LOUISIANA 0.1%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	35,300	35,720

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,038
3.093% due 03/01/2015	7,000	7,076

		12,114

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	12,600	12,602

Total Municipal Bonds & Notes (Cost $168,983)		169,811

U.S. GOVERNMENT AGENCIES 69.6%
Fannie Mae
0.354% due 12/25/2036	3,708	3,671
0.414% due 06/25/2034	693	681
0.494% due 10/27/2037	107,500	106,876
0.644% due 03/25/2044	459	446
0.654% due 03/25/2037	1,362	1,358
0.674% due 07/25/2037	20,937	20,921
0.694% due 05/25/2031 - 09/25/2035	2,125	2,110
0.764% due 07/25/2037 - 12/25/2040	22,103	22,035
0.794% due 05/25/2039	18,484	18,450
0.894% due 05/25/2030	243	243
0.913% due 04/25/2022	8	8
0.944% due 05/25/2030	384	384
0.994% due 10/25/2037	25,946	26,061
1.024% due 06/25/2040	5,089	5,106
1.034% due 03/25/2040	106,969	107,850
1.044% due 03/25/2038 - 01/25/2040	66,957	67,492
1.194% due 07/25/2039	17,665	17,858
1.418% due 07/01/2042 - 07/01/2044	6,677	6,717
1.468% due 09/01/2041	14,578	14,817
1.496% due 03/01/2035	851	864
1.500% due 01/01/2021	19	20
1.618% due 10/01/2030 - 11/01/2039	1,117	1,147
1.683% due 11/01/2017	20	20
1.795% due 11/01/2018	2	2
1.978% due 07/01/2017	26	26
2.055% due 10/01/2034	2,569	2,676
2.181% due 11/01/2034	973	1,014
2.191% due 01/01/2035	5,648	5,864
2.221% due 05/01/2035	1,648	1,720
2.229% due 11/01/2027	31	32
2.249% due 10/01/2035	3,692	3,915
2.277% due 08/01/2029	529	551
2.310% due 12/01/2033	263	275
2.339% due 10/01/2024	119	120
2.345% due 07/01/2035 - 09/01/2035	4,359	4,600
2.372% due 05/01/2035	3,299	3,481
2.375% due 08/01/2035	6,851	7,238
2.390% due 07/01/2035 - 09/01/2035	9,565	10,103
2.392% due 04/01/2034	941	992
2.420% due 03/01/2035	1,665	1,747
2.433% due 06/01/2022	4	4
2.450% due 02/01/2028	178	188
2.484% due 04/01/2024	96	101
2.500% due 08/01/2035	1,797	1,894
2.560% due 08/01/2017	3	3
2.566% due 07/01/2018	5	5
2.584% due 06/01/2017 - 09/01/2032	1,006	1,058
2.599% due 01/01/2024	78	82
2.623% due 11/01/2017	19	19
2.750% due 07/01/2017	18	18
2.819% due 06/01/2035	995	1,057
3.160% due 12/01/2017	13	14
3.428% due 07/25/2017	250	248
3.500% due 01/01/2027	534,000	558,531
4.000% due 05/01/2013 - 01/01/2042	6,986,358	7,361,414
4.207% due 03/01/2035	8,438	8,884
4.250% due 05/25/2033	4,120	4,433
4.418% due 02/01/2028	7	7
4.500% due 04/01/2013 - 01/01/2042	928,259	988,786
4.523% due 01/01/2028	40	42
4.980% due 06/01/2035	2,081	2,203
5.000% due 03/25/2017 - 12/01/2041	1,415,696	1,531,587
5.077% due 04/01/2018	363	387
5.223% due 11/01/2035	128	137

5.500% due 07/01/2014 - 01/01/2042	1,864,734	2,031,080
6.000% due 08/01/2016 - 02/01/2042	589,599	649,777
6.292% due 12/25/2042	2,836	3,258
6.500% due 07/25/2023 - 03/01/2038	14,430	16,687
7.000% due 05/01/2012 - 04/01/2034	146	166
7.500% due 02/01/2013	0	0
8.000% due 11/25/2023 - 11/01/2031	1,692	2,040
8.500% due 04/01/2025	100	120
8.800% due 01/25/2019	53	61
9.000% due 03/25/2021 - 04/25/2021	158	181
9.250% due 10/25/2018	3	3
9.500% due 03/25/2020 - 11/01/2025	420	495
10.000% due 08/01/2015 - 05/01/2022	2	2
10.500% due 07/01/2014 - 07/01/2021	1	1
11.000% due 11/01/2020	1	1
11.250% due 10/01/2015	2	2
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	4	4
15.500% due 10/01/2012 - 12/01/2012	0	0
16.000% due 09/01/2012 - 12/01/2012	0	0
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	64,708	67,494
Federal Housing Administration
7.430% due 10/01/2020 - 07/01/2024	2,159	2,138
Freddie Mac
0.428% due 07/15/2019 - 08/15/2019	27,506	27,455
0.554% due 08/25/2031	2,657	2,586
0.574% due 09/25/2031	4,655	4,426
0.578% due 05/15/2036	10,709	10,707
0.608% due 02/15/2037	1,195	1,192
0.628% due 12/15/2030	1,902	1,902
0.678% due 06/15/2018	1,721	1,724
0.728% due 11/15/2030	22	22
0.978% due 08/15/2037	1,593	1,600
0.998% due 09/15/2037	2,251	2,262
1.128% due 12/15/2039	324	326
1.133% due 01/15/2038	22,661	22,839
1.263% due 10/15/2020	28	28
1.313% due 03/15/2021	16	16
1.609% due 07/25/2044	814	830
1.750% due 01/01/2017 - 03/01/2017	16	16
2.200% due 10/01/2027	23	23
2.250% due 11/01/2022	173	179
2.365% due 10/01/2023 - 11/01/2023	63	64
2.384% due 12/01/2022	29	31
2.385% due 06/01/2024	37	39
2.407% due 08/01/2035	31,151	32,810
2.449% due 09/01/2023	7	8
2.468% due 06/01/2035	35,021	36,840
2.494% due 07/01/2035	8,777	9,253
2.500% due 02/01/2023 - 08/01/2035	10,065	10,591
2.585% due 02/01/2020	119	120
2.662% due 01/01/2024	49	50
3.319% due 08/15/2032	430	453
4.000% due 01/15/2024 (a)	1,544	132
4.000% due 01/01/2042	3,000	3,147
4.220% due 04/01/2035	1,671	1,765
4.500% due 09/15/2018 - 06/01/2041	62,667	66,448
4.536% due 03/01/2035	2,064	2,168
4.558% due 04/01/2035	5,869	6,194
4.622% due 04/01/2035	3,345	3,544
4.723% due 03/01/2035	4,154	4,378
4.913% due 02/01/2037	101	107
4.981% due 04/01/2035	854	903
4.984% due 03/01/2035	803	845
5.000% due 04/01/2013 - 07/01/2041	251,566	270,642
5.500% due 11/01/2013 - 01/01/2039	32,284	35,089
5.929% due 05/01/2037	270	292
6.000% due 02/01/2016 - 10/01/2035	4,165	4,517
6.500% due 02/15/2014 - 07/25/2043	34,248	38,905
6.872% due 08/15/2036 (a)	36,075	5,165
7.000% due 01/01/2030 - 04/01/2032	40	47
7.500% due 07/15/2030	313	364
8.000% due 04/15/2021 - 12/01/2024	126	138
8.500% due 06/01/2022 - 11/01/2025	469	562
9.000% due 12/15/2020 - 08/01/2022	160	184
9.500% due 08/01/2016 - 09/01/2021	52	58
10.000% due 11/01/2016 - 05/15/2020	21	25
14.000% due 09/01/2012 - 04/01/2016	0	0
Ginnie Mae
0.833% due 12/16/2025	84	84
1.625% due 08/20/2022 - 07/20/2034	2,363	2,430
2.000% due 09/20/2024 - 02/20/2032	3,075	3,175
2.125% due 10/20/2023 - 12/20/2027	2,090	2,156
2.375% due 03/20/2017 - 05/20/2030	4,098	4,240
2.500% due 11/20/2026 - 04/20/2041	22,786	23,514

3.000% due 04/20/2016	3	3
4.000% due 03/20/2019	16	16
5.000% due 06/20/2032	29	31
5.500% due 10/17/2022	50	55
6.500% due 01/15/2028	3	4
7.000% due 06/15/2024 - 06/15/2027	5	6
7.500% due 03/15/2022 - 09/15/2031	81	92
8.000% due 05/15/2016 - 06/20/2031	1,034	1,119
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 03/15/2017 - 11/15/2030	216	237
9.500% due 10/15/2016 - 06/15/2025	16	15
9.750% due 08/15/2017	14	14
10.000% due 10/15/2013 - 11/15/2020	2	2
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	1	1
12.000% due 06/20/2015	0	0
13.000% due 10/15/2013	1	1
13.500% due 11/15/2012	1	1
Small Business Administration
4.310% due 04/01/2029	24,023	26,078
Vendee Mortgage Trust
6.500% due 05/15/2029	28,136	33,141

Total U.S. Government Agencies (Cost $14,312,671)		14,414,535

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (g)(i)(j)	875,589	913,623
0.500% due 04/15/2015	132,686	138,936
0.625% due 04/15/2013	267,800	272,507
0.625% due 07/15/2021 (g)(i)	140,138	149,980
1.125% due 01/15/2021	3,726	4,158
1.250% due 07/15/2020 (g)(i)	2,388	2,702
1.375% due 01/15/2020	14,449	16,459
2.000% due 01/15/2014	61,268	64,930
2.000% due 01/15/2026 (g)(i)	5,704	7,015
2.375% due 01/15/2027 (i)	1,319	1,705
U.S. Treasury Notes
0.875% due 12/31/2016 (b)	176,500	176,886

Total U.S. Treasury Obligations (Cost $1,747,429)		1,748,901

MORTGAGE-BACKED SECURITIES 4.9%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	1,827	1,846
American Home Mortgage Assets
0.504% due 10/25/2046	23,838	9,670
American Home Mortgage Investment Trust
2.301% due 09/25/2045	304	220
Banc of America Funding Corp.
0.574% due 07/25/2037	23,749	15,270
2.656% due 02/20/2036	4,799	4,003
Banc of America Large Loan, Inc.
2.028% due 11/15/2015	9,458	8,566
Banc of America Mortgage Securities, Inc.
2.764% due 09/25/2035	15,604	11,647
2.875% due 02/25/2035	871	738
2.879% due 05/25/2033	189	159
6.500% due 10/25/2031	1,799	1,822
BCRR Trust
4.230% due 05/22/2034	23,968	23,677
4.230% due 06/22/2035	1,607	1,605
4.230% due 12/22/2035	831	830
5.858% due 07/17/2040	1,450	1,401
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	590	506
2.601% due 08/25/2033	3,696	3,519
2.669% due 10/25/2036	3,455	2,120
2.702% due 08/25/2033	824	680
2.723% due 04/25/2033	3,337	2,923
2.733% due 08/25/2035	8,563	4,713
2.819% due 01/25/2035	16	13
2.821% due 02/25/2033	548	440
2.905% due 01/25/2035	2,811	2,159
3.079% due 11/25/2030	50	48
5.175% due 08/25/2035	54,821	41,775
5.680% due 02/25/2033	416	395
Bear Stearns Alt-A Trust
2.367% due 09/25/2034	1,308	930
2.476% due 04/25/2035	19,539	13,344
2.592% due 05/25/2035	184	145
2.772% due 09/25/2035	5,788	3,671
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,586
5.471% due 01/12/2045	4,200	4,750

7.000% due 05/20/2030		477	485
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		11,560	6,799
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		6	6
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		200	221
Citigroup Mortgage Loan Trust, Inc.
2.726% due 03/25/2034		2,712	2,345
2.809% due 03/25/2036		20,306	15,039
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		27,785	28,157
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	14,261
5.751% due 06/10/2046		57,000	63,158
Community Program Loan Trust
4.500% due 10/01/2018		355	356
Countrywide Alternative Loan Trust
0.474% due 05/25/2047		9,967	5,078
0.574% due 02/25/2037		11,509	5,458
0.694% due 06/25/2036 ^		1,618	723
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035		3,329	1,831
2.610% due 02/20/2036		20,254	11,996
5.000% due 08/25/2019		2,844	2,910
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		1,329	1,003
2.560% due 10/25/2033		256	215
4.811% due 06/25/2032		59	49
Credit Suisse Mortgage Capital Certificates
5.661% due 03/15/2039		1,400	1,508
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		25,985	26,515
DLJ Acceptance Trust
11.000% due 08/01/2019		36	41
Drexel Burnham Lambert CMO Trust
1.045% due 05/01/2016		0	0
EMF-NL
2.322% due 04/17/2041	EUR	1,559	1,992
2.422% due 04/17/2041		3,000	2,026
2.572% due 07/17/2041		7,300	6,000
First Horizon Alternative Mortgage Securities
2.199% due 09/25/2034		$760	646
2.250% due 09/25/2035		1,542	925
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035		478	473
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		33	32
Granite Master Issuer PLC
0.375% due 12/17/2054		4,823	4,610
0.385% due 12/20/2054		43,736	41,811
0.425% due 12/20/2054		61,301	58,665
0.485% due 12/20/2054		17,840	17,055
0.545% due 12/20/2054		10,062	9,620
0.876% due 12/17/2054	GBP	3,534	5,219
0.877% due 12/20/2054		6,236	9,172
0.892% due 12/20/2054		12,611	18,548
1.237% due 12/20/2054	EUR	9,811	12,105
1.317% due 12/20/2054		10,996	13,578
1.337% due 12/20/2054		28,998	35,818
Granite Mortgages PLC
1.450% due 09/20/2044	GBP	1,678	2,487
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$1,652	1,518
0.374% due 01/25/2047 ^		1,313	1,241
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	539
5.444% due 03/10/2039		6,800	7,390
5.882% due 07/10/2038		300	334
GS Mortgage Securities Corp.
1.142% due 03/06/2020		9,021	8,947
1.317% due 03/06/2020		14,900	14,770
GSR Mortgage Loan Trust
2.774% due 07/25/2035		2,777	1,920
5.166% due 11/25/2035		8,169	6,677
6.000% due 03/25/2032		155	157
Harborview Mortgage Loan Trust
0.595% due 11/19/2035		8	5
2.768% due 07/19/2035		8,702	5,666
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	16,200	20,900
Imperial Savings Association
7.033% due 02/25/2018		$11	10
Indymac Index Mortgage Loan Trust
0.504% due 05/25/2046		4,333	2,344

JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019		4,392	4,194
5.420% due 01/15/2049		2,285	2,480
5.647% due 03/18/2051		33,895	32,916
5.817% due 06/15/2049		27,445	29,288
5.882% due 02/15/2051		4,400	4,800
JPMorgan Mortgage Trust
2.704% due 08/25/2035		16,369	11,270
2.777% due 04/25/2037		1,758	1,097
2.782% due 07/25/2035		1,456	1,317
5.271% due 02/25/2036		19,327	14,667
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		6,455	7,111
MASTR Asset Securitization Trust
5.500% due 09/25/2033		8,846	9,206
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,928
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		1,457	1,202
Morgan Stanley Capital
0.339% due 10/15/2020		2,099	2,089
5.809% due 12/12/2049		18,825	20,819
Morgan Stanley Mortgage Loan Trust
5.420% due 01/25/2035		4,077	3,509
Morgan Stanley Re-REMIC Trust
5.790% due 08/12/2045		11,900	12,603
Newgate Funding PLC
2.026% due 12/15/2050	EUR	2,500	2,512
Opera Finance PLC
1.215% due 04/25/2017	GBP	16,042	22,102
Prime Mortgage Trust
0.694% due 02/25/2019		$232	227
0.694% due 02/25/2034		2,671	2,482
RBSCF Trust
5.331% due 02/16/2044		5,000	4,984
6.068% due 02/17/2051		10,000	9,521
Resecuritization Mortgage Trust
0.544% due 04/26/2021		24	23
Residential Funding Mortgage Securities
5.250% due 01/25/2036		591	538
Sears Mortgage Securities
12.000% due 02/25/2014		2	2
Sovereign Commercial Mortgage Securities Trust
5.893% due 07/22/2030		612	627
Structured Asset Mortgage Investments, Inc.
0.574% due 02/25/2036		5,218	2,534
0.945% due 09/19/2032		4,441	3,689
9.119% due 06/25/2029		370	391
Structured Asset Securities Corp.
2.331% due 01/25/2032		98	81
Suntrust Adjustable Rate Mortgage Loan Trust
2.814% due 01/25/2037		6,796	4,755
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037		6,450	6,392
0.387% due 06/25/2037		2,037	2,024
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020		22,439	20,087
0.368% due 09/15/2021		15,825	15,052
5.509% due 04/15/2047		6,200	6,564
5.572% due 10/15/2048		16,500	17,962
5.735% due 06/15/2049		1,917	1,966
WaMu Mortgage Pass-Through Certificates
0.604% due 01/25/2045		268	200
0.938% due 01/25/2047		7,343	4,020
1.208% due 08/25/2046		184	103
1.408% due 11/25/2042		1,275	997
1.608% due 06/25/2042		2,074	1,518
1.608% due 08/25/2042		1,887	1,510
2.468% due 01/25/2047		5,153	3,314
2.474% due 12/25/2035		389	374
2.533% due 01/25/2036		1,338	1,185
2.562% due 03/25/2034		2,676	2,510
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033		25	21
2.320% due 02/25/2033		124	110
Wells Fargo Mortgage-Backed Securities Trust
2.642% due 01/25/2035		4,400	3,673
2.666% due 03/25/2036		21,526	16,655
2.680% due 04/25/2036		530	404
2.696% due 04/25/2036		3,439	2,652
2.730% due 07/25/2036		16,912	11,941
4.570% due 03/25/2035		1,050	951
4.690% due 12/25/2033		2,007	2,036

5.500% due 12/25/2035		1,039	1,031

Total Mortgage-Backed Securities (Cost $1,066,617)			1,014,741

ASSET-BACKED SECURITIES 3.3%
Access Group, Inc.
1.718% due 10/27/2025		50,677	50,931
Accredited Mortgage Loan Trust
0.534% due 09/25/2035		735	660
ACE Securities Corp.
0.344% due 12/25/2036		256	252
Ameriquest Mortgage Securities, Inc.
0.764% due 01/25/2035		912	863
AMMC CDO
0.731% due 05/03/2018		18,689	17,871
0.798% due 08/08/2017		51,586	50,015
Amortizing Residential Collateral Trust
0.834% due 06/25/2032		76	62
0.874% due 07/25/2032		744	586
Asset-Backed Securities Corp. Home Equity
0.524% due 05/25/2037		30,073	9,844
0.798% due 06/15/2031		5	5
AUTO ABS SRL
1.725% due 10/25/2020	EUR	2,963	3,764
Babson CLO Ltd.
0.777% due 11/15/2016		$23,698	23,067
Bayview Financial Acquisition Trust
6.129% due 05/28/2037		240	240
Bear Stearns Asset-Backed Securities Trust
0.354% due 01/25/2037		961	902
0.374% due 10/25/2036		971	898
0.974% due 09/25/2035		2,097	1,956
1.294% due 10/25/2037		22,336	12,392
1.294% due 11/25/2042		1,141	964
BNC Mortgage Loan Trust
0.414% due 11/25/2036		3,077	2,953
Callidus Debt Partners Fund Ltd.
0.663% due 04/17/2020		24,890	23,368
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		1,334	1,321
0.394% due 06/25/2037		725	650
Centurion CDO Ltd.
0.799% due 01/30/2016		454	427
Credit Suisse First Boston Mortgage Securities Corp.
0.994% due 07/25/2032		12	8
Dryden Leveraged Loan CDO
0.738% due 05/22/2017		37,256	35,627
EFS Volunteer LLC
1.268% due 10/26/2026		39,130	38,902
Equifirst Mortgage Loan Trust
0.534% due 01/25/2034		781	685
Equity One ABS, Inc.
0.854% due 11/25/2032		34	27
First Franklin Mortgage Loan Asset-Backed Certificates
0.404% due 09/25/2036		800	788
0.574% due 10/25/2035		1,596	1,520
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	293	287
Fremont Home Loan Trust
0.354% due 01/25/2037		$566	544
Gallatin Funding Ltd.
0.707% due 08/15/2017		14,000	13,446
Global Senior Loan Index Fund
2.397% due 12/11/2023	EUR	7,900	9,099
GSAMP Trust
0.364% due 12/25/2036		$2,983	1,970
0.844% due 03/25/2034		4,762	4,640
Gulf Stream Sextant CLO Ltd.
0.709% due 08/21/2020		9,845	9,556
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		112,300	107,132
Harbourmaster CLO Ltd.
1.686% due 06/15/2020	EUR	7,858	9,518
HSBC Home Equity Loan Trust
0.435% due 03/20/2036		$1,292	1,195
0.555% due 01/20/2035		2,117	1,882
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036		79	26
Landmark CDO Ltd.
0.827% due 06/01/2017		8,520	8,203
0.873% due 01/15/2016		5,411	5,400
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		589	434
Mid-State Trust
4.864% due 07/15/2038		399	404

Morgan Stanley ABS Capital
0.334% due 01/25/2037		862	846
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036		25	7
Mountain Capital CLO Ltd.
0.872% due 02/15/2016		3,308	3,302
Nautique Funding Ltd.
0.653% due 04/15/2020		14,434	13,221
Navigare Funding CLO Ltd.
0.739% due 05/20/2019		8,923	8,639
Nelnet Student Loan Trust
1.118% due 07/25/2018		29,635	29,684
NYLIM Flatiron CLO Ltd.
0.739% due 10/20/2016		1,562	1,531
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		36,789	36,748
Premium Loan Trust Ltd.
0.798% due 10/25/2014		2,467	2,454
Race Point CLO
1.007% due 05/15/2015		2,660	2,648
Renaissance Home Equity Loan Trust
0.914% due 03/25/2034		3,475	2,947
0.994% due 08/25/2032		40	30
Residential Asset Mortgage Products, Inc.
0.564% due 09/25/2035		353	348
0.644% due 03/25/2034		1,233	1,076
Residential Asset Securities Corp.
0.754% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.614% due 09/25/2047		7,400	3,790
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^		4,452	976
0.424% due 05/25/2037 ^		1,336	606
SLM Student Loan Trust
0.718% due 01/25/2015		642	642
0.918% due 10/25/2017		8,500	8,477
1.746% due 12/15/2033		800	794
1.928% due 12/15/2017		37,491	37,612
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		1,905	544
South Carolina Student Loan Corp.
1.527% due 09/03/2024		3,200	3,175
Specialty Underwriting & Residential Finance
0.354% due 01/25/2038		1,966	1,760
Structured Asset Securities Corp.
0.644% due 08/25/2035		241	239
0.874% due 01/25/2033		538	455
4.930% due 01/25/2035		646	645
Summit Lake CLO Ltd.
0.736% due 02/24/2018		22,000	21,248
Venture CDO Ltd.
0.639% due 01/20/2022		30,500	27,892
0.923% due 11/26/2014		10,596	10,500
Wells Fargo Home Equity Trust
0.384% due 04/25/2037		1,508	1,458

Total Asset-Backed Securities (Cost $699,915)			679,580

SOVEREIGN ISSUES 6.4%
Canada Government Bond
2.000% due 06/01/2016	CAD	155,600	157,679
2.750% due 09/01/2016		9,600	10,049
3.250% due 06/01/2021		43,600	47,585
3.750% due 06/01/2019		3,700	4,156
Canada Housing Trust No. 1
3.750% due 03/15/2020		80,800	88,298
3.800% due 06/15/2021		2,400	2,635
Export-Import Bank of Korea
4.125% due 09/09/2015		$2,000	2,061
5.875% due 01/14/2015		3,100	3,341
8.125% due 01/21/2014		105,700	117,365
Gemeinsame Deutsche Bundeslaender
2.000% due 06/02/2015	EUR	2,500	3,300
Hydro Quebec
2.000% due 06/30/2016		$157,600	161,091
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,627
Korea Development Bank
0.768% due 11/22/2012		2,200	2,177
3.250% due 03/09/2016		73,600	72,881
4.000% due 09/09/2016		10,000	10,185
4.375% due 08/10/2015		2,000	2,061
5.300% due 01/17/2013		3,000	3,100
8.000% due 01/23/2014		16,900	18,606

Korea Finance Corp.
3.250% due 09/20/2016		8,000	7,908
Korea Government Bond
4.875% due 09/22/2014		2,400	2,594
5.125% due 12/07/2016		3,900	4,366
5.750% due 04/16/2014		4,000	4,358
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,594
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	1,200	1,223
Province of Ontario Canada
1.375% due 01/27/2014		$235,500	238,111
1.600% due 09/21/2016		500	499
3.000% due 07/16/2018		5,000	5,266
3.150% due 06/02/2022	CAD	147,700	148,020
4.000% due 10/07/2019		$9,500	10,506
4.000% due 06/02/2021	CAD	116,750	125,986
4.200% due 03/08/2018		1,000	1,100
4.200% due 06/02/2020		2,300	2,521
4.300% due 03/08/2017		300	330
Province of Quebec Canada
4.250% due 12/01/2021		1,200	1,310
4.500% due 12/01/2017		6,400	7,126
4.500% due 12/01/2018		2,500	2,790
Societe Financement de l’Economie Francaise
0.603% due 07/16/2012		$12,100	12,128
2.125% due 05/20/2012	EUR	12,500	16,222
2.375% due 03/26/2012		$13,900	13,934
3.375% due 05/05/2014		4,200	4,308

Total Sovereign Issues (Cost $1,302,025)			1,321,397

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	163

Total Convertible Preferred Securities (Cost $0)			163

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Citigroup, Inc.
6.150% due 12/15/2012		2,564,997	18,304
DG Funding Trust
2.700% due 12/31/2049		10,254	77,013
Farm Credit Bank
10.000% due 12/31/2049		38,600	45,186

Total Preferred Securities (Cost $167,662)			140,503

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$25,200	25,167
Banco do Brasil S.A.
0.000% due 02/15/2012		102,900	102,709
Bank of Nova Scotia
0.700% due 10/18/2012		65,500	65,622
Intesa Sanpaolo SpA
2.375% due 12/21/2012		104,900	97,603
Itau Unibanco Holding S.A.
0.000% due 02/06/2012		70,400	70,290
Itau Unibanco S.A.
0.000% due 01/11/2012		50,000	49,983
Royal Bank of Scotland Group PLC
1.778% due 10/15/2012		6,100	6,101

			417,475

COMMERCIAL PAPER 0.1%
Erste Abwicklungsanstalt
0.350% due 01/11/2012		27,000	26,998

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.060% due 01/03/2012		9,000	9,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $9,324. Repurchase proceeds are $9,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		3,042	3,042
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $3,105. Repurchase proceeds are $3,042.)

			12,042

JAPAN TREASURY BILLS 3.1%
0.101% due 01/30/2012 - 03/29/2012 (c)	JPY	49,730,000	646,243

U.S. TREASURY BILLS 0.2%
0.041% due 01/12/2012 - 12/13/2012 (c)(f)(g)		$43,890	43,881

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 5.8%
		120,423,625	1,205,922

Total Short-Term Instruments (Cost $2,351,398)			2,352,561

Total Investments 129.5% (Cost $26,792,000)			$26,800,857
Written Options (l) (0.1%) (Premiums $63,123)			(26,014)
Other Assets and Liabilities (Net) (29.4%)			(6,074,586)

Net Assets 100.0%			$20,700,257

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $12,077 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(g)	Securities with an aggregate market value of $60,027 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $29,310 at a weighted average interest rate of (0.128%). On December 31, 2011, securities valued at $1,544 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $34,183 and cash of $1,085 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	10,069	$3,363
90-Day Eurodollar June Futures	Long	06/2013	6,564	6,928
90-Day Eurodollar March Futures	Long	03/2013	22,028	(8,863)
90-Day Eurodollar March Futures	Long	03/2014	578	1,756
90-Day Eurodollar September Futures	Long	09/2013	1,853	2,566
U.S. Treasury 5-Year Note March Futures	Long	03/2012	1,767	182
U.S. Treasury 10-Year Note March Futures	Long	03/2012	5,124	5,961

				$11,893

(j)	Securities with an aggregate market value of $301 have been pledged as collateral for centrally cleared swaps as of December 31, 2011. On December 31, 2011, there were no open centrally cleared swap contracts.

(k)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.289%	$4,900	$133	$137	$(4)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.289%	5,600	152	164	(12)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	2.586%	7,500	(758)	(902)	144
Lennar Corp.	BPS	(5.000%	)	09/20/2014	2.685%	5,000	(312)	(166)	(146)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	2.685%	3,800	(237)	(126)	(111)

							$(1,022)	$(893)	$(129)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.640%	$15,600	$(393)	$(203)	$(190)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.224%	20,000	(69)	0	(69)
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.350%	1,800	(22)	(16)	(6)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%	19,800	(243)	(158)	(85)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	75,000	(1,502)	(118)	(1,384)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.525%	13,000	(303)	(122)	(181)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	2,600	(32)	(41)	9
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%	5,000	(84)	(22)	(62)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.476%	33,500	(671)	(57)	(614)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.476%	20,000	(400)	(48)	(352)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.350%	25,000	(306)	(205)	(101)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	41,600	(509)	(339)	(170)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%	21,300	(356)	(101)	(255)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.476%	65,100	(1,303)	(94)	(1,209)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	6,000	(74)	(57)	(17)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	1,900	(23)	(18)	(5)
China Government International Bond	CBK	1.000%	06/20/2016	1.350%	17,400	(253)	174	(427)

China Government International Bond	JPM	1.000%	06/20/2016	1.350%		35,500	(516)	364	(880)
China Government International Bond	UAG	1.000%	06/20/2016	1.350%		18,100	(263)	194	(457)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.090%		36,300	(112)	18	(130)
Export-Import Bank of China	DUB	1.000%	12/20/2016	2.229%		27,100	(1,510)	(2,192)	682
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.865%		12,000	(474)	(767)	293
France Government Bond	CBK	0.250%	12/20/2015	1.997%		7,500	(489)	(195)	(294)
France Government Bond	CBK	0.250%	09/20/2016	2.128%		28,800	(2,355)	(1,657)	(698)
France Government Bond	GST	0.250%	09/20/2016	2.128%		50,000	(4,089)	(1,749)	(2,340)
France Government Bond	HUS	0.250%	09/20/2016	2.128%		72,800	(5,954)	(2,786)	(3,168)
France Government Bond	JPM	0.250%	09/20/2016	2.128%		46,700	(3,819)	(2,955)	(864)
France Government Bond	MYC	0.250%	09/20/2016	2.128%		53,300	(4,359)	(1,864)	(2,495)
France Government Bond	UAG	0.250%	06/20/2016	2.082%		25,000	(1,902)	(526)	(1,376)
France Government Bond	UAG	0.250%	09/20/2016	2.128%		31,200	(2,551)	(1,960)	(591)
General Electric Capital Corp.	BOA	1.000%	06/20/2016	2.404%		300	(17)	(4)	(13)
General Electric Capital Corp.	BPS	1.250%	03/20/2013	1.612%		2,000	(8)	0	(8)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	1.936%		16,600	687	0	687
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%		10,200	487	0	487
General Electric Capital Corp.	JPM	1.000%	03/20/2014	1.952%		11,100	(224)	(322)	98
Germany Government Bond	BOA	0.250%	09/20/2016	0.956%		50,000	(1,601)	(888)	(713)
Germany Government Bond	BRC	0.250%	09/20/2016	0.956%		50,000	(1,600)	(1,466)	(134)
Germany Government Bond	CBK	0.250%	09/20/2016	0.956%		106,700	(3,415)	(2,509)	(906)
Germany Government Bond	GST	0.250%	09/20/2016	0.956%		100,000	(3,201)	(2,861)	(340)
Germany Government Bond	MYC	0.250%	09/20/2016	0.956%		25,000	(800)	(728)	(72)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.725%		3,200	(81)	(75)	(6)
Japan Government International Bond	BOA	1.000%	09/20/2015	1.180%		100,000	(610)	1,653	(2,263)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%		19,400	(156)	331	(487)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%		34,400	(342)	476	(818)
Japan Government International Bond	BPS	1.000%	09/20/2015	1.180%		25,000	(153)	413	(566)
Japan Government International Bond	BPS	1.000%	12/20/2015	1.219%		50,000	(402)	316	(718)
Japan Government International Bond	BRC	1.000%	03/20/2015	1.080%		25,800	(55)	146	(201)
Japan Government International Bond	BRC	1.000%	06/20/2015	1.133%		16,600	(68)	258	(326)
Japan Government International Bond	BRC	1.000%	12/20/2015	1.219%		20,400	(164)	358	(522)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.254%		19,600	(195)	240	(435)
Japan Government International Bond	GST	1.000%	03/20/2015	1.080%		53,600	(114)	516	(630)
Japan Government International Bond	GST	1.000%	06/20/2015	1.133%		10,000	(42)	150	(192)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%		15,600	(156)	129	(285)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.219%		19,100	(153)	326	(479)
Japan Government International Bond	MYC	1.000%	06/20/2016	1.307%		48,000	(613)	387	(1,000)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.254%		27,000	(269)	264	(533)
Japan Government International Bond	UAG	1.000%	12/20/2015	1.219%		19,400	(156)	311	(467)
Merrill Lynch & Co., Inc.	GST	1.000%	09/20/2012	4.898%		20,000	(547)	(222)	(325)
MetLife, Inc.	BRC	1.000%	09/20/2013	2.347%		10,000	(223)	(417)	194
MetLife, Inc.	CBK	1.000%	03/20/2016	3.107%		12,700	(1,017)	(260)	(757)
MetLife, Inc.	GST	1.000%	09/20/2015	3.006%		10,000	(684)	(507)	(177)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%		14,900	(145)	(115)	(30)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%		44,400	(636)	(252)	(384)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.281%		25,000	(244)	(205)	(39)
Mexico Government International Bond	HUS	1.000%	09/20/2015	1.281%		33,600	(329)	(260)	(69)
Panama Government International Bond	MYC	0.750%	01/20/2012	0.550%		500	2	0	2
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%		26,900	37	(234)	271
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.723%		6,000	(153)	(171)	18
Republic of Italy Government Bond	BPS	1.000%	06/20/2016	4.846%		79,000	(11,247)	(1,640)	(9,607)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%		25,000	(3,559)	(439)	(3,120)
Russia Government International Bond	CBK	1.000%	03/20/2016	2.616%		31,400	(1,986)	(778)	(1,208)
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%		11,500	(59)	(139)	80
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%		800	(4)	(9)	5
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%		3,000	(302)	(197)	(105)
Spain Government Bond	CBK	1.000%	06/20/2016	3.736%		50,500	(5,357)	(3,119)	(2,238)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		2,900	(292)	(193)	(99)
Spain Government Bond	GST	1.000%	06/20/2016	3.736%		18,300	(1,942)	(1,024)	(918)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.480%	EUR	77,900	(1,044)	(1,491)	447
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.648%		$22,300	258	136	122
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.828%		16,700	124	220	(96)
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.911%		50,000	222	367	(145)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.828%		14,000	104	270	(166)
United Kingdom Gilt	GST	1.000%	03/20/2015	0.648%		5,600	65	33	32
United Kingdom Gilt	GST	1.000%	03/20/2016	0.828%		39,300	292	655	(363)
United Kingdom Gilt	GST	1.000%	09/20/2016	0.911%		105,100	466	1,365	(899)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%		24,000	277	126	151
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%		200	1	3	(2)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.911%		113,000	502	1,213	(711)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		29,900	177	517	(340)
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.911%		50,000	222	416	(194)
Vodafone Group PLC	GST	1.000%	09/20/2015	0.829%		10,000	66	83	(17)
Wells Fargo & Co.	GST	1.000%	06/20/2013	0.996%		18,200	8	(15)	23
Wells Fargo & Co.	JPM	1.000%	03/20/2012	0.816%		7,400	6	16	(10)

							$(75,298)	$(26,346)	$(48,952)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date			Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$		27,600	$1,787	$2,760	$(973)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014			15,300	990	1,522	(532)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015			159,300	11,660	17,973	(6,313)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015			39,300	2,876	4,664	(1,788)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015			400	30	46	(16)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015			5,500	403	687	(284)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015			56,300	4,121	6,358	(2,237)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015			6,100	446	689	(243)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015			18,200	1,332	2,168	(836)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015			23,800	1,911	3,106	(1,195)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015			12,600	1,011	1,261	(250)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015			6,300	506	808	(302)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015			7,100	570	927	(357)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015			12,600	1,011	1,613	(602)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016			4,600	393	506	(113)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016			45,000	3,845	6,412	(2,567)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016			1,600	137	217	(80)
CDX.HY-8 5-Year Index 35-100%	CBK	0.350%	06/20/2012			36,797	50	0	50
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012			8,535	12	0	12
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012			9,863	16	0	16
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012			21,412	153	0	153
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012			38,869	282	0	282
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017			4,437	58	0	58
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017			9,549	128	0	128
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013			10,899	85	0	85
CDX.IG-10 5-Year Index 30-100%	GST	0.460%	06/20/2013			13,696	93	0	93
iTraxx Europe 14 Index	BPS	1.000%	12/20/2015		EUR	374,700	(13,388)	(10,114)	(3,274)

							$20,518	$41,603	$(21,085)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		$1,000,000	$3,341	$3,880	$(539)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		759,300	10,966	(213)	11,179
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS	BRL	16,200	181	10	171
Pay	1-Year BRL-CDI	11.360%	01/02/2012	BOA		34,600	342	70	272
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		1,100	11	5	6
Pay	1-Year BRL-CDI	13.840%	01/02/2012	BRC		410,000	20,188	(296)	20,484
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		27,600	17	(21)	38
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		117,200	85	(46)	131
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		27,800	47	0	47
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		205,500	1,416	(360)	1,776
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		24,500	210	0	210
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		23,600	386	0	386
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		36,500	558	(26)	584
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		118,400	1,990	30	1,960
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		58,500	983	15	968
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		122,200	1,974	223	1,751
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		163,400	2,641	173	2,468
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		19,000	243	19	224
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		17,100	216	19	197
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		31,700	562	49	513
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	1,709	0	1,709
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		15,800	302	39	263
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	2,613	515	2,098
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		239,400	5,353	567	4,786

Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF	128,300	2,568	413	2,155
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC	266,400	5,666	10	5,656
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS	127,700	3,037	0	3,037
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HUS	138,200	3,332	0	3,332
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	70,300	34	(204)	238
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	101,700	101	(212)	313
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG	77,200	217	(88)	305
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC	149,500	506	(70)	576
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM	13,900	52	0	52
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS	47,700	223	67	156
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG	148,200	1,708	80	1,628
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC	17,000	277	(3)	280
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC	18,200	371	81	290
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS	17,200	390	0	390
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM	33,000	801	(7)	808
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG	17,100	432	47	385
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC	2,600	76	12	64
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS	8,600	256	56	200
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS	171,100	4,459	0	4,459
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM	2,600	82	17	65

						$80,922	$4,851	$76,071

(l)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	2,892	$2,304	$(230)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	$684,000	$2,397	$(2,207)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	640,000	822	(2,354)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	970,700	4,980	(1,317)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	852,000	984	(2,958)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	214,100	1,801	(85)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	410,000	960	(2,387)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	25,700	175	(10)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	42,300	190	(149)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	432,000	1,573	(2,321)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	288,000	1,012	(1,548)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	293,500	815	(1,035)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	864,200	7,483	(343)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	410,000	3,161	(2,306)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	420,300	3,856	(14)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	43,000	385	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	173,600	1,929	(6)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	468,900	4,867	(29)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	71,900	782	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	546,000	3,648	(2,743)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	410,000	2,138	(2,013)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	74,800	710	(3)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	326,400	3,199	(20)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	342,600	2,562	(11)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	172,100	4,255	(27)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	288,000	4,696	(1,886)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	57,300	1,439	(9)

							$60,819	$(25,784)

(m)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2027	$2,020,000	$2,121,316	$(2,130,784)
Fannie Mae	4.000%	02/01/2027	1,500,000	1,579,687	(1,580,625)
Freddie Mac	5.000%	01/01/2042	250,000	267,070	(268,672)

				$3,968,073	$(3,980,081)

(n)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,300	01/2012	FBL	$0	$(113)	$(113)
Sell		4,900	01/2012	HUS	0	(78)	(78)
Sell		27,326	02/2012	CBK	39	(248)	(209)
Buy	BRL	77,317	01/2012	HUS	233	0	233
Sell		77,317	01/2012	HUS	565	0	565
Buy		330,499	01/2012	JPM	997	0	997
Sell		330,499	01/2012	JPM	1,028	(191)	837
Buy		561,264	01/2012	MSC	152	(13,459)	(13,307)
Sell		561,264	01/2012	MSC	121	(1,574)	(1,453)
Buy		52,829	01/2012	UAG	159	0	159
Sell		52,829	01/2012	UAG	421	(133)	288
Buy		39,614	03/2012	BRC	68	0	68
Buy		295,857	03/2012	JPM	99	0	99
Buy	CAD	46,264	02/2012	BRC	354	0	354
Sell		30,901	02/2012	BRC	54	(261)	(207)
Buy		2,113	02/2012	CBK	3	0	3
Sell		42,190	02/2012	CBK	0	(487)	(487)
Sell		446,553	02/2012	DUB	0	(836)	(836)
Sell		5,453	02/2012	GST	0	(57)	(57)
Sell		77,003	02/2012	JPM	65	(582)	(517)
Sell		12,946	02/2012	MSC	0	(93)	(93)
Sell		33,095	02/2012	RBC	7	(278)	(271)
Sell		5,168	02/2012	UAG	0	(64)	(64)
Sell	CHF	39,548	03/2012	BRC	546	0	546
Buy		35,919	03/2012	HUS	0	(503)	(503)
Buy	CNY	5,561	02/2012	BRC	8	0	8
Buy		248,917	02/2012	CBK	687	0	687
Buy		28,919	02/2012	HUS	65	0	65
Sell		7,033	02/2012	HUS	0	(10)	(10)
Buy		100,000	02/2012	JPM	311	0	311
Sell		28,773	02/2012	JPM	0	(42)	(42)
Buy		200,000	02/2012	SOG	611	0	611
Buy		207,326	06/2012	BRC	184	0	184
Sell		33,309	06/2012	BRC	0	(35)	(35)
Buy		96,307	06/2012	CBK	63	(27)	36
Buy		65,714	06/2012	DUB	0	(81)	(81)
Buy		335,012	06/2012	HUS	201	0	201
Buy		512,311	06/2012	JPM	428	(112)	316
Sell		117,148	06/2012	JPM	0	(111)	(111)
Buy		45,913	06/2012	MSC	16	0	16
Buy		32,696	06/2012	RYL	39	0	39
Sell		27,006	06/2012	UAG	0	(44)	(44)
Buy		119,648	10/2012	UAG	0	(57)	(57)
Buy		111,326	02/2013	CBK	0	(110)	(110)
Buy		60,595	02/2013	UAG	0	(114)	(114)
Buy	EUR	111,597	01/2012	BRC	0	(1,762)	(1,762)
Sell		221,995	01/2012	BRC	14,348	0	14,348
Buy		147,176	01/2012	CBK	0	(1,782)	(1,782)
Sell		75,779	01/2012	CBK	2,551	0	2,551
Buy		935	01/2012	DUB	0	(83)	(83)
Sell		214,626	01/2012	DUB	14,618	0	14,618
Sell		332,034	01/2012	FBL	13,836	0	13,836
Sell		65,061	01/2012	GST	2,184	0	2,184
Buy		29,460	01/2012	JPM	0	(313)	(313)
Sell		70,100	01/2012	JPM	3,949	0	3,949
Buy		108,676	01/2012	MSC	0	(1,569)	(1,569)
Sell		9,112	01/2012	MSC	131	0	131
Buy		29,475	01/2012	RBC	0	(812)	(812)
Sell		47,812	01/2012	RBC	1,675	0	1,675
Buy		66,655	01/2012	UAG	0	(847)	(847)
Sell		41,808	01/2012	UAG	2,152	0	2,152
Sell		103,150	02/2012	BRC	1,285	0	1,285
Sell		146,114	02/2012	CBK	1,760	0	1,760
Sell		21,661	02/2012	JPM	224	0	224
Sell		61,109	02/2012	UAG	605	0	605
Sell	GBP	20,592	01/2012	BRC	311	0	311
Buy		51,213	01/2012	CBK	0	(768)	(768)
Sell		56,148	01/2012	CBK	428	0	428
Buy		51,212	01/2012	GST	599	0	599
Sell		25,685	01/2012	GST	299	0	299
Sell		53,441	02/2012	CBK	769	(8)	761
Sell		51,212	02/2012	GST	0	(598)	(598)
Buy		5,649	02/2012	UAG	0	(50)	(50)
Buy	IDR	43,785,000	01/2012	BOA	0	(74)	(74)
Buy		101,000,000	01/2012	CBK	0	(208)	(208)
Buy		22,416,000	01/2012	DUB	0	(154)	(154)
Buy		22,946,000	01/2012	HUS	0	(134)	(134)
Buy		100,000,000	01/2012	JPM	0	(373)	(373)
Buy		10,853,000	01/2012	UAG	0	(60)	(60)
Sell		663,104,429	07/2012	BPS	1,203	0	1,203
Buy		362,104,429	07/2012	HUS	0	(2,449)	(2,449)
Sell	JPY	414,074	01/2012	CBK	23	0	23
Sell		1,311,377	01/2012	DUB	55	0	55
Sell		353,046	01/2012	GST	22	0	22
Sell		414,074	01/2012	JPM	23	0	23
Sell		161,925	01/2012	RBC	4	0	4
Sell		84,733	01/2012	UAG	6	0	6
Sell		1,835,235	02/2012	BRC	6	0	6
Sell		2,688,115	02/2012	CBK	4	(274)	(270)
Sell		1,835,235	02/2012	DUB	4	0	4
Sell		1,932,432	02/2012	HUS	0	(400)	(400)
Sell		1,847,073	02/2012	JPM	0	0	0
Sell		1,835,235	02/2012	UAG	3	0	3

Sell		2,436,676	02/2012	WST	0	(505)	(505)
Sell		33,640,000	03/2012	FBL	0	(4,824)	(4,824)
Sell	KRW	46,472,564	02/2012	CBK	1,643	0	1,643
Sell		53,150,831	02/2012	FBL	974	0	974
Buy		99,623,394	02/2012	UAG	0	(8,191)	(8,191)
Buy	MXN	109,508	03/2012	HUS	0	(289)	(289)
Sell		112,978	03/2012	UAG	450	0	450
Sell	MYR	107,250	04/2012	CBK	1,004	0	1,004
Buy		107,250	04/2012	UAG	0	(2,048)	(2,048)
Buy	PHP	1,668,121	03/2012	CBK	0	(334)	(334)
Sell		2,802,778	03/2012	CBK	985	(27)	958
Buy		170,000	03/2012	HUS	0	(30)	(30)
Buy		1,560,700	03/2012	JPM	0	(248)	(248)
Sell		781,630	03/2012	JPM	13	(140)	(127)
Buy		185,587	03/2012	MSC	0	(29)	(29)
Buy	TWD	102,954	01/2012	BRC	0	(195)	(195)
Sell		92,231	01/2012	BRC	0	(34)	(34)
Buy		60,000	01/2012	GST	0	(110)	(110)
Buy		70,000	01/2012	HUS	0	(128)	(128)
Buy		70,000	01/2012	JPM	0	(126)	(126)
Sell		210,723	01/2012	MSC	0	(60)	(60)
Sell	ZAR	6,643	01/2012	BRC	2	0	2
Buy		44,843	01/2012	JPM	0	(614)	(614)
Sell		38,200	01/2012	JPM	37	0	37

					$75,709	$(50,350)	$25,359

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$198,011	$6,371	$204,382
Corporate Bonds & Notes
Banking & Finance	0	3,331,171	856	3,332,027
Industrials	0	917,371	1,444	918,815
Utilities	0	458,054	0	458,054
Convertible Bonds & Notes
Banking & Finance	0	23,618	0	23,618
Industrials	0	21,769	0	21,769
Municipal Bonds & Notes
California	0	42,275	0	42,275
Illinois	0	67,100	0	67,100
Louisiana	0	35,720	0	35,720
Minnesota	0	12,114	0	12,114
New Jersey	0	12,602	0	12,602
U.S. Government Agencies	0	14,412,320	2,215	14,414,535
U.S. Treasury Obligations	0	1,748,901	0	1,748,901
Mortgage-Backed Securities	0	1,014,709	32	1,014,741
Asset-Backed Securities	0	614,672	64,908	679,580
Sovereign Issues	0	1,321,397	0	1,321,397
Convertible Preferred Securities
Industrials	0	0	163	163
Preferred Securities
Banking & Finance	0	63,490	77,013	140,503
Short-Term Instruments
Certificates of Deposit	0	417,475	0	417,475
Commercial Paper	0	26,998	0	26,998
Repurchase Agreements	0	12,042	0	12,042
Japan Treasury Bills	0	646,243	0	646,243
U.S. Treasury Bills	0	43,881	0	43,881
PIMCO Short-Term Floating NAV Portfolio	1,205,922	0	0	1,205,922
	$1,205,922	$25,441,933	$153,002	$26,800,857

Short Sales, at value	$0	$(3,980,081)	$0	$(3,980,081)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,622	0	4,622
Foreign Exchange Contracts	0	75,709	0	75,709
Interest Rate Contracts	20,756	76,610	0	97,366
	$20,756	$156,941	$0	$177,697

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(74,788)	0	(74,788)
Foreign Exchange Contracts	0	(50,350)	0	(50,350)
Interest Rate Contracts	(8,863)	(26,553)	0	(35,416)

	$(8,863)	$(151,691)	$0	$(160,554)

Totals	$1,217,815	$21,467,102	$153,002	$22,837,919

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Bank Loan Obligations	$3,968	$6,396	$(4,000)	$2	$0	$5	$0	$0	$6,371	$(27)
Corporate Bonds & Notes
Banking & Finance	24,024	0	(22,691)	24	5,256	(5,270)	0	(487)	856	(232)
Industrials	2,219	372	(1,042)	(5)	(8)	(92)	0	0	1,444	(47)
U.S. Government Agencies	2,434	0	(221)	0	(1)	3	0	0	2,215	0
Mortgage-Backed Securities	34	0	(2)	0	0	0	0	0	32	0
Asset-Backed Securities	515,297	0	(233,449)	2,821	10,218	(7,373)	0	(222,606)	64,908	(802)
Preferred Securities
Banking & Finance	77,881	0	0	0	0	(868)	0	0	77,013	(868)
Convertible Preferred Securities	0	0	0	0	0	163	0	0	163	163

	625,857	6,768	(261,405)	2,842	15,465	(13,432)	0	(223,093)	153,002	(1,813)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(8,739)	$0	$0	$0	$5,429	$3,310	$0	$0	$0	$0

Totals	$617,118	$6,768	$(261,405)	$2,842	$20,894	$(10,122)	$0	$(223,093)	$153,002	$(1,813)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 9.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$423
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,000
4.950% due 03/20/2012	100	99
5.050% due 10/01/2015	10,900	10,566
ASIF Global Financing XIX
4.900% due 01/17/2013	3,600	3,633
Bank of America Corp.
0.787% due 08/15/2016	12,200	9,475
7.375% due 05/15/2014	700	726
Bear Stearns Cos. LLC
0.619% due 02/01/2012	1,100	1,100
CBA Capital Trust I
5.805% due 08/29/2049	7,500	7,500
CIT Group, Inc.
7.000% due 05/01/2015	11	11
7.000% due 05/01/2016	18	17
7.000% due 05/01/2017	25	25
Citigroup, Inc.
1.307% due 02/15/2013	14,040	13,783
5.500% due 04/11/2013	1,400	1,430
5.625% due 08/27/2012	300	305
Goldman Sachs Group, Inc.
1.435% due 02/07/2014	3,300	3,086
JPMorgan Chase & Co.
1.296% due 05/02/2014	4,200	4,079
3.150% due 07/05/2016	1,500	1,509
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016	700	627
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012	500	490
5.450% due 02/05/2013	700	705
Morgan Stanley
2.953% due 05/14/2013	7,800	7,493
National City Bank
0.904% due 06/07/2017	8,200	7,533
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,403
PNC Preferred Funding Trust I
6.517% due 03/29/2049	400	290
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	315
Wachovia Corp.
5.500% due 05/01/2013	200	211

		78,834

INDUSTRIALS 1.0%
Caterpillar, Inc.
0.649% due 05/21/2013	2,700	2,705
EOG Resources, Inc.
1.182% due 02/03/2014	2,300	2,308
Hewlett-Packard Co.
0.786% due 05/24/2013	3,100	3,071
PACCAR, Inc.
6.875% due 02/15/2014	100	112

		8,196

UTILITIES 1.0%
BellSouth Corp.
4.463% due 04/26/2021	6,000	6,067
Verizon Wireless Capital LLC
5.250% due 02/01/2012	2,700	2,709

		8,776

Total Corporate Bonds & Notes (Cost $96,781)		95,806

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,900	1,900

LOUISIANA 0.1%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	1,200	1,214

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $3,200)		3,214

U.S. GOVERNMENT AGENCIES 84.6%
Fannie Mae
0.644% due 07/25/2037	1,926	1,924
0.744% due 10/25/2030	90	91
0.874% due 06/25/2041	7,108	7,105
1.014% due 06/25/2037	1,886	1,895
1.034% due 03/25/2040	3,403	3,431
1.418% due 07/01/2042	200	201
1.468% due 09/01/2041	600	610
1.618% due 08/01/2030	127	130
2.191% due 01/01/2035	243	253
2.375% due 01/01/2024	109	113
2.390% due 07/01/2035	222	234
2.521% due 11/01/2034	1,187	1,260
2.819% due 06/01/2035	2,073	2,202
2.855% due 12/01/2034	859	903
3.000% due 02/01/2027	29,000	29,865
4.000% due 05/01/2014 - 01/01/2042	134,062	141,019
4.408% due 09/01/2028	129	138
4.500% due 11/01/2013 - 07/01/2041	32,031	34,144
5.000% due 04/01/2028 - 10/01/2041	155,889	168,598
5.500% due 01/01/2014 - 01/01/2042	179,203	195,254
5.700% due 08/01/2018	985	1,058
6.000% due 11/01/2016 - 10/01/2039	62,861	69,346
6.292% due 12/25/2042	145	167
6.500% due 09/01/2012	1	1
8.000% due 11/25/2023	109	125
9.250% due 10/25/2018	3	3
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,593	1,661
Freddie Mac
0.428% due 07/15/2019 - 08/15/2019	883	881
0.628% due 12/15/2030	84	84
0.678% due 06/15/2018	70	70
0.828% due 07/15/2041	7,196	7,189
0.888% due 07/15/2037	18,530	18,579
0.978% due 08/15/2037	2,718	2,730
0.998% due 05/15/2037	1,491	1,494
1.399% due 10/25/2044	854	835
1.418% due 02/25/2045	569	545
2.494% due 07/01/2035	339	357
2.590% due 07/01/2023	70	71
5.000% due 02/15/2020 - 09/01/2038	10,078	10,838
5.500% due 07/01/2038	1,273	1,383
6.000% due 02/01/2016 - 01/01/2038	529	582
6.500% due 07/25/2043	1,071	1,218
8.500% due 06/01/2025	6	7
Ginnie Mae
0.785% due 09/20/2030	28	28
1.625% due 07/20/2023 - 07/20/2030	492	507
2.125% due 10/20/2025	268	276
2.375% due 04/20/2022 - 05/20/2027	548	567
7.000% due 11/15/2022	71	81
7.500% due 02/15/2022 - 03/15/2024	135	147
7.750% due 01/17/2030	18	21
8.000% due 03/15/2023 - 05/15/2024	27	29
9.000% due 07/20/2016 - 08/15/2030	69	76
Small Business Administration
4.310% due 04/01/2029	864	937

Total U.S. Government Agencies (Cost $704,536)		711,263

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)(f)	32,414	33,822
0.625% due 07/15/2021	2,913	3,118
1.125% due 01/15/2021	207	231
1.375% due 01/15/2020	419	477

U.S. Treasury Notes
0.875% due 12/31/2016 (a)	7,100	7,116

Total U.S. Treasury Obligations (Cost $44,868)		44,764

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Investment Trust
2.294% due 02/25/2045	345	256
2.434% due 10/25/2034	990	842
Banc of America Funding Corp.
2.695% due 05/25/2035	2,578	2,517
BCRR Trust
4.230% due 12/22/2035	328	327
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	1,140	1,051
2.821% due 02/25/2033	31	25
2.905% due 01/25/2034	222	202
3.016% due 03/25/2035	239	226
5.397% due 02/25/2036	181	153
5.579% due 04/25/2033	365	343
5.680% due 02/25/2033	21	20
Bear Stearns Alt-A Trust
2.592% due 05/25/2035	860	631
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	106
5.471% due 01/12/2045	200	226
Citigroup Mortgage Loan Trust, Inc.
0.644% due 05/25/2037	537	510
2.230% due 09/25/2035	338	302
2.450% due 09/25/2035	378	302
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	653
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036	859	509
2.745% due 02/20/2035	534	411
2.751% due 11/25/2034	297	215
4.174% due 11/19/2033	164	153
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032	80	60
4.811% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022	1,300	1,248
5.661% due 03/15/2039	100	108
5.713% due 06/15/2039	4,690	4,716
CW Capital Cobalt Ltd.
5.334% due 04/15/2047	616	628
First Horizon Alternative Mortgage Securities
2.316% due 06/25/2034	549	462
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046	52	48
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	108
5.444% due 03/10/2039	300	326
GS Mortgage Securities Corp.
1.142% due 03/06/2020	585	580
2.716% due 02/10/2021	1,699	1,704
4.295% due 01/10/2040	6,362	6,398
GSR Mortgage Loan Trust
2.429% due 06/25/2034	480	386
2.685% due 09/25/2035	2,242	1,962
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	108
5.882% due 02/15/2051	200	218
JPMorgan Mortgage Trust
5.024% due 02/25/2035	40	39
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034	3,100	2,849
Mellon Residential Funding Corp.
0.708% due 08/15/2032	7,645	6,857
Merrill Lynch Mortgage Investors, Inc.
2.606% due 02/25/2035	741	625
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	422
Morgan Stanley Capital
0.339% due 10/15/2020	66	65
5.809% due 12/12/2049	100	111
Prime Mortgage Trust
0.694% due 02/25/2019	11	11
0.694% due 02/25/2034	135	126
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037	621	309
0.535% due 07/19/2035	300	248
0.945% due 09/19/2032	246	204
9.119% due 06/25/2029	230	242

Structured Asset Securities Corp.
2.223% due 07/25/2032	4	4
2.650% due 10/25/2035	154	122
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	556	498
0.368% due 09/15/2021	275	262
WaMu Mortgage Pass-Through Certificates
0.564% due 12/25/2045	259	186
0.584% due 10/25/2045	174	126
0.938% due 01/25/2047	226	124
1.278% due 01/25/2046	1,123	839
1.408% due 11/25/2042	42	32
1.608% due 06/25/2042	84	62
2.468% due 02/27/2034	576	549
Wells Fargo Mortgage-Backed Securities Trust
2.948% due 01/25/2035	1,333	1,229

Total Mortgage-Backed Securities (Cost $47,673)		45,183

ASSET-BACKED SECURITIES 4.4%
Amortizing Residential Collateral Trust
0.874% due 07/25/2032	43	34
Asset-Backed Funding Certificates
0.774% due 06/25/2035	307	301
Asset-Backed Securities Corp. Home Equity
0.569% due 09/25/2034	151	134
0.714% due 05/25/2035	3,977	3,907
1.928% due 03/15/2032	368	267
Bear Stearns Asset-Backed Securities Trust
0.354% due 01/25/2037	192	180
1.294% due 10/25/2037	729	404
Carrington Mortgage Loan Trust
0.344% due 01/25/2037	76	75
Chase Issuance Trust
2.046% due 09/15/2015	2,700	2,765
Citibank Omni Master Trust
2.378% due 05/16/2016	9,100	9,157
3.028% due 08/15/2018	4,200	4,409
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037	357	339
0.474% due 09/25/2036	1,227	966
0.774% due 12/25/2031	113	57
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036	26	16
Education Funding Capital Trust
0.816% due 03/16/2020	5,488	5,487
Fremont Home Loan Trust
0.354% due 01/25/2037	21	20
GSAMP Trust
0.364% due 12/25/2036	94	62
HSBC Asset Loan Obligation
0.354% due 12/25/2036	206	147
HSI Asset Securitization Corp. Trust
0.344% due 12/25/2036	129	125
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034	19	14
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035	854	853
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^	126	28
SLM Student Loan Trust
0.718% due 01/25/2015	20	20
1.918% due 04/25/2023	2,036	2,086
1.928% due 12/15/2017	1,068	1,071
2.350% due 04/15/2039	806	808
3.500% due 08/17/2043	995	981
South Carolina Student Loan Corp.
1.277% due 03/02/2020	800	796
Structured Asset Securities Corp.
0.874% due 01/25/2033	34	29
Vanderbilt Mortgage Finance
0.924% due 05/07/2026	1,848	1,733

Total Asset-Backed Securities (Cost $38,227)		37,271

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
2.700% due 12/31/2049	510	3,830

Total Preferred Securities (Cost $5,100)		3,830

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.1%
REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.060% due 01/03/2012	$1,000	1,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $1,036. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	941	941
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $960. Repurchase proceeds are $941.)

		1,941

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 14.9%
	12,484,073	125,016

Total Short-Term Instruments (Cost $126,964)		126,957

Total Investments 127.1% (Cost $1,067,349)		$1,068,288
Written Options (h) (0.0%) (Premiums $1,195)		(98)
Other Assets and Liabilities (Net) (27.1%)		(227,457)

Net Assets 100.0%		$840,733

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,641 have been pledged as collateral as of December 31, 2011 for OTC swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $48,395 at a weighted average interest rate of (0.343%). On December 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $2,616 and cash of $17 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	41	$19
90-Day Eurodollar June Futures	Long	06/2013	385	468
90-Day Eurodollar March Futures	Long	03/2013	1,545	(314)
90-Day Eurodollar March Futures	Long	03/2014	116	352
90-Day Eurodollar September Futures	Long	09/2013	193	364
U.S. Treasury 5-Year Note March Futures	Long	03/2012	126	13
U.S. Treasury 10-Year Note March Futures	Long	03/2012	180	211

				$1,113

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.564%	$10,000	$(198)	$(259)	$61
General Electric Capital Corp.	BOA	1.000%	09/20/2015	2.313%	10,000	(454)	(381)	(73)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	1.936%	300	13	0	13
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%	300	14	0	14
General Electric Capital Corp.	CBK	4.850%	12/20/2013	1.936%	400	23	0	23
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.936%	300	14	0	14
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.936%	400	23	0	23
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	4.898%	4,700	(129)	(136)	7
MetLife, Inc.	JPM	1.000%	09/20/2013	2.347%	2,300	(51)	(129)	78
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%	10,000	(684)	(562)	(122)

						$(1,429)	$(1,467)	$38

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS	$27,600	$398	$(8)	$406

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	53	$43	$(4)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$35,300	$181	$48
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,800	49	(2)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	700	5	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,100	5	(4)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,700	21	(27)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,300	202	(9)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	88	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,400	21	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,000	78	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,200	75	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,700	40	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	43	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	6,100	60	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	14,300	125	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	4,800	119	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,600	40	0

							$1,152	$(94)

(i)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$13,000	$13,536	$(13,660)
Fannie Mae	4.500%	01/01/2042	20,000	21,125	(21,288)
Fannie Mae	6.000%	01/01/2042	9,000	9,818	(9,911)
Freddie Mac	5.000%	01/01/2042	10,000	10,684	(10,747)

				$55,163	$(55,606)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$78,834	$0	$78,834
Industrials	0	8,196	0	8,196
Utilities	0	8,776	0	8,776
Municipal Bonds & Notes
Illinois	0	1,900	0	1,900
Louisiana	0	1,214	0	1,214
New Jersey	0	100	0	100
U.S. Government Agencies	0	711,263	0	711,263
U.S. Treasury Obligations	0	44,764	0	44,764
Mortgage-Backed Securities	0	43,479	1,704	45,183
Asset-Backed Securities	0	37,271	0	37,271
Preferred Securities
Banking & Finance	0	0	3,830	3,830
Short-Term Instruments
Repurchase Agreements	0	1,941	0	1,941
PIMCO Short-Term Floating NAV Portfolio	125,016	0	0	125,016
	$125,016	$937,738	$5,534	$1,068,288
Short Sales, at value	$0	$(55,606)	$0	$(55,606)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	233	0	233
Interest Rate Contracts	1,427	406	0	1,833
	$1,427	$639	$0	$2,066

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(195)	0	(195)
Interest Rate Contracts	(314)	(98)	0	(412)
	$(314)	$(293)	$0	$(607)

Totals	$126,129	$882,478	$5,534	$1,014,141

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
U.S. Government Agencies	$809	$0	$(809)	$(1)	$0	$1	$0	$0	$0	$0
Mortgage-Backed Securities	0	1,695	0	0	0	9	0	0	1,704	9
Preferred Securities Banking & Finance	3,874	0	0	0	0	(44)	0	0	3,830	(43)

	4,683	1,695	(809)	(1)	0	(34)	0	0	5,534	(34)
Financial Derivative Instruments (7) -Liabilities
Interest Rate Contracts	$(229)	$0	$0	$0	$142	$87	$0	$0	$0	$0

Totals	$4,454	$1,695	$(809)	$(1)	$142	$53	$0	$0	$5,534	$(34)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Springleaf Finance Corp.
5.500% due 05/10/2017		$1,200	$1,047

Total Bank Loan Obligations (Cost $1,195)			1,047

CORPORATE BONDS & NOTES 27.1%
BANKING & FINANCE 18.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	211
Ally Financial, Inc.
3.649% due 02/11/2014		100	95
7.500% due 12/31/2013		100	103
American International Group, Inc.
1.753% due 07/19/2013	EUR	1,200	1,456
4.900% due 06/02/2014	CAD	1,200	1,133
Australia & New Zealand Banking Group Ltd.
1.288% due 05/08/2013		$700	702
Banco Bradesco S.A.
2.561% due 05/16/2014		200	196
Banco do Brasil S.A.
4.500% due 01/22/2015		100	104
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	203
Banco Santander Chile
2.875% due 11/13/2012		800	805
3.750% due 09/22/2015		400	401
Bank of America Corp.
0.787% due 08/15/2016		100	78
7.375% due 05/15/2014		200	207
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		400	425
Banque PSA Finance S.A.
2.481% due 04/04/2014		300	278
Barclays Bank PLC
5.000% due 09/22/2016		400	415
Bear Stearns Cos. LLC
0.619% due 02/01/2012		300	300
4.947% due 12/07/2012	AUD	100	101
BNP Paribas S.A.
0.791% due 04/08/2013		$1,200	1,129
BPCE S.A.
2.375% due 10/04/2013		100	97
BRFkredit A/S
0.653% due 04/15/2013		600	600
CIT Group, Inc.
7.000% due 05/01/2015		253	253
7.000% due 05/01/2016		88	88
7.000% due 05/01/2017		123	123
Citigroup Capital XXI
8.300% due 12/21/2077		800	801
Citigroup, Inc.
1.307% due 02/15/2013		2,800	2,749
1.848% due 01/13/2014		300	292
5.500% due 04/11/2013		699	715
5.625% due 08/27/2012		200	203
Commonwealth Bank of Australia
0.814% due 07/12/2013		1,300	1,300
Countrywide Financial Corp.
5.800% due 06/07/2012		300	301
DanFin Funding Ltd.
1.103% due 07/16/2013		1,400	1,400
Danske Bank A/S
2.500% due 05/10/2012		500	503
Dexia Credit Local S.A.
0.908% due 04/29/2014		600	545
FIH Erhvervsbank A/S
0.912% due 06/13/2013		2,300	2,299
First Horizon National Corp.
5.375% due 12/15/2015		200	203
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		800	801
7.000% due 04/15/2015		100	108
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	260
Goldman Sachs Group, Inc.
1.884% due 02/04/2013		100	124

1.940% due 01/30/2017		700	735
5.250% due 07/27/2021		$700	684
5.375% due 03/15/2020		700	692
HSBC Finance Corp.
1.807% due 04/05/2013	EUR	1,000	1,252
Industrial Bank of Korea
3.750% due 09/29/2016		$800	807
ING Bank NV
1.596% due 03/15/2013		700	684
1.940% due 06/09/2014		200	192
3.900% due 03/19/2014		300	317
International Lease Finance Corp.
5.400% due 02/15/2012		100	100
6.500% due 09/01/2014		1,600	1,644
Intesa Sanpaolo SpA
2.906% due 02/24/2014		300	264
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	200	265
3.875% due 01/21/2019		400	575
4.375% due 07/04/2018		200	295
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$300	80
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		700	687
5.450% due 02/05/2013		700	705
5.571% due 10/04/2012		1,100	1,102
6.050% due 08/15/2012		400	406
MetLife Institutional Funding II
1.481% due 04/04/2014		1,000	998
Morgan Stanley
2.953% due 05/14/2013		2,400	2,305
Nationwide Building Society
2.500% due 08/17/2012		200	202
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,254
PNC Preferred Funding Trust I
6.517% due 03/29/2049		200	145
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	624
Royal Bank of Scotland Group PLC
1.181% due 10/14/2016		100	69
6.990% due 10/29/2049		700	442
SLM Corp.
1.756% due 06/17/2013	EUR	150	185
SLM Corp. CPI Linked Bond
5.014% due 04/01/2014		$100	94
Waha Aerospace BV
3.925% due 07/28/2020		720	741
Wells Fargo & Co.
7.980% due 03/29/2049		4,100	4,413
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,313

			46,378

INDUSTRIALS 6.7%
Chesapeake Energy Corp.
9.500% due 02/15/2015		100	115
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	218
Daimler Finance North America LLC
7.300% due 01/15/2012		1,900	1,904
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		900	946
El Paso Corp.
7.875% due 06/15/2012		200	205
EOG Resources, Inc.
1.182% due 02/03/2014		900	903
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	210
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		500	531
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		800	854
General Mills, Inc.
6.470% due 10/15/2022		2,000	2,081
Hewlett-Packard Co.
0.786% due 05/24/2013		1,000	991
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,095
Kraft Foods, Inc.
2.625% due 05/08/2013		1,200	1,227
MeadWestvaco Corp.
6.850% due 04/01/2012		300	303

PACCAR, Inc.
6.875% due 02/15/2014	700	785
Time Warner Cable, Inc.
6.200% due 07/01/2013	2,000	2,147
Time Warner, Inc.
3.150% due 07/15/2015	300	312
Volkswagen International Finance NV
1.031% due 10/01/2012	700	699
WM Wrigley Jr. Co.
3.050% due 06/28/2013	500	509

		17,035

UTILITIES 2.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	1,100	1,186
BP Capital Markets PLC
3.125% due 03/10/2012	800	804
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	114
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	225
NRG Energy, Inc.
8.250% due 09/01/2020	500	505
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	304
Shell International Finance BV
3.100% due 06/28/2015	800	859
Verizon Wireless Capital LLC
5.250% due 02/01/2012	1,000	1,003

		5,000

Total Corporate Bonds & Notes (Cost $68,693)		68,413

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.4%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,100	1,100

LOUISIANA 0.2%
Louisiana State Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	405

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $1,600)		1,605

U.S. GOVERNMENT AGENCIES 53.3%
Fannie Mae
0.394% due 01/25/2021	206	206
0.494% due 10/27/2037	1,900	1,889
0.644% due 07/25/2037 - 09/25/2042	1,451	1,448
0.694% due 05/25/2031	69	69
0.763% due 06/25/2021	7	7
0.874% due 06/25/2041	2,159	2,159
1.024% due 06/25/2040	966	969
1.034% due 03/25/2040	1,155	1,164
1.044% due 01/25/2040	1,960	1,975
1.213% due 06/25/2021 - 09/25/2021	42	42
1.418% due 07/01/2042	37	37
1.468% due 09/01/2041	109	111
1.618% due 09/01/2040	18	19
2.167% due 11/01/2035	26	27
2.181% due 11/01/2034	27	28
2.221% due 05/01/2035	45	46
2.390% due 07/01/2035	40	43
2.391% due 11/01/2035	92	98
2.420% due 03/01/2035	10	10
2.500% due 08/01/2035	274	289
3.340% due 08/01/2029	127	134
4.000% due 01/01/2014 - 01/01/2042	37,397	39,312
4.500% due 09/01/2040 - 01/01/2042	22,848	24,338
5.000% due 03/25/2017 - 01/01/2042	14,896	16,111
5.500% due 01/01/2025 - 01/01/2042	17,031	18,540
5.782% due 02/01/2031	35	38
6.000% due 03/01/2017 - 02/01/2042	3,731	4,101
6.292% due 12/25/2042	13	15
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	1,237	1,228
2.980% due 12/06/2020	671	699

Freddie Mac
0.334% due 12/25/2036		229	227
0.428% due 07/15/2019 - 08/15/2019		320	320
0.628% due 12/15/2030		11	11
0.678% due 06/15/2018		20	20
0.728% due 11/15/2030		8	8
0.988% due 10/15/2037		407	409
1.418% due 02/25/2045		81	78
2.407% due 08/01/2035		206	217
2.468% due 06/01/2035		190	200
2.494% due 07/01/2035		73	77
5.000% due 12/01/2025 - 05/01/2041		15,000	16,140
5.500% due 06/01/2035 - 07/01/2038		1,450	1,577
6.000% due 03/01/2016 - 08/01/2016		27	29
6.500% due 07/25/2043		131	150
Ginnie Mae
0.833% due 12/16/2025		6	6
2.000% due 02/20/2032		28	29
2.375% due 06/20/2027 - 05/20/2030		59	61
8.500% due 10/20/2026		10	12

Total U.S. Government Agencies (Cost $133,611)			134,723

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)		9,846	10,274
0.625% due 07/15/2021 (f)		904	968
1.125% due 01/15/2021		104	115
U.S. Treasury Notes
0.875% due 12/31/2016 (a)		2,100	2,105

Total U.S. Treasury Obligations (Cost $13,459)			13,462

MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		43	32
2.434% due 10/25/2034		178	152
Banc of America Funding Corp.
0.574% due 07/25/2037		298	191
2.695% due 05/25/2035		1,146	1,119
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		96	87
Banc of America Mortgage Securities, Inc.
2.894% due 03/25/2033		846	773
BCRR Trust
4.230% due 12/22/2035		146	145
Bear Stearns Adjustable Rate Mortgage Trust
2.733% due 08/25/2035		110	61
2.821% due 02/25/2033		3	2
2.905% due 01/25/2034		34	31
5.579% due 04/25/2033		45	42
5.680% due 02/25/2033		2	2
Bear Stearns Alt-A Trust
2.592% due 05/25/2035		154	113
2.772% due 09/25/2035		37	23
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	106
5.471% due 01/12/2045		300	339
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037		141	76
2.580% due 10/25/2035		43	35
2.660% due 05/25/2035		69	59
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		400	435
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		136	80
2.745% due 02/20/2035		197	152
2.751% due 11/25/2034		114	83
Credit Suisse First Boston Mortgage Securities Corp.
4.811% due 06/25/2032		0	0
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		278	267
5.661% due 03/15/2039		100	108
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		274	279
GMAC Mortgage Corp. Loan Trust
2.789% due 11/19/2035		64	47
Gracechurch Mortgage Financing PLC
0.559% due 11/20/2056		1,370	1,365
Granite Master Issuer PLC
0.385% due 12/20/2054		125	119
0.425% due 12/20/2054		873	835
0.892% due 12/20/2054	GBP	166	245
Granite Mortgages PLC
1.450% due 09/20/2044		71	106

Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^		$11	11
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		300	326
GS Mortgage Securities Corp.
1.142% due 03/06/2020		223	221
GSR Mortgage Loan Trust
2.429% due 06/25/2034		68	55
2.685% due 09/25/2035		336	294
5.093% due 11/25/2035		552	482
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	327
JPMorgan Mortgage Trust
5.750% due 01/25/2036		146	135
Mellon Residential Funding Corp.
0.718% due 12/15/2030		306	280
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	317
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		24	20
Morgan Stanley Capital
0.339% due 10/15/2020		26	26
5.809% due 12/12/2049		100	111
Opera Finance PLC
1.215% due 04/25/2017	GBP	168	231
Prime Mortgage Trust
0.694% due 02/25/2019		$3	3
0.694% due 02/25/2034		15	14
Structured Adjustable Rate Mortgage Loan Trust
1.618% due 01/25/2035		110	62
2.480% due 02/25/2034		152	137
2.495% due 08/25/2034		217	189
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037		226	112
0.535% due 07/19/2035		91	73
0.574% due 02/25/2036		50	24
Structured Asset Securities Corp.
2.331% due 01/25/2032		3	2
2.650% due 10/25/2035		865	685
UBS Commercial Mortgage Trust
1.178% due 07/15/2024		222	210
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020		247	221
0.368% due 09/15/2021		472	449
WaMu Mortgage Pass-Through Certificates
0.564% due 12/25/2045		47	34
0.584% due 10/25/2045		299	216
0.620% due 11/25/2034		154	106
0.938% due 01/25/2047		56	31
1.414% due 05/25/2041		11	9
1.608% due 06/25/2042		40	30
2.776% due 09/25/2046		105	71
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.689% due 06/25/2035		504	461
2.721% due 10/25/2035		1,769	1,528
4.623% due 01/25/2034		991	1,002

Total Mortgage-Backed Securities (Cost $16,727)			16,126

ASSET-BACKED SECURITIES 1.9%
Atrium CDO Corp.
0.852% due 06/27/2015		326	319
Babson CLO Ltd.
0.777% due 11/15/2016		259	252
Bear Stearns Asset-Backed Securities Trust
0.354% due 01/25/2037		55	52
1.294% due 10/25/2037		304	169
Countrywide Asset-Backed Certificates
0.774% due 12/25/2031		19	9
Dryden Leveraged Loan CDO
0.738% due 05/22/2017		489	468
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		4	1
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		1,100	1,049
Landmark CDO Ltd.
0.873% due 01/15/2016		60	60
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		6	5
Morgan Stanley ABS Capital
0.344% due 07/25/2036		24	7

Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		342	341
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^		63	14
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	605	714
1.835% due 10/25/2023		800	928
South Carolina Student Loan Corp.
1.277% due 03/02/2020		$300	298
Structured Asset Investment Loan Trust
0.654% due 10/25/2035		81	56

Total Asset-Backed Securities (Cost $5,174)			4,742

SOVEREIGN ISSUES 3.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	246
Canada Government Bond
2.000% due 06/01/2016	CAD	1,600	1,621
2.750% due 09/01/2016		200	209
3.250% due 06/01/2021		600	655
3.750% due 06/01/2019		100	112
Canada Housing Trust No. 1
3.750% due 03/15/2020		1,400	1,530
Export-Import Bank of Korea
8.125% due 01/21/2014		$1,100	1,221
Hydro Quebec
2.000% due 06/30/2016		1,800	1,840
Korea Development Bank
3.250% due 03/09/2016		700	693
Province of Ontario Canada
3.150% due 06/02/2022	CAD	1,000	1,002
4.000% due 06/02/2021		300	324
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	130

Total Sovereign Issues (Cost $9,390)			9,583

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.700% due 12/31/2049		65	488

Total Preferred Securities (Cost $687)			488

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.7%
CERTIFICATES OF DEPOSIT 1.2%
Bank of Nova Scotia
0.700% due 10/18/2012		$600	601
Intesa Sanpaolo SpA
2.375% due 12/21/2012		1,200	1,117
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		400	399
0.000% due 02/06/2012		800	799

			2,916

COMMERCIAL PAPER 0.5%
Erste Abwicklungsanstalt
0.356% due 01/11/2012		1,200	1,200

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 01/03/2012		944	944

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $965. Repurchase proceeds are $944.)
JAPAN TREASURY BILLS 6.9%
0.100% due 01/30/2012 - 03/26/2012 (b)	JPY	1,350,000	17,536

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 13.7%
	3,455,163	34,600

Total Short-Term Instruments (Cost $57,054)		57,196

Total Investments 121.7% (Cost $307,590)		$307,385
Written Options (h) (0.0%) (Premiums $556)		(40)
Other Assets and Liabilities (Net) (21.7%)		(54,722)

Net Assets 100.0%		$252,623

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $2,335 at a weighted average interest rate of 0.160%. On December 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $1,080 and cash of $29 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	2	$1
90-Day Eurodollar June Futures	Long	06/2013	113	136
90-Day Eurodollar June Futures	Long	06/2014	12	1
90-Day Eurodollar March Futures	Long	03/2013	275	(182)
90-Day Eurodollar March Futures	Long	03/2014	6	18
90-Day Eurodollar September Futures	Long	09/2013	11	22
U.S. Treasury 5-Year Note March Futures	Long	03/2012	23	2
U.S. Treasury 10-Year Note March Futures	Long	03/2012	68	84

				$82

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.640%	$200	$(5)	$(3)	$(2)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	600	(12)	(1)	(11)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.476%	200	(4)	(0)	(4)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	600	(7)	(6)	(1)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%	200	(3)	(1)	(2)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.476%	700	(14)	(1)	(13)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)
China Government International Bond	CBK	1.000%	06/20/2016	1.350%	200	(3)	2	(5)
China Government International Bond	JPM	1.000%	06/20/2016	1.350%	400	(6)	4	(10)
China Government International Bond	UAG	1.000%	06/20/2016	1.350%	200	(3)	2	(5)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.090%	400	(1)	0	(1)
Export-Import Bank of China	DUB	1.000%	12/20/2016	2.229%	300	(17)	(24)	7
France Government Bond	CBK	0.250%	12/20/2015	1.997%	100	(7)	(3)	(4)
France Government Bond	CBK	0.250%	09/20/2016	2.128%	300	(24)	(17)	(7)
France Government Bond	DUB	0.250%	09/20/2016	2.128%	900	(74)	(57)	(17)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	700	(57)	(27)	(30)
France Government Bond	MYC	0.250%	09/20/2016	2.128%	1,200	(98)	(42)	(56)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%	100	(1)	(2)	1
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%	200	(2)	(4)	2
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%	100	(1)	(2)	1
General Electric Capital Corp.	BPS	1.250%	03/20/2013	1.612%	100	0	0	0
General Electric Capital Corp.	BPS	1.300%	03/20/2013	1.612%	100	0	0	0
General Electric Capital Corp.	BRC	4.400%	12/20/2013	1.936%	100	5	0	5
General Electric Capital Corp.	BRC	4.700%	12/20/2013	1.936%	200	11	0	11
General Electric Capital Corp.	CBK	4.000%	12/20/2013	1.936%	300	12	0	12
General Electric Capital Corp.	CBK	4.200%	12/20/2013	1.936%	300	14	0	14
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%	200	9	0	9
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.936%	300	14	0	14
Germany Government Bond	CBK	0.250%	09/20/2016	0.956%	1,800	(58)	(39)	(19)
Germany Government Bond	MYC	0.250%	09/20/2016	0.956%	2,200	(70)	(63)	(7)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%	500	(5)	8	(13)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	900	(9)	13	(22)
Japan Government International Bond	BRC	1.000%	06/20/2015	1.133%	400	(2)	6	(8)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.254%	1,200	(12)	16	(28)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	1,200	(12)	10	(22)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.219%	400	(3)	7	(10)
Japan Government International Bond	UAG	1.000%	12/20/2015	1.219%	500	(4)	8	(12)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%	500	(7)	(3)	(4)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%	200	0	(2)	2
Republic of Italy Government Bond	BPS	1.000%	06/20/2016	4.846%	800	(114)	(17)	(97)
South Korea Government Bond	JPM	1.000%	12/20/2012	0.982%	400	0	(3)	3
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%	100	(10)	(6)	(4)

Spain Government Bond	CBK	1.000%	06/20/2016	3.736%		800	(85)	(49)	(36)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.480%	EUR	900	(12)	(17)	5
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.648%		$300	4	2	2
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.828%		500	4	7	(3)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%		400	3	8	(5)
United Kingdom Gilt	GST	1.000%	03/20/2015	0.648%		100	2	1	1
United Kingdom Gilt	GST	1.000%	03/20/2016	0.828%		300	2	5	(3)
United Kingdom Gilt	GST	1.000%	09/20/2016	0.911%		600	2	10	(8)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%		700	8	3	5
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.911%		2,700	12	26	(14)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		700	4	12	(8)

							$(643)	$(245)	$(398)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		$1,400	$102	$137	$(35)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		200	14	25	(11)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		700	52	78	(26)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		900	67	114	(47)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		300	24	39	(15)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		800	64	88	(24)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		200	16	25	(9)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		100	8	13	(5)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		400	32	52	(20)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		300	25	37	(12)
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012		1,061	8	0	8
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017		96	1	0	1
iTraxx Europe 14 Index	BPS	1.000%	12/20/2015	EUR	3,900	(139)	(105)	(34)

						$274	$503	$(229)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		$8,500	$123	$(2)	$125
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	400	1	0	1
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		800	0	(1)	1
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		600	1	0	1
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		1,500	10	(3)	13
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		500	4	0	4
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		300	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		200	3	0	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,600	27	1	26
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		600	10	0	10
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		2,500	40	3	37
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		300	5	0	5
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	37	4	33
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		300	6	1	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	4	1	3
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,600	36	2	34
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		1,200	24	4	20
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		3,500	74	3	71
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		500	0	(2)	2
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		1,100	1	(2)	3
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		200	1	0	1
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		7,000	24	(4)	28
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		300	1	0	1
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		1,700	20	1	19
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		1,300	21	0	21
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		200	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	10	0	10
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		200	4	0	4
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		100	3	1	2
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS		1,800	47	0	47

							$547	$7	$540

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	99	$81	$(8)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$10,900	$56	$(15)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,200	19	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	400	2	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	2,800	8	(10)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,700	75	(4)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,700	34	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	22	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,800	40	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	12	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,800	27	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	35	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0

							$475	$(32)

(i)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	01/01/2042	$15,000	$16,020	$(16,120)

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	99	02/2012	CBK	$0	$(3)	$(3)
Sell		68	02/2012	JPM	0	(2)	(2)
Buy	BRL	260	01/2012	HUS	1	0	1
Sell		260	01/2012	HUS	1	0	1
Buy		3,602	01/2012	JPM	11	0	11
Sell		3,602	01/2012	JPM	0	(2)	(2)
Buy		6,066	01/2012	MSC	2	(137)	(135)
Sell		6,066	01/2012	MSC	2	(18)	(16)
Buy		513	01/2012	UAG	2	0	2
Sell		513	01/2012	UAG	5	0	5
Buy		3,602	03/2012	JPM	1	0	1
Buy	CAD	628	02/2012	BRC	5	0	5
Sell		1,359	02/2012	BRC	0	(8)	(8)
Sell		663	02/2012	CBK	0	(7)	(7)
Sell		1,359	02/2012	DUB	0	(4)	(4)
Sell		732	02/2012	JPM	1	(5)	(4)
Buy		1,796	02/2012	MSC	19	0	19
Sell		205	02/2012	MSC	0	(1)	(1)
Sell		3,239	02/2012	RBC	1	(16)	(15)
Sell		1,466	02/2012	UAG	0	(9)	(9)
Sell	CNY	641	06/2012	BRC	0	(1)	(1)
Buy		2,706	06/2012	CBK	1	(1)	0
Buy		638	06/2012	DUB	0	(1)	(1)
Buy		5,111	06/2012	HUS	3	0	3
Buy		8,960	06/2012	JPM	9	(1)	8
Sell		639	06/2012	JPM	0	0	0
Buy		1,276	06/2012	MSC	1	0	1
Sell		643	06/2012	UAG	0	(1)	(1)
Buy		6,098	02/2013	DUB	0	(8)	(8)
Buy	EUR	813	01/2012	BRC	0	(47)	(47)
Sell		2,901	01/2012	BRC	211	0	211
Buy		1,692	01/2012	CBK	0	(20)	(20)
Sell		600	01/2012	CBK	8	0	8
Sell		3,357	01/2012	DUB	221	0	221
Sell		5,258	01/2012	FBL	219	0	219
Buy		5,258	01/2012	GST	0	(93)	(93)
Sell		800	01/2012	GST	27	0	27
Sell		700	01/2012	JPM	39	0	39
Sell		164	01/2012	MSC	2	0	2
Sell		400	01/2012	RBC	14	0	14
Sell		992	01/2012	UAG	26	0	26
Sell		5,258	02/2012	GST	94	0	94

Sell	GBP	932	03/2012	JPM	15	0	15
Buy	IDR	2,114,920	01/2012	BOA	0	(4)	(4)
Sell		2,583,000	01/2012	BRC	7	0	7
Buy		1,082,000	01/2012	DUB	0	(7)	(7)
Buy		1,108,000	01/2012	HUS	0	(6)	(6)
Sell		2,908,000	01/2012	MSC	6	0	6
Buy		524,000	01/2012	UAG	0	(3)	(3)
Sell		1,793,000	01/2012	UAG	4	0	4
Sell		400,000	07/2012	BRC	0	0	0
Sell		36,687	07/2012	GST	0	0	0
Buy		5,446,766	07/2012	HUS	0	(26)	(26)
Sell		2,555,000	07/2012	HUS	4	0	4
Sell	JPY	17,253	01/2012	CBK	1	0	1
Sell		17,253	01/2012	DUB	1	0	1
Sell		14,710	01/2012	GST	1	0	1
Sell		17,253	01/2012	JPM	1	0	1
Sell		3,531	01/2012	UAG	0	0	0
Sell		2,493	02/2012	CBK	0	0	0
Sell		37,000	02/2012	GST	0	(4)	(4)
Sell		20,320	02/2012	HUS	0	(2)	(2)
Sell		16,000	02/2012	UAG	0	(2)	(2)
Sell		4,187	02/2012	WST	0	(1)	(1)
Sell		477,171	03/2012	BRC	0	(76)	(76)
Sell		243,969	03/2012	CBK	0	(40)	(40)
Sell		478,860	03/2012	JPM	0	(76)	(76)
Buy	MXN	1	03/2012	HUS	0	0	0
Sell	MYR	1,292	04/2012	CBK	12	0	12
Buy		1,292	04/2012	JPM	0	(21)	(21)
Sell	PHP	21,127	03/2012	BRC	12	0	12
Buy		30,858	03/2012	CBK	0	(4)	(4)
Sell		1,000	03/2012	CBK	0	0	0
Sell		4,285	03/2012	GST	2	0	2
Buy		2,985	03/2012	HUS	0	(1)	(1)
Sell		8,846	03/2012	JPM	0	(2)	(2)
Buy		1,414	03/2012	MSC	0	0	0
Buy	TWD	2,537	01/2012	BRC	0	(5)	(5)
Sell		2,537	01/2012	BRC	0	(1)	(1)
Sell	ZAR	60	01/2012	BRC	0	0	0
Buy		760	01/2012	JPM	0	(10)	(10)
Sell		700	01/2012	JPM	1	0	1

					$993	$(676)	$317

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,047	$0	$1,047
Corporate Bonds & Notes
Banking & Finance	0	46,378	0	46,378
Industrials	0	17,035	0	17,035
Utilities	0	5,000	0	5,000
Municipal Bonds & Notes
Illinois	0	1,100	0	1,100
Louisiana	0	405	0	405
New Jersey	0	100	0	100
U.S. Government Agencies	0	133,495	1,228	134,723
U.S. Treasury Obligations	0	13,462	0	13,462
Mortgage-Backed Securities	0	16,126	0	16,126
Asset-Backed Securities	0	4,742	0	4,742
Sovereign Issues	0	9,583	0	9,583
Preferred Securities
Banking & Finance	0	0	488	488
Short-Term Instruments
Certificates of Deposit	0	2,916	0	2,916
Commercial Paper	0	1,200	0	1,200
Repurchase Agreements	0	944	0	944
Japan Treasury Bills	0	17,536	0	17,536
PIMCO Short-Term Floating NAV Portfolio	34,600	0	0	34,600
	$34,600	$271,069	$1,716	$307,385
Short Sales, at value	$0	$(16,120)	$0	$(16,120)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	103	0	103
Foreign Exchange Contracts	0	993	0	993
Interest Rate Contracts	264	540	0	804
	$264	$1,636	$0	$1,900
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(730)	0	(730)
Foreign Exchange Contracts	0	(676)	0	(676)
Interest Rate Contracts	(182)	(40)	0	(222)

	$(182)	$(1,446)	$0	$(1,628)

Totals	$34,682	$255,139	$1,716	$291,537

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
U.S. Government Agencies	$1,571	$0	$(334)	$0	$0	$(9)	$0	$0	$1,228	$(9)
Asset-Backed Securities	1,220	0	(462)	4	15	2	0	(779)	0	0
Preferred Securities Banking & Finance	494	0	0	0	0	(6)	0	0	488	(6)

	3,285	0	(796)	4	15	(13)	0	(779)	1,716	(15)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(86)	$0	$0	$0	$54	$32	$0	$0	$0	$0

Totals	$3,199	$0	$(796)	$4	$69	$19	$0	$(779)	$1,716	$(15)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$2,376	$2,342

Total Bank Loan Obligations (Cost $2,355)			2,342

CORPORATE BONDS & NOTES 33.1%
BANKING & FINANCE 24.6%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		12,157	12,769
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,218
Ally Financial, Inc.
3.649% due 02/11/2014		900	855
3.963% due 06/20/2014		4,500	4,231
4.500% due 02/11/2014		4,500	4,354
6.000% due 05/23/2012		500	503
6.000% due 02/15/2019		11	10
6.000% due 03/15/2019		50	42
6.100% due 09/15/2019		51	43
6.150% due 08/15/2019		84	70
6.150% due 09/15/2019		36	29
6.200% due 04/15/2019		83	71
6.250% due 07/15/2019		30	25
6.350% due 02/15/2016		60	55
6.350% due 07/15/2019		10	8
6.400% due 12/15/2018		14	13
6.500% due 06/15/2018		30	26
6.600% due 05/15/2018		14	12
6.650% due 08/15/2016		10	9
6.700% due 06/15/2018		27	23
6.700% due 06/15/2019		20	17
6.750% due 08/15/2016		20	18
6.750% due 11/15/2016		10	9
6.750% due 07/15/2018		41	36
6.750% due 10/15/2018		10	9
6.750% due 05/15/2019		84	72
6.750% due 06/15/2019		38	33
6.800% due 09/15/2016		62	57
6.800% due 10/15/2018		35	31
6.875% due 07/15/2018		21	18
6.900% due 06/15/2017		25	23
6.900% due 07/15/2018		107	94
6.900% due 08/15/2018		17	15
7.000% due 08/15/2016		22	21
7.000% due 11/15/2016		27	25
7.000% due 12/15/2016		20	19
7.000% due 07/15/2017		59	54
7.000% due 02/15/2018		26	23
7.000% due 05/15/2018		51	45
7.000% due 08/15/2018		11	10
7.000% due 09/15/2018		15	13
7.050% due 03/15/2018		49	44
7.050% due 04/15/2018		11	10
7.200% due 10/15/2017		10	9
7.250% due 09/15/2017		214	196
7.250% due 08/15/2018		53	46
7.300% due 01/15/2018		10	9
7.375% due 11/15/2016		56	55
7.375% due 04/15/2018		21	19
7.500% due 12/15/2017		10	9
8.000% due 11/01/2031		10,000	9,461
American Express Bank FSB
0.576% due 06/12/2017		18,000	16,390
5.500% due 04/16/2013		400	418
American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,299
American Express Co.
7.000% due 03/19/2018		100	121
7.250% due 05/20/2014		700	782
8.125% due 05/20/2019		250	324
American General Institutional Capital
8.125% due 03/15/2046		8,900	8,099
American International Group, Inc.
0.306% due 04/03/2012	JPY	50,000	641
3.650% due 01/15/2014		$32,200	31,291
5.450% due 05/18/2017		5,100	4,886

5.850% due 01/16/2018		100	98
6.400% due 12/15/2020		600	606
8.175% due 05/15/2068		600	540
8.250% due 08/15/2018		6,650	7,055
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,760
Australia & New Zealand Banking Group Ltd.
1.288% due 05/08/2013		4,700	4,714
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,275
Banco Santander Brasil S.A.
2.659% due 03/18/2014		500	477
Banco Santander Chile
1.659% due 04/20/2012		3,600	3,602
Bank of America Corp.
0.787% due 08/15/2016		900	699
5.650% due 05/01/2018		1,835	1,750
7.375% due 05/15/2014		13,700	14,214
Bank of America N.A.
0.826% due 06/15/2016		17,500	14,149
6.000% due 10/15/2036		600	500
Banque PSA Finance S.A.
2.481% due 04/04/2014		3,400	3,151
Barclays Bank PLC
5.200% due 07/10/2014		517	533
10.179% due 06/12/2021		160	170
14.000% due 11/29/2049	GBP	500	881
Bear Stearns Cos. LLC
5.700% due 11/15/2014		$600	653
6.400% due 10/02/2017		750	839
7.250% due 02/01/2018		130	153
BNP Paribas S.A.
0.791% due 04/08/2013		7,900	7,431
5.000% due 01/15/2021		23,400	22,555
BPCE S.A.
2.375% due 10/04/2013		600	581
CIT Group, Inc.
7.000% due 05/01/2015		1,682	1,687
7.000% due 05/01/2016		2,803	2,806
7.000% due 05/01/2017		3,924	3,929
CitiFinancial, Inc.
6.625% due 06/01/2015		200	211
Citigroup, Inc.
0.810% due 06/09/2016		14,000	10,943
1.848% due 01/13/2014		3,700	3,600
5.500% due 04/11/2013		14,853	15,170
5.625% due 08/27/2012		1,800	1,828
6.000% due 12/13/2013		200	207
6.010% due 01/15/2015		500	523
6.125% due 11/21/2017		45	48
6.125% due 05/15/2018		850	906
6.500% due 08/19/2013		886	923
8.500% due 05/22/2019		2,000	2,357
Countrywide Financial Corp.
6.250% due 05/15/2016		900	849
Credit Suisse
5.000% due 05/15/2013		300	308
Dexia Credit Local
0.927% due 03/05/2013		14,600	13,825
Dexia Credit Local S.A.
0.908% due 04/29/2014		6,800	6,173
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		50	54
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,535
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$6,300	6,312
5.875% due 08/02/2021		500	522
7.000% due 10/01/2013		3,800	4,039
7.500% due 08/01/2012		300	310
7.800% due 06/01/2012		500	511
8.000% due 12/15/2016		1,000	1,137
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,302
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,081
Goldman Sachs Group, Inc.
0.816% due 07/22/2015		$10,349	9,066
0.894% due 01/12/2015		200	177
1.020% due 03/22/2016		100	86
1.884% due 02/04/2013	EUR	100	124
3.700% due 08/01/2015		$500	490
4.500% due 05/09/2016	EUR	100	124
5.125% due 01/15/2015		$385	394
5.250% due 07/27/2021		3,100	3,029
5.750% due 10/01/2016		452	469

5.950% due 01/18/2018		37,900	38,857
6.125% due 02/14/2017	GBP	100	159
6.250% due 09/01/2017		$400	419
7.500% due 02/15/2019		943	1,043
HCP, Inc.
5.625% due 02/28/2013		2,400	2,447
5.650% due 12/15/2013		5,000	5,262
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,068
Industrial Bank of Korea
3.750% due 09/29/2016		500	504
ING Bank NV
1.940% due 06/09/2014		2,100	2,013
Inter-American Development Bank
4.500% due 09/15/2014		27	30
Intesa Sanpaolo SpA
2.906% due 02/24/2014		3,300	2,907
JPMorgan Chase & Co.
1.296% due 05/02/2014		21,000	20,394
3.150% due 07/05/2016		8,100	8,148
4.750% due 05/01/2013		73	76
6.000% due 01/15/2018		70	78
6.300% due 04/23/2019		91	103
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		6,600	5,913
JPMorgan Chase Capital XIII
1.529% due 09/30/2034		110	76
Korea Exchange Bank
4.875% due 01/14/2016		700	723
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		2,500	669
Lloyds TSB Bank PLC
4.875% due 01/21/2016		1,900	1,854
5.800% due 01/13/2020		16,200	15,399
12.000% due 12/29/2049		10,100	9,266
Macquarie Bank Ltd.
3.300% due 07/17/2014		500	527
Majapahit Holding BV
7.750% due 01/20/2020		4,000	4,665
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		6,200	6,083
5.000% due 01/15/2015		600	579
5.450% due 02/05/2013		300	302
6.875% due 04/25/2018		2,050	2,023
6.875% due 11/15/2018		42	41
8.680% due 05/02/2017		95	95
8.950% due 05/18/2017		95	95
MetLife Institutional Funding II
1.481% due 04/04/2014		7,000	6,989
Morgan Stanley
1.408% due 04/29/2013		9,900	9,333
2.953% due 05/14/2013		1,800	1,729
3.450% due 11/02/2015		31,000	28,572
6.000% due 05/13/2014		400	404
6.250% due 08/28/2017		900	882
6.625% due 04/01/2018		500	494
7.300% due 05/13/2019		600	612
National Australia Bank Ltd.
1.111% due 04/11/2014		12,500	12,383
Nationsbank Cap Trust III
0.953% due 01/15/2027		110	79
NIBC Bank NV
2.800% due 12/02/2014		50,000	52,272
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	11,223
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,994
Regions Financial Corp.
7.750% due 11/10/2014		9,600	9,744
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015		300	287
5.000% due 11/12/2013		100	90
7.640% due 03/29/2049		9,400	5,088
SLM Corp.
1.756% due 06/17/2013	EUR	1,150	1,421
5.000% due 04/15/2015		$10,000	9,631
5.050% due 11/14/2014		1,200	1,185
6.250% due 01/25/2016		7,800	7,593
8.450% due 06/15/2018		10,000	10,350
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	950	1,674
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	2,828
SSIF Nevada LP
1.101% due 04/14/2014		20,100	19,795

TECO Finance, Inc.
6.750% due 05/01/2015	125	140
UBS AG
1.425% due 01/28/2014	1,000	974
1.595% due 02/23/2012	2,600	2,603
5.875% due 12/20/2017	1,650	1,720
Wachovia Corp.
0.773% due 10/15/2016	35,100	31,267
5.500% due 05/01/2013	700	739
Weyerhaeuser Co.
6.950% due 08/01/2017	100	109
7.500% due 03/01/2013	6,000	6,288

		679,868

INDUSTRIALS 5.2%

Abbott Laboratories
5.150% due 11/30/2012	20	21
Alcoa, Inc.
5.550% due 02/01/2017 (h)	400	427
America Movil S.A.B. de C.V.
5.750% due 01/15/2015	75	83
Amgen, Inc.
6.150% due 06/01/2018	6,200	7,220
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	7,400	7,985
5.375% due 01/15/2020	6,900	8,103
AutoZone, Inc.
6.950% due 06/15/2016	800	930
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	95
Caterpillar, Inc.
0.649% due 05/21/2013	300	301
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	250	288
Comcast Corp.
4.950% due 06/15/2016	260	288
5.300% due 01/15/2014	225	243
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022	27	29
COX Communications, Inc.
7.125% due 10/01/2012	17	18
Daimler Finance North America LLC
1.742% due 09/13/2013	1,600	1,580
7.300% due 01/15/2012	7,169	7,182
Dow Chemical Co.
4.850% due 08/15/2012	17,600	18,009
6.000% due 10/01/2012	6,914	7,182
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	17,900	21,167
9.250% due 04/23/2019	300	358
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	130	139
General Electric Co.
5.000% due 02/01/2013	155	162
5.250% due 12/06/2017	47	54
General Mills, Inc.
5.650% due 09/10/2012	1,894	1,953
HCA, Inc.
6.500% due 02/15/2020	100	104
Hyundai Motor Manufacturing Czech sro
4.500% due 04/15/2015	100	103
JetBlue Airways Pass-Through Trust
0.921% due 06/15/2015	141	133
Kraft Foods, Inc.
6.250% due 06/01/2012	4,383	4,479
Kroger Co.
6.750% due 04/15/2012	10	10
Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,732
Lyondell Chemical Co.
8.000% due 11/01/2017	1,222	1,341
Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,692
Noble Group Ltd.
6.750% due 01/29/2020	3,000	2,610
Nokia OYJ
5.375% due 05/15/2019	750	758
Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,150
7.875% due 03/15/2019	400	479
Philip Morris International, Inc.
4.500% due 03/26/2020	250	285
4.875% due 05/16/2013	5,100	5,384
5.650% due 05/16/2018	11,200	13,262

Reynolds American, Inc.
6.750% due 06/15/2017	600	683
7.250% due 06/01/2012	4,420	4,528
RR Donnelley & Sons Co.
5.500% due 05/15/2015	5	5
6.125% due 01/15/2017	981	917
Statoil ASA
3.125% due 08/17/2017	800	845
Target Corp.
5.875% due 03/01/2012	12	12
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	9,367
Time Warner Cable, Inc.
5.400% due 07/02/2012	7,000	7,159
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,849
6.875% due 05/01/2012	12	12
TransCanada PipeLines Ltd.
7.125% due 01/15/2019	250	319
UAL Pass-Through Trust
10.400% due 05/01/2018	90	99
Vale Overseas Ltd.
6.875% due 11/21/2036	400	457
Volkswagen International Finance NV
1.191% due 04/01/2014	300	294
Volvo Treasury AB
5.950% due 04/01/2015	500	532
Wyeth
5.500% due 02/01/2014	35	38

		145,455

UTILITIES 3.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	5,000	5,113
American Electric Power Co., Inc.
5.250% due 06/01/2015	400	438
AT&T, Inc.
5.100% due 09/15/2014	410	452
5.500% due 02/01/2018	352	408
5.800% due 02/15/2019	750	886
6.700% due 11/15/2013	600	662
BellSouth Corp.
4.463% due 04/26/2021	25,600	25,886
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,700
Dominion Resources, Inc.
5.150% due 07/15/2015	117	131
5.600% due 11/15/2016	250	291
5.700% due 09/17/2012	1,520	1,571
DTE Energy Co.
1.227% due 06/03/2013	1,400	1,399
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	11,054
Nevada Power Co.
7.125% due 03/15/2019	1,130	1,413
NGPL PipeCo LLC
6.514% due 12/15/2012	13,225	13,363
Pacific Gas & Electric Co.
4.800% due 03/01/2014	226	243
Progress Energy, Inc.
6.850% due 04/15/2012	179	182
PSEG Power LLC
5.320% due 09/15/2016	346	386
Qwest Corp.
6.500% due 06/01/2017	300	329
Southern California Edison Co.
5.000% due 01/15/2014	50	54
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	158
Verizon Communications, Inc.
5.550% due 02/15/2016	312	358
6.100% due 04/15/2018	16,000	19,242
6.350% due 04/01/2019	17	21
8.750% due 11/01/2018	750	1,014

Vodafone Group PLC
5.625% due 02/27/2017	25	29

		90,783

Total Corporate Bonds & Notes (Cost $915,338)		916,106

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	128
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	120
7.550% due 04/01/2039	700	857
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	114
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	590
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	191
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2010
2.605% due 03/15/2014	1,100	1,145
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	254

		3,504

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,285
Cook County, Illinois Township High School District No. 21 J Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2015	3,000	2,612
0.000% due 12/01/2017	2,500	1,977
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.457% due 01/01/2019	250	256

		6,130

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	9,300	9,301
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	137

		9,438

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,204
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.643% due 12/15/2013	345	368
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	636
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	118

		2,326

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	2,000	2,546

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2005
5.250% due 06/01/2019	235	240

Total Municipal Bonds & Notes (Cost $23,208)		24,184

U.S. GOVERNMENT AGENCIES 22.8%
Fannie Mae
0.354% due 07/25/2037	1,351	1,298
0.604% due 04/25/2037	1,397	1,391
0.694% due 11/25/2032	2	2
0.724% due 11/25/2040	3,262	3,252
0.774% due 11/25/2040	2,887	2,880
0.844% due 06/25/2041	22,739	22,717
0.974% due 02/25/2041	1,041	1,051
1.418% due 10/01/2044	79	80
1.758% due 04/01/2027	6	6
2.423% due 02/01/2035	50	52

2.590% due 06/01/2035	5,309	5,606
2.722% due 10/01/2037	50	53
3.000% due 02/01/2027	6,000	6,179
4.000% due 04/01/2023 - 01/01/2042	255,081	268,293
4.500% due 11/01/2015 - 01/01/2042	75,056	80,008
4.774% due 01/01/2027	46	47
5.000% due 03/01/2034 - 03/01/2035	2,588	2,799
5.022% due 03/01/2034	90	96
5.284% due 11/01/2035	82	89
5.500% due 09/01/2024 - 01/01/2042	57,248	62,424
5.634% due 05/01/2037	109	117
5.711% due 06/01/2036	70	75
5.815% due 02/01/2037 - 05/01/2037	212	229
6.000% due 09/25/2016 - 02/01/2042	8,331	9,197
6.209% due 09/01/2036	89	95
6.292% due 12/25/2042	277	318
6.500% due 01/01/2013 - 06/25/2044	17,197	20,560
7.000% due 05/01/2012 - 05/01/2032	116	132
7.500% due 03/01/2015 - 07/25/2041	111	119
8.000% due 06/01/2015 - 08/01/2031	28	31
8.400% due 08/25/2019	1	1
12.000% due 05/01/2016	1	1
Freddie Mac
0.428% due 07/15/2019 - 08/15/2019	4,199	4,191
0.508% due 02/15/2019	139	139
0.778% due 10/15/2040	3,471	3,464
0.878% due 12/15/2037	2,891	2,904
3.164% due 05/01/2035	87	92
4.500% due 05/01/2030 - 11/01/2039	21,254	22,617
4.875% due 06/13/2018	200	241
5.000% due 10/01/2033 - 07/01/2041	25,001	26,904
5.500% due 06/01/2017 - 07/01/2038	4,138	4,505
5.929% due 05/01/2037	143	155
6.000% due 09/01/2013 - 11/01/2037	1,028	1,139
6.500% due 12/01/2021 - 07/25/2043	379	424
7.000% due 04/01/2032 - 01/01/2033	83	97
7.500% due 05/01/2015	1	1
8.400% due 08/15/2021	2	2
8.500% due 04/15/2025	165	190
Ginnie Mae
0.733% due 10/16/2030	16	16
0.883% due 02/16/2030	380	382
0.933% due 02/16/2030	241	243
1.625% due 07/20/2034	65	67
2.125% due 11/20/2025	7	7
2.250% due 11/20/2034	6	6
2.375% due 03/20/2028 - 06/20/2032	185	191
2.500% due 11/20/2017	15	15
3.000% due 03/20/2020	5	5
3.500% due 12/20/2017	10	11
5.500% due 01/15/2017 - 11/20/2032	16,508	19,009
6.000% due 07/20/2015	1	1
6.500% due 01/20/2034 - 08/20/2034	49	57
7.000% due 07/15/2031 - 12/15/2032	47	55
7.500% due 04/20/2027 - 01/15/2031	285	287
8.000% due 04/15/2017 - 11/15/2022	443	495
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	10	12
Small Business Administration
4.340% due 03/01/2024	42	46
4.504% due 02/10/2014	12	12
4.727% due 02/10/2019	30,261	32,412
4.750% due 07/01/2025	10,953	12,017
5.130% due 09/01/2023	11	12
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (c)	1,000	1,050
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,143
5.290% due 08/01/2017	5,000	5,362

Total U.S. Government Agencies (Cost $615,868)		630,177

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2021 (g)(i)	85,388	91,386
2.000% due 01/15/2026	46,201	56,820
2.375% due 01/15/2025	13,813	17,569
U.S. Treasury Notes
0.875% due 12/31/2016 (a)	23,400	23,451
1.375% due 11/30/2018	6,300	6,323
1.500% due 08/31/2018	62,000	62,930
2.000% due 11/15/2021	1,600	1,618
2.125% due 08/15/2021	1,400	1,435
2.625% due 08/15/2020 (g)(i)	32,500	35,052
2.625% due 11/15/2020	18,600	20,021

3.375% due 11/15/2019		2,900	3,306
3.500% due 05/15/2020		13,100	15,067
3.625% due 02/15/2020 (g)(i)		12,100	14,032
3.625% due 02/15/2021 (g)(i)		98,400	114,221

Total U.S. Treasury Obligations (Cost $456,230)			463,231

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
5.323% due 10/25/2035		276	220
American Home Mortgage Investment Trust
2.294% due 02/25/2045		1,166	863
2.301% due 09/25/2045		5,720	4,127
Banc of America Funding Corp.
2.656% due 02/20/2036		1,013	845
2.695% due 05/25/2035		1,791	1,748
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		6,687	6,056
Banc of America Mortgage Securities, Inc.
2.841% due 02/25/2034		238	196
5.500% due 07/25/2035		531	508
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035		839	782
2.723% due 04/25/2033		55	48
2.821% due 02/25/2033		57	46
2.827% due 07/25/2034		123	99
2.853% due 02/25/2034		162	138
2.905% due 01/25/2035		158	121
3.016% due 03/25/2035		324	306
5.680% due 02/25/2033		52	49
Bear Stearns Alt-A Trust
2.419% due 10/25/2033		47	36
2.592% due 05/25/2035		2,947	2,162
2.772% due 09/25/2035		1,032	655
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	106
5.471% due 01/12/2045		300	339
Chase Mortgage Finance Corp.
6.000% due 03/25/2037		1,742	1,425
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035		483	474
5.500% due 12/25/2036		9,527	8,928
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		8,612	7,691
2.726% due 03/25/2034		140	121
5.611% due 09/25/2037 ^		66	37
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		145	154
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		600	653
Countrywide Alternative Loan Trust
1.208% due 12/25/2035		180	98
6.000% due 10/25/2032		0	1
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035		244	135
2.745% due 02/20/2035		2,726	2,099
2.751% due 11/25/2034		1,600	1,156
5.000% due 08/25/2019		236	241
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		40	30
Credit Suisse Mortgage Capital Certificates
0.448% due 10/15/2021		934	861
5.311% due 12/15/2039		145	155
5.661% due 03/15/2039		100	108
5.713% due 06/15/2039		240	241
6.205% due 02/15/2041		12,100	13,100
CW Capital Cobalt Ltd.
5.223% due 08/15/2048		145	155
First Horizon Alternative Mortgage Securities
2.250% due 09/25/2035		125	75
First Horizon Asset Securities, Inc.
5.500% due 01/25/2035		718	701
Granite Master Issuer PLC
0.385% due 12/20/2054		1,414	1,351
0.892% due 12/20/2054	GBP	1,414	2,079
Granite Mortgages PLC
1.354% due 01/20/2044		241	357
1.450% due 09/20/2044		1,392	2,063
1.959% due 01/20/2044	EUR	265	331
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		200	217
GS Mortgage Securities Corp.
1.142% due 03/06/2020		2,701	2,679

GSR Mortgage Loan Trust
2.722% due 09/25/2035	545	498
Harborview Mortgage Loan Trust
0.475% due 01/19/2038	9,678	5,626
Indymac ARM Trust
1.716% due 01/25/2032	59	47
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	315	342
5.740% due 02/12/2049	60	65
5.882% due 02/15/2051	395	431
JPMorgan Mortgage Trust
4.756% due 02/25/2034	236	230
5.024% due 02/25/2035	783	762
MASTR Reperforming Loan Trust
8.000% due 07/25/2035	260	270
Mellon Residential Funding Corp.
0.708% due 08/15/2032	505	453
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	1,165	758
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	235	254
5.485% due 03/12/2051	400	422
5.743% due 06/12/2050	150	159
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035	240	198
Morgan Stanley Capital
5.610% due 04/15/2049	476	494
5.692% due 04/15/2049	4,400	4,678
5.809% due 12/12/2049	310	343
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036	414	310
Morgan Stanley Re-REMIC Trust
5.790% due 08/15/2045	15,000	16,887
Prime Mortgage Trust
0.694% due 02/25/2019	25	24
0.694% due 02/25/2034	278	259
Residential Funding Mortgage Securities
3.033% due 09/25/2035	566	355
5.423% due 09/25/2035	2,816	2,124
Structured Adjustable Rate Mortgage Loan Trust
2.532% due 07/25/2034	471	408
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035	2,734	2,179
1.125% due 10/19/2033	61	44
Structured Asset Securities Corp.
2.545% due 02/25/2032	24	22
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	1,096	1,086
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	2,782	2,490
5.509% due 04/15/2047	300	318
WaMu Mortgage Pass-Through Certificates
0.584% due 10/25/2045	773	558
0.614% due 01/25/2045	228	171
1.408% due 11/25/2042	189	147
2.468% due 02/27/2034	5	5
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	149	154
Wells Fargo Mortgage-Backed Securities Trust
2.608% due 11/25/2034	6,560	6,144
2.666% due 03/25/2036	3,030	2,353
2.690% due 03/25/2035	590	503
2.690% due 06/25/2035	352	322
2.948% due 01/25/2035	5,023	4,630

Total Mortgage-Backed Securities (Cost $127,093)		124,797

ASSET-BACKED SECURITIES 1.7%
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	2,024	1,977
Carrington Mortgage Loan Trust
0.394% due 05/25/2036	72	71
Centex Home Equity
4.670% due 09/25/2034	501	484
Conseco Finance
7.550% due 04/15/2032	13	13
Countrywide Asset-Backed Certificates
1.334% due 02/25/2035	32	32
First Franklin Mortgage Loan Asset-Backed Certificates
0.404% due 11/25/2036	10,561	9,854
First NLC Trust
0.994% due 12/25/2035	51	50
Freemont Home Loan Owner Trust
1.084% due 12/25/2029	128	82

Galaxy CLO Ltd.
0.658% due 04/25/2019		9,863	9,159
Hillmark Funding
0.729% due 05/21/2021		6,800	6,212
HSBC Home Equity Loan Trust
0.545% due 01/20/2035		17	15
0.575% due 01/20/2034		1,945	1,772
JPMorgan Mortgage Acquisition Corp.
0.354% due 11/25/2036		6	6
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		87	64
Nationstar Home Equity Loan Trust
0.354% due 06/25/2037		101	100
Nelnet Student Loan Trust
1.118% due 07/25/2018		221	222
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		4,356	4,351
Residential Asset Securities Corp.
0.664% due 09/25/2035		11	11
SLM Student Loan Trust
0.498% due 04/26/2021		198	196
0.718% due 01/25/2015		90	90
3.500% due 08/17/2043		11,311	11,152
South Carolina Student Loan Corp.
0.868% due 01/25/2021		155	154
Structured Asset Securities Corp.
0.524% due 07/25/2035		89	83
1.757% due 04/25/2035		2,493	1,914

Total Asset-Backed Securities (Cost $48,222)			48,064

SOVEREIGN ISSUES 4.6%
Canada Government Bond
2.000% due 06/01/2016	CAD	16,300	16,518
2.750% due 09/01/2016		1,300	1,361
3.250% due 06/01/2021		900	982
3.750% due 06/01/2019		500	562
Canada Housing Trust No. 1
3.750% due 03/15/2020		23,200	25,353
3.800% due 06/15/2021		500	549
Export-Import Bank of Korea
4.125% due 09/09/2015		$100	103
5.125% due 06/29/2020		1,400	1,472
5.875% due 01/14/2015		5,300	5,711
8.125% due 01/21/2014		500	555
Hydro Quebec
0.625% due 09/29/2049		5,000	3,974
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,371
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	3,800	4,646
Korea Development Bank
3.250% due 03/09/2016		$8,000	7,922
8.000% due 01/23/2014		2,500	2,752
Korea Government Bond
4.250% due 06/01/2013		135	140
4.875% due 09/22/2014		900	973
7.125% due 04/16/2019		2,200	2,755
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,189
Panama Government International Bond
7.250% due 03/15/2015		700	810
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	100	102
4.300% due 06/18/2042		200	231
Province of Ontario Canada
3.150% due 06/02/2022		200	200
4.000% due 06/02/2021		2,800	3,022
4.200% due 03/08/2018		100	110
4.200% due 06/02/2020		200	219
4.300% due 03/08/2017		600	660
4.400% due 06/02/2019		1,100	1,225
5.500% due 06/02/2018		300	352
Province of Quebec Canada
4.250% due 12/01/2021		3,900	4,259
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		900	1,002
4.500% due 12/01/2018		400	446
4.875% due 05/05/2014		$220	240
5.125% due 11/14/2016		25	29
Russia Government International Bond
7.500% due 03/31/2030		8,267	9,620
Societe Financement de l’Economie Francaise
0.603% due 07/16/2012		1,000	1,002
2.125% due 05/20/2012	EUR	2,000	2,596

South Africa Government International Bond
7.375% due 04/25/2012		$50	51
Turkey Government International Bond
7.000% due 09/26/2016		7,300	8,039
7.500% due 07/14/2017		4,200	4,746
United Kingdom Gilt
4.250% due 09/07/2039	GBP	1,700	3,241

Total Sovereign Issues (Cost $128,095)			127,201

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% due 12/31/2049		16,800	17,728

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	2

Total Convertible Preferred Securities (Cost $12,938)			17,730

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Citigroup, Inc.
6.150% due 12/15/2012		245,000	1,748
DG Funding Trust
2.700% due 12/31/2049		912	6,850
Farm Credit Bank
10.000% due 12/31/2049		4,000	4,682

Total Preferred Securities (Cost $15,353)			13,280

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.6%
CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.000% due 02/15/2012		$11,100	11,080
Bank of Nova Scotia
0.705% due 10/18/2012		700	701
Itau Unibanco Holding S.A.
0.000% due 02/06/2012		22,600	22,565

			34,346

COMMERCIAL PAPER 0.7%
Erste Abwicklungsanstalt
0.356% due 01/11/2012		12,700	12,699
Kells Funding LLC
0.290% due 01/10/2012		6,000	6,000

			18,699

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.060% due 01/03/2012		5,000	5,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,181. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		5,731	5,731

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 01/15/2013 valued at $5,848. Repurchase proceeds are $5,731.)
			10,731

JAPAN TREASURY BILLS 7.3%
0.100% due 01/30/2012 - 03/26/2012 (b)	JPY	15,520,000	201,602

U.S. TREASURY BILLS 0.2%
0.039% due 02/02/2012 - 06/28/2012 (b)(f)(g)		$5,580	5,579

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 7.8%
	21,597,292	216,275

Total Short-Term Instruments (Cost $484,436)		487,232

Total Investments 103.1% (Cost $2,829,136)		$2,854,344
Written Options (k) (0.0%) (Premiums $3,951)		(363)
Other Assets and Liabilities (Net) (3.1%)		(86,153)

Net Assets 100.0%		$2,767,828

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $1,430 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(g)	Securities with an aggregate market value of $6,771 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $29,112 at a weighted average interest rate of 0.063%. On December 31, 2011, securities valued at $427 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $10,927 and cash of $2 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	22	$11
90-Day Eurodollar December Futures	Long	12/2013	164	51
90-Day Eurodollar June Futures	Long	06/2013	870	881
90-Day Eurodollar June Futures	Long	06/2014	236	23
90-Day Eurodollar March Futures	Long	03/2013	1,898	2,063
90-Day Eurodollar March Futures	Long	03/2014	227	236
90-Day Eurodollar September Futures	Long	09/2013	261	324
U.S. Treasury 5-Year Note March Futures	Long	03/2012	1,290	141
U.S. Treasury 10-Year Note March Futures	Long	03/2012	4,025	4,822

				$8,552

(j)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.435%	$500	$(12)	$(12)	$0
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%	25,000	(306)	(310)	4
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.422%	20,000	(335)	(77)	(258)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	1,000	(13)	(16)	3
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.306%	3,400	(34)	(39)	5
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	1,200	(15)	(12)	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	200	(3)	(2)	(1)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)
China Government International Bond	RYL	1.000%	03/20/2015	1.087%	10,000	(24)	137	(161)
China Government International Bond	UAG	1.000%	03/20/2015	1.087%	25,000	(59)	355	(414)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%	4,000	(18)	(30)	12
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.928%	30,000	74	(1,100)	1,174
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.090%	3,900	(12)	2	(14)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%	3,000	(14)	(24)	10
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.928%	10,000	25	(366)	391
France Government Bond	CBK	0.250%	12/20/2015	1.997%	800	(52)	(21)	(31)
France Government Bond	CBK	0.250%	09/20/2016	2.128%	3,100	(253)	(178)	(75)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	7,700	(630)	(295)	(335)
General Electric Capital Corp.	BRC	1.670%	03/20/2013	1.612%	12,100	16	0	16
General Electric Capital Corp.	BRC	1.270%	06/20/2013	1.758%	15,000	(99)	0	(99)
General Electric Capital Corp.	RYL	1.270%	06/20/2013	1.758%	10,000	(66)	0	(66)
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.447%	2,600	(286)	(180)	(106)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%	3,300	(126)	(55)	(71)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%	1,500	(165)	(102)	(63)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.838%	1,200	(39)	(27)	(12)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.922%	1,300	(49)	(22)	(27)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.838%	1,200	(40)	(27)	(13)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	1,300	(143)	(89)	(54)

Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%			400	(4)	6	(10)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%			700	(7)	6	(13)
Merrill Lynch & Co., Inc.	UAG	1.000%	09/20/2012	4.898%			4,300	(118)	(115)	(3)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%			5,000	(26)	(38)	12
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.135%			3,000	(15)	(24)	9
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.859%			1,800	(245)	(59)	(186)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%			10,400	(1,418)	(360)	(1,058)
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.724%			6,728	21	23	(2)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%			14,600	(1,469)	(964)	(505)
Spain Government Bond	CBK	1.000%	03/20/2016	3.724%			3,000	(302)	(182)	(120)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%			300	(30)	(20)	(10)
Spain Government Bond	MYC	1.000%	03/20/2016	3.724%			2,400	(242)	(145)	(97)
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.441%		EUR	4,900	(49)	(69)	20
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.828%	$		2,000	15	26	(11)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%			900	6	17	(11)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%			1,800	21	9	12
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%			200	2	4	(2)
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.792%			50,000	423	750	(327)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%			2,200	13	38	(25)

								$(6,108)	$(3,592)	$(2,516)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$3,800	$278	$275	$3
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	600	43	79	(36)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	45,800	3,352	5,885	(2,533)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	600	44	68	(24)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,200	87	134	(47)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,100	89	144	(55)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	1,300	104	108	(4)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	16	25	(9)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	5,700	458	744	(286)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	500	40	65	(25)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	700	60	80	(20)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	9	14	(5)
CDX.HY-8 5-Year Index 35-100%	CBK	0.350%	06/20/2012	5,880	8	0	8
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	4,742	7	0	7
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012	1,328	2	0	2
CDX.IG-9 5-Year Index 30-100%	BRC	0.750%	12/20/2012	12,635	98	0	98
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	8,198	59	0	59
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	579	8	0	8
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	13	0	13
CDX.IG-10 5-Year Index 30-100%	GST	0.460%	06/20/2013	2,024	14	0	14

					$4,792	$7,621	$(2,829)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BRC	BRL	4,300	$132	$(2)	$134
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		1,600	1	(1)	2
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		6,600	5	(3)	8
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		1,900	13	(4)	17
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		2,700	23	0	23
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		105,800	1,731	(3)	1,734
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		1,000	15	(1)	16
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		13,100	220	3	217
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		6,600	111	2	109
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		55,000	888	0	888
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		1,800	35	5	30
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,600	54	11	43
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		11,000	220	32	188
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		8,900	189	34	155
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		1,200	1	(3)	4

Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	4,400	4	(9)	13
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG	5,000	14	(6)	20
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC	2,100	7	1	6
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG	2,900	33	0	33
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS	1,800	41	0	41
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM	4,000	97	(1)	98
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG	2,000	51	6	45
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS	900	27	6	21
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM	114,000	3,579	947	2,632

						$7,491	$1,014	$6,477

(k)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	340	$269	$(27)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$114,400	$587	$(155)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,000	194	(9)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,800	19	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	4,500	20	(16)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	31,100	86	(110)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	93,400	808	(37)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	35,600	341	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,400	66	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,200	245	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	31,100	323	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,000	131	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	25,700	270	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	25,000	245	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	43,400	347	(1)

							$3,682	$(336)

(l)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$180,000	$187,425	$(189,141)
Fannie Mae	5.000%	01/01/2042	1,000	1,070	(1,080)
Freddie Mac	5.000%	01/01/2042	25,000	26,720	(26,867)

				$215,215	$(217,088)

(m)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,000	01/2012	FBL	$0	$(16)	$(16)
Sell		600	01/2012	HUS	0	(9)	(9)
Sell		3,481	02/2012	CBK	5	(34)	(29)
Buy	BRL	3,958	01/2012	HUS	12	0	12
Sell		3,958	01/2012	HUS	28	0	28
Buy		43,502	01/2012	JPM	131	0	131
Sell		43,502	01/2012	JPM	74	(27)	47
Buy		72,882	01/2012	MSC	23	(1,711)	(1,688)
Sell		72,882	01/2012	MSC	23	(211)	(188)
Buy		9,606	01/2012	UAG	29	0	29
Sell		9,606	01/2012	UAG	70	(10)	60
Buy		41,026	03/2012	JPM	14	0	14
Sell	CAD	3,678	02/2012	BRC	4	(33)	(29)
Sell		6,261	02/2012	CBK	2	(64)	(62)
Sell		28,863	02/2012	DUB	0	(66)	(66)
Sell		412	02/2012	GST	0	(4)	(4)
Sell		10,386	02/2012	JPM	9	(85)	(76)
Sell		2,263	02/2012	MSC	0	(17)	(17)
Sell		4,215	02/2012	RBC	1	(37)	(36)
Sell		929	02/2012	UAG	0	(12)	(12)
Buy	CNY	6,426	02/2012	HUS	14	0	14
Buy		3,195	06/2012	BRC	2	0	2
Sell		5,124	06/2012	BRC	0	(5)	(5)
Buy		31,670	06/2012	CBK	8	(4)	4
Buy		8,294	06/2012	DUB	0	(10)	(10)
Sell		2,555	06/2012	FBL	0	(2)	(2)
Buy		43,432	06/2012	HUS	26	0	26
Buy		44,609	06/2012	JPM	27	(16)	11
Sell		10,223	06/2012	JPM	0	(7)	(7)
Buy		8,923	06/2012	MSC	2	0	2

Buy		54,434	06/2012	RYL	55	0	55
Sell		3,198	06/2012	UAG	0	(3)	(3)
Buy		41,312	02/2013	CBK	0	(44)	(44)
Buy		3,786	02/2013	GST	0	(7)	(7)
Buy		30,000	02/2013	HUS	0	(30)	(30)
Sell	EUR	16,977	01/2012	BRC	1,167	0	1,167
Sell		8,367	01/2012	CBK	121	0	121
Sell		23,229	01/2012	DUB	1,204	0	1,204
Sell		23,845	01/2012	FBL	994	0	994
Buy		23,845	01/2012	GST	0	(423)	(423)
Sell		3,000	01/2012	GST	41	0	41
Buy		1,409	01/2012	JPM	0	(10)	(10)
Sell		13,865	01/2012	JPM	730	0	730
Buy		11,365	01/2012	MSC	26	0	26
Sell		2,197	01/2012	MSC	32	0	32
Sell		5,000	01/2012	RBC	182	0	182
Sell		6,300	01/2012	UAG	190	0	190
Sell		23,845	02/2012	GST	425	0	425
Sell	GBP	2,938	01/2012	BRC	44	0	44
Buy		2,058	01/2012	CBK	0	(1)	(1)
Sell		700	01/2012	DUB	0	0	0
Sell		11,767	01/2012	GST	137	0	137
Buy		13,347	01/2012	RBC	0	(174)	(174)
Buy		170	02/2012	BRC	2	0	2
Sell		293	02/2012	CBK	0	(1)	(1)
Sell		13,347	02/2012	RBC	173	0	173
Sell	IDR	14,471,000	01/2012	BRC	40	0	40
Buy		15,000,000	01/2012	CBK	0	(31)	(31)
Buy		28,274,893	01/2012	JPM	0	(105)	(105)
Sell		16,285,125	01/2012	MSC	35	0	35
Sell		10,043,000	01/2012	UAG	21	0	21
Sell		2,893,000	07/2012	BRC	4	0	4
Sell		494,068	07/2012	GST	1	0	1
Buy		30,097,300	07/2012	HUS	0	(142)	(142)
Sell		29,186,000	07/2012	HUS	38	0	38
Sell	INR	81,472	07/2012	DUB	129	0	129
Sell		281,168	07/2012	JPM	438	0	438
Buy		362,640	07/2012	UAG	0	(1,290)	(1,290)
Sell	JPY	2,465	01/2012	CBK	0	0	0
Sell		50,752	01/2012	DUB	2	0	2
Sell		2,101	01/2012	GST	0	0	0
Sell		2,465	01/2012	JPM	0	0	0
Sell		504	01/2012	UAG	0	0	0
Sell		70,504	02/2012	BRC	0	0	0
Sell		441,415	02/2012	CBK	0	(74)	(74)
Sell		70,504	02/2012	DUB	0	0	0
Sell		524,612	02/2012	HUS	0	(109)	(109)
Sell		70,959	02/2012	JPM	0	0	0
Sell		70,504	02/2012	UAG	0	0	0
Sell		661,503	02/2012	WST	0	(137)	(137)
Sell		5,407,940	03/2012	BRC	0	(863)	(863)
Sell		2,764,980	03/2012	CBK	0	(459)	(459)
Sell		5,427,080	03/2012	JPM	0	(867)	(867)
Sell	KRW	24,076,298	02/2012	CBK	786	0	786
Sell		535,000	02/2012	GST	13	0	13
Sell		1,355,000	02/2012	JPM	27	0	27
Sell		542,000	02/2012	MSC	10	0	10
Buy		26,508,298	02/2012	UAG	0	(2,073)	(2,073)
Buy	MXN	13,520	03/2012	HUS	0	(36)	(36)
Sell		14,621	03/2012	UAG	58	0	58
Sell	MYR	12,842	04/2012	CBK	121	0	121
Buy		12,842	04/2012	UAG	0	(199)	(199)
Sell	PHP	225,051	03/2012	BRC	128	0	128
Buy		74,100	03/2012	CBK	0	(18)	(18)
Sell		12,000	03/2012	CBK	0	(4)	(4)
Sell		25,710	03/2012	GST	14	0	14
Buy		18,000	03/2012	HUS	0	(3)	(3)
Buy		265,550	03/2012	JPM	0	(49)	(49)
Sell		114,451	03/2012	JPM	8	(18)	(10)
Buy		19,561	03/2012	MSC	0	(3)	(3)
Buy	TWD	40,264	01/2012	BRC	0	(77)	(77)
Sell		12,776	01/2012	BRC	0	(5)	(5)
Sell		27,488	01/2012	MSC	0	(8)	(8)
Sell	ZAR	660	01/2012	BRC	0	0	0
Buy		4,560	01/2012	JPM	0	(63)	(63)
Sell		3,900	01/2012	JPM	4	0	4

					$7,904	$(9,706)	$(1,802)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$2,342	$0	$2,342
Corporate Bonds & Notes
Banking & Finance	0	679,868	0	679,868
Industrials	0	145,327	128	145,455
Utilities	0	90,783	0	90,783
Municipal Bonds & Notes
California	0	3,504	0	3,504
Illinois	0	6,130	0	6,130
New Jersey	0	9,438	0	9,438
New York	0	2,326	0	2,326
Texas	0	2,546	0	2,546
Virginia	0	240	0	240
U.S. Government Agencies	0	630,177	0	630,177
U.S. Treasury Obligations	0	463,231	0	463,231
Mortgage-Backed Securities	0	124,797	0	124,797
Asset-Backed Securities	0	41,852	6,212	48,064
Sovereign Issues	0	127,201	0	127,201
Convertible Preferred Securities
Banking & Finance	17,728	0	0	17,728
Industrials	0	0	2	2
Preferred Securities
Banking & Finance	0	6,430	6,850	13,280
Short-Term Instruments
Certificates of Deposit	0	34,346	0	34,346
Commercial Paper	0	18,699	0	18,699
Repurchase Agreements	0	10,731	0	10,731
Japan Treasury Bills	0	201,602	0	201,602
U.S. Treasury Bills	0	5,579	0	5,579
PIMCO Short-Term Floating NAV Portfolio	216,275	0	0	216,275
	$234,003	$2,607,149	$13,192	$2,854,344
Short Sales, at value	$0	$(217,088)	$0	$(217,088)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,883	0	1,883
Foreign Exchange Contracts	0	7,904	0	7,904
Interest Rate Contracts	8,552	6,477	0	15,029
	$8,552	$16,264	$0	$24,816

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,228)	0	(7,228)
Foreign Exchange Contracts	0	(9,706)	0	(9,706)
Interest Rate Contracts	0	(363)	0	(363)

	$0	$(17,297)	$0	$(17,297)

Totals	$242,555	$2,389,028	$13,192	$2,644,775

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,522	$0	$(3,572)	$0	$796	$(746)	$0	$0	$0	$0
Industrials	301	142	(303)	(4)	(2)	(6)	0	0	128	(4)
Asset-Backed Securities	6,326	0	0	32	0	(146)	0	0	6,212	(146)
Sovereign Issues	5,372	0	(5,383)	0	0	11	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	2	0	0	2	2
Preferred Securities
Banking & Finance	6,927	0	0	0	0	(77)	0	0	6,850	(77)

	22,448	142	(9,258)	28	794	(962)	0	0	13,192	(225)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(924)	$0	$0	$0	$574	$350	$0	$0	$0	$0

Totals	$21,524	$142	$(9,258)	$28	$1,368	$(612)	$0	$0	$13,192	$(225)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.1%
GOVERNMENT AGENCY DEBT 18.4%
Ally Financial, Inc.
1.750% due 10/30/2012 (b)	$3,800	$3,845
Banco Bilbao Vizcaya Argentaria Puerto Rico
2.450% due 06/22/2012 (b)	5,000	5,050
Bank of America Corp.
0.950% due 06/22/2012 (b)	3,650	3,659
3.125% due 06/15/2012 (b)	5,111	5,178
Citibank N.A.
1.875% due 06/04/2012 (b)	820	826
Citigroup Funding, Inc.
0.879% due 03/30/2012 (b)	1,485	1,487
Freddie Mac
5.125% due 07/15/2012	3,250	3,334
General Electric Capital Corp.
0.740% due 03/12/2012 (b)	1,550	1,551
2.200% due 06/08/2012 (b)	4,582	4,621
2.250% due 03/12/2012 (b)	3,828	3,843
Goldman Sachs Group, Inc.
2.150% due 03/15/2012 (b)	2,100	2,108
3.250% due 06/15/2012 (b)	10,000	10,137
John Deere Capital Corp.
2.875% due 06/19/2012 (b)	400	405
JPMorgan Chase & Co.
0.776% due 06/15/2012 (b)	2,400	2,404
2.125% due 06/22/2012 (b)	200	202
2.200% due 06/15/2012 (b)	1,900	1,917
KeyBank N.A.
3.200% due 06/15/2012 (b)	8,493	8,607
Morgan Stanley
0.724% due 02/10/2012 (b)	2,495	2,496
0.742% due 03/13/2012 (b)	8,300	8,306
0.913% due 06/20/2012 (b)	6,400	6,414
1.950% due 06/20/2012 (b)	1,482	1,494
2.250% due 03/13/2012 (b)	3,300	3,313
PNC Funding Corp.
2.300% due 06/22/2012 (b)	1,000	1,010
State Street Corp.
2.150% due 04/30/2012 (b)	1,288	1,296
U.S. Bancorp
1.800% due 05/15/2012 (b)	11,496	11,563

		95,066

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 29.0%
BNP Paribas Securities Corp.
0.150% due 01/03/2012	25,000	25,000
(Dated 12/30/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $25,896. Repurchase proceeds are $25,000.)
Citigroup Global Markets, Inc.
0.070% due 01/03/2012	50,000	50,000
(Dated 12/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $50,948. Repurchase proceeds are $50,000.)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012	50,000	50,000
(Dated 12/30/2011. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $51,846. Repurchase proceeds are $50,001.)
JPMorgan Securities, Inc.
0.070% due 01/03/2012	20,400	20,400
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $20,812. Repurchase proceeds are $20,400.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	3,929	3,929

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $4,010. Repurchase proceeds are $3,929.)
		149,329

OTHER NOTES 0.7%
Goldman Sachs Group, Inc.
0.615% due 02/06/2012	580	580
Swedbank AB
2.800% due 02/10/2012	3,000	3,007

		3,587

TREASURY DEBT 7.8%
U.S. Treasury Bills
0.104% due 12/13/2012 (a)	40,100	40,061

TREASURY REPURCHASE AGREEMENTS 44.2%
Banc of America Securities LLC
0.050% due 01/03/2012	15,000	15,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $15,379. Repurchase proceeds are $15,000.)
0.060% due 01/03/2012	5,000	5,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,181. Repurchase proceeds are $5,000.)
Bank of Nova Scotia
0.050% due 01/03/2012	51,200	51,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $52,333. Repurchase proceeds are $51,200.)
Barclays Capital, Inc.
0.050% due 01/03/2012	25,000	25,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2027 valued at $25,529. Repurchase proceeds are $25,000.)
Credit Suisse Securities (USA) LLC
0.050% due 01/03/2012	8,800	8,800
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $8,984. Repurchase proceeds are $8,800.)
Deutsche Bank Securities, Inc.
0.030% due 01/03/2012	21,600	21,600
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2037 valued at $22,018. Repurchase proceeds are $21,600.)
Morgan Stanley & Co., Inc.
0.050% due 01/03/2012	2,000	2,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $2,018. Repurchase proceeds are $2,000.)
RBC Capital Markets LLC
0.050% due 01/03/2012	51,200	51,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $52,139. Repurchase proceeds are $51,200.)
RBS Securities, Inc.
0.050% due 01/03/2012	24,000	24,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2021 valued at $24,531. Repurchase proceeds are $24,000.)
TD Securities (USA) LLC
0.040% due 01/03/2012	24,000	24,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% - 4.500% due 03/31/2012 - 04/15/2012 valued at $24,697. Repurchase proceeds are $24,000.)

		227,800

Total Short-Term Instruments (Cost $515,843)		515,843

Total Investments 100.1% (Cost $515,843)		$515,843
Other Assets and Liabilities (Net) (0.1%)		(765)

Net Assets 100.0%		$515,078

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$95,066	$0	$95,066
Government Agency Repurchase Agreements	0	149,329	0	149,329
Other Notes	0	3,587	0	3,587
Treasury Debt	0	40,061	0	40,061
Treasury Repurchase Agreements	0	227,800	0	227,800

	$0	$515,843	$0	$515,843

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 130.5%
Fannie Mae
0.000% due 07/25/2022 (b)	$27	$26
0.317% due 12/25/2036	4,488	4,288
0.414% due 03/25/2034	935	929
0.444% due 08/25/2034 - 10/25/2035	9,753	9,548
0.534% due 06/25/2033	106	101
0.554% due 06/25/2032	298	301
0.594% due 03/25/2018	434	435
0.634% due 11/25/2032	191	176
0.644% due 11/25/2032	12	12
0.685% due 04/18/2028	4	4
0.744% due 05/25/2023	623	627
0.794% due 03/25/2017 - 07/25/2034	1,465	1,468
0.804% due 10/25/2031	76	76
0.963% due 02/25/2024	448	453
1.294% due 04/25/2032	415	426
1.313% due 04/25/2023	2	2
1.356% due 05/01/2033	433	444
1.418% due 08/01/2042 - 10/01/2044	3,231	3,264
1.696% due 08/01/2027	724	750
1.751% due 03/01/2032	85	88
1.922% due 02/01/2035	88	92
1.933% due 01/01/2035	157	166
1.942% due 01/01/2035	104	109
1.952% due 01/01/2035 - 03/01/2035	173	181
1.964% due 01/01/2035	493	519
2.038% due 05/01/2035	89	94
2.041% due 05/01/2035	562	591
2.106% due 02/01/2035	203	212
2.111% due 03/01/2035 - 04/01/2035	672	703
2.122% due 12/01/2034	723	748
2.129% due 11/01/2035	185	191
2.132% due 01/01/2035	85	89
2.172% due 10/01/2035	40	42
2.175% due 09/01/2034	687	714
2.187% due 12/01/2034	107	111
2.211% due 12/01/2034	15	15
2.218% due 03/01/2035	47	49
2.228% due 11/01/2034	43	45
2.250% due 03/01/2027	87	91
2.260% due 10/01/2028	12	12
2.279% due 10/01/2035	131	139
2.319% due 12/01/2035	581	608
2.343% due 02/01/2035	59	62
2.374% due 04/01/2033	218	227
2.379% due 02/01/2035	120	126
2.381% due 05/25/2035	367	384
2.390% due 02/01/2035	110	115
2.403% due 07/01/2035	206	217
2.404% due 08/01/2036	1,164	1,229
2.438% due 06/01/2030	13	13
2.461% due 07/01/2035	101	106
2.487% due 09/01/2035	623	658
2.494% due 05/01/2035	282	298
2.586% due 02/01/2035	105	111
2.625% due 07/01/2035	139	147
2.630% due 10/01/2032	264	266
3.000% due 02/01/2027	5,000	5,149
3.500% due 01/01/2027 - 01/01/2042	15,301	15,852
3.572% due 02/01/2036	339	343
3.915% due 05/01/2023	11	12
4.000% due 08/01/2018 - 01/01/2042	32,663	34,443
4.500% due 08/01/2020 - 02/01/2042	95,568	101,754
5.000% due 10/01/2016 - 01/01/2042	45,053	48,746
5.075% due 11/01/2018	1	1
5.310% due 11/01/2035	358	385
5.359% due 11/01/2035	347	374
5.500% due 08/01/2024 - 02/01/2042	48,624	52,965
5.990% due 08/01/2017	1,096	1,192
6.000% due 07/01/2017 - 02/01/2042	31,629	34,933
6.500% due 06/01/2021 - 01/01/2039	9,364	10,491
7.000% due 09/25/2023	1	2
7.500% due 09/01/2034	2	3
7.750% due 08/25/2022	29	33
8.200% due 04/25/2025	4	5
Federal Housing Administration
7.430% due 06/01/2019	76	76

Freddie Mac
0.428% due 08/15/2019	1,042	1,040
0.678% due 06/15/2032 - 12/15/2032	398	399
0.728% due 12/15/2031	256	257
0.778% due 09/15/2030	26	26
1.213% due 02/15/2021	434	434
1.388% due 11/25/2019 (a)	7,910	668
1.399% due 10/25/2044	2,048	2,005
1.418% due 02/25/2045	508	486
2.375% due 11/01/2031	61	64
2.385% due 02/01/2035	22	23
2.410% due 01/01/2034	40	43
2.452% due 07/01/2030	8	8
2.460% due 02/01/2028	154	157
2.477% due 01/01/2035	108	113
2.478% due 10/01/2036	776	819
2.498% due 02/01/2035	22	23
2.499% due 04/01/2035	353	372
2.520% due 09/01/2035	462	490
2.521% due 09/01/2035	2,103	2,226
2.566% due 02/01/2018	35	36
2.578% due 05/01/2032	21	21
2.592% due 01/01/2035	1,988	2,096
2.650% due 03/01/2035	37	39
2.651% due 02/01/2035	62	65
2.694% due 06/01/2035	76	80
2.699% due 03/01/2034	782	825
2.871% due 08/01/2036	86	92
3.500% due 12/15/2022	1	1
4.000% due 01/01/2042	33,000	34,619
4.201% due 08/01/2025	4	4
4.408% due 11/01/2028	4	4
4.500% due 03/15/2021 - 06/01/2041	38,492	40,815
4.748% due 03/01/2035	90	94
5.000% due 10/01/2029 - 05/01/2041	23,551	25,361
5.168% due 05/01/2035	310	329
5.500% due 12/01/2017 - 01/01/2042	28,144	30,596
6.000% due 01/01/2038 - 08/01/2039	11,924	13,120
6.500% due 12/15/2023 - 05/15/2028	847	969
8.000% due 06/15/2026	14	18
Ginnie Mae
0.483% due 02/16/2032 - 07/16/2032	231	231
0.533% due 08/16/2032	957	959
0.833% due 04/16/2032	221	223
1.625% due 07/20/2022 - 08/20/2026	19	20
2.000% due 09/20/2024 - 07/20/2025	13	13
2.375% due 02/20/2017 - 03/20/2027	19	19
2.500% due 12/20/2021	7	7
3.500% due 02/20/2018 - 02/01/2042	16,504	17,238
4.000% due 03/20/2016 - 02/01/2042	84,477	90,535
4.500% due 08/20/2033 - 01/01/2042	18,651	20,338
5.000% due 01/01/2042	25,000	27,695
5.500% due 02/15/2038 - 01/01/2042	8,242	9,255
6.000% due 02/15/2032 - 01/01/2042	7,164	8,126
6.500% due 07/15/2024 - 08/15/2038	1,782	2,040
7.500% due 08/15/2027	2	2

Total U.S. Government Agencies (Cost $666,512)		675,195

MORTGAGE-BACKED SECURITIES 11.8%
American Home Mortgage Assets
0.584% due 08/25/2037	2,000	151
American Home Mortgage Investment Trust
0.534% due 05/25/2047	276	30
Banc of America Funding Corp.
0.575% due 05/20/2035	160	80
5.743% due 01/20/2047	1,197	760
Banktrust Mortgage Trust
5.700% due 12/01/2023	29	27
Bear Stearns Alt-A Trust
3.846% due 08/25/2036 ^	5,564	1,125
5.017% due 11/25/2036	2,161	1,148
CBA Commercial Small Balance Commercial Mortgage
0.574% due 12/25/2036	560	393
CC Mortgage Funding Corp.
0.424% due 05/25/2048	1,576	697
0.574% due 01/25/2035	99	64
Citigroup Mortgage Loan Trust, Inc.
1.094% due 08/25/2035	1,167	839
Commercial Mortgage Pass-Through Certificates
0.491% due 02/05/2019	2,000	1,892
Countrywide Alternative Loan Trust
0.485% due 07/20/2046	250	87
0.504% due 05/25/2035	949	503
0.524% due 08/25/2046	223	34

0.544% due 09/25/2046	450	44
0.544% due 10/25/2046	239	71
0.554% due 07/25/2046	450	33
0.564% due 05/25/2036	231	44
0.565% due 09/20/2046	450	32
0.634% due 10/25/2046	450	19
0.644% due 06/25/2037	381	31
0.664% due 11/25/2035	82	15
0.714% due 12/25/2035	124	34
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 02/25/2035	27	16
0.584% due 04/25/2035	565	313
0.594% due 04/25/2046	267	47
0.614% due 03/25/2035	444	251
0.634% due 03/25/2036	144	49
0.644% due 02/25/2036	147	38
0.754% due 09/25/2034	522	123
2.998% due 04/25/2035	1,139	610
3.714% due 02/25/2047	3,251	1,543
4.636% due 03/25/2037 ^	2,927	1,191
Greenpoint Mortgage Funding Trust
0.494% due 10/25/2046	413	82
0.494% due 12/25/2046 ^	422	61
0.524% due 06/25/2045	465	248
0.564% due 04/25/2036 ^	215	31
0.614% due 09/25/2046 ^	429	48
0.634% due 10/25/2046	423	35
GSR Mortgage Loan Trust
0.554% due 08/25/2046	319	51
Harborview Mortgage Loan Trust
0.535% due 09/19/2046 ^	174	27
Homebanc Mortgage Trust
0.474% due 12/25/2036	401	243
Indymac Index Mortgage Loan Trust
0.494% due 11/25/2046	403	78
0.544% due 02/25/2037	450	62
JPMorgan Alternative Loan Trust
0.794% due 06/27/2037	4,780	3,435
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019	8,156	7,790
2.171% due 06/15/2043 (a)	21,824	1,616
4.388% due 02/15/2046	2,000	2,146
MASTR Adjustable Rate Mortgages Trust
0.594% due 05/25/2047	450	61
0.634% due 05/25/2047	450	37
MASTR Alternative Loans Trust
0.694% due 03/25/2036	1,492	329
Mellon Residential Funding Corp.
0.978% due 11/15/2031	304	292
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	5	5
Mortgage Equity Conversion Asset Trust
0.590% due 02/25/2042	391	363
0.600% due 05/25/2042	11,401	10,090
0.610% due 01/25/2042	2,473	2,262
0.620% due 10/25/2041	2,096	1,855
Opteum Mortgage Acceptance Corp.
0.554% due 07/25/2035	346	317
Prime Mortgage Trust
5.000% due 02/25/2019	82	84
RBSSP Resecuritization Trust
0.794% due 11/21/2035	6,132	5,952
Residential Accredit Loans, Inc.
0.494% due 12/25/2046 ^	431	80
0.524% due 05/25/2037	304	69
0.564% due 05/25/2046 ^	415	58
3.156% due 08/25/2035 ^	248	106
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	349	373
RiverView HECM Trust
0.354% due 07/25/2047	432	382
Sequoia Mortgage Trust
0.635% due 10/19/2026	198	168
1.045% due 10/20/2027	58	50
Structured Adjustable Rate Mortgage Loan Trust
2.691% due 09/25/2035	3,840	2,649
Structured Asset Mortgage Investments, Inc.
0.594% due 08/25/2036	450	74
0.945% due 09/19/2032	102	85
Structured Asset Securities Corp.
0.794% due 12/25/2033	747	703
Thornburg Mortgage Securities Trust
6.039% due 09/25/2037	307	273
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	1,180	1,123

WaMu Mortgage Pass-Through Certificates
0.514% due 07/25/2046 ^	138	20
0.750% due 07/25/2044	351	168
0.994% due 12/25/2045	372	47
1.208% due 02/25/2046	956	632
2.244% due 03/25/2033	898	828
2.718% due 10/25/2046	4,531	3,048
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.544% due 07/25/2046	97	17
0.978% due 04/25/2047	305	67

Total Mortgage-Backed Securities (Cost $74,298)		60,954

ASSET-BACKED SECURITIES 2.5%
Amortizing Residential Collateral Trust
0.874% due 07/25/2032	25	20
0.994% due 10/25/2031	17	13
Amresco Residential Securities Mortgage Loan Trust
0.789% due 06/25/2028	279	205
0.849% due 06/25/2027	179	164
0.849% due 09/25/2027	421	340
0.924% due 09/25/2028	665	496
Argent Securities, Inc.
1.144% due 11/25/2034	853	487
Centex Home Equity
0.594% due 01/25/2032	28	23
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033	90	74
Conseco Finance
1.778% due 05/15/2032	707	472
Countrywide Asset-Backed Certificates
0.634% due 06/25/2033	410	349
EMC Mortgage Loan Trust
1.044% due 08/25/2040	171	123
GSAA Trust
0.594% due 03/25/2037	550	221
0.594% due 05/25/2047	1,896	1,029
Home Equity Asset Trust
0.894% due 11/25/2032	3	2
Lehman XS Trust
0.524% due 06/25/2046 ^	89	6
0.614% due 11/25/2046	450	32
Morgan Stanley Mortgage Loan Trust
0.524% due 02/25/2037	151	53
0.654% due 04/25/2037	1,203	431
Renaissance Home Equity Loan Trust
1.054% due 12/25/2032	54	37
Residential Asset Mortgage Products, Inc.
0.694% due 06/25/2047	700	304
Salomon Brothers Mortgage Securities, Inc.
1.269% due 10/25/2028	452	414
SLM Student Loan Trust
1.918% due 04/25/2023	7,174	7,348
Specialty Underwriting & Residential Finance
0.974% due 01/25/2034	35	26
Structured Asset Securities Corp.
0.874% due 01/25/2033	31	26
United National Home Loan Owner Trust
7.410% due 03/25/2025	189	178

Total Asset-Backed Securities (Cost $13,873)		12,873

SHORT-TERM INSTRUMENTS 17.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	760	760
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $780. Repurchase proceeds are $760.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 17.4%
	9,001,166	90,138

Total Short-Term Instruments (Cost $90,890)		90,898

PURCHASED OPTIONS (g) 0.0%
(Cost $618)		227
Total Investments 162.3% (Cost $846,191)		$840,147
Written Options (h) (0.0%) (Premiums $637)		(219)
Other Assets and Liabilities (Net) (62.3%)		(322,351)

Net Assets 100.0%		$517,577

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $700 at a weighted average interest rate of 0.160%. On December 31, 2011, there were no open reverse repurchase agreements.

(e)	Cash of $78 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
U.S. Treasury 10-Year Note March Futures	Short	03/2012	20	$(20)

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%)	10/11/2021	$500	$172	$0	$172

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MYC	$3,000	$1,917	$900	$1,017

(g)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$6,000	$247	$91
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	9,000	371	136

							$618	$227

(h)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$28,000	$255	$(88)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	42,000	382	(131)

							$637	$(219)

(i)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2042	$10,000	$10,156	$(10,287)
Fannie Mae	4.000%	01/01/2042	27,000	28,022	(28,371)
Fannie Mae	4.500%	12/01/2041	9,000	9,554	(9,576)
Fannie Mae	5.000%	02/01/2042	2,000	2,151	(2,157)
Ginnie Mae	3.500%	12/01/2041	1,000	1,036	(1,048)
Ginnie Mae	4.000%	01/01/2042	69,500	74,033	(74,354)
Ginnie Mae	6.500%	01/01/2042	200	226	(228)

				$125,178	$(126,021)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Government Agencies	$0	$675,119	$76	$675,195
Mortgage-Backed Securities	0	45,975	14,979	60,954
Asset-Backed Securities	0	12,873	0	12,873
Short-Term Instruments
Repurchase Agreements	0	760	0	760
PIMCO Short-Term Floating NAV Portfolio	90,138	0	0	90,138
Purchased Options
Interest Rate Contracts	0	227	0	227
	$90,138	$734,954	$15,055	$840,147
Short Sales, at value	$0	$(126,021)	$0	$(126,021)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	172	0	172
Interest Rate Contracts	0	0	1,017	1,017
	$0	$172	$1,017	$1,189
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(20)	(219)	0	(239)
	$(20)	$(219)	$0	$(239)
Totals	$90,118	$608,886	$16,072	$715,076

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
U.S. Government Agencies	$223	$0	$(149)	$(2)	$19	$(15)	$0	$0	$76	$2
Mortgage-Backed Securities	16,469	0	(496)	26	32	(1,052)	0	0	14,979	(1,044)

	16,692	0	(645)	24	51	(1,067)	0	0	15,055	(1,042)
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$1,028	$0	$0	$0	$0	$(11)	$0	$0	$1,017	$(11)

Totals	$17,720	$0	$(645)	$24	$51	$(1,078)	$0	$0	$16,072	$(1,053)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 93.5%
ALABAMA 1.9%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,321
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	3,000	2,717
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,121
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	600	593

		8,752

CALIFORNIA 9.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	6,835	7,296
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,077
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,589
Capistrano Unified School District, California Special Tax Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/01/2017	500	530
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	634
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,335
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,000	1,143
7.000% due 11/01/2034	1,000	1,192
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,687
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	948
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,294
5.125% due 05/01/2030	1,500	1,529
5.125% due 05/01/2031	1,500	1,517
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	970
4.800% due 09/01/2017	875	903
Poway Unified School District, California Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	433
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2022	950	1,125
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,963
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,070
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,609

		41,844

COLORADO 3.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,494
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	973
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	10,884

		13,351

CONNECTICUT 3.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,086
5.000% due 07/01/2041	15,000	15,181

		17,267

FLORIDA 3.8%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,899
JEA Water & Sewer System Revenue, Florida Revenue Bonds, (NPFGC Insured), Series 2006
4.609% due 10/01/2020	1,000	979
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	788

Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,030
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
2.493% due 10/01/2021	3,500	3,524
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	600	625

		16,845

GEORGIA 3.9%
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,061
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	772
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	627

		17,460

ILLINOIS 3.9%
Chicago IL Wastewater Transmission Revenue, Illinois Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,427
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,381
Cook County, Illinois Township High School District No. 225 Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2014	255	236
0.000% due 12/01/2015	1,885	1,692
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	182
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,037
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	474
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,521
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,185
Will County, Illinois Community Unit School District No 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,224

		17,359

INDIANA 0.9%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,690
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	670	708
Indianapolis Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	595
Tri-Creek 202 High School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,068

		4,061

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	549
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	567

		1,116

LOUISIANA 0.5%
Parish of St Tammany, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	703
5.000% due 08/01/2018	505	588
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	930	932

		2,223

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.086% due 01/01/2016	250	259

MICHIGAN 6.9%
Detroit MI Water Supply System Revenue, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2036	2,500	2,483
5.250% due 07/01/2041	17,000	17,101
Michigan Finance Authority Revenue Bonds, Series 2011
5.000% due 12/01/2039	5,000	5,098
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,000

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,136
6.000% due 06/01/2048	5,500	3,955

		30,773

MINNESOTA 1.8%
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	500	508
Tobacco Securitization Authority, Minnesota Revenue Bonds, Series 2011
5.250% due 03/01/2031	7,500	7,689

		8,197

MISSOURI 1.0%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,066
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,098
5.000% due 11/01/2015	540	580
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	165
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	110
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	437

		4,456

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,079
5.000% due 07/01/2017	1,075	1,166

		2,245

NEW JERSEY 3.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	225	225
6.000% due 11/01/2028	2,500	2,282
6.500% due 04/01/2018	590	619
6.500% due 04/01/2031	500	505
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,554
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,653
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	4,350	3,137

		13,975

NEW MEXICO 1.1%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	4,525	4,750

NEW YORK 24.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,228
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	6,000	6,202
5.750% due 02/15/2047	16,195	17,518
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	17,000	17,739
Monroe County, New York Industrial Development Corp., Michigan Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	929
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	5,083
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,335
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.365% due 03/01/2022	4,000	3,371
5.000% due 03/01/2031	4,145	4,193
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
4.375% due 03/01/2023	4,000	3,287
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,904
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,720
5.000% due 11/15/2044	5,000	5,093
5.750% due 11/15/2051	15,000	16,280
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,045	1,076

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2041	3,250	3,288

		109,246

NORTH CAROLINA 1.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,252
North Carolina Municipal Power Agency No 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,124

		7,376

OHIO 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	323
5.875% due 06/01/2030	2,000	1,489
5.875% due 06/01/2047	7,835	5,633
6.500% due 06/01/2047	600	473
Hamilton County, Ohio Revenue Bonds, Series 2011
5.000% due 12/01/2029	6,245	6,688

		14,606

OREGON 0.7%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	663
5.000% due 06/15/2029	1,000	1,040
5.000% due 06/15/2030	1,000	1,032
5.000% due 06/15/2031	500	512

		3,247

PENNSYLVANIA 2.1%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	790
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
4.000% due 10/01/2023	1,000	991
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	769
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	976
Philadelphia PA Water & Sewer Revenue, Pennsylvania Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,224
Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010
4.000% due 11/01/2015	560	601

		9,351

PUERTO RICO 3.2%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	14,000	14,212

RHODE ISLAND 0.5%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,126

SOUTH CAROLINA 0.7%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,717
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	275

		2,992

TENNESSEE 2.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	3,940
5.000% due 02/01/2024	1,400	1,375
5.000% due 02/01/2027	8,000	7,744

		13,059

TEXAS 5.0%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,045
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,321
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	264
Houston, Texas Airport System Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.000% due 07/01/2025	1,335	1,335

Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,000
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	908
North Central Texas Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,040
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	1,010
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,275	3,493
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,705
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,219
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,260
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,400	1,678

		22,278

U. S. VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,390

VIRGINIA 0.5%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,076

WASHINGTON 1.4%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,281
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	857
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,353

		6,491

WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	603
Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	190	191
5.350% due 11/01/2022	710	713
Wisconsin Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,055	1,059
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	1,680	1,821

		4,387

Total Municipal Bonds & Notes (Cost $405,565)		417,770

SHORT-TERM INSTRUMENTS 5.3%
REPURCHASE AGREEMENTS 4.9%
State Street Bank and Trust Co.
0.010% due 01/03/2012	22,028	22,028

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 01/15/2013 valued at $22,474. Repurchase proceeds are $22,028.)
U.S. TREASURY BILLS 0.4%
0.032% due 02/23/2012 - 04/05/2012 (a)(b)	1,620	1,620

Total Short-Term Instruments (Cost $23,648)		23,648

Total Investments 98.8% (Cost $429,213)		$441,418
Other Assets and Liabilities (Net) 1.2%		5,271

Net Assets 100.0%		$446,689

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $1,190 have been pledged as collateral as of December 31, 2011 for OTC swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Depreciation
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$3,800	$(138)	$(42)	$(96)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	7,700	(280)	(110)	(170)

					$(418)	$(152)	$(266)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Depreciation
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	2.160%	$5,000	$(364)	$0	$(364)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,479	$1,678	0.38%

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$8,752	$0	$8,752
California	0	41,844	0	41,844
Colorado	0	13,351	0	13,351
Connecticut	0	17,267	0	17,267
Florida	0	16,845	0	16,845
Georgia	0	17,460	0	17,460
Illinois	0	17,359	0	17,359
Indiana	0	4,061	0	4,061
Kansas	0	1,116	0	1,116
Louisiana	0	2,223	0	2,223
Massachusetts	0	259	0	259
Michigan	0	30,773	0	30,773
Minnesota	0	8,197	0	8,197
Missouri	0	4,456	0	4,456
New Hampshire	0	2,245	0	2,245
New Jersey	0	13,975	0	13,975
New Mexico	0	4,750	0	4,750
New York	0	109,246	0	109,246
North Carolina	0	7,376	0	7,376
Ohio	0	14,606	0	14,606
Oregon	0	3,247	0	3,247
Pennsylvania	0	9,351	0	9,351
Puerto Rico	0	14,212	0	14,212
Rhode Island	0	2,126	0	2,126
South Carolina	0	2,992	0	2,992
Tennessee	0	13,059	0	13,059

Texas	0	22,278	0	22,278
U. S. Virgin Islands	0	1,390	0	1,390
Virginia	0	2,076	0	2,076
Washington	0	6,491	0	6,491
Wisconsin	0	4,387	0	4,387
Short-Term Instruments
Repurchase Agreements	0	22,028	0	22,028
U.S. Treasury Bills	0	1,620	0	1,620
	$0	$441,418	$0	$441,418
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(630)	$0	$(630)

Totals	$0	$440,788	$0	$440,788

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(1,783)	$0	$0	$0	$0	$1,783	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.4%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$215	$216

ILLINOIS 0.4%
Will County, Illinois Community Unit School District No 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	780	589

NEW YORK 92.5%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,234
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,121
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	787
Buffalo Fiscal Stability Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,145
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	86
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,064
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,710
5.000% due 07/01/2041	1,500	1,546
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	7,572
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,102
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,279
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,660
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 11/15/2032	200	203
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,196
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,034
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,690
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,130
Monroe County, New York Industrial Development Corp., Michigan Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,502
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,386
New Rochelle City School District, New York General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,208
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	573
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,974
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,139
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,177
5.000% due 10/01/2019	2,300	2,719
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	596
5.000% due 08/01/2023	2,200	2,569
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,161
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	573
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	438
5.000% due 01/01/2046	500	421
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.365% due 03/01/2022	1,400	1,180
5.000% due 03/01/2031	750	759
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
4.375% due 03/01/2023	2,350	1,931
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	225	234

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	801
5.500% due 01/01/2016	1,000	1,101
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,157
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,034
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,794
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,208
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	1,983
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,569
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,020
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,597
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	3,036
New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	556
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,084
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,175
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	761
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,205
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	408
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	787
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,182
5.000% due 07/01/2026	500	510
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,116
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,711
5.000% due 07/01/2038	1,000	1,067
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,071
5.500% due 05/01/2037	400	426
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	533
5.500% due 07/01/2040	1,000	1,078
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,080
6.000% due 07/01/2040	500	531
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,881
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,127
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,185
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	917
5.000% due 07/01/2016	1,000	1,113
5.000% due 07/01/2019	750	864
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,010
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,170
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,554
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,479
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,058
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,093
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,356
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,156
New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,213
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	491
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,919
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	301

Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,143
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,063
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,043
Rockland County, New York Solid Waste Management Authority Revenue Notes, Series 2010
3.250% due 12/15/2016	145	152
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,128
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	447
St Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,591
Tobacco Settlement Financing Corp., New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,056
Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	597
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,202
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,085
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,845
TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,549

		151,468

PUERTO RICO 1.3%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.184% due 07/01/2020	750	712
Government Development Bank for Puerto Rico Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,328

		2,040

U. S. VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	232

Total Municipal Bonds & Notes (Cost $144,053)		154,545

SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS 4.6%
State Street Bank and Trust Co.
0.010% due 01/03/2012	7,592	7,592
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 01/15/2013 valued at $7,748. Repurchase proceeds are $7,592.)

Total Short-Term Instruments (Cost $7,592)		7,592

Total Investments 99.0% (Cost $151,645)		$162,137
Other Assets and Liabilities (Net) 1.0%		1,692

Net Assets 100.0%		$163,829

Notes to Schedule of Investments (amounts in thousands):

(a)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Depreciation
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$2,100	$(76)	$(23)	$(53)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	1,600	(58)	(23)	(35)

					$(134)	$(46)	$(88)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$216	$0	$216
Illinois	0	589	0	589
New York	0	151,468	0	151,468
Puerto Rico	0	2,040	0	2,040
U. S. Virgin Islands	0	232	0	232
Short-Term Instruments
Repurchase Agreements	0	7,592	0	7,592
	$0	$162,137	$0	$162,137
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(88)	0	(88)
Totals	$0	$162,049	$0	$162,049

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Real IncomeTM 2019 Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 93.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$1,585	$1,654
0.500% due 04/15/2015	648	678
0.625% due 04/15/2013	682	694
0.625% due 07/15/2021	583	624
1.125% due 01/15/2021	538	601
1.250% due 04/15/2014	556	583
1.250% due 07/15/2020	696	787
1.375% due 07/15/2018	1,134	1,285
1.375% due 01/15/2020	495	564
1.625% due 01/15/2015	568	613
1.625% due 01/15/2018	1,200	1,367
1.875% due 07/15/2013	1,874	1,961
1.875% due 07/15/2015	943	1,041
1.875% due 07/15/2019	1,198	1,413
2.000% due 04/15/2012	580	583
2.000% due 01/15/2014	533	565
2.000% due 07/15/2014	1,459	1,573
2.000% due 01/15/2016	850	951
2.125% due 01/15/2019	1,082	1,287
2.375% due 01/15/2017	1,533	1,779
2.500% due 07/15/2016	1,155	1,337
2.625% due 07/15/2017	1,475	1,756
3.000% due 07/15/2012	1,108	1,133

Total U.S. Treasury Obligations (Cost $23,964)		24,829

SHORT-TERM INSTRUMENTS 6.4%
U.S. TREASURY BILLS 6.4%
0.032% due 05/17/2012 - 06/14/2012 (a)	1,700	1,700

Total Short-Term Instruments (Cost $1,700)		1,700

Total Investments 99.4% (Cost $25,664)		$26,529
Other Assets and Liabilities (Net) 0.6%		152

Net Assets 100.0%		$26,681

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$24,829	$0	$24,829
Short-Term Instruments
U.S. Treasury Bills	0	1,700	0	1,700

	$0	$26,529	$0	$26,529

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real IncomeTM 2029 Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 95.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$415	$434
0.625% due 07/15/2021	824	882
1.125% due 01/15/2021	419	468
1.250% due 04/15/2014	107	112
1.250% due 07/15/2020	1,100	1,246
1.375% due 07/15/2018	467	529
1.375% due 01/15/2020	576	656
1.625% due 01/15/2015	237	256
1.625% due 01/15/2018	335	382
1.750% due 01/15/2028	449	540
1.875% due 07/15/2013	259	271
1.875% due 07/15/2015	291	321
1.875% due 07/15/2019	700	825
2.000% due 01/15/2014	129	136
2.000% due 07/15/2014	168	181
2.000% due 01/15/2016	154	172
2.000% due 01/15/2026	768	944
2.125% due 01/15/2019	249	296
2.125% due 02/15/2041	233	314
2.375% due 01/15/2017	112	130
2.375% due 01/15/2025	889	1,131
2.375% due 01/15/2027	813	1,051
2.500% due 07/15/2016	1,110	1,285
2.500% due 01/15/2029	633	845
2.625% due 07/15/2017	251	299
3.000% due 07/15/2012	466	476
3.625% due 04/15/2028	805	1,197
3.875% due 04/15/2029	606	945

Total U.S. Treasury Obligations (Cost $15,329)		16,324

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 01/03/2012	138	138

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $142. Repurchase proceeds are $138.)
U.S. TREASURY BILLS 2.9%
0.052% due 06/14/2012 - 11/15/2012 (a)	500	500

Total Short-Term Instruments (Cost $638)		638

Total Investments 99.0% (Cost $15,967)		$16,962
Other Assets and Liabilities (Net) 1.0%		172

Net Assets 100.0%		$17,134

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$16,324	$0	$16,324
Short-Term Instruments
Repurchase Agreements	0	138	0	138
U.S. Treasury Bills	0	500	0	500

	$0	$16,962	$0	$16,962

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
AES Corp.
4.250% due 05/27/2018		$1,489	$1,490
Community Health Systems, Inc.
2.546% - 2.773% due 07/25/2014		994	967
Delphi Corp.
3.500% due 03/17/2017		1,139	1,137
HCA, Inc.
2.546% due 11/17/2013		1,500	1,479
2.796% due 05/02/2016		1,925	1,810
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	500	646
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/16/2017		$469	468
Vodafone Group PLC
6.875% due 08/17/2015		1,177	1,177
Weather Channel, Inc.
4.250% due 02/11/2017		496	496

Total Bank Loan Obligations (Cost $9,807)			9,670

CORPORATE BONDS & NOTES 14.1%
BANKING & FINANCE 10.1%
Ally Financial, Inc.
2.727% due 12/01/2014		1,000	870
3.649% due 02/11/2014		7,700	7,316
3.963% due 06/20/2014		2,500	2,350
4.500% due 02/11/2014		1,100	1,064
6.625% due 05/15/2012		2,085	2,111
6.750% due 12/01/2014		1,000	1,010
7.500% due 12/31/2013		2,000	2,060
7.500% due 09/15/2020		2,300	2,332
8.300% due 02/12/2015		2,000	2,115
American International Group, Inc.
3.750% due 11/30/2013		600	589
5.850% due 01/16/2018		2,000	1,960
6.765% due 11/15/2017	GBP	2,829	4,162
8.175% due 05/15/2068		$4,500	4,050
ANZ National International Ltd.
0.919% due 08/19/2014		10,000	10,055
ASIF Global Financing XIX
4.900% due 01/17/2013		700	706
Banco do Brasil S.A.
4.500% due 01/22/2015		4,000	4,156
Banco Santander Brasil S.A.
2.659% due 03/18/2014		10,000	9,533
4.250% due 01/14/2016		500	478
4.500% due 04/06/2015		500	487
Bank of America Corp.
1.848% due 01/30/2014		3,700	3,342
Barclays Bank PLC
0.100% due 04/02/2012		23,000	22,054
14.000% due 11/29/2049	GBP	600	1,058
BBVA Bancomer S.A.
6.500% due 03/10/2021		$4,700	4,553
BPCE S.A.
4.625% due 07/29/2049	EUR	200	150
5.250% due 07/29/2049		1,000	743
9.250% due 10/29/2049		1,100	965
CIT Group, Inc.
5.250% due 04/01/2014		$4,800	4,806
Citigroup, Inc.
0.659% due 03/07/2014		9,400	8,790
6.125% due 05/15/2018		1,100	1,172
Commonwealth Bank of Australia
1.074% due 06/25/2014		16,100	16,196
1.289% due 03/17/2014		1,800	1,772
Countrywide Financial Corp.
5.800% due 06/07/2012		6,000	6,013
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	600	522
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		$1,000	1,059
FCE Bank PLC
7.125% due 01/16/2012	EUR	2,000	2,607
7.125% due 01/15/2013		500	663

Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$3,000	3,005
7.000% due 10/01/2013		1,700	1,807
7.000% due 04/15/2015		900	970
7.500% due 08/01/2012		8,100	8,365
7.800% due 06/01/2012		1,700	1,736
8.000% due 06/01/2014		1,300	1,416
ICICI Bank Ltd.
2.256% due 02/24/2014		7,300	6,936
4.750% due 11/25/2016		1,300	1,242
ING Bank NV
1.028% due 01/13/2012		6,800	6,799
International Lease Finance Corp.
6.500% due 09/01/2014		1,200	1,233
6.625% due 11/15/2013		2,100	2,100
6.750% due 09/01/2016		1,100	1,133
7.125% due 09/01/2018		2,200	2,288
JPMorgan Chase & Co.
1.296% due 05/02/2014		8,100	7,866
Lehman Brothers Holdings, Inc.
1.000% due 06/12/2013 ^	EUR	3,028	1,078
6.875% due 05/02/2018 ^		$3,600	972
7.500% due 05/11/2038 ^		10,000	11
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	5,780
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		6,678	6,551
5.450% due 02/05/2013		1,000	1,008
Morgan Stanley
0.855% due 10/18/2016		700	562
1.408% due 04/29/2013		9,500	8,956
1.807% due 03/01/2013	EUR	1,600	1,966
1.970% due 04/13/2016		4,300	4,518
2.016% due 01/24/2014		$7,400	6,815
2.953% due 05/14/2013		2,900	2,786
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,672
Pricoa Global Funding I
0.774% due 09/27/2013		3,600	3,565
Royal Bank Of Scotland NV
1.240% due 03/09/2015		1,000	747
Santander UK PLC
1.774% due 08/28/2017 (k)	EUR	2,700	2,926
1.806% due 10/10/2017		9,400	9,260
SLM Corp.
5.000% due 10/01/2013		$6,500	6,516
Toronto-Dominion Bank
1.625% due 09/14/2016		200	198
Vita Capital III Ltd.
1.492% due 01/01/2012		1,600	1,600

			248,252

INDUSTRIALS 3.4%
Cemex S.A.B de C.V.
5.579% due 09/30/2015		500	377
Charter Communications Operating LLC
8.000% due 04/30/2012		3,400	3,485
CVS Pass-Through Trust
5.773% due 01/10/2033		1,077	1,104
6.036% due 12/10/2028		4,447	4,640
6.943% due 01/10/2030		8,678	9,644
7.507% due 01/10/2032		2,313	2,683
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		800	841
8.146% due 04/11/2018		1,500	1,695
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		250	262
Lyondell Chemical Co.
11.000% due 05/01/2018		699	767
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,060
8.125% due 07/15/2015		2,050	2,369
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	12,455
Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,560
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,395
6.750% due 01/29/2020		1,000	870
NXP BV
3.153% due 10/15/2013		118	118
4.322% due 10/15/2013	EUR	371	476
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$2,500	2,731

Petrobras International Finance Co.
3.875% due 01/27/2016		9,700	10,043
6.875% due 01/20/2040		700	816
Petroleos Mexicanos
6.500% due 06/02/2041		2,200	2,486
Rexam PLC
6.750% due 06/01/2013		2,900	3,057
RZD Capital Ltd.
5.739% due 04/03/2017		500	505
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,113
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,397
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		500	475

			82,424

UTILITIES 0.6%
AES Corp.
7.375% due 07/01/2021		700	758
Cleco Power LLC
6.000% due 12/01/2040		9,000	11,000
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,127
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	1,000	12
1.500% due 05/30/2014		4,000	43
1.850% due 07/28/2014		4,000	43
4.500% due 03/24/2014	EUR	1,000	1,140

			14,123

Total Corporate Bonds & Notes (Cost $356,109)			344,799

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		$3,000	3,023

Total Convertible Bonds & Notes (Cost $2,886)			3,023

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.4%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		7,000	7,560
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	798
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045		400	453
6.296% due 05/15/2050		400	447

			9,258

ILLINOIS 0.2%
Chicago IL Waterworks Revenue, Illinois Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		5,000	5,116

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	954

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,690	1,223

Total Municipal Bonds & Notes (Cost $16,205)			16,551

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
1.418% due 09/01/2044 - 10/01/2044		309	314
2.175% due 09/01/2034		1,010	1,049
2.275% due 09/01/2035		14,451	15,218
2.404% due 01/01/2028		1,137	1,201
3.043% due 04/01/2024		29	30
4.527% due 12/01/2036		6,088	6,404
5.000% due 02/25/2017 - 04/25/2033		8,588	9,526
5.375% due 04/11/2022		5,200	5,265
Freddie Mac
0.500% due 08/23/2013		3,400	3,396
0.574% due 09/25/2031		85	81

0.628% due 12/15/2030		1,077	1,077
0.654% due 10/25/2029		658	641
0.878% due 12/15/2037		8,238	8,276
3.015% due 07/01/2035		646	686
3.052% due 05/01/2035		707	717
5.000% due 11/15/2017 - 01/15/2018		316	327
Ginnie Mae
1.625% due 08/20/2023		1,046	1,076
2.125% due 12/20/2023		1,014	1,046
2.375% due 03/20/2026 - 05/20/2028		1,880	1,946
Small Business Administration
5.902% due 02/10/2018		639	726

Total U.S. Government Agencies (Cost $56,080)			59,002

U.S. TREASURY OBLIGATIONS (b) 97.9%
U.S. Treasury Inflation Protected Securities
1.750% due 01/15/2028 (e)(g)		173,767	209,050
2.000% due 01/15/2026 (e)(f)(g)		214,042	263,238
2.125% due 02/15/2040		59,186	79,443
2.125% due 02/15/2041 (f)(g)		130,922	176,898
2.375% due 01/15/2025 (f)(g)		173,284	220,395
2.375% due 01/15/2027 (f)		149,596	193,329
2.500% due 01/15/2029		95,788	127,929
3.375% due 04/15/2032		101,465	156,557
3.625% due 04/15/2028 (f)		323,333	480,730
3.875% due 04/15/2029 (f)		308,517	481,263

Total U.S. Treasury Obligations (Cost $2,261,450)			2,388,832

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
5.178% due 01/25/2036		739	542
5.188% due 11/25/2035		947	634
American Home Mortgage Assets
1.128% due 11/25/2046		11,222	4,126
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	521	673
2.910% due 11/19/2047		4,700	6,062
Banc of America Funding Corp.
5.622% due 03/20/2036		$984	754
Banc of America Large Loan, Inc.
0.788% due 08/15/2029		340	320
5.639% due 02/17/2051		800	878
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049		462	456
5.622% due 06/10/2049		2,962	3,159
5.724% due 02/10/2051		2,500	2,747
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		647	597
2.706% due 10/25/2035		2,000	1,562
2.710% due 03/25/2035		336	313
2.819% due 01/25/2035		292	235
2.918% due 01/25/2035		906	776
3.016% due 03/25/2035		631	597
3.207% due 11/25/2034		455	426
Bear Stearns Alt-A Trust
2.515% due 11/25/2036		1,167	579
3.846% due 08/25/2036 ^		2,296	464
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		640	709
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		159	142
2.230% due 09/25/2035		879	785
2.450% due 09/25/2035		945	754
2.660% due 05/25/2035		171	148
2.804% due 12/25/2035		628	259
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,558
Countrywide Alternative Loan Trust
0.480% due 12/20/2046		3,786	1,741
1.208% due 12/25/2035		793	431
4.796% due 02/25/2037		550	318
6.000% due 01/25/2037 ^		830	531
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 06/25/2035		425	359
2.697% due 04/20/2035		435	383
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		928	891
5.383% due 02/15/2040		1,500	1,521
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,511
DECO Series
1.145% due 01/27/2020	GBP	1,302	1,722

EMF-NL
2.372% due 04/17/2041	EUR	4,000	4,142
Fosse Master Issuer PLC
1.805% due 10/18/2054		$12,630	12,595
GMAC Mortgage Corp. Loan Trust
2.996% due 06/19/2035		1,190	880
5.073% due 11/19/2035		687	555
Granite Master Issuer PLC
0.325% due 12/20/2054		1,738	1,662
0.465% due 12/20/2054		374	358
GS Mortgage Securities Corp.
1.535% due 03/06/2020		2,500	2,484
GSR Mortgage Loan Trust
2.722% due 09/25/2035		272	249
Harborview Mortgage Loan Trust
0.415% due 04/19/2038		2,902	1,679
Homebanc Mortgage Trust
0.564% due 10/25/2035		128	82
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051		3,500	3,871
JPMorgan Mortgage Trust
4.856% due 04/25/2035		436	394
5.075% due 10/25/2035		728	559
5.345% due 11/25/2035		694	602
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	459
5.430% due 02/15/2040		700	750
5.866% due 09/15/2045		1,200	1,322
MASTR Asset Securitization Trust
5.500% due 09/25/2033		723	753
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	519
5.485% due 03/12/2051		1,200	1,267
5.700% due 09/12/2049		1,100	1,176
MLCC Mortgage Investors, Inc.
2.057% due 04/25/2035		404	361
2.079% due 12/25/2034		366	346
Morgan Stanley Capital
5.447% due 02/12/2044		650	714
5.692% due 04/15/2049		1,400	1,489
Prime Mortgage Trust
5.000% due 02/25/2019		120	123
RBSSP Resecuritization Trust
2.221% due 07/26/2045		1,664	1,549
Residential Accredit Loans, Inc.
0.474% due 06/25/2046		309	97
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^		2,163	906
0.744% due 12/25/2036 ^		619	184
5.000% due 08/25/2019		432	431
6.250% due 10/25/2036 ^		658	418
Sovereign Commercial Mortgage Securities Trust
5.893% due 07/22/2030		1,452	1,488
Structured Adjustable Rate Mortgage Loan Trust
5.350% due 07/25/2035		510	406
Structured Asset Mortgage Investments, Inc.
0.484% due 07/25/2046		6,755	3,353
Wachovia Mortgage Loan Trust LLC
5.238% due 10/20/2035		624	534
WaMu Mortgage Pass-Through Certificates
0.564% due 12/25/2045		234	168
0.584% due 07/25/2045		72	53
0.614% due 08/25/2045		172	126
0.908% due 02/25/2047		15,986	7,951
1.208% due 08/25/2046		1,148	643
2.610% due 02/25/2037		15,696	10,436
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		650	529
2.666% due 03/25/2036		936	705

Total Mortgage-Backed Securities (Cost $116,870)			109,031

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp.
0.344% due 12/25/2036		89	88
0.354% due 10/25/2036		68	18
AMMC CDO
0.731% due 05/03/2018		590	564
ARES CLO Ltd.
0.768% due 03/12/2018		3,798	3,687
Avery Point CLO Ltd.
1.039% due 12/17/2015		91	90
Babson CLO Ltd.
0.694% due 11/10/2019		1,354	1,264
0.916% due 06/15/2016		197	193

Bear Stearns Asset-Backed Securities Trust
1.294% due 10/25/2037		2,065	1,146
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		498	461
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		22	22
Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037		588	564
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		95	100
Countrywide Asset-Backed Certificates
0.544% due 04/25/2036		345	295
1.194% due 10/25/2047		791	531
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		37	23
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		97	96
Dryden Leveraged Loan CDO
1.110% due 12/22/2015		42	42
Duane Street CLO
0.688% due 11/08/2017		1,456	1,396
Galaxy CLO Ltd.
0.658% due 04/25/2019		592	550
Grayston CLO Ltd.
0.837% due 08/15/2016		60	60
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	344	431
HSI Asset Securitization Corp. Trust
0.564% due 02/25/2036		$500	217
Hudson Straits CLO Ltd.
0.783% due 10/15/2016		150	148
Katonah Ltd.
0.883% due 09/20/2016		3,527	3,457
0.911% due 05/18/2015		177	173
1.120% due 02/20/2015		30	30
Magi Funding PLC
2.015% due 04/11/2021	EUR	2,231	2,645
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		$1,048	430
Mountain View Funding CLO
0.663% due 04/15/2019		496	473
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		500	476
Navigare Funding CLO Ltd.
0.739% due 05/20/2019		803	778
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		500	467
0.889% due 12/02/2016		230	224
Pacifica CDO Ltd.
0.932% due 05/13/2016		208	201
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047		550	482
Race Point CLO
1.007% due 05/15/2015		310	309
Sherwood Castle Funding PLC
1.636% due 03/15/2016	EUR	1,500	1,873
SLC Student Loan Trust
4.750% due 06/15/2033		$2,388	2,337
SLM Student Loan Trust
3.500% due 08/17/2043		3,891	3,836
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		451	129
South Carolina Student Loan Corp.
1.077% due 03/01/2018		7,614	7,529
1.527% due 09/03/2024		6,800	6,747
Vista Leveraged Income Fund
0.705% due 01/26/2012		1,393	1,390
Wind River CLO Ltd.
0.889% due 12/19/2016		660	628
Wood Street CLO BV
1.988% due 03/29/2021	EUR	514	621

Total Asset-Backed Securities (Cost $49,608)			47,221

SOVEREIGN ISSUES 5.8%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	16,900	20,871
3.000% due 09/20/2025		19,900	26,239
4.000% due 08/20/2020		9,200	17,485
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)	BRL	2,575	3,011
Canada Government Bond
2.000% due 12/01/2041 (b)	CAD	2,770	3,902
3.000% due 12/01/2036 (b)		3,929	6,304

Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	1,050
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	23,481	22,793
Province of Quebec Canada
2.750% due 08/25/2021		$3,500	3,502
Qatar Government International Bond
5.250% due 01/20/2020		5,800	6,394
6.400% due 01/20/2040		3,200	3,776
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	7,407	14,676
4.250% due 12/07/2040		4,000	7,636
4.750% due 12/07/2038		1,300	2,678

Total Sovereign Issues (Cost $130,926)			140,317

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,794

Total Convertible Preferred Securities (Cost $1,629)			1,794

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.2%
CERTIFICATES OF DEPOSIT 0.2%
Royal Bank of Scotland Group PLC
1.778% due 10/15/2012		$5,200	5,200

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2012		3,887	3,887

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $2,300 and U.S. Treasury Notes 1.250% - 1.750% due 01/15/2013 - 05/31/2016 valued at $1,669. Repurchase proceeds are $3,887.)

U.S. TREASURY BILLS 0.4%
0.036% due 01/05/2012 - 12/13/2012 (a)(d)(e)		9,429	9,428

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 9.4%
		22,946,496	229,786

Total Short-Term Instruments (Cost $248,286)			248,301

PURCHASED OPTIONS (i) 0.0%
(Cost $1,035)			450
Total Investments 138.1% (Cost $3,250,891)			$3,368,991
Written Options (j) (0.1%) (Premiums $5,521)			(1,782)
Other Assets and Liabilities (Net) (38.0%)			(927,201)

Net Assets 100.0%			$2,440,008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,749 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(e)	Securities with an aggregate market value of $10,661 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $466,204 at a weighted average interest rate of 0.154%. On December 31, 2011, securities valued at $583,114 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $3,028 and cash of $16 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	2,065	$2,783
90-Day Eurodollar June Futures	Long	06/2013	244	289
90-Day Eurodollar March Futures	Long	03/2013	1,060	1,306
90-Day Eurodollar September Futures	Long	09/2013	515	751
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	73	(26)

				$5,103

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.530%	)	12/20/2014	0.853%	$1,000	$9	$0	$9
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.788%	3,000	(4)	64	(68)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.903%	2,100	194	0	194
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.479%	2,000	(49)	0	(49)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.074%	2,050	(442)	0	(442)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.348%	5,000	(45)	0	(45)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.894%	7,000	92	0	92
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.311%	2,500	(28)	0	(28)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.502%	2,900	(42)	0	(42)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.795%	1,000	106	(2)	108
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.891%	3,000	(57)	0	(57)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.584%	6,000	(71)	0	(71)

							$(337)	$62	$(399)

Credit Default Swaps on Corporate and

Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	12/20/2020	4.832%		$500	$(112)	$(112)	$0
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.902%		1,000	151	17	134
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%		5,100	(51)	(56)	5
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.818%		5,500	(332)	(182)	(150)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%		10,000	(100)	(109)	9
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%		1,400	(14)	(16)	2
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.306%		2,000	(20)	(39)	19
France Government Bond	DUB	0.250%	06/20/2015	1.913%		500	(27)	(16)	(11)
France Government Bond	JPM	0.250%	12/20/2015	1.997%		3,400	(221)	(68)	(153)
General Electric Capital Corp.	UAG	1.000%	12/20/2012	1.529%		5,700	(27)	(65)	38
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	3.363%		5,500	(91)	(59)	(32)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%		10,100	(81)	230	(311)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.307%		1,900	(24)	0	(24)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	4.898%		5,500	(151)	(153)	2
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%		700	1	(9)	10
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%	JPY	8,500	(9)	(19)	10
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%		$7,100	75	71	4
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%		5,000	52	58	(6)
United Kingdom Gilt	GST	1.000%	06/20/2015	0.703%		1,000	10	11	-1
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%		5,000	52	52	0
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.703%		3,000	32	29	3

							$(887)	$(435)	$(452)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	10,000	$(222)	$(3)	$(219)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		5,400	(120)	(61)	(59)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	DUB		2,600	(57)	(21)	(36)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	16,900	276	(80)	356
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		62,400	1,049	36	1,013
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		21,700	365	30	335
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		17,500	310	0	310
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		16,600	318	(41)	359
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,900	59	12	47
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		18,000	397	79	318
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC		26,700	(89)	0	(89)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		56,800	0	192	(192)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		133,600	65	566	(501)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		52,400	52	234	(182)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$3,200	8	(2)	10
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,100	9	(2)	11

							$2,420	$939	$1,481

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$28,400	$69	$12
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	28,900	966	438

							$1,035	$450

(j)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$148,600	$730	$(202)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	28,400	162	(38)
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	14,200	0	(29)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	14,200	0	(24)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	11,900	0	(24)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	11,900	0	(21)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,900	40	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,100	20	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	25,200	0	(163)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	25,200	0	(60)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	30,000	0	(133)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	30,000	0	(106)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	118,600	950	(47)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,600	307	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,400	21	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,100	297	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,000	168	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	21,200	193	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,700	340	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	130,700	954	(408)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	9,300	61	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	15,900	108	0

							$4,351	$(1,263)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC EUR versus USD	JPM	$1.337	01/13/2012	EUR 10,400	$73	$(21)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$23,100	$199	$(88)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	93,600	834	(372)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	(38)

						$1,097	$(498)

(k)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.774%	08/28/2017	03/31/2011	$3,546	$2,926	0.12%

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,706	02/2012	CBK	$0	$(100)	$(100)
Sell		82,449	02/2012	JPM	0	(2,818)	(2,818)
Sell		3,112	02/2012	UAG	0	(100)	(100)
Buy	BRL	9,008	01/2012	HUS	27	0	27
Sell		9,008	01/2012	HUS	0	(130)	(130)
Buy		9,008	01/2012	UAG	0	(200)	(200)
Sell		9,009	01/2012	UAG	0	(27)	(27)
Sell		1,175	03/2012	HUS	3	0	3
Sell		2,121	03/2012	MSC	4	(2)	2
Sell		9,009	03/2012	UAG	204	0	204
Buy	CAD	10,712	02/2012	DUB	14	0	14
Buy	CNY	5,103	02/2012	BRC	7	0	7
Buy		121,785	02/2012	DUB	465	0	465
Buy		57,343	10/2012	CBK	0	(22)	(22)
Buy	EUR	2,502	01/2012	BRC	0	(18)	(18)
Sell		29,710	01/2012	BRC	2,352	0	2,352
Buy		31,553	01/2012	CBK	0	(362)	(362)
Buy		10,524	01/2012	DUB	0	(1,053)	(1,053)
Sell		27,956	01/2012	DUB	2,379	0	2,379
Sell		64,733	01/2012	FBL	2,697	0	2,697
Buy		16,134	01/2012	JPM	0	(472)	(472)
Buy		288	01/2012	RBC	0	(17)	(17)
Buy		32,024	01/2012	UAG	0	(312)	(312)
Sell		28,486	02/2012	CBK	343	0	343
Sell		4,223	02/2012	JPM	44	0	44
Sell		32,024	02/2012	UAG	317	0	317
Sell	GBP	4,495	01/2012	BRC	68	0	68
Buy		205	01/2012	CBK	0	(2)	(2)
Sell		18,007	01/2012	GST	210	0	210
Buy		22,297	01/2012	RBC	0	(290)	(290)
Sell		22,297	02/2012	RBC	290	0	290
Buy	IDR	16,923,300	01/2012	CBK	0	(28)	(28)
Sell		28,084,104	01/2012	GST	0	(2)	(2)
Sell		40,968,426	01/2012	JPM	28	0	28
Buy		60,848,800	01/2012	UAG	0	(191)	(191)
Sell		8,719,950	01/2012	UAG	6	0	6
Sell	INR	808,361	07/2012	BRC	1,092	0	1,092
Sell		71,826	07/2012	DUB	0	0	0
Sell		40,712	07/2012	GST	0	(5)	(5)
Sell		82,652	07/2012	HUS	13	(6)	7
Sell		313,976	07/2012	JPM	380	(4)	376
Buy		1,317,527	07/2012	UAG	0	(4,688)	(4,688)
Sell	JPY	707,083	01/2012	DUB	22	0	22
Sell	KRW	10,212,895	02/2012	BRC	153	(2)	151
Sell		16,354,450	02/2012	CBK	578	0	578
Sell		831,402	02/2012	DUB	2	0	2
Sell		573,426	02/2012	GST	0	0	0
Sell		2,753,590	02/2012	HUS	17	0	17
Sell		4,668,040	02/2012	MSC	94	0	94
Buy		35,393,834	02/2012	UAG	0	(2,769)	(2,769)
Buy	MXN	117,732	03/2012	HUS	0	(289)	(289)
Sell		94,124	03/2012	UAG	53	0	53
Sell	MYR	6,075	04/2012	BRC	0	(7)	(7)

Buy		3,628	04/2012	CBK	0	(34)	(34)
Sell		8,047	04/2012	DUB	0	(10)	(10)
Sell		2,913	04/2012	HUS	0	(4)	(4)
Sell		13,456	04/2012	JPM	0	(12)	(12)
Buy		26,862	04/2012	UAG	0	(417)	(417)
Buy	PHP	254,480	03/2012	BRC	0	(149)	(149)
Sell		194,721	03/2012	BRC	17	(10)	7
Buy		73,400	03/2012	CBK	0	(18)	(18)
Sell		92,590	03/2012	GST	0	(12)	(12)
Sell		86,542	03/2012	HUS	0	(4)	(4)
Buy		237,011	03/2012	JPM	0	(46)	(46)
Sell		121,536	03/2012	JPM	28	0	28
Sell		69,488	03/2012	MSC	15	0	15
Sell	SGD	3,456	02/2012	BRC	9	(11)	(2)
Sell		918	02/2012	DUB	0	(2)	(2)
Buy		7,418	02/2012	FBL	49	0	49
Sell		976	02/2012	HUS	0	(2)	(2)
Sell		2,067	02/2012	UAG	9	(3)	6

					$11,989	$(14,650)	$(2,661)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$9,670	$0	$9,670
Corporate Bonds & Notes
Banking & Finance	0	246,652	1,600	248,252
Industrials	0	81,949	475	82,424
Utilities	0	14,123	0	14,123
Convertible Bonds & Notes
Industrials	0	3,023	0	3,023
Municipal Bonds & Notes
California	0	9,258	0	9,258
Illinois	0	5,116	0	5,116
Ohio	0	954	0	954
West Virginia	0	1,223	0	1,223
U.S. Government Agencies	0	59,002	0	59,002
U.S. Treasury Obligations	0	2,388,832	0	2,388,832
Mortgage-Backed Securities	0	109,031	0	109,031
Asset-Backed Securities	0	45,831	1,390	47,221
Sovereign Issues	0	140,317	0	140,317
Convertible Preferred Securities
Banking & Finance	1,794	0	0	1,794
Short-Term Instruments
Certificates of Deposit	0	5,200	0	5,200
Repurchase Agreements	0	3,887	0	3,887
U.S. Treasury Bills	0	9,428	0	9,428
PIMCO Short-Term Floating NAV Portfolio	229,786	0	0	229,786
Purchased Options
Interest Rate Contracts	0	450	0	450
	$231,580	$3,133,946	$3,465	$3,368,991
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	639	0	639
Foreign Exchange Contracts	0	11,989	0	11,989
Interest Rate Contracts	5,129	2,759	0	7,888
	$5,129	$15,387	$0	$20,516
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,490)	0	(1,490)
Foreign Exchange Contracts	0	(14,671)	0	(14,671)
Interest Rate Contracts	(26)	(2,541)	(498)	(3,065)
	$(26)	$(18,702)	$(498)	$(19,226)
Totals	$236,683	$3,130,631	$2,967	$3,370,281

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,841	$0	$0	$0	$0	$(305)	$0	$(6,936)	$1,600	$17
Industrials	0	500	0	0	0	(25)	0	0	475	(25)
Asset-Backed Securities	11,501	1,380	(2,816)	62	112	89	0	(8,938)	1,390	0

	20,342	1,880	(2,816)	62	112	(241)	0	(15,874)	3,465	(8)

Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(1,918)	$0	$0	$0	$741	$679	$0	$0	$(498)	$227

Totals	$18,424	$1,880	$(2,816)	$62	$853	$438	$0	$(15,874)	$2,967	$219

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
AES Corp.
4.250% due 05/27/2018		$9,925	$9,930
Charter Communications Operating LLC
2.300% due 03/06/2014		30	30
Charter Communications, Inc.
3.830% due 09/06/2016		987	968
CommScope, Inc.
5.000% due 01/14/2018		993	988
Community Health Systems, Inc.
2.546% - 2.773% due 07/25/2014		9,353	9,098
Delphi Corp.
3.500% due 03/17/2017		7,974	7,961
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013		1,484	1,477
HCA, Inc.
2.546% due 11/17/2013		11,000	10,847
2.796% due 05/02/2016		5,775	5,431
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		3,781	3,773
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	5,700	7,365
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/16/2017		$2,626	2,618
Springleaf Finance Corp.
5.500% due 05/10/2017		26,000	22,693
U.S. Airways Group, Inc.
2.796% due 03/23/2014		986	854
UCI International, Inc.
5.500% due 07/26/2017		495	497
Vodafone Group PLC
6.875% due 08/17/2015		10,703	10,703
Weather Channel, Inc.
4.250% due 02/11/2017		993	992

Total Bank Loan Obligations (Cost $100,140)			96,225

CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 9.6%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		37,000	33,707
ABN AMRO Bank NV
2.198% due 01/30/2014		59,800	58,360
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	9,425
0.000% due 06/15/2015		2,000	1,485
2.727% due 12/01/2014		1,000	870
3.649% due 02/11/2014		38,100	36,200
3.963% due 06/20/2014		1,000	940
4.500% due 02/11/2014		8,700	8,417
6.625% due 05/15/2012		2,191	2,210
6.750% due 12/01/2014		9,400	9,493
6.875% due 08/28/2012		9,000	9,112
7.000% due 02/01/2012		15,445	15,516
7.500% due 12/31/2013		4,300	4,429
7.500% due 09/15/2020		19,700	19,971
8.300% due 02/12/2015		8,900	9,412
American International Group, Inc.
0.306% due 04/03/2012	JPY	830,000	10,644
4.950% due 03/20/2012		$400	396
5.450% due 05/18/2017		600	575
5.600% due 10/18/2016		1,500	1,448
5.850% due 01/16/2018		7,400	7,254
6.400% due 12/15/2020		4,500	4,548
6.765% due 11/15/2017	GBP	2,730	4,016
8.175% due 05/15/2068		$26,700	24,030
8.250% due 08/15/2018		26,300	27,902
8.625% due 05/22/2068	GBP	2,600	3,271
ANZ National International Ltd.
0.919% due 08/19/2014		$35,000	35,192
6.200% due 07/19/2013		28,200	29,937
ASIF Global Financing XIX
4.900% due 01/17/2013		4,700	4,743
Australia & New Zealand Banking Group Ltd.
0.839% due 06/18/2012		23,500	23,500
Banco Bradesco S.A.
2.561% due 05/16/2014		10,000	9,822

Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,780
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	101
Banco Santander Brasil S.A.
2.659% due 03/18/2014		55,000	52,431
4.250% due 01/14/2016		20,000	19,100
4.500% due 04/06/2015		1,000	975
Bank of America Corp.
1.040% due 09/11/2012		400	389
1.148% due 06/11/2012	GBP	4,800	7,335
1.848% due 01/30/2014		$32,000	28,908
5.375% due 06/15/2014		1,000	996
7.375% due 05/15/2014		6,300	6,536
Bank of India
6.250% due 02/16/2021		700	673
Barclays Bank PLC
0.746% due 03/23/2017		4,000	3,660
6.050% due 12/04/2017		19,600	17,813
10.179% due 06/12/2021		7,120	7,562
14.000% due 11/29/2049	GBP	8,800	15,511
BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,200	10,850
BNP Paribas S.A.
1.291% due 01/10/2014		3,800	3,507
3.600% due 02/23/2016		1,000	939
5.000% due 01/15/2021		39,200	37,784
BPCE S.A.
2.375% due 10/04/2013		10,000	9,690
4.625% due 07/29/2049	EUR	700	526
5.250% due 07/29/2049		700	520
9.000% due 03/29/2049		1,400	1,291
CIT Group, Inc.
5.250% due 04/01/2014		$28,100	28,135
Citigroup Capital XXI
8.300% due 12/21/2077		6,200	6,208
Citigroup, Inc.
1.667% due 01/12/2012	EUR	2,600	3,365
2.453% due 08/13/2013		$3,728	3,661
5.500% due 04/11/2013		23,400	23,899
6.000% due 02/21/2012		10,000	10,056
6.500% due 08/19/2013		10,000	10,415
7.375% due 06/16/2014	EUR	900	1,245
Commonwealth Bank of Australia
0.839% due 09/17/2014		$66,900	66,951
0.920% due 12/10/2012		4,000	4,010
1.074% due 06/25/2014		62,000	62,368
Countrywide Financial Corp.
0.875% due 05/07/2012		2,650	2,609
5.800% due 06/07/2012		54,100	54,221
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		40,600	39,034
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	1,700	1,478
8.125% due 10/29/2049		400	401
Danske Bank A/S
1.451% due 04/14/2014		$24,200	23,341
5.914% due 12/29/2049 (f)		7,000	5,810
FCE Bank PLC
7.125% due 01/16/2012	EUR	11,850	15,444
7.125% due 01/15/2013		500	663
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$13,800	13,825
6.625% due 08/15/2017		15,500	16,897
7.000% due 10/01/2013		19,000	20,196
7.000% due 04/15/2015		9,630	10,376
7.500% due 08/01/2012		68,000	70,225
7.800% due 06/01/2012		35,490	36,250
8.000% due 06/01/2014		9,100	9,912
8.000% due 12/15/2016		2,750	3,128
General Electric Capital Corp.
5.375% due 10/20/2016		1,000	1,119
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		1,000	864
1.817% due 05/23/2016	EUR	2,000	2,164
1.940% due 01/30/2017		700	736
5.375% due 02/15/2013		5,000	6,499
HBOS PLC
6.750% due 05/21/2018		$34,800	27,930
HCP, Inc.
6.300% due 09/15/2016		2,000	2,197
6.700% due 01/30/2018		5,000	5,564
HSBC Finance Corp.
0.896% due 09/14/2012		1,339	1,319
6.676% due 01/15/2021		4,300	4,454

HSBC Finance Corp. CPI Linked Bond
5.940% due 09/15/2013		1,477	1,503
HSBC Holdings PLC
5.100% due 04/05/2021		30,000	31,925
7.625% due 05/17/2032		200	202
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	8,598
5.500% due 03/25/2015		1,000	1,001
5.750% due 11/16/2020		500	463
ING Bank NV
1.028% due 01/13/2012		13,600	13,599
1.596% due 03/15/2013		57,700	56,376
1.725% due 10/18/2013		26,700	25,936
5.000% due 06/09/2021		18,000	17,469
International Lease Finance Corp.
4.750% due 01/13/2012		1,200	1,201
5.300% due 05/01/2012		2,800	2,807
5.625% due 09/20/2013		1,800	1,766
5.875% due 05/01/2013		1,900	1,881
6.375% due 03/25/2013		2,000	2,000
6.500% due 09/01/2014		10,200	10,480
6.625% due 11/15/2013		10,500	10,500
6.750% due 09/01/2016		11,600	11,948
7.125% due 09/01/2018		21,100	21,944
Intesa Sanpaolo SpA
2.906% due 02/24/2014		22,100	19,470
3.625% due 08/12/2015		5,000	4,146
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,000	1,011
JPMorgan Chase & Co.
1.296% due 05/02/2014		50,150	48,704
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.800% due 02/15/2012		9,000	9,038
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,575
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^		3,900	1,048
6.875% due 05/02/2018 ^		32,405	8,749
7.000% due 09/27/2027 ^		4,500	1,176
7.500% due 05/11/2038 ^		5,000	5
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	20,641
Majapahit Holding BV
7.250% due 06/28/2017		700	785
Merrill Lynch & Co., Inc.
1.201% due 02/21/2012	GBP	3,000	4,638
1.751% due 08/09/2013	EUR	3,600	4,291
1.777% due 05/30/2014		4,700	5,267
1.850% due 01/31/2014		2,000	2,282
2.034% due 07/22/2014		8,200	9,146
2.154% due 09/27/2012		4,900	6,148
5.450% due 02/05/2013		$4,000	4,030
5.571% due 10/04/2012		19,200	19,237
Morgan Stanley
0.691% due 01/09/2014		1,300	1,177
0.883% due 10/15/2015		1,500	1,262
1.408% due 04/29/2013		60,500	57,036
1.775% due 11/29/2013	EUR	7,900	9,389
1.807% due 03/01/2013		6,830	8,392
1.970% due 04/13/2016		12,800	13,448
1.991% due 05/02/2014		1,200	1,381
2.016% due 01/24/2014		$29,100	26,800
2.953% due 05/14/2013		63,600	61,094
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		8,600	8,658
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,599
Prudential Financial, Inc. CPI Linked Bond
5.820% due 06/10/2013		32,500	32,849
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	535
Royal Bank of Scotland Group PLC
2.915% due 08/23/2013		22,200	21,352
4.875% due 03/16/2015		300	287
Royal Bank Of Scotland NV
1.240% due 03/09/2015		1,000	747
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	651
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		700	700
5.499% due 07/07/2015		1,000	1,015
SLM Corp.
5.000% due 10/01/2013		13,425	13,459
5.000% due 04/15/2015		1,500	1,445
5.375% due 05/15/2014		900	901
6.250% due 01/25/2016		4,795	4,668

8.450% due 06/15/2018		4,000	4,140
SLM Corp. CPI Linked Bond
5.014% due 04/01/2014		160	150
5.092% due 11/01/2016		2,975	2,531
5.394% due 03/01/2014		145	137
5.444% due 02/01/2014		1,134	1,077
5.514% due 01/31/2014		1,837	1,739
5.544% due 02/01/2014		40	38
5.694% due 11/01/2013		1,344	1,318
5.718% due 03/15/2015		60	57
Societe Generale S.A.
1.441% due 04/11/2014		45,000	39,677
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	15,300	17,184
4.875% due 07/15/2012		$3,200	3,080
5.900% due 09/15/2012		300	288
SSIF Nevada LP
1.101% due 04/14/2014		39,100	38,506
Svenska Handelsbanken AB
1.544% due 09/14/2012		25,000	25,121
Toronto-Dominion Bank
1.625% due 09/14/2016		1,300	1,285
Ventas Realty LP
3.125% due 11/30/2015		1,000	979
Vita Capital III Ltd.
1.492% due 01/01/2012		7,900	7,900
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		800	824
Wachovia Bank N.A.
0.812% due 11/03/2014		1,200	1,132
Wachovia Corp.
1.614% due 02/13/2014	EUR	600	750
Wells Fargo & Co.
7.980% due 03/29/2049		$6,300	6,780
Wells Fargo Capital X
5.950% due 12/01/2086		15,000	15,169

			2,105,364

INDUSTRIALS 2.0%
ALROSA Finance S.A.
7.750% due 11/03/2020		2,500	2,500
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	527
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,222
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		4,400	4,377
AutoZone, Inc.
6.500% due 01/15/2014		3,100	3,408
Braskem Finance Ltd.
5.750% due 04/15/2021		500	501
7.250% due 06/05/2018		600	669
Cemex S.A.B de C.V.
5.579% due 09/30/2015		700	528
Charter Communications Operating LLC
8.000% due 04/30/2012		16,890	17,312
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,279
CSC Holdings LLC
8.500% due 06/15/2015		1,000	1,070
CSN Islands XI Corp.
6.875% due 09/21/2019		600	637
CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,200
CVS Pass-Through Trust
7.507% due 01/10/2032		5,784	6,708
DCP Midstream Operating LP
3.250% due 10/01/2015		500	505
DISH DBS Corp.
7.000% due 10/01/2013		6,850	7,347
DR Horton, Inc.
5.625% due 09/15/2014		2,700	2,794
Ecopetrol S.A.
7.625% due 07/23/2019		1,000	1,215
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		2,500	2,550
7.288% due 08/16/2037		3,000	3,109
7.343% due 04/11/2013		5,800	6,097
8.146% due 04/11/2018		7,900	8,927
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,300	3,498
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,397

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	442
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	782	955
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$1,500	1,628
HCA, Inc.
7.250% due 09/15/2020		16,425	17,410
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	424
7.625% due 04/09/2019		2,500	3,092
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	604
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		12,136	12,712
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,000	1,038
Jones Group, Inc.
5.125% due 11/15/2014		10,000	9,975
Lennar Corp.
5.500% due 09/01/2014		1,500	1,508
Limited Brands, Inc.
6.900% due 07/15/2017		3,200	3,464
Lyondell Chemical Co.
11.000% due 05/01/2018		4,891	5,368
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	3,021
5.875% due 01/15/2013		2,000	2,060
7.450% due 07/15/2017		1,400	1,637
8.125% due 07/15/2015		13,000	15,023
Masco Corp.
5.850% due 03/15/2017		8,000	7,996
5.875% due 07/15/2012		3,000	3,045
New York Times Co.
5.000% due 03/15/2015		8,500	8,266
Noble Group Ltd.
4.875% due 08/05/2015		12,000	11,160
6.625% due 08/05/2020		1,100	946
6.750% due 01/29/2020		9,200	8,004
Novatek Finance Ltd.
5.326% due 02/03/2016		1,200	1,215
NXP BV
3.153% due 10/15/2013		177	178
4.322% due 10/15/2013	EUR	373	478
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$2,156	2,231
Office Depot, Inc.
6.250% due 08/15/2013		10,000	9,375
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,267
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,156
6.250% due 05/06/2018		19,200	22,322
Petrobras International Finance Co.
3.875% due 01/27/2016		10,300	10,665
5.875% due 03/01/2018		1,500	1,649
6.875% due 01/20/2040		2,000	2,332
7.875% due 03/15/2019		2,000	2,397
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	7,369
Petroleos Mexicanos
4.875% due 03/15/2015		600	641
5.500% due 01/21/2021		29,600	32,264
6.500% due 06/02/2041		15,300	17,289
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,186
Rexam PLC
6.750% due 06/01/2013		13,600	14,336
Reynolds American, Inc.
7.250% due 06/01/2012		15,000	15,366
Rohm and Haas Co.
5.600% due 03/15/2013		7,000	7,316
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,672
RR Donnelley & Sons Co.
4.950% due 04/01/2014		10,000	9,825
RZD Capital Ltd.
5.739% due 04/03/2017		3,400	3,434
Sealed Air Corp.
5.625% due 07/15/2013		10,000	10,398
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,112
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,992
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,624

Transocean, Inc.
4.950% due 11/15/2015		29,400	30,053
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,100	2,945
Vale Overseas Ltd.
8.250% due 01/17/2034		4,000	5,169

			456,411

UTILITIES 0.4%
AES Corp.
7.375% due 07/01/2021		4,500	4,871
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,459
8.700% due 08/07/2018		22,200	26,828
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,596
CenturyLink, Inc.
6.000% due 04/01/2017		10,803	10,967
France Telecom S.A.
3.000% due 07/25/2018 (c)	EUR	523	720
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$600	676
10.500% due 03/25/2014		1,000	1,127
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,569
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	434
NRG Energy, Inc.
7.375% due 01/15/2017		4,400	4,576
8.250% due 09/01/2020		5,000	5,050
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	1,012
5.000% due 10/19/2025		1,000	1,004
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,146
6.625% due 03/20/2017		1,000	1,025
7.250% due 02/02/2020		4,000	4,160
7.875% due 03/13/2018		1,500	1,618
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	10,000	118
1.500% due 05/30/2014		30,000	328
1.850% due 07/28/2014		30,000	326
4.500% due 03/24/2014	EUR	3,800	4,333
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	689

			85,632

Total Corporate Bonds & Notes (Cost $2,696,558)			2,647,407

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		9,200	9,246
ProLogis
2.250% due 04/01/2037		2,500	2,506

			11,752

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	4,030

Total Convertible Bonds & Notes (Cost $15,502)			15,782

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	2,869
5.125% due 06/01/2047		700	457
5.750% due 06/01/2047		6,400	4,643
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		6,700	7,869
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040		6,500	7,622
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045		4,600	5,208

6.296% due 05/15/2050	4,350	4,865

		33,533

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,085	6,095

ILLINOIS 0.0%
Will County, Illinois Community Unit School District No. 201-U Crete-Monee General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	6,231

NEVADA 0.1%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	13,000	16,381

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	12,000	14,202

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	144
5.875% due 06/01/2047	10,200	7,334
6.000% due 06/01/2042	8,900	6,534

		14,012

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,171

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,330	1,338
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	740	740

		2,078

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,753

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,390	8,965

Total Municipal Bonds & Notes (Cost $105,678)		106,421

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.354% due 07/25/2037	2,081	2,000
0.424% due 04/25/2035 - 03/25/2036	984	921
0.644% due 07/25/2037 - 05/25/2042	428	426
0.734% due 05/25/2036	277	277
0.739% due 02/25/2037	7,177	7,149
0.974% due 02/25/2041	27,309	27,558
1.418% due 09/01/2044 - 10/01/2044	2,481	2,517
1.420% due 06/01/2043	108	108
1.554% due 04/01/2032	93	97
1.758% due 04/01/2027	117	122
1.840% due 11/01/2033	41	42
1.892% due 10/01/2033	11	11
2.118% due 04/01/2033	619	652
2.214% due 02/01/2034	41	43
2.231% due 09/01/2034	83	87
2.372% due 05/01/2035	457	483
2.381% due 05/25/2035	73	77
2.400% due 02/01/2032	7	7
2.605% due 05/01/2036	118	125
2.985% due 04/01/2035	421	445
4.527% due 12/01/2036	253	266
4.699% due 09/01/2034	206	221
6.500% due 06/25/2028	80	89
Federal Housing Administration
7.430% due 12/01/2020	55	54
Freddie Mac
0.334% due 12/25/2036	1,600	1,591
0.500% due 08/23/2013	20,400	20,377
0.548% due 01/15/2037	110	109

0.554% due 08/25/2031		441	429
0.574% due 09/25/2031		1,101	1,047
0.628% due 12/15/2030		853	853
1.399% due 10/25/2044		5,172	5,063
1.418% due 02/25/2045		1,899	1,815
1.609% due 07/25/2044		407	415
2.107% due 07/01/2036		277	290
2.261% due 09/01/2036		265	278
2.423% due 01/01/2034		489	513
2.464% due 10/01/2036		229	244
2.557% due 06/01/2033		415	438
2.779% due 01/01/2034		674	716
4.500% due 07/15/2020		2,000	2,217
6.500% due 01/25/2028		39	45
7.000% due 10/15/2030		133	154
Ginnie Mae
0.683% due 06/16/2031 - 03/16/2032		90	89
1.625% due 07/20/2035		54	56
1.750% due 12/20/2035		1,239	1,280
3.500% due 01/01/2042		1,000	1,045
NCUA Guaranteed Notes
0.724% due 10/07/2020		14,260	14,276
2.650% due 10/29/2020		5,129	5,368
Small Business Administration
5.902% due 02/10/2018		3,897	4,426
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (b)		1,115	1,171

Total U.S. Government Agencies (Cost $106,616)			108,082

U.S. TREASURY OBLIGATIONS 87.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		190,789	199,076
0.500% due 04/15/2015		93,089	97,474
0.625% due 04/15/2013		154,585	157,302
0.625% due 07/15/2021 (g)		992,194	1,061,879
1.125% due 01/15/2021		191,997	214,241
1.250% due 04/15/2014		197,173	206,786
1.250% due 07/15/2020 (f)		590,769	668,630
1.375% due 07/15/2018		25,915	29,365
1.375% due 01/15/2020 (f)		326,802	372,274
1.625% due 01/15/2015		13,755	14,845
1.625% due 01/15/2018		6,701	7,638
1.750% due 01/15/2028		421,302	506,846
1.875% due 07/15/2013		1,054,677	1,103,703
1.875% due 07/15/2015		225,757	249,144
1.875% due 07/15/2019 (f)		334,959	394,938
2.000% due 04/15/2012 (f)		300,368	301,870
2.000% due 01/15/2014 (e)(f)		1,267,909	1,343,687
2.000% due 07/15/2014		536,210	578,059
2.000% due 01/15/2016		697,632	780,421
2.000% due 01/15/2026 (f)(g)(h)		762,108	937,273
2.125% due 01/15/2019 (f)		242,516	288,500
2.125% due 02/15/2040		22,208	29,809
2.125% due 02/15/2041 (f)		664,595	897,982
2.375% due 01/15/2017		69,717	80,948
2.375% due 01/15/2025 (f)		1,284,422	1,633,623
2.375% due 01/15/2027		436,199	563,719
2.500% due 07/15/2016		568,755	658,289
2.500% due 01/15/2029		386,363	516,006
2.625% due 07/15/2017 (f)(g)		821,311	978,002
3.000% due 07/15/2012 (e)(g)		817,967	836,052
3.375% due 01/15/2012		10,229	10,237
3.375% due 04/15/2032 (g)		81,025	125,019
3.625% due 04/15/2028 (f)		1,167,628	1,736,026
3.875% due 04/15/2029 (f)		1,024,509	1,598,154

Total U.S. Treasury Obligations (Cost $18,228,755)			19,177,817

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
4.827% due 08/25/2035		3,182	2,428
5.323% due 10/25/2035		3,946	3,137
American General Mortgage Loan Trust
5.150% due 03/25/2058		9,303	9,528
American Home Mortgage Assets
0.484% due 05/25/2046		1,078	487
0.484% due 09/25/2046		907	429
0.504% due 10/25/2046		16,132	6,544
American Home Mortgage Investment Trust
2.301% due 09/25/2045		2,647	1,910
Arkle Master Issuer PLC
1.616% due 05/17/2060		1,200	1,196
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	6,189	7,987

2.910% due 11/19/2047	15,300	19,733
Banc of America Funding Corp.
2.656% due 02/20/2036	$23,597	19,684
5.743% due 01/20/2047	925	587
5.753% due 10/25/2036 ^	718	417
5.837% due 01/25/2037	572	341
5.888% due 04/25/2037	438	296
Banc of America Large Loan, Inc.
0.788% due 08/15/2029	736	692
5.639% due 02/17/2051	6,800	7,463
Banc of America Mortgage Securities, Inc.
2.834% due 12/25/2034	2,305	1,947
2.871% due 07/25/2035	3,093	2,351
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049	3,495	3,452
5.492% due 02/10/2051	530	575
5.622% due 06/10/2049	10,000	10,767
5.634% due 04/10/2049	2,898	2,972
5.724% due 02/10/2051	10,000	10,989
5.731% due 05/10/2045	12,525	14,080
BCAP LLC Trust
0.464% due 01/25/2037 ^	4,243	1,963
5.636% due 03/26/2037	3,900	2,878
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	4,198	3,872
2.250% due 08/25/2035	8,537	7,322
2.706% due 10/25/2035	3,000	2,343
2.710% due 03/25/2035	14,292	13,316
2.845% due 01/25/2034	1,907	1,776
2.853% due 02/25/2034	3,222	2,757
2.905% due 01/25/2034	812	738
2.918% due 01/25/2035	4,054	3,471
3.016% due 03/25/2035	4,120	3,896
3.079% due 11/25/2030	249	238
5.131% due 05/25/2047	4,259	2,605
5.653% due 02/25/2036	863	481
Bear Stearns Alt-A Trust
2.515% due 11/25/2036	2,387	1,185
2.592% due 05/25/2035	154	120
2.733% due 08/25/2036 ^	783	331
2.772% due 09/25/2035	221	140
3.846% due 08/25/2036 ^	795	161
Bear Stearns Commercial Mortgage Securities
5.662% due 06/11/2040	3,128	3,211
Chase Mortgage Finance Corp.
2.738% due 02/25/2037	372	319
2.760% due 02/25/2037	306	302
5.341% due 12/25/2035	5,761	5,216
Chaseflex Trust
0.794% due 06/25/2035	715	499
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049	3,299	3,652
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035	1,473	1,313
2.230% due 09/25/2035	5,343	4,772
2.450% due 09/25/2035	5,255	4,193
2.527% due 07/25/2046 ^	3,743	2,222
2.580% due 10/25/2035	723	594
2.660% due 05/25/2035	1,439	1,240
2.660% due 10/25/2035	4,198	3,225
2.726% due 03/25/2034	542	469
5.313% due 08/25/2035	3,010	2,654
5.611% due 09/25/2037 ^	1,254	710
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,277	2,307
5.886% due 11/15/2044	6,400	7,123
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	5,044	4,673
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046	14,556	14,989
Countrywide Alternative Loan Trust
0.464% due 01/25/2037	1,264	631
0.465% due 02/20/2047	192	86
0.480% due 12/20/2046	11,706	5,384
0.495% due 07/20/2046	15,146	5,199
0.605% due 11/20/2035	1,637	831
0.994% due 10/25/2035	564	410
1.208% due 12/25/2035	3,357	1,826
4.796% due 02/25/2037	11,114	6,430
6.000% due 01/25/2037 ^	6,638	4,250
6.000% due 02/25/2037	221	135
6.500% due 08/25/2032	2,403	2,389
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035	1,189	654
0.634% due 06/25/2035	6,865	5,789
2.697% due 04/20/2035	539	474

2.719% due 01/20/2035		455	291
3.714% due 02/25/2047		938	445
4.636% due 03/25/2037 ^		844	344
4.941% due 11/20/2034		958	795
5.002% due 01/20/2035		395	367
5.084% due 04/25/2035		2,834	2,200
5.242% due 02/20/2036		502	330
5.322% due 04/20/2036		823	551
5.500% due 11/25/2035		1,045	925
5.500% due 04/25/2038		2,497	2,344
Credit Suisse First Boston Mortgage Securities Corp.
2.412% due 04/25/2034		424	383
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		928	891
5.467% due 09/15/2039		400	427
5.579% due 04/25/2037		708	378
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		395	223
Deutsche ALT-A Securities, Inc.
5.042% due 10/25/2035		633	425
Deutsche Mortgage Securities, Inc.
1.510% due 06/28/2047		1,391	1,378
5.246% due 06/26/2035		4,000	3,727
EMF-NL
2.322% due 04/17/2041	EUR	393	503
2.372% due 04/17/2041		7,500	7,765
2.422% due 04/17/2041		1,000	675
European Loan Conduit
1.612% due 05/15/2019		2,505	2,647
Extended Stay America Trust
2.951% due 11/05/2027		$12,740	12,806
First Horizon Alternative Mortgage Securities
2.199% due 09/25/2034		866	737
2.316% due 06/25/2034		1,506	1,268
6.250% due 08/25/2037 ^		697	431
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		2,778	2,140
Fosse Master Issuer PLC
2.974% due 10/18/2054	EUR	500	646
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		$600	648
Granite Master Issuer PLC
0.325% due 12/20/2054		11,280	10,784
0.465% due 12/20/2054		2,287	2,186
0.485% due 12/20/2054		3,017	2,884
Granite Mortgages PLC
0.809% due 01/20/2044		529	508
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		423	389
0.374% due 01/25/2047 ^		51	48
0.564% due 11/25/2045		16	8
Greenwich Capital Commercial Funding Corp.
0.411% due 11/05/2021		657	639
5.444% due 03/10/2039		1,200	1,304
GS Mortgage Securities Corp.
1.142% due 03/06/2020		1,782	1,767
1.317% due 03/06/2020		2,900	2,875
1.535% due 03/06/2020		17,100	16,994
GSR Mortgage Loan Trust
2.685% due 09/25/2035		21,749	19,029
2.722% due 09/25/2035		1,362	1,244
2.739% due 11/25/2035		3,765	3,123
2.765% due 01/25/2036		8,032	5,590
2.859% due 04/25/2035		251	179
5.093% due 11/25/2035		425	371
5.166% due 11/25/2035		4,357	3,561
Harborview Mortgage Loan Trust
0.477% due 07/21/2036		1,965	1,111
0.505% due 05/19/2035		20	10
0.525% due 03/19/2036		1,980	1,038
0.535% due 01/19/2036		3,886	2,074
0.595% due 11/19/2035		2,389	1,395
0.625% due 06/20/2035		658	492
2.652% due 04/19/2034		522	473
Homebanc Mortgage Trust
0.564% due 10/25/2035		4,565	2,915
5.606% due 04/25/2037		1,600	713
Impac CMB Trust
1.194% due 10/25/2033		948	770
Indymac INDA Mortgage Loan Trust
5.066% due 11/25/2035		214	158
5.142% due 11/25/2035		1,803	1,494
5.554% due 08/25/2036		1,500	1,081
Indymac INDB Mortgage Loan Trust
0.594% due 11/25/2035 ^		425	158

Indymac Index Mortgage Loan Trust
0.494% due 06/25/2047		4,533	2,082
0.594% due 06/25/2037 ^		721	200
2.566% due 10/25/2034		1,522	1,260
2.592% due 12/25/2034		293	203
4.913% due 09/25/2035		594	103
5.000% due 08/25/2035		1,102	703
5.059% due 01/25/2036		597	379
5.080% due 06/25/2036		900	716
5.089% due 10/25/2035		496	345
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	14,161
5.740% due 02/12/2049		11,100	12,060
5.794% due 02/12/2051		1,210	1,338
JPMorgan Mortgage Trust
2.394% due 12/25/2034		39	38
2.773% due 08/25/2035		95	79
2.798% due 07/25/2035		708	592
2.810% due 07/25/2035		398	358
4.856% due 04/25/2035		290	263
5.075% due 10/25/2035		404	310
5.162% due 06/25/2035		337	324
5.300% due 08/25/2035		1,400	1,222
5.319% due 07/25/2035		4,275	4,120
5.345% due 11/25/2035		1,429	1,239
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		7,069	7,874
5.424% due 02/15/2040		5,610	6,137
5.866% due 09/15/2045		14,500	15,974
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.578% due 06/15/2022		758	738
Luminent Mortgage Trust
0.474% due 12/25/2036		2,634	1,260
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		631	633
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046		4,146	1,950
2.384% due 12/25/2033		4,546	3,954
2.718% due 11/21/2034		1,800	1,654
2.873% due 12/25/2033		174	146
MASTR Alternative Loans Trust
0.694% due 03/25/2036		1,424	314
Mellon Residential Funding Corp.
0.708% due 08/15/2032		479	429
0.718% due 12/15/2030		612	561
0.758% due 06/15/2030		334	293
0.978% due 11/15/2031		471	452
2.610% due 10/20/2029		167	157
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		2,719	1,768
2.266% due 02/25/2033		2,842	2,464
2.424% due 02/25/2034		4,631	4,188
5.136% due 12/25/2035		736	618
5.253% due 09/25/2035		814	683
Merrill Lynch Mortgage Trust
5.666% due 05/12/2039		15,125	16,936
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		3,337	3,567
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		2,505	1,911
0.725% due 03/25/2030		163	141
0.887% due 11/25/2029		114	103
1.270% due 10/25/2035		2,251	1,790
1.996% due 10/25/2035		4,741	4,001
2.017% due 02/25/2036		243	184
2.079% due 12/25/2034		1,961	1,856
2.420% due 10/25/2035		1,487	1,210
5.580% due 05/25/2036		3,833	3,598
Morgan Stanley Capital
5.879% due 06/11/2049		2,960	3,268
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		558	311
Morgan Stanley Re-REMIC Trust
5.790% due 08/15/2045		5,000	5,629
New York Mortgage Trust
2.791% due 05/25/2036		970	713
Nomura Asset Acceptance Corp.
5.360% due 02/25/2036 ^		485	273
5.820% due 03/25/2047		978	868
6.138% due 03/25/2047		906	804
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	16,321
Opera Finance PLC
1.215% due 04/25/2017	GBP	4,619	6,364
Permanent Master Issuer PLC
2.872% due 07/15/2042	EUR	8,900	11,480

Provident Funding Mortgage Loan Trust
2.602% due 08/25/2033		$2,556	2,510
2.619% due 04/25/2034		97	91
RBSCF Trust
5.305% due 01/16/2049		6,302	6,299
RBSSP Resecuritization Trust
2.221% due 07/26/2045		19,721	18,357
2.560% due 12/26/2036		3,938	3,915
Real Estate Capital PLC
1.215% due 07/25/2016	GBP	3,554	5,131
Residential Accredit Loans, Inc.
0.474% due 06/25/2046		$17,499	5,525
0.574% due 12/25/2045		2,795	1,428
0.594% due 08/25/2035		215	116
1.568% due 09/25/2045		293	154
5.675% due 09/25/2035		830	509
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^		154	65
0.744% due 12/25/2036 ^		2,227	661
5.000% due 08/25/2019		647	647
5.500% due 06/25/2033		894	915
6.250% due 10/25/2036 ^		2,631	1,673
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		2,044	2,157
Sequoia Mortgage Trust
0.485% due 07/20/2036		4,805	3,450
0.635% due 10/19/2026		139	118
1.045% due 10/20/2027		283	244
1.085% due 10/20/2027		379	336
1.185% due 12/20/2032		409	353
Structured Adjustable Rate Mortgage Loan Trust
0.614% due 10/25/2035		1,965	1,111
1.618% due 01/25/2035		49	28
2.480% due 02/25/2034		1,009	907
2.532% due 08/25/2035		347	249
2.533% due 09/25/2035		2,487	1,884
4.873% due 09/25/2036		1,500	720
5.118% due 05/25/2036		1,500	1,040
5.214% due 11/25/2035		591	353
6.000% due 10/25/2037 ^		700	260
Structured Asset Mortgage Investments, Inc.
0.414% due 08/25/2036		10,526	5,114
0.424% due 03/25/2037		376	187
0.484% due 07/25/2046		10,291	5,108
0.504% due 04/25/2036		2,013	1,060
0.504% due 05/25/2046		7,683	3,661
0.535% due 07/19/2035		3,016	2,393
0.604% due 12/25/2035		656	323
0.635% due 03/19/2034		728	613
0.945% due 09/19/2032		697	579
0.945% due 10/19/2034		12	10
Structured Asset Securities Corp.
5.500% due 05/25/2035		1,050	1,033
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		1,230	222
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037		422	418
5.394% due 07/25/2036		13,836	13,385
6.054% due 09/25/2037		17,612	17,189
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020		10,731	9,606
0.368% due 09/15/2021		1,574	1,497
5.418% due 01/15/2045		1,230	1,344
WaMu Mortgage Pass-Through Certificates
0.554% due 11/25/2045		7,754	5,537
0.584% due 07/25/2045		72	53
0.584% due 10/25/2045		7,064	5,102
0.614% due 08/25/2045		7,859	5,768
0.634% due 01/25/2045		3,045	2,066
0.650% due 10/25/2044		983	665
0.908% due 03/25/2047		13,327	6,640
0.978% due 05/25/2047		1,651	950
1.028% due 12/25/2046		6,260	3,234
1.208% due 02/25/2046		1,083	717
1.408% due 11/25/2042		3	2
1.608% due 06/25/2042		329	241
2.244% due 03/25/2033		6,867	6,326
2.394% due 12/25/2036		2,515	1,627
2.468% due 02/27/2034		2,881	2,745
2.470% due 12/25/2035		450	421
2.500% due 09/25/2035		4,437	3,089
2.562% due 03/25/2034		320	301
2.573% due 03/25/2035		429	366
2.581% due 06/25/2033		199	191
2.607% due 03/25/2037		12,280	9,241
2.718% due 07/25/2046		48	31

4.294% due 01/25/2037		4,011	2,742
5.002% due 04/25/2037		2,721	1,752
5.062% due 02/25/2037 ^		7,180	4,480
5.152% due 12/25/2035		1,733	1,426
5.223% due 05/25/2037		6,655	4,612
5.943% due 08/25/2046		8,000	5,983
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.178% due 05/25/2046		3,094	1,447
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		1,300	1,059
2.642% due 01/25/2035		3,100	2,588
2.664% due 04/25/2036		1,841	1,659
2.666% due 03/25/2036		6,639	5,001
2.680% due 04/25/2036		875	667
2.710% due 03/25/2035		1,422	1,296
2.721% due 10/25/2035		547	473
5.047% due 03/25/2036		1,029	913
5.204% due 10/25/2035		4,583	4,178
5.500% due 05/25/2022		2,320	2,284
5.500% due 12/25/2035		2,120	2,104
6.000% due 07/25/2036		2,000	1,787
6.000% due 08/25/2036		4,500	4,074

Total Mortgage-Backed Securities (Cost $857,486)			818,267

ASSET-BACKED SECURITIES 3.5%
Access Group, Inc.
1.718% due 10/27/2025		20,912	21,017
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		978	964
AMMC CDO
0.731% due 05/03/2018		2,557	2,446
0.798% due 08/08/2017		15,466	14,995
ARES CLO Ltd.
0.768% due 03/12/2018		17,341	16,831
Asset-Backed Funding Certificates
0.644% due 06/25/2034		4,088	2,918
Avery Point CLO Ltd.
1.039% due 12/17/2015		310	305
Babson CLO Ltd.
0.694% due 11/10/2019		9,188	8,578
0.916% due 06/15/2016		787	772
Bear Stearns Asset-Backed Securities Trust
0.404% due 11/25/2036		971	565
1.294% due 10/25/2037		1,454	807
1.544% due 08/25/2037		2,778	1,621
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		1,993	1,843
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		116	115
0.614% due 10/25/2035		107	99
Citibank Omni Master Trust
2.378% due 05/16/2016		76,600	77,078
3.028% due 08/15/2018		8,400	8,818
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		680	719
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		497	473
0.394% due 09/25/2047		730	718
0.444% due 02/25/2037		4,625	2,795
0.544% due 04/25/2036		4,334	3,714
0.684% due 11/25/2034		3,042	2,634
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		721	710
Denver Arena Trust
6.940% due 11/15/2019		312	317
Driver One GmbH
1.838% due 02/21/2017	EUR	4,071	5,275
Dryden Leveraged Loan CDO
0.738% due 05/22/2017		$4,889	4,675
1.110% due 12/22/2015		237	234
1.954% due 08/08/2022	EUR	8,500	10,120
Duane Street CLO
0.688% due 11/08/2017		$10,674	10,240
Equity One ABS, Inc.
0.594% due 04/25/2034		158	112
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	4,870	4,788
Galaxy CLO Ltd.
0.658% due 04/25/2019		$4,537	4,213
Globaldrive BV
2.737% due 04/20/2018	EUR	218	285
4.000% due 10/20/2016		25	33
Grayston CLO Ltd.
0.837% due 08/15/2016		$242	240

GSAMP Trust
0.664% due 03/25/2047		3,000	976
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	1,912	2,397
HSBC Home Equity Loan Trust
0.435% due 03/20/2036		$4,482	4,144
HSI Asset Securitization Corp. Trust
0.344% due 12/25/2036		49	48
0.564% due 02/25/2036		2,300	999
Hudson Straits CLO Ltd.
0.783% due 10/15/2016		632	622
Hyundai Capital Auto Funding Ltd.
1.285% due 09/20/2016		4,000	4,022
Indymac Residential Asset-Backed Trust
0.424% due 04/25/2047		29	29
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		46	45
0.374% due 03/25/2037		333	314
Katonah Ltd.
0.883% due 09/20/2016		26,403	25,878
0.911% due 05/18/2015		1,135	1,112
1.120% due 02/20/2015		175	174
Lightpoint CLO Ltd.
1.457% due 02/15/2014		2,267	2,251
Long Beach Mortgage Loan Trust
0.754% due 04/25/2035		241	236
Magi Funding PLC
2.015% due 04/11/2021	EUR	13,199	15,648
Magnolia Funding Ltd.
3.000% due 04/20/2017		6,650	8,563
Merrill Lynch Mortgage Investors, Inc.
0.374% due 09/25/2037		$159	35
0.414% due 02/25/2037		218	99
Morgan Stanley ABS Capital
1.094% due 07/25/2037		652	556
Morgan Stanley Dean Witter Capital
1.644% due 02/25/2033		1,911	1,491
Morgan Stanley Home Equity Loan Trust
0.999% due 12/25/2034		1,400	1,242
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		291	181
6.000% due 07/25/2047		389	266
Mountain View Funding CLO
0.663% due 04/15/2019		992	947
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		2,400	2,286
Navigare Funding CLO Ltd.
0.739% due 05/20/2019		5,800	5,615
NYLIM Flatiron CLO Ltd.
0.739% due 10/20/2016		521	510
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		3,600	3,360
0.889% due 12/02/2016		826	805
Pacifica CDO Ltd.
0.680% due 01/26/2020		4,782	4,476
0.807% due 02/15/2017		2,262	2,204
0.932% due 05/13/2016		913	886
Panhandle-Plains Higher Education Authority, Inc.
1.081% due 10/01/2018		3,312	3,306
Park Place Securities, Inc.
0.944% due 10/25/2034		1,900	1,421
0.994% due 12/25/2034		480	464
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		21,805	21,685
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047		28	24
Renaissance Home Equity Loan Trust
0.794% due 12/25/2033		1,085	873
SACO, Inc.
0.414% due 05/25/2036		339	326
SC Germany Auto
2.255% due 08/12/2019	EUR	276	359
Sherwood Castle Funding PLC
1.241% due 06/15/2016	GBP	1,000	1,491
SLC Student Loan Trust
4.750% due 06/15/2033		$14,325	14,024
SLM Student Loan Trust
0.498% due 04/26/2021		330	327
0.548% due 04/25/2017		280	280
1.318% due 07/25/2023		10,582	10,448
1.918% due 04/25/2023		277,947	284,692
1.928% due 12/15/2017		5,932	5,951
2.350% due 04/15/2039		4,266	4,277
3.500% due 08/17/2043		46,782	46,123
3.528% due 05/16/2044		7,023	7,169
4.500% due 11/16/2043		10,498	9,964

Soundview Home Equity Loan Trust
0.434% due 12/25/2036		2,000	1,617
South Carolina Student Loan Corp.
1.277% due 03/02/2020		13,500	13,430
Specialty Underwriting & Residential Finance
0.354% due 01/25/2038		149	133
Stanfield Carrera CLO Ltd.
1.026% due 03/15/2015		764	755
Structured Asset Investment Loan Trust
0.654% due 10/25/2035		1,616	1,118
Structured Asset Securities Corp.
0.874% due 01/25/2033		9	8
1.757% due 04/25/2035		528	405
Titrisocram
2.037% due 05/25/2020	EUR	533	690
Vista Leveraged Income Fund
0.705% due 01/26/2012		$11,305	11,282
Volkswagen Car Lease
1.768% due 02/21/2017	EUR	570	739
Whitney CLO Ltd.
0.817% due 03/01/2017		$1,604	1,571
Wind River CLO Ltd.
0.889% due 12/19/2016		8,752	8,326
Wood Street CLO BV
1.988% due 03/29/2021	EUR	5,610	6,784

Total Asset-Backed Securities (Cost $767,671)			764,546

SOVEREIGN ISSUES 6.5%
Australia Government Bond
5.500% due 01/21/2018	AUD	55,200	62,907
Australia Government CPI Linked Bond
2.500% due 09/20/2030		40,300	49,769
3.000% due 09/20/2025		130,400	171,941
4.000% due 08/20/2015		52,500	97,123
4.000% due 08/20/2020		56,600	107,568
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,688
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (c)		38,873	45,454
6.000% due 05/15/2017 (c)		9,839	11,510
Canada Government Bond
1.500% due 12/01/2044 (c)	CAD	4,912	6,277
2.750% due 09/01/2016		11,700	12,248
4.250% due 12/01/2021 (c)		77,068	108,387
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,700	2,618
4.125% due 09/09/2015		3,100	3,194
5.125% due 06/29/2020		3,300	3,471
8.125% due 01/21/2014		500	555
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	122,500	149,767
4.500% due 03/07/2013	GBP	4,643	6,964
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)	EUR	84,211	94,935
2.100% due 09/15/2021 (c)		96,963	94,122
2.600% due 09/15/2023 (c)		5,523	5,376
Korea Development Bank
4.375% due 08/10/2015		$600	618
Mexico Government International Bond
4.000% due 06/13/2019 (c)	MXN	391,601	31,503
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	75,500	91,719
Province of Ontario Canada
4.000% due 06/02/2021	CAD	30,000	32,373
Province of Quebec Canada
2.750% due 08/25/2021		$20,600	20,612
Qatar Government International Bond
5.250% due 01/20/2020		20,000	22,050
6.400% due 01/20/2040		11,100	13,098
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	51,386	101,812
4.250% due 12/07/2040		22,600	43,142
4.750% due 12/07/2030		5,700	11,459

4.750% due 12/07/2038		7,800	16,067

Total Sovereign Issues (Cost $1,393,839)			1,420,327

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	9,392

Total Convertible Preferred Securities (Cost $8,900)			9,392

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		5,000	3,584
Citigroup Capital XIII
7.875% due 10/30/2040		80,000	2,085
GMAC Capital Trust I
8.125% due 02/15/2040		500,000	9,670

Total Preferred Securities (Cost $19,203)			15,339

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.0%
CERTIFICATES OF DEPOSIT 0.3%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$25,000	24,967
Banco do Brasil S.A.
0.000% due 01/17/2012		13,250	13,236
Itau Unibanco Holding S.A.
0.000% due 03/02/2012		18,400	18,355
Royal Bank of Scotland Group PLC
1.778% due 10/15/2012		11,700	11,701

			68,259

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.060% due 01/03/2012		35,000	35,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $35,329. Repurchase proceeds are $35,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		3,673	3,673
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $3,749. Repurchase proceeds are $3,673.)

			38,673

JAPAN TREASURY BILLS 2.0%
0.102% due 01/23/2012 - 02/13/2012 (a)	JPY	34,750,000	451,429

U.S. TREASURY BILLS 0.1%
0.037% due 03/22/2012 - 06/07/2012 (a)(e)		$22,546	22,543

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.4%
		52,068,146	521,410

Total Short-Term Instruments (Cost $1,095,646)			1,102,314

PURCHASED OPTIONS (j) 0.0%
(Cost $9,340)			4,042
Total Investments 119.6% (Cost $25,405,334)			$26,285,961
Written Options (k) (0.1%) (Premiums $42,255)			(13,856)
Other Assets and Liabilities (Net) (19.5%)			(4,298,457)

Net Assets 100.0%			$21,973,648

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $22,159 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $2,513,675 at a weighted average interest rate of 0.146%. On December 31, 2011, securities valued at $3,221,033 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $23,095 and cash of $26 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2014	74	$143
90-Day Eurodollar December Futures	Long	12/2013	11,825	18,232
90-Day Eurodollar June Futures	Long	06/2013	1,987	3,077
90-Day Eurodollar March Futures	Long	03/2013	4,041	3,626
90-Day Eurodollar March Futures	Long	03/2014	2,594	1,222
90-Day Eurodollar March Futures	Long	03/2015	1,008	1,138
90-Day Eurodollar September Futures	Long	09/2013	5,006	5,337
U.S. Treasury 10-Year Note March Futures	Long	03/2012	1,106	414
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	1,236	810
				$33,999

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $334 and cash of $35 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	$ 2,000	$(612)	$(197)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.284%		$3,100	$(55)	$0	$(55)
CenturyLink, Inc.	BRC	(1.850%	)	06/20/2017	2.499%		10,803	340	0	340
Con-way, Inc.	BOA	(1.830%	)	03/20/2018	3.000%		10,000	623	0	623
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	1.646%		3,800	46	207	(161)
DR Horton, Inc.	DUB	(1.000%	)	09/20/2014	1.651%		2,700	45	149	(104)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	2.000%		2,000	(75)	0	(75)
HCP, Inc.	MYC	(2.260%	)	03/20/2018	2.263%		5,000	(4)	0	(4)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.788%		4,000	(6)	85	(91)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.719%		400	10	(13)	23
International Lease Finance Corp.	BPS	(1.600%	)	12/20/2013	6.903%		2,500	231	0	231
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.903%		4,100	379	0	379
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	6.903%		3,900	365	0	365
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	5.033%		1,000	40	40	0
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	5.033%		2,200	88	81	7
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2015	4.908%		5,000	621	157	464
Intesa Sanpaolo SpA	GST	(3.000%	)	03/20/2014	5.033%	EUR	11,600	598	673	(75)
JC Penney Corp., Inc.	BRC	(1.000%	)	09/20/2012	0.892%		$1,200	(1)	4	(5)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.521%		10,000	700	320	380
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	2.910%		2,500	184	76	108
Lennar Corp.	BPS	(5.000%	)	09/20/2014	2.685%		1,500	(94)	(50)	(44)
Limited Brands, Inc.	BRC	(4.910%	)	09/20/2017	2.280%		1,200	(167)	0	(167)
Limited Brands, Inc.	MYC	(3.110%	)	09/20/2017	2.280%		2,000	(89)	0	(89)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.479%		2,000	(50)	0	(50)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.074%		3,000	(647)	0	(647)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.523%		1,000	(32)	0	(32)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	1.523%		400	(13)	0	(13)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.423%		3,000	(13)	0	(13)
Macy’s Retail Holdings, Inc.	MYC	(2.470%	)	09/20/2015	1.109%		10,000	(503)	0	(503)
Masco Corp.	BRC	(1.000%	)	09/20/2012	1.453%		3,000	9	68	(59)
Masco Corp.	CBK	(1.920%	)	03/20/2017	3.900%		8,000	711	0	711

New York Times Co.	BRC	(1.000%	)	03/20/2015	2.265%		1,000	39	58	(19)
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.265%		7,500	(644)	(735)	91
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	7.616%		10,000	392	96	296
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.179%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.708%		3,500	3	0	3
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.708%		11,000	(11)	0	(11)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.179%		1,500	(16)	0	(16)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.708%		3,500	(73)	0	(73)
ProLogis	CBK	(1.000%	)	06/20/2012	0.904%		2,500	(2)	53	(55)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.502%		10,600	(154)	0	(154)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.502%		3,000	(44)	0	(44)
Reynolds American, Inc.	BRC	(1.100%	)	06/20/2012	0.608%		12,500	(35)	0	(35)
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.086%		7,000	(34)	0	(34)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.795%		1,000	106	(2)	108
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.837%		8,550	387	0	387
RR Donnelley & Sons Co.	MYC	(1.000%	)	06/20/2014	5.302%		10,000	969	669	300
Sealed Air Corp.	BRC	(1.030%	)	09/20/2013	0.894%		10,000	(28)	0	(28)
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	3.174%	EUR	2,500	161	154	7
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	3.174%		7,800	29	49	(20)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	3.174%		10,000	37	16	21
Spain Government Bond	MYC	(1.000%	)	03/20/2016	3.724%		$16,200	1,630	1,815	(185)
Springleaf Finance Corp.	GST	(5.000%	)	03/20/2013	14.373%	EUR	13,500	1,690	1,454	236
Springleaf Finance Corp.	RYL	(1.820%	)	12/20/2017	13.738%		$5,000	1,850	0	1,850
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.891%		3,000	(57)	0	(57)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.770%		3,500	(59)	0	(59)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.238%		6,000	(89)	0	(89)

								$9,279	$5,424	$3,855

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%		$1,200	$3	$0	$3
American International Group, Inc.	BOA	1.000%	12/20/2020	4.832%		2,400	(541)	(516)	(25)
American International Group, Inc.	BRC	1.000%	12/20/2020	4.832%		700	(158)	(155)	(3)
American International Group, Inc.	DUB	1.000%	12/20/2020	4.832%		1,700	(384)	(361)	(23)
American International Group, Inc.	GST	1.000%	12/20/2020	4.832%		1,200	(271)	(250)	(21)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%		25,000	293	182	111
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.866%		250	36	5	31
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.902%		400	61	7	54
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%		19,600	(195)	(219)	24
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.818%		21,000	(1,268)	(626)	(642)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%		28,200	(281)	(302)	21
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%		7,800	(78)	(89)	11
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.306%		21,800	(217)	(310)	93
Egypt Government International Bond	CBK	1.000%	03/20/2016	6.202%		2,000	(371)	(244)	(127)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%		1,300	(241)	(157)	(84)
Egypt Government International Bond	MYC	1.000%	03/20/2016	6.202%		3,100	(575)	(372)	(203)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.122%		3,500	(16)	(3)	(13)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%		2,100	(10)	(17)	7
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		2,500	(12)	(12)	0
France Government Bond	BOA	0.250%	12/20/2015	1.997%		600	(39)	(16)	(23)
France Government Bond	CBK	0.250%	09/20/2016	2.128%		12,500	(1,022)	(719)	(303)
France Government Bond	DUB	0.250%	06/20/2015	1.913%		4,900	(269)	(161)	(108)
France Government Bond	JPM	0.250%	12/20/2015	1.997%		18,700	(1,219)	(376)	(843)
France Government Bond	RYL	0.250%	12/20/2015	1.997%		10,400	(678)	(202)	(476)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%		9,500	(77)	200	(277)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.219%		3,200	(25)	67	(92)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%		41,000	(329)	877	(1,206)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.219%		51,000	(410)	1,128	(1,538)
MetLife, Inc.	BOA	1.000%	09/20/2013	2.347%		1,900	(42)	(92)	50
MetLife, Inc.	SOG	1.000%	09/20/2013	2.347%		12,900	(287)	(603)	316
NRG Energy, Inc.	BOA	5.000%	12/20/2016	6.122%		700	(31)	(3)	(28)
NRG Energy, Inc.	GST	5.000%	12/20/2016	6.122%		4,400	(192)	(18)	(174)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%		10,500	14	(112)	126
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%		1,000	3	(6)	9
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.052%		1,000	0	(5)	5
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.135%		1,500	(8)	(10)	2
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.135%		1,500	(8)	(13)	5
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		5,000	(26)	(34)	8
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.176%		1,000	(7)	(7)	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		2,000	(10)	(5)	(5)
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.135%		1,000	(5)	(1)	(4)
Spain Government Bond	BPS	1.000%	03/20/2016	3.724%		16,200	(1,630)	(992)	(638)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	62,200	(44)	(91)	47
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		332,400	(355)	(823)	468
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	10.753%		35,000	(58)	(87)	29
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%		17,000	(8)	(35)	27
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.792%		$14,800	125	347	(222)

United Kingdom Gilt	BPS	1.000%	06/20/2016	0.872%	7,500	44	170	(126)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%	20,500	215	144	71
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.792%	16,900	142	392	(250)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%	19,000	200	221	(21)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.792%	6,000	51	141	(90)
United Kingdom Gilt	GST	1.000%	06/20/2015	0.703%	5,600	59	62	(3)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%	12,300	129	129	0
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.703%	23,000	242	222	20

						$(9,780)	$(3,750)	$(6,030)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Depreciation
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	$23,200	$1,862	$3,143	$(1,281)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	77,800	6,246	10,658	(4,412)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	34,300	2,754	5,007	(2,253)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	15,700	1,261	2,159	(898)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	24,500	1,967	3,462	(1,495)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	9,900	845	1,336	(491)

					$14,935	$25,765	$(10,830)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	59,200	$(1,313)	$(355)	$(958)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		800	(18)	(9)	(9)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	DUB		5,000	(111)	(41)	(70)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	RYL		21,800	(484)	(246)	(238)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	UAG		70,100	(1,555)	(225)	(1,330)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	74,500	1,219	(349)	1,568
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		309,900	5,209	186	5,023
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		104,100	1,750	145	1,605
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		90,300	1,601	0	1,601
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		90,900	1,742	(231)	1,973
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		141,000	3,110	573	2,537
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC		38,700	(129)	0	(129)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		20,800	(26)	(39)	13
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		194,600	0	658	(658)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		407,700	201	1,692	(1,491)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		614,300	612	2,733	(2,121)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$27,100	72	(14)	86
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		25,000	67	(17)	84
Receive	3-Month USD-CPURNSA Index	2.710%	08/04/2021	DUB		50,000	(2,593)	0	(2,593)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CBK		2,800	(827)	(644)	(183)

							$8,527	$3,817	$4,710

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$284,300	$690	$122
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	258,700	8,650	3,920

							$9,340	$4,042

(k)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$930,600	$4,572	$(1,263)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	284,300	1,622	(384)
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	117,900	0	(241)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	117,900	0	(203)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	136,300	0	(279)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	136,300	0	(234)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,000	103	(6)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,700	352	(21)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	34,600	221	(14)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	267,200	0	(1,731)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	267,200	0	(637)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	305,700	0	(1,354)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	305,700	0	(1,078)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,324,900	10,664	(526)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	287,300	2,979	(9)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	17,100	150	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	216,000	2,401	(7)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	127,000	1,408	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	87,500	796	(3)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	241,900	2,680	(8)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,167,800	8,525	(3,648)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	0

							$37,084	$(11,651)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC EUR versus USD	JPM	$1.337	01/13/2012	EUR 89,200	$625	$(179)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$172,600	$1,458	$(660)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	(1,050)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	(143)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	(173)

						$4,546	$(2,026)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	43,390	02/2012	CBK	$0	$(1,028)	$(1,028)
Sell		732,417	02/2012	JPM	0	(24,912)	(24,912)
Sell		33,243	02/2012	UAG	0	(1,071)	(1,071)
Buy	BRL	115,841	01/2012	DUB	0	(1,914)	(1,914)
Sell		115,841	01/2012	DUB	0	(349)	(349)
Buy		115,841	01/2012	HUS	349	0	349
Sell		115,841	01/2012	HUS	0	(1,670)	(1,670)
Sell		115,841	03/2012	DUB	1,942	0	1,942
Sell		15,919	03/2012	HUS	44	0	44
Sell		19,608	03/2012	MSC	46	(10)	36
Buy	CAD	738	02/2012	BRC	3	0	3
Sell		6,107	02/2012	BRC	24	0	24
Buy		1,023	02/2012	CBK	2	0	2
Buy		88,070	02/2012	DUB	113	0	113
Buy		2,372	02/2012	JPM	21	0	21
Sell		81,555	02/2012	MSC	0	(882)	(882)
Sell		30,182	02/2012	RBC	7	0	7
Buy	CNY	6,009	02/2012	BRC	9	0	9
Buy		171,443	02/2012	DUB	618	0	618
Buy		334,608	02/2012	JPM	1,443	0	1,443
Buy		58,628	06/2012	BRC	50	0	50
Buy		129,327	10/2012	UAG	0	(62)	(62)

Buy	EUR	169,742	01/2012	BRC	0	(4,444)	(4,444)
Sell		75,196	01/2012	BRC	5,952	0	5,952
Buy		207,480	01/2012	CBK	0	(2,472)	(2,472)
Buy		44,103	01/2012	DUB	0	(3,479)	(3,479)
Sell		70,758	01/2012	DUB	6,022	0	6,022
Sell		301,012	01/2012	FBL	24,672	0	24,672
Buy		46,291	01/2012	GST	76	0	76
Buy		77,947	01/2012	JPM	0	(1,931)	(1,931)
Sell		272,291	01/2012	JPM	12,162	0	12,162
Buy		3,844	01/2012	RBC	0	(274)	(274)
Sell		3,316	01/2012	RBC	140	0	140
Buy		88,607	01/2012	UAG	0	(864)	(864)
Sell		232,803	01/2012	UAG	9,283	0	9,283
Sell		98,355	02/2012	BRC	1,225	0	1,225
Sell		204,892	02/2012	CBK	2,468	0	2,468
Sell		46,291	02/2012	GST	0	(75)	(75)
Sell		30,375	02/2012	JPM	314	0	314
Sell		85,692	02/2012	UAG	848	0	848
Sell	GBP	30,933	01/2012	BRC	468	0	468
Buy		77,027	01/2012	CBK	0	(1,155)	(1,155)
Sell		84,228	01/2012	CBK	643	0	643
Buy		75,915	01/2012	GST	888	0	888
Sell		38,893	01/2012	GST	453	0	453
Sell		77,027	02/2012	CBK	1,157	0	1,157
Sell		75,915	02/2012	GST	0	(887)	(887)
Buy	IDR	21,892,000	01/2012	BOA	0	(37)	(37)
Buy		23,000,000	01/2012	CBK	0	(47)	(47)
Buy		11,208,000	01/2012	DUB	0	(77)	(77)
Sell		204,880,551	01/2012	DUB	0	(15)	(15)
Sell		7,321,916	01/2012	GST	0	(1)	(1)
Buy		11,473,000	01/2012	HUS	0	(67)	(67)
Buy		44,572,400	01/2012	JPM	0	(166)	(166)
Sell		309,795,039	01/2012	JPM	212	(5)	207
Buy		468,321,400	01/2012	UAG	0	(1,482)	(1,482)
Sell		60,920,700	01/2012	UAG	42	0	42
Buy	INR	1,000,000	07/2012	BRC	0	(3,426)	(3,426)
Sell		3,907,994	07/2012	BRC	4,559	0	4,559
Buy		7,028,529	07/2012	CBK	0	(8,600)	(8,600)
Sell		500,884	07/2012	DUB	0	(1)	(1)
Sell		356,091	07/2012	GST	0	(46)	(46)
Sell		987,332	07/2012	HUS	156	(50)	106
Buy		47,224	07/2012	JPM	0	(67)	(67)
Sell		2,376,789	07/2012	JPM	2,694	(37)	2,657
Sell	JPY	13,781,584	01/2012	DUB	650	0	650
Buy		86,235	01/2012	JPM	9	0	9
Sell		5,449,573	02/2012	CBK	0	(1,030)	(1,030)
Sell		7,258,239	02/2012	HUS	0	(1,502)	(1,502)
Sell		5,070,000	02/2012	JPM	0	(935)	(935)
Sell		9,152,188	02/2012	WST	0	(1,898)	(1,898)
Sell	KRW	71,477,125	02/2012	BRC	1,011	(11)	1,000
Sell		97,828,849	02/2012	CBK	3,458	0	3,458
Sell		8,529,138	02/2012	DUB	16	0	16
Sell		932,400	02/2012	GST	0	0	0
Sell		31,577,485	02/2012	HUS	186	(1)	185
Sell		30,517,270	02/2012	MSC	613	0	613
Buy		240,862,643	02/2012	UAG	0	(19,805)	(19,805)
Buy	MXN	711	03/2012	BRC	0	0	0
Buy		393,458	03/2012	CBK	0	(798)	(798)
Buy		7,114	03/2012	HUS	1	0	1
Sell		224,071	03/2012	MSC	149	0	149
Sell		409,710	03/2012	UAG	184	0	184
Sell	MYR	59,413	04/2012	BRC	0	(70)	(70)
Buy		31,032	04/2012	CBK	0	(291)	(291)
Sell		57,817	04/2012	DUB	0	(64)	(64)
Sell		27,032	04/2012	HUS	0	(36)	(36)
Sell		91,688	04/2012	JPM	0	(116)	(116)
Buy		202,689	04/2012	UAG	0	(3,498)	(3,498)
Buy	NZD	4,871	02/2012	UAG	153	0	153
Buy	PHP	2,547,415	03/2012	BRC	0	(1,493)	(1,493)
Sell		1,482,513	03/2012	BRC	66	(40)	26
Buy		1,701,121	03/2012	CBK	0	(340)	(340)
Sell		555,715	03/2012	DUB	0	(25)	(25)
Sell		627,439	03/2012	GST	0	(138)	(138)
Sell		534,000	03/2012	HUS	78	(8)	70
Buy		1,365,000	03/2012	JPM	0	(235)	(235)
Sell		1,815,868	03/2012	JPM	383	0	383
Sell		586,305	03/2012	MSC	127	0	127
Buy	SGD	25,558	02/2012	BRC	0	(202)	(202)
Sell		20,605	02/2012	BRC	41	(72)	(31)
Buy		259	02/2012	DUB	0	0	0
Sell		6,886	02/2012	DUB	0	(19)	(19)
Buy		11,400	02/2012	GST	16	0	16
Buy		15,300	02/2012	HUS	21	0	21
Sell		12,300	02/2012	HUS	0	(32)	(32)
Sell		11,578	02/2012	UAG	41	(17)	24

					$86,308	$(94,279)	$(7,971)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$96,225	$0	$96,225
Corporate Bonds & Notes
Banking & Finance	0	2,097,464	7,900	2,105,364
Industrials	0	453,466	2,945	456,411
Utilities	0	85,632	0	85,632
Convertible Bonds & Notes
Banking & Finance	0	11,752	0	11,752
Industrials	0	4,030	0	4,030
Municipal Bonds & Notes
California	0	33,533	0	33,533
District of Columbia	0	6,095	0	6,095
Illinois	0	6,231	0	6,231
Nevada	0	16,381	0	16,381
New York	0	14,202	0	14,202
Ohio	0	14,012	0	14,012
Puerto Rico	0	2,171	0	2,171
Rhode Island	0	2,078	0	2,078
Texas	0	2,753	0	2,753
West Virginia	0	8,965	0	8,965
U.S. Government Agencies	0	93,752	14,330	108,082
U.S. Treasury Obligations	0	19,177,817	0	19,177,817
Mortgage-Backed Securities	0	815,389	2,878	818,267
Asset-Backed Securities	0	739,715	24,831	764,546
Sovereign Issues	0	1,420,327	0	1,420,327
Convertible Preferred Securities
Banking & Finance	9,392	0	0	9,392
Preferred Securities
Banking & Finance	11,755	3,584	0	15,339
Short-Term Instruments
Certificates of Deposit	0	68,259	0	68,259
Repurchase Agreements	0	38,673	0	38,673
Japan Treasury Bills	0	451,429	0	451,429
U.S. Treasury Bills	0	22,543	0	22,543
PIMCO Short-Term Floating NAV Portfolio	521,410	0	0	521,410
Purchased Options
Interest Rate Contracts	0	4,042	0	4,042
	$542,557	$25,690,520	$52,884	$26,285,961

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	8,468	0	8,468
Foreign Exchange Contracts	0	86,308	0	86,308
Interest Rate Contracts	33,999	14,490	0	48,489
	$33,999	$109,266	$0	$143,265

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(21,473)	0	(21,473)
Foreign Exchange Contracts	0	(94,458)	0	(94,458)
Interest Rate Contracts	0	(21,628)	(2,026)	(23,654)

	$0	$(137,559)	$(2,026)	$(139,585)

Totals	$576,556	$25,662,227	$50,858	$26,289,641

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$4,960	$0	$(5,000)	$0	$0	$40	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	7,815	0	0	0	0	85	0	0	7,900	85
Industrials	7,210	10,263	(14,163)	(208)	0	(157)	0	0	2,945	(155)
U.S. Government Agencies	16,366	0	(2,031)	0	0	(5)	0	0	14,330	(2)
Mortgage-Backed Securities	0	3,036	0	7	0	(165)	0	0	2,878	(165)
Asset-Backed Securities	139,197	14,507	(31,428)	473	649	337	8,563	(107,467)	24,831	30
Sovereign Issues	173,309	0	(173,660)	4	0	347	0	0	0	0

	348,857	27,806	(226,282)	276	649	482	8,563	(107,467)	52,884	(207)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(15,203)	$0	$0	$0	$7,607	$5,570	$0	$0	$(2,026)	$932

Totals	$333,654	$27,806	$(226,282)	$276	$8,256	$6,052	$8,563	$(107,467)	$50,858	$725

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.
2.546% - 2.773% due 07/25/2014		$994	$967
Delphi Corp.
3.500% due 03/17/2017		651	650
HCA, Inc.
2.796% due 05/02/2016		1,925	1,810
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	200	259
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/16/2017		$469	468
Vodafone Group PLC
6.875% due 08/17/2015		321	321
Weather Channel, Inc.
4.250% due 02/11/2017		496	496

Total Bank Loan Obligations (Cost $5,105)			4,971

CORPORATE BONDS & NOTES 11.5%
BANKING & FINANCE 10.4%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		200	182
ABN AMRO Bank NV
2.198% due 01/30/2014		4,400	4,294
Ally Financial, Inc.
2.727% due 12/01/2014		1,100	956
3.649% due 02/11/2014		1,800	1,710
3.963% due 06/20/2014		100	94
4.500% due 02/11/2014		600	580
6.750% due 12/01/2014		500	505
7.500% due 09/15/2020		1,000	1,014
8.300% due 02/12/2015		2,800	2,961
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,749
5.850% due 01/16/2018		200	196
8.175% due 05/15/2068		1,100	990
ASIF Global Financing XIX
4.900% due 01/17/2013		300	303
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,318
Banco Santander Brasil S.A.
2.659% due 03/18/2014		6,600	6,292
4.250% due 01/14/2016		1,600	1,528
Bank of America Corp.
1.148% due 06/11/2012	GBP	1,700	2,598
1.848% due 01/30/2014		$1,500	1,355
Barclays Bank PLC
0.740% due 09/11/2017		900	790
6.050% due 12/04/2017		300	273
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,259
BM&FBovespa S.A.
5.500% due 07/16/2020		3,000	3,105
BPCE S.A.
2.185% due 02/07/2014		9,000	8,570
Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,282
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,004
Citigroup, Inc.
1.848% due 01/13/2014		2,000	1,946
Commonwealth Bank of Australia
0.839% due 09/17/2014		3,500	3,503
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		2,800	2,692
Credit Agricole S.A.
1.862% due 01/21/2014		9,000	8,323
Danske Bank A/S
1.451% due 04/14/2014		7,500	7,234
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	663
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$500	501
7.000% due 10/01/2013		1,900	2,020
7.500% due 08/01/2012		7,000	7,229
8.000% due 06/01/2014		500	545

GATX Financial Corp.
5.800% due 03/01/2016		300	317
HSBC Finance Corp.
0.653% due 01/15/2014		11,000	10,138
ICICI Bank Ltd.
4.750% due 11/25/2016		700	669
ING Bank NV
1.596% due 03/15/2013		6,800	6,644
1.725% due 10/18/2013		20,000	19,428
International Lease Finance Corp.
6.375% due 03/25/2013		3,800	3,800
6.500% due 09/01/2014		300	308
6.750% due 09/01/2016		300	309
7.125% due 09/01/2018		600	624
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,012
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		800	717
LeasePlan Corp. NV
3.000% due 05/07/2012		400	403
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^		100	27
6.875% due 05/02/2018 ^		900	243
7.500% due 05/11/2038 ^		5,000	5
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,000	2,015
Morgan Stanley
2.016% due 01/24/2014		17,200	15,841
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014		5,400	5,238
RCI Banque S.A.
2.261% due 04/11/2014		7,500	7,152
SLM Corp.
5.050% due 11/14/2014		500	493
6.250% due 01/25/2016		11,600	11,293
Societe Generale S.A.
1.441% due 04/11/2014		8,000	7,054
Stone Street Trust
5.902% due 12/15/2015		7,000	6,437
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		900	819
Ventas Realty LP
3.125% due 11/30/2015		3,300	3,231
Vita Capital III Ltd.
1.492% due 01/01/2012		300	300
Wachovia Corp.
4.810% due 05/25/2012	AUD	9,900	10,085
Westpac Banking Corp.
1.309% due 03/31/2014		$200	201

			210,367

INDUSTRIALS 1.1%
American Airlines, Inc.
10.500% due 10/15/2012 ^		4,600	4,416
Charter Communications Operating LLC
8.000% due 04/30/2012		2,100	2,153
CSC Holdings LLC
8.500% due 06/15/2015		2,600	2,782
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	305
7.343% due 04/11/2013		200	210
Lyondell Chemical Co.
11.000% due 05/01/2018		299	329
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	506
Petroleos Mexicanos
5.500% due 01/21/2021		400	436
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		500	475
Volkswagen International Finance NV
1.031% due 10/01/2012		11,000	10,991

			22,603

UTILITIES 0.0%
AES Corp.
7.375% due 07/01/2021		300	325
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	22

1.850% due 07/28/2014		2,000	21

			368

Total Corporate Bonds & Notes (Cost $247,691)			233,338

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		$2,500	2,853

ILLINOIS 0.0%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 01/01/2018		500	586

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	72

Total Municipal Bonds & Notes (Cost $3,134)			3,511

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
0.974% due 02/25/2041		2,723	2,748
1.418% due 09/01/2044 - 10/01/2044		73	74
Freddie Mac
0.878% due 12/15/2037		3,372	3,388
2.107% due 07/01/2036		263	276
2.261% due 09/01/2036		253	265
2.464% due 10/01/2036		218	232
NCUA Guaranteed Notes
0.834% due 12/08/2020		1,556	1,562
2.650% due 10/29/2020		2,903	3,039
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (b)		6,850	7,191

Total U.S. Government Agencies (Cost $18,621)			18,775

U.S. TREASURY OBLIGATIONS 88.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		16,361	17,072
0.625% due 07/15/2021 (f)(g)(h)		161,233	172,558
1.125% due 01/15/2021		52,548	58,637
1.250% due 07/15/2020 (f)		262,867	297,512
1.375% due 01/15/2020		48,372	55,103
1.750% due 01/15/2028 (g)		43,803	52,697
1.875% due 07/15/2019		12,407	14,628
2.000% due 07/15/2014		240	259
2.000% due 01/15/2026 (f)		111,680	137,349
2.125% due 01/15/2019		4,429	5,269
2.125% due 02/15/2040 (g)		78,985	106,018
2.125% due 02/15/2041		47,146	63,702
2.375% due 01/15/2017		4,042	4,693
2.375% due 01/15/2025 (f)(g)		192,065	244,283
2.375% due 01/15/2027 (f)(g)		165,370	213,715
2.500% due 01/15/2029		8,542	11,408
3.375% due 01/15/2012 (e)		28,225	28,247
3.375% due 04/15/2032		22,705	35,034
3.625% due 04/15/2028 (g)		57,395	85,334
3.875% due 04/15/2029 (f)		92,652	144,530
U.S. Treasury Notes
2.000% due 11/15/2021		14,900	15,065
3.125% due 05/15/2021		19,600	21,877

Total U.S. Treasury Obligations (Cost $1,742,900)			1,784,990

MORTGAGE-BACKED SECURITIES 3.4%
Arran Residential Mortgages Funding PLC
2.660% due 11/19/2047	EUR	6,397	8,271
2.910% due 11/19/2047		2,200	2,837
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		$5,732	5,191
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049		132	130
5.492% due 02/10/2051		210	228
5.622% due 06/10/2049		132	133
BCAP LLC Trust
5.000% due 11/25/2036		2,671	2,718
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		36	34
2.250% due 08/25/2035		65	55
2.710% due 03/25/2035		111	103
2.918% due 01/25/2035		453	388
3.016% due 03/25/2035		33	32

Chase Mortgage Finance Corp.
4.625% due 02/25/2034		887	900
5.341% due 12/25/2035		384	348
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		91	101
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		45	40
2.450% due 09/25/2035		76	60
2.660% due 05/25/2035		34	30
2.726% due 03/25/2034		373	323
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	111
Countrywide Alternative Loan Trust
0.464% due 05/25/2047		6,753	3,638
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 06/25/2035		273	231
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	213
Eclipse Ltd.
1.155% due 01/25/2020	GBP	3,834	4,930
European Loan Conduit
1.612% due 05/15/2019	EUR	2,070	2,187
Extended Stay America Trust
2.951% due 11/05/2027		$2,940	2,955
Fosse Master Issuer PLC
1.805% due 10/18/2054		6,300	6,283
Granite Master Issuer PLC
0.325% due 12/20/2054		284	271
1.337% due 12/20/2054	EUR	1,247	1,539
GS Mortgage Securities Corp.
1.535% due 03/06/2020		$1,000	994
4.592% due 08/10/2043		1,100	1,212
GSR Mortgage Loan Trust
2.722% due 09/25/2035		272	249
2.765% due 01/25/2036		470	327
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	5,000	6,451
Homebanc Mortgage Trust
0.564% due 10/25/2035		$427	272
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	226
JPMorgan Mortgage Trust
5.162% due 06/25/2035		2,137	2,055
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	230
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	107
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035		234	197
Morgan Stanley Capital
5.879% due 06/11/2049		330	364
Permanent Master Issuer PLC
2.872% due 07/15/2042	EUR	800	1,032
RBSSP Resecuritization Trust
2.221% due 07/26/2045		$5,825	5,422
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^		669	280
Structured Adjustable Rate Mortgage Loan Trust
5.489% due 03/25/2036		846	535
5.500% due 12/25/2034		1,104	999
Thornburg Mortgage Securities Trust
6.054% due 09/25/2037		2,249	2,195
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	230
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		535	403
5.204% due 10/25/2035		289	264

Total Mortgage-Backed Securities (Cost $72,902)			68,324

ASSET-BACKED SECURITIES 3.1%
AMMC CDO
0.731% due 05/03/2018		492	470
ARES CLO Ltd.
0.768% due 03/12/2018		413	401
Avery Point CLO Ltd.
1.039% due 12/17/2015		91	90
Babson CLO Ltd.
0.694% due 11/10/2019		967	903
0.777% due 11/15/2016		517	504
0.916% due 06/15/2016		197	193
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		498	461

Callidus Debt Partners Fund Ltd.
0.663% due 04/17/2020		2,489	2,337
Citibank Omni Master Trust
2.378% due 05/16/2016		3,100	3,119
3.028% due 08/15/2018		7,000	7,348
Countrywide Asset-Backed Certificates
0.474% due 07/25/2036		827	676
0.544% due 04/25/2036		246	211
Cumberland CLO Ltd.
0.694% due 11/10/2019		865	833
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		97	96
Dryden Leveraged Loan CDO
1.110% due 12/22/2015		42	42
Duane Street CLO
0.688% due 11/08/2017		582	559
Galaxy CLO Ltd.
0.658% due 04/25/2019		493	458
Grayston CLO Ltd.
0.837% due 08/15/2016		60	60
Gulf Stream Compass CLO Ltd.
0.763% due 07/15/2016		148	146
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	191	240
Hillmark Funding
0.729% due 05/21/2021		$5,900	5,390
HSI Asset Securitization Corp. Trust
0.564% due 02/25/2036		500	217
Hudson Straits CLO Ltd.
0.783% due 10/15/2016		150	148
Katonah Ltd.
0.883% due 09/20/2016		2,177	2,134
0.911% due 05/18/2015		126	123
1.120% due 02/20/2015		30	30
Magi Funding PLC
2.015% due 04/11/2021	EUR	1,208	1,432
Mountain View Funding CLO
0.663% due 04/15/2019		$496	473
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		500	476
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		500	467
0.889% due 12/02/2016		230	224
Pacifica CDO Ltd.
0.807% due 02/15/2017		3,110	3,030
0.932% due 05/13/2016		208	201
Park Place Securities, Inc.
0.974% due 12/25/2034		1,660	1,579
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		2,251	2,238
Premium Loan Trust Ltd.
0.798% due 10/25/2014		75	74
Race Point CLO
1.007% due 05/15/2015		148	147
Saxon Asset Securities Trust
4.034% due 06/25/2033		305	279
SLC Student Loan Trust
4.750% due 06/15/2033		7,163	7,012
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	6,055	7,139
1.696% due 09/15/2021		2,938	3,675
2.198% due 08/15/2016		$294	294
3.500% due 08/17/2043		5,339	5,264
Vista Leveraged Income Fund
0.705% due 01/26/2012		1,065	1,063
Wind River CLO Ltd.
0.889% due 12/19/2016		660	628
Wood Street CLO BV
1.988% due 03/29/2021	EUR	214	259

Total Asset-Backed Securities (Cost $65,402)			63,143

SOVEREIGN ISSUES 5.0%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	12,700	15,684
3.000% due 09/20/2025		26,300	34,678
4.000% due 08/20/2020		200	380
Canada Government Bond
1.500% due 12/01/2044 (c)	CAD	1,254	1,603
4.250% due 12/01/2021 (c)		2,472	3,476
Export-Import Bank of Korea
1.592% due 03/13/2012		$2,500	2,499
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	8,800	10,759
4.500% due 03/07/2013	GBP	300	450

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	17,820	17,298
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	500	607
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	4,051	8,026
4.250% due 12/07/2040		2,800	5,345
4.750% due 12/07/2038		700	1,442

Total Sovereign Issues (Cost $100,385)			102,247

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		300	317

Total Convertible Preferred Securities (Cost $300)			317

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.9%
CERTIFICATES OF DEPOSIT 1.0%
Banco Bradesco S.A.
1.950% due 01/24/2013		$4,200	4,233
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		4,900	4,898
0.000% due 03/02/2012		11,000	10,973

			20,104

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012		1,477	1,477

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $1,510. Repurchase proceeds are $1,477.)
JAPAN TREASURY BILLS 3.9%
0.101% due 01/23/2012 - 02/13/2012 (a)	JPY	6,160,000	80,025

U.S. TREASURY BILLS 0.1%
0.041% due 01/19/2012 - 12/13/2012 (a)(e)		$2,750	2,749

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.8%
		21,855,438	218,860

Total Short-Term Instruments (Cost $322,970)			323,215

PURCHASED OPTIONS (j) 0.0%
(Cost $543)			241
Total Investments 128.3% (Cost $2,579,953)			$2,603,072
Written Options (k) (0.0%) (Premiums $1,264)			(432)
Other Assets and Liabilities (Net) (28.3%)			(573,842)

Net Assets 100.0%			$2,028,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $3,642 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $380,086 at a weighted average interest rate of 0.160%. On December 31, 2011, securities valued at $484,951 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $2,841 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	565	$1,073
90-Day Eurodollar June Futures	Long	06/2013	64	79
90-Day Eurodollar March Futures	Long	03/2013	164	138
90-Day Eurodollar September Futures	Long	09/2013	831	1,164
U.S. Treasury 10-Year Note March Futures	Long	03/2012	982	1,153
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	18	(6)

				$3,601

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,462 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	$8,100	$(2,477)	$(797)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.289%	$	2,800	$76	$78	$(2)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.289%		6,200	169	315	(146)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.909%		300	10	0	10
International Lease Finance Corp.	GST	(5.000%	)	03/20/2013	6.594%		3,800	62	(175)	237
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	3.174%		5,300	266	206	60
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	3.174%	EUR	2,000	8	13	(5)

								$591	$437	$154

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%	$500	$(5)	$(4)	$(1)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.818%	600	(36)	(20)	(16)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%	1,200	(12)	(14)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%	1,000	(7)	(7)	0
France Government Bond	DUB	0.250%	06/20/2015	1.913%	200	(11)	(7)	(4)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%	200	(2)	4	(6)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.219%	100	(1)	2	(3)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	1,400	(12)	30	(42)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.307%	12,800	(164)	(4)	(160)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.219%	400	(3)	8	(11)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.219%	400	(3)	9	(12)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%	200	1	(2)	3
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.176%	1,000	(7)	(7)	0
SLM Corp.	BOA	5.000%	03/20/2016	6.047%	700	(24)	(6)	(18)
SLM Corp.	GST	5.000%	03/20/2016	6.047%	1,500	(51)	6	(57)

Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%	JPY	3,900	(4)	(9)	5
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.872%	$	500	3	11	(8)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%		1,000	10	12	(2)
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.792%		800	7	19	(12)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.792%		600	5	14	(9)

							$(316)	$35	$(351)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$4,300	$345	$578	$(233)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	500	40	75	(35)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	600	48	82	(34)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	700	56	99	(43)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	2,800	239	378	(139)

					$728	$1,212	$(484)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	6,000	$(133)	$(2)	$(131)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		4,000	(89)	(45)	(44)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	DUB		3,900	(86)	(32)	(54)
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC	BRL	68,000	49	(22)	71
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		5,300	87	(25)	112
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,300	22	1	21
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		2,400	40	3	37
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		1,500	29	(5)	34
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		1,700	38	7	31
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC		2,500	(8)	0	(8)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		45,000	(56)	(58)	2
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		36,700	0	138	(138)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		8,500	4	37	(33)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		28,100	28	117	(89)
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,600	10	12	(2)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$2,500	7	(1)	8
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		2,200	6	(1)	7

							$(52)	$124	$(176)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	DWRTFT Index	49,815	1-Month USD-LIBOR less a specified spread	$256,171	02/29/2012	BOA	$11,989
Receive	DWRTFT Index	98,254	1-Month USD-LIBOR less a specified spread	505,265	04/30/2012	BOA	23,664
Receive	DWRTFT Index	5,066	1-Month USD-LIBOR less a specified spread	26,053	05/31/2012	BOA	1,219
Receive	DWRTFT Index	167,661	1-Month USD-LIBOR less a specified spread	862,189	01/31/2012	FCT	40,415
Receive	DWRTFT Index	58,317	1-Month USD-LIBOR less a specified spread	299,894	08/31/2012	FCT	13,735
Pay	DWRTFT Index	13,273	1-Month USD-LIBOR less a specified spread	68,255	08/31/2012	FCT	(1,072)
Receive	DWRTFT Index	10,000	1-Month USD-LIBOR less a specified spread	51,425	02/29/2012	RYL	2,407

							$92,357

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$7,400	$18	$3
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	15,700	525	238

							$543	$241

(k)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$7,400	$42	$(10)
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	4,300	0	(9)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,300	0	(8)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	2,900	0	(6)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	2,900	0	(5)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,700	12	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	6,300	0	(41)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	6,300	0	(15)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	7,300	0	(32)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,300	0	(26)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,500	269	(13)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,000	81	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,700	65	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	45	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,900	54	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	6,700	74	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	70,800	517	(221)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	300	2	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	0

							$1,164	$(387)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(5)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	(17)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	(19)

						$100	$(45)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ ( Depreciation)
Sell	AUD	9,214	02/2012	CBK	$0	$(250)	$(250)
Sell		67,439	02/2012	JPM	0	(2,321)	(2,321)
Sell		4,728	02/2012	UAG	0	(152)	(152)
Buy	BRL	143	01/2012	MSC	2	0	2
Sell		143	01/2012	MSC	0	0	0
Buy		143	01/2012	UAG	0	0	0
Sell		143	01/2012	UAG	3	0	3
Sell		169	03/2012	HUS	1	0	1
Sell		927	03/2012	MSC	0	(1)	(1)
Buy		143	03/2012	UAG	0	(3)	(3)
Sell	CAD	1,506	02/2012	BRC	6	0	6
Buy		3,304	02/2012	DUB	4	0	4
Buy	CNY	5,984	02/2012	DUB	21	0	21
Buy		29,454	06/2012	BRC	29	0	29
Buy	EUR	3,873	01/2012	BRC	0	(27)	(27)
Sell		18,959	01/2012	BRC	1,501	0	1,501
Buy		3,729	01/2012	CBK	0	(44)	(44)
Buy		283	01/2012	DUB	0	(17)	(17)
Sell		17,840	01/2012	DUB	1,518	0	1,518
Sell		41,421	01/2012	FBL	1,726	0	1,726
Buy		41,421	01/2012	GST	0	(735)	(735)
Buy		697	01/2012	JPM	0	(54)	(54)
Buy		991	01/2012	RBC	0	(47)	(47)
Sell		41,421	02/2012	GST	738	0	738
Sell	GBP	3,034	01/2012	BRC	46	0	46
Sell		12,155	01/2012	GST	142	0	142
Buy		15,189	01/2012	RBC	0	(197)	(197)

Sell		15,189	02/2012	RBC	197	0	197
Buy	IDR	11,579,100	01/2012	CBK	0	(19)	(19)
Sell		22,096,787	01/2012	GST	0	(2)	(2)
Sell		5,783,325	01/2012	JPM	5	0	5
Buy		18,862,700	01/2012	UAG	0	(59)	(59)
Sell		2,562,000	01/2012	UAG	2	0	2
Sell	INR	284,369	07/2012	BRC	252	0	252
Sell		56,367	07/2012	DUB	0	0	0
Sell		31,231	07/2012	GST	0	(4)	(4)
Sell		63,531	07/2012	HUS	10	(4)	6
Sell		212,181	07/2012	JPM	232	(3)	229
Buy		647,679	07/2012	UAG	0	(2,304)	(2,304)
Sell	JPY	3,200,000	01/2012	CBK	0	(112)	(112)
Sell		314,253	01/2012	DUB	10	0	10
Sell		696,499	02/2012	BRC	121	0	121
Sell		646,578	02/2012	CBK	86	(28)	58
Sell		199,220	02/2012	HUS	0	(41)	(41)
Sell		1,166,499	02/2012	JPM	121	(87)	34
Sell		251,204	02/2012	WST	0	(52)	(52)
Sell	KRW	6,958,935	02/2012	BRC	84	(1)	83
Buy		11,648,610	02/2012	CBK	0	(412)	(412)
Sell		529,074	02/2012	DUB	1	0	1
Sell		1,412,586	02/2012	GST	0	0	0
Sell		1,381,200	02/2012	HUS	15	0	15
Sell		1,366,230	02/2012	MSC	28	0	28
Buy	MXN	63,144	03/2012	HUS	0	(155)	(155)
Sell		42,647	03/2012	UAG	21	0	21
Sell	MYR	3,345	04/2012	BRC	0	(5)	(5)
Buy		1,360	04/2012	CBK	0	(13)	(13)
Sell		4,076	04/2012	DUB	0	(6)	(6)
Sell		2,039	04/2012	HUS	0	(3)	(3)
Buy		8,099	04/2012	UAG	0	(126)	(126)
Buy	PHP	61,333	03/2012	BRC	0	(36)	(36)
Sell		69,697	03/2012	BRC	0	(16)	(16)
Buy		85,743	03/2012	CBK	0	(22)	(22)
Sell		31,666	03/2012	GST	0	(2)	(2)
Sell		45,687	03/2012	HUS	0	(2)	(2)
Sell	SGD	2,515	02/2012	BRC	5	(9)	(4)
Sell		1,444	02/2012	CBK	17	0	17
Sell		716	02/2012	DUB	0	(2)	(2)
Sell		651	02/2012	HUS	0	(2)	(2)
Buy		6,619	02/2012	JPM	25	0	25
Sell		1,293	02/2012	UAG	6	(2)	4

					$6,975	$(7,377)	$(402)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$4,971	$0	$4,971
Corporate Bonds & Notes
Banking & Finance	0	210,067	300	210,367
Industrials	0	22,128	475	22,603
Utilities	0	368	0	368
Municipal Bonds & Notes
California	0	2,853	0	2,853
Illinois	0	586	0	586
West Virginia	0	72	0	72
U.S. Government Agencies	0	17,213	1,562	18,775
U.S. Treasury Obligations	0	1,784,990	0	1,784,990
Mortgage-Backed Securities	0	68,324	0	68,324
Asset-Backed Securities	0	54,353	8,790	63,143
Sovereign Issues	0	102,247	0	102,247
Convertible Preferred Securities
Banking & Finance	317	0	0	317
Short-Term Instruments
Certificates of Deposit	0	20,104	0	20,104
Repurchase Agreements	0	1,477	0	1,477
Japan Treasury Bills	0	80,025	0	80,025
U.S. Treasury Bills	0	2,749	0	2,749
PIMCO Short-Term Floating NAV Portfolio	218,860	0	0	218,860
Purchased Options
Interest Rate Contracts	0	241	0	241
	$ 219,177	$2,372,768	$11,127	$2,603,072

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	317	0	317
Equity Contracts	0	93,429	0	93,429
Foreign Exchange Contracts	0	6,975	0	6,975
Interest Rate Contracts	3,607	323	0	3,930
	$3,607	$101,044	$0	$104,651

Financial Derivative Instruments (7) - Liabilities

Credit Contracts	0	(998)	0	(998)
Equity Contracts	0	(1,072)	0	(1,072)
Foreign Exchange Contracts	0	(7,377)	0	(7,377)
Interest Rate Contracts	(6)	(1,683)	(45)	(1,734)
	$(6)	$(11,130)	$(45)	$(11,181)

Totals	$222,778	$2,462,682	$11,082	$2,696,542

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,697	$0	$0	$0	$0	$(159)	$0	$(5,238)	$300	$3
Industrials	1,030	1,523	(2,023)	(30)	0	(25)	0	0	475	(25)
U.S. Government Agencies	1,660	0	(96)	0	0	(2)	0	0	1,562	(1)
Asset-Backed Securities	21,136	1,056	(4,208)	82	86	(149)	0	(9,213)	8,790	(140)
Sovereign Issues	12,440	0	(12,465)	0	0	25	0	0	0	0

	41,963	2,579	(18,792)	52	86	(310)	0	(14,451)	11,127	(163)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(369)	$0	$0	$0	$187	$137	$0	$0	$(45)	$24

Totals	$41,594	$2,579	$(18,792)	$52	$273	$(173)	$0	$(14,451)	$11,082	$(139)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 75.7%
PIMCO CommodityRealReturn Strategy Fund®	48,449	$317
PIMCO EqS Emerging Markets Fund	53,260	423
PIMCO EqS Pathfinder FundTM	33,568	326
PIMCO Global Advantage Strategy Bond Fund	41,779	468
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	65,043	399
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	9,807	54
PIMCO Low Duration Fund	94,826	976
PIMCO Real Return Fund	276,735	3,263
PIMCO RealEstateRealReturn Strategy Fund	111,300	531
PIMCO Small Cap StocksPLUS® TR Fund	13,860	94
PIMCO StocksPLUS® Fund	104,708	803
PIMCO Total Return Fund	328,598	3,572

Total Mutual Funds (Cost $11,481)		11,226

EXCHANGE-TRADED FUNDS 0.3%
Vanguard MSCI Emerging Markets ETF	1,451	53

Total Exchange-Traded Funds (Cost $59)		53

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.3%
REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co. 0.010% due 01/03/2012	$147	147

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $153. Repurchase proceeds are $147.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 22.3%
	329,688	3,302

Total Short-Term Instruments (Cost $3,448)		3,449

PURCHASED OPTIONS (f) 0.2%
(Cost $116)		31
Total Investments 99.5% (Cost $15,104)		$14,759
Written Options (g) (0.0%) (Premiums $33)		(2)
Other Assets and Liabilities (Net) 0.5%		77

Net Assets 100.0%		$14,834

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $10 has been pledged as collateral for equity options as of December 31, 2011.

(d)	Cash of $13 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	10	$(4)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	5	(2)

				$(6)

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$20	$0	$0	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	16	$46	$3
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	1	3	0
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	4	14	3
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	4	16	4
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	2	7	3

				$86	$13

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$300	$16	$13

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	60	$1	$0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012	EUR	770	3	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		200	1	0
Put - OTC EUR versus USD	CBK	1.200	01/05/2012		970	4	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		300	2	2
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		320	3	3

						$14	$5

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	1	$0	$0

(g)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT S&P 500 Index March Futures	750.000	03/17/2012	16	$31	$(1)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	2	2	(1)

				$33	$(2)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	50	01/2012	BRC	$0	$(3)	$(3)
Sell		4,263	01/2012	BRC	33	0	33
Buy		3,158	01/2012	CBK	0	(23)	(23)
Sell		95	01/2012	CBK	7	0	7
Sell		2	01/2012	DUB	0	0	0
Buy		1,399	01/2012	JPM	0	(10)	(10)
Sell		50	01/2012	JPM	3	0	3
Sell		52	01/2012	UAG	4	0	4
Sell	JPY	4,737	01/2012	CBK	0	0	0

					$47	$(36)	$11

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$11,226	$0	$0	$11,226
Exchange-Traded Funds	53	0	0	53
Short-Term Instruments
Repurchase Agreements	0	147	0	147
PIMCO Short-Term Floating NAV Portfolio	3,302	0	0	3,302
Purchased Options
Equity Contracts	13	0	0	13
Foreign Exchange Contracts	0	5	0	5
Interest Rate Contracts	0	13	0	13
	$14,594	$165	$0	$14,759

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	47	0	47
	$0	$47	$0	$47

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(2)	0	0	(2)
Foreign Exchange Contracts	0	(36)	0	(36)
Interest Rate Contracts	(6)	0	0	(6)
	$(8)	$(36)	$0	$(44)

Totals	$14,586	$176	$0	$14,762

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 67.0%
PIMCO CommodityRealReturn Strategy Fund®	170,297	$1,114
PIMCO EqS Emerging Markets Fund	189,464	1,504
PIMCO EqS Pathfinder FundTM	142,015	1,379
PIMCO Global Advantage Strategy Bond Fund	121,224	1,358
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	215,180	1,319
PIMCO Real Return Fund	627,832	7,402
PIMCO RealEstateRealReturn Strategy Fund	381,514	1,820
PIMCO Small Cap StocksPLUS® TR Fund	38,940	264
PIMCO StocksPLUS® Fund	385,857	2,960
PIMCO Total Return Fund	802,589	8,724

Total Mutual Funds (Cost $29,282)		27,844

EXCHANGE-TRADED FUNDS 0.3%
Vanguard MSCI Emerging Markets ETF	3,320	127

Total Exchange-Traded Funds (Cost $134)		127

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.0%
U.S. TREASURY BILLS 31.7%
0.036% due 03/15/2012 - 12/13/2012 (a)	$13,200	13,198

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.3%
	11,138	112

Total Short-Term Instruments (Cost $13,310)		13,310

PURCHASED OPTIONS (g) 0.4%
(Cost $377)		158
Total Investments 99.7% (Cost $43,103)		$41,439
Written Options (h) (0.0%) (Premiums $55)		(5)
Other Assets and Liabilities (Net) 0.3%		136

Net Assets 100.0%		$41,570

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Cash of $10 has been pledged as collateral for equity options as of December 31, 2011.

(e)	Futures contracts outstanding on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	31	$(13)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	16	(5)

				$(18)

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)	Market Value(3)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$580	$5	$(1)	$6
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	50	1	0	1
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017	60	1	(1)	2
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049	90	8	4	4
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	35	4	2	2
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051	35	3	1	2

						$22	$5	$17

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

	$204	$204	$204	$204	$204
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	22	$64	$4
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	3	10	1
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	13	42	9
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	14	58	14
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	9	30	14

				$204	$42

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$530	$6	$2
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,100	59	45
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,300	48	33

							$113	$80

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	240	$2	$1
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	2,080	7	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		1,580	7	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		400	1	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		1,000	9	6
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		660	7	6
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		520	26	23

						$59	$36

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	5	$1	$0

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	750.000	03/17/2012	22	$43	$(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	9	8	(3)
Put - CBOT S&P 500 Index March Futures	950.000	03/17/2012	1	4	0

				$55	$(5)

(i)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	13,808	01/2012	BRC	$105	$0	$105
Buy		10,146	01/2012	CBK	0	(76)	(76)
Sell		179	01/2012	CBK	14	0	14
Buy		140	01/2012	DUB	0	(8)	(8)
Sell		55	01/2012	DUB	1	0	1
Sell		52	01/2012	FBL	3	0	3
Buy		26	01/2012	GST	0	0	0
Buy		4,536	01/2012	JPM	0	(32)	(32)
Sell		140	01/2012	JPM	9	0	9
Sell		118	01/2012	UAG	10	0	10
Sell		26	02/2012	GST	0	0	0
Buy	GBP	129	03/2012	JPM	0	(2)	(2)
Sell	JPY	45,118	01/2012	DUB	2	0	2

					$144	$(118)	$26

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$27,844	$0	$0	$27,844
Exchange-Traded Funds	127	0	0	127
Short-Term Instruments
U.S. Treasury Bills	0	13,198	0	13,198
PIMCO Short-Term Floating NAV Portfolio	112	0	0	112
Purchased Options
Equity Contracts	42	0	0	42
Foreign Exchange Contracts	0	36	0	36
Interest Rate Contracts	0	80	0	80
	$28,125	$13,314	$0	$41,439

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	17	0	17
Foreign Exchange Contracts	0	144	0	144
	$0	$161	$0	$161

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(5)	0	0	(5)
Foreign Exchange Contracts	0	(118)	0	(118)
Interest Rate Contracts	(18)	0	0	(18)

	$(23)	$(118)	$0	$(141)

Totals	$28,102	$13,357	$0	$41,459

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 80.4%
PIMCO CommodityRealReturn Strategy Fund®	98,067	$641
PIMCO EqS Emerging Markets Fund	104,724	832
PIMCO EqS Pathfinder FundTM	96,108	933
PIMCO Global Advantage Strategy Bond Fund	77,759	871
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	158,624	972
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	16,631	91
PIMCO Real Return Fund	287,483	3,389
PIMCO RealEstateRealReturn Strategy Fund	264,207	1,260
PIMCO Small Cap StocksPLUS® TR Fund	30,775	209
PIMCO StocksPLUS® Fund	282,419	2,166
PIMCO Total Return Fund	296,614	3,224

Total Mutual Funds (Cost $14,978)		14,588

EXCHANGE-TRADED FUNDS 1.7%
Vanguard MSCI Emerging Markets ETF	7,767	298
Total Exchange-Traded Funds (Cost $310)		298
SHORT-TERM INSTRUMENTS 17.7%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 17.7%
	319,678	3,202

Total Short-Term Instruments (Cost $3,201)		3,202

PURCHASED OPTIONS (f) 0.2% (Cost $155)		39
Total Investments 100.0% (Cost $18,644)		$18,127
Written Options (g) (0.0%) (Premiums $48)		(3)
Other Assets and Liabilities (Net) 0.0%		11

Net Assets 100.0%		$18,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $12 has been pledged as collateral for equity options as of December 31, 2011.

(d)	Cash of $24 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	11	$(4)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	6	(2)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	1	(1)

				$(7)

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)	Market Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$20	$0	$0	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

	$124	$124	$124	$124	$124
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	22	$64	$4
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	1	3	1
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	5	15	3
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	6	25	6
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	5	17	8

				$124	$22

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$280	$15	$11

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	60	$1	$0
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	1,120	4	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		820	3	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		200	1	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		400	3	3
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		350	4	3

						$16	$6

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	2	$0	$0

(g)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT S&P 500 Index March Futures	750.000	03/17/2012	22	$43	$(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	5	5	(1)

				$48	$(3)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	50	01/2012	BRC	$0	$(3)	$(3)
Sell		4,775	01/2012	BRC	37	0	37
Buy		3,619	01/2012	CBK	0	(27)	(27)
Sell		109	01/2012	CBK	7	0	7
Sell		2	01/2012	DUB	0	0	0
Buy		1,568	01/2012	JPM	0	(11)	(11)
Sell		60	01/2012	JPM	4	0	4
Sell		62	01/2012	UAG	5	0	5
Sell	JPY	4,737	01/2012	CBK	0	0	0

					$53	$(41)	$12

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$14,588	$0	$0	$14,588
Exchange-Traded Funds	298	0	0	298
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	3,202	0	0	3,202
Purchased Options
Equity Contracts	22	0	0	22
Foreign Exchange Contracts	0	6	0	6
Interest Rate Contracts	0	11	0	11
	$18,110	$17	$0	$18,127

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	53	0	53
	$0	$53	$0	$53

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(3)	0	0	(3)
Foreign Exchange Contracts	0	(41)	0	(41)
Interest Rate Contracts	(7)	0	0	(7)

	$(10)	$(41)	$0	$(51)

Totals	$18,100	$29	$0	$18,129

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 67.2%
PIMCO CommodityRealReturn Strategy Fund®	141,917	$928
PIMCO EqS Emerging Markets Fund	163,490	1,298
PIMCO EqS Pathfinder FundTM	124,654	1,210
PIMCO Global Advantage Strategy Bond Fund	122,115	1,368
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	357,460	2,191
PIMCO Long-Term U.S. Government Fund	67,525	779
PIMCO Real Return Fund	235,922	2,782
PIMCO RealEstateRealReturn Strategy Fund	399,433	1,905
PIMCO Small Cap StocksPLUS® TR Fund	62,512	424
PIMCO StocksPLUS® Fund	474,061	3,636
PIMCO Total Return Fund	303,383	3,298

Total Mutual Funds (Cost $21,144)		19,819

EXCHANGE-TRADED FUNDS 2.2%
Vanguard MSCI Emerging Markets ETF	17,184	657

Total Exchange-Traded Funds (Cost $695)		657

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.6%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$142	142

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $145. Repurchase proceeds are $142.)
U.S. TREASURY BILLS 27.0%
0.036% due 03/01/2012 - 12/13/2012 (a)(e)	8,000	7,998

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.1%
	60,997	611

Total Short-Term Instruments (Cost $8,752)		8,751

PURCHASED OPTIONS (g) 0.5%
(Cost $347)		133
Total Investments 99.5% (Cost $30,938)		$29,360
Written Options (h) (0.0%) (Premiums $55)		(5)
Other Assets and Liabilities (Net) 0.5%		154

Net Assets 100.0%		$29,509

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Cash of $11 has been pledged as collateral for equity options as of December 31, 2011.

(e)	Securities with an aggregate market value of $22 and cash of $39 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	19	$(8)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	10	(3)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	2	(1)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	5	(5)

				$(17)

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$540	$5	$(2)	$7
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	1	0	1
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017	60	1	(1)	2
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049	65	6	3	3
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	2	1	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051	25	2	1	1

						$17	$2	$15

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	22	$64	$4
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	3	10	1
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	13	43	9
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	16	70	16
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	9	30	14

				$217	$44

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$520	$6	$2
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	800	42	33
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	990	37	25

							$85	$60

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	170	$2	$1
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	1,290	4	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		990	4	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		300	1	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		600	5	4
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		420	5	4
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		460	23	20

						$44	$29

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	6	$1	$0

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	950.000	03/17/2012	1	$4	$0
Put - CBOT S&P 500 Index March Futures	750.000	03/17/2012	22	43	(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	9	8	(3)

				$55	$(5)

(i)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	8,530	02/2012	BRC	$69	$0	$69
Buy		6,358	02/2012	CBK	0	(48)	(48)
Sell		112	02/2012	CBK	9	0	9
Buy		73	02/2012	DUB	0	(5)	(5)
Sell		34	02/2012	DUB	1	0	1
Buy		2,788	02/2012	JPM	0	(19)	(19)
Sell		80	02/2012	JPM	5	0	5
Buy	GBP	129	03/2012	JPM	0	(2)	(2)
Sell	JPY	32,488	01/2012	DUB	1	0	1

					$85	$(74)	$11

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$19,819	$0	$0	$19,819
Exchange-Traded Funds	657	0	0	657
Short-Term Instruments
Repurchase Agreements	0	142	0	142
U.S. Treasury Bills	0	7,998	0	7,998
PIMCO Short-Term Floating NAV Portfolio	611	0	0	611
Purchased Options
Equity Contracts	44	0	0	44
Foreign Exchange Contracts	0	29	0	29
Interest Rate Contracts	0	60	0	60
	$21,131	$8,229	$0	$29,360
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	15	0	15
Foreign Exchange Contracts	0	85	0	85
	$0	$100	$0	$100
Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(5)	0	0	(5)
Foreign Exchange Contracts	0	(74)	0	(74)
Interest Rate Contracts	(17)	0	0	(17)
	$(22)	$(74)	$0	$(96)

Totals	$21,109	$8,255	$0	$29,364

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 73.5%
PIMCO CommodityRealReturn Strategy Fund®	76,521	$500
PIMCO EqS Emerging Markets Fund	74,798	594
PIMCO EqS Pathfinder FundTM	58,512	568
PIMCO Global Advantage Strategy Bond Fund	49,601	556
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	148,653	911
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	53,167	290
PIMCO Long-Term U.S. Government Fund	59,100	682
PIMCO Real Return Fund	67,520	796
PIMCO RealEstateRealReturn Strategy Fund	236,402	1,128
PIMCO Small Cap StocksPLUS® TR Fund	32,255	219
PIMCO StocksPLUS® Fund	229,426	1,760
PIMCO Total Return Fund	56,537	615

Total Mutual Funds (Cost $9,071)		8,619

EXCHANGE-TRADED FUNDS 3.2%
Vanguard MSCI Emerging Markets ETF	9,938	379

Total Exchange-Traded Funds (Cost $402)		379

SHORT-TERM INSTRUMENTS 23.9%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.9%
	279,739	2,802

Total Short-Term Instruments (Cost $2,801)		2,802

PURCHASED OPTIONS (f) 0.3%
(Cost $160)		40
Total Investments 100.9% (Cost $12,434)		$11,840
Written Options (g) (0.0%) (Premiums $52)		(4)
Other Assets and Liabilities (Net) (0.9%)		(103)

Net Assets 100.0%		$11,733

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $12 has been pledged as collateral for equity options as of December 31, 2011.

(d)	Cash of $27 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	9	$(4)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	4	(1)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	3	(2)

				$(7)

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$20	$0	$0	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	22	$64	$4
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	1	3	0
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	6	17	4
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	8	33	8
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	5	17	8

				$134	$24

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$270	$15	$11

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	50	$0	$0
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	800	3	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		600	2	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		100	0	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		300	3	2
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		250	3	3

						$11	$5

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	3	$0	$0

(g)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	950.000	03/17/2012	1	$4	$0
Put - CBOT S&P 500 Index March Futures	750.000	03/17/2012	22	43	(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	5	5	(2)

				$52	$(4)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	40	01/2012	BRC	$0	$(2)	$(2)
Sell		3,831	01/2012	BRC	29	0	29
Buy		2,889	01/2012	CBK	0	(22)	(22)
Sell		75	01/2012	CBK	5	0	5
Sell		2	01/2012	DUB	0	0	0
Buy		1,259	01/2012	JPM	0	(9)	(9)
Sell		40	01/2012	JPM	3	0	3
Sell		42	01/2012	UAG	4	0	4
Sell	JPY	4,737	01/2012	CBK	0	0	0

					$41	$(33)	$8

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$8,619	$0	$0	$8,619
Exchange-Traded Funds	379	0	0	379
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	2,802	0	0	2,802
Purchased Options
Equity Contracts	24	0	0	24
Foreign Exchange Contracts	0	5	0	5
Interest Rate Contracts	0	11	0	11
	$11,824	$16	$0	$11,840

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	41	0	41
	$0	$41	$0	$41

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(4)	0	0	(4)
Foreign Exchange Contracts	0	(33)	0	(33)
Interest Rate Contracts	(7)	0	0	(7)

	$(11)	$(33)	$0	$(44)

Totals	$11,813	$24	$0	$11,837

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 68.6%
PIMCO CommodityRealReturn Strategy Fund®	180,095	$1,178
PIMCO EqS Emerging Markets Fund	147,735	1,173
PIMCO EqS Pathfinder FundTM	112,827	1,096
PIMCO Global Advantage Strategy Bond Fund	110,503	1,238
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	471,813	2,892
PIMCO Long-Term U.S. Government Fund	126,531	1,460
PIMCO Real Return Fund	87,536	1,032
PIMCO RealEstateRealReturn Strategy Fund	544,374	2,597
PIMCO Small Cap StocksPLUS® TR Fund	117,951	800
PIMCO StocksPLUS® Fund	509,908	3,911
PIMCO Total Return Fund	113,080	1,229

Total Mutual Funds (Cost $20,194)		18,606

EXCHANGE-TRADED FUNDS 4.5%
Vanguard MSCI Emerging Markets ETF	31,618	1,207

Total Exchange-Traded Funds (Cost $1,329)		1,207

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.4%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co. 0.010% due 01/03/2012	$167	167

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $175. Repurchase proceeds are $167.)
	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.8%
	670,166	6,712

Total Short-Term Instruments (Cost $6,878)		6,879

PURCHASED OPTIONS (f) 0.4% (Cost $348)		115
Total Investments 98.9% (Cost $28,749)		$26,807
Written Options (g) (0.0%) (Premiums $78)		(6)
Other Assets and Liabilities (Net) 1.1%		303

Net Assets 100.0%		$27,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $10 has been pledged as collateral for equity options as of December 31, 2011.

(d)	Cash of $54 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	20	$(8)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	10	(3)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	3	(2)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	8	(8)

				$(21)

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$380	$4	$(1)	$5
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017	40	0	(1)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	15	1	1	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049	20	2	1	1
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049	15	2	1	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	20	2	1	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051	20	2	1	1

						$13	$3	$10

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	32	$93	$6
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	3	10	1
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	15	45	10
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	17	69	18
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	12	40	18

				$257	$53

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$340	$4	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	540	29	22
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	700	26	18

							$59	$41

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	120	$1	$0
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	860	3	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		660	3	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		200	1	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		600	5	4
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		280	3	3
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		310	15	14

						$31	$21

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	5	$1	$0

(g)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	750.000	03/17/2012	32	$63	$(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	12	11	(4)
Put - CBOT S&P 500 Index March Futures	950.000	03/17/2012	1	4	0

				$78	$(6)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	8,965	02/2012	BRC	$70	$0	$70
Buy		3,334	02/2012	CBK	0	(25)	(25)
Sell		102	02/2012	CBK	7	0	7
Buy		86	02/2012	DUB	0	(5)	(5)
Sell		36	02/2012	DUB	1	0	1
Buy		6,272	02/2012	JPM	0	(46)	(46)
Sell		90	02/2012	JPM	6	0	6
Buy	GBP	129	03/2012	JPM	0	(2)	(2)
Sell	JPY	22,574	01/2012	DUB	1	0	1

					$85	$(78)	$7

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$18,606	$0	$0	$18,606
Exchange-Traded Funds	1,207	0	0	1,207
Short-Term Instruments
Repurchase Agreements	0	167	0	167
PIMCO Short-Term Floating NAV Portfolio	6,712	0	0	6,712
Purchased Options
Equity Contracts	53	0	0	53
Foreign Exchange Contracts	0	21	0	21
Interest Rate Contracts	0	41	0	41
	$26,578	$229	$0	$26,807

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	10	0	10
Foreign Exchange Contracts	0	85	0	85
	$0	$95	$0	$95

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(6)	0	0	(6)
Foreign Exchange Contracts	0	(78)	0	(78)
Interest Rate Contracts	(21)	0	0	(21)
	$(27)	$(78)	$0	$(105)

Totals	$26,551	$246	$0	$26,797

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 70.9%
PIMCO CommodityRealReturn Strategy Fund®	106,103	$694
PIMCO EqS Emerging Markets Fund	78,726	625
PIMCO EqS Pathfinder FundTM	52,072	506
PIMCO Global Advantage Strategy Bond Fund	50,971	571
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	252,853	1,550
PIMCO Long-Term U.S. Government Fund	59,633	688
PIMCO Real Return Fund	21,934	259
PIMCO RealEstateRealReturn Strategy Fund	313,233	1,494
PIMCO Small Cap StocksPLUS® TR Fund	77,174	523
PIMCO StocksPLUS® Fund	238,114	1,826
PIMCO Total Return Fund	27,635	301

Total Mutual Funds (Cost $10,025)		9,037

EXCHANGE-TRADED FUNDS 4.3%
Vanguard MSCI Emerging Markets ETF	14,238	544

Total Exchange-Traded Funds (Cost $593)		544

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.5%
REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$162	162

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $170. Repurchase proceeds are $162.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 21.2%
	270,439	2,708

Total Short-Term Instruments (Cost $2,870)		2,870

PURCHASED OPTIONS (f) 0.7%
(Cost $303)		94
Total Investments 98.4% (Cost $13,791)		$12,545
Written Options (g) (0.0%) (Premiums $71)		(4)
Other Assets and Liabilities (Net) 1.6%		203

Net Assets 100.0%		$12,744

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $11 has been pledged as collateral for equity options as of December 31, 2011.

(d)	Cash of $53 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	8	$(4)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	4	(1)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	10	(6)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	6	(6)

				$(17)

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$330	$3	$(1)	$4
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017	40	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049	65	6	3	3
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	3	2	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051	25	3	1	2

						$15	$4	$11

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	32	$93	$6
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	3	10	1
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	10	38	7
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	12	57	12
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	5	17	8

				$215	$34

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$310	$3	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	510	27	21
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	880	33	22

							$63	$44

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	110	$1	$0
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	720	3	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		520	2	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		100	0	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		200	2	2
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		220	2	2
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		280	14	12

						$24	$16

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	5	$1	$0

(g)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	950.000	03/17/2012	1	$4	$0
Put - CBOT S&P 500 Index March Futures	750.000	03/17/2012	32	63	(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	5	4	(2)

				$71	$(4)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	49	02/2012	JPM	$0	$(2)	$(2)
Buy	EUR	9	02/2012	BRC	0	(1)	(1)
Sell		3,597	02/2012	BRC	28	0	28
Buy		2,749	02/2012	CBK	0	(20)	(20)
Sell		62	02/2012	CBK	5	0	5
Buy		40	02/2012	DUB	0	(3)	(3)
Sell		13	02/2012	DUB	0	0	0
Buy		1,179	02/2012	JPM	0	(8)	(8)
Sell		40	02/2012	JPM	2	0	2
Buy		6	02/2012	UAG	0	0	0
Buy	GBP	129	03/2012	JPM	0	(2)	(2)
Sell	JPY	27,506	01/2012	DUB	1	0	1

					$36	$(36)	$0

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$9,037	$0	$0	$9,037
Exchange-Traded Funds	544	0	0	544
Short-Term Instruments
Repurchase Agreements	0	162	0	162
PIMCO Short-Term Floating NAV Portfolio	2,708	0	0	2,708
Purchased Options
Equity Contracts	34	0	0	34
Foreign Exchange Contracts	0	16	0	16
Interest Rate Contracts	0	44	0	44
	$12,323	$222	$0	$12,545

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	11	0	11
Foreign Exchange Contracts	0	36	0	36
	$0	$47	$0	$47

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(4)	0	0	(4)
Foreign Exchange Contracts	0	(36)	0	(36)
Interest Rate Contracts	(17)	0	0	(17)

	$(21)	$(36)	$0	$(57)

Totals	$12,302	$233	$0	$12,535

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund (Prior to January 18, 2012, the Fund’s name was PIMCO Real Retirement® 2010 Fund)

December 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 74.5%
PIMCO CommodityRealReturn Strategy Fund®	58,899	$385
PIMCO EqS Emerging Markets Fund	71,306	566
PIMCO EqS Pathfinder FundTM	40,817	396
PIMCO Global Advantage Strategy Bond Fund	67,859	760
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	106,917	655
PIMCO Low Duration Fund	261,637	2,692
PIMCO Real Return Fund	431,989	5,093
PIMCO RealEstateRealReturn Strategy Fund	129,860	619
PIMCO Small Cap StocksPLUS® TR Fund	11,209	76
PIMCO StocksPLUS® Fund	125,934	966
PIMCO Total Return Fund	550,558	5,985

Total Mutual Funds (Cost $18,988)		18,193

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.5%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$109	109

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 08/24/2012 valued at $115. Repurchase proceeds are $109.)
U.S. TREASURY BILLS 25.1%
0.036% due 03/29/2012 - 12/13/2012 (a)	6,100	6,100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
	1,075	11

Total Short-Term Instruments (Cost $6,219)		6,220

PURCHASED OPTIONS (g) 0.5%
(Cost $285)		121
Total Investments 100.5% (Cost $25,492)		$24,534
Written Options (h) (0.0%) (Premiums $50)		(3)
Other Assets and Liabilities (Net) (0.5%)		(125)

Net Assets 100.0%		$24,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Cash of $10 has been pledged as collateral for equity options as of December 31, 2011.

(e)	Open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	19	$(8)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	10	(3)

				$(11)

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%)	12/20/2017	$460	$5	$0	$5
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%)	12/20/2017	40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%)	12/20/2017	60	1	(1)	2
CMBX.NA.AAA.3 Index	FBF	(0.080%)	12/13/2049	60	6	3	3
CMBX.NA.AAA.4 Index	BOA	(0.350%)	02/17/2051	25	2	1	1
CMBX.NA.AAA.4 Index	FBF	(0.350%)	02/17/2051	25	2	1	1

					$16	$4	$12

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	850.000	03/17/2012	22	$64	$4
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	1	3	0
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	7	26	5
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	8	37	8
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	3	10	5

				$140	$22

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate
Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$ 450	$5	$2
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,000	53	41
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,130	42	29

							$100	$72

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.942	01/31/2012	AUD	240	$2	$0
Put - OTC EUR versus USD	CBK	1.200	01/05/2012	EUR	1,610	6	0
Put - OTC EUR versus USD	DUB	1.200	01/05/2012		1,210	5	0
Put - OTC EUR versus USD	BRC	1.200	01/05/2012		300	1	0
Put - OTC EUR versus USD	BOA	1.200	02/29/2012		600	5	4
Put - OTC EUR versus USD	JPM	1.200	03/15/2012		510	6	5
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		410	20	18

						$45	$27

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	3	$0	$0

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	950.000	03/17/2012	1	$4	$0
Put - CBOT S&P 500 Index March Futures	750.000	03/17/2012	22	43	(2)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	3	3	(1)

				$50	$(3)

(i)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	8,536	01/2012	BRC	$65	$0	$65
Buy		3,199	01/2012	CBK	0	(24)	(24)
Sell		142	01/2012	CBK	11	0	11
Buy		90	01/2012	DUB	0	(5)	(5)
Sell		34	01/2012	DUB	1	0	1
Sell		82	01/2012	FBL	5	0	5
Buy		41	01/2012	GST	0	(1)	(1)
Buy		6,017	01/2012	JPM	0	(44)	(44)
Sell		90	01/2012	JPM	6	0	6
Sell		92	01/2012	UAG	8	0	8
Sell		41	02/2012	GST	0	0	0
Buy	GBP	129	03/2012	JPM	0	(2)	(2)
Sell	JPY	37,536	01/2012	DUB	1	0	1

					$97	$(76)	$21

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Mutual Funds	$18,193	$0	$0	$18,193
Short-Term Instruments
Repurchase Agreements	0	109	0	109
U.S. Treasury Bills	0	6,100	0	6,100
PIMCO Short-Term Floating NAV Portfolio	11	0	0	11
Purchased Options
Equity Contracts	22	0	0	22
Foreign Exchange Contracts	0	27	0	27
Interest Rate Contracts	0	72	0	72
	$18,226	$6,308	$0	$24,534
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	12	0	12
Foreign Exchange Contracts	0	97	0	97
	$0	$109	$0	$109
Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(3)	0	0	(3)
Foreign Exchange Contracts	0	(76)	0	(76)
Interest Rate Contracts	(11)	0	0	(11)
	$(14)	$(76)	$0	$(90)

Totals	$18,212	$6,341	$0	$24,553

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 89.9%
AES Corp.
4.250% due 05/27/2018	$3,972	$3,974
Allison Transmission, Inc.
2.780% due 08/07/2014	2,907	2,845
AMC Networks, Inc.
4.000% due 12/30/2018	2,993	2,970
Ameristar Casinos, Inc.
4.000% due 04/14/2018	2,978	2,980
Aramark Corp.
2.114% due 01/26/2014	103	101
2.454% due 01/26/2014	1,277	1,253
3.489% due 07/26/2016	93	90
3.829% due 07/26/2016	1,407	1,375
Ashland, Inc.
3.750% due 08/23/2018	2,891	2,906
Atlantic Broadband Finance LLC
4.000% due 03/08/2016	1,709	1,681
Avaya, Inc.
3.256% due 10/26/2014	2,885	2,769
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017	1,985	1,955
Bausch & Lomb, Inc.
3.546% due 04/24/2015	584	572
3.546% - 3.829% due 04/24/2015	2,395	2,345
BBHI Acquisition LLC
4.500% - 5.250% due 12/14/2017	1,890	1,875
Biomet, Inc.
3.294% - 3.574% due 03/25/2015	1,436	1,402
BJ’s Wholesale Club, Inc.
7.000% due 09/29/2018	1,750	1,759
BNY ConvergEx Group LLC
5.000% due 12/16/2016	1,823	1,771
Boyd Gaming Corp.
6.000% due 12/17/2015	2,200	2,186
C Spire Wireless
4.500% due 07/27/2017	2,993	2,978
Calpine Corp.
4.500% due 04/01/2018	3,455	3,392
Capsugel Healthcare Ltd.
5.250% due 08/01/2018	2,244	2,251
Catalent Pharma Solutions
2.546% due 04/10/2014	997	962
CCO Holdings LLC
2.760% due 09/06/2014	1,000	969
Celanese Corp.
3.122% due 10/31/2016	2,468	2,481
Charter Communications, Inc.
3.830% due 09/06/2016	1,489	1,459
Chrysler Group LLC
6.000% due 05/24/2017	2,998	2,844
Clear Channel Communications
3.696% due 07/30/2014	1,000	876
Colfax Corp.
4.500% due 09/12/2018	3,000	3,005
CommScope, Inc.
5.000% due 01/14/2018	2,978	2,965
Community Health Systems, Inc.
2.546% due 07/25/2014	107	104
2.546% - 2.773% due 07/25/2014	2,081	2,024
Cumulus Media, Inc.
5.750% due 09/16/2018	2,000	1,962
Datatel, Inc.
6.250% due 06/05/2018	1,500	1,503
DaVita, Inc.
4.500% due 10/20/2016	1,911	1,911
Dean Foods Co.
2.080% due 04/02/2014	2,004	1,918
Del Monte Foods Co.
4.500% due 02/16/2018	3,960	3,772
Delos Aircraft, Inc.
7.000% due 03/17/2016	3,000	3,020
Delphi Corp.
3.500% due 03/17/2017	2,847	2,843
DigitalGlobe, Inc.
5.750% due 09/21/2018	2,000	1,970
DineEquity, Inc.
4.250% - 5.250% due 10/19/2017	907	896

Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	2,490	2,486
Dollar General Corp.
3.028% - 3.558% due 07/06/2014	2,450	2,453
Dunkin’ Brands, Inc.
4.000% due 11/23/2017	2,412	2,380
Eagle Parent, Inc.
5.000% due 05/16/2018	990	935
Emergency Medical Services Corp.
5.250% due 05/25/2018	3,226	3,154
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	1,838	1,841
Federal Mogul Corp.
2.208% - 2.218% due 12/27/2014	1,577	1,463
2.208% - 2.218% due 12/27/2015	805	747
Fidelity National
4.250% due 07/18/2016	3,000	3,007
First Data Corp.
3.044% due 09/24/2014	1,900	1,721
Fram Group Holdings, Inc.
6.500% due 07/29/2017	1,097	1,098
Freescale Acquisition Corp.
4.520% due 12/01/2016	2,387	2,304
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	2,484	2,482
General Nutrition Centers, Inc.
4.250% due 03/02/2018	2,000	1,980
Graphic Packaging International, Inc.
3.122% - 3.159% due 05/16/2014	2,950	2,951
Gray Television, Inc.
3.780% due 12/31/2014	1,924	1,871
Grifolis S.A.
6.000% due 06/01/2017	2,886	2,883
Harrah’s Operating Co., Inc.
3.000% - 3.579% due 01/28/2015	1,886	1,640
9.500% due 10/31/2016	496	494
HCA, Inc.
3.546% due 05/31/2018	3,900	3,696
Health Management Associates, Inc.
4.500% due 11/18/2018	2,450	2,441
Hertz Corp.
3.750% due 03/11/2018	1,585	1,559
Huntsman International LLC
2.546% - 2.634% due 06/30/2016	2,500	2,389
IASIS Healthcare LLC
5.000% due 05/03/2018	938	907
IMG Worldwide, Inc.
5.500% due 06/16/2016	2,985	2,963
Immucor, Inc.
7.250% due 07/02/2018	1,945	1,959
Insight Midwest Holdings LLC
2.020% due 04/06/2014	1,772	1,757
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	2,965	2,959
Interactive Data Corp.
4.500% due 02/11/2018	2,976	2,953
inVentiv Health, Inc.
6.750% due 08/04/2018	1,935	1,858
JBS USA LLC
4.250% due 05/25/2018	2,985	2,918
JMC Steel Group
4.750% due 04/01/2017	2,164	2,149
KAR Auction Services, Inc.
5.000% due 05/19/2017	1,490	1,473
Kinetic Concepts, Inc.
7.000% due 05/04/2018	1,750	1,768
Kronos, Inc.
6.000% due 06/11/2014	1,500	1,451
Las Vegas Sands LLC
1.930% due 05/23/2014	1,886	1,852
Lin Television Corp.
5.000% due 12/21/2018	975	971
Manitowoc Co., Inc.
3.313% due 05/13/2016	1,853	1,829
4.250% due 11/13/2017	789	779
MCC Iowa LLC
4.500% due 10/23/2017	992	971
Mediacom LLC
4.500% due 10/23/2017	2,977	2,893
MetroPCS Wireless, Inc.
4.063% due 03/17/2018	2,878	2,806
Michael Foods, Inc.
4.250% due 02/25/2018	3,266	3,229
Michaels Stores, Inc.
2.625% - 2.875% due 10/31/2013	950	936

Momentive Performance Materials Inc. (Nautilus)
3.813% due 05/05/2015		1,957	1,875
NBTY, Inc.
4.250% due 10/01/2017		1,582	1,569
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		3,000	2,902
NeuStar, Inc.
5.000% due 11/08/2018		1,197	1,200
Nielsen Finance LLC
2.276% due 08/09/2013		1,779	1,761
3.526% due 05/01/2016		992	982
Novelis, Inc.
3.750% due 03/10/2017		2,930	2,888
NRG Energy, Inc.
4.000% due 07/01/2018		4,975	4,972
Nuveen Investments, Inc.
3.425% - 3.579% due 11/13/2014		775	741
NXP Funding LLC
5.500% due 03/04/2017		1,945	1,890
Ocwen Financial Corp.
7.000% due 09/01/2016		713	704
Oxbow Carbon & Minerals LLC
3.796% - 4.079% due 05/08/2016		2,115	2,061
Penn National Gaming, Inc.
3.750% due 07/14/2018		1,873	1,882
Petco Animal Supplies, Inc.
4.500% due 11/24/2017		3,000	2,932
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018		1,100	1,099
Pinafore LLC
4.250% due 09/29/2016		2,747	2,743
Pinnacle Foods Finance LLC
2.771% - 2.872% due 04/02/2014		1,971	1,927
Polyone Corp.
5.000% due 12/21/2017		1,000	1,003
Quintiles Transnational Corp.
5.000% due 06/08/2018		3,960	3,899
Rexnord LLC
2.563% due 07/19/2013		2,977	2,928
Reynolds Group Holdings Ltd.
6.500% due 02/09/2018		2,945	2,923
6.500% due 08/09/2018		3,355	3,341
Rock-Tenn Co.
3.500% due 05/27/2018		3,463	3,466
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018		2,955	2,969
Rovi Corp.
4.000% due 02/07/2018		3,256	3,244
Royalty Pharma Finance Trust
4.000% due 05/10/2018		4,279	4,256
SBA Senior Finance II LLC
3.750% due 06/30/2018		4,975	4,953
Sealed Air Corp.
4.750% due 10/03/2018		2,963	2,998
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/16/2017		1,885	1,880
Sensata Technologies B.V.
4.000% due 05/12/2018		2,985	2,963
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017		1,886	1,865
Solutia, Inc.
3.500% due 08/01/2017		1,928	1,931
Springleaf Finance Corp.
5.500% due 05/10/2017		5,000	4,364
SRA International, Inc.
6.500% due 07/20/2018		1,449	1,364
SunCoke Energy, Inc.
4.000% - 5.250% due 07/26/2018		1,696	1,675
Sungard Data Systems, Inc.
2.026% - 2.044% due 02/28/2014		1,900	1,856
3.969% - 4.063% due 02/28/2016		2,000	1,954
SymphonyIRI Group, Inc.
5.000% due 12/01/2017		3,134	3,105
Syniverse Holdings, Inc.
5.250% due 12/21/2017		2,977	2,981
Telesat Canada
3.300% due 10/31/2014		1,827	1,813
Terex Corp.
5.500% due 04/28/2017		1,347	1,354
6.000% due 04/28/2017	EUR	1,746	2,276
TransDigm, Inc.
4.000% due 02/14/2017		$2,481	2,464
TransUnion LLC
4.750% due 02/10/2018		2,432	2,430
Univar, Inc.
5.000% due 04/28/2017		1,886	1,824

Universal Health Services, Inc.
3.750% - 5.000% due 11/15/2016	3,431	3,430
Univision Communications, Inc.
2.296% due 09/29/2014	2,940	2,815
UPC Financing Partnership
4.750% due 12/31/2017	0	0
Verifone Systems, Inc.
4.500% due 12/28/2018	500	500
Vertafore, Inc.
5.250% due 07/29/2016	995	974
Vodafone Group PLC
6.250% due 07/24/2016	2,925	2,925
Walter Energy, Inc.
4.000% due 04/01/2018	2,785	2,768
Walter Investment Management Corp.
7.750% due 06/30/2016	963	964
Warner Chilcott Co. LLC
4.250% due 03/15/2018	3,128	3,095
Windstream Corp.
3.040% - 3.160% due 12/17/2015	496	493

Total Bank Loan Obligations (Cost $302,078)		298,441

CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.2%
International Lease Finance Corp.
5.750% due 05/15/2016	625	581

INDUSTRIALS 1.0%
CSC Holdings LLC
6.750% due 11/15/2021	350	370
HCA, Inc.
6.500% due 02/15/2020	750	780
Jaguar Holding Co. II
9.500% due 12/01/2019	200	211
Peabody Energy Corp.
6.000% due 11/15/2018	475	487
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019	725	761
Sally Holdings LLC
6.875% due 11/15/2019	250	263
Sealed Air Corp.
8.125% due 09/15/2019	525	577

		3,449

Total Corporate Bonds & Notes (Cost $3,895)		4,030

SHORT-TERM INSTRUMENTS 11.6%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2012	990	990

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $1,012. Repurchase proceeds are $990.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 11.3%
	3,730,414	37,356

Total Short-Term Instruments (Cost $38,346)		38,346

Total Investments 102.7% (Cost $344,319)		$340,817
Other Assets and Liabilities (Net) (2.7%)		(8,888)

Net Assets 100.0%		$331,929

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	1,733	01/2012	JPM	$113	$0	$113

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$298,441	$0	$298,441
Corporate Bonds & Notes
Banking & Finance	0	581	0	581
Industrials	0	3,449	0	3,449
Short-Term Instruments
Repurchase Agreements	0	990	0	990
PIMCO Short-Term Floating NAV Portfolio	37,356	0	0	37,356
	$37,356	$303,461	$0	$340,817

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$113	$0	$113

Totals	$37,356	$303,574	$0	$340,930

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 90.6%
ALABAMA 0.5%
Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	$1,245	$1,246
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	700	692

		1,938

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	253
Borough of North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	767

		1,020

ARIZONA 4.5%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	225
Greater Arizona Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2012	2,305	2,359
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	12,400	13,564

		16,148

ARKANSAS 0.4%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	204
University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,326

		1,530

CALIFORNIA 13.5%
California Educational Facilities Authority Revenue Notes, Series 2010
0.900% due 10/01/2015	910	915
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	809
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,405	1,500
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.040% due 11/01/2026	3,300	3,300
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	200	201
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,408
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,089
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	530
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,219
Folsom Redevelopment Agency, California Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	793
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	439
6.250% due 06/01/2033	2,495	2,655
Irvine, California Special Assessment Bonds, Series 1994
0.060% due 09/02/2020	192	192
Los Angeles Department of Airports, California Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,011
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,449
Metropolitan Water District of Southern California Revenue Bonds, Series 1999
0.060% due 07/01/2027	300	300
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.060% due 07/01/2023	3,465	3,465
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,437
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,416
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,116
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	497

San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,070
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,022
3.000% due 09/01/2015	1,115	1,133
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.930% due 11/01/2014	3,400	3,407
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,142
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,845

		48,360

COLORADO 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2012	1,385	1,395
5.000% due 09/01/2013	2,145	2,271
Colorado Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	311
Colorado State Certificates of Participation Notes, Series 2010
3.000% due 03/01/2012	510	512
Denver Health & Hospital Authority, Colorado Revenue Notes, Series 2010
4.000% due 12/01/2012	425	433
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,256

		6,178

CONNECTICUT 1.5%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,001
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	679
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	550	576

		5,256

DISTRICT OF COLUMBIA 0.1%
District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	156
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	255

		411

FLORIDA 6.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
1.850% due 06/01/2013	3,000	3,008
Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,010
Escambia County, Florida Revenue Bonds, Series 2009
2.000% due 04/01/2039	5,000	5,019
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,023
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	177
2.250% due 04/01/2013	250	253
3.000% due 10/01/2013	175	180
3.000% due 10/01/2014	125	129
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,061
Florida State General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/01/2012	500	510
JEA Electric System Revenue, Florida Revenue Bonds, Series 2008
0.120% due 10/01/2036	1,850	1,850
JEA Electric System Revenue, Florida Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,617
Lakeland, Florida Revenue Notes, Series 2009
0.850% due 10/01/2012	4,300	4,307
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,086
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,078
Sarasota County, Florida School Board Certificates of Participation Notes, Series 2010
2.000% due 07/01/2012	1,080	1,086

		23,394

GEORGIA 2.2%
Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,507
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,530

DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	42
Main Street Natural Gas, Inc. Georgia Revenue Notes, Series 2007
5.000% due 03/15/2012	1,325	1,335
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,048
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	233

		7,731

HAWAII 0.1%
Hawai’i Pacific Health, Hawaii Revenue Notes, Series 2010
5.000% due 07/01/2014	475	508

ILLINOIS 7.2%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,274
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	330
Chicago O’Hare International Airport Revenue, Illinois Revenue Notes, Series 2010
4.000% due 01/01/2013	400	413
Chicago O’Hare International Airport Revenue, Illinois Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,040
Chicago, Illinois General Obligation Bonds, Series 2003
0.080% due 01/01/2034	2,800	2,800
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	200	219
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	503
Illinois Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,028
Illinois Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	1,900	1,907
4.000% due 08/15/2012	1,410	1,439
Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	1,000	1,000
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,156
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	537
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	961
Kendall Kane & Will Counties Community Unit School District No. 308, Illinois General Obligation Notes, (AGM Insured), Series 2003
0.000% due 10/01/2012	2,000	1,978
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
3.000% due 06/01/2012	5,000	5,043
4.000% due 06/01/2013	2,250	2,336
Rockford Park District, Illinois General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	187
2.000% due 12/30/2012	150	152
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	545
Village of Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	109

		25,957

INDIANA 1.4%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	374
4.000% due 01/15/2013	450	464
Indiana Finance Authority Revenue Bonds, Series 2010
1.250% due 11/15/2033	1,000	1,003
Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2012	455	459
3.000% due 07/01/2012	125	126
3.000% due 10/01/2013	640	657
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	454
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,017
Vincennes University, Indiana Revenue Notes, Series 2010
3.000% due 06/01/2012	200	202
Zionsville Community Schools Building Corp., Indiana Revenue Notes, Series 2009
3.000% due 07/10/2012	150	152

		4,908

IOWA 0.6%
Des Moines Independent Community School District, Iowa Revenue Notes, Series 2010
5.000% due 06/01/2012	500	509

Iowa State University of Science & Technology Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,778

		2,287

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	203
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	537

		740

KENTUCKY 0.8%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	536
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,107
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,261

		2,904

LOUISIANA 1.3%
East Baton Rouge Sewerage Commission, Louisiana Revenue Notes, Series 2010
3.000% due 02/01/2012	500	501
Jefferson Parish Finance Authority, Louisiana Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	2,935	3,129
Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	859

		4,489

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	966
3.000% due 07/01/2013	1,395	1,431

		2,397

MARYLAND 0.8%
University System of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,037

MASSACHUSETTS 4.7%
Commonwealth of Massachusetts General Obligation Bonds, (AGM Insured), Series 2006
4.405% due 11/01/2019	1,500	1,549
Commonwealth of Massachusetts General Obligation Notes, Series 2004
5.000% due 08/01/2012	1,680	1,726
Commonwealth of Massachusetts General Obligation Notes, Series 2010
4.000% due 06/01/2013	2,000	2,102
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	273
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.086% due 01/01/2016	2,700	2,799
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
2.126% due 07/01/2020	1,505	1,524
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	230	230
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,140
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2005
0.090% due 07/01/2040	3,000	3,000
Massachusetts Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,017
5.000% due 07/01/2012	500	508

		16,868

MICHIGAN 0.7%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	650	688
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	680	713
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	502
Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	517

		2,420

MINNESOTA 2.3%
Dilworth Glyndon Felton Independent School District No. 2164, Minnesota General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	224

Minnesota Agricultural & Economic Development Board Revenue Notes, (AGC Insured), Series 2008
4.000% due 02/15/2012	500	502
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	200	202
3.000% due 10/01/2013	750	763
4.000% due 03/01/2013	205	210
4.000% due 03/01/2014	210	218
Minnesota Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	428
Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,539
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,411
St Paul Housing & Redevelopment Authority, Minnesota Revenue Notes, Series 2010
3.000% due 02/01/2012	750	751

		8,248

MISSISSIPPI 0.1%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	255

MISSOURI 0.8%
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2012	1,750	1,792
St. Louis, Missouri Revenue Notes, Series 2011
3.000% due 07/01/2012	1,000	1,007

		2,799

MONTANA 0.0%
Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	71

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	500

NEVADA 0.1%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	265

NEW JERSEY 1.0%
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	541
New Jersey Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,334
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,654
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2003
6.125% due 06/01/2024	60	61

		3,590

NEW YORK 14.9%
Long Island Power Authority, New York Revenue Notes, (NPFGC Insured), Series 2006
4.324% due 09/01/2015	5,000	5,143
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
5.250% due 11/15/2012	90	94
New York City, New York General Obligation Bonds, Series 1993
0.050% due 08/01/2020	2,200	2,200
0.050% due 08/01/2021	1,375	1,375
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,096
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.365% due 03/01/2022	8,000	6,742
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
0.020% due 06/15/2043	2,725	2,725
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.070% due 11/01/2022	3,455	3,455
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,163
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.080% due 12/01/2035	3,000	3,000
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	5,200	5,201
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	816
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,477
New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,030

3.500% due 10/01/2013	150	155
3.750% due 10/01/2014	295	311
5.000% due 07/01/2013	1,100	1,172
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,463
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	526
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,089
Tobacco Settlement Financing Corp., New York Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,058
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,032
Westchester County Healthcare Corp, New York Revenue Notes, Series 2010
5.000% due 11/01/2012	2,000	2,068

		53,391

NORTH CAROLINA 1.3%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	323
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,110
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2013	1,040	1,063
North Carolina Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	610
4.000% due 06/01/2012	500	507
Raleigh Durham Airport Authority, North Carolina Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,032

		4,645

OHIO 3.1%
Akron University, Ohio Revenue Notes, (AGM Insured), Series 2010
2.000% due 01/01/2012	25	25
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,028
5.000% due 09/01/2013	1,000	1,060
American Municipal Power, Inc. Ohio Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,858
Bowling Green State University, Ohio Revenue Notes, Series 2010
2.000% due 06/01/2012	750	755
3.000% due 06/01/2014	500	515
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	700
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	678
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,178
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,246
University of Cincinnati, Ohio Revenue Notes, Series 2009
2.000% due 06/01/2012	1,010	1,015

		11,058

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	435	451
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	522

		973

PENNSYLVANIA 4.2%
Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	768
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.150% due 05/15/2038	2,000	2,001
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,085
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	501
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	135	138
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	925	933
3.000% due 05/15/2013	1,450	1,492
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	428
Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	350	353
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	679

Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	825
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	226
4.000% due 07/01/2013	535	553
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Notes, Series 2007
5.000% due 07/01/2012	550	557
Philadelphia Water & Sewer Revenue, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,095
Philadelphia, Pennsylvania Revenue Notes, Series 2010
5.000% due 06/15/2014	945	1,023
South Fork Municipal Authority, Pennsylvania Revenue Notes, Series 2010
5.000% due 07/01/2012	1,055	1,065
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Pennsylvania Revenue Notes, (AGM Insured), Series 2010
4.000% due 02/01/2012	475	476

		15,198

TENNESSEE 1.0%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,062
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,571

		3,633

TEXAS 6.4%
Arlington, Texas Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,049
Austin, Texas Electric Utility Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,013
Brazosport Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	156
Clifton Higher Education Finance Corp., Texas Revenue Notes, Series 2010
2.900% due 12/01/2012	455	461
3.200% due 12/01/2013	600	611
Comal Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	100	104
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2009
4.000% due 11/01/2012	1,000	1,028
5.000% due 11/01/2013	900	968
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,390
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	507
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,604
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,232
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	261
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	160	162
3.000% due 08/01/2013	175	178
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	845
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
4.000% due 05/15/2013	500	523
5.000% due 05/15/2015	550	620
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,508
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	682
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,051
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	137

		23,090

U. S. VIRGIN ISLANDS 0.1%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	346

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	325

Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	529

		854

VERMONT 0.2%
University of Vermont & State Agricultural College Revenue Notes, Series 2010
4.000% due 10/01/2012	600	615

VIRGINIA 0.9%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,100
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	220	224
5.000% due 07/01/2013	1,000	1,049
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2005
5.250% due 06/01/2019	120	122
Virginia Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012	205	205
0.950% due 10/01/2013	340	341

		3,041

WASHINGTON 2.4%
Chelan County, Washington Public Utility District No 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	566
Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	123
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,021
Port of Seattle, Washington Revenue Notes, Series 2010
3.000% due 06/01/2012	2,000	2,022
4.000% due 06/01/2013	2,000	2,093
Tobacco Settlement Authority of Washington Revenue Notes, Series 2002
5.500% due 06/01/2012	1,000	1,012
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,377
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	516

		8,730

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,541

WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	142
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,592
Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,019

		2,753

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,196

Total Municipal Bonds & Notes (Cost $324,212)		325,273

SHORT-TERM INSTRUMENTS 10.0%
REPURCHASE AGREEMENTS 9.9%
State Street Bank and Trust Co.
0.010% due 01/03/2012	35,561	35,561

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 01/15/2013 valued at $36,273. Repurchase proceeds are $35,561.)
U.S. TREASURY BILLS 0.1%
0.021% due 02/09/2012 - 03/01/2012 (a)(b)	483	483

Total Short-Term Instruments (Cost $36,044)		36,044

Total Investments 100.6% (Cost $360,256)		$361,317
Other Assets and Liabilities (Net) (0.6%)		(2,216)

Net Assets 100.0%		$359,101

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $483 have been pledged as collateral as of December 31, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$4,500	$(164)	$(50)	$(114)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	3,500	(127)	(50)	(77)

					$(291)	$(100)	$(191)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$1,938	$0	$1,938
Alaska	0	1,020	0	1,020
Arizona	0	16,148	0	16,148
Arkansas	0	1,530	0	1,530
California	0	48,360	0	48,360
Colorado	0	6,178	0	6,178
Connecticut	0	5,256	0	5,256
District of Columbia	0	411	0	411
Florida	0	23,394	0	23,394
Georgia	0	7,731	0	7,731
Hawaii	0	508	0	508
Illinois	0	25,957	0	25,957
Indiana	0	4,908	0	4,908
Iowa	0	2,287	0	2,287
Kansas	0	740	0	740
Kentucky	0	2,904	0	2,904
Louisiana	0	4,489	0	4,489
Maine	0	2,397	0	2,397
Maryland	0	3,037	0	3,037
Massachusetts	0	16,868	0	16,868
Michigan	0	2,420	0	2,420
Minnesota	0	8,248	0	8,248
Mississippi	0	255	0	255
Missouri	0	2,799	0	2,799
Montana	0	71	0	71
Nebraska	0	500	0	500
Nevada	0	265	0	265
New Jersey	0	3,590	0	3,590
New York	0	53,391	0	53,391
North Carolina	0	4,645	0	4,645
Ohio	0	11,058	0	11,058
Oregon	0	973	0	973
Pennsylvania	0	15,198	0	15,198
Tennessee	0	3,633	0	3,633
Texas	0	23,090	0	23,090
U. S. Virgin Islands	0	346	0	346
Utah	0	854	0	854
Vermont	0	615	0	615
Virginia	0	3,041	0	3,041
Washington	0	8,730	0	8,730
West Virginia	0	1,541	0	1,541
Wisconsin	0	2,753	0	2,753
Wyoming	0	1,196	0	1,196
Short-Term Instruments
Repurchase Agreements	0	35,561	0	35,561
U.S. Treasury Bills	0	483	0	483
	$0	$361,317	$0	$361,317

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(191)	$0	$(191)

Totals	$0	$361,126	$0	$361,126

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
CSC Holdings LLC
2.044% - 4.000% due 03/29/2016		$2,398	$2,356
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013		5,937	5,910
HCA, Inc.
2.546% due 11/17/2013		19,186	18,918
2.796% due 05/02/2016		18,761	17,644
3.829% due 03/31/2017		1,645	1,565
International Lease Finance Corp.
6.750% due 03/17/2015		700	704
Springleaf Finance Corp.
5.500% due 05/10/2017		2,000	1,746
U.S. Airways Group, Inc.
2.796% due 03/23/2014		1,972	1,707

Total Bank Loan Obligations (Cost $52,270)			50,550

CORPORATE BONDS & NOTES 55.0%
BANKING & FINANCE 28.5%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		41,400	37,715
Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,532	5,810
Ally Financial, Inc.
0.000% due 12/01/2012		500	471
3.649% due 02/11/2014		15,600	14,822
6.625% due 05/15/2012		400	405
7.000% due 02/01/2012		100	101
7.500% due 12/31/2013		1,750	1,803
American International Group, Inc.
0.663% due 03/20/2012		4,300	4,263
3.650% due 01/15/2014		6,150	5,976
3.750% due 11/30/2013		9,700	9,523
4.900% due 06/02/2014	CAD	5,000	4,720
4.950% due 03/20/2012		$5,700	5,650
ANZ National International Ltd.
3.250% due 04/02/2012		2,600	2,615
Australia & New Zealand Banking Group Ltd.
0.839% due 06/18/2012		6,000	6,000
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		700	702
Banco Santander Chile
1.659% due 04/20/2012		43,420	43,438
Bank of America Corp.
1.730% due 02/05/2014	EUR	10,000	11,566
1.848% due 01/30/2014		$13,850	12,512
1.941% due 07/11/2014		4,610	4,150
5.375% due 06/15/2014		5,000	4,980
7.375% due 05/15/2014		9,365	9,716
Bank of Montreal
1.300% due 10/31/2014		11,600	11,590
Bank of Nova Scotia
1.450% due 07/26/2013		67,450	68,287
Banque PSA Finance S.A.
2.481% due 04/04/2014		45,450	42,115
3.375% due 04/04/2014		1,105	1,066
Barclays Bank PLC
1.138% due 01/13/2012		7,000	7,001
1.327% due 03/05/2012		6,300	6,301
1.438% due 01/13/2014		29,020	28,145
5.200% due 07/10/2014		25,300	26,098
BNP Paribas
2.125% due 12/21/2012		350	341
BNP Paribas S.A.
1.291% due 01/10/2014		27,900	25,746
BNZ International Funding Ltd.
2.625% due 06/05/2012		31,300	31,552
BPCE S.A.
2.375% due 10/04/2013		26,290	25,474
BRFkredit A/S
0.653% due 04/15/2013		11,800	11,806
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		13,900	14,294
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		31,800	32,166
2.600% due 07/02/2015		9,800	10,146

Cie de Financement Foncier
1.166% due 07/23/2012		41,900	41,882
CIT Group, Inc.
5.250% due 04/01/2014		5,000	5,006
Citigroup Funding, Inc.
0.663% due 09/20/2014		5,700	5,305
Citigroup, Inc.
1.564% due 06/28/2013	EUR	1,300	1,617
2.453% due 08/13/2013		$56,550	55,531
5.500% due 04/11/2013		3,800	3,881
5.625% due 08/27/2012		20,000	20,306
6.000% due 12/13/2013		45,900	47,524
6.375% due 08/12/2014		15,000	15,754
6.400% due 03/27/2013	EUR	1,000	1,329
6.500% due 08/19/2013		$14,100	14,685
Commonwealth Bank of Australia
0.814% due 07/12/2013		2,900	2,900
0.920% due 12/10/2012		1,600	1,604
2.500% due 12/10/2012		1,899	1,932
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		151,625	145,778
Credit Agricole S.A.
1.862% due 01/21/2014		16,400	15,167
2.625% due 01/21/2014		2,750	2,590
Credit Suisse
1.361% due 01/14/2014		100	97
DanFin Funding Ltd.
1.103% due 07/16/2013		45,950	45,953
Danske Bank A/S
0.856% due 05/24/2012		22,195	22,181
Dexia Credit Local
0.927% due 03/05/2013		31,600	29,923
Dexia Credit Local S.A.
0.644% due 01/12/2012		37,900	37,894
0.908% due 04/29/2014		21,800	19,790
DnB Boligkreditt A/S
2.100% due 10/14/2016		31,000	30,793
Eksportfinans ASA
2.000% due 09/15/2015		5,360	4,445
5.000% due 02/14/2012		2,500	2,486
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		18,333	19,924
FIH Erhvervsbank A/S
0.912% due 06/13/2013		18,900	18,890
1.750% due 12/06/2012		2,500	2,519
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		51,300	51,394
3.875% due 01/15/2015		25,000	24,928
7.000% due 10/01/2013		6,000	6,378
7.500% due 08/01/2012		18,800	19,415
7.800% due 06/01/2012		4,680	4,780
8.700% due 10/01/2014		1,250	1,399
General Electric Capital Corp.
0.683% due 06/20/2013		2,250	2,225
1.393% due 12/20/2013		4,500	4,438
Goldman Sachs Group, Inc.
0.816% due 07/22/2015		5,300	4,643
1.020% due 03/22/2016		20,000	17,281
1.176% due 09/29/2014		18,550	16,851
1.435% due 02/07/2014		5,255	4,915
1.669% due 10/04/2012	EUR	5,000	6,316
1.884% due 02/04/2013		17,500	21,735
6.000% due 05/01/2014		$2,450	2,545
HSBC Bank PLC
1.625% due 07/07/2014 (e)		25,500	25,223
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,700	1,738
HSBC Capital Funding LP
4.610% due 12/29/2049		150	138
HSBC Finance Corp.
0.653% due 01/15/2014		104,764	96,556
0.957% due 06/01/2016		691	579
ICICI Bank Ltd.
2.256% due 02/24/2014		18,900	17,957
5.500% due 03/25/2015		2,200	2,203
6.625% due 10/03/2012		11,250	11,522
ING Bank NV
1.725% due 10/18/2013		42,700	41,478
3.900% due 03/19/2014		2,000	2,111
International Lease Finance Corp.
4.750% due 01/13/2012		4,900	4,906
5.300% due 05/01/2012		2,200	2,206
6.375% due 03/25/2013		16,100	16,100
6.625% due 11/15/2013		500	500
Intesa Sanpaolo SpA
2.906% due 02/24/2014		11,100	9,779

3.625% due 08/12/2015		5,300	4,395
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	1,500	1,897
Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		$900	913
LeasePlan Corp. NV
3.000% due 05/07/2012		5,200	5,240
Lloyds TSB Bank PLC
2.766% due 01/24/2014		76,275	72,196
12.000% due 12/29/2049		2,500	2,293
Macquarie Bank Ltd.
0.703% due 07/16/2012		1,500	1,499
2.600% due 01/20/2012		25,650	25,650
3.300% due 07/17/2014		1,200	1,266
Merrill Lynch & Co., Inc.
1.201% due 02/21/2012	GBP	7,500	11,594
1.687% due 06/29/2012	EUR	3,000	3,796
1.777% due 05/30/2014		7,700	8,629
1.850% due 01/31/2014		12,700	14,488
5.000% due 02/03/2014		$4,500	4,479
5.450% due 02/05/2013		76,362	76,944
5.571% due 10/04/2012		4,600	4,609
6.150% due 04/25/2013		8,329	8,411
Monumental Global Funding III
0.603% due 01/15/2014		11,200	10,686
Morgan Stanley
0.691% due 01/09/2014		200	181
0.883% due 10/15/2015		28,000	23,560
1.807% due 03/01/2013	EUR	17,500	21,502
2.016% due 01/24/2014		$121,735	112,115
5.133% due 08/08/2012	AUD	15,900	15,992
National Australia Bank Ltd.
3.375% due 07/08/2014		$1,300	1,370
National Bank of Canada
1.650% due 01/30/2014		47,850	48,385
National City Bank
0.904% due 06/07/2017		1,800	1,654
Nationwide Building Society
2.500% due 08/17/2012		150	152
5.500% due 07/18/2012		3,490	3,562
Network Rail Infrastructure Finance PLC
0.564% due 06/14/2013		12,500	12,497
New York Life Global Funding
1.537% due 12/20/2013	EUR	22,800	29,038
NIBC Bank NV
0.909% due 12/02/2014		$1,700	1,702
Nile Finance Ltd.
5.250% due 08/05/2015		100	93
Nordea Bank AB
1.750% due 10/04/2013		15,300	14,959
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014		79,900	77,507
Pricoa Global Funding I
0.528% due 01/30/2012		31,020	31,006
0.704% due 06/26/2012		39,400	39,272
0.774% due 09/27/2013		600	594
4.625% due 06/25/2012		4,200	4,267
5.400% due 10/18/2012		1,005	1,036
5.450% due 06/11/2014		1,100	1,190
RCI Banque S.A.
2.261% due 04/11/2014		28,800	27,465
3.400% due 04/11/2014		2,500	2,440
Regions Financial Corp.
0.744% due 06/26/2012		2,500	2,439
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012		9,600	9,599
1.316% due 04/23/2012		44,600	44,672
2.625% due 05/11/2012		9,390	9,450
2.915% due 08/23/2013		66,000	63,480
4.875% due 08/25/2014		9,900	9,694
6.990% due 10/29/2049		300	189
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		900	937
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		17,300	17,270
Societe Generale S.A.
1.441% due 04/11/2014		52,500	46,289
2.200% due 09/14/2013		4,355	4,094
Societe Generale SCF S.A.
1.343% due 06/19/2013		10,100	10,119
Sparebanken 1 Boligkreditt A/S
1.250% due 10/25/2014		28,100	27,916
Springleaf Finance Corp.
4.875% due 07/15/2012		10,000	9,625
5.375% due 10/01/2012		3,300	3,127
5.900% due 09/15/2012		3,400	3,268

Stadshypotek AB
1.129% due 09/30/2013		59,200	59,139
1.450% due 09/30/2013		29,700	29,665
Standard Chartered PLC
1.403% due 05/12/2014		17,400	17,258
3.200% due 05/12/2016		1,500	1,470
3.850% due 04/27/2015		8,000	8,059
State Bank of India
4.500% due 10/23/2014		2,500	2,485
State Street Bank and Trust Co.
0.738% due 12/08/2015		5,700	5,409
State Street Capital Trust III
5.536% due 01/29/2049		14,000	13,781
Suffield Clo Ltd.
1.737% due 09/26/2014		293	292
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		5,800	5,871
Suncorp-Metway Ltd.
0.636% due 10/19/2012		180	180
1.903% due 07/16/2012		46,470	46,833
Swedbank AB
0.851% due 01/14/2013		49,700	49,733
2.800% due 02/10/2012		17,440	17,482
Swedbank Hypotek AB
1.024% due 03/28/2014		102,000	100,324
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	4,024
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	53
Volkswagen Bank GmbH
2.022% due 04/15/2013	EUR	9,800	12,685
Wachovia Bank N.A.
0.812% due 11/03/2014 (e)		$27,550	25,988
Wachovia Corp.
0.816% due 06/15/2017		300	271
4.810% due 05/25/2012	AUD	2,500	2,547
WCI Finance LLC
5.400% due 10/01/2012		$1,718	1,761
Wells Fargo Bank N.A.
0.671% due 05/16/2016		3,000	2,640
Westpac Banking Corp.
1.309% due 03/31/2014		2,600	2,609
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		29,950	30,136
3.450% due 07/28/2014		13,500	14,332

			3,016,710

INDUSTRIALS 20.8%
Agilent Technologies, Inc.
2.500% due 07/15/2013		2,500	2,525
Altria Group, Inc.
7.750% due 02/06/2014		22,943	25,941
8.500% due 11/10/2013		17,984	20,315
American Airlines, Inc.
10.500% due 10/15/2012 ^		15,000	14,400
Amgen, Inc.
1.875% due 11/15/2014		18,000	18,248
2.500% due 11/15/2016		4,500	4,560
Anadarko Petroleum Corp.
5.750% due 06/15/2014		3,400	3,662
7.625% due 03/15/2014		4,875	5,419
Anglo American Capital PLC
2.150% due 09/27/2013		23,065	23,116
9.375% due 04/08/2014		54,526	62,282
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014		76,175	76,364
1.304% due 03/26/2013		7,540	7,579
2.500% due 03/26/2013		815	830
4.125% due 01/15/2015		5,950	6,421
5.375% due 11/15/2014		10,000	11,120
Barrick Gold Corp.
1.750% due 05/30/2014		31,150	31,479
2.900% due 05/30/2016		3,000	3,083
Barrick Gold Financeco LLC
6.125% due 09/15/2013		6,350	6,866
BAT International Finance PLC
8.125% due 11/15/2013		6,000	6,721
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014		100	110
Boston Scientific Corp.
4.500% due 01/15/2015		39,574	41,565
5.450% due 06/15/2014		53,825	57,562
Broadcom Corp.
1.500% due 11/01/2013		11,290	11,419

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	8,900	9,197
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	175	186
Case New Holland, Inc.
7.750% due 09/01/2013	20,390	21,766
Charter Communications Operating LLC
8.000% due 04/30/2012	65,952	67,601
10.875% due 09/15/2014	10,000	10,788
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013	7,300	7,328
Codelco, Inc.
5.500% due 10/15/2013	1,410	1,518
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	32,269	35,106
Comcast Cable Communications LLC
7.125% due 06/15/2013	2,925	3,175
Comcast Cable Holdings LLC
7.875% due 08/01/2013	3,100	3,413
9.800% due 02/01/2012	16,006	16,112
Comcast Corp.
5.300% due 01/15/2014	20,917	22,552
Comcast Holdings Corp.
10.625% due 07/15/2012	200	209
COX Communications, Inc.
4.625% due 06/01/2013	12,660	13,352
5.450% due 12/15/2014	2,023	2,247
7.125% due 10/01/2012	19,658	20,587
CSC Holdings LLC
6.750% due 04/15/2012	11,806	11,968
CSN Islands VIII Corp.
9.750% due 12/16/2013	31,500	35,469
Daimler Finance North America LLC
1.184% due 03/28/2014	112,815	108,944
1.742% due 09/13/2013	5,600	5,531
6.500% due 11/15/2013	4,947	5,391
DCP Midstream LLC
9.700% due 12/01/2013	9,730	10,985
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	17,263	17,479
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	5,000	5,327
5.250% due 07/22/2013	7,500	7,886
5.875% due 08/20/2013	2,000	2,121
Devon Energy Corp.
2.400% due 07/15/2016	3,500	3,588
Diageo Capital PLC
7.375% due 01/15/2014	300	339
Dow Chemical Co.
4.850% due 08/15/2012	573	586
6.000% due 10/01/2012	14,146	14,694
7.600% due 05/15/2014	25,785	29,177
E.I. Du Pont De Nemours & Co.
5.000% due 07/15/2013	2,100	2,232
El Paso Corp.
7.875% due 06/15/2012	250	256
Energy Transfer Partners LP
6.000% due 07/01/2013	600	632
Enterprise Products Operating LLC
4.600% due 08/01/2012	7,100	7,206
5.600% due 10/15/2014	3,750	4,112
7.625% due 02/15/2012	37,365	37,602
9.750% due 01/31/2014	10,860	12,552
EOG Resources, Inc.
6.125% due 10/01/2013	500	543
ERAC USA Finance LLC
2.250% due 01/10/2014	300	299
5.800% due 10/15/2012	800	828
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	31,870	34,021
General Mills, Inc.
0.811% due 05/16/2014	77,900	77,682
6.000% due 02/15/2012	1,663	1,673
Georgia-Pacific LLC
8.250% due 05/01/2016	11,200	12,447
Hewlett-Packard Co.
0.786% due 05/24/2013	9,000	8,915
0.923% due 05/30/2014	14,110	13,652
1.250% due 09/13/2013	18,000	17,780
2.109% due 09/19/2014	33,127	32,990
2.625% due 12/09/2014	4,200	4,241
6.125% due 03/01/2014	450	486
HP Enterprise Services LLC
6.000% due 08/01/2013	900	955
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	20,400	22,041

6.500% due 02/13/2013	29,000	30,383
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	26,674	27,941
Johnson Controls, Inc.
0.843% due 02/04/2014	90,360	90,358
Kellogg Co.
4.250% due 03/06/2013	12,315	12,792
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	11,036	11,394
7.125% due 03/15/2012	9,955	10,069
Kraft Foods, Inc.
2.625% due 05/08/2013	3,000	3,066
5.250% due 10/01/2013	4,700	5,016
6.000% due 02/11/2013	4,470	4,711
6.250% due 06/01/2012	1,304	1,333
6.750% due 02/19/2014	13,654	15,183
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	9,200	9,945
NBCUniversal Media LLC
2.100% due 04/01/2014	2,600	2,645
3.650% due 04/30/2015	2,800	2,958
Newfield Exploration Co.
6.625% due 09/01/2014	1,500	1,521
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	3,100	3,141
Pemex Project Funding Master Trust
1.127% due 12/03/2012	5,100	5,077
PepsiCo, Inc.
0.800% due 08/25/2014	9,190	9,190
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	40,588
Philip Morris International, Inc.
2.500% due 05/16/2016	4,919	5,093
6.875% due 03/17/2014	10,438	11,750
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	700	769
Reynolds American, Inc.
7.250% due 06/01/2012	12,355	12,657
7.250% due 06/01/2013	3,885	4,169
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	8,450	8,682
Rio Tinto Finance USA Ltd.
2.250% due 09/20/2016	10,000	10,199
8.950% due 05/01/2014	14,383	16,832
Rockies Express Pipeline LLC
6.250% due 07/15/2013	43,655	46,092
Rogers Communications, Inc.
6.250% due 06/15/2013	752	805
6.375% due 03/01/2014	6,020	6,642
Sanofi
0.774% due 03/28/2013	13,930	13,948
2.625% due 03/29/2016	22,050	23,020
Siemens Financieringsmaatschappij NV
0.705% due 03/16/2012	3,100	3,099
Steel Dynamics, Inc.
7.375% due 11/01/2012	73,010	76,204
Teck Resources Ltd.
9.750% due 05/15/2014	4,933	5,801
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013	44,262	42,573
2.582% due 04/26/2013	5,020	4,901
Teva Pharmaceutical Finance Co. BV
1.344% due 11/08/2013	57,891	58,157
2.400% due 11/10/2016	20,300	20,675
Teva Pharmaceutical Finance III BV
1.067% due 03/21/2014	17,100	17,012
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	3,550	3,564
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,800	2,864
6.200% due 07/01/2013	4,298	4,614
Time Warner, Inc.
6.875% due 05/01/2012	7,709	7,864
Total Capital Canada Ltd.
0.783% due 01/17/2014	28,100	28,231
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	300	312
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	4,270	4,707
Tyco Electronics Group S.A.
6.000% due 10/01/2012	9,755	10,099
UST LLC
6.625% due 07/15/2012	48,190	49,579
Vale Canada Ltd.
7.750% due 05/15/2012	1,550	1,582

Valero Energy Corp.
6.875% due 04/15/2012	1,463	1,487
Vivendi S.A.
5.750% due 04/04/2013	14,085	14,721
Volkswagen International Finance NV
1.191% due 04/01/2014	94,750	92,908
Waste Management, Inc.
6.375% due 11/15/2012	6,300	6,588
WM Wrigley Jr. Co.
2.450% due 06/28/2012	240	242
WMC Finance USA Ltd.
5.125% due 05/15/2013	2,650	2,802
Xstrata Canada Corp.
7.250% due 07/15/2012	26,971	27,788
7.350% due 06/05/2012	23,996	24,621
Xstrata Canada Financial Corp.
2.850% due 11/10/2014	531	534
XTO Energy, Inc.
7.500% due 04/15/2012	2,506	2,556

		2,193,408

UTILITIES 5.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	12,050	12,562
6.103% due 06/27/2012	11,400	11,658
7.700% due 08/07/2013	19,200	20,702
AT&T, Inc.
5.100% due 09/15/2014	2,150	2,370
BellSouth Corp.
4.463% due 04/26/2021	52,679	53,268
5.200% due 09/15/2014	343	380
BP Capital Markets PLC
1.140% due 03/11/2014	101,588	101,602
3.750% due 06/17/2013	5,200	5,383
5.250% due 11/07/2013	1,900	2,039
Carolina Power & Light Co.
5.125% due 09/15/2013	2,000	2,145
CenterPoint Energy Houston Electric LLC
5.750% due 01/15/2014	1,395	1,524
CMS Energy Corp.
1.353% due 01/15/2013	9,000	8,955
2.750% due 05/15/2014	2,100	2,085
Columbus Southern Power Co.
0.955% due 03/16/2012	9,150	9,141
Consumers Energy Co.
5.500% due 08/15/2016	600	691
Dayton Power & Light Co.
5.125% due 10/01/2013	730	780
Dominion Resources, Inc.
1.800% due 03/15/2014	2,000	2,038
5.000% due 03/15/2013	350	367
Duke Energy Carolinas LLC
1.750% due 12/15/2016	700	706
6.250% due 01/15/2012	100	100
Duke Energy Corp.
6.300% due 02/01/2014	175	193
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	3,882	4,013
France Telecom S.A.
4.375% due 07/08/2014	9,485	10,026
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	8,550	9,636
10.500% due 03/25/2014	24,040	27,086
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	7,501	7,878
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	1,000	1,025
Korea Electric Power Corp.
7.750% due 04/01/2013	550	587
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	1,000	1,006
6.250% due 06/17/2014	1,000	1,084
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	505	514
NGPL PipeCo LLC
6.514% due 12/15/2012	95,168	96,162
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	1,246	1,334
Public Service Co. of Colorado
5.500% due 04/01/2014	1,380	1,524
Qwest Corp.
3.796% due 06/15/2013	22,785	22,966
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	12,600	12,811

5.500% due 09/30/2014	20,035	21,538
Telecom Italia Capital S.A.
5.250% due 11/15/2013	2,000	1,922
6.175% due 06/18/2014	10,750	10,347
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	3,853
Verizon Communications, Inc.
1.184% due 03/28/2014	37,900	37,876
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,379	49,332
7.375% due 11/15/2013	29,616	32,995
Virginia Electric and Power Co.
5.100% due 11/30/2012	4,841	5,030
Vodafone Group PLC
5.000% due 12/16/2013	2,000	2,147
5.350% due 02/27/2012	875	881
5.375% due 01/30/2015	2,400	2,662

		604,924

Total Corporate Bonds & Notes (Cost $5,895,407)		5,815,042

CONVERTIBLE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037	11,000	11,055

INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	35,200	34,760

Total Convertible Bonds & Notes (Cost $45,516)		45,815

MUNICIPAL BONDS & NOTES 0.7%
ARKANSAS 0.1%
Arkansas Student Loan Authority
1.400% due 11/25/2043	7,685	7,420

CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,597
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	6,200	6,308
University of California Revenue Bonds, Series 2011
0.350% due 07/01/2041	15,000	15,001

		31,906

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
5.000% due 01/01/2012	1,500	1,500

LOUISIANA 0.0%
Louisiana Public Facilities Authority, Series 2011
0.918% due 04/26/2021	4,796	4,753

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	12,500	12,502

NEW YORK 0.2%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	15,525	15,716

Total Municipal Bonds & Notes (Cost $73,313)		73,797

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.317% due 12/25/2036	337	322
0.354% due 07/25/2037	1,621	1,558
0.414% due 03/25/2034	99	99
0.424% due 03/25/2036	260	242
0.444% due 08/25/2034	570	556
0.494% due 10/27/2037	1,000	994
0.594% due 12/25/2028 - 03/25/2036	4,160	4,160
0.614% due 06/25/2036	458	458
0.634% due 11/25/2036	421	421
0.644% due 04/25/2036 - 03/25/2044	2,379	2,346
0.664% due 03/25/2036	369	369

0.685% due 03/17/2032 - 05/18/2032	1,786	1,791
0.694% due 02/25/2018 - 01/25/2038	38,591	38,552
0.724% due 07/25/2036	312	312
0.744% due 10/25/2030 - 09/25/2037	797	800
0.763% due 09/17/2027	7	7
0.785% due 05/18/2032	388	391
0.813% due 02/25/2022 - 07/18/2027	25	26
0.844% due 09/25/2041	34,643	34,607
0.894% due 10/25/2017	161	162
0.913% due 08/25/2022	10	10
0.924% due 04/25/2031	382	383
0.945% due 01/01/2021	13,199	13,281
0.963% due 12/25/2022	11	11
0.974% due 12/25/2037 - 02/25/2041	10,626	10,671
1.013% due 09/25/2022	5	5
1.144% due 07/25/2038	151	153
1.163% due 02/25/2023	4	4
1.194% due 04/25/2032 - 11/25/2049	192	194
1.294% due 11/25/2049	178	180
1.418% due 03/01/2044 - 10/01/2044	6,353	6,504
1.420% due 06/01/2043	1,451	1,460
1.463% due 09/25/2023	80	81
1.500% due 04/27/2026	2,300	2,302
1.514% due 10/25/2038	332	338
1.960% due 05/01/2035	74	75
2.123% due 09/01/2035	36	38
2.175% due 09/01/2034	1,010	1,049
2.178% due 12/01/2035	54	56
2.215% due 06/01/2033 - 11/01/2035	318	331
2.220% due 08/01/2026	14	14
2.277% due 07/01/2031	7	7
2.293% due 09/01/2034	85	89
2.300% due 09/01/2034	112	117
2.309% due 07/01/2034	19	20
2.338% due 11/01/2027	8	9
2.347% due 06/01/2034	10	11
2.357% due 11/01/2026	1	1
2.358% due 05/01/2034	70	73
2.378% due 01/01/2036	214	225
2.420% due 04/01/2033	18	18
2.424% due 12/01/2040	221	234
2.431% due 09/01/2034	80	84
2.435% due 08/01/2034	20	21
2.444% due 02/01/2035	19	19
2.448% due 08/01/2024	3	3
2.449% due 06/01/2035	74	78
2.452% due 02/01/2033	26	27
2.459% due 04/01/2029	5	5
2.461% due 08/01/2029	1,189	1,260
2.464% due 11/01/2024	9	10
2.483% due 02/01/2034	125	132
2.487% due 09/01/2035	261	276
2.520% due 02/01/2018	15	16
2.521% due 11/01/2034	410	435
2.526% due 05/01/2021 - 04/01/2029	161	162
2.530% due 08/01/2027	0	0
2.563% due 01/01/2032	312	327
2.638% due 07/01/2029	142	150
2.819% due 06/01/2035	533	567
3.305% due 06/25/2019	1,879	2,000
3.366% due 05/01/2036	7,684	7,864
3.987% due 05/01/2036	140	149
4.050% due 11/01/2025	14	14
4.200% due 07/01/2035	1,183	1,202
4.376% due 07/01/2028	19	20
4.500% due 11/25/2029	3,838	3,850
4.569% due 06/01/2017	1,164	1,195
4.800% due 05/01/2035	336	356
4.916% due 12/01/2036	50	52
4.996% due 07/01/2018	1,232	1,278
4.997% due 12/01/2036	45	48
5.031% due 05/01/2035	259	277
5.043% due 07/01/2035	146	156
5.150% due 08/01/2035	200	215
5.177% due 10/01/2035	224	237
5.208% due 08/01/2035	256	274
5.220% due 09/01/2035	240	255
5.221% due 12/01/2035	187	201
5.250% due 08/01/2012 (f)	11,600	11,923
5.282% due 10/01/2035	252	271
5.304% due 10/01/2035	265	284
5.310% due 08/25/2033 - 11/01/2035	458	488
5.349% due 01/01/2036	225	242
5.359% due 11/01/2035	312	337
5.372% due 01/01/2036	325	349
5.499% due 03/01/2036	282	304

5.613% due 03/01/2036	170	182
5.671% due 01/01/2036	159	170
5.816% due 06/01/2036	69	75
6.499% due 10/25/2042	731	817
8.790% due 06/25/2032	223	227
44.044% due 04/25/2021	2	2
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	3,191	3,167
Federal Home Loan Bank
0.375% due 01/29/2013	9,900	9,912
4.370% due 08/05/2030	1,000	1,000
Federal Housing Administration
6.896% due 07/01/2020	223	221
7.350% due 04/01/2019	123	121
7.430% due 07/01/2021 - 09/01/2022	88	87
7.435% due 02/01/2019	135	134
Freddie Mac
0.334% due 12/25/2036	11,917	11,851
0.500% due 08/23/2013 (d)(e)(f)	102,900	102,786
0.508% due 02/15/2019	27,654	27,624
0.528% due 07/15/2034	470	470
0.628% due 02/15/2018 - 09/15/2033	534	537
0.678% due 07/15/2023 - 06/15/2031	28,197	28,195
0.698% due 04/15/2041	14,795	14,802
0.713% due 01/15/2022	1	1
0.728% due 12/15/2031 - 09/15/2041	18,398	18,332
0.778% due 07/15/2039 - 02/15/2041	28,988	29,058
0.828% due 06/15/2031	38	39
0.878% due 06/15/2031 - 12/15/2037	3,924	3,942
0.963% due 03/15/2020	2	2
0.978% due 03/15/2032	13	13
1.063% due 03/15/2023	11	11
1.125% due 08/08/2014 (d)(e)(f)	151,700	151,790
1.278% due 10/15/2049	214	216
1.399% due 10/25/2044	6,521	6,383
1.418% due 02/25/2045	2,380	2,275
1.609% due 07/25/2044	9,917	10,113
1.625% due 08/01/2017	44	44
2.268% due 02/01/2023	2	2
2.395% due 04/01/2025	15	16
2.404% due 05/01/2034	68	72
2.421% due 07/01/2033	127	133
2.481% due 08/01/2035 - 09/01/2035	959	1,014
2.665% due 08/01/2034	128	136
2.699% due 10/01/2033	47	49
2.757% due 05/25/2020	1,636	1,713
4.500% due 07/15/2023	214	219
5.000% due 01/15/2018 - 08/15/2035	2,150	2,411
5.081% due 08/01/2035	146	157
5.337% due 12/01/2035	188	203
5.443% due 11/01/2035	140	151
5.500% due 08/15/2030	12	13
6.500% due 07/25/2043	394	449
6.750% due 08/15/2023	201	201
Ginnie Mae
0.683% due 02/16/2032 - 03/16/2032	400	403
0.783% due 02/16/2030	131	132
0.883% due 02/16/2030	87	87
0.933% due 02/16/2030	155	156
1.235% due 03/20/2031	563	565
1.283% due 08/16/2039	223	225
1.625% due 07/20/2022 - 08/20/2031	1,671	1,718
2.000% due 08/20/2025 - 03/20/2032	690	713
2.125% due 12/20/2021 - 12/20/2033	658	679
2.250% due 03/20/2029 - 03/20/2030	666	688
2.375% due 02/20/2024 - 05/20/2032	2,639	2,733
2.500% due 10/20/2017 - 01/20/2022	47	49
4.000% due 02/20/2019	14	14
7.500% due 02/20/2030	94	99
Israel Government AID Bond
0.000% due 11/01/2012	2,792	2,783
NCUA Guaranteed Notes
0.624% due 12/07/2020	13,195	13,234
0.644% due 11/06/2017	108,550	108,550
0.654% due 03/06/2020	3,390	3,390
0.724% due 10/07/2020	13,772	13,787
0.834% due 12/08/2020	38,946	39,104
1.600% due 10/29/2020	11,288	11,442
Small Business Administration
1.250% due 12/25/2017	34	35
4.340% due 03/01/2024	280	303
4.524% due 02/10/2013	31	32
5.370% due 04/01/2028	337	376
5.490% due 03/01/2028	203	227

Total U.S. Government Agencies (Cost $794,863)		796,592

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Notes
1.500% due 12/31/2013 (e)		800,000	820,125

Total U.S. Treasury Obligations (Cost $817,751)			820,125

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
2.526% due 02/25/2035		5,668	4,836
American Home Mortgage Assets
0.484% due 05/25/2046		3,138	1,418
0.484% due 09/25/2046		1,303	617
0.504% due 10/25/2046		5,369	2,178
1.128% due 11/25/2046		2,777	1,021
American Home Mortgage Investment Trust
2.301% due 09/25/2045		937	676
2.434% due 10/25/2034		1,379	1,173
2.620% due 02/25/2045		164	140
Arkle Master Issuer PLC
1.112% due 02/17/2052	GBP	8,250	12,747
1.616% due 05/17/2060		$12,650	12,605
Arran Residential Mortgages Funding PLC
1.513% due 09/16/2056	EUR	52,600	67,546
1.661% due 05/16/2047		$915	914
2.659% due 05/16/2047	EUR	13,224	17,066
2.859% due 05/16/2047		15,000	19,266
Banc of America Funding Corp.
2.656% due 02/20/2036		$4,667	3,893
5.743% due 01/20/2047		327	207
Banc of America Large Loan, Inc.
0.788% due 08/15/2029		1,642	1,544
Banc of America Mortgage Securities, Inc.
2.833% due 08/25/2033		8,737	7,664
2.881% due 02/25/2036		302	216
3.434% due 07/20/2032		159	143
5.500% due 11/25/2031		3,617	3,595
6.500% due 09/25/2033		339	358
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		687	685
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049		2,242	2,215
5.622% due 06/10/2049		2,242	2,266
BCAP LLC Trust
2.591% due 11/26/2035		4,200	3,878
2.876% due 09/26/2035		8,987	8,329
5.131% due 05/26/2047		8,356	8,154
5.434% due 07/26/2037		3,007	3,124
BCRR Trust
4.230% due 03/22/2031		514	514
4.230% due 12/22/2032		931	927
4.230% due 03/22/2034		345	345
4.230% due 04/22/2034		663	663
4.230% due 05/22/2034		3,814	3,787
4.230% due 06/22/2035		134	134
4.230% due 12/22/2035		5,544	5,552
4.230% due 02/22/2041		868	873
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		76	70
2.595% due 08/25/2033		5,290	5,002
2.605% due 07/25/2033		17,319	16,282
2.704% due 11/25/2034		1,557	1,356
2.706% due 10/25/2035		500	466
2.710% due 03/25/2035		4,555	4,244
2.823% due 11/25/2034		14,003	10,643
2.845% due 01/25/2034		440	410
2.905% due 01/25/2034		162	148
2.905% due 01/25/2035		229	176
3.016% due 03/25/2035		352	333
3.079% due 11/25/2030		124	119
5.131% due 05/25/2047		3,250	1,988
Bear Stearns Alt-A Trust
0.454% due 02/25/2034		1,554	1,142
0.994% due 09/25/2034		8,438	6,614
2.515% due 11/25/2036		4,457	2,211
2.517% due 01/25/2036		3,646	1,770
2.592% due 05/25/2035		461	361
2.772% due 09/25/2035		5,862	3,718
Bear Stearns Commercial Mortgage Securities
4.735% due 09/11/2042		7,158	7,291
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		12,789	7,522

3.618% due 12/26/2046		6,397	3,794
CC Mortgage Funding Corp.
0.424% due 05/25/2048		3,091	1,367
0.544% due 08/25/2035		535	331
Chase Mortgage Finance Corp.
2.498% due 03/25/2037		1,068	752
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037		642	347
2.100% due 09/25/2035		159	142
2.527% due 07/25/2046 ^		905	537
2.660% due 05/25/2035		1,199	1,033
2.660% due 10/25/2035		476	365
2.700% due 08/25/2035		3,185	2,823
2.726% due 03/25/2034		221	191
5.611% due 09/25/2037 ^		5,912	3,349
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		9,999	10,133
Commercial Mortgage Pass-Through Certificates
0.378% due 12/15/2020		451	441
4.630% due 05/10/2043		1,594	1,596
Countrywide Alternative Loan Trust
0.435% due 05/20/2046		7	7
0.454% due 02/25/2047		320	181
0.465% due 02/20/2047		7,297	3,265
0.474% due 05/25/2047		5,669	2,888
0.480% due 12/20/2046		5,143	2,365
0.484% due 09/25/2046		2,622	1,216
0.495% due 07/20/2046		3,662	1,257
0.504% due 07/25/2046		548	297
0.587% due 11/20/2035		1,554	789
1.208% due 12/25/2035		1,513	823
1.208% due 02/25/2036		642	386
4.796% due 02/25/2037		2,819	1,631
5.500% due 08/25/2035		390	383
6.000% due 04/25/2037		344	216
6.250% due 12/25/2033		1,679	1,766
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035		483	277
0.584% due 04/25/2035		89	49
0.614% due 03/25/2035		740	345
0.634% due 06/25/2035		8,049	6,788
2.250% due 07/19/2031		5	4
2.866% due 11/19/2033		248	201
5.593% due 09/25/2047		591	356
6.500% due 01/25/2034		21	21
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		99	75
1.745% due 05/25/2032		2	2
4.625% due 10/25/2034		215	215
6.133% due 04/15/2037		25,616	25,687
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		928	891
0.508% due 10/15/2021		3,976	3,722
5.358% due 07/27/2037		3,711	3,813
5.713% due 06/15/2039		5,158	5,216
European Loan Conduit
1.612% due 05/15/2019	EUR	4,929	5,208
Extended Stay America Trust
3.128% due 01/05/2013 (a)		$64,678	1,870
First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035		40	40
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		1,299	1,000
First Republic Mortgage Loan Trust
0.578% due 08/15/2032		5,994	5,607
0.628% due 11/15/2031		475	437
0.774% due 06/25/2030		342	320
Fosse Master Issuer PLC
1.805% due 10/18/2054		16,350	16,305
GMAC Mortgage Corp. Loan Trust
5.149% due 08/19/2034		4,755	4,654
Gracechurch Mortgage Financing PLC
0.559% due 11/20/2056		1,370	1,365
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		672	618
0.514% due 06/25/2045		500	295
0.524% due 06/25/2045		242	129
0.564% due 11/25/2045		571	307
Greenwich Capital Acceptance, Inc.
3.090% due 06/25/2024		7	6
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,900	3,152
5.597% due 12/10/2049		2,000	2,054
GS Mortgage Securities Corp.
1.142% due 03/06/2020		7,851	7,787

GSR Mortgage Loan Trust
2.685% due 09/25/2035		6,839	5,983
2.765% due 01/25/2036		1,295	901
2.772% due 04/25/2036		628	450
6.000% due 03/25/2032		0	0
GSRPM Mortgage Loan Trust
1.094% due 11/25/2031		79	78
Harborview Mortgage Loan Trust
0.415% due 04/19/2038		1,651	955
0.465% due 07/19/2046		3,089	1,563
0.477% due 07/21/2036		475	269
0.485% due 09/19/2046		715	398
0.505% due 05/19/2035		2,254	1,197
0.525% due 03/19/2036		5,987	3,138
1.025% due 02/19/2034		365	297
5.249% due 08/19/2036 ^		456	298
Holmes Master Issuer PLC
0.503% due 07/15/2020		35,900	35,652
Impac CMB Trust
1.194% due 10/25/2033		50	40
Indymac ARM Trust
1.716% due 01/25/2032		2	2
1.785% due 01/25/2032		4	3
Indymac IMSC Mortgage Loan Trust
0.474% due 07/25/2047		1,223	551
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046		2,061	1,070
0.494% due 06/25/2047		1,096	503
0.504% due 05/25/2046		354	191
0.534% due 07/25/2035		327	196
2.592% due 12/25/2034		68	47
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019		17,504	16,718
2.749% due 11/15/2043		935	950
4.678% due 07/15/2042		1,406	1,430
4.959% due 08/15/2042		2,142	2,199
5.247% due 01/12/2043		5,134	5,194
5.289% due 05/15/2045		8,127	8,194
JPMorgan Mortgage Trust
2.954% due 04/25/2035		7,709	5,650
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.398% due 09/15/2021		369	357
0.578% due 06/15/2022		1,011	985
Luminent Mortgage Trust
0.464% due 12/25/2036		1,578	873
0.474% due 12/25/2036		637	304
0.494% due 10/25/2046		529	298
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		631	633
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046		1,002	471
2.718% due 11/21/2034		4,276	4,084
MASTR Alternative Loans Trust
5.000% due 04/25/2019		379	389
MASTR Asset Securitization Trust
5.500% due 09/25/2033		561	584
MASTR Seasoned Securities Trust
6.216% due 09/25/2017		126	131
Mellon Residential Funding Corp.
0.718% due 12/15/2030		2,579	2,362
0.978% due 11/15/2031		3,499	3,361
2.610% due 10/20/2029		2,088	1,967
Merrill Lynch Floating Trust
0.814% due 07/09/2021		4,099	3,800
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		9,269	6,029
2.123% due 12/25/2032		18	16
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037		1,204	768
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		3,940	3,124
1.270% due 10/25/2035		6,100	4,849
1.996% due 10/25/2035		3,873	3,268
Morgan Stanley Capital
0.339% due 10/15/2020		2,204	2,193
0.514% due 05/24/2043		604	531
5.450% due 10/28/2033		714	711
5.610% due 04/15/2049		4,283	4,450
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036		8,254	8,433
Morgan Stanley Mortgage Loan Trust
0.514% due 02/25/2047		970	121
2.255% due 06/25/2036		287	215
Mound Financing PLC
1.608% due 02/08/2042	EUR	52,315	67,591

RBSSP Resecuritization Trust
0.614% due 08/26/2045	$16,000	13,383
0.794% due 09/26/2036	9,230	8,788
0.794% due 10/26/2036	11,529	10,558
2.560% due 12/26/2036	12,537	12,464
5.397% due 10/26/2036	12,471	12,419
Residential Accredit Loans, Inc.
0.474% due 06/25/2046	1,801	569
0.504% due 04/25/2046	309	104
0.544% due 08/25/2037	844	459
0.594% due 08/25/2035	1,567	844
1.568% due 09/25/2045	976	512
Residential Asset Securitization Trust
2.604% due 12/25/2034	6,445	5,558
5.750% due 02/25/2036 ^	291	192
Residential Funding Mortgage Securities
5.250% due 03/25/2034	222	222
6.500% due 03/25/2032	64	66
Sequoia Mortgage Trust
0.635% due 07/20/2033	3,313	2,791
1.045% due 10/20/2027	1,504	1,293
2.418% due 01/20/2047	533	353
2.664% due 04/20/2035	765	695
Structured Adjustable Rate Mortgage Loan Trust
1.618% due 01/25/2035	98	55
2.480% due 02/25/2034	193	175
2.532% due 08/25/2035	1,235	886
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037	1,411	703
0.484% due 07/25/2046	3,694	1,834
0.514% due 05/25/2036	9,512	4,300
0.514% due 05/25/2046	1,316	440
0.524% due 05/25/2045	766	418
0.535% due 07/19/2035	8,946	7,367
0.574% due 02/25/2036	50	24
0.635% due 03/19/2034	735	619
0.865% due 07/19/2034	48	40
0.945% due 09/19/2032	68	57
Structured Asset Securities Corp.
2.223% due 07/25/2032	130	111
2.331% due 01/25/2032	10	9
2.545% due 02/25/2032	204	191
2.650% due 10/25/2035	519	411
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	464	460
0.387% due 06/25/2037	105	105
UBS Commercial Mortgage Trust
1.178% due 07/15/2024	665	629
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	1,793	1,605
0.368% due 09/15/2021	11,095	10,553
5.275% due 11/15/2048	96	96
5.735% due 06/15/2049	5,402	5,541
WaMu Mortgage Pass-Through Certificates
0.554% due 11/25/2045	206	147
0.564% due 12/25/2045	377	271
0.584% due 10/25/2045	823	594
0.604% due 01/25/2045	312	234
0.908% due 02/25/2047	3,865	1,922
0.908% due 03/25/2047	3,222	1,605
0.938% due 01/25/2047	734	402
0.948% due 01/25/2047	1,572	778
0.968% due 04/25/2047	2,297	1,456
1.018% due 12/25/2046	2,927	1,736
1.028% due 12/25/2046	1,486	768
1.208% due 02/25/2046	3,601	2,382
1.208% due 08/25/2046	21,031	11,787
1.408% due 11/25/2042	568	444
1.608% due 06/25/2042	750	549
1.608% due 08/25/2042	878	702
1.708% due 11/25/2046	292	187
2.244% due 03/25/2033	132	121
2.394% due 12/25/2036	608	393
2.460% due 09/25/2033	4,570	4,343
2.468% due 02/27/2034	144	137
2.468% due 01/25/2047	421	271
2.560% due 12/25/2036	2,250	1,455
2.563% due 06/25/2034	3,556	3,455
2.564% due 09/25/2033	1,738	1,665
2.610% due 02/25/2037	3,794	2,523
2.718% due 07/25/2046	414	270
2.718% due 08/25/2046	10,221	6,716
2.718% due 12/25/2046	1,580	1,074
2.776% due 09/25/2046	734	498
4.294% due 01/25/2037	969	663
5.002% due 04/25/2037	657	423

5.062% due 02/25/2037 ^		1,735	1,083
5.223% due 05/25/2037		1,609	1,115
5.446% due 02/25/2037		2,058	1,376
5.836% due 09/25/2036		1,067	719
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.178% due 05/25/2046		748	350
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031		0	0
2.119% due 02/25/2033		53	46
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		356	277
2.689% due 06/25/2035		5,445	4,976
2.701% due 09/25/2034		515	508
2.710% due 12/25/2034		3,494	3,295
2.730% due 07/25/2036		1,380	975

Total Mortgage-Backed Securities (Cost $900,373)			806,227

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp.
0.344% due 12/25/2036		54	53
0.354% due 10/25/2036		25	6
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,663	1,638
Ally Auto Receivables Trust
0.710% due 02/15/2013		600	600
American Express Credit Account Master Trust
1.628% due 12/15/2014		3,200	3,216
AMMC CDO
0.731% due 05/03/2018		5,115	4,891
Amortizing Residential Collateral Trust
0.874% due 07/25/2032		63	50
0.994% due 10/25/2031		391	303
0.994% due 08/25/2032		432	326
Amresco Residential Securities Mortgage Loan Trust
1.234% due 06/25/2029		99	78
Armstrong Loan Funding Ltd.
1.429% due 08/01/2016		1,913	1,862
Asset-Backed European Securitisation Transaction SRL
2.038% due 09/21/2020	EUR	20,165	26,105
Asset-Backed Funding Certificates
0.644% due 06/25/2034		$951	679
Asset-Backed Securities Corp. Home Equity
0.374% due 05/25/2037		301	226
0.569% due 09/25/2034		445	394
Aurum CLO Ltd.
1.103% due 04/15/2014		1,123	1,111
Babson CLO Ltd.
0.777% due 11/15/2016		5,588	5,439
Bavarian Sky S.A.
1.996% due 01/15/2018	EUR	2,987	3,871
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036		$99	96
0.364% due 12/25/2036		282	264
0.374% due 10/25/2036		67	62
0.954% due 10/25/2032		660	565
1.094% due 10/27/2032		82	70
1.294% due 10/25/2037		3,341	1,854
1.294% due 11/25/2042		62	53
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		1,132	1,121
0.394% due 06/25/2037		296	266
0.614% due 10/25/2035		488	449
Chase Funding Mortgage Loan Asset-Backed Certificates
0.934% due 08/25/2032		43	32
Chase Issuance Trust
1.828% due 04/15/2014		25,800	25,917
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033		36	29
Citibank Omni Master Trust
2.378% due 05/16/2016		104,670	105,323
3.028% due 08/15/2018		29,300	30,757
4.900% due 11/15/2018		1,450	1,578
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036		181	176
0.354% due 07/25/2045		1,044	716
0.404% due 08/25/2036		222	202
Collegiate Funding Services Education Loan Trust
0.674% due 12/28/2021		1,787	1,773
Contimortgage Home Equity Trust
0.958% due 03/15/2027		1	1
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		454	432
0.374% due 10/25/2047		142	140
0.394% due 08/25/2037		11,400	9,848

0.394% due 09/25/2037		176	173
0.394% due 09/25/2047		274	269
0.474% due 09/25/2036		1,227	966
0.484% due 06/25/2036		740	576
0.774% due 12/25/2031		50	25
1.034% due 05/25/2032		239	202
1.154% due 05/25/2033		24	18
Countrywide Home Equity Loan Trust
0.418% due 01/15/2037		66	47
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		3	3
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		79	48
0.414% due 07/25/2037		781	553
Delta Funding Home Equity Loan Trust
1.098% due 09/15/2029		34	26
Diamond Lake CLO Ltd.
5.509% due 12/01/2012		1,050	1,070
Driver One GmbH
1.238% due 10/21/2015	EUR	1,368	1,765
Dryden Leveraged Loan CDO
1.110% due 12/22/2015		$895	887
EMC Mortgage Loan Trust
0.664% due 05/25/2040		94	80
0.994% due 01/25/2041		2,192	1,707
Equity One ABS, Inc.
0.594% due 04/25/2034		609	431
0.854% due 11/25/2032		636	515
First CLO Ltd.
0.772% due 07/27/2016		395	391
0.854% due 12/14/2016		711	695
First Franklin Mortgage Loan Asset-Backed Certificates
0.664% due 12/25/2034		10	10
First NLC Trust
0.364% due 08/25/2037		714	228
Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	13,619	13,335
1.926% due 06/15/2013		9,903	9,736
1.960% due 07/15/2015		10,000	9,742
Ford Credit Auto Owner Trust
0.219% due 08/15/2012		$2,771	2,771
2.778% due 05/15/2013		10,043	10,062
GCO Education Loan Funding Trust
0.586% due 11/25/2020		821	819
Grayston CLO Ltd.
0.837% due 08/15/2016		676	672
Greenpoint Home Equity Loan Trust
0.638% due 01/15/2030		281	167
GSAMP Trust
0.364% due 12/25/2036		566	374
GSRPM Mortgage Loan Trust
0.994% due 01/25/2032		88	86
Holmes Master Issuer PLC
0.408% due 07/15/2012		18,200	18,195
Home Equity Asset Trust
0.354% due 05/25/2037		187	183
1.214% due 02/25/2033		1	1
HSBC Asset Loan Obligation
0.354% due 12/25/2036		237	170
HSBC Home Equity Loan Trust
0.575% due 01/20/2034		1,329	1,211
Hyundai Capital Auto Funding Ltd.
1.285% due 09/20/2016		3,500	3,519
Illinois Student Assistance Commission
0.898% due 04/25/2017		5,742	5,709
Indymac Residential Asset-Backed Trust
0.424% due 04/25/2047		7	7
Irwin Home Equity Corp.
0.834% due 07/25/2032		175	103
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		80	79
0.354% due 03/25/2047		298	245
0.374% due 03/25/2037		222	210
Katonah Ltd.
0.883% due 09/20/2016		19,789	19,396
0.911% due 05/18/2015		2,700	2,643
1.120% due 02/20/2015		405	402
Lehman ABS Mortgage Loan Trust
0.384% due 06/25/2037		608	234
Lehman XS Trust
0.444% due 04/25/2037		2,525	1,368
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		359	264
0.994% due 03/25/2032		65	50
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	20,350	26,103

Massachusetts Educational Financing Authority
1.368% due 04/25/2038		$4,374	4,366
MASTR Asset-Backed Securities Trust
0.344% due 11/25/2036		97	32
0.344% due 01/25/2037		477	106
0.374% due 05/25/2037		219	197
Merrill Lynch First Franklin Mortgage Loan Trust
0.354% due 07/25/2037		11	11
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037		1	1
0.374% due 09/25/2037		7	2
0.414% due 02/25/2037		528	239
Morgan Stanley ABS Capital
0.334% due 01/25/2037		147	144
0.354% due 05/25/2037		504	427
0.394% due 09/25/2036		61	50
1.094% due 07/25/2037		887	756
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036		14	4
Nautique Funding Ltd.
0.653% due 04/15/2020		1,925	1,763
Nelnet Education Loan Funding, Inc.
0.646% due 08/26/2019		3,670	3,639
Nelnet Student Loan Trust
1.118% due 07/25/2018		3,686	3,692
New Century Home Equity Loan Trust
0.474% due 05/25/2036		837	420
0.554% due 06/25/2035		82	77
Olympic CLO Ltd.
0.937% due 05/15/2016		129	128
Option One Mortgage Loan Trust
0.354% due 07/25/2037		271	260
0.834% due 06/25/2032		32	25
0.834% due 08/25/2032		207	154
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		1,879	1,877
Park Place Securities, Inc.
0.554% due 09/25/2035		617	543
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		8,159	8,115
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047		963	843
Race Point CLO
1.007% due 05/15/2015		266	265
Renaissance Home Equity Loan Trust
0.654% due 11/25/2034		294	223
0.734% due 08/25/2033		1,094	907
0.794% due 12/25/2033		532	428
Residential Asset Mortgage Products, Inc.
0.854% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.404% due 04/25/2037		30	30
0.794% due 07/25/2032 ^		107	61
SACO, Inc.
0.414% due 05/25/2036		96	92
SC Germany Auto
1.331% due 07/10/2019	EUR	4,354	5,608
Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037		$146	124
0.424% due 05/25/2037 ^		1,336	606
SLC Student Loan Trust
0.576% due 09/15/2017		14,443	14,427
4.750% due 06/15/2033		6,287	6,155
SLM Student Loan Trust
0.418% due 07/25/2017		1,538	1,526
0.448% due 10/25/2019		11,582	11,576
0.488% due 04/27/2020		19,100	18,974
0.488% due 04/25/2022		38,601	38,300
0.498% due 07/25/2019		5,064	5,020
0.498% due 04/25/2023		4,420	4,408
0.508% due 04/25/2022		2,521	2,514
0.548% due 04/25/2017		1,985	1,985
0.548% due 04/25/2019		1,098	1,096
0.558% due 01/27/2020		687	686
0.568% due 01/25/2021		20,529	20,448
0.918% due 10/25/2017		10,200	10,172
1.518% due 10/25/2016		1,646	1,657
1.918% due 04/25/2023		38,918	39,863
2.350% due 04/15/2039		3,839	3,849
3.500% due 08/17/2043		20,721	20,430
4.500% due 11/16/2043		31,309	29,715
Soundview Home Equity Loan Trust
1.094% due 10/25/2037		30	30
South Carolina Student Loan Corp.
0.868% due 01/25/2021		8,116	8,033

Specialty Underwriting & Residential Finance
0.354% due 01/25/2038		347	310
0.974% due 01/25/2034		90	68
Structured Asset Securities Corp.
0.374% due 01/25/2037		115	113
0.394% due 01/25/2037		430	294
0.874% due 01/25/2033		1,273	1,076
1.757% due 04/25/2035		2,463	1,892
Volkswagen Car Lease
1.818% due 06/21/2016	EUR	4,989	6,460
2.238% due 08/21/2015		5,668	7,353
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036		$159	109

Total Asset-Backed Securities (Cost $685,321)			665,872

SOVEREIGN ISSUES 3.7%
Bank of England Euro Note
1.375% due 03/07/2014		4,700	4,765
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		1,475	1,610
Export-Import Bank of Korea
1.592% due 03/13/2012		59,300	59,268
Japan Finance Corp.
1.500% due 07/06/2012		17,800	17,885
Korea Development Bank
4.375% due 08/10/2015		1,000	1,030
Korea Government Bond
4.250% due 06/01/2013		1,925	2,000
Mexico Government International Bond
6.250% due 06/16/2016	MXN	3,354,980	248,048
Province of Ontario Canada
1.375% due 01/27/2014		$13,500	13,650
1.600% due 09/21/2016		15,100	15,074
1.875% due 11/19/2012		10,500	10,631
4.950% due 06/01/2012		7,669	7,803
Qatar Government International Bond
5.150% due 04/09/2014		6,875	7,382

Total Sovereign Issues (Cost $401,690)			389,146

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.700% due 12/31/2049		328	2,464

Total Preferred Securities (Cost $3,489)			2,464

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.8%
CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$27,900	27,864
Banco Bradesco S.A.
1.950% due 01/24/2013		48,000	48,380
Banco do Brasil S.A.
0.000% due 02/15/2012		37,000	36,931
Dexia Credit Local
0.820% due 03/22/2012		105,700	105,558
Intesa Sanpaolo SpA
0.906% due 01/19/2012		60,576	60,560
2.375% due 12/21/2012		16,500	15,352

			294,645

COMMERCIAL PAPER 1.1%
Vodafone Group PLC
0.960% due 05/02/2012		85,400	85,326
1.019% due 05/03/2012		8,500	8,492
1.130% due 08/23/2012		19,130	19,011

			112,829

REPURCHASE AGREEMENTS 0.6%
Banc of America Securities LLC
0.060% due 01/03/2012		23,000	23,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $23,826. Repurchase proceeds are $23,000.)
Deutsche Bank Securities, Inc.
0.410% due 01/10/2012		24,816	24,816
(Dated . Collateralized by KFW 1.875% due 01/14/2013 valued at $25,844. Repurchase proceeds are $24,816.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		15,278	15,278
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $15,587. Repurchase proceeds are $15,278.)

			63,094

SHORT-TERM NOTES 1.5%
Federal Home Loan Bank
0.210% due 12/21/2012		124,500	124,461
Pacific Gas & Electric Co.
0.938% due 11/20/2012		38,600	38,654

			163,115

JAPAN TREASURY BILLS 2.0%
0.100% due 02/06/2012 - 03/26/2012 (b)	JPY	15,860,000	206,034

U.S. TREASURY BILLS 0.2%
0.043% due 03/15/2012 - 06/28/2012 (b)(d)		$18,550	18,548

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 12.6%
		132,832,370	1,330,183

Total Short-Term Instruments (Cost $2,185,394)			2,188,448

Total Investments 110.3% (Cost $11,855,387)			$11,654,078
Written Options (h) (0.1%) (Premiums $11,872)			(9,223)
Other Assets and Liabilities (Net) (10.2%)			(1,076,938)

Net Assets 100.0%			$10,567,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $29,970 have been pledged as collateral as of December 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $443,277 at a weighted average interest rate of 0.127%. On December 31, 2011, securities valued at $441,876 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $3,182 and cash of $3 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
U.S. Treasury 2-Year Note March Futures	Short	03/2012	3,707	$(165)

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Depreciation
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.289%		$2,300	$63	$65	$(2)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.289%		2,300	62	67	(5)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.774%	EUR	19,800	369	617	(248)
ING Bank NV	DUB	(1.000%	)	12/20/2013	1.774%		20,000	374	522	(148)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	5.033%		$11,100	446	682	(236)
Societe Generale S.A.	GST	(3.000%	)	06/20/2014	3.174%	EUR	9,300	34	187	(153)
Societe Generale S.A.	JPM	(3.000%	)	09/20/2013	3.108%		$4,300	3	104	(101)

								$1,351	$2,244	$(893)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%		03/20/2013	1.577%		$10,000	$(66)	$67	$(133)
Alcoa, Inc.	BRC	1.000%		12/20/2013	2.117%		2,200	(46)	(51)	5
Alcoa, Inc.	CBK	1.000%		03/20/2013	1.577%		23,000	(152)	150	(302)
Alcoa, Inc.	DUB	1.000%		03/20/2013	1.577%		5,000	(33)	33	(66)
Alcoa, Inc.	RYL	1.000%		03/20/2013	1.577%		9,600	(63)	73	(136)
Ally Financial, Inc.	DUB	5.000%		06/20/2012	4.846%		1,000	3	(5)	8
Altria Group, Inc.	CBK	1.000%		12/20/2013	0.525%		1,000	9	12	(3)
Anheuser-Busch InBev Worldwide, Inc.	JPM	1.000%		12/20/2012	0.470%		13,100	73	28	45
ArcelorMittal	BRC	1.000%		03/20/2013	2.622%		24,700	(470)	(185)	(285)
ArcelorMittal	MYC	1.000%		06/20/2014	4.230%		93,200	(6,932)	(1,441)	(5,491)
BHP Billiton Finance USA Ltd.	DUB	1.000%		12/20/2013	0.566%		10,000	89	123	(34)
BHP Billiton Finance USA Ltd.	MYC	1.000%		12/20/2013	0.566%		10,000	90	72	18
BP Capital Markets America, Inc.	CBK	5.000%		06/20/2015	0.866%		600	86	11	75
BP Capital Markets America, Inc.	GST	5.000%		06/20/2015	0.866%		2,100	299	(48)	347
BP Capital Markets America, Inc.	GST	5.000%		09/20/2015	0.902%		1,100	166	18	148
BP Capital Markets America, Inc.	JPM	5.000%		06/20/2015	0.866%		3,000	427	20	407
Emirate of Abu Dhabi Government International Bond	BRC	1.000%		03/20/2014	0.780%		25,000	131	155	(24)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%		03/20/2014	0.780%		10,500	55	41	14
Emirate of Abu Dhabi Government International Bond	FBF	1.000%		03/20/2014	0.780%		10,500	55	53	2
Emirate of Abu Dhabi Government International Bond	HUS	1.000%		03/20/2014	0.780%		11,100	58	83	(25)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%		03/20/2014	0.780%		25,000	131	75	56
Enbridge Energy Partners LP	BOA	0.280%		06/20/2012	0.373%		3,800	(1)	0	(1)
Energy Transfer Partners LP	BOA	0.330%		06/20/2012	0.864%		3,800	(9)	0	(9)
Ensco PLC	FBF	1.000%		03/20/2014	0.841%		44,500	173	(331)	504
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%		03/20/2013	0.655%		19,200	89	258	(169)
General Electric Capital Corp.	DUB	5.000%		09/20/2014	2.124%		2,600	201	101	100
Kinder Morgan Energy Partners LP	BOA	0.290%		06/20/2012	0.723%		3,800	(7)	0	(7)
Petrobras International Finance Co.	DUB	1.000%		09/20/2012	0.868%		3,400	4	(30)	34
Petrobras International Finance Co.	MYC	1.000%		12/20/2012	1.052%		3,000	0	(16)	16

Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.545%	3,800	(4)	0	(4)
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.724%	10,672	33	36	(3)
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.724%	8,850	27	30	(3)
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	1.094%	900	(1)	(7)	6
Shell International Finance BV	CBK	1.000%	12/20/2012	0.396%	10,000	63	73	(10)
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.699%	19,600	80	257	(177)
Teck Resources Ltd.	MYC	1.000%	03/20/2013	0.699%	30,000	122	393	(271)
Volkswagen International Finance NV	BOA	1.000%	03/20/2012	0.603%	1,200	1	10	(9)
Volkswagen International Finance NV	BRC	1.000%	03/20/2012	0.603%	7,100	9	60	(51)

						$(5,310)	$118	$(5,428)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month EUR-LIBOR less 0.214% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	04/15/2013	JPM	$13,828	EUR	9,800	$903	$6	$897
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	29,219		22,002	47	(139)	186
Floating rate equal to 3-Month EUR-LIBOR less 0.261% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM	16,550		12,500	124	(1,146)	1,270
Floating rate equal to 3-Month EUR-LIBOR less 0.280% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM	6,314		4,800	8	(481)	489
Floating rate equal to 3-Month EUR-LIBOR plus 0.260% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency received	01/31/2014	FBF	10,857		7,700	627	(104)	731
Floating rate equal to 3-Month EUR-LIBOR plus 0.300% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency received	05/30/2014	FBF	10,826		7,700	574	(134)	708

							$2,283	$(1,998)	$4,281

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	BOA	BRL	22,000	$217	$(4)	$221
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GLM		128,300	1,267	(11)	1,278

							$1,484	$(15)	$1,499

(h)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$ 99.000	03/19/2012	240	$192	$(19)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	1,110	474	(216)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	1,110	968	(257)

				$1,634	$(492)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	$1,304,300	$2,723	$(1,046)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	1,304,300	2,723	(3,015)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	3,374,500	2,396	(1,757)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013	3,374,500	2,396	(2,913)

							$10,238	$(8,731)

(i)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2027	$57,000	$60,108	$(60,126)

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,203	02/2012	JPM	$0	$(248)	$(248)
Sell		10,774	08/2012	CBK	0	(782)	(782)
Buy	BRL	2,134	01/2012	HUS	6	0	6
Sell		2,134	01/2012	HUS	0	(31)	(31)
Buy		2,134	01/2012	UAG	0	(47)	(47)
Sell		2,134	01/2012	UAG	0	(6)	(6)
Sell		2,134	03/2012	UAG	48	0	48
Buy	CAD	3,284	02/2012	DUB	28	0	28
Sell		44,872	02/2012	DUB	0	(58)	(58)
Buy		3,072	02/2012	JPM	27	0	27
Buy	CNY	4,694	02/2012	BRC	7	0	7
Buy		104,400	02/2012	CBK	288	0	288
Buy		17,397	02/2012	DUB	66	0	66
Buy		91,458	10/2012	CBK	0	(35)	(35)
Buy		67,909	02/2013	DUB	0	(99)	(99)
Buy		80,000	02/2013	JPM	0	(86)	(86)
Buy		94,324	02/2013	RYL	0	(86)	(86)
Buy		24,000	08/2013	DUB	0	(95)	(95)
Buy		17,000	08/2013	RYL	0	(56)	(56)
Buy		19,000	08/2013	UAG	0	(69)	(69)
Sell	DKK	70,827	01/2012	BPS	1,079	0	1,079
Sell		419,065	01/2012	CBK	505	0	505
Sell		199,748	01/2012	HUS	151	0	151
Sell		297,920	01/2012	JPM	103	0	103
Buy		19,967	01/2012	MSC	7	0	7
Sell		71,365	01/2012	MSC	127	0	127
Buy		1,046,500	01/2012	RYL	0	(15,229)	(15,229)
Sell		7,543	01/2012	RYL	24	0	24
Buy		24,701	03/2012	HUS	0	(143)	(143)
Sell		19,967	03/2012	MSC	0	(5)	(5)
Buy	EUR	2,976	01/2012	BRC	0	(172)	(172)
Sell		4,903	01/2012	BRC	360	0	360
Buy		2,799	01/2012	CBK	0	(78)	(78)
Sell		243,756	01/2012	CBK	20,960	0	20,960
Sell		77,948	01/2012	DUB	7,183	0	7,183
Buy		1,035	01/2012	JPM	0	(70)	(70)
Sell		840	01/2012	JPM	36	0	36
Buy		18,044	01/2012	MSC	0	(1,793)	(1,793)
Buy		4,085	01/2012	RBC	0	(193)	(193)
Sell		4,609	01/2012	RBC	606	0	606
Sell		52,102	01/2012	RYL	7,087	0	7,087
Buy		3,785	01/2012	UAG	0	(336)	(336)
Sell		11,967	01/2012	UAG	1,017	0	1,017
Sell		4,170	04/2012	CBK	716	0	716
Sell		4,959	04/2012	JPM	546	0	546
Sell		66,689	06/2012	CBK	8,013	0	8,013
Buy		29,337	07/2012	BOA	0	(3,410)	(3,410)
Sell		29,337	07/2012	BOA	362	0	362
Buy		21,946	07/2012	BPS	0	(2,230)	(2,230)
Sell		40,499	07/2012	BPS	4,643	0	4,643
Buy		1,374	07/2012	BRC	0	0	0
Sell		28,884	07/2012	BRC	3,225	0	3,225
Buy		141,872	07/2012	CBK	0	(6,385)	(6,385)
Sell		29,898	07/2012	CBK	3,151	0	3,151
Buy		623	07/2012	DUB	0	(70)	(70)
Sell		4,773	07/2012	DUB	316	0	316
Buy		1,890	07/2012	FBL	0	(204)	(204)
Sell		2,531	07/2012	HUS	303	0	303
Sell		41,964	07/2012	JPM	5,187	0	5,187
Buy		45,866	07/2012	RBC	0	(2,350)	(2,350)

Sell		38,038	07/2012	RBC	2,229	0	2,229
Buy		9,949	07/2012	RYL	0	(1,208)	(1,208)
Sell		85,668	07/2012	RYL	1,246	0	1,246
Buy		6,594	07/2012	UAG	0	(814)	(814)
Sell	GBP	7,434	01/2012	BPS	523	0	523
Buy		22,014	01/2012	BRC	0	(1,370)	(1,370)
Sell		2,280	01/2012	BRC	34	0	34
Buy		29,749	01/2012	CBK	285	0	285
Sell		75,303	01/2012	CBK	845	(436)	409
Buy		19,018	01/2012	DUB	0	(1,318)	(1,318)
Buy		2,280	01/2012	RBC	0	(30)	(30)
Sell		2,280	02/2012	RBC	30	0	30
Buy	JPY	10,083,841	01/2012	BRC	1,594	0	1,594
Buy		3,088,463	01/2012	CBK	196	0	196
Sell		4,539,255	01/2012	DUB	143	0	143
Sell		15,120,000	02/2012	CBK	0	(2,884)	(2,884)
Sell		294,256	03/2012	BRC	0	(47)	(47)
Sell		150,447	03/2012	CBK	0	(25)	(25)
Sell		295,297	03/2012	JPM	0	(47)	(47)
Buy	MXN	389,964	03/2012	BRC	0	(484)	(484)
Buy		3,749	03/2012	CBK	3	0	3
Buy		95,464	03/2012	HUS	13	0	13
Sell		438,234	03/2012	HUS	568	0	568
Sell		2,244,835	03/2012	JPM	5,668	0	5,668

					$79,554	$(43,029)	$36,525

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$50,550	$0	$50,550
Corporate Bonds & Notes
Banking & Finance	0	3,016,710	0	3,016,710
Industrials	0	2,175,929	17,479	2,193,408
Utilities	0	604,924	0	604,924
Convertible Bonds & Notes
Banking & Finance	0	11,055	0	11,055
Industrials	0	34,760	0	34,760
Municipal Bonds & Notes
Arkansas	0	7,420	0	7,420
California	0	31,906	0	31,906
Illinois	0	1,500	0	1,500
Louisiana	0	4,753	0	4,753
New Jersey	0	12,502	0	12,502
New York	0	15,716	0	15,716
U.S. Government Agencies	0	614,797	181,795	796,592
U.S. Treasury Obligations	0	820,125	0	820,125
Mortgage-Backed Securities	0	805,696	531	806,227
Asset-Backed Securities	0	632,849	33,023	665,872
Sovereign Issues	0	389,146	0	389,146
Preferred Securities
Banking & Finance	0	0	2,464	2,464
Short-Term Instruments
Certificates of Deposit	0	294,645	0	294,645
Commercial Paper	0	112,829	0	112,829
Repurchase Agreements	0	63,094	0	63,094
Short-Term Notes	0	163,115	0	163,115
Japan Treasury Bills	0	206,034	0	206,034
U.S. Treasury Bills	0	18,548	0	18,548
PIMCO Short-Term Floating NAV Portfolio	1,330,183	0	0	1,330,183
	$1,330,183	$10,088,603	$235,292	$11,654,078
Short Sales, at value	$0	$(60,126)	$0	$(60,126)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,785	0	1,785
Foreign Exchange Contracts	0	83,835	0	83,835
Interest Rate Contracts	0	1,499	0	1,499
	$0	$87,119	$0	$87,119

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(8,106)	0	(8,106)
Foreign Exchange Contracts	0	(43,029)	0	(43,029)
Interest Rate Contracts	(165)	(9,223)	0	(9,388)

	$(165)	$(60,358)	$0	$(60,523)

Totals	$1,330,018	$10,055,238	$235,292	$11,620,548

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Bank Loan Obligations	$11,409	$0	$(11,500)	$0	$0	$91	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	95,923	10,701	(7,649)	2	25	(3,246)	0	(95,756)	0	0
Industrials	72,070	27,388	(79,787)	(810)	(1,479)	97	0	0	17,479	(77)
U.S. Government Agencies	206,844	10,577	(35,531)	(1)	0	(94)	0	0	181,795	(94)
Mortgage-Backed Securities	1,073	0	(491)	0	8	(59)	0	0	531	(60)
Asset-Backed Securities	40,325	16,454	(11,147)	69	114	(927)	10,623	(22,488)	33,023	(983)
Preferred Securities
Banking & Finance	75,691	0	(73,245)	0	0	18	0	0	2,464	(28)

Totals	$503,335	$65,120	$(219,350)	$(740)	$(1,332)	$(4,120)	$10,623	$(118,244)	$235,292	$(1,242)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® TR Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 33.7%
BANKING & FINANCE 25.5%
Allstate Corp.
6.125% due 05/15/2067		$200	$182
Ally Financial, Inc.
0.000% due 12/01/2012		500	471
4.500% due 02/11/2014		900	871
7.500% due 12/31/2013		100	103
7.500% due 09/15/2020		100	101
8.300% due 02/12/2015		100	106
American General Institutional Capital
8.125% due 03/15/2046		100	91
American International Group, Inc.
5.050% due 10/01/2015		400	388
5.450% due 05/18/2017		1,800	1,724
5.850% due 01/16/2018		300	294
6.400% due 12/15/2020		700	707
8.250% due 08/15/2018		1,900	2,016
Banco do Brasil S.A.
3.359% due 07/02/2014		200	200
Banco Santander Brasil S.A.
2.659% due 03/18/2014		600	572
4.250% due 01/14/2016		300	286
Banco Santander Chile
2.006% due 01/19/2016		1,000	930
Bank of America Corp.
0.787% due 08/15/2016		400	311
4.500% due 04/01/2015		1,700	1,642
5.650% due 05/01/2018		1,200	1,144
6.000% due 09/01/2017		10	10
6.500% due 08/01/2016		800	807
Bank of India
4.750% due 09/30/2015		700	677
Bank of Montreal
2.850% due 06/09/2015		200	208
Bank of Nova Scotia
1.650% due 10/29/2015		100	100
Banque PSA Finance S.A.
2.481% due 04/04/2014		500	463
Barclays Bank PLC
6.050% due 12/04/2017		100	91
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	197
6.500% due 03/10/2021		200	194
7.250% due 04/22/2020		400	402
Bear Stearns Cos. LLC
7.250% due 02/01/2018		300	352
BNP Paribas S.A.
1.291% due 01/10/2014		1,000	923
5.000% due 01/15/2021		400	386
5.186% due 06/29/2049		130	87
Capital One Capital V
10.250% due 08/15/2039		400	417
CBA Capital Trust II
6.024% due 03/29/2049		100	93
CIT Group, Inc.
5.250% due 04/01/2014		100	100
7.000% due 05/01/2015		511	512
7.000% due 05/01/2016		19	18
7.000% due 05/01/2017		26	25
Citigroup, Inc.
1.848% due 01/13/2014		400	389
5.000% due 09/15/2014		5,900	5,844
5.850% due 07/02/2013		100	103
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	4,100	4,553
11.000% due 12/29/2049		$75	88
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		1,600	1,538
Credit Agricole S.A.
6.637% due 05/29/2049		100	59
8.375% due 10/29/2049		300	226
Deutsche Bank AG
2.118% due 09/22/2015	EUR	300	334
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$400	431
7.800% due 06/01/2012		100	102

8.000% due 12/15/2016		200	227
8.700% due 10/01/2014		100	112
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	130
Goldman Sachs Group, Inc.
1.435% due 02/07/2014		$2,400	2,245
1.940% due 01/30/2017	EUR	700	736
5.250% due 07/27/2021		$400	391
5.950% due 01/18/2018		100	103
6.150% due 04/01/2018		100	103
6.250% due 09/01/2017		100	105
HBOS PLC
0.728% due 09/06/2017		7,700	5,452
HSBC Holdings PLC
5.100% due 04/05/2021		600	639
International Lease Finance Corp.
6.750% due 09/01/2016		200	206
Intesa Sanpaolo SpA
2.906% due 02/24/2014		400	352
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	303
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		600	625
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	100	126
6.000% due 01/15/2018		$30	34
7.900% due 04/29/2049		500	534
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	600	794
LBG Capital No.1 PLC
7.875% due 11/01/2020		$900	691
8.000% due 12/29/2049		200	146
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	200	260
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$200	53
Lloyds TSB Bank PLC
2.766% due 01/24/2014		1,000	947
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,900	2,677
Macquarie Group Ltd.
7.300% due 08/01/2014		500	521
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	194
6.875% due 04/25/2018		100	99
MetLife Institutional Funding II
1.481% due 04/04/2014		1,600	1,598
Morgan Stanley
1.807% due 03/01/2013	EUR	1,400	1,720
1.992% due 01/16/2017		200	202
5.750% due 02/14/2017	GBP	100	147
6.250% due 08/28/2017		$100	98
National Australia Bank Ltd.
1.111% due 04/11/2014		2,300	2,278
Nationwide Building Society
6.250% due 02/25/2020		200	199
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014		800	776
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,170
Pricoa Global Funding I
0.774% due 09/27/2013		100	99
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	107
RCI Banque S.A.
2.261% due 04/11/2014		1,500	1,430
Regions Financial Corp.
6.375% due 05/15/2012		390	395
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		100	63
Santander Finance Preferred S.A.U.
11.300% due 07/29/2049	GBP	700	949
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$400	356
Springleaf Finance Corp.
6.900% due 12/15/2017		100	72
SSIF Nevada LP
1.101% due 04/14/2014		3,700	3,644
State Bank of India
4.500% due 10/23/2014		800	795
4.500% due 07/27/2015		100	99
Stone Street Trust
5.902% due 12/15/2015		200	184
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		200	182

UBS AG
1.595% due 02/23/2012	300	300
UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	86
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020	1,000	1,030
Wells Fargo & Co.
5.625% due 12/11/2017	100	114
Westpac Banking Corp.
1.309% due 03/31/2014	900	903
Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	1,051

		70,720

INDUSTRIALS 6.1%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	700	838
Amgen, Inc.
6.900% due 06/01/2038	100	123
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014	1,400	1,403
4.125% due 01/15/2015	600	647
5.375% due 01/15/2020	600	705
Braskem Finance Ltd.
5.750% due 04/15/2021	300	301
7.000% due 05/07/2020	1,000	1,077
CSN Resources S.A.
6.500% due 07/21/2020	400	420
Dell, Inc.
5.650% due 04/15/2018	100	116
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,119
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,072
Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	212
GTL Trade Finance, Inc.
7.250% due 10/20/2017	700	760
HCA, Inc.
7.875% due 02/15/2020	300	326
International Business Machines Corp.
5.700% due 09/14/2017	400	485
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	114
Kraft Foods, Inc.
6.125% due 02/01/2018	100	117
Oracle Corp.
5.750% due 04/15/2018	200	243
Pernod-Ricard S.A.
5.750% due 04/07/2021	700	791
Petrobras International Finance Co.
7.875% due 03/15/2019	1,000	1,198
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	700	637
Suncor Energy, Inc.
6.100% due 06/01/2018	200	237
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	400	578
UAL Pass-Through Trust
10.400% due 05/01/2018	77	85
Union Pacific Corp.
4.163% due 07/15/2022	87	95
UST LLC
5.750% due 03/01/2018	1,100	1,222
Vale Overseas Ltd.
5.625% due 09/15/2019	400	443
8.250% due 01/17/2034	1,200	1,551

		16,915

UTILITIES 2.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	363
BellSouth Corp.
4.463% due 04/26/2021	5,300	5,359

TNK-BP Finance S.A.
6.625% due 03/20/2017	100	102

		5,824

Total Corporate Bonds & Notes (Cost $97,140)		93,459

MUNICIPAL BONDS & NOTES 7.2%
CALIFORNIA 2.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	130
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500	566
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	3,995
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	497
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800	2,048
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	440

		7,676

COLORADO 1.8%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	4,872

ILLINOIS 0.9%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	900	960
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000	1,228
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	206

		2,394

NEVADA 0.0%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	126

NEW JERSEY 0.7%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	700	700
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,370

		2,070

NEW YORK 0.9%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,154
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,228

		2,493

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	79

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300	361

Total Municipal Bonds & Notes (Cost $17,398)		20,071

U.S. GOVERNMENT AGENCIES 67.4%
Fannie Mae
0.644% due 07/25/2037	504	503
0.674% due 07/25/2037	507	507
0.694% due 09/25/2035	613	605
0.744% due 09/25/2035	410	409
1.034% due 03/25/2040	851	858
4.000% due 06/01/2024 - 01/01/2042	64,442	67,738
4.500% due 04/01/2039 - 01/01/2042	56,381	60,046
5.000% due 06/01/2035 - 01/01/2042	20,356	22,002
5.500% due 09/01/2023 - 01/01/2042	2,403	2,618
6.000% due 02/01/2042	100	110

7.500% due 04/01/2024 - 11/01/2037		1,111	1,310
Freddie Mac
0.334% due 12/25/2036		29	28
0.428% due 07/15/2019		25	25
0.988% due 10/15/2037		226	227
4.500% due 06/01/2039 - 09/01/2041		17,225	18,263
5.500% due 05/01/2023 - 01/01/2039		4,463	4,849
6.000% due 04/01/2040 - 01/01/2042		1,056	1,159
Ginnie Mae
6.000% due 12/15/2038		691	784
Small Business Administration
5.290% due 12/01/2027		127	141
5.720% due 01/01/2029		2,122	2,393
6.020% due 08/01/2028		2,151	2,460

Total U.S. Government Agencies (Cost $185,279)			187,035

U.S. TREASURY OBLIGATIONS 14.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (e)		804	860
1.750% due 01/15/2028		1,729	2,080
2.000% due 01/15/2026 (e)(g)(h)		5,932	7,295
2.375% due 01/15/2025		360	458
2.375% due 01/15/2027 (g)		7,859	10,157
2.500% due 01/15/2029 (e)(g)(h)		6,222	8,310
U.S. Treasury Notes
0.875% due 12/31/2016 (a)		2,400	2,405
2.000% due 11/15/2021		100	101
3.375% due 11/15/2019		500	570
3.625% due 02/15/2021 (g)		6,900	8,010

Total U.S. Treasury Obligations (Cost $38,898)			40,246

MORTGAGE-BACKED SECURITIES 7.1%
Arran Residential Mortgages Funding PLC
2.660% due 11/19/2047	EUR	3,367	4,353
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		$96	86
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		676	693
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037		12	7
2.530% due 03/25/2036		1,371	1,063
5.313% due 08/25/2035		790	697
Countrywide Alternative Loan Trust
0.454% due 02/25/2047		53	30
0.494% due 06/25/2037		187	101
1.208% due 02/25/2036		19	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.745% due 02/20/2035		28	22
2.751% due 11/25/2034		23	16
5.500% due 11/25/2035		287	254
European Loan Conduit
1.612% due 05/15/2019	EUR	1,797	1,900
Granite Mortgages PLC
1.354% due 01/20/2044	GBP	40	60
1.450% due 09/20/2044		178	265
1.959% due 01/20/2044	EUR	26	33
GS Mortgage Securities Corp.
1.142% due 03/06/2020		$56	55
1.317% due 03/06/2020		1,000	991
GSR Mortgage Loan Trust
5.093% due 11/25/2035		42	37
Harborview Mortgage Loan Trust
0.455% due 12/19/2036		1,751	841
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		196	202
4.717% due 02/15/2046		300	331
JPMorgan Mortgage Trust
2.767% due 08/25/2034		448	381
5.024% due 02/25/2035		20	20
5.319% due 07/25/2035		321	310
5.750% due 01/25/2036		73	67
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.578% due 06/15/2022		860	837
Merrill Lynch Mortgage Investors, Inc.
5.253% due 09/25/2035		605	508
Morgan Stanley Capital
5.610% due 04/15/2049		317	330
Structured Adjustable Rate Mortgage Loan Trust
2.417% due 04/25/2035		539	375
Structured Asset Securities Corp.
2.650% due 10/25/2035		750	593
Titan Europe PLC
1.262% due 10/23/2016	GBP	1,558	2,086

WaMu Mortgage Pass-Through Certificates
0.938% due 01/25/2047		$56	31
2.718% due 10/25/2046		105	71
2.776% due 09/25/2046		105	71
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		1,069	805
5.437% due 12/25/2036		1,234	1,074

Total Mortgage-Backed Securities (Cost $21,814)			19,608

ASSET-BACKED SECURITIES 6.0%
Asset-Backed Securities Corp. Home Equity
0.569% due 09/25/2034		8	7
Bear Stearns Asset-Backed Securities Trust
0.374% due 10/25/2036		3	3
0.494% due 12/25/2036		600	331
Citibank Omni Master Trust
2.378% due 05/16/2016		4,400	4,428
3.028% due 08/15/2018		1,700	1,785
Citigroup Mortgage Loan Trust, Inc.
0.354% due 07/25/2045		70	48
0.404% due 08/25/2036		15	14
Countrywide Asset-Backed Certificates
0.474% due 09/25/2036		115	91
Credit-Based Asset Servicing & Securitization LLC
0.414% due 07/25/2037		20	14
Driver One GmbH
2.038% due 09/21/2014	EUR	307	398
Duane Street CLO
0.688% due 11/08/2017		$3,202	3,072
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		0	0
HSBC Home Equity Loan Trust
0.435% due 03/20/2036		405	374
1.225% due 11/20/2036		1,183	1,160
Indymac Residential Asset-Backed Trust
0.424% due 04/25/2047		1	1
JPMorgan Mortgage Acquisition Corp.
0.354% due 03/25/2047		23	19
Morgan Stanley ABS Capital
0.344% due 07/25/2036		8	2
Octagon Investment Partners Ltd.
0.889% due 12/02/2016		1,377	1,342
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	1,211	1,428
3.500% due 08/17/2043		$543	535
3.528% due 05/16/2044		450	460
4.500% due 11/16/2043		186	176
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		11	3
Venture CDO Ltd.
0.636% due 07/22/2021		1,100	1,007

Total Asset-Backed Securities (Cost $17,172)			16,698

SOVEREIGN ISSUES 3.3%
Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	207
Canada Government Bond
2.750% due 09/01/2016	CAD	700	733
Canada Housing Trust No. 1
3.800% due 06/15/2021		300	329
Colombia Government International Bond
7.375% due 01/27/2017		$1,000	1,220
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	600	462
4.000% due 01/29/2021		$200	194
5.875% due 01/14/2015		600	647
Korea Finance Corp.
3.250% due 09/20/2016		600	593
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	311
Mexico Government International Bond
6.000% due 06/18/2015	MXN	10,700	787
6.050% due 01/11/2040		$100	123
Province of British Columbia Canada
4.300% due 06/18/2042	CAD	100	116
Province of Ontario Canada
1.375% due 01/27/2014		$100	101
4.000% due 06/02/2021	CAD	900	971
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		100	110
Province of Quebec Canada
4.500% due 12/01/2018		300	335
4.500% due 12/01/2020		100	111

Russia Government International Bond
7.500% due 03/31/2030		$1,086	1,263
Turkey Government International Bond
7.000% due 09/26/2016		500	551

Total Sovereign Issues (Cost $9,134)			9,274

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.700% due 12/31/2049		2	15

Total Preferred Securities (Cost $21)			15

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bradesco S.A.
1.950% due 01/24/2013		$300	302
Banco do Brasil S.A.
0.000% due 02/15/2012		1,400	1,397
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		400	400
0.000% due 02/06/2012		900	899

			2,998

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012		1,400	1,399

JAPAN TREASURY BILLS 0.2%
0.100% due 03/29/2012	JPY	40,000	520

U.S. TREASURY BILLS 0.4%
0.023% due 03/22/2012 - 04/05/2012 (b)(e)		$1,120	1,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.2%
		620,986	6,219

Total Short-Term Instruments (Cost $12,246)			12,256

PURCHASED OPTIONS (j) 0.0%
(Cost $50)			32
Total Investments 143.6% (Cost $399,152)			$398,694
Written Options (k) (0.1%) (Premiums $879)			(198)
Other Assets and Liabilities (Net) (43.5%)			(120,900)

Net Assets 100.0%			$277,596

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $2,039 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $15,965 at a weighted average interest rate of 0.099%. On December 31, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $13,572 and cash of $21 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index March Futures	Long	03/2012	1,684	$(346)
U.S. Treasury 5-Year Note March Futures	Long	03/2012	62	23
U.S. Treasury 10-Year Note March Futures	Long	03/2012	4	1

				$(322)

(h)    Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,473 and cash of $939 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Depreciation
CDX.IG-17 5-Year Index	(1.000%	)	12/20/2016	$85,300	$770	$(783)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	800	$34	$20
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		600	25	18
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		18,000	1,272	116
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	2,300	222	42

						$1,553	$196

(i) OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%	$500	$(5)	$(7)	$2
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	1,200	(24)	(2)	(22)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.476%	1,800	(36)	(5)	(31)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.306%	1,000	(10)	(10)	0
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.476%	1,800	(36)	(3)	(33)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.306%	500	(5)	(7)	2
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.476%	1,300	(26)	(2)	(24)
France Government Bond	BOA	0.250%	03/20/2016	2.031%	2,900	(203)	(87)	(116)
France Government Bond	GST	0.250%	03/20/2016	2.031%	3,900	(274)	(241)	(33)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	300	(24)	(11)	(13)
France Government Bond	RYL	0.250%	12/20/2015	1.997%	700	(46)	(14)	(32)
France Government Bond	UAG	0.250%	12/20/2015	1.997%	2,900	(189)	(157)	(32)
France Government Bond	UAG	0.250%	09/20/2016	2.128%	100	(8)	(4)	(4)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	2.368%	2,200	(116)	(23)	(93)
General Electric Capital Corp.	BRC	4.700%	12/20/2013	1.936%	1,700	94	0	94
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%	300	14	0	14
General Electric Capital Corp.	CBK	4.850%	12/20/2013	1.936%	900	52	0	52
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.936%	900	50	0	50
Germany Government Bond	CBK	0.250%	12/20/2016	0.989%	200	(7)	(8)	1
Germany Government Bond	GST	0.250%	12/20/2016	0.989%	400	(14)	(16)	2
Germany Government Bond	UAG	0.250%	06/20/2016	0.918%	1,300	(37)	(44)	7
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2016	3.256%	200	(18)	(4)	(14)
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.922%	800	(31)	(15)	(16)

Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.447%	300	(33)	(22)	(11)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%	600	(23)	(10)	(13)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.922%	100	(4)	(2)	(2)
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.447%	100	(11)	(7)	(4)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%	200	(22)	(14)	(8)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.922%	200	(7)	(3)	(4)
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.922%	100	(4)	(2)	(2)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.447%	600	(67)	(42)	(25)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	300	(33)	(21)	(12)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	300	(3)	4	(7)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	700	(7)	6	(13)
MetLife, Inc.	DUB	1.000%	03/20/2018	3.305%	1,000	(121)	(57)	(64)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.107%	1,300	(104)	(31)	(73)
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.773%	400	(24)	(17)	(7)
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.410%	3,100	(54)	0	(54)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%	600	(8)	(4)	(4)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.410%	2,000	(34)	5	(39)
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%	800	(12)	(6)	(6)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%	1,000	(14)	(6)	(8)
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.598%	700	(48)	(14)	(34)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%	4,200	(572)	(575)	3
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%	1,000	(143)	(20)	(123)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%	100	(11)	(7)	(4)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	1,300	8	15	(7)
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.946%	2,300	7	9	(2)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%	200	2	4	(2)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.946%	1,500	4	4	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%	400	5	2	3
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%	200	1	3	(2)
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%	500	6	3	3
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%	400	2	7	(5)

						$(2,223)	$(1,458)	$(765)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Depreciation
iTraxx CDX 13 Index	MYC	(1.000%)	12/20/2016	EUR 4,800	$470	$570	$(100)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$5,400	$396	$508	$(112)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	1,000	73	130	(57)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	500	36	62	(26)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	800	64	51	13
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	1,800	144	223	(79)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	100	8	12	(4)
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	193	2	0	2

					$724	$986	$(262)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded- OIS	0.500%	09/19/2014	GLM		$52,500	$228	$(191)	$419
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS	BRL	1,400	6	0	6
Pay	1-Year BRL-CDI	10.830%	01/02/2012	BRC		300	3	1	2
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		100	1	0	1

Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		100	2	0	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		100	3	(1)	4
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		400	0	0	0
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		1,300	1	(1)	2
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		200	2	0	2
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		900	15	0	15
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		400	6	0	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,400	24	1	23
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		1,700	28	2	26
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		3,700	60	5	55
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		1,100	18	(2)	20
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		500	9	1	8
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		300	6	1	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		800	16	1	15
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		3,500	73	4	69
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		3,800	85	5	80
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		5,000	100	7	93
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		7,500	159	5	154
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		800	1	(2)	3
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		400	0	(1)	1
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		600	2	0	2
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		500	1	0	1
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		200	1	0	1
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		400	5	0	5
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		200	4	0	4
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		300	7	0	7
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		200	6	1	5
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		1,200	36	6	30
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		100	3	1	2
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS		3,900	102	0	102
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,600	50	11	39
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	BRC		$4,600	(87)	41	(128)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	MYC		6,900	(130)	66	(196)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	100	0	0	0
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		100	0	0	0
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS	GBP	4,200	395	35	360
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		1,900	179	22	157
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC	MXN	1,100	(1)	0	(1)

							$1,419	$18	$1,401

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less a specified spread	$143,086	10/15/2012	JPM	$11,522

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$5,900	$23	$32

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 01/01/2042	FBF	$89.000	01/05/2012	$22,000	$3	$0
Put - OTC Fannie Mae 4.000% due 02/01/2042	BRC	93.375	02/06/2012	20,000	2	0
Put - OTC Fannie Mae 4.000% due 02/01/2042	RYM	98.000	02/06/2012	30,000	4	0
Put - OTC Fannie Mae 4.000% due 03/01/2042	RYM	97.000	03/05/2012	27,000	3	0
Put - OTC Fannie Mae 4.500% due 01/01/2042	FBF	90.000	01/05/2012	8,000	1	0
Put - OTC Fannie Mae 4.500% due 02/01/2042	DUB	87.000	02/06/2012	70,000	8	0
Put - OTC Fannie Mae 5.000% due 02/01/2042	DUB	88.000	02/06/2012	15,000	2	0
Put - OTC Fannie Mae 5.000% due 02/01/2042	BRC	98.438	02/06/2012	15,000	2	0
Put - OTC Fannie Mae 5.500% due 01/01/2042	FBF	91.000	01/05/2012	2,000	0	0
Put - OTC Freddie Mac 5.500% due 12/01/2042	BRC	96.500	02/06/2012	18,000	2	0

					$27	$0

(k)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	29	$24	$(3)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$2,600	$15	$(3)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	11,800	24	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	3,300	12	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	11	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	500	2	(2)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	4,800	34	(27)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	9	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	9	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	3,700	10	(13)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,700	42	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,100	45	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	24	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	23	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	6,600	69	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,400	16	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	1,900	20	(9)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,800	32	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,600	45	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	500	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,200	14	(8)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	9,000	124	(59)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,100	14	(7)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	8,700	121	(57)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	800	5	0

							$851	$(194)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$300	$4	$(1)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	200	02/2012	CBK	$0	$(4)	$(4)
Buy	BRL	2,661	01/2012	HUS	8	0	8
Sell		2,661	01/2012	HUS	0	(22)	(22)
Buy		3,700	01/2012	JPM	11	0	11
Sell		3,700	01/2012	JPM	0	(2)	(2)
Buy		8,471	01/2012	MSC	2	(205)	(203)
Sell		8,471	01/2012	MSC	2	(24)	(22)
Buy		747	01/2012	UAG	2	0	2
Sell		747	01/2012	UAG	2	(2)	0
Buy		3,700	03/2012	JPM	1	0	1
Sell	CAD	205	02/2012	BRC	0	0	0
Sell		415	02/2012	CBK	0	(8)	(8)
Buy		974	02/2012	DUB	1	0	1
Sell		2,775	02/2012	DUB	0	(44)	(44)
Buy		1,431	02/2012	JPM	12	0	12
Sell		206	02/2012	MSC	0	(1)	(1)
Sell		1,529	02/2012	RBC	1	(5)	(4)
Sell	CNY	13,315	02/2012	HUS	0	(20)	(20)
Sell		1,279	02/2012	JPM	0	(2)	(2)
Buy		639	06/2012	BRC	0	0	0
Buy		10,945	06/2012	CBK	2	(2)	0
Buy		638	06/2012	DUB	0	(1)	(1)
Buy		5,115	06/2012	HUS	4	0	4
Buy		25,464	06/2012	JPM	13	(11)	2
Sell		1,923	06/2012	JPM	0	(2)	(2)
Buy		639	06/2012	MSC	1	0	1
Sell		643	06/2012	UAG	0	(1)	(1)
Sell	EUR	1,805	01/2012	FBL	75	0	75
Buy		1,805	01/2012	GST	0	(32)	(32)

Buy		2,098	02/2012	BRC	0	(69)	(69)
Sell		11,670	02/2012	BRC	778	0	778
Buy		987	02/2012	CBK	0	(64)	(64)
Sell		1,095	02/2012	CBK	22	0	22
Sell		1,982	02/2012	DUB	83	0	83
Sell		1,805	02/2012	GST	32	0	32
Buy		2,616	02/2012	JPM	0	(144)	(144)
Sell		416	02/2012	MSC	6	0	6
Sell		885	02/2012	RBC	30	0	30
Buy		145	02/2012	UAG	0	(1)	(1)
Sell		10,345	02/2012	UAG	654	0	654
Sell	GBP	630	01/2012	BRC	10	0	10
Buy		123	01/2012	CBK	0	0	0
Sell		111	01/2012	DUB	0	0	0
Sell		2,526	01/2012	GST	30	0	30
Sell		97	01/2012	JPM	0	0	0
Buy		3,241	01/2012	RBC	0	(42)	(42)
Sell		3,241	02/2012	RBC	42	0	42
Buy	IDR	2,613,010	01/2012	BOA	0	(4)	(4)
Sell		4,205,000	01/2012	BRC	12	0	12
Buy		1,338,000	01/2012	DUB	0	(9)	(9)
Buy		1,370,000	01/2012	HUS	0	(8)	(8)
Sell		4,732,500	01/2012	MSC	10	0	10
Buy		648,000	01/2012	UAG	0	(4)	(4)
Sell		2,918,000	01/2012	UAG	6	0	6
Sell		673,000	07/2012	BRC	1	0	1
Sell		61,882	07/2012	GST	0	0	0
Buy		10,920,372	07/2012	HUS	0	(51)	(51)
Sell		4,299,000	07/2012	HUS	6	0	6
Sell	JPY	170	01/2012	DUB	0	0	0
Sell		40,000	03/2012	FBL	0	(6)	(6)
Buy	MXN	308	03/2012	HUS	0	0	0
Sell		2,659	03/2012	HUS	11	0	11
Sell		1,337	03/2012	MSC	5	0	5
Sell		2,666	03/2012	UAG	10	0	10
Sell	MYR	759	04/2012	CBK	7	0	7
Buy		759	04/2012	JPM	0	(12)	(12)
Sell	PHP	20,914	03/2012	BRC	11	0	11
Buy		30,731	03/2012	CBK	0	(4)	(4)
Sell		1,000	03/2012	CBK	0	0	0
Sell		4,285	03/2012	GST	2	0	2
Buy		5,928	03/2012	HUS	0	(1)	(1)
Sell		13,268	03/2012	JPM	0	(3)	(3)
Buy		2,809	03/2012	MSC	0	(1)	(1)
Sell	SGD	605	02/2012	CBK	7	0	7
Buy	TWD	2,499	01/2012	BRC	0	(5)	(5)
Sell		2,499	01/2012	BRC	0	(1)	(1)

					$1,912	$(817)	$1,095

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$70,520	$200	$70,720
Industrials	0	16,830	85	16,915
Utilities	0	5,824	0	5,824
Municipal Bonds & Notes
California	0	7,676	0	7,676
Colorado	0	4,872	0	4,872
Illinois	0	2,394	0	2,394
Nevada	0	126	0	126
New Jersey	0	2,070	0	2,070
New York	0	2,493	0	2,493
Ohio	0	79	0	79
Texas	0	361	0	361
U.S. Government Agencies	0	187,035	0	187,035
U.S. Treasury Obligations	0	40,246	0	40,246
Mortgage-Backed Securities	0	19,608	0	19,608
Asset-Backed Securities	0	16,698	0	16,698
Sovereign Issues	0	9,274	0	9,274
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Certificates of Deposit	0	2,998	0	2,998
Commercial Paper	0	1,399	0	1,399
Japan Treasury Bills	0	520	0	520
U.S. Treasury Bills	0	1,120	0	1,120
PIMCO Short-Term Floating NAV Portfolio	6,219	0	0	6,219
Purchased Options
Interest Rate Contracts	0	32	0	32

	$6,219	$392,175	$300	$398,694
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	249	0	249
Equity Contracts	0	11,522	0	11,522
Foreign Exchange Contracts	0	1,912	0	1,912
Interest Rate Contracts	24	1,922	0	1,946
	$24	$15,605	$0	$15,629
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,159)	0	(2,159)
Equity Contracts	(346)	0	0	(346)
Foreign Exchange Contracts	0	(817)	0	(817)
Interest Rate Contracts	0	(522)	(1)	(523)
	$(346)	$(3,498)	$(1)	$(3,845)
Totals	$5,897	$404,282	$299	$410,478

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$1,002	$0	$0	$(1)	$0	$(25)	$0	$(776)	$200	$(1)
Industrials	108	0	(18)	0	0	(5)	0	0	85	(3)
Asset-Backed Securities	3,073	0	0	13	0	(14)	0	(3,072)	0	0
Sovereign Issues	467	0	0	0	0	0	0	(467)	0	0
Preferred Securities
Banking & Finance	15	0	0	0	0	0	0	0	15	0

	4,665	0	(18)	12	0	(44)	0	(4,315)	300	(4)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(106)	$0	$0	$0	$65	$40	$0	$0	$(1)	$1

Totals	$4,559	$0	$(18)	$12	$65	$(4)	$0	$(4,315)	$299	$(3)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.8%
Boyd Gaming Corp.
6.000% due 12/17/2015	$1,000	$994
Colfax Corp.
4.500% due 09/12/2018	1,000	1,002
Health Management Associates, Inc.
4.500% due 11/18/2018	1,300	1,295
NeuStar, Inc.
5.000% due 11/08/2018	998	1,000
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	1,000	999
Springleaf Finance Corp.
5.500% due 05/10/2017	1,500	1,309

Total Bank Loan Obligations (Cost $6,531)		6,599

CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 4.9%
Banco Santander Chile
2.006% due 01/19/2016	100	93
Bank of America Corp.
5.650% due 05/01/2018	2,100	2,003
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,800	2,112
Eksportfinans ASA
0.460% due 02/06/2012	400	398
Ford Motor Credit Co. LLC
8.700% due 10/01/2014	500	559
Goldman Sachs Group, Inc.
7.500% due 02/15/2019	3,000	3,317
HSBC Holdings PLC
4.875% due 01/14/2022	800	847
International Lease Finance Corp.
7.125% due 09/01/2018	500	520
JPMorgan Chase & Co.
4.400% due 07/22/2020	1,200	1,227
Morgan Stanley
5.500% due 01/26/2020	3,400	3,099
SLM Corp.
5.000% due 04/15/2015	200	193
5.375% due 05/15/2014	500	501
8.450% due 06/15/2018	1,200	1,242
Weyerhaeuser Co.
7.375% due 10/01/2019	1,500	1,692

		17,803

INDUSTRIALS 5.4%
Altria Group, Inc.
9.250% due 08/06/2019	1,600	2,151
American Tower Corp.
4.500% due 01/15/2018	700	713
5.050% due 09/01/2020	200	201
7.000% due 10/15/2017	700	792
Anadarko Petroleum Corp.
8.700% due 03/15/2019	1,500	1,917
Anglo American Capital PLC
9.375% due 04/08/2014	1,500	1,713
Boston Scientific Corp.
6.000% due 01/15/2020	1,600	1,788
Dow Chemical Co.
8.550% due 05/15/2019	1,600	2,096
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021	200	207
Georgia-Pacific LLC
5.400% due 11/01/2020	1,700	1,886
NBCUniversal Media LLC
5.150% due 04/30/2020	2,400	2,676
Rogers Communications, Inc.
6.800% due 08/15/2018	1,500	1,829

Transocean, Inc.
6.000% due 03/15/2018		1,800	1,841

			19,810

UTILITIES 1.0%
Cellco Partnership
8.500% due 11/15/2018		1,400	1,892
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	912
Verizon Communications, Inc.
6.100% due 04/15/2018		$800	962

			3,766

Total Corporate Bonds & Notes (Cost $41,446)			41,379

MUNICIPAL BONDS & NOTES 0.9%
LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	313

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	105

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		200	251
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037		100	123
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		200	247
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,000	1,107
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		800	871

			2,599

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	311

Total Municipal Bonds & Notes (Cost $3,266)			3,328

U.S. GOVERNMENT AGENCIES 30.1%
Fannie Mae
0.664% due 05/25/2037		270	268
0.994% due 07/25/2036		144	144
3.000% due 02/01/2027		1,000	1,030
3.170% due 12/01/2041		1,600	1,619
3.500% due 10/01/2013 - 12/01/2041		11,850	12,328
4.000% due 05/01/2015 - 01/01/2042		26,675	28,025
4.500% due 01/01/2037 - 01/01/2042		27,606	29,410
5.000% due 01/01/2039 - 01/01/2042		18,413	19,901
5.500% due 12/01/2036 - 01/01/2042		11,909	12,972
9.511% due 11/25/2040		376	373
Freddie Mac
0.800% due 12/15/2041		2,700	2,695
5.500% due 03/15/2034		689	780
12.365% due 02/15/2041		71	72

Total U.S. Government Agencies (Cost $108,928)			109,617

U.S. TREASURY OBLIGATIONS 47.5%
U.S. Treasury Bonds
3.750% due 08/15/2041		11,100	13,025
U.S. Treasury Notes
0.125% due 08/31/2013		14,700	14,679
0.500% due 08/15/2014		36,800	36,978
1.000% due 08/31/2016		30,000	30,337
1.500% due 08/31/2018 (b)		37,000	37,555
2.125% due 08/15/2021		39,500	40,500

Total U.S. Treasury Obligations (Cost $171,701)			173,074

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		799	591

Banc of America Funding Corp.
5.500% due 08/25/2035	85	85
Banc of America Large Loan, Inc.
5.671% due 02/24/2051	200	220
Banc of America Mortgage Securities, Inc.
2.870% due 01/25/2035	280	230
2.879% due 05/25/2033	545	457
BCRR Trust
4.230% due 12/22/2035	126	127
Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036	173	145
Citigroup Commercial Mortgage Trust
5.743% due 06/14/2050	150	167
Citigroup Mortgage Loan Trust, Inc.
2.450% due 09/25/2035	870	694
Countrywide Home Loan Mortgage Pass-Through Trust
0.624% due 02/25/2035	74	43
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	269	267
5.000% due 11/25/2034	149	150
Credit Suisse Mortgage Capital Certificates
5.600% due 04/12/2049	130	137
Deutsche ALT-A Securities, Inc.
0.794% due 02/25/2035	1,189	866
G-Force LLC
5.158% due 12/25/2039	473	466
Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^	91	86
GS Mortgage Securities Corp.
5.162% due 12/10/2043	200	229
GSR Mortgage Loan Trust
2.676% due 12/25/2034	222	203
2.680% due 09/25/2035	800	598
5.250% due 07/25/2035	376	346
5.500% due 01/25/2037	1,200	1,129
JPMorgan Chase Commercial Mortgage Securities Corp.
2.178% due 11/15/2028	1,400	1,391
LB-UBS Commercial Mortgage Trust
6.145% due 04/15/2041	1,400	1,592
Merrill Lynch Mortgage Investors, Inc.
2.123% due 02/25/2033	654	589
Morgan Stanley Capital
4.661% due 06/15/2044	250	277
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037	300	271
RBSCF Trust
5.336% due 05/16/2047	220	238
5.420% due 01/16/2049	150	165
5.467% due 09/16/2039	600	658
5.695% due 09/16/2040	150	164
5.859% due 06/16/2049	200	222
5.899% due 02/16/2051	300	334
Sequoia Mortgage Trust
1.023% due 05/20/2034	463	358
Structured Asset Securities Corp.
2.434% due 02/25/2034	1,475	1,217
5.000% due 05/25/2035	780	756
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	388	384
WaMu Mortgage Pass-Through Certificates
2.718% due 08/25/2046	626	411
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 02/25/2035	1,136	926

Total Mortgage-Backed Securities (Cost $16,678)		17,189

ASSET-BACKED SECURITIES 0.8%
Citibank Omni Master Trust
2.378% due 05/16/2016	400	402
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	470	497
Morgan Stanley Dean Witter Capital
1.274% due 02/25/2033	753	581

SLM Student Loan Trust
1.696% due 06/17/2024	EUR	1,127	1,318

Total Asset-Backed Securities (Cost $2,846)			2,798

SHORT-TERM INSTRUMENTS 17.5%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$1,000	1,000

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $1,022. Repurchase proceeds are $1,000.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 17.2%
		6,246,710	62,555

Total Short-Term Instruments (Cost $63,557)			63,555

PURCHASED OPTIONS (d) 0.0%
(Cost $44)			27
Total Investments 114.6% (Cost $414,997)			$417,566
Written Options (e) (0.0%) (Premiums $39)			(17)
Other Assets and Liabilities (Net) (14.6%)			(53,226)

Net Assets 100.0%			$364,323

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Affiliated to the Fund.

(b)	Securities with an aggregate market value of $175 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	150	$(18)
90-Day Eurodollar June Futures	Long	06/2014	50	4

				$(14)

(c)	OTC swap agreements outstanding on December 31, 2011:

Credit	Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
China Government International Bond	FBF	1.000%	12/20/2016	1.450%	$100	$(2)	$(5)	$3
Russia Government International Bond	BRC	1.000%	12/20/2012	1.564%	100	0	(1)	1
South Korea Government Bond	FBF	1.000%	12/20/2012	0.982%	100	(1)	(1)	0

						$(3)	$(7)	$4

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Depreciation
MCDX 5-Year Index	CBK	1.000%	12/20/2016	$3,800	$(162)	$(147)	$(15)
MCDX 5-Year Index	GST	1.000%	12/20/2016	2,200	(94)	(78)	(16)

					$(256)	$(225)	$(31)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERAUSSTR Index	250,041	1-Month USD-LIBOR less a specified spread	$356,874	09/28/2012	BOA	$3,158

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(d)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$200	$12	$7
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	600	32	20

							$44	$27

(e)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	$200	$3	$(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,200	36	(16)

							$39	$(17)

(f)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2027	$2,000	$2,081	$(2,092)
Fannie Mae	3.500%	01/01/2042	4,000	4,069	(4,115)
Fannie Mae	4.000%	12/01/2041	6,000	6,237	(6,237)

				$12,387	$(12,444)

(g)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,180	01/2012	HUS	$0	$(10)	$(10)
Sell		1,180	02/2012	CBK	4	0	4
Sell		800	02/2012	JPM	0	(27)	(27)
Buy	CNY	35,798	10/2012	HUS	0	(34)	(34)
Buy		53,475	10/2012	JPM	0	(12)	(12)
Sell	EUR	2,300	01/2012	BRC	136	0	136
Sell		1,629	01/2012	CBK	33	0	33
Buy		2,670	01/2012	FBL	0	(111)	(111)
Sell		2,670	01/2012	GST	47	0	47
Sell		2,890	01/2012	RBC	186	0	186
Sell		2,125	01/2012	UAG	120	0	120
Buy		2,670	02/2012	GST	0	(48)	(48)

					$526	$(242)	$284

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$6,599	$0	$6,599
Corporate Bonds & Notes
Banking & Finance	0	17,803	0	17,803
Industrials	0	19,810	0	19,810
Utilities	0	3,766	0	3,766
Municipal Bonds & Notes
Louisiana	0	313	0	313
Massachusetts	0	105	0	105
New York	0	2,599	0	2,599
Ohio	0	311	0	311
U.S. Government Agencies	0	107,998	1,619	109,617
U.S. Treasury Obligations	0	173,074	0	173,074
Mortgage-Backed Securities	0	16,723	466	17,189
Asset-Backed Securities	0	2,798	0	2,798
Short-Term Instruments
Repurchase Agreements	0	1,000	0	1,000
PIMCO Short-Term Floating NAV Portfolio	62,555	0	0	62,555
Purchased Options
Interest Rate Contracts	0	27	0	27
	$62,555	$352,926	$2,085	$417,566

Short Sales, at value	$0	$(12,444)	$0	$(12,444)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4	0	4
Equity Contracts	3,158	0	0	3,158
Foreign Exchange Contracts	0	526	0	526
Interest Rate Contracts	4	0	0	4
	$3,162	$530	$0	$3,692

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(31)	0	(31)
Foreign Exchange Contracts	0	(242)	0	(242)
Interest Rate Contracts	(18)	(17)	0	(35)
	$(18)	$(290)	$0	$(308)

Totals	$65,699	$340,722	$2,085	$408,506

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 09/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
U.S. Government Agencies	$0	$1,613	$0	$0	$0	$6	$0	$0	$1,619	$6
Mortgage-Backed Securities	0	456	0	0	0	10	0	0	466	10

	0	2,069	0	0	0	16	0	0	2,085	16

Totals	$0	$2,069	$0	$0	$0	$16	$0	$0	$2,085	$16

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
Springleaf Finance Corp.
5.500% due 05/10/2017		$12,400	$10,823

Total Bank Loan Obligations (Cost $11,993)			10,823

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 15.6%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		2,000	1,822
Ally Financial, Inc.
3.963% due 06/20/2014		900	846
4.500% due 02/11/2014		900	871
8.300% due 02/12/2015		2,000	2,115
American Express Co.
4.875% due 07/15/2013		1,500	1,569
American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,846
ASB Finance Ltd.
1.514% due 02/13/2012	EUR	2,000	2,589
Barclays Bank PLC
0.746% due 03/23/2017		$1,000	915
BNP Paribas S.A.
0.791% due 04/08/2013		500	470
BPCE S.A.
2.185% due 02/07/2014		11,700	11,141
BRFkredit A/S
0.653% due 04/15/2013		8,400	8,405
CIT Group, Inc.
7.000% due 05/01/2015		654	656
7.000% due 05/01/2016		546	547
7.000% due 05/01/2017		1,060	1,061
Citigroup, Inc.
0.810% due 06/09/2016		5,800	4,534
2.453% due 08/13/2013		12,800	12,569
4.750% due 05/31/2017	EUR	600	642
Credit Agricole S.A.
0.779% due 02/02/2012		$3,800	3,788
Dexia Credit Local
0.927% due 03/05/2013		5,300	5,019
2.000% due 03/05/2013		2,700	2,597
Dexia Credit Local S.A.
0.644% due 01/12/2012		5,200	5,199
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		2,100	2,104
General Electric Capital Corp.
0.713% due 12/28/2018		2,600	2,240
Goldman Sachs Group, Inc.
0.816% due 07/22/2015		400	350
1.020% due 03/22/2016		2,000	1,728
1.435% due 02/07/2014		9,900	9,259
HBOS PLC
0.728% due 09/06/2017		31,100	22,021
ING Bank NV
1.379% due 03/30/2012		4,400	4,390
1.940% due 06/09/2014		1,300	1,246
International Lease Finance Corp.
6.375% due 03/25/2013		2,187	2,187
Intesa Sanpaolo SpA
2.906% due 02/24/2014		1,800	1,586
JPMorgan Chase & Co.
3.150% due 07/05/2016		100	101
4.650% due 06/01/2014		7,200	7,608
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		700	627
Lloyds TSB Bank PLC
2.766% due 01/24/2014		4,200	3,975
Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,100
MetLife Institutional Funding II
1.481% due 04/04/2014		8,700	8,686
Morgan Stanley
0.691% due 01/09/2014		800	724
0.883% due 10/15/2015		1,600	1,346
1.970% due 04/13/2016	EUR	1,000	1,051
National Australia Bank Ltd.
0.891% due 07/08/2014		$2,300	2,310

1.111% due 04/11/2014		7,300	7,232
Royal Bank of Scotland Group PLC
1.181% due 10/14/2016		6,700	4,636
2.625% due 05/11/2012		2,500	2,516
SLM Corp.
1.756% due 06/17/2013	EUR	2,000	2,471
5.125% due 08/27/2012		$900	905
5.375% due 01/15/2013		500	504
Societe Generale S.A.
1.441% due 04/11/2014		500	441
SSIF Nevada LP
1.101% due 04/14/2014		11,700	11,522
UBS AG
1.425% due 01/28/2014		1,700	1,656
1.595% due 02/23/2012		10,000	10,013
Wachovia Corp.
0.773% due 10/15/2016		1,800	1,603
Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,798
Westpac Banking Corp.
1.309% due 03/31/2014		3,600	3,613
XL Capital Finance Europe PLC
6.500% due 01/15/2012		1,300	1,302

			198,052

INDUSTRIALS 5.2%
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014		4,600	4,611
Daimler Finance North America LLC
1.184% due 03/28/2014		13,300	12,844
1.742% due 09/13/2013		1,200	1,185
DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,072
7.125% due 02/01/2016		200	216
7.750% due 05/31/2015		12,800	14,144
EOG Resources, Inc.
1.182% due 02/03/2014		4,400	4,415
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		900	909
HCA, Inc.
6.500% due 02/15/2020		300	312
HJ Heinz Co.
5.350% due 07/15/2013		8,300	8,864
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		400	403
8.125% due 07/15/2015		300	347
Masco Corp.
5.875% due 07/15/2012		700	711
MeadWestvaco Corp.
6.850% due 04/01/2012		1,000	1,009
Pemex Project Funding Master Trust
1.127% due 12/03/2012		3,600	3,584
Pulte Group, Inc.
5.250% due 01/15/2014		400	394
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013		1,500	1,443
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,600	3,682
Volkswagen International Finance NV
1.031% due 10/01/2012		4,300	4,297
Whirlpool Corp.
8.000% due 05/01/2012		1,000	1,022

			65,464

UTILITIES 2.2%
BellSouth Corp.
4.463% due 04/26/2021		18,000	18,201
Nextel Communications, Inc.
7.375% due 08/01/2015		200	184
NRG Energy, Inc.
8.250% due 09/01/2020		700	707
Qwest Corp.
3.796% due 06/15/2013		500	504

Vodafone Group PLC
5.350% due 02/27/2012	8,600	8,659

		28,255

Total Corporate Bonds & Notes (Cost $298,953)		291,771

MUNICIPAL BONDS & NOTES 1.2%
NEW JERSEY 1.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	15,200	15,202

Total Municipal Bonds & Notes (Cost $15,200)		15,202

U.S. GOVERNMENT AGENCIES 51.0%
Fannie Mae
0.414% due 03/25/2034	803	798
0.544% due 05/25/2037	2,078	2,070
0.644% due 03/25/2037 - 07/25/2037	2,569	2,564
0.654% due 03/25/2037	1,415	1,410
0.674% due 07/25/2037	2,083	2,081
0.694% due 05/25/2031 - 09/25/2035	2,832	2,811
0.704% due 09/25/2035	3,308	3,271
0.739% due 02/25/2037	2,785	2,774
0.924% due 05/25/2040	4,855	4,869
0.994% due 10/25/2037	3,615	3,631
1.014% due 06/25/2037	1,239	1,245
1.024% due 06/25/2040	17,993	18,052
1.034% due 03/25/2040	3,586	3,615
1.044% due 03/25/2038 - 01/25/2040	16,226	16,357
1.114% due 12/25/2039	2,847	2,875
1.194% due 07/25/2039	2,697	2,726
1.418% due 07/01/2044	168	169
2.167% due 11/01/2035	295	307
2.199% due 04/01/2035	1,508	1,570
2.475% due 05/01/2022	2	2
2.526% due 04/01/2018	7	7
2.600% due 12/01/2033	416	433
4.000% due 06/01/2013 - 01/01/2027	31,715	33,471
4.286% due 11/01/2028	31	33
4.326% due 11/01/2027	24	26
4.357% due 04/01/2028	22	23
4.376% due 07/01/2028	21	22
4.489% due 11/01/2028	43	46
4.500% due 09/01/2034 - 01/01/2042	221,549	235,941
4.527% due 12/01/2036	983	1,034
4.699% due 09/01/2034	794	852
4.755% due 02/01/2027	3	3
5.000% due 12/01/2023 - 01/01/2042	151,707	164,070
5.500% due 12/01/2034	369	405
5.715% due 08/01/2029	20	21
6.000% due 06/01/2017 - 02/01/2042	22,082	24,302
7.000% due 02/01/2015 - 03/01/2015	218	231
7.500% due 09/01/2015 - 05/01/2016	212	226
8.000% due 03/01/2030 - 07/01/2031	90	98
Freddie Mac
0.578% due 02/15/2037	230	230
0.608% due 02/15/2037	562	561
0.618% due 02/15/2037	1,088	1,084
0.628% due 12/15/2030	163	163
0.678% due 06/15/2018	170	170
0.828% due 07/15/2041	13,402	13,390
0.848% due 06/15/2041	13,121	13,116
0.878% due 10/15/2037	980	984
0.888% due 07/15/2037	4,400	4,412
0.948% due 08/15/2037	4,290	4,305
0.978% due 08/15/2037	8,763	8,801
0.988% due 10/15/2037	2,127	2,137
0.998% due 05/15/2037 - 09/15/2037	9,494	9,525
1.028% due 08/15/2036	1,839	1,853
1.128% due 11/15/2039 - 12/15/2039	1,627	1,642
1.133% due 01/15/2038	2,741	2,762
1.418% due 02/25/2045	1,180	1,128
2.022% due 06/01/2022	6	6
2.285% due 12/01/2022	20	20
2.468% due 06/01/2035	1,705	1,794
3.242% due 07/01/2019	192	193
4.875% due 06/13/2018	100	121
5.000% due 12/01/2026 - 08/01/2041	10,000	10,758
5.500% due 07/01/2038	318	346
6.000% due 03/01/2016 - 02/01/2034	2,107	2,347
6.500% due 10/25/2043	1,457	1,641
8.500% due 04/01/2025	2	2

Ginnie Mae
0.685% due 09/20/2030		2	2
1.625% due 08/20/2022 - 07/20/2027		1,012	1,041
2.125% due 12/20/2022 - 12/20/2027		249	257
2.375% due 02/20/2026 - 02/20/2028		555	574
2.500% due 04/20/2041		22,755	23,482
3.500% due 07/20/2018		81	84
8.000% due 04/20/2030		103	124
NCUA Guaranteed Notes
0.724% due 10/07/2020		4,074	4,079

Total U.S. Government Agencies (Cost $642,900)			647,575

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Inflation Protected Securities (c)(g)
0.125% due 04/15/2016 (e)		11,899	12,416
0.500% due 04/15/2015 (e)		24,239	25,380
0.625% due 07/15/2021		5,023	5,376
U.S. Treasury Notes
1.375% due 11/30/2018 (g)		15,100	15,154

Total U.S. Treasury Obligations (Cost $57,716)			58,326

MORTGAGE-BACKED SECURITIES 4.1%
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		573	519
Bank Mart
2.287% due 03/01/2019 (k)		336	265
Bear Stearns Adjustable Rate Mortgage Trust
2.723% due 04/25/2033		221	193
2.732% due 11/25/2034		1,475	1,158
2.776% due 01/25/2034		37	27
2.821% due 02/25/2033		47	38
2.845% due 01/25/2034		1,147	1,068
Bear Stearns Alt-A Trust
2.772% due 09/25/2035		406	257
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		1,315	773
3.618% due 12/26/2046		724	429
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		959	827
2.660% due 10/25/2035		2,873	2,207
Countrywide Alternative Loan Trust
0.474% due 05/25/2047		1,184	603
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		212	160
2.590% due 06/25/2032		24	14
4.811% due 06/25/2032		9	8
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		5,989	5,749
Fund America Investors Corp.
2.287% due 06/25/2023		4	4
Granite Master Issuer PLC
0.385% due 12/20/2054		831	795
0.892% due 12/20/2054	GBP	873	1,284
Granite Mortgages PLC
1.354% due 01/20/2044		121	179
1.450% due 09/20/2044		750	1,111
1.959% due 01/20/2044	EUR	146	182
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$139	128
0.564% due 11/25/2045		413	222
GS Mortgage Securities Corp.
1.317% due 03/06/2020		2,300	2,280
GSR Mortgage Loan Trust
0.644% due 01/25/2034		140	134
Harborview Mortgage Loan Trust
0.475% due 01/19/2038		2,765	1,607
Impac CMB Trust
1.054% due 10/25/2033		47	37
1.294% due 07/25/2033		854	780
JPMorgan Mortgage Trust
5.079% due 09/25/2035		1,147	1,107
Lehman Mortgage Trust
0.614% due 08/25/2036		5,364	4,109
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		621	404
Morgan Stanley Capital
0.339% due 10/15/2020		197	196
Prime Mortgage Trust
0.694% due 02/25/2019		25	24
0.694% due 02/25/2034		271	252
Resecuritization Mortgage Trust
0.544% due 04/26/2021		1	1

Salomon Brothers Mortgage Securities, Inc.
2.726% due 12/25/2030		389	383
Structured Adjustable Rate Mortgage Loan Trust
2.533% due 09/25/2035		4,867	3,687
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035		1,242	1,027
0.574% due 02/25/2036		646	314
9.119% due 06/25/2029		467	493
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020		1,978	1,771
0.368% due 09/15/2021		6,138	5,838
WaMu Mortgage Pass-Through Certificates
0.564% due 12/25/2045		613	441
0.584% due 10/25/2045		349	252
0.614% due 01/25/2045		4,842	3,625
1.208% due 02/25/2046		3,250	2,150
1.408% due 11/25/2042		119	93
1.608% due 06/25/2042		429	314
2.468% due 02/27/2034		1,162	1,107
Wells Fargo Mortgage-Backed Securities Trust
2.948% due 01/25/2035		857	790

Total Mortgage-Backed Securities (Cost $58,390)			51,416

ASSET-BACKED SECURITIES 5.0%
Aames Mortgage Investment Trust
1.869% due 01/25/2035		2,263	2,243
AFC Home Equity Loan Trust
0.844% due 06/25/2028		278	148
AMMC CDO
0.798% due 08/08/2017		3,328	3,227
Asset-Backed Funding Certificates
0.774% due 06/25/2035		2,873	2,820
Bear Stearns Asset-Backed Securities Trust
0.384% due 06/25/2047		227	219
Chase Funding Mortgage Loan Asset-Backed Certificates
1.034% due 10/25/2032		154	127
Chase Issuance Trust
2.046% due 09/15/2015		5,200	5,325
Citibank Omni Master Trust
2.378% due 05/16/2016		11,500	11,572
3.028% due 08/15/2018		2,800	2,939
Citigroup Mortgage Loan Trust, Inc.
0.354% due 07/25/2045		1,810	1,242
Countrywide Asset-Backed Certificates
0.494% due 08/25/2034		1,924	1,702
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		254	194
Globaldrive BV
4.000% due 10/20/2016	EUR	25	33
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		$7,300	6,964
HSBC Home Equity Loan Trust
0.555% due 01/20/2035		1,122	997
Illinois Student Assistance Commission
0.898% due 04/25/2017		2,277	2,263
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		49	36
Pacifica CDO Ltd.
0.680% due 01/26/2020		2,200	2,059
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		1,794	1,792
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	5,276	6,221
3.500% due 08/17/2043		$8,777	8,654
4.500% due 11/16/2043		836	794
Wind River CLO Ltd.
0.889% due 12/19/2016		1,716	1,633

Total Asset-Backed Securities (Cost $65,323)			63,204

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	2,300	1,773
Hydro Quebec
0.625% due 09/29/2049		$1,200	953
Korea Development Bank
0.768% due 11/22/2012		2,200	2,177
Province of Ontario Canada
4.000% due 06/02/2021	CAD	100	108

Spain Government Bond
4.900% due 07/30/2040	EUR	300	336

Total Sovereign Issues (Cost $5,542)			5,347

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
General Motors Co. (a)		1	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		72,000	28

Total Convertible Preferred Securities (Cost $0)			28

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
2.700% due 12/31/2049		913	6,857

Total Preferred Securities (Cost $9,564)			6,857

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.5%
CERTIFICATES OF DEPOSIT 3.8%
Banco do Brasil S.A.
0.000% due 02/15/2012		$6,000	5,989
Intesa Sanpaolo SpA
0.906% due 01/19/2012		600	600
Itau Unibanco Holding S.A.
0.000% due 02/06/2012		12,100	12,081
Royal Bank of Scotland Group PLC
1.778% due 10/15/2012		29,100	29,102

			47,772

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.060% due 01/03/2012		3,000	3,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $3,108. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		2,182	2,182
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $2,228. Repurchase proceeds are $2,182.)

			5,182

JAPAN TREASURY BILLS 9.8%
0.102% due 01/30/2012 - 02/27/2012 (b)	JPY	9,520,000	123,671

U.S. TREASURY BILLS 0.6%
0.033% due 01/19/2012 - 06/14/2012 (b)(e)		$7,780	7,779

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 6.9%
	8,772,624	87,849

Total Short-Term Instruments (Cost $272,697)		272,253

PURCHASED OPTIONS (i) 0.0%
(Cost $144)		51
Total Investments 112.2% (Cost $1,438,422)		$1,422,853
Written Options (j) (0.0%) (Premiums $263)		(87)
Other Assets and Liabilities (Net) (12.2%)		(154,171)

Net Assets 100.0%		$1,268,595

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $8,348 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $5,785 at a weighted average interest rate of (0.302%). On December 31, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $56,542 and cash of $5,216 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Long	03/2012	11,745	$10,086
S&P 500 Index March Futures	Long	03/2012	533	4,451
U.S. Treasury 5-Year Note March Futures	Long	03/2012	1,140	180

				$14,717

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	4.846%		$3,100	$9	$(15)	$24
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	1.082%		600	0	0	0
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	1.082%		1,800	(3)	0	(3)
Berkshire Hathaway Finance Corp.	FBF	0.850%	03/20/2013	1.082%		1,500	(4)	0	(4)
Berkshire Hathaway Finance Corp.	RYL	0.870%	03/20/2013	1.082%		1,500	(3)	0	(3)
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.350%		1,600	(19)	(9)	(10)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%		4,100	(50)	(48)	(2)
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.388%		7,000	(102)	7	(109)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.651%		1,300	6	0	6
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.388%		4,600	(67)	7	(74)
Brazil Government International Bond	FBF	1.000%	12/20/2015	1.388%		15,000	(218)	89	(307)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.254%		7,900	(60)	(163)	103
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.254%		2,600	(20)	(56)	36
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.388%		15,500	(225)	100	(325)
Brazil Government International Bond	UAG	1.000%	03/20/2015	1.254%		2,600	(19)	(55)	36
China Government International Bond	DUB	1.000%	09/20/2016	1.403%		26,600	(471)	181	(652)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.563%	EUR	4,600	(571)	153	(724)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.563%		3,400	(422)	106	(528)
Export-Import Bank of China	FBF	1.000%	12/20/2012	1.210%		$2,000	(4)	(28)	24
France Government Bond	RYL	0.250%	12/20/2015	1.997%		27,600	(1,800)	(645)	(1,155)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%		2,400	(22)	(50)	28
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%		2,100	(20)	(43)	23
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%		1,900	(18)	(39)	21
General Electric Capital Corp.	BPS	0.770%	03/20/2013	1.612%		1,400	(14)	0	(14)
General Electric Capital Corp.	BPS	4.600%	12/20/2013	1.936%		2,800	149	0	149
General Electric Capital Corp.	BPS	4.700%	12/20/2013	1.936%		600	33	0	33
General Electric Capital Corp.	BPS	1.000%	12/20/2015	2.342%		11,900	(586)	(497)	(89)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	1.936%		700	29	0	29
General Electric Capital Corp.	CBK	4.200%	12/20/2013	1.936%		1,300	59	0	59
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%		800	38	0	38
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.936%		900	41	0	41
General Electric Capital Corp.	JPM	1.000%	03/20/2014	1.952%		5,800	(117)	(168)	51
General Electric Capital Corp.	MYC	0.750%	03/20/2013	1.612%		2,300	(23)	0	(23)
Germany Government Bond	GST	0.250%	03/20/2016	0.876%		5,500	(140)	(83)	(57)
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2012	3.362%		7,600	(38)	(88)	50
Indonesia Government International Bond	RYL	1.000%	12/20/2015	1.785%		14,600	(427)	(181)	(246)
Japan Government International Bond	BRC	1.000%	12/20/2015	1.219%		5,500	(44)	135	(179)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.219%		27,300	(220)	664	(884)
MBIA, Inc.	BOA	2.800%	12/20/2012	18.777%		600	(80)	0	(80)
MBIA, Inc.	DUB	3.400%	12/20/2012	18.777%		600	(77)	0	(77)
MetLife, Inc.	JPM	1.700%	03/20/2013	2.119%		1,000	(4)	0	(4)
Mexico Government International Bond	BRC	0.390%	01/20/2012	0.452%		5,000	9	0	9
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.324%		17,700	(213)	16	(229)
Michigan State General Obligation Notes, Series 2003	GST	0.440%	03/20/2018	1.663%		1,400	(86)	0	(86)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%		9,500	13	(118)	131
Prudential Financial, Inc.	BRC	1.800%	03/20/2013	1.784%		1,500	1	0	1

Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.512%		5,800	(339)	(111)	(228)
Prudential Financial, Inc.	FBF	1.870%	03/20/2013	1.784%		900	2	0	2
Prudential Financial, Inc.	FBF	1.960%	03/20/2013	1.784%		2,500	7	0	7
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	1.784%		1,600	12	0	12
Prudential Financial, Inc.	RYL	1.900%	03/20/2013	1.784%		600	1	0	1
Prudential Financial, Inc.	RYL	2.350%	03/20/2013	1.784%		600	5	0	5
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%		6,600	(33)	(73)	40
Spain Government Bond	CBK	1.000%	06/20/2016	3.736%		8,000	(849)	(478)	(371)
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.480%	EUR	19,000	(254)	(484)	230
United Kingdom Gilt	GST	1.000%	03/20/2015	0.648%		$500	6	3	3
United Kingdom Gilt	GST	1.000%	03/20/2016	0.828%		3,300	24	55	(31)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%		200	2	4	(2)

							$(7,216)	$(1,912)	$(5,304)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		$100	$7	$12	$(5)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		4,600	337	579	(242)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		2,000	161	260	(99)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		100	9	11	(2)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		4,742	6	0	6
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012		1,138	2	0	2
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012		3,858	28	0	28
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017		386	5	0	5
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	7	0	7
iTraxx Europe 14 Index	BPS	1.000%	12/20/2015	EUR	21,700	(776)	(586)	(190)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		$15,000	(545)	(309)	(236)

						$(757)	$(33)	$(724)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	BOA	BRL	6,600	$65	$25	$40
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		27,200	17	(20)	37
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		6,500	4	(2)	6
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		65,700	1,062	86	976
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		8,000	22	(10)	32

							$1,170	$79	$1,091

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR plus a specified spread	$218,544	01/31/2012	BOA	$1,577
Receive	S&P 500 Total Return Index	23,002	3-Month USD-LIBOR less a specified spread	48,682	03/08/2012	BOA	962
Receive	S&P 500 Total Return Index	21	3-Month USD-LIBOR less a specified spread	45	03/30/2012	BOA	(45)

							$2,494

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(i)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price/Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note February Futures	$118.000	01/27/2012	1,140	$10	$9
Put - CME S&P 500 Index March Futures	350.000	03/15/2012	3,365	93	42

				$103	$51

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 02/01/2042	DUB	$86.000	02/06/2012	$30,000	$3	$0
Put - OTC Fannie Mae 4.000% due 02/01/2042	FBF	89.000	02/06/2012	30,000	4	0
Put - OTC Fannie Mae 4.500% due 02/01/2042	DUB	87.000	02/06/2012	144,000	17	0
Put - OTC Fannie Mae 5.000% due 02/01/2042	FBF	92.000	02/06/2012	147,000	17	0

					$41	$0

(j)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	$1,900	$8	$(6)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	13,300	37	(47)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,100	26	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	900	7	0
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR 17,000	119	(3)

							$197	$(56)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$(7)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	(19)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(5)

						$66	$(31)

(k)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	2.287%	03/01/2019	07/07/1995 - 06/12/1997	$336	$265	0.02%

(l)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	01/01/2042	$10,000	$10,684	$(10,747)

(m)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	894	02/2012	CBK	$0	$(13)	$(13)
Buy	BRL	2,211	01/2012	HUS	7	0	7
Sell		2,211	01/2012	HUS	5	0	5
Buy		24,542	01/2012	JPM	74	0	74
Sell		24,542	01/2012	JPM	0	(16)	(16)
Buy		47,046	01/2012	MSC	20	(1,058)	(1,038)
Sell		47,046	01/2012	MSC	20	(136)	(116)
Buy		6,569	01/2012	UAG	20	0	20
Sell		6,569	01/2012	UAG	19	(11)	8
Buy		24,542	03/2012	JPM	8	0	8
Sell	CAD	1,630	02/2012	BRC	7	0	7
Sell		3,429	02/2012	CBK	0	(32)	(32)
Buy		20,255	02/2012	DUB	26	0	26
Sell		1,843	02/2012	DUB	0	(31)	(31)
Sell		103	02/2012	GST	0	(1)	(1)
Sell		8,803	02/2012	JPM	4	(79)	(75)
Sell		1,133	02/2012	MSC	0	(9)	(9)

Sell		2,053	02/2012	RBC	0	(16)	(16)
Sell		620	02/2012	UAG	0	(9)	(9)
Buy	CNY	11,911	02/2012	BRC	17	0	17
Buy		6,426	02/2012	HUS	14	0	14
Sell		15,985	02/2012	HUS	0	(23)	(23)
Sell		12,149	02/2012	JPM	0	(18)	(18)
Buy		17,276	06/2012	BRC	15	0	15
Sell		1,922	06/2012	BRC	0	(2)	(2)
Buy		29,500	06/2012	CBK	5	(4)	1
Buy		7,018	06/2012	DUB	0	(9)	(9)
Buy		24,974	06/2012	HUS	25	0	25
Buy		46,067	06/2012	JPM	52	(12)	40
Sell		11,537	06/2012	JPM	0	(13)	(13)
Buy		1,278	06/2012	MSC	1	0	1
Sell		3,858	06/2012	UAG	0	(6)	(6)
Buy		13,889	02/2013	CBK	0	(26)	(26)
Buy		7,572	02/2013	GST	0	(15)	(15)
Buy	EUR	4,900	01/2012	BRC	0	(283)	(283)
Sell		9,634	01/2012	BRC	741	0	741
Sell		2,964	01/2012	CBK	32	0	32
Buy		243	01/2012	DUB	0	(15)	(15)
Sell		13,607	01/2012	DUB	915	0	915
Sell		18,929	01/2012	FBL	789	0	789
Buy		18,929	01/2012	GST	0	(336)	(336)
Buy		609	01/2012	JPM	0	(47)	(47)
Sell		6,671	01/2012	JPM	376	0	376
Sell		398	01/2012	RBC	17	0	17
Sell		2,420	01/2012	UAG	126	0	126
Sell		18,929	02/2012	GST	337	0	337
Sell	GBP	4,826	01/2012	BRC	73	0	73
Buy		181	01/2012	CBK	0	(1)	(1)
Buy		4,645	01/2012	RBC	0	(60)	(60)
Sell		4,645	02/2012	RBC	60	0	60
Sell	IDR	7,784,000	01/2012	BRC	22	0	22
Buy		24,730,700	01/2012	CBK	0	(51)	(51)
Sell		8,760,000	01/2012	MSC	19	0	19
Sell		5,402,000	01/2012	UAG	11	0	11
Sell		1,856,000	07/2012	BRC	2	0	2
Sell		342,300	07/2012	GST	1	0	1
Buy		19,314,600	07/2012	HUS	0	(91)	(91)
Sell		19,901,000	07/2012	HUS	26	0	26
Sell	INR	84,157	07/2012	BRC	111	0	111
Sell		50,920	07/2012	DUB	80	0	80
Buy		239,116	07/2012	JPM	0	(826)	(826)
Sell		104,039	07/2012	JPM	166	0	166
Sell	JPY	492,945	01/2012	CBK	28	0	28
Sell		493,771	01/2012	DUB	31	0	31
Sell		420,293	01/2012	GST	27	0	27
Sell		492,945	01/2012	JPM	28	0	28
Sell		100,873	01/2012	UAG	7	0	7
Sell		2,178,308	02/2012	BRC	262	0	262
Sell		1,587,173	02/2012	CBK	186	(11)	175
Sell		685,810	02/2012	DUB	1	0	1
Sell		11,000	02/2012	GST	0	(1)	(1)
Sell		84,688	02/2012	HUS	0	(17)	(17)
Sell		2,182,732	02/2012	JPM	259	0	259
Sell		689,810	02/2012	UAG	1	0	1
Sell		100,481	02/2012	WST	0	(21)	(21)
Buy	MXN	918	03/2012	HUS	0	(2)	(2)
Sell		1,329	03/2012	UAG	5	0	5
Sell	MYR	3,922	04/2012	CBK	37	0	37
Buy		3,922	04/2012	UAG	0	(60)	(60)
Sell	PHP	88,540	03/2012	BRC	49	0	49
Buy		148,443	03/2012	CBK	0	(8)	(8)
Sell		7,000	03/2012	CBK	0	(2)	(2)
Sell		12,855	03/2012	GST	7	0	7
Buy		14,694	03/2012	HUS	0	(3)	(3)
Sell		61,703	03/2012	JPM	4	(11)	(7)
Buy		6,962	03/2012	MSC	0	(1)	(1)
Sell	SGD	2,319	02/2012	CBK	27	0	27
Sell	TWD	7,984	01/2012	BRC	0	(3)	(3)
Buy		11,041	01/2012	CBK	0	(20)	(20)
Sell		3,057	01/2012	MSC	0	(1)	(1)
Sell	ZAR	220	01/2012	BRC	0	0	0
Buy		1,520	01/2012	JPM	0	(21)	(21)
Sell		1,300	01/2012	JPM	1	0	1

					$5,203	$(3,431)	$1,772

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$10,823	$0	$10,823
Corporate Bonds & Notes
Banking & Finance	0	198,052	0	198,052
Industrials	0	65,464	0	65,464
Utilities	0	28,255	0	28,255
Municipal Bonds & Notes
New Jersey	0	15,202	0	15,202
U.S. Government Agencies	0	643,496	4,079	647,575
U.S. Treasury Obligations	0	58,326	0	58,326
Mortgage-Backed Securities	0	51,151	265	51,416
Asset-Backed Securities	0	63,204	0	63,204
Sovereign Issues	0	5,347	0	5,347
Common Stocks
Consumer Discretionary	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	28	28
Preferred Securities
Banking & Finance	0	0	6,857	6,857
Short-Term Instruments
Certificates of Deposit	0	47,772	0	47,772
Repurchase Agreements	0	5,182	0	5,182
Japan Treasury Bills	0	123,671	0	123,671
U.S. Treasury Bills	0	7,779	0	7,779
PIMCO Short-Term Floating NAV Portfolio	87,849	0	0	87,849
Purchased Options
Equity Contracts	42	0	0	42
Interest Rate Contracts	0	9	0	9
	$87,891	$1,323,733	$11,229	$1,422,853
Short Sales, at value	$0	$(10,747)	$0	$(10,747)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,242	0	1,242
Equity Contracts	14,537	2,539	0	17,076
Foreign Exchange Contracts	0	5,203	0	5,203
Interest Rate Contracts	180	1,091	0	1,271
	$14,717	$10,075	$0	$24,792

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,270)	0	(7,270)
Equity Contracts	(45)	0	0	(45)
Foreign Exchange Contracts	0	(3,431)	0	(3,431)
Interest Rate Contracts	0	(56)	(31)	(87)

	$(45)	$(10,757)	$(31)	$(10,833)

Totals	$102,563	$1,312,304	$11,198	$1,426,065

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,207	$0	$(1,236)	$0	$398	$(369)	$0	$0	$0	$0
U.S. Government Agencies	4,659	0	(579)	0	0	(1)	0	0	4,079	(1)
Mortgage-Backed Securities	302	0	(43)	0	0	6	0	0	265	(3)
Asset-Backed Securities	6,507	0	(1,756)	18	68	22	0	(4,859)	0	0
Sovereign Issues	1,789	0	0	0	0	(16)	0	(1,773)	0	0
Preferred Securities
Banking & Finance	6,934	0	0	0	0	(77)	0	0	6,857	(77)
Convertible Preferred Securities	0	0	0	0	0	28	0	0	28	28
Sovereign Issues	0	0	0	0	0	0	0	0	0	0

	21,398	0	(3,614)	18	466	(407)	0	(6,632)	11,229	(53)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(195)	$0	$0	$0	$92	$72	$0	$0	$(31)	$14

Totals	$21,203	$0	$(3,614)	$18	$558	$(335)	$0	$(6,632)	$11,198	$(39)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 43.4%
BANKING & FINANCE 14.9%
American Express Co.
8.150% due 03/19/2038		$1,000	$1,486
American International Group, Inc.
5.850% due 01/16/2018		900	882
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,090
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,557
6.000% due 01/22/2020		$1,300	1,430
Bank of America Corp.
5.650% due 05/01/2018		2,500	2,384
5.750% due 12/01/2017		500	473
7.625% due 06/01/2019		3,500	3,624
Barclays Bank PLC
10.179% due 06/12/2021		740	786
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	743
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	671
7.250% due 02/01/2018		700	821
BNP Paribas S.A.
5.186% due 06/29/2049		700	469
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	587
Capital One Bank USA N.A.
8.800% due 07/15/2019		400	458
Capital One Capital VI
8.875% due 05/15/2040		1,700	1,771
Citigroup, Inc.
5.365% due 03/06/2036 (m)	CAD	700	497
5.875% due 05/29/2037		$2,100	2,101
6.625% due 06/15/2032		600	557
6.875% due 03/05/2038		1,900	2,091
8.500% due 05/22/2019		400	471
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		1,125	1,322
Credit Agricole S.A.
6.637% due 05/29/2049		200	118
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		1,300	1,343
7.800% due 06/01/2012		1,300	1,328
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,401
6.875% due 01/10/2039		1,400	1,680
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		600	615
6.250% due 02/01/2041		500	491
7.500% due 02/15/2019		3,600	3,980
HBOS Capital Funding LP
6.071% due 06/29/2049		600	378
HBOS PLC
6.750% due 05/21/2018		1,900	1,525
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	911
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	597
HSBC Holdings PLC
6.100% due 01/14/2042		2,700	3,066
HSBC USA Capital Trust I
7.808% due 12/15/2026		350	347
ING Bank NV
1.940% due 06/09/2014		2,600	2,492
JPMorgan Chase & Co.
5.500% due 10/15/2040		200	208
6.400% due 05/15/2038		2,200	2,558
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 ^		500	1
Majapahit Holding BV
7.750% due 01/20/2020		900	1,050
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	154
6.875% due 11/15/2018		1,700	1,641
Morgan Stanley
5.500% due 01/26/2020		100	91
6.625% due 04/01/2018		1,800	1,779

7.300% due 05/13/2019	400	408
New York Life Insurance Co.
6.750% due 11/15/2039	1,200	1,535
Pacific Life Insurance Co.
9.250% due 06/15/2039	1,500	2,000
Prudential Financial, Inc.
6.200% due 11/15/2040	800	839
6.625% due 12/01/2037	700	768
Rabobank Capital Funding Trust II
5.260% due 12/29/2049	2,400	2,288
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049	2,700	1,853
Sallie Mae, Inc.
0.000% due 10/03/2022	655	481
SLM Corp.
5.625% due 08/01/2033	1,000	747
UBS AG
5.875% due 12/20/2017	100	104
Wachovia Bank N.A.
5.850% due 02/01/2037	750	786
6.600% due 01/15/2038	2,400	2,726
Weyerhaeuser Co.
7.375% due 03/15/2032	2,200	2,312

		73,872

INDUSTRIALS 19.8%
Alcoa, Inc.
5.950% due 02/01/2037	2,000	1,900
Altria Group, Inc.
9.250% due 08/06/2019	400	538
9.950% due 11/10/2038	1,900	2,894
Anadarko Petroleum Corp.
6.200% due 03/15/2040	1,100	1,226
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,207
ArcelorMittal
7.000% due 10/15/2039	2,500	2,327
Baker Hughes, Inc.
5.125% due 09/15/2040	1,100	1,289
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,374
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,549
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,500
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,535
Caterpillar, Inc.
6.050% due 08/15/2036	400	518
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,723
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	900	1,039
Comcast Corp.
6.400% due 05/15/2038	50	60
6.400% due 03/01/2040	1,600	1,992
6.500% due 11/15/2035	200	242
6.950% due 08/15/2037	700	892
7.050% due 03/15/2033	600	759
COX Communications, Inc.
8.375% due 03/01/2039	1,700	2,280
Crown Americas LLC
6.250% due 02/01/2021	2,325	2,441
CSX Corp.
6.150% due 05/01/2037	1,000	1,205
CVS Pass-Through Trust
7.507% due 01/10/2032	2,217	2,571
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,631
Devon Energy Corp.
7.950% due 04/15/2032	400	573
Devon Financing Corp. ULC
7.875% due 09/30/2031	400	567
DIRECTV Holdings LLC
6.000% due 08/15/2040	1,100	1,202
Encana Corp.
5.150% due 11/15/2041	500	511
6.500% due 08/15/2034	600	702
6.625% due 08/15/2037	800	968
Energy Transfer Partners LP
6.625% due 10/15/2036	500	527
7.500% due 07/01/2038	1,200	1,372
Enterprise Products Operating LLC
5.750% due 03/01/2035	200	213

Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,020
8.625% due 04/28/2034	200	237
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,000	1,060
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,349
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	413
Kraft Foods, Inc.
6.500% due 02/09/2040	2,800	3,649
Newmont Mining Corp.
6.250% due 10/01/2039	1,600	1,898
Petrobras International Finance Co.
6.875% due 01/20/2040	500	583
7.875% due 03/15/2019	1,700	2,037
Pfizer, Inc.
7.200% due 03/15/2039	670	991
Philip Morris International, Inc.
6.375% due 05/16/2038	700	914
Plains All American Pipeline LP
6.650% due 01/15/2037	100	119
Pride International, Inc.
7.875% due 08/15/2040	200	261
Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,700	2,487
RZD Capital Ltd.
5.739% due 04/03/2017	1,000	1,010
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	1,200	1,141
Suncor Energy, Inc.
6.500% due 06/15/2038	200	252
6.850% due 06/01/2039	800	1,026
Target Corp.
6.500% due 10/15/2037	500	665
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,433
Tennessee Gas Pipeline Co.
7.625% due 04/01/2037	100	120
8.375% due 06/15/2032	2,400	3,053
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	730
Time Warner Cable, Inc.
6.550% due 05/01/2037	2,000	2,278
Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,762
6.250% due 03/29/2041	100	120
6.500% due 11/15/2036	2,469	2,984
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	125
7.250% due 08/15/2038	300	415
7.625% due 01/15/2039	500	722
Transocean, Inc.
6.800% due 03/15/2038	1,200	1,211
7.500% due 04/15/2031	1,000	1,039
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	844	950
United Technologies Corp.
6.125% due 07/15/2038	700	877
Vale Overseas Ltd.
6.250% due 01/23/2017	200	226
6.875% due 11/10/2039	2,800	3,216
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,500	2,524
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,297
5.625% due 04/15/2041	1,600	2,072
6.200% due 04/15/2038	900	1,211
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,661
8.750% due 03/15/2032	137	180

		98,645

UTILITIES 8.7%
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,814
7.000% due 04/01/2038	100	134
AT&T Corp.
8.000% due 11/15/2031	238	337
AT&T, Inc.
5.350% due 09/01/2040	4,318	4,866
6.400% due 05/15/2038	200	248
6.550% due 02/15/2039	600	765

British Telecommunications PLC
9.625% due 12/15/2030	600	847
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	561
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	899
EDF S.A.
6.950% due 01/26/2039	800	943
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,616
FirstEnergy Corp.
7.375% due 11/15/2031	400	493
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	3,252
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,856
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,700	1,916
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	612
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	473
6.500% due 09/15/2037	1,600	2,012
NGPL PipeCo LLC
7.768% due 12/15/2037	2,100	1,909
Pacific Gas & Electric Co.
5.400% due 01/15/2040	2,000	2,330
6.050% due 03/01/2034	400	496
6.250% due 03/01/2039	200	258
PacifiCorp
6.000% due 01/15/2039	1,300	1,663
Progress Energy, Inc.
7.750% due 03/01/2031	400	569
PSEG Power LLC
8.625% due 04/15/2031	400	591
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,367
Southern California Edison Co.
5.625% due 02/01/2036	200	248
6.000% due 01/15/2034	300	387
Telecom Italia Capital S.A.
7.721% due 06/04/2038	900	769
Verizon Communications, Inc.
7.350% due 04/01/2039	2,400	3,361
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,655
Vodafone Group PLC
6.150% due 02/27/2037	3,400	4,238

		43,485

Total Corporate Bonds & Notes (Cost $196,212)		216,002

MUNICIPAL BONDS & NOTES 6.5%
CALIFORNIA 1.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	1,300	1,697
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	700	841
7.550% due 04/01/2039	1,400	1,713
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037 (c)	170	110
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,418
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,250
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	105
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	1,905

		9,039

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	245

DISTRICT OF COLUMBIA 0.3%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	1,300	1,417

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	720

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	1,051

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,221

NEVADA 0.4%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,512
7.100% due 06/01/2039	200	221

		1,733

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	1,400	1,758
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,464
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,900	2,395
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,163

		6,780

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	341

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,500	2,073
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	72

		2,145

TEXAS 1.2%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,662
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,100	2,534
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,566

		5,762

UTAH 0.3%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,661

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	209

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	73

Total Municipal Bonds & Notes (Cost $27,196)		32,397

U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030 (i)	22,400	12,632
0.494% due 10/27/2037	400	398
3.980% due 07/01/2021	2,500	2,720
5.625% due 04/17/2028	100	131
6.000% due 04/18/2036	900	1,046
7.125% due 01/15/2030 (i)	4,700	7,235
Federal Home Loan Bank
5.500% due 07/15/2036	700	910
Financing Corp.
0.000% due 12/27/2018	5,200	4,569

8.600% due 09/26/2019	1,470	2,151
Freddie Mac
5.000% due 04/15/2038	300	337
6.750% due 03/15/2031	2,800	4,215
Ginnie Mae
5.500% due 10/20/2037	377	461
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	10,822
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	22,100	14,808
Small Business Administration
5.290% due 12/01/2027	443	495
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,556
4.875% due 01/15/2048	1,900	2,341
5.250% due 09/15/2039	3,500	4,476
5.375% due 04/01/2056	1,200	1,629
5.500% due 06/15/2038	1,600	2,092
5.880% due 04/01/2036	3,000	4,099
Tennessee Valley Authority Strips
0.000% due 01/15/2038	9,914	3,852

Total U.S. Government Agencies (Cost $70,455)		82,975

U.S. TREASURY OBLIGATIONS 19.6%
U.S. Treasury Bonds
4.250% due 11/15/2040	5,700	7,254
4.375% due 11/15/2039	1,500	1,944
4.500% due 05/15/2038	1,200	1,580
4.500% due 08/15/2039	11,400	15,048
5.250% due 02/15/2029 (g)(i)	17,800	24,581
6.250% due 08/15/2023	4,800	6,868
U.S. Treasury Inflation Protected Securities
1.750% due 01/15/2028 (d)	108	130
U.S. Treasury Strips
0.000% due 11/15/2024 (i)	6,400	4,633
0.000% due 11/15/2027	500	329
0.000% due 08/15/2028 (i)	10,800	6,777
0.000% due 11/15/2028	300	191
0.000% due 08/15/2029	400	248
0.000% due 05/15/2030	5,200	3,152
0.000% due 05/15/2032	1,100	606
0.000% due 11/15/2032 (i)	7,400	4,005
0.000% due 05/15/2034	600	307
0.000% due 11/15/2034	200	101
0.000% due 05/15/2037	300	138
0.000% due 05/15/2039 (i)	17,700	7,776
0.000% due 11/15/2040 (i)	21,200	8,816
0.000% due 02/15/2041 (i)	8,100	3,345

Total U.S. Treasury Obligations (Cost $91,161)		97,829

MORTGAGE-BACKED SECURITIES 2.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,340
Banc of America Large Loan, Inc.
2.028% due 11/15/2015	955	865
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.622% due 06/10/2049	330	333
Citigroup Mortgage Loan Trust, Inc.
2.726% due 03/25/2034	329	285
DBUBS Mortgage Trust
1.627% due 07/12/2044	2,402	2,405
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,900	2,040
5.444% due 03/10/2039	700	761
Indymac IMSC Mortgage Loan Trust
0.474% due 07/25/2047	271	122
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046	1,200	1,274
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,900	2,093
Structured Asset Mortgage Investments, Inc.
0.484% due 07/25/2046	123	61
0.514% due 05/25/2036	232	105
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	42	42
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,410

Total Mortgage-Backed Securities (Cost $12,961)		13,136

ASSET-BACKED SECURITIES 0.3%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	783	771

SLM Student Loan Trust
1.918% due 04/25/2023		453	464

Total Asset-Backed Securities (Cost $1,223)			1,235

SOVEREIGN ISSUES 3.5%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,738
6.500% due 06/10/2019		800	916
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,302
Canada Government Bond
2.750% due 06/01/2022	CAD	900	941
4.000% due 06/01/2041		600	773
5.000% due 06/01/2037		300	431
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,488
Mexico Government International Bond
5.950% due 03/19/2019		2,800	3,342
6.050% due 01/11/2040		1,200	1,473
Province of Ontario Canada
4.600% due 06/02/2039	CAD	200	237
4.700% due 06/02/2037		900	1,071
Province of Quebec Canada
5.750% due 12/01/2036		1,000	1,334
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,534

Total Sovereign Issues (Cost $15,546)			17,580

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)		463	11

Total Common Stocks (Cost $13)			11

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.1%
REPURCHASE AGREEMENTS 1.1%
Banc of America Securities LLC
0.060% due 01/03/2012		$5,000	5,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,181. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		281	281
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $290. Repurchase proceeds are $281.)

			5,281

U.S. TREASURY BILLS 0.2%
0.034% due 02/09/2012 - 06/21/2012 (b)(f)(g)		1,160	1,160

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 13.8%
		6,860,397	68,700

Total Short-Term Instruments (Cost $75,147)			75,141

PURCHASED OPTIONS (k) 0.0%
(Cost $37)			14
Total Investments 107.7% (Cost $489,951)			$536,320
Written Options (l) (0.1%) (Premiums $589)			(362)
Other Assets and Liabilities (Net) (7.6%)			(37,818)

Net Assets 100.0%			$498,140

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $40 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(g)	Securities with an aggregate market value of $769 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $11,601 at a weighted average interest rate of 0.124%. On December 31, 2011, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $32,143 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	50	$10
90-Day Eurodollar December Futures	Long	12/2013	395	178
90-Day Eurodollar March Futures	Long	03/2013	170	110
E-mini S&P 500 Index March Futures	Long	03/2012	951	1,170
S&P 500 Index March Futures	Long	03/2012	1,141	6,840
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	316	333
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2012	50	51

				$8,692

(j)	OTC swap agreements outstanding on December 31, 2011:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BRC	MXN	26,800	$221	$19	$202

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	34,503	3-Month USD-LIBOR less a specified spread	$73,022	03/08/2012	BOA	$1,444

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(k)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price/Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 30-Year Bond March Futures	$96.000	02/24/2012	60	$1	$1
Put - CME S&P 500 Index March Futures	350.000	03/15/2012	892	24	11

				$25	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$5,000	$12	$2

(l)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	35	$18	$(3)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	35	9	(21)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	106	30	(4)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	256	86	(217)

				$143	$(245)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$64,900	$259	$(88)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	5,000	29	(7)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,500	119	(5)

							$407	$(100)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$39	$(17)

(m)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$608	$497	0.10%

(n)	Short sales contracts outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	01/01/2042	$1,000	$1,091	$(1,101)

(o)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,319	01/2012	HUS	$13	$0	$13
Sell		4,319	01/2012	HUS	0	(62)	(62)
Buy		4,319	01/2012	UAG	0	(96)	(96)
Sell		4,319	01/2012	UAG	0	(13)	(13)
Sell		4,319	03/2012	UAG	98	0	98
Sell	CAD	4,839	02/2012	DUB	0	(6)	(6)
Buy	CNY	730	02/2012	DUB	2	0	2
Buy		2,219	06/2012	CBK	0	0	0
Buy		13,542	02/2013	BRC	0	(38)	(38)
Buy		10,595	02/2013	DUB	0	(15)	(15)
Sell	EUR	2,101	01/2012	FBL	130	0	130
Buy		1,051	01/2012	GST	0	(19)	(19)
Sell		1,051	02/2012	GST	19	0	19
Sell	INR	28,304	07/2012	BPS	9	0	9
Sell		135,348	07/2012	BRC	0	(44)	(44)
Sell		32,856	07/2012	GST	7	0	7
Buy		204,001	07/2012	JPM	0	(310)	(310)
Sell	KRW	2,462,168	02/2012	BPS	7	0	7
Buy		5,241,480	02/2012	CBK	0	(185)	(185)
Sell		2,625,442	02/2012	CBK	7	0	7
Buy	MXN	151	03/2012	BRC	0	0	0
Sell		26,698	03/2012	BRC	0	(2)	(2)
Buy		85,275	03/2012	HUS	0	(209)	(209)
Sell		26,689	03/2012	HUS	0	(2)	(2)
Sell		22,302	03/2012	MSC	11	0	11
Sell		11,024	03/2012	UAG	4	0	4
Buy	PHP	52,824	03/2012	CBK	0	(7)	(7)
Buy	SGD	3,157	02/2012	JPM	12	0	12

					$319	$(1,008)	$(689)

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$73,872	$0	$73,872
Industrials	0	96,121	2,524	98,645
Utilities	0	43,485	0	43,485
Municipal Bonds & Notes
California	0	9,039	0	9,039
Connecticut	0	245	0	245
District of Columbia	0	1,417	0	1,417
Georgia	0	720	0	720
Illinois	0	1,051	0	1,051
Michigan	0	1,221	0	1,221
Nevada	0	1,733	0	1,733
New York	0	6,780	0	6,780
North Carolina	0	341	0	341
Ohio	0	2,145	0	2,145
Texas	0	5,762	0	5,762
Utah	0	1,661	0	1,661
Washington	0	209	0	209
West Virginia	0	73	0	73
U.S. Government Agencies	0	82,975	0	82,975
U.S. Treasury Obligations	0	97,829	0	97,829
Mortgage-Backed Securities	0	13,136	0	13,136
Asset-Backed Securities	0	464	771	1,235
Sovereign Issues	0	17,580	0	17,580
Common Stocks
Financials	11	0	0	11
Short-Term Instruments
Repurchase Agreements	0	5,281	0	5,281
U.S. Treasury Bills	0	1,160	0	1,160
PIMCO Short-Term Floating NAV Portfolio	68,700	0	0	68,700
Purchased Options
Equity Contracts	11	0	0	11
Interest Rate Contracts	0	3	0	3
	$68,722	$464,303	$3,295	$536,320

Short Sales, at value	$0	$(1,101)	$0	$(1,101)

Financial Derivative Instruments (7) - Assets
Equity Contracts	8,010	1,444	0	9,454
Foreign Exchange Contracts	0	319	0	319
Interest Rate Contracts	682	202	0	884
	$8,692	$1,965	$0	$10,657

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(1,008)	0	(1,008)
Interest Rate Contracts	0	(345)	(17)	(362)
	$0	$(1,353)	$(17)	$(1,370)

Totals	$77,414	$463,814	$3,278	$544,506

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Industrials	$0	$2,500	$0	$0	$0	$24	$0	$0	$2,524	$24
Asset-Backed Securities	836	0	(61)	0	0	(4)	0	0	771	(4)

	836	2,500	(61)	0	0	20	0	0	3,295	20
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(24)	$0	$0	$0	$0	$7	$0	$0	$(17)	$7

Totals	$812	$2,500	$(61)	$0	$0	$27	$0	$0	$3,278	$27

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Total Return Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export V Ltd.
3.563% due 12/07/2012	$749	$746

Total Bank Loan Obligations (Cost $749)		746

CORPORATE BONDS & NOTES 28.0%
BANKING & FINANCE 21.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	317
Ally Financial, Inc.
3.649% due 02/11/2014	300	285
3.963% due 06/20/2014	700	658
4.500% due 02/11/2014	700	677
6.750% due 12/01/2014	400	404
6.875% due 08/28/2012	200	203
7.500% due 09/15/2020	100	101
American Express Bank FSB
5.500% due 04/16/2013	500	523
5.550% due 10/17/2012	300	310
American Express Centurion Bank
6.000% due 09/13/2017	1,000	1,132
American Express Credit Corp.
5.875% due 05/02/2013	300	315
American General Institutional Capital
8.125% due 03/15/2046	100	91
American International Group, Inc.
5.050% due 10/01/2015	500	485
5.850% due 01/16/2018	2,300	2,255
6.400% due 12/15/2020	2,000	2,021
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016	300	298
Banco do Brasil S.A.
3.359% due 07/02/2014	300	300
Banco Santander Brasil S.A.
2.659% due 03/18/2014	700	667
4.250% due 01/14/2016	400	382
4.500% due 04/06/2015	500	488
Banco Santander Chile
2.006% due 01/19/2016	1,000	930
Bank of America Corp.
0.787% due 08/15/2016	100	78
1.848% due 01/30/2014	1,300	1,174
6.000% due 09/01/2017	960	939
6.500% due 08/01/2016	1,000	1,008
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	100	104
Bank of Montreal
2.850% due 06/09/2015	100	104
Bank of Nova Scotia
1.650% due 10/29/2015	200	200
Barclays Bank PLC
6.050% due 12/04/2017	600	545
BBVA Bancomer S.A.
4.500% due 03/10/2016	200	197
6.500% due 03/10/2021	200	194
7.250% due 04/22/2020	500	503
Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,790
BNP Paribas S.A.
0.791% due 04/08/2013	300	282
1.291% due 01/10/2014	1,000	923
5.000% due 01/15/2021	500	482
5.186% due 06/29/2049	1,200	804
BPCE S.A.
2.375% due 10/04/2013	100	97
Capital One Capital V
10.250% due 08/15/2039	500	522
CIT Group, Inc.
5.250% due 04/01/2014	100	100
7.000% due 05/01/2015	142	143
7.000% due 05/01/2016	70	71
7.000% due 05/01/2017	99	99
Citigroup, Inc.
1.848% due 01/13/2014	600	584
2.453% due 08/13/2013	200	196
5.500% due 04/11/2013	1,500	1,532

6.000% due 08/15/2017		1,900	1,994
8.500% due 05/22/2019		100	118
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		300	302
Deutsche Bank AG
2.118% due 09/22/2015	EUR	800	889
Dexia Credit Local
2.000% due 03/05/2013		$2,200	2,116
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		700	701
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	260
General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,045
5.875% due 01/14/2038		$500	531
6.875% due 01/10/2039		400	480
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	413
6.250% due 09/01/2017		1,200	1,256
ING Bank NV
1.940% due 06/09/2014		300	288
2.500% due 01/14/2016		100	98
International Lease Finance Corp.
4.750% due 01/13/2012		100	100
5.000% due 09/15/2012		200	200
6.750% due 09/01/2016		2,300	2,369
Intesa Sanpaolo SpA
2.906% due 02/24/2014		500	440
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		3,200	3,335
JPMorgan Chase & Co.
6.000% due 01/15/2018		400	447
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,400
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	101
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	700	926
LBG Capital No.1 PLC
8.000% due 12/29/2049		$300	219
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^		1,800	484
Lloyds TSB Bank PLC
2.766% due 01/24/2014		1,300	1,230
4.875% due 01/21/2016		100	98
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		700	687
6.050% due 08/15/2012		1,200	1,218
6.400% due 08/28/2017		700	679
6.875% due 04/25/2018		1,000	987
MetLife, Inc.
6.400% due 12/15/2066		300	285
Morgan Stanley
2.953% due 05/14/2013		300	288
6.000% due 04/28/2015		1,500	1,504
National Australia Bank Ltd.
5.350% due 06/12/2013		400	418
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	534
Qatari Diar Finance QSC
5.000% due 07/21/2020		200	214
Resona Bank Ltd.
5.850% due 09/29/2049		200	199
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		1,800	1,812
6.990% due 10/29/2049		700	442
Santander UK PLC
1.806% due 10/10/2017	EUR	1,400	1,379
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$700	710
SLM Corp.
6.250% due 01/25/2016		100	97
SLM Corp. CPI Linked Bond
5.514% due 01/31/2014		1,100	1,041
Springleaf Finance Corp.
4.875% due 07/15/2012		200	193
6.900% due 12/15/2017		700	508
State Bank of India
4.500% due 10/23/2014		400	398
4.500% due 07/27/2015		1,000	990
State Street Capital Trust IV
1.546% due 06/01/2077		100	66
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	324
UBS AG
2.250% due 08/12/2013		3,700	3,669

5.750% due 04/25/2018	200	207
5.875% due 12/20/2017	400	417
USB Capital IX
3.500% due 10/29/2049	100	70
Wells Fargo & Co.
7.980% due 03/29/2049	1,400	1,507
Weyerhaeuser Co.
7.375% due 03/15/2032	1,400	1,471

		70,667

INDUSTRIALS 4.7%
Alcoa, Inc.
6.150% due 08/15/2020	200	208
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	1,700	2,034
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014	1,400	1,403
AstraZeneca PLC
5.900% due 09/15/2017	300	363
Braskem Finance Ltd.
5.750% due 04/15/2021	300	301
Codelco, Inc.
6.150% due 10/24/2036	100	124
CSN Resources S.A.
6.500% due 07/21/2020	900	945
Daimler Finance North America LLC
1.742% due 09/13/2013	400	395
7.300% due 01/15/2012	1,700	1,703
Dow Chemical Co.
6.000% due 10/01/2012	100	104
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	203
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	698
HCA, Inc.
6.500% due 02/15/2020	1,300	1,352
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	100	124
Kraft Foods, Inc.
6.125% due 02/01/2018	500	587
Novatek Finance Ltd.
5.326% due 02/03/2016	200	203
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	294	304
Peabody Energy Corp.
7.875% due 11/01/2026	100	108
Philip Morris International, Inc.
6.375% due 05/16/2038	200	261
President and Fellows of Harvard College
6.000% due 01/15/2019	400	503
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	500	508
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	1,600	1,456
Rohm and Haas Co.
6.000% due 09/15/2017	400	456
Transocean, Inc.
4.950% due 11/15/2015	200	204
UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	313
Vale Overseas Ltd.
5.625% due 09/15/2019	600	664
6.875% due 11/10/2039	400	459

		15,983

UTILITIES 2.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100	121
AT&T, Inc.
6.700% due 11/15/2013	2,000	2,206
Cleco Power LLC
6.000% due 12/01/2040	700	856
Enel Finance International NV
6.800% due 09/15/2037	400	348
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	1,200	1,352
Qwest Corp.
7.625% due 06/15/2015	500	557
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	321
Tampa Electric Co.
6.875% due 06/15/2012	1,400	1,435

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	101
6.625% due 03/20/2017	300	307

		7,604

Total Corporate Bonds & Notes (Cost $95,811)		94,254

MUNICIPAL BONDS & NOTES 8.0%
CALIFORNIA 2.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	130
6.918% due 04/01/2040	1,100	1,406
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	120
7.550% due 04/01/2039	100	123
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	114
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,249
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	709
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	916
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	265	208
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	550

		6,630

ILLINOIS 1.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	818
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	500	535
5.250% due 12/01/2040	600	640
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,600	1,964
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	234
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	206

		4,397

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	575

NEVADA 0.0%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	126

NEW JERSEY 0.6%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,370
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2042	700	725

		2,095

NEW YORK 2.9%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,384
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,079
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	5,500	5,969
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,229

		9,772

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	227

OHIO 0.6%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,397
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	900	647

		2,044

TEXAS 0.2%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	723

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	565	409

Total Municipal Bonds & Notes (Cost $24,924)		26,998

U.S. GOVERNMENT AGENCIES 52.8%
Fannie Mae
0.354% due 12/25/2036	106	105
0.644% due 07/25/2037 - 03/25/2044	1,039	1,027
0.674% due 07/25/2037	668	667
0.694% due 09/25/2035	544	538
0.704% due 09/25/2035	1,000	989
1.014% due 06/25/2037	1,131	1,137
1.024% due 06/25/2040	3,001	3,011
1.034% due 03/25/2040	1,155	1,164
1.418% due 07/01/2044	53	53
2.306% due 08/01/2033	51	54
2.354% due 09/01/2033	159	168
2.381% due 05/25/2035	37	38
2.963% due 06/01/2033	216	221
2.975% due 01/01/2036	98	105
3.000% due 02/01/2027	2,000	2,060
3.366% due 05/01/2036	7	7
3.500% due 01/01/2027	2,000	2,092
4.000% due 07/01/2025 - 01/01/2042	52,747	55,433
4.500% due 01/01/2023 - 01/01/2042	38,915	41,518
4.500% due 04/01/2041 (e)	17,942	19,114
4.527% due 12/01/2036	34	36
4.699% due 09/01/2034	32	34
5.000% due 04/25/2033 - 07/01/2035	7,763	8,396
5.500% due 01/01/2021 - 01/01/2042	6,614	7,210
6.000% due 08/01/2036 - 02/01/2038	2,304	2,541
6.500% due 10/01/2035 - 10/01/2036	505	569
7.000% due 09/01/2013	1	1
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	1,237	1,228
Freddie Mac
0.848% due 06/15/2041	875	874
0.978% due 08/15/2037	703	706
0.988% due 10/15/2037	181	182
0.998% due 05/15/2037 - 09/15/2037	764	766
1.418% due 02/25/2045	41	39
2.301% due 02/01/2024	16	17
2.480% due 03/01/2034	210	219
4.500% due 03/01/2029 - 09/01/2041	22,944	24,335
4.875% due 06/13/2018	100	121
5.500% due 08/15/2030 - 07/01/2038	479	520
8.000% due 01/01/2017	3	3
Ginnie Mae
2.375% due 03/20/2027	2	2
8.000% due 02/15/2030	1	2
Small Business Administration
5.520% due 06/01/2024	710	791

Total U.S. Government Agencies (Cost $176,351)		178,093

U.S. TREASURY OBLIGATIONS 23.8%
U.S. Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028 (f)	3,782	4,550
2.000% due 01/15/2026 (f)	2,965	3,647
2.125% due 02/15/2040	1,466	1,968
2.125% due 02/15/2041 (f)	1,241	1,676
2.375% due 01/15/2025	961	1,222
2.375% due 01/15/2027 (f)	3,255	4,206
2.500% due 01/15/2029 (f)	211	282
3.625% due 04/15/2028	140	208
3.875% due 04/15/2029 (f)	2,478	3,866
U.S. Treasury Notes
0.875% due 12/31/2016 (a)	3,200	3,207
1.375% due 11/30/2018 (g)	16,200	16,258

2.625% due 08/15/2020 (f)		5,800	6,255
2.625% due 11/15/2020 (d)(g)		7,200	7,750
3.375% due 11/15/2019		600	684
3.500% due 05/15/2020		2,100	2,415
3.625% due 02/15/2020 (g)		1,500	1,740
3.625% due 02/15/2021 (d)(f)(g)		17,400	20,198

Total U.S. Treasury Obligations (Cost $79,696)			80,132

MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		151	112
Arran Residential Mortgages Funding PLC
2.859% due 05/16/2047	EUR	1,000	1,284
Banc of America Funding Corp.
2.695% due 05/25/2035		$251	245
5.743% due 01/20/2047		327	207
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		191	173
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		14	14
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		1,014	1,040
5.731% due 05/10/2045		400	450
BCRR Trust
5.858% due 07/17/2040		500	561
Bear Stearns Adjustable Rate Mortgage Trust
2.723% due 04/25/2033		2	2
2.776% due 01/25/2034		2	2
2.821% due 02/25/2033		0	0
2.845% due 01/25/2034		80	74
Bear Stearns Alt-A Trust
2.592% due 05/25/2035		675	495
2.772% due 09/25/2035		147	93
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		85	70
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	218
Countrywide Alternative Loan Trust
0.474% due 05/25/2047		374	190
6.000% due 10/25/2033		37	36
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		87	59
2.745% due 02/20/2035		674	519
Credit Suisse First Boston Mortgage Securities Corp.
1.745% due 05/25/2032		1	1
European Loan Conduit
1.612% due 05/15/2019	EUR	54	58
Extended Stay America Trust
2.951% due 11/05/2027		$980	985
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		216	167
Granite Master Issuer PLC
0.385% due 12/20/2054		208	199
0.892% due 12/20/2054	GBP	249	367
Granite Mortgages PLC
1.354% due 01/20/2044		40	60
1.450% due 09/20/2044		250	370
1.959% due 01/20/2044	EUR	40	50
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$46	43
0.374% due 01/25/2047 ^		45	43
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		100	109
GS Mortgage Securities Corp.
1.317% due 03/06/2020		1,000	991
GSR Mortgage Loan Trust
2.429% due 06/25/2034		197	159
5.093% due 11/25/2035		340	297
5.166% due 11/25/2035		871	712
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		116	103
Impac CMB Trust
1.294% due 07/25/2033		54	49
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	551
5.420% due 01/15/2049		1,300	1,411
5.882% due 02/15/2051		100	109
JPMorgan Mortgage Trust
5.750% due 01/25/2036		146	135
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		181	118
2.123% due 12/25/2032		6	5

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	211
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		142	108
1.935% due 01/25/2029		51	47
Morgan Stanley Capital
5.439% due 02/12/2044		1,700	1,774
5.610% due 04/15/2049		397	412
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017		0	0
Prime Mortgage Trust
0.694% due 02/25/2019		3	3
0.694% due 02/25/2034		38	35
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		131	137
Structured Adjustable Rate Mortgage Loan Trust
2.532% due 08/25/2035		154	111
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035		385	319
Structured Asset Securities Corp.
2.650% due 10/25/2035		1,442	1,141
Titan Europe PLC
1.262% due 10/23/2016	GBP	1,558	2,086
WaMu Mortgage Pass-Through Certificates
0.584% due 10/25/2045		$75	54
1.208% due 02/25/2046		255	169
1.408% due 11/25/2042		39	30
1.608% due 08/25/2042		28	22
2.468% due 02/27/2034		38	37
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033		0	0
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		356	277
2.717% due 10/25/2035		266	263
2.948% due 01/25/2035		309	285

Total Mortgage-Backed Securities (Cost $21,789)			20,566

ASSET-BACKED SECURITIES 5.2%
Access Group, Inc.
1.718% due 10/27/2025		1,089	1,095
ACE Securities Corp.
0.344% due 12/25/2036		7	7
Amortizing Residential Collateral Trust
0.874% due 07/25/2032		18	14
Bear Stearns Asset-Backed Securities Trust
0.374% due 10/25/2036		33	31
Centurion CDO Ltd.
0.799% due 01/30/2016		1,090	1,025
Chase Issuance Trust
2.046% due 09/15/2015		2,200	2,253
Citibank Omni Master Trust
3.028% due 08/15/2018		800	840
Countrywide Asset-Backed Certificates
0.774% due 12/25/2031		57	28
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		13	10
Duane Street CLO
0.688% due 11/08/2017		4,076	3,910
Fremont Home Loan Trust
0.354% due 01/25/2037		21	20
Hillmark Funding
0.729% due 05/21/2021		1,100	1,005
HSBC Home Equity Loan Trust
1.225% due 11/20/2036		2,003	1,962
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		12	9
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	1,557	1,836
3.500% due 08/17/2043		$2,353	2,320
3.528% due 05/16/2044		360	368
4.500% due 11/16/2043		279	264
Wind River CLO Ltd.
0.889% due 12/19/2016		569	541

Total Asset-Backed Securities (Cost $17,915)			17,538

SOVEREIGN ISSUES 10.9%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	184
Canada Government Bond
2.750% due 09/01/2016	CAD	700	733
3.250% due 06/01/2021		300	327
Canada Housing Trust No. 1
3.350% due 12/15/2020		500	531
3.750% due 03/15/2020		700	765
3.800% due 06/15/2021		100	110

Export-Import Bank of China
4.875% due 07/21/2015		$100	108
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	700	540
4.000% due 01/29/2021		$400	388
5.125% due 06/29/2020		100	105
8.125% due 01/21/2014		800	888
Indonesia Government International Bond
7.500% due 01/15/2016		500	581
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	311
Mexico Government International Bond
6.000% due 06/18/2015	MXN	17,600	1,295
6.050% due 01/11/2040		$100	123
Province of British Columbia Canada
4.300% due 06/18/2042	CAD	100	116
Province of Ontario Canada
1.375% due 01/27/2014		$500	506
3.150% due 06/02/2022	CAD	200	200
4.000% due 06/02/2021		1,200	1,295
4.200% due 03/08/2018		100	110
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		300	330
4.400% due 06/02/2019		100	111
4.600% due 06/02/2039		100	119
5.500% due 06/02/2018		100	117
Province of Quebec Canada
2.750% due 08/25/2021		$18,300	18,310
4.250% due 12/01/2021	CAD	200	218
4.500% due 12/01/2020		100	111
Qatar Government International Bond
6.400% due 01/20/2040		$2,100	2,478
Russia Government International Bond
3.625% due 04/29/2015		100	101
7.500% due 03/31/2030		1,420	1,652
Turkey Government International Bond
7.000% due 09/26/2016		3,400	3,744

Total Sovereign Issues (Cost $36,224)			36,617

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049		900	950

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		40,000	15

Total Convertible Preferred Securities (Cost $702)			965

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
2.700% due 12/31/2049		217	1,630

Total Preferred Securities (Cost $2,294)			1,630

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.0%
CERTIFICATES OF DEPOSIT 1.3%
Banco Bradesco S.A.
1.950% due 01/24/2013		$300	302
Banco do Brasil S.A.
0.000% due 02/15/2012		1,900	1,896
Itau Unibanco Holding S.A.
0.000% due 02/06/2012		1,500	1,498

Itau Unibanco S.A.
0.000% due 01/11/2012	700	700

		4,396

COMMERCIAL PAPER 1.2%
Kells Funding LLC
0.290% due 01/10/2012	2,400	2,400
Vodafone Group PLC
0.880% due 01/19/2012	1,800	1,799

		4,199

REPURCHASE AGREEMENTS 1.1%
Banc of America Securities LLC
0.060% due 01/03/2012	3,000	3,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $3,108. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	610	610
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $626. Repurchase proceeds are $610.)

		3,610

U.S. TREASURY BILLS 0.3%
0.028% due 01/19/2012 (d)	1,210	1,210

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
	19,322	193

Total Short-Term Instruments (Cost $13,606)		13,608

PURCHASED OPTIONS (i) 0.0%
(Cost $60)		47
Total Investments 139.8% (Cost $470,121)		$471,194
Written Options (j) (0.1%) (Premiums $974)		(252)
Other Assets and Liabilities (Net) (39.7%)		(133,845)

Net Assets 100.0%		$337,097

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,865 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $3,885 at a weighted average interest rate of 0.229%. On December 31, 2011, securities valued at $10,312 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $14,342 and cash of $1,624 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2014	187	$357
E-mini S&P 500 Index March Futures	Long	03/2012	1,721	1,239
S&P 500 Index March Futures	Long	03/2012	356	2,369
U.S. Treasury 5-Year Note March Futures	Long	03/2012	159	91
U.S. Treasury 10-Year Note March Futures	Long	03/2012	9	5

				$4,061

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,163 and cash of $274 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	4.000%	12/21/2041		$7,800	$(2,386)	$22
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	200	9	5
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022		1,800	20	67
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		4,200	172	123
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		1,200	85	7
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	2,400	231	44

						$(1,869)	$268

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	4.441%	$800	$(98)	$(28)	$(70)
American International Group, Inc.	CBK	1.000%	03/20/2016	4.441%	800	(98)	(29)	(69)
American International Group, Inc.	UAG	1.000%	12/20/2020	4.832%	100	(23)	(22)	(1)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%	500	(5)	(7)	2
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	1,100	(22)	(2)	(20)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.306%	1,000	(10)	(10)	0
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.476%	400	(8)	(1)	(7)
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.476%	1,700	(34)	(2)	(32)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.306%	500	(5)	(7)	2
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	600	(7)	(6)	(1)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.476%	5,300	(107)	(142)	35
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)
China Government International Bond	BPS	1.000%	03/20/2016	1.290%	300	(3)	4	(7)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%	700	(8)	8	(16)
China Government International Bond	MYC	1.000%	06/20/2016	1.350%	3,800	(55)	(117)	62
France Government Bond	HUS	0.250%	09/20/2016	2.128%	300	(24)	(11)	(13)
France Government Bond	RYL	0.250%	12/20/2015	1.997%	700	(46)	(14)	(32)
France Government Bond	RYL	0.250%	03/20/2016	2.031%	3,100	(217)	(95)	(122)
France Government Bond	UAG	0.250%	09/20/2016	2.128%	200	(17)	(8)	(9)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	1.562%	700	(6)	0	(6)
General Electric Capital Corp.	BRC	1.670%	03/20/2013	1.612%	1,400	2	0	2
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.922%	500	(19)	(8)	(11)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.447%	200	(22)	(14)	(8)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.922%	200	(7)	(3)	(4)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.447%	600	(66)	(42)	(24)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.997%	1,600	(70)	(122)	52
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	200	(22)	(14)	(8)

Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	300	(3)	4	(7)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	2,800	(22)	(26)	4
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	5,400	(54)	23	(77)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%	300	(22)	(9)	(13)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%	300	(22)	(9)	(13)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%	400	(29)	(12)	(17)
MetLife, Inc.	DUB	1.000%	03/20/2018	3.305%	1,200	(144)	(68)	(76)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.107%	1,800	(144)	(43)	(101)
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.773%	100	(6)	(4)	(2)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%	800	(12)	(6)	(6)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.410%	1,900	(32)	5	(37)
Mexico Government International Bond	GST	1.000%	06/20/2016	1.410%	3,600	(63)	(122)	59
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%	1,400	(20)	(9)	(11)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.859%	800	(109)	(31)	(78)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%	4,300	(586)	(561)	(25)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%	3,300	(470)	(345)	(125)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%	100	(11)	(7)	(4)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	300	2	5	(3)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%	200	2	4	(2)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%	1,000	8	23	(15)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%	400	5	2	3
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%	500	3	9	(6)
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%	300	4	2	2
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%	400	2	7	(5)

						$(2,727)	$(1,866)	$(861)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,300	$95	$93	$2
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	65	117	(52)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	4,200	308	265	43
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	51	79	(28)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	900	72	95	(23)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	900	72	114	(42)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	400	32	49	(17)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	1,700	137	210	(73)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	300	24	39	(15)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	400	34	48	(14)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	100	9	14	(5)
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	1,350	10	0	10
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	386	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	675	9	0	9

					$923	$1,123	$(200)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	GLM		$153,500	$512	$(157)	$669
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		67,400	293	(245)	538
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS	BRL	1,400	6	0	6
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		100	1	0	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		2,000	43	0	43
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		1,500	46	(10)	56
Pay	1-Year BRL-CDI	14.760%	01/02/2012	HUS		100	6	1	5
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		400	1	0	1
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		1,200	0	(1)	1
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		600	1	0	1
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		600	4	(1)	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		900	15	0	15
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		200	3	0	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,000	17	1	16

Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		1,100	19	2	17
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		2,900	47	4	43
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		700	12	(1)	13
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		200	2	0	2
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		200	2	0	2
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		300	5	0	5
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		100	2	0	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		600	12	1	11
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		800	16	1	15
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		200	5	1	4
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		700	14	1	13
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		100	2	0	2
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		900	0	(3)	3
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		3,100	3	(6)	9
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,400	4	(1)	5
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		300	1	0	1
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		300	1	0	1
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		200	1	0	1
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		4,700	48	(2)	50
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		5,100	54	2	52
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		800	9	0	9
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		100	2	0	2
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		200	4	1	3
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		200	5	0	5
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		200	5	1	4
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		600	18	3	15
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		100	3	1	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,000	31	7	24
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		$100	(29)	0	(29)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	100	0	0	0
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		200	(1)	0	(1)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	GLM		2,300	70	9	61
Pay	6-Month AUD Bank Bill	5.250%	06/15/2022	CBK		600	30	(4)	34
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS	GBP	4,500	424	38	386
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		2,000	188	23	165
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC	MXN	1,400	(1)	0	(1)

							$1,956	$(334)	$2,290

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR plus a specified spread	$115,896	01/31/2012	BOA	$836

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(i)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price/Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$116.000	02/24/2012	169	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2012	156	1	3
Put - CME S&P 500 Index March Futures	350.000	03/15/2012	714	20	9
Put - CME S&P 500 Index March Futures	400.000	03/15/2012	241	7	3

				$29	$16

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$5,700	$22	$31

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 03/01/2042	FBF	$87.000	03/05/2012	$55,000	$7	$0
Put - OTC Fannie Mae 4.500% due 01/01/2042	DUB	88.500	01/05/2012	20,000	2	0

					$9	$0

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	39	$32	$(3)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,500	$26	$(6)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	11,400	23	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,600	21	(3)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	19	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	900	4	(3)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	5,300	37	(30)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	14	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	6,300	17	(22)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,100	80	(4)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	31	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,600	18	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,200	44	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	2,300	24	(12)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,200	25	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,000	29	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,500	26	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,600	31	(17)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	10,700	147	(70)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,200	15	(8)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	9,700	135	(63)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0

							$927	$(243)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$10	$(4)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	(2)

						$15	$(6)

(k)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	12/01/2042	$1,000	$1,071	$(1,081)
Fannie Mae	6.000%	01/01/2042	1,000	1,091	(1,101)

				$2,162	$(2,182)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	287	02/2012	CBK	$0	$(7)	$(7)
Buy	BRL	372	01/2012	HUS	1	0	1
Sell		372	01/2012	HUS	1	0	1
Buy		7,729	01/2012	JPM	23	0	23
Sell		7,729	01/2012	JPM	0	(5)	(5)
Buy		12,670	01/2012	MSC	5	(293)	(288)
Sell		12,670	01/2012	MSC	4	(38)	(34)
Buy		1,472	01/2012	UAG	4	0	4
Sell		1,472	01/2012	UAG	4	(3)	1
Buy		7,729	03/2012	JPM	3	0	3
Sell	CAD	519	02/2012	BRC	2	0	2
Sell		1,691	02/2012	CBK	0	(16)	(16)
Buy		1,398	02/2012	DUB	2	0	2
Sell		714	02/2012	DUB	0	(12)	(12)
Sell		103	02/2012	GST	0	(1)	(1)
Sell		2,358	02/2012	JPM	1	(18)	(17)
Sell		410	02/2012	MSC	0	(3)	(3)
Sell		615	02/2012	RBC	0	(5)	(5)
Sell		206	02/2012	UAG	0	(3)	(3)
Sell	CNY	639	02/2012	HUS	0	(1)	(1)
Sell		1,279	02/2012	JPM	0	(2)	(2)
Sell		1,281	06/2012	BRC	0	(1)	(1)
Buy		4,820	06/2012	CBK	2	(2)	0
Sell		639	06/2012	FBL	0	0	0
Buy		7,028	06/2012	HUS	4	0	4
Buy		24,860	06/2012	JPM	15	(8)	7
Sell		4,484	06/2012	JPM	0	(5)	(5)
Buy		1,276	06/2012	MSC	1	0	1
Sell		1,925	06/2012	UAG	0	(2)	(2)
Buy		9,881	02/2013	DUB	0	(12)	(12)
Buy	EUR	2,852	01/2012	BRC	0	(217)	(217)
Sell		3,275	01/2012	BRC	254	0	254
Sell		4,960	01/2012	DUB	404	0	404
Sell		7,464	01/2012	FBL	311	0	311
Buy		7,464	01/2012	GST	0	(132)	(132)
Sell		815	01/2012	GST	37	0	37
Sell		1,975	01/2012	JPM	121	0	121
Sell		381	01/2012	RBC	16	0	16
Buy		304	01/2012	UAG	0	(2)	(2)
Sell		1,595	01/2012	UAG	67	0	67
Sell		7,464	02/2012	GST	133	0	133
Sell	GBP	2,782	01/2012	BRC	42	0	42
Buy		77	01/2012	CBK	0	(1)	(1)
Sell		508	01/2012	DUB	0	0	0
Buy		3,213	01/2012	RBC	0	(42)	(42)
Sell		3,213	02/2012	RBC	42	0	42
Sell	IDR	3,886,000	01/2012	BRC	11	0	11
Buy		9,296,620	01/2012	CBK	0	(15)	(15)
Sell		4,374,500	01/2012	MSC	9	0	9
Sell		2,697,000	01/2012	UAG	6	0	6
Sell		746,000	07/2012	BRC	1	0	1
Sell		79,515	07/2012	GST	0	0	0
Buy		7,766,395	07/2012	HUS	0	(37)	(37)
Sell		5,280,000	07/2012	HUS	7	0	7
Buy	MXN	503	03/2012	HUS	0	0	0
Sell		3,989	03/2012	HUS	16	0	16
Sell		5,348	03/2012	MSC	19	0	19
Sell		9,341	03/2012	UAG	34	0	34
Sell	MYR	1,394	04/2012	CBK	13	0	13
Buy		1,394	04/2012	JPM	0	(22)	(22)
Sell	PHP	37,427	03/2012	BRC	21	0	21
Buy		43,972	03/2012	CBK	0	(6)	(6)
Sell		2,000	03/2012	CBK	0	(1)	(1)
Sell		4,285	03/2012	GST	2	0	2
Buy		8,826	03/2012	HUS	0	(2)	(2)
Sell		13,268	03/2012	JPM	0	(3)	(3)
Buy		4,182	03/2012	MSC	0	(1)	(1)
Sell	SGD	706	02/2012	CBK	8	0	8
Buy	TWD	3,532	01/2012	BRC	0	(7)	(7)
Sell		3,532	01/2012	BRC	0	(1)	(1)
Sell	ZAR	60	01/2012	BRC	0	0	0
Buy		760	01/2012	JPM	0	(10)	(10)
Sell		700	01/2012	JPM	1	0	1

					$1,647	$(936)	$711

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$746	$0	$746
Corporate Bonds & Notes
Banking & Finance	0	70,367	300	70,667
Industrials	0	15,983	0	15,983
Utilities	0	7,604	0	7,604
Municipal Bonds & Notes
California	0	6,630	0	6,630
Illinois	0	4,397	0	4,397
Iowa	0	575	0	575
Nevada	0	126	0	126
New Jersey	0	2,095	0	2,095
New York	0	9,772	0	9,772
North Carolina	0	227	0	227
Ohio	0	2,044	0	2,044
Texas	0	723	0	723
West Virginia	0	409	0	409
U.S. Government Agencies	0	176,865	1,228	178,093
U.S. Treasury Obligations	0	80,132	0	80,132
Mortgage-Backed Securities	0	20,566	0	20,566
Asset-Backed Securities	0	15,508	2,030	17,538
Sovereign Issues	0	36,617	0	36,617
Convertible Preferred Securities

Banking & Finance	950	0	0	950
Industrials	0	0	15	15
Preferred Securities
Banking & Finance	0	0	1,630	1,630
Short-Term Instruments
Certificates of Deposit	0	4,396	0	4,396
Commercial Paper	0	4,199	0	4,199
Repurchase Agreements	0	3,610	0	3,610
U.S. Treasury Bills	0	1,210	0	1,210
PIMCO Short-Term Floating NAV Portfolio	193	0	0	193
Purchased Options
Equity Contracts	12	0	0	12
Interest Rate Contracts	0	35	0	35
	$1,155	$464,836	$5,203	$471,194

Short Sales, at value	$0	$(2,182)	$0	$(2,182)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	292	0	292
Equity Contracts	3,608	836	0	4,444
Foreign Exchange Contracts	0	1,647	0	1,647
Interest Rate Contracts	453	2,589	0	3,042
	$4,061	$5,364	$0	$9,425

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,353)	0	(1,353)
Foreign Exchange Contracts	0	(936)	0	(936)
Interest Rate Contracts	0	(277)	(6)	(283)
	$0	$(2,566)	$(6)	$(2,572)
Totals	$5,216	$465,452	$5,197	$475,865

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$303	$0	$0	$(1)	$0	$(2)	$0	$0	$300	$(2)
U.S. Government Agencies	1,574	0	(337)	0	0	(9)	0	0	1,228	(9)
Asset-Backed Securities	6,738	0	(212)	33	6	(83)	0	(4,452)	2,030	(49)
Sovereign Issues	544	0	0	0	0	(5)	0	(539)	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	15	0	0	15	15
Preferred Securities
Banking & Finance	1,648	0	0	0	0	(18)	0	0	1,630	(18)

	10,807	0	(549)	32	6	(102)	0	(4,991)	5,203	(63)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(188)	$0	$0	$0	$112	$70	$0	$0	$(6)	$3

Totals	$10,619	$0	$(549)	$32	$118	$(32)	$0	$(4,991)	$5,197	$(60)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® TR Short Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export V Ltd.
3.563% due 12/07/2012		$1,124	$1,119

Total Bank Loan Obligations (Cost $1,124)			1,119

CORPORATE BONDS & NOTES 33.4%
BANKING & FINANCE 18.7%
Ally Financial, Inc.
4.500% due 02/11/2014		2,400	2,322
6.875% due 08/28/2012		2,100	2,132
7.500% due 12/31/2013		1,174	1,209
7.500% due 09/15/2020		700	710
8.300% due 02/12/2015		700	740
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,150
6.000% due 09/13/2017		700	794
American Express Co.
6.150% due 08/28/2017		1,700	1,947
American International Group, Inc.
4.250% due 05/15/2013 (f)		3,400	3,399
5.450% due 05/18/2017		100	96
5.600% due 10/18/2016		3,000	2,895
5.850% due 01/16/2018		3,400	3,333
6.250% due 05/01/2036		800	719
6.250% due 03/15/2087		1,000	729
6.400% due 12/15/2020		400	404
6.765% due 11/15/2017	GBP	1,648	2,445
8.625% due 05/22/2068		1,450	1,824
ASIF I
3.000% due 02/17/2017	EUR	3,100	3,480
BA Covered Bond Issuer
5.500% due 06/14/2012		$1,000	1,020
Banco do Brasil S.A.
3.359% due 07/02/2014		1,900	1,899
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	1,910
4.500% due 04/06/2015		3,400	3,315
Banco Santander Chile
2.006% due 01/19/2016		1,400	1,302
Bank of America Corp.
0.787% due 08/15/2016		100	78
6.000% due 09/01/2017		8,550	8,362
6.500% due 08/01/2016		2,200	2,218
Bank of America N.A.
6.000% due 10/15/2036		300	250
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	312
Bank of Montreal
1.300% due 10/31/2014		1,200	1,199
2.850% due 06/09/2015		700	726
Bank of Nova Scotia
1.650% due 10/29/2015		1,300	1,300
Barclays Bank PLC
6.050% due 12/04/2017		900	818
14.000% due 11/29/2049	GBP	420	740
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	591
6.500% due 03/10/2021		1,400	1,356
Bear Stearns Cos. LLC
6.400% due 10/02/2017		700	783
BNP Paribas S.A.
0.791% due 04/08/2013		3,100	2,916
BPCE S.A.
2.375% due 10/04/2013		500	484
Capital One Capital V
10.250% due 08/15/2039		3,200	3,340
CBA Capital Trust I
5.805% due 08/29/2049		2,900	2,900
CIT Group, Inc.
7.000% due 05/01/2015		4,232	4,246
7.000% due 05/01/2016		54	54
7.000% due 05/01/2017		75	75
Citigroup Capital XXI
8.300% due 12/21/2077		1,200	1,202
Citigroup, Inc.
1.307% due 02/15/2013		1,200	1,178

1.848% due 01/13/2014		3,300	3,211
2.453% due 08/13/2013		1,500	1,473
5.000% due 09/15/2014		100	99
5.500% due 04/11/2013 (f)		6,000	6,128
5.625% due 08/27/2012		200	203
8.500% due 05/22/2019		100	118
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	7,100	7,884
Credit Agricole S.A.
8.375% due 10/29/2049 (f)		$4,400	3,322
Credit Suisse
2.200% due 01/14/2014		1,200	1,187
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		1,300	1,310
Deutsche Bank AG
2.118% due 09/22/2015	EUR	600	667
6.000% due 09/01/2017		$600	671
Deutsche Bank Capital Trust
4.901% due 12/29/2049		3,900	2,418
FCE Bank PLC
7.125% due 01/16/2012	EUR	800	1,043
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$3,100	3,295
8.000% due 06/01/2014		2,500	2,723
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	521
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,943
5.875% due 01/14/2038		$300	318
6.375% due 11/15/2067		3,000	2,962
6.875% due 01/10/2039		1,000	1,200
Goldman Sachs Group, Inc.
1.940% due 01/30/2017	EUR	1,200	1,261
6.150% due 04/01/2018 (f)		$5,400	5,579
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,183
ING Bank NV
1.940% due 06/09/2014		1,900	1,821
2.500% due 01/14/2016		800	786
Intesa Sanpaolo SpA
2.906% due 02/24/2014		2,700	2,379
8.047% due 06/29/2049	EUR	3,700	3,103
JPMorgan Chase & Co.
1.654% due 09/26/2013		1,900	2,403
3.150% due 07/05/2016		$11,500	11,568
5.250% due 05/01/2015		1,000	1,060
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	101
JPMorgan Chase Capital XXI
1.379% due 01/15/2087		1,700	1,216
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	2,200	2,911
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	100	116
7.875% due 11/01/2020		$2,400	1,843
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	389
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$300	80
Lloyds TSB Bank PLC
2.766% due 01/24/2014		5,000	4,733
4.875% due 01/21/2016		3,400	3,317
5.800% due 01/13/2020		5,000	4,753
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,540
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		4,700	4,557
Morgan Stanley
1.408% due 04/29/2013		300	283
2.953% due 05/14/2013		7,000	6,724
5.950% due 12/28/2017		500	477
7.300% due 05/13/2019		100	102
Nationwide Building Society
6.250% due 02/25/2020		1,400	1,391
Nomura Holdings, Inc.
6.700% due 03/04/2020		5,100	5,377
Nordea Bank AB
2.125% due 01/14/2014		600	589
4.875% due 01/27/2020		5,300	5,450
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,766
Pacific LifeCorp
6.000% due 02/10/2020		300	320
Prudential Financial, Inc.
6.625% due 12/01/2037		100	110

Prudential Financial, Inc. CPI Linked Bond
5.870% due 06/10/2013		1,000	1,011
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,352
Resona Bank Ltd.
5.850% due 09/29/2049		600	597
Royal Bank of Scotland Group PLC
1.181% due 10/14/2016		1,400	969
4.375% due 03/16/2016 (f)		5,100	4,871
4.875% due 08/25/2014		100	98
6.990% due 10/29/2049		900	568
Santander UK PLC
1.806% due 10/10/2017	EUR	5,500	5,418
SLM Corp.
0.718% due 01/27/2014		$700	633
6.250% due 01/25/2016		600	584
8.000% due 03/25/2020		1,300	1,316
SLM Corp. CPI Linked Bond
5.514% due 01/31/2014		1,000	947
Societe Generale S.A.
5.922% due 04/29/2049		500	305
State Bank of India
4.500% due 07/27/2015		4,300	4,257
Temasek Financial I Ltd.
4.300% due 10/25/2019		500	539
UBS Preferred Funding Trust V
6.243% due 05/29/2049		6,900	5,908
USB Capital IX
3.500% due 10/29/2049		300	210
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		700	695
Wachovia Corp.
0.619% due 08/01/2013		700	693
Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,446

			234,303

INDUSTRIALS 10.4%
Alcoa, Inc.
6.150% due 08/15/2020		1,600	1,665
Altria Group, Inc.
4.125% due 09/11/2015		1,100	1,195
7.750% due 02/06/2014		2,300	2,601
Amgen, Inc.
6.900% due 06/01/2038		670	827
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014 (f)		7,900	7,920
BMW Finance NV
5.250% due 05/21/2012		1,200	1,221
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021 (f)		2,400	2,504
Codelco, Inc.
7.500% due 01/15/2019		300	384
Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,224
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		3,600	3,546
CSN Islands XI Corp.
6.875% due 09/21/2019		400	425
CSN Resources S.A.
6.500% due 07/21/2020		2,700	2,835
CVS Pass-Through Trust
6.943% due 01/10/2030		1,160	1,289
Daimler Finance North America LLC
1.742% due 09/13/2013		2,000	1,975
DCP Midstream LLC
9.700% due 12/01/2013 (f)		3,435	3,878
Deutsche Telekom International Finance BV
5.250% due 07/22/2013 (f)		5,000	5,257
Eaton Vance Corp.
6.500% due 10/02/2017		600	674
Eli Lilly & Co.
4.200% due 03/06/2014 (f)		10,000	10,722
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		500	508
6.212% due 11/22/2016		100	104
8.146% due 04/11/2018		1,000	1,130
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		45	48
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		900	961
General Mills, Inc.
5.250% due 08/15/2013 (f)		4,784	5,115

Gerdau Trade, Inc.
5.750% due 01/30/2021		500	499
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,061
7.625% due 04/09/2019		1,000	1,237
Kraft Foods, Inc.
2.625% due 05/08/2013 (f)		9,500	9,710
6.875% due 02/01/2038		100	133
Lyondell Chemical Co.
8.000% due 11/01/2017		814	893
Noble Group Ltd.
4.875% due 08/05/2015		1,000	930
Novatek Finance Ltd.
5.326% due 02/03/2016		600	608
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,352	2,434
Oracle Corp.
5.750% due 04/15/2018		500	607
Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	631
Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,210
7.500% due 12/18/2013	GBP	100	167
Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	3,869
5.875% due 03/01/2018		800	879
7.875% due 03/15/2019		2,200	2,636
8.375% due 12/10/2018		400	490
Petroleos Mexicanos
6.000% due 03/05/2020		1,200	1,338
Philip Morris International, Inc.
6.375% due 05/16/2038		100	131
PPG Industries, Inc.
1.900% due 01/15/2016		2,300	2,299
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,700	6,096
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013		2,000	1,924
2.582% due 04/26/2013		3,000	2,929
Tenneco, Inc.
8.125% due 11/15/2015		200	209
Time Warner Cable, Inc.
6.200% due 07/01/2013		10,700	11,487
Total Capital S.A.
4.450% due 06/24/2020		400	446
Transocean, Inc.
4.950% due 11/15/2015		2,000	2,044
Union Pacific Corp.
4.163% due 07/15/2022		437	475
Vale Overseas Ltd.
5.625% due 09/15/2019		1,500	1,659
6.875% due 11/10/2039		3,100	3,560
8.250% due 01/17/2034		1,200	1,551
Vivendi S.A.
5.750% due 04/04/2013		2,700	2,822

			130,972

UTILITIES 4.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	242
AT&T, Inc.
4.950% due 01/15/2013 (f)		3,292	3,432
6.300% due 01/15/2038		1,400	1,722
British Telecommunications PLC
5.150% due 01/15/2013 (f)		4,000	4,143
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,300	3,762
Cleco Power LLC
6.000% due 12/01/2040		4,600	5,622
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		3,000	3,194
EDF S.A.
4.600% due 01/27/2020		3,000	3,070
5.500% due 01/26/2014		200	214
6.500% due 01/26/2019		200	226
6.950% due 01/26/2039		200	236
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		200	225
NGPL PipeCo LLC
6.514% due 12/15/2012		8,000	8,083
NV Energy, Inc.
6.250% due 11/15/2020		1,200	1,249
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		10,000	10,706

Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,924
4.750% due 02/16/2021	300	304
TNK-BP Finance S.A.
6.125% due 03/20/2012	100	101
6.625% due 03/20/2017	1,900	1,947
Verizon Communications, Inc.
5.250% due 04/15/2013	300	317
Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,436

		54,155

Total Corporate Bonds & Notes (Cost $422,141)		419,430

MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 1.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	912
6.918% due 04/01/2040	490	627
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,170
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	120
7.550% due 04/01/2039	100	122
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	1,854
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	798
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	372
7.618% due 08/01/2040	500	619
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,310
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	994
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,144
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	107
7.021% due 08/01/2040	200	214
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	90	71
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	300	305
6.398% due 05/15/2031	300	348
6.548% due 05/15/2048	500	595

		11,787

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,097
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	934
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	400	416
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	700	720

		3,167

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	70	66

LOUISIANA 0.0%
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	25

NEVADA 0.4%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	755
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	4,380

		5,135

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,644

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,822
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,010
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	123
6.011% due 06/15/2042	1,000	1,261
6.282% due 06/15/2042	100	113
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	778
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	200	214
5.750% due 11/15/2051	11,800	12,807
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,136

		21,264

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,095
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	6,325	4,548

		6,643

TEXAS 0.4%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	4,698

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	285	206

Total Municipal Bonds & Notes (Cost $48,409)		54,635

U.S. GOVERNMENT AGENCIES 50.7%
Fannie Mae
0.644% due 07/25/2037 - 09/25/2042	2,955	2,950
0.674% due 07/25/2037	2,857	2,855
0.694% due 09/25/2035	2,416	2,388
0.704% due 09/25/2035	4,334	4,285
0.744% due 09/25/2035 - 07/25/2041	30,108	30,149
0.894% due 01/25/2051	9,432	9,434
1.014% due 06/25/2037	5,927	5,955
1.024% due 06/25/2040	12,854	12,896
1.034% due 03/25/2040	5,044	5,086
1.768% due 09/01/2035	71	73
2.055% due 10/01/2034	6	6
2.167% due 11/01/2035	13	13
2.310% due 12/01/2033	38	39
2.350% due 07/01/2035	50	53
2.420% due 03/01/2035	10	10
2.522% due 06/01/2034	345	364
2.590% due 06/01/2035	107	113
2.600% due 12/01/2033	15	16
2.819% due 06/01/2035	142	151
3.000% due 02/01/2027	63,000	64,880
3.500% due 01/01/2027 - 07/25/2031	73,337	76,338
4.000% due 09/01/2023 - 01/01/2042	56,629	59,065
4.500% due 05/01/2023 - 01/01/2042	61,769	65,782
5.000% due 05/01/2033 - 01/01/2042	73,153	79,100
5.500% due 11/01/2021 - 01/01/2042	111,854	121,830
6.000% due 10/01/2026 - 02/01/2042	25,471	28,071
Freddie Mac
0.658% due 03/15/2037	11,290	11,235
0.978% due 08/15/2037	8,295	8,330
0.988% due 10/15/2037	1,992	2,001
0.998% due 05/15/2037 - 09/15/2037	8,921	8,950
2.468% due 06/01/2035	149	157
2.698% due 11/01/2034	64	68
4.000% due 12/15/2040 - 07/15/2041	23,985	24,773
4.875% due 06/13/2018	300	362
5.500% due 08/15/2030 - 01/01/2042	4,904	5,327
6.000% due 08/01/2027 - 01/01/2042	2,220	2,439
Ginnie Mae
6.000% due 07/15/2037 - 08/15/2037	267	307
Small Business Administration
4.430% due 05/01/2029	1,027	1,131

5.520% due 06/01/2024		11	12

Total U.S. Government Agencies (Cost $623,136)			636,994

U.S. TREASURY OBLIGATIONS 15.1%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (f)		838	897
1.750% due 01/15/2028		108	130
2.000% due 01/15/2026 (h)		228	281
2.125% due 02/15/2040 (g)(h)		23,673	31,775
2.125% due 02/15/2041 (e)(g)(h)		930	1,257
2.375% due 01/15/2025		721	917
2.375% due 01/15/2027 (e)(g)(h)		14,371	18,572
2.500% due 01/15/2029 (g)(h)		20,248	27,042
3.625% due 04/15/2028		140	208
U.S. Treasury Notes
0.875% due 12/31/2016 (a)		11,100	11,124
1.375% due 11/30/2018 (e)(g)(h)		39,200	39,341
2.000% due 11/15/2021 (e)(g)(h)		50,000	50,555
3.625% due 02/15/2021 (e)(g)(h)		6,525	7,574

Total U.S. Treasury Obligations (Cost $186,794)			189,673

MORTGAGE-BACKED SECURITIES 7.2%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		22	16
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	651	841
2.859% due 05/16/2047		2,800	3,596
Banc of America Funding Corp.
2.569% due 06/25/2034		$83	78
2.695% due 05/25/2035		36	35
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		764	692
Banc of America Mortgage Securities, Inc.
2.879% due 05/25/2033		123	103
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.622% due 06/10/2049		2,900	3,123
5.731% due 05/10/2045		300	337
BCRR Trust
5.858% due 07/17/2040		500	561
Bear Stearns Adjustable Rate Mortgage Trust
2.732% due 11/25/2034		235	185
2.776% due 01/25/2034		0	0
3.152% due 12/25/2035		142	127
3.207% due 11/25/2034		62	58
Bear Stearns Alt-A Trust
2.772% due 09/25/2035		37	23
Chase Mortgage Finance Corp.
5.890% due 09/25/2036		1,924	1,644
6.000% due 12/25/2036		797	748
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		43	35
2.660% due 05/25/2035		69	59
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	327
5.543% due 12/11/2049		3,800	4,184
Countrywide Alternative Loan Trust
0.574% due 02/25/2037		587	279
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		43	30
2.745% due 02/20/2035		281	216
2.751% due 11/25/2034		2,103	1,520
European Loan Conduit
1.612% due 05/15/2019	EUR	163	173
Extended Stay America Trust
2.951% due 11/05/2027		$6,664	6,698
Granite Master Issuer PLC
0.385% due 12/20/2054		1,247	1,192
0.892% due 12/20/2054	GBP	1,247	1,834
Granite Mortgages PLC
1.354% due 01/20/2044		201	298
1.450% due 09/20/2044		1,214	1,799
1.959% due 01/20/2044	EUR	225	281
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$100	109
GSR Mortgage Loan Trust
2.685% due 09/25/2035		112	98
5.093% due 11/25/2035		170	148
5.166% due 11/25/2035		5,526	4,517
Harborview Mortgage Loan Trust
0.455% due 12/19/2036		1,109	533
0.505% due 05/19/2035		39	21
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	1,500	1,935

JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		$1,439	1,484
4.717% due 02/15/2046		2,700	2,977
5.336% due 05/15/2047		1,700	1,810
5.882% due 02/15/2051		100	109
JPMorgan Mortgage Trust
5.024% due 02/25/2035		40	39
5.319% due 07/25/2035		2,604	2,509
5.750% due 01/25/2036		220	202
5.955% due 10/25/2036		885	681
MASTR Adjustable Rate Mortgages Trust
2.393% due 07/25/2035		2,492	1,788
Mellon Residential Funding Corp.
0.718% due 12/15/2030		241	221
0.758% due 06/15/2030		3	3
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		130	84
2.200% due 05/25/2033		108	96
5.253% due 09/25/2035		6,188	5,194
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,651
5.485% due 03/12/2051		100	106
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		142	108
Morgan Stanley Capital
5.610% due 04/15/2049		2,538	2,637
5.809% due 12/12/2049		1,700	1,880
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,081	2,049
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		567	474
OBP Depositor LLC Trust
4.646% due 07/15/2045		6,900	7,767
Structured Adjustable Rate Mortgage Loan Trust
1.618% due 01/25/2035		86	48
2.480% due 02/25/2034		111	99
2.495% due 08/25/2034		168	147
Structured Asset Mortgage Investments, Inc.
0.574% due 02/25/2036		50	24
Titan Europe PLC
1.262% due 10/23/2016	GBP	6,231	8,346
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021		$512	487
5.509% due 04/15/2047		100	106
WaMu Mortgage Pass-Through Certificates
1.408% due 11/25/2042		17	13
2.718% due 10/25/2046		474	319
5.466% due 02/25/2037		2,500	1,918
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		178	138
2.948% due 01/25/2035		143	132
5.437% due 12/25/2036		6,726	5,855

Total Mortgage-Backed Securities (Cost $91,085)			89,954

ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp.
0.354% due 10/25/2036		31	8
Asset-Backed Securities Corp. Home Equity
0.569% due 09/25/2034		71	63
Centurion CDO Ltd.
0.799% due 01/30/2016		4,725	4,440
Citibank Omni Master Trust
2.378% due 05/16/2016		10,000	10,062
Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037		118	113
0.494% due 05/25/2037		10,135	3,107
Countrywide Asset-Backed Certificates
0.774% due 12/25/2031		4	2
GSPA Monetization Trust
6.422% due 10/09/2029		2,540	2,267
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		2,800	2,671
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		9	7
Massachusetts Educational Financing Authority
1.368% due 04/25/2038		2,386	2,382
Penta CLO S.A.
1.917% due 06/04/2024	EUR	968	1,114
SLM Student Loan Trust
0.718% due 01/25/2015		$10	10
0.918% due 10/25/2017		1,100	1,089
1.686% due 12/15/2023	EUR	12,110	14,278
3.500% due 08/17/2043		$2,443	2,409
3.528% due 05/16/2044		1,531	1,562

4.500% due 11/16/2043		1,301	1,235
Wind River CLO Ltd.
0.889% due 12/19/2016		2,838	2,700

Total Asset-Backed Securities (Cost $52,632)			49,519

SOVEREIGN ISSUES 9.3%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	765
5.500% due 07/12/2020		$2,100	2,281
Canada Government Bond
2.750% due 09/01/2016 (h)	CAD	4,000	4,187
3.250% due 06/01/2021		2,600	2,838
Canada Housing Trust No. 1
3.350% due 12/15/2020		4,900	5,201
3.750% due 03/15/2020		1,900	2,076
3.800% due 06/15/2021		1,000	1,098
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,300	3,200
5.125% due 06/29/2020		600	631
5.875% due 01/14/2015		1,900	2,048
8.125% due 01/21/2014		6,400	7,106
Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,744
Korea Development Bank
4.375% due 08/10/2015		2,500	2,576
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,186
Korea Housing Finance Corp.
4.125% due 12/15/2015		500	519
Mexico Government International Bond
5.750% due 10/12/2110		10,500	11,235
6.000% due 06/18/2015	MXN	103,500	7,614
6.050% due 01/11/2040		$400	491
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	100	102
4.300% due 06/18/2042		100	116
Province of Ontario Canada
1.375% due 01/27/2014		$2,700	2,730
3.150% due 06/02/2022	CAD	2,500	2,505
4.000% due 06/02/2021		23,400	25,251
4.200% due 03/08/2018		100	110
4.200% due 06/02/2020		14,300	15,674
4.300% due 03/08/2017		1,400	1,539
4.400% due 06/02/2019		1,200	1,336
4.600% due 06/02/2039		1,000	1,185
5.500% due 06/02/2018		300	352
Province of Quebec Canada
4.250% due 12/01/2021		100	109
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		100	111
4.500% due 12/01/2018		200	223
4.500% due 12/01/2020		500	557
Russia Government International Bond
3.625% due 04/29/2015		$300	302
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		400	401
Turkey Government International Bond
6.875% due 03/17/2036		5,000	5,238
7.000% due 09/26/2016		2,200	2,423

Total Sovereign Issues (Cost $113,771)			117,171

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Wells Fargo & Co.
7.500% due 12/31/2049		11,170	11,787

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		24,000	9

Total Convertible Preferred Securities (Cost $9,779)			11,796

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.700% due 12/31/2049		85	638

Farm Credit Bank
10.000% due 12/31/2049	1,100	1,288

Total Preferred Securities (Cost $2,037)		1,926

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.9%
CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
0.000% due 02/15/2012	$9,500	9,482
Itau Unibanco Holding S.A.
0.000% due 01/11/2012	3,700	3,699
0.000% due 02/06/2012	5,400	5,392

		18,573

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012	6,300	6,297

REPURCHASE AGREEMENTS 0.9%
Banc of America Securities LLC
0.060% due 01/03/2012	10,000	10,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $10,360. Repurchase proceeds are $10,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	776	776
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $796. Repurchase proceeds are $776.)

		10,776

U.S. TREASURY BILLS 0.0%
0.027% due 02/23/2012 - 05/17/2012 (b)(e)	310	310

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.0%
	8,757,085	87,693

Total Short-Term Instruments (Cost $123,648)		123,649

PURCHASED OPTIONS (j) 0.0%
(Cost $240)		179
Total Investments 135.1% (Cost $1,674,796)		$1,696,045
Written Options (k) (0.1%) (Premiums $5,491)		(1,173)
Other Assets and Liabilities (Net) (35.0%)		(439,166)

Net Assets 100.0%		$1,255,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $4,859 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $147,956 at a weighted average interest rate of 0.359%. On December 31, 2011, securities valued at $75,752 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $86,475 and cash of $9 have been pledged as collateral for the following open futures contracts on December 31, 2011:

	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	288	$21
90-Day Eurodollar March Futures	Long	03/2013	200	5
E-mini S&P 500 Index March Futures	Short	03/2012	12,595	(15,835)
S&P 500 Index March Futures	Short	03/2012	1,492	(8,703)
U.S. Treasury 5-Year Note March Futures	Long	03/2012	15	9
U.S. Treasury 10-Year Note March Futures	Long	03/2012	4	2

				$(24,501)

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:
Securities with an aggregate market value of $10,798 and cash of $523 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Depreciation
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	$127,300	$1,149	$(1,002)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041		$51,700	$(15,812)	$(408)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	EUR	39,300	436	1,624
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		7,800	551	135

						$(14,825)	$1,351

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%	$9,000	$106	$189	$(83)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%	500	(5)	(7)	2
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	1,000	(13)	(16)	3
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.306%	1,500	(15)	(15)	0
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.306%	300	(3)	(8)	5
Brazil Government International Bond	GST	1.000%	06/20/2015	1.306%	500	(5)	(7)	2
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%	400	(4)	(11)	7
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	1,100	(14)	(11)	(3)
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.388%	16,300	(236)	(92)	(144)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%	1,700	(17)	(19)	2
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	13,000	(159)	(177)	18
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.306%	500	(5)	(5)	0
Brazil Government International Bond	MYC	1.950%	08/20/2016	1.512%	500	13	0	13
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)
China Government International Bond	BOA	1.000%	06/20/2015	1.149%	900	(4)	15	(19)
China Government International Bond	BPS	1.000%	03/20/2016	1.290%	300	(3)	4	(7)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%	700	(8)	8	(16)
China Government International Bond	BRC	1.000%	06/20/2016	1.350%	17,700	(257)	230	(487)
China Government International Bond	CBK	1.000%	06/20/2015	1.149%	200	(1)	3	(4)
China Government International Bond	CBK	1.000%	06/20/2016	1.350%	1,100	(16)	11	(27)
China Government International Bond	JPM	1.000%	06/20/2016	1.350%	2,300	(33)	24	(57)
China Government International Bond	RYL	1.000%	06/20/2015	1.149%	400	(2)	7	(9)
China Government International Bond	UAG	1.000%	06/20/2016	1.350%	1,100	(16)	12	(28)
France Government Bond	BRC	0.250%	03/20/2016	2.031%	800	(56)	(30)	(26)
France Government Bond	DUB	0.250%	03/20/2016	2.031%	400	(28)	(16)	(12)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	300	(24)	(11)	(13)
France Government Bond	MYC	0.250%	03/20/2016	2.031%	500	(35)	(17)	(18)
France Government Bond	RYL	0.250%	12/20/2015	1.997%	700	(46)	(14)	(32)
France Government Bond	RYL	0.250%	03/20/2016	2.031%	500	(35)	(17)	(18)
France Government Bond	UAG	0.250%	03/20/2016	2.031%	400	(28)	(16)	(12)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%	3,000	(147)	(59)	(88)
General Electric Capital Corp.	BRC	1.670%	03/20/2013	1.612%	800	1	0	1
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.124%	3,900	302	139	163
Germany Government Bond	BOA	0.250%	09/20/2016	0.956%	9,200	(294)	(165)	(129)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	300	(3)	4	(7)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	700	(7)	6	(13)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%	300	(22)	(9)	(13)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%	300	(22)	(9)	(13)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%	400	(30)	(12)	(18)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	4.586%	1,700	(217)	(36)	(181)
MetLife, Inc.	BOA	1.000%	12/20/2015	3.060%	4,200	(312)	(203)	(109)
MetLife, Inc.	CBK	1.000%	12/20/2015	3.060%	2,300	(171)	(84)	(87)
MetLife, Inc.	GST	1.000%	09/20/2015	3.006%	3,700	(253)	(238)	(15)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%	5,800	(397)	(344)	(53)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.281%	300	(3)	(4)	1
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.773%	2,000	(123)	(87)	(36)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%	800	(4)	(18)	14
Mexico Government International Bond	CBK	1.000%	03/20/2015	1.173%	500	(3)	(12)	9
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.281%	700	(7)	(11)	4
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.473%	2,200	(118)	(64)	(54)
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	4.859%	14,700	(2,003)	(479)	(1,524)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%	1,000	(143)	(20)	(123)
Republic of Italy Government Bond	MYC	1.000%	03/20/2016	4.859%	5,200	(708)	(169)	(539)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%	300	(31)	(20)	(11)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%	200	(20)	(13)	(7)
Spain Government Bond	GST	1.000%	06/20/2016	3.736%	1,000	(106)	(60)	(46)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	2,300	14	40	(26)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%	300	2	6	(4)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%	2,400	20	55	(35)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%	600	7	3	4
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%	300	1	5	(4)
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%	2,700	31	5	26
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%	800	5	14	(9)

						$(5,716)	$(1,830)	$(3,886)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$7,900	$578	$995	$(417)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	3,600	264	434	(170)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	447	718	(271)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	700	51	80	(29)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	2,600	191	301	(110)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	5,100	409	698	(289)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	2,100	168	283	(115)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	5,400	434	730	(296)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	1,600	128	190	(62)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	2,900	233	386	(153)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	800	64	104	(40)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	200	16	26	(10)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,200	96	156	(60)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	400	33	56	(23)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	1,200	102	127	(25)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	400	34	54	(20)
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	1,254	9	0	9
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	289	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	579	8	0	8

					$3,269	$5,338	$(2,069)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	GLM		$888,700	$2,968	$(907)	$3,875
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		438,000	1,905	(1,594)	3,499
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS	BRL	1,400	6	0	6
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		200	2	1	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		800	17	0	17
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		1,000	30	(7)	37
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		3,600	2	(3)	5
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		3,700	3	(2)	5
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		4,000	7	0	7
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		3,200	22	(6)	28
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		1,300	11	0	11
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		2,800	46	0	46
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		2,500	38	(2)	40
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		12,900	217	4	213
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		22,600	379	44	335
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		13,600	220	26	194
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		5,000	81	0	81
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		3,100	53	(4)	57
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		2,700	35	3	32
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		2,400	31	3	28
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		1,900	34	3	31
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,000	74	11	63
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		900	17	2	15
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		7,500	155	30	125
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		38,600	797	(51)	848
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		900	20	3	17
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		11,900	238	49	189
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		5,100	108	19	89
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		8,000	190	12	178
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		2,500	1	(8)	9
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		5,900	6	(10)	16
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		2,700	8	(1)	9
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		1,900	7	0	7
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		500	3	1	2
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		600	6	0	6
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		900	10	1	9
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		4,800	55	0	55
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		2,400	38	(1)	39
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		2,600	53	12	41
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		900	20	0	20
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		1,900	46	0	46
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		1,000	26	3	23
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		8,000	235	8	227
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		6,100	181	9	172
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,600	51	13	38
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		5,700	160	0	160
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		$1,400	(414)	(6)	(408)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	BRC		10,500	(197)	94	(291)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	MYC		16,800	(315)	162	(477)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	400	(1)	0	(1)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		600	(2)	0	(2)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	BRC	EUR	9,300	84	(175)	259
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS	GBP	9,000	847	590	257
Pay	6-Month GBP-LIBOR	3.250%	06/20/2042	BRC		700	45	(5)	50
Pay	6-Month GBP-LIBOR	3.250%	06/20/2042	HUS		600	39	(4)	43
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	2,200	(1)	1	(2)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		4,200	(2)	2	(4)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		6,400	(4)	1	(5)

							$8,691	$(1,679)	$10,370

(j)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index March Futures	1,650.000	03/15/2012	4,357	$120	$54

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$22,900	$90	$125

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 01/01/2042	FBF	$89.000	01/05/2012	$109,000	$13	$0
Put - OTC Fannie Mae 4.500% due 10/01/2041	FBF	92.000	01/05/2012	39,000	4	0
Put - OTC Fannie Mae 5.500% due 03/01/2041	FBF	90.000	03/05/2012	108,000	13	0

					$30	$0

(k)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	214	$175	$(17)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$30,500	$174	$(41)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	45,800	92	(2)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	35,500	134	(19)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	20,300	171	(8)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,400	16	(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	11,000	49	(39)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	16,800	119	(94)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	19,000	113	(8)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,000	62	(4)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	76,200	212	(269)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	89,200	702	(35)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,700	234	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,700	69	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	17,600	192	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,000	166	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	10,800	117	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	5,700	59	(29)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	21,900	225	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	14,700	144	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	38,400	309	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	6,100	73	(40)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,700	289	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	20,600	286	(135)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	3,400	43	(22)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	28,100	390	(184)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	39,700	276	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,400	20	0

							$4,834	$(939)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$(53)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	(120)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	(16)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	(28)

						$482	$(217)

(l)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2042	$39,000	$41,206	$(41,511)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	838	896	(896)

				$42,102	$(42,407)

(m)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	877	02/2012	CBK	$0	$(16)	$(16)
Buy	BRL	2,788	01/2012	HUS	9	0	9
Sell		2,788	01/2012	HUS	26	0	26
Buy		21,392	01/2012	JPM	65	0	65
Sell		21,392	01/2012	JPM	73	(12)	61
Buy		39,537	01/2012	MSC	13	(931)	(918)
Sell		39,537	01/2012	MSC	13	(114)	(101)
Buy		6,947	01/2012	UAG	21	0	21
Sell		6,947	01/2012	UAG	62	(6)	56
Buy		18,916	03/2012	JPM	6	0	6
Sell	CAD	9,931	02/2012	BRC	0	(38)	(38)
Buy		4,128	02/2012	CBK	79	0	79
Sell		1,702	02/2012	CBK	0	(28)	(28)
Sell		17,384	02/2012	DUB	0	(97)	(97)
Sell		308	02/2012	GST	0	(3)	(3)
Sell		792	02/2012	JPM	0	(9)	(9)
Sell		855	02/2012	MSC	0	(6)	(6)
Sell		25,731	02/2012	RBC	7	(111)	(104)
Sell		12,783	02/2012	UAG	0	(79)	(79)
Buy	CNY	6,426	02/2012	HUS	14	0	14
Sell		10,870	02/2012	HUS	0	(16)	(16)
Sell		8,952	02/2012	JPM	0	(13)	(13)
Buy		23,675	06/2012	BRC	21	0	21
Sell		2,562	06/2012	BRC	0	(3)	(3)
Buy		16,242	06/2012	CBK	8	0	8
Buy		10,208	06/2012	DUB	0	(13)	(13)
Sell		1,277	06/2012	FBL	0	(1)	(1)
Buy		20,435	06/2012	HUS	12	0	12
Sell		63,488	06/2012	HUS	22	0	22
Buy		38,374	06/2012	JPM	31	0	31
Sell		8,322	06/2012	JPM	0	(8)	(8)
Buy		14,662	06/2012	MSC	4	0	4
Buy		3,206	06/2012	RYL	4	0	4
Sell		3,206	06/2012	UAG	0	(4)	(4)
Buy		47,621	02/2013	CBK	0	(64)	(64)
Buy		12,620	02/2013	GST	0	(24)	(24)
Buy		25,000	02/2013	HUS	0	(25)	(25)
Sell	EUR	16,597	01/2012	BRC	1,218	0	1,218
Buy		2,170	01/2012	CBK	0	(169)	(169)
Sell		2,356	01/2012	CBK	25	0	25
Sell		19,768	01/2012	DUB	1,359	0	1,359
Sell		38,799	01/2012	FBL	1,617	0	1,617
Buy		38,799	01/2012	GST	0	(689)	(689)
Buy		333	01/2012	JPM	0	(22)	(22)
Sell		710	01/2012	MSC	10	0	10
Sell		1,707	01/2012	RBC	72	0	72
Sell		2,316	01/2012	UAG	28	0	28
Sell		38,799	02/2012	GST	691	0	691
Sell	GBP	3,104	01/2012	BRC	47	0	47
Sell		12,432	01/2012	GST	145	0	145
Sell		345	01/2012	JPM	4	0	4
Buy		15,881	01/2012	RBC	0	(206)	(206)
Sell		15,881	02/2012	RBC	206	0	206
Sell	IDR	12,210,000	01/2012	BRC	34	0	34
Buy		18,756,140	01/2012	CBK	0	(39)	(39)
Sell		13,741,565	01/2012	MSC	29	0	29
Sell		8,474,000	01/2012	UAG	18	0	18
Sell		2,463,000	07/2012	BRC	3	0	3
Sell		226,458	07/2012	GST	0	0	0
Buy		34,096,883	07/2012	HUS	0	(161)	(161)
Sell		15,738,000	07/2012	HUS	23	0	23
Buy	MXN	726	03/2012	BRC	0	0	0
Buy		24,189	03/2012	HUS	0	(56)	(56)
Sell		98,231	03/2012	HUS	261	0	261
Sell		17,382	03/2012	MSC	61	0	61
Sell		18,689	03/2012	UAG	68	0	68
Sell	MYR	6,452	04/2012	CBK	60	0	60
Buy		6,452	04/2012	UAG	0	(100)	(100)
Sell	PHP	246,862	03/2012	BRC	142	0	142
Buy		263,164	03/2012	CBK	0	(14)	(14)
Sell		7,000	03/2012	CBK	0	(2)	(2)
Sell		12,855	03/2012	GST	7	0	7
Buy		19,000	03/2012	HUS	0	(3)	(3)
Buy		25,228	03/2012	JPM	0	(2)	(2)
Sell		61,631	03/2012	JPM	4	(10)	(6)
Buy		20,955	03/2012	MSC	0	(3)	(3)
Sell	TWD	7,078	01/2012	BRC	0	(3)	(3)
Buy		13,187	01/2012	CBK	0	(24)	(24)
Sell		6,109	01/2012	MSC	0	(2)	(2)
Sell	ZAR	660	01/2012	BRC	0	0	0
Buy		4,560	01/2012	JPM	0	(62)	(62)
Sell		3,900	01/2012	JPM	4	0	4

					$6,626	$(3,188)	$3,438

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,119	$0	$1,119
Corporate Bonds & Notes
Banking & Finance	0	232,404	1,899	234,303
Industrials	0	130,972	0	130,972
Utilities	0	54,155	0	54,155
Municipal Bonds & Notes
California	0	11,787	0	11,787
Illinois	0	3,167	0	3,167
Iowa	0	66	0	66
Louisiana	0	25	0	25
Nevada	0	5,135	0	5,135
New Jersey	0	1,644	0	1,644
New York	0	21,264	0	21,264
Ohio	0	6,643	0	6,643
Texas	0	4,698	0	4,698
West Virginia	0	206	0	206
U.S. Government Agencies	0	636,994	0	636,994
U.S. Treasury Obligations	0	189,673	0	189,673
Mortgage-Backed Securities	0	89,954	0	89,954
Asset-Backed Securities	0	42,812	6,707	49,519
Sovereign Issues	0	117,171	0	117,171
Convertible Preferred Securities
Banking & Finance	11,787	0	0	11,787
Industrials	0	0	9	9
Preferred Securities
Banking & Finance	0	1,288	638	1,926
Short-Term Instruments
Certificates of Deposit	0	18,573	0	18,573
Commercial Paper	0	6,297	0	6,297
Repurchase Agreements	0	10,776	0	10,776
U.S. Treasury Bills	0	310	0	310
PIMCO Short-Term Floating NAV Portfolio	87,693	0	0	87,693
Purchased Options
Equity Contracts	54	0	0	54
Interest Rate Contracts	0	125	0	125
	$99,534	$1,587,258	$9,253	$1,696,045
Short Sales, at value	$0	$(42,407)	$0	$(42,407)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	295	0	295
Foreign Exchange Contracts	0	6,626	0	6,626
Interest Rate Contracts	37	13,319	0	13,356
	$37	$20,240	$0	$20,277
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,252)	0	(7,252)
Equity Contracts	(24,538)	0	0	(24,538)
Foreign Exchange Contracts	0	(3,188)	0	(3,188)
Interest Rate Contracts	0	(2,554)	(217)	(2,771)

	$(24,538)	$(12,994)	$(217)	$(37,749)

Totals	$75,033	$1,552,097	$9,036	$1,636,166

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$1,918	$0	$0	$(8)	$0	$(11)	$0	$0	$1,899	$(11)
Industrials	2,475	0	(2,562)	16	2	69	0	0	0	0
Mortgage-Backed Securities	10,112	9,599	(19,718)	1	1	5	0	0	0	0
Asset-Backed Securities	15,547	0	(4,734)	35	133	(460)	0	(3,814)	6,707	(267)
Preferred Securities Banking & Finance	646	0	0	0	0	(8)	0	0	638	(7)
Convertible Preferred Securities	0	0	0	0	0	9	0	0	9	9

	30,698	9,599	(27,014)	44	136	(396)	0	(3,814)	9,253	(276)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,803)	$0	$0	$0	$925	$661	$0	$0	$(217)	$100

Totals	$28,895	$9,599	$(27,014)	$44	$1,061	$265	$0	$(3,814)	$9,036	$(176)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 89.6%
ARIZONA 2.6%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$335
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	297
Pima County, Arizona Regional Transportation Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,000	1,176

		1,808

CALIFORNIA 7.5%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.040% due 11/01/2026	300	300
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	422
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	280
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,768
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	323
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	581
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2016	150	173
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.020% due 07/01/2035	400	400
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	294
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	67
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	613

		5,244

COLORADO 1.4%
Colorado Health Facilities Authority Revenue Notes, Series 2010
5.000% due 01/01/2016	575	646
Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	339

		985

CONNECTICUT 1.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
0.020% due 07/01/2036	500	500
University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	513

		1,013

DISTRICT OF COLUMBIA 1.7%
District of Columbia Revenue Notes, Series 2011
4.000% due 12/01/2017	1,000	1,156

FLORIDA 3.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2013	250	263
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,218
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	263
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	174
Miami-Dade County, Florida Water & Sewer System Revenue Notes, (SGI Insured), Series 2007
4.000% due 10/01/2015	320	350

Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	90

		2,358

GEORGIA 1.1%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	586
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	150	168

		754

ILLINOIS 2.0%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	341
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	500	578
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2003
0.000% due 11/01/2019	650	491

		1,410

INDIANA 4.3%
Brownsburg 1999 School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2005
5.000% due 08/01/2016	250	286
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,204
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	365
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	595
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	588

		3,038

IOWA 0.8%
Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	250	253
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	283

		536

KANSAS 0.4%
Wyandotte County-Kansas City Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	250	281

LOUISIANA 1.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2010
5.000% due 10/01/2017	250	269
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	543

		812

MASSACHUSETTS 4.5%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
1.396% due 12/01/2014	400	423
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.070% due 03/01/2026	500	500
Commonwealth of Massachusetts General Obligation Notes, (SGI Insured), Series 2003
5.259% due 12/01/2012	200	204
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.277% due 01/01/2018	500	492
Massachusetts Water Resources Authority Revenue Bonds, (AMBAC Insured), Series 1993
5.250% due 12/01/2015	250	274
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,218

		3,111

MISSISSIPPI 1.0%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	244
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	453

		697

MISSOURI 2.1%
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2011
3.000% due 09/01/2017	500	522

Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	421
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.030% due 09/01/2030	500	500

		1,443

NEVADA 1.1%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	250	255
4.000% due 07/01/2014	505	534

		789

NEW JERSEY 4.8%
Garden State Preservation Trust, New Jersey Revenue Bonds, (AGM Insured), Series 2005
5.800% due 11/01/2016	100	119
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	515
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,116
New Jersey Higher Education Student Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	325
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	604
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	689

		3,368

NEW MEXICO 0.9%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	604

NEW YORK 16.5%
Long Island Power Authority, New York Revenue Notes, Series 2010
4.000% due 05/01/2014	205	218
Monroe County, New York Industrial Development Corp., Michigan Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	422
New York City, New York General Obligation Bonds, Series 1993
0.050% due 08/01/2020	500	500
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	845
5.250% due 03/01/2021	1,000	1,210
New York City, New York General Obligation Notes, Series 2010
5.000% due 08/01/2016	300	352
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.415% due 03/01/2027	450	338
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	500	620
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.020% due 11/01/2022	400	400
New York City, New York Transitional Finance Authority Revenue Notes, Series 2009
5.000% due 01/15/2018	300	360
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	610
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	910
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	610
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,607
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	237
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,195
5.000% due 03/15/2019	250	309
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	484
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	310

		11,537

NORTH CAROLINA 4.1%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	306
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	288
5.000% due 07/01/2018	500	560
North Carolina Municipal Power Agency No. 1 Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2014	500	524

North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,204

		2,882

OHIO 5.5%
Akron University, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,166
Cincinnati City School District, Ohio General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	580
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	151
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	466
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,194
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	298

		3,855

OREGON 0.4%
Portland, Oregon Revenue Notes, Series 2010
5.000% due 03/01/2019	250	307

PENNSYLVANIA 2.3%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2010
5.000% due 06/01/2020	500	600
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.050% due 07/01/2025	300	300
Philadelphia PA Water & Sewer Revenue, Pennsylvania Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	461
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2010
3.000% due 07/01/2012	255	257

		1,618

SOUTH CAROLINA 1.0%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	235
Woodruff-Roebuck Water District, South Carolina Revenue Notes, (AGM Insured), Series 2010
3.000% due 06/01/2016	425	456

		691

TEXAS 8.8%
Austin, Texas Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	583
Austin, Texas Revenue Notes, Series 2009
5.000% due 11/15/2013	200	216
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	591
Houston TX Utility System Revenue, Texas Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	930
Houston TX Utility System Revenue, Texas Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,206
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,224
Lower Colorado River Authority, Texas Revenue Notes, (BHAC Insured), Series 2008
5.000% due 05/15/2012	40	41
Montgomery County, Texas Municipal Utility District No 67 General Obligation Notes, Series 2010
3.000% due 09/01/2013	605	624
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	294
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	227
University of Texas System Revenue Notes, Series 2010
5.000% due 08/15/2018	150	185

		6,121

UTAH 2.3%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	360
Timpanogos Special Service District, Utah Revenue Notes, Series 2010
2.500% due 06/01/2012	475	478
Utah County, Utah Revenue Notes, (AGC Insured), Series 2009
2.500% due 12/01/2013	200	205
Utah Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2013	400	426

Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 04/01/2016	145	161

		1,630

VIRGINIA 1.8%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	763
Spotsylvania County, Virginia Revenue Notes, Series 2010
4.000% due 06/01/2015	260	286
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	186

		1,235

WASHINGTON 3.4%
Mountlake Terrace, Washington Revenue Notes, Series 2010
4.000% due 12/01/2016	230	258
Seattle, Washington Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	267
Seattle, Washington Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,245
Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2018	300	346
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	238

		2,354

WISCONSIN 0.9%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	304
Wisconsin State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 05/01/2015	150	170
Wisconsin State Revenue Notes, Series 2008
5.000% due 06/01/2016	150	177

		651

WYOMING 0.4%
University of Wyoming Revenue Notes, Series 2010
4.000% due 06/01/2016	260	288

Total Municipal Bonds & Notes (Cost $60,108)		62,576

SHORT-TERM INSTRUMENTS 10.8%
REPURCHASE AGREEMENTS 8.7%
State Street Bank and Trust Co.
0.010% due 01/03/2012	6,056	6,056

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $6,180. Repurchase proceeds are $6,056.)
U.S. TREASURY BILLS 2.1%
0.040% due 03/08/2012 - 06/14/2012 (a)(b)	1,510	1,510

Total Short-Term Instruments (Cost $7,566)		7,566

Total Investments 100.4% (Cost $67,674)		$70,142
Other Assets and Liabilities (Net) (0.4%)		(292)

Net Assets 100.0%		$69,850

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $550 have been pledged as collateral as of December 31, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $710 at a weighted average interest rate of 0.180%. On December 31, 2011, there were no open reverse repurchase agreements.

(d)	OTC swap agreements outstanding on December 31, 2011:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.600%	11/01/2012	MYC	$470	$3	$(4)	$7
Receive	3-Month USD-CPURNSA Index	1.560%	11/01/2012	BRC	61	1	0	1
Receive	3-Month USD-CPURNSA Index	1.560%	11/01/2012	MYC	5,292	78	27	51
Receive	3-Month USD-CPURNSA Index	1.810%	11/01/2013	BRC	61	0	0	0
Receive	3-Month USD-CPURNSA Index	1.810%	11/01/2013	MYC	5,762	23	22	1
Receive	3-Month USD-CPURNSA Index	2.020%	11/01/2014	BRC	61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.020%	11/01/2014	MYC	5,762	(39)	22	(61)
Receive	3-Month USD-CPURNSA Index	2.180%	11/01/2015	BRC	61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.180%	11/01/2015	MYC	5,762	(91)	22	(113)
Receive	3-Month USD-CPURNSA Index	2.300%	11/01/2016	BRC	61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.300%	11/01/2016	MYC	5,763	(126)	22	(148)
Receive	3-Month USD-CPURNSA Index	2.390%	11/01/2017	BRC	61	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.390%	11/01/2017	MYC	5,763	(159)	22	(181)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BRC	61	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC	5,763	(180)	22	(202)
Receive	3-Month USD-CPURNSA Index	2.510%	11/01/2019	BRC	61	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.510%	11/01/2019	MYC	5,763	(205)	(43)	(162)
Receive	3-Month USD-CPURNSA Index	2.510%	11/01/2020	BRC	1,311	(24)	1	(25)
Receive	3-Month USD-CPURNSA Index	2.510%	11/01/2020	MYC	4,513	(83)	27	(110)
Receive	3-Month USD-CPURNSA Index	2.380%	11/01/2021	BRC	5,354	(83)	0	(83)
Receive	3-Month USD-CPURNSA Index	2.380%	11/01/2021	MYC	470	7	(5)	12

						$(886)	$135	$(1,021)

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,808	$0	$1,808
California	0	5,244	0	5,244
Colorado	0	985	0	985
Connecticut	0	1,013	0	1,013
District of Columbia	0	1,156	0	1,156
Florida	0	2,358	0	2,358
Georgia	0	754	0	754
Illinois	0	1,410	0	1,410
Indiana	0	3,038	0	3,038
Iowa	0	536	0	536
Kansas	0	281	0	281
Louisiana	0	812	0	812
Massachusetts	0	3,111	0	3,111
Mississippi	0	697	0	697
Missouri	0	1,443	0	1,443
Nevada	0	789	0	789
New Jersey	0	3,368	0	3,368
New Mexico	0	604	0	604
New York	0	11,537	0	11,537
North Carolina	0	2,882	0	2,882
Ohio	0	3,855	0	3,855
Oregon	0	307	0	307
Pennsylvania	0	1,618	0	1,618
South Carolina	0	691	0	691
Texas	0	6,121	0	6,121
Utah	0	1,630	0	1,630
Virginia	0	1,235	0	1,235
Washington	0	2,354	0	2,354
Wisconsin	0	651	0	651
Wyoming	0	288	0	288

Short-Term Instruments
Repurchase Agreements	0	6,056	0	6,056
U.S. Treasury Bills	0	1,510	0	1,510
	$0	$70,142	$0	$70,142

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	0	72	0	72
	$0	$72	$0	$72

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	(1,093)	0	(1,093)
	$0	$(1,093)	$0	$(1,093)

Totals	$0	$69,121	$0	$69,121

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2011

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Ally Financial, Inc.
6.000% due 06/11/2012		$23,000	$22,080
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,900	9,751
Charter Communications, Inc.
3.830% due 09/06/2016		4,975	4,877
Chrysler Group LLC
6.000% due 05/24/2017		7,232	6,861
CommScope, Inc.
5.000% due 01/14/2018		10,918	10,872
Delos Aircraft, Inc.
7.000% due 03/17/2016		41,146	41,414
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		44,277	44,201
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013		2	2
HCA, Inc.
2.546% due 11/17/2013		71,500	70,502
2.796% due 05/02/2016		105,779	99,482
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		24,875	24,823
International Lease Finance Corp.
6.750% due 03/17/2015		40,000	40,242
JBS USA LLC
4.250% due 05/25/2018		17,955	17,551
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	11,000	14,213
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		$3,256	3,243
Rovi Corp.
4.000% due 02/07/2018		5,955	5,933
Sensata Technologies B.V.
4.000% due 05/12/2018		24,875	24,688
Sofomex S.A. de C.V.
3.794% due 04/27/2012		70,600	70,280
Springleaf Finance Corp.
5.500% due 05/10/2017		477,950	417,161
Sungard Data Systems, Inc.
3.778% due 02/28/2014		3,500	3,466
Syniverse Holdings, Inc.
5.250% due 12/21/2017		6,930	6,939
Texas Competitive Electric Holdings Co. LLC
4.776% due 10/10/2017		30,856	19,645
TransDigm, Inc.
4.000% due 02/14/2017		11,880	11,798
U.S. Airways Group, Inc.
2.796% due 03/23/2014		26,980	23,351
UCI International, Inc.
5.500% due 07/26/2017		4,950	4,969
Vodafone Group PLC
6.250% due 07/24/2016		146,400	146,400
6.875% due 08/17/2015		148,775	148,775
Yell Group PLC
4.046% due 07/31/2014		25,904	7,253

Total Bank Loan Obligations (Cost $1,393,075)			1,300,772

CORPORATE BONDS & NOTES 30.2%
BANKING & FINANCE 23.3%
21st Century Insurance Group
5.900% due 12/15/2013		160	164
Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	9,100
Abbey National Treasury Services PLC
2.002% due 04/25/2014		219,900	200,327
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		15,000	10,444
ACE INA Holdings, Inc.
5.700% due 02/15/2017		50	58
5.875% due 06/15/2014		3,400	3,753
Aflac, Inc.
6.900% due 12/17/2039		31,000	34,522
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	21,142
Aig-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	52,188

Allstate Corp.
5.000% due 08/15/2014		$70	76
6.125% due 12/15/2032		150	170
6.125% due 05/15/2067		5,200	4,745
6.500% due 05/15/2067		8,000	7,260
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		174,000	183,810
Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	27,165	34,890
Ally Financial, Inc.
0.000% due 12/01/2012		$32,400	30,537
0.000% due 06/15/2015		2,100	1,559
2.727% due 12/01/2014		12,300	10,757
3.649% due 02/11/2014		474,270	450,618
3.963% due 06/20/2014		272,600	256,288
4.500% due 02/11/2014		214,325	207,359
5.250% due 01/15/2014		61	58
5.700% due 10/15/2013		15	15
5.700% due 12/15/2013		312	302
5.750% due 01/15/2014		150	145
5.850% due 05/15/2013		60	59
5.850% due 06/15/2013		80	78
5.900% due 12/15/2013		194	188
5.900% due 01/15/2019		491	403
5.900% due 02/15/2019		474	395
5.900% due 10/15/2019		86	70
6.000% due 05/23/2012		45,235	45,461
6.000% due 11/15/2013		239	234
6.000% due 12/15/2013		111	109
6.000% due 02/15/2019		5,469	4,563
6.000% due 03/15/2019		15,434	12,645
6.000% due 04/15/2019		3,479	2,863
6.000% due 09/15/2019		569	469
6.050% due 08/15/2019		1,404	1,157
6.050% due 10/15/2019		1,732	1,427
6.100% due 11/15/2013		124	121
6.100% due 09/15/2019		820	671
6.125% due 10/15/2019		306	252
6.150% due 09/15/2013		50	49
6.150% due 11/15/2013		25	24
6.150% due 12/15/2013		35	34
6.150% due 08/15/2019		2,022	1,673
6.150% due 09/15/2019		785	624
6.150% due 10/15/2019		1,736	1,437
6.200% due 11/15/2013		206	202
6.200% due 03/15/2016		135	124
6.200% due 04/15/2019		2,980	2,513
6.250% due 07/15/2013		230	226
6.250% due 10/15/2013		111	109
6.250% due 11/15/2013		170	167
6.250% due 02/15/2016		280	255
6.250% due 12/15/2018		360	298
6.250% due 01/15/2019		554	472
6.250% due 04/15/2019		2,697	2,253
6.250% due 05/15/2019		1,161	972
6.250% due 07/15/2019		1,686	1,426
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		160	157
6.300% due 11/15/2013		211	207
6.300% due 03/15/2016		1,195	1,093
6.300% due 08/15/2019		542	458
6.350% due 02/15/2016		75	69
6.350% due 04/15/2016		259	236
6.350% due 10/15/2016		60	55
6.350% due 04/15/2019		1,184	1,012
6.350% due 07/15/2019		1,520	1,258
6.375% due 01/15/2014		120	117
6.400% due 03/15/2013		50	49
6.400% due 03/15/2016		50	46
6.400% due 12/15/2018		136	115
6.400% due 11/15/2019		2,403	2,023
6.500% due 02/15/2013		105	104
6.500% due 03/15/2013		117	116
6.500% due 04/15/2013		190	188
6.500% due 05/15/2013		228	221
6.500% due 06/15/2013		20	20
6.500% due 08/15/2013		50	49
6.500% due 11/15/2013		443	432
6.500% due 02/15/2016		46	43
6.500% due 03/15/2016		167	153
6.500% due 09/15/2016		436	398
6.500% due 10/15/2016		798	730
6.500% due 06/15/2018		2,860	2,495
6.500% due 11/15/2018		25	21
6.500% due 12/15/2018		812	703
6.500% due 05/15/2019		1,377	1,186

6.500% due 01/15/2020	42	36
6.550% due 10/15/2016	450	407
6.550% due 12/15/2019	105	90
6.600% due 08/15/2016	5,162	4,778
6.600% due 05/15/2018	100	88
6.600% due 06/15/2019	346	295
6.625% due 05/15/2012	110,520	111,901
6.650% due 02/15/2013	46	46
6.650% due 04/15/2016	119	111
6.650% due 06/15/2018	67	58
6.650% due 10/15/2018	562	488
6.700% due 05/15/2014	55	54
6.700% due 06/15/2014	263	259
6.700% due 08/15/2016	125	116
6.700% due 06/15/2018	2,828	2,447
6.700% due 11/15/2018	154	133
6.700% due 06/15/2019	582	503
6.700% due 12/15/2019	60	52
6.750% due 09/15/2012	1,490	1,480
6.750% due 10/15/2012	1,102	1,094
6.750% due 04/15/2013	123	122
6.750% due 06/15/2014	95	93
6.750% due 12/01/2014	164,094	165,680
6.750% due 07/15/2016	236	217
6.750% due 08/15/2016	1,968	1,825
6.750% due 09/15/2016	534	496
6.750% due 11/15/2016	236	216
6.750% due 06/15/2017	23	21
6.750% due 03/15/2018	421	369
6.750% due 07/15/2018	421	370
6.750% due 09/15/2018	276	239
6.750% due 10/15/2018	301	258
6.750% due 11/15/2018	488	429
6.750% due 05/15/2019	2,291	1,977
6.750% due 06/15/2019	682	583
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	89	82
6.800% due 09/15/2018	310	274
6.800% due 10/15/2018	501	443
6.850% due 04/15/2016	220	204
6.850% due 05/15/2016	60	56
6.850% due 07/15/2016	50	46
6.850% due 05/15/2018	201	179
6.875% due 08/28/2012	346,182	351,341
6.875% due 10/15/2012	987	980
6.875% due 08/15/2016	1,712	1,588
6.875% due 07/15/2018	100	88
6.900% due 06/15/2017	540	491
6.900% due 07/15/2018	1,022	899
6.900% due 08/15/2018	278	248
6.950% due 06/15/2017	138	125
7.000% due 02/01/2012	90,609	91,062
7.000% due 10/15/2012	892	887
7.000% due 12/15/2012	856	857
7.000% due 01/15/2013	947	935
7.000% due 08/15/2013	97	97
7.000% due 05/15/2016	269	249
7.000% due 08/15/2016	64	60
7.000% due 11/15/2016	427	399
7.000% due 12/15/2016	235	219
7.000% due 02/15/2017	75	70
7.000% due 06/15/2017	743	678
7.000% due 07/15/2017	789	720
7.000% due 02/15/2018	3,273	2,943
7.000% due 03/15/2018	508	458
7.000% due 05/15/2018	316	280
7.000% due 08/15/2018	170	152
7.000% due 09/15/2018	318	278
7.000% due 02/15/2021	191	166
7.000% due 09/15/2021	386	334
7.000% due 11/15/2024	11,604	9,612
7.050% due 03/15/2018	1,270	1,138
7.050% due 04/15/2018	558	504
7.100% due 09/15/2012	1,800	1,791
7.100% due 01/15/2013	255	252
7.125% due 08/15/2012	10,253	10,200
7.125% due 12/15/2012	304	304
7.125% due 10/15/2017	2,450	2,238
7.150% due 11/15/2012	264	263
7.150% due 06/15/2016	297	279
7.150% due 09/15/2018	353	319
7.150% due 03/15/2025	90	77
7.200% due 10/15/2017	736	673
7.250% due 08/15/2012	6,484	6,446
7.250% due 06/15/2016	375	353
7.250% due 09/15/2017	10,108	9,287

7.250% due 01/15/2018		912	826
7.250% due 04/15/2018		4,778	4,278
7.250% due 08/15/2018		5,497	4,979
7.250% due 09/15/2018		261	237
7.250% due 01/15/2025		2,346	1,988
7.250% due 02/15/2025		297	250
7.250% due 03/15/2025		210	180
7.300% due 12/15/2017		102	93
7.300% due 01/15/2018		2,684	2,453
7.350% due 04/15/2018		2,123	1,925
7.375% due 11/15/2016		5,102	4,983
7.375% due 04/15/2018		357	328
7.400% due 12/15/2017		2,217	2,039
7.500% due 10/15/2012		145	144
7.500% due 12/31/2013		177,215	182,531
7.500% due 05/15/2016		555	533
7.500% due 11/15/2016		8,653	8,214
7.500% due 08/15/2017		752	697
7.500% due 11/15/2017		1,551	1,429
7.500% due 12/15/2017		2,463	2,275
7.500% due 09/15/2020		255,200	258,709
7.500% due 03/15/2025		50	44
7.550% due 05/15/2016		10	10
7.625% due 11/15/2012		151	151
7.750% due 10/15/2012		123	123
7.750% due 10/15/2017		133	125
8.000% due 10/15/2017		167	158
8.000% due 11/15/2017		144	137
8.000% due 12/31/2018		3,500	3,456
8.000% due 03/15/2020		49,300	50,656
8.000% due 11/01/2031		71,670	67,809
8.125% due 11/15/2017		296	283
8.250% due 03/15/2017		40	39
8.300% due 02/12/2015		236,145	249,723
9.000% due 07/15/2015		276	273
9.000% due 07/15/2020		154	152
American Express Bank FSB
0.424% due 05/29/2012		32,325	32,304
0.576% due 06/12/2017		47,000	42,796
5.500% due 04/16/2013		276,640	289,278
6.000% due 09/13/2017		292,410	331,791
American Express Centurion Bank
5.550% due 10/17/2012		16,500	17,013
6.000% due 09/13/2017		310,900	352,083
American Express Co.
4.875% due 07/15/2013		6,300	6,591
5.500% due 09/12/2016		335	370
6.150% due 08/28/2017		32,375	37,080
6.800% due 09/01/2066		7,489	7,480
7.000% due 03/19/2018		299,014	361,707
7.250% due 05/20/2014		12,500	13,969
8.125% due 05/20/2019		500	647
8.150% due 03/19/2038		90	134
American Express Credit Corp.
0.414% due 02/24/2012		53,000	52,966
5.125% due 08/25/2014		84,500	90,848
5.375% due 10/01/2014	GBP	250	410
5.875% due 05/02/2013		$174,210	183,199
6.625% due 09/24/2012	GBP	100	160
7.300% due 08/20/2013		$515	559
American General Capital II
8.500% due 07/01/2030		112,200	107,712
American General Institutional Capital
7.570% due 12/01/2045		20,000	18,086
8.125% due 03/15/2046		46,450	42,269
American International Group, Inc.
0.000% due 10/15/2037		200,000	30,741
0.000% due 01/18/2047		135,329	17,084
0.445% due 10/22/2012	JPY	5,000,000	62,116
0.663% due 03/20/2012		$108,000	107,059
1.400% due 04/03/2012	JPY	5,600,000	71,906
1.753% due 07/19/2013	EUR	16,600	20,142
2.738% due 03/23/2012	SEK	234,000	34,024
2.750% due 12/21/2016	CHF	13,820	12,836
2.875% due 04/16/2015		81,335	79,569
3.375% due 06/29/2017		23,320	21,904
3.650% due 01/15/2014		$2,800	2,721
3.750% due 11/30/2013		139,700	137,149
4.250% due 05/15/2013		246,666	246,601
4.375% due 04/26/2016	EUR	14,650	17,116
4.500% due 12/20/2017 (q)	HKD	500,000	62,147
4.900% due 06/02/2014	CAD	77,586	73,239
4.950% due 03/20/2012		$260,730	258,449
5.000% due 06/26/2017	EUR	23,250	26,788
5.000% due 04/26/2023	GBP	26,500	32,880
5.050% due 10/01/2015		$188,011	182,256

5.450% due 05/18/2017		322,410	308,883
5.600% due 10/18/2016		123,771	119,444
5.850% due 01/16/2018		384,817	377,205
6.250% due 05/01/2036		264,540	237,881
6.250% due 03/15/2087		136,921	99,781
6.400% due 12/15/2020		33,400	33,754
6.765% due 11/15/2017	GBP	165,970	244,623
6.797% due 11/15/2017	EUR	61,132	75,342
7.980% due 06/15/2017	MXN	177,485	11,767
8.000% due 05/22/2068	EUR	129,150	134,558
8.175% due 05/15/2068		$956,036	860,432
8.250% due 08/15/2018		816,770	866,537
8.625% due 05/22/2068	GBP	122,950	154,662
Ameriprise Financial, Inc.
5.650% due 11/15/2015		$25	28
Amsouth Bank
5.200% due 04/01/2015		5,000	4,700
Anadarko Finance Co.
7.500% due 05/01/2031		400	485
ANZ National International Ltd.
3.125% due 08/10/2015		1,400	1,401
6.200% due 07/19/2013		243,350	258,336
ASB Finance Ltd.
1.514% due 02/13/2012	EUR	900	1,165
Asian Development Bank
4.500% due 09/04/2012		$160	164
ASIF Global Financing XIX
4.900% due 01/17/2013		21,493	21,690
ASIF II
5.125% due 01/28/2013	GBP	11,482	18,050
ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	22,709
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		$116,700	116,659
2.400% due 11/23/2016		76,700	76,080
3.700% due 01/13/2015		200	206
4.750% due 12/07/2018	GBP	300	458
AXA S.A.
6.463% due 12/29/2049		$800	516
Banco del Estado de Chile
4.125% due 10/07/2020		38,000	39,045
Banco do Brasil S.A.
4.500% due 01/22/2015		32,500	33,767
4.500% due 01/20/2016	EUR	50,000	63,935
6.000% due 01/22/2020		$11,500	12,650
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	5,013
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		24,500	24,837
Banco Santander Brasil S.A.
2.659% due 03/18/2014		486,400	463,679
4.250% due 01/14/2016		243,300	232,351
4.500% due 04/06/2015		40,400	39,390
Banco Santander Chile
1.659% due 04/20/2012		2,000	2,001
2.006% due 01/19/2016		169,700	157,821
2.875% due 11/13/2012		65,700	66,131
Bank of America Corp.
0.661% due 10/14/2016 (k)		45,000	35,404
0.787% due 08/15/2016		70,800	54,987
1.040% due 09/11/2012		1,500	1,457
1.148% due 06/11/2012	GBP	5,000	7,641
1.848% due 01/30/2014		$25,200	22,765
1.941% due 07/11/2014		13,200	11,883
4.750% due 08/15/2013		500	498
4.750% due 04/03/2017	EUR	5,000	5,913
4.750% due 05/23/2017		5,300	5,076
4.858% due 02/14/2012	AUD	10,000	10,204
4.875% due 09/15/2012		$10,250	10,318
4.875% due 01/15/2013		5,310	5,333
4.900% due 05/01/2013		65	65
5.058% due 02/14/2017	AUD	11,000	8,627
5.125% due 11/15/2014		$125	125
5.200% due 03/15/2018		100	87
5.250% due 12/01/2015		275	254
5.250% due 11/09/2016	GBP	100	137
5.375% due 09/11/2012		$250	253
5.500% due 12/04/2019	GBP	500	716
5.625% due 10/14/2016		$185	178
5.650% due 05/01/2018		69,690	66,467
5.750% due 12/01/2017		49,840	47,144
6.000% due 09/01/2017		280,920	274,743
6.125% due 09/15/2021	GBP	200	283
6.500% due 08/01/2016		$10,575	10,662
7.000% due 06/15/2016	EUR	8,250	10,892
7.375% due 05/15/2014		$137,775	142,946

7.625% due 06/01/2019		29,705	30,756
7.800% due 09/15/2016		2,000	2,037
Bank of America Institutional Capital
8.070% due 12/31/2026		4,400	3,982
Bank of America N.A.
0.826% due 06/15/2016		121,860	98,522
5.300% due 03/15/2017		500	452
6.000% due 10/15/2036		51,600	42,978
6.100% due 06/15/2017		5,850	5,512
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	127,534
Bank of India
4.750% due 09/30/2015		14,200	13,726
Bank of Montreal
1.300% due 10/31/2014		95,000	94,916
2.850% due 06/09/2015		135,500	140,591
Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	522
4.600% due 01/15/2020		20	22
6.375% due 04/01/2012		200	203
Bank of Nova Scotia
1.450% due 07/26/2013		47,000	47,584
1.650% due 10/29/2015		164,300	164,282
2.250% due 01/22/2013		48,000	48,673
3.400% due 01/22/2015		25	26
Bank of Scotland PLC
5.250% due 02/21/2017		100	106
5.500% due 06/15/2012		12,000	12,217
5.625% due 05/23/2013	EUR	3,900	5,134
7.281% due 05/29/2049	GBP	50	52
7.286% due 05/29/2049		50	52
Bank One Capital III
8.750% due 09/01/2030		$325	431
Bank One Corp.
4.900% due 04/30/2015		10,000	10,570
7.750% due 07/15/2025		200	226
BankAmerica Capital II
8.000% due 12/15/2026		10	9
Barclays Bank PLC
1.925% due 01/28/2015		20,000	18,705
2.375% due 01/13/2014		42,000	41,133
2.500% due 01/23/2013		65,000	64,742
5.000% due 09/22/2016		1,800	1,867
5.125% due 01/08/2020		700	720
5.200% due 07/10/2014		4,400	4,539
5.250% due 05/27/2014	EUR	50	67
5.450% due 09/12/2012		$272,350	278,290
5.750% due 08/17/2021	GBP	750	1,174
6.000% due 01/23/2018	EUR	900	1,051
6.050% due 12/04/2017		$271,836	247,056
10.179% due 06/12/2021		496,697	527,562
14.000% due 11/29/2049	GBP	346,808	611,303
Barnett Capital III
1.054% due 02/01/2027		$2,000	1,449
Barrick International Barbados Corp.
5.750% due 10/15/2016		100	115
BB&T Corp.
3.200% due 03/15/2016		75	78
4.750% due 10/01/2012		145	149
BBVA Bancomer S.A.
4.500% due 03/10/2016		96,500	95,052
6.500% due 03/10/2021		191,600	185,612
Bear Stearns Cos. LLC
0.806% due 02/23/2012		1,000	999
0.869% due 11/21/2016		58,706	52,655
5.300% due 10/30/2015		21,590	23,242
5.350% due 02/01/2012		905	908
5.550% due 01/22/2017		1,355	1,434
5.700% due 11/15/2014		9,000	9,796
6.400% due 10/02/2017		271,429	303,690
7.250% due 02/01/2018		223,265	262,008
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		20	27
BFC Finance Corp.
7.375% due 12/01/2017		728	849
BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,078
BNP Paribas Home Loan Covered Bonds SFH
4.500% due 05/30/2014	EUR	3,800	5,136
4.750% due 05/28/2013		2,900	3,883
BNP Paribas S.A.
0.791% due 04/08/2013		$21,000	19,752
1.291% due 01/10/2014		700	646
3.600% due 02/23/2016		100,000	93,903
4.730% due 04/29/2049	EUR	5,000	4,659
5.000% due 01/15/2021		$149,000	143,617

5.186% due 06/29/2049		12,850	8,610
5.954% due 07/29/2049	GBP	14,850	16,017
7.195% due 06/29/2049		$25,500	18,041
BNY Mellon N.A.
4.750% due 12/15/2014		50	54
BNZ International Funding Ltd.
2.625% due 06/05/2012		10,000	10,080
Boeing Capital Corp.
5.800% due 01/15/2013		80	84
BPCE S.A.
2.185% due 02/07/2014		72,000	68,560
2.375% due 10/04/2013		59,900	58,041
4.625% due 07/29/2049	EUR	2,700	2,029
6.117% due 10/29/2049		300	225
9.000% due 03/29/2049		10,200	9,406
BRFkredit A/S
0.653% due 04/15/2013		$300	300
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	65,145
2.000% due 02/04/2013		36,100	36,515
Capital One Bank USA N.A.
6.500% due 06/13/2013		55	58
8.800% due 07/15/2019		115,000	131,707
Capital One Capital V
10.250% due 08/15/2039		30,000	31,312
Capital One Capital VI
8.875% due 05/15/2040		53,600	55,823
Capital One Financial Corp.
2.125% due 07/15/2014		30	30
5.500% due 06/01/2015		50	54
6.150% due 09/01/2016		8,462	8,816
6.250% due 11/15/2013		193	206
6.750% due 09/15/2017		230,475	258,622
7.375% due 05/23/2014		13,012	14,306
Caterpillar Financial Services Corp.
5.450% due 04/15/2018		25	29
6.209% due 06/29/2012	AUD	39,500	40,548
7.150% due 02/15/2019		$100	128
CBA Capital Trust I
5.805% due 08/29/2049		7,500	7,500
CBA Capital Trust II
6.024% due 03/29/2049		7,465	6,908
Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,401
Chubb Corp.
6.375% due 03/29/2067		6,000	5,955
6.500% due 05/15/2038		10,000	12,881
Cie de Financement Foncier
2.125% due 04/22/2013		4,000	3,959
CIT Group, Inc.
5.250% due 04/01/2014		90,900	91,014
7.000% due 05/01/2015		38,628	38,754
7.000% due 05/01/2016		32,047	32,087
7.000% due 05/01/2017		45,359	45,416
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,532
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,111
Citigroup Capital XXI
8.300% due 12/21/2077		$642,637	643,440
Citigroup Global Markets Holdings, Inc.
1.664% due 05/13/2035	EUR	20,000	13,293
Citigroup, Inc.
0.659% due 03/07/2014		$21,000	19,637
0.680% due 03/16/2012		54,442	54,318
0.715% due 11/05/2014		1,265	1,154
0.810% due 06/09/2016		82,300	64,331
1.307% due 02/15/2013		276,400	271,338
1.564% due 06/28/2013	EUR	12,600	15,672
1.609% due 03/05/2014		20,000	24,355
1.667% due 01/12/2012		24,000	31,063
1.848% due 01/13/2014		$404,200	393,302
2.157% due 05/15/2018		1,250	1,077
2.453% due 08/13/2013		215,480	211,599
3.625% due 11/30/2017	EUR	1,650	1,707
4.250% due 02/25/2030		60,000	52,805
4.587% due 12/15/2015		$77,135	77,712
4.750% due 05/19/2015		360	365
4.750% due 05/31/2017	EUR	11,500	12,309
4.750% due 02/10/2019		25,975	27,130
5.000% due 09/15/2014		$90,070	89,210
5.000% due 08/02/2019	EUR	3,910	4,971
5.125% due 05/05/2014		$70	72
5.125% due 12/12/2018	GBP	450	617
5.300% due 10/17/2012		$267,268	271,671
5.500% due 08/27/2012		203,242	206,552

5.500% due 04/11/2013		800,970	818,059
5.500% due 10/15/2014		15,681	16,133
5.500% due 02/15/2017		5,625	5,675
5.625% due 08/27/2012		36,517	37,075
5.850% due 07/02/2013		77,279	79,481
5.850% due 12/11/2034		500	494
5.875% due 07/01/2024	GBP	10,150	13,084
5.875% due 02/22/2033		$75	63
6.000% due 02/21/2012		3,500	3,520
6.000% due 12/13/2013		9,508	9,844
6.000% due 08/15/2017		94,142	98,798
6.010% due 01/15/2015		35,718	37,346
6.125% due 11/21/2017		150,975	161,364
6.125% due 05/15/2018		141,020	150,254
6.125% due 08/25/2036		400	346
6.250% due 09/02/2019	GBP	5,000	8,214
6.375% due 08/12/2014		$16,784	17,628
6.393% due 03/06/2023	EUR	70,100	85,217
6.400% due 03/27/2013		9,200	12,231
6.500% due 08/19/2013		$256,804	267,460
6.875% due 03/05/2038		15	17
7.375% due 06/16/2014	EUR	18,400	25,453
7.625% due 04/03/2018	GBP	5,000	8,825
8.125% due 07/15/2039		$192,749	236,339
8.500% due 05/22/2019		95,346	112,357
CNA Financial Corp.
5.850% due 12/15/2014		38,500	40,601
6.500% due 08/15/2016		6,250	6,768
Commonwealth Bank of Australia
0.814% due 07/12/2013		13,100	13,100
2.400% due 01/12/2012		700	700
Compass Bank
6.400% due 10/01/2017		25,000	25,011
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.650% due 08/17/2012		300	303
4.750% due 01/15/2020		2,200	2,343
6.875% due 03/19/2020	EUR	13,200	14,658
11.000% due 12/29/2049		$310,161	364,475
Corp. Andina de Fomento
5.750% due 01/12/2017		165	181
6.875% due 03/15/2012		55	56
8.125% due 06/04/2019		1,740	2,145
Countrywide Financial Corp.
0.875% due 05/07/2012		2,273	2,238
5.800% due 06/07/2012		398,383	399,276
6.250% due 05/15/2016		44,755	42,212
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		12,600	12,114
Credit Agricole S.A.
0.779% due 02/02/2012		4,100	4,087
1.862% due 01/21/2014		500	462
5.136% due 12/29/2049	GBP	11,350	9,871
6.637% due 05/29/2049 (k)		$37,847	22,330
6.637% due 05/29/2049		800	472
7.589% due 01/29/2049	GBP	150	135
Credit Suisse
2.200% due 01/14/2014		$141,400	139,925
4.375% due 08/05/2020		13,000	12,764
5.000% due 05/15/2013		231,900	237,988
5.300% due 08/13/2019		8,100	8,364
6.000% due 02/15/2018		615	607
Credit Suisse USA, Inc.
4.875% due 01/15/2015		25	26
5.125% due 08/15/2015		55	58
5.375% due 03/02/2016		250	265
5.500% due 08/15/2013		275	287
5.850% due 08/16/2016		1,490	1,628
6.500% due 01/15/2012		115	115
7.125% due 07/15/2032		40	47
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049 (k)		10,100	10,181
DanFin Funding Ltd.
1.103% due 07/16/2013		96,000	96,006
Danske Bank A/S
1.451% due 04/14/2014		12,600	12,153
2.500% due 05/10/2012		100	101
5.684% due 12/29/2049	GBP	17,100	19,386
DBS Bank Ltd.
0.681% due 05/16/2017		$22,000	21,615
5.000% due 11/15/2019		8,000	8,360
Deutsche Bank AG
2.118% due 09/22/2015	EUR	10,700	11,896
4.875% due 05/20/2013		$276,385	282,646
6.000% due 09/01/2017		359,350	401,902
Deutsche Bank Capital Funding Trust I
3.549% due 12/29/2049		14,600	8,833

Dexia Credit Local
2.000% due 03/05/2013		41,500	39,915
Dexia Credit Local S.A.
0.908% due 04/29/2014		732,000	664,523
2.750% due 01/10/2014		123,770	114,758
2.750% due 04/29/2014		128,800	117,167
DnB Bank ASA
6.012% due 03/29/2049	GBP	100	145
7.250% due 06/23/2020		50	81
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	3,200	4,261
Duke Realty LP
6.750% due 03/15/2020		$275	302
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		100	109
EuroCredit CDO I BV
2.647% due 09/03/2012	EUR	1,709	2,119
European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	219
European Financial Stability Facility
3.375% due 07/05/2021	EUR	20,100	26,455
European Investment Bank
1.250% due 09/20/2012	JPY	44,700	582
3.625% due 01/15/2021	EUR	44,200	60,241
4.000% due 10/15/2037		300	419
4.625% due 05/15/2014		$77	83
4.625% due 04/15/2020	EUR	47,600	69,691
5.125% due 09/13/2016		$39	45
FCE Bank PLC
7.125% due 01/16/2012	EUR	313,350	408,392
7.125% due 01/15/2013		319,300	423,586
FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,062
7.125% due 11/15/2012		12,845	13,028
Fifth Third Bancorp
5.450% due 01/15/2017		50	53
6.250% due 05/01/2013		100,180	105,354
8.250% due 03/01/2038		2,800	3,432
FIH Erhvervsbank A/S
0.912% due 06/13/2013		24,300	24,287
FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,026
FNBC Pass-Through Trust
8.080% due 01/05/2018		184	209
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		275,440	275,944
3.875% due 01/15/2015		100,000	99,711
5.625% due 09/15/2015		2,400	2,490
5.875% due 08/02/2021		159,100	166,058
6.625% due 08/15/2017		49,000	53,415
7.000% due 10/01/2013		94,314	100,253
7.000% due 04/15/2015		28,885	31,124
7.500% due 08/01/2012		389,176	401,911
7.800% due 06/01/2012		16,876	17,237
8.000% due 06/01/2014		250,966	273,349
8.000% due 12/15/2016		178,719	203,265
8.125% due 01/15/2020		30,400	35,886
8.700% due 10/01/2014		110,000	123,117
12.000% due 05/15/2015		63,225	77,935
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	130
Fortis Bank S.A.
4.625% due 10/29/2049		300	233
GATX Financial Corp.
5.500% due 02/15/2012		$7,080	7,099
GE Capital European Funding
1.682% due 05/17/2021	EUR	5,000	5,123
GE Capital UK Funding
1.220% due 03/20/2017	GBP	79,650	111,106
5.875% due 11/04/2020		200	342
6.000% due 04/11/2013		84	136
8.000% due 01/14/2039		300	614
General Electric Capital Corp.
0.563% due 09/20/2013		$25,000	24,285
0.571% due 10/06/2015		13,500	12,570
0.608% due 05/29/2012		700	699
0.693% due 03/20/2014		200	193
0.693% due 06/20/2014		38,000	37,245
0.703% due 12/20/2013		5,000	4,853
0.713% due 12/28/2018		27,400	23,605
0.733% due 03/20/2017		7,000	6,459
0.815% due 05/05/2026		29,950	22,244
4.625% due 09/15/2066	EUR	10,200	10,418
4.875% due 03/04/2015		$200	217
5.375% due 12/18/2040	GBP	200	306
5.500% due 09/15/2066		150	199

5.500% due 09/15/2067	EUR	171,850	175,709
5.625% due 09/15/2017		$565	626
5.650% due 06/09/2014		100	108
5.750% due 04/11/2025		100	99
5.875% due 01/14/2038		548,287	581,909
6.000% due 06/15/2012		300	307
6.250% due 07/15/2027		90	90
6.375% due 11/15/2067		272,600	269,192
6.500% due 09/15/2067	GBP	4,500	6,080
6.750% due 03/15/2032		$405	475
6.875% due 01/10/2039		11,000	13,200
8.125% due 05/15/2012		250	256
General Electric Capital Services, Inc.
7.500% due 08/21/2035		62,700	78,372
Genworth Financial, Inc.
6.500% due 06/15/2034		160	128
6.515% due 05/22/2018		15,000	13,780
7.700% due 06/15/2020		15,000	14,296
Genworth Global Funding Trusts
0.593% due 04/15/2014		500	463
0.597% due 05/15/2012		16,279	16,236
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440	41,117
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	16,174
GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120	97,793
Golden West Financial Corp.
4.750% due 10/01/2012		$100	103
Goldman Sachs Capital I
6.345% due 02/15/2034		750	636
Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	15,624
Goldman Sachs Group, Inc.
0.816% due 07/22/2015		21,726	19,032
0.894% due 01/12/2015		21,580	19,144
0.976% due 03/29/2017		35,000	29,031
1.020% due 03/22/2016		37,925	32,769
1.428% due 07/29/2013		33,800	32,780
1.435% due 02/07/2014		147,855	138,284
1.762% due 11/15/2014	EUR	200	230
1.808% due 05/18/2015		19,740	22,238
1.817% due 05/23/2016		131,500	142,260
1.884% due 02/04/2013		400	497
1.940% due 01/30/2017		58,850	61,835
1.964% due 08/12/2015 (q)		50,000	57,680
4.500% due 05/09/2016		5,200	6,427
4.750% due 07/15/2013		$500	507
4.750% due 01/28/2014	EUR	1,800	2,323
5.000% due 10/01/2014		$14,215	14,420
5.125% due 01/15/2015		112	115
5.150% due 01/15/2014		10,000	10,196
5.250% due 07/27/2021		196,335	191,817
5.350% due 01/15/2016		10,255	10,524
5.375% due 03/15/2020		5,500	5,436
5.500% due 11/15/2014		223	230
5.750% due 10/01/2016		1,430	1,485
5.950% due 01/18/2018		267,665	274,425
5.950% due 01/15/2027		2,690	2,524
6.000% due 05/01/2014		18,140	18,842
6.125% due 02/14/2017	GBP	500	794
6.150% due 04/01/2018		$402,525	415,870
6.250% due 09/01/2017		428,800	448,923
6.375% due 05/02/2018	EUR	13,400	17,878
6.450% due 05/01/2036		$155	140
6.750% due 10/01/2037		322,624	300,627
7.500% due 02/15/2019		57,253	63,301
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		1,000	998
Hartford Life Global Funding Trusts
0.726% due 06/16/2014		400	379
HBOS Capital Funding LP
6.071% due 06/29/2049		30,450	19,183
HBOS PLC
0.728% due 09/06/2017		6,571	4,653
1.279% due 09/30/2016		3,000	2,244
1.618% due 03/21/2017	EUR	700	668
2.071% due 03/29/2016		14,953	14,747
2.277% due 09/01/2016		1,231	1,218
6.750% due 05/21/2018		$265,038	212,712
HCP, Inc.
2.700% due 02/01/2014		14,000	13,988
5.625% due 02/28/2013		3,225	3,289
5.650% due 12/15/2013		2,530	2,662
6.000% due 01/30/2017		1,700	1,842
6.300% due 09/15/2016		13,000	14,281

6.450% due 06/25/2012		13,675	13,929
6.700% due 01/30/2018		27,900	31,046
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,311
HSBC Bank Capital Funding Sterling LP
5.862% due 04/29/2049	GBP	15,886	19,613
HSBC Bank PLC
2.000% due 01/19/2014		$148,800	146,651
HSBC Bank USA N.A.
4.625% due 04/01/2014		75	77
5.875% due 11/01/2034		4,500	4,348
6.000% due 08/09/2017		14,400	14,820
7.000% due 01/15/2039		250	271
HSBC Capital Funding LP
4.610% due 12/29/2049		400	369
10.176% due 12/29/2049		66,160	82,038
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	6,597
HSBC Finance Corp.
0.653% due 01/15/2014		5,000	4,608
0.957% due 06/01/2016		27,000	22,610
1.807% due 04/05/2013	EUR	71,400	89,401
5.000% due 06/30/2015		$205	208
5.250% due 01/15/2014		100	102
5.500% due 01/19/2016		500	512
5.650% due 01/10/2014		264	267
5.730% due 11/10/2013		229	233
5.780% due 10/10/2013		100	102
5.910% due 11/10/2013		550	561
6.375% due 11/27/2012		2,500	2,572
6.676% due 01/15/2021		200	207
7.000% due 05/15/2012		6,165	6,281
HSBC Finance Corp. CPI Linked Bond
5.940% due 09/15/2013		1,115	1,135
HSBC France S.A.
4.875% due 01/15/2014	EUR	1,700	2,306
HSBC Holdings PLC
4.875% due 01/14/2022		$15,000	15,879
6.375% due 10/18/2022	GBP	400	622
6.500% due 05/20/2024		350	620
6.500% due 05/02/2036		$194,600	196,913
6.500% due 09/15/2037		111,300	110,026
6.800% due 06/01/2038		600	622
HSBC USA, Inc.
0.688% due 01/29/2049		5,000	4,998
ILFC E-Capital Trust I
4.450% due 12/21/2065		32,706	19,459
ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	24,766
ING Bank NV
1.028% due 01/13/2012		70,100	70,093
1.379% due 03/30/2012		118,300	118,022
1.596% due 03/15/2013		282,500	276,019
1.940% due 06/09/2014		204,200	195,719
2.000% due 10/18/2013		91,600	89,518
2.500% due 01/14/2016		92,700	91,133
2.625% due 02/09/2012		17,200	17,232
2.650% due 01/14/2013		43,260	43,349
3.900% due 03/19/2014		2,600	2,745
6.875% due 05/29/2023	GBP	250	355
International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	80
7.625% due 01/19/2023		10	14
International Lease Finance Corp.
0.748% due 07/13/2012		28,955	28,090
4.750% due 01/13/2012		56,206	56,276
5.000% due 09/15/2012		57,141	57,141
5.250% due 01/10/2013		15,000	14,925
5.300% due 05/01/2012		198,975	199,472
5.350% due 03/01/2012		159,040	159,438
5.400% due 02/15/2012		169,748	170,172
5.550% due 09/05/2012		28,915	28,915
5.625% due 09/20/2013		54,718	53,692
5.750% due 05/15/2016		17,020	15,805
5.875% due 05/01/2013		57,540	56,965
6.375% due 03/25/2013		94,109	94,109
6.625% due 11/15/2013 (k)		88,813	88,813
6.750% due 09/01/2016		157,760	162,493
7.125% due 09/01/2018		27,358	28,452
Intesa Sanpaolo SpA
2.906% due 02/24/2014		366,800	323,144
3.625% due 08/12/2015		6,000	4,975
6.500% due 02/24/2021		40,000	32,871
8.047% due 06/29/2049	EUR	35,700	29,941
8.375% due 10/29/2049		6,000	5,475

IPIC GMTN Ltd.
3.125% due 11/15/2015		$27,000	27,067
4.875% due 05/14/2016	EUR	1,400	1,872
5.000% due 11/15/2020		$50,900	51,473
iStar Financial, Inc.
5.150% due 03/01/2012		10,000	10,000
5.950% due 10/15/2013		10,000	8,675
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		8,900	9,277
John Deere Capital Corp.
4.950% due 12/17/2012		85	89
5.100% due 01/15/2013		75	78
7.000% due 03/15/2012		175	177
JPMorgan Chase & Co.
0.579% due 11/01/2012		3,500	3,502
1.216% due 01/24/2014		65,000	64,055
1.296% due 05/02/2014		72,200	70,118
1.654% due 09/26/2013	EUR	30,975	39,167
1.967% due 10/12/2015		24,000	27,071
2.600% due 01/15/2016		$300	296
3.150% due 07/05/2016		629,570	633,308
3.450% due 03/01/2016		34,000	34,582
4.400% due 07/22/2020		19,800	20,249
4.650% due 06/01/2014		300	317
4.750% due 05/01/2013		753	788
4.750% due 03/01/2015		300	319
4.875% due 03/15/2014		645	674
5.250% due 05/01/2015		700	742
5.750% due 01/02/2013		40,425	41,946
6.000% due 01/15/2018		196,850	219,846
6.125% due 06/27/2017		35	39
6.300% due 04/23/2019		84,900	96,275
6.400% due 05/15/2038		260	302
6.625% due 03/15/2012		1,300	1,313
7.900% due 04/29/2049		12,040	12,862
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		600	603
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		73,765	66,089
5.375% due 09/28/2016	GBP	4,100	6,585
5.875% due 06/13/2016		$20	22
6.000% due 10/01/2017		318,700	343,328
JPMorgan Chase Capital XIII
1.529% due 09/30/2034		25	17
JPMorgan Chase Capital XV
5.875% due 03/15/2035		105	105
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		23,500	23,823
JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,389
JPMorgan Chase Capital XXI
1.379% due 01/15/2087		25,400	18,166
JPMorgan Chase Capital XXIII
1.457% due 05/15/2077		4,278	2,949
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	50,812
KBC Internationale Financieringsmaatschappij NV
5.000% due 03/16/2016	EUR	7,300	8,880
KeyBank N.A.
7.413% due 10/15/2027		$91,450	99,463
KeyCorp
6.500% due 05/14/2013		100,000	105,845
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,158
Korea Exchange Bank
4.875% due 01/14/2016 (k)		6,300	6,508
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012		640,080	642,031
2.000% due 09/07/2016	EUR	462,000	611,402
3.125% due 06/15/2018		50,000	68,765
4.000% due 01/27/2020		$138,940	157,121
4.125% due 10/15/2014		245	266
4.875% due 06/17/2019		23,600	28,092
Landwirtschaftliche Rentenbank
1.875% due 09/24/2012		125	126
4.875% due 11/16/2015		175	199
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	495	461
7.588% due 05/12/2020	GBP	41,800	48,037
7.625% due 10/14/2020	EUR	5,005	4,599
7.867% due 12/17/2019	GBP	24,000	27,954
7.869% due 08/25/2020 (k)		45,400	52,527
7.875% due 11/01/2020		$85,887	65,961
8.000% due 12/29/2049		63,970	46,698
8.500% due 12/29/2049		55,100	38,294
11.040% due 03/19/2020	GBP	18,553	25,211

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	4,000	3,520
7.625% due 12/09/2019	GBP	7,000	7,936
8.875% due 02/07/2020	EUR	5,000	5,015
9.125% due 07/15/2020	GBP	3,233	3,866
9.334% due 02/07/2020		33,634	41,656
15.000% due 12/21/2019 (k)		9,100	14,839
15.000% due 12/21/2019	EUR	4,800	6,585
LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	206,584
3.250% due 05/22/2014	EUR	1,200	1,627
Lehman Brothers Holdings, Inc.
1.000% due 06/05/2012 ^	JPY	900,000	2,163
1.690% due 06/05/2012 ^		600,000	1,423
4.850% due 09/03/2013 ^(q)	CAD	15,770	3,740
5.625% due 01/24/2013 ^		$152,570	40,812
5.750% due 01/03/2017 ^		200	0
6.000% due 01/25/2013 ^	GBP	10,650	4,796
6.200% due 09/26/2014 ^		$49,670	13,349
6.625% due 01/18/2012 ^		350	91
6.750% due 12/28/2017 ^		20,000	22
6.875% due 05/02/2018 ^		122,732	33,138
7.000% due 04/16/2019 ^		90	22
7.500% due 05/11/2038 ^		85,000	94
7.875% due 05/08/2018 ^	GBP	8,650	3,896
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,644
Lloyds TSB Bank PLC
2.766% due 01/24/2014		50,700	47,989
2.800% due 04/02/2012		58,700	58,964
4.375% due 01/12/2015		2,500	2,409
4.875% due 01/21/2016		187,700	183,128
5.625% due 03/05/2018	EUR	500	492
5.800% due 01/13/2020		$36,200	34,411
6.375% due 04/15/2014	GBP	300	485
6.375% due 01/21/2021		$15,290	15,343
6.750% due 10/24/2018	GBP	200	325
7.500% due 04/15/2024		300	490
12.000% due 12/29/2049		$1,200,650	1,101,455
Loews Corp.
5.250% due 03/15/2016		37,500	41,335
Macquarie Bank Ltd.
2.600% due 01/20/2012		188,670	188,674
3.300% due 07/17/2014		188,400	198,748
Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,203
7.750% due 01/20/2020		10,400	12,130
8.000% due 08/07/2019		4,600	5,428
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,747
9.250% due 04/15/2019		16,500	21,784
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	227
MBNA Corp.
6.125% due 03/01/2013		20,100	20,189
7.500% due 03/15/2012		10	10
Mellon Funding Corp.
5.000% due 12/01/2014		100	108
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,534
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		116,217	114,014
0.863% due 01/15/2015		40,900	35,613
1.201% due 02/21/2012	GBP	16,150	24,967
1.306% due 09/15/2026		$51,700	34,022
1.771% due 08/25/2014	EUR	2,000	2,207
1.777% due 05/30/2014		64,400	72,174
1.850% due 01/31/2014		42,100	48,027
2.034% due 07/22/2014		35,090	39,140
4.625% due 09/14/2018		2,000	1,916
4.875% due 05/30/2014		4,400	5,437
5.000% due 01/15/2015		$3,070	2,960
5.450% due 02/05/2013		42,929	43,256
5.571% due 10/04/2012		59,500	59,616
6.000% due 02/11/2013 (k)	EUR	5,000	6,502
6.050% due 08/15/2012		$565,312	573,576
6.150% due 04/25/2013		90,125	91,007
6.220% due 09/15/2026		115	95
6.400% due 08/28/2017		326,429	316,524
6.500% due 07/15/2018		32,250	31,328
6.750% due 05/21/2013	EUR	5,000	6,475
6.750% due 06/01/2028		$115	107
6.875% due 04/25/2018		808,945	798,375
6.875% due 11/15/2018		62,731	60,542
7.750% due 04/30/2018	GBP	3,850	5,936
7.750% due 05/14/2038		$425	404

MetLife Capital Trust IV
7.875% due 12/15/2067		19,400	20,224
MetLife Capital Trust X
9.250% due 04/08/2068		1,700	1,951
MetLife Institutional Funding II
1.481% due 04/04/2014		33,800	33,748
MetLife, Inc.
5.375% due 12/15/2012		255	265
6.400% due 12/15/2066		70,810	67,253
Metropolitan Life Global Funding I
0.796% due 03/15/2012		600	600
5.125% due 04/10/2013		42,400	44,311
5.250% due 01/09/2014	GBP	150	248
Monumental Global Funding Ltd.
5.500% due 04/22/2013		$56,900	59,278
Morgan Stanley
0.691% due 01/09/2014		61,375	55,557
0.855% due 10/18/2016		102,400	82,263
0.883% due 10/15/2015		71,020	59,759
1.408% due 04/29/2013		36,300	34,222
1.775% due 11/29/2013	EUR	41,600	49,441
1.807% due 03/01/2013		73,900	90,800
1.970% due 04/13/2016		32,669	34,324
1.991% due 05/02/2014		22,400	25,772
1.992% due 01/16/2017		49,400	49,802
2.016% due 01/24/2014		$347,200	319,764
2.953% due 05/14/2013		322,350	309,650
3.450% due 11/02/2015		24,100	22,212
4.100% due 01/26/2015		195,000	185,252
4.200% due 11/20/2014		5	5
4.750% due 04/01/2014		115	113
4.930% due 03/01/2013	AUD	1,200	1,184
5.125% due 11/30/2015	GBP	50	74
5.133% due 08/08/2012	AUD	10,800	10,862
5.375% due 10/15/2015		$4,500	4,402
5.394% due 05/01/2014		457	444
5.525% due 03/01/2016		340	318
5.544% due 07/01/2014		280	272
5.550% due 04/27/2017		4,095	3,956
5.750% due 10/18/2016		17,600	17,162
5.750% due 02/14/2017	GBP	7,038	10,368
5.950% due 12/28/2017		$122,600	116,978
6.000% due 05/13/2014		20,295	20,507
6.250% due 08/28/2017		33,700	33,027
6.250% due 08/09/2026		225	208
6.625% due 04/01/2018		34,900	34,496
7.300% due 05/13/2019		36,475	37,190
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		12,400	12,609
National Australia Bank Ltd.
0.749% due 06/19/2017		75,200	71,956
1.111% due 04/11/2014		2,800	2,774
1.372% due 07/25/2014		164,400	163,462
5.350% due 06/12/2013		186,330	194,660
6.750% due 06/26/2023	EUR	150	208
National Bank of Canada
2.200% due 10/19/2016		$184,000	185,776
National Capital Trust II
5.486% due 12/29/2049		27	25
National City Bank
4.625% due 05/01/2013		8,430	8,755
National City Preferred Capital Trust I
12.000% due 12/29/2049		65	68
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		186	188
10.375% due 11/01/2018		252	363
Nationwide Building Society
3.750% due 01/20/2015	EUR	350	447
4.650% due 02/25/2015		$88,000	87,341
5.625% due 09/09/2019	GBP	200	312
6.250% due 02/25/2020		$1,500	1,490
Nationwide Life Global Funding I
0.612% due 02/27/2012		1,700	1,697
5.450% due 10/02/2012		8,400	8,591
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,894
New York Life Global Funding
4.650% due 05/09/2013		17,100	17,936
New York Life Insurance Co.
6.750% due 11/15/2039		50,000	63,956
NIBC Bank NV
2.800% due 12/02/2014		22,670	23,700
NiSource Finance Corp.
5.210% due 11/28/2012		15,000	15,482
Nomura Holdings, Inc.
4.125% due 01/19/2016		35	34

5.000% due 03/04/2015		28,000	28,220
Nordea Bank AB
2.125% due 01/14/2014		70,900	69,576
4.875% due 01/27/2020		10,000	10,283
Nordea Bank Finland PLC
6.250% due 07/29/2049	GBP	150	224
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014		$2,000	1,940
Northern Rock Asset Management PLC
5.625% due 06/22/2017		20,100	21,385
Northern Trust Co.
4.600% due 02/01/2013		65	67
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		88,400	92,086
Pacific Life Funding LLC
2.010% due 02/05/2021	EUR	4,500	5,079
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	30,518
5.150% due 04/15/2013		$11,700	12,226
Pacific Life Insurance Co.
9.250% due 06/15/2039		165,585	220,819
Pacific LifeCorp
6.000% due 02/10/2020		76,900	81,950
PNC Bank N.A.
6.000% due 12/07/2017		500	556
PNC Financial Services Group, Inc.
6.750% due 07/29/2049		28,800	28,267
PNC Funding Corp.
0.568% due 01/31/2012		9,000	9,001
5.250% due 11/15/2015		50	54
PNC Preferred Funding Trust I
6.517% due 03/29/2049		2,000	1,450
PNC Preferred Funding Trust III
8.700% due 03/29/2049		5,600	5,708
Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,108
Pricoa Global Funding I
0.528% due 01/30/2012		3,600	3,598
0.774% due 09/27/2013		2,300	2,277
5.300% due 09/27/2013		21,000	22,221
Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	22,270
2.375% due 01/24/2013		5,000	5,344
Principal Life Global Funding I
6.250% due 02/15/2012		$500	503
Principal Life Income Funding Trusts
5.100% due 04/15/2014		100	106
5.300% due 04/24/2013		155,300	163,006
5.550% due 04/27/2015		238,300	254,692
Progressive Corp.
6.700% due 06/15/2067		22,800	23,054
ProLogis LP
7.625% due 08/15/2014		160	175
Prudential Financial, Inc.
6.000% due 12/01/2017		500	557
6.100% due 06/15/2017		307	338
6.625% due 12/01/2037		8,300	9,103
Prudential Financial, Inc. CPI Linked Bond
5.820% due 06/10/2013		20,000	20,215
Prudential Holdings LLC
1.434% due 12/18/2017		5,980	5,600
8.695% due 12/18/2023		4,205	5,293
Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,578
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000	1,040
5.000% due 07/21/2020		21,300	22,791
RBS Capital Trust I
4.709% due 12/29/2049		1,690	906
RCI Banque S.A.
2.261% due 04/11/2014		7,800	7,438
Regions Financial Corp.
0.744% due 06/26/2012		35,170	34,315
6.375% due 05/15/2012		125	127
7.750% due 11/10/2014		60,470	61,377
Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000	41,509
Resona Bank Ltd.
5.850% due 09/29/2049		39,650	39,436
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		4,025	3,984
Royal Bank of Canada
3.770% due 03/30/2018	CAD	27,700	29,009
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012		$380,000	379,964
1.091% due 04/11/2016		60,276	42,324

1.181% due 10/14/2016		35,400	24,497
1.316% due 04/23/2012		51,100	51,182
1.316% due 09/29/2015		99,900	72,034
1.500% due 03/30/2012		94,280	94,454
2.001% due 03/30/2015 (q)	CAD	35,000	25,793
2.438% due 01/28/2016	EUR	10,400	9,702
2.625% due 05/11/2012		$51,265	51,602
2.915% due 08/23/2013		400	385
3.950% due 09/21/2015		180,200	169,146
4.875% due 08/25/2014		32,400	31,726
4.875% due 03/16/2015		103,943	99,475
4.875% due 01/20/2017	EUR	4,976	6,097
5.000% due 11/12/2013		$30,024	27,144
5.000% due 10/01/2014		9,346	7,720
5.000% due 05/17/2015		29,867	31,100
5.375% due 09/30/2019	EUR	20,800	25,002
5.568% due 10/27/2014	AUD	5,000	4,180
6.200% due 03/29/2049	GBP	15,000	14,327
6.375% due 04/29/2014		100	161
6.625% due 09/17/2018		26,150	41,794
6.666% due 04/29/2049	CAD	800	512
6.934% due 04/09/2018	EUR	15,000	15,507
7.500% due 04/29/2024	GBP	150	241
7.640% due 03/29/2049		$51,600	27,928
7.648% due 08/29/2049		51,390	35,266
Royal Bank Of Scotland NV
1.240% due 03/09/2015		35,000	26,162
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	29,373
7.125% due 01/14/2014		10,700	11,141
7.175% due 05/16/2013		1,300	1,357
7.750% due 05/29/2018		5,000	5,350
9.000% due 06/11/2014		4,000	4,340
Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	5,000	5,860
5.911% due 06/20/2016		$7,900	6,757
6.533% due 10/24/2017	GBP	100	118
7.300% due 07/27/2019		3,250	4,265
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		$138,700	138,462
2.991% due 10/07/2013		20,300	19,418
3.724% due 01/20/2015		17,500	15,904
Santander UK PLC
1.774% due 08/28/2017 (q)	EUR	67,000	72,613
11.500% due 01/04/2017	GBP	200	347
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$9,382	8,353
Shinhan Bank
4.125% due 10/04/2016		55,000	55,448
Simon Property Group LP
5.100% due 06/15/2015		200	219
5.250% due 12/01/2016		6,700	7,435
5.750% due 12/01/2015		1,200	1,344
5.875% due 03/01/2017		8,000	9,150
SLM Corp.
0.718% due 01/27/2014		109,618	99,143
1.756% due 06/17/2013	EUR	15,000	18,532
3.125% due 09/17/2012		25,063	32,059
4.000% due 07/25/2014		$5,000	4,648
4.250% due 08/11/2014		3,343	3,123
4.800% due 02/13/2014 (q)	HKD	74,000	9,505
4.875% due 12/17/2012	GBP	23,200	35,734
5.000% due 10/01/2013		$88,135	88,355
5.000% due 04/15/2015		49,358	47,537
5.000% due 06/15/2018		10,000	8,681
5.050% due 11/14/2014		24,900	24,578
5.125% due 08/27/2012		67,655	68,014
5.140% due 06/15/2016		100,000	99,935
5.375% due 01/15/2013		90,025	90,676
5.375% due 05/15/2014		33,267	33,312
5.625% due 08/01/2033		6,000	4,481
6.000% due 05/10/2012	AUD	10,000	10,055
6.200% due 06/15/2024		$10	8
6.250% due 01/25/2016		51,700	50,330
7.150% due 12/15/2020		120	110
8.000% due 03/25/2020		43,850	44,398
8.450% due 06/15/2018		155,950	161,408
SLM Corp. CPI Linked Bond
5.348% due 03/15/2012		2,000	2,000
5.514% due 01/31/2014		13,400	12,684
5.544% due 01/01/2014		7,701	7,371
5.694% due 11/01/2013		16,300	15,984
5.993% due 11/21/2013		3,670	3,571
6.018% due 09/15/2015		10,000	8,811
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		47,500	54,744

Societe Generale S.A.
1.441% due 04/11/2014		83,300	73,446
5.750% due 03/29/2049	GBP	150	192
5.922% due 04/29/2049		$4,900	2,986
7.756% due 05/29/2049	EUR	2,700	2,097
8.875% due 06/29/2049	GBP	200	196
9.375% due 09/29/2049	EUR	18,700	18,769
Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,383
Sovereign Bank
8.750% due 05/30/2018		10,000	11,247
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	78,555	88,226
4.125% due 11/29/2013		87,400	90,311
4.875% due 07/15/2012		$128,825	123,994
5.375% due 10/01/2012		172,913	163,835
5.400% due 12/01/2015		40,159	29,416
5.500% due 12/15/2012		1,000	938
5.850% due 06/01/2013		44,117	39,044
5.900% due 09/15/2012 (k)		68,230	65,586
6.500% due 09/15/2017		16,000	11,200
6.900% due 12/15/2017		176,100	127,672
SSIF Nevada LP
1.101% due 04/14/2014		27,500	27,082
State Bank of India
4.500% due 07/27/2015		194,900	192,962
State Street Capital Trust III
5.536% due 01/29/2049		31,974	31,473
State Street Capital Trust IV
1.546% due 06/01/2077		69,700	46,163
Stone Street Trust
5.902% due 12/15/2015		5,200	4,781
Suffield Clo Ltd.
1.737% due 09/26/2014		734	731
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	51,932
SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	55,241
7.500% due 07/15/2025		15,080	14,778
SunTrust Bank
1.195% due 06/22/2012	GBP	5,000	7,686
Svensk Exportkredit AB
5.125% due 03/01/2017		$75	84
Svenska Handelsbanken AB
1.544% due 09/14/2012		87,000	87,422
2.875% due 09/14/2012		170	172
Swedbank AB
2.800% due 02/10/2012		1,500	1,504
2.900% due 01/14/2013		5,000	5,120
3.125% due 03/04/2013	EUR	350	457
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$34,600	35,158
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		90,000	115,702
Temasek Financial I Ltd.
4.300% due 10/25/2019		158,700	171,147
5.375% due 11/23/2039		35,000	43,210
Toll Road Investors Partnership II LP
0.000% due 02/15/2045		873	33
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	2,700	3,852
Travelers Cos., Inc.
6.250% due 06/15/2037		$125	156
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	73
6.375% due 03/15/2033		33	40
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		89,000	80,990
U.S. Bancorp
4.200% due 05/15/2014		500	536
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	10,950	13,251
UBS AG
1.425% due 01/28/2014		$66,400	64,700
1.595% due 02/23/2012		166,200	166,411
2.250% due 08/12/2013		36,200	35,896
4.280% due 04/29/2049	EUR	200	195
4.875% due 01/21/2013		4,000	5,274
4.875% due 08/04/2020		$1,300	1,293
5.250% due 06/21/2021	GBP	200	281
5.750% due 04/25/2018		$244,575	253,665
5.875% due 12/20/2017		191,925	200,104
6.375% due 07/20/2016	GBP	150	257
7.750% due 09/01/2026		$5,000	5,843
UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	21,984

UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,956
USB Realty Corp.
6.091% due 12/29/2049		40,200	28,140
Ventas Realty LP
6.750% due 04/01/2017		190	197
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		81,000	80,392
6.800% due 11/22/2025		1,300	1,264
6.902% due 07/09/2020		51,400	52,942
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	16,235
Wachovia Bank N.A.
0.812% due 11/03/2014		113,300	106,878
0.876% due 03/15/2016		26,700	23,926
4.980% due 05/25/2017	AUD	1,100	957
5.600% due 03/15/2016		$19,800	21,227
6.600% due 01/15/2038		10,127	11,503
Wachovia Capital Trust II
0.903% due 01/15/2027		25	19
Wachovia Capital Trust III
5.570% due 03/29/2049		162,615	136,800
Wachovia Corp.
0.546% due 04/23/2012		200	200
0.619% due 08/01/2013		15,650	15,494
0.768% due 10/28/2015		5,500	5,007
0.773% due 10/15/2016		68,570	61,083
0.816% due 06/15/2017		1,875	1,694
1.614% due 02/13/2014	EUR	62,000	77,542
2.199% due 05/01/2013		$25,315	25,755
4.810% due 05/25/2012	AUD	70,800	72,122
4.875% due 02/15/2014		$21,280	22,210
5.250% due 08/01/2014		2,900	3,061
5.500% due 05/01/2013		191,504	202,142
5.500% due 08/01/2035		85	83
5.625% due 10/15/2016		80,500	87,751
5.750% due 06/15/2017		22,775	25,768
5.750% due 02/01/2018		388,210	441,474
Waha Aerospace BV
3.925% due 07/28/2020		4,500	4,631
WCI Finance LLC
5.700% due 10/01/2016		4,000	4,289
WEA Finance LLC
6.750% due 09/02/2019		1,005	1,122
Wells Fargo & Co.
0.625% due 10/28/2015		200	191
1.616% due 03/23/2016	EUR	3,200	3,839
3.750% due 10/01/2014		$205	217
4.792% due 05/10/2012	AUD	5,000	5,095
4.852% due 05/15/2013		20,000	20,021
4.875% due 11/29/2035	GBP	300	392
4.950% due 10/16/2013		$25	26
5.000% due 11/15/2014		100	107
5.125% due 09/01/2012		300	308
5.250% due 10/23/2012		14,180	14,681
5.625% due 12/11/2017		13,240	15,111
7.980% due 03/29/2049		355,725	382,849
Wells Fargo Bank N.A.
0.671% due 05/16/2016		1,500	1,320
4.750% due 02/09/2015		13,600	14,201
5.950% due 08/26/2036		1,325	1,366
Wells Fargo Capital X
5.950% due 12/01/2086		31,000	31,349
Westpac Banking Corp.
0.883% due 07/16/2014		300	303
1.309% due 03/31/2014		1,300	1,305
2.250% due 11/19/2012		107,300	108,394
2.450% due 11/28/2016		100,000	99,276
3.000% due 08/04/2015		70	71
3.585% due 08/14/2014		15,600	16,644
4.875% due 11/19/2019		76	81
5.000% due 10/21/2019	GBP	250	409
Weyerhaeuser Co.
7.125% due 07/15/2023		$7,000	7,514
7.375% due 10/01/2019		31,500	35,533
7.375% due 03/15/2032		58,214	61,182
8.500% due 01/15/2025		5,245	6,031
WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,125
XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,012
XL Group PLC
5.250% due 09/15/2014		5,500	5,821
ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	139
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049	EUR	23,000	26,869

			56,742,979

INDUSTRIALS 5.1%
Abbott Laboratories
5.125% due 04/01/2019		$200	233
5.875% due 05/15/2016		140	164
AES El Salvador Trust
6.750% due 02/01/2016		105	103
Aetna, Inc.
6.000% due 06/15/2016		15,000	17,280
6.500% due 09/15/2018		12,000	14,658
Agilent Technologies, Inc.
6.500% due 11/01/2017		710	823
Alcoa, Inc.
5.550% due 02/01/2017 (k)		2,300	2,456
5.720% due 02/23/2019		4,127	4,275
6.150% due 08/15/2020		3,855	4,011
6.750% due 07/15/2018		12,600	13,924
Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,191
ALROSA Finance S.A.
8.875% due 11/17/2014		1,500	1,639
Altria Group, Inc.
8.500% due 11/10/2013		24,805	28,020
9.250% due 08/06/2019		91,160	122,548
9.700% due 11/10/2018		98,978	133,308
9.950% due 11/10/2038		5,245	7,989
10.200% due 02/06/2039		28,000	43,635
America Movil S.A.B. de C.V.
3.750% due 06/28/2017	EUR	2,100	2,838
5.000% due 03/30/2020		$133,200	147,771
5.625% due 11/15/2017		25	29
6.125% due 03/30/2040		121,400	145,280
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		1,112	1,045
American Airlines Pass-Through Trust
10.375% due 01/02/2021 ^		12,789	13,428
American Airlines, Inc.
10.500% due 10/15/2012 ^		19,300	18,528
Amgen, Inc.
1.875% due 11/15/2014		56,000	56,772
5.700% due 02/01/2019		28,126	31,668
5.850% due 06/01/2017		15,000	17,274
6.150% due 06/01/2018		7,300	8,500
6.375% due 06/01/2037		417	484
6.400% due 02/01/2039		25,015	29,545
6.900% due 06/01/2038		10,286	12,692
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (k)		1,800	1,815
6.375% due 09/15/2017		80	93
6.450% due 09/15/2036		135	154
6.950% due 06/15/2019		55	66
7.625% due 03/15/2014		500	556
Anheuser-Busch Cos. LLC
4.700% due 04/15/2012		100	101
5.500% due 01/15/2018		9,100	10,508
7.500% due 03/15/2012		500	506
Anheuser-Busch InBev Worldwide, Inc.
0.972% due 01/27/2014		87,600	87,817
5.375% due 11/15/2014		370	411
5.375% due 01/15/2020		5,695	6,688
6.875% due 11/15/2019		325	409
Apache Corp.
6.000% due 09/15/2013		30	33
7.950% due 04/15/2026		150	208
ArcelorMittal
7.000% due 10/15/2039		145	135
Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,041
Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,103
AstraZeneca PLC
5.400% due 09/15/2012		25	26
5.900% due 09/15/2017		69,200	83,711
Atlantic Richfield Co.
8.375% due 02/21/2012		7,700	7,750
8.500% due 04/01/2012		250	254
8.620% due 03/12/2012		11,000	11,113
AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,249
5.750% due 01/15/2015		700	776
5.875% due 10/15/2012		4,800	4,969

6.500% due 01/15/2014	40,000	43,970
6.950% due 06/15/2016	1,000	1,163
7.125% due 08/01/2018	30,000	36,136
Avnet, Inc.
6.625% due 09/15/2016	1,550	1,736
Avon Products, Inc.
6.500% due 03/01/2019	28,300	32,094
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020	1,700	1,809
Baker Hughes, Inc.
6.875% due 01/15/2029	100	136
Ball Corp.
5.750% due 05/15/2021	50	53
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	255	296
Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,755
Beam, Inc.
5.375% due 01/15/2016	6,093	6,697
Berry Petroleum Co.
10.250% due 06/01/2014	350	398
Berry Plastics Corp.
5.153% due 02/15/2015	1,100	1,092
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	232
5.125% due 03/29/2012	10,000	10,111
5.250% due 12/15/2015	82	94
5.400% due 03/29/2017	30	35
Biomet, Inc.
10.000% due 10/15/2017	925	1,004
10.375% due 10/15/2017 (d)	4,500	4,894
Black & Decker Corp.
5.750% due 11/15/2016	25,000	29,200
8.950% due 04/15/2014	41,900	48,422
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019	200	233
Boeing Co.
3.500% due 02/15/2015	115	124
8.750% due 08/15/2021	50	73
Boston Scientific Corp.
5.125% due 01/12/2017	21,805	23,520
5.450% due 06/15/2014	2,000	2,139
6.000% due 01/15/2020	500	559
6.400% due 06/15/2016	2,000	2,245
Bottling Group LLC
6.950% due 03/15/2014	70	79
Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	74,786
7.250% due 06/05/2018	9,500	10,592
Brunswick Corp.
11.750% due 08/15/2013	18,000	20,452
Bunge Ltd. Finance Corp.
8.500% due 06/15/2019	250	305
Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	18,674
5.650% due 05/01/2017	110	127
7.290% due 06/01/2036	55	78
California Institute of Technology
4.700% due 11/01/2111	31,000	31,310
Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,351
Canadian National Railway Co.
5.550% due 03/01/2019	100	121
Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	99
6.250% due 03/15/2038	20,000	25,345
6.500% due 02/15/2037	25,000	32,242
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,390
6.000% due 06/15/2017	35,000	40,606
Caterpillar, Inc.
0.649% due 05/21/2013	34,900	34,960
5.700% due 08/15/2016	100	117
CBS Corp.
5.625% due 08/15/2012	15,000	15,400
CC Holdings GS V LLC
7.750% due 05/01/2017	1,500	1,624
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	200	238
Cemex Finance LLC
9.500% due 12/14/2016	53,000	46,772
Cemex S.A.B de C.V.
9.000% due 01/11/2018	20,050	16,090
Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,480

Centex Corp.
5.250% due 06/15/2015	4,500	4,275
5.700% due 05/15/2014	45,700	45,129
6.500% due 05/01/2016	19,120	18,307
Chesapeake Energy Corp.
6.625% due 08/15/2020	39,530	42,594
7.625% due 07/15/2013	8,446	8,974
9.500% due 02/15/2015	3,685	4,238
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,035
9.500% due 05/15/2016	15	16
Cisco Systems, Inc.
5.500% due 02/22/2016	100	116
CITIC Resources Finance 207 Ltd.
6.750% due 05/15/2014	17,900	18,392
CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	20,497
CoBank ACB
7.875% due 04/16/2018	4,900	5,869
Codelco, Inc.
6.150% due 10/24/2036	23,200	28,751
7.500% due 01/15/2019	3,400	4,346
Colgate-Palmolive Co.	150	152
5.980% due 04/25/2012
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	250	276
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,902	40,147
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	434
Comcast Corp.
4.950% due 06/15/2016	230	255
5.300% due 01/15/2014	250	270
5.650% due 06/15/2035	435	481
5.700% due 05/15/2018	335	386
5.700% due 07/01/2019	15	17
5.850% due 11/15/2015	825	940
5.900% due 03/15/2016	7,925	9,081
6.300% due 11/15/2017	390	462
6.450% due 03/15/2037	22,200	26,956
6.500% due 01/15/2015	250	284
6.500% due 01/15/2017	383	451
6.550% due 07/01/2039	120	148
7.050% due 03/15/2033	725	918
Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,239
Community Health Systems, Inc.
8.875% due 07/15/2015	1,505	1,558
Computer Sciences Corp.
5.000% due 02/15/2013	5,000	4,976
5.500% due 03/15/2013	2,000	1,990
6.500% due 03/15/2018	31,745	31,118
Con-way, Inc.
7.250% due 01/15/2018	22,400	25,265
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,904	5,002
7.707% due 10/02/2022	2,478	2,655
9.000% due 01/08/2018	12,541	13,795
Continental Airlines, Inc.
6.750% due 09/15/2015	22,200	21,256
6.920% due 04/02/2013 (q)	2,822	2,809
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	2,000	1,970
9.250% due 06/30/2020	11,000	10,862
Costco Wholesale Corp.
5.500% due 03/15/2017	100	120
Coventry Health Care, Inc.	7,500	8,218
6.125% due 01/15/2015
COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,328
5.450% due 12/15/2014	340	378
5.875% due 12/01/2016	350	405
6.450% due 12/01/2036	5,000	5,389
7.125% due 10/01/2012	19,572	20,497
8.375% due 03/01/2039	105	141
9.375% due 01/15/2019	175	237
CRH America, Inc.
8.125% due 07/15/2018	10,000	11,422
CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,069
7.875% due 02/15/2018	125	139
8.500% due 04/15/2014	500	556
8.500% due 06/15/2015	750	802
CSN Islands XI Corp.
6.875% due 09/21/2019	25,600	27,174

CSN Resources S.A.
6.500% due 07/21/2020		27,000	28,350
CSX Corp.
5.600% due 05/01/2017		21,200	24,277
6.250% due 03/15/2018		5,852	6,974
CVS Caremark Corp.
5.750% due 06/01/2017		195	228
CVS Pass-Through Trust
6.036% due 12/10/2028		26	27
6.943% due 01/10/2030		18,817	20,912
7.507% due 01/10/2032		102,897	119,342
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,073
6.000% due 10/01/2015		5,300	5,798
8.950% due 07/01/2017		7,000	8,385
Daimler Finance North America LLC
1.742% due 09/13/2013		69,700	68,839
6.500% due 11/15/2013		37,700	41,087
7.300% due 01/15/2012		39,620	39,694
Darden Restaurants, Inc.
6.200% due 10/15/2017		14,000	16,074
Delhaize America LLC
9.000% due 04/15/2031		80	110
Dell, Inc.
4.700% due 04/15/2013		116,200	121,704
5.650% due 04/15/2018		73,970	85,786
6.500% due 04/15/2038		95,000	122,321
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		20,752	22,101
7.750% due 06/17/2021		4,399	4,728
Deluxe Corp.
5.125% due 10/01/2014		6,200	6,231
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,537	5,454
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		100	107
5.750% due 03/23/2016		460	512
6.500% due 04/08/2022	GBP	15,400	28,199
6.750% due 08/20/2018		$32,190	38,428
8.750% due 06/15/2030		2,870	4,008
Devon Energy Corp.
5.625% due 01/15/2014		350	382
6.300% due 01/15/2019		655	802
Devon Financing Corp. ULC
7.875% due 09/30/2031		2,000	2,833
Diageo Capital PLC
5.200% due 01/30/2013		60	63
5.500% due 09/30/2016		50	58
5.750% due 10/23/2017		25	29
Diageo Finance BV
5.300% due 10/28/2015		115	131
DirecTV Holdings LLC
4.600% due 02/15/2021		70	73
Discovery Communications LLC
5.050% due 06/01/2020		45	49
DISH DBS Corp.
6.625% due 10/01/2014		12,000	12,870
7.000% due 10/01/2013		5,450	5,845
7.125% due 02/01/2016		26,550	28,740
7.750% due 05/31/2015		16,350	18,067
Dolphin Energy Ltd.
5.888% due 06/15/2019		1,011	1,101
Domtar Corp.
9.500% due 08/01/2016		30,670	36,957
Dow Chemical Co.
4.850% due 08/15/2012		89,700	91,786
5.700% due 05/15/2018		535	597
5.900% due 02/15/2015		2,130	2,372
6.000% due 10/01/2012		6,240	6,482
6.850% due 08/15/2013		500	540
7.375% due 11/01/2029		45	57
7.600% due 05/15/2014		1,750	1,980
8.550% due 05/15/2019		49,590	64,955
9.400% due 05/15/2039		600	903
DR Horton, Inc.
5.250% due 02/15/2015		10,000	10,175
5.625% due 09/15/2014		3,000	3,105
5.625% due 01/15/2016		13,700	14,042
6.125% due 01/15/2014		5,000	5,300
6.500% due 04/15/2016		51,500	53,624
E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012		175	181
5.000% due 01/15/2013		100	104
5.250% due 12/15/2016		10,000	11,699
Eastman Kodak Co.
7.250% due 11/15/2013		80	27

Eaton Vance Corp.
6.500% due 10/02/2017		21,100	23,715
Ecopetrol S.A.
7.625% due 07/23/2019		79,515	96,611
El Paso Corp.
7.000% due 06/15/2017		1,424	1,567
7.250% due 06/01/2018		200	220
7.875% due 06/15/2012		21,900	22,450
El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295	3,717
8.375% due 06/15/2032		13,895	17,673
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		50	55
Emerson Electric Co.
4.500% due 05/01/2013		95	99
Enbridge Energy Partners LP
5.875% due 12/15/2016		50	57
Enbridge, Inc.
4.900% due 03/01/2015		50	54
Encana Corp.
6.500% due 05/15/2019		95	114
6.500% due 08/15/2034		100	117
6.625% due 08/15/2037		275	333
Energy Transfer Partners LP
5.650% due 08/01/2012		6,145	6,279
6.000% due 07/01/2013		1,435	1,511
6.125% due 02/15/2017		60	66
6.700% due 07/01/2018		1,000	1,111
7.500% due 07/01/2038		5,000	5,717
8.500% due 04/15/2014		200	224
9.000% due 04/15/2019		40	48
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		38,600	34,904
Enterprise Products Operating LLC
4.600% due 08/01/2012		18,600	18,877
5.600% due 10/15/2014		85	93
6.500% due 01/31/2019		25,000	29,146
7.625% due 02/15/2012		100	101
8.375% due 08/01/2066		2,000	2,142
EOG Resources, Inc.
1.182% due 02/03/2014		500	502
5.875% due 09/15/2017		30	36
ERAC USA Finance LLC
5.800% due 10/15/2012		10,000	10,348
6.375% due 10/15/2017		1,900	2,199
Expedia, Inc.
8.500% due 07/01/2016		16,500	17,797
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,089
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		31,000	28,597
7.500% due 05/04/2020		21,106	20,737
First Data Corp.
8.250% due 01/15/2021		2,023	1,821
9.875% due 09/24/2015		453	428
12.625% due 01/15/2021		2,023	1,770
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		500	625
FMC Corp.
5.200% due 12/15/2019		15,000	16,841
Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,723
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		7,345	7,812
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,802
Gap, Inc.
5.950% due 04/12/2021		42,272	40,375
GATX Corp.
4.750% due 10/01/2012		25,000	25,510
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		59,400	60,392
5.875% due 06/01/2015	EUR	20,000	26,791
6.212% due 11/22/2016		$41,200	42,745
6.510% due 03/07/2022		8,300	8,466
6.605% due 02/13/2018	EUR	500	680
7.288% due 08/16/2037		$48,160	49,906
7.343% due 04/11/2013		52,900	55,611
7.510% due 07/31/2013		35,000	37,187
8.125% due 07/31/2014		5,000	5,412
8.146% due 04/11/2018		196,950	222,553
8.625% due 04/28/2034		192,520	227,655
9.250% due 04/23/2019		30,600	36,534
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		25,131	26,733

Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		72,210	77,084
Genentech, Inc.
4.750% due 07/15/2015		100	112
General Electric Co.
5.250% due 12/06/2017		31,848	36,611
General Mills, Inc.
5.250% due 08/15/2013		15,000	16,038
6.000% due 02/15/2012		7,013	7,054
Georgia-Pacific LLC
5.400% due 11/01/2020		100	111
7.700% due 06/15/2015		1,150	1,337
7.750% due 11/15/2029		1,700	2,142
8.000% due 01/15/2024		500	642
8.250% due 05/01/2016		5,000	5,557
Gerdau Holdings, Inc.
7.000% due 01/20/2020		132,700	140,662
Gerdau Trade, Inc.
5.750% due 01/30/2021		85,200	84,987
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	108
5.650% due 05/15/2018		100,245	120,788
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	4,382	5,351
Halliburton Co.
6.150% due 09/15/2019		$100	123
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		15,000	15,150
Hanson Ltd.
6.125% due 08/15/2016		73,000	74,460
Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,356
HCA, Inc.
6.250% due 02/15/2013		8,100	8,302
6.500% due 02/15/2020		71,400	74,256
6.750% due 07/15/2013		9,000	9,337
7.500% due 12/15/2023		3,000	2,700
7.875% due 02/15/2020		4,500	4,882
8.360% due 04/15/2024		2,900	2,755
8.500% due 04/15/2019		8,100	8,910
9.875% due 02/15/2017		3,396	3,727
Health Management Associates, Inc.
6.125% due 04/15/2016		1,000	1,040
Hewlett-Packard Co.
0.667% due 09/13/2012		30,068	29,922
0.786% due 05/24/2013		75,300	74,590
2.950% due 08/15/2012		35	35
6.500% due 07/01/2012		175	180
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,025
Historic TW, Inc.
9.125% due 01/15/2013		12,125	13,078
HJ Heinz Finance Co.
6.000% due 03/15/2012		27,000	27,253
Home Depot, Inc.
5.400% due 03/01/2016		3,000	3,469
Honeywell International, Inc.
5.300% due 03/01/2018		20	24
Husky Energy, Inc.
6.250% due 06/15/2012		1,000	1,024
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		7,000	7,874
6.500% due 02/13/2013		8,000	8,381
7.625% due 04/09/2019		11,100	13,730
Hyatt Hotels Corp.
5.750% due 08/15/2015		1,000	1,072
Hyundai Capital America
3.750% due 04/06/2016		20,000	19,954
Hyundai Motor Manufacturing Czech sro
4.500% due 04/15/2015		11,000	11,273
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,035
Indosat Palapa Co. BV
7.375% due 07/29/2020		15,000	16,687
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		445	466
Intergen NV
9.000% due 06/30/2017		1,062	1,123
International Business Machines Corp.
5.700% due 09/14/2017		27,958	33,904
7.625% due 10/15/2018		170	228
8.375% due 11/01/2019		100	142
International Paper Co.
5.300% due 04/01/2015		200	216
JC Penney Corp., Inc.
9.000% due 08/01/2012		4,900	5,084

Johnson & Johnson
6.950% due 09/01/2029		100	141
Jones Group, Inc.
5.125% due 11/15/2014		44,170	44,060
KazMunayGas National Co.
7.000% due 05/05/2020		50,000	53,062
KB Home
5.750% due 02/01/2014		10,000	9,650
5.875% due 01/15/2015		29,140	26,954
6.250% due 06/15/2015		17,355	16,053
Kellogg Co.
5.125% due 12/03/2012		300	312
Kerr-McGee Corp.
6.950% due 07/01/2024		3,825	4,570
KeySpan Corp.
4.650% due 04/01/2013		6,900	7,139
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	21
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	223
5.125% due 11/15/2014		100	108
5.625% due 02/15/2015		100	110
5.850% due 09/15/2012		10,400	10,737
5.950% due 02/15/2018		2,270	2,596
6.500% due 09/01/2039		10,145	11,294
6.950% due 01/15/2038		28,465	32,200
7.125% due 03/15/2012		165	167
7.400% due 03/15/2031		220	263
Kraft Foods, Inc.
5.250% due 10/01/2013		150	160
6.125% due 02/01/2018		154,485	181,269
6.125% due 08/23/2018		15,000	17,719
6.500% due 08/11/2017		510	608
6.875% due 02/01/2038		57,500	76,266
Kroger Co.
3.900% due 10/01/2015		250	269
5.000% due 04/15/2013		500	523
L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,329
Lender Processing Services, Inc.
8.125% due 07/01/2016		500	494
Lennar Corp.
5.500% due 09/01/2014		29,500	29,647
5.600% due 05/31/2015		44,986	44,536
5.950% due 03/01/2013		15,800	15,879
6.500% due 04/15/2016		4,000	3,980
Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,453
Lighthouse International Co. S.A.
8.000% due 04/30/2014 ^	EUR	600	70
Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,698
6.125% due 12/01/2012		12,040	12,341
6.900% due 07/15/2017		102,465	110,918
8.500% due 06/15/2019		17,000	19,890
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,631
Lorillard Tobacco Co.
7.000% due 08/04/2041		14,900	15,686
Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	157
5.500% due 10/15/2035		50	56
Lukoil International Finance BV
6.125% due 11/09/2020		600	591
Lyondell Chemical Co.
8.000% due 11/01/2017		11,352	12,459
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		79,830	80,383
5.875% due 01/15/2013		21,364	22,002
5.900% due 12/01/2016		15,000	16,784
8.000% due 07/15/2012		12,125	12,547
8.125% due 07/15/2015		51,610	59,643
Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	61,002
Marathon Oil Corp.
6.000% due 10/01/2017		$40,500	47,192
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,327
Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,198
6.375% due 06/15/2017		14,400	16,623
Masco Corp.
4.800% due 06/15/2015		9,000	8,938
5.850% due 03/15/2017		12,020	12,015
5.875% due 07/15/2012		59,000	59,886
6.125% due 10/03/2016		15,200	15,617

7.125% due 08/15/2013		10,000	10,417
Maytag Corp.
5.000% due 05/15/2015		10,000	10,341
McDonald’s Corp.
5.000% due 02/01/2019		200	238
5.300% due 03/15/2017		125	149
McKesson Corp.
5.700% due 03/01/2017		11,600	13,552
7.500% due 02/15/2019		8,000	10,259
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,426
MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	23,262
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,600	7,593
MGM Resorts International
9.000% due 03/15/2020		6,000	6,675
10.375% due 05/15/2014		5,650	6,483
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	5,189
6.700% due 09/15/2019		55	61
Motorola Solutions, Inc.
5.375% due 11/15/2012		9,100	9,404
6.000% due 11/15/2017		400	449
Nabors Industries, Inc.
6.150% due 02/15/2018		49,800	55,688
Nakilat, Inc.
6.067% due 12/31/2033		3,700	3,968
New York Times Co.
5.000% due 03/15/2015		26,930	26,189
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,620
Newfield Exploration Co.
6.625% due 04/15/2016		600	621
Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,930
News America, Inc.
5.300% due 12/15/2014		500	545
6.650% due 11/15/2037		60	68
6.900% due 03/01/2019		70	82
8.450% due 08/01/2034		20	24
Noble Group Ltd.
4.875% due 08/05/2015		49,000	45,570
6.750% due 01/29/2020		96,100	83,607
8.500% due 05/30/2013		9,000	9,180
Nokia OYJ
5.375% due 05/15/2019		115	116
6.625% due 05/15/2039		115	110
Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,693
Norfolk Southern Corp.
5.750% due 04/01/2018		1,700	2,006
Northwest Airlines Pass-Through Trust
1.229% due 11/20/2015		1,819	1,655
7.041% due 10/01/2023		10,949	11,605
7.150% due 04/01/2021		1,473	1,470
Northwest Pipeline GP
7.000% due 06/15/2016		113	134
Novartis Capital Corp.
4.125% due 02/10/2014		2,969	3,179
4.400% due 04/24/2020		45,000	51,364
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	84
Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	76,950
NXP BV
4.322% due 10/15/2013	EUR	3,544	4,541
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$74,382	76,985
Office Depot, Inc.
6.250% due 08/15/2013		73,035	68,470
ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,497
6.850% due 10/15/2037		31,800	38,672
Oracle Corp.
5.000% due 07/08/2019		100	118
5.750% due 04/15/2018		19,335	23,488
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	907
Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,544
Pactiv Corp.
8.125% due 06/15/2017		9,800	7,889
Peabody Energy Corp.
6.500% due 09/15/2020		13,300	14,031

Pearson Dollar Finance PLC
5.500% due 05/06/2013		27,800	29,242
5.700% due 06/01/2014		5,000	5,461
6.250% due 05/06/2018		28,000	32,553
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	12,800
5.750% due 03/01/2018		$25,400	28,067
6.250% due 08/05/2013	EUR	1,200	1,640
6.375% due 08/05/2016		1,300	1,823
7.500% due 12/18/2013	GBP	2,260	3,778
PepsiCo, Inc.
0.800% due 08/25/2014		$25	25
7.000% due 03/01/2029		100	138
7.900% due 11/01/2018		150	203
Petrobras International Finance Co.
3.875% due 01/27/2016		190,000	196,727
5.375% due 01/27/2021		6,400	6,753
5.750% due 01/20/2020		141,600	152,188
6.750% due 01/27/2041		50,000	57,605
6.875% due 01/20/2040		50,000	58,309
7.875% due 03/15/2019		94,120	112,790
8.375% due 12/10/2018		5,025	6,156
Petroleos Mexicanos
4.875% due 03/15/2015		700	748
5.500% due 01/09/2017	EUR	3,200	4,318
5.500% due 01/21/2021		$34,600	37,714
8.000% due 05/03/2019		50,410	63,139
Petronas Capital Ltd.
7.875% due 05/22/2022		160	217
Pfizer, Inc.
4.650% due 03/01/2018		150	171
6.200% due 03/15/2019		100	124
7.200% due 03/15/2039		235	348
Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,665
PHH Corp.
9.250% due 03/01/2016		2,500	2,387
Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	54,412
5.650% due 05/16/2018		37,960	44,949
6.375% due 05/16/2038		400	522
Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	30,438
Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,438
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,691
6.125% due 01/15/2017		25	28
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014		500	549
PPG Industries, Inc.
6.650% due 03/15/2018		23,500	28,460
Praxair, Inc.
6.375% due 04/01/2012		200	203
President and Fellows of Harvard College
6.000% due 01/15/2019		34,800	43,770
Pride International, Inc.
6.875% due 08/15/2020		18,500	21,719
7.875% due 08/15/2040		6,100	7,959
Princeton University
4.950% due 03/01/2019		6,800	8,054
Procter & Gamble Co.
0.700% due 08/15/2014		370	372
Pulte Group, Inc.
5.200% due 02/15/2015		9,200	8,648
5.250% due 01/15/2014		50,400	49,644
6.250% due 02/15/2013		10,000	10,050
7.625% due 10/15/2017		2,500	2,487
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,151
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,082
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,000	5,459
4.500% due 10/19/2020 (k)		1,000	910
Rexam PLC
6.750% due 06/01/2013		16,500	17,393
Reynolds American, Inc.
6.750% due 06/15/2017		11,200	12,748
7.250% due 06/01/2012		46,540	47,676
7.250% due 06/01/2013		94,600	101,505
7.250% due 06/15/2037		1,100	1,278
7.625% due 06/01/2016		16,850	20,116
7.750% due 06/01/2018		8,100	9,724
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	8,896

9.000% due 04/15/2019		1,500	1,432
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,513
Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018		175	211
7.125% due 07/15/2028		60	82
9.000% due 05/01/2019		110	150
Roche Holdings, Inc.
6.000% due 03/01/2019		99,778	121,417
Rockies Express Pipeline LLC
6.875% due 04/15/2040		8,257	7,606
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		800	814
Rogers Communications, Inc.
6.375% due 03/01/2014		310	342
6.800% due 08/15/2018		100	122
7.500% due 03/15/2015		75	88
Rohm and Haas Co.
6.000% due 09/15/2017		155,299	176,837
7.850% due 07/15/2029		4,700	6,088
RPM International, Inc.
6.500% due 02/15/2018		26,800	30,318
RR Donnelley & Sons Co.
4.950% due 04/01/2014		800	786
5.625% due 01/15/2012		40,078	40,178
6.125% due 01/15/2017		8,705	8,139
8.600% due 08/15/2016		25,000	25,156
Ryder System, Inc.
6.000% due 03/01/2013		18,690	19,659
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	21,681
6.625% due 05/01/2020		18,000	16,920
8.400% due 05/15/2017		28,000	29,295
RZD Capital Ltd.
5.739% due 04/03/2017		19,810	20,008
7.487% due 03/25/2031	GBP	900	1,372
SABMiller PLC
5.500% due 08/15/2013		$38,300	40,849
6.500% due 07/01/2016		1,900	2,223
Sanmina-SCI Corp.
8.125% due 03/01/2016		300	311
Sanofi
0.884% due 03/28/2014		70,000	69,940
1.200% due 09/30/2014		30	30
SBA Tower Trust
5.101% due 04/15/2042		2,200	2,291
SCA Finans AB
4.500% due 07/15/2015		5,250	5,501
Sealed Air Corp.
5.625% due 07/15/2013		9,250	9,618
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,675
Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012		1,200	1,206
5.750% due 10/17/2016		21,100	24,476
6.125% due 08/17/2026		10,800	13,137
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		100	98
Snap-On, Inc.
6.125% due 09/01/2021		67,000	81,409
Southern Co.
5.300% due 01/15/2012		300	300
Southern Natural Gas Co.
5.900% due 04/01/2017		5,000	5,741
8.000% due 03/01/2032		500	620
Southwest Airlines Co.
5.125% due 03/01/2017		4,500	4,749
Southwestern Energy Co.
7.500% due 02/01/2018		500	579
Spectra Energy Capital LLC
5.500% due 03/01/2014		23,850	25,483
5.668% due 08/15/2014		35	38
6.200% due 04/15/2018		8,400	9,535
6.250% due 02/15/2013		25	26
Staples, Inc.		18,000	20,594
9.750% due 01/15/2014
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		35,271	36,594
7.875% due 10/15/2014		43,700	49,272
STATS ChipPAC Ltd.
7.500% due 08/12/2015		10,000	10,500
Steel Dynamics, Inc.
7.375% due 11/01/2012		800	835
Suncor Energy, Inc.
6.100% due 06/01/2018		3,900	4,622
6.850% due 06/01/2039		1,600	2,053

SunGard Data Systems, Inc.
10.250% due 08/15/2015	9,000	9,371
Target Corp.
5.375% due 05/01/2017	40	47
5.875% due 03/01/2012	245	247
6.000% due 01/15/2018	200	244
7.000% due 01/15/2038	17,700	24,783
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,870
TCI Communications, Inc.		5
8.750% due 08/01/2015
Teck Resources Ltd.
4.500% due 01/15/2021	100	105
9.750% due 05/15/2014	5,571	6,551
Telefonica Emisiones S.A.U.
0.763% due 02/04/2013	100	96
5.855% due 02/04/2013	114	116
5.877% due 07/15/2019	20	20
6.221% due 07/03/2017	10,200	10,468
6.421% due 06/20/2016	5,196	5,444
7.045% due 06/20/2036	75	73
Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,606
6.625% due 01/15/2018	15,430	17,376
7.875% due 05/01/2012	5,500	5,611
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	10,275	11,844
Tesco PLC
5.500% due 11/15/2017	500	581
Teva Pharmaceutical Finance Co. BV
1.344% due 11/08/2013	217,000	217,998
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	100,000	100,392
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	155	158
Time Warner Cable, Inc.
5.400% due 07/02/2012	19,542	19,986
5.850% due 05/01/2017	60	68
6.200% due 07/01/2013	25,553	27,433
6.550% due 05/01/2037	215	245
6.750% due 07/01/2018	155	184
7.500% due 04/01/2014	100	112
8.250% due 02/14/2014	80	90
8.250% due 04/01/2019	675	849
8.750% due 02/14/2019	175	224
Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,779
6.100% due 07/15/2040	29,100	34,175
6.500% due 11/15/2036	20,000	24,170
6.875% due 05/01/2012	390	398
7.625% due 04/15/2031	970	1,254
7.700% due 05/01/2032	115	150
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,340
5.950% due 09/15/2013	10,000	10,447
6.750% due 11/01/2019	10,000	10,530
8.910% due 10/15/2017	77,650	89,611
Total Capital S.A.
4.450% due 06/24/2020	76,500	85,332
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	100	108
4.000% due 06/15/2013	20	21
6.500% due 08/15/2018	400	490
7.125% due 01/15/2019	35,124	44,879
7.250% due 08/15/2038	110	152
7.625% due 01/15/2039	39,682	57,326
Transocean, Inc.
4.950% due 11/15/2015	224,000	228,977
5.250% due 03/15/2013	15	15
6.000% due 03/15/2018	3,000	3,069
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	6,937
6.550% due 10/01/2017	9,800	11,337
Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	20,846
10.500% due 03/01/2014	43,500	50,460
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	1,825	798
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,552	830
10.020% due 03/22/2014 ^	5,944	2,288
10.125% due 03/22/2015 ^	8,201	3,178
10.400% due 05/01/2018	41,963	46,420
Union Pacific Corp.
4.163% due 07/15/2022	14,556	15,825
5.450% due 01/31/2013	6,390	6,705

6.125% due 02/15/2020	40,000	49,029
Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	124	136
United Technologies Corp.
5.375% due 12/15/2017	20	24
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	46,355
4.875% due 04/01/2013	175	183
6.000% due 02/15/2018	60,600	72,126
6.875% due 02/15/2038	7,500	10,075
Universal Corp.
6.250% due 12/01/2014	33,000	36,243
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	19,201
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	1,500	1,500
9.500% due 01/21/2020	9,900	10,098
UST LLC
5.750% due 03/01/2018	52,665	58,489
Vale Overseas Ltd.
4.625% due 09/15/2020	8,750	9,089
6.250% due 01/23/2017	39,835	45,100
6.875% due 11/21/2036	40,078	45,756
6.875% due 11/10/2039	82,100	94,286
8.250% due 01/17/2034	2,565	3,315
Valero Energy Corp.
6.625% due 06/15/2037	25	27
9.375% due 03/15/2019	15,000	19,256
Viacom, Inc.
4.375% due 09/15/2014	15	16
6.875% due 04/30/2036	145	182
Videotron Ltee
6.875% due 01/15/2014	304	306
9.125% due 04/15/2018	1,850	2,047
Vivendi S.A.
5.750% due 04/04/2013	145,000	151,549
6.625% due 04/04/2018	181,500	206,496
Volkswagen International Finance NV
1.031% due 10/01/2012	19,800	19,784
Wal-Mart Stores, Inc.
4.500% due 07/01/2015	2,300	2,578
4.550% due 05/01/2013	100	106
5.375% due 04/05/2017	2,716	3,210
5.800% due 02/15/2018	48,900	60,007
Walgreen Co.
5.250% due 01/15/2019	20	24
Walt Disney Co.
6.000% due 07/17/2017	70	85
6.375% due 03/01/2012	40	40
Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,204
6.100% due 03/15/2018	1,800	2,130
7.125% due 12/15/2017	1,800	2,174
7.375% due 03/11/2019	12,000	15,129
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	10,379
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	51,155
Westvaco Corp.
7.950% due 02/15/2031	22,000	24,425
Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,708
6.500% due 06/15/2016	5,000	5,460
7.750% due 07/15/2016	11,000	12,592
8.000% due 05/01/2012	600	613
Williams Cos., Inc.
7.875% due 09/01/2021	87	107
Windstream Corp.
8.125% due 08/01/2013	5,000	5,375
WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,000	5,038
3.050% due 06/28/2013	6,250	6,367
WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,112
WPP Finance UK
5.875% due 06/15/2014	2,400	2,566
Wyeth
5.500% due 02/01/2014	225	247
5.500% due 02/15/2016	850	990
7.250% due 03/01/2023	250	335
Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,460
Xerox Corp.
5.500% due 05/15/2012	250	254
6.750% due 02/01/2017	250	287

Xstrata Canada Corp.
6.000% due 10/15/2015	110	119
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,382
Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,346

		12,513,535

UTILITIES 1.8%
AES Corp.
7.375% due 07/01/2021	41,450	44,870
7.750% due 03/01/2014	2,515	2,729
8.000% due 10/15/2017	4,500	4,973
9.750% due 04/15/2016	825	949
AES Red Oak LLC
8.540% due 11/30/2019	6,498	6,725
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,143
6.103% due 06/27/2012	33,025	33,773
7.700% due 08/07/2013	31,300	33,745
8.700% due 08/07/2018	98,900	119,516
Alabama Power Co.
5.500% due 10/15/2017	250	297
Alltel Corp.
7.000% due 07/01/2012	10,759	11,087
Ameren Corp.
8.875% due 05/15/2014	25,500	28,593
Ameren Energy Generating Co.
7.000% due 04/15/2018 (k)	3,000	3,108
7.950% due 06/01/2032	4,085	3,988
Ameren Illinois Co.
6.250% due 04/01/2018	4,000	4,623
Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	6,005	6,175
AT&T Corp.
8.000% due 11/15/2031	350	495
AT&T, Inc.
4.850% due 02/15/2014	13,500	14,560
4.950% due 01/15/2013	178,740	186,341
5.100% due 09/15/2014	1,510	1,664
5.350% due 09/01/2040	739	833
5.500% due 02/01/2018	195,300	226,303
5.600% due 05/15/2018	25	29
5.625% due 06/15/2016	25	29
5.800% due 02/15/2019	435	514
6.300% due 01/15/2038	124,440	153,037
6.400% due 05/15/2038	180	223
6.450% due 06/15/2034	100	120
6.500% due 09/01/2037	307,500	383,498
6.550% due 02/15/2039	50	64
6.700% due 11/15/2013	160	176
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	32
BellSouth Corp.
4.463% due 04/26/2021	86,800	87,770
5.200% due 09/15/2014	27,800	30,756
6.550% due 06/15/2034	20,000	23,843
BP Capital Markets PLC
3.125% due 03/10/2012	20,400	20,495
3.625% due 05/08/2014	180	189
4.742% due 03/11/2021	50	57
5.250% due 11/07/2013	890	955
British Telecommunications PLC
5.150% due 01/15/2013	450	466
Calpine Construction Finance Co. LP
8.000% due 06/01/2016	18,000	19,530
Carolina Power & Light Co.
5.125% due 09/15/2013	50	54
6.500% due 07/15/2012	275	283
Cellco Partnership
8.500% due 11/15/2018	340	459
CenterPoint Energy, Inc.
5.950% due 02/01/2017	7,800	8,833
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	35,700	40,698
7.750% due 11/30/2015	1,300	1,482
CenturyLink, Inc.
6.000% due 04/01/2017	21,900	22,233
6.150% due 09/15/2019	4,000	4,023
7.600% due 09/15/2039	8,900	8,745
Cleco Power LLC
6.000% due 12/01/2040	11,700	14,300

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	9,914
Columbus Southern Power Co.
6.050% due 05/01/2018	30	35
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	115
5.850% due 04/01/2018	105,540	128,900
6.750% due 04/01/2038	35,000	49,093
7.125% due 12/01/2018	335	431
Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,171
Dominion Resources, Inc.
5.000% due 03/15/2013	250	262
5.150% due 07/15/2015	100	112
5.200% due 01/15/2016	15,300	17,245
5.250% due 08/01/2033	70	77
5.700% due 09/17/2012	100	103
6.400% due 06/15/2018	22,010	26,592
7.000% due 06/15/2038	25	34
8.875% due 01/15/2019	105	139
Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	16,380
5.625% due 11/30/2012	5,100	5,316
5.750% due 11/15/2013	300	326
Duke Energy Corp.
6.300% due 02/01/2014	367	405
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	140
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	15,600	16,127
E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,422
EDF S.A.
4.600% due 01/27/2020	95,900	98,149
5.500% due 01/26/2014	168,600	180,165
5.600% due 01/27/2040	53,000	53,736
6.500% due 01/26/2019	169,290	191,726
6.950% due 01/26/2039	149,550	176,287
Embarq Corp.
6.738% due 06/01/2013	300	312
7.082% due 06/01/2016	97,169	105,446
7.995% due 06/01/2036	300	311
Enel Finance International NV
3.875% due 10/07/2014	6,400	6,235
5.125% due 10/07/2019	235	210
5.700% due 01/15/2013	300	301
6.250% due 09/15/2017	2,400	2,294
6.800% due 09/15/2037	1,700	1,478
Entergy Corp.
3.625% due 09/15/2015	200	203
FirstEnergy Corp.
7.375% due 11/15/2031	95	117
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	129
Florida Power Corp.
5.100% due 12/01/2015	500	569
5.650% due 06/15/2018	70	84
France Telecom S.A.
2.125% due 09/16/2015	10,000	9,918
4.375% due 07/08/2014	26,400	27,907
8.500% due 03/01/2031	490	700
Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,250
8.250% due 05/01/2014	1,000	1,048
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	87,500	98,617
10.500% due 03/25/2014	105,200	118,529
Great Plains Energy, Inc.
4.850% due 06/01/2021	355	373
GTE Corp.
6.940% due 04/15/2028	50	63
Gulf Power Co.
5.300% due 12/01/2016	40	45
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	147
Indiana Michigan Power Co.
5.650% due 12/01/2015	425	478
Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	361
Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	65
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	23,000	23,632
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015	1,900	1,948
6.500% due 09/01/2012	14,000	14,350

Korea Electric Power Corp.
3.000% due 10/05/2015	5,200	5,238
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	2,500	2,516
6.250% due 06/17/2014	5,700	6,178
KT Corp.
4.875% due 07/15/2015	100	106
MidAmerican Energy Co.
4.650% due 10/01/2014	100	109
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	75
6.125% due 04/01/2036	44,790	53,582
Midwest Generation LLC
8.560% due 01/02/2016	1,073	1,084
Monongahela Power Co.
7.950% due 12/15/2013	13,000	14,545
National Grid PLC
6.300% due 08/01/2016	4,500	5,170
Nevada Power Co.
6.750% due 07/01/2037	500	684
7.125% due 03/15/2019	165	206
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	1,965	2,074
7.875% due 12/15/2015	8,000	9,554
NGPL PipeCo LLC
6.514% due 12/15/2012	252,730	255,371
7.119% due 12/15/2017	58,640	57,971
7.768% due 12/15/2037	5,250	4,773
NiSource Finance Corp.
6.125% due 03/01/2022	1,500	1,730
Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	21,613
NRG Energy, Inc.
7.375% due 01/15/2017	23,700	24,648
8.500% due 06/15/2019	20	20
NSG Holdings LLC
7.750% due 12/15/2025	800	824
Ohio Edison Co.
5.450% due 05/01/2015	350	386
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	133
Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	593
5.800% due 03/01/2037	525	641
8.250% due 10/15/2018	495	653
PacifiCorp
5.500% due 01/15/2019	75	89
Peco Energy Co.
5.600% due 10/15/2013	8,500	9,193
5.950% due 10/01/2036	50	64
Penn Virginia Corp.
10.375% due 06/15/2016	400	428
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014	205	217
PG&E Corp.
5.750% due 04/01/2014	100	109
PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,961
PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,431
6.300% due 07/15/2013	10,000	10,689
Progress Energy, Inc.
7.050% due 03/15/2019	17,550	21,731
7.750% due 03/01/2031	520	739
PSEG Power LLC
5.000% due 04/01/2014	10,425	11,171
5.320% due 09/15/2016	2,305	2,574
5.500% due 12/01/2015	8,000	8,901
Public Service Co. of Colorado
3.200% due 11/15/2020	6	6
Public Service Electric & Gas Co.
5.000% due 08/15/2014	4,000	4,381
5.300% due 05/01/2018	2,000	2,370
6.330% due 11/01/2013	25	27
Puget Sound Energy, Inc.
5.757% due 10/01/2039	50	62
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,100	11,239
4.750% due 02/16/2021	46,100	46,676
5.000% due 10/19/2025	29,600	29,748
Qwest Corp.
3.796% due 06/15/2013	110,770	111,650
6.500% due 06/01/2017	300	329
7.200% due 11/10/2026	1,000	1,002
7.500% due 10/01/2014	1,700	1,881
7.625% due 06/15/2015	3,050	3,396
8.375% due 05/01/2016	10,250	11,794

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		7,006	7,548
5.298% due 09/30/2020 (k)		52,255	56,305
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		2,500	2,688
5.832% due 09/30/2016		10,393	11,147
5.838% due 09/30/2027		45,300	48,471
6.332% due 09/30/2027		7,000	7,628
6.750% due 09/30/2019		11,400	13,540
Sempra Energy
9.800% due 02/15/2019		15,000	20,280
Shell International Finance BV
4.300% due 09/22/2019		500	581
Southern California Edison Co.
5.500% due 08/15/2018		40	48
5.750% due 03/15/2014		500	551
Southern California Gas Co.
4.800% due 10/01/2012		50	51
Southwestern Electric Power Co.
5.875% due 03/01/2018		275	315
Sprint Nextel Corp.
6.000% due 12/01/2016		4,750	3,966
Telecom Italia Capital S.A.
4.950% due 09/30/2014		30	28
5.250% due 11/15/2013		144	138
5.250% due 10/01/2015		35	32
6.000% due 09/30/2034		122	91
6.999% due 06/04/2018		15,030	14,066
Tenaska Alabama Partners LP
7.000% due 06/30/2021		75	79
TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	39,840
6.625% due 03/20/2017		21,900	22,447
7.250% due 02/02/2020		4,100	4,264
7.500% due 03/13/2013		73,100	76,389
7.500% due 07/18/2016		26,800	28,341
7.875% due 03/13/2018		11,600	12,514
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,266
1.500% due 05/30/2014		293,000	3,199
1.850% due 07/28/2014		223,000	2,424
4.100% due 05/29/2015		184,000	2,031
4.500% due 03/24/2014	EUR	41,350	47,149
5.050% due 11/28/2014	JPY	50,000	581
Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	19,329
5.500% due 04/01/2017		1,735	2,012
5.550% due 02/15/2016		2,000	2,291
5.850% due 09/15/2035		615	736
6.100% due 04/15/2018		65,115	78,311
6.350% due 04/01/2019		20	24
6.900% due 04/15/2038		14,955	20,022
8.750% due 11/01/2018		1,664	2,250
Verizon Global Funding Corp.
7.750% due 12/01/2030		9,570	13,346
Verizon New Jersey, Inc.
5.875% due 01/17/2012		865	866
Verizon New York, Inc.
7.375% due 04/01/2032		200	233
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	521
Verizon Wireless Capital LLC
5.250% due 02/01/2012		70,500	70,744
5.550% due 02/01/2014		1,262	1,372
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		5,000	4,919
Virgin Media Finance PLC
9.500% due 08/15/2016		1,525	1,719
Virginia Electric and Power Co.
5.400% due 04/30/2018		7,230	8,634
5.950% due 09/15/2017		15	18
Vodafone Group PLC
0.792% due 02/27/2012		40,000	40,006
4.150% due 06/10/2014		160	170
5.450% due 06/10/2019		425	495
5.625% due 02/27/2017		353	410
5.750% due 03/15/2016		545	629
6.150% due 02/27/2037		105	131
Wisconsin Electric Power Co.
6.000% due 04/01/2014		25	28

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	15,024

		4,464,505

Total Corporate Bonds & Notes (Cost $72,318,603)		73,721,019

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	4,360
Boston Properties LP
2.875% due 02/15/2037	18,600	18,693
ProLogis LP
2.250% due 04/01/2037	10,500	10,526

		33,579

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	44,834
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,028
Transocean, Inc.
1.500% due 12/15/2037	13,200	13,035

		58,897

Total Convertible Bonds & Notes (Cost $87,309)		92,476

MUNICIPAL BONDS & NOTES 4.4%
ALABAMA 0.0%
Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,242

ARIZONA 0.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	4,931
JP Morgan Chase Putters/Drivers Trust, Arizona Revenue Bonds, Series 2008
12.167% due 01/01/2032	4,815	6,258
17.197% due 01/01/2031	3,700	5,518
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	987
5.500% due 07/01/2037	5,000	4,244
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2005
7.320% due 01/01/2032	500	513
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,048

		33,499

ARKANSAS 0.0%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,375

CALIFORNIA 1.7%
ABC Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,131
Alameda Corridor Transportation Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,834
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	122
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,600	1,898
Alameda Unified School District-Alameda County, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	1,877
0.000% due 08/01/2025	3,000	1,503
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	131,858
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	89,500	116,649
6.918% due 04/01/2040	51,240	65,510
7.043% due 04/01/2050	167,700	220,817
Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	365
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	512
Burbank, California Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	28,577
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,873
6.000% due 06/01/2035	10,000	8,095

6.125% due 06/01/2038	2,000	1,594
6.125% due 06/01/2043	2,000	1,629
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	10,145	1,187
5.450% due 06/01/2028	15,000	11,968
California Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,466
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	68,200	79,780
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	91
4.000% due 10/01/2017	100	111
California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	444
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	86,800	104,234
7.550% due 04/01/2039	120,737	147,748
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	176,065	217,565
7.625% due 03/01/2040	1,500	1,847
7.700% due 11/01/2030	14,750	16,772
7.950% due 03/01/2036	79,200	89,637
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	416
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	78,533
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	164
5.950% due 04/01/2016	3,200	3,606
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	68,274
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,500	17,648
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	3,008
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,063
5.250% due 07/01/2042	1,250	972
5.500% due 11/01/2038	2,750	2,480
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	45,837
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	16,158
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,667
Ceres Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	905
0.000% due 08/01/2028	2,825	1,034
0.000% due 08/01/2029	2,940	1,000
Chino Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	300	171
Chula Vista Community Facilities District, California Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,895	1,675
Clovis Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,000	1,170
0.000% due 08/01/2025	3,535	1,794
0.000% due 08/01/2027	2,500	1,110
Compton Community Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305	1,385
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	41,316
Covina-Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,449
Dixon Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 1998
4.850% due 09/02/2012	70	70
East Side Union High School District, California General Obligation Bonds, (SGI Insured), Series 2005
0.000% due 08/01/2021	1,985	1,274
0.000% due 08/01/2022	1,490	901
Empire Union School District, California Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	507
0.000% due 10/01/2032	1,265	365
Escondido Union School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	1,000	452
Eureka Union School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	2,440	1,040
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,253
0.000% due 01/15/2034	5,000	1,161
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	19,313
5.000% due 06/01/2038	45,000	42,276

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037	11,300	7,283
5.000% due 06/01/2033	25,700	17,979
5.125% due 06/01/2047	37,000	24,165
5.750% due 06/01/2047	67,100	48,679
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	21,746
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	407
4.931% due 09/01/2016	500	513
5.395% due 09/01/2017	1,000	1,035
5.845% due 09/01/2018	750	784
6.328% due 09/01/2019	500	524
6.578% due 09/01/2020	1,000	1,050
Jurupa Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	774
Kings Canyon Joint Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	1,043
Las Virgenes Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,931
Lee Lake Water District Community Facilities District No 2, California Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	825
Long Beach Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	9,800	2,460
5.914% due 08/01/2025	11,900	13,582
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	47,080
6.750% due 08/01/2049	120,755	153,943
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,126
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	81,743
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	52,565	65,183
7.618% due 08/01/2040	3,100	3,839
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	32,197
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	68,121
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	39,690	43,260
6.574% due 07/01/2045	2,440	3,100
6.603% due 07/01/2050	103,220	135,211
7.000% due 07/01/2041	1,500	1,705
7.003% due 07/01/2041	6,665	7,624
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	54,389
Los Angeles Department of Water & Power, California Revenue Notes, (AGM Insured), Series 2005
18.378% due 07/01/2013	12,500	14,113
Los Angeles Harbor Department, California Revenue Bonds, Series 1988
7.600% due 10/01/2018	10	12
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	218
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	79,539
5.755% due 07/01/2029	3,600	3,924
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	69,300	86,073
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	82,184
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	40,711
5.813% due 06/01/2040	27,000	30,512
Manhattan Beach Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	511
Manteca Unified School District, California Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	1,021
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,119
6.538% due 07/01/2039	41,240	45,677
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	40,500	47,491
Modesto Elementary School District/Stanislaus County, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,483
0.000% due 08/01/2024	2,705	1,433
0.000% due 05/01/2027	2,000	868
Modesto High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	991
Montclair Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,298
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2024	1,485	772
Montebello Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	759

0.000% due 08/01/2025	2,830	1,327
0.000% due 08/01/2027	2,775	1,126
Moreno Valley Unified School District Community Facilities District, California Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	4,094
Newark Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	3,245	1,461
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	10,282
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	51,000	58,735
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	9,000	10,074
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,452
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	32,172
Palmdale Community Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	481
0.000% due 12/01/2031	1,230	472
0.000% due 12/01/2032	1,225	447
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	46,206
Paramount Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 09/01/2023	1,750	993
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	43,319
Placer Union High School District, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2033	10,150	2,788
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040	5,000	906
0.000% due 08/01/2041	5,000	851
0.000% due 08/01/2046	10,000	1,248
Riverside CA Electric Revenue, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	32,806
Riverside CA Sewer Revenue, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	22,674
7.200% due 08/01/2039	35,000	41,287
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	13,604
7.021% due 08/01/2040	14,900	15,948
Rocklin Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,509
0.000% due 08/01/2024	5,000	2,694
0.000% due 08/01/2025	4,000	1,998
0.000% due 08/01/2026	4,000	1,864
0.000% due 08/01/2027	4,500	1,960
Sacramento City Financing Authority, California Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,370	4,374
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	11,433
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	35	35
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	481
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	39,620
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	62,924
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,298
7.750% due 09/01/2040	6,000	6,205
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	50,195	39,454
San Francisco CA Wastewater Revenue City & County Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,174
5.600% due 10/01/2030	9,520	10,592
5.820% due 10/01/2040	19,315	21,824
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,400	1,403
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	11,672
6.950% due 11/01/2050	10,500	13,841
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 1999
0.000% due 08/01/2023	1,770	983
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2025	10,895	5,245
0.000% due 08/01/2026	12,215	5,470
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	17,351
Sanger Unified School District, California Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,677
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,170
0.000% due 08/01/2028	3,520	1,428
0.000% due 08/01/2030	2,500	876
0.000% due 08/01/2031	3,780	1,228
0.000% due 08/01/2032	3,770	1,140

Santa Barbara Secondary High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	7,092
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,241
Santa Monica Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	976
0.000% due 08/01/2027	3,550	1,625
Shasta Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	532
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	115	118
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	16,358
South Tahoe Joint Powers Parking Financing Authority, California Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,505	2,155
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,491
5.943% due 07/01/2040	21,300	24,236
Southern Mono Health Care District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	767
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,090
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,348
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	25,655
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	21,192
6.270% due 05/15/2031	3,045	3,351
6.583% due 05/15/2049	56,100	67,406
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,829
5.946% due 05/15/2045	36,000	40,757
6.296% due 05/15/2050	34,000	38,027
6.398% due 05/15/2031	37,000	42,948
6.548% due 05/15/2048	113,400	135,041
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	112
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,177
Victor Elementary School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	591
0.000% due 08/01/2026	2,410	1,098
Vista Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	469
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	20,115	22,919
William S Hart Joint School Financing Authority, California Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	1,580	353
0.000% due 08/01/2037	3,825	803
Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	25	25
Yuba City Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	1,034

		4,145,335

COLORADO 0.0%
Aurora Single Tree Metropolitan District, Colorado General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	704
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	831
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	27,421
7.017% due 12/15/2037	15,000	18,965
E-470 Public Highway Authority, Colorado Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	3,973
0.000% due 09/01/2037	15,000	2,536
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,512

		59,942

CONNECTICUT 0.0%
Borough of Naugatuck, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	179

DISTRICT OF COLUMBIA 0.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	112,100	122,208

FLORIDA 0.0%
Austin Trust, Florida General Obligation Bonds, Series 2008
8.720% due 06/01/2032	14,375	15,950
Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,199
6.206% due 10/01/2030	15,000	16,168
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,667
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,752
JP Morgan Chase Putters/Drivers Trust, Florida Revenue Bonds, Series 2008
17.082% due 12/01/2026	2,755	4,951
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,545	4,111
Seminole County, Florida Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	37,409

		103,207

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	126,134	129,787

ILLINOIS 0.6%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	40,000	14,580
0.000% due 12/01/2031	4,500	1,540
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	10,988
0.000% due 12/01/2031	22,000	7,529
Chicago IL O’Hare International Airport Revenue, Illinois Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,207
6.845% due 01/01/2038	2,000	2,201
Chicago IL Waterworks Revenue, Illinois Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	25,160
Chicago IL Waterworks Revenue, Illinois Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	9,683
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	76,200	83,543
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	63,938
6.899% due 12/01/2040	401,065	468,480
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	11,358
7.517% due 01/01/2040	79,200	97,239
Chicago, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	8,040
0.000% due 01/01/2038	29,145	6,764
0.000% due 01/01/2039	32,670	7,149
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
7.533% due 01/01/2014	12,465	12,995
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,441	1,485
6.750% due 12/01/2032	3,104	3,196
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	1,350	1,350
Illinois Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	983
Illinois Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,153
5.750% due 05/15/2031	2,000	1,828
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	40,070
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	9,900	10,228
6.725% due 04/01/2035	71,900	74,768
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	13,815	12,553
Illinois State General Obligation Notes, (BABs), Series 2010
4.790% due 04/01/2016	16,800	17,525
5.090% due 04/01/2017	25,300	26,384
5.547% due 04/01/2019	9,900	10,446
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	400
3.321% due 01/01/2013	6,200	6,310
4.071% due 01/01/2014	78,800	81,063
4.421% due 01/01/2015	73,400	76,190
Illinois State General Obligation Notes, Series 2011
4.511% due 03/01/2015	34,500	35,930
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	22,750

6.184% due 01/01/2034	10,800	12,441
JP Morgan Chase Putters/Drivers Trust, Illinois Revenue Bonds, Series 2008
16.723% due 06/01/2026	2,315	3,391
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	21,745
0.000% due 12/15/2032	55,000	17,227
0.000% due 12/15/2033	50,000	14,566
0.000% due 06/15/2038	2,460	527
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	568
Village of Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,988
7.000% due 01/01/2028	2,740	2,452

		1,333,931

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,194
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	773
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	53,141
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,605
5.750% due 09/01/2042	2,000	1,722

		66,435

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,555
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	25,871
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,254
6.500% due 06/01/2023	43,835	41,052

		81,732

KANSAS 0.0%
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	411

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	83,501
Louisiana State Revenue Bonds, (BABs), Series 2009
2.770% due 05/01/2043	2,600	2,633
3.000% due 05/01/2043	400	405
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,352

		105,891

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	11,790	15,012
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	39,536
Massachusetts School Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2041	40,000	43,411
Massachusetts Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
7.900% due 08/01/2032	250	263
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	29,500	36,170

		134,392

MICHIGAN 0.0%
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	745	640
Michigan Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	105	96
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	651
5.000% due 09/01/2036	1,500	1,049
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	61,056
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	315	231

Star International Academy, Michigan Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,420	1,278

		65,001

MINNESOTA 0.0%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,082
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	77

		1,159

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	11,581

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,240
University Place Transportation Development District, Missouri Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	383

		1,623

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	668
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	45,400	52,027

		52,695

NEVADA 0.2%
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	39,587
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	140,800	177,205
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	113,409
7.100% due 06/01/2039	33,000	36,449
7.263% due 06/01/2034	27,500	31,202
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	16,416
5.700% due 03/01/2040	10,885	11,904
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	37,282

		463,454

NEW JERSEY 0.2%
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	533
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	8,091
0.000% due 02/15/2020	65,775	43,787
0.000% due 02/15/2021	3,000	1,874
0.000% due 02/15/2026	2,710	1,186
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,895	1,895
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	144,660	144,682
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,721
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	10,000	11,010
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	36,094
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	136,700	187,287
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	27,899
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	10,000	3,343
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2042	1,500	1,555
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	11,588

5.000% due 06/01/2041	32,755	23,625

		506,170

NEW YORK 0.6%
Albany Industrial Development Agency, New York Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,737
Austin Trust, New York Revenue Bonds, Series 2007
9.239% due 06/15/2038	69,000	76,462
Austin Trust, New York Revenue Bonds, Series 2008
12.665% due 11/01/2027	5,000	6,221
13.424% due 11/01/2027	5,000	6,887
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,205
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.743% due 09/15/2029	13,810	17,630
JP Morgan Chase Putters/Drivers Trust, New York Revenue Notes, Series 2008
8.040% due 07/15/2012	6,820	7,937
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,412
7.336% due 11/15/2039	1,020	1,430
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	46,086
6.089% due 11/15/2040	40,000	48,157
6.548% due 11/15/2031	27,525	32,713
6.648% due 11/15/2039	80,000	97,130
7.134% due 11/15/2030	3,700	4,285
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,035
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,302
5.985% due 12/01/2036	9,360	11,206
6.435% due 12/01/2035	4,900	5,497
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,084
5.817% due 10/01/2031	2,500	2,753
5.968% due 03/01/2036	45,000	54,161
6.246% due 06/01/2035	36,155	40,316
6.271% due 12/01/2037	4,000	4,936
6.646% due 12/01/2031	12,100	13,959
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	230
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	115,985	132,516
5.790% due 06/15/2041	57,000	61,370
5.882% due 06/15/2044	32,900	40,643
6.124% due 06/15/2042	75,000	81,175
6.282% due 06/15/2042	33,400	37,637
6.491% due 06/15/2042	18,000	20,265
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	37,100	40,024
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds, Series 2011
5.000% due 11/01/2021	3,585	4,492
5.000% due 11/01/2022	5,165	6,385
5.000% due 11/01/2023	9,755	11,877
5.000% due 11/01/2024	3,135	3,744
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	100	110
5.508% due 08/01/2037	70,000	81,407
5.572% due 11/01/2038	60,100	69,803
5.808% due 08/01/2030	20,000	21,651
5.932% due 11/01/2036	22,900	25,458
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	25,000	27,900
New York Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	6,591
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,115	13,390
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	43,800	46,955
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	25,000	28,589
5.628% due 03/15/2039	1,750	2,025
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	56,351
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	15,140
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	64,026
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	491
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	79,900	90,766
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	8,000	8,260

TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	17,812
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	824

		1,513,448

NORTH CAROLINA 0.0%
Austin Trust, North Carolina Certificates of Participation Bonds, (AGM Insured), Series 2008
13.404% due 05/01/2026	4,880	6,341
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	811
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,387
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	41,206

		49,745

NORTH DAKOTA 0.0%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,293

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	86,000	99,984
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	63,873
7.834% due 02/15/2041	17,400	24,046
8.084% due 02/15/2050	217,460	303,731
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	7,898
5.875% due 06/01/2030	13,800	10,273
5.875% due 06/01/2047	386,500	277,901
6.500% due 06/01/2047	16,900	13,314
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,243
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	70	71
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	74
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	26,000	26,944
Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	21,619
Student Loan Funding Corp., Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.193% due 06/01/2025	28,400	26,330
0.210% due 06/01/2025	17,300	16,039
0.229% due 06/01/2025	15,300	14,185
0.245% due 06/01/2025	15,400	14,278
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,607
7.875% due 06/01/2031	7,000	7,972

		937,382

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,599
6.180% due 05/01/2035	18,170	19,447

		37,046

PENNSYLVANIA 0.1%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	833
5.375% due 11/15/2040	50,800	40,832
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	473
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	38,379
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	1,100	1,208
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	2,300	2,519
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,095
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	7,538
6.765% due 06/01/2040	25,000	27,837

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	340	306

		121,020

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,923
0.000% due 08/01/2054	77,000	5,291
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,253

		12,467

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority, Rhode Island Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	185
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,005

		7,190

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	376

SOUTH DAKOTA 0.0%
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,540

TENNESSEE 0.0%
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,276
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	625	53

		1,329

TEXAS 0.2%
Austin Trust, Texas Revenue Bonds, Series 2008
8.723% due 08/15/2030	6,595	7,470
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,233
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
7.603% due 02/15/2014	6,500	7,347
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	178
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	5,775
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	148,804
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	550
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
13.756% due 02/15/2032	4,690	6,623
16.198% due 02/15/2028	5,565	8,288
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Notes, (PSF/GTD Insured), Series 2008
11.663% due 02/15/2012	3,985	4,261
Midlothian Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
5.000% due 02/15/2040	14,000	15,249
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.472% due 04/01/2040	13,578	13,256
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	91
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	50,500	56,865
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	25,000	27,598
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,709
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	11,565
6.308% due 02/01/2037	40,400	45,036
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	19,625	23,866
Texas State General Obligation Bonds, (BABs), Series 2010
4.681% due 04/01/2040	100	111
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	7,006
0.000% due 08/15/2025	19,990	9,204
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	81,550	94,818

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,365

		543,268

UTAH 0.0%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	627
Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,093
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	190
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	480	613
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	782
Utah Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	4,298

		7,603

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	11,000	7,132

WASHINGTON 0.0%
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,685
Spokane County, Washington Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,001
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,253
Washington Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,273
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,223
Washington State General Obligation Bonds, Series 2011
5.000% due 06/01/2041	1,800	1,952
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	7,020
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,318

		42,725

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	164,445	118,983
WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	442
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	2,131

		2,573

Total Municipal Bonds & Notes (Cost $9,625,350)		10,830,369

U.S. GOVERNMENT AGENCIES 44.7%
Bolivia Government AID Bond
0.376% due 02/01/2019	3,516	3,396
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (b)	23	21
0.000% due 10/09/2019	13,300	10,242
0.354% due 07/25/2037	622	597
0.394% due 01/25/2021	156	156
0.414% due 03/25/2034	207	206
0.424% due 03/25/2036	6,099	5,688
0.444% due 08/25/2034	182	177
0.494% due 05/25/2035 - 10/27/2037	101,160	100,572
0.534% due 06/25/2032	33	32
0.544% due 03/25/2035 - 05/25/2037	308	307
0.594% due 12/25/2028 - 03/25/2037	12,044	11,985
0.604% due 04/25/2037	151,094	150,455
0.614% due 06/25/2037	34	34
0.644% due 08/25/2033 - 03/25/2044	15,055	14,995
0.654% due 03/25/2037	262	261
0.685% due 04/18/2028	112	113
0.694% due 06/25/2029 - 11/25/2036	10,280	10,269
0.704% due 09/25/2035	32,622	32,251
0.735% due 10/18/2030	773	776
0.739% due 02/25/2037	40,593	40,434
0.744% due 10/25/2030 - 12/25/2041	139,402	139,336

0.763% due 08/25/2021 - 03/25/2022	20	20
0.794% due 03/25/2017 - 04/25/2038	117,760	118,045
0.835% due 12/18/2031	248	250
0.874% due 08/25/2037 -06/25/2041	52,252	52,280
0.894% due 05/25/2030	253	253
0.913% due 11/25/2013 - 08/25/2022	37	37
0.924% due 05/25/2040	3,134	3,143
0.944% due 05/25/2030	253	253
0.963% due 10/25/2023 - 03/25/2024	1,791	1,809
0.994% due 10/25/2037 - 06/25/2040	66,692	66,863
1.000% due 01/20/2022	1,100	1,140
1.014% due 06/25/2037	6,196	6,225
1.024% due 06/25/2040	117,764	118,152
1.044% due 03/25/2038 - 06/25/2040	77,978	78,388
1.113% due 01/25/2022	25	26
1.114% due 12/25/2039	4,146	4,187
1.143% due 01/25/2022	64	65
1.163% due 12/25/2021	29	29
1.194% due 04/25/2032	38	38
1.313% due 04/25/2023	202	206
1.375% due 11/15/2016	2,200	2,223
1.381% due 04/01/2027	34	35
1.418% due 07/01/2042 - 10/01/2044	27,051	27,466
1.419% due 12/01/2044	4,445	4,474
1.420% due 06/01/2043	11,765	11,835
1.468% due 09/01/2041	44	44
1.500% due 01/01/2021	12	12
1.605% due 06/01/2035	1,307	1,317
1.618% due 10/01/2030 - 10/01/2040	4,832	4,941
1.700% due 02/01/2023	54	54
1.719% due 09/01/2022	90	91
1.750% due 02/01/2020	8	8
1.758% due 04/01/2027	39	41
1.768% due 09/01/2035	113	116
1.826% due 05/01/2023	122	124
1.828% due 06/01/2023	77	78
1.875% due 02/01/2022	103	104
1.897% due 02/01/2034	56	58
1.907% due 01/01/2020	376	383
1.910% due 06/01/2030	41	42
1.920% due 11/01/2023	17	17
1.921% due 02/01/2035	2,825	2,949
1.924% due 03/01/2019 - 03/01/2034	7,373	7,712
1.928% due 12/01/2020	304	309
1.979% due 10/01/2034	1,783	1,873
1.982% due 02/01/2035	2,879	3,022
2.045% due 04/01/2036	261	275
2.055% due 06/01/2021 - 10/01/2034	603	629
2.073% due 11/01/2023	15	15
2.075% due 08/01/2035	288	300
2.080% due 10/01/2034	1,586	1,651
2.116% due 02/01/2035	439	459
2.127% due 01/01/2035	7,755	8,044
2.130% due 01/01/2035	11,411	11,823
2.151% due 08/01/2025	768	806
2.165% due 11/01/2034	2,227	2,313
2.167% due 11/01/2035	3,180	3,306
2.175% due 09/01/2034	1,054	1,095
2.187% due 12/01/2034 - 01/01/2035	7,420	7,671
2.191% due 01/01/2035	174	180
2.203% due 11/01/2034	1,776	1,848
2.211% due 09/01/2035	6,945	7,228
2.215% due 11/01/2035	367	383
2.221% due 05/01/2035	223	232
2.225% due 12/01/2034	185	193
2.230% due 09/01/2023 - 05/01/2024	132	137
2.239% due 11/01/2035	14,431	15,030
2.244% due 12/01/2034	205	213
2.253% due 08/01/2032	41	42
2.260% due 09/01/2033	124	130
2.265% due 09/01/2029	4	4
2.267% due 11/01/2025	88	93
2.268% due 12/01/2025	108	113
2.270% due 05/01/2034	411	432
2.275% due 09/01/2035	53	56
2.276% due 07/01/2024	233	235
2.277% due 09/01/2033	55	56
2.278% due 10/01/2024	38	38
2.279% due 10/01/2035	1,136	1,198
2.282% due 11/01/2032	81	85
2.287% due 06/01/2015	72	74
2.300% due 11/01/2035	3,043	3,186
2.301% due 12/01/2022	21	23
2.306% due 08/01/2033	23	25
2.307% due 12/01/2034	1,228	1,289
2.310% due 12/01/2033	469	491

2.312% due 07/01/2035	137	145
2.315% due 11/01/2023 - 12/01/2023	287	293
2.316% due 03/01/2025	492	517
2.318% due 10/01/2034	3,073	3,237
2.325% due 01/01/2024 - 06/01/2035	1,526	1,605
2.330% due 02/01/2027	238	250
2.342% due 11/01/2025	136	142
2.345% due 07/01/2026 - 09/01/2035	8,007	8,459
2.348% due 08/01/2027	1,116	1,177
2.349% due 10/01/2024 - 01/01/2026	207	219
2.350% due 09/01/2034 - 07/01/2035	16,772	17,695
2.352% due 09/01/2024 - 12/01/2033	488	505
2.353% due 07/01/2034	21	22
2.355% due 03/01/2033	161	169
2.360% due 03/01/2035	1,120	1,177
2.363% due 08/01/2035	2,458	2,596
2.365% due 05/01/2025	143	150
2.373% due 04/01/2033	64	67
2.375% due 04/01/2017 - 08/01/2035	1,061	1,120
2.378% due 01/01/2036	749	787
2.379% due 04/01/2034 - 02/01/2035	2,799	2,951
2.380% due 06/01/2025	59	63
2.381% due 05/25/2035	19,714	20,640
2.382% due 07/01/2035 - 09/01/2035	3,369	3,551
2.391% due 11/01/2035	762	805
2.396% due 11/01/2025	399	423
2.397% due 08/01/2026 - 08/01/2035	6,443	6,808
2.407% due 12/01/2023	59	61
2.409% due 05/01/2026	39	41
2.410% due 09/01/2035	201	213
2.413% due 05/01/2033	205	216
2.415% due 08/01/2035	38	40
2.419% due 01/01/2036	490	519
2.420% due 03/01/2035	57	60
2.423% due 02/01/2035	2,800	2,947
2.426% due 11/01/2035	9,924	10,468
2.430% due 05/01/2024 - 05/01/2035	19,962	21,003
2.433% due 07/01/2020	58	59
2.435% due 07/01/2035	1,573	1,663
2.437% due 11/01/2034	53	56
2.438% due 06/01/2030	75	76
2.440% due 06/01/2034	18	19
2.441% due 04/01/2027	37	39
2.444% due 12/01/2025 - 06/01/2035	10,025	10,596
2.450% due 12/01/2023 - 02/01/2028	169	176
2.459% due 12/01/2034	85	89
2.460% due 03/01/2026	47	49
2.463% due 07/01/2019	61	61
2.466% due 05/01/2035	11,881	12,522
2.470% due 07/01/2026 - 07/01/2033	22	23
2.475% due 05/01/2022	7	7
2.482% due 06/01/2025	300	319
2.486% due 05/01/2030	12	13
2.487% due 09/01/2035	1,433	1,514
2.500% due 03/01/2024 - 08/01/2035	701	739
2.507% due 06/01/2035	5,979	6,319
2.521% due 11/01/2034	3,711	3,941
2.525% due 05/01/2030	11	12
2.526% due 10/01/2020	14	14
2.527% due 07/01/2034	3,161	3,336
2.529% due 11/01/2034	1,374	1,451
2.536% due 04/01/2034	234	246
2.543% due 10/01/2023	18	18
2.547% due 05/01/2035 - 07/01/2035	5,560	5,888
2.548% due 12/01/2035	12	13
2.550% due 08/01/2031 - 02/01/2035	176	180
2.551% due 01/01/2035	1,414	1,490
2.555% due 12/01/2023	32	34
2.558% due 03/01/2034	5,994	6,322
2.560% due 02/01/2036	210	221
2.565% due 09/01/2021 - 11/01/2025	71	72
2.585% due 11/01/2023	13	13
2.589% due 07/01/2017	487	497
2.590% due 06/01/2035	125	132
2.596% due 03/01/2036	345	366
2.599% due 04/01/2024	208	210
2.600% due 03/01/2033 - 12/01/2033	1,045	1,087
2.608% due 09/01/2024	81	82
2.611% due 08/01/2023	46	47
2.616% due 12/01/2024	11	11
2.625% due 02/01/2024	47	49
2.633% due 12/01/2030	13	13
2.642% due 04/01/2018	120	125
2.643% due 04/01/2024	13	13
2.658% due 10/01/2026	9	10
2.659% due 09/01/2017	387	396

2.663% due 06/01/2033	97	102
2.684% due 09/01/2014	8	9
2.725% due 11/01/2019	91	91
2.764% due 12/01/2027	245	259
2.795% due 11/01/2031	171	173
2.819% due 06/01/2035	1,067	1,133
2.820% due 06/01/2023	17	17
2.848% due 04/01/2026	14	14
2.850% due 12/01/2026	11	12
2.875% due 10/01/2024 - 11/01/2027	46	49
2.906% due 10/01/2019	92	97
2.936% due 02/01/2033	1	2
2.947% due 05/01/2014	28	29
2.965% due 11/01/2024	1,119	1,154
2.975% due 06/01/2019	2	2
2.977% due 12/01/2017	471	490
3.000% due 01/01/2018 - 02/01/2027	878,954	905,186
3.007% due 07/01/2021	21	22
3.050% due 10/01/2020	24	25
3.140% due 11/01/2021	8,700	8,999
3.150% due 09/01/2019	462	472
3.197% due 08/01/2027	606	643
3.220% due 07/01/2019	8	8
3.238% due 08/01/2027	75	80
3.241% due 02/01/2028	383	391
3.242% due 02/01/2021	40	41
3.330% due 11/01/2021	16,876	17,911
3.410% due 05/01/2036	1,021	1,075
3.420% due 03/21/2022	5,600	5,801
3.445% due 12/01/2017	3	3
3.500% due 08/01/2013 - 01/01/2042	1,729,081	1,802,549
3.500% due 03/01/2041 (k)	1,841,436	1,896,048
3.570% due 11/21/2021	2,912	3,068
3.697% due 10/01/2027	143	149
3.750% due 01/01/2020	7	7
3.845% due 04/01/2038	22	23
3.888% due 07/01/2024	81	86
3.915% due 05/01/2023	193	199
3.930% due 06/01/2022	27	27
3.980% due 07/01/2021	45,500	49,500
4.000% due 03/01/2013 - 02/01/2042	31,540,928	33,165,426
4.000% due 12/01/2039 - 02/01/2041 (k)	4,162,715	4,380,116
4.187% due 03/01/2023	121	122
4.200% due 05/01/2021	0	0
4.207% due 03/01/2035	68	71
4.250% due 05/01/2016	12,071	13,129
4.251% due 08/01/2022	702	707
4.295% due 11/01/2021	36	36
4.320% due 09/01/2028	188	196
4.375% due 03/01/2023	70	75
4.418% due 02/01/2028	24	26
4.500% due 03/01/2013 - 01/01/2042	36,104,420	38,449,094
4.527% due 12/01/2036	689	725
4.537% due 09/01/2021	6	7
4.680% due 12/01/2012	341	347
4.699% due 09/01/2034	725	778
4.750% due 03/01/2035	209	214
4.764% due 11/01/2012	39	40
4.825% due 02/01/2020	29	30
4.857% due 02/01/2013	311	319
4.860% due 02/01/2013	302	308
4.870% due 05/01/2013 - 04/01/2035	2,609	2,757
4.879% due 04/01/2013	41	42
4.916% due 12/01/2036	93	97
4.991% due 03/01/2024	18	19
5.000% due 02/25/2017 - 01/01/2042	9,608,554	10,391,161
5.007% due 06/01/2035	1,766	1,886
5.025% due 11/01/2022	15	15
5.031% due 05/01/2035	202	216
5.038% due 01/01/2037	174	185
5.043% due 07/01/2035	1,075	1,149
5.067% due 09/01/2035	1,340	1,432
5.090% due 10/01/2035	1,478	1,583
5.122% due 11/01/2035	1,785	1,919
5.128% due 09/01/2035	2,430	2,601
5.150% due 08/01/2035	1,458	1,563
5.152% due 02/01/2016	177	197
5.169% due 07/01/2035	1,784	1,909
5.176% due 08/01/2035	1,817	1,945
5.177% due 10/01/2035	1,433	1,519
5.184% due 10/01/2035	2,598	2,786
5.192% due 11/01/2035	1,345	1,443
5.208% due 08/01/2035	1,784	1,909
5.215% due 09/01/2035	30	32
5.220% due 09/01/2035	1,423	1,512
5.221% due 12/01/2035	1,735	1,868

5.242% due 06/01/2029	48	50
5.245% due 07/01/2035	1,240	1,327
5.278% due 02/01/2021	49	50
5.282% due 10/01/2035	1,820	1,958
5.284% due 11/01/2035	8	9
5.290% due 11/25/2033	341	354
5.302% due 09/01/2035	1,900	2,036
5.304% due 10/01/2035	1,911	2,054
5.310% due 08/25/2033 - 11/01/2035	3,847	4,074
5.320% due 01/01/2036	30	32
5.349% due 01/01/2036	1,611	1,734
5.359% due 11/01/2035	2,275	2,453
5.370% due 08/25/2043	1,411	1,457
5.410% due 09/01/2012	256	258
5.494% due 01/01/2037	211	224
5.499% due 03/01/2036	1,650	1,779
5.500% due 01/01/2012 - 01/01/2042	2,684,942	2,935,208
5.602% due 12/01/2035	1,156	1,251
5.613% due 03/01/2036	854	915
5.617% due 02/01/2036	2,291	2,476
5.648% due 03/01/2036	1,500	1,622
5.663% due 02/01/2036	235	252
5.671% due 01/01/2036	858	919
5.683% due 09/01/2036	3	3
5.692% due 03/01/2023	360	385
5.711% due 03/01/2036	1,906	2,064
5.738% due 04/01/2036	6	6
5.750% due 12/20/2027 - 08/25/2034	1,763	1,916
5.780% due 09/01/2012	453	456
5.790% due 10/01/2017	380	437
5.797% due 09/01/2037	13	14
5.803% due 05/01/2037	30	32
5.806% due 06/25/2037 (a)	5,183	744
5.816% due 06/01/2036	358	389
5.861% due 07/01/2032	17	18
5.926% due 02/01/2012	287	287
5.956% due 05/25/2037 - 06/25/2037 (a)	7,969	1,179
6.000% due 04/01/2012 - 10/25/2044	5,067,095	5,592,060
6.030% due 09/01/2037	99	105
6.079% due 09/01/2036	21	22
6.160% due 08/01/2017	149	166
6.183% due 02/01/2012	186	186
6.200% due 01/01/2012	300	299
6.250% due 07/01/2024 - 02/25/2029	1,060	1,196
6.256% due 07/25/2036 (a)	3,957	623
6.290% due 02/25/2029	500	556
6.292% due 12/25/2042	20,418	23,458
6.300% due 10/17/2038	4,056	4,688
6.306% due 06/25/2037 (a)	4,280	655
6.356% due 07/25/2037 (a)	5,853	800
6.390% due 05/25/2036	126	126
6.499% due 10/25/2042	23,460	26,197
6.500% due 03/01/2012 - 02/25/2047	95,663	108,852
6.750% due 10/25/2023	189	224
6.900% due 05/25/2023	28	31
6.985% due 08/25/2037	363	398
7.000% due 03/01/2012 - 01/25/2048	14,921	16,945
7.206% due 09/25/2038 (a)	2,682	365
7.250% due 01/01/2023	362	403
7.375% due 05/25/2022	638	760
7.448% due 03/25/2039	28	31
7.500% due 03/01/2012 - 07/25/2041	4,636	5,201
7.750% due 01/25/2022	853	943
7.780% due 01/01/2018	1,910	2,122
7.800% due 10/25/2022 - 06/25/2026	153	185
8.000% due 06/01/2012 - 12/01/2033	12,214	14,607
8.000% due 08/18/2027 (a)	6	1
8.060% due 04/01/2030	1,608	2,012
8.080% due 04/01/2030	886	1,008
8.200% due 04/25/2025	2	2
8.490% due 06/01/2025	782	908
8.500% due 06/01/2012 - 07/01/2037	2,713	3,200
8.500% due 01/01/2018 (a)	3	0
8.750% due 01/25/2021	120	137
9.000% due 04/01/2017 - 11/01/2025	865	1,012
9.000% due 06/25/2022 (a)	27	6
9.187% due 09/25/2028	202	221
9.250% due 04/25/2018	11	13
9.300% due 05/25/2018 - 08/25/2019	37	42
9.500% due 01/01/2018 - 03/01/2026	456	524
10.000% due 11/01/2013 - 05/01/2022	76	82
10.500% due 11/01/2013 - 04/01/2022	6	6
11.000% due 11/01/2013 - 11/01/2020	60	66
11.460% due 09/25/2033	29	30
11.500% due 08/20/2016 - 11/01/2019	2	2
14.750% due 08/01/2012	1	1

15.000% due 10/15/2012	2	2
15.391% due 06/25/2036	52	53
16.000% due 09/01/2012 - 12/01/2012	1	1
903.213% due 08/25/2021 (a)	0	4
1,000.000% due 04/25/2022	0	6
Farmer Mac
6.774% due 01/25/2013	490	486
7.500% due 01/25/2012	681	668
7.781% due 07/25/2012	532	529
7.790% due 01/25/2012	196	192
8.043% due 01/25/2012	132	131
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	20,360	20,208
Federal Housing Administration
1.000% due 12/01/2018 - 08/01/2020	2,298	2,295
6.780% due 07/25/2040	6,999	6,921
6.896% due 07/01/2020	6,449	6,379
6.960% due 05/01/2016	95	94
7.110% due 05/01/2019	1,396	1,380
7.315% due 08/01/2019	2,810	2,780
7.350% due 04/01/2019	41	40
7.375% due 02/01/2018	111	110
7.400% due 01/25/2020	834	824
7.430% due 10/01/2018 - 05/01/2024	4,157	4,113
7.430% due 12/01/2018 ^	311	309
7.450% due 05/01/2021	1,926	1,906
7.460% due 01/01/2023	42	42
7.465% due 11/01/2019	1,460	1,450
7.580% due 12/01/2040	6,968	6,919
Freddie Mac
0.000% due 10/15/2033 (b)	993	945
0.334% due 12/25/2036	10,260	10,203
0.428% due 07/15/2019	10,776	10,757
0.518% due 05/15/2036	41	41
0.528% due 07/15/2034	703	702
0.554% due 08/25/2031	314	306
0.578% due 02/15/2037	29	29
0.618% due 02/15/2037	200	199
0.628% due 12/15/2029 - 06/15/2031	490	490
0.678% due 06/15/2018 - 05/15/2037	45,270	45,057
0.728% due 06/15/2023 - 12/15/2031	50	50
0.778% due 06/15/2030 - 12/15/2032	281	282
0.848% due 07/15/2041	13,208	13,203
0.858% due 07/15/2037	6,001	6,011
0.978% due 08/15/2037	5,670	5,695
0.988% due 10/15/2037	1,539	1,546
0.998% due 05/15/2037 - 09/15/2037	6,963	6,985
1.028% due 08/15/2036	359	362
1.128% due 11/15/2039	219	221
1.294% due 05/25/2043	9,552	9,457
1.313% due 02/15/2021	12	12
1.399% due 10/25/2044	12,547	12,282
1.418% due 02/25/2045	30,622	29,278
1.609% due 07/25/2044	5,311	5,416
1.750% due 04/01/2017 - 06/01/2017	4	4
2.000% due 12/01/2016	65	66
2.020% due 10/25/2023	636	654
2.022% due 06/01/2022	8	8
2.095% due 09/01/2035	83	87
2.097% due 03/01/2035	1,630	1,707
2.176% due 05/01/2023	110	116
2.187% due 09/01/2023	122	123
2.216% due 09/01/2035	44	46
2.222% due 07/01/2032	2	2
2.228% due 02/01/2018	65	65
2.230% due 10/25/2023 - 03/01/2024	314	324
2.265% due 11/01/2026	220	229
2.282% due 06/01/2033	272	283
2.285% due 12/01/2022	10	10
2.286% due 07/01/2023	51	51
2.296% due 11/01/2023	147	153
2.302% due 01/01/2022	61	62
2.310% due 04/01/2023	9	10
2.311% due 07/01/2020	103	104
2.312% due 04/01/2036	915	964
2.314% due 06/01/2021	243	255
2.318% due 08/01/2023	78	82
2.345% due 08/01/2035	493	520
2.360% due 07/01/2022 - 11/01/2035	35,130	36,944
2.361% due 04/01/2024	433	457
2.365% due 09/01/2023 - 11/01/2023	275	282
2.375% due 01/01/2019 - 10/01/2035	551	583
2.382% due 04/01/2029	107	111
2.385% due 06/01/2024 - 04/01/2025	298	314
2.393% due 07/01/2023	71	71
2.395% due 04/01/2025	10	10

2.407% due 08/01/2035	649	684
2.409% due 10/01/2023 - 10/01/2026	433	455
2.410% due 01/01/2034	3,967	4,179
2.417% due 07/01/2024	50	52
2.420% due 09/01/2028	2	2
2.423% due 02/01/2025	13	14
2.427% due 02/01/2036	488	510
2.436% due 04/01/2025	67	67
2.437% due 11/01/2028	414	439
2.442% due 06/01/2022	323	331
2.447% due 06/01/2022	76	78
2.454% due 10/01/2024	68	72
2.458% due 07/01/2025	354	371
2.465% due 03/01/2035	21	22
2.468% due 06/01/2035	3,340	3,513
2.469% due 08/01/2023	697	736
2.472% due 09/01/2023	425	449
2.476% due 10/01/2024	17	18
2.480% due 02/01/2021	5	5
2.481% due 08/01/2035	36	38
2.482% due 05/01/2023	40	41
2.485% due 09/01/2035	6,691	7,072
2.486% due 02/01/2023	66	69
2.487% due 08/01/2023	340	348
2.490% due 08/01/2023	58	61
2.491% due 10/01/2035	14,718	15,527
2.494% due 09/01/2023 - 07/01/2035	328	347
2.495% due 10/01/2035	27,562	29,129
2.500% due 12/01/2023 - 08/01/2035	505	524
2.506% due 05/01/2023	50	51
2.508% due 02/01/2026	350	372
2.512% due 10/01/2035	11,646	12,290
2.516% due 10/01/2023 - 01/01/2028	117	124
2.521% due 09/01/2035	234	247
2.526% due 06/01/2020	61	62
2.530% due 07/01/2033	23	24
2.545% due 04/01/2036	6	7
2.582% due 07/01/2036	13	14
2.594% due 07/01/2027	15	16
2.606% due 10/01/2023	46	46
2.610% due 07/01/2035	7,673	8,156
2.615% due 07/01/2030	678	697
2.620% due 10/01/2035 - 05/01/2036	14,617	15,499
2.621% due 11/01/2035	12,335	13,083
2.643% due 07/01/2032	72	76
2.650% due 08/01/2023	1	1
2.662% due 01/01/2024	25	25
2.667% due 12/01/2026	440	451
2.670% due 06/01/2030	347	367
2.689% due 08/01/2023	37	38
2.698% due 11/01/2034	502	534
2.811% due 07/01/2019	133	135
2.875% due 09/01/2018	42	43
2.938% due 10/01/2022	38	39
2.989% due 05/01/2022	16	16
3.137% due 09/01/2023	24	24
3.158% due 05/01/2021	703	722
3.250% due 05/01/2023	9	9
3.265% due 05/01/2020	34	34
3.319% due 08/15/2032	5,010	5,274
3.341% due 12/01/2018	188	189
3.350% due 05/01/2018	149	150
3.369% due 04/01/2029	23	24
3.388% due 02/01/2037	20	22
3.405% due 02/01/2019	23	23
3.417% due 03/01/2022	723	762
3.500% due 09/01/2018 - 07/15/2032	1,224	1,291
3.512% due 01/01/2021	29	30
3.696% due 05/01/2018	110	111
3.750% due 11/15/2017	208	211
3.770% due 03/01/2021	338	339
4.000% due 02/01/2014 - 01/01/2042	339,424	355,837
4.145% due 01/01/2035	205	207
4.300% due 07/01/2019	3	3
4.306% due 10/01/2020	6	6
4.500% due 05/01/2013 - 01/01/2042	3,586,800	3,804,464
4.530% due 01/01/2019	42	42
4.672% due 05/01/2020	12	12
4.748% due 03/01/2035	187	196
4.765% due 01/01/2037	197	209
4.875% due 06/13/2018	37,100	44,780
4.909% due 10/01/2035	1,552	1,657
4.939% due 10/01/2020	178	179
5.000% due 02/01/2013 - 02/01/2038	102,900	111,069
5.075% due 01/01/2019	1	1
5.089% due 10/01/2035	2,224	2,383

5.094% due 01/01/2036	8	8
5.104% due 09/01/2037	27	28
5.105% due 05/01/2018	40	43
5.240% due 05/01/2037	183	194
5.337% due 12/01/2035	1,284	1,384
5.410% due 06/01/2037	29	31
5.443% due 11/01/2035	1,082	1,168
5.490% due 02/01/2038	46	50
5.500% due 09/01/2012 - 07/01/2047	850,490	924,975
5.657% due 02/01/2037	27	29
5.684% due 03/01/2036	830	899
5.736% due 12/01/2037	113	121
5.832% due 04/01/2036	1,287	1,395
5.873% due 05/01/2037	67	72
5.950% due 06/15/2028	41,420	47,079
5.972% due 02/15/2038 (a)	4,043	532
6.000% due 09/01/2012 - 01/01/2042	1,109,376	1,220,251
6.250% due 12/15/2028	675	735
6.372% due 11/15/2036 (a)	43,455	6,929
6.500% due 08/01/2012 - 10/25/2043	192,609	209,957
6.950% due 07/15/2021 - 08/15/2021	73	81
7.000% due 01/01/2012 - 10/25/2043	26,606	30,064
7.000% due 09/15/2023 (a)	14	3
7.400% due 02/01/2021	498	493
7.500% due 02/01/2016 - 11/01/2037	10,421	11,597
7.645% due 05/01/2025	6,782	8,007
7.800% due 09/15/2020	6	7
8.000% due 11/01/2013 - 06/01/2030	2,192	2,519
8.250% due 06/15/2022	130	149
8.500% due 07/01/2014 - 06/01/2030	1,284	1,361
8.583% due 10/15/2033	1,283	1,316
8.595% due 10/15/2033	1,014	1,037
8.670% due 11/15/2033	1,709	1,855
8.750% due 12/15/2020	60	72
8.900% due 11/15/2020	367	414
9.000% due 10/01/2013 - 07/01/2030	381	431
9.000% due 05/01/2022 (a)	3	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	403	454
10.000% due 06/01/2017 - 03/01/2021	21	25
10.500% due 10/01/2017 - 01/01/2021	7	8
11.000% due 09/01/2015 - 05/01/2020	2	2
11.500% due 01/01/2018	0	0
13.250% due 10/01/2013	21	22
14.000% due 04/01/2016	1	1
884.500% due 01/15/2021 (a)	0	2
1,007.500% due 02/15/2022 (a)	0	2
Ginnie Mae
0.585% due 05/20/2037	68,142	68,204
0.683% due 06/16/2031 - 03/16/2032	375	377
0.733% due 11/16/2029 - 10/16/2030	384	385
0.783% due 02/16/2030 - 04/16/2032	2,108	2,118
0.785% due 09/20/2030	136	136
0.833% due 12/16/2025	66	67
0.883% due 02/16/2030	1,514	1,522
0.933% due 02/16/2030	645	649
1.040% due 02/20/2060	49,171	49,117
1.235% due 03/20/2031	107	107
1.625% due 07/20/2017 - 09/20/2033	20,737	21,341
1.750% due 02/20/2032	786	814
2.000% due 07/20/2022 - 11/20/2032	4,301	4,448
2.125% due 11/20/2021 - 10/20/2033	19,447	20,049
2.250% due 01/20/2028 - 03/20/2030	5,093	5,260
2.375% due 02/20/2017 - 05/20/2032	39,773	41,162
2.500% due 06/20/2021 - 02/20/2034	406	421
2.875% due 01/20/2025	13	13
3.000% due 12/20/2018 - 06/20/2025	235	246
3.500% due 12/20/2017 - 12/20/2020	130	135
4.000% due 12/20/2015 - 08/20/2018	52	54
4.500% due 11/16/2028 - 12/20/2028	3,489	3,767
4.750% due 07/20/2035	2,001	2,248
5.000% due 02/20/2031 - 07/20/2034	637	674
5.196% due 10/16/2037	1,500	1,674
5.244% due 04/16/2038	1,560	1,778
5.500% due 05/20/2017 - 03/16/2034	434	458
6.000% due 03/15/2013 - 02/15/2040	24,730	27,780
6.250% due 03/16/2029	388	418
6.317% due 08/16/2033 (a)	2,446	468
6.500% due 04/15/2026 - 09/20/2038	31,781	35,561
6.750% due 06/20/2028 - 10/16/2040	17,470	19,838
7.000% due 09/15/2012 - 10/15/2034	4,333	4,881
7.500% due 05/20/2017 - 02/15/2035	5,795	6,504
7.700% due 03/15/2041	6,354	6,756
7.750% due 08/20/2025 - 12/15/2040	1,527	1,628
8.000% due 01/15/2017 - 10/20/2031	889	1,030
8.250% due 04/15/2020	45	52

8.300% due 06/15/2019	13	15
8.500% due 07/15/2016 - 04/15/2031	637	725
9.000% due 04/20/2016 - 01/15/2031	655	737
9.250% due 12/20/2016	1	1
9.500% due 09/15/2016 - 12/15/2026	297	327
10.000% due 02/15/2013 - 02/15/2025	202	228
10.250% due 02/20/2019	7	8
10.500% due 12/15/2015 - 09/15/2021	74	78
11.000% due 06/15/2013 - 09/15/2017	3	3
11.500% due 04/15/2013 - 05/15/2013	1	1
12.000% due 11/15/2012 - 05/15/2016	22	24
13.500% due 09/15/2014	3	3
15.000% due 02/15/2012 - 09/15/2012	1	1
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	102	103
1.000% due 03/25/2025 - 07/25/2025	109	111
1.100% due 01/25/2019 - 11/25/2024	134	136
3.870% due 01/01/2014	360	366
4.120% due 03/10/2014	555	577
4.330% due 07/01/2014	56	57
4.340% due 03/01/2024	159	172
4.350% due 07/01/2023	503	543
4.430% due 05/01/2029	4,730	5,210
4.504% due 02/10/2014	21	22
4.524% due 02/10/2013	2,311	2,381
4.625% due 02/01/2025	1,022	1,117
4.684% due 09/10/2014	13,862	14,565
4.750% due 07/01/2025	723	794
4.754% due 08/10/2014	966	1,023
4.770% due 04/01/2024	702	767
4.840% due 02/01/2023 - 05/01/2025	14,982	16,469
4.870% due 12/01/2024	1,332	1,477
4.890% due 12/01/2023	819	897
4.930% due 01/01/2024	1,785	1,954
4.950% due 03/01/2025	1,547	1,704
4.980% due 11/01/2023	6,239	6,843
5.090% due 10/01/2025	565	625
5.110% due 05/01/2017 - 08/01/2025	1,514	1,669
5.120% due 11/01/2017	126	135
5.130% due 09/01/2023	4,043	4,441
5.136% due 08/10/2013	209	219
5.160% due 02/01/2028	2,613	2,923
5.170% due 01/01/2028	1,921	2,158
5.190% due 01/01/2017 - 07/01/2024	337	367
5.200% due 11/01/2015	187	196
5.230% due 11/01/2016	209	222
5.240% due 08/01/2023	437	485
5.290% due 12/01/2027	57,409	64,105
5.310% due 05/01/2027	302	338
5.320% due 04/01/2027	375	419
5.340% due 11/01/2021	3,775	4,134
5.370% due 09/01/2016	210	223
5.490% due 05/01/2028	20,593	22,986
5.520% due 06/01/2024	4,526	5,044
5.600% due 09/01/2028	6,471	7,340
5.680% due 06/01/2028	19,534	22,295
5.725% due 09/10/2018	29,528	32,769
5.780% due 08/01/2027	64	73
5.820% due 07/01/2027	2,651	3,012
5.870% due 07/01/2028	657	751
5.902% due 02/10/2018	4,984	5,660
6.020% due 08/01/2028	694	794
6.030% due 02/10/2012	1,505	1,514
6.070% due 07/01/2026	998	1,129
6.340% due 03/01/2021	5,461	6,086
6.440% due 02/01/2021	1,179	1,304
6.700% due 12/01/2016	1,311	1,424
6.900% due 12/01/2020	1,389	1,552
6.950% due 11/01/2016	313	339
7.060% due 11/01/2019	647	719
7.150% due 03/01/2017	526	575
7.190% due 12/01/2019	238	265
7.200% due 10/01/2019	383	426
7.220% due 11/01/2020	386	432
7.500% due 04/01/2017	328	360
7.630% due 06/01/2020	2,100	2,364
7.700% due 07/01/2016	164	177
Vendee Mortgage Trust
0.429% due 06/15/2023 (a)	14,885	163
6.500% due 09/15/2024	10,871	12,616

6.809% due 01/15/2030		1,595	1,892

Total U.S. Government Agencies (Cost $107,242,597)			108,991,564

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2016 (k)		453,388	473,083
0.625% due 07/15/2021 (j)(k)(l)(m)		5,281,458	5,652,396
1.125% due 01/15/2021 (m)		320,911	358,092
1.250% due 07/15/2020 (m)		400,845	453,675
1.375% due 01/15/2020 (i)(k)(l)(m)		497,230	566,415
1.750% due 01/15/2028 (k)(l)(m)		1,651,687	1,987,057
2.000% due 01/15/2026 (k)(l)(m)		1,200,459	1,476,377
2.125% due 01/15/2019		16,029	19,069
2.125% due 02/15/2040 (i)(m)		158,598	212,880
2.125% due 02/15/2041 (k)		1,275,516	1,723,442
2.375% due 01/15/2017		57,035	66,223
2.375% due 01/15/2025 (k)		892,995	1,135,778
2.375% due 01/15/2027 (i)(j)(k)(l)(m)		1,435,916	1,855,698
2.500% due 01/15/2029 (k)(l)(m)		2,781,376	3,714,658
3.375% due 04/15/2032		13,521	20,863
3.625% due 04/15/2028 (m)		310,351	461,429
3.875% due 04/15/2029 (m)		632,034	985,923
U.S. Treasury Notes
0.875% due 12/31/2016 (c)		1,099,697	1,102,103
1.375% due 11/30/2018 (k)		2,399,400	2,408,024
1.375% due 12/31/2018 (c)		2,100,000	2,104,265
1.500% due 08/31/2018		627,892	637,310
2.000% due 11/15/2021 (k)		602,500	609,184
2.125% due 08/15/2021 (j)(k)		3,878,355	3,976,528
2.625% due 08/15/2020 (i)(l)		1,124,900	1,213,223
2.625% due 11/15/2020 (i)(j)(k)(l)(m)		1,781,200	1,917,294
3.000% due 02/28/2017		19,100	21,132
3.375% due 11/15/2019		123,600	140,914
3.500% due 05/15/2020		674,900	776,240
3.625% due 02/15/2020		640,832	743,165
3.625% due 02/15/2021 (j)(k)(l)		4,949,533	5,745,324
U.S. Treasury Strips
0.000% due 02/15/2023		710	558

Total U.S. Treasury Obligations (Cost $42,102,555)			42,558,322

MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
2.641% due 03/25/2035		9,702	8,270
2.747% due 11/25/2035		12,009	8,241
2.847% due 09/25/2035		654	450
4.788% due 07/25/2035		6,295	4,554
4.827% due 08/25/2035		7,102	5,420
5.178% due 01/25/2036		3,697	2,712
5.188% due 11/25/2035		1,263	845
5.323% due 10/25/2035		26,355	20,952
American Home Mortgage Assets
0.484% due 05/25/2046		38,430	17,359
0.484% due 09/25/2046		16,607	7,855
0.504% due 10/25/2046		24,423	9,907
0.908% due 02/25/2047		17,649	7,029
1.128% due 11/25/2046		85,480	31,430
1.168% due 09/25/2046		6,806	3,066
American Home Mortgage Investment Trust
0.664% due 10/25/2034		79	72
2.294% due 02/25/2045		61,812	45,726
2.301% due 09/25/2045		10,741	7,749
2.426% due 09/25/2035		579	528
2.434% due 10/25/2034		28,057	23,868
2.620% due 02/25/2045		22,219	19,035
Arkle Master Issuer PLC
1.616% due 05/17/2060		701,200	698,679
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	84,295	108,785
2.660% due 11/19/2047		49,407	63,880
2.859% due 05/16/2047		354,550	455,382
Banc of America Alternative Loan Trust
5.000% due 08/25/2019		$1,413	1,454
Banc of America Funding Corp.
0.575% due 05/20/2035		1,915	954
2.656% due 02/20/2036		6,472	5,399
2.675% due 03/20/2035		2,779	2,462
2.695% due 05/25/2035		223,541	218,226
2.700% due 11/20/2034		1,899	1,416
5.249% due 11/20/2035		4,319	2,938
5.348% due 09/20/2034		1,901	1,924
5.481% due 05/20/2036		12,326	9,133
5.500% due 09/25/2034		27,218	26,646
5.500% due 09/25/2035		5,916	5,809

5.544% due 05/20/2036	16,831	14,537
5.622% due 03/20/2036	2,591	1,983
5.628% due 03/20/2036	800	584
5.669% due 04/20/2036	15,875	11,959
5.743% due 01/20/2047	327	207
5.753% due 10/25/2036 ^	1,926	1,119
5.837% due 01/25/2037	1,560	930
5.888% due 04/25/2037	4,901	3,319
5.946% due 10/20/2046	6,730	3,456
6.000% due 09/25/2036	36,624	31,983
Banc of America Large Loan, Inc.
0.788% due 08/15/2029	3,793	3,559
2.028% due 11/15/2015	199,949	181,088
5.639% due 02/17/2051	90,358	99,162
5.691% due 06/24/2050	35,400	38,915
5.898% due 02/15/2051	40,000	45,222
Banc of America Mortgage Securities, Inc.
0.994% due 11/25/2035	4,088	3,347
2.748% due 07/25/2034	475	420
2.762% due 11/25/2035	2,451	1,889
2.795% due 09/25/2033	2,307	2,085
2.802% due 08/25/2035	18,139	12,906
2.835% due 03/25/2035	21,185	16,433
2.843% due 06/25/2035	6,000	4,354
2.857% due 12/25/2033	3,295	3,142
2.870% due 01/25/2035	4,140	3,406
2.871% due 07/25/2035	4,175	3,174
2.872% due 05/25/2035	25,428	18,927
2.873% due 07/25/2033	244	232
2.875% due 02/25/2035	5,222	4,383
2.879% due 05/25/2033	2,686	2,253
2.881% due 05/25/2034	1,940	1,639
2.881% due 02/25/2036	3,702	2,645
2.890% due 04/25/2034	367	332
3.434% due 07/20/2032	999	899
5.000% due 05/25/2034	10	10
5.011% due 11/25/2034	3,139	2,644
5.166% due 02/25/2035	5,678	4,809
5.222% due 07/25/2035	3,343	2,752
5.317% due 04/25/2035	4,294	3,651
5.332% due 07/25/2035	4,032	3,570
5.500% due 12/25/2020	1,856	1,828
6.000% due 07/25/2046	4,929	4,126
6.500% due 10/25/2031	92	93
6.500% due 09/25/2033	5,305	5,592
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	2,886	2,875
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.409% due 07/10/2046 (a)	65,138	455
3.878% due 09/11/2036	410	410
4.811% due 12/10/2042	10	11
4.933% due 07/10/2045	250	273
5.115% due 10/10/2045	200	222
5.381% due 01/15/2049	247	247
5.414% due 09/10/2047	15,400	16,702
5.451% due 01/15/2049	5,410	5,901
5.492% due 02/10/2051	25,110	27,223
5.544% due 06/10/2039	413	445
5.622% due 06/10/2049	14,050	15,128
5.632% due 04/10/2049	5,539	5,944
5.634% due 04/10/2049	6,073	6,229
5.724% due 02/10/2051	3,680	4,044
5.731% due 05/10/2045	29,000	32,601
6.205% due 02/10/2051	24,070	27,286
9.073% due 10/11/2037	90	102
Bayview Commercial Asset Trust
0.724% due 08/25/2034	796	620
BCAP LLC Trust
0.397% due 11/26/2036	9,750	6,118
0.417% due 11/26/2036	30,000	16,350
0.464% due 01/25/2037 ^	77,966	36,079
0.997% due 01/26/2047	31,900	22,011
2.612% due 10/26/2036	9,888	8,465
2.769% due 05/26/2036	19,531	14,185
5.000% due 01/26/2021	19,711	19,425
5.250% due 06/26/2036	108,675	91,830
5.250% due 09/26/2036	33,217	29,658
5.250% due 04/26/2037	116,692	104,961
5.250% due 06/26/2037	13,373	12,725
5.250% due 08/26/2037	13,900	13,622
5.421% due 02/26/2036	17,206	15,228
5.453% due 07/26/2037	38,177	32,006
5.500% due 11/25/2034	23,469	22,010
5.636% due 03/26/2037	38,619	28,501
5.795% due 03/26/2037	10,277	9,976

BCRR Trust
4.230% due 03/22/2031	1,263	1,263
4.230% due 12/22/2032	2,488	2,477
4.230% due 03/22/2034	920	920
4.230% due 04/22/2034	1,791	1,792
4.230% due 05/22/2034	10,173	10,100
4.230% due 06/22/2035	358	358
4.230% due 12/22/2035	3,226	3,229
4.230% due 02/22/2041	2,304	2,316
5.858% due 07/17/2040	10,000	11,225
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	2,945	2,716
2.250% due 08/25/2035	1,397	1,198
2.400% due 10/25/2035	43,813	34,376
2.447% due 04/25/2034	7,481	6,404
2.520% due 02/25/2036	14,913	12,480
2.575% due 10/25/2033	44	42
2.580% due 04/25/2033	1,831	1,684
2.580% due 08/25/2033	54	49
2.595% due 08/25/2033	375	355
2.599% due 05/25/2033	1,742	1,656
2.704% due 11/25/2034	1,967	1,713
2.706% due 10/25/2035	224,921	196,526
2.710% due 03/25/2035	45,707	42,587
2.711% due 05/25/2034	34	32
2.723% due 04/25/2033	225	197
2.725% due 04/25/2034	63	54
2.727% due 03/25/2035	7,128	5,519
2.732% due 11/25/2034	6,423	5,042
2.733% due 08/25/2035	9,508	5,233
2.776% due 01/25/2034	47	34
2.814% due 05/25/2034	21	16
2.819% due 01/25/2035	1,963	1,583
2.821% due 02/25/2033	129	104
2.825% due 09/25/2034	4,080	3,284
2.827% due 07/25/2034	587	445
2.845% due 01/25/2034	3,161	2,943
2.853% due 02/25/2034	3,017	2,582
2.870% due 05/25/2034	81	72
2.905% due 01/25/2034	6,029	5,476
2.905% due 01/25/2035	63	48
2.918% due 01/25/2035	382	327
3.016% due 03/25/2035	985	931
3.079% due 11/25/2030	3,716	3,548
3.152% due 12/25/2035	6,770	6,086
3.207% due 11/25/2034	4,982	4,670
4.777% due 03/25/2035	8,508	6,636
5.131% due 05/25/2047	39,791	24,341
5.138% due 08/25/2035	91,600	89,928
5.175% due 08/25/2035	25,915	19,748
5.299% due 04/25/2033	3,829	3,559
5.397% due 02/25/2036	4,508	3,798
5.579% due 04/25/2033	8,051	7,560
5.653% due 02/25/2036	5,811	3,240
5.680% due 02/25/2033	2,925	2,776
Bear Stearns Alt-A Trust
0.454% due 02/25/2034	5,458	4,011
0.494% due 02/25/2034	76	28
0.514% due 04/25/2035	3,024	2,202
0.534% due 02/25/2036	4,103	2,128
2.419% due 10/25/2033	141	107
2.456% due 12/25/2033	2,706	2,390
2.476% due 04/25/2035	26	18
2.515% due 11/25/2036	424	211
2.517% due 01/25/2036	25,233	12,249
2.535% due 02/25/2034	210	173
2.592% due 05/25/2035	146,663	107,668
2.658% due 09/25/2034	287	195
2.663% due 02/25/2036 ^	2,386	873
2.772% due 09/25/2035	61,624	39,082
2.774% due 03/25/2036	2,894	1,389
2.823% due 11/25/2036	98	48
2.839% due 02/25/2034	5,942	5,120
2.842% due 01/25/2035	5,315	3,725
3.846% due 08/25/2036 ^	8,037	1,626
5.017% due 11/25/2036	756	402
5.719% due 08/25/2036	150	79
Bear Stearns Commercial Mortgage Securities
0.608% due 03/15/2022	790	768
0.658% due 03/15/2022	10,000	9,617
0.778% due 03/15/2022	17,750	16,717
4.830% due 08/15/2038	87	89
4.871% due 09/11/2042	100	109
4.980% due 02/11/2041	253	262
5.116% due 02/11/2041	900	978
5.127% due 10/12/2042	4,332	4,331

5.201% due 12/11/2038	6,250	6,890
5.205% due 02/11/2044	500	500
5.330% due 01/12/2045	217	217
5.331% due 02/11/2044	51,225	54,157
5.405% due 12/11/2040	165	182
5.441% due 03/11/2039	13,950	15,529
5.468% due 06/11/2041	100	108
5.471% due 01/12/2045	30,150	34,099
5.662% due 06/11/2040	6,647	6,823
5.694% due 06/11/2050	48,340	53,454
5.695% due 09/11/2038	465	495
5.700% due 06/11/2050	64,125	71,225
5.703% due 06/11/2050	1,300	1,361
5.714% due 06/11/2040	65,984	72,533
5.720% due 09/11/2038	300	336
7.000% due 05/20/2030	13,033	14,129
Bear Stearns Mortgage Securities, Inc.
3.498% due 06/25/2030	44	42
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036	6,096	3,585
3.618% due 12/26/2046	5,251	3,114
Bella Vista Mortgage Trust
0.535% due 05/20/2045	59	29
CC Mortgage Funding Corp.
0.474% due 05/25/2036	3,385	1,874
Chase Mortgage Finance Corp.
2.498% due 03/25/2037	18,923	13,320
2.738% due 02/25/2037	1,302	1,116
2.751% due 02/25/2037	1,910	1,615
2.806% due 12/25/2035	18,735	14,776
4.434% due 02/25/2037	14,185	12,500
4.625% due 02/25/2034	8,746	8,870
5.138% due 12/25/2035	9,309	7,994
5.500% due 12/25/2022	19,786	19,638
5.720% due 03/25/2037	640	506
5.806% due 09/25/2036	252	186
6.000% due 11/25/2036	1,262	1,041
6.000% due 02/25/2037	3,000	2,315
6.000% due 03/25/2037	20,000	15,802
Chaseflex Trust
0.794% due 06/25/2035	5,560	3,879
5.500% due 06/25/2035	23	22
6.000% due 02/25/2037 ^	4,147	3,055
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	3,607	3,737
5.500% due 08/25/2022	1,825	1,806
5.500% due 12/25/2022	1,290	1,244
5.500% due 02/25/2026	874	835
5.500% due 04/25/2037	3,799	3,647
5.750% due 09/25/2037	5,808	5,364
6.000% due 06/25/2036	8,566	7,652
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	391
5.622% due 12/10/2049	95	95
5.697% due 12/10/2049	11,118	12,308
5.728% due 03/15/2049	425	478
5.858% due 07/17/2040	7,592	7,359
6.072% due 12/10/2049	39,552	44,119
Citigroup Mortgage Loan Trust, Inc.
0.364% due 01/25/2037	1,189	642
1.094% due 08/25/2035	4,669	3,357
2.100% due 09/25/2035	8,797	7,845
2.230% due 09/25/2035	22,432	20,033
2.450% due 09/25/2035	70,433	56,201
2.527% due 07/25/2046 ^	11,083	6,579
2.580% due 10/25/2035	55,079	45,265
2.660% due 05/25/2035	171	148
2.660% due 10/25/2035	43,446	33,377
2.700% due 08/25/2035	66,043	58,447
2.801% due 09/25/2034	1,500	1,381
2.804% due 12/25/2035	3,922	1,620
2.828% due 02/25/2034	5,704	5,379
4.934% due 09/25/2035	101,708	86,560
4.959% due 05/25/2035	5,383	4,555
5.313% due 08/25/2035	14,296	12,605
5.611% due 09/25/2037 ^	72,881	41,290
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	17,226	17,457
5.225% due 07/15/2044	500	555
5.322% due 12/11/2049	94,870	101,031
5.344% due 01/15/2046	300	325
5.617% due 10/15/2048	3,720	4,091
5.886% due 11/15/2044	4,205	4,680
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	4,480	4,294
6.000% due 06/25/2037	2,779	1,891

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	285	319
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	11	13
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	162	168
Commercial Mortgage Loan Trust
6.007% due 12/10/2049	58,150	62,759
Commercial Mortgage Pass-Through Certificates
0.463% due 12/10/2046 (a)	81,813	779
0.491% due 02/05/2019	5,725	5,417
0.783% due 07/16/2034	79	79
5.116% due 06/10/2044	250	275
5.306% due 12/10/2046	139,953	152,358
5.543% due 12/11/2049	7,500	8,258
5.751% due 06/10/2046	390	432
5.814% due 12/10/2049	5,550	6,221
Community Program Loan Trust
4.500% due 10/01/2018	634	637
4.500% due 04/01/2029	26,000	25,097
Countrywide Alternative Loan Trust
0.435% due 05/20/2046	87	85
0.464% due 01/25/2037	3,454	1,725
0.464% due 05/25/2047	6,621	3,567
0.465% due 02/20/2047	1,472	659
0.474% due 05/25/2047	6,416	3,269
0.480% due 12/20/2046	104,351	47,991
0.484% due 09/25/2046	35,839	16,622
0.494% due 05/25/2036	2,908	1,424
0.494% due 06/25/2037	19	10
0.495% due 05/20/2046	1,816	831
0.495% due 07/20/2046	44,843	15,392
0.504% due 05/25/2035	320	170
0.504% due 07/25/2046	6,804	3,690
0.544% due 09/25/2046	1,000	99
0.544% due 10/25/2046	477	142
0.554% due 07/25/2046	800	58
0.564% due 05/25/2036	513	99
0.574% due 02/25/2037	5,132	2,434
0.584% due 06/25/2034	6,002	4,567
0.624% due 09/25/2035	2,915	1,450
0.644% due 09/25/2035	3,464	1,654
0.644% due 05/25/2037	398	165
0.744% due 08/25/2033	175	168
0.744% due 09/25/2034	387	370
0.844% due 10/25/2036 ^	9,679	4,904
0.994% due 10/25/2035	5,080	3,693
1.208% due 12/25/2035	1,319	717
1.208% due 02/25/2036	1,137	684
1.308% due 08/25/2035	459	211
1.394% due 02/25/2036 ^	14,100	7,739
1.708% due 11/25/2035	2,576	1,373
2.248% due 11/25/2035	33	18
4.796% due 02/25/2037	34,533	19,980
5.000% due 08/25/2019	499	506
5.000% due 01/25/2035	47	46
5.065% due 10/25/2035	3,551	2,372
5.250% due 10/25/2033	17,944	18,157
5.250% due 06/25/2035	1,904	1,576
5.500% due 06/25/2035	17,000	13,843
5.570% due 08/25/2036	1,164	1,132
5.576% due 11/25/2035	3,088	1,625
5.750% due 03/25/2037	2,885	1,935
6.000% due 10/25/2032	889	933
6.000% due 10/25/2033	1,027	1,003
6.000% due 12/25/2033	19	20
6.000% due 02/25/2034	18	18
6.000% due 04/25/2036	3,486	2,322
6.000% due 01/25/2037 ^	14,576	9,331
6.000% due 02/25/2037	1,767	1,078
6.250% due 12/25/2033	361	380
6.250% due 11/25/2036 ^	1,934	1,427
6.250% due 08/25/2037 ^	7,130	4,233
6.500% due 05/25/2036	8,063	4,200
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035	16,280	9,324
0.584% due 04/25/2035	21,414	11,778
0.594% due 05/25/2035	905	523
0.614% due 03/25/2035	559	293
0.624% due 02/25/2035	2,271	1,428
0.634% due 02/25/2035	471	291
0.634% due 06/25/2035	8,110	6,839
0.634% due 03/25/2036	734	252
0.644% due 02/25/2036	424	110
0.674% due 09/25/2034	36	19
0.694% due 08/25/2018	1,167	1,120

0.834% due 02/25/2035	661	534
1.450% due 10/25/2033	9,671	8,569
1.986% due 06/19/2031	184	164
2.250% due 07/19/2031	29	26
2.255% due 07/25/2034	4,852	4,227
2.560% due 06/20/2034	1,540	1,164
2.595% due 02/20/2036	35,619	24,304
2.610% due 02/20/2036	45	27
2.631% due 10/19/2032	65	42
2.697% due 04/20/2035	17	15
2.735% due 11/20/2034	9,253	7,181
2.745% due 02/20/2035	22,276	17,156
2.751% due 11/25/2034	13,318	9,623
2.795% due 08/25/2034	383	275
3.714% due 02/25/2047	2,563	1,217
4.174% due 11/19/2033	959	897
4.636% due 03/25/2037 ^	2,340	953
5.000% due 11/25/2035	1,742	1,735
5.002% due 01/20/2035	3,638	3,378
5.084% due 04/25/2035	15,495	12,029
5.096% due 10/20/2035	3,089	2,108
5.242% due 02/20/2036	753	496
5.250% due 04/25/2035	12,103	11,679
5.296% due 05/20/2036	4,386	2,502
5.322% due 04/20/2036	6,586	4,408
5.500% due 12/25/2034	24,059	24,722
5.500% due 04/25/2035	10,129	9,800
5.500% due 05/25/2035	86,702	84,168
5.500% due 09/25/2035	18,202	16,457
5.500% due 10/25/2035	18,916	17,133
5.500% due 11/25/2035	20,648	16,985
5.500% due 04/25/2038	13,345	12,531
5.593% due 09/25/2047	7,248	4,365
5.750% due 02/25/2037	7,140	5,977
6.000% due 10/25/2034	13	13
6.000% due 08/25/2037	25,446	25,730
6.000% due 09/25/2037	1,663	1,464
6.250% due 09/25/2036	17,677	14,326
6.500% due 01/25/2034	738	743
6.500% due 11/25/2034	3,246	3,312
7.500% due 11/25/2034	1,684	1,739
7.500% due 06/25/2035	3,983	3,977
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032	669	505
1.034% due 06/25/2034	1,040	802
1.745% due 05/25/2032	64	54
2.412% due 04/25/2034	24,191	21,821
2.431% due 07/25/2033	7,117	6,062
2.567% due 08/25/2033	1,039	987
2.590% due 06/25/2032	53	30
2.655% due 09/25/2034	6,793	6,450
2.745% due 05/25/2032	151	151
4.106% due 12/15/2035	1,642	1,644
4.512% due 07/15/2037	49	49
4.811% due 06/25/2032	23	19
5.100% due 08/15/2038	200	220
5.104% due 08/15/2038	250	274
5.500% due 09/25/2035	14,854	13,118
5.500% due 10/25/2035	4,627	4,230
6.000% due 11/25/2035	62	48
6.500% due 04/25/2033	1,298	1,374
7.500% due 05/25/2032	143	148
7.500% due 12/25/2032	3	3
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022	2,061	1,978
0.508% due 10/15/2021	9,939	9,305
5.383% due 02/15/2040	4,200	4,259
5.467% due 09/15/2039	43,630	46,570
5.467% due 09/18/2039	26,000	28,699
5.467% due 12/18/2043	47,400	52,320
5.509% due 04/15/2047	40,150	44,232
5.579% due 04/25/2037	1,858	992
5.622% due 06/10/2049	34,815	39,075
5.661% due 03/15/2039	14,987	16,144
5.692% due 09/15/2040	21,500	24,272
5.695% due 09/15/2040	26,101	27,349
5.713% due 06/15/2039	14,613	14,889
5.787% due 12/18/2049	126,047	139,419
5.863% due 02/25/2037	4,840	2,486
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,240	1,828
5.720% due 09/25/2036	3,298	2,096
6.172% due 06/25/2036	4,469	2,602
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	4,424

DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	72,307
DECO Series
1.145% due 01/27/2020	GBP	12,200	16,129
1.185% due 10/27/2014		13,500	19,955
1.858% due 01/27/2018	EUR	34,708	38,379
Deutsche ALT-A Securities, Inc.
0.394% due 10/25/2036		$11	4
0.444% due 02/25/2047		14,388	6,603
5.000% due 10/25/2018		291	298
5.002% due 10/25/2035		6,661	5,466
5.042% due 10/25/2035		10,655	7,147
5.500% due 12/25/2035 ^		3,924	2,757
5.869% due 10/25/2036 ^		3,206	1,629
5.886% due 10/25/2036 ^		3,206	1,755
6.005% due 10/25/2036 ^		2,394	1,311
6.300% due 07/25/2036 ^		3,510	1,669
Deutsche Mortgage Securities, Inc.
1.510% due 06/28/2047		10,487	10,384
5.246% due 06/26/2035		27,000	25,156
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)		169	135
Downey Savings & Loan Association Mortgage Loan Trust
0.465% due 04/19/2047		4,474	1,074
2.688% due 07/19/2044		68	48
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		10	11
EMF-NL
2.372% due 04/17/2041	EUR	10,200	10,561
2.572% due 10/17/2041		33,885	35,764
European Loan Conduit
1.612% due 05/15/2019		31,645	33,436
Eurosail PLC
2.322% due 10/17/2040		5,030	5,678
First Horizon Alternative Mortgage Securities
0.794% due 06/25/2035		$13,065	9,162
2.235% due 08/25/2034		1,949	1,566
2.249% due 04/25/2035		5,071	3,843
2.250% due 09/25/2035		9,420	5,652
2.276% due 08/25/2035		5,981	4,075
2.282% due 03/25/2035		111	67
2.316% due 06/25/2034		11,997	10,099
5.500% due 05/25/2035		9,261	8,035
5.500% due 06/25/2035		11,817	9,717
6.250% due 08/25/2037 ^		1,958	1,210
First Horizon Asset Securities, Inc.
0.564% due 02/25/2035		56	44
2.541% due 12/25/2033		21	19
2.638% due 10/25/2035		7,846	5,704
2.656% due 05/25/2035		1,585	1,213
2.661% due 02/25/2034		93	82
2.701% due 04/25/2035		9,836	8,090
2.726% due 06/25/2035		6,936	5,331
2.746% due 08/25/2035		5,701	4,391
3.349% due 01/25/2037		183	124
5.204% due 10/25/2035		3,436	2,855
5.245% due 06/25/2035		1,485	1,383
5.250% due 05/25/2021		1,882	1,763
5.250% due 03/25/2035		9,693	9,230
5.312% due 06/25/2035		5,858	4,855
5.385% due 11/25/2034		9,645	9,171
5.445% due 09/25/2035		13,835	12,082
5.467% due 11/25/2035		8,285	6,671
5.500% due 01/25/2035		1,600	1,562
5.958% due 10/25/2036		4,114	3,101
First Nationwide Trust
6.750% due 08/21/2031		412	427
First Republic Mortgage Loan Trust
0.578% due 08/15/2032		476	445
0.628% due 11/15/2031		388	357
0.678% due 11/15/2032		71	63
0.774% due 06/25/2030		1,336	1,251
0.778% due 11/15/2030		59	52
Fosse Master Issuer PLC
2.774% due 10/18/2054	EUR	2,000	2,562
2.874% due 10/18/2054		4,100	5,287
2.974% due 10/18/2054		14,900	19,256
Fund America Investors Corp.
2.287% due 06/25/2023		$87	85
GE Capital Commercial Mortgage Corp.
0.513% due 06/10/2048 (a)		2,321	1
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,548
5.713% due 10/15/2038		332	333
GMAC Mortgage Corp. Loan Trust
3.012% due 06/25/2034		4,494	3,714

3.144% due 06/25/2034		54	49
4.954% due 05/25/2035		7,683	6,889
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		190	188
8.950% due 08/20/2017		47	53
Gracechurch Mortgage Financing PLC
0.559% due 11/20/2056		97,483	97,121
1.560% due 11/20/2056	EUR	69,884	89,959
Granite Master Issuer PLC
0.375% due 12/17/2054		$5,571	5,326
0.385% due 12/20/2054		75,997	72,653
0.876% due 12/17/2054	GBP	27,123	40,058
0.877% due 12/20/2054		69,428	102,171
0.887% due 12/20/2054		48,350	71,104
0.892% due 12/20/2054		22,907	33,692
0.957% due 12/20/2054		3,160	4,647
1.239% due 12/17/2054	EUR	2,079	2,568
1.317% due 12/20/2054		12,681	15,659
1.337% due 12/20/2054		19,415	23,957
1.357% due 12/20/2054		15,569	19,254
Granite Mortgages PLC
1.350% due 06/20/2044	GBP	15,884	23,629
1.354% due 01/20/2044		6,829	10,120
1.390% due 03/20/2044		630	936
1.430% due 09/20/2044		4,141	6,168
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$550	506
0.374% due 01/25/2047 ^		192	182
0.494% due 10/25/2046		925	184
0.494% due 12/25/2046 ^		856	124
0.514% due 06/25/2045		1,295	764
0.564% due 04/25/2036 ^		600	87
0.564% due 11/25/2045		682	366
0.634% due 10/25/2046		846	70
Greenwich Capital Commercial Funding Corp.
0.411% due 11/05/2021		5,646	5,491
4.799% due 08/10/2042		2,700	2,908
5.224% due 04/10/2037		32,208	34,590
5.381% due 03/10/2039		489	492
5.444% due 03/10/2039		92,856	100,909
5.597% due 12/10/2049		4,000	4,108
5.882% due 07/10/2038		3	3
GS Mortgage Securities Corp.
1.142% due 03/06/2020		4,613	4,576
1.317% due 03/06/2020		54,880	54,399
1.535% due 03/06/2020		27,390	27,220
2.716% due 02/10/2021		29,991	30,063
2.999% due 08/10/2044		30	31
4.761% due 07/10/2039		225	236
5.396% due 08/10/2038		50	54
5.479% due 11/10/2039		51	51
5.506% due 04/10/2038		68	69
5.553% due 04/10/2038		70	76
5.560% due 11/10/2039		35,665	39,303
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,102	5,195
GSR Mortgage Loan Trust
0.644% due 01/25/2034		157	151
1.860% due 03/25/2033		64	61
2.429% due 06/25/2034		887	714
2.676% due 12/25/2034		5,717	5,239
2.680% due 09/25/2035		12,900	9,649
2.685% due 09/25/2035		122,403	107,097
2.722% due 09/25/2035		53,714	49,062
2.739% due 04/25/2035		10,416	8,245
2.739% due 11/25/2035		40,599	33,669
2.763% due 07/25/2035		9,800	6,300
2.765% due 01/25/2036		423	294
2.767% due 05/25/2035		38,202	28,677
2.772% due 04/25/2036		167	120
2.853% due 01/25/2035		6,523	5,480
4.773% due 04/25/2035		7,581	6,562
5.093% due 11/25/2035		112,493	98,287
5.195% due 11/25/2035		8,155	6,033
5.250% due 07/25/2035		5,320	4,908
5.376% due 05/25/2035		8,928	8,069
5.500% due 03/25/2035		150	151
5.750% due 02/25/2036		3,808	3,515
5.750% due 02/25/2037		13,536	12,257
6.000% due 03/25/2032		24	25
6.000% due 11/25/2035		18,722	17,674
6.000% due 01/25/2037		29,388	26,315
6.000% due 03/25/2037		26,347	23,425
6.000% due 05/25/2037		16,149	14,090
6.500% due 09/25/2036		9,784	8,347

Harborview Mortgage Loan Trust
0.415% due 04/19/2038		24,569	14,219
0.435% due 01/25/2047		5,918	3,188
0.465% due 07/19/2046		44,216	22,371
0.475% due 01/19/2038		10,894	6,333
0.477% due 07/21/2036		5,820	3,291
0.485% due 09/19/2046		8,757	4,873
0.505% due 05/19/2035		2,999	1,592
0.525% due 03/19/2036		16,663	8,733
0.565% due 02/19/2036		14,255	7,371
0.595% due 11/19/2035		22,824	13,332
0.625% due 06/20/2035		7,373	5,516
0.635% due 01/19/2035		3,107	1,648
1.025% due 02/19/2034		7	6
1.294% due 11/25/2047		3,875	2,195
2.423% due 06/19/2034		7,710	6,368
2.750% due 07/19/2035		178	133
2.768% due 07/19/2035		1,010	657
2.940% due 05/19/2033		112	102
5.249% due 08/19/2036 ^		5,646	3,693
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	188,300	242,932
2.972% due 10/15/2054		200	259
Homebanc Mortgage Trust
0.474% due 12/25/2036		$2,960	1,790
0.564% due 10/25/2035		12,553	8,016
1.154% due 08/25/2029		572	389
5.606% due 04/25/2037		4,100	1,827
5.662% due 04/25/2037		7,950	6,339
Homestar Mortgage Acceptance Corp.
0.744% due 07/25/2034		5,780	5,013
Impac CMB Trust
0.934% due 10/25/2033		345	275
1.034% due 11/25/2034		3,518	2,850
1.054% due 10/25/2033		56	44
1.294% due 07/25/2033		1,332	1,217
4.905% due 09/25/2034		483	469
Impac Secured Assets CMN Owner Trust
0.384% due 11/25/2036		431	424
Indymac ARM Trust
1.716% due 01/25/2032		154	122
1.785% due 01/25/2032		537	425
2.197% due 08/25/2031		451	410
Indymac IMSC Mortgage Loan Trust
0.474% due 07/25/2047		15,665	7,054
Indymac INDA Mortgage Loan Trust
2.515% due 01/25/2036		22,617	17,073
5.554% due 08/25/2036		4,100	2,956
Indymac INDB Mortgage Loan Trust
0.594% due 11/25/2035 ^		1,203	446
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046		26,130	13,564
0.494% due 11/25/2046		989	191
0.494% due 06/25/2047		13,422	6,164
0.534% due 04/25/2035		2,254	1,391
0.534% due 07/25/2035		4,433	2,659
0.594% due 06/25/2037 ^		2,000	555
1.074% due 05/25/2034		20	13
2.409% due 01/25/2036		10,873	5,882
2.566% due 10/25/2034		7,010	5,802
2.592% due 12/25/2034		2,615	1,812
2.653% due 01/25/2035		255	174
4.349% due 04/25/2037		14,785	5,532
4.913% due 09/25/2035		4,525	2,357
4.913% due 09/25/2035 ^		899	49
5.000% due 08/25/2035		2,960	1,886
5.059% due 01/25/2036		1,591	1,010
5.080% due 06/25/2036		2,373	1,887
5.089% due 10/25/2035		1,390	965
5.160% due 04/25/2037 ^		33,425	15,207
5.172% due 06/25/2035		2,549	1,705
Jamaica Housing Development
3.104% due 10/01/2018		4,517	4,402
JPMorgan Alternative Loan Trust
0.464% due 08/25/2036		30,000	21,839
5.550% due 10/25/2036		350	329
JPMorgan Chase Commercial Mortgage Securities Corp.
0.024% due 01/12/2043 (a)		9,271	2
0.653% due 07/15/2019		12,548	11,984
2.749% due 11/15/2043		748	760
3.341% due 07/15/2046		25,100	26,058
3.673% due 02/15/2046		32,700	34,227
3.853% due 06/15/2043		26,932	28,259
4.070% due 11/15/2043		1,600	1,690
4.372% due 10/12/2037		68	68
4.393% due 07/12/2037		12	12

4.678% due 07/15/2042		12,678	12,897
4.824% due 09/12/2037		4,025	4,023
4.918% due 10/15/2042		200	218
4.936% due 08/15/2042		200	219
5.038% due 03/15/2046		485	528
5.050% due 12/12/2034		8,444	8,632
5.247% due 01/12/2043		443	448
5.278% due 01/12/2043		4,040	4,316
5.298% due 05/15/2047		7,974	8,034
5.336% due 05/15/2047		234,458	249,628
5.399% due 05/15/2045		2,235	2,473
5.420% due 01/15/2049		72,684	78,896
5.429% due 12/12/2043		500	538
5.440% due 06/12/2047		59,930	64,491
5.723% due 02/12/2049		4,250	4,539
5.740% due 02/12/2049		79,566	86,445
5.794% due 02/12/2051		15,695	17,357
5.817% due 06/15/2049		5,000	5,336
5.875% due 04/15/2045		43,365	48,870
5.882% due 02/15/2051		33,040	36,040
JPMorgan Mortgage Trust
2.053% due 11/25/2033		52	50
2.648% due 02/25/2036		1,746	1,552
2.704% due 08/25/2035		8,466	5,829
2.742% due 10/25/2035		39,754	32,265
2.767% due 02/25/2036		55,278	36,658
2.772% due 10/25/2036		11,688	8,143
2.773% due 08/25/2035		5,140	4,275
2.798% due 07/25/2035		31,977	29,466
2.810% due 07/25/2035		11,648	10,456
4.194% due 07/25/2035		5,928	5,115
4.599% due 07/25/2035		8,133	6,765
4.756% due 02/25/2034		2,891	2,813
4.856% due 04/25/2035		992	897
4.993% due 10/25/2035		26,445	22,096
5.000% due 08/25/2020		19,602	19,416
5.024% due 02/25/2035		11,692	11,382
5.075% due 10/25/2035		1,941	1,490
5.137% due 07/27/2037		29,672	23,533
5.140% due 06/25/2035		25,022	23,782
5.162% due 06/25/2035		33,918	32,612
5.300% due 08/25/2035		12,068	10,532
5.319% due 07/25/2035		2,556	2,463
5.345% due 11/25/2035		12,097	10,490
5.379% due 09/25/2035		2,162	1,769
5.500% due 07/25/2036		5,498	4,961
5.535% due 04/25/2036		12,600	9,436
5.558% due 05/25/2036		11,663	8,690
5.562% due 04/25/2037		30	25
5.603% due 04/25/2036		17,544	15,198
5.750% due 01/25/2036		11,892	10,950
5.764% due 10/25/2036		79,112	57,319
6.500% due 07/25/2036		10,765	9,443
JPMorgan Re-REMIC
5.721% due 05/27/2036		10,179	9,906
Lanark Master Issuer PLC
1.605% due 12/22/2054	EUR	15,837	20,286
LB Commercial Conduit Mortgage Trust
5.941% due 07/15/2044		$23,694	25,898
LB Mortgage Trust
8.493% due 01/20/2017		5,886	5,904
LB-UBS Commercial Mortgage Trust
4.563% due 09/15/2026		2,018	2,031
4.568% due 01/15/2031		390	408
4.739% due 07/15/2030		200	217
4.742% due 02/15/2030		45	48
5.084% due 02/15/2031		141	143
5.124% due 11/15/2032		405	426
5.303% due 02/15/2040		218	219
5.372% due 09/15/2039		20,900	23,279
5.424% due 02/15/2040		75,816	82,944
5.430% due 02/15/2040		88,983	95,304
5.532% due 03/15/2032		1	1
5.661% due 03/15/2039		16,790	18,517
5.858% due 07/15/2040		85	94
5.866% due 09/15/2045		49,605	54,647
5.870% due 06/15/2038		2,516	2,833
Lehman Mortgage Trust
0.614% due 08/25/2036		25,568	19,587
6.497% due 04/25/2036		3,409	3,277
Luminent Mortgage Trust
0.464% due 12/25/2036		20,447	11,314
0.474% due 12/25/2036		7,999	3,826
0.494% due 10/25/2046		7,129	4,011
Mall Funding PLC
1.662% due 04/22/2017	GBP	15,185	19,502

MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046	$12,274	5,774
0.534% due 05/25/2037	2,415	976
0.594% due 05/25/2047	1,000	136
2.393% due 07/25/2035	4,580	3,286
2.458% due 05/25/2034	362	294
2.625% due 10/25/2032	2,013	1,900
2.718% due 11/21/2034	28,519	26,211
2.873% due 12/25/2033	434	364
MASTR Alternative Loans Trust
0.694% due 11/25/2033	279	272
0.694% due 03/25/2036	10,727	2,361
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,789	1,862
5.750% due 05/25/2036	22,595	19,843
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,356	1,359
MASTR Seasoned Securities Trust
6.216% due 09/25/2017	6,356	6,615
6.500% due 08/25/2032	17,876	18,578
Mellon Residential Funding Corp.
0.708% due 08/15/2032	424	380
0.718% due 12/15/2030	2,313	2,118
0.758% due 06/15/2030	13,709	12,041
0.978% due 11/15/2031	10,681	10,259
1.018% due 09/15/2030	2,713	2,164
1.158% due 11/15/2031	171	118
2.610% due 10/20/2029	6,818	6,423
Merrill Lynch Alternative Note Asset
0.594% due 03/25/2037	4,573	1,488
4.687% due 06/25/2037 ^	3,312	1,609
Merrill Lynch Floating Trust
0.814% due 07/09/2021	72,385	67,109
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	12,815	8,335
0.544% due 08/25/2036	1,297	1,019
2.123% due 12/25/2032	1,030	934
2.200% due 05/25/2033	7,851	6,970
2.266% due 02/25/2033	62	53
2.424% due 02/25/2034	28	25
2.518% due 12/25/2035	3,802	2,820
2.606% due 08/25/2034	3,177	2,899
2.606% due 02/25/2035	22,682	19,125
2.612% due 06/25/2035	31,344	25,792
2.864% due 05/25/2033	12	11
5.136% due 12/25/2035	14,479	12,159
5.253% due 09/25/2035	50,524	42,404
6.720% due 11/15/2026	12	13
6.796% due 12/15/2030	2,805	2,973
Merrill Lynch Mortgage Trust
5.730% due 06/12/2050	5,636	5,683
5.834% due 06/12/2050	13,851	14,466
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037	14,980	9,559
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.615% due 12/12/2049 (a)	97,633	1,705
5.172% due 12/12/2049	10,430	11,270
5.378% due 08/12/2048	25,620	26,609
5.414% due 07/12/2046	300	332
5.479% due 02/12/2039	21,500	21,927
5.485% due 03/12/2051	33,790	35,687
5.700% due 09/12/2049	95,607	102,193
5.743% due 06/12/2050	29,150	30,959
5.962% due 08/12/2049	61,632	67,174
MLCC Mortgage Investors, Inc.
0.524% due 04/25/2029	405	344
0.544% due 11/25/2035	3,699	3,048
0.624% due 11/25/2029	761	675
0.794% due 05/25/2029	225	200
0.897% due 11/25/2029	1,093	992
0.914% due 10/25/2028	231	202
0.954% due 06/25/2028	2,961	2,695
1.034% due 03/25/2028	175	151
1.074% due 03/25/2028	97	82
1.270% due 10/25/2035	2,062	1,639
1.935% due 01/25/2029	1,123	1,046
1.996% due 10/25/2035	82,297	69,447
2.017% due 02/25/2036	9,993	7,579
2.057% due 04/25/2035	996	891
2.336% due 05/25/2036	6,618	6,131
2.420% due 10/25/2035	19,625	15,960
5.168% due 06/25/2037	3,529	2,847
Morgan Stanley Capital
0.339% due 10/15/2020	20,365	20,258
0.514% due 05/24/2043	3,258	2,867
0.779% due 12/15/2020	16,935	16,393

4.700% due 07/15/2056		100	107
5.168% due 01/14/2042		200	217
5.332% due 12/15/2043		41,870	47,070
5.364% due 03/15/2044		4,000	4,244
5.417% due 03/12/2044		700	769
5.447% due 02/12/2044		530	582
5.514% due 11/12/2049		500	554
5.569% due 12/15/2044		26,700	28,153
5.610% due 04/15/2049		21,893	22,743
5.638% due 06/11/2042		300	344
5.692% due 04/15/2049		58,600	62,306
5.809% due 12/12/2049		106,810	118,126
5.852% due 12/12/2049		385	414
5.879% due 06/11/2049		35,914	39,648
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036		24,997	25,540
5.500% due 04/25/2017		8	8
5.980% due 01/15/2039		23	23
Morgan Stanley Mortgage Loan Trust
0.604% due 01/25/2035		25	20
2.255% due 06/25/2036		4,446	3,304
5.023% due 07/25/2035		4,660	3,900
5.339% due 06/25/2036		25,996	12,462
5.701% due 02/25/2047		3,815	2,123
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		60,436	54,648
5.790% due 08/12/2045		138,737	156,190
5.790% due 08/15/2045		81,900	92,203
New York Mortgage Trust
2.791% due 05/25/2036		36,636	26,938
Newgate Funding PLC
1.661% due 12/15/2050	GBP	47,249	70,458
2.026% due 12/15/2050	EUR	107,200	107,699
Nomura Asset Acceptance Corp.
0.514% due 05/25/2035		$1,200	973
2.498% due 10/25/2035		255	159
5.360% due 02/25/2036 ^		1,274	717
5.820% due 03/25/2047		2,689	2,388
6.138% due 03/25/2047		2,471	2,194
7.000% due 02/19/2030		1,970	1,977
7.500% due 03/25/2034		1,538	1,638
OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	69,786
Ocwen Residential MBS Corp.
7.000% due 10/25/2040		113	10
Opera Finance PLC
1.762% due 01/15/2015	EUR	14,050	11,638
Opteum Mortgage Acceptance Corp.
0.554% due 07/25/2035		$1,261	1,158
0.674% due 12/25/2035		32,107	17,607
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		20	23
Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1,359.500% due 08/01/2019 (a)		0	1
Paragon Mortgages PLC
1.207% due 10/15/2041	GBP	2,525	2,999
1.347% due 04/16/2035		6,250	7,505
1.368% due 05/15/2041		27,594	33,174
Permanent Master Issuer PLC
0.483% due 10/15/2033		$3,250	3,249
0.513% due 07/15/2033		10,000	9,918
1.067% due 10/15/2033	GBP	18,000	27,565
2.872% due 07/15/2042	EUR	29,400	37,844
PHH Alternative Mortgage Trust
0.454% due 02/25/2037		$17,421	9,719
Prime Mortgage Trust
0.694% due 02/25/2019		556	543
0.694% due 02/25/2034		6,466	6,010
5.000% due 02/25/2019		22	22
Provident Funding Mortgage Loan Trust
2.538% due 04/25/2034		7,577	6,798
2.618% due 10/25/2035		5,964	5,426
RBSCF Trust
5.223% due 08/16/2048		48,438	52,347
5.305% due 01/16/2049		13,141	13,134
5.331% due 02/16/2044		21,173	23,370
5.336% due 05/16/2047		29,124	31,475
5.420% due 01/16/2049		28,804	31,611
5.467% due 09/16/2039		1,900	2,083
5.692% due 04/16/2049		26,300	28,594
5.695% due 09/16/2040		7,500	8,179
5.899% due 02/16/2051		42,211	46,951
6.007% due 12/16/2049		37,000	41,658
6.068% due 09/17/2039		2,600	2,892

RBSSP Resecuritization Trust
0.514% due 10/27/2036		5,414	3,006
0.534% due 08/27/2037		8,000	5,501
0.564% due 09/27/2037		9,301	4,535
0.624% due 02/27/2037		6,317	3,652
Real Estate Capital PLC
1.215% due 07/25/2016	GBP	28,530	41,184
Regal Trust
2.776% due 09/29/2031		$663	585
Resecuritization Mortgage Trust
0.544% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.474% due 06/25/2046		122,728	38,746
0.544% due 08/25/2037		10,335	5,626
0.594% due 08/25/2035		1,076	579
0.599% due 09/25/2046		446	49
0.624% due 03/25/2037		2,690	696
0.694% due 01/25/2033		48	45
0.944% due 07/25/2033		199	172
2.997% due 04/25/2035		12,886	10,635
3.156% due 08/25/2035 ^		1,751	752
5.250% due 09/25/2020		28,938	27,794
5.675% due 09/25/2035		2,198	1,348
5.714% due 02/25/2036 ^		2,218	935
6.000% due 06/25/2036		151	88
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		523	560
Residential Asset Securitization Trust
0.694% due 01/25/2046 ^		25,855	10,830
0.744% due 12/25/2036 ^		882	262
0.794% due 03/25/2035		19,829	14,255
5.000% due 08/25/2019		6,317	6,316
5.500% due 07/25/2035		945	742
5.750% due 02/25/2036 ^		1,907	1,255
6.250% due 10/25/2036 ^		1,123	714
Residential Funding Mortgage Securities
0.694% due 07/25/2018		180	173
3.033% due 09/25/2035		257	161
5.250% due 03/25/2034		21	21
5.291% due 06/25/2035		4,607	3,896
5.500% due 12/25/2034		1,600	1,516
6.000% due 06/25/2036 ^		5,675	4,307
6.500% due 03/25/2032		421	438
ResLoC U.K. PLC
1.281% due 12/15/2043	GBP	5,000	4,120
RMAC Securities PLC
1.204% due 06/12/2044		20,390	25,790
1.620% due 06/12/2044	EUR	3,921	4,164
Salomon Brothers Mortgage Securities, Inc.
0.794% due 05/25/2032		$116	94
2.726% due 12/25/2030		228	224
4.000% due 12/25/2018		131	137
4.865% due 03/18/2036		80	81
5.045% due 03/18/2036		40	40
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		111	124
Sears Mortgage Securities
12.000% due 02/25/2014		18	20
Securitized Asset Sales, Inc.
0.008% due 11/26/2023		133	124
Sequoia Mortgage Trust
0.485% due 07/20/2036		7,668	5,505
0.635% due 10/19/2026		368	312
0.635% due 07/20/2033		641	540
0.945% due 06/20/2033		49	40
1.023% due 05/20/2034		6,701	5,190
1.045% due 10/20/2027		376	323
2.418% due 01/20/2047		6,531	4,320
2.664% due 04/20/2035		26,999	24,520
5.352% due 09/20/2046		13,950	10,591
5.482% due 01/20/2047		8,966	6,735
Sovereign Commercial Mortgage Securities Trust
5.893% due 07/22/2030		917	940
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 05/25/2037		315	163
0.614% due 10/25/2035		23,829	13,479
0.774% due 06/25/2035		832	673
1.618% due 03/25/2034		3,811	3,373
1.618% due 01/25/2035		440	248
2.480% due 02/25/2034		3,635	3,286
2.482% due 04/25/2034		7,270	5,964
2.482% due 12/25/2034		249	207
2.495% due 08/25/2034		2,285	1,857
2.503% due 06/25/2035		4,685	3,455
2.505% due 05/25/2034		386	324
2.528% due 01/25/2036 ^		5,105	4,067

2.532% due 07/25/2034	3,062	2,653
2.532% due 08/25/2035	116	83
2.533% due 01/25/2035	2,313	1,704
2.595% due 09/25/2034	1,239	1,155
4.873% due 09/25/2036	4,100	1,968
5.118% due 05/25/2036	4,100	2,842
5.214% due 11/25/2035	1,611	963
5.350% due 07/25/2035	1,785	1,420
5.489% due 03/25/2036	2,289	1,446
5.729% due 02/25/2036	2,551	1,704
6.000% due 10/25/2037 ^	1,808	672
Structured Asset Mortgage Investments, Inc.
0.414% due 08/25/2036	19,715	9,579
0.424% due 03/25/2037	5,132	2,556
0.464% due 03/25/2037	1,148	172
0.484% due 06/25/2036	1,479	865
0.484% due 07/25/2046	45,696	22,682
0.504% due 04/25/2036	1,644	866
0.504% due 08/25/2036	4,177	2,053
0.504% due 05/25/2046	191	91
0.514% due 05/25/2036	58	26
0.514% due 05/25/2046	16,076	5,374
0.514% due 09/25/2047	300	97
0.524% due 05/25/2045	1,555	849
0.535% due 07/19/2035	13,387	9,727
0.554% due 05/25/2046	502	90
0.594% due 08/25/2036	1,100	180
0.604% due 12/25/2035	7,372	3,629
0.635% due 03/19/2034	14	12
0.865% due 07/19/2034	35	29
0.945% due 09/19/2032	8,696	7,224
0.945% due 10/19/2034	1,018	841
1.125% due 10/19/2033	1,300	931
3.501% due 05/25/2022	841	817
4.252% due 05/02/2030	1	0
9.119% due 06/25/2029	78	82
Structured Asset Securities Corp.
1.834% due 05/25/2032	256	219
2.223% due 07/25/2032	788	672
2.331% due 01/25/2032	1,492	1,233
2.459% due 01/25/2034	7,574	6,301
2.545% due 02/25/2032	1,600	1,498
2.566% due 06/25/2033	6,432	5,928
2.650% due 10/25/2035	801	633
5.422% due 03/25/2033	3,730	3,412
5.750% due 02/25/2035	34,338	32,402
7.500% due 10/25/2036	5,777	5,484
7.913% due 04/15/2027	45	46
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	34	33
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	1,332	689
5.970% due 09/25/2036	5,583	1,006
6.015% due 07/25/2037	2,811	1,728
6.500% due 07/25/2036	10,303	3,961
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	4,065	4,023
0.387% due 06/25/2037	1,949	1,928
0.514% due 06/25/2047	8,465	8,232
0.994% due 12/25/2033	3,631	3,334
3.022% due 10/25/2043	1,242	1,022
5.314% due 10/25/2046	503,857	457,206
5.394% due 07/25/2036	308,370	298,311
5.671% due 09/25/2047	158,406	115,569
UBS Commercial Mortgage Trust
1.178% due 07/15/2024	66,479	62,859
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	10,261	9,186
0.368% due 09/15/2021	30,504	29,014
0.458% due 06/15/2049	184,300	150,761
5.088% due 08/15/2041	10	11
5.090% due 07/15/2042	69	71
5.118% due 07/15/2042	100	110
5.215% due 01/15/2041	450	483
5.308% due 11/15/2048	41,975	46,186
5.342% due 12/15/2043	193,250	204,542
5.416% due 01/15/2045	16,615	18,271
5.509% due 04/15/2047	58,608	62,052
5.678% due 05/15/2046	19,365	21,333
5.702% due 05/15/2043	50	51
5.737% due 05/15/2043	655	727
5.740% due 06/15/2049	365	386
Wachovia Mortgage Loan Trust LLC
5.059% due 08/20/2035	18,648	15,641
5.238% due 10/20/2035	3,458	2,959
5.795% due 03/20/2037	8,727	7,089

WaMu Mortgage Pass-Through Certificates
0.514% due 07/25/2046 ^	346	51
0.524% due 04/25/2045	2,398	1,751
0.554% due 11/25/2045	5,190	3,706
0.564% due 12/25/2045	966	695
0.574% due 11/25/2045	3,798	2,453
0.584% due 10/25/2045	65,390	47,227
0.604% due 01/25/2045	2,428	1,815
0.610% due 11/25/2034	7,081	4,954
0.614% due 01/25/2045	5,394	4,038
0.620% due 11/25/2034	2,418	1,662
0.704% due 11/25/2045	759	424
0.704% due 12/25/2045	696	394
0.740% due 11/25/2034	1,175	684
0.908% due 02/25/2047	48,865	24,304
0.908% due 03/25/2047	41,694	20,773
0.948% due 01/25/2047	20,309	10,043
0.968% due 04/25/2047	28,889	18,316
0.978% due 05/25/2047	28,778	16,555
1.018% due 12/25/2046	36,066	21,394
1.018% due 07/25/2047	1,103	642
1.028% due 12/25/2046	19,320	9,979
1.188% due 06/25/2046	36,148	22,844
1.208% due 02/25/2046	3,015	1,994
1.208% due 08/25/2046	367	206
1.408% due 11/25/2042	807	631
1.414% due 05/25/2041	39	32
1.608% due 06/25/2042	1,694	1,240
1.608% due 08/25/2042	163	131
1.708% due 11/25/2046	4,042	2,591
2.244% due 03/25/2033	47	43
2.394% due 12/25/2036	7,448	4,817
2.460% due 09/25/2033	3,116	2,961
2.468% due 02/27/2034	9,674	9,220
2.470% due 12/25/2035	39,585	29,125
2.474% due 12/25/2035	25,000	17,569
2.477% due 01/25/2033	400	357
2.482% due 10/25/2035	4,278	3,255
2.500% due 09/25/2035	37,636	25,182
2.537% due 08/25/2034	1,121	1,051
2.550% due 08/25/2035	11,895	10,442
2.552% due 03/25/2036	27,129	18,731
2.560% due 12/25/2036	27,532	17,800
2.562% due 03/25/2034	2,051	1,924
2.564% due 09/25/2033	382	366
2.569% due 05/25/2035	78,209	58,116
2.573% due 03/25/2035	5,267	4,377
2.576% due 04/25/2035	14,786	10,421
2.581% due 06/25/2033	8,741	8,383
2.607% due 03/25/2037	92,568	69,660
2.610% due 02/25/2037	46,482	30,903
2.718% due 05/25/2046	2,561	1,589
2.718% due 07/25/2046	2,116	1,382
2.718% due 08/25/2046	1,252	822
2.718% due 10/25/2046	26,723	17,975
2.718% due 12/25/2046	15,666	10,656
2.776% due 09/25/2046	14,419	9,789
4.294% due 01/25/2037	11,876	8,117
5.002% due 04/25/2037	8,055	5,186
5.062% due 02/25/2037 ^	21,694	13,537
5.152% due 12/25/2035	7,252	5,966
5.223% due 05/25/2037	19,970	13,839
5.376% due 03/25/2036	43,026	35,774
5.446% due 02/25/2037	29,696	19,851
5.525% due 08/25/2036	24,491	17,474
5.550% due 08/25/2035	8,603	7,120
5.576% due 08/25/2036	29,624	21,065
5.836% due 09/25/2036	12,796	8,628
5.943% due 08/25/2046	29,626	22,156
6.000% due 07/25/2034	1,253	1,323
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.978% due 04/25/2047	882	193
1.178% due 05/25/2046	9,161	4,283
6.268% due 07/25/2036	2,115	925
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	3	3
2.119% due 02/25/2033	31	26
2.225% due 05/25/2033	146	127
2.513% due 06/25/2033	8,091	7,481
2.546% due 01/25/2035	799	717
Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037	5,473	4,170
2.608% due 11/25/2034	2,343	2,194
2.616% due 12/25/2034	28,229	25,619
2.622% due 01/25/2035	10,436	8,496
2.664% due 04/25/2036	97	86

2.666% due 03/25/2036		174,965	135,599
2.672% due 03/25/2036		5,464	3,833
2.680% due 04/25/2036		28,863	21,487
2.689% due 06/25/2035		3,689	3,371
2.689% due 03/25/2036		8,482	6,782
2.690% due 02/25/2034		5,208	4,617
2.690% due 03/25/2035		2,065	1,762
2.690% due 06/25/2035		95,391	87,029
2.692% due 09/25/2034		681	634
2.701% due 09/25/2034		16,435	16,224
2.705% due 05/25/2035		6,074	5,348
2.710% due 12/25/2034		2,755	2,598
2.710% due 03/25/2035		13,317	12,136
2.717% due 06/25/2035		3,585	3,486
2.717% due 10/25/2035		35,373	28,062
2.720% due 03/25/2035		6,188	5,221
2.721% due 10/25/2035		24,384	20,639
2.725% due 06/25/2034		9,628	8,339
2.736% due 08/25/2033		594	595
2.743% due 09/25/2036		9,976	6,682
2.948% due 01/25/2035		3,547	3,269
4.500% due 11/25/2018		23	23
4.556% due 12/25/2033		5,692	5,689
4.606% due 09/25/2033		601	615
4.623% due 01/25/2034		1,864	1,885
4.690% due 12/25/2033		594	602
4.724% due 07/25/2034		93	96
5.000% due 06/25/2033		1,522	1,443
5.000% due 03/25/2036		4,933	4,549
5.047% due 03/25/2036		48,247	42,803
5.204% due 10/25/2035		55,155	50,279
5.243% due 05/25/2035		11,049	10,960
5.371% due 03/25/2036		530	459
5.500% due 01/25/2036		11,324	10,262
5.617% due 04/25/2036		37,152	31,838
5.750% due 03/25/2036		13,532	13,192
5.750% due 02/25/2037		1,500	1,332
5.750% due 04/25/2037		12,497	10,983
6.000% due 08/25/2036		11,123	10,069
6.000% due 03/25/2037		10,700	8,924
6.000% due 04/25/2037		4,500	3,998
6.000% due 07/25/2037		25,576	21,916
6.000% due 08/25/2037		33,870	30,691

Total Mortgage-Backed Securities (Cost $16,191,808)			15,844,724

ASSET-BACKED SECURITIES 1.9%
ACA CLO Ltd.
0.659% due 01/20/2021		20,000	18,764
Access Group, Inc.
1.718% due 10/27/2025		7,987	8,027
Accredited Mortgage Loan Trust
4.980% due 10/25/2033		3,561	2,867
ACE Securities Corp.
0.344% due 12/25/2036		12	12
0.354% due 10/25/2036		27	7
AFC Home Equity Loan Trust
1.004% due 12/22/2027		5	3
Alzette European CLO S.A.
0.866% due 12/15/2020		5,895	5,716
Ameriquest Mortgage Securities, Inc.
0.494% due 05/25/2035		3,249	3,182
0.524% due 11/25/2035		190	183
0.596% due 11/25/2034		1,007	907
1.154% due 10/25/2033		3	3
5.091% due 11/25/2035		5,094	5,192
AMMC CDO
0.731% due 05/03/2018		18,689	17,871
Amortizing Residential Collateral Trust
0.834% due 06/25/2032		293	239
0.874% due 07/25/2032		97	76
0.994% due 10/25/2031		139	108
Anthracite CDO Ltd.
1.294% due 12/24/2037		5,000	4,591
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	29,057	34,125
Argent Securities, Inc.
0.494% due 10/25/2035		$1,917	1,737
Armstrong Loan Funding Ltd.
1.429% due 08/01/2016		9,085	8,845
Asset-Backed Funding Certificates
0.604% due 01/25/2035		1,516	1,317
0.644% due 06/25/2034		2,588	1,847
0.724% due 12/25/2030		2,079	1,777

Asset-Backed Securities Corp. Home Equity
0.374% due 05/25/2037		2,569	1,932
0.569% due 09/25/2034		1,913	1,692
0.784% due 07/25/2035		2,706	2,658
Avoca CLO BV
1.974% due 09/15/2021	EUR	56,176	67,956
BA Credit Card Trust
0.978% due 12/15/2014		$150	151
Bank One Issuance Trust
0.528% due 05/16/2016		500	501
Bear Stearns Asset-Backed Securities Trust
0.334% due 02/25/2037		166	164
0.344% due 11/25/2036		278	270
0.354% due 01/25/2037		343	322
0.364% due 12/25/2036		2,823	2,637
0.374% due 10/25/2036		42	39
0.384% due 06/25/2047		16	16
0.404% due 11/25/2036		1,011	589
0.444% due 01/25/2037		9,584	8,066
0.454% due 01/25/2037		25,163	10,492
0.484% due 01/25/2047		6,983	6,649
0.494% due 04/25/2037		12,000	6,835
0.574% due 02/25/2036		157	147
0.814% due 07/25/2035		2,216	2,125
0.934% due 12/25/2034		7	5
0.954% due 10/25/2032		3,654	3,132
1.094% due 10/27/2032		967	819
1.294% due 10/25/2037		547	303
1.294% due 11/25/2042		479	405
3.009% due 06/25/2043		1,553	1,381
3.040% due 10/25/2036		311	213
3.209% due 07/25/2036		330	200
BNC Mortgage Loan Trust
0.394% due 05/25/2037		774	690
Callidus Debt Partners Fund Ltd.
0.663% due 04/17/2020		29,868	28,041
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		123	122
0.394% due 06/25/2037		1,845	1,654
0.414% due 02/25/2037		70	68
0.534% due 10/25/2036		13,800	4,600
0.614% due 10/25/2035		5,566	5,130
0.674% due 12/25/2035		21,844	16,395
Chambers Descendants Trust
12.000% due 08/15/2018 (q)		105,656	106,562
Chase Funding Mortgage Loan Asset-Backed Certificates
0.854% due 02/25/2033		66	61
0.934% due 08/25/2032		989	735
0.954% due 11/25/2032		30	25
1.034% due 10/25/2032		356	294
4.499% due 11/25/2034		22	22
Chase Issuance Trust
2.046% due 09/15/2015		1,200	1,229
3.924% due 05/15/2015		100	102
5.120% due 10/15/2014		100	104
Citibank Credit Card Issuance Trust
4.850% due 04/22/2015		125	132
Citibank Omni Master Trust
2.378% due 05/16/2016		423,665	426,307
3.028% due 08/15/2018		30,300	31,807
4.900% due 11/15/2018		125,000	136,075
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	20,477
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036		16	15
0.354% due 05/25/2037		3,623	3,479
0.354% due 07/25/2045		6,161	4,226
0.364% due 05/25/2037		11,476	9,262
0.444% due 10/25/2036		4,024	3,647
5.764% due 01/25/2037		2,224	1,110
Commercial Industrial Finance Corp.
0.704% due 05/10/2021		10,600	9,875
Conseco Finance
0.728% due 05/15/2032		145	140
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		165	172
6.681% due 12/01/2033		465	491
7.490% due 07/01/2031		719	703
Conseco Financial Corp.
6.240% due 12/01/2028		86	91
6.870% due 04/01/2030		579	606
7.140% due 01/15/2029		45	48
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		465	442
0.344% due 08/25/2037		2,378	2,351
0.374% due 10/25/2047		192	189

0.384% due 06/25/2037		115	114
0.444% due 02/25/2037		35,150	21,238
0.444% due 01/25/2045		24,875	17,047
0.444% due 06/25/2047		50,150	22,151
0.474% due 09/25/2036		6,160	4,849
0.494% due 08/25/2034		1,246	1,102
0.544% due 04/25/2036		10,382	8,896
0.544% due 05/25/2036		17,662	15,837
0.574% due 06/25/2035		125	122
0.584% due 07/25/2036		7,400	2,440
0.584% due 08/25/2036		8,697	1,752
0.634% due 12/25/2036		93	35
0.664% due 11/25/2033		70	63
0.684% due 11/25/2034		6,822	5,906
0.774% due 12/25/2031		266	133
1.034% due 05/25/2032		22	18
4.693% due 10/25/2035		17,278	15,001
4.740% due 10/25/2035		2,020	1,824
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		972	743
0.994% due 07/25/2032		54	39
1.034% due 08/25/2032		2,042	1,401
1.094% due 05/25/2043		2,000	1,561
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		187	115
0.364% due 01/25/2037		43	9
0.414% due 07/25/2037		812	576
1.394% due 04/25/2032		348	273
4.831% due 08/25/2035		84	81
6.280% due 05/25/2035		1,793	1,602
Delta Funding Home Equity Loan Trust
1.098% due 09/15/2029		210	160
Denver Arena Trust
6.940% due 11/15/2019		2,112	2,146
Educational Services of America, Inc.
1.268% due 07/25/2023		57,617	57,057
EMC Mortgage Loan Trust
0.664% due 05/25/2040		63	53
0.744% due 12/25/2042		2,604	1,903
Equity One ABS, Inc.
0.854% due 11/25/2032		7,219	5,847
Fifth Third Auto Trust
4.810% due 01/15/2013		2	2
First Alliance Mortgage Loan Trust
1.045% due 03/20/2031		393	316
First CLO Ltd.
0.772% due 07/27/2016		988	977
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 10/25/2036		194	190
0.574% due 10/25/2035		4,873	4,641
0.664% due 12/25/2034		73	72
First NLC Trust
0.364% due 08/25/2037		1,676	536
0.564% due 02/25/2036		25,817	19,894
FMAC Loan Receivables Trust
6.500% due 09/15/2020 ^		10	7
7.900% due 04/15/2019		2	2
Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	50,000	48,710
Ford Credit Auto Owner Trust
4.950% due 03/15/2013		$10	10
Fremont Home Loan Trust
0.354% due 01/25/2037		77	74
0.404% due 02/25/2036		34	33
0.624% due 01/25/2036		14,055	7,523
GCO Education Loan Funding Trust
0.586% due 11/25/2020		2,190	2,183
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		13	4
Globaldrive BV
4.000% due 10/20/2016	EUR	278	363
Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	516
8.300% due 10/15/2026		500	551
Grosvenor Place CLO BV
1.947% due 03/28/2023	EUR	127,000	151,893
GSAA Trust
0.594% due 03/25/2037		$4,874	1,956
0.594% due 05/25/2047		1,000	542
GSAMP Trust
0.364% due 12/25/2036		401	265
0.474% due 11/25/2035		654	83
0.524% due 03/25/2047		10,726	3,121
0.634% due 01/25/2035		564	540
1.144% due 02/25/2047		93,437	66,427

GSPA Monetization Trust
6.422% due 10/09/2029		21,550	19,229
GSRPM Mortgage Loan Trust
0.994% due 01/25/2032		463	452
Gulf Stream Sextant CLO Ltd.
0.709% due 08/21/2020		9,845	9,556
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.660% due 08/07/2021		71,700	68,401
Harbourmaster CLO Ltd.
1.686% due 06/15/2020	EUR	12,089	14,643
Harley-Davidson Motorcycle Trust
5.120% due 08/15/2013		$5	6
Hewett’s Island CDO Ltd.
0.767% due 12/05/2018		4,448	4,140
Home Equity Asset Trust
0.354% due 05/25/2037		3,274	3,210
0.464% due 08/25/2036		7,873	6,640
0.894% due 11/25/2032		154	108
HSBC Asset Loan Obligation
0.354% due 12/25/2036		262	188
HSBC Home Equity Loan Trust
0.435% due 03/20/2036		11,520	10,652
0.445% due 01/20/2036		7,328	6,837
0.555% due 01/20/2035		2,265	2,014
0.575% due 01/20/2034		43,047	39,226
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036		371	122
0.344% due 12/25/2036		165	161
ICE EM CLO
0.802% due 08/15/2022		122,000	107,654
Illinois Student Assistance Commission
0.898% due 04/25/2017		2,090	2,078
IMC Home Equity Loan Trust
5.800% due 07/25/2026		60	53
7.310% due 11/20/2028		24	24
7.500% due 04/25/2026		3	3
7.520% due 08/20/2028		19	19
IXIS Real Estate Capital Trust
0.634% due 02/25/2036		532	460
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		209	207
0.354% due 03/25/2047		2,271	1,867
0.374% due 08/25/2036		476	130
0.374% due 03/25/2037		33	31
0.384% due 10/25/2036		37	36
0.484% due 05/25/2035		563	480
Jubilee CDO BV
2.165% due 10/15/2019	EUR	8,368	10,306
L.A. Arena Funding LLC
7.656% due 12/15/2026		$194	195
LCM LP
0.797% due 03/21/2019		17,300	15,910
Lehman ABS Mortgage Loan Trust
0.384% due 06/25/2037		6,509	2,508
Lightpoint CLO Ltd.
1.457% due 02/15/2014		7,538	7,483
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		5,228	3,854
Magi Funding PLC
2.015% due 04/11/2021	EUR	70,037	83,032
Magnolia Funding Ltd.
3.000% due 04/20/2017		97,505	125,485
Massachusetts Educational Financing Authority
1.368% due 04/25/2038		$3,049	3,043
MASTR Asset-Backed Securities Trust
0.344% due 01/25/2037		159	35
0.374% due 05/25/2037		389	349
0.594% due 05/25/2037		31,567	23,978
MASTR Specialized Loan Trust
0.694% due 07/25/2034		927	834
Merrill Lynch First Franklin Mortgage Loan Trust
0.354% due 07/25/2037		23	23
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037		33	32
0.414% due 02/25/2037		1,856	841
Mesa Trust Asset-Backed Certificates
1.094% due 12/25/2031		1,441	1,057
Mid-State Trust
6.005% due 08/15/2037		11	12
6.340% due 10/15/2036		17,954	16,398
7.340% due 07/01/2035		973	1,002
7.791% due 03/15/2038		3,476	3,296
8.330% due 04/01/2030		9,944	10,019
Morgan Stanley ABS Capital
0.344% due 07/25/2036		378	112
0.354% due 05/25/2037		5,101	4,328

0.394% due 11/25/2036		3,804	2,669
1.094% due 07/25/2037		11,604	9,898
1.239% due 06/25/2034		4,523	3,260
1.294% due 03/25/2033		2,227	1,919
Morgan Stanley Dean Witter Capital
1.569% due 09/25/2032		4,347	3,362
1.644% due 02/25/2033		2,703	2,109
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036		9	2
0.404% due 11/25/2036		193	51
Morgan Stanley Mortgage Loan Trust
0.364% due 01/25/2047		18	15
0.524% due 02/25/2037		1,282	450
0.654% due 04/25/2037		5,522	1,977
5.726% due 10/25/2036		2,439	1,266
5.750% due 11/25/2036		2,773	1,140
5.750% due 04/25/2037		1,592	994
6.000% due 07/25/2047		1,730	1,181
Mountain Capital CLO Ltd.
0.872% due 02/15/2016		7,396	7,382
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		605	602
Nelnet Student Loan Trust
1.118% due 07/25/2018		7,372	7,384
1.348% due 10/25/2019		5,000	5,040
New Century Home Equity Loan Trust
0.554% due 06/25/2035		810	762
0.564% due 09/25/2035		7,520	7,192
1.179% due 05/25/2034		3,135	2,290
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		12	12
Novastar Home Equity Loan
1.004% due 12/25/2033		1,469	1,271
NYLIM Flatiron CLO Ltd.
0.658% due 08/08/2020		10,750	10,050
Option One Mortgage Loan Trust
0.354% due 07/25/2037		27	26
0.384% due 04/25/2037		135	134
Ownit Mortgage Loan Asset-Backed Certificates
0.444% due 05/25/2037		32,736	16,487
Pacifica CDO Ltd.
0.807% due 02/15/2017		53,607	52,235
Panhandle-Plains Higher Education Authority, Inc.
1.711% due 10/01/2035		683	683
Park Place Securities, Inc.
0.554% due 09/25/2035		247	217
0.944% due 10/25/2034		10,700	8,003
Penta CLO S.A.
1.917% due 06/04/2024	EUR	58,970	67,847
Popular ABS Mortgage Pass-Through Trust
0.384% due 01/25/2037		$89	89
0.384% due 06/25/2047		13,420	11,761
Primus CLO Ltd.
0.636% due 07/15/2021		163,977	148,852
Renaissance Home Equity Loan Trust
0.654% due 11/25/2034		562	426
0.794% due 12/25/2033		322	259
0.994% due 08/25/2032		104	79
5.565% due 02/25/2036		14	12
Residential Asset Mortgage Products, Inc.
0.694% due 06/25/2047		1,700	739
5.072% due 04/25/2034		2,819	2,630
Residential Asset Securities Corp.
0.404% due 04/25/2037		5	5
0.794% due 07/25/2032 ^		5	3
Residential Mortgage Loan Trust
1.750% due 09/25/2029		12	10
RMF Euro CDO S.A.
1.972% due 09/11/2022	EUR	17,403	20,855
SACO, Inc.
0.414% due 05/25/2036		$1,152	1,107
0.714% due 03/25/2036		145	49
0.794% due 12/25/2035		146	49
Salomon Brothers Mortgage Securities, Inc.
0.854% due 09/25/2028		1,019	862
Saxon Asset Securities Trust
0.814% due 08/25/2032		77	76
Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037		266	226
0.354% due 12/25/2036 ^		358	78
0.424% due 05/25/2037 ^		1,531	694
Security National Mortgage Loan Trust
0.584% due 10/25/2036		322	322
Sherwood Castle Funding PLC
1.241% due 06/15/2016	GBP	5,200	7,754
1.636% due 03/15/2016	EUR	18,000	22,474

SLC Student Loan Trust
0.657% due 05/15/2018		$48,747	48,696
1.446% due 06/15/2021		4,300	4,268
4.750% due 06/15/2033		80	78
SLM Student Loan Trust
0.408% due 10/25/2018		61	61
0.418% due 07/25/2017		7,455	7,396
0.498% due 10/25/2021		10,539	10,502
0.508% due 10/25/2022		2,621	2,602
0.528% due 04/25/2017		366	366
0.548% due 04/25/2017		1,374	1,374
0.558% due 04/25/2017		4,161	4,160
0.568% due 01/25/2021		128,408	127,897
0.588% due 04/27/2015		95	95
0.588% due 04/27/2020		11,241	11,140
0.686% due 03/15/2017		2,079	2,066
0.748% due 01/25/2022		12,000	11,538
0.918% due 10/27/2014		2	2
0.918% due 10/25/2017		72,900	72,277
0.968% due 10/25/2017		141	141
1.068% due 04/25/2019		700	696
1.168% due 01/25/2019		40,000	40,080
1.168% due 04/25/2023		20,000	19,794
1.318% due 07/25/2023		700	691
1.518% due 10/25/2016		1,342	1,352
1.518% due 07/25/2023		5,000	4,979
1.686% due 12/15/2023	EUR	173	204
1.696% due 09/15/2021		15,103	18,890
1.718% due 01/25/2018		$1,490	1,515
1.746% due 12/15/2033		30,800	30,573
1.835% due 10/25/2023	EUR	63,205	73,356
1.918% due 04/25/2023		$1,033,804	1,058,894
2.118% due 07/25/2023		2,100	2,159
2.198% due 08/15/2016		15,058	15,049
2.528% due 06/16/2042		18,000	16,782
2.928% due 12/16/2019		42,483	43,249
3.200% due 05/16/2044		5,187	5,291
3.500% due 08/17/2043		95,373	94,031
3.528% due 05/16/2044		57,310	58,499
4.500% due 11/16/2043		12,821	12,168
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		1,443	412
0.374% due 06/25/2037		787	611
0.544% due 08/25/2037		3,828	1,178
0.594% due 11/25/2035		12	11
South Carolina Student Loan Corp.
1.077% due 03/01/2018		2,083	2,060
1.277% due 03/02/2020		700	696
1.527% due 09/03/2024		600	595
Specialty Underwriting & Residential Finance
0.354% due 01/25/2038		1,057	946
0.394% due 11/25/2037		2,208	1,332
0.974% due 01/25/2034		23	17
Stone Tower CLO Ltd.
0.633% due 04/17/2021		5,000	4,590
Stony Hill CDO Ltd.
0.892% due 10/15/2013		1,537	1,516
Structured Asset Investment Loan Trust
0.654% due 10/25/2035		10,726	7,423
0.994% due 04/25/2033		2,194	1,788
Structured Asset Securities Corp.
0.374% due 01/25/2037		2,444	2,406
0.394% due 01/25/2037		102	70
0.404% due 01/25/2037		10,000	8,754
0.434% due 05/25/2047		9,438	6,284
0.444% due 05/25/2037		1,055	962
0.504% due 09/25/2035		893	878
0.594% due 06/25/2035		4,889	2,919
0.694% due 05/25/2034		19	16
0.874% due 01/25/2033		4,960	4,191
1.757% due 04/25/2035		20,494	15,737
4.910% due 06/25/2033		76	75
Symphony CLO Ltd.
0.697% due 05/15/2019		82,500	77,282
Wachovia Loan Trust
0.654% due 05/25/2035		2,319	1,799
Whitney CLO Ltd.
0.817% due 03/01/2017		2,674	2,619
Wind River CLO Ltd.
0.889% due 12/19/2016		9,677	9,206
WMC Mortgage Loan Pass-Through Certificates
0.958% due 05/15/2030		2,218	2,029

Wood Street CLO BV
1.988% due 03/29/2021	EUR	42,017	50,811

Total Asset-Backed Securities (Cost $4,714,224)			4,620,303

SOVEREIGN ISSUES 9.4%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	35,855
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	58,927
5.500% due 07/12/2020		$3,200	3,476
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,304
Brazil Government International Bond
5.625% due 01/07/2041		14,000	16,310
7.125% due 01/20/2037		120	166
10.250% due 01/10/2028	BRL	3,300	2,026
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		426,358	228,457
10.000% due 01/01/2014		370,769	196,869
10.000% due 01/01/2017		8,657,064	4,460,669
10.000% due 01/01/2021		586,623	292,997
Canada Government Bond
2.000% due 06/01/2016	CAD	3,400	3,445
2.750% due 09/01/2016 (l)(m)		722,600	756,440
3.250% due 06/01/2021		176,653	192,797
3.750% due 06/01/2019 (m)		196,300	220,474
4.250% due 06/01/2018		71,800	82,230
Canada Housing Trust No. 1
2.650% due 03/15/2022		59,200	58,936
3.350% due 12/15/2020		212,500	225,573
3.750% due 03/15/2020		204,900	223,915
3.800% due 06/15/2021		844,100	926,737
Chile Government International Bond
5.500% due 01/15/2013		$50	52
China Development Bank Corp.
5.000% due 10/15/2015		24,200	26,323
China Government International Bond
4.750% due 10/29/2013		50	53
Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,440
8.125% due 05/21/2024		10	14
8.250% due 12/22/2014		10,010	11,887
Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,576
Export-Import Bank of Korea
4.000% due 01/29/2021		85,500	82,906
4.125% due 09/09/2015		19,200	19,784
5.125% due 06/29/2020		117,250	123,311
5.750% due 05/22/2013	EUR	1,800	2,414
5.875% due 01/14/2015		$27,060	29,161
8.125% due 01/21/2014		44,200	49,078
Hydro Quebec
0.625% due 09/29/2049		5,600	4,450
8.400% due 01/15/2022		150	220
Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,419
6.875% due 03/09/2017		3,000	3,503
7.250% due 04/20/2015		12,837	14,602
7.500% due 01/15/2016		21,037	24,456
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	390,900	477,909
5.125% due 01/25/2016		15,900	20,950
Israel Government International Bond
5.500% due 11/09/2016		$57	66
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (g)	EUR	230,466	259,816
2.100% due 09/15/2021 (g)		502,321	487,604
2.350% due 09/15/2019 (g)		41,469	44,344
Korea Development Bank
0.768% due 11/22/2012		$9,900	9,795
3.250% due 03/09/2016		9,800	9,704
4.000% due 09/09/2016		20,000	20,369
4.375% due 08/10/2015		8,000	8,244
5.750% due 09/10/2013		200	212
8.000% due 01/23/2014		41,900	46,130
Korea Expressway Corp.
5.125% due 05/20/2015		100	106
Korea Finance Corp.
3.250% due 09/20/2016		21,600	21,352
Korea Government Bond
4.875% due 09/22/2014		103	111
5.750% due 04/16/2014		10,000	10,896
Korea Housing Finance Corp.
4.125% due 12/15/2015		95,800	99,419

Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	63,813
5.750% due 10/12/2110		$22,400	23,968
5.875% due 02/17/2014		2,775	3,011
5.950% due 03/19/2019		65,526	78,205
6.000% due 06/18/2015	MXN	2,213,000	162,794
6.050% due 01/11/2040		$150,400	184,616
6.250% due 06/16/2016	MXN	3,543,000	261,949
6.500% due 06/10/2021		1,200,000	86,298
6.750% due 09/27/2034		$317	414
7.500% due 04/08/2033		5,650	7,995
9.500% due 12/18/2014	MXN	363,600	29,188
10.000% due 12/05/2024		1,307,000	120,711
New South Wales Treasury Corp.
2.500% due 11/20/2035 (g)	AUD	10,000	11,285
Panama Government International Bond
6.700% due 01/26/2036		$18,062	23,661
7.250% due 03/15/2015		34,700	40,165
9.375% due 04/01/2029		15,000	23,925
Poland Government International Bond
5.000% due 10/19/2015		100	106
6.250% due 07/03/2012		47	48
6.375% due 07/15/2019		36	40
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	41,100	41,874
3.700% due 12/18/2020		10,000	10,615
4.300% due 06/18/2042		36,600	42,329
Province of Ontario Canada
1.375% due 01/27/2014		$300	303
1.600% due 09/21/2016		8,200	8,186
1.875% due 11/19/2012		110	111
1.875% due 09/15/2015		34,900	35,594
3.000% due 07/16/2018		17,200	18,117
3.150% due 09/08/2015	CAD	87,000	90,441
3.150% due 06/02/2022		342,700	343,443
4.000% due 10/07/2019		$255	282
4.000% due 06/02/2021	CAD	1,108,100	1,195,765
4.200% due 03/08/2018		77,400	85,110
4.200% due 06/02/2020		484,500	531,041
4.300% due 03/08/2017		415,200	456,362
4.400% due 06/02/2019		204,875	228,054
4.400% due 04/14/2020		$16,900	19,283
4.600% due 06/02/2039	CAD	120,160	142,436
4.650% due 06/02/2041		282,000	340,960
4.700% due 06/02/2037		48,400	57,603
5.450% due 04/27/2016		$800	930
5.500% due 06/02/2018	CAD	71,100	83,479
5.600% due 06/02/2035		75,000	99,162
5.850% due 03/08/2033		165,000	221,550
6.200% due 06/02/2031		5,000	6,880
6.500% due 03/08/2029		26,200	36,545
7.600% due 06/02/2027		20,000	30,117
Province of Quebec Canada
2.750% due 08/25/2021		$143,000	143,082
3.500% due 07/29/2020		3,800	4,075
3.500% due 12/01/2022	CAD	69,200	70,777
4.250% due 12/01/2021		520,700	568,570
4.500% due 12/01/2016		20,700	22,884
4.500% due 12/01/2017		101,300	112,788
4.500% due 12/01/2018		198,300	221,287
4.500% due 12/01/2019		335,700	374,440
4.500% due 12/01/2020		1,212,000	1,349,074
4.600% due 05/26/2015		$300	334
4.625% due 05/14/2018		1,000	1,151
5.000% due 12/01/2041	CAD	25,000	31,234
5.750% due 12/01/2036		25,000	33,345
7.500% due 09/15/2029		$210	315
Qatar Government International Bond
4.000% due 01/20/2015		85,000	89,378
5.150% due 04/09/2014		9,100	9,771
5.250% due 01/20/2020		85,200	93,933
6.400% due 01/20/2040		109,300	128,974
Russia Government International Bond
3.625% due 04/29/2015		38,300	38,587
7.500% due 03/31/2030		159,481	185,595
Societe Financement de l’Economie Francaise
0.603% due 07/16/2012		1,900	1,904
2.125% due 05/20/2012	EUR	100	130
South Africa Government International Bond
5.875% due 05/30/2022		$100	116
6.500% due 06/02/2014		27,000	29,700
6.875% due 05/27/2019		5,000	6,050
Spain Government Bond
4.650% due 07/30/2025	EUR	888,900	1,048,298
4.900% due 07/30/2040		16,900	18,921

Turkey Government International Bond
7.000% due 09/26/2016		$103,700	114,200
7.500% due 07/14/2017		9,600	10,848
United Kingdom Gilt
1.750% due 01/22/2017	GBP	220,000	353,481
3.750% due 09/07/2021 (k)		756,500	1,357,768
4.250% due 09/07/2039		165,600	315,736
4.250% due 12/07/2040		280,000	534,505
4.250% due 12/07/2046		23,000	44,742
4.500% due 09/07/2034		50,000	98,041
4.500% due 12/07/2042		22,500	45,027
4.750% due 12/07/2030		16,500	33,171
4.750% due 12/07/2038		114,200	235,240

Total Sovereign Issues (Cost $23,157,102)			22,914,515

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		41,220	43,528

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		9,188,000	3,492

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		296,800	16,472

Total Convertible Preferred Securities (Cost $59,348)			63,492

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
ABN AMRO North America Capital Funding Trust I
1.600% due 12/31/2049		21,655	12,918
Ally Financial, Inc.
7.250% due 02/07/2033		2,654,829	54,079
7.300% due 03/09/2031		1,573,542	32,557
7.350% due 08/08/2032		517,462	10,634
Citigroup Capital XIII
7.875% due 10/30/2040		980,000	25,539
Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	14,086
SLM Corp.
5.868% due 03/15/2017		4,700	95

Total Preferred Securities (Cost $170,324)			149,908

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.1%
CERTIFICATES OF DEPOSIT 0.4%
Abbey National Treasury Services PLC
1.710% due 04/25/2013		$26,570	26,530
1.890% due 06/10/2013		54,300	54,229
Banco Bradesco S.A.
1.950% due 01/24/2013		175,300	176,688
Bank of Nova Scotia
0.690% due 08/09/2012		47,700	47,753
BNP Paribas
0.879% due 03/02/2012		100,000	100,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.783% due 01/17/2014		16,000	16,001
Itau Unibanco Holding S.A.
0.000% due 01/04/2012		208,100	207,840
Itau Unibanco S.A.
0.000% due 01/11/2012		108,600	108,464

0.000% due 01/17/2012		100,000	99,933

			837,438

COMMERCIAL PAPER 0.1%
Erste Abwicklungsanstalt
0.370% due 01/17/2012		136,800	136,781
Kells Funding LLC
0.290% due 01/10/2012		106,800	106,794
Vodafone Group PLC
0.830% due 01/13/2012		42,300	42,290

			285,865

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.060% due 01/03/2012		20,200	20,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $20,926. Repurchase proceeds are $20,200.)
Citigroup Global Markets, Inc.
0.050% due 01/03/2012		54,200	54,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $55,338. Repurchase proceeds are $54,200.)
Deutsche Bank Securities, Inc.
0.650% due 01/09/2012
(Dated 12/05/2011. Collateralized by Ally Financial, Inc. 2.727% due 12/01/2014 valued at $8,718 and GeoEye, Inc. 9.625% due 10/01/2015 valued at $33,722. Repurchase proceeds are $39,015.)		38,997	38,997
(Dated 12/12/2011. Collateralized by Awas Aviation Capital LT 7.000% due 10/17/2016 valued at $24,107. Repurchase proceeds are $22,195.)		22,187	22,187
Morgan Stanley & Co., Inc.
0.050% due 01/03/2012		43,300	43,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.650% due 06/30/2014 valued at $43,700. Repurchase proceeds are $43,300.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		57,016	57,016
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $57,630 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $527. Repurchase proceeds are $57,016.)

			235,900

JAPAN TREASURY BILLS 8.4%
0.024% due 01/30/2012 - 03/29/2012 (e)	JPY	1,574,170,000	20,450,331

U.S. TREASURY BILLS 0.0%
0.036% due 01/19/2012 - 12/13/2012 (e)(i)(j)		$88,088	88,071

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 7.1%
		1,721,677,471	17,240,878

Total Short-Term Instruments (Cost $39,106,648)			39,138,483

PURCHASED OPTIONS (o) 0.0%
(Cost $13,558)			18,728
Total Investments 131.2% (Cost $316,182,501)			$320,244,675
Written Options (p) (0.2%) (Premiums $1,307,421)			(548,042)
Other Assets and Liabilities (Net) (31.0%)			(75,561,753)

Net Assets 100.0%			$244,134,880

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind bond security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Affiliated to the Fund.

(i)	Securities with an aggregate market value of $309,207 and cash of $5,000 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(j)	Securities with an aggregate market value of $166,587 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(k)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $5,218,854 at a weighted average interest rate of 0.097%. On December 31, 2011, securities valued at $12,308,147 were pledged as collateral for reverse repurchase agreements.

(l)	Securities with an aggregate market value of $756,677 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	3,000	$833
90-Day Euribor December Futures	Long	12/2013	3,000	3,145
90-Day Euribor June Futures	Long	06/2013	3,000	1,824
90-Day Euribor June Futures	Long	06/2014	3,000	4,040
90-Day Euribor March Futures	Long	03/2013	3,000	1,252
90-Day Euribor March Futures	Long	03/2014	3,000	3,663
90-Day Euribor September Futures	Long	09/2013	6,000	4,570
90-Day Eurodollar December Futures	Long	12/2012	27,495	12,886
90-Day Eurodollar December Futures	Long	12/2013	2,168	676
90-Day Eurodollar June Futures	Long	06/2012	110,221	26,438
90-Day Eurodollar June Futures	Long	06/2013	160,836	150,600
90-Day Eurodollar June Futures	Long	06/2014	6,107	605
90-Day Eurodollar March Futures	Long	03/2013	150,536	88,726
90-Day Eurodollar March Futures	Long	03/2014	21,261	53,943
90-Day Eurodollar September Futures	Long	09/2012	57,579	6,862
90-Day Eurodollar September Futures	Long	09/2013	83,606	91,717
Euro-Bund 10-Year Bond March Futures	Short	03/2012	5,000	(26,219)
U.S. Treasury 5-Year Note March Futures	Long	03/2012	131,219	56,700
U.S. Treasury 10-Year Note March Futures	Long	03/2012	98,861	89,729
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	4,056	10,867

				$582,857

(m)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,489,008 and cash of $3 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	$5,651,130	$51,032	$(31,802)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		$6,972,700	$(2,498,212)	$(430,307)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041		1,809,800	(553,553)	(102,932)
Pay	6-Month EUR-EURIBOR	2.000%	12/18/2014	EUR	3,600,000	23,064	24,438
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017		400,000	6,026	794
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018		192,500	8,224	4,769
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021		269,800	37,912	3,192
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021		290,700	46,099	9,948
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022		1,170,600	12,989	30,304
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		4,121,415	168,480	101,131
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		4,046,000	285,898	75,016
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	191,600	18,461	3,517
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022		565,000	75,026	7,094
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022		750,000	11,797	13,147

						$(2,357,789)	$(259,889)

(n)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ameren Corp.	FBF	(1.000%	)	06/20/2014	1.320%		$29,400	$217	$204	$13
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	2.310%		1,550	88	28	60
Banco Santander International	BPS	(3.000%	)	03/20/2015	3.407%		17,500	190	141	49
Bank of America Corp.	DUB	(1.000%	)	06/20/2019	3.955%		8,800	1,471	1,480	(9)
Bank of America Corp.	JPM	(1.000%	)	09/20/2014	4.311%		13,200	1,075	809	266
Barclays Bank PLC	BPS	(3.000%	)	06/20/2021	4.174%		6,000	496	909	(413)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	1.415%		18,000	(855)	0	(855)
Centex Corp.	BRC	(5.000%	)	06/20/2014	2.975%		13,200	(653)	(689)	36
Centex Corp.	BRC	(1.000%	)	06/20/2014	2.975%		31,000	1,426	1,524	(98)
Centex Corp.	DUB	(1.000%	)	12/20/2017	3.974%		2,500	368	(9)	377
Centex Corp.	GST	(1.000%	)	06/20/2014	2.975%		1,500	69	20	49
CenturyLink, Inc.	CBK	(1.000%	)	06/20/2017	2.446%		9,100	651	732	(81)
Countrywide Financial Corp.	BRC	(1.000%	)	06/20/2016	6.099%		10,000	1,907	1,227	680
Countrywide Financial Corp.	GST	(1.000%	)	06/20/2016	6.099%		9,500	1,811	1,203	608
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.289%		200	6	6	0
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	3.213%		10,000	342	0	342
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.436%		6,200	251	574	(323)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	2.000%		31,500	(4,247)	(3,957)	(290)
DR Horton, Inc.	BPS	(1.000%	)	03/20/2016	2.195%		10,000	469	783	(314)
DR Horton, Inc.	BPS	(1.000%	)	06/20/2016	2.289%		6,000	320	440	(120)
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	2.195%		3,700	174	374	(200)
DR Horton, Inc.	GST	(1.000%	)	03/20/2014	1.428%		5,000	44	335	(291)
DR Horton, Inc.	GST	(1.000%	)	09/20/2014	1.651%		3,000	51	163	(112)
DR Horton, Inc.	JPM	(1.000%	)	03/20/2015	1.802%		10,000	245	538	(293)
Enel SpA	BRC	(1.000%	)	12/20/2014	3.199%		6,400	389	194	195
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.349%		10,000	(241)	789	(1,030)
Fosters Finance Corp.	BRC	(2.140%	)	12/20/2014	0.539%		6,000	(288)	0	(288)
Frontier Communications Corp.	BRC	(5.000%	)	03/20/2013	3.612%		10,000	(185)	(602)	417
Gap, Inc.	BOA	(5.000%	)	06/20/2021	3.328%		27,000	(3,325)	(3,355)	30
Gap, Inc.	FBF	(1.000%	)	06/20/2021	3.328%		5,000	841	857	(16)
Gap, Inc.	GST	(5.000%	)	06/20/2021	3.328%		8,000	(985)	(940)	(45)
Goldman Sachs Group, Inc.	BOA	(1.000%	)	06/20/2018	3.181%		4,400	510	233	277
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2018	3.181%		32,000	3,706	1,723	1,983
Hanson Ltd.	BPS	(1.000%	)	03/20/2013	1.289%		15,000	47	68	(21)
Hanson Ltd.	BPS	(1.000%	)	09/20/2016	2.392%		53,000	3,177	1,683	1,494
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	2.392%		20,000	1,199	3,056	(1,857)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	4.908%		6,000	359	192	167
iStar Financial, Inc.	BRC	(0.400%	)	03/20/2012	13.413%		10,000	282	0	282
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	13.042%		10,000	1,868	0	1,868
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.521%		44,710	3,127	1,423	1,704
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2015	1.126%		20,000	72	(14)	86
KB Home	BPS	(1.000%	)	06/20/2015	6.737%		5,000	844	465	379
KB Home	BRC	(5.000%	)	06/20/2015	6.737%		12,300	606	(936)	1,542
KB Home	DUB	(1.000%	)	03/20/2014	5.604%		3,000	280	249	31
KB Home	GST	(1.000%	)	03/20/2014	5.604%		7,000	653	329	324
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.237%		6,900	(23)	65	(88)
Lennar Corp.	BPS	(5.000%	)	03/20/2013	1.380%		9,000	(414)	(571)	157
Lennar Corp.	BPS	(5.000%	)	09/20/2014	2.685%		22,000	(1,372)	(1,448)	76
Lennar Corp.	BRC	(5.000%	)	06/20/2015	3.155%		11,000	(678)	(888)	210
Lennar Corp.	DUB	(1.000%	)	03/20/2013	1.380%		6,800	28	262	(234)
Lennar Corp.	DUB	(5.000%	)	06/20/2015	3.155%		5,000	(308)	(440)	132
Lennar Corp.	GST	(1.000%	)	09/20/2014	2.685%		4,500	196	483	(287)
Lennar Corp.	GST	(5.000%	)	06/20/2015	3.155%		4,000	(247)	(235)	(12)
Lennar Corp.	GST	(1.000%	)	06/20/2016	3.673%		4,000	427	478	(51)
Lexmark International, Inc.	CBK	(3.320%	)	06/20/2013	0.959%		5,590	(201)	0	(201)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	0.959%		15,880	(61)	0	(61)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.368%		7,600	155	836	(681)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.749%	EUR	45,500	(1,565)	(2,684)	1,119
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	2.612%		$2,200	191	400	(209)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	2.633%		3,000	137	0	137
MDC Holdings, Inc.	BPS	(1.250%	)	12/20/2014	2.690%		9,000	360	0	360
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	7.616%		10,000	391	(180)	571
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	7.616%		37,000	1,448	524	924
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	7.616%		10,000	391	64	327
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	7.616%		16,000	626	(849)	1,475
Packaging Corp. of America	FBF	(0.940%	)	09/20/2013	0.578%		10,000	(66)	0	(66)
Pactiv Corp.	MYC	(5.000%	)	06/20/2017	6.382%		9,800	563	(677)	1,240
ProLogis	CBK	(1.000%	)	06/20/2012	0.904%		10,500	(9)	223	(232)
Pulte Group, Inc.	BPS	(1.000%	)	03/20/2013	2.510%		10,250	182	180	2
Pulte Group, Inc.	BPS	(1.000%	)	03/20/2014	3.404%		35,000	1,767	1,578	189
Pulte Group, Inc.	BRC	(5.000%	)	03/20/2014	3.404%		15,400	(550)	(200)	(350)
Pulte Group, Inc.	BRC	(5.000%	)	03/20/2015	4.021%		9,200	(283)	39	(322)

Reed Elsevier Capital, Inc.	BOA	(0.290%	)	06/20/2012	0.188%	5,000	(3)	0	(3)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.502%	12,500	(182)	981	(1,163)
Rexam PLC	RYL	(1.450%	)	06/20/2013	0.502%	4,000	(58)	273	(331)
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.344%	1,500	(56)	(17)	(39)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	0.354%	13,425	(262)	0	(262)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.354%	4,665	(326)	0	(326)
Rohm & Haas Co.	BPS	(1.000%	)	09/20/2017	0.344%	30,000	(1,107)	(437)	(670)
Rohm & Haas Co.	CBK	(0.540%	)	09/20/2017	0.354%	7,000	(74)	0	(74)
Rohm & Haas Co.	MYC	(1.000%	)	09/20/2017	0.344%	17,000	(627)	(527)	(100)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.837%	9,000	407	399	8
RPM International, Inc.	BRC	(1.460%	)	03/20/2018	1.837%	2,800	58	0	58
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.798%	15,000	673	219	454
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	6.627%	17,300	1,028	(1,598)	2,626
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2012	3.183%	42,000	188	(84)	272
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	5.302%	800	77	34	43
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.945%	5,400	793	0	793
RR Donnelley & Sons Co.	GST	(1.000%	)	09/20/2016	6.627%	7,700	1,630	962	668
Ryland Group, Inc.	BPS	(5.000%	)	06/20/2020	4.365%	9,000	(377)	(1,621)	1,244
Ryland Group, Inc.	BRC	(5.000%	)	03/20/2015	2.991%	12,900	(806)	(39)	(767)
Ryland Group, Inc.	DUB	(5.000%	)	06/20/2020	4.365%	7,200	(301)	0	(301)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	0.894%	9,250	(30)	517	(547)
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.542%	12,000	(257)	0	(257)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	06/20/2016	3.647%	5,000	519	300	219
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	09/20/2017	3.726%	10,000	1,303	730	573
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.278%	7,000	607	251	356
Toll Brothers Finance Corp.	BPS	(1.000%	)	06/20/2015	1.391%	10,000	127	262	(135)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	2.278%	3,000	259	262	(3)
Toll Brothers Finance Corp.	MYC	(1.390%	)	09/20/2013	0.926%	9,800	(83)	0	(83)
Universal Corp.	DUB	(1.000%	)	12/20/2014	1.721%	33,000	671	580	91
UST LLC	BRC	(0.700%	)	03/20/2018	0.392%	24,000	(450)	0	(450)
UST LLC	CBK	(1.000%	)	03/20/2018	0.385%	2,500	(93)	(133)	40
UST LLC	DUB	(1.000%	)	03/20/2018	0.385%	1,500	(56)	(74)	18
VTB Bank OJSC Via VTB Capital S.A.	BRC	(2.150%	)	05/20/2013	3.576%	15,000	252	6,476	(6,224)
Wesfarmers Ltd.	BRC	(2.230%	)	06/20/2013	0.532%	25,000	(649)	373	(1,022)
Wesfarmers Ltd.	GST	(2.510%	)	06/20/2013	0.532%	23,200	(699)	0	(699)

							$22,033	$17,298	$4,735

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CBK	1.000%	03/20/2021	4.063%	$2,000	$(412)	$(173)	$(239)
Alcoa, Inc.	GST	1.000%	03/20/2018	3.840%	12,200	(1,796)	(721)	(1,075)
Alcoa, Inc.	JPM	1.000%	03/20/2018	3.840%	7,900	(1,163)	(445)	(718)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	5.116%	15,000	13	(49)	62
Ally Financial, Inc.	BRC	5.000%	09/20/2012	4.847%	10,000	31	(103)	134
Ally Financial, Inc.	DUB	5.000%	09/20/2012	4.847%	9,600	29	(91)	120
Ally Financial, Inc.	DUB	5.000%	12/20/2016	6.423%	12,000	(610)	(412)	(198)
Ally Financial, Inc.	GST	5.000%	12/20/2012	5.116%	10,000	9	(125)	134
American International Group, Inc.	BOA	1.000%	12/20/2020	4.832%	30,700	(6,922)	(6,895)	(27)
American International Group, Inc.	BRC	1.000%	12/20/2020	4.832%	4,000	(902)	(887)	(15)
American International Group, Inc.	GST	1.000%	12/20/2020	4.832%	7,500	(1,691)	(1,938)	247
American International Group, Inc.	MYC	1.000%	12/20/2020	4.832%	4,000	(902)	(988)	86
American International Group, Inc.	UAG	1.000%	12/20/2020	4.832%	1,700	(383)	(375)	(8)
Australia Government Bond	DUB	1.000%	03/20/2015	0.531%	71,200	1,091	1,367	(276)
Australia Government Bond	DUB	1.000%	03/20/2016	0.675%	78,800	1,089	1,773	(684)
Australia Government Bond	DUB	1.000%	09/20/2016	0.753%	23,900	280	207	73
Australia Government Bond	GST	1.000%	06/20/2016	0.716%	7,400	94	178	(84)
Australia Government Bond	GST	1.000%	09/20/2016	0.753%	24,100	282	221	61
Australia Government Bond	JPM	1.000%	06/20/2016	0.716%	25,000	319	570	(251)
Australia Government Bond	JPM	1.000%	09/20/2016	0.753%	22,500	263	411	(148)
Australia Government Bond	MYC	1.000%	06/20/2016	0.716%	22,000	281	525	(244)
Australia Government Bond	RYL	1.000%	06/20/2015	0.575%	14,200	212	385	(173)
Australia Government Bond	UAG	1.000%	03/20/2015	0.531%	50,000	766	693	73
Australia Government Bond	UAG	1.000%	06/20/2015	0.575%	900	13	24	(11)
Australia Government Bond	UAG	1.000%	09/20/2016	0.753%	8,100	95	148	(53)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.435%	900	(22)	(38)	16
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.463%	162,200	(2,275)	(2,827)	552
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	1.605%	20,000	(450)	(298)	(152)
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	1.463%	25,000	(351)	(468)	117
Berkshire Hathaway Finance Corp.	BRC	1.010%	09/20/2013	1.224%	20,000	(65)	0	(65)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	1.463%	65,000	(911)	(1,169)	258
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	1.463%	25,000	(350)	(434)	84
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	1.640%	22,400	(565)	(253)	(312)
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.970%	4,400	(305)	(184)	(121)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.428%	25,000	(300)	(495)	195
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.463%	65,000	(911)	(932)	21
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	1.463%	111,400	(1,563)	(1,718)	155
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	1.517%	30,000	(507)	(962)	455
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	1.605%	60,000	(1,349)	(1,275)	(74)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.992%	25,000	(1,888)	(863)	(1,025)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.517%	20,000	(338)	(816)	478

Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.605%	15,000	(337)	(463)	126
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.992%	5,900	(445)	(237)	(208)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	1.463%	77,000	(1,080)	(1,445)	365
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	1.463%	3,300	(46)	(60)	14
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.901%	15,000	331	0	331
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.350%	34,600	(424)	(407)	(17)
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.443%	300	8	0	8
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.476%	24,600	(492)	(71)	(421)
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.848%	7,800	(522)	(355)	(167)
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.866%	15,000	(1,068)	(951)	(117)
Brazil Government International Bond	BRC	0.980%	01/20/2012	0.651%	15,000	71	0	71
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.834%	20,900	300	0	300
Brazil Government International Bond	BRC	1.000%	03/20/2015	1.254%	75,000	(571)	(1,413)	842
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%	127,100	(1,264)	(1,967)	703
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%	240,700	(2,949)	(2,853)	(96)
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.388%	105,000	(1,523)	(514)	(1,009)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.422%	64,790	(1,085)	(514)	(571)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.476%	25,000	(500)	(60)	(440)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.525%	25,000	(582)	(719)	137
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.568%	25,000	(661)	(871)	210
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	21,000	(258)	(330)	72
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%	119,600	(2,002)	(943)	(1,059)
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.568%	25,000	(661)	(871)	210
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.848%	10,100	(676)	(448)	(228)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.651%	7,500	36	0	36
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.306%	61,800	(614)	(873)	259
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.350%	110,000	(1,348)	(1,220)	(128)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.388%	75,000	(1,088)	(494)	(594)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.476%	100,000	(2,002)	(168)	(1,834)
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.568%	22,900	(605)	(809)	204
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.818%	50,000	(3,020)	(1,656)	(1,364)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.350%	70,000	(858)	(777)	(81)
Brazil Government International Bond	FBF	2.090%	05/20/2016	1.461%	10,000	289	0	289
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.818%	25,000	(1,510)	(789)	(721)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.254%	100,000	(762)	(1,931)	1,169
Brazil Government International Bond	GST	1.000%	06/20/2015	1.306%	30,800	(307)	(414)	107
Brazil Government International Bond	GST	1.000%	09/20/2016	1.525%	47,500	(1,105)	(289)	(816)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%	247,900	(2,466)	(3,142)	676
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	130,500	(1,599)	(1,332)	(267)
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.388%	100,000	(1,451)	(756)	(695)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%	66,000	(1,104)	(523)	(581)
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.818%	110,000	(6,644)	(3,489)	(3,155)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.254%	25,000	(190)	(506)	316
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%	40,000	(398)	(420)	22
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	107,000	(1,311)	(1,219)	(92)
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.476%	50,000	(1,001)	(84)	(917)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.525%	99,000	(2,303)	(1,137)	(1,166)
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.818%	25,000	(1,510)	(789)	(721)
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.834%	47,000	703	0	703
Brazil Government International Bond	MYC	1.770%	09/20/2014	1.187%	15,000	312	0	312
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.306%	31,500	(313)	(305)	(8)
Brazil Government International Bond	MYC	1.000%	09/20/2015	1.350%	25,000	(306)	(157)	(149)
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.388%	100,000	(1,450)	(806)	(644)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.422%	75,000	(1,256)	(608)	(648)
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.568%	25,000	(661)	(883)	222
Brazil Government International Bond	MYC	1.520%	01/20/2017	1.585%	6,000	24	0	24
Brazil Government International Bond	RYL	1.000%	03/20/2015	1.254%	50,000	(381)	(989)	608
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	27,600	(338)	(261)	(77)
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.422%	50,000	(837)	(481)	(356)
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.751%	25,000	(295)	0	(295)
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	2.751%	20,000	(737)	0	(737)
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	2.741%	25,000	(104)	0	(104)
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	2.585%	25,000	(2,321)	0	(2,321)
Canada Government Bond	GST	1.000%	03/20/2015	0.360%	10,000	209	243	(34)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.578%	590	(17)	(23)	6
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	4.840%	5,900	72	760	(688)
China Development Bank Corp.	BRC	1.000%	06/20/2016	2.661%	20,000	(1,351)	(97)	(1,254)
China Development Bank Corp.	JPM	1.000%	06/20/2016	2.661%	15,000	(1,014)	(131)	(883)
China Development Bank Corp.	MYC	1.000%	06/20/2016	2.661%	50,000	(3,377)	(326)	(3,051)
China Government International Bond	BOA	0.780%	12/20/2014	1.054%	50,000	(384)	0	(384)
China Government International Bond	BOA	1.000%	06/20/2015	1.149%	126,600	(589)	1,811	(2,400)
China Government International Bond	BOA	1.000%	09/20/2015	1.203%	50,000	(346)	402	(748)
China Government International Bond	BOA	1.000%	12/20/2015	1.249%	25,000	(229)	362	(591)
China Government International Bond	BOA	1.000%	03/20/2016	1.290%	50,000	(567)	606	(1,173)
China Government International Bond	BPS	1.000%	06/20/2015	1.149%	25,000	(116)	384	(500)
China Government International Bond	BPS	1.000%	09/20/2015	1.203%	15,000	(104)	94	(198)
China Government International Bond	BPS	1.000%	03/20/2016	1.290%	42,000	(476)	509	(985)
China Government International Bond	BPS	1.000%	06/20/2016	1.350%	24,600	(357)	235	(592)
China Government International Bond	BRC	1.000%	03/20/2015	1.087%	50,000	(117)	520	(637)
China Government International Bond	BRC	1.000%	06/20/2015	1.149%	50,000	(232)	817	(1,049)
China Government International Bond	BRC	1.000%	12/20/2015	1.249%	75,000	(686)	1,074	(1,760)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%	73,600	(835)	898	(1,733)

China Government International Bond	BRC	1.000%	06/20/2016	1.350%	146,900	(2,137)	1,613	(3,750)
China Government International Bond	BRC	1.000%	09/20/2016	1.403%	35,000	(620)	52	(672)
China Government International Bond	CBK	1.000%	06/20/2015	1.149%	24,900	(116)	388	(504)
China Government International Bond	CBK	1.000%	03/20/2016	1.290%	1,000	(11)	(11)	0
China Government International Bond	CBK	1.000%	06/20/2016	1.350%	83,500	(1,215)	1,034	(2,249)
China Government International Bond	CBK	1.000%	09/20/2016	1.403%	50,000	(885)	235	(1,120)
China Government International Bond	CBK	1.000%	12/20/2016	1.450%	61,300	(1,273)	(1,924)	651
China Government International Bond	DUB	1.000%	03/20/2015	1.087%	30,000	(70)	312	(382)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%	25,000	(229)	349	(578)
China Government International Bond	DUB	1.000%	03/20/2016	1.290%	30,000	(340)	364	(704)
China Government International Bond	DUB	1.000%	06/20/2016	1.350%	40,200	(584)	421	(1,005)
China Government International Bond	DUB	1.000%	09/20/2016	1.403%	55,100	(976)	304	(1,280)
China Government International Bond	DUB	1.000%	12/20/2016	1.450%	21,000	(437)	(1,061)	624
China Government International Bond	FBF	1.000%	03/20/2015	1.087%	85,000	(200)	410	(610)
China Government International Bond	FBF	1.000%	06/20/2015	1.149%	25,000	(116)	136	(252)
China Government International Bond	FBF	1.000%	12/20/2016	1.450%	96,300	(2,000)	(4,622)	2,622
China Government International Bond	GST	1.000%	09/20/2015	1.203%	25,000	(173)	182	(355)
China Government International Bond	GST	1.000%	09/20/2016	1.403%	20,600	(365)	110	(475)
China Government International Bond	JPM	1.000%	03/20/2015	1.087%	35,000	(82)	157	(239)
China Government International Bond	JPM	1.000%	06/20/2015	1.149%	60,000	(279)	494	(773)
China Government International Bond	JPM	1.000%	09/20/2015	1.203%	10,000	(70)	62	(132)
China Government International Bond	JPM	1.000%	12/20/2015	1.249%	25,000	(229)	349	(578)
China Government International Bond	JPM	1.000%	03/20/2016	1.290%	50,000	(568)	594	(1,162)
China Government International Bond	JPM	1.000%	06/20/2016	1.350%	75,000	(1,091)	765	(1,856)
China Government International Bond	JPM	1.000%	09/20/2016	1.403%	93,500	(1,655)	516	(2,171)
China Government International Bond	JPM	1.000%	12/20/2016	1.450%	70,500	(1,464)	(2,642)	1,178
China Government International Bond	MYC	1.000%	03/20/2015	1.087%	100,000	(234)	463	(697)
China Government International Bond	MYC	1.000%	12/20/2015	1.249%	50,000	(457)	712	(1,169)
China Government International Bond	MYC	1.000%	06/20/2016	1.350%	25,000	(363)	276	(639)
China Government International Bond	MYC	1.000%	09/20/2016	1.403%	74,300	(1,315)	416	(1,731)
China Government International Bond	MYC	1.000%	12/20/2016	1.450%	55,800	(1,159)	(2,648)	1,489
China Government International Bond	RYL	1.000%	03/20/2015	1.087%	20,000	(47)	198	(245)
China Government International Bond	RYL	1.000%	06/20/2015	1.149%	104,600	(486)	1,382	(1,868)
China Government International Bond	RYL	1.000%	12/20/2015	1.249%	25,000	(229)	362	(591)
China Government International Bond	RYL	1.000%	09/20/2016	1.403%	67,200	(1,190)	(8)	(1,182)
China Government International Bond	RYL	1.000%	12/20/2016	1.450%	51,700	(1,073)	(1,971)	898
China Government International Bond	UAG	1.000%	03/20/2015	1.087%	25,000	(58)	119	(177)
China Government International Bond	UAG	1.000%	06/20/2015	1.149%	25,000	(116)	396	(512)
China Government International Bond	UAG	1.000%	09/20/2015	1.203%	25,000	(173)	219	(392)
China Government International Bond	UAG	1.000%	09/20/2016	1.403%	31,900	(564)	(89)	(475)
China Government International Bond	UAG	1.000%	12/20/2016	1.450%	46,400	(964)	(1,425)	461
Citigroup, Inc.	JPM	1.000%	09/20/2012	1.937%	5,300	(34)	(29)	(5)
Dell, Inc.	BRC	1.000%	09/20/2013	0.616%	14,100	98	74	24
Dell, Inc.	CBK	1.000%	09/20/2013	0.616%	19,400	136	111	25
Dell, Inc.	GST	1.000%	06/20/2018	1.500%	3,800	(112)	(64)	(48)
Egypt Government International Bond	BPS	1.000%	06/20/2016	6.241%	10,000	(1,956)	(1,022)	(934)
Egypt Government International Bond	CBK	1.000%	03/20/2016	6.202%	28,000	(5,192)	(3,261)	(1,931)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%	5,000	(928)	(686)	(242)
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.241%	30,000	(5,869)	(2,843)	(3,026)
Egypt Government International Bond	MYC	1.000%	03/20/2016	6.202%	51,400	(9,531)	(5,803)	(3,728)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.928%	6,000	15	(154)	169
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.122%	9,500	(44)	(29)	(15)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.928%	5,000	12	(185)	197
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.122%	5,500	(26)	(42)	16
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.928%	6,000	15	(154)	169
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.928%	16,000	40	(453)	493
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%	2,000	(9)	(17)	8
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.928%	5,000	12	(185)	197
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.090%	25,000	(77)	(161)	84
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.122%	5,000	(23)	(2)	(21)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.090%	25,000	(77)	(161)	84
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.122%	5,000	(23)	(7)	(16)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.928%	17,000	43	(460)	503
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.122%	5,000	(23)	(5)	(18)
Export-Import Bank of China	BPS	1.000%	06/20/2016	2.113%	15,000	(689)	(141)	(548)
Export-Import Bank of China	BRC	1.000%	06/20/2016	2.113%	30,000	(1,379)	(266)	(1,113)
Export-Import Bank of China	CBK	1.000%	06/20/2016	2.113%	10,000	(460)	(97)	(363)
Export-Import Bank of China	DUB	1.000%	06/20/2016	2.113%	10,000	(459)	(48)	(411)
Export-Import Bank of China	FBF	1.000%	06/20/2016	2.113%	5,000	(230)	(44)	(186)
Export-Import Bank of China	FBF	1.000%	12/20/2016	2.229%	10,000	(557)	(970)	413
Export-Import Bank of China	GST	1.000%	06/20/2016	2.113%	20,000	(919)	(184)	(735)
Export-Import Bank of China	HUS	1.000%	06/20/2016	2.113%	10,000	(460)	(53)	(407)
Export-Import Bank of China	JPM	1.000%	06/20/2016	2.113%	25,000	(1,149)	(193)	(956)
Export-Import Bank of China	MYC	1.000%	06/20/2016	2.113%	40,000	(1,839)	(232)	(1,607)
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	1.350%	10,000	(453)	0	(453)
France Government Bond	BOA	0.250%	12/20/2015	1.997%	32,100	(2,093)	(872)	(1,221)
France Government Bond	BOA	0.250%	03/20/2016	2.031%	116,200	(8,161)	(4,571)	(3,590)
France Government Bond	BOA	0.250%	09/20/2016	2.128%	15,000	(1,226)	(905)	(321)
France Government Bond	BRC	0.250%	03/20/2016	2.031%	224,000	(15,732)	(8,323)	(7,409)
France Government Bond	BRC	0.250%	09/20/2016	2.128%	35,400	(2,896)	(2,165)	(731)
France Government Bond	CBK	0.250%	06/20/2015	1.913%	79,600	(4,367)	(1,590)	(2,777)
France Government Bond	CBK	0.250%	12/20/2015	1.997%	10,500	(684)	(286)	(398)
France Government Bond	CBK	0.250%	03/20/2016	2.031%	40,000	(2,809)	(1,487)	(1,322)
France Government Bond	CBK	0.250%	06/20/2016	2.082%	120,400	(9,157)	(5,198)	(3,959)
France Government Bond	CBK	0.250%	09/20/2016	2.128%	139,500	(11,409)	(6,474)	(4,935)

France Government Bond	DUB	0.250%	06/20/2015	1.913%	9,900	(543)	(182)	(361)
France Government Bond	DUB	0.250%	12/20/2015	1.997%	150,000	(9,780)	(4,004)	(5,776)
France Government Bond	DUB	0.250%	03/20/2016	2.031%	96,200	(6,756)	(3,894)	(2,862)
France Government Bond	DUB	0.250%	06/20/2016	2.082%	50,000	(3,803)	(1,153)	(2,650)
France Government Bond	GST	0.250%	03/20/2016	2.031%	100,000	(7,023)	(3,719)	(3,304)
France Government Bond	GST	0.250%	09/20/2016	2.128%	113,500	(9,283)	(5,910)	(3,373)
France Government Bond	HUS	0.250%	09/20/2016	2.128%	75,400	(6,167)	(3,715)	(2,452)
France Government Bond	JPM	0.250%	12/20/2015	1.997%	50,000	(3,260)	(1,393)	(1,867)
France Government Bond	JPM	0.250%	03/20/2016	2.031%	50,000	(3,512)	(1,998)	(1,514)
France Government Bond	MYC	0.250%	03/20/2016	2.031%	18,100	(1,271)	(616)	(655)
France Government Bond	MYC	0.250%	06/20/2016	2.082%	90,100	(6,853)	(3,950)	(2,903)
France Government Bond	MYC	0.250%	09/20/2016	2.128%	37,100	(3,034)	(1,752)	(1,282)
France Government Bond	RYL	0.250%	12/20/2015	1.997%	83,300	(5,432)	(1,778)	(3,654)
France Government Bond	RYL	0.250%	03/20/2016	2.031%	18,900	(1,328)	(635)	(693)
France Government Bond	UAG	0.250%	09/20/2015	1.958%	15,400	(925)	(408)	(517)
France Government Bond	UAG	0.250%	03/20/2016	2.031%	202,300	(14,208)	(8,185)	(6,023)
France Government Bond	UAG	0.250%	09/20/2016	2.128%	143,900	(11,769)	(6,324)	(5,445)
France Telecom S.A.	BRC	1.000%	06/20/2016	1.323%	25,000	(335)	358	(693)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.444%	100,000	(61)	(2,105)	2,044
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.445%	25,000	473	332	141
General Electric Capital Corp.	BOA	1.000%	09/20/2013	1.821%	10,000	(136)	54	(190)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	2.047%	120,500	8,742	4,012	4,730
General Electric Capital Corp.	BOA	1.000%	12/20/2014	2.187%	25,000	(834)	(1,123)	289
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%	76,000	(3,742)	(2,477)	(1,265)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	2.368%	112,900	(5,983)	(1,444)	(4,539)
General Electric Capital Corp.	BOA	1.000%	06/20/2016	2.404%	4,900	(280)	(73)	(207)
General Electric Capital Corp.	BPS	1.000%	03/20/2012	1.444%	25,000	(15)	(498)	483
General Electric Capital Corp.	BPS	1.000%	09/20/2012	1.445%	5,000	(14)	(60)	46
General Electric Capital Corp.	BPS	4.700%	12/20/2013	1.936%	7,300	402	0	402
General Electric Capital Corp.	BPS	1.000%	12/20/2014	2.187%	34,400	(1,146)	(1,730)	584
General Electric Capital Corp.	BPS	1.000%	12/20/2015	2.342%	50,000	(2,462)	(1,903)	(559)
General Electric Capital Corp.	BPS	1.000%	03/20/2016	2.368%	25,000	(1,324)	(359)	(965)
General Electric Capital Corp.	BRC	5.000%	06/20/2012	1.445%	22,300	421	459	(38)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	1.562%	33,800	(294)	0	(294)
General Electric Capital Corp.	BRC	1.000%	12/20/2012	1.529%	20,600	(98)	(222)	124
General Electric Capital Corp.	BRC	0.910%	03/20/2013	1.612%	50,000	(408)	0	(408)
General Electric Capital Corp.	BRC	1.580%	03/20/2013	1.612%	25,000	6	0	6
General Electric Capital Corp.	BRC	1.280%	06/20/2013	1.758%	40,000	(258)	0	(258)
General Electric Capital Corp.	BRC	4.050%	12/20/2013	1.936%	25,000	1,059	0	1,059
General Electric Capital Corp.	BRC	4.800%	12/20/2013	1.936%	30,000	1,713	0	1,713
General Electric Capital Corp.	BRC	5.000%	06/20/2014	2.047%	20,000	1,451	560	891
General Electric Capital Corp.	BRC	1.000%	12/20/2014	2.187%	50,000	(1,667)	(2,557)	890
General Electric Capital Corp.	BRC	1.000%	12/20/2015	2.342%	35,000	(1,723)	(683)	(1,040)
General Electric Capital Corp.	CBK	1.000%	06/20/2013	1.721%	21,100	(212)	(523)	311
General Electric Capital Corp.	CBK	4.000%	12/20/2013	1.936%	17,300	716	0	716
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%	57,300	2,736	0	2,736
General Electric Capital Corp.	CBK	4.800%	12/20/2013	1.936%	50,000	2,855	0	2,855
General Electric Capital Corp.	CBK	4.870%	12/20/2013	1.936%	46,900	2,747	0	2,747
General Electric Capital Corp.	CBK	3.800%	03/20/2014	1.994%	30,000	1,213	0	1,213
General Electric Capital Corp.	CBK	3.820%	03/20/2014	1.994%	50,000	2,044	0	2,044
General Electric Capital Corp.	CBK	3.850%	03/20/2014	1.994%	25,900	1,076	0	1,076
General Electric Capital Corp.	CBK	3.950%	03/20/2014	1.994%	15,000	656	0	656
General Electric Capital Corp.	CBK	4.000%	03/20/2014	1.994%	50,000	2,242	0	2,242
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.124%	50,000	3,863	1,187	2,676
General Electric Capital Corp.	CBK	1.000%	12/20/2014	2.187%	25,000	(834)	(1,123)	289
General Electric Capital Corp.	CBK	1.000%	09/20/2015	2.313%	25,000	(1,135)	(876)	(259)
General Electric Capital Corp.	CBK	1.000%	03/20/2016	2.368%	25,000	(1,325)	(190)	(1,135)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.721%	55,000	2,730	1,269	1,461
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.821%	30,000	1,674	634	1,040
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.936%	24,700	1,167	0	1,167
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.936%	20,000	1,142	0	1,142
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.936%	34,100	2,014	0	2,014
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.994%	10,000	448	0	448
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.994%	25,000	1,148	0	1,148
General Electric Capital Corp.	DUB	5.000%	06/20/2014	2.047%	49,800	3,613	1,615	1,998
General Electric Capital Corp.	DUB	1.000%	09/20/2015	2.313%	110,000	(4,997)	(4,219)	(778)
General Electric Capital Corp.	DUB	1.000%	12/20/2015	2.342%	90,000	(4,432)	(3,099)	(1,333)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.368%	37,100	(1,966)	(2,466)	500
General Electric Capital Corp.	GST	1.000%	03/20/2012	1.444%	450,000	(273)	(9,525)	9,252
General Electric Capital Corp.	GST	1.280%	06/20/2013	1.758%	10,000	(64)	0	(64)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.445%	11,800	(21)	(223)	202
General Electric Capital Corp.	JPM	1.000%	03/20/2014	1.952%	10,000	(202)	(263)	61
General Electric Capital Corp.	JPM	1.000%	12/20/2014	2.187%	75,000	(2,500)	(3,867)	1,367
General Electric Capital Corp.	JPM	1.000%	09/20/2015	2.313%	15,000	(681)	(526)	(155)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	2.342%	125,000	(6,155)	(3,121)	(3,034)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	2.419%	10,000	(832)	0	(832)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	1.821%	65,000	(879)	349	(1,228)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	2.187%	50,000	(1,667)	(2,368)	701
General Electric Capital Corp.	MYC	1.000%	09/20/2015	2.313%	85,000	(3,861)	(3,104)	(757)
General Electric Capital Corp.	MYC	1.000%	12/20/2015	2.342%	10,000	(493)	(172)	(321)
General Electric Capital Corp.	MYC	1.000%	06/20/2016	2.404%	50,900	(2,914)	(255)	(2,659)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	2.489%	2,900	(201)	(246)	45
General Electric Capital Corp.	MYC	1.000%	06/20/2018	2.522%	6,700	(568)	(676)	108
General Electric Capital Corp.	UAG	1.000%	03/20/2012	1.444%	100,000	(61)	(2,045)	1,984
General Electric Capital Corp.	UAG	1.000%	12/20/2014	2.187%	65,000	(2,167)	(3,362)	1,195
Germany Government Bond	BRC	0.250%	12/20/2016	0.989%	150,000	(5,271)	(6,548)	1,277

Germany Government Bond	CBK	0.250%	06/20/2016	0.918%	50,000	(1,440)	(816)	(624)
Germany Government Bond	CBK	0.250%	09/20/2016	0.956%	50,000	(1,600)	(868)	(732)
Germany Government Bond	GST	0.250%	03/20/2016	0.876%	84,800	(2,168)	(1,287)	(881)
Germany Government Bond	GST	0.250%	09/20/2016	0.956%	50,000	(1,600)	(807)	(793)
Germany Government Bond	GST	0.250%	12/20/2016	0.989%	90,000	(3,162)	(3,964)	802
Germany Government Bond	HUS	0.250%	09/20/2016	0.956%	46,300	(1,482)	(1,359)	(123)
Germany Government Bond	HUS	0.250%	12/20/2016	0.989%	49,400	(1,736)	(2,106)	370
Germany Government Bond	MYC	0.250%	09/20/2016	0.956%	50,000	(1,600)	(1,468)	(132)
Germany Government Bond	SOG	0.250%	06/20/2016	0.918%	127,700	(3,678)	(1,042)	(2,636)
Germany Government Bond	UAG	0.250%	06/20/2016	0.918%	22,300	(642)	(187)	(455)
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2012	3.362%	200	(1)	(2)	1
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.725%	15,000	(381)	(435)	54
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.785%	50,000	(1,462)	(660)	(802)
Indonesia Government International Bond	BPS	1.000%	09/20/2015	1.725%	35,000	(889)	(951)	62
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.838%	10,000	(330)	(149)	(181)
Indonesia Government International Bond	BRC	1.000%	09/20/2015	1.725%	45,000	(1,143)	(1,437)	294
Indonesia Government International Bond	BRC	1.000%	12/20/2015	1.785%	60,000	(1,754)	(891)	(863)
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.838%	10,000	(330)	(149)	(181)
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.447%	10,000	(1,099)	(671)	(428)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.725%	12,100	(307)	(274)	(33)
Indonesia Government International Bond	CBK	1.000%	12/20/2015	1.785%	15,000	(439)	(218)	(221)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.922%	5,000	(192)	(95)	(97)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.725%	25,000	(635)	(619)	(16)
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.785%	15,000	(439)	(211)	(228)
Indonesia Government International Bond	FBF	1.000%	09/20/2015	1.725%	10,000	(254)	(218)	(36)
Indonesia Government International Bond	FBF	1.000%	12/20/2015	1.785%	20,000	(585)	(318)	(267)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.838%	21,900	(723)	(496)	(227)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.447%	25,000	(2,748)	(1,641)	(1,107)
Indonesia Government International Bond	GST	1.000%	09/20/2015	1.725%	10,000	(254)	(333)	79
Indonesia Government International Bond	HUS	1.000%	09/20/2015	1.725%	25,000	(636)	(792)	156
Indonesia Government International Bond	HUS	1.000%	03/20/2016	1.838%	25,000	(825)	(566)	(259)
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.997%	2,000	(87)	(39)	(48)
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.725%	35,000	(890)	(814)	(76)
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.785%	8,700	(254)	(138)	(116)
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.838%	10,000	(330)	(178)	(152)
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.922%	12,500	(479)	(232)	(247)
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.997%	5,000	(218)	(79)	(139)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.447%	30,000	(3,298)	(2,045)	(1,253)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.725%	25,000	(635)	(623)	(12)
Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.785%	30,000	(877)	(449)	(428)
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.838%	20,000	(661)	(342)	(319)
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.447%	10,000	(1,099)	(649)	(450)
Indonesia Government International Bond	RYL	1.080%	03/20/2012	0.943%	24,270	18	0	18
Indonesia Government International Bond	RYL	1.000%	09/20/2015	1.725%	65,000	(1,652)	(1,465)	(187)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.838%	46,900	(1,549)	(1,041)	(508)
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.997%	28,700	(1,250)	(506)	(744)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.997%	13,600	(593)	(215)	(378)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.447%	5,000	(550)	(366)	(184)
International Lease Finance Corp.	BOA	5.000%	06/20/2016	6.724%	1,100	(62)	(69)	7
International Lease Finance Corp.	CBK	5.000%	06/20/2016	6.724%	14,900	(838)	(931)	93
International Lease Finance Corp.	DUB	5.000%	06/20/2016	6.724%	22,500	(1,266)	(1,294)	28
Japan Government International Bond	BOA	1.000%	03/20/2015	1.080%	69,600	(148)	507	(655)
Japan Government International Bond	BOA	1.000%	06/20/2015	1.133%	46,700	(193)	443	(636)
Japan Government International Bond	BOA	1.000%	09/20/2015	1.180%	125,000	(763)	2,043	(2,806)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%	56,000	(450)	969	(1,419)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	62,100	(618)	892	(1,510)
Japan Government International Bond	BOA	1.000%	06/20/2016	1.307%	53,300	(680)	583	(1,263)
Japan Government International Bond	BOA	1.000%	09/20/2016	1.353%	25,000	(388)	(85)	(303)
Japan Government International Bond	BOA	1.000%	12/20/2016	1.395%	30,000	(547)	(580)	33
Japan Government International Bond	BPS	1.000%	03/20/2016	1.254%	9,900	(99)	72	(171)
Japan Government International Bond	BPS	1.000%	06/20/2016	1.307%	25,000	(319)	261	(580)
Japan Government International Bond	BRC	1.000%	03/20/2015	1.080%	22,000	(47)	210	(257)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.254%	16,000	(159)	196	(355)
Japan Government International Bond	DUB	1.000%	03/20/2015	1.080%	2,300	(5)	18	(23)
Japan Government International Bond	DUB	1.000%	06/20/2015	1.133%	20,000	(83)	177	(260)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.219%	41,700	(335)	786	(1,121)
Japan Government International Bond	GST	1.000%	03/20/2015	1.080%	180,500	(384)	1,549	(1,933)
Japan Government International Bond	GST	1.000%	06/20/2015	1.133%	44,900	(71)	53	(124)
Japan Government International Bond	GST	1.000%	09/20/2015	1.180%	50,000	(305)	806	(1,111)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	101,200	(813)	1,876	(2,689)
Japan Government International Bond	GST	1.000%	03/20/2016	1.254%	50,000	(497)	391	(888)
Japan Government International Bond	GST	1.000%	06/20/2016	1.307%	75,000	(957)	486	(1,443)
Japan Government International Bond	GST	1.000%	09/20/2016	1.353%	74,100	(1,152)	(436)	(716)
Japan Government International Bond	GST	1.000%	12/20/2016	1.395%	25,000	(457)	(474)	17
Japan Government International Bond	JPM	1.000%	09/20/2015	1.180%	75,000	(458)	1,220	(1,678)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	53,800	(535)	446	(981)
Japan Government International Bond	MYC	1.000%	06/20/2015	1.133%	25,000	(103)	82	(185)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.219%	25,000	(201)	452	(653)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%	25,000	(248)	178	(426)
Japan Government International Bond	MYC	1.000%	06/20/2016	1.307%	177,000	(2,259)	707	(2,966)
Japan Government International Bond	MYC	1.000%	09/20/2016	1.353%	35,000	(544)	(333)	(211)
Japan Government International Bond	MYC	1.000%	12/20/2016	1.395%	73,200	(1,336)	(1,462)	126
Japan Government International Bond	RYL	1.000%	06/20/2015	1.133%	30,100	(124)	246	(370)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.219%	50,000	(401)	930	(1,331)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.254%	35,000	(260)	342	(602)
Japan Government International Bond	RYL	1.000%	06/20/2016	1.307%	25,000	(319)	168	(487)

Japan Government International Bond	RYL	1.000%	09/20/2016	1.353%	25,000	(388)	(97)	(291)
Japan Government International Bond	RYL	1.000%	12/20/2016	1.395%	25,000	(457)	(480)	23
Japan Government International Bond	UAG	1.000%	06/20/2015	1.133%	35,000	(119)	463	(582)
Japan Government International Bond	UAG	1.000%	12/20/2016	1.395%	25,000	(457)	(474)	17
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%	15,000	(1,095)	(433)	(662)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%	14,300	(1,044)	(433)	(611)
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	2.780%	25,000	(1,548)	(951)	(597)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%	14,300	(1,044)	(419)	(625)
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	2.780%	25,000	(1,548)	(985)	(563)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2016	2.874%	10,000	(730)	(279)	(451)
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	2.780%	25,000	(1,548)	(985)	(563)
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	2.231%	25,000	(1,703)	(978)	(725)
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	2.231%	2,100	(143)	(82)	(61)
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.571%	20,500	(639)	(12)	(627)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.571%	20,000	(624)	(12)	(612)
Lincoln National Corp.	CBK	1.000%	03/20/2016	3.218%	12,700	(1,070)	(417)	(653)
MBIA, Inc.	BOA	5.000%	03/20/2012	18.052%	15,000	(396)	(600)	204
MBIA, Inc.	CBK	5.000%	03/20/2012	18.052%	79,800	(2,108)	(3,547)	1,439
MBIA, Inc.	GST	5.000%	03/20/2012	18.052%	10,000	(264)	(550)	286
MBIA, Inc.	UAG	5.000%	03/20/2012	18.052%	7,800	(206)	(332)	126
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	4.898%	7,400	(202)	(236)	34
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	4.586%	40,700	(5,186)	(866)	(4,320)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	4.898%	3,700	(102)	(173)	71
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	4.897%	8,100	(145)	(210)	65
MetLife, Inc.	BOA	1.000%	09/20/2013	2.347%	26,500	(591)	(1,434)	843
MetLife, Inc.	BOA	1.000%	09/20/2015	3.006%	25,000	(1,709)	(1,584)	(125)
MetLife, Inc.	BOA	1.000%	03/20/2016	3.107%	46,200	(3,701)	(707)	(2,994)
MetLife, Inc.	BOA	1.000%	06/20/2016	3.150%	25,000	(2,147)	(414)	(1,733)
MetLife, Inc.	BOA	1.000%	09/20/2020	3.394%	10,000	(1,596)	(1,146)	(450)
MetLife, Inc.	CBK	1.000%	06/20/2016	3.150%	20,000	(1,718)	(475)	(1,243)
MetLife, Inc.	DUB	5.000%	06/20/2012	1.813%	120,000	2,053	4,471	(2,418)
MetLife, Inc.	DUB	1.000%	03/20/2016	3.107%	17,000	(1,362)	(404)	(958)
MetLife, Inc.	FBF	1.000%	09/20/2013	2.347%	20,000	(446)	(919)	473
MetLife, Inc.	GST	1.000%	03/20/2015	2.873%	25,000	(1,401)	(1,561)	160
MetLife, Inc.	GST	1.000%	12/20/2015	3.060%	27,000	(2,007)	(1,638)	(369)
MetLife, Inc.	GST	1.000%	03/20/2016	3.107%	25,000	(2,002)	(622)	(1,380)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%	25,000	(1,709)	(1,694)	(15)
MetLife, Inc.	JPM	1.000%	12/20/2015	3.060%	23,000	(1,709)	(1,415)	(294)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.107%	15,000	(1,201)	(463)	(738)
MetLife, Inc.	SOG	1.000%	09/20/2013	2.347%	21,400	(477)	(1,004)	527
MetLife, Inc.	UAG	1.000%	09/20/2013	2.347%	10,000	(223)	(490)	267
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.281%	19,800	(193)	(280)	87
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.773%	11,000	(674)	(476)	(198)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%	42,400	(215)	(916)	701
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%	61,000	(596)	(635)	39
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.324%	50,000	(604)	(124)	(480)
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.362%	50,000	(717)	(414)	(303)
Mexico Government International Bond	BRC	1.000%	12/20/2016	1.492%	23,500	(539)	(830)	291
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.791%	25,000	(1,634)	(1,986)	352
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.281%	91,800	(897)	(808)	(89)
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.362%	240,400	(3,447)	(2,214)	(1,233)
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.410%	50,000	(863)	(48)	(815)
Mexico Government International Bond	CBK	1.000%	09/20/2016	1.454%	25,000	(502)	(707)	205
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.492%	25,000	(573)	(871)	298
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.773%	22,700	(1,390)	(964)	(426)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.281%	9,400	(92)	(118)	26
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.324%	50,000	(604)	(456)	(148)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.362%	150,000	(2,151)	(1,182)	(969)
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.492%	25,000	(573)	(871)	298
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.773%	50,000	(3,063)	(1,774)	(1,289)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.281%	25,000	(244)	(217)	(27)
Mexico Government International Bond	GST	1.000%	09/20/2016	1.454%	54,400	(1,094)	(485)	(609)
Mexico Government International Bond	HUS	1.000%	03/20/2015	1.173%	22,300	(112)	(471)	359
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.324%	50,000	(604)	(480)	(124)
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%	10,000	(144)	(44)	(100)
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.773%	25,000	(1,531)	(1,148)	(383)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.364%	6,950	(107)	0	(107)
Mexico Government International Bond	JPM	1.000%	09/20/2016	1.454%	10,000	(201)	(46)	(155)
Mexico Government International Bond	JPM	1.000%	12/20/2016	1.492%	25,000	(573)	(889)	316
Mexico Government International Bond	MYC	1.000%	12/20/2015	1.324%	25,000	(301)	(356)	55
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.454%	63,900	(1,286)	(506)	(780)
Mexico Government International Bond	RYL	1.000%	03/20/2015	1.173%	25,000	(127)	(529)	402
Mexico Government International Bond	RYL	1.000%	09/20/2016	1.454%	5,000	(100)	(139)	39
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.281%	19,100	(187)	(270)	83
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.454%	17,900	(361)	(79)	(282)
Morgan Stanley	BPS	1.000%	03/20/2012	4.705%	18,000	(142)	84	(226)
Morgan Stanley	BRC	1.000%	09/20/2012	4.707%	12,400	(322)	(227)	(95)
Morgan Stanley	BRC	1.000%	03/20/2016	4.249%	15,000	(1,752)	(323)	(1,429)
Morgan Stanley	CBK	1.000%	09/20/2012	4.707%	4,100	(107)	(60)	(47)
Morgan Stanley	DUB	1.000%	03/20/2013	4.685%	7,500	(321)	(333)	12
Morgan Stanley	DUB	1.000%	03/20/2016	4.249%	35,000	(4,087)	(753)	(3,334)
Morgan Stanley	JPM	1.000%	09/20/2012	4.707%	27,100	(705)	(597)	(108)
Morgan Stanley	UAG	1.000%	09/20/2012	4.707%	6,900	(180)	(115)	(65)
Nordstrom, Inc.	BOA	1.000%	06/20/2018	1.303%	23,000	(408)	(316)	(92)
Nordstrom, Inc.	BPS	1.000%	06/20/2018	1.303%	20,000	(355)	(275)	(80)
Nucor Corp.	BPS	1.000%	06/20/2018	1.360%	13,000	(274)	25	(299)

Panama Government International Bond	DUB	1.170%	04/20/2017	1.503%		14,000	(199)	0	(199)
Panama Government International Bond	HUS	0.760%	01/20/2012	0.550%		4,600	17	0	17
Panama Government International Bond	JPM	0.730%	01/20/2012	0.550%		12,600	44	0	44
Panama Government International Bond	MYC	0.750%	01/20/2012	0.550%		44,400	160	0	160
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.052%		23,000	(3)	(127)	124
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.583%		6,600	(145)	(140)	(5)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.195%		10,000	879	(179)	1,058
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.512%		25,000	(1,460)	(284)	(1,176)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	2.734%		15,000	(1,393)	(424)	(969)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	2.195%		5,000	376	(90)	466
Prudential Financial, Inc.	GST	2.250%	03/20/2013	1.784%		10,000	65	0	65
Prudential Financial, Inc.	GST	1.000%	03/20/2016	2.512%		20,000	(1,168)	(382)	(786)
Prudential Financial, Inc.	GST	1.000%	12/20/2017	2.719%		10,000	(891)	(950)	59
Prudential Financial, Inc.	GST	1.000%	03/20/2018	2.734%		15,000	(1,393)	(482)	(911)
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.135%		3,000	(15)	(20)	5
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.135%		11,000	(56)	(5)	(51)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		6,000	(31)	(34)	3
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		12,000	(61)	(21)	(40)
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.135%		6,000	(31)	(6)	(25)
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	4.859%		238,000	(32,436)	(8,918)	(23,518)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.859%		89,600	(12,211)	(3,487)	(8,724)
Republic of Italy Government Bond	CBK	1.000%	03/20/2016	4.859%		100,000	(13,629)	(4,052)	(9,577)
Republic of Italy Government Bond	GST	1.000%	06/20/2015	4.919%		17,000	(1,998)	(247)	(1,751)
Republic of Italy Government Bond	GST	1.000%	12/20/2015	4.876%		50,000	(6,510)	(1,682)	(4,828)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%		172,100	(23,455)	(6,204)	(17,251)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%		128,200	(18,253)	(2,833)	(15,420)
Republic of Italy Government Bond	HUS	1.000%	06/20/2015	4.919%		25,000	(2,938)	(444)	(2,494)
Republic of Italy Government Bond	JPM	1.000%	03/20/2016	4.859%		8,000	(1,090)	(271)	(819)
Republic of Italy Government Bond	MYC	1.000%	06/20/2015	4.919%		18,000	(2,115)	(253)	(1,862)
Republic of Italy Government Bond	MYC	1.000%	03/20/2016	4.859%		16,000	(2,180)	(552)	(1,628)
Republic of Italy Government Bond	RYL	1.000%	06/20/2015	4.919%		10,000	(1,176)	(178)	(998)
Republic of Italy Government Bond	RYL	1.000%	03/20/2016	4.859%		37,000	(5,043)	(1,262)	(3,781)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	4.919%		25,000	(2,938)	(467)	(2,471)
Republic of Italy Government Bond	SOG	1.000%	03/20/2016	4.859%		50,000	(6,814)	(1,846)	(4,968)
Republic of Italy Government Bond	UAG	1.000%	12/20/2015	4.876%		50,000	(6,510)	(1,676)	(4,834)
Russia Government International Bond	GST	1.000%	03/20/2016	2.616%		25,000	(1,581)	(619)	(962)
Russia Government International Bond	HUS	1.000%	09/20/2016	2.710%		25,000	(1,849)	(1,309)	(540)
Russia Government International Bond	HUS	1.000%	12/20/2016	2.749%		100,000	(7,914)	(6,111)	(1,803)
Russia Government International Bond	MYC	1.000%	09/20/2016	2.710%		25,000	(1,850)	(1,321)	(529)
SLM Corp.	BOA	5.000%	03/20/2016	6.047%		5,000	(172)	17	(189)
SLM Corp.	GST	5.000%	03/20/2016	6.047%		200	(7)	1	(8)
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.795%		25,000	(746)	(184)	(562)
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.795%		25,000	(746)	(184)	(562)
South Korea Government Bond	DUB	1.000%	09/20/2016	1.543%		10,000	(238)	(211)	(27)
South Korea Government Bond	DUB	1.000%	12/20/2016	1.578%		25,000	(665)	(705)	40
South Korea Government Bond	GST	1.000%	09/20/2016	1.543%		10,000	(238)	(211)	(27)
South Korea Government Bond	GST	1.000%	12/20/2016	1.578%		25,000	(665)	(693)	28
South Korea Government Bond	HUS	1.000%	09/20/2016	1.543%		31,000	(738)	(68)	(670)
South Korea Government Bond	JPM	1.000%	12/20/2016	1.578%		35,000	(930)	(978)	48
South Korea Government Bond	MYC	1.000%	09/20/2016	1.543%		25,000	(594)	(243)	(351)
South Korea Government Bond	MYC	1.000%	12/20/2016	1.578%		15,000	(399)	(416)	17
South Korea Government Bond	UAG	1.000%	09/20/2016	1.543%		20,000	(476)	(426)	(50)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%		32,500	(3,270)	(2,133)	(1,137)
Spain Government Bond	CBK	1.000%	03/20/2016	3.724%		50,000	(5,030)	(3,405)	(1,625)
Spain Government Bond	DUB	1.000%	03/20/2016	3.724%		27,900	(2,807)	(1,719)	(1,088)
Spain Government Bond	DUB	1.000%	06/20/2016	3.736%		1,900	(202)	(119)	(83)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		116,800	(11,750)	(7,705)	(4,045)
Spain Government Bond	UAG	1.000%	03/20/2016	3.724%		16,000	(1,610)	(986)	(624)
Swedbank AB	BPS	5.000%	09/20/2014	3.393%	EUR	25,000	1,394	4,065	(2,671)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	1,605,400	(1,150)	(2,341)	1,191
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		2,663,100	(2,842)	(6,651)	3,809
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	10.753%		282,000	(467)	(699)	232
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	10.820%		571,000	(1,088)	(1,233)	145
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%		117,000	(56)	(240)	184
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.214%	EUR	25,000	11	(190)	201
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.371%		45,000	(218)	(219)	1
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.480%		25,000	(335)	(495)	160
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.371%		104,000	(504)	(1,467)	963
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.214%		7,000	3	(47)	50
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.371%		25,000	(122)	(344)	222
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.393%		50,000	(308)	(526)	218
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.411%		50,000	(373)	(689)	316
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.461%		50,000	(585)	(951)	366
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.480%		50,000	(669)	(931)	262
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.441%		173,500	(1,735)	(2,143)	408
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.441%		100,000	(1,000)	(1,239)	239
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.480%		50,000	(670)	(1,084)	414
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.441%		62,000	(620)	(752)	132
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.461%		25,000	(293)	(429)	136
U.S. Treasury Notes	SOG	0.250%	06/20/2012	0.214%		100,000	35	(267)	302
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.393%		25,000	(154)	(221)	67
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.411%		50,000	(373)	(689)	316
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.461%		100,000	(1,171)	(1,076)	(95)
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.480%		50,000	(669)	(1,095)	426
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.441%		35,500	(355)	(408)	53
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.461%		125,000	(1,464)	(2,169)	705

U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.480%	75,000	(1,005)	(1,425)	420
UBS AG	BPS	0.760%	03/20/2013	1.196%	$30	0	0	0
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%	25,000	262	178	84
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.828%	94,500	703	1,202	(499)
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.872%	66,000	391	819	(428)
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.911%	30,000	133	369	(236)
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.648%	100,000	1,156	569	587
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.872%	50,000	296	1,134	(838)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.703%	72,200	759	559	200
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.828%	99,200	738	1,307	(569)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.872%	63,700	378	791	(413)
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.911%	50,000	222	410	(188)
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.648%	67,500	781	214	567
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%	175,000	1,839	1,560	279
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%	67,500	502	908	(406)
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.872%	38,100	226	659	(433)
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.911%	46,300	205	379	(174)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%	50,000	525	538	(13)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.792%	50,000	423	1,164	(741)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.828%	20,500	153	396	(243)
United Kingdom Gilt	GST	1.000%	03/20/2015	0.648%	37,200	430	133	297
United Kingdom Gilt	GST	1.000%	06/20/2015	0.703%	25,000	262	172	90
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%	155,000	1,309	2,041	(732)
United Kingdom Gilt	GST	1.000%	03/20/2016	0.828%	419,100	3,117	7,141	(4,024)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.946%	90,000	269	180	89
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%	33,700	389	273	116
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%	75,000	788	526	262
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.792%	47,000	397	1,090	(693)
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.648%	30,000	(376)	(339)	(37)
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.648%	200,000	2,312	1,757	555
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.703%	50,000	525	333	192
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%	23,100	137	400	(263)
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.946%	47,500	141	47	94
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.648%	147,800	1,709	600	1,109
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.703%	50,000	526	527	(1)
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.872%	127,200	754	2,201	(1,447)
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.703%	100,000	1,051	1,202	(151)
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.792%	37,300	315	858	(543)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%	45,800	271	792	(521)
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.911%	100,000	444	489	(45)
UnitedHealth Group, Inc.	BOA	1.000%	03/20/2018	1.244%	50,000	(690)	(379)	(311)
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.230%	14,205	167	105	62
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.230%	10,900	129	97	32
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.230%	15,000	177	75	102
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.829%	15,000	99	131	(32)
Vodafone Group PLC	GST	1.000%	09/20/2015	0.829%	40,000	265	257	8
Wells Fargo & Co.	FBF	1.000%	09/20/2013	1.035%	1,500	0	(4)	4
Wells Fargo & Co.	JPM	1.000%	03/20/2012	0.816%	15,800	13	33	(20)
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.896%	20,000	29	12	17

						$(645,464)	$(340,448)	$(305,016)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-17 5-Year Index	BPS	(1.000%	)	12/20/2016	$123,970	$802	$1,448	$(646)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$75,200	$4,868	$8,835	$(3,967)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	124,900	8,086	14,192	(6,106)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	1,573	2,892	(1,319)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	1,619	2,900	(1,281)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	1,619	2,838	(1,219)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	1,619	2,963	(1,344)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	3,237	4,975	(1,738)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	711,200	52,054	88,665	(36,611)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015	20,000	1,464	2,290	(826)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	38,536	66,005	(27,469)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	2,371	4,200	(1,829)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	3,711	6,337	(2,626)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	997,200	72,988	124,084	(51,096)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	4,985	7,866	(2,881)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	11,213	16,939	(5,726)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	185,600	14,900	24,908	(10,008)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	316,600	25,417	39,870	(14,453)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	122,800	9,858	15,193	(5,335)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	394,800	31,694	50,837	(19,143)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	170,800	13,712	22,253	(8,541)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	61,400	4,929	8,330	(3,401)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	156,600	12,572	20,076	(7,504)

CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	201,900	16,208	27,885	(11,677)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	163,300	13,956	19,057	(5,101)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016	164,500	14,059	22,833	(8,774)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	133,600	11,418	17,955	(6,537)
CDX.EM-15 5-Year Index	HUS	5.000%	06/20/2016	43,700	3,735	6,048	(2,313)
CDX.EM-15 5-Year Index	JPM	5.000%	06/20/2016	18,600	1,589	2,455	(866)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	98,630	136	0	136
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012	124,142	197	0	197
CDX.HY-8 5-Year Index 35-100%	CBK	0.410%	06/20/2012	94,837	157	0	157
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	494	0	494
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	355	0	355
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012	30,000	247	0	247
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012	33,800	317	0	317
CDX.IG-9 5-Year Index 15-30%	MYC	0.960%	12/20/2012	102,700	987	0	987
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,144	0	1,144
CDX.IG-9 5-Year Index 30-100%	DUB	0.690%	12/20/2012	96,450	685	0	685
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	103,973	746	0	746
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,585	200	0	200
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	1,289	0	1,289
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	1,921	0	1,921
CDX.IG-9 5-Year Index 30-100%	GST	0.690%	12/20/2012	14,082	100	0	100
CDX.IG-9 5-Year Index 30-100%	GST	0.700%	12/20/2012	21,894	158	0	158
CDX.IG-9 5-Year Index 30-100%	MYC	0.710%	12/20/2012	385,800	2,802	0	2,802
CDX.IG-9 5-Year Index 30-100%	MYC	0.770%	12/20/2012	183,255	1,443	0	1,443
CDX.IG-9 10-Year Index 30-100%	GST	0.500%	12/20/2017	241,125	2,624	0	2,624
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	62,017	815	0	815
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,595	0	1,595
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	130,979	1,759	0	1,759
CDX.IG-10 5-Year Index 30-100%	BOA	0.460%	06/20/2013	241,125	1,630	0	1,630
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,030	0	1,030
CDX.IG-10 5-Year Index 30-100%	GST	0.460%	06/20/2013	163,579	1,108	0	1,108
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	100,000	(2,348)	(4,866)	2,518
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	(834)	(1,092)	258
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(742)	(980)	238
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	25,000	(743)	(972)	229
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	(651)	(866)	215
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	25,000	(1,780)	(1,424)	(356)
MCDX-15 10-Year Index	GST	1.000%	12/20/2020	25,000	(1,780)	(1,424)	(356)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(907)	(214)	(693)

					$398,144	$621,843	$(223,699)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	$257,825	AUD	250,000	$5,587	$(9,237)	$14,824
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF	51,565		50,000	1,118	(1,847)	2,965

							$6,705	$(11,084)	$17,789

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	FBF		$7,000,000	$23,386	$(4,800)	$28,186
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		10,464,100	34,959	(9,633)	44,592
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	RYL		2,000,000	6,681	(3,007)	9,688
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		679,000	2,954	(2,899)	5,853
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BOA		4,000,000	57,772	(320)	58,092
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		6,360,500	91,865	9,450	82,415
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	CBK		1,000,000	14,443	1,200	13,243
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	DUB		1,000,000	14,443	469	13,974
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	GLM		3,000,000	43,329	1,850	41,479
Pay	1-Year BRL-CDI	10.570%	01/02/2012	UAG	BRL	78,100	(649)	(1,417)	768
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		13,800	55	0	55
Pay	1-Year BRL-CDI	10.830%	01/02/2012	BRC		25,600	186	36	150
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM		78,100	552	109	443
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		81,600	910	353	557
Pay	1-Year BRL-CDI	11.360%	01/02/2012	BOA		66,100	653	134	519
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UAG		8,800	46	(2)	48
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		43,700	453	212	241
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RYL		78,400	635	147	488
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		50,000	375	0	375
Pay	1-Year BRL-CDI	14.760%	01/02/2012	BOA		1,800	109	15	94
Pay	1-Year BRL-CDI	14.760%	01/02/2012	HUS		8,300	504	55	449
Pay	1-Year BRL-CDI	10.410%	01/02/2013	FBF		180,000	199	0	199
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		1,195,000	744	(1,120)	1,864
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		1,574,100	1,142	(632)	1,774
Pay	1-Year BRL-CDI	10.600%	01/02/2013	UAG		321,100	547	0	547
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		444,600	3,065	(850)	3,915
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		313,200	2,684	0	2,684
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		491,200	8,034	37	7,997
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		265,200	4,060	(193)	4,253
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		896,000	15,061	267	14,794
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		450,900	7,579	810	6,769
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		3,305,900	53,401	3,310	50,091
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		453,900	7,335	954	6,381
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		548,000	9,324	(788)	10,112
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		650,700	8,312	363	7,949
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		404,300	5,094	189	4,905
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		43,600	773	68	705
Pay	1-Year BRL-CDI	12.070%	01/02/2013	BOA		221,000	2,407	(558)	2,965
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	5,124	625	4,499
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		403,000	7,721	356	7,365
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	14,576	1,426	13,150
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	17,278	658	16,620
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		877,000	19,345	897	18,448
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,632,400	36,504	4,177	32,327
Pay	1-Year BRL-CDI	12.420%	01/02/2013	BPS		306,000	3,698	1,418	2,280
Pay	1-Year BRL-CDI	12.450%	01/02/2013	BRC		116,200	1,451	57	1,394
Pay	1-Year BRL-CDI	12.460%	01/02/2013	HUS		500,000	6,281	(15)	6,296
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		3,044,800	60,930	7,519	53,411
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,986,200	25,459	2,914	22,545
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		264,500	5,707	1,335	4,372
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		536,400	11,409	1,825	9,584
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		1,000	0	0	0
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		981,200	483	(2,539)	3,022
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,339,700	2,329	(5,121)	7,450
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,030,200	2,893	(560)	3,453
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		156,300	529	103	426
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		164,000	617	0	617
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		346,800	1,623	421	1,202
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		674,100	6,794	(149)	6,943
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		881,500	9,413	(253)	9,666
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		127,400	1,468	31	1,437
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		277,800	4,517	(31)	4,548
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		444,900	9,063	1,893	7,170
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		227,500	5,155	0	5,155
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	6,279	(60)	6,339
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		442,800	11,185	424	10,761
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		583,600	17,118	2,018	15,100
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		973,700	28,978	2,096	26,882
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		316,600	5,890	(228)	6,118
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,514,500	47,540	5,080	42,460
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HUS		$531,900	(184,011)	14,445	(198,456)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	69,800	(234)	(69)	(165)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		106,600	(356)	(58)	(298)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	CBK		296,000	8,967	2,965	6,002
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	DUB		242,400	7,344	1,904	5,440
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	RYL		49,000	1,485	393	1,092
Pay	6-Month AUD Bank Bill	5.250%	06/15/2022	GLM		100,000	5,010	1,486	3,524
Pay	6-Month EUR-EURIBOR	2.000%	12/18/2014	BRC	EUR	1,100,000	6,826	(430)	7,256

Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	BRC		101,600	4,194	(1,706)	5,900
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		875,300	67,446	9,410	58,036
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC		1,381,100	187,856	43,385	144,471
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	BRC		37,400	338	7	331
Receive	6-Month GBP-LIBOR	2.500%	03/21/2022	DUB	GBP	100,000	(2,306)	(1,087)	(1,219)
Receive	6-Month GBP-LIBOR	2.500%	03/21/2022	GLM		100,000	(2,306)	(1,095)	(1,211)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC		152,800	14,378	2,722	11,656
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		1,218,200	114,628	14,008	100,620
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		157,000	14,774	1,827	12,947
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	BRC		200,000	25,923	6,263	19,660
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	UAG		35,000	4,536	1,010	3,526
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	BOA		250,000	3,830	(11,210)	15,040
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	BRC		500,000	7,658	(11,750)	19,408
Pay	6-Month GBP-LIBOR	3.350%	06/20/2042	HUS		67,900	6,508	1,283	5,225
Pay	6-Month GBP-LIBOR	3.500%	06/20/2042	HUS		100,000	14,353	3,436	10,917
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	(977)	832	(1,809)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		3,248,200	(1,843)	530	(2,373)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		2,098,700	(1,191)	852	(2,043)
Pay	28-Day MXN TIIE	6.350%	06/02/2021	MYC		770,500	(1,485)	179	(1,664)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		800,000	(298)	555	(853)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		400,000	(149)	298	(447)

							$1,101,677	$100,511	$1,001,166

(o)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$3,435,700	$13,558	$18,728

(p)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	33,197	$26,449	$(2,636)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$3,725,700	$18,442	$(2,992)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	7,724,000	27,069	(24,922)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	7,246,000	9,310	(26,650)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	17,652,600	82,913	(23,955)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	3,745,900	21,371	(5,060)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014	10,000,000	59,890	(42,924)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	9,642,000	11,134	(33,478)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	6,871,400	13,743	(368)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	4,179,200	15,776	(2,293)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,727,900	22,858	(1,084)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	4,628,000	10,834	(26,945)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	270,100	1,840	(107)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,370,400	6,167	(4,833)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	2,627,000	18,541	(14,777)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.740%	08/09/2012	1,000,000	3,675	(3,750)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,454,400	14,563	(975)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	4,880,000	17,774	(26,222)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	3,258,000	11,454	(17,506)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,211,300	7,488	(481)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	9,529,900	26,452	(33,608)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	1,000,000	4,470	(5,373)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	11,224,600	88,302	(4,460)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	4,628,000	35,685	(26,033)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,564,800	36,619	(116)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,414,800	12,651	(46)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,883,600	31,346	(94)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	1,572,700	16,326	(97)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,986,800	21,576	(64)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	7,158,100	51,376	(35,957)
Put - OTC 3-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	41,200	261	(1)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	4,628,000	24,128	(22,722)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,774,400	38,574	(122)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,034,000	19,933	(126)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,683,300	48,236	(184)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,075,700	12,908	(7,044)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,915,300	47,353	(302)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	732,600	12,637	(4,797)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	5,316,600	73,168	(34,814)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	3,258,000	53,122	(21,334)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,669,000	26,101	(10,929)

Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	(106)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		4,586,500	63,850	(30,033)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(5,062)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(998)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(4,049)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(7,101)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(13)

								$1,213,099	$(514,907)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(6,721)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(16,581)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(2,034)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(2,843)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(2,320)

						$67,873	$(30,499)

(q)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,243	$62,147	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2012 - 11/29/2010	104,917	106,562	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	2,825	2,809	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	170	135	0.00%
Goldman Sachs Group, Inc.	1.964%	08/12/2015	12/01/2009	70,502	57,680	0.02%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	3,740	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	79	96	0.00%
Royal Bank of Scotland Group PLC	2.001%	03/30/2015	01/06/2011 - 07/05/2011	30,971	25,793	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,156	9,505	0.00%
Santander UK PLC	1.774%	08/28/2017	03/31/2011	87,998	72,613	0.03%

				$365,008	$341,080	0.13%

(r)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	01/01/2042	$1,885,450	$1,914,232	$(1,939,657)
Fannie Mae	5.500%	01/01/2042	800,000	865,250	(871,250)
Freddie Mac	5.500%	01/01/2042	31,000	33,365	(33,640)
Ginnie Mae	6.000%	01/01/2042	2,400	2,686	(2,717)
U.S. Treasury Inflation Protected Securities	0.125%	04/15/2016	91,988	$100,141	$(99,956)
U.S. Treasury Inflation Protected Securities	2.125%	02/15/2041	87,851	117,378	(119,463)

				$3,033,052	$(3,066,683)

(7)	Market value includes $794 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	25,500	01/2012	FBL	$0	$(395)	$(395)
Sell		16,200	01/2012	HUS	0	(256)	(256)
Buy		149,470	02/2012	BRC	0	(242)	(242)
Sell		161,831	02/2012	BRC	0	(2,177)	(2,177)
Sell		150,167	02/2012	CBK	133	(2,000)	(1,867)
Buy		296,952	02/2012	UAG	637	0	637
Sell		974,061	02/2012	WST	0	(34,133)	(34,133)
Buy	BRL	418,712	01/2012	CBK	1,263	0	1,263
Sell		418,712	01/2012	CBK	2,464	0	2,464
Buy		3,706,365	01/2012	HUS	11,176	0	11,176
Sell		3,706,365	01/2012	HUS	81,454	0	81,454
Buy		7,095,642	01/2012	JPM	6,136	0	6,136
Sell		6,768,021	01/2012	JPM	9,725	(19,420)	(9,695)
Buy		1,986,019	01/2012	MSC	5,989	0	5,989
Sell		1,986,019	01/2012	MSC	52,312	0	52,312

Buy		1,683	01/2012	UAG	5	0	5
Sell		1,683	01/2012	UAG	0	(1)	(1)
Sell		6,440,400	03/2012	JPM	0	(2,158)	(2,158)
Buy	CAD	58,927	02/2012	BRC	4	(223)	(219)
Sell		1,588,518	02/2012	BRC	155	(9,020)	(8,865)
Sell		476,034	02/2012	CBK	56	(4,827)	(4,771)
Buy		53,711	02/2012	DUB	645	0	645
Sell		1,528,634	02/2012	DUB	0	(3,498)	(3,498)
Sell		119,634	02/2012	GST	29	(747)	(718)
Buy		5,444	02/2012	JPM	88	0	88
Sell		1,012,390	02/2012	JPM	820	(5,695)	(4,875)
Sell		236,185	02/2012	MSC	0	(2,064)	(2,064)
Sell		3,292,988	02/2012	RBC	980	(13,519)	(12,539)
Sell		1,646,313	02/2012	UAG	0	(10,623)	(10,623)
Sell	CHF	117,075	03/2012	BRC	1,616	0	1,616
Sell		6,749	03/2012	HUS	95	0	95
Buy	CNY	55,863	02/2012	BRC	81	0	81
Buy		359,078	02/2012	CBK	990	0	990
Buy		1,052,508	02/2012	HUS	2,371	0	2,371
Sell		254,481	02/2012	HUS	0	(371)	(371)
Buy		508,661	02/2012	JPM	957	0	957
Sell		444,383	02/2012	JPM	0	(647)	(647)
Buy		200,000	02/2012	SOG	611	0	611
Buy		1,205,010	06/2012	BRC	1,381	0	1,381
Sell		328,602	06/2012	BRC	0	(344)	(344)
Buy		1,661,984	06/2012	CBK	943	(343)	600
Buy		1,316,681	06/2012	DUB	112	(953)	(841)
Sell		240,151	06/2012	FBL	0	(142)	(142)
Buy		853,754	06/2012	GST	280	(516)	(236)
Buy		5,683,133	06/2012	HUS	4,012	(32)	3,980
Sell		411,398	06/2012	HUS	144	0	144
Buy		6,286,763	06/2012	JPM	4,702	(1,742)	2,960
Sell		1,394,250	06/2012	JPM	0	(1,422)	(1,422)
Buy		1,537,909	06/2012	MSC	1,400	0	1,400
Buy		1,064,691	06/2012	RYL	1,328	0	1,328
Buy		1,462,000	06/2012	SOG	112	0	112
Buy		1,287,008	06/2012	UAG	0	(1,207)	(1,207)
Sell		585,606	06/2012	UAG	0	(735)	(735)
Buy		170,562	02/2013	CBK	0	(162)	(162)
Buy		573,579	02/2013	GST	0	(1,109)	(1,109)
Buy		150,000	02/2013	JPM	0	(322)	(322)
Buy		406,493	02/2013	UAG	0	(765)	(765)
Buy		61,799	08/2013	GST	0	(294)	(294)
Buy		66,994	04/2014	JPM	0	(535)	(535)
Buy		217,371	04/2014	RYL	0	(1,796)	(1,796)
Buy	EUR	1,158,012	01/2012	BRC	0	(20,904)	(20,904)
Sell		2,226,248	01/2012	BRC	99,364	0	99,364
Buy		2,099,425	01/2012	CBK	0	(25,699)	(25,699)
Sell		334,469	01/2012	CBK	9,976	0	9,976
Buy		404,264	01/2012	DUB	0	(39,298)	(39,298)
Sell		1,119,937	01/2012	DUB	72,408	0	72,408
Sell		2,745,240	01/2012	FBL	225,006	0	225,006
Buy		471,846	01/2012	GST	779	0	779
Sell		191,770	01/2012	GST	8,785	0	8,785
Buy		353,145	01/2012	JPM	0	(5,549)	(5,549)
Sell		4,662,801	01/2012	JPM	233,374	0	233,374
Sell		121,247	01/2012	MSC	3,275	0	3,275
Buy		63,551	01/2012	RBC	0	(4,648)	(4,648)
Sell		243,536	01/2012	RBC	14,884	0	14,884
Buy		1,190,123	01/2012	UAG	0	(33,846)	(33,846)
Sell		3,793,492	01/2012	UAG	130,659	0	130,659
Sell		1,002,549	02/2012	BRC	12,488	0	12,488
Sell		2,089,050	02/2012	CBK	25,159	0	25,159
Sell		471,846	02/2012	GST	0	(766)	(766)
Sell		312,058	02/2012	JPM	3,229	0	3,229
Sell		873,476	02/2012	UAG	8,644	0	8,644
Buy	GBP	12,001	01/2012	BRC	0	(211)	(211)
Sell		491,029	01/2012	BRC	7,427	0	7,427
Buy		1,595,041	01/2012	CBK	60	(12,799)	(12,739)
Sell		1,452,814	01/2012	CBK	11,085	0	11,085
Sell		119,214	01/2012	DUB	0	(24)	(24)
Buy		876,359	01/2012	GST	9,983	(254)	9,729
Sell		615,524	01/2012	GST	7,174	0	7,174
Buy		196,741	01/2012	JPM	67	(1,850)	(1,783)
Sell		31,238	01/2012	JPM	0	(131)	(131)
Buy		29,677	01/2012	RBC	0	(184)	(184)
Buy		16,780	02/2012	BRC	240	0	240
Buy		10,851	02/2012	CBK	0	(136)	(136)
Sell		903,589	02/2012	CBK	12,821	(188)	12,633
Buy		40,151	02/2012	DUB	0	(631)	(631)
Sell		853,263	02/2012	GST	0	(9,965)	(9,965)
Buy		4,768	02/2012	UAG	6	0	6
Sell		484,533	03/2012	BRC	5,630	0	5,630
Sell		957,377	03/2012	DUB	7,735	0	7,735
Buy		1,994	03/2012	JPM	0	(18)	(18)
Sell		296,286	03/2012	JPM	1,536	0	1,536

Sell		642,507	03/2012	UAG	9,914	0	9,914
Sell	HKD	424,268	02/2012	HUS	0	(94)	(94)
Buy	IDR	282,394,247	01/2012	BOA	0	(476)	(476)
Sell		257,206,000	01/2012	BRC	711	0	711
Buy		570,606,523	01/2012	CBK	0	(1,001)	(1,001)
Sell		865,000,000	01/2012	CBK	1,911	0	1,911
Buy		137,784,000	01/2012	DUB	0	(948)	(948)
Sell		218,969,500	01/2012	GST	457	0	457
Buy		141,040,000	01/2012	HUS	0	(821)	(821)
Buy		704,009,859	01/2012	JPM	0	(2,624)	(2,624)
Sell		629,157,388	01/2012	MSC	1,336	0	1,336
Buy		53,457,179	01/2012	UAG	0	(294)	(294)
Sell		557,340,000	01/2012	UAG	1,163	0	1,163
Sell		192,505,317	07/2012	BPS	210	0	210
Sell		418,006,000	07/2012	BRC	608	0	608
Sell		232,250,000	07/2012	FBL	387	0	387
Sell		26,328,263	07/2012	GST	39	0	39
Buy		3,592,626,112	07/2012	HUS	0	(23,576)	(23,576)
Sell		2,085,155,452	07/2012	HUS	2,942	0	2,942
Buy	INR	2,500,000	07/2012	BRC	0	(8,564)	(8,564)
Sell		2,535,000	07/2012	BRC	4,220	0	4,220
Buy		8,500,000	07/2012	CBK	0	(31,845)	(31,845)
Sell		1,792,384	07/2012	DUB	2,831	0	2,831
Buy		3,562,653	07/2012	JPM	0	(12,311)	(12,311)
Sell		12,457,559	07/2012	JPM	19,579	0	19,579
Buy		2,222,291	07/2012	UAG	0	(7,907)	(7,907)
Buy	JPY	1,600,000	01/2012	CBK	266	0	266
Sell		180,533,613	01/2012	CBK	10,231	0	10,231
Buy		70,812	01/2012	DUB	8	0	8
Sell		180,533,613	01/2012	DUB	11,431	0	11,431
Sell		153,925,905	01/2012	GST	9,720	0	9,720
Buy		121,718	01/2012	JPM	0	(1)	(1)
Sell		180,533,613	01/2012	JPM	10,169	0	10,169
Buy		206,510	01/2012	RBC	0	(4)	(4)
Sell		24,428,322	01/2012	RBC	813	0	813
Buy		14,051,306	01/2012	UAG	2,206	0	2,206
Sell		36,943,257	01/2012	UAG	2,412	0	2,412
Sell		108,986,220	02/2012	BRC	4,689	0	4,689
Sell		121,273,858	02/2012	CBK	3,327	(8,845)	(5,518)
Sell		83,724,309	02/2012	DUB	164	0	164
Sell		28,667,000	02/2012	GST	0	(2,766)	(2,766)
Sell		75,913,178	02/2012	HUS	0	(14,133)	(14,133)
Sell		109,526,307	02/2012	JPM	4,409	0	4,409
Sell		95,813,309	02/2012	UAG	135	(1,148)	(1,013)
Sell		78,605,820	02/2012	WST	0	(16,297)	(16,297)
Sell		76,896,473	03/2012	BRC	0	(13,476)	(13,476)
Sell		22,085,247	03/2012	CBK	0	(3,669)	(3,669)
Sell		40,208,280	03/2012	JPM	0	(6,423)	(6,423)
Sell	KRW	1,100,385,424	02/2012	CBK	33,929	0	33,929
Sell		79,842,396	02/2012	GST	1,940	0	1,940
Sell		30,667,500	02/2012	JPM	603	0	603
Sell		131,876,000	02/2012	MSC	2,645	0	2,645
Buy		1,342,771,320	02/2012	UAG	0	(108,323)	(108,323)
Buy	MXN	1,248,037	03/2012	BRC	13	(885)	(872)
Sell		258,411	03/2012	BRC	638	0	638
Sell		3,628,189	03/2012	CBK	7,360	0	7,360
Buy		1,365,627	03/2012	HUS	54	(2,525)	(2,471)
Sell		1,050,839	03/2012	HUS	3,525	0	3,525
Sell		3,183,005	03/2012	JPM	10,524	0	10,524
Sell		1,022,650	03/2012	MSC	2,133	0	2,133
Buy		2,949,000	03/2012	UAG	0	(2,838)	(2,838)
Sell		6,181,687	03/2012	UAG	17,806	0	17,806
Sell	MYR	445,958	04/2012	BRC	2,206	0	2,206
Buy		434,998	04/2012	CBK	0	(10,097)	(10,097)
Sell		192,468	04/2012	CBK	1,803	0	1,803
Buy		368,285	04/2012	DUB	0	(8,028)	(8,028)
Buy		286,067	04/2012	JPM	0	(4,568)	(4,568)
Sell		260,475	04/2012	JPM	1,061	0	1,061
Buy		210,300	04/2012	UAG	0	(3,267)	(3,267)
Sell		400,748	04/2012	UAG	1,011	0	1,011
Sell	PHP	4,593,101	03/2012	BRC	1,428	(205)	1,223
Buy		19,073,909	03/2012	CBK	0	(3,369)	(3,369)
Sell		9,102,836	03/2012	CBK	2,451	(226)	2,225
Sell		1,913,253	03/2012	GST	1,012	0	1,012
Buy		2,543,669	03/2012	HUS	0	(441)	(441)
Buy		18,086,543	03/2012	JPM	0	(2,856)	(2,856)
Sell		25,488,678	03/2012	JPM	9,024	(428)	8,596
Buy		1,393,746	03/2012	MSC	0	(218)	(218)
Buy	SEK	49,344	03/2012	HUS	0	(127)	(127)
Buy	TWD	889,949	01/2012	BRC	0	(1,672)	(1,672)
Sell		984,273	01/2012	BRC	0	(358)	(358)
Buy		2,000,000	01/2012	CBK	0	(3,669)	(3,669)
Buy		440,000	01/2012	GST	0	(807)	(807)
Buy		430,000	01/2012	HUS	0	(786)	(786)
Sell		2,234,250	01/2012	HUS	1,209	0	1,209
Buy		121,567	01/2012	JPM	0	(219)	(219)

Sell		1,262,993	01/2012	MSC	0	(383)	(383)
Buy		600,000	01/2012	RYL	0	(1,108)	(1,108)
Sell	ZAR	71,888	01/2012	BRC	22	0	22
Buy		481,112	01/2012	JPM	0	(6,579)	(6,579)
Sell		409,224	01/2012	JPM	241	0	241

					$1,315,926	$(602,741)	$713,185

(t)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,230,492	$70,280	$1,300,772
Corporate Bonds & Notes
Banking & Finance	0	56,568,868	174,111	56,742,979
Industrials	0	12,376,146	137,389	12,513,535
Utilities	0	4,463,421	1,084	4,464,505
Convertible Bonds & Notes
Banking & Finance	0	33,579	0	33,579
Industrials	0	58,897	0	58,897
Municipal Bonds & Notes
Alabama	0	1,242	0	1,242
Arizona	0	33,499	0	33,499
Arkansas	0	1,375	0	1,375
California	0	4,145,335	0	4,145,335
Colorado	0	59,942	0	59,942
Connecticut	0	179	0	179
District of Columbia	0	122,208	0	122,208
Florida	0	103,207	0	103,207
Georgia	0	129,787	0	129,787
Illinois	0	1,333,931	0	1,333,931
Indiana	0	66,435	0	66,435
Iowa	0	81,732	0	81,732
Kansas	0	411	0	411
Louisiana	0	105,891	0	105,891
Massachusetts	0	134,392	0	134,392
Michigan	0	65,001	0	65,001
Minnesota	0	1,159	0	1,159
Mississippi	0	11,581	0	11,581
Missouri	0	1,623	0	1,623
Nebraska	0	52,695	0	52,695
Nevada	0	463,454	0	463,454
New Jersey	0	506,170	0	506,170
New York	0	1,513,448	0	1,513,448
North Carolina	0	49,745	0	49,745
North Dakota	0	5,293	0	5,293
Ohio	0	866,550	70,832	937,382
Oregon	0	37,046	0	37,046
Pennsylvania	0	121,020	0	121,020
Puerto Rico	0	12,467	0	12,467
Rhode Island	0	7,190	0	7,190
South Carolina	0	376	0	376
South Dakota	0	1,540	0	1,540
Tennessee	0	1,329	0	1,329
Texas	0	543,268	0	543,268
Utah	0	7,603	0	7,603
Virginia	0	7,132	0	7,132
Washington	0	42,725	0	42,725
West Virginia	0	118,983	0	118,983
Wisconsin	0	2,573	0	2,573
U.S. Government Agencies	0	108,864,749	126,815	108,991,564
U.S. Treasury Obligations	0	42,558,322	0	42,558,322
Mortgage-Backed Securities	0	15,515,753	328,971	15,844,724
Asset-Backed Securities	0	4,206,573	413,730	4,620,303
Sovereign Issues	0	22,914,515	0	22,914,515
Convertible Preferred Securities
Banking & Finance	43,528	0	0	43,528
Industrials	0	0	3,492	3,492
Utilities	16,472	0	0	16,472
Preferred Securities
Banking & Finance	122,904	27,004	0	149,908
Short-Term Instruments
Certificates of Deposit	0	837,438	0	837,438
Commercial Paper	0	285,865	0	285,865
Repurchase Agreements	0	235,900	0	235,900
Japan Treasury Bills	0	20,450,331	0	20,450,331
U.S. Treasury Bills	0	88,071	0	88,071
PIMCO Short-Term Floating NAV Portfolio	17,240,878	0	0	17,240,878
Purchased Options
Interest Rate Contracts	0	18,728	0	18,728
	$17,423,782	$301,494,189	$1,326,704	$320,244,675
Short Sales, at value	$0	$(3,066,683)	$0	$(3,066,683)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	166,135	0	166,135
Foreign Exchange Contracts	0	1,333,715	0	1,333,715
Interest Rate Contracts	609,076	1,485,054	0	2,094,130
	$609,076	$2,984,904	$0	$3,593,980

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(722,563)	0	(722,563)
Foreign Exchange Contracts	0	(602,741)	0	(602,741)
Interest Rate Contracts	(26,219)	(1,261,320)	(30,499)	(1,318,038)

	$(26,219)	$(2,586,624)	$(30,499)	$(2,643,342)

Totals	$18,006,639	$298,825,786	$1,296,205	$318,128,630

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$44,644	$70,564	$(45,000)	$8	$0	$64	$0	$0	$70,280	$(293)
Corporate Bonds & Notes Banking & Finance	239,637	93,638	(90,907)	(88)	4,065	(17,727)	0	(54,507)	174,111	(1,000)
Industrials	182,410	0	(39,530)	(307)	(154)	(5,030)	0	0	137,389	(3,224)
Utilities	1,223	0	(125)	2	2	(18)	0	0	1,084	(13)
Municipal Bonds & Notes
Ohio	0	81,127	(10,600)	144	702	(541)	0	0	70,832	(541)
U.S. Government Agencies	138,153	29,995	(42,842)	(894)	(173)	2,576	0	0	126,815	1,989
Mortgage-Backed Securities	70,004	304,394	(16,242)	458	1,464	(8,850)	30,063	(52,320)	328,971	(10,452)
Asset-Backed Securities	841,062	268,607	(147,721)	4,636	4,500	(30,271)	125,485	(652,568)	413,730	(2,649)
Sovereign Issues	549,754	0	(550,868)	14	0	1,100	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	3,492	0	3,492	0

	2,066,887	848,325	(943,835)	3,973	10,406	(58,697)	159,040	(759,395)	1,326,704	(16,183)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(275,943)	$0	$0	$0	$144,549	$100,895	$0	$0	$(30,499)	$14,484

Totals	$1,790,944	$848,325	$(943,835)	$3,973	154,955	$42,198	$159,040	$(759,395)	$1,296,205	$(1,699)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 18.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,275
American Express Bank FSB
5.500% due 04/16/2013	500	523
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,530
American Express Co.
7.000% due 03/19/2018	200	242
American Express Credit Corp.
5.875% due 05/02/2013	2,800	2,944
American International Group, Inc.
5.050% due 10/01/2015	10,300	9,985
5.450% due 05/18/2017	30,700	29,412
5.600% due 10/18/2016	18,300	17,660
5.850% due 01/16/2018	11,500	11,272
6.250% due 05/01/2036	1,452	1,306
6.400% due 12/15/2020	3,400	3,436
8.250% due 08/15/2018	7,700	8,169
Bank of America Corp.
1.848% due 01/30/2014	12,400	11,202
5.650% due 05/01/2018	9,200	8,774
6.000% due 09/01/2017	1,055	1,032
Bank of America N.A.
0.826% due 06/15/2016	200	162
5.300% due 03/15/2017	325	293
6.000% due 10/15/2036	1,300	1,083
6.100% due 06/15/2017	16,100	15,169
Capital One Capital VI
8.875% due 05/15/2040	700	729
CBA Capital Trust I
5.805% due 08/29/2049	5,200	5,200
CIT Group, Inc.
7.000% due 05/01/2015	381	382
7.000% due 05/01/2016	635	636
7.000% due 05/01/2017	889	890
Citigroup, Inc.
0.680% due 03/16/2012	132	132
1.848% due 01/13/2014	11,600	11,287
2.453% due 08/13/2013	2,600	2,553
4.750% due 05/19/2015	16,200	16,422
5.300% due 10/17/2012	1,000	1,016
5.625% due 08/27/2012	2,500	2,538
5.850% due 07/02/2013	700	720
6.000% due 08/15/2017	7,900	8,291
8.125% due 07/15/2039	600	736
8.500% due 05/22/2019	2,900	3,417
Fifth Third Bancorp
6.250% due 05/01/2013	350	368
8.250% due 03/01/2038	16,000	19,610
General Electric Capital Corp.
5.875% due 01/14/2038	10,200	10,825
6.375% due 11/15/2067	100	99
6.875% due 01/10/2039	10,000	12,000
Goldman Sachs Group, Inc.
1.435% due 02/07/2014	22,600	21,137
5.375% due 03/15/2020	300	296
5.625% due 01/15/2017	5,800	5,695
5.950% due 01/18/2018	7,375	7,561
6.150% due 04/01/2018	4,700	4,856
6.250% due 09/01/2017	6,300	6,596
HCP, Inc.
5.650% due 12/15/2013	2,300	2,420
6.300% due 09/15/2016	600	659
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	57,119
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,180
6.750% due 09/01/2016	2,000	2,060
JPMorgan Chase & Co.
1.296% due 05/02/2014	28,100	27,290
4.250% due 10/15/2020	500	504
6.000% due 01/15/2018	1,700	1,899
7.900% due 04/29/2049	41,600	44,441
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	8,430

JPMorgan Chase Capital XX
6.550% due 09/15/2066	800	808
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^	3,100	829
6.875% due 05/02/2018 ^	1,200	324
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012	500	491
6.050% due 08/15/2012	325	330
6.400% due 08/28/2017	4,400	4,266
6.875% due 04/25/2018	24,400	24,081
MetLife Institutional Funding II
0.974% due 03/27/2012	5,000	5,000
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,425
Morgan Stanley
1.408% due 04/29/2013	4,800	4,525
2.016% due 01/24/2014	800	737
2.953% due 05/14/2013	21,400	20,557
3.450% due 11/02/2015	300	276
5.950% due 12/28/2017	225	215
6.000% due 04/28/2015	10,400	10,427
7.300% due 05/13/2019	900	918
Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,172
Pricoa Global Funding I
0.528% due 01/30/2012	17,000	16,992
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,939
5.550% due 04/27/2015	4,000	4,275
SLM Corp.
4.000% due 07/25/2014	2,000	1,859
5.375% due 05/15/2014	400	401
6.250% due 01/25/2016	8,200	7,983
8.000% due 03/25/2020	4,200	4,252
State Street Capital Trust III
5.536% due 01/29/2049	3,500	3,445
State Street Capital Trust IV
1.546% due 06/01/2077	600	397
Toyota Motor Credit Corp. CPI Linked
4.670% due 09/10/2013	17,000	17,297
UBS Preferred Funding Trust V
6.243% due 05/29/2049	7,500	6,422
USB Capital IX
3.500% due 10/29/2049	700	489
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,417
Wells Fargo & Co.
7.980% due 03/29/2049	38,906	41,873
Weyerhaeuser Co.
7.375% due 03/15/2032	10,000	10,510
ZFS Finance USA Trust IV
5.875% due 05/09/2062	467	444

		621,839

INDUSTRIALS 5.6%
Abbott Laboratories
5.875% due 05/15/2016	325	382
Amgen, Inc.
6.900% due 06/01/2038	2,600	3,208
California Institute of Technology
4.700% due 11/01/2111	1,000	1,010
Comcast Corp.
5.875% due 02/15/2018	1,100	1,273
6.450% due 03/15/2037	1,100	1,336
COX Communications, Inc.
4.625% due 06/01/2013	4,000	4,218
Daimler Finance North America LLC
7.300% due 01/15/2012	4,800	4,809
Dell, Inc.
5.650% due 04/15/2018	6,000	6,958
Dow Chemical Co.
2.500% due 02/15/2016	4,000	4,026
4.850% due 08/15/2012	7,223	7,391
General Mills, Inc.
5.250% due 08/15/2013	8,000	8,554
6.000% due 02/15/2012	211	212
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	344
International Business Machines Corp.
5.700% due 09/14/2017	23,200	28,134
7.625% due 10/15/2018	350	470
Kraft Foods, Inc.
2.625% due 05/08/2013	8,600	8,790
5.250% due 10/01/2013	20,000	21,346
6.125% due 08/23/2018	375	443

Marathon Oil Corp.
6.000% due 10/01/2017	325	379
McDonald’s Corp.
5.800% due 10/15/2017	200	244
Oracle Corp.
5.750% due 04/15/2018	6,900	8,382
PepsiCo, Inc.
5.000% due 06/01/2018	275	320
Plains All American Pipeline LP
4.250% due 09/01/2012	5,481	5,592
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	34,640
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	6,328
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,391
Southern Co.
5.300% due 01/15/2012	4,000	4,006
Time Warner, Inc.
6.875% due 05/01/2012	380	388
UAL Pass-Through Trust
9.190% due 12/24/2013 ^	4,192	1,635
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,000	3,056
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	23,461

		193,726

UTILITIES 0.9%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,061
AT&T, Inc.
4.950% due 01/15/2013	1,700	1,772
5.500% due 02/01/2018	1,700	1,970
6.300% due 01/15/2038	1,200	1,476
Cleco Power LLC
6.000% due 12/01/2040	7,500	9,167
Dominion Resources, Inc.
6.250% due 06/30/2012	6,934	7,117
DTE Energy Co.
1.227% due 06/03/2013	1,900	1,899
Entergy Corp.
3.625% due 09/15/2015	5,400	5,487
Verizon Communications, Inc.
5.250% due 04/15/2013	500	528

		31,477

Total Corporate Bonds & Notes (Cost $801,869)		847,042

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Boston Properties LP
2.875% due 02/15/2037	7,010	7,045

Total Convertible Bonds & Notes (Cost $7,082)		7,045

MUNICIPAL BONDS & NOTES 6.0%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,436

CALIFORNIA 1.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,186
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,564
7.043% due 04/01/2050	3,900	5,135
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,629
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,287
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	5,164
7.550% due 04/01/2039	6,200	7,587
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,089
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,994

Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,342
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	134
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,672
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,572
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	6,902
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,197
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,144
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,100
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	214
7.021% due 08/01/2040	300	321
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,198
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	7,593
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	407

		63,431

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	125	159

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	663
6.899% due 12/01/2040	7,100	8,293
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,456
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	1,100	1,144
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,200	3,292

		15,848

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	705	660

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,413

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,600	2,980

NEVADA 0.2%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,100	2,643
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,849

		5,492

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2016	3,355	2,878
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.546% due 06/15/2013	7,200	7,201
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,000	4,110

		14,189

NEW YORK 2.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	15,404
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	44,000	47,324
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,223

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,590
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,249

		75,790

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,500	3,492
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,182

		4,674

TEXAS 0.5%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	7,710
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	6,500	7,905
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,239
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	1,100	1,279

		18,133

Total Municipal Bonds & Notes (Cost $186,408)		208,205

U.S. GOVERNMENT AGENCIES 42.0%
Fannie Mae
0.354% due 12/25/2036	742	734
0.604% due 04/25/2037	2,183	2,174
0.738% due 10/25/2022	42	42
0.744% due 09/25/2035 - 12/25/2041	4,281	4,266
0.763% due 05/25/2023	35	35
0.813% due 02/25/2022	16	16
0.863% due 01/25/2022	36	37
0.913% due 08/25/2022	39	39
1.013% due 04/25/2022 - 09/25/2022	38	39
1.418% due 07/01/2044	357	360
2.187% due 01/01/2035	694	717
2.381% due 05/25/2035	367	384
3.000% due 02/01/2027	5,000	5,149
3.330% due 11/01/2021	300	318
3.500% due 01/01/2027	3,000	3,138
3.980% due 07/01/2021	118,300	128,701
4.000% due 06/01/2025 - 01/01/2042	178,544	187,731
4.500% due 09/01/2018 - 01/01/2042	471,881	502,607
4.746% due 09/01/2035	378	404
5.000% due 02/01/2034 - 01/01/2042	53,427	57,751
5.500% due 03/01/2022 - 01/01/2042	84,118	91,709
5.770% due 06/01/2013	581	605
6.000% due 05/01/2017 - 01/01/2039	103,477	114,234
6.123% due 05/01/2012	156	158
6.183% due 02/01/2012	210	210
6.292% due 12/25/2042	660	758
6.500% due 07/01/2013 - 06/25/2044	438	502
7.000% due 05/01/2012 - 09/25/2020	5	5
8.000% due 04/01/2015 - 10/01/2030	3	4
8.500% due 04/01/2017	1	1
9.000% due 12/01/2017 - 06/25/2018	4	4
9.250% due 07/25/2019	56	64
10.000% due 11/01/2021	1	2
Freddie Mac
0.428% due 07/15/2019 - 08/15/2019	5,750	5,739
1.418% due 02/25/2045	325	311
2.384% due 12/01/2022	183	192
2.615% due 07/01/2030	50	51
3.347% due 02/01/2023	29	29
4.000% due 01/01/2042	224,500	235,515
4.500% due 04/01/2039 - 05/01/2041	48,026	50,933
4.875% due 06/13/2018	2,800	3,380
5.000% due 02/15/2032	405	426
5.500% due 01/01/2018 - 07/01/2039	9,549	10,377
6.000% due 02/01/2016 - 01/01/2042	30,003	32,954
7.000% due 07/15/2022	589	666
7.500% due 01/15/2023	1,504	1,719
8.000% due 11/01/2025 - 06/15/2030	832	859
9.000% due 12/15/2020	41	45
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	5	5
10.000% due 03/01/2021	3	4
Ginnie Mae
0.683% due 04/16/2029 - 06/16/2031	98	98
0.883% due 02/16/2030	60	61

1.625% due 09/20/2025 - 07/20/2030	513	528
2.000% due 09/20/2024 - 07/20/2027	426	441
2.125% due 12/20/2029	409	422
2.375% due 06/20/2023 - 06/20/2027	1,208	1,250
6.000% due 01/15/2024	4	5
7.500% due 09/15/2014 - 09/15/2025	14	15
8.000% due 01/15/2022 - 08/15/2024	32	39
9.000% due 11/15/2017	11	12
9.500% due 01/20/2019 - 12/15/2021	6	7
Small Business Administration
7.970% due 01/25/2025	100	105

Total U.S. Government Agencies (Cost $1,412,223)		1,449,087

U.S. TREASURY OBLIGATIONS 25.5%
U.S. Treasury Inflation Protected Securities (c)
1.125% due 01/15/2021	311	347
1.750% due 01/15/2028 (g)	32,250	38,798
2.000% due 01/15/2026	2,624	3,227
2.125% due 02/15/2040 (e)	26,922	36,136
2.125% due 02/15/2041	6,410	8,661
2.375% due 01/15/2025	2,402	3,055
2.375% due 01/15/2027 (e)(g)	33,906	43,819
2.500% due 01/15/2029 (e)(g)(h)	46,296	61,830
3.375% due 04/15/2032	128	197
3.625% due 04/15/2028	1,400	2,081
3.875% due 04/15/2029 (e)(g)	12,671	19,766
U.S. Treasury Notes
0.875% due 12/31/2016 (a)	30,000	30,066
1.375% due 11/30/2018 (e)(g)(h)	194,700	195,400
1.375% due 12/31/2018 (a)	15,200	15,231
1.500% due 08/31/2018 (e)(g)(h)	196,600	199,549
2.125% due 08/15/2021	36,300	37,219
2.625% due 08/15/2020	22,600	24,374
2.625% due 11/15/2020	19,900	21,420
3.000% due 02/28/2017	900	996
3.375% due 11/15/2019	1,500	1,710
3.500% due 05/15/2020	8,100	9,316
3.625% due 02/15/2020	17,100	19,831
3.625% due 02/15/2021 (h)	92,100	106,908

Total U.S. Treasury Obligations (Cost $849,105)		879,937

MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Investment Trust
2.294% due 02/25/2045	1,317	974
Banc of America Funding Corp.
2.695% due 05/25/2035	2,113	2,063
BCAP LLC Trust
5.250% due 08/26/2037	8,200	8,036
BCRR Trust
5.858% due 07/17/2040	1,400	1,353
Bear Stearns Adjustable Rate Mortgage Trust
2.723% due 04/25/2033	577	505
2.909% due 01/25/2035	4,158	3,529
5.397% due 02/25/2036	2,400	2,022
Bear Stearns Alt-A Trust
2.592% due 05/25/2035	3,776	2,770
2.772% due 09/25/2035	553	351
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	529
5.471% due 01/12/2045	1,500	1,696
5.700% due 06/11/2050	5,000	5,554
Bear Stearns Mortgage Funding Trust
0.484% due 01/25/2037	10,572	5,714
Chase Mortgage Finance Corp.
5.341% due 12/25/2035	5,991	5,425
Citigroup Mortgage Loan Trust, Inc.
2.450% due 09/25/2035	2,344	1,870
2.580% due 10/25/2035	681	559
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,830
Countrywide Alternative Loan Trust
0.474% due 05/25/2047	2,492	1,269
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036	913	623
2.745% due 02/20/2035	56	43
5.750% due 05/25/2033	5	5
Credit Suisse First Boston Mortgage Securities Corp.
2.538% due 09/25/2033	9,144	8,530
4.811% due 06/25/2032	61	50
Credit Suisse Mortgage Capital Certificates
0.448% due 10/15/2021	5,771	5,323
5.661% due 03/15/2039	500	539

DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	17,583
DLJ Acceptance Trust
11.000% due 08/01/2019	7	8
Extended Stay America Trust
2.951% due 11/05/2027	10,878	10,934
GE Capital Commercial Mortgage Corp.
4.353% due 06/10/2048	2,003	2,001
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046	307	282
0.374% due 01/25/2047 ^	260	246
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	215
5.444% due 03/10/2039	2,200	2,391
GS Mortgage Securities Corp.
2.716% due 02/10/2021	11,796	11,825
GSR Mortgage Loan Trust
2.765% due 01/25/2036	13	13
5.093% due 11/25/2035	2,123	1,855
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	18	21
Homebanc Mortgage Trust
0.564% due 10/25/2035	7,210	4,604
Indymac ARM Trust
1.785% due 01/25/2032	21	17
Indymac Index Mortgage Loan Trust
5.110% due 11/25/2035	3,807	2,595
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043	5,000	5,281
4.158% due 01/12/2039	2,355	2,428
5.336% due 05/15/2047	3,700	3,939
5.420% due 01/15/2049	500	543
5.440% due 06/12/2047	1,300	1,399
5.647% due 03/18/2051	1,700	1,651
5.794% due 02/12/2051	3,000	3,318
5.882% due 02/15/2051	1,200	1,309
JPMorgan Mortgage Trust
5.024% due 02/25/2035	40	39
5.319% due 07/25/2035	4,340	4,182
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	727
5.485% due 03/12/2051	2,900	3,063
Morgan Stanley Capital
0.339% due 10/15/2020	407	405
5.439% due 02/12/2044	17,400	18,155
5.610% due 04/15/2049	4,363	4,532
5.809% due 12/12/2049	300	332
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	3,589	3,534
Morgan Stanley Re-REMIC Trust
5.790% due 08/12/2045	4,200	4,380
Prime Mortgage Trust
0.694% due 02/25/2019	38	37
0.694% due 02/25/2034	451	419
RBSSP Resecuritization Trust
0.544% due 02/26/2037	4,535	3,760
Residential Funding Mortgage Securities
5.656% due 02/25/2036	464	305
Structured Asset Mortgage Investments, Inc.
0.945% due 09/19/2032	444	369
Structured Asset Securities Corp.
2.331% due 01/25/2032	49	41
2.545% due 02/25/2032	61	57
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	1,731	1,647
5.342% due 12/15/2043	3,800	4,022
WaMu Mortgage Pass-Through Certificates
0.584% due 10/25/2045	723	522
1.408% due 11/25/2042	255	199
2.569% due 05/25/2035	395	344
Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037	760	579
2.666% due 03/25/2036	3,297	2,561
2.710% due 12/25/2034	3,979	3,752
2.948% due 01/25/2035	48	44
5.243% due 05/25/2035	3,939	3,908

Total Mortgage-Backed Securities (Cost $199,989)		198,535

ASSET-BACKED SECURITIES 2.7%
ACE Securities Corp.
0.344% due 12/25/2036	86	85
Amortizing Residential Collateral Trust
0.834% due 06/25/2032	548	446

Bear Stearns Asset-Backed Securities Trust
0.354% due 01/25/2037	1,314	1,234
0.384% due 06/25/2047	470	454
Citibank Omni Master Trust
2.378% due 05/16/2016	31,850	32,049
3.028% due 08/15/2018	28,800	30,232
EMC Mortgage Loan Trust
0.664% due 05/25/2040	1,251	1,065
Fremont Home Loan Trust
0.354% due 01/25/2037	129	124
GSPA Monetization Trust
6.422% due 10/09/2029	9,574	8,543
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034	107	79
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036	22	6
Quest Trust
0.414% due 08/25/2036	2,281	1,997
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^	884	194
SLM Student Loan Trust
0.746% due 03/15/2019	539	539
2.350% due 04/15/2039	3,555	3,564
2.928% due 12/16/2019	1,000	1,018
4.500% due 11/16/2043	2,230	2,116
SMS Student Loan Trust
0.615% due 10/28/2028	4,467	4,455
0.625% due 04/28/2029	3,311	3,273
Structured Asset Securities Corp.
0.874% due 01/25/2033	169	143

Total Asset-Backed Securities (Cost $94,268)		91,616

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.8%
Wells Fargo & Co.
7.500% due 12/31/2049	58,200	61,415

Total Convertible Preferred Securities (Cost $37,019)		61,415

PREFERRED SECURITIES 2.2%
BANKING & FINANCE 0.5%
DG Funding Trust
2.700% due 12/31/2049	1,568	11,776
Farm Credit Bank
10.000% due 12/31/2049	4,000	4,683

		16,459

INDUSTRIALS 0.2%
CoBank ACB
7.000% due 12/31/2049	43,500	1,987
7.810% due 12/31/2049	105,000	5,063

		7,050

UTILITIES 1.5%
Qwest Corp.
7.370% due 06/01/2051	2,000,000	53,080

Total Preferred Securities (Cost $79,038)		76,589

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.060% due 01/03/2012	$2,000	2,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $2,072. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 01/03/2012	5,323	5,323

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $5,430. Repurchase proceeds are $5,323.)
		7,323

U.S. TREASURY BILLS 0.1%
0.020% due 01/05/2012 - 05/31/2012 (b)(e)	2,966	2,966

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 8.9%
	30,720,857	307,639

Total Short-Term Instruments (Cost $317,935)		317,928

PURCHASED OPTIONS (j) 0.0%
(Cost $189)		261
Total Investments 119.8% (Cost $3,985,125)		$4,137,660
Written Options (k) (0.2%) (Premiums $16,163)		(6,546)
Other Assets and Liabilities (Net) (19.6%)		(678,550)

Net Assets 100.0%		$3,452,564

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $12,869 have been pledged as collateral as of December 31, 2011 for OTC swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $32,326 at a weighted average interest rate of 0.055%. On December 31, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $11,670 and cash of $37 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	76	$36
90-Day Eurodollar June Futures	Long	06/2012	3,139	1,391
90-Day Eurodollar June Futures	Long	06/2013	3,263	3,303
90-Day Eurodollar June Futures	Long	06/2014	142	14
90-Day Eurodollar March Futures	Long	03/2013	802	(203)
90-Day Eurodollar March Futures	Long	03/2014	239	733
90-Day Eurodollar September Futures	Long	09/2013	971	1,080
U.S. Treasury 5-Year Note March Futures	Long	03/2012	1,784	614
U.S. Treasury 10-Year Note March Futures	Long	03/2012	2,086	2,078
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	96	(23)

				$9,023

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $23,036 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Depreciation
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	$164,200	$1,483	$(687)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	12/21/2021	$1,200	$4	$(14)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	1,200	(4)	39
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	134,900	(48,333)	(10,367)

					$(48,333)	$(10,342)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	4.832%	$100	$(23)	$(22)	$(1)
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.970%	4,300	(298)	(180)	(118)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.082%	2,000	(5)	0	(5)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.992%	5,800	(438)	(233)	(205)
California State General Obligation Bonds, Series 2003	MYC	2.250%	03/20/2021	2.751%	16,500	(464)	0	(464)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	2.368%	17,100	(906)	(206)	(700)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	1.562%	13,700	(119)	0	(119)
MetLife, Inc.	CBK	1.000%	12/20/2015	3.060%	3,800	(282)	(138)	(144)
MetLife, Inc.	DUB	1.000%	09/20/2015	3.006%	15,000	(1,026)	(985)	(41)
MetLife, Inc.	GST	1.000%	09/20/2015	3.006%	1,000	(68)	(64)	(4)
Morgan Stanley	DUB	1.000%	03/20/2013	4.685%	1,100	(47)	(49)	2
Morgan Stanley	JPM	1.000%	06/20/2013	4.621%	3,400	(171)	(376)	205
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.473%	6,100	(329)	(178)	(151)
SLM Corp.	BOA	5.000%	03/20/2016	6.047%	1,500	(51)	(13)	(38)

						$(4,227)	$(2,444)	$(1,783)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-8 5-Year Index 35-100%	CBK	0.350%	06/20/2012	$7,871	$11	$0	$11
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	4,742	7	0	7
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012	1,897	3	0	3
CDX.IG-9 5-Year Index 15-30%	MYC	0.960%	12/20/2012	4,800	46	0	46
CDX.IG-9 5-Year Index 30-100%	BRC	0.750%	12/20/2012	18,518	143	0	143
CDX.IG-9 5-Year Index 30-100%	GST	0.700%	12/20/2012	12,249	88	0	88
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	1,833	24	0	24
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	3,954	53	0	53
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,508	20	0	20
CDX.IG-10 5-Year Index 30-100%	GST	0.460%	06/20/2013	3,086	21	0	21

					$416	$0	$416

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC	$48,300	$161	$(63)	$224
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM	9,800	42	(42)	84
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS	19,100	276	(7)	283
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GLM	2,000	(692)	40	(732)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HUS	2,900	(1,003)	56	(1,059)

						$(1,216)	$(16)	$(1,200)

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$47,800	$189	$261

(k)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	456	$363	$(36)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,000	$257	$(42)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	108,000	378	(349)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	102,000	131	(375)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	245,700	1,154	(333)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	51,100	291	(69)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	136,000	157	(472)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	95,600	191	(5)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	57,900	219	(32)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	35,600	300	(14)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	66,000	154	(384)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,300	29	(2)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	18,800	85	(66)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	38,900	275	(219)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,200	197	(13)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	68,000	248	(365)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	46,000	162	(247)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	17,600	109	(7)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	130,200	361	(459)

Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	156,000	1,228	(62)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	66,000	509	(371)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	45,300	488	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	20,300	182	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	52,400	571	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,900	82	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,400	331	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	100,100	719	(503)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	66,000	344	(324)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	55,300	565	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	18,800	184	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	98,200	880	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	15,800	190	(103)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	28,300	700	(5)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	18,500	319	(121)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	76,600	1,056	(502)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	46,000	750	(301)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	22,300	352	(146)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,400	236	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	67,200	933	(440)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	17,500	105	0

							$15,422	$(6,345)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$(27)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,900	151	(67)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,500	84	(28)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,500	19	(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,700	65	(32)

						$378	$(165)

(l)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$160,000	$167,587	$(168,125)
Fannie Mae	6.000%	01/01/2042	17,000	18,546	(18,721)

				$186,133	$(186,846)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$621,839	$0	$621,839
Industrials	0	193,726	0	193,726
Utilities	0	31,477	0	31,477
Convertible Bonds & Notes
Banking & Finance	0	7,045	0	7,045
Municipal Bonds & Notes
Arizona	0	1,436	0	1,436
California	0	63,431	0	63,431
Florida	0	159	0	159
Illinois	0	15,848	0	15,848
Iowa	0	660	0	660
Michigan	0	5,413	0	5,413
Nebraska	0	2,980	0	2,980
Nevada	0	5,492	0	5,492
New Jersey	0	14,189	0	14,189
New York	0	75,790	0	75,790
Ohio	0	4,674	0	4,674
Texas	0	18,133	0	18,133
U.S. Government Agencies	0	1,449,087	0	1,449,087
U.S. Treasury Obligations	0	879,937	0	879,937
Mortgage-Backed Securities	0	178,674	19,861	198,535
Asset-Backed Securities	0	83,073	8,543	91,616
Convertible Preferred Securities
Banking & Finance	61,415	0	0	61,415
Preferred Securities
Banking & Finance	0	4,683	11,776	16,459
Industrials	0	7,050	0	7,050
Utilities	53,080	0	0	53,080

Short-Term Instruments
Repurchase Agreements	0	7,323	0	7,323
U.S. Treasury Bills	0	2,966	0	2,966
PIMCO Short-Term Floating NAV Portfolio	307,639	0	0	307,639
Purchased Options
Interest Rate Contracts	0	261	0	261
	$422,134	$3,675,346	$40,180	$4,137,660
Short Sales, at value	$0	$(186,846)	$0	$(186,846)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	623	0	623
Interest Rate Contracts	9,249	630	0	9,879
	$9,249	$1,253	$0	$10,502
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,677)	0	(2,677)
Interest Rate Contracts	(226)	(18,553)	(165)	(18,944)

	$(226)	$(21,230)	$(165)	$(21,621)

Totals	$431,157	$3,468,523	$40,015	$3,939,695

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$4,944	$4,919	$(9,719)	$(152)	$0	$8	$0	$0	$0	$0
U.S. Government Agencies	25,847	0	(25,798)	0	(49)	0	0	0	0	0
Mortgage-Backed Securities	0	19,844	(4)	5	0	16	0	0	19,861	16
Asset-Backed Securities	0	9,716	(34)	(1)	0	(1,138)	0	0	8,543	(1,138)
Preferred Securities
Banking & Finance	11,909	0	0	0	0	(133)	0	0	11,776	(133)

	42,700	34,479	(35,555)	(148)	(49)	(1,247)	0	0	40,180	(1,255)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,796)	$0	$0	$0	$1,588	$1,043	$0	$0	$(165)	$82

Totals	$39,904	$34,479	$(35,555)	$(148)	$1,539	$(204)	$0	$0	$40,015	$(1,173)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Petroleum Export V Ltd.
3.563% due 12/07/2012		$1,798	$1,790
Sofomex S.A. de C.V.
3.794% due 04/27/2012		1,000	996
Springleaf Finance Corp.
5.500% due 05/10/2017		7,900	6,895

Total Bank Loan Obligations (Cost $10,662)			9,681

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 16.9%
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		700	487
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	113
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,169
Ally Financial, Inc.
3.963% due 06/20/2014		800	752
4.500% due 02/11/2014		3,300	3,193
7.500% due 12/31/2013		3,100	3,193
8.000% due 03/15/2020		5,000	5,137
American Express Bank FSB
0.424% due 05/29/2012		1,025	1,024
5.500% due 04/16/2013		300	314
6.000% due 09/13/2017		4,000	4,539
American Express Centurion Bank
6.000% due 09/13/2017		4,000	4,530
American Express Co.
7.000% due 03/19/2018		2,600	3,145
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,423
American General Institutional Capital
8.125% due 03/15/2046		14,550	13,240
American International Group, Inc.
5.050% due 10/01/2015		400	388
5.850% due 01/16/2018		10,400	10,194
8.000% due 05/22/2068	EUR	5,500	5,730
8.250% due 08/15/2018		$1,900	2,016
Australia & New Zealand Banking Group Ltd.
1.288% due 05/08/2013		10,400	10,430
2.400% due 11/23/2016		2,800	2,777
Banco do Brasil S.A.
3.359% due 07/02/2014		3,100	3,098
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	573
4.500% due 04/06/2015		500	488
Banco Santander Chile
1.659% due 04/20/2012		5,500	5,502
Bank of America Corp.
0.787% due 08/15/2016		1,400	1,087
5.650% due 05/01/2018		165	157
6.000% due 09/01/2017		10,045	9,824
6.500% due 08/01/2016		17,500	17,644
Bank of America N.A.
0.826% due 06/15/2016		1,500	1,213
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,039
Bank of Montreal
2.850% due 06/09/2015		2,000	2,075
Bank of Nova Scotia
1.650% due 10/29/2015		2,200	2,200
Barclays Bank PLC
1.677% due 05/30/2017	EUR	2,200	2,633
6.000% due 01/23/2018		5,000	5,839
6.050% due 12/04/2017		$2,400	2,181
BBVA Bancomer S.A.
4.500% due 03/10/2016		1,300	1,280
6.500% due 03/10/2021		2,600	2,519
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,900	9,958
7.250% due 02/01/2018		60	70
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	91
BNP Paribas S.A.
0.791% due 04/08/2013		4,000	3,762

5.186% due 06/29/2049		1,900	1,273
BPCE S.A.
2.375% due 10/04/2013		900	872
Catlin Insurance Co. Ltd.
7.249% due 07/29/2049		150	129
CIT Group, Inc.
7.000% due 05/01/2015		878	881
7.000% due 05/01/2016		1,464	1,466
7.000% due 05/01/2017		2,050	2,052
Citigroup, Inc.
0.680% due 03/16/2012		132	132
1.564% due 06/28/2013	EUR	200	249
1.667% due 01/12/2012		6,000	7,766
1.848% due 01/13/2014		$3,600	3,503
4.750% due 02/10/2019	EUR	2,575	2,690
4.875% due 05/07/2015		$3,200	3,164
5.365% due 03/06/2036 (k)	CAD	8,100	5,753
5.500% due 04/11/2013		$12,700	12,971
5.625% due 08/27/2012		2,200	2,234
5.850% due 07/02/2013		700	720
6.125% due 08/25/2036		1,700	1,473
6.400% due 03/27/2013	EUR	200	266
8.125% due 07/15/2039		$600	736
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	13,700	15,213
11.000% due 12/29/2049		$200	235
Credit Agricole S.A.
8.375% due 10/29/2049		12,000	9,060
Credit Suisse
2.200% due 01/14/2014		1,900	1,880
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		2,500	2,520
Deutsche Bank AG
4.875% due 05/20/2013		590	603
6.000% due 09/01/2017		7,200	8,053
Deutsche Bank Capital Trust
4.901% due 12/29/2049		10,600	6,572
Dexia Credit Local
0.927% due 03/05/2013		22,500	21,306
Dexia Credit Local S.A.
0.908% due 04/29/2014		10,400	9,441
European Investment Bank
4.625% due 04/15/2020	EUR	300	439
Fifth Third Bancorp
0.983% due 12/20/2016		$1,900	1,677
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		7,290	7,303
5.875% due 08/02/2021		600	626
7.000% due 04/15/2015		500	539
8.000% due 12/15/2016		3,500	3,981
8.700% due 10/01/2014		2,500	2,798
12.000% due 05/15/2015		7,600	9,368
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	900	1,172
General Electric Capital Corp.
5.500% due 09/15/2067		10,500	10,736
6.375% due 11/15/2067		$400	395
6.875% due 01/10/2039		13,500	16,200
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		100	86
1.884% due 02/04/2013	EUR	21,000	26,082
4.750% due 07/15/2013		$790	801
5.950% due 01/18/2018		8,500	8,715
6.250% due 09/01/2017		6,800	7,119
HCP, Inc.
6.300% due 09/15/2016		400	439
HSBC Bank PLC
2.000% due 01/19/2014		2,000	1,971
HSBC Finance Corp.
1.807% due 04/05/2013	EUR	3,500	4,382
HSBC Holdings PLC
6.500% due 05/02/2036		$3,800	3,845
6.500% due 09/15/2037		1,500	1,483
ING Bank NV
1.028% due 01/13/2012		3,800	3,800
2.000% due 10/18/2013		1,200	1,173
2.650% due 01/14/2013		500	501
International Lease Finance Corp.
6.750% due 09/01/2016		2,000	2,060
Intesa Sanpaolo SpA
2.906% due 02/24/2014		4,700	4,141
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,100	1,112
John Deere Capital Corp.
4.500% due 04/03/2013		555	582

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	6,140
JPMorgan Chase Capital XX
6.550% due 09/15/2066		700	707
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016	EUR	5,000	6,617
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	500	578
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,400	3,115
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$3,200	856
Lloyds TSB Bank PLC
4.875% due 01/21/2016		1,200	1,171
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,398
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		2,500	2,453
6.050% due 08/15/2012		3,400	3,450
6.150% due 04/25/2013		155	157
6.400% due 08/28/2017		4,000	3,879
6.500% due 07/15/2018		200	194
6.875% due 04/25/2018		1,970	1,944
6.875% due 11/15/2018		200	193
MetLife, Inc.
5.375% due 12/15/2012		10	10
Morgan Stanley
1.408% due 04/29/2013		2,900	2,734
1.807% due 03/01/2013	EUR	12,000	14,744
1.992% due 01/16/2017		100	101
3.450% due 11/02/2015		$200	184
6.250% due 08/28/2017		1,300	1,274
7.300% due 05/13/2019		700	714
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	1,650	2,414
National Australia Bank Ltd.
1.111% due 04/11/2014		$9,500	9,411
1.372% due 07/25/2014		2,200	2,187
5.350% due 06/12/2013		3,100	3,239
National Bank of Canada
2.200% due 10/19/2016		1,900	1,918
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,272
Nordea Bank AB
2.125% due 01/14/2014		900	883
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,066
Progressive Corp.
6.700% due 06/15/2067		4,000	4,045
Prudential Financial, Inc.
6.625% due 12/01/2037		800	877
Prudential Holdings LLC
8.695% due 12/18/2023		265	334
Regions Financial Corp.
6.375% due 05/15/2012		1,270	1,286
Resona Bank Ltd.
5.850% due 09/29/2049		800	796
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		1,100	1,107
4.375% due 03/16/2016		3,300	3,152
5.000% due 11/12/2013		1,990	1,799
6.990% due 10/29/2049		4,400	2,777
7.640% due 03/29/2049		11,100	6,008
7.648% due 08/29/2049		4,100	2,814
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		2,000	1,913
SBAB Bank AB
3.125% due 03/23/2012		6,300	6,335
SLM Corp.
1.756% due 06/17/2013	EUR	3,750	4,633
3.125% due 09/17/2012		11,700	14,966
5.000% due 10/01/2013		$410	411
5.375% due 01/15/2013		3,000	3,022
5.375% due 05/15/2014		100	100
6.250% due 01/25/2016		500	487
8.000% due 03/25/2020		4,400	4,455
8.450% due 06/15/2018		100	104
Societe Generale S.A.
5.922% due 04/29/2049		2,200	1,340
Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	963
5.375% due 10/01/2012		365	346
5.900% due 09/15/2012		300	288
6.900% due 12/15/2017		4,300	3,117
State Bank of India
4.500% due 07/27/2015		2,600	2,574

State Street Capital Trust IV
1.546% due 06/01/2077	600	397
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	500	508
Temasek Financial I Ltd.
4.300% due 10/25/2019	2,300	2,480
UBS AG
1.425% due 01/28/2014	1,300	1,267
1.595% due 02/23/2012	3,600	3,605
5.750% due 04/25/2018	1,000	1,037
5.875% due 12/20/2017	2,500	2,607
UBS Preferred Funding Trust V
6.243% due 05/29/2049	7,400	6,336
USB Capital IX
3.500% due 10/29/2049	3,800	2,654
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	1,100	1,092
Wachovia Capital Trust III
5.570% due 03/29/2049	245	206
Westpac Banking Corp.
1.309% due 03/31/2014	6,000	6,021
3.585% due 08/14/2014	2,300	2,454
Weyerhaeuser Co.
6.875% due 12/15/2033	5,000	4,929
7.375% due 03/15/2032	2,000	2,102
World Financial Properties Tower D Finance Corp.
6.950% due 09/01/2013	54	55
XL Group PLC
6.500% due 12/29/2049	220	174

		594,742

INDUSTRIALS 5.3%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	200	239
California Institute of Technology
4.700% due 11/01/2111	1,000	1,010
Cameron International Corp.
6.375% due 07/15/2018	125	148
Codelco, Inc.
6.150% due 10/24/2036	400	496
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	135	147
Comcast Corp.
5.875% due 02/15/2018	1,000	1,157
6.450% due 03/15/2037	1,000	1,214
6.500% due 11/15/2035	95	115
Commercial Metals Co.
7.350% due 08/15/2018	60	57
ConocoPhillips
4.400% due 05/15/2013	60	63
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018	2,044	1,995
CSN Resources S.A.
6.500% due 07/21/2020	6,000	6,300
Dell, Inc.
5.650% due 04/15/2018	170	197
El Paso Natural Gas Co.
8.625% due 01/15/2022	1,000	1,272
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	600	543
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	800	813
6.212% due 11/22/2016	700	726
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	364	387
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	800	854
General Mills, Inc.
5.250% due 08/15/2013	120	128
Gerdau Trade, Inc.
5.750% due 01/30/2021	13,000	12,968
Hewlett-Packard Co.
4.500% due 03/01/2013	135	139
International Business Machines Corp.
5.700% due 09/14/2017	28,100	34,077
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	150	170
6.550% due 09/15/2040	500	561
Kraft Foods, Inc.
2.625% due 05/08/2013	1,835	1,876
6.125% due 02/01/2018	3,000	3,520
6.500% due 08/11/2017	360	429
6.875% due 02/01/2038	1,300	1,724

Noble Group Ltd.
4.875% due 08/05/2015		1,000	930
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		980	1,014
Pearson Dollar Finance PLC
5.500% due 05/06/2013		6,000	6,311
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	564
7.500% due 12/18/2013	GBP	200	334
PepsiCo, Inc.
4.650% due 02/15/2013		$165	173
Petro-Canada
6.050% due 05/15/2018		65	77
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	8,904
7.875% due 03/15/2019		14,120	16,921
Petroleos Mexicanos
8.000% due 05/03/2019		25,100	31,438
Plains All American Pipeline LP
6.650% due 01/15/2037		220	263
President and Fellows of Harvard College
6.000% due 01/15/2019		300	377
6.500% due 01/15/2039		21,000	30,184
Rohm and Haas Co.
6.000% due 09/15/2017		2,000	2,277
Suncor Energy, Inc.
5.950% due 12/01/2034		41	47
6.100% due 06/01/2018		65	77
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	9,683
Time Warner Cable, Inc.
5.850% due 05/01/2017		130	148
Time Warner, Inc.
7.625% due 04/15/2031		174	225
TransCanada PipeLines Ltd.
6.350% due 05/15/2067		365	367
Vale Overseas Ltd.
4.625% due 09/15/2020		1,300	1,350
6.250% due 01/23/2017		700	793
6.875% due 11/21/2036		700	799
Volkswagen International Finance NV
1.031% due 10/01/2012		900	899
Xerox Corp.
5.500% due 05/15/2012		425	432

			187,912

UTILITIES 0.8%
AES Corp.
8.000% due 10/15/2017		30	33
Alltel Corp.
7.000% due 07/01/2012		2,000	2,061
American Electric Power Co., Inc.
5.250% due 06/01/2015		535	586
AT&T, Inc.
4.950% due 01/15/2013		2,800	2,919
5.500% due 02/01/2018		3,055	3,540
5.600% due 05/15/2018		115	134
6.300% due 01/15/2038		1,900	2,337
Consolidated Natural Gas Co.
5.000% due 03/01/2014		180	194
Dominion Resources, Inc.
5.000% due 03/15/2013		36	38
Duke Energy Carolinas LLC
5.100% due 04/15/2018		120	140
Enel Finance International NV
6.800% due 09/15/2037		4,300	3,739
Florida Power & Light Co.
5.550% due 11/01/2017		120	145
Florida Power Corp.
5.650% due 06/15/2018		130	155
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	451
10.500% due 03/25/2014		700	789
Nevada Power Co.
6.500% due 08/01/2018		120	145
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	202
4.750% due 02/16/2021		200	202
5.000% due 10/19/2025		4,300	4,321
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,712
Southern California Edison Co.
5.625% due 02/01/2036		180	223

Southern California Gas Co.
5.450% due 04/15/2018		54	65
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	710
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	44
1.850% due 07/28/2014		19,000	207
Verizon Communications, Inc.
5.500% due 04/01/2017		$620	719
6.100% due 04/15/2018		140	168
Verizon Global Funding Corp.
7.750% due 12/01/2030		40	56
Verizon New Jersey, Inc.
5.875% due 01/17/2012		100	100
Virginia Electric and Power Co.
5.400% due 04/30/2018		650	776

			26,911

Total Corporate Bonds & Notes (Cost $803,970)			809,565

MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 0.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,186
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,434
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,170
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	1,801
7.550% due 04/01/2039		1,500	1,836
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		9,200	10,412
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		1,500	1,574
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	1,936
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	134
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		2,500	3,105
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,144
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,100
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	214
7.021% due 08/01/2040		300	321
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		400	407

			27,774

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031		2,000	2,158

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		1,000	1,029

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,100	1,206
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036		6,300	6,737
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		1,100	1,144
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		2,900	2,983

			12,070

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		2,100	2,406

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		1,900	2,391

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	4,816
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,100	1,387
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,079
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	10,798
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,223
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	20,000	21,707
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	19,656

		60,666

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,400	3,352

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	1,100	1,279

TEXAS 0.8%
Lower Colorado River Authority, Texas Revenue Bonds, Series 2011
5.000% due 05/15/2041	20,100	20,860
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	3,975
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,653

		26,488

Total Municipal Bonds & Notes (Cost $131,312)		139,613

U.S. GOVERNMENT AGENCIES 43.0%
Fannie Mae
0.354% due 07/25/2037	1,702	1,636
0.604% due 04/25/2037	2,140	2,131
0.744% due 09/25/2035	4,101	4,086
1.418% due 07/01/2044	305	307
1.789% due 08/01/2035	2,510	2,604
2.127% due 01/01/2035	475	493
2.183% due 08/01/2035	939	978
2.284% due 07/01/2035	2,396	2,523
2.350% due 09/01/2034	277	292
2.374% due 03/01/2033	29	30
2.381% due 05/25/2035	293	307
2.512% due 07/01/2034	18	19
3.000% due 02/01/2027	12,000	12,358
3.500% due 01/01/2027	6,100	6,380
3.845% due 04/01/2038	463	475
4.000% due 03/01/2039 - 01/01/2042	162,949	171,302
4.500% due 03/01/2023 - 01/01/2042	780,973	831,699
4.746% due 09/01/2035	378	404
4.835% due 04/01/2038	245	262
4.896% due 04/01/2038	396	422
5.000% due 02/01/2034 - 03/01/2035	4,700	5,083
5.500% due 12/01/2018 - 01/01/2042	79,457	86,748
5.782% due 02/01/2031	3	3
5.797% due 09/01/2037	212	228
6.000% due 10/01/2016 - 02/01/2042	67,123	74,017
6.500% due 04/01/2013 - 06/25/2044	411	459
7.000% due 03/01/2013 - 10/01/2031	19	21
7.500% due 09/01/2015 - 02/01/2027	178	208
9.000% due 06/01/2025	0	0
12.500% due 06/15/2015	0	0
Federal Housing Administration
7.430% due 01/25/2023	509	504
Freddie Mac
0.428% due 07/15/2019 - 08/15/2019	5,242	5,232
1.418% due 02/25/2045	264	253
2.384% due 12/01/2022	30	31
2.533% due 04/01/2033	5	5
2.615% due 07/01/2030	15	15
3.319% due 08/15/2032	430	453
4.000% due 01/01/2042	59,000	61,895
4.500% due 03/01/2030 - 01/01/2042	165,551	175,680
4.875% due 06/13/2018	1,000	1,207
4.915% due 04/01/2038	556	592

5.500% due 06/01/2019 - 01/01/2039		6,727	7,311
6.000% due 02/01/2016 - 01/01/2042		18,487	20,299
6.500% due 05/01/2016 - 05/15/2032		14,191	15,994
7.000% due 02/15/2027 - 07/01/2029		1,039	1,188
7.500% due 09/01/2025		9	10
8.000% due 01/01/2012		0	0
Ginnie Mae
0.883% due 02/16/2030		76	76
1.625% due 09/20/2023 - 08/20/2027		217	223
1.750% due 02/20/2032		584	605
2.125% due 10/20/2024 - 12/20/2026		207	213
2.375% due 06/20/2022 - 01/20/2026		405	420
6.000% due 04/15/2037		158	181
7.000% due 08/15/2031 - 02/20/2032		23	27
10.250% due 02/15/2017		313	338
Small Business Administration
4.430% due 05/01/2029		11,213	12,350
5.130% due 09/01/2023		475	521
5.520% due 06/01/2024		3,015	3,360

Total U.S. Government Agencies (Cost $1,489,128)			1,514,458

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)		18,464	19,266
0.625% due 07/15/2021 (f)		153,297	164,064
1.125% due 01/15/2021		14,801	16,516
1.250% due 07/15/2020		4,983	5,640
1.375% due 01/15/2020		19,265	21,946
1.750% due 01/15/2028 (d)		4,215	5,071
2.000% due 01/15/2026		2,396	2,946
2.375% due 01/15/2025 (d)		3,964	5,041
2.375% due 01/15/2027		4,042	5,223
2.500% due 01/15/2029 (d)(f)		20,353	27,183
3.375% due 04/15/2032		128	197
3.625% due 04/15/2028		1,680	2,498
3.875% due 04/15/2029 (d)(f)		8,401	13,105
U.S. Treasury Notes
1.375% due 11/30/2018 (d)		78,800	79,083
2.125% due 08/15/2021		46,400	47,574
2.625% due 08/15/2020		15,000	16,178
2.625% due 11/15/2020		8,900	9,580
3.375% due 11/15/2019		1,000	1,140
3.500% due 05/15/2020		4,500	5,176
3.625% due 02/15/2020		18,700	21,686
3.625% due 02/15/2021 (d)(f)(g)		85,600	99,363

Total U.S. Treasury Obligations (Cost $566,957)			568,476

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
2.294% due 02/25/2045		1,036	767
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	1,173	1,513
2.859% due 05/16/2047		4,900	6,293
Banc of America Funding Corp.
2.695% due 05/25/2035		$1,432	1,398
Banc of America Large Loan, Inc.
2.028% due 11/15/2015		955	865
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		86	91
BCAP LLC Trust
5.636% due 03/26/2037		600	443
BCRR Trust
5.858% due 07/17/2040		1,450	1,401
Bear Stearns Adjustable Rate Mortgage Trust
2.821% due 02/25/2033		60	48
2.845% due 01/25/2034		1,014	944
5.680% due 02/25/2033		42	39
Bear Stearns Alt-A Trust
2.592% due 05/25/2035		2,364	1,734
2.772% due 09/25/2035		1,143	725
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,057
5.471% due 01/12/2045		2,800	3,167
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		5,020	2,953
3.618% due 12/26/2046		1,448	859
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		15,000	16,607
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		553	454
2.726% due 03/25/2034		75	65
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		391	266

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		1,600	1,742
Countrywide Alternative Loan Trust
0.474% due 05/25/2047		2,118	1,079
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		739	504
2.745% due 02/20/2035		3,428	2,640
2.751% due 11/25/2034		2,012	1,454
5.750% due 05/25/2033		5	5
Credit Suisse Mortgage Capital Certificates
5.661% due 03/15/2039		1,400	1,508
Eclipse Ltd.
1.155% due 01/25/2020	GBP	10,686	13,741
European Loan Conduit
1.612% due 05/15/2019	EUR	327	345
Granite Master Issuer PLC
0.385% due 12/20/2054		$873	835
0.465% due 12/20/2054		18,846	18,017
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		266	245
0.374% due 01/25/2047 ^		238	225
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033		1,191	951
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	539
5.444% due 03/10/2039		3,000	3,260
GSR Mortgage Loan Trust
5.093% due 11/25/2035		1,996	1,744
Harborview Mortgage Loan Trust
2.768% due 07/19/2035		1,775	1,156
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	2,600	3,354
HSBC Asset Loan Obligation
2.773% due 09/25/2037		$9,722	5,243
Indymac ARM Trust
1.785% due 01/25/2032		10	8
Indymac Index Mortgage Loan Trust
2.409% due 01/25/2036		2,332	1,261
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		1,200	1,267
5.336% due 05/15/2047		3,600	3,833
5.440% due 06/12/2047		2,000	2,152
5.647% due 03/18/2051		1,800	1,748
5.794% due 02/12/2051		2,000	2,212
JPMorgan Mortgage Trust
5.750% due 01/25/2036		1,574	1,449
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,100	2,249
Mellon Residential Funding Corp.
0.758% due 06/15/2030		1,482	1,302
Merrill Lynch Floating Trust
0.814% due 07/09/2021		6,199	5,747
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		1,320	859
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	623
5.485% due 03/12/2051		3,000	3,168
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		276	228
1.270% due 10/25/2035		337	268
Morgan Stanley Capital
0.339% due 10/15/2020		381	379
4.970% due 12/15/2041		676	715
5.809% due 12/12/2049		20,600	22,782
5.879% due 06/11/2049		10,300	11,371
Morgan Stanley Dean Witter Capital
4.920% due 03/12/2035		555	572
Morgan Stanley Re-REMIC Trust
5.790% due 08/12/2045		3,800	3,929
Permanent Master Issuer PLC
0.483% due 10/15/2033		10,000	9,996
Prime Mortgage Trust
0.694% due 02/25/2019		22	21
0.694% due 02/25/2034		233	217
Structured Adjustable Rate Mortgage Loan Trust
5.350% due 07/25/2035		468	372
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037		3,161	1,574
0.535% due 07/19/2035		2,656	2,195
Structured Asset Securities Corp.
2.545% due 02/25/2032		29	27
2.650% due 10/25/2035		981	776
Thornburg Mortgage Securities Trust
5.314% due 10/25/2046		7,309	6,632
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021		1,613	1,534

5.308% due 11/15/2048		2,000	2,201
5.342% due 12/15/2043		4,000	4,234
5.678% due 05/15/2046		580	639
WaMu Mortgage Pass-Through Certificates
0.584% due 10/25/2045		573	414
1.408% due 11/25/2042		222	173
2.607% due 03/25/2037		5,505	4,143
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		2,629	2,042
2.690% due 06/25/2035		11,766	10,760
6.000% due 04/25/2037		15,500	13,771
6.000% due 08/25/2037		1,085	984

Total Mortgage-Backed Securities (Cost $212,775)			231,103

ASSET-BACKED SECURITIES 1.8%
AMMC CDO
0.731% due 05/03/2018		15,541	14,861
Asset-Backed Securities Corp. Home Equity
0.569% due 09/25/2034		778	687
AUTO ABS SRL
1.725% due 10/25/2020	EUR	531	674
Bear Stearns Asset-Backed Securities Trust
0.354% due 01/25/2037		$1,194	1,122
Carrington Mortgage Loan Trust
0.614% due 10/25/2035		345	318
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		1,373	1,306
0.554% due 05/25/2036		3,041	2,593
0.774% due 12/25/2031		243	122
Fremont Home Loan Trust
0.354% due 01/25/2037		115	111
GSAMP Trust
0.364% due 12/25/2036		542	358
GSPA Monetization Trust
6.422% due 10/09/2029		19,734	17,609
Gulf Stream Sextant CLO Ltd.
0.709% due 08/21/2020		9,845	9,556
HSBC Asset Loan Obligation
0.354% due 12/25/2036		572	410
HSBC Home Equity Loan Trust
0.575% due 01/20/2034		2,461	2,243
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		97	72
Marathon Financing BV
0.748% due 10/05/2026		2,963	2,946
Morgan Stanley Mortgage Loan Trust
0.654% due 04/25/2037		637	228
Penta CLO S.A.
1.917% due 06/04/2024	EUR	968	1,114
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		$6,964	6,925
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^		821	180
SLM Student Loan Trust
2.928% due 12/16/2019		1,000	1,018

Total Asset-Backed Securities (Cost $69,049)			64,453

SOVEREIGN ISSUES 5.2%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,000	1,275
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	168	90
10.000% due 01/01/2014		170	90
10.000% due 01/01/2017		6,523	3,361
Canada Government Bond
2.750% due 09/01/2016	CAD	8,800	9,212
3.250% due 06/01/2021		3,700	4,038
3.750% due 06/01/2019		2,200	2,471
4.250% due 06/01/2018		500	573
Canada Housing Trust No. 1
2.650% due 03/15/2022		4,200	4,181
3.350% due 12/15/2020		2,500	2,654
3.750% due 03/15/2020		5,900	6,447
3.800% due 06/15/2021		11,300	12,406
China Development Bank Corp.
5.000% due 10/15/2015		$100	109
Export-Import Bank of China
4.875% due 07/21/2015		500	540
Export-Import Bank of Korea
4.000% due 01/29/2021		1,000	970
5.875% due 01/14/2015		14,500	15,626
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	3,936	4,437

2.100% due 09/15/2021 (b)		6,709	6,512
Korea Finance Corp.
3.250% due 09/20/2016		$800	791
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,038
Mexico Government International Bond
6.000% due 06/18/2015	MXN	240,700	17,706
6.050% due 01/11/2040		$2,100	2,578
6.250% due 06/16/2016	MXN	52,000	3,845
9.500% due 12/18/2014		65,900	5,290
Panama Government International Bond
7.250% due 03/15/2015		$900	1,042
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	1,000	1,019
4.300% due 06/18/2042		1,200	1,388
Province of Ontario Canada
1.375% due 01/27/2014		$3,700	3,741
3.000% due 07/16/2018		1,000	1,053
3.150% due 06/02/2022	CAD	2,400	2,405
4.000% due 06/02/2021		16,400	17,697
4.200% due 03/08/2018		300	330
4.200% due 06/02/2020		8,800	9,645
4.300% due 03/08/2017		3,500	3,847
4.400% due 06/02/2019		2,400	2,672
4.600% due 06/02/2039		1,700	2,015
5.500% due 06/02/2018		700	822
Province of Quebec Canada
3.500% due 07/29/2020		$100	107
3.500% due 12/01/2022	CAD	1,800	1,841
4.250% due 12/01/2021		9,900	10,810
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		1,600	1,781
4.500% due 12/01/2018		2,800	3,125
4.500% due 12/01/2019		200	223
4.500% due 12/01/2020		1,000	1,113
Russia Government International Bond
3.625% due 04/29/2015		$500	504
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,428
Spain Government Bond
4.650% due 07/30/2025		7,600	8,963

Total Sovereign Issues (Cost $186,920)			183,922

	SHARES
CONVERTIBLE PREFERRED SECURITIES 2.6%
BANKING & FINANCE 2.6%
Wells Fargo & Co.
7.500% due 12/31/2049		86,198	90,960

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		260,000	99

Total Convertible Preferred Securities (Cost $80,036)			91,059

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 12/31/2049		2,500	1,792
DG Funding Trust
2.700% due 12/31/2049		1,065	7,999
Farm Credit Bank
10.000% due 12/31/2049		2,000	2,341
Union Planters Preferred Funding Corp.
7.750% due 12/31/2049		50	3,561

			15,693

INDUSTRIALS 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020		125	142

CoBank ACB
7.810% due 12/31/2049		72,000	3,472

			3,614

Total Preferred Securities (Cost $23,977)			19,307

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$28,000	27,963
Banco Bradesco S.A.
1.950% due 01/24/2013		2,400	2,419
Banco do Brasil S.A.
0.000% due 02/15/2012		16,200	16,170
Bank of Nova Scotia
0.700% due 10/18/2012		10,400	10,420
Itau Unibanco Holding S.A.
0.000% due 01/11/2012		7,300	7,291
0.000% due 02/06/2012		10,900	10,883

			75,146

COMMERCIAL PAPER 0.1%
Vodafone Group PLC
0.880% due 01/19/2012		4,400	4,398

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2012		5,580	5,580

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $5,694. Repurchase proceeds are $5,580.)
JAPAN TREASURY BILLS 6.9%
0.100% due 02/13/2012 - 03/26/2012 (a)	JPY	18,660,000	242,389

U.S. TREASURY BILLS 0.3%
0.034% due 01/05/2012 - 06/14/2012 (a)(d)		$9,108	9,107

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.2%
		14,812,450	148,332

Total Short-Term Instruments (Cost $481,689)			484,952

PURCHASED OPTIONS (i) 0.0%
(Cost $190)			263
Total Investments 117.0% (Cost $4,056,665)			$4,116,852
Written Options (j) (0.2%) (Premiums $16,037)			(6,605)
Other Assets and Liabilities (Net) (16.8%)			(591,459)

Net Assets 100.0%			$3,518,788

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $20,667 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $8,762 at a weighted average interest rate of (0.342%). On December 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $5,597 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	223	$70
90-Day Eurodollar June Futures	Long	06/2012	756	41
90-Day Eurodollar June Futures	Long	06/2013	1,955	2,103
90-Day Eurodollar June Futures	Long	06/2014	104	10
90-Day Eurodollar March Futures	Long	03/2014	501	912
90-Day Eurodollar September Futures	Long	09/2013	711	1,031
U.S. Treasury 5-Year Note March Futures	Long	03/2012	1,802	634
U.S. Treasury 10-Year Note March Futures	Long	03/2012	241	194

				$4,995

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $8,500 and cash of $1,375 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Depreciation
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	$279,900	$2,528	$(1,916)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	EUR	4,400	$618	$52
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022		91,200	1,012	2,915
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		36,500	1,492	1,060
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		35,400	2,501	769

						$5,623	$4,796

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	12/20/2020	4.832%	$4,700	$(1,060)	$(965)	$(95)
American International Group, Inc.	DUB	1.000%	12/20/2020	4.832%	15,700	(3,540)	(3,446)	(94)
American International Group, Inc.	UAG	1.000%	12/20/2020	4.832%	600	(135)	(132)	(3)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.463%	2,500	(35)	(44)	9
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.970%	4,300	(298)	(180)	(118)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.082%	1,900	(5)	0	(5)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	1.463%	1,200	(16)	(21)	5
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.992%	5,800	(438)	(233)	(205)
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	1.463%	1,200	(17)	(22)	5
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.422%	3,800	(63)	(25)	(38)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.525%	2,000	(47)	(19)	(28)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.350%	1,000	(13)	(16)	3
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.476%	56,000	(1,122)	(117)	(1,005)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.476%	32,500	(651)	(63)	(588)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.306%	7,100	(71)	(107)	36
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%	3,200	(32)	(87)	55
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%	1,600	(20)	(16)	(4)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%	2,000	(24)	(21)	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.525%	1,400	(33)	(9)	(24)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.350%	500	(6)	(5)	(1)

Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.578%		535	(16)	(21)	5
China Government International Bond	BPS	1.000%	03/20/2016	1.290%		300	(3)	4	(7)
China Government International Bond	BRC	1.000%	03/20/2016	1.290%		18,100	(206)	219	(425)
China Government International Bond	DUB	1.000%	09/20/2016	1.403%		800	(15)	4	(19)
China Government International Bond	FBF	1.000%	03/20/2015	1.087%		5,000	(11)	24	(35)
China Government International Bond	GST	1.000%	09/20/2016	1.403%		300	(5)	2	(7)
China Government International Bond	JPM	1.000%	09/20/2016	1.403%		1,700	(30)	10	(40)
China Government International Bond	MYC	1.000%	09/20/2016	1.403%		800	(14)	4	(18)
China Government International Bond	RYL	1.000%	09/20/2016	1.403%		600	(11)	4	(15)
China Government International Bond	UAG	1.000%	09/20/2016	1.403%		300	(5)	2	(7)
Dell, Inc.	CBK	1.000%	09/20/2013	0.616%		5,800	41	31	10
France Government Bond	BOA	0.250%	03/20/2016	2.031%		1,600	(113)	(65)	(48)
France Government Bond	BRC	0.250%	03/20/2016	2.031%		1,000	(70)	(37)	(33)
France Government Bond	BRC	0.250%	09/20/2016	2.128%		500	(41)	(31)	(10)
France Government Bond	DUB	0.250%	12/20/2015	1.997%		8,800	(574)	(540)	(34)
France Government Bond	DUB	0.250%	03/20/2016	2.031%		500	(35)	(20)	(15)
France Government Bond	HUS	0.250%	09/20/2016	2.128%		900	(74)	(46)	(28)
France Government Bond	MYC	0.250%	03/20/2016	2.031%		500	(35)	(17)	(18)
France Government Bond	RYL	0.250%	12/20/2015	1.997%		900	(59)	(18)	(41)
France Government Bond	RYL	0.250%	03/20/2016	2.031%		500	(35)	(17)	(18)
France Government Bond	UAG	0.250%	03/20/2016	2.031%		2,100	(148)	(85)	(63)
France Government Bond	UAG	0.250%	09/20/2016	2.128%		2,400	(196)	(92)	(104)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%		4,200	(207)	(83)	(124)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	1.936%		2,000	83	0	83
General Electric Capital Corp.	CBK	4.320%	12/20/2013	1.936%		1,900	91	0	91
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.936%		1,500	89	0	89
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.445%		2,100	(4)	(50)	46
General Electric Capital Corp.	MYC	1.000%	12/20/2015	2.342%		500	(25)	(10)	(15)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	2.489%		200	(14)	(17)	3
General Electric Capital Corp.	MYC	1.000%	06/20/2018	2.522%		500	(42)	(50)	8
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.997%		2,700	(117)	(41)	(76)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.725%		500	(12)	(11)	(1)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.838%		1,900	(63)	(43)	(20)
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.785%		1,300	(38)	(21)	(17)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.997%		2,100	(91)	(31)	(60)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.838%		1,900	(63)	(42)	(21)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.997%		900	(39)	(14)	(25)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%		300	(2)	5	(7)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%		600	(6)	8	(14)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%		900	(7)	14	(21)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%		1,100	(11)	10	(21)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.874%		300	(22)	(9)	(13)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	2.874%		300	(22)	(9)	(13)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	2.874%		400	(29)	(12)	(17)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	4.586%		2,600	(331)	(55)	(276)
MetLife, Inc.	DUB	1.000%	03/20/2015	2.873%		11,500	(644)	(694)	50
MetLife, Inc.	DUB	1.000%	03/20/2016	3.107%		2,200	(176)	(46)	(130)
MetLife, Inc.	JPM	1.000%	09/20/2013	2.347%		690	(16)	(39)	23
MetLife, Inc.	JPM	1.000%	03/20/2016	3.107%		2,700	(216)	(64)	(152)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.281%		300	(3)	(4)	1
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.173%		2,600	(13)	(58)	45
Mexico Government International Bond	CBK	1.000%	03/20/2015	1.173%		1,700	(9)	(39)	30
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.281%		700	(7)	(11)	4
Mexico Government International Bond	GST	1.000%	09/20/2016	1.454%		2,700	(55)	(13)	(42)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.364%		100	(2)	0	(2)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.454%		5,400	(108)	(22)	(86)
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.454%		3,500	(70)	(15)	(55)
Nucor Corp.	BPS	1.000%	06/20/2018	1.360%		500	(11)	1	(12)
Nucor Corp.	JPM	1.000%	06/20/2018	1.360%		4,800	(101)	11	(112)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.550%		2,400	8	0	8
Panama Government International Bond	MYC	0.750%	01/20/2012	0.550%		1,000	4	0	4
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	4.859%		22,700	(3,093)	(788)	(2,305)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.859%		1,400	(190)	(54)	(136)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%		400	(54)	(15)	(39)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%		50,000	(7,119)	(948)	(6,171)
South Korea Government Bond	BOA	1.000%	09/20/2016	1.543%		1,400	(33)	(1)	(32)
South Korea Government Bond	UAG	1.000%	09/20/2016	1.543%		1,500	(36)	0	(36)
Spain Government Bond	BOA	1.000%	03/20/2016	3.724%		500	(50)	(33)	(17)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		400	(41)	(27)	(14)
Spain Government Bond	GST	1.000%	06/20/2016	3.736%		1,000	(106)	(60)	(46)
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.411%	EUR	11,800	(88)	(177)	89
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.828%		$1,000	7	19	(12)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.828%		6,900	51	133	(82)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.792%		1,000	8	23	(15)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%		1,800	21	8	13
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%		9,600	101	111	(10)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%		1,200	8	21	(13)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		2,100	12	36	(24)

							$(22,184)	$(9,419)	$(12,765)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$1,200	$77	$119	$(42)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,000	80	130	(50)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	4,200	337	511	(174)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	35,700	2,866	4,592	(1,726)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	22,900	1,838	2,782	(944)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	600	48	78	(30)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	400	32	53	(21)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,000	80	130	(50)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	800	64	111	(47)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	2,600	223	276	(53)
CDX.EM-15 5-Year Index	JPM	5.000%	06/20/2016	1,900	163	251	(88)
CDX.HY-8 5-Year Index 35-100%	CBK	0.350%	06/20/2012	7,397	10	0	10
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	4,742	7	0	7
CDX.HY-8 5-Year Index 35-100%	CBK	0.400%	06/20/2012	1,802	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.700%	12/20/2012	11,670	84	0	84
CDX.IG-9 10-Year Index 30-100%	GST	0.540%	12/20/2017	1,061	14	0	14
CDX.IG-9 10-Year Index 30-100%	JPM	0.550%	12/20/2017	2,218	30	0	30
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,315	18	0	18
CDX.IG-10 5-Year Index 30-100%	GST	0.460%	06/20/2013	2,893	19	0	19

					$5,993	$9,033	$(3,040)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		$48,700	$163	$(63)	$226
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		10,100	44	(43)	87
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		19,300	278	(7)	285
Pay	1-Year BRL-CDI	10.570%	01/02/2012	UAG	BRL	2,300	(19)	(42)	23
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS		1,600	7	0	7
Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		10,100	215	0	215
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		12,600	386	(84)	470
Pay	1-Year BRL-CDI	14.760%	01/02/2012	HUS		600	36	4	32
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		2,400	1	(2)	3
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		9,300	6	(5)	11
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		2,700	19	(5)	24
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		4,000	34	0	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		160,800	2,630	(5)	2,635
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		38,200	642	10	632
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		29,800	500	2	498
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		82,800	1,338	(9)	1,347
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		8,700	149	(12)	161
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		2,600	49	6	43
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		10,800	222	15	207
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		11,600	240	17	223
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		2,700	60	9	51
Pay	1-Year BRL-CDI	12.450%	01/02/2013	BRC		6,800	85	3	82
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		22,000	441	39	402
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		14,300	183	11	172
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		16,600	353	57	296
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		1,800	1	(5)	6
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		12,800	13	(26)	39
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,500	4	(1)	5
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		2,500	9	2	7
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		3,100	31	(2)	33
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		4,300	46	2	44
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		4,000	46	0	46
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		2,800	63	0	63
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,200	151	(1)	152
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		2,800	71	8	63
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		13,400	393	62	331
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		1,400	42	9	33
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		189,400	5,945	1,549	4,396
Pay	3-Month CAD Bank Bill	5.700%	12/18/2024	RYL	CAD	30,800	2,368	(21)	2,389
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	BRC		$8,800	(165)	79	(244)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	MYC		13,400	(252)	129	(381)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	BRC	AUD	1,000	(3)	(1)	(2)
Pay	6-Month AUD Bank Bill	4.250%	06/15/2017	DUB		1,500	(5)	(1)	(4)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	CBK		2,100	64	16	48
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	DUB		1,100	34	9	25
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	GLM		20,000	606	77	529
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	RYL		2,100	64	17	47
Pay	6-Month AUD Bank Bill	5.250%	06/15/2022	CBK		6,000	301	(43)	344
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	BRC	EUR	2,800	116	(47)	163
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC		8,300	1,129	108	1,021
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	BRC		12,500	113	(123)	236
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	2,200	207	39	168
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		43,200	4,065	2,422	1,643
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	72,800	(41)	36	(77)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		250,100	(142)	95	(237)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		12,400	(8)	2	(10)
Pay	28-Day MXN TIIE	6.350%	06/02/2021	MYC		11,300	(22)	3	(25)

							$23,306	$4,289	$19,017

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$48,200	$190	$263

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	454	$362	$(36)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,100	$258	$(42)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	112,000	392	(361)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	104,000	134	(382)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	251,300	1,179	(341)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	50,000	285	(68)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	140,000	162	(486)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	96,400	193	(5)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	56,400	213	(31)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	35,100	295	(14)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	68,000	159	(396)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,200	29	(2)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	18,500	83	(65)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	37,800	267	(213)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	32,400	192	(13)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	70,000	255	(376)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	48,000	169	(258)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	17,000	105	(7)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	128,700	357	(454)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	152,700	1,203	(61)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	68,000	524	(383)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	42,300	462	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,100	198	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	50,800	552	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,100	42	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	33,400	363	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	104,100	746	(523)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	68,000	354	(334)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	57,800	587	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,600	163	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	94,500	842	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	15,800	190	(103)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	27,300	675	(4)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	20,600	355	(135)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	74,600	1,028	(488)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	48,000	783	(314)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	22,600	359	(148)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,100	228	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	64,900	901	(425)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	16,200	98	0

							$15,380	$(6,444)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$6,500	$55	$(25)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	15,700	140	(62)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,400	83	(27)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,300	17	(11)

						$295	$(125)

(k)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$7,032	$5,753	0.16%

(l)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2042	$108,000	$115,459	$(116,691)

(m)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,000	01/2012	FBL	$0	$(15)	$(15)
Sell		700	01/2012	HUS	0	(11)	(11)
Sell		5,437	02/2012	CBK	7	(76)	(69)
Buy	BRL	9,932	01/2012	HUS	30	0	30
Sell		9,932	01/2012	HUS	55	0	55
Buy		39,109	01/2012	JPM	118	0	118
Sell		39,109	01/2012	JPM	84	(23)	61
Buy		76,380	01/2012	MSC	30	(1,749)	(1,719)
Sell		142,769	01/2012	MSC	29	(420)	(391)
Buy		7,357	01/2012	UAG	22	0	22
Sell		7,357	01/2012	UAG	69	(13)	56
Buy		36,280	03/2012	JPM	12	0	12
Sell	CAD	16,743	02/2012	BRC	5	(81)	(76)
Sell		8,434	02/2012	CBK	2	(100)	(98)
Sell		20,492	02/2012	DUB	0	(135)	(135)
Sell		926	02/2012	GST	0	(10)	(10)
Buy		4,643	02/2012	JPM	40	0	40
Sell		12,473	02/2012	JPM	7	(111)	(104)
Sell		822	02/2012	MSC	0	(6)	(6)
Sell		37,292	02/2012	RBC	10	(173)	(163)
Sell		18,728	02/2012	UAG	0	(124)	(124)
Buy	CNY	2,263	02/2012	BRC	3	0	3
Buy		50,500	02/2012	CBK	139	0	139
Buy		33,912	06/2012	BRC	30	0	30
Sell		5,765	06/2012	BRC	0	(6)	(6)
Buy		36,269	06/2012	CBK	8	(4)	4
Buy		13,398	06/2012	DUB	0	(16)	(16)
Sell		3,194	06/2012	FBL	0	(2)	(2)
Buy		51,728	06/2012	HUS	30	0	30
Sell		4,444	06/2012	HUS	2	0	2
Buy		75,390	06/2012	JPM	62	(14)	48
Sell		10,854	06/2012	JPM	0	(6)	(6)
Buy		8,288	06/2012	MSC	2	0	2
Sell		3,194	06/2012	UAG	0	(2)	(2)
Buy		44,374	02/2013	CBK	0	(39)	(39)
Buy		40,000	02/2013	HUS	0	(40)	(40)
Buy	EUR	57,564	01/2012	BRC	0	(2,423)	(2,423)
Sell		59,766	01/2012	BRC	4,387	0	4,387
Buy		49,297	01/2012	CBK	0	(587)	(587)
Sell		7,096	01/2012	CBK	53	0	53
Buy		32,190	01/2012	DUB	0	(2,936)	(2,936)
Sell		67,540	01/2012	DUB	4,715	0	4,715
Sell		112,024	01/2012	FBL	4,668	0	4,668
Sell		9,322	01/2012	GST	320	0	320
Buy		9,373	01/2012	JPM	0	(112)	(112)
Sell		7,936	01/2012	JPM	469	0	469
Sell		3,554	01/2012	MSC	51	0	51
Buy		753	01/2012	RBC	0	(61)	(61)
Sell		8,759	01/2012	RBC	295	0	295
Buy		20,617	01/2012	UAG	0	(201)	(201)

Sell		15,046	01/2012	UAG	466	0	466
Sell		34,802	02/2012	BRC	434	0	434
Sell		49,297	02/2012	CBK	594	0	594
Sell		7,308	02/2012	JPM	76	0	76
Sell		20,617	02/2012	UAG	204	0	204
Sell	GBP	5,936	01/2012	BRC	90	0	90
Sell		23,331	01/2012	GST	272	0	272
Sell		1,470	01/2012	JPM	15	0	15
Buy		30,737	01/2012	RBC	0	(400)	(400)
Sell		1,059	02/2012	BRC	0	(15)	(15)
Sell		30,737	02/2012	RBC	399	0	399
Sell	IDR	27,549,000	01/2012	BRC	76	0	76
Buy		29,822,590	01/2012	CBK	0	(62)	(62)
Sell		31,004,550	01/2012	MSC	66	0	66
Sell		19,121,000	01/2012	UAG	40	0	40
Sell		5,479,000	07/2012	BRC	7	0	7
Sell		503,977	07/2012	GST	1	0	1
Buy		88,847,937	07/2012	HUS	0	(418)	(418)
Sell		35,013,000	07/2012	HUS	50	0	50
Sell	INR	101,840	07/2012	DUB	161	0	161
Sell		427,978	07/2012	JPM	664	0	664
Buy		529,818	07/2012	UAG	0	(1,885)	(1,885)
Sell	JPY	13,590	01/2012	DUB	0	0	0
Sell		147,417	02/2012	BRC	1	0	1
Sell		206,578	02/2012	CBK	0	(20)	(20)
Sell		147,417	02/2012	DUB	0	0	0
Sell		142,774	02/2012	HUS	0	(30)	(30)
Sell		148,368	02/2012	JPM	0	0	0
Sell		147,417	02/2012	UAG	0	0	0
Sell		180,029	02/2012	WST	0	(37)	(37)
Sell		6,974,652	03/2012	BRC	0	(1,112)	(1,112)
Sell		3,566,011	03/2012	CBK	0	(593)	(593)
Sell		6,999,337	03/2012	JPM	0	(1,118)	(1,118)
Sell	KRW	35,130,311	02/2012	CBK	1,159	0	1,159
Sell		682,000	02/2012	GST	17	0	17
Sell		1,728,000	02/2012	JPM	34	0	34
Sell		692,000	02/2012	MSC	13	0	13
Buy		38,232,311	02/2012	UAG	0	(2,990)	(2,990)
Buy	MXN	14,959	03/2012	BRC	1	0	1
Buy		27,594	03/2012	HUS	1	(51)	(50)
Sell		340,480	03/2012	HUS	893	0	893
Sell		40,113	03/2012	MSC	142	0	142
Sell		48,063	03/2012	UAG	175	0	175
Sell	MYR	19,739	04/2012	CBK	185	0	185
Buy		19,739	04/2012	UAG	0	(307)	(307)
Sell	PHP	367,316	03/2012	BRC	209	0	209
Buy		111,700	03/2012	CBK	0	(27)	(27)
Sell		15,000	03/2012	CBK	0	(4)	(4)
Sell		25,710	03/2012	GST	14	0	14
Buy		23,000	03/2012	HUS	0	(4)	(4)
Buy		393,475	03/2012	JPM	0	(81)	(81)
Sell		145,306	03/2012	JPM	9	(23)	(14)
Buy		25,157	03/2012	MSC	0	(4)	(4)
Buy	TWD	10,000	01/2012	BRC	0	(19)	(19)
Sell		15,763	01/2012	BRC	0	(6)	(6)
Buy		48,516	01/2012	JPM	0	(88)	(88)
Sell		42,753	01/2012	MSC	0	(12)	(12)
Sell	ZAR	247	01/2012	BRC	0	0	0
Sell		6,054	01/2012	GST	14	0	14
Buy		7,601	01/2012	JPM	0	(104)	(104)
Sell		1,300	01/2012	JPM	1	0	1

					$22,237	$(18,906)	$3,331

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$8,685	$996	$9,681
Corporate Bonds & Notes
Banking & Finance	0	591,644	3,098	594,742
Industrials	0	185,917	1,995	187,912
Utilities	0	26,911	0	26,911
Municipal Bonds & Notes
California	0	27,774	0	27,774
Florida	0	2,158	0	2,158
Georgia	0	1,029	0	1,029
Illinois	0	12,070	0	12,070
Nebraska	0	2,406	0	2,406
Nevada	0	2,391	0	2,391
New York	0	60,666	0	60,666
Ohio	0	3,352	0	3,352
Pennsylvania	0	1,279	0	1,279

Texas	0	26,488	0	26,488
U.S. Government Agencies	0	1,513,954	504	1,514,458
U.S. Treasury Obligations	0	568,476	0	568,476
Mortgage-Backed Securities	0	230,660	443	231,103
Asset-Backed Securities	0	46,844	17,609	64,453
Sovereign Issues	0	183,922	0	183,922
Convertible Preferred Securities
Banking & Finance	90,960	0	0	90,960
Industrials	0	0	99	99
Preferred Securities
Banking & Finance	3,561	4,133	7,999	15,693
Industrials	142	3,472	0	3,614
Short-Term Instruments
Certificates of Deposit	0	75,146	0	75,146
Commercial Paper	0	4,398	0	4,398
Repurchase Agreements	0	5,580	0	5,580
Japan Treasury Bills	0	242,389	0	242,389
U.S. Treasury Bills	0	9,107	0	9,107
PIMCO Short-Term Floating NAV Portfolio	148,332	0	0	148,332
Purchased Options
Interest Rate Contracts	0	263	0	263
	$242,995	$3,841,114	$32,743	$4,116,852

Short Sales, at value	$0	$(116,691)	$0	$(116,691)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	900	0	900
Foreign Exchange Contracts	0	22,237	0	22,237
Interest Rate Contracts	4,995	24,793	0	29,788
	$4,995	$47,930	$0	$52,925

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(18,622)	0	(18,622)
Foreign Exchange Contracts	0	(18,906)	0	(18,906)
Interest Rate Contracts	0	(7,459)	(125)	(7,584)

	$0	$(44,987)	$(125)	$(45,112)

Totals	$247,990	$3,727,366	$32,618	$4,007,974

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$992	$999	$(1,000)	$0	$0	$4	$0	$0	$995	$(4)
Corporate Bonds & Notes
Banking & Finance	4,238	0	(1,100)	(13)	0	(28)	0	0	3,097	(19)
Industrials	2,039	0	0	1	0	(45)	0	0	1,995	(45)
U.S. Government Agencies	532	0	(29)	0	0	1	0	0	504	0
Mortgage-Backed Securities	0	467	0	1	0	(25)	0	0	443	(25)
Asset-Backed Securities	44,817	10,113	(3,456)	131	17	(1,555)	0	(32,456)	17,611	(1,790)
Preferred Securities
Banking & Finance	8,089	0	0	0	0	(90)	0	0	7,999	(90)
Convertible Preferred Securities	0	0	0	0	0	99	0	0	99	99

	60,707	11,579	(5,585)	120	17	(1,639)	0	(32,456)	32,743	(1,874)
Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(2,692)	$0	$0	$0	$1,563	$1,004	$0	$0	$(125)	$57

Totals	$58,015	$11,579	$(5,585)	$120	$1,580	$(635)	$0	$(32,456)	$32,618	$(1,817)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 18.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$211
American Express Bank FSB
0.426% due 06/12/2012		400	399
American Express Credit Corp.
5.875% due 05/02/2013		200	210
6.625% due 09/24/2012	GBP	50	80
7.300% due 08/20/2013		$400	434
American International Group, Inc.
1.753% due 07/19/2013	EUR	100	121
4.950% due 03/20/2012		$100	99
5.850% due 01/16/2018		5,000	4,901
6.400% due 12/15/2020		500	505
6.765% due 11/15/2017	GBP	2,411	3,547
8.000% due 05/22/2068	EUR	10,000	10,419
8.175% due 05/15/2068		$1,000	900
8.625% due 05/22/2068	GBP	2,350	2,956
Bank of America Corp.
4.750% due 05/23/2017	EUR	2,600	2,490
6.500% due 08/01/2016		$4,300	4,335
Bank of Montreal
1.300% due 10/31/2014		3,000	2,997
Barclays Bank PLC
5.450% due 09/12/2012		2,100	2,146
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,005
BNP Paribas S.A.
0.791% due 04/08/2013		20	19
Citigroup Capital XXI
8.300% due 12/21/2077		3,100	3,104
Citigroup, Inc.
1.307% due 02/15/2013		60	59
4.750% due 05/19/2015		700	710
5.500% due 08/27/2012		2,000	2,033
Countrywide Financial Corp.
5.800% due 06/07/2012		100	100
Credit Agricole S.A.
8.375% due 10/29/2049		500	378
General Electric Capital Corp.
6.875% due 01/10/2039		300	360
Goldman Sachs Group, Inc.
1.435% due 02/07/2014		5,000	4,676
1.884% due 02/04/2013	EUR	50	62
6.150% due 04/01/2018		$800	827
6.250% due 09/01/2017		3,800	3,978
6.375% due 05/02/2018	EUR	1,000	1,334
HBOS PLC
0.728% due 09/06/2017		$4,300	3,045
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,678
JPMorgan Chase & Co.
1.296% due 05/02/2014		9,700	9,420
7.900% due 04/29/2049		3,100	3,312
Kreditanstalt fuer Wiederaufbau
3.125% due 06/15/2018	EUR	10,000	13,753
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,600	1,521
Merrill Lynch & Co., Inc.
1.850% due 01/31/2014	EUR	900	1,027
5.450% due 02/05/2013		$900	907
6.050% due 08/15/2012		1,900	1,928
6.875% due 04/25/2018		3,700	3,652
Morgan Stanley
0.883% due 10/15/2015		8,100	6,816
1.807% due 03/01/2013	EUR	50	61
4.100% due 01/26/2015		$5,000	4,750
Pacific LifeCorp
6.000% due 02/10/2020		300	320
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	210
SLM Corp.
6.250% due 01/25/2016		900	876
SLM Corp. CPI Linked Bond
5.993% due 11/21/2013		45	44

UBS AG
5.750% due 04/25/2018		200	207
Wachovia Corp.
5.750% due 02/01/2018		1,000	1,137
Wells Fargo & Co.
4.792% due 05/10/2012	AUD	30	31
5.625% due 12/11/2017		$500	571
7.980% due 03/29/2049		10,000	10,762

			122,423

INDUSTRIALS 2.6%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		6,000	7,180
Dow Chemical Co.
4.850% due 08/15/2012		500	512
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		500	565
8.625% due 04/28/2034		800	946
Gerdau Holdings, Inc.
7.000% due 01/20/2020		200	212
Time Warner, Inc.
6.100% due 07/15/2040		1,500	1,761
Vale Overseas Ltd.
6.875% due 11/10/2039		5,800	6,661

			17,837

UTILITIES 0.0%
AT&T, Inc.
4.950% due 01/15/2013		10	11

Total Corporate Bonds & Notes (Cost $139,854)			140,271

MUNICIPAL BONDS & NOTES 3.9%
CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040		4,300	5,497
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015		100	102
Long Beach Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035		200	50
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		2,300	3,013

			8,662

NEW YORK 1.7%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		2,000	2,471
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023		2,000	2,266
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051		6,500	6,711

			11,448

TEXAS 0.9%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048		600	680
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046		5,150	5,888

			6,568

Total Municipal Bonds & Notes (Cost $26,030)			26,678

U.S. GOVERNMENT AGENCIES 54.7%
Fannie Mae
0.844% due 06/25/2041		34	34
2.935% due 11/01/2021		11,782	12,028
3.500% due 10/25/2041 - 01/01/2042		226,357	231,556
4.000% due 01/01/2039 - 01/01/2042		65,994	69,379
4.500% due 02/01/2031 - 01/01/2042		28,960	30,858
5.000% due 07/01/2033 - 05/01/2041		14,510	15,705
5.500% due 11/01/2032 - 07/01/2041		5,962	6,499
Freddie Mac
2.000% due 08/25/2016		600	625
2.500% due 05/27/2016		100	106
4.875% due 06/13/2018		200	241

Ginnie Mae
0.000% due 11/20/2039 (a)		3,500	2,659

Total U.S. Government Agencies (Cost $367,394)			369,690

U.S. TREASURY OBLIGATIONS 17.8%
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2021		100	108
1.750% due 01/15/2028 (h)		10,981	13,210
2.125% due 02/15/2040		26	35
U.S. Treasury Notes
0.875% due 12/31/2016 (b)		900	902
1.375% due 11/30/2018 (f)(g)		16,700	16,760
1.375% due 12/31/2018 (b)		9,900	9,920
1.500% due 08/31/2018		9,900	10,048
2.000% due 11/15/2021		4,500	4,550
2.125% due 08/15/2021 (g)		63,000	64,595

Total U.S. Treasury Obligations (Cost $118,627)			120,128

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Corp.
2.695% due 05/25/2035		72	70
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		50	52
Bear Stearns Adjustable Rate Mortgage Trust
5.680% due 02/25/2033		10	10
Countrywide Home Loan Mortgage Pass-Through Trust
2.763% due 11/19/2033		1,057	995
Credit Suisse First Boston Mortgage Securities Corp.
2.538% due 09/25/2033		24	23
GSR Mortgage Loan Trust
2.685% due 09/25/2035		374	327
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		1,613	1,220
Prime Mortgage Trust
5.000% due 02/25/2019		30	31

Total Mortgage-Backed Securities (Cost $2,681)			2,728

ASSET-BACKED SECURITIES 0.0%
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		47	46
HSBC Home Equity Loan Trust
0.435% due 03/20/2036		62	58
0.555% due 01/20/2035		85	75
SMS Student Loan Trust
0.615% due 10/28/2028		45	44
0.625% due 04/28/2029		29	29

Total Asset-Backed Securities (Cost $246)			252

SOVEREIGN ISSUES 5.2%
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		200	242
Export-Import Bank of Korea
5.125% due 06/29/2020		5,000	5,258
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	1,468	1,425
Korea Development Bank
4.375% due 08/10/2015		$5,000	5,152
Province of British Columbia Canada
4.300% due 06/18/2042	CAD	1,600	1,850
Province of Ontario Canada
1.600% due 09/21/2016		$11,700	11,680
3.000% due 07/16/2018		200	211
United Kingdom Gilt
4.250% due 09/07/2039	GBP	4,800	9,152

Total Sovereign Issues (Cost $34,551)			34,970

SHORT-TERM INSTRUMENTS 36.1%
CERTIFICATES OF DEPOSIT 1.1%
Abbey National Treasury Services PLC
1.718% due 04/25/2013		$30	30

Itau Unibanco Holding S.A.
0.000% due 01/17/2012	7,100	7,095

		7,125

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2012	2,102	2,102
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $2,144. Repurchase proceeds are $2,102.)

U.S. TREASURY BILLS 0.3%
0.032% due 01/19/2012 - 06/28/2012 (c)(f)	2,250	2,250

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 34.4%
	23,246,205	232,787

Total Short-Term Instruments (Cost $244,254)		244,264

Total Investments 138.8% (Cost $933,637)		$938,981
Other Assets and Liabilities (Net) (38.8%)		(262,517)

Net Assets 100.0%		$676,464

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $3,147 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $3,223 and cash of $1 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	310	$23
90-Day Eurodollar March Futures	Long	03/2013	10	8
U.S. Treasury 10-Year Note March Futures	Long	03/2012	1,168	661
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	9	(3)

				$689

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $36 and cash of $1 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	EUR	800	$9	$17

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.753%	$900	$11	$8	$3
Australia Government Bond	GST	1.000%	09/20/2016	0.753%	900	10	8	2
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%	900	(15)	(17)	2
China Government International Bond	HUS	1.000%	06/20/2016	1.350%	1,000	(15)	(20)	5
France Government Bond	CBK	0.250%	12/20/2015	1.997%	4,000	(261)	(221)	(40)
France Government Bond	CBK	0.250%	09/20/2016	2.128%	2,000	(163)	(135)	(28)
France Government Bond	UAG	0.250%	12/20/2015	1.997%	7,800	(508)	(422)	(86)
Germany Government Bond	HUS	0.250%	09/20/2016	0.956%	3,700	(119)	(109)	(10)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%	3,400	(28)	(32)	4
Japan Government International Bond	GST	1.000%	09/20/2016	1.353%	900	(14)	(9)	(5)
Japan Government International Bond	UAG	1.000%	12/20/2015	1.219%	3,400	(27)	1	(28)
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.362%	500	(7)	(9)	2
Republic of Italy Government Bond	CBK	1.000%	03/20/2016	4.859%	2,100	(287)	(272)	(15)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.859%	5,000	(681)	(675)	(6)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.846%	2,700	(384)	(382)	(2)
Republic of Italy Government Bond	UAG	1.000%	03/20/2016	4.859%	800	(109)	(104)	(5)
Spain Government Bond	CBK	1.000%	06/20/2016	3.736%	1,500	(159)	(174)	15
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.911%	3,700	16	30	(14)

						$(2,740)	$(2,534)	$(206)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	GLM	$100	$1	$0	$1

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	BRC		29,800	(559)	268	(827)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	BRC	EUR	700	6	0	6
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS	MXN	1,000	0	1	(1)

							$(552)	$269	$(821)

(j)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$65,000	$67,920	$(67,920)
Fannie Mae	4.500%	01/01/2042	28,000	29,708	(29,802)
Fannie Mae	5.000%	01/01/2042	14,000	15,102	(15,127)
Fannie Mae	5.500%	01/01/2042	5,000	5,440	(5,445)

				$118,170	$(118,294)

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	500	02/2012	CBK	$0	$(8)	$(8)
Sell	CAD	1,753	02/2012	DUB	0	(2)	(2)
Buy	CNY	12,212	06/2012	HUS	19	0	19
Buy		18,644	06/2012	JPM	30	0	30
Sell	EUR	1,415	01/2012	BRC	56	0	56
Sell		5,390	01/2012	CBK	81	0	81
Sell		3,597	01/2012	DUB	201	0	201
Sell		1,500	01/2012	FBL	63	0	63
Buy		1,500	01/2012	GST	0	(27)	(27)
Sell		491	01/2012	GST	22	0	22
Sell		29,435	01/2012	JPM	1,886	0	1,886
Sell		697	01/2012	RBC	29	0	29
Sell		1,701	01/2012	UAG	81	0	81
Sell		1,500	02/2012	GST	27	0	27
Buy	GBP	5,486	01/2012	CBK	0	0	0
Sell		5,486	01/2012	RBC	72	0	72
Buy		5,486	02/2012	RBC	0	(71)	(71)
Sell		1	03/2012	BRC	0	0	0
Sell		2,100	03/2012	CBK	0	(1)	(1)
Buy		5,294	03/2012	JPM	0	(55)	(55)
Sell		20,286	03/2012	JPM	328	(1)	327
Buy	MXN	100	03/2012	HUS	0	0	0
Sell		6	03/2012	HUS	0	0	0

					$2,895	$(165)	$2,730

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$122,423	$0	$122,423
Industrials	0	17,837	0	17,837
Utilities	0	11	0	11
Municipal Bonds & Notes
California	0	8,662	0	8,662
New York	0	11,448	0	11,448
Texas	0	6,568	0	6,568
U.S. Government Agencies	0	369,690	0	369,690
U.S. Treasury Obligations	0	120,128	0	120,128
Mortgage-Backed Securities	0	2,728	0	2,728
Asset-Backed Securities	0	252	0	252
Sovereign Issues	0	34,970	0	34,970
Short-Term Instruments
Certificates of Deposit	0	7,125	0	7,125
Repurchase Agreements	0	2,102	0	2,102
U.S. Treasury Bills	0	2,250	0	2,250
PIMCO Short-Term Floating NAV Portfolio	232,787	0	0	232,787
	$232,787	$706,194	$0	$938,981

Short Sales, at value	$0	$(118,294)	$0	$(118,294)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	33	0	33
Foreign Exchange Contracts	0	2,895	0	2,895
Interest Rate Contracts	692	24	0	716
	$692	$2,952	$0	$3,644

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(239)	0	(239)
Foreign Exchange Contracts	0	(165)	0	(165)
Interest Rate Contracts	(3)	(828)	0	(831)

	$(3)	$(1,232)	$0	$(1,235)

Totals	$233,476	$589,620	$0	$823,096

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.4%
AES Corp.
4.250% due 05/27/2018		$25,805	$25,817
Ally Financial, Inc.
6.000% due 06/11/2012		4,000	3,840
Charter Communications, Inc.
3.830% due 09/06/2016		14,886	14,593
Del Monte Foods Co.
4.500% due 02/16/2018		22,388	21,324
Delos Aircraft, Inc.
7.000% due 03/17/2016		14,700	14,796
DigitalGlobe, Inc.
5.750% due 09/21/2018		14,500	14,283
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		9,453	9,436
First Data Corp.
3.044% due 09/24/2014		42,351	38,353
HCA, Inc.
2.546% due 11/17/2013		11,948	11,781
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		72,672	72,521
JBS USA LLC
4.250% due 05/25/2018		4,988	4,875
Kinetic Concepts, Inc.
7.000% due 05/04/2018		16,750	16,922
NRG Energy, Inc.
4.000% due 07/01/2018		51,728	51,695
Penn National Gaming, Inc.
3.750% due 07/14/2018		16,915	16,993
Quintiles Transnational Corp.
5.000% due 06/08/2018		25,870	25,471
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		4,243	4,226
Springleaf Finance Corp.
5.500% due 05/10/2017		121,530	106,073
Terex Corp.
5.500% due 04/28/2017		6,683	6,720
6.000% due 04/28/2017	EUR	14,165	18,470
U.S. Airways Group, Inc.
2.796% due 03/23/2014		$4,931	4,267
Vodafone Group PLC
6.250% due 07/24/2016		20,000	20,000
6.875% due 08/17/2015		17,125	17,125
Warner Chilcott Co. LLC
4.250% due 03/15/2018		2,963	2,931

Total Bank Loan Obligations (Cost $540,869)			522,512

CORPORATE BONDS & NOTES 33.7%
BANKING & FINANCE 25.0%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		68,600	61,616
Ally Financial, Inc.
3.963% due 06/20/2014		70,200	65,999
8.000% due 03/15/2020		1,200	1,233
American Express Bank FSB
5.500% due 04/16/2013		11,000	11,503
6.000% due 09/13/2017		1,600	1,815
American Express Centurion Bank
6.000% due 09/13/2017		200	226
American Express Co.
6.150% due 08/28/2017		100	115
7.000% due 03/19/2018		13,400	16,210
7.250% due 05/20/2014		1,000	1,118
American Express Credit Corp.
5.875% due 05/02/2013		200	210
American International Group, Inc.
4.250% due 05/15/2013		4,500	4,499
4.250% due 09/15/2014		29,000	28,202
4.950% due 03/20/2012		500	496
5.450% due 05/18/2017		19,500	18,682
5.600% due 10/18/2016		1,500	1,448
5.850% due 01/16/2018		400	392
6.765% due 11/15/2017	GBP	220	324
8.000% due 05/22/2068	EUR	900	938
8.250% due 08/15/2018		$15,730	16,688
8.625% due 05/22/2068	GBP	200	252

ASIF Global Financing XIX
4.900% due 01/17/2013		$15,200	15,339
Banco Bradesco S.A.
2.561% due 05/16/2014		49,700	48,815
Banco Santander Brasil S.A.
2.659% due 03/18/2014		47,300	45,090
Banco Santander Chile
2.006% due 01/19/2016		26,300	24,459
2.875% due 11/13/2012		43,900	44,188
Bank of America Corp.
0.661% due 10/14/2016		1,700	1,337
1.848% due 01/30/2014		47,600	43,000
4.500% due 04/01/2015		5,000	4,829
5.375% due 09/11/2012		7,000	7,087
5.625% due 07/01/2020		5,000	4,625
5.650% due 05/01/2018		73,000	69,623
5.750% due 12/01/2017		3,240	3,065
6.000% due 09/01/2017		1,610	1,575
7.375% due 05/15/2014		19,100	19,817
7.625% due 06/01/2019		11,500	11,907
Bank of America N.A.
6.000% due 06/15/2016		200	191
Banque PSA Finance S.A.
2.481% due 04/04/2014		65,600	60,787
Barclays Bank PLC
1.438% due 01/13/2014		95,400	92,522
2.375% due 01/13/2014		76,300	74,724
5.125% due 01/08/2020		5,000	5,143
5.450% due 09/12/2012		800	817
6.050% due 12/04/2017		38,062	34,592
6.750% due 05/22/2019		600	666
7.700% due 04/29/2049		1,919	1,608
10.179% due 06/12/2021		17,380	18,460
14.000% due 11/29/2049	GBP	1,130	1,992
Barnett Capital III
1.054% due 02/01/2027		$900	652
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	28,195
7.250% due 02/01/2018		52,900	62,080
BNP Paribas S.A.
5.186% due 06/29/2049		4,200	2,814
7.195% due 06/29/2049		1,000	708
BPCE S.A.
2.375% due 10/04/2013		2,500	2,422
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	10,659
Capital One Capital VI
8.875% due 05/15/2040		9,700	10,102
CIT Group, Inc.
7.000% due 05/01/2015		3,213	3,223
7.000% due 05/01/2016		12,855	12,871
7.000% due 05/01/2017		26,352	26,384
CitiFinancial, Inc.
6.625% due 06/01/2015		100	105
Citigroup, Inc.
1.564% due 06/28/2013	EUR	100	124
2.453% due 08/13/2013		$16,300	16,006
3.953% due 06/15/2016		3,000	2,993
4.587% due 12/15/2015		2,200	2,216
5.300% due 10/17/2012		500	508
5.500% due 04/11/2013		300	306
6.000% due 08/15/2017		7,000	7,346
6.125% due 11/21/2017		9,790	10,464
6.125% due 05/15/2018		6,640	7,075
8.500% due 05/22/2019		1,920	2,263
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.500% due 01/11/2021		202,300	210,469
6.875% due 03/19/2020	EUR	5,000	5,552
11.000% due 12/29/2049		$300	353
Countrywide Financial Corp.
5.800% due 06/07/2012		28,700	28,764
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		58,600	56,340
Credit Suisse
6.000% due 02/15/2018		8,100	7,997
Dexia Credit Local S.A.
0.908% due 04/29/2014		10,600	9,623
1.710% due 02/19/2013	EUR	4,000	5,006
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$3,800	3,807
5.625% due 09/15/2015		600	623
5.875% due 08/02/2021		24,525	25,598
6.625% due 08/15/2017		62,400	68,022
7.000% due 10/01/2013		16,825	17,884
7.000% due 04/15/2015		858	924
7.500% due 08/01/2012		11,440	11,814

7.800% due 06/01/2012		53,734	54,885
8.000% due 06/01/2014		3,400	3,703
8.700% due 10/01/2014		4,215	4,718
FUEL Trust
3.984% due 12/15/2022		2,300	2,302
General Electric Capital Corp.
0.703% due 12/20/2013		4,000	3,882
1.234% due 01/07/2014		18,100	17,844
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		850	734
1.762% due 11/15/2014	EUR	100	115
1.884% due 02/04/2013		100	124
3.625% due 02/07/2016		$95,600	92,475
4.750% due 01/28/2014	EUR	30	39
5.250% due 07/27/2021		$24,200	23,643
5.375% due 02/15/2013	EUR	19,900	25,867
5.375% due 03/15/2020		$98,750	97,596
5.750% due 10/01/2016		200	208
5.950% due 01/18/2018		500	513
6.150% due 04/01/2018		12,500	12,914
6.250% due 09/01/2017		15,050	15,756
7.500% due 02/15/2019		21,190	23,428
HSBC Bank PLC
3.100% due 05/24/2016		69,100	69,189
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,000	1,858
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		500	418
HSBC Finance Corp.
0.653% due 01/15/2014		1,800	1,659
0.957% due 06/01/2016		4,100	3,433
6.676% due 01/15/2021		55,200	57,176
HSBC Holdings PLC
5.100% due 04/05/2021		79,900	85,027
6.500% due 05/02/2036		2,300	2,327
HSBC USA Capital Trust I
7.808% due 12/15/2026		1,000	993
International Lease Finance Corp.
5.000% due 09/15/2012		3,300	3,300
5.300% due 05/01/2012		3,800	3,810
5.400% due 02/15/2012		300	301
5.625% due 09/20/2013		10,480	10,284
5.750% due 05/15/2016		12,500	11,607
5.875% due 05/01/2013		2,529	2,504
6.250% due 05/15/2019		41,300	38,196
6.500% due 09/01/2014		78,200	80,351
6.625% due 11/15/2013		4,700	4,700
6.750% due 09/01/2016		70,400	72,512
Intesa Sanpaolo SpA
6.500% due 02/24/2021		80,600	66,235
JPMorgan Chase & Co.
3.450% due 03/01/2016		116,600	118,597
4.250% due 10/15/2020		14,200	14,321
4.400% due 07/22/2020		10,100	10,329
4.625% due 05/10/2021		127,700	132,325
6.300% due 04/23/2019		1,000	1,134
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,379
JPMorgan Chase Capital XX
6.550% due 09/15/2066		$3,600	3,636
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,206	1,218
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	11,000	12,641
7.867% due 12/17/2019		850	990
7.875% due 11/01/2020		$560	430
8.500% due 12/29/2049		3,600	2,502
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	7,701
9.334% due 02/07/2020	GBP	2,200	2,725
15.000% due 12/21/2019	EUR	1,100	1,509
Lloyds TSB Bank PLC
2.766% due 01/24/2014		$11,100	10,506
4.375% due 01/12/2015		1,100	1,060
4.385% due 05/29/2049	EUR	600	464
5.800% due 01/13/2020		$10,300	9,791
6.375% due 01/21/2021		61,300	61,514
6.500% due 03/24/2020	EUR	10,000	10,213
12.000% due 12/29/2049		$57,000	52,291
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		364	404
Merrill Lynch & Co., Inc.
1.771% due 08/25/2014	EUR	1,300	1,435
1.777% due 05/30/2014		300	336
2.154% due 09/27/2012		4,200	5,269
5.000% due 02/03/2014		$5,000	4,977

5.000% due 01/15/2015		13,886	13,388
5.450% due 02/05/2013		6,750	6,801
5.450% due 07/15/2014		4,500	4,465
5.571% due 10/04/2012		3,000	3,006
6.050% due 08/15/2012		7,100	7,204
6.150% due 04/25/2013		4,427	4,470
6.400% due 08/28/2017		6,950	6,739
6.875% due 04/25/2018		41,700	41,155
MetLife Institutional Funding II
1.481% due 04/04/2014		64,000	63,901
Morgan Stanley
2.875% due 07/28/2014		29,200	27,519
4.930% due 03/01/2013	AUD	3,900	3,848
5.300% due 03/01/2013		$100	101
5.500% due 01/26/2020		9,000	8,203
5.500% due 07/24/2020		1,300	1,184
5.500% due 07/28/2021		29,700	27,501
5.550% due 04/27/2017		940	908
5.750% due 10/18/2016		500	488
5.750% due 01/25/2021		106,400	99,387
5.950% due 12/28/2017		500	477
6.000% due 04/28/2015		5,900	5,916
6.250% due 08/28/2017		19,200	18,816
6.600% due 04/01/2012		1,000	1,008
6.625% due 04/01/2018		1,900	1,878
7.300% due 05/13/2019		9,500	9,686
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,355
MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,516
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	254	372
National Australia Bank Ltd.
1.111% due 04/11/2014		$21,800	21,595
Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,581
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	56,175
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		32,700	28,831
Rabobank Capital Funding Trust II
5.260% due 12/29/2049		300	286
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		3,200	3,009
RBS Capital Trust
6.467% due 12/29/2049	EUR	1,150	758
RBS Capital Trust I
4.709% due 12/29/2049		$900	483
RBS Capital Trust III
5.512% due 09/29/2049		2,000	1,070
RCI Banque S.A.
2.261% due 04/11/2014		21,500	20,503
4.600% due 04/12/2016		14,400	13,723
Resona Bank Ltd.
5.850% due 09/29/2049		600	597
Royal Bank of Scotland Group PLC
2.438% due 01/28/2016	EUR	3,800	3,545
4.375% due 03/16/2016		$71,400	68,192
4.625% due 09/22/2021	EUR	1,600	1,318
4.875% due 03/16/2015		$18,400	17,609
5.500% due 03/23/2020	EUR	350	423
5.625% due 08/24/2020		$45,400	43,603
6.400% due 10/21/2019		52,650	49,349
6.666% due 04/29/2049	CAD	5,200	3,328
6.990% due 10/29/2049		$20,945	13,222
7.387% due 12/29/2049	GBP	939	879
7.640% due 03/29/2049		$8,600	4,655
7.648% due 08/29/2049		2,125	1,458
Royal Bank Of Scotland NV
1.240% due 03/09/2015		4,500	3,364
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,000	1,015
SLM Corp.
0.718% due 01/27/2014		22,600	20,440
3.125% due 09/17/2012	EUR	2,300	2,942
6.250% due 01/25/2016		$17,900	17,426
8.450% due 06/15/2018		8,430	8,725
Societe Generale S.A.
4.196% due 01/29/2049	EUR	100	67
5.922% due 04/29/2049		$200	122
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	4,443
5.750% due 09/15/2016		$900	637
Stone Street Trust
5.902% due 12/15/2015		29,800	27,402

UBS AG
4.280% due 04/29/2049	EUR	3,100	3,024
4.875% due 08/04/2020		$71,200	70,813
5.750% due 04/25/2018		13,600	14,105
5.875% due 12/20/2017		2,100	2,189
Wachovia Bank N.A.
0.876% due 03/15/2016		8,100	7,258
Waha Aerospace BV
3.925% due 07/28/2020		45,990	47,324
Wells Fargo Bank N.A.
0.671% due 05/16/2016		500	440
4.750% due 02/09/2015		1,000	1,044
Weyerhaeuser Co.
7.375% due 10/01/2019		25,136	28,354
7.375% due 03/15/2032		1,200	1,261
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049	EUR	1,200	1,402

			3,879,120

INDUSTRIALS 6.9%
Altria Group, Inc.
4.125% due 09/11/2015		$600	652
9.700% due 11/10/2018		9,100	12,256
American Airlines Pass-Through Trust
10.375% due 01/02/2021 ^		2,816	2,957
American Airlines, Inc.
10.500% due 10/15/2012 ^		17,810	17,098
Anadarko Petroleum Corp.
6.450% due 09/15/2036		14,200	16,215
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,624
Barrick North America Finance LLC
4.400% due 05/30/2021		18,000	19,524
Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,316
Boston Scientific Corp.
6.000% due 01/15/2020		5,000	5,589
Braskem Finance Ltd.
5.750% due 04/15/2021		1,000	1,002
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,338
California Institute of Technology
4.700% due 11/01/2111		25,000	25,250
CBS Corp.
8.875% due 05/15/2019		5,000	6,429
Centex Corp.
5.700% due 05/15/2014		1,000	988
6.500% due 05/01/2016		4,500	4,309
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,062
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,820
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		482	489
Continental Airlines, Inc.
6.750% due 09/15/2015		5,200	4,979
CVS Pass-Through Trust
7.507% due 01/10/2032		41,932	48,633
Daimler Finance North America LLC
1.184% due 03/28/2014		64,700	62,480
6.500% due 11/15/2013		5,000	5,449
7.300% due 01/15/2012		4,150	4,158
8.500% due 01/18/2031		2,000	2,800
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (k)		5,243	5,308
Deluxe Corp.
5.125% due 10/01/2014		6,900	6,934
Dow Chemical Co.
4.850% due 08/15/2012		900	921
DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,562
6.500% due 04/15/2016		4,330	4,509
6.875% due 05/01/2013		9,900	10,395
El Paso Corp.
7.800% due 08/01/2031		100	116
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		34,500	36,695
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		575	605
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		8,510	8,829
6.510% due 03/07/2022		28,850	29,427
7.343% due 04/11/2013		500	526
8.125% due 07/31/2014		700	758

8.146% due 04/11/2018		12,400	14,012
9.250% due 04/23/2019		28,300	33,787
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		909	967
General Electric Co.
5.250% due 12/06/2017		5,000	5,748
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,239
Harvest Operations Corp.
6.875% due 10/01/2017		$5,500	5,720
HCA, Inc.
5.750% due 03/15/2014		5,000	5,125
6.500% due 02/15/2020		7,600	7,904
7.875% due 02/15/2020		10,000	10,850
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		13,000	13,617
JC Penney Corp., Inc.
9.000% due 08/01/2012		10,538	10,933
KB Home
5.875% due 01/15/2015		1,200	1,110
6.250% due 06/15/2015		10,000	9,250
7.250% due 06/15/2018		1,300	1,176
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		15,000	16,359
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		8,800	9,063
Masco Corp.
4.800% due 06/15/2015		3,000	2,979
5.850% due 03/15/2017		2,500	2,499
6.125% due 10/03/2016		5,000	5,137
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	12,455
McKesson Corp.
7.500% due 02/15/2019		5,000	6,412
MGM Resorts International
11.125% due 11/15/2017		5,000	5,725
13.000% due 11/15/2013		5,000	5,962
Nabors Industries, Inc.
6.150% due 02/15/2018		1,100	1,230
New York Times Co.
5.000% due 03/15/2015		2,000	1,945
Noble Group Ltd.
6.625% due 08/05/2020		500	430
6.750% due 01/29/2020		500	435
Office Depot, Inc.
6.250% due 08/15/2013		8,557	8,022
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,445
Pactiv Corp.
8.125% due 06/15/2017		5,000	4,025
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	30,140
Pemex Project Funding Master Trust
5.750% due 03/01/2018		9,700	10,718
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	12,703
Petroleos Mexicanos
5.500% due 01/21/2021		50,100	54,609
Pulte Group, Inc.
5.200% due 02/15/2015		4,715	4,432
Reynolds American, Inc.
6.750% due 06/15/2017		2,500	2,846
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	8,896
7.875% due 08/15/2019		2,375	2,494
8.750% due 10/15/2016		4,500	4,759
Rohm and Haas Co.
6.000% due 09/15/2017		700	797
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,525
RR Donnelley & Sons Co.
6.125% due 01/15/2017		3,065	2,866
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	4,752
RZD Capital Ltd.
5.739% due 04/03/2017		24,000	24,240
Staples, Inc.
9.750% due 01/15/2014		6,000	6,865
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		2,000	2,075
Steel Dynamics, Inc.
7.375% due 11/01/2012		11,295	11,789
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,938
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,597

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,964
Toll Brothers Finance Corp.
8.910% due 10/15/2017	1,700	1,962
Transocean, Inc.
6.500% due 11/15/2020	51,300	53,064
UAL Pass-Through Trust
10.400% due 05/01/2018	15,818	17,498
United Airlines, Inc.
1.000% due 05/07/2024 ^(q)	300	85
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020	500	510
UST LLC
6.625% due 07/15/2012	10,000	10,288
Volkswagen International Finance NV
1.031% due 10/01/2012	200	200
1.191% due 04/01/2014	23,100	22,651
1.875% due 04/01/2014	89,900	90,181
Volvo Treasury AB
5.950% due 04/01/2015	25,000	26,578
Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,584
WM Wrigley Jr. Co.
2.450% due 06/28/2012	18,000	18,136
WPP Finance UK
5.875% due 06/15/2014	18,751	20,045
Wynn Las Vegas LLC
7.750% due 08/15/2020	28,050	31,276
7.875% due 11/01/2017	3,125	3,445

		1,072,071

UTILITIES 1.8%
AES Corp.
7.375% due 07/01/2021	725	785
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,000	6,042
BellSouth Corp.
4.463% due 04/26/2021	40,000	40,447
BP Capital Markets PLC
2.750% due 02/27/2012	3,890	3,901
3.125% due 03/10/2012	4,850	4,873
3.125% due 10/01/2015	19,800	20,761
3.625% due 05/08/2014	4,900	5,153
3.750% due 06/17/2013	1,060	1,097
4.500% due 10/01/2020	36,000	39,707
4.750% due 03/10/2019	3,480	3,870
Cleveland Electric Illuminating Co.
5.650% due 12/15/2013	17,195	18,363
Dominion Resources, Inc.
4.450% due 03/15/2021	40,000	44,620
7.500% due 06/30/2066	5,000	5,255
Duke Energy Corp.
3.950% due 09/15/2014	300	320
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	4,400	4,549
6.400% due 09/15/2020	6,462	6,881
Embarq Corp.
6.738% due 06/01/2013	600	625
7.082% due 06/01/2016	10,300	11,177
Enel Finance International NV
3.875% due 10/07/2014	8,800	8,573
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	5,000	5,129
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	4,000	4,507
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	1,750	1,794
Korea Electric Power Corp.
3.000% due 10/05/2015	1,000	1,007
Midwest Generation LLC
8.560% due 01/02/2016	2,164	2,185
NGPL PipeCo LLC
6.514% due 12/15/2012	4,000	4,042
NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,848
Qwest Corp.
7.625% due 06/15/2015	7,200	8,016
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,200	4,515
TNK-BP Finance S.A.
6.250% due 02/02/2015	4,500	4,686
6.625% due 03/20/2017	6,200	6,355
7.875% due 03/13/2018	4,400	4,746

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,200	2,164

		279,993

Total Corporate Bonds & Notes (Cost $5,251,714)		5,231,184

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
ProLogis
2.250% due 04/01/2037	2,000	2,005

INDUSTRIALS 0.0%
Amgen, Inc.
0.000% due 03/01/2032	6,900	5,486

Total Convertible Bonds & Notes (Cost $7,231)		7,491

MUNICIPAL BONDS & NOTES 5.8%
ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	24,288

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,314

CALIFORNIA 3.1%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,509
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	912
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	11,834
7.500% due 04/01/2034	3,900	4,683
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	74,500	92,060
7.950% due 03/01/2036	76,325	86,383
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,872
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,959
5.000% due 04/01/2038	400	408
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	3,300	3,985
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	753
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	27,145
6.200% due 03/01/2019	30,000	34,493
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,400
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (e)	1,100	709
5.000% due 06/01/2033	3,500	2,449
5.750% due 06/01/2047	3,625	2,630
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	25,505
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,853
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	12,000	15,298
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,000	6,191
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	28,416
6.166% due 07/01/2040	13,500	14,714
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	15,469
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	3,300	3,470
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	6,296
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	10,292
5.813% due 06/01/2040	6,000	6,780
Metropolitan Water District of Southern California Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	88
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	13,100	14,664

Riverside CA Sewer Revenue, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,381
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2022	3,000	3,506
Sacramento Municipal Utility District, California Revenue Notes, Series 2011
5.000% due 08/15/2021	5,000	6,038
San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,256
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	100
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	782
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2041 (e)	7,500	2,159
0.000% due 09/01/2046 (e)	12,930	3,595
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,667
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	5,472
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	864
6.583% due 05/15/2049	10,300	12,376
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	7,925

		490,341

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	206
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	20,577

		20,783

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	170

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	307
Seminole County, Florida Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,568

		7,875

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	15,000	15,434

ILLINOIS 0.4%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,516
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	21,600	25,231
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	500	510
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,927
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.457% due 01/01/2019	350	358
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	900	902
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,400	1,400
4.421% due 01/01/2015	9,600	9,965
Illinois State General Obligation Notes, Series 2011
4.961% due 03/01/2016	16,835	17,798
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 12/15/2028	300	303

		68,910

INDIANA 0.1%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,661

Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,528

		11,189

LOUISIANA 0.0%
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	291

MASSACHUSETTS 0.1%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
2.147% due 07/01/2020	450	455
Massachusetts Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
7.900% due 08/01/2032	125	132
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,938

		8,525

MICHIGAN 0.1%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	290
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2026	8,590	9,558

		9,848

MINNESOTA 0.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,439

NEVADA 0.1%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,518
5.000% due 06/01/2038	1,500	1,548

		9,066

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	11,800	12,832

NEW YORK 0.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	613
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.465% due 06/15/2031	100	122
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	9,265
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2031	10,740	11,763
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	4,921
5.487% due 12/01/2022	8,370	9,621
5.687% due 12/01/2023	6,470	7,576
5.887% due 12/01/2024	3,845	4,567
6.246% due 06/01/2035	7,300	8,140
New York City, New York General Obligation Notes, (BABs), Series 2010
3.947% due 10/01/2019	9,350	10,037
4.047% due 10/01/2020	8,300	8,754
4.787% due 12/01/2018	4,525	5,125
4.937% due 12/01/2019	3,075	3,519
5.037% due 12/01/2020	3,075	3,454
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,903
4.905% due 11/01/2024	300	337
5.075% due 11/01/2025	1,500	1,704
5.808% due 08/01/2030	5,000	5,413
New York Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,468
5.750% due 06/01/2043	6,100	4,630
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	2,000	2,153
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	445

		110,530

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,454

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	698
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	744
5.875% due 06/01/2047	25,325	18,209
6.500% due 06/01/2047	9,295	7,323
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	35	36

		27,010

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,887
5.501% due 06/15/2023	3,500	3,910
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	330

		8,127

PUERTO RICO 0.0%
Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2002
5.500% due 05/15/2039	1,700	1,489
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	14

		1,503

TEXAS 0.2%
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
6.125% due 11/01/2035	740	740
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.508% due 02/15/2031	100	125
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
8.454% due 02/01/2027	100	124
8.538% due 10/01/2031	170	217
North Texas Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	3,180
0.000% due 09/01/2043	3,800	508
5.500% due 09/01/2041	7,500	8,279
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,800
Texas State General Obligation Bonds, (BABs), Series 2010
4.273% due 04/01/2026	4,000	4,463
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,904
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	538

		34,878

UTAH 0.1%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,709

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	648

WASHINGTON 0.1%
Tacoma WA Electric System Revenue, Washington Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	12,723

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,750	4,160

Total Municipal Bonds & Notes (Cost $812,651)		905,047

U.S. GOVERNMENT AGENCIES 29.2%
Fannie Mae
0.000% due 03/25/2019 (b)	0	0
0.317% due 12/25/2036	224	214
0.354% due 07/25/2037	324	312
0.394% due 01/25/2021	44	44
0.414% due 03/25/2034	240	238
0.424% due 03/25/2036	137	128
0.444% due 08/25/2034	85	83
0.494% due 10/27/2037	400	398
0.594% due 12/25/2028	16	16

0.644% due 09/25/2042	86	85
0.735% due 10/18/2030	9	9
0.794% due 03/25/2017	31	31
0.944% due 05/25/2030	384	384
1.194% due 04/25/2032	6	6
1.418% due 08/01/2042 - 09/01/2044	546	558
1.625% due 11/25/2023	95	98
2.187% due 12/01/2034	183	190
2.244% due 12/01/2034	126	131
2.260% due 06/01/2035	313	330
2.277% due 08/01/2029	24	25
2.300% due 03/01/2036	503	531
2.359% due 09/01/2039	33	35
2.375% due 09/01/2035	1,326	1,401
2.378% due 01/01/2036	321	337
2.381% due 02/01/2036	126	133
2.405% due 09/01/2031	25	27
2.438% due 06/01/2030	1	1
2.493% due 09/01/2034	47	50
2.521% due 11/01/2034	992	1,054
2.548% due 12/01/2035	12	13
3.000% due 02/01/2027	6,000	6,179
3.366% due 05/01/2036	50	51
3.410% due 05/01/2036	311	327
3.500% due 10/01/2025 - 02/01/2042	2,468,393	2,556,213
4.000% due 03/01/2013 - 01/01/2042	1,043,141	1,098,317
4.360% due 08/01/2028	11	12
4.415% due 03/01/2027	2	2
4.500% due 11/01/2024 - 01/01/2042	75,233	80,140
4.527% due 12/01/2036	96	101
5.000% due 12/01/2013 - 06/01/2040	244,789	263,805
5.500% due 06/01/2023 - 01/01/2042	59,548	64,874
5.610% due 01/25/2032	139	151
5.750% due 02/25/2033	289	306
6.000% due 04/25/2043 - 07/25/2044	282	314
6.473% due 10/25/2031	92	97
6.500% due 06/17/2038	100	105
6.589% due 10/25/2031	508	565
7.500% due 12/25/2019 - 09/25/2022	576	646
8.500% due 10/25/2019	12	13
9.000% due 12/25/2019	52	59
Federal Housing Administration
1.000% due 07/01/2020	1,126	1,114
7.397% due 11/01/2019	0	0
7.430% due 07/01/2018 - 07/01/2024	39	39
7.465% due 11/01/2019	52	51
Financing Corp.
0.000% due 10/05/2018 - 09/26/2019	5,464	4,810
Freddie Mac
0.478% due 10/15/2020	31	31
0.628% due 12/15/2029	159	160
0.778% due 01/15/2032	29	30
1.263% due 10/15/2020	3	3
1.399% due 10/25/2044	597	585
1.609% due 07/25/2044	3,466	3,535
1.743% due 10/25/2021 (a)	38,013	4,136
2.095% due 09/01/2035	25	26
2.348% due 12/01/2032	14	15
2.481% due 08/01/2035	55	58
2.493% due 03/01/2036	354	374
2.521% due 09/01/2035	15	15
3.273% due 05/01/2025	6	6
4.000% due 01/01/2042	1,000	1,049
4.500% due 09/01/2039 - 01/01/2042	148,064	156,926
5.000% due 04/15/2018 - 04/01/2030	31,125	33,484
5.500% due 03/01/2023 - 01/01/2042	16,034	17,400
6.500% due 10/25/2043	155	174
6.555% due 09/25/2029	374	397
6.734% due 12/25/2030	184	200
7.000% due 06/15/2013	31	31
7.002% due 11/25/2030	128	133
7.500% due 08/15/2030	47	55
Ginnie Mae
0.585% due 05/20/2037	4,347	4,351
0.783% due 04/16/2032	23	23
0.833% due 12/16/2025	104	104
1.625% due 09/20/2023 - 07/20/2030	74	76
2.000% due 07/20/2026 - 09/20/2026	43	44
2.125% due 12/20/2021 - 10/20/2029	101	103
2.375% due 06/20/2021 - 04/20/2030	349	360
3.500% due 11/20/2017 - 01/01/2042	150,576	157,306
4.000% due 12/20/2017	5	6
4.500% due 08/15/2033	25	27
5.500% due 10/15/2034 - 06/20/2035	847	889
6.000% due 06/20/2038	348	384
7.500% due 08/20/2029	119	137

8.000% due 03/20/2030		33	40
8.500% due 04/20/2030 - 03/20/2031		4	5
NCUA Guaranteed Notes
0.804% due 03/09/2021		20,224	20,259
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 05/02/2016		21,330	25,064
Residual Funding Corp. Strips
0.000% due 10/15/2019		12,600	10,944
Small Business Administration
4.760% due 09/01/2025		261	286
4.875% due 09/10/2013		123	128
5.600% due 09/01/2028		669	759
6.220% due 12/01/2028		742	849
7.190% due 12/01/2019		195	218
7.200% due 10/01/2019		834	927
Tennessee Valley Authority
5.250% due 09/15/2039		5,000	6,395
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (e)		2,000	2,100

Total U.S. Government Agencies (Cost $4,447,656)			4,535,760

U.S. TREASURY OBLIGATIONS 47.8%
U.S. Treasury Bonds
3.125% due 11/15/2041		12,200	12,751
3.750% due 08/15/2041 (k)		423,300	496,716
3.875% due 08/15/2040		33,900	40,553
4.375% due 02/15/2038		3,100	4,003
4.375% due 11/15/2039		516	669
4.375% due 05/15/2040		35,400	45,893
4.625% due 02/15/2040		43,000	57,889
4.750% due 02/15/2041		59,400	81,712
6.250% due 08/15/2023		70,000	100,155
7.125% due 02/15/2023		37,900	57,306
7.250% due 08/15/2022		32,350	48,955
7.500% due 11/15/2024		6,800	10,849
7.625% due 11/15/2022		73,000	113,618
7.875% due 02/15/2021 (m)		51,600	78,730
8.000% due 11/15/2021		80,372	125,594
8.125% due 05/15/2021		33,000	51,330
8.125% due 08/15/2021		35,400	55,431
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2021 (l)		210,357	225,131
1.125% due 01/15/2021		76,872	85,778
1.250% due 07/15/2020 (j)(l)(m)		331,806	375,536
2.125% due 02/15/2041 (m)		211,122	285,263
U.S. Treasury Notes
0.375% due 10/31/2012 (j)		1,000	1,002
1.375% due 11/30/2018		197,600	198,310
1.375% due 12/31/2018 (c)		22,000	22,045
1.500% due 07/31/2016 (j)		4,400	4,551
1.875% due 08/31/2017		200	209
2.000% due 11/15/2021 (k)		1,446,200	1,462,244
2.125% due 08/15/2021 (k)		1,209,800	1,240,424
2.250% due 03/31/2016 (j)		15,200	16,219
2.250% due 07/31/2018 (j)(l)(m)		788,500	838,828
2.625% due 08/15/2020		18,800	20,276
2.625% due 11/15/2020		500	538
3.125% due 05/15/2019		109,600	122,872
3.125% due 05/15/2021 (k)(m)		1,034,200	1,154,345
3.625% due 08/15/2019		64	74
4.875% due 02/15/2012		1,500	1,509

Total U.S. Treasury Obligations (Cost $7,254,970)			7,437,308

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
2.766% due 05/25/2035		52	50
2.847% due 09/25/2035		36	25
5.323% due 10/25/2035		7,104	5,647
American General Mortgage Loan Trust
5.150% due 03/25/2058		6,041	6,187
American Home Mortgage Assets
0.484% due 05/25/2046		1,132	511
0.504% due 10/25/2046		341	138
1.168% due 09/25/2046		2,439	1,099
American Home Mortgage Investment Trust
2.294% due 02/25/2045		2,526	1,869
2.301% due 09/25/2045		1,298	936
2.434% due 10/25/2034		130	110
Arran Residential Mortgages Funding PLC
2.660% due 11/19/2047	EUR	12,120	15,671
Banc of America Alternative Loan Trust
5.750% due 04/25/2033		$866	910
6.000% due 01/25/2036		2,337	1,675

Banc of America Funding Corp.
0.515% due 06/20/2047	22,972	15,747
0.574% due 07/25/2037	8,636	5,553
0.584% due 07/25/2037	11,927	7,333
2.695% due 05/25/2035	72	70
5.500% due 09/25/2034	4,730	4,527
5.743% due 01/20/2047	871	553
5.806% due 03/25/2037 ^	54	35
5.964% due 10/20/2046	7,366	5,567
6.000% due 03/25/2037	7,000	5,285
Banc of America Large Loan, Inc.
2.028% due 11/15/2015	31,287	28,336
Banc of America Mortgage Securities, Inc.
2.841% due 02/25/2034	369	303
2.870% due 01/25/2035	835	687
2.881% due 05/25/2034	3,120	2,637
2.881% due 02/25/2036	166	118
6.500% due 09/25/2033	276	291
BCAP LLC Trust
2.612% due 10/26/2036	1,180	29
5.250% due 02/26/2036	9,246	9,269
5.250% due 04/26/2037	21,026	19,134
5.250% due 06/26/2037	4,600	4,377
5.636% due 03/26/2037	13,300	9,815
9.530% due 04/26/2037	6,292	1,246
10.491% due 06/26/2036	12,979	1,493
12.286% due 02/26/2036	3,521	1,151
BCRR Trust
5.790% due 08/17/2045	6,890	7,648
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	404	346
2.400% due 10/25/2035	1,196	938
2.447% due 04/25/2034	351	300
2.575% due 10/25/2033	59	56
2.595% due 08/25/2033	1,086	1,027
2.697% due 01/25/2035	1,577	1,303
2.710% due 03/25/2035	1,966	1,831
2.733% due 08/25/2035	3,914	2,154
2.814% due 05/25/2034	42	33
2.827% due 07/25/2034	282	226
2.845% due 01/25/2034	840	782
2.853% due 02/25/2034	86	74
2.870% due 05/25/2034	149	132
2.958% due 10/25/2034	172	130
3.016% due 03/25/2035	4,685	4,431
3.207% due 11/25/2034	21	19
5.131% due 05/25/2047	1,186	726
5.397% due 02/25/2036	27,555	23,211
Bear Stearns Alt-A Trust
0.454% due 02/25/2034	76	56
0.454% due 08/25/2036	5,242	2,330
0.494% due 02/25/2034	303	111
0.974% due 09/25/2034	391	303
0.994% due 09/25/2034	2,644	2,072
2.515% due 11/25/2036	3,979	1,974
2.517% due 01/25/2036	4,157	2,018
2.592% due 05/25/2035	7,460	5,824
2.690% due 11/25/2035 ^	393	217
2.733% due 08/25/2036 ^	37	16
2.772% due 09/25/2035	3,244	2,057
2.823% due 11/25/2036	6,610	3,207
5.017% due 11/25/2036	1,837	976
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036	478	281
3.618% due 12/26/2046	2,321	1,377
Chase Mortgage Finance Corp.
2.498% due 03/25/2037	279	196
2.738% due 02/25/2037	768	659
2.748% due 02/25/2037	879	832
2.760% due 02/25/2037	369	344
2.770% due 07/25/2037	299	295
Chaseflex Trust
0.754% due 07/25/2037 ^	940	487
6.000% due 02/25/2037 ^	1,821	1,342
6.350% due 08/25/2037	6,000	4,029
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	1,128	1,083
Citigroup Commercial Mortgage Trust
0.348% due 04/15/2022	176	174
4.639% due 05/15/2043	1,216	1,222
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035	1,990	1,775
2.230% due 09/25/2035	541	483
2.450% due 09/25/2035	7,864	6,275
2.666% due 11/25/2036 ^	2,057	1,094
2.700% due 08/25/2035	1,517	1,131

2.828% due 02/25/2034		546	515
5.500% due 09/25/2035		606	592
5.611% due 09/25/2037 ^		14,655	8,303
6.118% due 09/25/2037 ^		10,183	6,607
Citimortgage Alternative Loan Trust
6.000% due 10/25/2037		20,425	15,359
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		381	395
Countrywide Alternative Loan Trust
0.435% due 05/20/2046		3	3
0.454% due 02/25/2047		586	331
0.464% due 01/25/2037		758	379
0.465% due 02/20/2047		832	372
0.474% due 05/25/2047		9,655	4,919
0.480% due 12/20/2046		11,759	5,408
0.484% due 11/25/2046		425	232
0.494% due 06/25/2037		62	34
0.495% due 03/20/2046		4,845	2,391
0.495% due 07/20/2046		1,267	435
0.574% due 12/25/2035		553	330
0.574% due 02/25/2037		705	334
0.644% due 05/25/2037		159	66
0.664% due 02/25/2037		29,739	9,833
0.744% due 09/25/2035		10,693	7,007
0.794% due 12/25/2035		12,963	6,690
0.794% due 05/25/2037		3,875	1,712
1.194% due 12/25/2036 ^		15,720	7,156
1.208% due 12/25/2035		2,083	1,133
1.208% due 02/25/2036		32	19
2.889% due 06/25/2037		7,945	4,633
4.796% due 02/25/2037		347	200
5.250% due 10/25/2033		4,378	4,430
5.250% due 06/25/2035		82	68
5.500% due 11/25/2035		4,985	3,137
5.500% due 01/25/2036		1,718	1,012
5.500% due 03/25/2036		182	118
5.570% due 08/25/2036		510	496
5.750% due 07/25/2035		5,300	4,003
6.000% due 04/25/2036		2,434	1,621
6.000% due 05/25/2036		2,064	1,301
6.000% due 02/25/2037		3,746	2,400
6.000% due 05/25/2037		2,422	1,513
6.000% due 08/25/2037		3,978	2,770
6.250% due 11/25/2036 ^		2,005	1,480
6.500% due 06/25/2036		296	156
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 03/25/2035		10,142	4,782
0.624% due 02/25/2035		187	123
0.634% due 02/25/2035		226	140
0.634% due 06/25/2035		5,498	4,636
0.674% due 09/25/2034		18	9
0.694% due 11/25/2034		145	120
2.595% due 02/20/2036		43	30
2.610% due 02/20/2036		1,764	1,045
2.671% due 06/20/2035		71	47
2.746% due 06/25/2033		1,049	921
2.751% due 11/19/2033		132	107
2.751% due 11/25/2034		229	165
2.778% due 08/25/2034		1,405	1,047
2.778% due 09/20/2036		1,130	568
2.795% due 08/25/2034		622	445
2.862% due 09/25/2034		85	49
3.714% due 02/25/2047		563	267
4.636% due 03/25/2037 ^		507	206
5.000% due 11/25/2035		633	631
5.500% due 11/25/2035		653	578
5.750% due 07/25/2037		43,059	36,203
6.000% due 02/25/2036		2,543	1,953
6.000% due 05/25/2036		13,297	9,976
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		184	139
2.399% due 06/25/2033		67	61
2.431% due 07/25/2033		10	9
2.567% due 08/25/2033		140	133
6.000% due 01/25/2036		5,088	2,974
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		600	627
Credit Suisse Mortgage Capital Certificates
0.265% due 05/15/2023 (a)		124,000	2,465
5.383% due 02/15/2040		4,455	4,865
5.467% due 09/18/2039		2,500	2,760
6.250% due 08/25/2036		3,116	2,523
DECO Series
1.145% due 01/27/2020	GBP	2,605	3,444
Downey Savings & Loan Association Mortgage Loan Trust
0.545% due 08/19/2045		$60	36

2.688% due 07/19/2044		931	657
EF Hutton Trust
9.950% due 10/20/2018		28	28
EMF-NL
2.372% due 04/17/2041	EUR	7,700	7,973
2.572% due 07/17/2041		1,200	986
Eurosail PLC
2.322% due 10/17/2040		5,150	5,813
First Horizon Alternative Mortgage Securities
2.199% due 09/25/2034		$166	153
2.250% due 09/25/2035		1,709	1,025
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033		62	56
2.661% due 02/25/2034		1,217	1,083
2.746% due 08/25/2035		722	556
5.500% due 12/25/2035		9,864	9,341
First Republic Mortgage Loan Trust
0.628% due 11/15/2031		29	26
German Residential Asset Note Distributor PLC
1.819% due 07/20/2016	EUR	22,916	27,369
GMAC Commercial Mortgage Securities, Inc.
0.771% due 04/15/2034 (a)		$9,027	6
4.576% due 05/10/2040		334	342
Granite Mortgages PLC
0.909% due 07/20/2043		1,005	964
Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^		57	53
0.564% due 11/25/2045		32	17
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033		151	120
GS Mortgage Securities Corp.
2.146% due 03/06/2020		300	291
4.295% due 01/10/2040		3,860	3,881
5.374% due 05/17/2045		4,600	4,954
GSR Mortgage Loan Trust
1.860% due 03/25/2033		64	61
2.257% due 06/25/2034		1,109	952
2.429% due 06/25/2034		1,191	958
2.685% due 09/25/2035		2,055	1,798
2.722% due 09/25/2035		790	722
2.765% due 01/25/2036		17,286	12,031
5.000% due 05/25/2037		2,075	1,861
5.093% due 11/25/2035		1,019	890
5.750% due 03/25/2036		2,072	1,832
5.750% due 01/25/2037		3,500	3,171
6.000% due 03/25/2032		16	16
6.000% due 02/25/2036		7,827	6,834
6.000% due 03/25/2037		5,508	4,897
6.000% due 05/25/2037		2,895	2,526
6.500% due 09/25/2036		1,502	1,282
Harborview Mortgage Loan Trust
0.465% due 11/19/2036		400	234
0.465% due 07/19/2046		411	208
0.465% due 11/19/2046 ^		140	58
0.475% due 01/19/2038		14,932	8,680
0.505% due 05/19/2035		1,352	718
0.525% due 06/19/2035		185	113
0.525% due 03/19/2036		5,649	2,961
0.555% due 03/19/2035		5,548	3,350
0.565% due 02/19/2036		2,596	1,342
0.595% due 11/19/2035		2,682	1,567
0.695% due 11/19/2034		1,194	618
2.750% due 07/19/2035		1,070	798
2.940% due 05/19/2033		130	118
Impac CMB Trust
0.954% due 03/25/2035		580	393
Impac Secured Assets CMN Owner Trust
0.644% due 05/25/2036		749	632
Indymac ARM Trust
1.785% due 01/25/2032		5	4
Indymac IMSC Mortgage Loan Trust
5.096% due 06/25/2037 ^		1,875	795
Indymac INDA Mortgage Loan Trust
2.515% due 01/25/2036		4,553	3,437
2.767% due 12/25/2036		131	75
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046		68	35
0.494% due 11/25/2046		894	173
2.409% due 01/25/2036		1,135	614
2.566% due 10/25/2034		4,368	3,616
2.592% due 12/25/2034		1,623	1,125
JPMorgan Alternative Loan Trust
0.444% due 07/25/2036		21,524	17,916
5.500% due 11/25/2036		130	127
JPMorgan Mortgage Trust
2.053% due 11/25/2033		52	50

2.767% due 02/25/2036		44	32
2.798% due 07/25/2035		331	305
2.853% due 05/25/2034		319	288
5.024% due 02/25/2035		883	860
5.345% due 11/25/2035		2,328	2,019
5.603% due 04/25/2036		1,655	1,456
5.750% due 01/25/2036		5,198	4,786
6.000% due 08/25/2037		14,363	11,376
6.250% due 07/25/2036		5,268	4,146
6.500% due 08/25/2036		8,580	6,626
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.398% due 09/15/2021		706	683
0.578% due 06/15/2022		5,107	4,973
Luminent Mortgage Trust
0.464% due 12/25/2036		397	220
Mall Funding PLC
1.662% due 04/22/2017	GBP	2,308	2,964
MASTR Adjustable Rate Mortgages Trust
0.504% due 04/25/2046		$976	459
0.594% due 05/25/2047		900	122
2.229% due 05/25/2034		603	517
2.458% due 05/25/2034		368	300
MASTR Alternative Loans Trust
0.694% due 11/25/2033		172	168
MASTR Asset Securitization Trust
5.500% due 11/25/2017		22	23
5.500% due 09/25/2033		292	304
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,228	1,202
MASTR Seasoned Securities Trust
3.877% due 10/25/2032		68	55
Mellon Residential Funding Corp.
0.718% due 12/15/2030		547	501
0.978% due 11/15/2031		493	474
Merrill Lynch Floating Trust
0.814% due 07/09/2021		4,799	4,449
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		2,537	1,650
0.544% due 08/25/2036		43	34
2.266% due 02/25/2033		62	53
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035		664	503
1.016% due 11/25/2029 (a)		10,284	343
1.270% due 10/25/2035		1,620	1,288
1.996% due 10/25/2035		434	366
Morgan Stanley Capital
5.447% due 02/12/2044		50	55
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036		21,220	16,350
2.255% due 06/25/2036		155	116
2.448% due 07/25/2035		835	552
2.544% due 07/25/2035		437	258
2.771% due 08/25/2034		118	88
6.000% due 10/25/2037 ^		7,714	4,952
Morgan Stanley Re-REMIC Trust
5.790% due 08/12/2045		900	1,013
Newgate Funding PLC
2.026% due 12/15/2050	EUR	19,000	19,088
Nomura Asset Acceptance Corp.
2.498% due 10/25/2035		$1,928	1,207
Opteum Mortgage Acceptance Corp.
0.674% due 12/25/2035		9,000	4,936
5.675% due 12/25/2035		7,832	7,331
Permanent Master Issuer PLC
1.803% due 07/15/2042		58,600	58,365
2.872% due 07/15/2042	EUR	55,900	72,106
PHH Alternative Mortgage Trust
0.454% due 02/25/2037		$17,939	10,008
Prime Mortgage Trust
0.694% due 02/25/2019		3	3
0.694% due 02/25/2034		15	14
5.500% due 06/25/2036 ^		1,358	967
RBSCF Trust
5.899% due 02/16/2051		2,500	2,768
6.007% due 12/16/2049		8,000	9,007
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035		42,393	29,466
RBSSP Resecuritization Trust
0.534% due 06/27/2036		5,819	3,278
0.534% due 08/27/2037		4,000	2,751
Residential Accredit Loans, Inc.
0.474% due 06/25/2046		1,287	406
0.544% due 02/25/2036 ^		715	264
0.594% due 08/25/2035		184	99
0.694% due 03/25/2033		207	188
0.694% due 10/25/2045		642	328

0.974% due 12/25/2033	434	390
2.986% due 03/25/2035	1,966	1,245
3.097% due 02/25/2035	3,173	2,115
3.822% due 01/25/2036 ^	456	230
Residential Asset Securitization Trust
0.694% due 05/25/2033	131	125
0.694% due 01/25/2046 ^	4,119	1,726
0.744% due 02/25/2034	631	566
0.994% due 10/25/2035	12,124	7,513
5.500% due 07/25/2035	161	127
5.500% due 09/25/2035	497	403
5.500% due 12/25/2035	931	736
5.750% due 02/25/2036 ^	145	96
5.750% due 02/25/2036	2,709	1,784
6.000% due 07/25/2037	3,045	2,207
6.250% due 07/25/2036 ^	10,333	5,774
Residential Funding Mortgage Securities
3.033% due 09/25/2035	51	32
3.295% due 02/25/2036	1,731	1,114
3.344% due 09/25/2036 ^	121	68
5.500% due 11/25/2035	10,673	8,907
6.000% due 10/25/2036 ^	3,121	2,520
6.500% due 03/25/2032	43	45
Salomon Brothers Mortgage Securities, Inc.
0.794% due 05/25/2032	215	174
Sequoia Mortgage Trust
1.011% due 11/22/2024	287	243
Structured Adjustable Rate Mortgage Loan Trust
0.614% due 10/25/2035	1,965	1,111
1.618% due 01/25/2035	49	28
2.480% due 02/25/2034	83	76
2.482% due 04/25/2034	172	141
2.505% due 05/25/2034	1,108	931
2.532% due 07/25/2034	919	796
2.532% due 08/25/2035	77	55
2.568% due 01/25/2035	387	255
2.595% due 09/25/2034	206	192
5.451% due 04/25/2036 ^	2,437	1,705
Structured Asset Mortgage Investments, Inc.
0.484% due 07/25/2046	228	113
0.504% due 04/25/2036	705	371
0.504% due 08/25/2036	852	419
0.504% due 05/25/2046	478	228
0.514% due 05/25/2036	6,032	2,727
0.535% due 07/19/2035	1,584	1,268
0.574% due 02/25/2036	248	121
0.594% due 08/25/2036	1,000	164
0.635% due 03/19/2034	14	12
0.865% due 07/19/2034	44	37
Structured Asset Securities Corp.
2.331% due 01/25/2032	231	191
2.477% due 06/25/2033	84	74
2.545% due 02/25/2032	11	10
2.650% due 10/25/2035	558	441
4.320% due 12/25/2034	89	89
4.740% due 12/25/2034	984	994
5.422% due 03/25/2033	233	214
5.500% due 09/25/2035	8,175	7,002
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	2,403	2,381
0.387% due 06/25/2037	35	35
TIAA Seasoned Commercial Mortgage Trust
5.739% due 08/15/2039	1,800	1,725
UBS-Citigroup Commercial Mortgage Trust
2.726% due 01/10/2045 (a)	43,000	6,076
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	118	112
4.782% due 03/15/2042	158	158
5.275% due 11/15/2048	128	128
5.308% due 11/15/2048	900	990
5.572% due 10/15/2048	1,700	1,851
Wachovia Mortgage Loan Trust LLC
5.238% due 10/20/2035	7,733	6,617
5.795% due 03/20/2037	1,668	1,355
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045	1,914	1,397
0.554% due 11/25/2045	95	68
0.564% due 12/25/2045	2,829	2,035
0.584% due 07/25/2045	268	197
0.584% due 10/25/2045	3,913	2,826
0.604% due 01/25/2045	5,368	4,013
0.610% due 11/25/2034	3,071	2,148
0.614% due 07/25/2045	32	23
0.614% due 08/25/2045	1,847	1,355
0.908% due 02/25/2047	228	113
0.938% due 01/25/2047	452	247

0.958% due 06/25/2047		630	205
0.968% due 04/25/2047		149	94
1.018% due 12/25/2046		718	426
1.028% due 12/25/2046		6,053	3,127
1.088% due 10/25/2046		58,423	29,600
1.188% due 06/25/2046		1,025	648
1.208% due 02/25/2046		96	63
1.208% due 08/25/2046		6,750	3,783
1.408% due 11/25/2042		42	33
1.608% due 06/25/2042		1,018	745
1.608% due 08/25/2042		452	361
1.708% due 11/25/2046		1,118	716
2.244% due 03/25/2033		216	199
2.295% due 12/25/2032		9,795	8,803
2.312% due 11/25/2036		4,280	2,838
2.468% due 02/27/2034		687	654
2.497% due 10/25/2034		976	865
2.533% due 01/25/2036		3,560	2,623
2.552% due 03/25/2036		1,743	1,204
2.560% due 12/25/2036		363	235
2.564% due 09/25/2033		87	83
2.573% due 03/25/2035		1,172	974
2.581% due 06/25/2033		463	444
2.610% due 02/25/2037		835	555
2.718% due 08/25/2046		1,982	1,302
2.718% due 10/25/2046		474	319
2.776% due 09/25/2046		524	356
4.294% due 01/25/2037		929	635
5.062% due 02/25/2037 ^		954	596
5.233% due 03/25/2037		135,210	95,251
5.242% due 07/25/2037 ^		1,346	740
5.278% due 06/25/2037		6,256	4,296
5.446% due 02/25/2037		329	220
5.552% due 04/25/2037		123,139	97,974
5.683% due 10/25/2036		149	108
5.933% due 10/25/2036		29	20
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.994% due 01/25/2036		14,045	7,571
1.148% due 07/25/2046		187	60
5.750% due 01/25/2036		12,057	9,015
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033		27	23
Wells Fargo Alternative Loan Trust
0.644% due 06/25/2037 ^		9,099	3,862
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 12/25/2034		847	769
2.665% due 10/25/2033		41	38
2.666% due 03/25/2036		4,892	3,704
2.680% due 04/25/2036		1,776	1,354
2.689% due 06/25/2035		914	835
2.690% due 02/25/2034		1,116	989
2.696% due 04/25/2036		5,817	4,600
2.701% due 09/25/2034		3,662	2,571
2.710% due 03/25/2035		5,808	5,292
2.717% due 06/25/2035		799	777
2.720% due 03/25/2035		1,035	873
2.730% due 07/25/2036		8,568	6,050
2.749% due 05/25/2036		1,468	1,004
2.948% due 01/25/2035		476	439
4.606% due 09/25/2033		2,242	2,297
4.623% due 01/25/2034		206	208
4.690% due 12/25/2033		16	16
5.009% due 04/25/2035		251	240
5.617% due 04/25/2036		1,100	954
6.000% due 03/25/2037		8,595	7,168
6.000% due 04/25/2037		7,600	6,903
6.000% due 07/25/2037		4,000	3,381
Windermere CMBS PLC
1.645% due 08/22/2016	EUR	7,520	8,132

Total Mortgage-Backed Securities (Cost $1,400,250)			1,330,736

ASSET-BACKED SECURITIES 2.5%
Access Group, Inc.
1.718% due 10/27/2025		$5,954	5,984
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,337	1,317
7.001% due 09/20/2022		9,100	8,353
Ameriquest Mortgage Securities, Inc.
5.091% due 11/25/2035		897	898
Amortizing Residential Collateral Trust
0.874% due 07/25/2032		6	5
0.994% due 10/25/2031		910	705
ARES CLO Ltd.
0.679% due 04/20/2017		2,201	2,150

Argent Securities, Inc.
0.494% due 10/25/2035	47	43
Asset-Backed Funding Certificates
0.644% due 06/25/2034	1,208	863
1.382% due 12/25/2032	1,473	1,289
Avery Point CLO Ltd.
1.039% due 12/17/2015	474	466
Bayview Financial Acquisition Trust
5.638% due 11/28/2036	810	691
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036	9	9
0.364% due 12/25/2036	28	26
0.494% due 04/25/2037	4,400	2,506
1.294% due 10/25/2037	1,154	640
1.294% due 11/25/2042	19	16
1.544% due 08/25/2037	8,390	4,895
5.500% due 08/25/2036	2,595	1,558
Bear Stearns Second Lien Trust
0.514% due 12/25/2036	881	846
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019	3,089	2,857
Carrington Mortgage Loan Trust
0.344% due 12/25/2036	20	19
0.344% due 01/25/2037	45	44
Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037	44	42
0.354% due 07/25/2045	104	72
0.454% due 12/25/2036	4,675	1,586
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	20,843	20,992
Countrywide Asset-Backed Certificates
0.394% due 09/25/2037	53	52
0.634% due 12/25/2036	747	281
0.774% due 12/25/2031	2	1
0.794% due 08/25/2047	15,000	11,164
5.683% due 10/25/2046	3,967	3,894
5.689% due 10/25/2046	4,670	2,683
5.714% due 09/25/2037	10,000	3,970
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032	9	7
Credit-Based Asset Servicing & Securitization LLC
5.419% due 03/25/2037	10,388	3,559
5.737% due 01/25/2037	1,943	701
5.844% due 04/25/2037	96	95
6.280% due 05/25/2035	2,119	1,894
Cumberland CLO Ltd.
0.694% due 11/10/2019	14,423	13,887
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	402	391
7.790% due 05/25/2030	1,192	1,254
Denali Capitala CLO Ltd.
0.941% due 08/23/2016	936	921
Denver Arena Trust
6.940% due 11/15/2019	62	64
Fairbanks Capital Mortgage Loan Trust
1.494% due 05/25/2028	51	44
First NLC Trust
0.364% due 08/25/2037	31	10
Galaxy CLO Ltd.
0.658% due 04/25/2019	5,819	5,404
GSAA Trust
4.999% due 09/25/2035	1,591	1,489
GSRPM Mortgage Loan Trust
0.994% due 01/25/2032	123	120
Home Equity Mortgage Trust
5.367% due 07/25/2036	392	111
HSBC Home Equity Loan Trust
0.485% due 03/20/2036	3,459	2,894
0.575% due 01/20/2034	4,887	4,453
0.595% due 01/20/2035	42	37
5.690% due 07/20/2036	434	438
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036	11	4
Hudson Straits CLO Ltd.
0.783% due 10/15/2016	993	977
Indymac Residential Asset-Backed Trust
0.454% due 07/25/2037	6,929	3,275
IXIS Real Estate Capital Trust
0.524% due 01/25/2037	6,718	2,012
JPMorgan Mortgage Acquisition Corp.
0.354% due 03/25/2047	69	57
0.374% due 08/25/2036	4	1
0.434% due 10/25/2036	12,500	5,459
5.830% due 07/25/2036	7,708	3,463
Lehman XS Trust
0.444% due 04/25/2037	153	83

0.554% due 05/25/2046 ^		51,149	5,049
Long Beach Mortgage Loan Trust
0.454% due 09/25/2036		3,405	981
0.594% due 02/25/2036		2,890	814
0.634% due 01/25/2046		5,000	1,564
0.854% due 10/25/2034		629	464
MASTR Asset-Backed Securities Trust
0.344% due 11/25/2036		110	36
0.554% due 06/25/2036		14,451	3,737
Merit Securities Corp.
6.690% due 07/28/2033		1,714	1,846
Merrill Lynch First Franklin Mortgage Loan Trust
0.544% due 04/25/2037		12,500	4,671
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037		2	2
5.450% due 02/25/2037 ^		1,964	390
Morgan Stanley ABS Capital
0.434% due 11/25/2036		17,570	5,325
0.534% due 06/25/2036		2,000	627
1.344% due 09/25/2033		2,818	2,079
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036		0	0
Mountain View Funding CLO
0.663% due 04/15/2019		1,984	1,893
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		3,700	3,524
Nationstar Home Mortgage LLC
3.794% due 07/25/2034 ^		41	4
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		5,200	4,853
0.889% due 12/02/2016		1,607	1,566
Olympic CLO Ltd.
0.937% due 05/15/2016		297	294
Option One Mortgage Loan Trust
0.424% due 07/25/2037		1,900	757
5.599% due 01/25/2037		8,780	7,297
Ownit Mortgage Loan Asset-Backed Certificates
0.444% due 05/25/2037		4,359	2,196
5.290% due 12/25/2036		1,391	701
Pacifica CDO Ltd.
0.680% due 01/26/2020		4,973	4,655
0.807% due 02/15/2017		9,500	9,257
0.932% due 05/13/2016		1,453	1,410
Panhandle-Plains Higher Education Authority, Inc.
1.081% due 10/01/2018		8,776	8,761
1.711% due 10/01/2035		10,677	10,665
Park Place Securities, Inc.
0.554% due 09/25/2035		46	41
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		54,443	54,144
Race Point CLO
1.007% due 05/15/2015		739	736
Renaissance Home Equity Loan Trust
0.794% due 12/25/2033		42	34
5.131% due 09/25/2037		7,945	4,371
Residential Asset Mortgage Products, Inc.
0.564% due 09/25/2035		308	303
0.594% due 06/25/2044		1,729	1,107
0.854% due 06/25/2032		8	6
1.494% due 09/25/2047		508	389
Residential Asset Securities Corp.
5.010% due 04/25/2033		4,101	3,698
6.228% due 04/25/2032		888	896
7.279% due 04/25/2032		637	611
Restructured Asset Securities
4.000% due 12/15/2030		1,378	1,367
Securitized Asset-Backed Receivables LLC Trust
1.059% due 02/25/2034		3,914	2,879
SLC Student Loan Trust
4.750% due 06/15/2033		3,900	3,818
SLM Student Loan Trust
1.686% due 12/15/2023	EUR	20,154	23,763
1.696% due 09/15/2021		6,217	7,775
1.718% due 01/25/2018		$3,525	3,583
1.918% due 04/25/2023		18,554	19,004
3.500% due 08/17/2043		4,524	4,461
3.528% due 05/16/2044		4,502	4,595
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		169	48
0.574% due 10/25/2036		12,599	4,860
Specialty Underwriting & Residential Finance
0.444% due 09/25/2037		6,700	1,908
Structured Asset Investment Loan Trust
0.654% due 10/25/2035		27,310	18,899
Structured Asset Securities Corp.
0.874% due 01/25/2033		9	8

4.440% due 02/25/2035		61	61
Terwin Mortgage Trust
1.234% due 12/25/2034		152	112
4.429% due 09/25/2036		437	408
4.650% due 07/25/2036		64	64
4.849% due 08/25/2036		472	457
WaMu Asset-Backed Certificates
0.444% due 01/25/2037		10,200	3,510

Total Asset-Backed Securities (Cost $408,562)			387,355

SOVEREIGN ISSUES 14.7%
Australia Government Bond
4.750% due 06/15/2016	AUD	263,400	285,954
5.250% due 03/15/2019		100	114
5.500% due 12/15/2013		201,800	215,510
5.500% due 01/21/2018		305,500	348,152
5.500% due 04/21/2023		169,100	198,478
5.750% due 07/15/2022		103,500	123,775
6.000% due 02/15/2017		90,200	103,921
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,867	1,536
10.000% due 01/01/2014		2,843	1,510
10.000% due 01/01/2017		111,471	57,437
Canada Government Bond
1.500% due 12/01/2012	CAD	166,400	164,121
1.750% due 03/01/2013		12,600	12,479
2.750% due 09/01/2016		164,100	171,785
3.250% due 06/01/2021		58,300	63,628
Export-Import Bank of Korea
4.000% due 01/29/2021		$22,500	21,817
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	42,912
10.000% due 12/05/2024		1,157,670	106,919
Province of Quebec Canada
2.750% due 08/25/2021		$58,500	58,533
5.000% due 12/01/2041	CAD	5,000	6,247
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	28,555
Republic of Germany
4.250% due 07/04/2018	EUR	75,400	116,071
5.625% due 01/04/2028		35,200	64,903
State of North Rhine-Westphalia
1.625% due 09/17/2014		$500	506
United Kingdom Gilt
4.250% due 03/07/2036	GBP	17,000	32,362
4.250% due 09/07/2039		17,200	32,794
4.250% due 12/07/2040		17,200	32,834

Total Sovereign Issues (Cost $2,244,157)			2,292,853

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
UTILITIES 0.2%
PPL Corp.
9.500% due 07/01/2013		488,400	27,268

Total Convertible Preferred Securities (Cost $24,834)			27,268

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup, Inc.
6.150% due 12/15/2012		465,000	3,318

Total Preferred Securities (Cost $3,338)			3,318

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
0.440% due 02/14/2014		$75,950	75,889

Itau Unibanco Holding S.A.
0.000% due 02/06/2012	75,950	75,833

		151,722

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.060% due 01/03/2012	19,000	19,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $19,682. Repurchase proceeds are $19,000.)
U.S. TREASURY BILLS 0.4%
0.059% due 05/17/2012 - 12/13/2012 (d)(i)(j)	62,060	62,033

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 0.0%
	17,862	179

Total Short-Term Instruments (Cost $232,997)		232,934

PURCHASED OPTIONS (o) 0.9%
(Cost $232,607)		139,834
Total Investments 148.3% (Cost $22,861,836)		$23,053,600
Written Options (p) (0.4%) (Premiums $82,386)		(66,633)
Other Assets and Liabilities (Net) (47.9%)		(7,443,111)

Net Assets 100.0%		$15,543,856

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Security becomes interest bearing at a future date.

(f)	Principal amount of security is adjusted for inflation.

(g)	Affiliated to the Fund.

(h)	Cash of $10 has been pledged as collateral for equity options as of December 31, 2011.

(i)	Securities with an aggregate market value of $5,478 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(j)	Securities with an aggregate market value of $100,005 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(k)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $555,157 at a weighted average interest rate of 0.076%. On December 31, 2011, securities valued at $1,291,551 were pledged as collateral for reverse repurchase agreements.

(l)	Securities with an aggregate market value of $16,171 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2013	748	$2,951
90-Day Eurodollar June Futures	Long	06/2014	75	42
90-Day Eurodollar March Futures	Long	03/2014	130	47
Japan Government 10-Year Bond March Futures	Short	03/2012	56	(885)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	12,095	(6,626)
U.S. Treasury 10-Year Note March Futures	Long	03/2012	2,690	3,126
U.S. Treasury 30-Year Bond March Futures	Short	03/2012	865	(660)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2012	463	477

				$(1,528)

(m)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $325,843 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-13 5-Year Index	(5.000%)	12/20/2014	$116,400	$1,056	$474
CDX.HY-14 5-Year Index	(5.000%)	06/20/2015	178,458	4,078	1,401
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	533,512	17,245	(8,672)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	263,032	17,924	(2,461)
CDX.IG-12 5-Year Index	(1.000%)	06/20/2014	71,732	(224)	(223)
CDX.IG-13 5-Year Index	(1.000%)	12/20/2014	484,000	(662)	(350)
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015	195,100	318	8
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	641,700	2,655	(851)

				$42,390	$(10,674)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	12/21/2014	$1,328,500	$(17,190)	$5,036
Receive	3-Month USD-LIBOR	1.600%	11/02/2015	922,700	(23,844)	(5,102)
Pay	3-Month USD-LIBOR	1.500%	12/21/2015	1,328,500	26,560	(3,996)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	1,822,500	(114,385)	4,708
Receive	3-Month USD-LIBOR	2.250%	12/21/2016	1,096,200	(56,184)	(7,229)
Receive	3-Month USD-LIBOR	1.500%	12/21/2016	719,700	(10,168)	(9,326)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	582,300	(54,426)	5,327
Receive	3-Month USD-LIBOR	2.750%	12/21/2018	3,000	(229)	(54)
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	626,600	(45,303)	15,689
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	2,576,300	(355,021)	(53,104)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	137,200	(15,776)	(5,473)
Receive	3-Month USD-LIBOR	3.500%	12/15/2030	219,300	(35,205)	(16,130)
Receive	3-Month USD-LIBOR	4.000%	12/21/2031	27,000	(6,670)	(2,750)
Receive	3-Month USD-LIBOR	4.000%	12/15/2040	124,700	(37,528)	(9,011)

Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	EUR	337,200	6,957	3,620
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016		54,000	4,540	499
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017		298,700	4,500	6,296
Receive	6-Month EUR-EURIBOR	3.250%	12/20/2040		212,800	(16,222)	(2,349)
Receive	6-Month EUR-EURIBOR	3.140%	12/20/2040		37,900	(2,589)	(305)
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		304,600	(15,367)	(2,604)

						$(763,550)	$(76,258)

(n)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RYL	(1.950%	)	04/15/2020	$3,000	$684	$915	$(231)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	3.346%		$18,300	$1,723	$497	$1,226
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	3.346%		11,300	1,065	292	773
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.834%		16,600	(145)	(129)	(16)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.809%		17,600	(169)	(149)	(20)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	2.310%		1,450	83	27	56
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.227%		4,600	(234)	0	(234)
BNP Paribas S.A.	JPM	(0.660%	)	03/20/2014	2.219%		10,000	332	0	332
Carnival Corp.	BOA	(1.000%	)	03/20/2016	1.129%		18,600	90	(18)	108
Carnival Corp.	BPS	(1.000%	)	09/20/2016	1.251%		14,400	157	66	91
Carnival Corp.	GST	(1.000%	)	09/20/2016	1.251%		17,400	190	118	72
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.374%		33,200	545	(178)	723
CBS Corp.	BRC	(1.000%	)	06/20/2019	1.376%		5,000	125	456	(331)
Centex Corp.	BPS	(1.000%	)	06/20/2016	3.598%		4,800	492	48	444
Centex Corp.	GST	(1.000%	)	06/20/2014	2.975%		1,000	46	14	32
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.402%		6,500	174	296	(122)
Citigroup, Inc.	BOA	(1.000%	)	12/20/2016	2.811%		24,300	1,938	1,623	315
Citigroup, Inc.	JPM	(1.000%	)	03/20/2017	2.835%		23,600	1,987	1,640	347
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	3.000%		2,500	(105)	0	(105)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.690%		17,700	(467)	(569)	102
Credit Agricole S.A.	BOA	(1.000%	)	03/20/2021	2.704%	EUR	7,500	1,167	446	721
Credit Agricole S.A.	DUB	(1.000%	)	06/20/2021	2.707%		16,000	2,542	885	1,657
Credit Agricole S.A.	FBF	(1.000%	)	03/20/2021	2.704%		9,400	1,463	510	953
Credit Agricole S.A.	HUS	(1.000%	)	03/20/2021	2.704%		9,400	1,464	471	993
Credit Agricole S.A.	RYL	(1.000%	)	03/20/2021	2.704%		9,400	1,463	549	914
DDR Corp.	BOA	(1.000%	)	06/20/2016	3.192%		$17,400	1,532	481	1,051
DDR Corp.	GST	(1.000%	)	06/20/2016	3.192%		17,300	1,523	502	1,021
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.436%		6,900	279	639	(360)
Devon Energy Corp.	BRC	(1.050%	)	03/20/2014	0.377%		20,000	(307)	0	(307)
DR Horton, Inc.	BPS	(1.000%	)	06/20/2013	1.175%		10,900	23	155	(132)
DR Horton, Inc.	BPS	(1.000%	)	03/20/2016	2.195%		2,500	117	162	(45)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.289%		4,330	231	248	(17)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	1.003%		500	0	(9)	9
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.003%		200	(1)	(4)	3
Embarq Corp.	DUB	(1.000%	)	06/20/2016	2.123%		10,700	499	(187)	686
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.477%		17,900	676	375	301
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	2.436%		14,600	897	207	690
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	2.436%		55,100	3,384	790	2,594
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	3.566%	EUR	17,200	2,308	1,571	737
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	3.566%		18,000	2,416	1,343	1,073
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.181%		$17,200	(664)	(401)	(263)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.955%		17,200	(42)	(305)	263
HCA, Inc.	JPM	(5.000%	)	03/20/2014	3.484%		5,000	(171)	(224)	53
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.562%		16,900	(348)	(317)	(31)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.856%		17,900	(221)	(44)	(177)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.865%		17,200	(204)	(72)	(132)
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.586%		7,900	(161)	(161)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.411%		17,200	(476)	(523)	47
HSBC Bank PLC	JPM	(1.000%	)	09/20/2016	1.369%	EUR	10,000	206	121	85
HSBC Bank PLC	MYC	(1.000%	)	09/20/2016	1.369%		14,600	300	217	83
Ingersoll-Rand Co.	BRC	(0.400%	)	09/20/2013	0.162%		$1,200	(5)	0	(5)
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.355%		17,200	(522)	(523)	1
Intesa Sanpaolo SpA	BPS	(1.000%	)	12/20/2016	4.817%	EUR	24,700	4,849	3,928	921
Intesa Sanpaolo SpA	BRC	(3.000%	)	12/20/2016	4.817%		17,300	1,595	869	726
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2021	4.661%		21,700	6,474	4,482	1,992
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	4.661%		43,200	12,888	7,117	5,771
Intesa Sanpaolo SpA	FBF	(1.000%	)	09/20/2016	4.835%		$21,100	3,129	1,367	1,762
JC Penney Corp., Inc.	BOA	(1.000%	)	09/20/2012	0.892%		7,700	(9)	(25)	16
JC Penney Corp., Inc.	GST	(1.000%	)	09/20/2012	0.892%		4,400	(5)	19	(24)

Jones Group, Inc.	BRC	(5.000%	)	06/20/2014	3.042%		15,000	(723)	(153)	(570)
KB Home	BOA	(1.000%	)	06/20/2018	7.751%		1,300	389	63	326
KB Home	BPS	(1.000%	)	03/20/2015	6.519%		1,200	184	50	134
KB Home	BPS	(5.000%	)	06/20/2015	6.737%		9,400	464	(523)	987
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	1.804%		18,800	630	(63)	693
Kimco Realty Corp.	SOG	(1.000%	)	06/20/2016	1.804%		3,800	127	(15)	142
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.321%		17,300	231	(191)	422
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.796%		33,300	(339)	(115)	(224)
Lloyds Banking Group PLC	MYC	(3.000%	)	06/20/2020	6.681%	EUR	10,000	2,728	(190)	2,918
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	1.089%		$17,700	65	(538)	603
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	0.472%		9,200	(63)	63	(126)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.364%		7,900	132	93	39
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	1.142%		17,900	96	(119)	215
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	1.261%		30,200	345	487	(142)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	1.261%		6,700	76	165	(89)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.447%		2,000	(41)	(46)	5
Masco Corp.	GST	(1.000%	)	03/20/2017	3.818%		2,500	319	224	95
Masco Corp.	JPM	(1.000%	)	06/20/2015	3.012%		3,000	194	139	55
Masco Corp.	UAG	(4.650%	)	12/20/2016	3.803%		5,000	(194)	0	(194)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.482%		5,000	(55)	0	(55)
Merrill Lynch & Co., Inc.	MYC	(1.000%	)	06/20/2021	4.279%		20,000	4,234	874	3,360
Nabors Industries, Inc.	CBK	(1.000%	)	03/20/2018	2.096%		1,100	67	10	57
New York Times Co.	BRC	(1.000%	)	03/20/2015	2.265%		2,000	76	115	(39)
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	1.095%		6,800	27	(20)	47
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	1.095%		10,300	41	(30)	71
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	7.616%		6,500	254	(117)	371
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	7.616%		2,000	79	(47)	126
Pactiv Corp.	MYC	(5.000%	)	06/20/2017	6.382%		5,000	287	(328)	615
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.708%		6,000	(25)	0	(25)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.708%		19,925	(365)	(268)	(97)
ProLogis	CBK	(1.000%	)	06/20/2012	0.904%		2,000	(1)	43	(44)
Pulte Group, Inc.	BPS	(1.000%	)	03/20/2015	4.021%		4,800	425	314	111
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.713%		17,700	(240)	(511)	271
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.344%		1,000	(37)	(11)	(26)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.795%		4,500	477	(9)	486
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.798%		4,000	180	59	121
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	5.302%		600	58	35	23
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.945%		3,000	441	0	441
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	1.330%		34,900	454	285	169
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.453%		17,700	353	103	250
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.453%		17,800	355	103	252
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	1.395%		7,600	126	62	64
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	2.991%		4,800	286	216	70
Safeway, Inc.	BOA	(1.000%	)	12/20/2016	1.210%		16,800	161	197	(36)
Safeway, Inc.	BOA	(1.000%	)	12/20/2021	1.569%		16,700	795	972	(177)
Sara Lee Corp.	BPS	(0.640%	)	09/20/2013	0.270%		1,200	(8)	0	(8)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.391%		16,100	(260)	0	(260)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.631%		17,700	444	231	213
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.897%		6,000	(385)	0	(385)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.742%		2,100	(47)	(64)	17
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	0.870%		2,000	(105)	(97)	(8)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	1.564%		10,900	243	71	172
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.919%		51,300	2,942	943	1,999
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.919%		17,900	1,026	300	726
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	1.807%		4,000	212	48	164
Target Corp.	BOA	(1.000%	)	09/20/2016	0.481%		16,900	(412)	(360)	(52)
Target Corp.	JPM	(1.000%	)	09/20/2016	0.481%		24,000	(585)	(535)	(50)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.457%		18,500	(449)	(421)	(28)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.770%		1,400	(24)	0	(24)
Toll Brothers Finance Corp.	BPS	(1.000%	)	12/20/2017	2.080%		2,000	117	109	8
Transocean, Inc.	DUB	(5.000%	)	03/20/2012	1.700%		12,800	(119)	(53)	(66)
Transocean, Inc.	GST	(1.000%	)	03/20/2012	1.700%		5,000	6	129	(123)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	3.156%		29,300	4,644	2,138	2,506
Turkey Government International Bond	CBK	(1.000%	)	06/20/2021	3.165%		18,700	3,033	1,406	1,627
Turkey Government International Bond	FBF	(1.000%	)	06/20/2021	3.165%		3,200	519	243	276
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.474%		17,200	(425)	(505)	80
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.483%		17,200	(417)	(505)	88
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.738%		9,800	(219)	(324)	105
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.745%		17,700	(385)	(523)	138
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.752%		17,300	(374)	(400)	26
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	1.398%		40,400	703	427	276
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	1.419%		15,500	298	349	(51)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	1.398%		55,400	964	625	339
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	1.419%		15,500	298	385	(87)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	1.398%		25,000	435	368	67
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	1.419%		21,000	404	527	(123)
Whirlpool Corp.	CBK	(1.000%	)	06/20/2014	1.853%		5,000	101	354	(253)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.527%		17,200	400	416	(16)
WPP PLC	DUB	(1.000%	)	06/20/2014	0.934%		18,751	(37)	(237)	200
Wyeth	BRC	(0.390%	)	09/20/2013	0.056%		1,000	(6)	0	(6)

								$81,721	$35,116	$46,605

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	3.829%		$2,400	$123	$136	$(13)
AES Corp.	MYC	5.000%	09/20/2016	3.829%		5,000	257	283	(26)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	6.577%		34,600	(2,748)	1,502	(4,250)
Bank of America Corp.	BPS	1.000%	06/20/2021	3.871%		10,000	(1,910)	(430)	(1,480)
Bank of America Corp.	UAG	1.000%	06/20/2021	3.871%		10,000	(1,909)	(452)	(1,457)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.866%	EUR	4,300	27	(647)	674
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.866%		$900	128	16	112
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.866%		9,700	1,383	149	1,234
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.866%		10,100	1,440	50	1,390
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.866%		4,800	684	71	613
BP Capital Markets PLC	BRC	1.000%	06/20/2012	0.388%	EUR	2,900	12	(319)	331
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.866%		$36,100	(2,570)	(1,547)	(1,023)
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.866%		14,800	(1,054)	(636)	(418)
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.866%		4,000	(285)	(172)	(113)
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.866%		24,200	(1,722)	(1,039)	(683)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.866%		34,300	(2,442)	(1,532)	(910)
Brazil Government International Bond	RYL	1.000%	09/20/2021	1.866%		9,000	(641)	(376)	(265)
China Government International Bond	CBK	1.000%	12/20/2016	1.450%		2,100	(44)	(100)	56
China Government International Bond	DUB	1.000%	12/20/2016	1.450%		3,100	(64)	(156)	92
China Government International Bond	JPM	1.000%	12/20/2016	1.450%		4,100	(85)	(205)	120
DISH DBS Corp.	CBK	5.000%	09/20/2021	3.917%		7,500	588	647	(59)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		2,000	(10)	(6)	(4)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%		2,000	(13)	(15)	2
Ensco PLC	FBF	1.000%	03/20/2014	0.841%		29,300	114	(218)	332
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.368%		400	(21)	(30)	9
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.447%		18,100	(1,990)	(1,177)	(813)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.447%		21,900	(2,407)	(1,433)	(974)
International Lease Finance Corp.	CBK	5.000%	06/20/2015	6.736%		7,100	(331)	0	(331)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	6.724%		2,300	(130)	(121)	(9)
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.791%		17,300	(1,131)	(687)	(444)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.791%		10,500	(685)	(411)	(274)
Mexico Government International Bond	GST	1.000%	09/20/2021	1.791%		25,300	(1,654)	(994)	(660)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		2,000	(10)	(1)	(9)
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.176%		1,000	(7)	(7)	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		1,500	(8)	(6)	(2)
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.176%		1,000	(7)	(7)	0

							$(19,122)	$(9,870)	$(9,252)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014		USD	85,008	$468	$5,313	$(4,845)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014			92,000	507	3,371	(2,864)
CDX.HY-15 5-Year Index	BOA	(5.000%	)	12/20/2015			71,442	2,223	(2,768)	4,991
CDX.HY-15 5-Year Index	CBK	(5.000%	)	12/20/2015			6,174	192	(216)	408
CDX.HY-17 5-Year Index	BPS	(5.000%	)	12/20/2016			49,882	3,403	7,420	(4,017)
CDX.HY-17 5-Year Index	MYC	(5.000%	)	12/20/2016			35,280	2,406	2,481	(75)
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049			76,900	7,233	10,862	(3,629)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051			55,300	5,554	8,433	(2,879)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		EUR	25,600	624	(448)	1,072
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016			125,700	22,790	16,936	5,854
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016			139,600	5,921	6,755	(834)
iTraxx Europe Senior Financials 15 Index	MYC	(1.000%	)	06/20/2016			145,200	12,854	3,390	9,464
iTraxx Japan16 Index	BOA	(1.000%	)	12/20/2016	1.860%	JPY	1,320,000	679	687	(8)
iTraxx Japan16 Index	BRC	(1.000%	)	12/20/2016	1.860%		670,000	345	349	(4)
iTraxx Japan16 Index	FBF	(1.000%	)	12/20/2016	1.860%		1,340,000	690	690	0
iTraxx Japan16 Index	GST	(1.000%	)	12/20/2016	1.860%		1,350,000	695	703	(8)

								$66,584	$63,958	$2,626

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA. 6-1 Index	FBF	0.180%	07/25/2045	$16,776	$(2,319)	$(2,433)	$114
ABX.HE.AAA. 6-1 Index	JPM	0.180%	07/25/2045	25,897	(3,579)	(3,755)	176
CDX.IG-7 10-Year Index	GST	0.650%	12/20/2016	578	(30)	(46)	16
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	202,900	(1,437)	0	(1,437)

					$(7,365)	$(6,234)	$(1,131)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on asset-backed, corporate, or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month EUR-LIBOR less 0.240% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/10/2012	DUB	$26,751	EUR 19,700	$930	$(1,110)	$2,040

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.130%	09/19/2012	BPS		$1,059,300	$43	$0	$43
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.130%	09/19/2012	FBF		1,042,000	42	0	42
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.130%	09/19/2012	GLM		6,912,900	280	0	280
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	03/21/2014	UAG		706,300	(919)	0	(919)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	BPS		706,300	(919)	0	(919)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	DUB		3,425,100	(4,457)	0	(4,457)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	MYC		4,176,500	(5,435)	44	(5,479)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	642,000	(1)	1,910	(1,911)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		1,815,500	894	4,552	(3,658)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		1,694,600	1,687	3,761	(2,074)
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		455,600	1,280	1,463	(183)
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		128,100	482	637	(155)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	BOA		7,500	112	(3)	115
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		152,500	2,480	(121)	2,601
Pay	1-Year BRL-CDI	11.930%	01/02/2014	HUS		322,600	5,201	(215)	5,416
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GLM		290,800	5,814	(354)	6,168
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		59,700	1,358	126	1,232
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		214,800	4,648	1,193	3,455
Pay	1-Year BRL-CDI	12.390%	01/02/2014	UAG		178,100	3,111	92	3,019
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		245,100	4,593	250	4,343
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		196,600	3,657	0	3,657
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		747,800	14,349	547	13,802
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		22,400	703	128	575
Pay	1-Year BRL-CDI	10.600%	01/02/2015	MYC		161,900	66	0	66
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	RBC	CAD	34,200	474	66	408
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	RYL		17,100	237	0	237
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041	RYL		17,100	(349)	0	(349)
Receive	3-Month CAD Bank Bill	2.400%	12/15/2041	RBC		30,900	(507)	5	(512)
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	818,500	3,000	(309)	3,309
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	GLM		$6,912,900	1,692	0	1,692
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	MYC		2,101,300	515	(68)	583
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	BPS		706,300	(80)	26	(106)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	DUB		3,425,100	(384)	0	(384)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	MYC		4,176,500	(468)	30	(498)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	UAG		706,300	(80)	30	(110)
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	HUS		467,500	(32,861)	(89)	(32,772)
Receive	3-Month USD-LIBOR	3.580%	08/26/2041	DUB		62,000	(13,531)	(415)	(13,116)
Pay	6-Month AUD Bank Bill	4.750%	12/15/2017	UAG	AUD	174,600	2,241	1,243	998
Pay	6-Month AUD-LIBOR	4.750%	12/14/2017	UAG		173,600	2,243	804	1,439
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017	BRC	EUR	260,900	3,760	(1,768)	5,528
Receive	6-Month EUR-EURIBOR	3.360%	11/29/2031	RYL		215,400	(29,434)	31	(29,465)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	5,770,000	(1,830)	(700)	(1,130)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		51,730,000	(16,410)	(6,374)	(10,036)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	DUB		630,000	(479)	(382)	(97)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		9,400,000	(7,148)	(5,797)	(1,351)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MYC	MXN	3,462,600	3,511	(61)	3,572
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		1,128,500	4,546	3,661	885
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		392,100	1,580	1,349	231

							$(40,693)	$5,292	$(45,985)

(o)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		$191,300	$464	$82
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		1,097,800	4,940	300
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		719,000	11,504	2,060
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		181,600	10,235	6,058
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		463,600	52,434	9,562
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.870%	06/18/2012		326,400	23,827	14,291
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	22,600	1,344	574
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		191,700	23,821	8,709
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		53,000	2,685	1,347
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		113,200	12,418	5,142

								$143,672	$48,125

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-17 5-Year Index	BOA	Buy	92.000%	01/18/2012	$73,300	$2,643	$826
Put - OTC CDX.HY-17 5-Year Index	BOA	Buy	95.000%	01/18/2012	115,500	4,531	3,206
Put - OTC CDX.HY-17 5-Year Index	MYC	Buy	95.000%	01/18/2012	43,200	1,745	1,199

						$8,919	$5,231

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	UAG		$1.280	01/11/2012	EUR	103,500	$702	$609
Call - OTC USD versus CNY	JPM	CNY	6.464	03/12/2012		$137,200	389	282
Call - OTC USD versus CNY	UAG		6.650	12/13/2012		93,600	804	733
Call - OTC USD versus CNY	GST		6.658	12/13/2012		58,100	495	451
Call - OTC USD versus CNY	MSX		6.660	12/13/2012		63,300	538	489
Call - OTC USD versus CNY	UAG		6.678	12/13/2012		70,300	605	531
Call - OTC USD versus CNY	UAG		6.684	12/13/2012		70,600	620	530

							$4,153	$3,625

Options on Indices

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - CBOE SPX Volatility Index	—	$25.000	03/21/2012	$9,724	$4,551	$4,959

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC U.S. Treasury Bonds 3.125% due 11/01/41	FBF	$114.875	06/14/2012	$219,400	$6,959	$5,682

Straddle Options

Description	Counterparty	Exercise Level(7)	Expiration Date	Notional Amount	Cost(7)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	04/03/2012	$20,100	$2,432	$2,677
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	04/03/2012	126,600	15,149	16,861
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	04/03/2012	251,700	29,635	33,523
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	06/18/2012	147,100	17,137	19,151

					$64,353	$72,212

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(p)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$191,300	$1,091	$(258)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	45	(3)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		19,500	133	(8)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	7.590%	12/13/2013		6,032,400	11,504	(1,637)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		600	4	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		28,500	182	(11)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		825,300	8,418	(4,024)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	96,000	1,437	(462)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		225,900	2,897	(1,087)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.450%	06/18/2012		$372,100	10,382	(5,324)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.450%	06/18/2012		372,100	10,382	(5,324)

Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		109,400	659	0
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	2.100%	06/14/2012	EUR	388,500	6,666	(5,743)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		219,300	4,508	(15,079)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		56,500	978	(3,885)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		90,300	1,576	(6,209)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		143,800	2,744	(9,888)

								$63,606	$(58,942)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.150%	01/18/2012	$577,500	$4,571	$(2,675)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.300%	01/18/2012	366,500	2,626	(606)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	2.200%	03/21/2012	606,400	5,781	(744)
Put - OTC CDX.IG-17 5-Year Index	CBK	Sell	1.500%	03/21/2012	486,200	2,212	(1,887)
Put - OTC CDX.IG-17 5-Year Index	GST	Sell	1.500%	03/21/2012	183,000	833	(710)
Put - OTC CDX.IG-17 5-Year Index	MYC	Sell	1.150%	01/18/2012	216,000	1,793	(1,000)

						$17,816	$(7,622)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	74.950	01/13/2012	69,138	$964	$(69)

(q)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$85	0.00%

(r)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (8)
Fannie Mae	3.500%	12/01/2026	$1,000	$1,046	$(1,046)
Fannie Mae	3.500%	12/01/2041	1,000	1,022	(1,030)
Fannie Mae	4.000%	01/01/2042	774,000	802,653	(813,304)
Fannie Mae	5.000%	01/01/2027	244,900	262,856	(263,382)
Fannie Mae	5.000%	01/01/2042	722,400	772,957	(780,530)
Fannie Mae	5.000%	02/01/2042	147,000	158,065	(158,507)
Fannie Mae	5.500%	01/01/2027	11,000	11,904	(11,933)
Fannie Mae	6.000%	01/01/2042	104,000	113,595	(114,530)
Fannie Mae	6.500%	01/01/2042	3,000	3,313	(3,339)
Freddie Mac	5.000%	01/01/2042	128,300	136,519	(137,882)
Ginnie Mae	5.000%	01/01/2042	85,000	93,215	(94,164)
Ginnie Mae	5.500%	01/01/2042	3,000	3,331	(3,367)
Ginnie Mae	6.000%	01/01/2042	10,000	11,191	(11,320)
Ginnie Mae	6.500%	01/01/2042	8,000	9,040	(9,102)
U.S. Treasury Notes	1.000%	09/30/2016	303,600	306,689	(306,873)
U.S. Treasury Notes	1.375%	12/31/2018	35,700	35,432	(35,776)
U.S. Treasury Notes	2.625%	01/31/2018	104,900	113,816	(114,292)
U.S. Treasury Notes	3.750%	11/15/2018	4,800	5,569	(5,584)

				$2,842,213	$(2,865,961)

(8)	Market value includes $2,017 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	299,105	02/2012	BRC	$371	$0	$371
Sell		1,955,118	02/2012	BRC	0	(67,578)	(67,578)
Buy		23,620	02/2012	CBK	0	(9)	(9)
Sell		22,432	02/2012	CBK	0	(79)	(79)
Buy		11,778	02/2012	DUB	211	0	211
Sell		702	02/2012	RBC	0	(12)	(12)
Sell		1,291	02/2012	UAG	0	(42)	(42)
Buy	BRL	249,976	01/2012	HUS	754	0	754
Sell		249,976	01/2012	HUS	0	(3,604)	(3,604)
Buy		249,976	01/2012	JPM	161	0	161
Sell		249,976	01/2012	JPM	0	(754)	(754)
Sell		249,976	03/2012	JPM	0	(84)	(84)
Sell	CAD	70,617	02/2012	BRC	0	(283)	(283)
Buy		2,321	02/2012	DUB	28	0	28
Sell		82,877	02/2012	DUB	0	(107)	(107)
Sell		43	02/2012	GST	0	0	0
Sell		181,353	02/2012	RBC	55	(669)	(614)
Sell		94,844	02/2012	UAG	0	(574)	(574)

Sell	CHF	113,456	03/2012	BRC	1,566	0	1,566
Buy	CNY	149,417	02/2012	BRC	380	0	380
Buy		530,917	02/2012	CBK	1,135	0	1,135
Buy		324,201	02/2012	DUB	661	0	661
Buy		1,114,386	02/2012	HUS	2,023	0	2,023
Buy		904,931	02/2012	JPM	1,143	0	1,143
Buy		181,633	02/2012	UAG	349	0	349
Buy		45,000	06/2012	CBK	33	0	33
Buy		33,200	06/2012	DUB	9	0	9
Buy		885,373	06/2012	GST	23	(1,033)	(1,010)
Buy		34,000	06/2012	HUS	25	0	25
Buy		714,294	06/2012	JPM	8	(502)	(494)
Buy		123,000	06/2012	SOG	9	0	9
Buy		500,000	06/2012	UAG	0	(633)	(633)
Buy		357,444	02/2013	DUB	0	(844)	(844)
Buy		236,053	02/2013	GST	0	(677)	(677)
Buy		175,119	08/2013	DUB	0	(695)	(695)
Buy		119,000	08/2013	RYL	0	(394)	(394)
Buy		132,000	08/2013	UAG	0	(482)	(482)
Buy		50,000	04/2014	RYL	0	(431)	(431)
Buy	EUR	90,534	01/2012	BRC	0	(1,532)	(1,532)
Sell		188,263	01/2012	BRC	14,454	0	14,454
Buy		177,799	01/2012	CBK	0	(2,099)	(2,099)
Sell		1,763	01/2012	CBK	137	0	137
Buy		12,548	01/2012	DUB	0	(375)	(375)
Sell		177,553	01/2012	DUB	14,629	0	14,629
Sell		392,377	01/2012	FBL	16,350	0	16,350
Buy		39,010	01/2012	GST	64	0	64
Buy		42,167	01/2012	JPM	0	(1,056)	(1,056)
Sell		14,885	01/2012	JPM	685	0	685
Buy		903	01/2012	RBC	0	(38)	(38)
Sell		1,684	01/2012	RBC	137	0	137
Buy		72,215	01/2012	UAG	0	(704)	(704)
Sell		19,638	01/2012	UAG	926	0	926
Sell		82,886	02/2012	BRC	1,032	0	1,032
Sell		172,668	02/2012	CBK	2,080	0	2,080
Sell		39,010	02/2012	GST	0	(63)	(63)
Sell		25,598	02/2012	JPM	265	0	265
Sell		72,215	02/2012	UAG	715	0	715
Sell	GBP	43,250	01/2012	BRC	654	0	654
Buy		108,061	01/2012	CBK	0	(1,621)	(1,621)
Sell		118,493	01/2012	CBK	904	0	904
Buy		107,992	01/2012	GST	1,264	0	1,264
Sell		54,379	01/2012	GST	634	0	634
Sell		108,061	02/2012	CBK	1,624	0	1,624
Sell		107,992	02/2012	GST	0	(1,261)	(1,261)
Buy	HKD	189,250	02/2012	BRC	5	0	5
Buy		46,300	02/2012	CBK	19	0	19
Buy		170,000	02/2012	FBL	68	0	68
Buy		157,900	02/2012	UAG	30	0	30
Sell	HUF	3,409,241	01/2012	BRC	1,098	0	1,098
Sell		5,958,221	01/2012	GST	3,028	0	3,028
Sell		19,325,968	01/2012	JPM	10,709	0	10,709
Buy	INR	2,361,034	07/2012	BRC	0	(3,127)	(3,127)
Buy		5,858,161	07/2012	UAG	0	(6,518)	(6,518)
Sell	JPY	37,434,332	01/2012	CBK	1,181	0	1,181
Buy		448,718	01/2012	DUB	64	0	64
Sell		188,145	01/2012	RBC	0	(38)	(38)
Sell		14,171,622	10/2016	DUB	0	(1,235)	(1,235)
Sell	KRW	42,531,510	02/2012	CBK	458	0	458
Sell		18,544,637	02/2012	FBL	71	0	71
Sell		19,227,692	02/2012	GST	170	0	170
Sell		19,701,710	02/2012	HUS	49	0	49
Buy		196,835,032	02/2012	UAG	0	(6,737)	(6,737)
Sell		99,032,826	02/2012	UAG	1,160	0	1,160
Buy	MXN	1,477,786	02/2012	HUS	0	(12,585)	(12,585)
Sell		2,821,751	02/2012	HUS	1,848	0	1,848
Buy		1,343,965	02/2012	MSC	0	(11,312)	(11,312)
Buy		64,304	03/2012	BRC	7	(2)	5
Sell		593,608	03/2012	CBK	1,204	0	1,204
Buy		18,406	03/2012	HUS	3	0	3
Sell		1,796,378	03/2012	HUS	4,414	0	4,414
Buy		2,821,751	09/2012	HUS	0	(1,812)	(1,812)
Buy	MYR	473,477	04/2012	CBK	0	(9,436)	(9,436)
Buy		217,024	04/2012	UAG	0	(3,336)	(3,336)
Buy	NOK	151,628	01/2012	FBL	0	(883)	(883)
Buy		151,627	01/2012	GST	0	(927)	(927)
Buy		151,628	01/2012	UAG	0	(944)	(944)
Buy	SGD	2,957	02/2012	JPM	11	0	11
Buy	TWD	1,128,819	01/2012	BRC	0	(2,797)	(2,797)
Sell		3,363	01/2012	BRC	9	0	9
Buy		2,000,000	01/2012	CBK	0	(3,669)	(3,669)
Buy		430,000	01/2012	GST	0	(789)	(789)
Buy		550,000	01/2012	HUS	0	(1,006)	(1,006)
Buy		150,000	01/2012	JPM	0	(271)	(271)
Buy		600,000	01/2012	RYL	0	(1,108)	(1,108)

					$91,104	$(156,767)	$(65,663)

(t)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$522,512	$0	$522,512
Corporate Bonds & Notes
Banking & Finance	0	3,877,718	1,402	3,879,120
Industrials	0	1,045,734	26,337	1,072,071
Utilities	0	277,808	2,185	279,993
Convertible Bonds & Notes
Banking & Finance	0	2,005	0	2,005
Industrials	0	5,486	0	5,486
Municipal Bonds & Notes
Alaska	0	24,288	0	24,288
Arizona	0	3,314	0	3,314
California	0	490,341	0	490,341
Colorado	0	20,783	0	20,783
District of Columbia	0	170	0	170
Florida	0	7,875	0	7,875
Georgia	0	15,434	0	15,434
Illinois	0	68,910	0	68,910
Indiana	0	11,189	0	11,189
Louisiana	0	291	0	291
Massachusetts	0	8,525	0	8,525
Michigan	0	9,848	0	9,848
Minnesota	0	9,439	0	9,439
Nevada	0	9,066	0	9,066
New Jersey	0	12,832	0	12,832
New York	0	110,530	0	110,530
North Carolina	0	3,454	0	3,454
Ohio	0	27,010	0	27,010
Pennsylvania	0	8,127	0	8,127
Puerto Rico	0	1,503	0	1,503
Texas	0	34,878	0	34,878
Utah	0	9,709	0	9,709
Virginia	0	648	0	648
Washington	0	12,723	0	12,723
West Virginia	0	4,160	0	4,160
U.S. Government Agencies	0	4,492,547	43,213	4,535,760
U.S. Treasury Obligations	0	7,437,308	0	7,437,308
Mortgage-Backed Securities	0	1,294,218	36,518	1,330,736
Asset-Backed Securities	0	377,685	9,670	387,355
Sovereign Issues	0	2,292,853	0	2,292,853
Convertible Preferred Securities
Utilities	27,268	0	0	27,268
Preferred Securities
Banking & Finance	0	3,318	0	3,318
Short-Term Instruments
Certificates of Deposit	0	151,722	0	151,722
Repurchase Agreements	0	19,000	0	19,000
U.S. Treasury Bills	0	62,033	0	62,033
PIMCO Short-Term Floating NAV Portfolio	179	0	0	179
Purchased Options
Credit Contracts	0	5,231	0	5,231
Equity Contracts	4,959	0	0	4,959
Foreign Exchange Contracts	0	3,625	0	3,625
Interest Rate Contracts	0	48,125	77,894	126,019
	$32,406	$22,823,975	$197,219	$23,053,600
Short Sales, at value	$0	$(2,865,961)	$0	$(2,865,961)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	81,253	0	81,253
Foreign Exchange Contracts	0	93,144	0	93,144
Interest Rate Contracts	6,643	102,596	2,275	111,514
	$6,643	$276,993	$2,275	$285,911

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(60,701)	(231)	(60,932)
Foreign Exchange Contracts	0	(156,836)	0	(156,836)
Interest Rate Contracts	(8,171)	(284,958)	(1,098)	(294,227)

	$(8,171)	$(502,495)	$(1,329)	$(511,995)

Totals	$30,878	$19,732,512	$198,165	$19,961,555

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$5,154	$0	$0	$(34)	$0	$(1,216)	$0	$(2,502)	$1,402	$(344)
Industrials	43,748	11,870	(27,485)	(347)	0	(1,449)	0	0	26,337	(897)
Utilities	2,465	0	(253)	(7)	(6)	(14)	0	0	2,185	(15)
U.S. Government Agencies	20,934	23,107	(13,789)	234	(1)	274	12,454	0	43,213	274
Mortgage-Backed Securities	0	38,014	(1,471)	318	895	(1,238)	0	0	36,518	(1,238)
Asset-Backed Securities	102,902	0	(29,812)	55	152	(227)	0	(63,400)	9,670	(90)
Purchased Options
Interest Rate Contracts	0	71,312	0	0	0	6,582	0	0	77,894	6,582

	$175,203	$144,303	$(72,810)	$219	$1,040	$2,712	$12,454	$(65,902)	$197,219	$4,272
Financial Derivative Instruments (7) – Assets
Interest Rate Contracts	$0	$2,275	$0	$0	$0	$0	$0	$0	$2,275	$0

Financial Derivative Instruments (7) – Liabilities
Credit Contracts	0	0	0	0	0	0	(231)	0	(231)	0
Interest Rate Contracts	0	(1,098)	0	0	0	0	0	0	(1,098)	0

	$0	$(1,098)	$0	$0	$0	$0	$(231)	$0	$(1,329)	$0

Totals	$175,203	$145,480	$(72,810)	$219	$1,040	$2,712	$12,223	$(65,902)	$198,165	$4,272

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.5%
Del Monte Foods Co.
4.500% due 02/16/2018		$597	$569
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		995	993
Kinetic Concepts, Inc.
7.000% due 05/04/2018		500	505
Springleaf Finance Corp.
5.500% due 05/10/2017		2,600	2,269

Total Bank Loan Obligations (Cost $4,653)			4,336

CORPORATE BONDS & NOTES 10.7%
BANKING & FINANCE 8.3%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,168
Ally Financial, Inc.
3.963% due 06/20/2014		1,400	1,316
American International Group, Inc.
8.250% due 08/15/2018		300	318
Banco Santander Chile
2.875% due 11/13/2012		900	906
Bank of America Corp.
1.848% due 01/30/2014		800	723
BNP Paribas S.A.
5.186% due 06/29/2049		100	67
Capital One Capital VI
8.875% due 05/15/2040		200	208
CIT Group, Inc.
7.000% due 05/01/2015		369	370
7.000% due 05/01/2016		215	215
7.000% due 05/01/2017		361	361
Citigroup, Inc.
3.953% due 06/15/2016		200	200
4.587% due 12/15/2015		100	101
6.000% due 08/15/2017		200	210
6.125% due 11/21/2017		200	214
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		1,000	961
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		1,800	1,741
5.375% due 03/15/2020		3,600	3,558
HSBC Bank PLC
3.100% due 05/24/2016		1,300	1,302
International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,644
6.750% due 09/01/2016		1,400	1,442
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,100	1,009
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	96
6.400% due 08/28/2017		100	97
6.750% due 05/21/2013	EUR	100	130
6.875% due 04/25/2018		$200	197
Morgan Stanley
5.950% due 12/28/2017		600	572
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		600	529
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	741
5.625% due 08/24/2020		$200	192
6.666% due 04/29/2049	CAD	100	64
6.990% due 10/29/2049		$2,050	1,294
7.640% due 03/29/2049		100	54
SLM Corp.
5.375% due 05/15/2014		50	50
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	103
5.750% due 09/15/2016		$100	71
Stone Street Trust
5.902% due 12/15/2015		500	460

Weyerhaeuser Co.
7.375% due 10/01/2019	200	226

		22,910

INDUSTRIALS 1.9%
Altria Group, Inc.
4.750% due 05/05/2021	300	331
Barrick North America Finance LLC
4.400% due 05/30/2021	300	325
CVS Pass-Through Trust
7.507% due 01/10/2032	868	1,006
Del Monte Corp.
7.625% due 02/15/2019	150	145
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	100	102
8.146% due 04/11/2018	200	226
9.250% due 04/23/2019	200	239
Petrobras International Finance Co.
7.875% due 03/15/2019	100	120
Petroleos Mexicanos
5.500% due 01/21/2021	900	981
RZD Capital Ltd.
5.739% due 04/03/2017	500	505
Transocean, Inc.
6.500% due 11/15/2020	900	931
UAL Pass-Through Trust
10.400% due 05/01/2018	230	255

		5,166

UTILITIES 0.5%
BP Capital Markets PLC
3.125% due 10/01/2015	300	314
3.625% due 05/08/2014	480	505
4.500% due 10/01/2020	600	662

		1,481

Total Corporate Bonds & Notes (Cost $29,940)		29,557

MUNICIPAL BONDS & NOTES 75.3%
ALASKA 1.7%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,626

ARIZONA 1.1%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	605
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,385

		2,990

CALIFORNIA 17.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	8,036
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	3,000	3,669
5.000% due 05/01/2022	3,000	3,615
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	3,000	3,726
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2021	5,000	6,236
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	473
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,132
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,959
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	600	725
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	140
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	606
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,518
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	250	276
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	363

Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	628
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.080% due 07/01/2031	1,225	1,225
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	587
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2011
5.000% due 07/01/2022	3,000	3,687
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	151
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,034
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,762
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2022	3,000	3,506
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,205
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	516
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	559

		49,334

COLORADO 2.8%
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	746
Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,128
Douglas County, Colorado School District No. Re-1 Douglas & Elbert Counties General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,500	1,925

		7,799

FLORIDA 3.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,763
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,680
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2019	1,000	1,230
5.000% due 06/01/2020	1,000	1,237
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	465

		10,375

GEORGIA 1.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,058
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,881

		3,939

HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	276
5.000% due 06/01/2017	500	600

		876

ILLINOIS 2.4%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	108
Chicago IL Waterworks Revenue, Illinois Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,070
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,422
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	121
Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	268
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,123
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	604

		6,716

INDIANA 2.6%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	243

Indianapolis Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	595
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	561
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,881

		7,280

IOWA 0.7%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,916

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	415

MARYLAND 0.3%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	949

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	193
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,205
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,465
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,263

		5,126

MICHIGAN 1.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,410

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,287

NEVADA 0.8%
Nevada State General Obligation Notes, Series 2005
5.000% due 02/01/2015	2,000	2,241

NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	6,038
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,895
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,650

		12,583

NEW YORK 12.7%
New York City, New York General Obligation Bonds, Series 2008
0.020% due 04/01/2032	100	100
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,291
5.000% due 08/01/2019	5,000	6,108
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	547
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,482
5.250% due 06/15/2044	4,300	4,760
5.375% due 06/15/2043	3,000	3,329
New York City, New York Transitional Finance Authority Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	125	132
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	580
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	516
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,176
5.000% due 07/01/2039	500	538
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,420
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,227

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	973
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	113
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,154
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,776

		35,222

NORTH CAROLINA 0.6%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	329
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	573
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	733

		1,635

OHIO 2.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	360
6.500% due 06/01/2047	5,100	4,018
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,163
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	117

		7,658

OKLAHOMA 0.7%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,820

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	618

PENNSYLVANIA 1.5%
Commonwealth of Pennsylvania General Obligation Bonds, Series 2004
5.000% due 09/01/2018	2,500	2,786
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	615
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	754

		4,155

TENNESSEE 0.2%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	532

TEXAS 6.2%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	173
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,199
5.000% due 11/01/2020	1,000	1,202
Fort Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,194
Houston TX Utility System Revenue, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	276
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	2,034
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,876
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,842
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	568
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	616
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	843
5.000% due 04/01/2019	1,000	1,223
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	149
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,827

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	121

		17,143

UTAH 0.3%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	750	787

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	489

WASHINGTON 5.5%
Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	1,500	1,693
Energy Northwest, Washington Revenue Notes, Series 2008
5.000% due 07/01/2017	1,295	1,553
Energy Northwest, Washington Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,199
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,047
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	272
5.250% due 01/01/2039	500	545
King County, Washington School District No. 411 Issaquah General Obligation Bonds, (AGM Insured), Series 2001
5.625% due 12/01/2014	1,000	1,140
Seattle, Washington Revenue Notes, Series 2010
5.000% due 02/01/2016	2,500	2,893
5.000% due 02/01/2019	2,500	3,079
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,250
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	607

		15,278

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	141

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	936
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	151

		1,087

Total Municipal Bonds & Notes (Cost $193,819)		208,427

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.414% due 03/25/2034	83	82
1.194% due 04/25/2032	94	95
4.500% due 04/01/2024	42	45
Freddie Mac
1.743% due 10/25/2021 (a)	700	76

Total U.S. Government Agencies (Cost $289)		298

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
3.750% due 08/15/2041	500	587
4.750% due 02/15/2041 (g)(h)	504	693
6.125% due 11/15/2027	16	24
7.125% due 02/15/2023 (f)(g)(h)	600	907
7.875% due 02/15/2021	25	38
8.125% due 05/15/2021 (g)	92	143
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2021	7,061	7,557
2.125% due 02/15/2041 (f)(h)	2,171	2,934
U.S. Treasury Notes
2.000% due 11/15/2021	300	303
2.125% due 12/31/2015 (f)(g)	600	637
2.125% due 08/15/2021	7,500	7,690
2.625% due 08/15/2020	44	47

Total U.S. Treasury Obligations (Cost $21,245)		21,560

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
2.766% due 05/25/2035	63	61

American Home Mortgage Assets
1.168% due 09/25/2046		57	26
Banc of America Funding Corp.
2.844% due 06/20/2032		103	94
5.743% due 01/20/2047		109	69
Bear Stearns Adjustable Rate Mortgage Trust
5.228% due 03/25/2035		620	547
Countrywide Home Loan Mortgage Pass-Through Trust
2.795% due 08/25/2034		69	48
Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033		68	58
EMF-NL
2.372% due 04/17/2041	EUR	100	104
Eurosail PLC
2.322% due 10/17/2040		120	135
GSR Mortgage Loan Trust
2.429% due 06/25/2034		$121	98
5.750% due 01/25/2037		100	91
MASTR Adjustable Rate Mortgages Trust
2.229% due 05/25/2034		241	207
Mellon Residential Funding Corp.
0.708% due 08/15/2032		931	835
0.758% due 06/15/2030		207	182
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		129	84
MLCC Mortgage Investors, Inc.
1.270% due 10/25/2035		63	50
Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		285	287
Residential Asset Securitization Trust
6.000% due 07/25/2037		435	315
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035		116	71
WaMu Mortgage Pass-Through Certificates
1.608% due 08/25/2042		71	57
5.233% due 03/25/2037		2,616	1,843
Wells Fargo Mortgage-Backed Securities Trust
2.948% due 01/25/2035		381	351

Total Mortgage-Backed Securities (Cost $5,907)			5,613

ASSET-BACKED SECURITIES 1.2%
Credit-Based Asset Servicing & Securitization LLC
5.303% due 12/25/2035		760	688
IXIS Real Estate Capital Trust
0.524% due 01/25/2037		192	58
JPMorgan Mortgage Acquisition Corp.
0.384% due 10/25/2036		27	26
0.434% due 10/25/2036		1,000	437
Option One Mortgage Loan Trust
5.611% due 01/25/2037		1,490	683
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019		985	979
Residential Asset Securities Corp.
6.228% due 04/25/2032		25	25
WaMu Asset-Backed Certificates
0.444% due 01/25/2037		1,000	344

Total Asset-Backed Securities (Cost $3,178)			3,240

SOVEREIGN ISSUES 5.4%
Australia Government Bond
5.500% due 01/21/2018	AUD	4,800	5,470
5.500% due 04/21/2023		3,100	3,639
6.000% due 02/15/2017		1,300	1,498
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	52	28
10.000% due 01/01/2014		53	28
10.000% due 01/01/2017		1,965	1,012
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	766
10.000% due 12/05/2024		20,950	1,935
Qatar Government International Bond
5.250% due 01/20/2020		$500	551

Total Sovereign Issues (Cost $14,724)			14,927

SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.440% due 02/14/2014		1,300	1,299

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	353	353

(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $364. Repurchase proceeds are $353.)
U.S. TREASURY BILLS 3.8%
0.024% due 01/12/2012 - 06/28/2012 (b)(f)(g)(h)	10,480	10,479

Total Short-Term Instruments (Cost $12,132)		12,131

PURCHASED OPTIONS (j) 0.9%
(Cost $4,040)		2,412
Total Investments 109.3% (Cost $289,927)		$302,501
Written Options (k) (0.4%) (Premiums $1,400)		(1,138)
Other Assets and Liabilities (Net) (8.9%)		(24,532)

Net Assets 100.0%		$276,831

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Cash of $1 has been pledged as collateral for equity options as of December 31, 2011.

(f)	Securities with an aggregate market value of $8,379 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $1,656 and cash of $612 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2013	12	$47
Japan Government 10-Year Bond March Futures	Short	03/2012	1	(17)
U.S. Treasury 5-Year Note March Futures	Short	03/2012	878	(485)
U.S. Treasury 10-Year Note March Futures	Short	03/2012	8	(8)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2012	184	190

				$(273)

(h)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $5,004 and cash of $986 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	(5.000%)	06/20/2015	$1,274	$29	$10
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	17,052	551	(285)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	8,624	588	(81)
CDX.IG-12 5-Year Index	(1.000%)	06/20/2014	99	0	0
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015	20,900	34	(51)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	6,500	27	(12)

				$1,229	$(419)

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	12/21/2014		$23,800	$(308)	$90
Pay	3-Month USD-LIBOR	1.500%	12/21/2015		23,800	476	(71)
Receive	3-Month USD-LIBOR	1.500%	12/21/2016		13,500	(191)	(175)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018		11,000	(1,028)	101
Receive	3-Month USD-LIBOR	3.500%	06/15/2021		9,700	(1,337)	130
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		7,700	(885)	(271)
Receive	3-Month USD-LIBOR	4.000%	12/21/2031		4,200	(1,038)	(428)
Receive	3-Month USD-LIBOR	4.000%	12/15/2040		5,400	(1,625)	(390)
Receive	6-Month EUR-EURIBOR	3.140%	12/20/2040	EUR	22,600	(1,544)	(182)
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		3,300	(167)	(28)

						$(7,647)	$(1,224)

(i)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	3.346%		$300	$28	$8	$20
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	3.346%		200	19	5	14
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.834%		300	(2)	(2)	0
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.809%		300	(2)	(2)	0
Carnival Corp.	BOA	(1.000%	)	03/20/2016	1.129%		300	2	0	2
Carnival Corp.	BPS	(1.000%	)	09/20/2016	1.251%		200	2	1	1
Carnival Corp.	GST	(1.000%	)	09/20/2016	1.251%		300	3	2	1
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.374%		600	10	(3)	13
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.690%		300	(8)	(10)	2
Credit Agricole S.A.	BOA	(1.000%	)	03/20/2021	2.704%	EUR	200	31	12	19

Credit Agricole S.A.	FBF	(1.000%)	03/20/2021	2.704%		200	31	11	20
Credit Agricole S.A.	HUS	(1.000%)	03/20/2021	2.704%		200	31	10	21
Credit Agricole S.A.	RYL	(1.000%)	03/20/2021	2.704%		200	31	12	19
DDR Corp.	BOA	(1.000%)	06/20/2016	3.192%		$300	26	8	18
DDR Corp.	GST	(1.000%)	06/20/2016	3.192%		300	27	9	18
FedEx Corp.	BOA	(1.000%)	03/20/2021	1.477%		300	11	6	5
General Electric Capital Corp.	DUB	(1.000%)	09/20/2016	2.436%		300	18	4	14
General Electric Capital Corp.	MYC	(1.000%)	09/20/2016	2.436%		900	55	13	42
Generali Finance B.V.	CBK	(1.000%)	09/20/2016	3.566%	EUR	300	40	27	13
Generali Finance B.V.	SOG	(1.000%)	09/20/2016	3.566%		300	40	22	18
Goodrich Corp.	FBF	(1.000%)	09/20/2016	0.181%		$300	(12)	(7)	(5)
Halliburton Co.	BRC	(1.000%)	09/20/2016	0.955%		300	0	(5)	5
Home Depot, Inc.	BOA	(1.000%)	09/20/2016	0.562%		300	(7)	(6)	(1)
Home Depot, Inc.	BOA	(1.000%)	03/20/2021	0.856%		300	(4)	(1)	(3)
Home Depot, Inc.	CBK	(1.000%)	06/20/2021	0.865%		300	(3)	(1)	(2)
Home Depot, Inc.	GST	(1.000%)	12/20/2016	0.586%		100	(2)	(2)	0
Honeywell International, Inc.	FBF	(1.000%)	09/20/2016	0.411%		300	(8)	(9)	1
Ingersoll-Rand Co.	FBF	(1.000%)	09/20/2016	0.355%		300	(9)	(9)	0
Kimco Realty Corp.	MYC	(1.000%)	06/20/2016	1.804%		300	10	(1)	11
Kohl’s Corp.	BOA	(1.000%)	06/20/2016	1.321%		300	4	(3)	7
Kroger Co.	BOA	(1.000%)	12/20/2016	0.796%		600	(6)	(2)	(4)
Lockheed Martin Corp.	FBF	(1.000%)	09/20/2016	1.089%		300	1	(9)	10
Macy’s Retail Holdings, Inc.	FBF	(1.000%)	12/20/2016	1.364%		100	2	1	1
Marriott International, Inc.	BOA	(1.000%)	03/20/2016	1.142%		300	2	(2)	4
Marriott International, Inc.	BOA	(1.000%)	09/20/2016	1.261%		600	7	10	(3)
Marriott International, Inc.	GST	(1.000%)	09/20/2016	1.261%		100	2	3	(1)
Nordstrom, Inc.	BOA	(1.000%)	09/20/2016	1.095%		100	1	0	1
Nordstrom, Inc.	FBF	(1.000%)	09/20/2016	1.095%		200	0	(1)	1
Raytheon Co.	FBF	(1.000%)	09/20/2016	0.713%		300	(4)	(9)	5
Ryder System, Inc.	BOA	(1.000%)	03/20/2016	1.330%		600	8	5	3
Ryder System, Inc.	BPS	(1.000%)	09/20/2016	1.453%		300	6	2	4
Ryder System, Inc.	MYC	(1.000%)	09/20/2016	1.453%		300	6	2	4
Ryder System, Inc.	UAG	(1.000%)	06/20/2016	1.395%		100	2	1	1
Safeway, Inc.	BOA	(1.000%)	12/20/2016	1.210%		300	3	4	(1)
Safeway, Inc.	BOA	(1.000%)	12/20/2021	1.569%		300	14	17	(3)
Sempra Energy	BRC	(1.100%)	03/20/2014	0.391%		100	(2)	0	(2)
Southwest Airlines Co.	BOA	(1.000%)	03/20/2016	1.631%		300	8	4	4
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%)	03/20/2016	1.564%		200	4	1	3
Sweden Government Bond	BOA	(0.250%)	09/20/2021	0.919%		900	52	17	35
Sweden Government Bond	BPS	(0.250%)	09/20/2021	0.919%		300	17	5	12
Target Corp.	BOA	(1.000%)	09/20/2016	0.481%		300	(7)	(6)	(1)
Target Corp.	JPM	(1.000%)	09/20/2016	0.481%		400	(10)	(9)	(1)
Target Corp.	MYC	(1.000%)	06/20/2016	0.457%		300	(8)	(7)	(1)
Turkey Government International Bond	CBK	(1.000%)	03/20/2021	3.156%		500	80	37	43
Union Pacific Corp.	FBF	(1.000%)	09/20/2016	0.474%		300	(7)	(9)	2
United Parcel Service of America, Inc.	FBF	(1.000%)	09/20/2016	0.483%		300	(7)	(9)	2
United Parcel Service of America, Inc.	JPM	(1.000%)	03/20/2021	0.738%		100	(2)	(3)	1
Wal-Mart Stores, Inc.	BOA	(1.000%)	03/20/2021	0.745%		300	(7)	(9)	2
Wal-Mart Stores, Inc.	BOA	(1.000%)	06/20/2021	0.752%		300	(7)	(7)	0
Wells Fargo & Co.	BOA	(1.000%)	09/20/2016	1.398%		400	7	4	3
Wells Fargo & Co.	BOA	(1.000%)	12/20/2016	1.419%		300	6	7	(1)
Wells Fargo & Co.	DUB	(1.000%)	09/20/2016	1.398%		800	15	9	6
Wells Fargo & Co.	DUB	(1.000%)	12/20/2016	1.419%		300	5	7	(2)
Wells Fargo & Co.	MYC	(1.000%)	12/20/2016	1.419%		400	7	10	(3)
Williams Cos., Inc.	BRC	(1.000%)	09/20/2016	1.527%		300	7	7	0

							$557	$160	$397

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	6.577%	$600	$(47)	$26	$(73)
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.866%	200	28	7	21
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.866%	100	14	(4)	18
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.866%	300	43	3	40
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.866%	600	(43)	(26)	(17)
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.866%	500	(35)	(21)	(14)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.866%	700	(50)	(31)	(19)
China Government International Bond	CBK	1.000%	12/20/2016	1.450%	200	(4)	(10)	6
Ensco PLC	FBF	1.000%	03/20/2014	0.841%	500	1	(4)	5
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.447%	400	(44)	(26)	(18)
International Lease Finance Corp.	BOA	5.000%	06/20/2016	6.724%	300	(17)	(19)	2
International Lease Finance Corp.	CBK	5.000%	06/20/2019	6.470%	800	(54)	(53)	(1)
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.791%	300	(20)	(12)	(8)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.791%	200	(13)	(8)	(5)
Mexico Government International Bond	GST	1.000%	09/20/2021	1.791%	400	(26)	(16)	(10)
SLM Corp.	BOA	5.000%	03/20/2016	6.047%	300	(10)	0	(10)

						$(277)	$(194)	$(83)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	BOA	(5.000%	)	12/20/2015			1,274	$40	$(49)	$89
CDX.HY-17 5-Year Index	BPS	(5.000%	)	12/20/2016			1,764	120	262	(142)
CDX.HY-17 5-Year Index	MYC	(5.000%	)	12/20/2016			980	67	69	(2)
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049			1,700	160	240	(80)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051			1,600	161	244	(83)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		EUR	600	15	(10)	25
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016			2,200	398	291	107
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016			2,600	110	126	(16)
iTraxx Europe Senior Financials 15 Index	MYC	(1.000%	)	06/20/2016			2,700	239	63	176
iTraxx Japan16 Index	BOA	(1.000%	)	12/20/2016	1.860%	JPY	30,000	16	16	0
iTraxx Japan16 Index	BRC	(1.000%	)	12/20/2016	1.860%		10,000	5	5	0
iTraxx Japan16 Index	FBF	(1.000%	)	12/20/2016	1.860%		20,000	10	10	0
iTraxx Japan16 Index	GST	(1.000%	)	12/20/2016	1.860%		20,000	10	10	0

								$1,351	$1,277	$74

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA. 6-1 Index	FBF	0.180%	07/25/2045	$266	$(37)	$(39)	$2
ABX.HE.AAA. 6-1 Index	JPM	0.180%	07/25/2045	466	(65)	(68)	3
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	2,400	(17)	0	(17)

					$(119)	$(107)	$(12)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.130%	09/19/2012	BPS		$19,300	$1	$0	$1
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.130%	09/19/2012	FBF		18,900	1	0	1
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.130%	09/19/2012	GLM		125,400	5	0	5
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	03/21/2014	UAG		12,800	(17)	0	(17)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	BPS		12,800	(17)	0	(17)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	DUB		62,700	(82)	0	(82)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	MYC		75,300	(98)	1	(99)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	8,800	0	26	(26)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		31,500	16	83	(67)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		30,800	30	73	(43)
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		5,900	16	18	(2)
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		2,300	8	11	(3)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		3,500	57	(3)	60
Pay	1-Year BRL-CDI	11.930%	01/02/2014	HUS		11,300	182	(5)	187
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GLM		5,100	102	(4)	106
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,400	54	5	49
Pay	1-Year BRL-CDI	12.390%	01/02/2014	UAG		3,300	58	2	56
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		3,300	61	3	58
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		3,600	67	0	67
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		9,900	190	8	182
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		5,800	182	33	149
Pay	1-Year BRL-CDI	10.600%	01/02/2015	MYC		2,200	1	0	1
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	RBC	CAD	800	12	2	10

Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	RYL		300	4	0	4
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041	RYL		300	(6)	0	(6)
Receive	3-Month CAD Bank Bill	2.400%	12/15/2041	RBC		800	(13)	0	(13)
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	15,100	55	(6)	61
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	GLM		$125,400	31	0	31
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	MYC		38,200	10	(1)	11
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	BPS		12,800	(1)	1	(2)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	DUB		62,700	(7)	0	(7)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	MYC		75,300	(8)	1	(9)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	UAG		12,800	(1)	1	(2)
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	CBK		1,100	(77)	(1)	(76)
Receive	3-Month USD-LIBOR	2.750%	12/15/2020	HUS		7,700	(541)	(1)	(540)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		53,400	(7,239)	(1,679)	(5,560)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RYL		600	(117)	(25)	(92)
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	MYC		8,500	(2,013)	176	(2,189)
Receive	3-Month USD-LIBOR	4.000%	12/15/2040	RYL		1,100	(320)	13	(333)
Receive	3-Month USD-LIBOR	3.580%	08/26/2041	DUB		1,200	(260)	(8)	(252)
Pay	6-Month AUD Bank Bill	4.750%	12/15/2017	UAG	AUD	3,300	43	24	19
Pay	6-Month AUD-LIBOR	4.750%	12/14/2017	UAG		3,300	42	15	27
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	110,000	(34)	(13)	(21)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		940,000	(298)	(116)	(182)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	DUB		10,000	(7)	(6)	(1)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		180,000	(137)	(111)	(26)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MYC	MXN	63,600	65	(1)	66
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		21,100	84	68	16
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		7,100	28	24	4

							$(9,888)	$(1,392)	$(8,496)

(j)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		$3,900	$9	$2
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		20,200	91	6
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	37
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		3,300	186	110
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	169
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.870%	06/18/2012		6,100	445	267
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	500	30	13
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		3,300	410	150
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		1,000	51	25
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		1,900	208	86

								$2,567	$865

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-17 5-Year Index	BOA	Buy	92.000%	01/18/2012	$1,300	$47	$15
Put - OTC CDX.HY-17 5-Year Index	BOA	Buy	95.000%	01/18/2012	2,000	79	56
Put - OTC CDX.HY-17 5-Year Index	MYC	Buy	95.000%	01/18/2012	800	32	22

						$158	$93

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	UAG		$1.280	01/11/2012	EUR	1,900	$13	$11
Call - OTC USD versus CNY	JPM	CNY	6.464	03/12/2012		$2,500	7	5
Call - OTC USD versus CNY	UAG		6.650	12/13/2012		1,700	15	13
Call - OTC USD versus CNY	GST		6.658	12/13/2012		1,000	9	8
Call - OTC USD versus CNY	MSX		6.660	12/13/2012		1,100	9	8
Call - OTC USD versus CNY	UAG		6.678	12/13/2012		1,400	12	11
Call - OTC USD versus CNY	UAG		6.684	12/13/2012		1,300	11	10

							$76	$66

Options on Indices
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Call - CBOE SPX Volatility Index	—		$ 25.000	03/21/2012		$178	$83	$91

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	04/03/2012	$300	$36	$40
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	04/03/2012	2,300	275	306
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	04/03/2012	4,500	530	599
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	06/18/2012	2,700	315	352

					$1,156	$1,297

(6)	Exercise level and final premium on a future date, based on implied volatility parameters.

(k)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$3,900	$22	$(5)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	7.590%	12/13/2013		109,100	208	(30)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	2	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		15,000	153	(73)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	2,100	32	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		4,300	56	(21)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.450%	06/18/2012		$7,000	195	(100)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.450%	06/18/2012		7,000	195	(100)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,100	13	0
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013	EUR	4,200	86	(289)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		1,100	19	(76)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		1,600	28	(110)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		2,700	52	(186)

								$1,065	$(1,000)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.150%	01/18/2012	$10,000	$79	$(46)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.300%	01/18/2012	6,500	47	(11)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	2.200%	03/21/2012	10,800	103	(13)
Put - OTC CDX.IG-17 5-Year Index	CBK	Sell	1.500%	03/21/2012	8,900	40	(35)
Put - OTC CDX.IG-17 5-Year Index	GST	Sell	1.500%	03/21/2012	3,500	16	(14)
Put - OTC CDX.IG-17 5-Year Index	MYC	Sell	1.150%	01/18/2012	4,000	33	(18)

						$318	$(137)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	74.950	01/13/2012	1,224	$17	$(1)

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	283	02/2012	CBK	$0	$0	$0
Sell		287	02/2012	CBK	0	(1)	(1)
Buy		5,311	02/2012	MSC	60	0	60
Sell		23	02/2012	RBC	0	0	0
Sell		23,279	02/2012	WST	0	(816)	(816)
Buy	BRL	4,728	01/2012	HUS	14	0	14
Sell		4,728	01/2012	HUS	0	(68)	(68)
Buy		4,728	01/2012	UAG	0	(105)	(105)
Sell		4,728	01/2012	UAG	0	(14)	(14)
Sell		4,728	03/2012	UAG	107	0	107
Sell	CAD	1	02/2012	BRC	0	0	0
Sell		1	02/2012	GST	0	0	0
Sell	CHF	2,076	03/2012	BRC	29	0	29
Buy	CNY	3,100	02/2012	BRC	8	0	8
Buy		6,689	02/2012	CBK	12	0	12
Buy		11,268	02/2012	DUB	26	0	26
Buy		38,141	02/2012	HUS	47	0	47
Buy		15,682	02/2012	JPM	20	0	20
Buy		12,893	02/2012	RYL	24	0	24
Buy		3,511	02/2012	UAG	7	0	7
Buy		1,954	06/2012	BPS	0	0	0
Buy		17,953	02/2013	DUB	0	(35)	(35)
Buy		3,588	02/2013	GST	0	(10)	(10)
Buy		4,434	02/2013	JPM	0	(12)	(12)
Buy		1,790	08/2013	UAG	0	(5)	(5)
Sell	EUR	2,095	01/2012	BRC	139	0	139
Buy		219	01/2012	CBK	0	(3)	(3)
Sell		397	01/2012	CBK	15	0	15
Sell		2,817	01/2012	DUB	211	0	211
Sell		3,779	01/2012	FBL	157	0	157
Buy		3,779	01/2012	GST	0	(67)	(67)
Buy		126	01/2012	UAG	0	(11)	(11)

Sell		3,779	02/2012	GST	67	0	67
Sell	GBP	503	01/2012	BRC	8	0	8
Sell		2,014	01/2012	GST	23	0	23
Buy		2,517	01/2012	RBC	0	(33)	(33)
Sell		2,517	02/2012	RBC	33	0	33
Buy	HKD	5,819	02/2012	CBK	2	0	2
Buy		3,100	02/2012	FBL	1	0	1
Buy		1,400	02/2012	UAG	0	0	0
Sell	HUF	61,385	01/2012	BRC	20	0	20
Sell		183,060	01/2012	CBK	64	0	64
Buy	INR	148,210	07/2012	JPM	0	(225)	(225)
Buy	JPY	8,735	01/2012	BRC	1	0	1
Sell		771,234	01/2012	DUB	24	0	24
Sell		253,014	10/2016	DUB	0	(22)	(22)
Buy	KRW	3,634,473	02/2012	CBK	0	(128)	(128)
Sell		796,423	02/2012	CBK	9	0	9
Sell		334,138	02/2012	FBL	1	0	1
Sell		346,050	02/2012	GST	3	0	3
Sell		354,410	02/2012	HUS	1	0	1
Sell		1,834,857	02/2012	UAG	22	0	22
Sell	MXN	30,109	02/2012	BRC	369	0	369
Buy		27,228	02/2012	HUS	0	(232)	(232)
Sell		20,945	02/2012	HUS	14	0	14
Buy		23,827	02/2012	MSC	0	(201)	(201)
Buy		1,168	03/2012	BRC	0	0	0
Buy		329	03/2012	HUS	0	0	0
Sell		13,983	03/2012	HUS	35	0	35
Buy		20,945	09/2012	HUS	0	(13)	(13)
Buy	MYR	12,597	04/2012	UAG	0	(196)	(196)
Buy	NOK	2,814	01/2012	FBL	0	(16)	(16)
Buy		2,814	01/2012	GST	0	(17)	(17)
Buy		2,814	01/2012	UAG	0	(18)	(18)
Buy	SGD	1	02/2012	JPM	0	0	0
Buy	TWD	91,466	01/2012	BRC	0	(186)	(186)

					$1,573	$(2,434)	$(861)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$4,336	$0	$4,336
Corporate Bonds & Notes
Banking & Finance	0	22,910	0	22,910
Industrials	0	4,911	255	5,166
Utilities	0	1,481	0	1,481
Municipal Bonds & Notes
Alaska	0	4,626	0	4,626
Arizona	0	2,990	0	2,990
California	0	49,334	0	49,334
Colorado	0	7,799	0	7,799
Florida	0	10,375	0	10,375
Georgia	0	3,939	0	3,939
Hawaii	0	876	0	876
Illinois	0	6,716	0	6,716
Indiana	0	7,280	0	7,280
Iowa	0	1,916	0	1,916
Kansas	0	415	0	415
Maryland	0	949	0	949
Massachusetts	0	5,126	0	5,126
Michigan	0	3,410	0	3,410
Minnesota	0	1,287	0	1,287
Nevada	0	2,241	0	2,241
New Jersey	0	12,583	0	12,583
New York	0	35,222	0	35,222
North Carolina	0	1,635	0	1,635
Ohio	0	7,658	0	7,658
Oklahoma	0	1,820	0	1,820
Oregon	0	618	0	618
Pennsylvania	0	4,155	0	4,155
Tennessee	0	532	0	532
Texas	0	17,143	0	17,143
Utah	0	787	0	787
Virginia	0	489	0	489
Washington	0	15,278	0	15,278
West Virginia	0	141	0	141
Wisconsin	0	1,087	0	1,087
U.S. Government Agencies	0	298	0	298
U.S. Treasury Obligations	0	21,560	0	21,560
Mortgage-Backed Securities	0	5,613	0	5,613
Asset-Backed Securities	0	3,240	0	3,240
Sovereign Issues	0	14,927	0	14,927
Short-Term Instruments

Certificates of Deposit	0	1,299	0	1,299
Repurchase Agreements	0	353	0	353
U.S. Treasury Bills	0	10,479	0	10,479
Purchased Options
Credit Contracts	0	93	0	93
Equity Contracts	91	0	0	91
Foreign Exchange Contracts	0	66	0	66
Interest Rate Contracts	0	865	1,297	2,162
	$91	$300,858	$1,552	$302,501

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	934	0	934
Foreign Exchange Contracts	0	1,573	0	1,573
Interest Rate Contracts	237	1,451	42	1,730
	$237	$3,958	$42	$4,237

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,115)	0	(1,115)
Foreign Exchange Contracts	0	(2,435)	0	(2,435)
Interest Rate Contracts	(510)	(12,192)	(20)	(12,722)

	$(510)	$(15,742)	$(20)	$(16,272)

Totals	$(182)	$289,074	$1,574	$290,466

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level3) for the Fund during the period ended December 31,2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Industrials	$324	$0	$(53)	$0	$0	$(16)	$0	$0	$255	$(9)
Asset-Backed Securities	1,398	0	(415)	0	0	(3)	0	(980)	0	0
Purchased Options Interest Rate Contracts	0	1,156	0	0	0	141	0	0	1,297	141

	1,722	1,156	(468)	0	0	122	0	(980)	1,552	132
Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$(123)	$0	$0	$0	$78	$67	$0	$0	$22	$22

Totals	$1,599	$1,156	$(468)	$0	$78	$189	$0	$(980)	$1,574	$154

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUSTM Short Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.2%
BANKING & FINANCE 19.2%
Citigroup, Inc.
5.500% due 04/11/2013		$100	$102
Dexia Credit Local
0.927% due 03/05/2013		150	142
NIBC Bank NV
0.909% due 12/02/2014		150	150
SLM Corp. CPI Linked Bond
5.618% due 12/15/2014		84	78
5.668% due 06/15/2015		22	20
Stadshypotek AB
1.129% due 09/30/2013		100	100
Stone Street Trust
5.902% due 12/15/2015		100	92
Wachovia Bank N.A.
0.812% due 11/03/2014		100	94

Total Corporate Bonds & Notes (Cost $796)			778

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
6.318% due 06/15/2027		100	102
Freddie Mac
0.878% due 12/15/2037		96	97
NCUA Guaranteed Notes
0.834% due 12/08/2020		92	92
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (b)		100	105

Total U.S. Government Agencies (Cost $396)			396

MORTGAGE-BACKED SECURITIES 18.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.909% due 01/25/2035		324	275
DBUBS Mortgage Trust
3.386% due 07/10/2044		100	104
Gosforth Funding PLC
2.432% due 04/24/2047	GBP	100	152
Mellon Residential Funding Corp.
1.018% due 09/15/2030		$190	151
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 06/25/2033		69	66

Total Mortgage-Backed Securities (Cost $792)			748

ASSET-BACKED SECURITIES 2.5%
Driver One GmbH
1.838% due 02/21/2017	EUR	77	99

Total Asset-Backed Securities (Cost $110)			99

SHORT-TERM INSTRUMENTS 52.3%
CERTIFICATES OF DEPOSIT 4.9%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$200	200

REPURCHASE AGREEMENTS 10.1%
JPMorgan Securities, Inc.
0.060% due 01/03/2012		300	300
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $304. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		107	107
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $111. Repurchase proceeds are $107.)

			407

U.S. TREASURY BILLS 12.4%
0.042% due 03/29/2012 - 06/28/2012 (a)		500	500

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 24.9%
	100,352	1,005

Total Short-Term Instruments (Cost $2,112)		2,112

PURCHASED OPTIONS (f) 0.1%
(Cost $11)		6
Total Investments 102.4% (Cost $4,217)		$4,139
Written Options (g) (0.1%) (Premiums $14)		(6)
Other Assets and Liabilities (Net) (2.3%)		(91)

Net Assets 100.0%		$4,042

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Affiliated to the Fund.

(d)	Cash of $12 has been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	1	$2

(e)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	3.363%	$100	$(1)	$(1)	$0
Morgan Stanley	CBK	1.000%	06/20/2013	4.621%	100	(5)	(6)	1

						$(6)	$(7)	$1

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Pay	DJUBSTR Index	10,005	3-Month U.S. Treasury Bill rate plus a specified spread	$2,830	01/27/2012	GLM	$0
Pay	DJUBSTR Index	4,490	3-Month U.S. Treasury Bill rate plus a specified spread	1,270	01/27/2012	MYC	0

							$0

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance (5)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.038	01/13/2012	JPM	$20	$(1)	$0	$(1)
Pay	London Gold Market Fixing Ltd. PM	0.039	01/18/2012	DUB	20	(1)	0	(1)
Pay	London Gold Market Fixing Ltd. PM	0.064	03/06/2012	GST	10	0	0	0
Pay	NYMEX WTI Crude February Futures	0.191	01/17/2012	DUB	5	1	0	1

						$(1)	$0	$(1)

(5)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(f)	Purchased options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$ 130.000	11/15/2013	1	$7	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$100	$4	$2

(g)	Written options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	1	$7	$(4)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$500	$2	$(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	2	(1)

							$7	$(2)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	86	01/2012	FBL	$5	$0	$5
Buy		43	01/2012	GST	0	(1)	(1)
Buy		3	01/2012	JPM	0	0	0
Buy		5	01/2012	MSC	0	0	0
Sell		43	02/2012	GST	1	0	1
Sell	GBP	101	01/2012	BRC	2	0	2
Buy		101	01/2012	RBC	0	(2)	(2)
Sell		101	02/2012	RBC	1	0	1

					$9	$(3)	$6

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$778	$0	$778
U.S. Government Agencies	0	304	92	396
Mortgage-Backed Securities	0	748	0	748
Asset-Backed Securities	0	99	0	99
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Repurchase Agreements	0	407	0	407
U.S. Treasury Bills	0	500	0	500
PIMCO Short-Term Floating NAV Portfolio	1,005	0	0	1,005
Purchased Options
Commodity Contracts	0	4	0	4
Interest Rate Contracts	0	2	0	2
	$1,005	$3,042	$92	$4,139
Financial Derivative Instruments (7) - Assets
Commodity Contracts	0	1	0	1
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	9	0	9
Interest Rate Contracts	2	0	0	2
	$2	$11	$0	$13
Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(6)	0	(6)
Credit Contracts	0	0	0	0
Foreign Exchange Contracts	0	(3)	0	(3)
Interest Rate Contracts	0	(2)	0	(2)
	$0	$(11)	$0	$(11)

Totals	$1,007	$3,042	$92	$4,141

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
U.S. Government Agencies	$98	$0	$(6)	$0	$0	$0	$0	$0	$92	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUSTM Strategy Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013		$990	$985
NRG Energy, Inc.
4.000% due 07/01/2018		2,985	2,983

Total Bank Loan Obligations (Cost $3,967)			3,968

CORPORATE BONDS & NOTES 14.7%
BANKING & FINANCE 13.3%
American Express Bank FSB
5.500% due 04/16/2013		500	523
American International Group, Inc.
3.650% due 01/15/2014		1,000	972
3.750% due 11/30/2013		9,500	9,327
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,185
Banco do Brasil S.A.
3.359% due 07/02/2014		4,000	3,997
4.500% due 01/22/2015		900	935
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,028
Banco Santander Brasil S.A.
2.659% due 03/18/2014		9,900	9,438
BBVA Bancomer S.A.
4.500% due 03/10/2016		11,700	11,525
Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,800
2.125% due 04/22/2013		9,600	9,501
Citigroup, Inc.
0.810% due 06/09/2016		2,000	1,563
1.848% due 01/13/2014		6,000	5,838
6.000% due 12/13/2013		2,760	2,858
6.500% due 08/19/2013		2,000	2,083
7.375% due 06/16/2014	EUR	1,100	1,522
Commonwealth Bank of Australia
1.289% due 03/17/2014		$5,900	5,809
2.900% due 09/17/2014		1,000	1,045
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,002
Credit Agricole S.A.
1.862% due 01/21/2014		10,800	9,988
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,233
Dexia Credit Local
0.927% due 03/05/2013		4,000	3,788
Dexia Credit Local S.A.
2.750% due 04/29/2014		1,000	910
Goldman Sachs Group, Inc.
1.435% due 02/07/2014		5,000	4,676
1.808% due 05/18/2015	EUR	4,000	4,506
4.750% due 07/15/2013		$5,000	5,069
HSBC Bank PLC
1.625% due 07/07/2014		13,800	13,650
HSBC Finance Corp.
0.653% due 01/15/2014		18,000	16,590
ING Bank NV
1.940% due 06/09/2014		6,400	6,134
3.900% due 03/19/2014		1,700	1,794
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,110
LeasePlan Corp. NV
3.000% due 05/07/2012		8,700	8,767
Lloyds TSB Bank PLC
2.766% due 01/24/2014		5,700	5,395
Macquarie Bank Ltd.
2.600% due 01/20/2012		15,300	15,300
3.300% due 07/17/2014		1,900	2,004
Merrill Lynch & Co., Inc.
2.034% due 07/22/2014	EUR	10,000	11,154
5.450% due 02/05/2013		$3,000	3,023
6.050% due 08/15/2012		4,600	4,667
Morgan Stanley
1.807% due 03/01/2013	EUR	2,300	2,826
2.016% due 01/24/2014		$15,800	14,551
2.953% due 05/14/2013		2,200	2,113

Nationwide Building Society
2.500% due 08/17/2012		1,300	1,315
5.500% due 07/18/2012		10,000	10,225
New York Life Global Funding
1.537% due 12/20/2013	EUR	800	1,019
NIBC Bank NV
0.909% due 12/02/2014		$7,050	7,059
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,067
Pacific Life Global Funding
5.150% due 04/15/2013		500	522
Regions Financial Corp.
0.744% due 06/26/2012		5,400	5,269
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		16,000	16,105
5.250% due 05/15/2013	EUR	1,500	1,947
Royal Bank Of Scotland NV
1.240% due 03/09/2015		$2,000	1,495
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	434
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		3,100	3,095
SLM Corp.
5.050% due 11/14/2014		9,700	9,575
Stadshypotek AB
1.129% due 09/30/2013		4,400	4,395
State Bank of India
4.500% due 07/27/2015		2,000	1,980
Swedbank AB
2.800% due 02/10/2012		11,000	11,026
Wachovia Bank N.A.
0.812% due 11/03/2014		2,600	2,453
Waha Aerospace BV
3.925% due 07/28/2020		1,800	1,852
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	36,230

			351,262

INDUSTRIALS 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	527
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,331
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,802
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		472	502
Dow Chemical Co.
7.600% due 05/15/2014		2,000	2,263
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	314
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	542
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	637
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	403
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,500	1,556
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,395
Petroleos Mexicanos
4.875% due 03/15/2015		400	427
Rohm and Haas Co.
5.600% due 03/15/2013		1,030	1,077
Time Warner Cable, Inc.
5.400% due 07/02/2012		2,800	2,864
UnitedHealth Group, Inc.
4.875% due 04/01/2013		1,000	1,045

			17,685

UTILITIES 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		200	209
BP Capital Markets PLC
2.750% due 02/27/2012		400	401
3.625% due 05/08/2014		1,900	1,998
5.250% due 11/07/2013		5,800	6,225
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	228
Columbus Southern Power Co.
0.955% due 03/16/2012		500	500

Crown Castle Towers LLC
4.174% due 08/15/2037	1,000	1,025
Duke Energy Carolinas LLC
5.625% due 11/30/2012	500	521
6.250% due 01/15/2012	540	541
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	451
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,773
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,276
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	537
TNK-BP Finance S.A.
6.250% due 02/02/2015	400	416
7.500% due 03/13/2013	500	522

		17,623

Total Corporate Bonds & Notes (Cost $395,045)		386,570

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.284% due 07/26/2012 (e)(g)	42,000	42,030
0.974% due 02/25/2041	3,524	3,556
6.000% due 04/18/2036	5,995	6,966
Freddie Mac
0.878% due 12/15/2037	9,635	9,680
NCUA Guaranteed Notes
0.834% due 12/08/2020	1,922	1,930
Overseas Private Investment Corp.
0.000% due 07/12/2016 - 06/10/2018	900	1,187
Small Business Administration
4.504% due 02/10/2014	50	51
4.840% due 05/01/2025	774	851
5.160% due 02/01/2028	282	315
5.310% due 05/01/2027	801	895
5.490% due 03/01/2028	270	303
5.510% due 11/01/2027	260	292
5.820% due 06/01/2026	827	934
6.020% due 08/01/2028	139	159
6.770% due 11/01/2028	783	903
8.500% due 01/01/2015	148	156
Tennessee Valley Authority Strips
8.250% due 04/15/2042 (b)	15,400	16,167

Total U.S. Government Agencies (Cost $86,056)		86,375

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Inflation Protected Securities (c)
1.125% due 01/15/2021	4,865	5,428
1.375% due 01/15/2020 (e)	1,256	1,431
U.S. Treasury Notes
0.125% due 09/30/2013	133,300	133,071
0.500% due 11/30/2012 (g)	10,400	10,435
4.875% due 02/15/2012	5,900	5,935

Total U.S. Treasury Obligations (Cost $155,703)		156,300

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
4.788% due 07/25/2035	1,602	1,159
Banc of America Funding Corp.
5.481% due 05/20/2036	2,700	2,001
Banc of America Large Loan, Inc.
0.788% due 08/15/2029	1,981	1,864
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	504	502
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049	198	195
5.622% due 06/10/2049	198	200
Bear Stearns Adjustable Rate Mortgage Trust
2.447% due 04/25/2034	1,531	1,310
2.909% due 01/25/2035	1,618	1,374
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036	299	176
Chase Mortgage Finance Corp.
2.738% due 02/25/2037	930	797
4.625% due 02/25/2034	634	643
5.500% due 12/25/2022	1,869	1,855
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035	4,466	3,670
4.900% due 11/25/2035	1,223	1,064
5.313% due 08/25/2035	3,762	3,317
Commercial Mortgage Pass-Through Certificates
0.378% due 12/15/2020	531	519

Countrywide Home Loan Mortgage Pass-Through Trust
2.735% due 11/20/2034		2,012	1,561
Credit Suisse First Boston Mortgage Securities Corp.
2.412% due 04/25/2034		212	191
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		3,156	3,030
0.448% due 10/15/2021		5,517	5,089
5.713% due 06/15/2039		800	804
DECO Series
1.185% due 10/27/2014	GBP	3,500	5,174
Deutsche Mortgage Securities, Inc.
5.246% due 06/26/2035		$5,000	4,658
European Loan Conduit
1.612% due 05/15/2019	EUR	1,634	1,726
First Horizon Alternative Mortgage Securities
2.249% due 04/25/2035		$1,641	1,243
Fosse Master Issuer PLC
1.805% due 10/18/2054		7,000	6,981
Granite Master Issuer PLC
0.545% due 12/20/2054		7,061	6,751
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		2,000	2,054
GS Mortgage Securities Corp.
1.535% due 03/06/2020		8,000	7,950
2.146% due 03/06/2020		2,700	2,616
3.849% due 12/10/2043		5,561	5,848
GSR Mortgage Loan Trust
2.722% due 09/25/2035		8,991	8,212
2.739% due 11/25/2035		2,152	1,784
Harborview Mortgage Loan Trust
0.595% due 11/19/2035		2,327	1,359
0.625% due 06/20/2035		1,567	1,172
Holmes Master Issuer PLC
1.753% due 10/15/2054		5,000	4,983
Indymac INDA Mortgage Loan Trust
5.142% due 11/25/2035		1,803	1,494
JPMorgan Mortgage Trust
5.319% due 07/25/2035		1,607	1,549
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034		1,500	1,379
Mellon Residential Funding Corp.
1.018% due 09/15/2030		633	504
Merrill Lynch Floating Trust
0.814% due 07/09/2021		4,899	4,542
Merrill Lynch Mortgage Investors, Inc.
2.612% due 06/25/2035		2,027	1,633
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035		234	197
2.079% due 12/25/2034		235	223
2.420% due 10/25/2035		267	217
5.580% due 05/25/2036		295	277
Morgan Stanley Capital
0.514% due 05/24/2043		966	850
5.610% due 04/15/2049		1,745	1,813
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,575	2,535
Morgan Stanley Re-REMIC Trust
5.790% due 08/15/2045		1,000	1,126
Permanent Master Issuer PLC
0.483% due 10/15/2033		3,700	3,698
0.513% due 07/15/2033		2,000	1,984
RBSSP Resecuritization Trust
2.221% due 07/26/2045		5,825	5,422
2.560% due 12/26/2036		722	718
Residential Accredit Loans, Inc.
0.594% due 01/25/2035		1,800	1,379
Structured Adjustable Rate Mortgage Loan Trust
2.531% due 06/25/2034		4,044	3,402
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037		2,023	2,005
6.054% due 09/25/2037		2,841	2,773
Vornado DP LLC
2.970% due 09/13/2028		1,791	1,852
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		135	135
WaMu Mortgage Pass-Through Certificates
1.278% due 01/25/2046		2,380	1,777
2.482% due 10/25/2035		10,600	7,722
Wells Fargo Mortgage-Backed Securities Trust
2.661% due 12/25/2034		188	177
2.710% due 03/25/2035		1,400	1,276
5.000% due 06/25/2033		346	328
5.000% due 03/25/2036		192	177
5.243% due 05/25/2035		1,308	1,298
5.500% due 12/25/2035		848	842

5.617% due 04/25/2036		4,400	3,815

Total Mortgage-Backed Securities (Cost $160,830)			152,951

ASSET-BACKED SECURITIES 3.9%
AMMC CDO
0.731% due 05/03/2018		1,475	1,411
Armstrong Loan Funding Ltd.
1.429% due 08/01/2016		2,311	2,250
Babson CLO Ltd.
0.777% due 11/15/2016		724	705
Callidus Debt Partners Fund Ltd.
0.663% due 04/17/2020		498	467
Citibank Omni Master Trust
2.378% due 05/16/2016		25,460	25,619
3.028% due 08/15/2018		21,300	22,359
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		43	45
Countrywide Asset-Backed Certificates
0.684% due 11/25/2034		2,017	1,746
Duane Street CLO
0.688% due 11/08/2017		873	838
EFS Volunteer LLC
1.268% due 10/26/2026		1,572	1,563
Galaxy CLO Ltd.
0.683% due 04/17/2017		2,240	2,176
Gallatin Funding Ltd.
0.707% due 08/15/2017		2,980	2,862
Gulf Stream Compass CLO Ltd.
0.763% due 07/15/2016		148	146
Harbourmaster CLO Ltd.
1.686% due 06/15/2020	EUR	2,418	2,928
Harvest CLO S.A.
2.228% due 03/29/2017		191	240
Katonah Ltd.
0.883% due 09/20/2016		$2,042	2,001
Massachusetts Educational Financing Authority
1.368% due 04/25/2038		4,971	4,962
MBNA Credit Card Master Note Trust
5.600% due 07/17/2014	EUR	1,800	2,342
Navigare Funding CLO Ltd.
0.739% due 05/20/2019		$2,231	2,160
Navigator CDO Ltd.
5.601% due 11/15/2015		141	141
Nelnet Student Loan Trust
1.198% due 07/27/2048		4,250	4,239
Park Place Securities, Inc.
0.944% due 10/25/2034		200	150
Sagamore CLO Ltd.
0.943% due 10/15/2015		1,902	1,859
SLM Student Loan Trust
0.418% due 07/25/2017		669	663
0.528% due 04/25/2017		600	599
0.918% due 10/25/2017		1,000	997
1.918% due 04/25/2023		226	232
2.198% due 08/15/2016		490	489
3.500% due 08/17/2043		4,524	4,461
4.500% due 11/16/2043		9,290	8,818
Veer Loan Opportunities Fund Ltd.
1.806% due 07/19/2017		552	550
Venture CDO Ltd.
0.639% due 01/20/2022		3,400	3,109
Wind River CLO Ltd.
0.889% due 12/19/2016		660	628

Total Asset-Backed Securities (Cost $104,831)			103,755

SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,617
8.125% due 01/21/2014		500	555
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	13,700	16,749
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)		725	817
Korea Development Bank
4.375% due 08/10/2015		$400	412
8.000% due 01/23/2014		500	551

Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,557

Total Sovereign Issues (Cost $24,993)			22,258

SHORT-TERM INSTRUMENTS 63.3%
CERTIFICATES OF DEPOSIT 0.6%
Banco Bradesco S.A.
0.000% due 03/23/2012 (k)		9,800	9,788
1.950% due 01/24/2013		5,000	5,039

			14,827

COMMERCIAL PAPER 0.2%
Vodafone Group PLC
0.880% due 01/19/2012		5,600	5,598

REPURCHASE AGREEMENTS 7.5%
Banc of America Securities LLC
0.060% due 01/03/2012		38,200	38,200

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.500% - 6.000% due 02/15/2026 - 05/15/2038 valued at $22,164 and U.S. Treasury Notes 0.250% due 12/15/2014 valued at $16,937. Repurchase proceeds are $38,200.)

BNP Paribas Securities Corp.
0.050% due 01/03/2012		46,300	46,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2014 valued at $47,300. Repurchase proceeds are $46,300.)
0.150% due 01/03/2012		100,000	100,000
(Dated 12/30/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $103,584. Repurchase proceeds are $100,002.)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012		10,000	10,000
(Dated 12/30/2011. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $10,370. Repurchase proceeds are $10,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012		3,456	3,456
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.000% due 06/22/2012 valued at $1,949 and Freddie Mac 5.500% due 08/20/2012 valued at $1,581. Repurchase proceeds are $3,456.)

			197,956

MEXICO TREASURY BILLS 0.8%
4.492% due 03/08/2012	MXN	295,000	20,963

U.S. TREASURY BILLS 28.1%
0.046% due 03/15/2012 - 08/23/2012 (a)(e)(g)		$740,336	740,217

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 26.1%
		68,512,469	686,084

Total Short-Term Instruments (Cost $1,665,770)			1,665,645

PURCHASED OPTIONS (i) 0.3%
(Cost $14,695)			9,034
Total Investments 98.3% (Cost $2,611,890)			$2,586,856
Written Options (j) (0.4%) (Premiums $15,739)			(11,166)
Other Assets and Liabilities (Net) 2.1%			54,982

Net Assets 100.0%			$2,630,672

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $25,772 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $13,499 at a weighted average interest rate of (0.789%). On December 31, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $20,312 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	165	$265
90-Day Eurodollar June Futures	Long	06/2013	40	47
90-Day Eurodollar March Futures	Long	03/2013	170	143
90-Day Eurodollar September Futures	Long	09/2013	383	856
Brent Crude December Futures	Short	11/2012	763	822
Brent Crude December Futures	Long	11/2013	226	1
Brent Crude June Futures	Long	05/2012	127	(102)
Brent Crude June Futures	Long	05/2013	152	(306)
Canola March Futures	Short	03/2012	3,080	(1,231)
Corn July Futures	Short	07/2012	430	(1,088)
Corn March Futures	Short	03/2012	268	(694)
Euro-Mill Wheat March Futures	Long	03/2012	3,761	4,698
Euro-Mill Wheat November Futures	Long	11/2012	1,675	(392)
Euro-Rapeseed May Futures	Long	05/2012	692	501
Gold 100 oz. February Futures	Long	02/2012	62	(691)
Heating Oil June Futures	Long	05/2012	88	(45)
RBOB Gasoline April Futures	Long	03/2012	143	212
RBOB Gasoline June Futures	Long	05/2012	338	589
RBOB Gasoline May Futures	Short	04/2012	287	(377)
Soybean July Futures	Long	07/2012	215	649
Soybean March Futures	Long	03/2012	163	(1,485)
Soybean May Futures	Long	05/2012	142	(1,750)
Wheat December Futures	Short	12/2012	414	1,428
Wheat July Futures	Long	07/2012	797	1,852
Wheat July Futures	Short	07/2012	1,068	(2,071)
Wheat March Futures	Short	03/2012	1,376	(3,859)
WTI Crude December Futures	Long	11/2012	57	(31)
WTI Crude December Futures	Long	11/2013	428	763
WTI Crude December Futures	Short	11/2014	112	(159)
WTI Crude June Futures	Short	05/2012	398	199

				$(1,256)

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	MYC	(1.000%)		03/20/2014	2.289%	$10,800	$294	$424	$(130)
JC Penney Corp., Inc.	BRC	(1.000%)		09/20/2012	0.892%	1,800	(2)	6	(8)
Royal Bank of Scotland
Group PLC	SOG	(3.000%	)	03/20/2015	6.795%	2,000	212	(4)	216

							$504	$426	$78

Credit Default Swaps on Corporate, and Sovereign Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	JPM	0.250%		12/20/2015	1.997%	$4,200	$(273)	$(84)	$(189)
Japan Government International Bond	DUB	1.000%		12/20/2015	1.219%	200	(2)	4	(6)
Japan Government International Bond	GST	1.000%		12/20/2015	1.219%	2,100	(17)	45	(62)
Japan Government International Bond	HUS	1.000%		06/20/2016	1.307%	6,300	(80)	0	(80)
Japan Government International Bond	RYL	1.000%		12/20/2015	1.219%	400	(3)	9	(12)
Morgan Stanley	CBK	1.000%		06/20/2013	4.621%	1,200	(60)	(71)	11
Petrobras International Finance Co.	DUB	1.000%		09/20/2012	0.868%	1,500	2	(19)	21

Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%		1,000	(26)	(32)	6
SLM Corp.	BOA	5.000%	03/20/2016	6.047%		1,400	(48)	5	(53)
SLM Corp.	GST	5.000%	03/20/2016	6.047%		600	(21)	2	(23)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%	JPY	50,000	(53)	(96)	43
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.792%		$3,300	27	78	(51)

							$(554)	$(159)	$(395)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS	BRL	243,300	$4,090	$738	$3,352
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		69,200	(86)	(65)	(21)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,400	6	52	(46)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		$2,700	7	(2)	9

							$4,017	$723	$3,294

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CAL12BRENT Index	$111.700	12/31/2012	MYC		300,000	$1,932	$0	$1,932
Pay	CBOT Corn March Futures	596.590	02/24/2012	DUB		625,000	(310)	0	(310)
Receive	CBOT Soybean March Futures	1,230.000	02/24/2012	DUB		250,000	(57)	0	(57)
Pay	CBOT Wheat December Futures	770.300	10/19/2012	DUB		131,000	68	0	68
Pay	CBOT Wheat December Futures	860.000	10/19/2012	DUB		550,000	763	0	763
Pay	CBOT Wheat December Futures	880.000	10/19/2012	DUB		365,000	578	0	578
Pay	CBOT Wheat December Futures	898.000	10/19/2012	DUB		185,000	326	0	326
Pay	CBOT Wheat December Futures	672.250	11/05/2012	AZD		215,000	(99)	0	(99)
Pay	CBOT Wheat December Futures	830.000	11/05/2012	AZD		459,250	507	0	507
Receive	CBOT Wheat December Futures	845.500	11/29/2012	DUB		100,000	(124)	0	(124)
Pay	CBOT Wheat July Futures	641.000	06/22/2012	AZD		670,000	(298)	0	(298)
Pay	CBOT Wheat July Futures	810.000	06/28/2012	DUB		100,000	123	0	123
Pay	COMEX Gold 100 oz. February Futures	1,719.500	01/30/2012	DUB		17,710	2,709	0	2,709
Receive	DTDBRTCO CAL12 Index	0.000	12/31/2012	BRC		120,000	6	0	6
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC		252,000	8	0	8
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC		288,000	(7)	0	(7)
Pay	EUMARGIN CAL12 Index	5.100	12/31/2012	BRC		180,000	(38)	0	(38)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC		240,000	(39)	0	(39)
Pay	EUMARGIN CAL12 Index	5.250	12/31/2012	BRC		96,000	(6)	0	(6)
Pay	EUMARGIN CAL12 Index	5.450	12/31/2012	BRC		84,000	11	0	11
Pay	EUMARGIN CAL12 Index	5.550	12/31/2012	BRC		288,000	67	0	67
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC		63,000	17	0	17
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC		30,000	13	0	13
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC		72,000	44	0	44
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC		12,000	(3)	0	(3)
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC		25,200	5	0	5
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC		28,800	8	0	8
Receive	FOCOCAL13 Index	8.700	12/31/2013	MYC		120,000	105	0	105
Pay	FOCOCAL13 Index	10.600	12/31/2013	MYC		180,000	(492)	0	(492)
Pay	FOCOCAL13 Index	9.800	12/31/2013	MYC		99,000	(193)	0	(193)
Pay	FOCOCAL13 Index	9.550	12/31/2013	MYC		111,000	(189)	0	(189)
Pay	FOCOCAL13 Index	9.450	12/31/2013	MYC		156,000	(251)	0	(251)
Pay	FOCOCAL13 Index	9.400	12/31/2013	MYC		60,000	(93)	0	(93)
Pay	FOCOCAL13 Index	7.650	12/31/2013	MYC		225,000	35	0	35
Pay	FOCOCAL13 Index	6.700	12/31/2013	MYC		210,000	228	0	228
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC		75,600	(59)	0	(59)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC		36,000	(27)	0	(27)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC		86,400	(66)	0	(66)
Pay	ICE Brent Crude December Futures	106.200	11/16/2012	GST		250,000	610	0	610
Pay	ICE Brent Crude June Futures	103.040	05/15/2012	BRC		43,000	(121)	0	(121)
Receive	ICE Brent Crude June Futures	108.020	05/17/2012	GST		250,000	(535)	0	(535)
Receive	KCBT Wheat July Futures	680.000	06/22/2012	AZD		670,000	343	0	343
Pay	LSFOCOCAL12 Index	8.150	12/31/2012	MYC		100,800	(88)	0	(88)

Pay	LSFOCOCAL12 Index		7.716	12/31/2012	MYC	88,200	(40)	0	(40)
Pay	LSFOCOCAL12 Index		7.635	12/31/2012	BRC	42,000	(15)	0	(15)
Receive	NGCAL19 Index		7.200	12/31/2019	DUB	660,000	(648)	0	(648)
Receive	NYMEX Platinum April Futures		1,434.549	03/29/2012	DUB	17,710	(535)	0	(535)
Receive	NYMEX RBOB Gasoline June Futures		267.000	05/30/2012	BRC	1,800,000	125	0	125
Receive	NYMEX WTI Crude December Futures		99.000	11/19/2012	GST	250,000	(253)	0	(253)
Pay	NYMEX WTI Crude June Futures		100.400	05/23/2012	GST	250,000	247	0	247
Pay	NYMEX WTI Crude March Futures		101.250	02/17/2012	MYC	50,000	115	0	115
Pay	NYMEX WTI Crude March Futures		101.400	02/17/2012	MYC	100,000	245	0	245
Receive	NYMEX WTI Crude March Futures		102.000	02/19/2013	MYC	50,000	(242)	0	(242)
Receive	NYMEX WTI Crude March Futures		102.100	02/19/2013	MYC	100,000	(495)	0	(495)
Receive	NYSE Liffe Euro-Mill Wheat December Futures	EUR	235.000	11/05/2012	AZD	5,787	83	0	83
Receive	NYSE Liffe Euro-Mill Wheat November Futures		209.000	10/19/2012	DUB	15,000	(344)	0	(344)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		213.000	10/19/2012	DUB	10,000	(281)	0	(281)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		219.000	10/19/2012	DUB	7,500	(269)	0	(269)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		222.000	10/19/2012	DUB	5,000	(199)	0	(199)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		262.230	10/19/2012	DUB	3,550	(46)	0	(46)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		276.450	11/05/2012	AZD	12,500	(335)	0	(335)
Receive	QSCOCAL13 Index		17.800	12/31/2013	MYC	120,000	33	0	33
Pay	QSCOCAL13 Index		17.200	12/31/2013	MYC	210,000	(182)	0	(182)
Pay	QSCOCAL13 Index		17.650	12/31/2013	MYC	225,000	(95)	0	(95)
Pay	QSCOCAL13 Index		19.100	12/31/2013	MYC	60,000	61	0	61
Pay	QSCOCAL13 Index		19.400	12/31/2013	MYC	99,000	130	0	130
Pay	QSCOCAL13 Index		19.450	12/31/2013	MYC	156,000	212	0	212
Pay	QSCOCAL13 Index		19.550	12/31/2013	MYC	111,000	162	0	162
Pay	QSCOCAL13 Index		20.300	12/31/2013	MYC	180,000	396	0	396
Receive	RBOBCO 4Q12 Index		2.000	12/31/2012	BRC	69,000	(91)	0	(91)
Receive	RBOBCO 4Q12 Index		2.250	12/31/2012	MYC	108,000	(169)	0	(169)
Receive	USCRLLSS Index		12.000	12/31/2012	MYC	300,000	(1,628)	0	(1,628)

							$1,353	$0	$1,353

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	19,934	3-Month U.S. Treasury Bill rate plus a specified spread	$115,070	01/27/2012	BRC	$165
Receive	DJUBSF3T Index	55,746	3-Month U.S. Treasury Bill rate plus a specified spread	34,060	01/27/2012	BRC	8
Pay	DJUBSTR Index	115,749	3-Month U.S. Treasury Bill rate plus a specified spread	32,740	01/27/2012	BRC	4
Receive	CSIXTR Index	142,662	3-Month U.S. Treasury Bill rate plus a specified spread	823,510	01/27/2012	FBF	1,183
Pay (6)	DJUBSHG Index	16,919	0.000%	0	01/27/2012	FBF	(126)
Receive (6)	SPGCICP Index	10,141	0.000%	0	01/27/2012	FBF	122
Receive	CSIXTR Index	120,282	3-Month U.S. Treasury Bill rate plus a specified spread	694,320	01/27/2012	GLM	995
Receive	CSCUS1TR Index	263,057	3-Month U.S. Treasury Bill rate plus a specified spread	94,140	01/27/2012	JPM	92
Pay	CSIXTR Index	797	3-Month U.S. Treasury Bill rate plus a specified spread	4,600	01/27/2012	JPM	(7)
Receive	CSIXTR Index	169,554	3-Month U.S. Treasury Bill rate plus a specified spread	978,740	01/27/2012	JPM	1,403
Receive	DJUBSF1T Index	908,841	3-Month U.S. Treasury Bill rate plus a specified spread	469,170	01/27/2012	JPM	(10)
Receive	DJUBSF3T Index	318,829	3-Month U.S. Treasury Bill rate plus a specified spread	194,800	01/27/2012	JPM	49
Pay	DJUBSTR Index	2,674,026	3-Month U.S. Treasury Bill rate plus a specified spread	756,360	01/27/2012	JPM	98
Pay	DJUBHGTR Index	34,927	3-Month U.S. Treasury Bill rate plus a specified spread	24,890	01/27/2012	MYC	(521)
Receive	MOTC3112 Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread	25,441	01/27/2012	MYC	463

							$3,918

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.
(6)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.038	01/13/2012	JPM	$5,530	$(184)	$0	$(184)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/18/2012	SOG	2,600	(87)	0	(87)
Pay	London Gold Market Fixing Ltd. PM	0.039	01/18/2012	DUB	2,600	(85)	0	(85)
Pay	London Gold Market Fixing Ltd. PM	0.065	03/05/2012	GST	12,500	75	0	75
Pay	London Gold Market Fixing Ltd. PM	0.064	03/06/2012	GST	9,110	50	0	50
Pay	NYMEX Natural Gas February Futures	0.164	01/26/2012	JPM	3,670	(22)	0	(22)
Pay	NYMEX Natural Gas February Futures	0.168	01/26/2012	GST	2,000	11	0	11
Pay	NYMEX Natural Gas February Futures	0.168	01/26/2012	JPM	3,200	6	0	6
Pay	NYMEX WTI Crude December Futures	0.137	11/13/2012	DUB	6,757	(17)	0	(17)
Pay	NYMEX WTI Crude February Futures	0.191	01/17/2012	DUB	7,140	745	0	745
Receive	S&P GSCI Crude Oil Index	0.152	11/13/2012	DUB	6,410	(27)	0	(27)

						$465	$0	$465

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Heating Oil March Futures	CBK	$225.000	03/27/2012	7	$12	$4
Put - OTC Heating Oil March Futures	DUB	225.000	03/27/2012	215	339	135
Put - OTC Heating Oil March Futures	GST	225.000	03/27/2012	546	688	342
Put - OTC Heating Oil March Futures	MYC	225.000	03/27/2012	522	1,515	327
Put - OTC London Gold Market Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	1,166
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	68
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	504	688
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	291	2,095	1,286
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	250	2,000	1,775
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	49	342	217
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	165	1,320	899
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	250	1,870	1,105
Call - OTC WTI Crude July Futures	GST	140.000	06/11/2012	153	382	204
Put - OTC WTI Crude Oil June Futures	MYC	70.000	06/29/2012	300	1,635	314
Put - OTC WTI Heating Oil April Futures	BOA	225.000	03/27/2012	328	413	206

					$14,036	$8,736

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$19,700	$659	$298

(j)	Written options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	291	$1,696	$(1,225)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	250	2,075	(1,743)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	49	353	(206)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	165	1,336	(784)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	250	1,940	(1,052)
Put - OTC Brent Crude March Futures	CBK	80.000	03/12/2012	7	16	(5)
Put - OTC Brent Crude March Futures	DUB	80.000	03/12/2012	215	457	(140)
Put - OTC Brent Crude March Futures	GST	80.000	03/12/2012	546	928	(355)
Put - OTC Brent Crude March Futures	MYC	80.000	03/12/2012	522	1,612	(339)
Put - OTC London Platinum Markets Fixing Ltd.	GST	1,650.000	08/08/2012	4,200	542	(1,242)
Put - OTC London Platinum Markets Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	(2,355)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	(139)
Call - OTC RBOB Gasoline June Futures	GST	350.000	05/25/2012	153	434	(239)
Put - OTC WTI Crude Oil April Futures	BOA	80.000	03/12/2012	328	518	(213)
Put - OTC WTI Crude Oil June Futures	MYC	82.250	06/29/2012	150	780	(316)
Put - OTC WTI Crude Oil June Futures	MYC	82.500	06/29/2012	150	855	(322)

					$14,463	$(10,675)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$4,000	$0	$(8)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,000	0	(7)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	3,100	0	(6)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	3,100	0	(5)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,600	11	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	100	1	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	6,600	0	(43)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	6,600	0	(16)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	7,800	0	(35)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,800	0	(28)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	32,300	260	(13)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	35	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	11,000	113	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	45	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	7	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	44	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	89,000	650	(278)

							$1,166	$(440)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$900	$12	$(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,000	98	(47)

						$110	$(51)

(k)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco Bradesco S.A.	0.000%	03/23/2012	03/21/2011	$9,763	$9,788	0.37%

(l)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	9,070	02/2012	CBK	$0	$(230)	$(230)
Sell		11,936	02/2012	JPM	0	(411)	(411)
Sell		6,369	02/2012	UAG	0	(205)	(205)
Buy	BRL	3,157	01/2012	HUS	10	0	10
Sell		3,157	01/2012	HUS	0	(46)	(46)
Buy		3,157	01/2012	UAG	0	(70)	(70)
Sell		3,157	01/2012	UAG	0	(10)	(10)
Sell		2,077	03/2012	HUS	6	0	6
Sell		3,022	03/2012	MSC	7	(2)	5
Sell		3,157	03/2012	UAG	71	0	71
Buy	CAD	572	02/2012	BRC	0	0	0
Sell		25,866	02/2012	BRC	0	(104)	(104)
Buy		1,290	02/2012	CBK	37	0	37
Sell		1,050	02/2012	CBK	0	(1)	(1)
Buy		4,150	02/2012	DUB	5	0	5
Buy		407	02/2012	JPM	0	0	0
Sell		7,462	02/2012	RBC	5	0	5
Buy	CNY	26,335	06/2012	CBK	2	0	2
Buy	EUR	5,709	01/2012	BRC	0	(40)	(40)
Sell		11,339	01/2012	BRC	897	0	897
Buy		18,947	01/2012	CBK	2	(188)	(186)
Sell		10,669	01/2012	DUB	908	0	908
Sell		24,858	01/2012	FBL	1,036	0	1,036
Buy		24,858	01/2012	GST	0	(441)	(441)
Buy		1,413	01/2012	JPM	0	(97)	(97)
Sell		18,685	01/2012	JPM	1,262	0	1,262
Buy		224	01/2012	RBC	0	(13)	(13)
Sell		538	01/2012	RBC	44	0	44
Sell		409	01/2012	UAG	24	0	24
Buy		54,211	02/2012	BRC	0	(2,491)	(2,491)
Sell		1,630	02/2012	BRC	94	0	94
Buy		1,281	02/2012	CBK	0	(55)	(55)
Buy		206	02/2012	DUB	0	(3)	(3)
Sell		24,858	02/2012	GST	443	0	443
Buy		281	02/2012	JPM	0	(12)	(12)
Buy		3,233	02/2012	MSC	5	(12)	(7)
Buy		8,962	02/2012	RBC	0	(158)	(158)
Sell	GBP	4,182	01/2012	BRC	63	0	63
Buy		4,182	01/2012	RBC	0	(54)	(54)
Sell		4,182	02/2012	RBC	54	0	54
Sell	INR	199,449	07/2012	BRC	111	0	111
Sell		65,004	07/2012	DUB	0	0	0
Sell		34,299	07/2012	GST	0	(4)	(4)
Sell		75,527	07/2012	HUS	13	(5)	8
Buy		475,935	07/2012	JPM	0	(722)	(722)
Sell		101,657	07/2012	JPM	0	(6)	(6)
Sell	JPY	925,326	01/2012	DUB	29	0	29
Sell	KRW	7,547,775	02/2012	BRC	25	(2)	23
Buy		8,627,660	02/2012	CBK	0	(305)	(305)
Sell		158,508	02/2012	GST	0	0	0
Sell		920,800	02/2012	HUS	10	0	10
Buy	MXN	2,716	03/2012	BRC	0	(1)	(1)
Buy		81,253	03/2012	HUS	0	(199)	(199)
Sell		295,000	03/2012	HUS	216	0	216
Sell		57,677	03/2012	UAG	29	0	29
Sell	MYR	47	04/2012	BRC	0	0	0
Buy		9,385	04/2012	CBK	0	(88)	(88)
Sell		12,122	04/2012	JPM	0	(4)	(4)
Buy		2,784	04/2012	UAG	0	(43)	(43)
Sell	SGD	128	02/2012	BRC	1	0	1
Sell		2,602	02/2012	HUS	0	(7)	(7)
Buy		5,453	02/2012	JPM	21	0	21
Sell		2,731	02/2012	UAG	2	(7)	(5)

					$5,432	$(6,036)	$(604)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$3,968	$0	$3,968
Corporate Bonds & Notes
Banking & Finance	0	347,265	3,997	351,262
Industrials	0	17,183	502	17,685
Utilities	0	17,623	0	17,623
U.S. Government Agencies	0	84,445	1,930	86,375
U.S. Treasury Obligations	0	156,300	0	156,300
Mortgage-Backed Securities	0	152,101	850	152,951
Asset-Backed Securities	0	100,179	3,576	103,755
Sovereign Issues	0	22,258	0	22,258
Short-Term Instruments
Certificates of Deposit	0	14,827	0	14,827
Commercial Paper	0	5,598	0	5,598
Repurchase Agreements	0	197,956	0	197,956
Mexico Treasury Bills	0	20,963	0	20,963
U.S. Treasury Bills	0	740,217	0	740,217
PIMCO Short-Term Floating NAV Portfolio	686,084	0	0	686,084
Purchased Options
Commodity Contracts	0	8,422	314	8,736
Interest Rate Contracts	0	298	0	298
	$686,084	$1,889,603	$11,169	$2,586,856

Financial Derivative Instruments (7) - Assets
Commodity Contracts	11,714	15,784	0	27,498
Credit Contracts	0	297	0	297
Foreign Exchange Contracts	0	5,432	0	5,432
Interest Rate Contracts	1,311	3,361	0	4,672
	$13,025	$24,874	$0	$37,899

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(14,281)	(18,457)	(2,266)	(35,004)
Credit Contracts	0	(614)	0	(614)
Foreign Exchange Contracts	0	(6,036)	0	(6,036)
Interest Rate Contracts	0	(507)	(51)	(558)

	$(14,281)	$(25,614)	$(2,317)	$(42,212)

Totals	$684,828	$1,888,863	$8,852	$2,582,543

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,038	$0	$0	$(17)	$0	$(24)	$0	$0	$3,997	$(24)
Industrials	1,543	1,023	(2,046)	(30)	0	12	0	0	502	13
U.S. Government Agencies	2,051	0	(118)	0	0	(3)	0	0	1,930	(2)
Mortgage-Backed Securities	1,717	0	(786)	1	13	(95)	0	0	850	(97)
Asset-Backed Securities	27,900	0	(8,817)	96	81	41	0	(15,725)	3,576	(60)
Sovereign Issues	19,366	0	(19,406)	1	0	39	0	0	0	0
Purchased Options
Commodity Contracts	0	1,635	0	0	0	(1,321)	0	0	314	(1,321)

	56,615	2,658	(31,173)	51	94	(1,351)	0	(15,725)	11,169	(1,491)
Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(2)	$0	$(3,263)	$0	$1,050	$(51)	$0	$0	$(2,266)	$998
Interest Rate Contracts	(398)	0	0	0	195	152	0	0	(51)	33

	(400)	0	(3,263)	0	1,245	101	0	0	(2,317)	1,031

Totals	$56,215	$2,658	$(34,436)	$51	$1,339	$(1,250)	$0	$(15,725)	$8,852	$(460)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$794	$794
Charter Communications, Inc.
3.830% due 09/06/2016		1,975	1,936
Community Health Systems, Inc.
2.546% due 07/25/2014		1,017	989
2.546% - 2.773% due 07/25/2014		8,495	8,263
Delphi Corp.
3.500% due 03/17/2017		1,221	1,219
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013		2,474	2,462
HCA, Inc.
2.546% due 11/17/2013		8,000	7,888
2.796% due 05/02/2016		8,655	8,140
IASIS Healthcare LLC
5.000% due 05/03/2018		9,925	9,602
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	4,900	6,331
NRG Energy, Inc.
4.000% due 07/01/2018		$11,940	11,933
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/16/2017		3,001	2,992
Springleaf Finance Corp.
5.500% due 05/10/2017		38,700	33,778
Syniverse Holdings, Inc.
5.250% due 12/21/2017		990	991
U.S. Airways Group, Inc.
2.796% due 03/23/2014		986	854
UCI International, Inc.
5.500% due 07/26/2017		495	497
Vodafone Group PLC
6.875% due 08/17/2015		10,168	10,168
Weather Channel, Inc.
4.250% due 02/11/2017		993	992

Total Bank Loan Obligations (Cost $115,700)			109,829

CORPORATE BONDS & NOTES 13.6%
BANKING & FINANCE 11.9%
Abbey National Treasury Services PLC
2.002% due 04/25/2014		48,800	44,456
ABN AMRO Bank NV
2.198% due 01/30/2014		10,700	10,442
Ally Financial, Inc.
0.000% due 12/01/2012		3,200	3,016
0.000% due 06/15/2015		2,600	1,931
2.727% due 12/01/2014		1,100	956
3.649% due 02/11/2014		32,600	30,974
3.963% due 06/20/2014		17,800	16,735
4.500% due 02/11/2014		12,767	12,352
6.625% due 05/15/2012		6,900	6,986
6.750% due 12/01/2014		13,090	13,221
6.875% due 08/28/2012		8,117	8,218
7.000% due 02/01/2012		16,300	16,381
7.500% due 12/31/2013		1,000	1,030
7.500% due 09/15/2020		19,000	19,261
8.300% due 02/12/2015		8,315	8,793
American Express Bank FSB
0.426% due 06/12/2012		1,750	1,747
5.550% due 10/17/2012		500	517
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,749
3.750% due 11/30/2013		28,100	27,587
4.950% due 03/20/2012		1,150	1,140
5.850% due 01/16/2018		22,700	22,251
8.175% due 05/15/2068		24,000	21,600
8.250% due 08/15/2018		12,500	13,262
ANZ National International Ltd.
0.919% due 08/19/2014		30,000	30,164
6.200% due 07/19/2013		20,100	21,338
ASIF Global Financing XIX
4.900% due 01/17/2013		6,300	6,358
Banco Bradesco S.A.
2.561% due 05/16/2014		15,800	15,519
Banco do Brasil S.A.
4.500% due 01/22/2015		38,050	39,534

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	101
Banco Santander Brasil S.A.
2.659% due 03/18/2014		10,400	9,914
4.250% due 01/14/2016		30,000	28,650
4.500% due 04/06/2015		21,000	20,475
Banco Santander Chile
1.659% due 04/20/2012		31,500	31,513
Bank of America Corp.
1.148% due 06/11/2012	GBP	3,800	5,807
1.658% due 05/18/2016	EUR	1,500	1,534
1.848% due 01/30/2014		$10,000	9,034
5.375% due 06/15/2014		15,000	14,940
6.500% due 08/01/2016		285	287
7.375% due 05/15/2014		14,500	15,044
Bank of India
6.250% due 02/16/2021		900	865
Barclays Bank PLC
0.746% due 03/23/2017		18,400	16,837
6.050% due 12/04/2017		41,600	37,808
10.179% due 06/12/2021		22,940	24,365
14.000% due 11/29/2049	GBP	400	705
BBVA Bancomer S.A.
4.500% due 03/10/2016		$15,900	15,661
6.500% due 03/10/2021		3,500	3,391
BPCE S.A.
2.185% due 02/07/2014		84,700	80,653
2.375% due 10/04/2013		11,400	11,046
4.625% due 07/29/2049	EUR	1,400	1,052
5.250% due 07/29/2049		500	371
9.000% due 03/29/2049		300	277
CIT Group, Inc.
5.250% due 04/01/2014		$21,400	21,427
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,610
Citigroup, Inc.
0.659% due 03/07/2014		8,600	8,042
0.715% due 11/05/2014		1,113	1,016
1.848% due 01/13/2014		56,100	54,587
2.453% due 08/13/2013		4,148	4,073
5.250% due 02/27/2012		10,413	10,461
5.500% due 04/11/2013		21,000	21,448
6.000% due 12/13/2013		6,491	6,721
6.125% due 05/15/2018		7,200	7,671
7.375% due 06/16/2014	EUR	900	1,245
Commonwealth Bank of Australia
1.074% due 06/25/2014		$52,000	52,309
1.289% due 03/17/2014		29,200	28,751
Countrywide Financial Corp.
5.800% due 06/07/2012		15,500	15,535
Credit Agricole Home Loan SFH
1.162% due 07/21/2014		57,200	54,994
Credit Agricole S.A.
0.779% due 02/02/2012		3,000	2,990
1.862% due 01/21/2014		94,000	86,935
5.136% due 12/29/2049	GBP	2,200	1,913
7.589% due 01/29/2049		600	542
8.125% due 10/29/2049		600	601
Daimler International Finance BV
1.372% due 01/27/2012		$4,400	4,400
Danske Bank A/S
1.451% due 04/14/2014		15,000	14,467
5.914% due 12/29/2049 (f)		3,000	2,490
Dexia Credit Local
0.927% due 03/05/2013		48,300	45,736
FCE Bank PLC
7.125% due 01/16/2012	EUR	200	261
7.125% due 01/15/2013		500	663
Ford Motor Credit Co. LLC
3.148% due 01/13/2012		$18,400	18,434
7.000% due 10/01/2013		20,715	22,019
7.000% due 04/15/2015		16,706	18,001
7.500% due 08/01/2012		13,143	13,573
7.800% due 06/01/2012		24,420	24,943
8.000% due 06/01/2014		22,897	24,939
8.700% due 10/01/2014		12,610	14,114
12.000% due 05/15/2015		7,000	8,629
FUEL Trust
3.984% due 12/15/2022		10,900	10,911
General Electric Capital Corp.
0.563% due 09/20/2013		3,000	2,914
1.388% due 05/22/2013		3,920	3,939
5.500% due 09/15/2067	EUR	29,800	30,469
6.500% due 09/15/2067	GBP	2,600	3,513

GMAC International Finance BV
7.500% due 04/21/2015	EUR	1,500	1,854
Goldman Sachs Group, Inc.
1.020% due 03/22/2016		$1,200	1,037
1.884% due 02/04/2013	EUR	1,900	2,360
5.375% due 02/15/2013		5,500	7,149
HBOS PLC
6.750% due 05/21/2018		$14,500	11,637
HSBC Bank PLC
1.203% due 01/17/2014		50,600	49,925
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017		3,200	3,829
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,859
ICICI Bank Ltd.
5.000% due 01/15/2016		500	487
5.500% due 03/25/2015		700	701
5.750% due 11/16/2020		500	463
ING Bank NV
1.379% due 03/30/2012		900	898
1.596% due 03/15/2013		28,500	27,846
1.725% due 10/18/2013		14,200	13,794
5.000% due 06/09/2021		17,300	16,789
International Lease Finance Corp.
5.300% due 05/01/2012		4,000	4,010
5.350% due 03/01/2012		23,000	23,057
5.625% due 09/20/2013		7,700	7,556
5.750% due 05/15/2016		3,200	2,971
6.375% due 03/25/2013		8,300	8,300
6.500% due 09/01/2014		8,500	8,734
6.625% due 11/15/2013		9,700	9,700
6.750% due 09/01/2016		13,600	14,008
7.125% due 09/01/2018		22,200	23,088
Intesa Sanpaolo SpA
2.906% due 02/24/2014		29,100	25,637
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	1,003
Korea Exchange Bank
4.875% due 01/14/2016		1,000	1,033
LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	459
LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	4,488
LeasePlan Corp. NV
3.000% due 05/07/2012		$22,100	22,271
Lehman Brothers Holdings, Inc.
1.000% due 06/05/2012 ^	JPY	2,100,000	5,047
6.875% due 05/02/2018 ^		$27,869	7,525
7.500% due 05/11/2038 ^		5,000	6
Lloyds TSB Bank PLC
2.766% due 01/24/2014		62,300	58,969
4.875% due 01/21/2016		50,000	48,782
12.000% due 12/29/2049		21,200	19,448
Majapahit Holding BV
7.250% due 06/28/2017		800	897
Merrill Lynch & Co., Inc.
1.751% due 08/09/2013	EUR	5,200	6,198
1.777% due 05/30/2014		14,600	16,362
2.034% due 07/22/2014		10,000	11,154
2.154% due 09/27/2012		7,200	9,033
5.450% due 02/05/2013		$24,255	24,440
6.050% due 08/15/2012		3,000	3,044
MetLife Institutional Funding II
1.481% due 04/04/2014		4,300	4,293
Morgan Stanley
0.691% due 01/09/2014		3,100	2,806
1.408% due 04/29/2013		65,600	61,844
1.775% due 11/29/2013	EUR	2,300	2,734
1.807% due 03/01/2013		35,921	44,136
1.992% due 01/16/2017		1,500	1,512
2.016% due 01/24/2014		$111,400	102,597
2.953% due 05/14/2013		49,900	47,934
National Australia Bank Ltd.
0.871% due 01/08/2013		4,700	4,705
3.750% due 03/02/2015		25,000	25,822
5.350% due 06/12/2013		27,100	28,312
New York Life Global Funding
1.537% due 12/20/2013	EUR	2,950	3,757
4.650% due 05/09/2013		$500	524
NIBC Bank NV
2.800% due 12/02/2014		20,000	20,909
Nordea Bank AB
1.301% due 01/14/2014		12,600	12,207
Nordea Eiendomskreditt A/S
0.804% due 04/07/2014		900	873

Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,614
Pricoa Global Funding I
0.528% due 01/30/2012		5,100	5,098
0.774% due 09/27/2013		3,400	3,367
Prudential Financial, Inc. CPI Linked Bond
5.820% due 06/10/2013		36,200	36,588
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,500	1,605
QNB FINANCE Ltd.
3.125% due 11/16/2015		1,000	999
Regions Financial Corp.
0.744% due 06/26/2012		5,000	4,879
Royal Bank of Scotland Group PLC
1.181% due 10/14/2016		1,000	692
2.625% due 05/11/2012		16,700	16,810
2.915% due 08/23/2013		23,500	22,603
Royal Bank Of Scotland NV
1.240% due 03/09/2015		1,000	748
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		31,100	31,047
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		3,000	3,045
SLM Corp.
3.125% due 09/17/2012	EUR	700	895
5.000% due 10/01/2013		$11,700	11,729
5.050% due 11/14/2014		3,100	3,060
5.375% due 05/15/2014		1,000	1,001
6.250% due 01/25/2016		9,800	9,540
SLM Corp. CPI Linked Bond
5.092% due 10/01/2014		560	505
5.092% due 11/01/2016		700	596
5.514% due 01/31/2014		4,400	4,165
5.544% due 02/01/2014		6,073	5,813
5.694% due 11/01/2013		552	541
Societe Generale S.A.
1.441% due 04/11/2014		30,200	26,627
Springleaf Finance Corp.
4.875% due 07/15/2012		3,200	3,080
SSIF Nevada LP
1.101% due 04/14/2014		11,050	10,882
State Bank of India
4.500% due 10/23/2014		1,000	994
4.500% due 07/27/2015		300	297
Stone Street Trust
5.902% due 12/15/2015		2,000	1,839
Suffield Clo Ltd.
1.737% due 09/26/2014		367	365
Svenska Handelsbanken AB
1.544% due 09/14/2012		25,000	25,121
Toronto-Dominion Bank
1.625% due 09/14/2016		6,300	6,225
Turkiye Garanti Bankasi A/S
2.909% due 04/20/2016		17,500	15,925
Vita Capital III Ltd.
1.492% due 01/01/2012		8,000	8,000
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		800	824
Wachovia Corp.
0.773% due 10/15/2016		2,000	1,782
1.614% due 02/13/2014	EUR	4,200	5,253
4.810% due 05/25/2012	AUD	2,900	2,954
Wells Fargo & Co.
7.980% due 03/29/2049		$11,800	12,700

			2,552,755

INDUSTRIALS 1.3%
ALROSA Finance S.A.
7.750% due 11/03/2020		6,800	6,800
American Airlines, Inc.
10.500% due 10/15/2012 ^		1,100	1,056
Anglo American Capital PLC
9.375% due 04/08/2014		1,000	1,142
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,581
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,840
Braskem Finance Ltd.
7.250% due 06/05/2018		300	335
Cemex S.A.B. de C.V.
5.579% due 09/30/2015		1,100	829
Charter Communications Operating LLC
8.000% due 04/30/2012		15,150	15,529

Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,062
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,279
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,150
DISH DBS Corp.
6.625% due 10/01/2014		850	912
7.000% due 10/01/2013		5,000	5,362
DR Horton, Inc.
5.625% due 01/15/2016		5,000	5,125
6.500% due 04/15/2016		4,000	4,165
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,458
El Paso Corp.
7.000% due 06/15/2017		1,095	1,205
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		5,600	5,694
6.510% due 03/07/2022		2,500	2,550
7.343% due 04/11/2013		4,600	4,836
8.146% due 04/11/2018		7,000	7,910
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,060
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,494
Grohe Holding GmbH
4.447% due 01/15/2014	EUR	1,956	2,389
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	2,170
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	4,056
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,474
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,007
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		8,137	8,524
Lennar Corp.
5.500% due 09/01/2014		1,200	1,206
5.600% due 05/31/2015		3,000	2,970
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,165
Lyondell Chemical Co.
11.000% due 05/01/2018		7,137	7,833
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,510
7.450% due 07/15/2017		1,000	1,169
Masco Corp.
5.875% due 07/15/2012		2,145	2,177
MGM Resorts International
9.000% due 03/15/2020		1,800	2,002
New York Times Co.
5.000% due 03/15/2015		1,000	973
Noble Group Ltd.
4.875% due 08/05/2015		11,500	10,695
6.625% due 08/05/2020		1,100	946
6.750% due 01/29/2020		6,900	6,003
Novatek Finance Ltd.
5.326% due 02/03/2016		1,500	1,519
NXP BV
3.153% due 10/15/2013		200	201
4.322% due 10/15/2013	EUR	746	956
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$35,182	36,413
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,156
Petrobras International Finance Co.
3.875% due 01/27/2016		1,000	1,035
5.875% due 03/01/2018		1,500	1,649
6.875% due 01/20/2040		1,500	1,749
7.875% due 03/15/2019		1,000	1,198
8.375% due 12/10/2018		2,000	2,450
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		13,900	10,043
Petroleos Mexicanos
5.500% due 01/21/2021		13,300	14,497
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		1,500	1,365
Rexam PLC
6.750% due 06/01/2013		12,800	13,493
RZD Capital Ltd.
5.739% due 04/03/2017		4,000	4,040
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	471
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,467

Steel Dynamics, Inc.
7.375% due 11/01/2012		8,400	8,767
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,992
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,500	3,325
Vale Overseas Ltd.
4.625% due 09/15/2020		3,000	3,116
8.250% due 01/17/2034		4,000	5,169
Wesfarmers Ltd.
2.983% due 05/18/2016		8,500	8,578

			282,292

UTILITIES 0.4%
AES Corp.
7.375% due 07/01/2021		5,625	6,089
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	834
7.700% due 08/07/2013		3,300	3,558
8.700% due 08/07/2018		17,800	21,510
BP Capital Markets PLC
2.750% due 02/27/2012		1,700	1,705
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,596
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	5,378
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,127
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,773
NRG Energy, Inc.
7.375% due 01/15/2017		9,650	10,036
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,012
4.750% due 02/16/2021		500	506
5.000% due 10/19/2025		1,300	1,307
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,500	1,562
6.625% due 03/20/2017		900	922
7.250% due 02/02/2020		2,600	2,704
7.875% due 03/13/2018		1,300	1,402
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	14,000	166
1.500% due 05/30/2014		39,000	426
1.850% due 07/28/2014		39,000	424
4.500% due 03/24/2014	EUR	3,300	3,763
5.050% due 11/28/2014	JPY	10,000	116
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$200	197

			68,113

Total Corporate Bonds & Notes (Cost $3,002,457)			2,903,160

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Boston Properties LP
2.875% due 02/15/2037		2,600	2,613

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	4,030

Total Convertible Bonds & Notes (Cost $6,464)			6,643

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	210
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	457
5.750% due 06/01/2047		1,900	1,378
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027		4,000	4,314
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		6,300	7,399
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	5,769

University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	15,000	18,023

		37,550

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,350	2,659

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,563
5.875% due 06/01/2047	16,000	11,505
6.000% due 06/01/2042	300	220

		13,288

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,920

RHODE ISLAND 0.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,201

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,753

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,440	7,554

Total Municipal Bonds & Notes (Cost $71,072)		67,925

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.424% due 03/25/2036	766	714
0.739% due 02/25/2037	18,115	18,044
2.372% due 05/01/2035	366	386
2.605% due 05/01/2036	118	125
3.500% due 06/01/2039 - 03/01/2040	984	1,013
4.000% due 07/01/2019 - 07/01/2039	15,566	16,553
4.500% due 05/01/2023 - 08/01/2024	93,063	99,317
5.410% due 01/13/2023	6,165	6,688
Freddie Mac
0.500% due 08/23/2013	23,000	22,975
0.508% due 02/15/2019	12,414	12,401
0.548% due 01/15/2037	110	109
0.628% due 12/15/2030	6	6
2.557% due 06/01/2033	416	439
2.779% due 01/01/2034	677	718
5.000% due 01/15/2018 - 08/15/2020	1,964	2,030
Ginnie Mae
0.583% due 01/16/2031	35	35
NCUA Guaranteed Notes
0.724% due 10/07/2020	13,527	13,542
0.834% due 12/08/2020	53,636	53,850
Small Business Administration
5.902% due 02/10/2018	3,897	4,426

Total U.S. Government Agencies (Cost $250,662)		253,371

U.S. TREASURY OBLIGATIONS 95.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(f)(g)	905,685	945,026
0.500% due 04/15/2015 (e)(f)	800,164	837,859
0.625% due 04/15/2013	158,827	161,618
0.625% due 07/15/2021 (e)(f)(g)	1,348,811	1,443,544
1.125% due 01/15/2021	399,392	445,665
1.250% due 04/15/2014	548,940	575,701
1.250% due 07/15/2020 (e)(f)(g)	2,067,955	2,340,505
1.375% due 07/15/2018	29,073	32,943
1.375% due 01/15/2020	483,731	551,037
1.625% due 01/15/2015	619,012	668,049
1.625% due 01/15/2018	385,506	439,447
1.750% due 01/15/2028	32,855	39,526
1.875% due 07/15/2013 (f)	915,470	958,025
1.875% due 07/15/2015 (f)(g)	928,305	1,024,471
1.875% due 07/15/2019	367,433	433,226
1.875% due 07/15/2019 (f)(g)	318,120	375,084
2.000% due 04/15/2012 (f)	170,714	171,568

2.000% due 04/15/2012 (g)		284,301	285,722
2.000% due 01/15/2014 (f)		1,267,064	1,342,791
2.000% due 07/15/2014 (f)		1,076,469	1,160,484
2.000% due 07/15/2014 (g)		406,352	438,067
2.000% due 01/15/2016 (f)		865,668	968,399
2.000% due 01/15/2016		107,688	120,467
2.000% due 01/15/2026		11,408	14,030
2.125% due 01/15/2019		168,204	200,097
2.125% due 01/15/2019 (f)		279,461	332,449
2.125% due 02/15/2041		116,815	157,837
2.375% due 01/15/2017		301,473	350,039
2.375% due 01/15/2025		110,987	141,162
2.375% due 01/15/2027 (f)		16,729	21,619
2.500% due 07/15/2016 (f)(g)		825,226	955,134
2.500% due 07/15/2016		1,009	1,168
2.500% due 01/15/2029		6,333	8,458
2.625% due 07/15/2017 (f)		1,190,490	1,417,613
3.000% due 07/15/2012 (f)		216,773	221,565
3.625% due 04/15/2028		4,060	6,036
3.875% due 04/15/2029		16,527	25,781
U.S. Treasury Notes
0.375% due 07/31/2013 (g)		750,000	751,963
0.500% due 11/30/2012		1,900	1,906
0.625% due 06/30/2012		44,900	45,032
3.125% due 05/15/2021		30,100	33,597
4.875% due 02/15/2012		68,000	68,396

Total U.S. Treasury Obligations (Cost $20,072,162)			20,513,106

MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
2.847% due 09/25/2035		3,125	2,149
5.323% due 10/25/2035		4,578	3,639
American Home Mortgage Assets
0.484% due 05/25/2046		397	179
1.128% due 11/25/2046		9,714	3,572
American Home Mortgage Investment Trust
2.301% due 09/25/2045		1,826	1,339
Arran Residential Mortgages Funding PLC
2.659% due 05/16/2047	EUR	5,733	7,398
2.660% due 11/19/2047		3,114	4,026
2.910% due 11/19/2047		24,300	31,340
Banc of America Funding Corp.
0.575% due 05/20/2035		$459	229
2.656% due 02/20/2036		4,447	3,710
5.544% due 05/20/2036		2,052	1,772
5.743% due 01/20/2047		816	518
Banc of America Large Loan, Inc.
0.788% due 08/15/2029		14,095	13,261
2.028% due 11/15/2015		32,194	29,158
5.639% due 02/17/2051		8,100	8,889
Banc of America Mortgage Securities, Inc.
2.834% due 12/25/2034		3,911	3,302
2.835% due 03/25/2035		1,365	1,059
2.871% due 07/25/2035		3,306	2,513
5.113% due 01/25/2035		129	124
6.500% due 09/25/2033		27	29
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.446% due 06/10/2049		4,484	4,429
5.492% due 02/10/2051		10,140	10,993
5.622% due 06/10/2049		7,100	7,645
5.634% due 04/10/2049		1,108	1,136
5.724% due 02/10/2051		7,100	7,802
5.731% due 05/10/2045		9,700	10,904
5.889% due 07/10/2044		600	660
BCAP LLC Trust
0.464% due 01/25/2037 ^		3,118	1,443
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		3,135	2,892
2.250% due 08/25/2035		8,074	6,924
2.599% due 05/25/2033		110	105
2.706% due 10/25/2035		3,000	2,343
2.710% due 03/25/2035		15,259	14,217
2.918% due 01/25/2035		8,442	7,228
3.016% due 03/25/2035		3,325	3,144
4.838% due 07/25/2034		3,072	2,885
5.653% due 02/25/2036		1,093	609
Bear Stearns Alt-A Trust
0.454% due 02/25/2034		1,819	1,337
2.367% due 09/25/2034		1,009	717
2.772% due 09/25/2035		922	585
Chase Mortgage Finance Corp.
2.498% due 03/25/2037		4,420	3,111
4.625% due 02/25/2034		634	643
5.341% due 12/25/2035		7,642	6,920

5.500% due 12/25/2022		4,111	4,080
5.890% due 09/25/2036		3,608	3,082
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		914	1,012
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		876	781
2.230% due 09/25/2035		5,230	4,671
2.450% due 09/25/2035		5,444	4,344
2.530% due 03/25/2036		540	418
2.660% due 05/25/2035		1,233	1,063
2.660% due 10/25/2035		4,580	3,519
2.804% due 12/25/2035		847	350
5.313% due 08/25/2035		2,953	2,604
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		2,277	2,308
5.886% due 11/15/2044		3,600	4,007
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		999	680
Commercial Mortgage Pass-Through Certificates
0.378% due 12/15/2020		1,460	1,427
3.156% due 07/10/2046		14,653	15,089
5.814% due 12/10/2049		3,680	4,125
Countrywide Alternative Loan Trust
0.464% due 05/25/2047		9,209	4,961
0.465% due 02/20/2047		10,945	4,897
0.474% due 05/25/2047		4,423	2,253
0.480% due 12/20/2046		898	413
0.504% due 07/25/2046		361	196
0.574% due 12/25/2035		553	330
1.208% due 12/25/2035		1,586	862
5.576% due 11/25/2035		1,145	603
5.750% due 03/25/2037		1,058	709
6.500% due 08/25/2032		2,403	2,390
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 03/25/2035		177	101
0.634% due 06/25/2035		3,858	3,253
2.697% due 04/20/2035		2,434	2,143
2.784% due 09/25/2033		1,933	1,696
4.750% due 07/25/2014		88	89
4.941% due 11/20/2034		958	795
5.096% due 10/20/2035		1,144	781
5.500% due 11/25/2035		784	694
5.500% due 04/25/2038		2,497	2,345
5.593% due 09/25/2047		2,448	1,474
Credit Suisse First Boston Mortgage Securities Corp.
2.412% due 04/25/2034		6,334	5,713
Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022		928	891
5.713% due 06/15/2039		3,599	3,619
Deutsche ALT-A Securities, Inc.
0.394% due 10/25/2036		375	138
5.500% due 12/25/2035 ^		1,424	1,001
Deutsche Mortgage Securities, Inc.
5.246% due 06/26/2035		9,816	9,145
European Loan Conduit
1.612% due 05/15/2019	EUR	3,105	3,280
Eurosail PLC
2.322% due 10/17/2040		7,724	8,720
Extended Stay America Trust
2.951% due 11/05/2027		$13,524	13,594
First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		321	315
5.000% due 03/25/2035		405	402
5.204% due 10/25/2035		901	748
Gosforth Funding PLC
2.432% due 04/24/2047	GBP	19,500	29,654
Granite Master Issuer PLC
0.325% due 12/20/2054		$8,549	8,173
0.385% due 12/20/2054		4,998	4,778
0.465% due 12/20/2054		2,203	2,106
0.485% due 12/20/2054		3,892	3,721
1.337% due 12/20/2054	EUR	2,494	3,078
1.417% due 12/20/2054		5,331	6,578
Granite Mortgages PLC
0.809% due 01/20/2044		$992	952
0.909% due 07/20/2043		4,297	4,123
1.697% due 06/20/2044	EUR	505	627
1.959% due 01/20/2044		992	1,240
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046		$487	447
Greenwich Capital Commercial Funding Corp.
0.411% due 11/05/2021		657	639
GS Mortgage Securities Corp.
1.142% due 03/06/2020		1,782	1,767
1.317% due 03/06/2020		10,000	9,912
1.535% due 03/06/2020		35,275	35,057

3.849% due 12/10/2043		9,464	9,952
4.592% due 08/10/2043		1,400	1,543
5.162% due 12/10/2043		10,000	11,458
5.560% due 11/10/2039		2,379	2,622
GSR Mortgage Loan Trust
2.685% due 09/25/2035		14,761	12,915
2.722% due 09/25/2035		2,616	2,389
2.739% due 11/25/2035		4,348	3,606
2.765% due 01/25/2036		10,559	7,349
5.166% due 11/25/2035		8,114	6,633
5.195% due 11/25/2035		838	620
Harborview Mortgage Loan Trust
0.465% due 07/19/2046		12,783	6,468
0.505% due 05/19/2035		1,686	895
0.535% due 01/19/2036		3,886	2,074
5.249% due 08/19/2036 ^		1,886	1,234
Holmes Master Issuer PLC
2.922% due 10/15/2054	EUR	10,500	13,546
Homebanc Mortgage Trust
0.474% due 12/25/2036		$1,104	668
0.564% due 10/25/2035		6,399	4,086
5.662% due 04/25/2037		1,000	798
Indymac IMSC Mortgage Loan Trust
0.474% due 07/25/2047		5,062	2,279
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046		8,527	4,426
2.566% due 10/25/2034		1,522	1,260
4.913% due 09/25/2035		960	675
5.172% due 06/25/2035		951	636
JPMorgan Chase Commercial Mortgage Securities Corp.
3.341% due 07/15/2046		2,900	3,011
3.673% due 02/15/2046		6,200	6,489
3.853% due 06/15/2043		4,456	4,676
5.298% due 05/15/2047		2,237	2,253
5.336% due 05/15/2047		110	117
5.429% due 12/12/2043		9,790	10,542
5.440% due 06/12/2047		730	786
5.794% due 02/12/2051		9,500	10,506
JPMorgan Mortgage Trust
2.743% due 07/25/2034		677	575
4.599% due 07/25/2035		730	608
5.137% due 07/27/2037		1,191	944
5.140% due 06/25/2035		1,317	1,252
5.162% due 06/25/2035		2,896	2,785
5.319% due 07/25/2035		1,061	1,022
5.345% due 11/25/2035		1,429	1,239
5.681% due 06/25/2036		4,096	3,533
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	4,103
5.430% due 02/15/2040		2,525	2,704
5.661% due 03/15/2039		9,810	10,819
5.866% due 09/15/2045		2,000	2,203
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.398% due 09/15/2021		516	500
Luminent Mortgage Trust
0.464% due 12/25/2036		6,529	3,612
0.494% due 10/25/2046		2,187	1,231
MASTR Adjustable Rate Mortgages Trust
0.534% due 05/25/2037		929	375
Merrill Lynch Alternative Note Asset
0.594% due 03/25/2037		1,499	488
4.687% due 06/25/2037 ^		1,197	582
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036		7,845	5,103
2.612% due 06/25/2035		2,062	1,661
2.882% due 05/25/2034		748	682
5.136% due 12/25/2035		736	618
5.253% due 09/25/2035		931	781
Merrill Lynch Mortgage Trust
5.666% due 05/12/2039		10,170	11,388
5.730% due 06/12/2050		2,762	2,785
5.834% due 06/12/2050		5,000	5,222
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037		4,982	3,179
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,352
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035		5,008	4,226
5.580% due 05/25/2036		5,279	4,955
Morgan Stanley Capital
5.447% due 02/12/2044		3,470	3,811
5.450% due 10/28/2033		714	711
5.610% due 04/15/2049		6,346	6,592
5.879% due 06/11/2049		11,335	12,513
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,222	1,203

Morgan Stanley Re-REMIC Trust
5.790% due 08/12/2045		3,300	3,715
5.790% due 08/15/2045		4,700	5,291
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,251
Opera Finance PLC
1.215% due 04/25/2017	GBP	2,940	4,050
Opteum Mortgage Acceptance Corp.
0.554% due 07/25/2035		$363	333
Permanent Master Issuer PLC
2.872% due 07/15/2042	EUR	13,000	16,769
RBSCF Trust
5.305% due 01/16/2049		$2,714	2,712
RBSSP Resecuritization Trust
2.560% due 12/26/2036		5,251	5,220
Residential Accredit Loans, Inc.
0.594% due 08/25/2035		2,397	1,291
3.156% due 08/25/2035 ^		661	284
5.714% due 02/25/2036 ^		799	337
Residential Asset Securitization Trust
0.744% due 12/25/2036 ^		1,619	481
5.000% due 08/25/2019		647	647
6.250% due 10/25/2036 ^		1,973	1,255
Residential Funding Mortgage Securities
3.033% due 09/25/2035		3,496	2,194
5.291% due 06/25/2035		1,339	1,133
6.500% due 03/25/2032		1,370	1,424
Securitized Asset Sales, Inc.
0.008% due 11/26/2023		50	46
Sequoia Mortgage Trust
0.635% due 10/19/2026		132	112
2.418% due 01/20/2047		2,206	1,459
Structured Adjustable Rate Mortgage Loan Trust
0.614% due 10/25/2035		2,770	1,567
2.417% due 04/25/2035		6,164	4,285
5.729% due 02/25/2036		940	628
Structured Asset Mortgage Investments, Inc.
0.484% due 06/25/2036		868	508
0.514% due 05/25/2046		5,445	1,820
0.535% due 07/19/2035		4,283	3,541
Structured Asset Securities Corp.
2.650% due 10/25/2035		1,866	1,475
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037		9,734	9,624
0.387% due 06/25/2037		16,704	16,523
5.394% due 07/25/2036		52,666	50,948
6.054% due 09/25/2037		11,245	10,975
Vornado DP LLC
4.004% due 09/13/2028		9,000	9,701
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020		12,610	11,289
0.368% due 09/15/2021		30,788	29,284
5.088% due 08/15/2041		10,935	11,730
5.418% due 01/15/2045		290	317
Wachovia Mortgage Loan Trust LLC
5.059% due 08/20/2035		3,176	2,664
WaMu Mortgage Pass-Through Certificates
0.554% due 11/25/2045		9,969	7,119
0.948% due 01/25/2047		6,506	3,217
0.968% due 04/25/2047		9,504	6,025
1.018% due 12/25/2046		2,651	1,573
1.188% due 06/25/2046		427	270
1.208% due 08/25/2046		1,515	849
1.408% due 11/25/2042		402	314
1.708% due 11/25/2046		2,046	1,311
2.500% due 09/25/2035		3,800	2,504
2.560% due 12/25/2036		9,311	6,020
2.576% due 04/25/2035		3,200	2,255
2.718% due 05/25/2046		299	186
2.718% due 07/25/2046		15,435	10,082
5.446% due 02/25/2037		8,516	5,693
5.836% due 09/25/2036		4,322	2,914
5.943% due 08/25/2046		8,000	5,983
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		1,300	1,059
2.664% due 04/25/2036		2,416	2,176
2.666% due 03/25/2036		10,660	8,051
2.680% due 04/25/2036		2,401	1,803
2.689% due 03/25/2036		424	339
2.690% due 06/25/2035		4,054	3,707
2.701% due 09/25/2034		2,380	2,349
5.047% due 03/25/2036		1,646	1,460
5.204% due 10/25/2035		6,029	5,496
5.500% due 05/25/2022		3,682	3,626
5.500% due 12/25/2035		2,120	2,104

5.617% due 04/25/2036		6,200	5,376

Total Mortgage-Backed Securities (Cost $1,049,787)			1,016,454

ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp.
0.354% due 10/25/2036		56	14
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,272	1,253
Ameriquest Mortgage Securities, Inc.
0.494% due 08/25/2035		605	569
AMMC CDO
0.731% due 05/03/2018		3,344	3,198
ARES CLO Ltd.
0.768% due 03/12/2018		17,258	16,751
Asset-Backed Funding Certificates
0.644% due 06/25/2034		7,987	5,701
Avery Point CLO Ltd.
1.039% due 12/17/2015		310	305
Babson CLO Ltd.
0.694% due 11/10/2019		8,511	7,946
0.916% due 06/15/2016		787	772
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036		80	78
0.374% due 10/25/2036		167	154
0.814% due 07/25/2035		900	863
1.294% due 10/25/2037		3,584	1,988
Blackrock Senior Income Series Corp.
0.649% due 04/20/2019		2,491	2,304
Carrington Mortgage Loan Trust
0.394% due 06/25/2037		2,536	2,275
Citibank Omni Master Trust
2.378% due 05/16/2016		84,100	84,624
3.028% due 08/15/2018		54,800	57,525
Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037		154	68
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		878	928
Countrywide Asset-Backed Certificates
0.444% due 02/25/2037		5,242	3,167
0.544% due 04/25/2036		5,270	4,516
0.584% due 08/25/2036		2,400	483
5.450% due 04/25/2036		3,912	3,632
5.463% due 04/25/2036		2,875	2,662
Cumberland CLO Ltd.
0.694% due 11/10/2019		7,885	7,592
Denali Capitala CLO Ltd.
0.941% due 08/23/2016		780	768
Driver One GmbH
2.038% due 09/21/2014	EUR	384	498
Dryden Leveraged Loan CDO
0.738% due 05/22/2017		$6,845	6,546
1.110% due 12/22/2015		253	251
1.954% due 08/08/2022	EUR	8,000	9,525
Duane Street CLO
0.688% due 11/08/2017		$14,653	14,057
Equity One ABS, Inc.
0.594% due 04/25/2034		47	33
First Franklin Mortgage Loan Asset-Backed Certificates
0.674% due 09/25/2035		663	625
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	2,095	2,059
2.296% due 07/15/2014		13,600	13,435
Galaxy CLO Ltd.
0.658% due 04/25/2019		$4,932	4,579
Globaldrive BV
2.737% due 04/20/2018	EUR	145	190
Grayston CLO Ltd.
0.837% due 08/15/2016		$399	396
GSAA Trust
0.594% due 03/25/2037		1,572	631
GSAMP Trust
0.664% due 03/25/2047		2,500	813
Harbourmaster CLO Ltd.
1.686% due 06/15/2020	EUR	1,813	2,196
Harvest CLO S.A.
2.228% due 03/29/2017		2,237	2,805
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036		$94	31
0.564% due 02/25/2036		2,381	1,034
Hudson Straits CLO Ltd.
0.783% due 10/15/2016		752	740
Illinois Student Assistance Commission
0.898% due 04/25/2017		8,600	8,551

ING Investment Management
0.797% due 12/01/2017		1,730	1,663
Jubilee CDO BV
2.165% due 10/15/2019	EUR	4,984	6,138
Katonah Ltd.
0.911% due 05/18/2015		$1,640	1,606
1.120% due 02/20/2015		229	228
Landmark CDO Ltd.
0.827% due 06/01/2017		4,777	4,599
Lightpoint CLO Ltd.
1.457% due 02/15/2014		1,226	1,217
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	8,288	10,671
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037		$6	6
Morgan Stanley ABS Capital
0.354% due 05/25/2037		2,204	1,870
Morgan Stanley Home Equity Loan Trust
0.999% due 12/25/2034		1,400	1,242
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036		10	3
Morgan Stanley Mortgage Loan Trust
0.654% due 04/25/2037		1,416	507
Mountain View Funding CLO
0.663% due 04/15/2019		1,488	1,420
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019		3,200	3,047
Navigare Funding CLO Ltd.
0.739% due 05/20/2019		5,622	5,443
Navigator CDO Ltd.
5.601% due 11/15/2015		260	261
NYLIM Flatiron CLO Ltd.
0.739% due 10/20/2016		781	765
Octagon Investment Partners Ltd.
0.812% due 11/28/2018		4,900	4,573
0.889% due 12/02/2016		1,561	1,521
Option One Mortgage Loan Trust
0.694% due 02/25/2035		1,348	1,112
Pacifica CDO Ltd.
0.680% due 01/26/2020		4,782	4,476
0.807% due 02/15/2017		2,827	2,755
0.932% due 05/13/2016		1,245	1,209
Park Place Securities, Inc.
0.554% due 09/25/2035		401	353
0.944% due 10/25/2034		2,500	1,870
Popular ABS Mortgage Pass-Through Trust
0.724% due 06/25/2035		6,300	4,207
Premium Loan Trust Ltd.
0.798% due 10/25/2014		291	290
Sherwood Castle Funding PLC
1.241% due 06/15/2016	GBP	1,000	1,491
SLC Student Loan Trust
4.750% due 06/15/2033		$19,220	18,816
SLM Student Loan Trust
2.350% due 04/15/2039		2,133	2,138
3.200% due 05/16/2044		2,793	2,849
3.500% due 08/17/2043		59,269	58,435
3.528% due 05/16/2044		16,927	17,278
4.500% due 11/16/2043		6,039	5,731
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		733	209
0.434% due 12/25/2036		2,000	1,617
Stanfield Carrera CLO Ltd.
1.026% due 03/15/2015		757	748
Structured Asset Investment Loan Trust
0.654% due 10/25/2035		1,939	1,342
Vista Leveraged Income Fund
0.705% due 01/26/2012		12,861	12,835
Volkswagen Car Lease
1.768% due 02/21/2017	EUR	642	831
Wind River CLO Ltd.
0.889% due 12/19/2016		$8,580	8,163

Total Asset-Backed Securities (Cost $487,000)			474,666

SOVEREIGN ISSUES 5.9%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	36,200	44,706
3.000% due 09/20/2025		189,300	249,604
4.000% due 08/20/2015		70,000	129,498
4.000% due 08/20/2020		127,700	242,694
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)	BRL	34,558	40,408
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	12,122	15,492

4.250% due 12/01/2021 (b)		26,174	36,811
Canada Housing Trust No. 1
2.450% due 12/15/2015		26,100	26,644
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	1,939
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	6,400	9,599
Italy Buoni Poliennali Del Tesoro
1.850% due 09/15/2012 (b)	EUR	15,465	19,755
2.100% due 09/15/2016 (b)		38,534	43,441
2.100% due 09/15/2021 (b)		143,820	139,606
New South Wales Treasury Corp.
2.750% due 11/20/2025 (b)	AUD	5,800	7,046
Province of Quebec Canada
2.750% due 08/25/2021		$25,900	25,915
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	65,112	129,008
4.750% due 12/07/2030		54,500	109,565

Total Sovereign Issues (Cost $1,219,425)			1,271,731

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	8,653

Total Convertible Preferred Securities (Cost $8,200)			8,653

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		7,750	5,556
Citigroup Capital XIII
7.875% due 10/30/2040		80,000	2,085
GMAC Capital Trust I
8.125% due 02/15/2040		500,000	9,670

Total Preferred Securities (Cost $21,790)			17,311

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.7%
CERTIFICATES OF DEPOSIT 1.0%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$27,800	27,763
Banco Bradesco S.A.
0.000% due 03/23/2012 (k)		26,800	26,767
1.950% due 01/24/2013		34,150	34,420
Banco do Brasil S.A.
0.000% due 01/17/2012		40,800	40,757
Itau Unibanco Holding S.A.
0.000% due 01/17/2012		50,000	49,967
0.000% due 03/02/2012		13,900	13,862
Royal Bank of Scotland Group PLC
1.778% due 10/15/2012		28,400	28,402

			221,938

COMMERCIAL PAPER 0.2%
Vodafone Group PLC
0.880% due 01/19/2012		37,000	36,985

REPURCHASE AGREEMENTS 0.9%
Banc of America Securities LLC
0.050% due 01/03/2012		100,000	100,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.500% - 6.125% due 11/15/2027 - 05/15/2038 valued at $102,607. Repurchase proceeds are $100,001.)

Morgan Stanley & Co., Inc.
0.190% due 01/13/2012		88,700	88,700
(Dated 11/03/2011. Collateralized by Ginnie Mae 5.500% due 08/15/2040 valued at $86,739. Repurchase proceeds are $88,700.)

			188,700

JAPAN TREASURY BILLS 2.6%
0.101% due 01/23/2012 - 02/13/2012 (a)	JPY	42,400,000	550,825

U.S. TREASURY BILLS 6.0%
0.047% due 01/05/2012 - 06/28/2012 (a)(d)(e)(g)		$1,285,576	1,285,396

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.0%
		41,755,434	418,139

Total Short-Term Instruments (Cost $2,697,157)			2,701,983

PURCHASED OPTIONS (i) 0.1%
(Cost $35,230)			19,585
Total Investments 137.0% (Cost $29,037,106)			$29,364,417
Written Options (j) (0.1%) (Premiums $64,844)			(31,337)
Other Assets and Liabilities (Net) (36.9%)			(7,893,947)

Net Assets 100.0%			$21,439,133

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $4,040 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(e)	Securities with an aggregate market value of $386,307 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $4,418,634 at a weighted average interest rate of 0.173%. On December 31, 2011, securities valued at $6,530,824 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $58,523 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2013	105	$134
90-Day Eurodollar December Futures	Long	12/2013	13,852	20,457
90-Day Eurodollar June Futures	Long	06/2013	2,694	3,445
90-Day Eurodollar March Futures	Long	03/2013	7,107	6,678
90-Day Eurodollar March Futures	Long	03/2014	45	44
90-Day Eurodollar September Futures	Long	09/2013	5,579	7,500
Brent Crude December Futures	Short	11/2012	1,557	2,165
Brent Crude December Futures	Long	11/2013	540	(87)
Brent Crude June Futures	Short	05/2012	436	334
Brent Crude June Futures	Long	05/2013	350	(756)
Corn March Futures	Short	03/2012	982	(2,435)
Euro-Mill Wheat March Futures	Long	03/2012	1,404	1,597
Euro-Rapeseed May Futures	Long	05/2012	133	23
Gold 100 oz. February Futures	Long	02/2012	759	(8,997)
Heating Oil June Futures	Long	05/2012	175	(150)
RBOB Gasoline April Futures	Long	03/2012	493	1,097
RBOB Gasoline June Futures	Long	05/2012	1,421	(1,029)
RBOB Gasoline May Futures	Short	04/2012	986	(2,031)
Robusta Coffee March Futures	Long	03/2012	257	(5)
Soybean March Futures	Long	03/2012	393	(433)
Soybean Meal March Futures	Long	03/2012	240	290
U.S. Treasury 10-Year Note March Futures	Long	03/2012	5,573	5,613
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	1,149	1,251
Wheat July Futures	Long	07/2012	657	1,619
Wheat July Futures	Short	07/2012	657	(1,511)
Wheat March Futures	Short	03/2012	369	(1,122)
White Sugar March Futures	Long	02/2012	132	(316)
WTI Crude December Futures	Long	11/2012	402	68
WTI Crude December Futures	Long	11/2013	304	523
WTI Crude December Futures	Short	11/2014	129	(283)
WTI Crude June Futures	Short	05/2012	577	232

				$33,915

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate, and Sovereign Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011(3)	Notional Amount(4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.426%		$5,000	$(146)	$0	$(146)
Con-way, Inc.	BOA	(1.830%	)	03/20/2018	3.000%		10,000	623	0	623
Consolidated Natural Gas Co.	UAG	(0.590%	)	03/20/2014	0.512%		1,000	(2)	0	(2)
Credit Agricole S.A.	BOA	(3.000%	)	03/20/2014	2.289%	EUR	1,700	(36)	(27)	(9)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.289%		$2,600	71	73	(2)
Credit Agricole S.A.	GST	(1.000%	)	03/20/2014	2.289%		8,800	240	247	(7)
Credit Agricole S.A.	MYC	(3.000%	)	03/20/2014	2.289%	EUR	20,000	(422)	(261)	(161)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.289%		$12,200	332	589	(257)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	1.646%		5,000	(202)	0	(202)
DR Horton, Inc.	BPS	(1.000%	)	03/20/2016	2.195%		5,000	234	261	(27)
DR Horton, Inc.	BPS	(1.000%	)	06/20/2016	2.289%		4,000	213	215	(2)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.788%		4,000	(6)	85	(91)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.719%		1,700	42	(55)	97
International Lease Finance Corp.	BRC	(1.540%	)	12/20/2013	6.903%		8,000	748	0	748
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.903%		1,700	157	0	157
International Lease Finance Corp.	GST	(5.000%	)	03/20/2012	5.445%		5,000	(5)	(137)	132

Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	5.033%		29,000	1,164	1,401	(237)
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	5.033%		100	4	5	(1)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	3.155%		3,000	(185)	(92)	(93)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	2.685%		1,200	(75)	(40)	(35)
Limited Brands, Inc.	MYC	(3.110%	)	09/20/2017	2.280%		2,000	(89)	0	(89)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.523%		1,000	(32)	0	(32)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.423%		1,500	(6)	0	(6)
Masco Corp.	BRC	(1.000%	)	09/20/2012	1.453%		2,145	6	48	(42)
New York Times Co.	BRC	(1.000%	)	03/20/2015	2.265%		1,000	39	58	(19)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.179%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.179%		1,500	(17)	0	(17)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.502%		800	(12)	0	(12)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.502%		12,000	(175)	0	(175)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.795%		1,000	106	(2)	108
Royal Bank of Scotland Group PLC	UAG	(1.000%	)	12/20/2016	7.341%		800	201	65	136
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	3.174%	EUR	2,500	161	154	7
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	3.174%		10,000	37	63	(26)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	3.174%		10,000	37	16	21
Spain Government Bond	MYC	(1.000%	)	03/20/2016	3.724%		$18,000	1,810	2,016	(206)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.770%		3,500	(59)	0	(59)

								$4,747	$4,682	$65

Credit Default Swaps on Corporate, and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	JPM	1.000%	09/20/2016	0.753%		$20,000	$235	$146	$89
Australia Government Bond	RYL	1.000%	09/20/2016	0.753%		5,000	58	36	22
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.866%		250	36	5	31
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.902%		900	136	15	121
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.306%		16,300	(162)	(174)	12
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.818%		7,300	(441)	(213)	(228)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.306%		30,100	(299)	(329)	30
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.818%		11,600	(701)	(339)	(362)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%		7,000	(70)	(80)	10
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.306%		19,600	(195)	(263)	68
Egypt Government International Bond	CBK	1.000%	03/20/2016	6.202%		1,500	(279)	(183)	(96)
Egypt Government International Bond	DUB	1.000%	03/20/2016	6.202%		1,700	(315)	(205)	(110)
Egypt Government International Bond	JPM	1.000%	03/20/2016	6.202%		1,500	(279)	(185)	(94)
Egypt Government International Bond	MYC	1.000%	03/20/2016	6.202%		4,400	(816)	(540)	(276)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.122%		1,000	(5)	(7)	2
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.122%		4,000	(18)	(32)	14
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.122%		2,400	(11)	(19)	8
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%		7,500	(35)	(50)	15
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%		1,000	(7)	(8)	1
France Government Bond	CBK	0.250%	09/20/2016	2.128%		12,200	(998)	(702)	(296)
France Government Bond	RYL	0.250%	12/20/2015	1.997%		12,000	(783)	(233)	(550)
General Electric Capital Corp.	UAG	1.000%	12/20/2012	1.529%		18,300	(87)	(209)	122
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	3.363%		15,400	(256)	(166)	(90)
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2012	3.362%		5,000	(25)	(91)	66
International Lease Finance Corp.	BOA	5.000%	06/20/2016	6.724%		1,400	(78)	(85)	7
International Lease Finance Corp.	DUB	5.000%	06/20/2016	6.724%		1,100	(62)	(58)	(4)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.219%		17,500	(140)	383	(523)
Japan Government International Bond	CBK	1.000%	06/20/2016	1.307%		5,600	(71)	(1)	(70)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.219%		3,100	(24)	65	(89)
Japan Government International Bond	GST	1.000%	12/20/2015	1.219%		31,200	(251)	660	(911)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.307%		9,100	(116)	(4)	(112)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.219%		44,600	(358)	983	(1,341)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.219%		12,100	(97)	272	(369)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	4.898%		300	(9)	(10)	1
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	4.898%		18,500	(506)	(514)	8
MetLife, Inc.	BOA	1.000%	09/20/2013	2.347%		1,300	(29)	(63)	34
MetLife, Inc.	SOG	1.000%	09/20/2013	2.347%		11,500	(256)	(538)	282
Morgan Stanley	JPM	1.000%	09/20/2012	4.707%		15,000	(391)	(276)	(115)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%		5,200	8	(64)	72
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%		1,000	2	(6)	8
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.052%		1,000	0	(5)	5
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.135%		7,500	(38)	(45)	7
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%		1,000	(5)	(7)	2
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.135%		2,500	(13)	(20)	7
SLM Corp.	BOA	5.000%	03/20/2016	6.047%		300	(10)	1	(11)
Spain Government Bond	BPS	1.000%	03/20/2016	3.724%		18,000	(1,811)	(1,102)	(709)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	352,200	(253)	(511)	258
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		206,800	(221)	(451)	230
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	10.753%		39,000	(65)	(97)	32
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	10.820%		134,000	(255)	(289)	34

Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%	20,000	(9)	(41)	32
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%	$4,200	45	51	(6)
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.792%	35,200	298	826	(528)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%	15,000	158	116	42
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.792%	19,100	161	443	(282)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.703%	19,500	205	227	(22)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.792%	1,100	10	26	(16)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.703%	20,200	213	227	(14)
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.703%	22,000	231	212	19

						$(9,054)	$(3,521)	$(5,533)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Depreciation
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	$51,300	$4,118	$6,860	$(2,742)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	66,600	5,346	9,094	(3,748)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	48,700	3,910	7,089	(3,179)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	50,000	4,014	7,050	(3,036)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	13,600	1,092	1,904	(812)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	31,100	2,497	4,341	(1,844)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	23,800	1,911	3,273	(1,362)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	15,700	1,260	2,206	(946)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	23,300	1,992	3,146	(1,154)

					$26,140	$44,963	$(18,823)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	100,100	$(2,220)	$(275)	$(1,945)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		14,000	(311)	(149)	(162)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	DUB		5,600	(124)	(46)	(78)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	RYL		28,200	(625)	(318)	(307)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	UAG		25,900	(575)	(209)	(366)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	77,800	1,272	(367)	1,639
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		266,700	4,484	179	4,305
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		121,900	2,049	169	1,880
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		95,900	1,700	0	1,700
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		45,700	875	(86)	961
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		15,400	317	65	252
Pay	1-Year BRL-CDI	12.280%	01/02/2013	BRC		120,000	2,648	475	2,173
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC		64,100	(214)	0	(214)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		241,400	(1)	810	(811)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		602,500	296	2,425	(2,129)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		456,400	454	2,020	(1,566)
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		10,600	30	35	(5)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$29,300	78	(15)	93
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		27,900	74	(19)	93
Receive	3-Month USD-CPURNSA Index	2.710%	08/04/2021	DUB		50,000	(2,593)	0	(2,593)

							$7,614	$4,694	$2,920

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1HCO12 Index	$116.000	06/29/2012	MYC	356,400	$3,463	$0	$3,463
Receive	1HHO12 Index	309.000	06/29/2012	MYC	14,968,800	(3,193)	0	(3,193)
Pay	CAL12BRENT Index	111.700	12/31/2012	MYC	480,000	3,091	0	3,091
Pay	CBOT Corn March Futures	596.590	02/24/2012	DUB	1,950,000	(967)	0	(967)

Receive	CBOT Soybean March Futures	1,230.000	02/24/2012	DUB	780,000	(178)	0	(178)
Receive	CBOT Wheat December Futures	845.500	11/29/2012	DUB	460,000	(572)	0	(572)
Pay	CBOT Wheat July Futures	641.000	06/22/2012	AZD	1,615,000	(719)	0	(719)
Pay	CBOT Wheat July Futures	810.000	06/28/2012	DUB	460,000	567	0	567
Pay	COMEX Gold 100 oz. February Futures	1,719.500	01/30/2012	DUB	22,160	3,389	0	3,389
Receive	DTDBRT CAL12 Index	109.000	12/31/2012	BRC	564,000	(2,069)	0	(2,069)
Receive	DTDBRTCO CAL12 Index	0.000	12/31/2012	BRC	780,000	42	0	42
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC	780,000	26	0	26
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC	12,000	0	0	0
Receive	DTDBRTCO CAL12 Index	0.150	12/31/2012	MYC	216,000	(20)	0	(20)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	624,000	(101)	0	(101)
Pay	EUMARGIN CAL12 Index	5.250	12/31/2012	BRC	876,000	(55)	0	(55)
Pay	EUMARGIN CAL12 Index	5.450	12/31/2012	BRC	1,032,000	139	0	139
Pay	EUMARGIN CAL12 Index	5.550	12/31/2012	BRC	732,000	171	0	171
Pay	EUROBOB CAL12 Index	113.250	12/31/2012	BRC	141,000	591	0	591
Pay	EUROBOBCO CAL12 Index	2.550	12/31/2012	MYC	54,000	(63)	0	(63)
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC	195,000	52	0	52
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	195,000	81	0	81
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC	3,000	2	0	2
Pay	EUROJETCAL12 Index	129.500	12/31/2012	BRC	56,400	230	0	230
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	78,000	(20)	0	(20)
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC	78,000	17	0	17
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC	1,200	0	0	0
Pay	EUROJETCOCAL12 Index	21.550	12/31/2012	MYC	21,600	30	0	30
Pay	FOCOCAL13 Index	10.600	12/31/2013	MYC	60,000	(164)	0	(164)
Pay	FOCOCAL13 Index	10.100	12/31/2013	MYC	165,000	(370)	0	(370)
Pay	FOCOCAL13 Index	9.550	12/31/2013	MYC	99,000	(169)	0	(169)
Pay	FOCOCAL13 Index	9.450	12/31/2013	MYC	60,000	(96)	0	(96)
Pay	FOCOCAL13 Index	9.400	12/31/2013	MYC	255,000	(397)	0	(397)
Pay	GOCAL CAL12 Index	124.310	12/31/2012	BRC	169,200	427	0	427
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC	234,000	(183)	0	(183)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	234,000	(178)	0	(178)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC	3,600	(3)	0	(3)
Pay	GOCOCAL CAL12 Index	17.010	12/31/2012	MYC	64,800	38	0	38
Pay	ICE Brent Crude December Futures	104.800	11/16/2012	GST	580,000	3,484	0	3,484
Pay	ICE Brent Crude June Futures	103.040	05/15/2012	BRC	190,000	(536)	0	(536)
Receive	ICE Brent Crude June Futures	106.620	05/17/2012	GST	580,000	(430)	0	(430)
Receive	KCBT Wheat July Futures	680.000	06/22/2012	AZD	1,615,000	827	0	827
Pay	LSFOCAL12 Index	100.990	12/31/2012	BRC	197,400	590	0	590
Pay	LSFOCOCAL12 Index	8.150	12/31/2012	MYC	4,200	(4)	0	(4)
Pay	LSFOCOCAL12 Index	7.716	12/31/2012	MYC	273,000	(122)	0	(122)
Pay	LSFOCOCAL12 Index	7.700	12/31/2012	MYC	75,600	(33)	0	(33)
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	273,000	(100)	0	(100)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	2,042,000	(2,005)	0	(2,005)
Receive	NYMEX Platinum April Futures	1,434.549	03/29/2012	DUB	27,130	(820)	0	(820)
Receive	NYMEX RBOB Gasoline June Futures	267.000	05/30/2012	BRC	8,000,000	555	0	555
Receive	NYMEX WTI Crude December Futures	97.600	11/19/2012	GST	580,000	218	0	218
Pay	NYMEX WTI Crude June Futures	99.000	05/23/2012	GST	580,000	(236)	0	(236)
Pay	NYMEX WTI Crude March Futures	101.400	02/17/2012	MYC	230,000	564	0	564
Receive	NYMEX WTI Crude March Futures	102.100	02/19/2013	MYC	230,000	(1,138)	0	(1,138)
Pay	QSCOCAL13 Index	19.100	12/31/2013	MYC	105,000	106	0	106
Pay	QSCOCAL13 Index	19.400	12/31/2013	MYC	150,000	196	0	196
Pay	QSCOCAL13 Index	19.450	12/31/2013	MYC	60,000	82	0	82
Pay	QSCOCAL13 Index	19.550	12/31/2013	MYC	99,000	144	0	144
Pay	QSCOCAL13 Index	19.600	12/31/2013	MYC	165,000	249	0	249
Pay	QSCOCAL13 Index	20.300	12/31/2013	MYC	60,000	132	0	132
Receive	RBOBCO 4Q12 Index	1.850	12/31/2012	BRC	300,000	(349)	0	(349)
Receive	RBOBCO 4Q12 Index	2.000	12/31/2012	BRC	204,000	(268)	0	(268)
Receive	RBOBCO 4Q12 Index	2.250	12/31/2012	MYC	150,000	(234)	0	(234)
Receive	USCRLLSS Index	12.000	12/31/2012	MYC	480,000	(2,604)	0	(2,604)

						$1,107	$0	$1,107

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	3,152,824	3-Month U.S. Treasury Bill rate plus a specified spread	$891,790	01/27/2012	BOA	$(115)
Pay	DJUBSTR Index	144,951	3-Month U.S. Treasury Bill rate plus a specified spread	41,000	01/27/2012	BOA	4
Receive(7)	BCC2GO1P Index	13,007	0.230%	12,100	01/27/2012	BRC	29
Receive(7)	BCC2LP1P Index	14,669	0.240%	8,930	01/27/2012	BRC	161
Receive	BXCS1461 Index	586,162	3-Month U.S. Treasury Bill rate plus a specified spread	1,449,910	01/27/2012	BRC	(199)
Receive	DJUBSF3T Index	1,358,297	3-Month U.S. Treasury Bill rate plus a specified spread	829,900	01/27/2012	BRC	202
Receive	CVICSTR3 Index	2,704,511	3-Month U.S. Treasury Bill rate plus a specified spread	817,080	01/27/2012	CBK	(114)
Receive	DJUBSF3T Index	960,317	3-Month U.S. Treasury Bill rate plus a specified spread	586,740	01/27/2012	CBK	146
Receive	DJUBSTKRW2 Index	2,559,092	3-Month U.S. Treasury Bill rate plus a specified spread	723,400	01/27/2012	DUB	573
Receive	DJUBSTR Index	6,420,618	3-Month U.S. Treasury Bill rate plus a specified spread	1,816,100	01/27/2012	DUB	(235)
Pay	DJUBSTR Index	81,314	3-Month U.S. Treasury Bill rate plus a specified spread	23,000	01/27/2012	DUB	3
Pay(7)	DJUBSHG Index	128,702	0.000%	0	01/27/2012	FBF	(956)
Receive	DJUBSTR Index	4,892,941	3-Month U.S. Treasury Bill rate plus a specified spread	1,383,990	01/27/2012	FBF	(179)
Pay	DJUBSTR Index	254,548	3-Month U.S. Treasury Bill rate plus a specified spread	72,000	01/27/2012	FBF	8

Receive(7)	SPGCICP Index	70,833	0.000%	0	01/27/2012	FBF	850
Receive	DJUBSTR Index	9,220,538	3-Month U.S. Treasury Bill rate plus a specified spread	2,530,870	01/17/2012	GLM	76,740
Pay	DJUBSTR Index	1,347,995	3-Month U.S. Treasury Bill rate plus a specified spread	370,000	01/17/2012	GLM	(11,223)
Receive	DJUBSF3T Index	1,165,232	3-Month U.S. Treasury Bill rate plus a specified spread	711,940	01/27/2012	JPM	178
Pay(7)	DJUBSLC3 Index	368,595	0.100%	51,464	01/27/2012	JPM	603
Pay(7)	DJUBSLH3 Index	110,347	0.000%	0	01/27/2012	JPM	247
Receive(7)	DJUBSLH5 Index	88,952	0.000%	0	01/27/2012	JPM	(191)
Receive	DJUBSTR Index	8,191,317	3-Month U.S. Treasury Bill rate plus a specified spread	2,316,950	01/27/2012	JPM	(298)
Pay	DJUBSTR Index	1,414,155	3-Month U.S. Treasury Bill rate plus a specified spread	400,000	01/27/2012	JPM	45
Receive(7)	JMCU305E Index	405,365	0.000%	0	01/27/2012	JPM	(429)
Receive(7)	DJUBSAL Index	124,261	0.240%	5,510	01/27/2012	MYC	54
Receive	DJUBSF3T Index	424,347	3-Month U.S. Treasury Bill rate plus a specified spread	259,270	01/27/2012	MYC	66
Receive(7)	DJUBSLI Index	204,188	0.200%	7,590	01/27/2012	MYC	(107)
Receive(7)	DJUBSNI Index	13,405	0.240%	2,680	01/27/2012	MYC	121
Receive(7)	DJUBSPR Index	86,352	0.180%	20,540	01/27/2012	MYC	133
Pay	DJUBSTR Index	712,866	3-Month U.S. Treasury Bill rate plus a specified spread	200,000	01/27/2012	MYC	(1,616)
Receive(7)	DJUBSZS Index	37,181	0.240%	2,350	01/27/2012	MYC	46
Receive(7)	SPGSBRP Index	43,707	0.150%	34,020	01/27/2012	MYC	(52)
Receive	MOTT3001 Index	7,579,096	3-Month U.S. Treasury Bill rate plus a specified spread	2,330,221	12/27/2013	MYC	(23,841)
Receive	MOTT3002 Index	12,367,157	3-Month U.S. Treasury Bill rate plus a specified spread	3,759,388	12/27/2013	MYC	(38,503)
Pay	MOTT3002 Index	1,059,275	3-Month U.S. Treasury Bill rate plus a specified spread	322,000	12/27/2013	MYC	3,291
Receive	DJUBSTR Index	1,660,572	3-Month U.S. Treasury Bill rate plus a specified spread	469,700	01/27/2012	SOG	(60)
Receive	DJUBSTR Index	5,459,275	3-Month U.S. Treasury Bill rate plus a specified spread	1,544,180	01/27/2012	UAG	(200)
Pay	DJUBSTR Index	258,083	3-Month U.S. Treasury Bill rate plus a specified spread	73,000	01/27/2012	UAG	8

							$5,190

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance(8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.037	01/12/2012	SOG	$25,970	$(886)	$0	$(886)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/13/2012	JPM	29,510	(983)	0	(983)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/18/2012	SOG	20,510	(688)	0	(688)
Pay	London Gold Market Fixing Ltd. PM	0.039	01/18/2012	DUB	13,660	(448)	0	(448)
Pay	London Gold Market Fixing Ltd. PM	0.065	03/05/2012	GST	19,490	117	0	117
Pay	London Gold Market Fixing Ltd. PM	0.064	03/06/2012	GST	22,730	126	0	126
Pay	NYMEX Natural Gas February Futures	0.168	01/26/2012	JPM	3,800	7	0	7

						$(2,755)	$0	$(2,755)

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Heating Oil March Futures	CBK	$225.000	03/27/2012	223	$379	$140
Put - OTC Heating Oil March Futures	MYC	225.000	03/27/2012	684	1,956	428
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	16,800	1,428	1,915
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	6,700	804	1,097
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	576	4,147	2,546
Call - OTC WTI Crude December Futures	FBF	120.000	11/15/2013	50	710	307
Call - OTC WTI Crude December Futures	JPM	120.000	11/13/2012	198	986	877
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	98	684	433
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	1,020	6,326	4,162
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	150	1,122	663
Call - OTC WTI Crude July Futures	GST	140.000	06/11/2012	234	585	311
Call - OTC WTI Crude Oil June Futures	MYC	137.000	06/29/2012	810	3,240	606
Put - OTC WTI Heating Oil June Futures	MYC	259.000	06/29/2012	810	3,749	2,167

					$26,116	$15,652

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD LIBOR	Receive	2.000%	11/19/2012	$294,500	$714	$127
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	251,200	8,400	3,806

							$9,114	$3,933

(j)	Written options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	576	$4,303	$(2,425)
Call - OTC Brent Crude December Futures	FBF	129.000	11/11/2013	50	714	(299)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	98	706	(413)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	1,020	6,426	(4,202)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	150	1,164	(631)
Put - OTC Brent Crude March Futures	CBK	80.000	03/12/2012	223	497	(145)
Put - OTC Brent Crude March Futures	MYC	80.000	03/12/2012	684	2,087	(445)
Put - OTC London Platinum Markets Fixing Ltd.	GST	1,650.000	08/08/2012	6,700	864	(1,982)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	16,800	1,428	(3,897)
Call - OTC RBOB Gasoline June Futures	GST	350.000	05/25/2012	234	663	(366)
Put - OTC WTI Crude Oil June Futures	MYC	95.000	06/29/2012	810	3,515	(2,573)
Call - OTC WTI Heating Oil June Futures	MYC	359.000	06/29/2012	810	4,082	(657)

					$26,449	$(18,035)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$294,500	$1,680	$(398)
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	115,700	0	(237)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	115,700	0	(199)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	139,200	0	(285)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	139,200	0	(239)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,200	83	(5)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	351	(21)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	47,300	303	(19)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	276,200	0	(1,790)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	276,200	0	(658)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	310,200	0	(1,374)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	310,200	0	(1,094)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,276,300	10,281	(507)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	289,200	2,968	(9)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	39,800	350	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	183,600	2,080	(6)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	111,000	1,241	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	108,400	986	(4)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	227,000	2,515	(7)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,133,000	8,271	(3,539)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	13,200	90	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	18,500	128	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,800	58	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	44,000	299	0

							$31,684	$(10,396)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC EUR versus USD	JPM	$1.337	01/13/2012	EUR	94,800	$665	$(190)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BPS	218.803	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	02/11/2021	$85,000	$863	$(408)
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	160,900	1,359	(615)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	(1,290)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	33,400	431	(141)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	275	(165)
Floor - OTC CPURNSA Index	RYL	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015	9,100	211	(97)

						$6,046	$(2,716)

(k)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco Bradesco S.A.	0.000%	03/23/2012	03/21/2011	$26,699	$26,767	0.12%

(l)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(9)
Fannie Mae	3.500%	01/01/2042	$3,000	$3,049	$(3,086)
Fannie Mae	4.000%	01/01/2042	4,000	4,146	(4,203)
U.S. Treasury Inflation Protected Securities	2.000%	04/15/2012	32,652	$32,762	$(32,815)

				$39,957	$(40,104)

(9)	Market value includes $198 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	62,548	02/2012	CBK	$0	$(1,504)	$(1,504)
Sell		833,065	02/2012	JPM	0	(28,511)	(28,511)
Sell		10,221	02/2012	UAG	0	(329)	(329)
Buy	BRL	85,455	01/2012	DUB	0	(1,411)	(1,411)
Sell		85,455	01/2012	DUB	0	(258)	(258)
Buy		85,455	01/2012	HUS	258	0	258
Sell		85,455	01/2012	HUS	0	(1,232)	(1,232)
Sell		85,455	03/2012	DUB	1,433	0	1,433
Sell		11,925	03/2012	HUS	33	0	33
Sell		14,534	03/2012	MSC	34	(7)	27
Buy	CAD	369	02/2012	BRC	2	0	2
Sell		15,071	02/2012	BRC	58	0	58
Buy		80,491	02/2012	DUB	109	0	109
Buy		305	02/2012	JPM	3	0	3
Buy	CNY	9,339	02/2012	BRC	14	0	14
Buy		131,851	02/2012	DUB	503	0	503
Buy		487,349	06/2012	BRC	457	0	457
Buy		201,010	10/2012	GST	0	(89)	(89)
Buy	EUR	177,601	01/2012	BRC	0	(4,689)	(4,689)
Sell		81,068	01/2012	BRC	6,416	0	6,416
Buy		228,264	01/2012	CBK	0	(3,700)	(3,700)
Buy		13,447	01/2012	DUB	0	(1,084)	(1,084)
Sell		80,752	01/2012	DUB	7,033	0	7,033
Sell		324,855	01/2012	FBL	26,626	0	26,626
Buy		48,405	01/2012	GST	80	0	80
Buy		100,856	01/2012	JPM	0	(2,744)	(2,744)
Sell		243,435	01/2012	JPM	9,928	0	9,928
Sell		3,670	01/2012	MSC	301	0	301
Buy		23,283	01/2012	RBC	0	(1,132)	(1,132)
Buy		89,606	01/2012	UAG	0	(874)	(874)
Sell		243,436	01/2012	UAG	9,707	0	9,707
Buy		11,263	02/2012	BRC	0	(644)	(644)
Sell		103,397	02/2012	BRC	1,298	0	1,298
Sell		214,250	02/2012	CBK	2,580	0	2,580
Sell		48,405	02/2012	GST	0	(79)	(79)
Sell		31,763	02/2012	JPM	329	0	329
Buy		8,595	02/2012	UAG	0	(478)	(478)
Sell		89,606	02/2012	UAG	887	0	887
Buy	GBP	1,294	01/2012	BRC	0	(23)	(23)
Sell		39,528	01/2012	BRC	598	0	598
Buy		98,210	01/2012	CBK	0	(1,473)	(1,473)
Sell		108,485	01/2012	CBK	828	0	828
Buy		97,884	01/2012	GST	1,145	0	1,145
Sell		49,700	01/2012	GST	579	0	579
Buy		325	02/2012	BRC	5	0	5
Sell		98,535	02/2012	CBK	1,477	0	1,477
Sell		97,884	02/2012	GST	0	(1,143)	(1,143)
Buy	IDR	21,892,000	01/2012	BOA	0	(37)	(37)
Buy		47,000,000	01/2012	CBK	0	(97)	(97)
Buy		11,208,000	01/2012	DUB	0	(77)	(77)
Sell		76,582,492	01/2012	DUB	0	(6)	(6)
Sell		194,346,294	01/2012	GST	0	(14)	(14)
Buy		11,473,000	01/2012	HUS	0	(67)	(67)
Buy		90,047,000	01/2012	JPM	0	(336)	(336)
Sell		417,149,200	01/2012	JPM	280	0	280
Buy		581,349,800	01/2012	UAG	0	(1,837)	(1,837)
Sell		77,317,500	01/2012	UAG	54	0	54
Buy	INR	2,000,000	07/2012	BRC	0	(6,851)	(6,851)
Sell		4,743,965	07/2012	BRC	5,481	0	5,481
Buy		4,000,000	07/2012	CBK	0	(14,986)	(14,986)
Sell		567,112	07/2012	DUB	0	(1)	(1)
Sell		419,112	07/2012	GST	0	(54)	(54)
Sell		903,184	07/2012	HUS	116	(75)	41
Buy		4,727,820	07/2012	JPM	0	(6,690)	(6,690)
Sell		4,094,447	07/2012	JPM	5,447	(49)	5,398
Sell	JPY	3,500,000	01/2012	CBK	0	(122)	(122)
Sell		34,363,958	01/2012	DUB	1,841	0	1,841
Sell		11,400,000	02/2012	JPM	0	(2,102)	(2,102)
Sell	KRW	178,352,310	02/2012	BRC	1,214	(1,255)	(41)
Sell		87,437,696	02/2012	CBK	3,090	0	3,090
Sell		7,738,434	02/2012	DUB	15	0	15

Sell		1,062,936	02/2012	GST	0	0	0
Sell		32,434,594	02/2012	HUS	189	(2)	187
Sell		37,237,135	02/2012	MSC	746	0	746
Buy		344,464,977	02/2012	UAG	0	(28,323)	(28,323)
Buy	MXN	926,103	03/2012	CBK	0	(1,879)	(1,879)
Sell		708,148	03/2012	UAG	387	0	387
Sell	MYR	61,658	04/2012	BRC	0	(72)	(72)
Buy		54,217	04/2012	CBK	0	(508)	(508)
Sell		61,534	04/2012	DUB	0	(69)	(69)
Sell		18,639	04/2012	HUS	0	(25)	(25)
Sell		145,848	04/2012	JPM	0	(158)	(158)
Buy		231,265	04/2012	UAG	0	(4,044)	(4,044)
Buy	PHP	2,710,947	03/2012	BRC	0	(1,589)	(1,589)
Sell		1,469,160	03/2012	BRC	45	(41)	4
Buy		1,750,515	03/2012	CBK	0	(350)	(350)
Sell		956,833	03/2012	GST	0	(167)	(167)
Sell		937,242	03/2012	HUS	78	(25)	53
Buy		1,405,000	03/2012	JPM	0	(242)	(242)
Sell		1,667,056	03/2012	JPM	377	0	377
Sell		829,513	03/2012	MSC	180	0	180
Buy	SGD	32,946	02/2012	BRC	0	(260)	(260)
Sell		25,795	02/2012	BRC	64	(75)	(11)
Sell		9,991	02/2012	DUB	0	(27)	(27)
Buy		14,700	02/2012	GST	20	0	20
Buy		19,700	02/2012	HUS	27	0	27
Sell		10,283	02/2012	HUS	0	(27)	(27)
Sell		20,091	02/2012	UAG	86	(24)	62

					$92,458	$(123,967)	$(31,509)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$109,829	$0	$109,829
Corporate Bonds & Notes
Banking & Finance	0	2,544,755	8,000	2,552,755
Industrials	0	278,967	3,325	282,292
Utilities	0	68,113	0	68,113
Convertible Bonds & Notes
Banking & Finance	0	2,613	0	2,613
Industrials	0	4,030	0	4,030
Municipal Bonds & Notes
California	0	37,550	0	37,550
New Jersey	0	2,659	0	2,659
Ohio	0	13,288	0	13,288
Puerto Rico	0	2,920	0	2,920
Rhode Island	0	1,201	0	1,201
Texas	0	2,753	0	2,753
West Virginia	0	7,554	0	7,554
U.S. Government Agencies	0	185,979	67,392	253,371
U.S. Treasury Obligations	0	20,513,106	0	20,513,106
Mortgage-Backed Securities	0	1,016,454	0	1,016,454
Asset-Backed Securities	0	448,244	26,422	474,666
Sovereign Issues	0	1,271,731	0	1,271,731
Convertible Preferred Securities
Banking & Finance	8,653	0	0	8,653
Preferred Securities
Banking & Finance	11,755	5,556	0	17,311
Short-Term Instruments
Certificates of Deposit	0	221,938	0	221,938
Commercial Paper	0	36,985	0	36,985
Repurchase Agreements	0	188,700	0	188,700
Japan Treasury Bills	0	550,825	0	550,825
U.S. Treasury Bills	0	1,285,396	0	1,285,396
PIMCO Short-Term Floating NAV Portfolio	418,139	0	0	418,139
Purchased Options
Commodity Contracts	0	12,879	2,773	15,652
Interest Rate Contracts	0	3,933	0	3,933
	$438,547	$28,817,958	$107,912	$29,364,417
Short Sales, at value	$0	$(40,104)	$0	$(40,104)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	7,948	103,261	0	111,209
Credit Contracts	0	3,720	0	3,720
Foreign Exchange Contracts	0	92,458	0	92,458
Interest Rate Contracts	45,122	13,096	0	58,218
	$53,070	$212,535	$0	$265,605

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(19,155)	(111,920)	(5,834)	(136,909)
Credit Contracts	0	(28,011)	0	(28,011)
Foreign Exchange Contracts	0	(124,157)	0	(124,157)
Interest Rate Contracts	0	(20,980)	(2,308)	(23,288)

	$(19,155)	$(285,068)	$(8,142)	$(312,365)

Totals	$472,462	$28,705,321	$99,770	$29,277,553

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Bank Loan Obligations	$4,960	$0	$(5,000)	$0	$0	$40	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	9,581	0	(408)	11	3	51	0	(1,238)	8,000	75
Industrials	0	3,500	0	0	0	(175)	0	0	3,325	(175)
U.S. Government Agencies	72,583	0	(5,120)	0	0	(71)	0	0	67,392	(52)
Asset-Backed Securities	107,443	15,057	(21,433)	456	432	(30)	10,671	(86,174)	26,422	(24)
Purchased Options
Commodity Contracts	3,918	6,989	(222)	0	(2,942)	(4,970)	0	0	2,773	(4,216)

	198,485	25,546	(32,183)	467	(2,507)	(5,155)	10,671	(87,412)	107,912	(4,392)

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(9,265)	$5,076	$(10,201)	$0	$(757)	$9,313	$0	$0	$(5,834)	$4,367
Interest Rate Contracts	(16,535)	0	0	0	7,757	6,062	0	408	(2,308)	979

	$(25,800)	$5,076	$(10,201)	$0	$7,000	$15,375	$0	$408	$(8,142)	$5,346

Totals	$172,685	$30,622	$(42,384)	$467	$4,493	$10,220	$10,671	$(87,004)	$99,770	$954

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Kabel Deutschland Holding AG
5.083% due 12/31/2016	EUR	1,100	$1,421
Petroleum Export V Ltd.
3.563% due 12/07/2012		$2,135	2,126

Total Bank Loan Obligations (Cost $3,587)			3,547

CORPORATE BONDS & NOTES 6.1%
BANKING & FINANCE 4.6%
American International Group, Inc.
8.175% due 05/15/2068		2,200	1,980
ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,124
Banco Santander Brasil S.A.
2.659% due 03/18/2014		7,200	6,864
Bank of America Corp.
1.040% due 09/11/2012		2,650	2,575
7.375% due 05/15/2014		4,800	4,980
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,599
Barclays Bank PLC
10.179% due 06/12/2021		1,760	1,869
Citigroup, Inc.
1.307% due 02/15/2013		5,800	5,694
2.453% due 08/13/2013		18,800	18,461
European Financial Stability Facility
3.375% due 07/05/2021	EUR	54,500	71,732
HBOS PLC
6.750% due 05/21/2018		$2,000	1,605
HSBC Finance Corp.
6.676% due 01/15/2021		19,900	20,612
ING Bank NV
1.028% due 01/13/2012		5,800	5,799
2.625% due 02/09/2012		9,250	9,267
3.900% due 03/19/2014		4,000	4,223
International Lease Finance Corp.
5.000% due 09/15/2012		5,000	5,000
6.375% due 03/25/2013		2,000	2,000
LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,054
Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,036
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		182	202
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012		2,500	2,453
6.875% due 04/25/2018		5,500	5,428
Nationwide Building Society
5.500% due 07/18/2012		8,700	8,896
Nordea Bank AB
1.301% due 01/14/2014		12,500	12,110
Royal Bank of Scotland Group PLC
1.316% due 04/23/2012		5,800	5,809
Springleaf Finance Corp.
5.900% due 09/15/2012		1,300	1,250
Svenska Handelsbanken AB
1.544% due 09/14/2012		4,500	4,522
Swedbank AB
2.800% due 02/10/2012		5,330	5,343
Wachovia Corp.
0.619% due 08/01/2013		1,460	1,445

			238,932

INDUSTRIALS 1.3%
Arrow Electronics, Inc.
6.000% due 04/01/2020		1,700	1,825
Black & Decker Corp.
8.950% due 04/15/2014		500	578
Cytec Industries, Inc.
8.950% due 07/01/2017		500	599
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,179
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		700	745
8.125% due 07/15/2015		2,000	2,311

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,163
New York Times Co.
5.000% due 03/15/2015		6,000	5,835
Office Depot, Inc.
6.250% due 08/15/2013		14,000	13,125
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	872
President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	6,683
Pulte Group, Inc.
5.250% due 01/15/2014		6,000	5,910
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	543
Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,139
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,264
UST LLC
5.750% due 03/01/2018		1,000	1,111
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		5,700	5,829
WEA Finance LLC
7.125% due 04/15/2018		8,000	8,950

			66,661

UTILITIES 0.2%
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,015
Embarq Corp.
7.082% due 06/01/2016		4,000	4,341
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	4,675

			10,031

Total Corporate Bonds & Notes (Cost $314,715)			315,624

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.844% due 09/25/2041		$13,743	13,718
2.375% due 07/28/2015 (i)		6,000	6,336
4.000% due 10/01/2040		36	38
5.500% due 10/01/2034 - 08/01/2035		832	909
Freddie Mac
0.828% due 07/15/2041		5,503	5,498

Total U.S. Government Agencies (Cost $26,264)			26,499

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Inflation Protected Securities (c)
2.125% due 02/15/2041 (i)		5,583	7,543
2.375% due 01/15/2025		120	153
3.625% due 04/15/2028		140	208
U.S. Treasury Notes
0.500% due 11/30/2012 (i)		3,200	3,211
0.625% due 06/30/2012		700	702
3.625% due 02/15/2021 (i)(j)		50,000	58,039

Total U.S. Treasury Obligations (Cost $68,803)			69,856

MORTGAGE-BACKED SECURITIES 0.3%
Adjustable Rate Mortgage Trust
2.766% due 05/25/2035		63	61
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		475	438
2.250% due 08/25/2035		155	133
2.595% due 08/25/2033		464	439
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		600	666
Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035		1,237	950
Countrywide Alternative Loan Trust
1.208% due 02/25/2036		450	270
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 03/25/2035		284	161
2.778% due 09/20/2036		330	166
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,500	1,653
Merrill Lynch Floating Trust
0.814% due 07/09/2021		3,349	3,105
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		843	491

Structured Adjustable Rate Mortgage Loan Trust
2.533% due 01/25/2035		75	56
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035		150	119
WaMu Mortgage Pass-Through Certificates
0.908% due 02/25/2047		464	231
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/2036		1,470	1,142
5.843% due 09/25/2036		4,096	3,469

Total Mortgage-Backed Securities (Cost $13,571)			13,550

ASSET-BACKED SECURITIES 0.1%
ACE Securities Corp.
0.344% due 12/25/2036		49	48
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		236	233
7.001% due 09/20/2022		1,300	1,193
Citigroup Mortgage Loan Trust, Inc.
0.404% due 08/25/2036		59	54
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		33	33
Mid-State Trust
8.330% due 04/01/2030		474	478
SLC Student Loan Trust
4.750% due 06/15/2033		1,751	1,714
SLM Student Loan Trust
0.746% due 12/17/2018		107	107

Total Asset-Backed Securities (Cost $3,954)			3,860

SOVEREIGN ISSUES 8.2%
Australia Government Bond
5.250% due 03/15/2019	AUD	35,200	40,025
5.500% due 01/21/2018		7,000	7,977
5.500% due 04/21/2023		15,000	17,606
5.750% due 05/15/2021		40,700	48,450
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,748	1,473
10.000% due 01/01/2014		2,761	1,466
10.000% due 01/01/2017		107,183	55,228
Canada Government Bond
1.500% due 06/01/2012	CAD	89,000	87,570
Export-Import Bank of Korea
1.592% due 03/13/2012		$5,600	5,597
Republic of Germany
2.750% due 04/08/2016	EUR	32,700	46,070
3.250% due 07/04/2021		34,500	50,468
United Kingdom Gilt
3.750% due 09/07/2020	GBP	2,900	5,207
4.000% due 03/07/2022		28,700	52,603

Total Sovereign Issues (Cost $419,540)			419,740

	SHARES
MUTUAL FUNDS (d)(e) 54.8%
PIMCO Emerging Local Bond Fund		19,446,681	195,439
PIMCO Emerging Markets Bond Fund		6,734,648	75,765
PIMCO Emerging Markets Corporate Bond Fund		19,437,292	212,061
PIMCO Emerging Markets Currency Fund		10,783,931	106,869
PIMCO EqS Emerging Markets Fund		31,321,765	248,695
PIMCO EqS Pathfinder FundTM		52,675,108	511,475
PIMCO Global Advantage Strategy Bond Fund		13,513,068	151,346
PIMCO Global Bond Fund (Unhedged)		6,458,395	64,971
PIMCO Long-Term U.S. Government Fund		11,351,784	131,000
PIMCO RealEstateRealReturn Strategy Fund		2,309,033	11,014
PIMCO StocksPLUS® Fund		88,180,386	676,344
PIMCO Total Return Fund		26,303,193	285,916
PIMCO Unconstrained Bond Fund		13,173,903	143,464

Total Mutual Funds (Cost $2,924,226)			2,814,359

COMMON STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Zynga, Inc. ‘A’ (a)		93,072	876

Total Common Stocks (Cost $931)			876

EXCHANGE-TRADED FUNDS 26.1%
iShares MSCI EAFE Index Fund		3,044,616	150,800
PIMCO 0-5 Year High Yield Corporate Bond Index Fund (d)		65,708	6,450

PIMCO Investment Grade Corporate Bond Index Fund (d)	310,834	31,304
SPDR Gold Trust	3,289,335	499,946
SPDR S&P Dividend ETF	480,000	25,858
Vanguard MSCI Emerging Markets ETF	16,410,711	627,053

Total Exchange-Traded Funds (Cost $1,450,211)		1,341,411

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.7%
CERTIFICATES OF DEPOSIT 0.6%
Banco Bradesco S.A.
1.950% due 01/24/2013	$6,000	6,047
Banco de Brasil New York
1.166% due 01/17/2012	10,600	10,589
BNP Paribas
0.879% due 03/02/2012	8,400	8,398
Itau Unibanco Holding S.A.
0.000% due 01/11/2012	6,000	5,993

		31,027

REPURCHASE AGREEMENTS 2.7%
Banc of America Securities LLC
0.060% due 01/03/2012	48,200	48,200

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.500% - 6.000% due 02/15/2026 - 05/15/2038 valued at $32,523 and U.S. Treasury Notes 0.250% due 12/15/2014 valued at $16,937. Repurchase proceeds are $48,200.)

BNP Paribas Securities Corp.
0.050% due 01/03/2012	45,900	45,900
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2014 valued at $46,891. Repurchase proceeds are $45,900.)
0.150% due 01/03/2012	25,500	25,500
(Dated 12/30/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $26,413. Repurchase proceeds are $25,500.)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012	10,000	10,000
(Dated 12/30/2011. Collateralized by Fannie Mae 3.500% due 12/01/2041 valued at $10,351. Repurchase proceeds are $10,000.)
JPMorgan Securities, Inc.
0.070% due 01/03/2012	6,300	6,300
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $6,428. Repurchase proceeds are $6,300.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	789	789
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $510 and Freddie Mac 5.500% due 08/20/2012 valued at $295. Repurchase proceeds are $789.)

		136,689

U.S. TREASURY BILLS 3.4%
0.044% due 03/01/2012 - 06/28/2012 (b)(g)(i)	176,194	176,165

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
	18,663	187

Total Short-Term Instruments (Cost $344,020)		344,068

PURCHASED OPTIONS (l) 1.4%
(Cost $165,518)		69,502
Total Investments 105.6% (Cost $5,735,340)		$5,422,892
Written Options (m) (0.3) (Premiums $24,089)		(15,027)
Other Assets and Liabilities (Net) (5.3%)		(271,902)

Net Assets 100.0%		$5,135,963

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Institutional Class Shares of each Fund.

(f)	Cash of $10 has been pledged as collateral for equity options as of December 31, 2011.

(g)	Securities with an aggregate market value of $11,729 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $18,412 at a weighted average interest rate of 0.051%. On December 31, 2011, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $26,990 and cash of $18 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini NASDAQ 100 Index March Futures	Long	03/2012	2,158	$(1,272)
E-mini S&P 500 Index March Futures	Long	03/2012	1,648	540
Euro-Bund 10-Year Bond March Futures	Long	03/2012	824	4,840
Put Options Strike @ EUR 129.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	4,689	(1,932)
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond March Futures	Long	03/2012	2,337	(725)
U.S. Treasury 10-Year Note March Futures	Long	03/2012	2,232	2,595
United Kingdom 10-Year Gilt March Futures	Long	03/2012	265	1,428
WTI Crude March Futures	Long	02/2012	5	88

				$5,562

(j)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $114 and cash of $33 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	$4,400	$(411)	$(30)

(k)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011(3)	Notional Amount(4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GST	(1.000%	)	12/20/2019	2.013%	$1,700	$118	$0	$118
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.227%	500	(25)	0	(25)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	2.446%	1,000	21	0	21
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	2.032%	300	17	28	(11)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	2.032%	200	11	17	(6)
Embarq Corp.	BRC	(1.650%	)	06/20/2016	2.168%	2,000	42	0	42
Embarq Corp.	DUB	(1.000%	)	06/20/2016	2.123%	1,000	46	(16)	62
Embarq Corp.	JPM	(2.350%	)	06/20/2016	2.168%	1,000	(9)	0	(9)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.521%	8,200	573	262	311
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.848%	700	(80)	(73)	(7)
Macy’s Retail Holdings, Inc.	BRC	(6.780%	)	09/20/2015	1.109%	2,000	(416)	0	(416)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.447%	1,000	(21)	(23)	2
New York Times Co.	BRC	(1.000%	)	03/20/2015	2.265%	2,000	76	115	(39)
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.265%	4,000	(344)	(358)	14
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	7.616%	8,200	320	78	242
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	7.616%	5,800	227	37	190
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.708%	750	(3)	0	(3)
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	3.404%	6,000	303	187	116
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.731%	4,500	(5)	64	(69)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.147%	500	(28)	0	(28)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.354%	1,000	(70)	0	(70)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.278%	1,200	104	43	61
UST LLC	BRC	(0.700%	)	03/20/2018	0.392%	1,000	(19)	0	(19)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.713%	1,000	49	16	33

							$887	$377	$510

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011(3)	Notional Amount(4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.433%		$5,300	$9	$(13)	$22
Australia Government Bond	BOA	1.000%	09/20/2015	0.613%		7,000	102	162	(60)
Australia Government Bond	BRC	1.000%	03/20/2016	0.675%		4,000	55	86	(31)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.435%		600	(14)	(26)	12
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.866%		1,000	143	35	108
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.866%		1,000	142	15	127
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.866%		2,000	285	34	251
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%		200	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%		400	1	1	0
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%		800	2	1	1
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.764%		11,500	31	22	9
China Government International Bond	BRC	1.000%	12/20/2012	0.720%		400	1	(1)	2
China Government International Bond	CBK	1.000%	12/20/2012	0.720%		2,500	8	10	(2)
China Government International Bond	CBK	1.000%	12/20/2016	1.450%		1,000	(21)	(48)	27
China Government International Bond	FBF	1.000%	12/20/2016	1.450%		12,200	(253)	(586)	333
China Government International Bond	GST	1.000%	12/20/2012	0.720%		5,200	17	24	(7)
China Government International Bond	HUS	1.000%	12/20/2012	0.720%		5,200	17	19	(2)
China Government International Bond	JPM	1.000%	12/20/2016	1.450%		8,000	(166)	(387)	221
China Government International Bond	MYC	1.000%	12/20/2016	1.450%		4,500	(94)	(215)	121
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.303%		5,800	(273)	(175)	(98)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.928%		2,700	7	(106)	113
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.928%		4,400	11	(76)	87
Export-Import Bank of China	FBF	1.000%	12/20/2012	1.210%		200	(1)	(3)	2
France Government Bond	GST	0.250%	09/20/2016	2.128%		22,500	(1,840)	(1,325)	(515)
France Government Bond	GST	0.250%	12/20/2016	2.168%		8,000	(699)	(584)	(115)
France Government Bond	MYC	0.250%	06/20/2016	2.082%		2,800	(213)	(123)	(90)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%		500	(5)	(11)	6
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%		200	(2)	(4)	2
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%		1,300	(13)	(26)	13
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.013%		1,300	(12)	(26)	14
Gazprom Via Morgan Stanley, Inc.	GST	1.000%	12/20/2012	2.013%		4,800	(45)	(49)	4
Gazprom Via Morgan Stanley, Inc.	MYC	1.000%	12/20/2012	2.013%		4,800	(45)	(51)	6
Germany Government Bond	CBK	0.250%	06/20/2016	0.918%		2,800	(81)	(46)	(35)
Japan Government International Bond	BPS	1.000%	09/20/2015	1.180%		1,900	(12)	11	(23)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.254%		4,000	(39)	54	(93)
Japan Government International Bond	DUB	1.000%	03/20/2015	1.080%		5,300	(11)	41	(52)
Japan Government International Bond	GST	1.000%	03/20/2016	1.254%		200	(2)	(2)	0
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%		500	(5)	(6)	1
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%		1,000	(9)	(12)	3
Japan Government International Bond	RYL	1.000%	03/20/2016	1.254%		6,700	(67)	94	(161)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	4.898%		200	(5)	(6)	1
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	4.898%		100	(3)	(5)	2
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%		1,000	5	2	3
Mexico Government International Bond	GST	1.000%	12/20/2012	0.528%		400	2	1	1
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%		1,900	10	5	5
Russia Government International Bond	BRC	1.000%	12/20/2012	1.564%		400	(3)	(6)	3
Russia Government International Bond	CBK	1.000%	12/20/2012	1.564%		500	(3)	(7)	4
Russia Government International Bond	DUB	1.000%	12/20/2012	1.564%		100	0	(1)	1
Russia Government International Bond	FBF	1.000%	12/20/2012	1.564%		400	(2)	(4)	2
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%		700	(3)	(8)	5
Russia Government International Bond	JPM	1.000%	12/20/2012	1.564%		1,000	(5)	(11)	6
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%		400	(2)	(4)	2
South Africa Government International Bond	BRC	1.000%	12/20/2012	1.015%		4,600	1	(2)	3
South Africa Government International Bond	CBK	1.000%	12/20/2012	1.015%		1,100	0	1	(1)
South Africa Government International Bond	GST	1.000%	12/20/2012	1.015%		4,500	1	1	0
South Africa Government International Bond	HUS	1.000%	12/20/2012	1.015%		4,600	1	0	1
South Africa Government International Bond	JPM	1.000%	12/20/2012	1.015%		8,000	2	4	(2)
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%		1,600	1	(9)	10
South Korea Government Bond	JPM	1.000%	12/20/2012	0.982%		700	1	(4)	5
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%	JPY	10,000	(7)	(13)	6
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.461%	EUR	5,200	(61)	(53)	(8)
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.214%		4,000	2	(33)	35
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.214%		12,700	6	(122)	128

							$(3,153)	$(3,566)	$413

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$180,270	$1,705	$2	$1,703
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	15,400	146	(15)	161
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017	21,650	205	(465)	670
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	11,525	1,085	720	365
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049	13,770	1,296	684	612
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049	2,200	207	109	98

CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049	1,285	120	79	41
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	10,800	1,085	540	545
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051	10,800	1,084	499	585

						$6,933	$2,153	$4,780

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.830%	01/02/2012	BRC	BRL 195,000	$1,423	$98	$1,325
Pay	1-Year BRL-CDI	10.830%	01/02/2012	JPM	6,400	47	13	34
Pay	1-Year BRL-CDI	10.990%	01/02/2012	BOA	4,700	34	10	24
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM	4,000	28	8	20
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS	150,200	1,483	437	1,046
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS	116,000	239	(35)	274
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC	40,000	647	184	463
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC	65,400	1,064	51	1,013
Pay	1-Year BRL-CDI	11.930%	01/02/2014	HUS	40,400	651	26	625
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA	56,300	1,218	331	887
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	BRC	$23,900	(2,198)	739	(2,937)

						$4,636	$1,862	$2,774

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Depreciation
Pay	CBOT Corn March Futures	$596.590	02/24/2012	DUB	3,825,000	$(1,897)	$0	$(1,897)
Receive	CBOT Soybean March Futures	1,230.000	02/24/2012	DUB	1,530,000	(348)	0	(348)

						$(2,245)	$0	$(2,245)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares	Financing Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Depreciation
Receive(7)	Sberbank of Russia	2,262,975	1-Month USD-LIBOR plus a specified spread	$5,848	12/12/2012	GST	$(260)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(l)	Purchased options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	10,490	$891	$1,196
Call - OTC WTI Crude December Futures	GST	130.000	11/15/2013	1,000	7,000	4,420
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	425	2,975	1,878
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	23	145	94

					$11,011	$7,588

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	2,250	$7,544	$855
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	6,902	27,628	4,624
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	9,180	46,486	9,456
Put - CBOT S&P 500 Index March Futures	1,100.000	03/17/2012	3,100	10,301	4,743

				$91,959	$19,678

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put-OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$180,780	$2,043	$551
Put-OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	449,000	23,977	18,392
Put-OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	487,100	18,160	12,542
Put-OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	34,400	1,191	521

							$45,371	$32,006

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK		$0.942	01/31/2012	AUD	92,860	$858	$170
Put - OTC EUR versus USD	CBK		1.200	01/05/2012	EUR	421,000	1,482	90
Put - OTC EUR versus USD	DUB		1.200	01/05/2012		329,000	1,296	70
Put - OTC EUR versus USD	BRC		1.200	01/05/2012		92,000	287	20
Call - OTC EUR versus USD	BRC		1.397	01/20/2012		42,600	474	40
Put - OTC EUR versus USD	BOA		1.200	02/29/2012		154,600	1,345	953
Put - OTC EUR versus USD	JPM		1.200	03/15/2012		138,450	1,506	1,236
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		166,400	8,239	7,242
Call - OTC GBP versus USD	DUB		1.620	01/20/2012	GBP	10,900	98	14
Put - OTC NZD versus USD	UAG		0.721	01/20/2012	NZD	22,400	201	21
Put - OTC USD versus CAD	CBK	CAD	1.005	01/20/2012		$22,700	157	105
Put - OTC USD versus CHF	DUB	CHF	0.874	01/20/2012		17,000	146	30
Call - OTC USD versus JPY	DUB	JPY	79.490	01/20/2012		17,000	97	22
Call - OTC USD versus NOK	BRC	NOK	6.188	01/20/2012		17,000	195	80
Call - OTC USD versus SEK	UAG	SEK	7.299	01/20/2012		17,000	203	42

							$16,584	$10,135

Options on Exchanged-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$35.000	03/17/2012	4,425	$593	$95

(m)	Written options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	GST	$140.000	11/11/2013	1,000	$7,370	$(4,210)
Call - OTC Brent Crude December Futures	MYC	140.000	11/11/2013	425	3,124	(1,789)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	23	145	(95)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	10,490	891	(2,434)

					$11,530	$(8,528)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price/Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index March Futures	950.000	03/17/2012	1,037	$3,940	$(463)
Put - CBOT S&P 500 Index March Futures	900.000	03/17/2012	3,100	2,781	(930)
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	237	124	(24)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	237	59	(142)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	720	207	(25)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,739	581	(1,472)

				$7,692	$(3,056)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$18,800	$60	$(51)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	18,800	60	(61)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	21,600	22	(4)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	21,600	22	(79)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	67,900	240	(183)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	67,900	240	(219)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012	29,400	23	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	29,400	23	(102)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	134,600	185	(25)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	134,600	185	(495)

Call - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.450%	02/13/2012	13,700	23	0
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	13,700	23	(80)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	12,100	35	(14)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	12,100	35	(65)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	8,000	25	(9)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	8,000	25	(43)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	6,100	44	(47)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	6,100	44	(34)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	17,800	108	(89)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	17,800	108	(89)
Call - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.700%	02/13/2012	4,700	18	(1)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	4,700	18	(23)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	154,300	1,130	(482)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	8,700	130	(158)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	8,700	130	(57)

							$2,956	$(2,410)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC		$1.288	01/20/2012	EUR	42,600	$541	$(544)
Put - OTC GBP versus USD	DUB		1.528	01/20/2012	GBP	10,900	119	(56)
Call - OTC NZD versus USD	UAG		0.789	01/20/2012	NZD	22,400	146	(113)
Call - OTC USD versus CAD	CBK	CAD	1.074	01/20/2012		$22,700	188	(5)
Call - OTC USD versus CHF	DUB	CHF	0.952	01/20/2012		17,000	170	(107)
Put - OTC USD versus JPY	DUB	JPY	75.490	01/20/2012		17,000	93	(29)
Put - OTC USD versus NOK	BRC	NOK	5.640	01/20/2012		17,000	150	0
Put - OTC USD versus SEK	UAG	SEK	6.637	01/20/2012		17,000	166	(25)

							$1,573	$(879)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BPS	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$(20)
Floor - OTC CPURNSA Index	BPS	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	(21)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)10- Inflation Adjustment) or 0	04/07/2020	12,000	106	(48)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)10- Inflation Adjustment) or 0	03/10/2020	14,400	108	(65)

						$338	$(154)

(n)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2042	$1,000	$1,016	$(1,029)
Fannie Mae	5.500%	01/01/2042	1,000	1,081	(1,089)

				$2,097	$(2,118)

(o)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	11,739	02/2012	JPM	$0	$(404)	$(404)
Buy	BRL	42,876	01/2012	BRC	129	0	129
Sell		42,876	01/2012	BRC	0	(635)	(635)
Buy		20,786	01/2012	GST	0	(366)	(366)
Sell		20,786	01/2012	GST	0	(63)	(63)
Buy		278,507	01/2012	HUS	840	0	840
Sell		278,507	01/2012	HUS	0	(4,016)	(4,016)
Buy		327,248	01/2012	MSC	0	(6,714)	(6,714)
Sell		327,248	01/2012	MSC	0	(987)	(987)
Buy		26,652	01/2012	UAG	80	0	80
Sell		26,652	01/2012	UAG	0	(19)	(19)
Sell		20,786	03/2012	GST	378	0	378
Sell		327,248	03/2012	MSC	6,893	0	6,893
Sell	CAD	11,744	01/2012	CBK	0	(172)	(172)
Sell		11,744	01/2012	UAG	0	(172)	(172)
Buy		89,283	02/2012	BRC	0	(715)	(715)
Sell		18,467	02/2012	BRC	0	(75)	(75)
Buy		65,070	02/2012	DUB	91	0	91
Sell		39,130	02/2012	JPM	0	(575)	(575)
Sell		46,997	02/2012	RBC	14	(173)	(159)
Sell		24,579	02/2012	UAG	0	(149)	(149)
Sell	CHF	7,733	01/2012	DUB	265	0	265
Sell		7,733	01/2012	JPM	265	0	265
Buy		37,570	03/2012	BRC	0	(519)	(519)

Buy	CNY	3,078	02/2012	BRC	4	0	4
Sell		157,788	02/2012	JPM	0	(643)	(643)
Buy		71,843	06/2012	BRC	0	(109)	(109)
Sell		120,633	06/2012	BRC	0	(119)	(119)
Buy		207,943	06/2012	HUS	24	0	24
Sell		289,290	06/2012	HUS	0	(245)	(245)
Buy		529,066	06/2012	JPM	20	(271)	(251)
Sell		72,789	06/2012	JPM	0	(40)	(40)
Sell		375,449	06/2012	MSC	0	(356)	(356)
Sell		73,734	06/2012	UAG	0	(68)	(68)
Buy		166,026	10/2012	UAG	0	(80)	(80)
Buy		30,000	08/2013	DUB	0	(119)	(119)
Buy		21,000	08/2013	RYL	0	(69)	(69)
Buy		23,000	08/2013	UAG	0	(84)	(84)
Buy		42,600	09/2015	DUB	0	(469)	(469)
Sell	EUR	49,270	01/2012	BRC	2,526	0	2,526
Sell		37,587	01/2012	CBK	2,929	0	2,929
Buy		28,802	01/2012	DUB	0	(1,556)	(1,556)
Sell		55,738	01/2012	DUB	5,137	0	5,137
Buy		29,486	01/2012	FBL	0	(2,417)	(2,417)
Sell		43,555	01/2012	JPM	2,624	0	2,624
Buy		366	01/2012	RBC	0	(22)	(22)
Sell		21,554	01/2012	UAG	1,802	0	1,802
Sell	GBP	5,450	01/2012	DUB	131	0	131
Sell		5,450	01/2012	JPM	131	0	131
Buy		37,180	03/2012	BRC	0	(650)	(650)
Buy		37,060	03/2012	JPM	0	(605)	(605)
Buy		357	03/2012	UAG	0	(6)	(6)
Sell	HUF	1,131,600	01/2012	CBK	398	0	398
Sell	IDR	479,735,000	01/2012	UAG	1,505	0	1,505
Sell	INR	1,364,729	07/2012	JPM	2,072	0	2,072
Buy	JPY	3,986,375	01/2012	DUB	58	(105)	(47)
Buy		658,462	01/2012	JPM	57	0	57
Sell	KRW	88,552,318	02/2012	CBK	3,130	0	3,130
Sell	MXN	522,885	03/2012	CBK	1,061	0	1,061
Sell	MYR	71,943	04/2012	CBK	674	0	674
Buy	NOK	49,979	01/2012	BRC	0	(149)	(149)
Buy		49,982	01/2012	CBK	0	(148)	(148)
Buy		31,287	01/2012	FBL	0	(182)	(182)
Buy		31,286	01/2012	GST	0	(191)	(191)
Buy		31,287	01/2012	UAG	0	(194)	(194)
Buy	NZD	22,400	01/2012	UAG	467	0	467
Sell	PLN	80,517	02/2012	CBK	2,910	0	2,910
Sell	RUB	1,355,400	03/2012	CBK	4,121	0	4,121
Buy	SEK	58,893	01/2012	BRC	49	0	49
Buy		58,893	01/2012	UAG	48	0	48
Buy		79,601	03/2012	BRC	0	(200)	(200)
Sell	TRY	25,415	01/2012	JPM	188	0	188
Sell	TWD	782,060	01/2012	CBK	1,434	0	1,434
Sell		1,384,320	01/2012	HUS	2,280	0	2,280
Sell	ZAR	237,093	01/2012	HUS	756	0	756

					$45,491	$(24,851)	$20,640

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$3,547	$0	$3,547
Corporate Bonds & Notes
Banking & Finance	0	238,932	0	238,932
Industrials	0	66,661	0	66,661
Utilities	0	10,031	0	10,031
U.S. Government Agencies	0	26,499	0	26,499
U.S. Treasury Obligations	0	69,856	0	69,856
Mortgage-Backed Securities	0	13,550	0	13,550
Asset-Backed Securities	0	2,434	1,426	3,860
Sovereign Issues	0	419,740	0	419,740
Mutual Funds	2,814,359	0	0	2,814,359
Common Stocks
Information Technology	876	0	0	876
Exchange-Traded Funds	1,341,411	0	0	1,341,411
Short-Term Instruments
Certificates of Deposit	0	31,027	0	31,027
Repurchase Agreements	0	136,689	0	136,689
U.S. Treasury Bills	0	176,165	0	176,165
PIMCO Short-Term Floating NAV Portfolio	187	0	0	187
Purchased Options
Commodity Contracts	0	7,588	0	7,588
Equity Contracts	19,773	0	0	19,773
Foreign Exchange Contracts	0	10,135	0	10,135
Interest Rate Contracts	0	32,006	0	32,006

	$4,176,606	$1,244,860	$1,426	$5,422,892
Short Sales, at value	$0	$(2,118)	$0	$(2,118)
Financial Derivative Instruments (7) - Assets
Commodity Contracts	88	0	0	88
Credit Contracts	0	7,700	0	7,700
Equity Contracts	540	0	0	540
Foreign Exchange Contracts	0	45,491	0	45,491
Interest Rate Contracts	8,863	5,711	0	14,574
	$9,491	$58,902	$0	$68,393
Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(10,773)	0	(10,773)
Credit Contracts	0	(1,997)	0	(1,997)
Equity Contracts	(2,665)	(260)	0	(2,925)
Foreign Exchange Contracts	0	(25,730)	0	(25,730)
Interest Rate Contracts	(2,657)	(7,040)	(154)	(9,851)
	$(5,322)	$(45,800)	$(154)	$(51,276)

Totals	$4,180,775	$1,255,844	$1,272	$5,437,891

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Asset-Backed Securities	$1,454	$0	$(18)	$3	$0	$(13)	$0	$0	$1,426	$(13)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(240)	$0	$0	$0	$0	$86	$0	$0	$(154)	$86

Totals	$1,214	$0	$(18)	$3	$0	$73	$0	$0	$1,272	$73

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 2.4%
BNP Paribas S.A.
1.291% due 01/10/2014		$250	$231
HSBC Bank PLC
1.203% due 01/17/2014		250	247
ING Bank NV
1.940% due 06/09/2014		250	239

Total Corporate Bonds & Notes (Cost $731)			717

U.S. TREASURY OBLIGATIONS 43.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		103	107
0.625% due 07/15/2021 (f)		2,692	2,881
1.125% due 01/15/2021		2,070	2,310
2.000% due 04/15/2012		1,116	1,121
2.000% due 07/15/2014		1,201	1,295
2.375% due 01/15/2025 (g)		3,603	4,583
2.500% due 01/15/2029		422	564

Total U.S. Treasury Obligations (Cost $12,668)			12,861

SOVEREIGN ISSUES (b) 1.7%
United Kingdom Gilt
0.125% due 03/22/2029	GBP	301	494

Total Sovereign Issues (Cost $473)			494

	SHARES
MUTUAL FUNDS (c)(d) 14.4%
PIMCO Emerging Markets Currency Fund		432,444	4,286

Total Mutual Funds (Cost $4,363)			4,286

REAL ESTATE INVESTMENT TRUSTS 0.1%
ProLogis, Inc.		1,100	31

Total Real Estate Investment Trusts (Cost $30)			31

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 39.2%
REPURCHASE AGREEMENTS 2.5%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$746	746
(Dated 12/30/2011. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $764. Repurchase proceeds are $746.)

U.S. TREASURY BILLS 11.9%
0.051% due 05/03/2012 - 06/28/2012 (a)(e)(g)		3,561	3,560

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 24.8%
		739,658	7,408

Total Short-Term Instruments (Cost $11,713)			11,714

PURCHASED OPTIONS (i) 0.1%
(Cost $97)			18
Total Investments 101.0% (Cost $30,075)			$30,121
Other Assets and Liabilities (Net) (1.0%)			(298)

Net Assets 100.0%			$29,823

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $471 have been pledged as collateral as of December 31, 2011 for OTC swaps and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $322 at a weighted average interest rate of 0.220%. On December 31, 2011, securities valued at $323 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $47 and cash of $18 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	1	$0
Gold 100 oz. February Futures	Long	02/2012	3	(30)
U.S. Treasury 10-Year Note March Futures	Long	03/2012	10	4

				$(26)

(h)	OTC swap agreements outstanding on December 31, 2011:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	2,252	3-Month U.S. Treasury Bill rate plus a specified spread	$5,570	01/27/2012	BRC	$(1)
Receive (2)	DJUBSGC Index	13,629	0.150%	2,720	01/27/2012	BRC	5
Receive	DWRTFT Index	508	1-Month USD-LIBOR less a specified spread	2,611	08/31/2012	FCT	106

							$110

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.
(2)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(i)	Purchased options outstanding on December 31, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	JPM	$120.000	11/13/2012	2	$10	$9

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index March Futures	700.000	03/16/2012	100	$35	$2
Put - CME E-mini S&P 500 Index March Futures	800.000	03/16/2012	100	52	7

				$87	$9

(j)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	234	02/2012	CBK	$0	$(4)	$(4)
Sell		66	02/2012	UAG	0	(2)	(2)
Buy	EUR	50	01/2012	BRC	0	0	0
Sell		6	01/2012	DUB	0	0	0
Sell		435	01/2012	GST	20	0	20
Sell	GBP	289	03/2012	JPM	5	0	5
Sell	SGD	64	02/2012	BRC	0	0	0
Buy		128	02/2012	HUS	0	(1)	(1)
Sell		64	02/2012	UAG	1	0	1

					$26	$(7)	$19

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$717	$0	$717
U.S. Treasury Obligations	0	12,861	0	12,861
Sovereign Issues	0	494	0	494
Mutual Funds	4,286	0	0	4,286
Real Estate Investment Trusts	31	0	0	31
Short-Term Instruments
Repurchase Agreements	0	746	0	746
U.S. Treasury Bills	0	3,560	0	3,560
PIMCO Short-Term Floating NAV Portfolio	7,408	0	0	7,408
Purchased Options
Commodity Contracts	0	9	0	9
Other Contracts	0	9	0	9
	$11,725	$18,396	$0	$30,121

Financial Derivative Instruments (7) - Assets
Commodity Contracts	0	5	0	5
Equity Contracts	0	106	0	106
Foreign Exchange Contracts	0	26	0	26
Interest Rate Contracts	4	0	0	4
	$4	$137	$0	$141

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(30)	(1)	0	(31)
Foreign Exchange Contracts	0	(7)	0	(7)
	$(30)	$(8)	$0	$(38)

Totals	$11,699	$18,525	$0	$30,224

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 1.5%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,109	$1,086
Citigroup, Inc.
1.848% due 01/13/2014	5,600	5,449
Preferred Term Securities XIII Ltd.
1.109% due 03/24/2034	1,764	970
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,097

		8,602

INDUSTRIALS 2.8%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,687	1,744
Masco Corp.
5.875% due 07/15/2012	5,000	5,075
Northwest Airlines Pass-Through Trust
0.915% due 02/06/2015	1,257	1,191
Times Square Hotel Trust
8.528% due 08/01/2026	6,489	6,944
UAL Pass-Through Trust
6.636% due 01/02/2024	1,601	1,602

		16,556

Total Corporate Bonds & Notes (Cost $25,582)		25,158

MUNICIPAL BONDS & NOTES 0.7%
TEXAS 0.2%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.472% due 04/01/2040	1,311	1,280

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,755	2,717

Total Municipal Bonds & Notes (Cost $4,845)		3,997

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
0.354% due 07/25/2037	6,086	5,848
0.424% due 03/25/2036	150	140
0.534% due 08/25/2031 - 05/25/2032	360	329
0.644% due 11/25/2032	3	3
0.713% due 09/17/2027	6	6
0.744% due 02/25/2033	308	309
0.763% due 06/25/2021 - 10/25/2021	63	64
0.804% due 10/25/2031	16	16
0.813% due 01/25/2020 - 03/25/2022	109	109
0.863% due 12/25/2021	20	20
0.885% due 11/18/2031	13	14
0.944% due 11/25/2031	254	258
1.013% due 04/25/2022	16	17
1.063% due 05/25/2022	32	34
1.163% due 05/25/2018 - 10/25/2020	87	89
1.213% due 08/25/2023	46	47
1.294% due 04/25/2032	28	29
1.313% due 12/25/2023	61	62
1.418% due 03/01/2044 - 10/01/2044	200	202
1.463% due 10/25/2022 - 09/25/2023	40	41
1.490% due 12/25/2021	7	7
1.618% due 11/01/2030 - 10/01/2040	123	125
1.623% due 02/01/2033	469	484
1.750% due 12/25/2023	76	78
1.787% due 09/01/2033	87	90
1.830% due 06/01/2033	52	54
1.897% due 09/01/2033	20	21
1.949% due 07/01/2035	89	94
1.950% due 08/01/2033	126	133
2.045% due 04/01/2036	12	13
2.094% due 01/01/2035	38	39
2.116% due 02/01/2035	65	68
2.129% due 11/01/2035	10	11

2.130% due 03/01/2030	14	14
2.143% due 03/01/2035	70	73
2.200% due 08/01/2033	67	70
2.219% due 11/01/2032	158	165
2.220% due 10/01/2031	34	35
2.228% due 11/01/2034	80	84
2.240% due 02/01/2035	48	50
2.250% due 10/01/2032 - 12/01/2036	144	150
2.255% due 09/01/2030	32	34
2.260% due 08/01/2032	20	22
2.287% due 12/01/2035	53	55
2.295% due 11/01/2034	6	7
2.307% due 05/01/2036	38	40
2.315% due 03/01/2027	52	54
2.318% due 04/01/2018	8	8
2.324% due 12/01/2033	2	2
2.336% due 10/01/2034	23	24
2.353% due 03/01/2033	5	5
2.354% due 05/01/2034	106	111
2.370% due 09/01/2033	27	28
2.374% due 09/01/2033	38	41
2.375% due 03/01/2029 - 09/01/2032	75	76
2.376% due 04/01/2033	38	40
2.381% due 05/25/2035	1,275	1,335
2.400% due 01/01/2033	49	49
2.405% due 07/01/2034	56	56
2.435% due 07/01/2033	41	43
2.465% due 05/01/2033	170	178
2.470% due 07/01/2033	45	48
2.477% due 09/01/2033	79	83
2.494% due 10/01/2033	14	14
2.500% due 09/01/2033	21	21
2.501% due 04/01/2034	13	14
2.502% due 03/01/2032	44	45
2.517% due 03/01/2035	32	34
2.526% due 10/01/2026 - 11/01/2040	143	145
2.590% due 05/01/2031	12	13
2.625% due 09/01/2033	4	5
2.654% due 06/01/2033	45	46
2.675% due 11/01/2024	85	86
2.735% due 08/01/2035	93	99
2.916% due 05/01/2025	5	5
2.963% due 06/01/2033	144	147
3.000% due 09/01/2015 - 01/01/2029	128	134
3.680% due 01/01/2015	11	11
3.742% due 05/01/2036	94	96
4.000% due 11/25/2033 - 01/01/2042	33,317	35,014
4.197% due 01/01/2037	48	51
4.250% due 10/01/2027 - 03/25/2033	14	15
4.420% due 11/01/2019	21	21
4.456% due 03/01/2035	85	89
4.500% due 09/25/2018 - 05/01/2040	23,187	25,207
4.615% due 08/01/2018	27	26
4.790% due 12/01/2017	10	10
4.800% due 02/01/2018	6	6
4.809% due 12/01/2014	4	4
4.865% due 03/01/2019	6	6
4.916% due 12/01/2036	79	82
4.997% due 12/01/2036	73	77
5.000% due 06/25/2023 - 11/25/2032	488	575
5.370% due 08/25/2043	470	486
5.500% due 04/25/2017 - 09/25/2035	2,595	3,115
5.580% due 04/01/2036	101	108
5.850% due 09/16/2028	3	3
6.000% due 03/25/2016	24	25
6.440% due 07/01/2036	723	876
6.476% due 05/25/2037 (a)	7,009	1,138
6.500% due 06/25/2028	66	74
6.510% due 08/01/2036	1,029	1,249
6.770% due 01/18/2029	109	110
7.000% due 02/01/2019 - 07/25/2042	41	46
7.500% due 08/25/2021 - 07/25/2022	90	105
7.875% due 11/01/2018	10	11
8.500% due 05/01/2017 - 04/01/2032	308	341
9.375% due 04/01/2016	84	94
15.288% due 08/25/2021	47	65
Farmer Mac
7.584% due 01/25/2012	152	149
Freddie Mac
0.528% due 10/15/2032	39	39
0.554% due 08/25/2031	150	146
0.628% due 12/15/2029	35	35
0.654% due 10/25/2029	2	2
0.728% due 12/15/2031	16	16
0.763% due 02/15/2024	30	30
0.828% due 08/15/2031	54	54

0.863% due 04/15/2022	10	10
0.963% due 03/15/2020	31	31
1.013% due 06/15/2022	36	36
1.090% due 09/25/2023	716	719
1.105% due 05/15/2023	62	63
1.263% due 02/15/2021	15	15
1.399% due 10/25/2044	7,204	7,052
1.413% due 05/15/2023	20	20
1.418% due 02/25/2045	46	44
1.450% due 10/15/2022	22	23
1.609% due 07/25/2044	1,672	1,705
1.750% due 02/01/2017	4	4
2.095% due 09/01/2035	33	34
2.232% due 10/01/2034	68	72
2.287% due 03/01/2028	9	10
2.296% due 09/01/2028	25	26
2.311% due 08/01/2029	1	1
2.331% due 10/01/2033	9	9
2.353% due 02/01/2035	70	73
2.362% due 11/01/2034	117	123
2.365% due 11/01/2023	7	7
2.366% due 09/01/2033	157	165
2.368% due 02/01/2022	11	11
2.374% due 12/01/2033	162	170
2.375% due 08/01/2032 - 11/01/2034	144	150
2.383% due 01/01/2035	20	21
2.392% due 02/01/2035	40	42
2.401% due 11/01/2027	97	97
2.420% due 02/01/2026	11	11
2.430% due 02/01/2035	72	76
2.434% due 01/01/2035	68	72
2.458% due 04/01/2032	166	167
2.473% due 04/01/2033	7	7
2.477% due 04/01/2034	68	71
2.478% due 03/01/2034	90	95
2.490% due 02/01/2035	132	140
2.534% due 08/01/2023	25	27
2.554% due 03/01/2032	121	128
2.590% due 09/01/2035	62	65
2.593% due 03/01/2030	39	40
2.617% due 07/01/2037	76	81
2.645% due 02/01/2036	61	64
2.656% due 01/01/2032	10	10
2.668% due 08/01/2030	68	69
2.722% due 04/01/2035	181	182
2.725% due 03/01/2033	15	16
4.000% due 10/15/2033	277	297
4.111% due 01/01/2035	43	44
4.500% due 08/15/2017 - 09/15/2018	199	207
5.000% due 08/15/2019 - 02/15/2036	831	925
5.435% due 05/01/2026	34	35
5.500% due 05/15/2036	135	152
5.593% due 04/01/2036	60	64
5.823% due 08/01/2031	179	187
6.500% due 10/15/2013 - 07/25/2043	1,056	1,200
7.000% due 06/15/2029	99	105
7.500% due 02/15/2023 - 01/15/2031	37	42
8.000% due 03/15/2023	58	58
9.250% due 11/15/2019	9	10
9.500% due 04/15/2020	12	14
16.643% due 09/15/2014	5	6
Ginnie Mae
0.685% due 02/20/2029	3	3
1.625% due 09/20/2028 - 09/20/2033	161	165
1.875% due 11/20/2031	16	17
2.000% due 07/20/2030	99	102
2.125% due 10/20/2026 - 10/20/2033	127	130
2.250% due 02/20/2030 - 01/20/2034	173	179
2.375% due 04/20/2017 - 05/20/2032	269	278
3.000% due 04/20/2018 - 04/20/2019	28	29
4.000% due 04/20/2016 - 04/20/2019	22	24

Total U.S. Government Agencies (Cost $94,672)		98,576

U.S. TREASURY OBLIGATIONS 35.0%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)(f)(g)	14,800	20,072
U.S. Treasury Notes
1.250% due 08/31/2015 (d)(g)	37,000	37,991
2.125% due 12/31/2015	42,000	44,563
2.375% due 08/31/2014 (d)	1,600	1,686
3.125% due 10/31/2016 (e)	90,100	99,941

Total U.S. Treasury Obligations (Cost $203,942)		204,253

MORTGAGE-BACKED SECURITIES 34.3%
American Home Mortgage Investment Trust
2.294% due 02/25/2045	302	224
2.801% due 06/25/2045	215	156
Banc of America Funding Corp.
4.190% due 01/26/2037	236	231
5.743% due 01/20/2047	54	35
Banc of America Mortgage Securities, Inc.
2.740% due 10/25/2035	2,894	2,180
2.747% due 05/25/2033	166	157
2.747% due 12/25/2033	405	343
2.748% due 07/25/2033	350	307
2.763% due 11/25/2033	114	105
2.815% due 11/25/2034	295	228
2.866% due 06/25/2034	345	305
2.979% due 02/25/2033	119	96
Bear Stearns Adjustable Rate Mortgage Trust
2.267% due 02/25/2036	573	365
2.400% due 10/25/2035	399	313
2.595% due 08/25/2033	59	56
2.710% due 04/25/2034	254	205
2.776% due 10/25/2034	254	224
2.795% due 04/25/2034	1,911	1,401
2.814% due 05/25/2034	65	50
2.821% due 02/25/2033	20	16
2.827% due 07/25/2034	2	2
2.853% due 02/25/2034	2,511	2,148
2.870% due 05/25/2034	27	24
2.905% due 01/25/2034	214	194
2.958% due 10/25/2034	246	185
3.065% due 05/25/2033	703	438
3.079% due 11/25/2030	25	24
5.131% due 05/25/2047	2,444	1,495
Bear Stearns Alt-A Trust
2.456% due 12/25/2033	1,254	1,105
2.476% due 04/25/2035	238	162
2.517% due 01/25/2036	1,631	792
2.592% due 05/25/2035	583	428
2.663% due 02/25/2036 ^	35	13
2.733% due 08/25/2036 ^	1,389	586
5.719% due 08/25/2036	3,895	2,066
Bear Stearns Commercial Mortgage Securities
0.928% due 03/15/2019	1,949	1,865
Bear Stearns Mortgage Securities, Inc.
3.498% due 06/25/2030	74	70
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036	2,630	1,547
3.618% due 12/26/2046	1,690	1,002
Bella Vista Mortgage Trust
0.535% due 05/20/2045	119	57
CBA Commercial Small Balance Commercial Mortgage
0.574% due 12/25/2036	560	393
CC Mortgage Funding Corp.
0.740% due 01/25/2035	1,225	573
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	852	865
Chase Mortgage Finance Corp.
5.255% due 01/25/2036	339	73
Citicorp Mortgage Securities, Inc.
1.914% due 11/25/2018	24	23
Citigroup Mortgage Loan Trust, Inc.
0.624% due 12/25/2034	665	529
1.094% due 08/25/2035	549	395
2.580% due 10/25/2035	340	280
2.660% due 05/25/2035	137	118
2.700% due 08/25/2035	550	487
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	347	236
Commercial Mortgage Pass-Through Certificates
0.491% due 02/05/2019	360	341
5.479% due 02/05/2019	3,000	2,945
7.843% due 08/15/2033	1,188	1,181
Community Program Loan Trust
4.500% due 10/01/2018	343	345
4.500% due 04/01/2029	500	483
Countrywide Alternative Loan Trust
0.480% due 12/20/2046	6,399	2,943
0.484% due 09/25/2046	1,821	844
0.484% due 11/25/2046	142	77
0.485% due 07/20/2046	3,111	1,082
0.495% due 03/20/2046	1,005	496

0.495% due 07/20/2046	2,710	930
0.544% due 05/25/2035	400	127
0.564% due 02/25/2036	382	187
0.574% due 12/25/2035	511	306
0.584% due 11/25/2035	148	66
0.604% due 10/25/2035	201	105
0.605% due 11/20/2035	1,027	522
0.624% due 10/25/2035	180	85
0.694% due 03/25/2034	30	28
0.794% due 05/25/2035	1,266	838
0.794% due 09/25/2047	87	12
1.064% due 11/25/2035	6,813	3,516
1.168% due 08/25/2046	4,351	2,180
1.208% due 02/25/2036	1,558	936
5.500% due 08/25/2034	70	71
5.500% due 03/25/2036	156	101
5.570% due 08/25/2036	478	465
5.750% due 03/25/2037	1,443	967
6.000% due 10/25/2032	6	6
6.250% due 12/25/2033	398	419
6.250% due 08/25/2037 ^	840	499
6.500% due 11/25/2031	383	397
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 04/25/2035	136	75
0.594% due 03/25/2035	102	58
0.614% due 03/25/2035	5,758	3,031
0.634% due 02/25/2035	264	163
0.684% due 02/25/2035	377	150
0.694% due 08/25/2018	64	62
0.754% due 09/25/2034	558	131
0.834% due 02/25/2035	549	443
1.986% due 06/19/2031	10	9
2.595% due 02/20/2036	783	534
2.610% due 02/20/2036	498	295
2.677% due 07/19/2033	210	178
2.745% due 02/20/2035	11	9
2.784% due 02/19/2034	56	28
2.795% due 08/25/2034	509	365
2.803% due 05/19/2033	40	35
2.837% due 02/19/2034	67	60
2.998% due 04/25/2035	407	67
3.111% due 02/25/2034	336	275
4.500% due 10/25/2018	284	291
5.000% due 11/25/2018	107	110
5.500% due 08/25/2033	635	541
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032	110	83
2.399% due 06/25/2033	755	692
2.431% due 07/25/2033	82	70
2.560% due 10/25/2033	527	443
2.915% due 12/25/2032	100	72
5.500% due 11/25/2035	716	534
5.750% due 04/25/2033	93	97
6.250% due 07/25/2035	1,109	1,077
6.500% due 04/25/2033	41	43
7.000% due 02/25/2033	45	49
Credit Suisse Mortgage Capital Certificates
0.508% due 10/15/2021	7,405	6,932
2.791% due 07/27/2036	744	744
4.770% due 08/27/2037	231	223
5.383% due 02/15/2040	500	507
5.509% due 04/15/2047	2,000	2,203
Credit-Based Asset Servicing & Securitization LLC
5.970% due 10/25/2036	2,600	2,679
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	540
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,166
Downey Savings & Loan Association Mortgage Loan Trust
1.148% due 04/19/2047	1,666	905
Drexel Burnham Lambert CMO Trust
1.045% due 05/01/2016	23	23
First Horizon Alternative Mortgage Securities
2.236% due 11/25/2035	4,036	2,303
2.282% due 03/25/2035	474	289
2.316% due 06/25/2034	4,708	3,963
First Horizon Asset Securities, Inc.
2.630% due 02/25/2035	422	360
First Republic Mortgage Loan Trust
0.628% due 11/15/2031	662	609
0.774% due 06/25/2030	68	64
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	276	278
GMAC Mortgage Corp. Loan Trust
3.307% due 05/25/2035	72	57

Greenpoint Mortgage Funding Trust
0.504% due 04/25/2036	530	242
0.514% due 06/25/2045	486	286
0.524% due 06/25/2045	465	248
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	407	325
Greenwich Capital Acceptance, Inc.
3.090% due 06/25/2024	44	39
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	54
GS Mortgage Securities Corp.
2.364% due 03/06/2020	4,500	4,337
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,695	1,719
8.000% due 09/19/2027	807	838
GSR Mortgage Loan Trust
0.644% due 01/25/2034	52	50
2.722% due 09/25/2035	136	124
2.724% due 09/25/2035	70	59
2.765% due 01/25/2036	1,231	918
6.000% due 03/25/2032	0	0
Harborview Mortgage Loan Trust
0.465% due 07/19/2046	2,066	1,045
0.475% due 02/19/2046	964	527
0.505% due 05/19/2035	588	312
0.525% due 03/19/2036	700	367
0.635% due 01/19/2035	89	47
1.025% due 02/19/2034	55	44
2.108% due 11/19/2034	77	62
2.750% due 12/19/2035	78	49
2.764% due 08/19/2034	499	350
3.126% due 06/19/2045	170	82
HSI Asset Securitization Corp. Trust
3.860% due 07/25/2035	328	239
Impac CMB Trust
1.194% due 10/25/2033	496	403
Impac Secured Assets CMN Owner Trust
0.354% due 03/25/2037 ^	71	70
0.644% due 05/25/2036	283	239
0.724% due 08/25/2036	1,991	1,540
1.234% due 11/25/2034	76	63
Indymac ARM Trust
1.785% due 01/25/2032	19	15
Indymac Index Mortgage Loan Trust
0.484% due 09/25/2046	1,373	713
0.534% due 04/25/2035	406	251
0.534% due 07/25/2035	420	252
0.574% due 03/25/2035	336	202
0.594% due 06/25/2037 ^	288	80
0.614% due 02/25/2035	1,673	988
1.514% due 09/25/2034	314	154
2.592% due 12/25/2034	2,557	1,772
Indymac Loan Trust
0.514% due 10/25/2013 ^	39	14
JPMorgan Alternative Loan Trust
0.794% due 06/27/2037	10,167	7,306
JPMorgan Chase Commercial Mortgage Securities Corp.
0.728% due 07/15/2019	1,000	961
JPMorgan Mortgage Trust
2.670% due 06/25/2035	432	318
4.856% due 04/25/2035	121	109
4.993% due 10/25/2035	500	373
5.075% due 10/25/2035	202	155
JPMorgan Re-REMIC
5.007% due 04/20/2036	610	624
5.242% due 07/27/2037	161	153
5.480% due 01/27/2047	617	619
6.000% due 02/27/2037	1,049	1,064
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	24	27
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	71	70
LB Mortgage Trust
8.493% due 01/20/2017	102	103
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	107
MASTR Adjustable Rate Mortgages Trust
0.624% due 12/25/2034	1,673	1,057
2.371% due 12/25/2033	152	106
2.821% due 01/25/2034	2	2
MASTR Asset Securitization Trust
5.500% due 06/25/2033	589	613
5.500% due 09/25/2033	1,595	1,549
Mellon Residential Funding Corp.
0.758% due 06/15/2030	360	316
0.978% due 11/15/2031	40	38

Merrill Lynch Mortgage Investors, Inc.
2.429% due 08/25/2033	557	137
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	519
MLCC Mortgage Investors, Inc.
0.914% due 08/25/2028	48	43
0.934% due 10/25/2028	601	497
1.034% due 03/25/2028	96	83
1.996% due 10/25/2035	67	56
2.029% due 01/25/2029	115	105
2.057% due 04/25/2035	135	120
Morgan Stanley Capital
0.339% due 10/15/2020	7	7
5.202% due 11/14/2042	1,090	1,203
5.692% due 04/15/2049	500	532
5.731% due 07/12/2044	3,000	3,332
Morgan Stanley Mortgage Loan Trust
0.564% due 09/25/2035	53	46
2.507% due 10/25/2034	230	205
Morgan Stanley Re-REMIC Trust
5.790% due 08/15/2045	2,900	3,265
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,319	1,404
Ocwen Residential MBS Corp.
6.822% due 06/25/2039 ^	39	12
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	72	67
RBSCF Trust
6.068% due 09/17/2039	1,266	1,408
RBSSP Resecuritization Trust
2.560% due 12/26/2036	5,999	5,964
Residential Accredit Loans, Inc.
0.484% due 04/25/2046	2,702	1,398
0.504% due 04/25/2046	177	60
0.694% due 03/25/2033	104	94
0.694% due 10/25/2045	3,924	2,006
3.330% due 09/25/2034	31	28
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	23	24
Residential Asset Securitization Trust
0.644% due 10/25/2018	93	90
0.744% due 02/25/2034	201	180
Residential Funding Mortgage Securities
0.694% due 07/25/2018	78	75
5.500% due 12/25/2034	1,300	1,232
5.656% due 02/25/2036	211	139
6.500% due 03/25/2032	2	2
SACO, Inc.
7.000% due 08/25/2036	21	21
Salomon Brothers Mortgage Securities, Inc.
0.794% due 05/25/2032	95	77
2.726% due 12/25/2030	1,410	1,389
2.736% due 09/25/2033	23	21
8.500% due 05/25/2032	501	496
Sequoia Mortgage Trust
0.515% due 02/20/2035	471	371
0.595% due 11/20/2034	132	110
0.635% due 10/19/2026	165	140
1.020% due 02/20/2034	510	413
1.045% due 10/20/2027	81	70
1.085% due 10/20/2027	142	126
1.118% due 05/20/2034	1,618	1,369
1.645% due 10/20/2027	532	425
1.750% due 08/20/2034	537	488
1.906% due 06/20/2034	150	137
1.956% due 09/20/2032	96	86
Structured Adjustable Rate Mortgage Loan Trust
0.634% due 08/25/2035	1,861	1,364
0.784% due 06/25/2034	1,041	785
1.618% due 01/25/2035	757	428
2.480% due 02/25/2034	456	307
2.482% due 04/25/2034	394	318
2.525% due 03/25/2034	359	329
Structured Asset Mortgage Investments, Inc.
0.574% due 02/25/2036	696	338
0.604% due 12/25/2035	731	360
0.635% due 03/19/2034	700	351
0.885% due 07/19/2034	2,191	1,131
1.125% due 10/19/2033	169	121
4.252% due 05/02/2030	155	121
Structured Asset Securities Corp.
1.818% due 02/25/2032	36	31
2.211% due 10/25/2031	33	31
2.566% due 06/25/2033	1,239	1,142
2.637% due 07/25/2032	15	13
2.640% due 06/25/2033	511	397

2.875% due 06/25/2032	11	4
5.500% due 07/25/2033	21	21
6.913% due 11/25/2032	11	10
7.500% due 10/25/2036	2,675	2,539
Travelers Mortgage Services, Inc.
2.395% due 09/25/2018	51	51
UBS Commercial Mortgage Trust
1.178% due 07/15/2024	2,880	2,723
Wachovia Bank Commercial Mortgage Trust
0.358% due 06/15/2020	62	55
0.368% due 09/15/2021	730	694
0.403% due 09/15/2021	1,000	891
0.916% due 10/15/2041 (a)	73,724	1,460
Wachovia Mortgage Loan Trust LLC
5.238% due 10/20/2035	2,235	1,912
WaMu Mortgage Pass-Through Certificates
0.554% due 11/25/2045	1,108	791
0.564% due 12/25/2045	2,169	1,560
0.584% due 07/25/2045	984	723
0.584% due 10/25/2045	498	360
0.604% due 01/25/2045	1,814	1,356
0.610% due 11/25/2034	445	312
0.614% due 07/25/2045	5,926	4,365
0.620% due 11/25/2034	677	465
0.640% due 10/25/2044	2,007	1,389
0.670% due 06/25/2044	181	121
0.670% due 07/25/2044	146	106
0.750% due 07/25/2044	117	56
1.208% due 02/25/2046	816	540
1.278% due 01/25/2046	2,100	1,568
1.414% due 05/25/2041	285	237
1.608% due 06/25/2042	698	511
1.608% due 08/25/2042	837	670
1.608% due 04/25/2044	592	437
1.630% due 11/25/2041	151	114
1.980% due 12/19/2039	547	358
2.244% due 03/25/2033	546	499
2.468% due 02/27/2034	1,301	1,240
2.477% due 01/25/2033	391	349
2.485% due 08/25/2033	47	30
2.499% due 04/25/2033	333	273
2.500% due 09/25/2035	300	253
2.526% due 11/25/2041	13	10
2.563% due 06/25/2034	373	362
2.581% due 06/25/2033	16	15
2.610% due 02/25/2037	2,988	1,987
5.446% due 02/25/2037	1,476	987
Washington Mutual MSC Mortgage Pass-Through Certificates
0.749% due 01/25/2018	53	50
2.119% due 02/25/2033	34	29
2.324% due 12/25/2032	581	524
2.646% due 11/25/2030	87	77
5.750% due 03/25/2033	802	839
6.000% due 03/25/2033	237	244
Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037	1,774	1,352
2.616% due 12/25/2034	517	469
2.622% due 01/25/2035	140	134
2.641% due 02/25/2033	12	11
2.666% due 03/25/2036	3,342	2,595
2.717% due 05/25/2035	513	372
2.717% due 10/25/2035	4	4
2.730% due 07/25/2036	1,043	736
4.428% due 11/25/2033	412	426
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	5,000	5,147

Total Mortgage-Backed Securities (Cost $230,159)		200,428

ASSET-BACKED SECURITIES 44.5%
Aames Mortgage Investment Trust
1.094% due 10/25/2035	1,276	1,249
ABFS Mortgage Loan Trust
0.794% due 04/25/2034	60	59
6.785% due 07/15/2033	1,869	1,362
Access Group, Inc.
1.718% due 10/27/2025	1,961	1,970
Accredited Mortgage Loan Trust
0.504% due 12/25/2035	24	24
ACE Securities Corp.
1.344% due 12/25/2033	1,046	825
AFC Home Equity Loan Trust
0.564% due 04/25/2028	402	319
0.894% due 06/25/2028	753	572

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	978	964
American Home Mortgage Investment Trust
0.474% due 08/25/2035	26	7
American Residential Eagle Certificate Trust
1.294% due 05/25/2028	318	291
Ameriquest Mortgage Securities, Inc.
0.514% due 12/25/2035	85	80
0.904% due 01/25/2035	793	238
1.644% due 02/25/2033	2,034	1,519
AMMC CDO
0.798% due 08/08/2017	6,216	6,027
Amortizing Residential Collateral Trust
0.574% due 01/25/2032	42	31
0.834% due 06/25/2032	50	41
0.874% due 07/25/2032	20	16
0.994% due 08/25/2032	17	13
Amresco Residential Securities Mortgage Loan Trust
0.789% due 06/25/2028	114	84
0.849% due 06/25/2027	222	203
0.849% due 09/25/2027	407	329
Argent Securities, Inc.
0.784% due 10/25/2035	1,000	313
0.994% due 10/25/2033	2,479	1,902
Asset-Backed Funding Certificates
0.644% due 06/25/2034	5,674	4,050
0.714% due 03/25/2035	4,791	3,726
0.974% due 04/25/2033	1,031	800
1.314% due 03/25/2032	1,188	892
Asset-Backed Securities Corp. Home Equity
0.798% due 06/15/2031	128	122
1.628% due 04/15/2033	115	92
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	145	138
Bayview Financial Asset Trust
0.694% due 12/25/2039	346	252
Bear Stearns Asset-Backed Securities Trust
0.364% due 12/25/2036	367	343
0.374% due 10/25/2036	138	127
0.414% due 05/25/2037	117	108
0.444% due 08/25/2036	3	3
0.744% due 12/25/2033	1,689	1,415
0.784% due 06/25/2036	1,100	671
0.794% due 09/25/2034	293	205
0.884% due 06/25/2043	1,265	1,090
0.954% due 10/25/2032	84	72
0.974% due 09/25/2035	2,315	2,159
1.094% due 10/27/2032	24	20
1.294% due 10/25/2037	5,397	1,237
1.294% due 11/25/2042	409	345
1.494% due 10/25/2032	268	229
1.544% due 08/25/2037	4,445	2,594
1.794% due 11/25/2042	250	207
1.894% due 10/25/2037	1,500	399
3.040% due 10/25/2036	2,709	1,784
3.209% due 07/25/2036	1,887	421
5.500% due 01/25/2034	130	134
5.500% due 06/25/2034	1,543	1,550
5.500% due 12/25/2035	482	383
5.750% due 10/25/2033	1,390	1,408
Bear Stearns Second Lien Trust
1.094% due 12/25/2036	5,000	817
Bear Stearns Structured Products, Inc.
1.294% due 03/25/2037	690	569
Carrington Mortgage Loan Trust
0.774% due 10/25/2035	1,000	504
CDC Mortgage Capital Trust
0.914% due 01/25/2033	45	33
1.344% due 01/25/2033	908	666
Centex Home Equity
0.774% due 06/25/2034	11	8
0.984% due 09/25/2034	257	120
5.160% due 09/25/2034	1,285	1,005
Chase Funding Mortgage Loan Asset-Backed Certificates
0.834% due 04/25/2033	3	3
0.874% due 11/25/2034	3	3
4.515% due 02/25/2014	108	108
4.537% due 09/25/2032	7	5
CIT Group Home Equity Loan Trust
0.944% due 12/25/2031	696	350
CIT Mortgage Loan Trust
1.544% due 10/25/2037	400	299
Citibank Omni Master Trust
3.028% due 08/15/2018	10,800	11,337
Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037	86	38

0.404% due 08/25/2036	311	283
5.550% due 08/25/2035	500	297
5.629% due 08/25/2035	2,777	1,664
Conseco Finance
0.978% due 08/15/2033	161	116
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,633	1,164
Conseco Financial Corp.
6.180% due 04/01/2030	798	817
6.220% due 03/01/2030	2,609	2,833
6.240% due 12/01/2028	147	154
6.530% due 04/01/2030	570	594
6.760% due 03/01/2030	227	248
6.810% due 12/01/2028	2,788	2,977
6.860% due 03/15/2028	15	16
6.860% due 07/15/2029	184	192
6.870% due 04/01/2030	35	37
7.070% due 01/15/2029	32	33
7.140% due 03/15/2028	280	306
7.140% due 01/15/2029	121	128
7.290% due 03/15/2028	126	133
7.360% due 02/15/2029	18	19
7.550% due 01/15/2029	1,184	1,271
7.620% due 06/15/2028	69	76
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037	243	231
0.374% due 03/25/2037	327	325
0.374% due 10/25/2047	142	140
0.474% due 09/25/2036	1,073	845
0.484% due 06/25/2036	775	603
0.524% due 09/25/2034	62	58
0.634% due 05/25/2036	14	10
0.664% due 12/25/2034	50	41
0.664% due 04/25/2036	579	155
0.684% due 11/25/2034	3,488	3,020
0.754% due 05/25/2046	2,636	1,664
0.764% due 11/25/2033	84	76
0.774% due 12/25/2031	135	68
0.854% due 04/25/2034	8	6
0.894% due 11/25/2033	27	20
0.914% due 09/25/2033	218	177
0.944% due 10/25/2034	5,946	2,264
0.944% due 06/25/2035	750	459
0.974% due 06/25/2033	19	14
1.194% due 05/25/2032	350	299
1.294% due 09/25/2032	260	215
5.125% due 12/25/2034	3,873	1,241
5.413% due 01/25/2034	142	88
5.573% due 05/25/2036	500	173
Credit Suisse First Boston Mortgage Securities Corp.
0.654% due 05/25/2044	56	54
0.914% due 01/25/2032	13	10
Credit-Based Asset Servicing & Securitization LLC
0.354% due 04/25/2037	1,156	820
0.724% due 01/25/2036	1,000	15
0.734% due 04/25/2036	175	153
1.194% due 11/25/2033	1,752	1,458
2.394% due 01/25/2031	3	3
5.028% due 08/25/2035	261	256
5.303% due 12/25/2035	306	277
6.280% due 05/25/2035	489	437
Denver Arena Trust
6.940% due 11/15/2019	825	838
EMC Mortgage Loan Trust
0.744% due 12/25/2042	1,657	1,211
1.044% due 08/25/2040	892	643
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	906	836
Equity One ABS, Inc.
0.544% due 07/25/2034	76	47
0.594% due 04/25/2034	1,286	911
0.634% due 07/25/2034	5	3
FBR Securitization Trust
1.054% due 09/25/2035	476	436
First Alliance Mortgage Loan Trust
0.705% due 09/20/2027	14	9
2.500% due 10/25/2024	2	2
8.020% due 03/20/2031	14	13
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 10/25/2036	499	487
0.404% due 12/25/2037	625	321
0.914% due 11/25/2031	155	120
First NLC Trust
0.364% due 08/25/2037	341	109
Fremont Home Loan Trust
0.404% due 02/25/2036	22	22

Galaxy CLO Ltd.
0.658% due 04/25/2019	690	641
Gia Investment Grade CDO Ltd.
0.994% due 04/01/2013	64	62
GMAC Mortgage Corp. Loan Trust
1.044% due 02/25/2031	541	448
Goldman Sachs Asset Management CLO PLC
0.649% due 08/01/2022	2,317	2,128
Greenpoint Manufactured Housing
7.590% due 11/15/2028	9	9
GSAA Trust
0.564% due 06/25/2035	436	319
GSAMP Trust
0.444% due 10/25/2036	6,685	441
0.644% due 01/25/2045	230	203
0.784% due 09/25/2035	2,000	1,119
1.119% due 03/25/2034	2,253	1,710
1.269% due 08/25/2033	46	23
GSRPM Mortgage Loan Trust
0.994% due 01/25/2032	144	141
Home Equity Asset Trust
0.354% due 05/25/2037	543	532
0.384% due 08/25/2037	81	79
0.894% due 11/25/2032	1	1
1.089% due 07/25/2034	726	519
1.214% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.474% due 05/25/2036	472	444
5.300% due 05/25/2036	135	54
5.821% due 04/25/2035	316	217
HSBC Asset Loan Obligation
0.354% due 12/25/2036	27	19
HSBC Home Equity Loan Trust
0.435% due 03/20/2036	2,745	2,538
0.445% due 01/20/2036	124	115
0.465% due 01/20/2036	1,020	920
0.575% due 01/20/2034	295	269
0.815% due 01/20/2034	628	529
HSI Asset Securitization Corp. Trust
0.344% due 12/25/2036	245	238
IMC Home Equity Loan Trust
7.310% due 11/20/2028	68	68
Indymac Home Equity Loan Asset-Backed Trust
2.319% due 07/25/2034	1,000	760
Indymac Residential Asset-Backed Trust
0.454% due 07/25/2037	227	107
0.744% due 08/25/2035	700	519
Irwin Home Equity Corp.
1.644% due 02/25/2029	585	474
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036	32	32
0.354% due 05/25/2037	537	505
0.364% due 01/25/2037	1,937	1,840
0.374% due 08/25/2036	3	1
0.404% due 08/25/2036	2,101	607
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,232	2,242
Lake Country Mortgage Loan Trust
0.824% due 12/25/2032	168	167
Lehman XS Trust
0.444% due 04/25/2037	191	104
Long Beach Mortgage Loan Trust
0.624% due 01/25/2046	47	20
0.764% due 08/25/2035	2,900	2,269
0.854% due 10/25/2034	229	169
0.994% due 03/25/2032	1	1
1.149% due 07/25/2034	700	496
1.719% due 03/25/2032	710	467
Loomis Sayles CBO
0.650% due 10/26/2020	2,955	2,722
Madison Avenue Manufactured Housing Contract
1.744% due 03/25/2032	1,041	1,026
Massachusetts Educational Financing Authority
1.368% due 04/25/2038	2,386	2,382
MASTR Asset-Backed Securities Trust
0.374% due 05/25/2037	1,927	1,730
0.444% due 05/25/2037	500	274
0.794% due 12/25/2034 ^	1,000	669
1.119% due 10/25/2034	1,234	838
MASTR Specialized Loan Trust
1.144% due 05/25/2037	630	24
Merrill Lynch First Franklin Mortgage Loan Trust
1.794% due 10/25/2037	710	400
Merrill Lynch Mortgage Investors, Inc.
0.354% due 10/25/2037	376	89
0.374% due 09/25/2037	125	28

0.384% due 06/25/2037	603	189
Mid-State Trust
6.005% due 08/15/2037	3,315	3,439
8.330% due 04/01/2030	547	551
Morgan Stanley ABS Capital
0.354% due 05/25/2037	460	390
0.394% due 11/25/2036	3,787	2,302
0.444% due 06/25/2036	226	125
0.474% due 01/25/2036	953	840
0.614% due 11/25/2035	7,312	5,752
0.754% due 06/25/2034	318	280
1.224% due 06/25/2034	614	452
1.494% due 06/25/2033	922	716
1.894% due 08/25/2034	782	437
2.294% due 07/25/2037	1,250	61
Morgan Stanley Dean Witter Capital
1.644% due 02/25/2033	251	196
2.769% due 01/25/2032	844	408
Morgan Stanley IXIS Real Estate Capital Trust
0.404% due 11/25/2036	2,896	763
Morgan Stanley Mortgage Loan Trust
0.454% due 11/25/2036	2,174	311
Mountain View Funding CLO
0.663% due 04/15/2019	298	284
MSIM Peconic Bay Ltd.
0.689% due 07/20/2019	500	476
Nationstar Home Equity Loan Trust
0.354% due 06/25/2037	5	5
New Century Home Equity Loan Trust
0.474% due 05/25/2036	680	341
0.554% due 06/25/2035	9	8
0.744% due 06/25/2035	1,000	579
1.935% due 06/20/2031	1,963	1,800
Newcastle Investment Trust
4.500% due 07/10/2035	3,137	3,196
Nomura Asset Acceptance Corp.
0.604% due 01/25/2036	1,953	668
Novastar Home Equity Loan
0.394% due 03/25/2037	71	70
1.074% due 05/25/2033	7	6
Oakwood Mortgage Investors, Inc.
0.653% due 03/15/2018	297	256
Octagon Investment Partners Ltd.
0.812% due 11/28/2018	800	747
Option One Mortgage Loan Trust
0.694% due 02/25/2035	123	101
0.785% due 08/20/2030	8	7
0.814% due 02/25/2035	838	418
0.834% due 06/25/2032	4	3
0.894% due 04/25/2033	36	29
1.089% due 05/25/2034	35	24
Origen Manufactured Housing
0.518% due 05/15/2032	7	7
4.750% due 08/15/2021	877	880
Pacifica CDO Ltd.
0.680% due 01/26/2020	765	716
0.807% due 02/15/2017	5,089	4,959
Park Place Securities, Inc.
0.884% due 02/25/2035	1,243	1,217
0.994% due 10/25/2034	1,000	528
People’s Choice Home Loan Securities Trust
0.724% due 05/25/2035	1,005	862
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019	4,080	4,057
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047	2,613	2,289
6.085% due 01/25/2036	208	114
Prima Capital CDO Ltd.
5.417% due 12/28/2048	1,388	1,347
Renaissance Home Equity Loan Trust
0.794% due 12/25/2033	210	169
1.394% due 09/25/2037	1,012	650
1.494% due 08/25/2032	1,230	806
1.534% due 03/25/2033	29	25
4.934% due 08/25/2035	140	108
Residential Asset Mortgage Products, Inc.
0.414% due 05/25/2037	196	193
0.694% due 06/25/2047	1,500	652
1.074% due 02/25/2033	7	3
1.494% due 09/25/2047	1,200	918
5.654% due 07/25/2034	2,000	1,102
5.707% due 08/25/2034 ^	2,990	1,381
5.942% due 04/25/2034	1,459	1,094
Residential Asset Securities Corp.
0.404% due 04/25/2037	166	165
0.724% due 03/25/2035	5,962	3,523

0.874% due 06/25/2033	140	80
1.089% due 01/25/2035	135	84
5.120% due 12/25/2033	538	442
7.140% due 04/25/2032 ^	403	23
Residential Funding Mortgage Securities, Inc.
0.584% due 12/25/2032	6	5
6.230% due 06/25/2037	5,000	1,915
7.420% due 04/25/2031	46	46
8.850% due 03/25/2025	30	29
SACO, Inc.
0.414% due 05/25/2036	12	12
0.654% due 05/25/2036	2,139	307
0.714% due 03/25/2036	1,429	481
0.814% due 06/25/2036 ^	504	304
1.044% due 07/25/2035	3,114	1,914
Salomon Brothers Mortgage Securities, Inc.
0.774% due 03/25/2028	161	148
Saxon Asset Securities Trust
0.794% due 03/25/2032	490	387
0.814% due 08/25/2032	34	34
0.834% due 03/25/2035	33	23
Securitized Asset-Backed Receivables LLC Trust
0.344% due 10/25/2036 ^	1,610	411
0.624% due 10/25/2035	235	205
SLC Student Loan Trust
1.446% due 06/15/2021	5,400	5,360
4.750% due 06/15/2033	4,775	4,675
SLM Student Loan Trust
1.080% due 03/15/2028	600	561
1.318% due 07/25/2023	14,600	14,415
1.710% due 03/15/2028	800	748
1.746% due 12/15/2033	4,000	3,971
1.751% due 03/15/2028	500	467
1.918% due 04/25/2023	5,894	6,037
1.928% due 12/15/2017	7,237	7,261
2.928% due 12/16/2019	4,900	4,988
4.500% due 11/16/2043	4,274	4,056
Soundview Home Equity Loan Trust
0.484% due 02/25/2036	29	26
0.554% due 12/25/2035	3,181	2,531
0.594% due 11/25/2035	92	85
0.944% due 11/25/2033	281	247
South Carolina Student Loan Corp.
1.527% due 09/03/2024	600	595
Specialty Underwriting & Residential Finance
0.794% due 09/25/2036	1,000	403
1.094% due 10/25/2035	463	241
Structured Asset Investment Loan Trust
0.734% due 04/25/2035	1,000	501
0.774% due 09/25/2035	2,000	546
0.804% due 08/25/2035	1,500	344
1.269% due 09/25/2034	190	120
1.569% due 12/25/2034	292	171
Structured Asset Securities Corp.
0.344% due 02/25/2037	277	268
0.374% due 01/25/2037	271	267
0.384% due 06/25/2037	1,401	1,146
0.644% due 12/25/2034	546	534
0.694% due 05/25/2034	19	16
0.874% due 01/25/2033	1,452	1,226
0.944% due 05/25/2034	84	72
1.757% due 04/25/2035	616	473
1.869% due 01/25/2033	96	60
3.375% due 08/25/2031	286	271
Trapeza CDO LLC
1.312% due 11/16/2034	1,000	361
Truman Capital Mortgage Loan Trust
1.044% due 12/25/2032	300	242
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,087
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	181	187
6.210% due 05/07/2026	870	906
7.905% due 02/07/2026	97	98
8.220% due 10/07/2029	1,017	1,066
Veritas CLO Ltd.
0.897% due 09/05/2016	1,033	1,011
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036	279	190
Wells Fargo Home Equity Trust
0.924% due 04/25/2034	210	130

WMC Mortgage Loan Pass-Through Certificates
1.110% due 03/20/2029	36	34

Total Asset-Backed Securities (Cost $331,635)		259,908

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,595

Total Sovereign Issues (Cost $2,498)		2,595

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 01/03/2012	2,176	2,176

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 01/15/2013 valued at $2,221. Repurchase proceeds are $2,176.)
U.S. TREASURY BILLS 4.0%
0.033% due 03/08/2012 - 12/13/2012 (b)(d)(g)	23,221	23,220

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.8%
	471,615	4,723

Total Short-Term Instruments (Cost $30,118)		30,119

Total Investments 141.3% (Cost $923,451)		$825,034
Other Assets and Liabilities (Net) (41.3%)		(241,236)

Net Assets 100.0%		$583,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $24,133 have been pledged as collateral as of December 31, 2011 for OTC swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $63,766 at a weighted average interest rate of 0.118%. On December 31, 2011, securities valued at $99,941 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $355 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	614	$(231)

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,452 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	$ 27,100	$4,856	$338

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$926	$506	$0	$506
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033	2,500	958	0	958
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	1,000	381	0	381
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030	1,166	264	0	264
LB-UBS Commercial Mortgage Trust 5.460% due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	792	0	792
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	159	70	0	70
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.370%	)	07/25/2032	522	405	52	353
Merrill Lynch Mortgage Trust 5.220% due 11/12/2037	JPM	(1.150%	)	11/12/2037	1,000	789	0	789
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	154	63	0	63
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035	1,178	1,109	0	1,109
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034	480	444	0	444
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	456	0	456
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	160	99	0	99
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	500	172	0	172

						$6,508	$52	$6,456

Credit Default Swaps on Asset-backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$440	$(138)	$(110)	$(28)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	1,000	(427)	(340)	(87)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034	926	(482)	0	(482)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033	2,500	(767)	0	(767)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GST	0.630%	09/25/2034	724	(230)	(225)	(5)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	1,000	(383)	(330)	(53)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	250	(87)	(75)	(12)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	1,000	(354)	(350)	(4)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.810%	06/25/2030	1,166	(244)	0	(244)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034	379	(192)	(121)	(71)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.370%	07/25/2032	522	(406)	(63)	(343)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	395	(305)	0	(305)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034	1,000	(337)	(300)	(37)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034	1,000	(394)	(320)	(74)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	5.000%	09/25/2034	480	(433)	0	(433)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	701	(225)	(196)	(29)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.420%	04/25/2034	71	(41)	(28)	(13)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.300%	11/25/2034	139	(126)	(130)	4

					$(5,571)	$(2,588)	$(2,983)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%	)	09/20/2012	1.484%	$5,000	$30	$0	$30

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	0.850%	12/20/2012	3.074%	$10,000	$(210)	$0	$(210)
MetLife, Inc.	BOA	1.000%	09/20/2015	3.006%	3,000	(206)	(202)	(4)

						$(416)	$(202)	$(214)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.140%	)	12/20/2012	$11,200	$(16)	$0	$(16)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA. 6-2 Index	DUB	0.170%	05/25/2046	$230	$(202)	$(92)	$(110)
ABX.HE.AA. 7-1 Index	FBF	0.150%	08/25/2037	17,974	(16,978)	(15,278)	(1,700)
CDX.HY-8 5-Year Index 35-100%	BOA	0.910%	06/20/2012	2,371	10	0	10
CDX.HY-8 5-Year Index 35-100%	BRC	0.780%	06/20/2012	2,371	9	0	9
CDX.HY-8 5-Year Index 35-100%	BRC	1.460%	06/20/2012	4,742	34	0	34
CDX.HY-8 5-Year Index 35-100%	CBK	0.410%	06/20/2012	1,897	3	0	3
CDX.HY-8 5-Year Index 35-100%	CBK	0.630%	06/20/2012	4,742	13	0	13
CDX.HY-8 5-Year Index 35-100%	CBK	0.830%	06/20/2012	9,484	36	0	36
CDX.HY-9 5-Year Index 35-100%	BOA	1.140%	12/20/2012	9,481	93	0	93
CDX.HY-9 5-Year Index 35-100%	BOA	1.440%	12/20/2012	4,740	61	0	61
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015	8,000	(993)	0	(993)

					$(17,914)	$(15,370)	$(2,544)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$7,632	$970	$8,602
Industrials	0	13,763	2,793	16,556
Municipal Bonds & Notes
Texas	0	1,280	0	1,280
West Virginia	0	2,717	0	2,717
U.S. Government Agencies	0	98,317	259	98,576
U.S. Treasury Obligations	0	204,253	0	204,253
Mortgage-Backed Securities	0	200,325	103	200,428
Asset-Backed Securities	0	255,507	4,401	259,908
Sovereign Issues	0	2,595	0	2,595
Short-Term Instruments
Repurchase Agreements	0	2,176	0	2,176
U.S. Treasury Bills	0	23,220	0	23,220
PIMCO Short-Term Floating NAV Portfolio	4,723	0	0	4,723
	$4,723	$811,785	$8,526	$825,034

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,912	837	6,749
Interest Rate Contracts	0	338	0	338
	$0	$6,250	$837	$7,087

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,020)	0	(6,020)
Interest Rate Contracts	(231)	0	0	(231)
	$(231)	$(6,020)	$0	$(6,251)

Totals	$4,492	$812,015	$9,363	$825,870

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,671	$0	$(376)	$(5)	$(5)	$(229)	$0	$(1,086)	$970	$(247)
Industrials	2,976	0	(173)	(9)	0	(1)	0	0	2,793	(5)
U.S. Government Agencies	404	0	(133)	(2)	(2)	3	0	(11)	259	1
Mortgage-Backed Securities	137	0	(34)	0	(1)	1	0	0	103	(1)
Asset-Backed Securities	23,697	3,123	(7,568)	49	85	58	0	(15,043)	4,401	(132)

	29,885	3,123	(8,284)	33	77	(168)	0	(16,140)	8,526	(384)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$148	$0	$0	$0	$0	$233	$456	$0	$837	$233

Totals	$30,033	$3,123	$(8,284)	$33	$77	$65	$456	$(16,140)	$9,363	$(151)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 31.0%
SOVEREIGN ISSUES 31.0%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2012	BRL	49,200	$25,140
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		173,700	93,075

Total Brazil (Cost $123,452)			118,215

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.852% due 06/27/2015		$271	266

Total Cayman Islands (Cost $271)			266

CHILE 1.0%
CORPORATE BONDS & NOTES 1.0%
Banco Santander Chile
1.659% due 04/20/2012		$3,700	3,701

Total Chile (Cost $3,700)			3,701

COLOMBIA 4.1%
SOVEREIGN ISSUES 4.1%
Colombia Government International Bond
2.252% due 11/16/2015		$3,600	3,618
10.750% due 01/15/2013		11,100	12,182

Total Colombia (Cost $15,862)			15,800

EGYPT 0.2%
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export V Ltd.
3.563% due 12/07/2012		$712	709

Total Egypt (Cost $712)			709

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		$2,000	2,135

Total Germany (Cost $2,141)			2,135

IRELAND 1.3%
CORPORATE BONDS & NOTES 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$4,800	4,909

Total Ireland (Cost $4,882)			4,909

LUXEMBOURG 2.2%
CORPORATE BONDS & NOTES 2.2%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$1,716	1,766
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		6,400	6,560

Total Luxembourg (Cost $8,329)			8,326

MEXICO 0.2%
CORPORATE BONDS & NOTES 0.2%
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	774

Total Mexico (Cost $923)			774

PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
9.125% due 02/21/2012		$7,000	7,066

Total Peru (Cost $7,075)			7,066

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
6.250% due 07/03/2012		$2,800	2,881

Total Poland (Cost $2,863)			2,881

QATAR 1.3%
CORPORATE BONDS & NOTES 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$4,800	4,880

Total Qatar (Cost $4,902)			4,880

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$492	505

Total Russia (Cost $497)			505

SOUTH AFRICA 3.2%
SOVEREIGN ISSUES 3.2%
South Africa Government International Bond
7.375% due 04/25/2012		$11,900	12,124

Total South Africa (Cost $12,123)			12,124

SPAIN 2.6%
CORPORATE BONDS & NOTES 2.6%
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012		$10,000	9,983

Total Spain (Cost $10,000)			9,983

TUNISIA 1.6%
SOVEREIGN ISSUES 1.6%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	500	660
7.375% due 04/25/2012		$5,200	5,304

Total Tunisia (Cost $5,963)			5,964

UNITED STATES 11.6%
ASSET-BACKED SECURITIES 0.5%
ACE Securities Corp.
0.344% due 08/25/2036		$10	9
0.344% due 12/25/2036		2	2
Asset-Backed Funding Certificates
0.644% due 06/25/2034		283	202
Bear Stearns Asset-Backed Securities Trust
1.294% due 10/25/2037		729	404
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		4	4
0.394% due 06/25/2037		362	325

Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037		29	28
0.354% due 07/25/2045		70	48
Countrywide Asset-Backed Certificates
0.374% due 10/25/2047		14	14
0.474% due 09/25/2036		77	60
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		4	2
0.414% due 07/25/2037		270	192
First NLC Trust
0.364% due 08/25/2037		217	70
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036		4	1
GSAMP Trust		12	8
0.364% due 12/25/2036
Home Equity Asset Trust
0.354% due 05/25/2037		9	9
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036		4	1
0.344% due 12/25/2036		6	6
JPMorgan Mortgage Acquisition Corp.
0.354% due 03/25/2047		69	57
0.374% due 08/25/2036		3	1
0.374% due 03/25/2037		22	21
0.404% due 08/25/2036		300	87
Lehman ABS Mortgage Loan Trust
0.384% due 06/25/2037		61	23
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		62	46
MASTR Asset-Backed Securities Trust
0.374% due 05/25/2037		23	21
Merrill Lynch Mortgage Investors, Inc.
0.374% due 09/25/2037		12	3
Morgan Stanley ABS Capital
0.354% due 05/25/2037		31	27
New Century Home Equity Loan Trust
0.474% due 05/25/2036		52	26
Popular ABS Mortgage Pass-Through Trust
0.384% due 06/25/2047		55	48
Securitized Asset-Backed Receivables LLC Trust
0.354% due 12/25/2036 ^		42	9
0.374% due 11/25/2036 ^		20	5
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036		13	9

			1,768

CORPORATE BONDS & NOTES 0.8%
Bear Stearns Cos. LLC
5.300% due 10/30/2015		100	108
6.950% due 08/10/2012		500	519
JPMorgan Chase & Co.
1.654% due 09/26/2013	EUR	300	379
Morgan Stanley
0.691% due 01/09/2014		$2,500	2,263

			3,269

MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust
2.847% due 09/25/2035		218	150
American Home Mortgage Investment Trust
2.301% due 09/25/2045		36	26
Banc of America Funding Corp.
5.743% due 01/20/2047		327	207
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034		111	98
2.881% due 02/25/2036		66	47
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 04/25/2034		94	81
2.853% due 02/25/2034		216	184
5.131% due 05/25/2047		103	63
Bear Stearns Alt-A Trust
0.454% due 02/25/2034		38	28
2.517% due 01/25/2036		544	264
Bear Stearns Structured Products, Inc.
2.553% due 01/26/2036		1,255	738
3.618% due 12/26/2046		724	430
Chase Mortgage Finance Corp.
2.498% due 03/25/2037		42	30
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		159	142
2.527% due 07/25/2046 ^		44	26
2.700% due 08/25/2035		190	86

Countrywide Alternative Loan Trust
4.796% due 02/25/2037	110	64
Countrywide Home Loan Mortgage Pass-Through Trust
5.593% due 09/25/2047	14	9
Credit Suisse First Boston Mortgage Securities Corp.
2.399% due 06/25/2033	344	315
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035	216	167
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	256	205
GSR Mortgage Loan Trust
2.765% due 01/25/2036	47	33
Harborview Mortgage Loan Trust
2.750% due 07/19/2035	476	355
5.249% due 08/19/2036 ^	12	8
Indymac Index Mortgage Loan Trust
2.592% due 12/25/2034	158	109
Luminent Mortgage Trust
0.474% due 12/25/2036	40	19
Merrill Lynch Mortgage Investors, Inc.
0.504% due 02/25/2036	1,217	792
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037	38	24
MLCC Mortgage Investors, Inc.
0.544% due 11/25/2035	465	364
1.270% due 10/25/2035	274	218
Provident Funding Mortgage Loan Trust
2.602% due 08/25/2033	169	166
Residential Funding Mortgage Securities
3.033% due 09/25/2035	257	161
Sequoia Mortgage Trust
2.418% due 01/20/2047	21	14
2.664% due 04/20/2035	221	200
Structured Adjustable Rate Mortgage Loan Trust
2.532% due 07/25/2034	707	612
2.532% due 08/25/2035	154	111
2.533% due 01/25/2035	251	185
Structured Asset Mortgage Investments, Inc.
0.535% due 07/19/2035	1,383	1,089
0.945% due 10/19/2034	456	377
Structured Asset Securities Corp.
2.477% due 06/25/2033	445	393
2.650% due 10/25/2035	19	15
WaMu Mortgage Pass-Through Certificates
2.394% due 12/25/2036	23	15
2.560% due 12/25/2036	76	49
2.562% due 03/25/2034	208	195
2.581% due 06/25/2033	136	130
4.294% due 01/25/2037	37	25
5.002% due 04/25/2037	25	16
5.223% due 05/25/2037	53	37
5.836% due 09/25/2036	32	22
Wells Fargo Mortgage-Backed Securities Trust
2.661% due 12/25/2034	141	133
2.730% due 07/25/2036	53	37

		9,264

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.794% due 06/25/2027	6,455	6,476
0.844% due 06/25/2027	5,949	5,972
1.418% due 07/01/2044	11	11
1.420% due 06/01/2043	39	39
Freddie Mac
0.574% due 09/25/2031	159	151
5.000% due 07/15/2014	4,400	4,891

		17,540

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
0.375% due 08/31/2012 (c)	12,700	12,724

Total United States (Cost $48,945)		44,565

SHORT-TERM INSTRUMENTS 36.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$665	665
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $683. Repurchase proceeds are $665.)

U.S. TREASURY BILLS 1.5%
0.044% due 03/08/2012 - 06/14/2012 (a)(c)	5,915	5,914

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 35.2%
	13,406,650	134,254

Total Short-Term Instruments (Cost $140,824)		140,833

PURCHASED OPTIONS (e) 0.0%
(Cost $55)		114
Total Investments 100.5% (Cost $393,519)		$383,750
Other Assets and Liabilities (Net) (0.5%)		(2,007)

Net Assets 100.0%		$381,743

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $2,838 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	OTC swap agreements outstanding on December 31, 2011:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$43	$0	$43
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CBK		2,550	22	0	22
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BRC		2,550	23	0	23

							$88	$0	$88

(e)	Purchased options outstanding on December 31, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	MSX		$1.520	01/05/2012	EUR	33,000	$4	$0
Call - OTC EUR versus USD	MSX		1.460	01/17/2012		44,000	6	22
Call - OTC EUR versus USD	MSX		1.475	01/19/2012		121,000	16	66
Call - OTC GBP versus USD	MSX		1.710	01/05/2012	GBP	7,000	1	0
Call - OTC GBP versus USD	MSX		1.700	01/19/2012		36,000	6	25
Call - OTC USD versus CAD	MSX	CAD	1.230	01/17/2012		$10,000	1	0
Call - OTC USD versus CAD	MSX		1.250	01/19/2012		112,000	11	1
Call - OTC USD versus CNY	UAG	CNY	6.800	01/19/2012		100,000	10	0

							$55	$114

(f)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,000	02/2012	JPM	$0	$(34)	$(34)
Buy	BRL	92,531	01/2012	HUS	190	(635)	(445)
Sell		92,531	01/2012	HUS	320	(740)	(420)
Buy		35,908	01/2012	JPM	0	(749)	(749)
Sell		35,908	01/2012	JPM	0	(108)	(108)
Buy		274,431	01/2012	UAG	417	(3,072)	(2,655)
Sell		274,431	01/2012	UAG	3,072	(411)	2,661
Sell		3,780	02/2012	HUS	139	0	139
Buy		138,215	03/2012	UAG	0	(3,129)	(3,129)
Sell		138,215	03/2012	UAG	0	(239)	(239)
Buy		138,215	04/2012	UAG	160	0	160
Sell	CAD	63,082	01/2012	BRC	0	(621)	(621)
Sell		51,190	01/2012	CBK	116	0	116
Buy		42,055	01/2012	DUB	655	0	655
Buy		42,055	01/2012	HUS	688	0	688
Sell		51,190	01/2012	HUS	0	(248)	(248)
Buy		42,054	01/2012	RBC	708	0	708
Sell		63,082	01/2012	UAG	0	(583)	(583)
Buy		63,082	02/2012	BRC	618	0	618
Sell		50,000	02/2012	MSC	0	(264)	(264)
Sell		1,010	02/2012	RBC	0	(5)	(5)
Buy		63,082	02/2012	UAG	580	0	580
Buy	CHF	3,557	03/2012	BRC	0	(49)	(49)
Buy	CNY	715,115	02/2012	BRC	1,087	(4)	1,083
Sell		416,381	02/2012	BRC	0	(427)	(427)
Buy		136,400	02/2012	CBK	376	0	376
Buy		54,917	02/2012	DUB	156	0	156
Buy		707,722	02/2012	HUS	716	0	716
Sell		32,482	02/2012	HUS	3	(30)	(27)
Buy		573,253	02/2012	JPM	1,085	0	1,085
Sell		1,738,545	02/2012	UAG	0	(1,336)	(1,336)
Buy		158,425	06/2012	BRC	0	(102)	(102)
Sell		106,275	06/2012	CBK	0	(8)	(8)
Buy		117,060	06/2012	JPM	34	(37)	(3)
Sell		169,210	06/2012	JPM	0	(42)	(42)
Sell		159,713	10/2012	CBK	0	(53)	(53)

Buy		1,738,545	10/2012	UAG	1,639	0	1,639
Buy		107,162	02/2013	CBK	0	(111)	(111)
Sell	EUR	6,948	01/2012	CBK	7	0	7
Sell		19,392	01/2012	DUB	0	(98)	(98)
Sell		12,500	01/2012	JPM	19	0	19
Sell		91,990	02/2012	BRC	5,867	0	5,867
Sell		82,261	02/2012	CBK	2,199	0	2,199
Sell		14,751	02/2012	JPM	785	0	785
Sell		12	02/2012	RBC	0	0	0
Sell		48,913	02/2012	UAG	3,241	0	3,241
Sell	GBP	12,542	03/2012	BRC	146	0	146
Sell		7,044	03/2012	CBK	64	0	64
Sell		4,980	03/2012	JPM	81	0	81
Sell		12,541	03/2012	UAG	193	0	193
Buy	HKD	8,643	02/2012	CBK	3	0	3
Buy		4,600	02/2012	FBL	2	0	2
Buy		2,000	02/2012	UAG	1	0	1
Sell	IDR	65,077,050	01/2012	BRC	47	0	47
Buy		26,946,450	01/2012	CBK	0	(56)	(56)
Sell		58,083,000	01/2012	HUS	93	0	93
Buy		27,840,000	01/2012	JPM	0	(151)	(151)
Buy		68,373,600	01/2012	UAG	0	(215)	(215)
Sell		27,124,550	07/2012	BRC	16	0	16
Buy		27,124,550	07/2012	HUS	0	(128)	(128)
Sell	INR	495,718	07/2012	BRC	501	0	501
Buy		182,160	07/2012	HUS	0	(310)	(310)
Sell		584,903	07/2012	HUS	687	0	687
Buy		898,460	07/2012	JPM	0	(1,364)	(1,364)
Buy	JPY	13,175	01/2012	DUB	0	0	0
Sell		12,329	01/2012	JPM	0	0	0
Sell	KRW	39,484,400	02/2012	BRC	1,118	0	1,118
Buy		259,216	02/2012	HUS	0	(6)	(6)
Sell		3,555,700	02/2012	HUS	49	0	49
Buy		42,780,885	02/2012	UAG	0	(1,263)	(1,263)
Buy	MXN	163,098	03/2012	BRC	0	(68)	(68)
Sell		286,499	03/2012	BRC	386	0	386
Buy		240,610	03/2012	HUS	1	(561)	(560)
Buy		140,980	03/2012	JPM	0	(68)	(68)
Sell		274,320	03/2012	JPM	454	0	454
Sell	MYR	66,914	04/2012	CBK	627	0	627
Sell		1,210	04/2012	JPM	1	0	1
Buy		68,124	04/2012	UAG	0	(1,058)	(1,058)
Buy	PHP	151,688	03/2012	BRC	4	(44)	(40)
Sell		1,268,616	03/2012	BRC	382	(53)	329
Buy		1,527,102	03/2012	CBK	0	(305)	(305)
Sell		1,161,136	03/2012	HUS	223	(107)	116
Buy		1,224,000	03/2012	JPM	0	(211)	(211)
Sell		473,038	03/2012	JPM	111	0	111
Sell	RUB	1,268	03/2012	CBK	4	0	4
Buy		1,268	03/2012	JPM	0	(2)	(2)
Buy	SEK	26,337	03/2012	BRC	0	(66)	(66)
Sell	SGD	8,465	02/2012	CBK	100	0	100
Sell		5	02/2012	DUB	0	0	0
Buy		31,938	02/2012	MSC	200	0	200
Sell		23,474	02/2012	UAG	217	0	217
Sell	TRY	10,857	01/2012	DUB	300	0	300
Buy		11,776	01/2012	JPM	0	(87)	(87)
Sell		951	01/2012	UAG	1	0	1
Buy	TWD	55,106	01/2012	BRC	0	(104)	(104)
Sell		61,922	01/2012	BRC	55	0	55
Buy		40,000	01/2012	GST	0	(73)	(73)
Buy		40,000	01/2012	HUS	0	(73)	(73)
Sell		110,650	01/2012	HUS	45	0	45
Buy		40,000	01/2012	JPM	0	(72)	(72)
Sell		2,534	01/2012	JPM	0	0	0
Sell	ZAR	48,458	01/2012	BRC	19	0	19
Sell		2,006	01/2012	CBK	0	(5)	(5)
Buy		55,364	01/2012	HUS	0	(177)	(177)
Sell		4,900	01/2012	UAG	0	(5)	(5)

					$31,008	$(19,767)	$11,241

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Brazil
Sovereign Issues	$0	$118,215	$0	$118,215
Cayman Islands
Asset-Backed Securities	0	266	0	266
Chile
Corporate Bonds & Notes	0	3,701	0	3,701

Colombia
Sovereign Issues	0	15,800	0	15,800
Egypt
Bank Loan Obligations	0	709	0	709
Germany
Corporate Bonds & Notes	0	2,135	0	2,135
Ireland
Corporate Bonds & Notes	0	4,909	0	4,909
Luxembourg
Corporate Bonds & Notes	0	8,326	0	8,326
Mexico
Corporate Bonds & Notes	0	774	0	774
Peru
Sovereign Issues	0	7,066	0	7,066
Poland
Sovereign Issues	0	2,881	0	2,881
Qatar
Corporate Bonds & Notes	0	4,880	0	4,880
Russia
Corporate Bonds & Notes	0	505	0	505
South Africa
Sovereign Issues	0	12,124	0	12,124
Spain
Corporate Bonds & Notes	0	9,983	0	9,983
Tunisia
Sovereign Issues	0	5,964	0	5,964
United States
Asset-Backed Securities	0	1,768	0	1,768
Corporate Bonds & Notes	0	3,269	0	3,269
Mortgage-Backed Securities	0	9,264	0	9,264
U.S. Government Agencies	0	17,540	0	17,540
U.S. Treasury Obligations	0	12,724	0	12,724
Short-Term Instruments
Repurchase Agreements	0	665	0	665
U.S. Treasury Bills	0	5,914	0	5,914
PIMCO Short-Term Floating NAV Portfolio	134,254	0	0	134,254
Purchased Options
Foreign Exchange Contracts	0	114	0	114
	$134,254	$249,496	$0	$383,750

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	31,008	0	31,008
Interest Rate Contracts	0	88	0	88
	$0	$31,096	$0	$31,096

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(19,767)	$0	$(19,767)

Totals	$134,254	$260,825	$0	$395,079

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 1.6%
CORPORATE BONDS & NOTES 1.6%
Noble Group Ltd.
6.625% due 08/05/2020		$12,250	$10,535
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	607
4.750% due 02/16/2021		500	506
7.875% due 06/10/2019		5,000	6,119

Total Bermuda (Cost $19,745)			17,767

BRAZIL 31.9%
CORPORATE BONDS & NOTES 6.9%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$3,000	3,420
CSN Islands XI Corp.
6.875% due 09/21/2019		7,000	7,431
CSN Resources S.A.
6.500% due 07/21/2020		14,000	14,700
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	5,877
Petrobras International Finance Co.
5.375% due 01/27/2021		360	380
5.750% due 01/20/2020		15,149	16,282
5.875% due 03/01/2018		10,000	10,991
7.875% due 03/15/2019		15,810	18,946
Vale Overseas Ltd.
6.250% due 01/23/2017		260	294

			78,321

SOVEREIGN ISSUES 25.0%
Brazil Government International Bond
5.875% due 01/15/2019		31,400	37,287
7.875% due 03/07/2015		15,800	18,842
8.000% due 01/15/2018		2,404	2,818
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	10,424	5,586
10.000% due 01/01/2014		12,022	6,383
10.000% due 01/01/2017		411,005	211,776

			282,692

Total Brazil (Cost $347,131)			361,013

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,140
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	4,836

Total Cayman Islands (Cost $6,946)			6,976

CHILE 2.2%
CORPORATE BONDS & NOTES 2.2%
Banco Santander Chile
1.659% due 04/20/2012		$7,500	7,503
5.375% due 12/09/2014		1,500	1,552
Codelco, Inc.
3.750% due 11/04/2020		15,500	15,812

Total Chile (Cost $23,707)			24,867

COLOMBIA 0.4%
SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,060

Total Colombia (Cost $4,467)			5,060

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		$8,100	8,647

Total Germany (Cost $8,251)			8,647

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	7,795

Total Hong Kong (Cost $7,877)			7,795

INDIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Bank of India
4.750% due 09/30/2015		$2,825	2,731
State Bank of India
4.500% due 07/27/2015		7,000	6,930

Total India (Cost $10,094)			9,661

INDONESIA 1.3%
CORPORATE BONDS & NOTES 0.8%
Adaro Indonesia PT
7.625% due 10/22/2019		$8,000	8,770

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.625% due 02/17/2037		4,000	4,880
10.375% due 05/04/2014		500	587

			5,467

Total Indonesia (Cost $13,842)			14,237

IRELAND 1.5%
CORPORATE BONDS & NOTES 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	104
6.103% due 06/27/2012		12,300	12,579
RZD Capital Ltd.
5.739% due 04/03/2017		4,300	4,343

Total Ireland (Cost $16,969)			17,026

LUXEMBOURG 3.0%
CORPORATE BONDS & NOTES 3.0%
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		$5,000	5,912
9.250% due 04/23/2019		3,250	3,880
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	301
7.175% due 05/16/2013		2,050	2,140
7.750% due 05/29/2018		9,400	10,058
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,508	2,580
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,600	8,815
6.875% due 05/29/2018		500	514

Total Luxembourg (Cost $34,552)			34,200

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	41

Total Malaysia (Cost $39)			41

MEXICO 12.6%
CORPORATE BONDS & NOTES 6.0%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,335
5.000% due 03/30/2020		5,000	5,547
6.125% due 11/15/2037		5,000	5,969
6.375% due 03/01/2035		5,000	6,122
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		5,000	4,925
Petroleos Mexicanos
5.500% due 01/21/2021		24,100	26,269
8.000% due 05/03/2019		11,480	14,379
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	774

			67,320

SOVEREIGN ISSUES 6.6%
Mexico Government International Bond
5.125% due 01/15/2020		$5,000	5,737
5.625% due 01/15/2017		9,942	11,483
6.050% due 01/11/2040		13,100	16,080
6.750% due 09/27/2034		263	344
7.500% due 06/21/2012	MXN	309,489	22,529
8.300% due 08/15/2031		$7,000	10,500
8.500% due 12/13/2018	MXN	470	39
9.500% due 12/18/2014		1,155	93
10.000% due 12/05/2024		81,000	7,481

			74,286

Total Mexico (Cost $134,038)			141,606

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Waha Aerospace BV
3.925% due 07/28/2020		$7,200	7,409

Total Netherlands (Cost $7,246)			7,409

PANAMA 0.9%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,675

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		100	131
7.250% due 03/15/2015		6,000	6,945

			7,076

Total Panama (Cost $10,364)			10,751

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,547
8.750% due 11/21/2033		$100	153

Total Peru (Cost $1,628)			1,700

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	28
6.250% due 07/03/2012		$4,000	4,115

Total Poland (Cost $4,119)			4,143

QATAR 3.9%
CORPORATE BONDS & NOTES 1.5%
Nakilat, Inc.
6.267% due 12/31/2033		$3,922	4,220
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,000	5,350
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		6,900	7,016

			16,586

SOVEREIGN ISSUES 2.4%
Qatar Government International Bond
4.000% due 01/20/2015		200	210
5.250% due 01/20/2020		20,600	22,712
6.400% due 01/20/2040		1,000	1,180
6.550% due 04/09/2019		2,400	2,844

			26,946

Total Qatar (Cost $41,299)			43,532

RUSSIA 3.5%
CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$579	594

SOVEREIGN ISSUES 3.4%
Russia Government International Bond
7.500% due 03/31/2030		33,258	38,704
12.750% due 06/24/2028		100	171

			38,875

Total Russia (Cost $39,343)			39,469

SINGAPORE 2.2%
CORPORATE BONDS & NOTES 2.2%
Temasek Financial I Ltd.
4.300% due 10/25/2019		$23,150	24,966

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	58

Total Singapore (Cost $24,077)			25,024

SOUTH KOREA 3.7%
CORPORATE BONDS & NOTES 0.7%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	383
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,165
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,807

			8,355

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
4.000% due 01/29/2021		20,200	19,587
5.125% due 06/29/2020		13,250	13,935

			33,522

Total South Korea (Cost $40,713)			41,877

SWITZERLAND 0.2%
CORPORATE BONDS & NOTES 0.2%
UBS AG
1.595% due 02/23/2012		$2,000	2,002

Total Switzerland (Cost $2,000)			2,002

TUNISIA 0.8%
SOVEREIGN ISSUES 0.8%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	1,056
7.375% due 04/25/2012		$7,400	7,548

Total Tunisia (Cost $8,606)			8,604

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,215	4,589

Total United Arab Emirates (Cost $4,529)			4,589

UNITED STATES 5.3%
ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.594% due 03/25/2037		$550	221
Morgan Stanley Mortgage Loan Trust
0.654% due 04/25/2037		496	177

			398

CORPORATE BONDS & NOTES 4.1%
Ally Financial, Inc.
1.750% due 10/30/2012		8,700	8,814
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	535
8.625% due 05/22/2068		400	503
Bank of America N.A.
0.826% due 06/15/2016		$900	728
General Electric Capital Corp.
2.625% due 12/28/2012		8,700	8,911
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	21,200
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,369
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,536
SLM Corp.
5.375% due 05/15/2014		$200	200
Wachovia Corp.
5.750% due 02/01/2018		900	1,024

			46,820

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		68	49
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035		3,596	3,350
Chase Mortgage Finance Corp.
2.498% due 03/25/2037		127	89
Citigroup Mortgage Loan Trust, Inc.
2.527% due 07/25/2046 ^		87	52
2.726% due 03/25/2034		26	22
Countrywide Home Loan Mortgage Pass-Through Trust
5.096% due 10/20/2035		400	273
5.593% due 09/25/2047		57	34
Harborview Mortgage Loan Trust
5.249% due 08/19/2036 ^		48	32
Luminent Mortgage Trust
0.474% due 12/25/2036		80	39
MASTR Adjustable Rate Mortgages Trust
0.534% due 05/25/2037		325	131
Merrill Lynch Alternative Note Asset
0.594% due 03/25/2037		525	171
4.687% due 06/25/2037 ^		441	214
Merrill Lynch Mortgage-Backed Securities Trust
5.261% due 04/25/2037		126	81
Morgan Stanley Capital
5.692% due 04/15/2049		1,000	1,063
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2036		34	25
Sequoia Mortgage Trust
2.418% due 01/20/2047		53	35

WaMu Mortgage Pass-Through Certificates
2.394% due 12/25/2036	58	37
2.560% due 12/25/2036	228	148
4.294% due 01/25/2037	98	67
5.002% due 04/25/2037	63	41
5.223% due 05/25/2037	159	110
5.836% due 09/25/2036	108	73

		6,136

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 - 07/15/2014	2,500	2,772

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.375% due 08/31/2012 (c)	6,100	6,112

Total United States (Cost $61,827)		62,238

VIRGIN ISLANDS (BRITISH) 3.7%
CORPORATE BONDS & NOTES 3.7%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$6,700	6,683
GTL Trade Finance, Inc.
7.250% due 10/20/2017	5,000	5,425
TNK-BP Finance S.A.
6.125% due 03/20/2012	1,100	1,115
6.625% due 03/20/2017	11,710	12,003
7.500% due 03/13/2013	100	104
7.500% due 07/18/2016	2,900	3,067
7.875% due 03/13/2018	12,000	12,945

Total Virgin Islands (British) (Cost $41,290)		41,342

SHORT-TERM INSTRUMENTS 16.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$1,317	1,317

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $1,345. Repurchase proceeds are $1,317.)
U.S. TREASURY BILLS 0.6%
0.025% due 01/05/2012 - 06/28/2012 (a)(c)(e)	7,015	7,014

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 15.4%
	17,349,274	173,736

Total Short-Term Instruments (Cost $182,064)		182,067

Total Investments 99.5% (Cost $1,096,763)		$1,123,643
Other Assets and Liabilities (Net) 0.5%		6,000

Net Assets 100.0%		$1,129,643

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $5,386 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $1,847 at a weighted average interest rate of (0.478%). On December 31, 2011, there were no open reverse repurchase agreements.

(e)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $1,591 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$ 46,000	$(6,339)	$(1,332)

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.568%	$15,000	$(396)	$(770)	$374
Brazil Government International Bond	BRC	1.000%	06/20/2021	1.857%	37,000	(2,556)	(1,788)	(768)
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.857%	20,000	(1,382)	(901)	(481)
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.568%	7,000	(185)	(356)	171
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.866%	20,200	(1,438)	(972)	(466)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.866%	10,000	(712)	(442)	(270)
China Government International Bond	CBK	1.000%	12/20/2016	1.450%	16,000	(332)	(661)	329
China Government International Bond	CBK	1.000%	06/20/2021	1.758%	11,000	(661)	(155)	(506)
China Government International Bond	CBK	1.000%	09/20/2021	1.766%	12,500	(774)	(302)	(472)
China Government International Bond	DUB	1.000%	12/20/2016	1.450%	5,600	(117)	(174)	57
China Government International Bond	DUB	1.000%	09/20/2021	1.766%	38,000	(2,353)	(1,747)	(606)
China Government International Bond	GST	1.000%	12/20/2016	1.450%	19,400	(403)	(415)	12
China Government International Bond	JPM	1.000%	12/20/2016	1.450%	8,000	(167)	(256)	89
China Government International Bond	MYC	1.000%	12/20/2016	1.450%	25,000	(519)	(550)	31
China Government International Bond	RYL	1.000%	12/20/2016	1.450%	4,000	(83)	(130)	47
China Government International Bond	UAG	1.000%	12/20/2016	1.450%	12,500	(260)	(275)	15
Colombia Government International Bond	UAG	1.000%	09/20/2015	1.268%	6,500	(60)	(147)	87
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	3.577%	5,000	(401)	0	(401)
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	3.284%	50,000	(3,441)	(2,678)	(763)
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	3.559%	1,700	(144)	0	(144)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	2.064%	2,600	33	0	33
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.575%	3,225	(57)	(123)	66
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.838%	35,000	(1,156)	(459)	(697)
Indonesia Government International Bond	UAG	1.000%	03/20/2015	1.575%	3,225	(57)	(130)	73
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.492%	20,000	(458)	(512)	54
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.782%	6,000	(380)	(218)	(162)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%	5,000	7	(62)	69
Uruguay Government International Bond	DUB	1.050%	01/20/2012	0.967%	4,000	20	0	20

						$(18,432)	$(14,223)	$(4,209)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,200	$88	$149	$(61)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	32,900	2,408	4,145	(1,737)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	12,700	929	1,581	(652)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	1,300	95	162	(67)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	75,500	5,527	9,488	(3,961)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	7,300	586	953	(367)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	29,800	2,392	3,930	(1,538)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	8,300	666	1,091	(425)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	9,500	763	1,240	(477)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	50,000	4,014	6,200	(2,186)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	50,000	4,014	7,075	(3,061)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	26,200	2,239	3,249	(1,010)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016	19,000	1,624	2,632	(1,008)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	15,600	1,333	2,036	(703)

					$26,678	$43,931	$(17,253)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS	BRL	630,000	$2,602	$386	$2,216
Pay	1-Year BRL-CDI	10.830%	01/02/2012	JPM		65,000	474	0	474
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UAG		58,900	565	0	565
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BOA		11,500	129	16	113
Pay	1-Year BRL-CDI	11.470%	01/02/2012	BRC		50,000	37	0	37
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC		300,000	1,566	1,246	320
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BRC		79,600	1,383	4	1,379
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UAG		120,000	2,178	0	2,178
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UAG		55,000	1,147	0	1,147
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		400,000	249	(358)	607
Pay	1-Year BRL-CDI	10.450%	01/02/2013	MYC		215,000	156	186	(30)
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BOA		300,000	1,313	0	1,313
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BRC		510,000	2,232	1,144	1,088
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		221,700	3,726	227	3,499
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		16,900	284	68	216
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		20,000	323	65	258
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBC		16,900	216	0	216
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		16,900	213	0	213
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		12,000	178	26	152
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		205,000	(622)	(207)	(415)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		297,900	147	997	(850)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		228,600	227	332	(105)
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		308,000	1,043	1	1,042
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		138,000	646	134	512
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		180,000	2,926	406	2,520
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		58,500	1,331	0	1,331
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	JPM		$38,000	(3,495)	514	(4,009)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MYC	MXN	38,000	406	0	406
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CBK		5,700	50	0	50
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BRC		5,700	51	0	51
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CBK		3,000	27	7	20
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		200,000	(113)	(44)	(69)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		475,000	(269)	85	(354)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	GLM		45,000	422	0	422
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	742	0	742
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CBK		52,250	493	0	493
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		225,000	(84)	286	(370)

							$22,899	$5,521	$17,378

(g)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	101,929	01/2012	DUB	$0	$(1,684)	$(1,684)
Sell		101,929	01/2012	DUB	0	(307)	(307)
Buy		313,545	01/2012	HUS	945	0	945
Sell		313,545	01/2012	HUS	311	(4,223)	(3,912)
Buy		1,823	01/2012	JPM	1	0	1
Sell		1,823	01/2012	JPM	0	(5)	(5)
Buy		284	01/2012	MSC	0	(7)	(7)
Sell		284	01/2012	MSC	0	(1)	(1)
Buy		244,084	01/2012	UAG	52	(5,074)	(5,022)
Sell		244,084	01/2012	UAG	43	(693)	(650)
Buy		4,455	02/2012	HUS	0	(164)	(164)
Buy		5,248	02/2012	UAG	0	(5)	(5)
Buy		25,049	03/2012	BRC	67	(9)	58
Sell		101,929	03/2012	DUB	1,709	0	1,709
Sell		1,823	03/2012	JPM	0	(1)	(1)
Sell		88	03/2012	MSC	2	0	2

Sell		223,633	03/2012	UAG	5,063	0	5,063
Buy	CNY	317,585	02/2012	BRC	504	(5)	499
Sell		68,057	02/2012	BRC	3	(96)	(93)
Buy		126,400	02/2012	CBK	349	0	349
Buy		46,955	02/2012	DUB	113	0	113
Buy		280,899	02/2012	HUS	544	(3)	541
Sell		143,509	02/2012	HUS	0	(153)	(153)
Buy		38,568	02/2012	JPM	88	0	88
Buy		12,627	06/2012	CBK	1	0	1
Buy		50,568	06/2012	JPM	47	0	47
Sell		44,713	06/2012	JPM	0	(27)	(27)
Buy		56,806	02/2013	CBK	0	(52)	(52)
Buy		76,758	02/2013	JPM	0	(82)	(82)
Buy		77,694	02/2013	RYL	0	(71)	(71)
Buy	EUR	2,417	02/2012	BRC	0	(138)	(138)
Buy		1,845	02/2012	UAG	0	(103)	(103)
Sell	GBP	466	03/2012	JPM	8	0	8
Buy	HKD	1,266	02/2012	CBK	0	0	0
Sell	IDR	57,216,000	01/2012	BRC	187	0	187
Buy		22,097,000	01/2012	CBK	0	(46)	(46)
Sell		31,730,000	01/2012	HUS	54	0	54
Buy		151,612,825	01/2012	JPM	0	(106)	(106)
Sell		84,763,825	01/2012	UAG	266	0	266
Buy		197,767,800	07/2012	HUS	0	(930)	(930)
Sell		43,014,087	07/2012	HUS	47	0	47
Sell		154,753,713	07/2012	MSC	45	0	45
Sell	INR	525,591	07/2012	BRC	808	0	808
Buy		781,191	07/2012	JPM	0	(1,171)	(1,171)
Sell		255,600	07/2012	UAG	384	0	384
Sell	KRW	20,559,800	02/2012	BRC	493	(236)	257
Sell		36,222,258	02/2012	CBK	1,280	0	1,280
Sell		11,152,500	02/2012	HUS	430	0	430
Sell		251,692	02/2012	JPM	5	0	5
Buy		68,186,250	02/2012	UAG	0	(5,333)	(5,333)
Buy	MXN	519,319	03/2012	BRC	1	(216)	(215)
Sell		122,321	03/2012	BRC	284	0	284
Sell		39,997	03/2012	CBK	150	0	150
Sell		53,169	03/2012	DUB	112	0	112
Sell		57,480	03/2012	GST	104	0	104
Buy		49,563	03/2012	HUS	7	0	7
Sell		291,411	03/2012	HUS	716	0	716
Buy		446,630	03/2012	JPM	0	(215)	(215)
Sell		945,205	03/2012	JPM	3,367	0	3,367
Sell	MYR	66,394	04/2012	CBK	622	0	622
Buy		66,357	04/2012	UAG	0	(1,031)	(1,031)
Sell	PEN	4,176	02/2012	DUB	0	(34)	(34)
Buy	PHP	86,900	03/2012	BRC	0	(51)	(51)
Sell		623,723	03/2012	BRC	14	(90)	(76)
Buy		1,392,475	03/2012	CBK	0	(278)	(278)
Sell		1,613,449	03/2012	HUS	175	(145)	30
Buy		1,118,000	03/2012	JPM	0	(192)	(192)
Sell		230,933	03/2012	JPM	52	(30)	22
Sell		129,270	03/2012	UAG	52	0	52
Buy	PLN	786	02/2012	CBK	0	(28)	(28)
Sell	RUB	664	03/2012	CBK	2	0	2
Buy	SGD	26,879	02/2012	BRC	0	(212)	(212)
Buy		12,000	02/2012	GST	17	0	17
Buy		16,000	02/2012	HUS	22	0	22
Sell		54,996	02/2012	UAG	508	0	508
Sell	TRY	3,944	01/2012	CBK	29	0	29
Sell		6,803	01/2012	DUB	129	0	129
Buy		2,893	01/2012	HUS	0	(59)	(59)
Buy		11,513	01/2012	JPM	0	(85)	(85)
Sell		3,658	01/2012	MSC	72	0	72
Buy	TWD	70,800	01/2012	BRC	0	(134)	(134)
Buy		40,000	01/2012	GST	0	(73)	(73)
Buy		40,000	01/2012	HUS	0	(73)	(73)
Sell		103,950	01/2012	HUS	67	0	67
Buy		44,620	01/2012	JPM	0	(73)	(73)
Sell		91,470	01/2012	JPM	0	(21)	(21)
Buy	ZAR	30,183	01/2012	HUS	0	(97)	(97)
Sell		30,183	01/2012	UAG	129	(3)	126

					$20,480	$(23,865)	$(3,385)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$17,767	$0	$17,767
Brazil
Corporate Bonds & Notes	0	78,321	0	78,321
Sovereign Issues	0	282,692	0	282,692
Cayman Islands
Corporate Bonds & Notes	0	6,976	0	6,976
Chile
Corporate Bonds & Notes	0	24,867	0	24,867
Colombia
Sovereign Issues	0	5,060	0	5,060
Germany
Corporate Bonds & Notes	0	8,647	0	8,647
Hong Kong
Corporate Bonds & Notes	0	7,795	0	7,795
India
Corporate Bonds & Notes	0	9,661	0	9,661
Indonesia
Corporate Bonds & Notes	0	8,770	0	8,770
Sovereign Issues	0	5,467	0	5,467
Ireland
Corporate Bonds & Notes	0	17,026	0	17,026
Luxembourg
Corporate Bonds & Notes	0	34,200	0	34,200
Malaysia
Sovereign Issues	0	41	0	41
Mexico
Corporate Bonds & Notes	0	67,320	0	67,320
Sovereign Issues	0	74,286	0	74,286
Netherlands
Corporate Bonds & Notes	0	7,409	0	7,409
Panama
Corporate Bonds & Notes	0	3,675	0	3,675
Sovereign Issues	0	7,076	0	7,076
Peru
Sovereign Issues	0	1,700	0	1,700
Poland
Sovereign Issues	0	4,143	0	4,143
Qatar
Corporate Bonds & Notes	0	16,586	0	16,586
Sovereign Issues	0	26,946	0	26,946
Russia
Corporate Bonds & Notes	0	594	0	594
Sovereign Issues	0	38,875	0	38,875
Singapore
Corporate Bonds & Notes	0	24,966	0	24,966
Sovereign Issues	0	58	0	58
South Korea
Corporate Bonds & Notes	0	8,355	0	8,355
Sovereign Issues	0	33,522	0	33,522
Switzerland
Corporate Bonds & Notes	0	2,002	0	2,002
Tunisia
Sovereign Issues	0	8,604	0	8,604
United Arab Emirates
Corporate Bonds & Notes	0	4,589	0	4,589
United States
Asset-Backed Securities	0	398	0	398
Corporate Bonds & Notes	0	46,820	0	46,820
Mortgage-Backed Securities	0	6,136	0	6,136
U.S. Government Agencies	0	2,772	0	2,772
U.S. Treasury Obligations	0	6,112	0	6,112
Virgin Islands (British)
Corporate Bonds & Notes	0	41,342	0	41,342
Short-Term Instruments
Repurchase Agreements	0	1,317	0	1,317
U.S. Treasury Bills	0	7,014	0	7,014
PIMCO Short-Term Floating NAV Portfolio	173,736	0	0	173,736
	$173,736	$949,907	$0	$1,123,643

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,527	0	1,527
Foreign Exchange Contracts	0	20,480	0	20,480
Interest Rate Contracts	0	23,580	0	23,580
	$0	$45,587	$0	$45,587

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(22,989)	0	(22,989)
Foreign Exchange Contracts	0	(23,865)	0	(23,865)
Interest Rate Contracts	0	(7,534)	0	(7,534)

	$0	$(54,388)	$0	$(54,388)

Totals	$173,736	$941,106	$0	$1,114,842

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.375% due 10/31/2012	$200	$200

Total U.S. Treasury Obligations (Cost $200)		200

SHORT-TERM INSTRUMENTS 94.7%
REPURCHASE AGREEMENTS 13.0%
JPMorgan Securities, Inc.
0.070% due 01/03/2012	4,600	4,600
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $4,691. Repurchase proceeds are $4,600.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	210	210
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $215. Repurchase proceeds are $210.)

		4,810

U.S. TREASURY BILLS 9.1%
0.046% due 03/15/2012 - 06/28/2012 (a)	3,370	3,369

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 72.6%
	2,690,688	26,945

Total Short-Term Instruments (Cost $35,124)		35,124

PURCHASED OPTIONS (c) 0.8%
(Cost $1,358)		306
Total Investments 96.0% (Cost $36,682)		$35,630
Written Options (d) (2.0%) (Premiums $1,360)		(760)
Other Assets and Liabilities (Net) 6.0%		2,258

Net Assets 100.0%		$37,128

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Purchased options outstanding on December 31, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	BRC		$1.397	01/20/2012	EUR	36,800	$410	$35
Call - OTC GBP versus USD	DUB		1.620	01/20/2012	GBP	9,400	84	12
Put - OTC NZD versus USD	UAG		0.721	01/20/2012	NZD	19,400	174	18
Put - OTC USD versus CAD	CBK	CAD	1.005	01/20/2012		$19,600	136	91
Put - OTC USD versus CHF	DUB	CHF	0.874	01/20/2012		14,700	126	26
Call - OTC USD versus JPY	DUB	JPY	79.490	01/20/2012		14,700	84	19
Call - OTC USD versus NOK	BRC	NOK	6.188	01/20/2012		14,700	168	69
Call - OTC USD versus SEK	UAG	SEK	7.299	01/20/2012		14,700	176	36

							$1,358	$306

(d)	Written options outstanding on December 31, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC		$1.288	01/20/2012	EUR	36,800	$467	$(470)
Put - OTC GBP versus USD	DUB		1.528	01/20/2012	GBP	9,400	103	(48)
Call - OTC NZD versus USD	UAG		0.789	01/20/2012	NZD	19,400	127	(98)
Call - OTC USD versus CAD	CBK	CAD	1.074	01/20/2012		$19,600	162	(5)
Call - OTC USD versus CHF	DUB	CHF	0.952	01/20/2012		14,700	147	(93)
Put - OTC USD versus JPY	DUB	JPY	75.490	01/20/2012		14,700	81	(25)
Put - OTC USD versus NOK	BRC	NOK	5.640	01/20/2012		14,700	130	0
Put - OTC USD versus SEK	UAG	SEK	6.637	01/20/2012		14,700	143	(21)

							$1,360	$(760)

(e)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	10,140	01/2012	CBK	$0	$(149)	$(149)
Sell		10,140	01/2012	UAG	0	(149)	(149)
Sell	CHF	6,687	01/2012	DUB	229	0	229
Sell		6,686	01/2012	JPM	229	0	229
Buy	CNY	67,431	06/2012	BRC	0	(102)	(102)
Sell		11,571	06/2012	HUS	0	(18)	(18)
Sell		56,827	06/2012	JPM	0	(31)	(31)
Sell	EUR	18,400	01/2012	BRC	974	0	974
Sell		18,400	01/2012	JPM	968	0	968
Sell	GBP	4,700	01/2012	DUB	113	0	113
Sell		4,700	01/2012	JPM	113	0	113
Buy	JPY	569,434	01/2012	DUB	50	0	50
Buy		569,376	01/2012	JPM	49	0	49
Buy	NOK	43,217	01/2012	BRC	0	(129)	(129)
Buy		43,220	01/2012	CBK	0	(128)	(128)
Buy	NZD	19,400	01/2012	UAG	405	0	405
Buy	SEK	50,925	01/2012	BRC	42	0	42
Buy		50,925	01/2012	UAG	42	0	42

					$3,214	$(706)	$2,508

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$200	$0	$200
Short-Term Instruments
Repurchase Agreements	0	4,810	0	4,810
U.S. Treasury Bills	0	3,369	0	3,369
PIMCO Short-Term Floating NAV Portfolio	26,945	0	0	26,945
Purchased Options
Foreign Exchange Contracts	0	306	0	306
	$26,945	$8,685	$0	$35,630

Financial Derivative Instruments (7) - Assets

Foreign Exchange Contracts	0	3,214	0	3,214
	$0	$3,214	$0	$3,214
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(1,466)	0	(1,466)

	$0	$(1,466)	$0	$(1,466)

Totals	$26,945	$10,433	$0	$37,378

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 16.3%
Chrysler Group LLC
6.000% due 05/24/2017	$5,721	$5,428
Colfax Corp.
4.500% due 09/12/2018	400	401
Delos Aircraft, Inc.
7.000% due 03/17/2016	3,900	3,925
First Data Corp.
3.044% due 09/24/2014	1,321	1,196
HCA, Inc.
2.546% due 11/17/2013	4,000	3,944
2.796% due 05/02/2016	7,219	6,789
3.829% due 03/31/2017	1,000	951
Health Management Associates, Inc.
4.500% due 11/18/2018	900	897
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	1,990	1,986
iStar Financial, Inc.
5.000% due 06/28/2013	6,411	6,377
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	2,750	2,660
Newsday LLC
10.500% due 08/01/2013	2,500	2,587
NRG Energy, Inc.
4.000% due 07/01/2018	2,985	2,983
Nuveen Investments, Inc.
3.425% - 3.579% due 11/13/2014	1,352	1,293
NXP BV
4.500% due 03/04/2017	4,963	4,733
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	900	899
Pinafore LLC
4.250% due 09/29/2016	2,253	2,250
Quintiles Transnational Corp.
5.000% due 06/08/2018	4,478	4,408
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	5,723	5,700
Sealed Air Corp.
4.750% due 10/03/2018	2,568	2,598
Springleaf Finance Corp.
5.500% due 05/10/2017	23,250	20,293
Vodafone Group PLC
6.250% due 07/24/2016	5,000	5,000
6.875% due 08/17/2015	2,141	2,141
Walter Investment Management Corp.
7.750% due 06/30/2016	1,444	1,446
12.500% due 12/31/2016	1,600	1,619
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,985	1,964

Total Bank Loan Obligations (Cost $96,938)		94,468

CORPORATE BONDS & NOTES 109.8%
BANKING & FINANCE 32.1%
AGFC Capital Trust I
6.000% due 01/15/2067 (h)	22,500	9,450
Ally Financial, Inc.
0.000% due 12/01/2012	1,700	1,602
3.649% due 02/11/2014	4,130	3,924
6.250% due 01/15/2019	761	648
6.500% due 03/15/2016	379	348
6.500% due 11/15/2018	578	493
6.750% due 12/01/2014 (h)	5,000	5,050
7.000% due 07/15/2012	3,000	2,989
7.000% due 11/15/2024	265	219
7.250% due 09/15/2017	2,800	2,564
8.000% due 11/01/2031	950	899
Amsouth Bank
4.850% due 04/01/2013 (h)	5,100	4,985
BAC Capital Trust XI
6.625% due 05/23/2036	150	133
Bank of America Corp.
7.625% due 06/01/2019	175	181
Bank One Capital III
8.750% due 09/01/2030	250	332
BankAmerica Capital II
8.000% due 12/15/2026	300	271

Barclays Bank PLC
14.000% due 11/29/2049	GBP	300	529
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)	EUR	4,888	3,745
Checkout Holding Corp.
0.000% due 11/15/2015		$375	201
CIT Group, Inc.
7.000% due 05/01/2015 (h)		6,295	6,315
7.000% due 05/04/2015		200	201
7.000% due 05/01/2016 (h)		18,591	18,614
7.000% due 05/01/2017		687	688
Columbus International, Inc.
11.500% due 11/20/2014 (h)		7,250	7,703
11.500% due 11/20/2014		2,500	2,656
FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,203
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$875	913
8.700% due 10/01/2014		1,200	1,343
Genworth Financial, Inc.
8.625% due 12/15/2016 (h)		2,000	2,054
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,180
Governor & Co. of the Bank of Ireland
1.058% due 02/15/2012	GBP	2,000	3,021
HBOS Capital Funding LP
6.461% due 11/29/2049		1,350	1,310
HBOS PLC
6.750% due 05/21/2018		$220	177
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		653	343
International Lease Finance Corp.
6.500% due 09/01/2014		1,275	1,310
6.750% due 09/01/2016		1,275	1,313
7.125% due 09/01/2018		1,275	1,326
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	1,000	882
7.375% due 03/12/2020		50	47
7.875% due 11/01/2020		$250	192
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	2,000	1,760
7.625% due 12/09/2019	GBP	538	610
15.000% due 12/21/2019	EUR	1,100	1,509
Lehman Brothers Holdings, Inc.
2.940% due 01/12/2012 ^		$1,700	442
6.625% due 01/18/2012 ^		5,075	1,326
6.750% due 12/28/2017 ^		4,725	5
7.500% due 05/11/2038 ^		775	1
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (h)		8,225	7,731
9.875% due 08/15/2018 (h)		775	711
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (h)		3,350	3,124
PMI Group, Inc.
6.000% due 09/15/2016 ^		3,650	730
Provident Funding Associates LP
10.125% due 02/15/2019		11,775	9,126
10.250% due 04/15/2017 (h)		9,000	8,437
Radian Group, Inc.
5.625% due 02/15/2013		3,000	1,954
Regions Bank
7.500% due 05/15/2018 (h)		4,850	4,850
Regions Financial Corp.
7.375% due 12/10/2037 (h)		5,275	4,484
Santander UK PLC
7.950% due 10/26/2029 (h)		2,000	1,690
SLM Corp.
0.718% due 01/27/2014		500	452
5.125% due 08/27/2012 (h)		1,650	1,659
5.375% due 05/15/2014		1,000	1,001
5.625% due 08/01/2033		3,500	2,614
6.250% due 01/25/2016 (h)		3,150	3,067
8.450% due 06/15/2018		3,000	3,105
Societe Generale S.A.
8.875% due 06/29/2049	GBP	750	734
Springleaf Finance Corp.
4.875% due 07/15/2012 (h)		$7,800	7,507
5.400% due 12/01/2015		2,450	1,795
5.900% due 09/15/2012 (h)		10,300	9,901
6.900% due 12/15/2017		200	145
Stone Street Trust
5.902% due 12/15/2015 (h)		1,000	920
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	1,924
10.500% due 02/15/2019		300	377
Wind Acquisition Finance S.A.
11.750% due 07/15/2017 (h)		$3,600	3,240

			186,285

INDUSTRIALS 63.3%
Aguila S.A.
7.875% due 01/31/2018		875	853
Alere, Inc.
8.625% due 10/01/2018		2,150	2,128
Alliance One International, Inc.
10.000% due 07/15/2016 (h)		9,100	8,235
American Airlines Pass-Through Trust
7.000% due 01/31/2018 ^		1,589	1,415
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		1,400	1,477
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	618
Arch Western Finance LLC
6.750% due 07/01/2013 (h)		5,581	5,623
ARD Finance S.A.
11.125% due 06/01/2018 (a)		424	360
Associated Materials LLC
9.125% due 11/01/2017 (h)		1,100	965
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,999
Aviation Capital Group Corp.
7.125% due 10/15/2020 (h)		9,225	8,938
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (h)		9,004	9,049
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,190
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	456
Berry Plastics Corp.
5.153% due 02/15/2015 (h)		7,175	7,121
9.500% due 05/15/2018		2,300	2,323
9.750% due 01/15/2021 (h)		3,425	3,434
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	83
Biomet, Inc.
10.000% due 10/15/2017		$1,000	1,085
10.375% due 10/15/2017 (a)(h)		2,850	3,099
11.625% due 10/15/2017		1,850	2,016
Cablevision Systems Corp.
8.000% due 04/15/2020		125	135
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 (h)		2,812	1,940
11.250% due 06/01/2017		2,000	2,132
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,316
CCO Holdings LLC
7.875% due 04/30/2018		550	589
CEDC Finance Corp. International, Inc.
8.875% due 12/01/2016	EUR	1,000	932
Cemex S.A.B de C.V.
9.000% due 01/11/2018		$5,425	4,354
Chemtura Corp.
7.875% due 09/01/2018		725	750
Cie Generale de Geophysique - Veritas
9.500% due 05/15/2016		1,125	1,221
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,804
CityCenter Holdings LLC
7.625% due 01/15/2016		500	515
10.750% due 01/15/2017 (a)(h)		1,161	1,141
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,500	1,626
CMA CGM S.A.
8.500% due 04/15/2017		1,500	671
8.875% due 04/15/2019	EUR	2,500	1,375
CommScope, Inc.
8.250% due 01/15/2019		$625	628
Community Health Systems, Inc.
8.875% due 07/15/2015		1,505	1,558
Continental Airlines, Inc.
6.750% due 09/15/2015 (h)		3,350	3,208
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,418
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,469
CPI International, Inc.
8.000% due 02/15/2018		350	293
Delhaize Group S.A.
5.700% due 10/01/2040 (h)		764	786

Delta Air Lines Pass-Through Trust
7.779% due 07/02/2013		17	17
Dex One Corp.
12.000% due 01/29/2017		19	4
Digicel Ltd.
8.250% due 09/01/2017		750	761
DJO Finance LLC
9.750% due 10/15/2017		3,300	2,582
10.875% due 11/15/2014		1,000	938
EH Holding Corp.
6.500% due 06/15/2019		300	314
El Paso Corp.
7.250% due 06/01/2018		300	330
El Paso Natural Gas Co.
8.375% due 06/15/2032		175	223
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		250	277
Eldorado Resorts LLC
8.625% due 06/15/2019		825	740
Energy Partners Ltd.
8.250% due 02/15/2018		3,150	3,024
Energy Transfer Equity LP
7.500% due 10/15/2020		3,500	3,841
Enterprise Products Operating LLC
7.034% due 01/15/2068 (h)		1,160	1,208
8.375% due 08/01/2066 (h)		4,405	4,718
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,259
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,355
Exide Technologies
8.625% due 02/01/2018		750	582
FGI Holding Co., Inc.
11.250% due 10/01/2015 (h)		8,366	8,345
FGI Operating Co., Inc.
10.250% due 08/01/2015		1,966	2,094
First Data Corp.
8.250% due 01/15/2021		278	250
9.875% due 09/24/2015		63	60
12.625% due 01/15/2021		278	243
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	645
FMG Resources Pty. Ltd.
8.250% due 11/01/2019		1,425	1,457
Ford Motor Co.
9.215% due 09/15/2021 (h)		800	948
GeoEye, Inc.
8.625% due 10/01/2016		200	207
9.625% due 10/01/2015		1,400	1,540
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (h)		14,050	13,277
Graham Packaging Co. LP
9.875% due 10/15/2014		1,750	1,787
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	401
Griffon Corp.
7.125% due 04/01/2018		775	771
Grifols, Inc.
8.250% due 02/01/2018		875	923
Hapag-Lloyd AG
9.750% due 10/15/2017 (h)		7,580	5,609
9.750% due 10/15/2017		2,325	1,720
HCA, Inc.
6.250% due 02/15/2013		1,488	1,525
6.500% due 02/15/2020 (h)		3,525	3,666
6.750% due 07/15/2013		1,539	1,597
7.250% due 09/15/2020		650	689
8.500% due 04/15/2019 (h)		4,775	5,252
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	1,887
Immucor, Inc.
11.125% due 08/15/2019		900	936
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	3,500	3,375
8.500% due 02/15/2016 (h)		$7,050	5,640
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016 (h)		6,925	7,254
Interactive Data Corp.
10.250% due 08/01/2018		275	303
Intergen NV
9.000% due 06/30/2017 (h)		4,030	4,262
International Automotive Components Group SL
9.125% due 06/01/2018		2,750	2,475
Jaguar Holding Co. II
9.500% due 12/01/2019		1,775	1,873

Jaguar Land Rover PLC
7.750% due 05/15/2018 (h)		250	239
8.125% due 05/15/2021		250	236
Laredo Petroleum, Inc.
9.500% due 02/15/2019 (h)		5,525	5,884
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,481
Lyondell Chemical Co.
8.000% due 11/01/2017 (h)		13,171	14,455
8.000% due 11/01/2017	EUR	4,888	6,833
McClatchy Co.
11.500% due 02/15/2017 (h)		$11,425	11,111
MGM Resorts International
6.625% due 07/15/2015		1,500	1,433
6.875% due 04/01/2016		300	279
7.500% due 06/01/2016		250	241
10.375% due 05/15/2014		25	29
11.125% due 11/15/2017		500	573
13.000% due 11/15/2013		425	507
Mylan, Inc.
7.625% due 07/15/2017		475	521
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (h)		15,900	11,607
NFR Energy LLC
9.750% due 02/15/2017		2,900	2,624
Novasep Holding SAS
9.625% due 12/15/2016 ^	EUR	15,800	10,122
9.750% due 12/15/2016 ^		$3,800	1,824
Novelis, Inc.
8.375% due 12/15/2017		1,900	2,028
8.750% due 12/15/2020		400	431
Oasis Petroleum, Inc.
6.500% due 11/01/2021		300	299
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018 (h)		4,750	4,702
OI European Group BV
6.875% due 03/31/2017	EUR	300	392
Ono Finance II PLC
10.875% due 07/15/2019		$3,000	2,685
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	628
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	723
Patheon, Inc.
8.625% due 04/15/2017		1,150	920
PHH Corp.
7.125% due 03/01/2013 (h)		10,035	9,709
9.250% due 03/01/2016 (h)		4,925	4,703
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		3,125	2,953
Plains Exploration & Production Co.
6.750% due 02/01/2022		600	632
Ply Gem Industries, Inc.
8.250% due 02/15/2018 (h)		600	526
Quality Distribution LLC
9.875% due 11/01/2018 (h)		4,000	4,140
Quebecor Media, Inc.
7.750% due 03/15/2016		2,125	2,194
Radnet Management, Inc.
10.375% due 04/01/2018		3,000	2,655
Rain CII Carbon LLC
8.000% due 12/01/2018		725	730
Regal Entertainment Group
9.125% due 08/15/2018		800	862
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019 (h)		775	792
7.875% due 08/15/2019		1,200	1,260
8.250% due 02/15/2021		2,375	2,114
9.000% due 04/15/2019		600	573
9.250% due 05/15/2018		1,000	963
Roadhouse Financing, Inc.
10.750% due 10/15/2017 (h)		9,515	9,301
Rockies Express Pipeline LLC
6.875% due 04/15/2040 (h)		2,000	1,842
Roofing Supply Group LLC
8.625% due 12/01/2017		382	392
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	3,592
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		$250	261
Seneca Gaming Corp.
8.250% due 12/01/2018		2,825	2,776
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		250	257
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	201

Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	239
Tenet Healthcare Corp.
8.875% due 07/01/2019		1,700	1,917
Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	477
Thermon Industries, Inc.
9.500% due 05/01/2017		68	74
Tomkins LLC
9.000% due 10/01/2018		720	802
Tutor Perini Corp.
7.625% due 11/01/2018		600	570
UCI International, Inc.
8.625% due 02/15/2019		400	390
Unit Corp.
6.625% due 05/15/2021		400	402
Univision Communications, Inc.
6.875% due 05/15/2019		2,475	2,401
UPC Holding BV
9.875% due 04/15/2018		2,000	2,142
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	750	963
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (h)		$11,450	11,493
6.875% due 12/01/2018		2,400	2,406
Vertellus Specialties, Inc.
9.375% due 10/01/2015		925	712
West Corp.
8.625% due 10/01/2018		325	330
Windstream Corp.
7.750% due 10/15/2020		700	727
WMG Acquisition Corp.
9.500% due 06/15/2016 (h)		3,350	3,651
9.500% due 06/15/2016		600	654
Ziggo Finance BV
6.125% due 11/15/2017	EUR	1,200	1,573

			367,670

UTILITIES 14.4%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (h)		$9,900	9,900
AES Corp.
7.375% due 07/01/2021		950	1,028
8.000% due 06/01/2020		700	774
AES Ironwood LLC
8.857% due 11/30/2025 (h)		4,497	4,564
AES Red Oak LLC
8.540% due 11/30/2019		536	555
9.200% due 11/30/2029		2,100	2,142
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		2,000	2,170
Calpine Corp.
7.500% due 02/15/2021		1,525	1,639
Coffeyville Resources LLC
9.000% due 04/01/2015		5,858	6,239
10.875% due 04/01/2017 (h)		13,825	15,553
Cricket Communications, Inc.
10.000% due 07/15/2015		200	201
Energy Future Holdings Corp.
9.750% due 10/15/2019		500	503
10.000% due 01/15/2020		4,500	4,747
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019 (h)		3,444	3,461
Frontier Communications Corp.
7.450% due 07/01/2035		325	242
9.000% due 08/15/2031		1,800	1,652
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,302
Midwest Generation LLC
8.560% due 01/02/2016		1,017	1,027
NRG Energy, Inc.
7.375% due 01/15/2017		2,000	2,080
NSG Holdings LLC
7.750% due 12/15/2025 (h)		4,450	4,584
Qwest Communications International, Inc.
7.500% due 02/15/2014		950	956
Sprint Capital Corp.
8.750% due 03/15/2032		3,850	3,133
Telesat LLC
11.000% due 11/01/2015		2,800	3,021
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,774	1,871
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	321

Tokyo Electric Power Co., Inc.
2.750% due 02/14/2012	CHF	2,000	2,114
4.500% due 03/24/2014	EUR	500	570
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$1,500	1,419
7.748% due 02/02/2021		1,500	1,290
Virgin Media Finance PLC
9.500% due 08/15/2016 (h)		2,875	3,242
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)		1,093	1,098

			83,398

Total Corporate Bonds & Notes (Cost $683,240)			637,353

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
PMI Group, Inc. 4.500% due 04/15/2020 ^		1,000	208

Total Convertible Bonds & Notes (Cost $291)			208

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		100	119
7.550% due 04/01/2039		100	122
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		415	513
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		1,000	1,034

			1,788

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		100	110
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		100	104

			214

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		300	431

NEW YORK 1.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		3,250	3,597
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051		3,000	3,256

			6,853

PENNSYLVANIA 0.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041		1,500	1,657

TEXAS 0.2%
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041		1,000	1,104

Total Municipal Bonds & Notes (Cost $11,268)			12,047

MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
2.760% due 10/25/2035		256	170
American Home Mortgage Assets
0.524% due 09/25/2046 ^		551	60
1.128% due 11/25/2046		1,060	390
6.250% due 06/25/2037		586	258
Banc of America Alternative Loan Trust
0.694% due 05/25/2035		160	104
Banc of America Funding Corp.
2.866% due 03/20/2036		479	307
Bear Stearns Adjustable Rate Mortgage Trust
2.706% due 10/25/2035		300	280
Bear Stearns Alt-A Trust
2.427% due 01/25/2035		12	9
Citigroup Mortgage Loan Trust, Inc.
4.900% due 11/25/2035		1,439	1,251

Countrywide Alternative Loan Trust
0.474% due 05/25/2047	62	32
0.495% due 03/20/2046	93	46
0.554% due 07/25/2046	500	36
1.208% due 12/25/2035	185	101
5.302% due 10/25/2035 ^	139	80
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 03/25/2035	461	261
6.000% due 05/25/2036	279	223
Credit Suisse Mortgage Capital Certificates
5.713% due 06/15/2039	1,599	1,608
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	804	468
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	303	311
Downey Savings & Loan Association Mortgage Loan Trust
0.535% due 03/19/2045	69	40
First Horizon Alternative Mortgage Securities
2.250% due 09/25/2035	907	544
6.000% due 05/25/2036	236	166
GMAC Mortgage Corp. Loan Trust
2.994% due 04/19/2036	677	465
Granite Mortgages PLC
1.309% due 01/20/2044	6,966	5,922
GSR Mortgage Loan Trust
2.631% due 04/25/2035	8	6
2.714% due 05/25/2035	1,917	1,272
2.739% due 11/25/2035	314	260
Harborview Mortgage Loan Trust
0.475% due 01/19/2038	55	32
0.525% due 03/19/2036	966	506
Indymac Index Mortgage Loan Trust
4.913% due 09/25/2035	183	129
JPMorgan Mortgage Trust
2.779% due 04/25/2035	376	308
5.137% due 07/27/2037	893	708
6.000% due 08/25/2037	337	280
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.398% due 09/15/2021	323	312
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	412	366
RBSCF Trust
6.068% due 09/17/2039	1,100	1,224
Residential Accredit Loans, Inc.
0.454% due 01/25/2037	1,412	755
0.624% due 03/25/2037	699	181
5.500% due 02/25/2036 ^	712	368
Residential Asset Securitization Trust
6.000% due 05/25/2037	257	180
Structured Adjustable Rate Mortgage Loan Trust
0.604% due 07/25/2035	30	16
Structured Asset Mortgage Investments, Inc.
0.514% due 05/25/2036	58	26
WaMu Mortgage Pass-Through Certificates
0.978% due 05/25/2047	707	407
5.434% due 07/25/2037	532	418
5.683% due 10/25/2036	476	347
Wells Fargo Mortgage-Backed Securities Trust
2.690% due 03/25/2035	787	671

Total Mortgage-Backed Securities (Cost $22,792)		21,904

ASSET-BACKED SECURITIES 3.7%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	3,164	3,116
7.001% due 09/20/2022	19,200	17,625
Argent Securities, Inc.
1.344% due 12/25/2033	344	261
Carrington Mortgage Loan Trust
0.444% due 08/25/2036	100	31
Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037	1,267	456
GSAMP Trust
0.444% due 08/25/2036	100	33
Mid-State Trust
7.791% due 03/15/2038	25	24
Morgan Stanley ABS Capital
0.434% due 05/25/2037	200	58
Option One Mortgage Loan Trust
1.269% due 08/25/2033	153	87

Residential Asset Securities Corp.
0.444% due 08/25/2036	100	50

Total Asset-Backed Securities (Cost $22,236)		21,741

	SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (b)	126,000	209

ENERGY 0.2%
Lone Pine Resources, Inc. (b)	114,862	805
SemGroup Corp. ‘A’ (b)	1	0

		805

FINANCIALS 1.2%
CIT Group, Inc. (b)	110,481	3,852
Hipotecaria Su Casita S.A. de C.V.	78,886	34
Lloyds Banking Group PLC (b)	2,763,300	1,112
PMI Group, Inc. (b)	658,337	18
Regions Financial Corp.	445,733	1,917

		6,933

INDUSTRIALS 0.0%
Novasep, Inc.	586,278	8

INFORMATION TECHNOLOGY 0.4%
Advanced Micro Devices, Inc. (b)	409,800	2,213
Zynga, Inc. ‘A’ (b)	10,192	96

		2,309

TELECOMMUNICATION SERVICES 0.1%
Level 3 Communications, Inc. (b)	47,176	801

Total Common Stocks (Cost $20,402)		11,065

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 12/31/2049	22,000	1,126

Total Convertible Preferred Securities (Cost $1,100)		1,126

PREFERRED SECURITIES 4.2%
BANKING & FINANCE 4.2%
DDR Corp.
7.500% due 12/31/2049	20,000	490
Farm Credit Bank
10.000% due 12/31/2049	12,000	14,048
FelCor Lodging Trust, Inc.
8.000% due 12/31/2049	20,000	450
First Industrial Realty Trust, Inc.
6.910% due 12/31/2049	5,000	4,514
GMAC Capital Trust I
8.125% due 02/15/2040	160,000	3,094
Kilroy Realty Corp.
7.500% due 12/31/2049	70,000	1,749

Total Preferred Securities (Cost $22,356)		24,345

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.060% due 01/03/2012	$2,000	2,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $2,072. Repurchase proceeds are $2,000.)

U.S. TREASURY BILLS 2.6%
0.032% due 01/12/2012 - 12/13/2012 (c)(e)(f)(h)(i)(j)	15,094	15,094

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.4%
	4,270,687	42,767

Total Short-Term Instruments (Cost $59,859)		59,861

PURCHASED OPTIONS (l) 0.0%
(Cost $4)		8
Total Investments 152.3% (Cost $940,486)		$884,126
Written Options (m) (0.0%) (Premiums $0)		(155)
Other Assets and Liabilities (Net) (52.3%)		(303,370)

Net Assets 100.0%		$580,601

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $1,700 have been pledged as collateral for equity options as of December 31, 2011.

(f)	Securities with an aggregate market value of $3,043 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Cash of $2,984 has been pledged as collateral for securities sold short as of December 31, 2011.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $295,154 at a weighted average interest rate of 0.480%. On December 31, 2011, securities valued at $362,125 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $1,267 and cash of $473 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2013	136	$136
E-mini S&P 500 Index March Futures	Short	03/2012	270	(319)
U.S. Treasury 10-Year Note March Futures	Long	03/2012	308	319

				$136

(j)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $5,455 and cash of $11,984 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	(5.000%	)	06/20/2016	$36,260	$1,560	$19
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	166,600	11,353	(1,559)
CDX.IG-14 5-Year Index	(1.000%	)	06/20/2015	21,000	34	24
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	30,000	124	(84)

					$13,071	$(1,600)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$18,200	$(2,508)	$(448)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	20,000	(2,300)	(844)

					$(4,808)	$(1,292)

(k)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%)	12/20/2016	0.611%	$3,000	$(58)	$(45)	$(13)
Berkshire Hathaway Finance Corp.	CBK	(1.000%)	09/20/2016	1.724%	2,500	79	23	56
Gannett Co., Inc.	DUB	(5.000%)	06/20/2016	3.347%	15,000	(1,034)	(1,288)	254
JPMorgan Chase & Co.	BOA	(1.000%)	12/20/2016	1.397%	3,000	55	62	(7)
JPMorgan Chase & Co.	BRC	(1.000%)	12/20/2016	1.397%	3,000	55	87	(32)
JPMorgan Chase & Co.	MYC	(1.000%)	09/20/2016	1.363%	8,000	127	110	17
Knight Ridder, Inc.	DUB	(5.000%)	12/20/2013	9.111%	3,000	216	360	(144)
Knight Ridder, Inc.	GST	(5.000%)	12/20/2013	9.111%	4,000	288	440	(152)
Radian Group, Inc.	CBK	(5.000%)	12/20/2016	28.778%	3,000	1,461	1,620	(159)
Wells Fargo & Co.	BRC	(1.000%)	12/20/2016	1.419%	3,000	58	83	(25)
Wells Fargo & Co.	MYC	(1.000%)	09/20/2016	1.398%	15,000	261	109	152

						$1,508	$1,561	$(53)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	5.450%		$3,000	$(43)	$101	$(144)
Assured Guaranty Corp.	GST	5.000%	09/20/2012	6.676%		4,000	(39)	(60)	21
Assured Guaranty Corp.	GST	5.000%	03/20/2013	9.199%		15,500	(712)	(388)	(324)
Assured Guaranty Corp.	MYC	5.000%	09/20/2012	6.676%		4,000	(39)	(30)	(9)
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.970%		1,000	(70)	(42)	(28)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.992%		1,500	(113)	(60)	(53)
El Paso Corp.	GST	5.000%	09/20/2014	1.958%		1,600	131	(152)	283
First Industrial LP	MYC	5.000%	03/20/2016	3.748%		1,500	74	51	23
First Industrial LP	UAG	5.000%	03/20/2016	3.748%		1,500	74	64	10
Ford Motor Credit Co. LLC	DUB	5.000%	09/20/2021	3.528%		3,000	302	229	73
General Electric Capital Corp.	CBK	4.100%	12/20/2013	1.936%		1,350	59	0	59
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	6.689%		300	(12)	(30)	18
ING Security Life	DUB	2.800%	01/15/2012	4.075%		13,165	17	0	17
MBIA, Inc.	CBK	5.000%	03/20/2012	18.052%		1,000	(27)	(53)	26
MBIA, Inc.	DUB	5.000%	03/20/2012	18.052%		4,000	(106)	(660)	554
MBIA, Inc.	GST	5.000%	03/20/2012	18.052%		9,000	(238)	(1,140)	902
MBIA, Inc.	UAG	5.000%	03/20/2012	18.052%		5,000	(132)	(500)	368
Radian Group, Inc.	CBK	5.000%	06/20/2012	34.650%		5,000	(628)	(69)	(559)
Radian Group, Inc.	UAG	5.000%	12/20/2012	38.550%		3,000	(783)	(1,020)	237
Rallye S.A.	DUB	5.000%	12/20/2012	3.650%	EUR	3,000	58	236	(178)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	9.370%		$5,800	(2,130)	(1,049)	(1,081)
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2012	9.001%	JPY	235,000	(52)	(274)	222
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	9.002%		1,650,000	(785)	(2,168)	1,383
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	9.004%		15,000	(11)	(21)	10
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	10.052%		107,700	(115)	(226)	111
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	10.753%		48,000	(80)	(70)	(10)
Tokyo Electric Power Co., Inc.	GST	1.000%	06/20/2012	9.002%		100,000	(48)	(123)	75
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%		138,000	(66)	(154)	88
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%		$8,500	(199)	(344)	145

							$(5,713)	$(7,952)	$2,239

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	BPS	(5.000%	)	12/20/2016		$19,845	$1,354	$2,952	$(1,598)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	907	976	(69)

							$2,261	$3,928	$(1,667)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity (7)	Reference Entity	# of Shares	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Governor & Co. of the Bank of Ireland	5,696,202	1-Month USD-LIBOR plus a specified spread	EUR 467	09/15/2012	MYI	$(94)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(l)	Purchased options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$96.000	02/24/2012	308	$3	$5

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC EUR versus USD	MSX	$1.530	01/04/2012	EUR 6,000	$1	$0
Call - OTC EUR versus USD	MSX	1.475	01/19/2012	5,000	0	3

					$1	$3

(m)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$6,600	$0	$(14)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	6,600	0	(11)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	6,600	0	(14)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	6,600	0	(11)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	13,200	0	(58)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	13,200	0	(47)

							$0	$(155)

(n)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,106	$1,098	0.19%

(o)	Short sales outstanding on December 31, 2011:

Description	Shares	Proceeds	Market Value
Kraft Foods, Inc.	89,600	$3,011	$(3,347)

(p)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	9,768	02/2012	WST	$0	$(342)	$(342)
Buy	CAD	990	02/2012	CBK	19	0	19
Sell		3,705	02/2012	DUB	0	(5)	(5)
Sell		990	02/2012	MSC	0	(11)	(11)
Sell	CHF	1,929	03/2012	BRC	27	0	27
Sell	EUR	658	01/2012	FBL	41	0	41
Buy		329	01/2012	GST	0	(6)	(6)
Buy		6,721	02/2012	BRC	0	(397)	(397)
Sell		48,014	02/2012	BRC	3,216	0	3,216
Buy		10,988	02/2012	CBK	0	(755)	(755)
Sell		329	02/2012	GST	6	0	6
Sell		42,714	02/2012	UAG	2,830	0	2,830
Sell	GBP	1,338	01/2012	BRC	20	0	20
Sell		5,362	01/2012	GST	62	0	62
Buy		6,700	01/2012	RBC	0	(87)	(87)
Sell		6,700	02/2012	RBC	87	0	87
Buy	JPY	253,419	01/2012	DUB	0	(8)	(8)

					$6,308	$(1,611)	$4,697

(q)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$94,468	$0	$94,468
Corporate Bonds & Notes
Banking & Finance	0	186,285	0	186,285
Industrials	0	366,238	1,432	367,670
Utilities	0	81,273	2,125	83,398
Convertible Bonds & Notes
Banking & Finance	0	208	0	208
Municipal Bonds & Notes
California	0	1,788	0	1,788
Illinois	0	214	0	214
New Jersey	0	431	0	431
New York	0	6,853	0	6,853
Pennsylvania	0	1,657	0	1,657
Texas	0	1,104	0	1,104
Mortgage-Backed Securities	0	21,904	0	21,904
Asset-Backed Securities	0	1,000	20,741	21,741
Common Stocks
Consumer Discretionary	209	0	0	209
Energy	805	0	0	805
Financials	5,787	1,112	34	6,933
Industrials	0	0	8	8
Information Technology	2,309	0	0	2,309
Telecommunication Services	801	0	0	801
Convertible Preferred Securities
Banking & Finance	1,126	0	0	1,126
Preferred Securities
Banking & Finance	10,297	14,048	0	24,345
Short-Term Instruments
Repurchase Agreements	0	2,000	0	2,000
U.S. Treasury Bills	0	15,094	0	15,094
PIMCO Short-Term Floating NAV Portfolio	42,767	0	0	42,767
Purchased Options
Foreign Exchange Contracts	0	3	0	3
Interest Rate Contracts	0	5	0	5
	$64,101	$795,685	$24,340	$884,126

Short Sales, at value	$(3,347)	$0	$0	$(3,347)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,985	162	5,147
Foreign Exchange Contracts	0	6,308	0	6,308
Interest Rate Contracts	455	0	0	455
	$455	$11,293	$162	$11,910

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,228)	0	(6,228)
Equity Contracts	(319)	(94)	0	(413)
Foreign Exchange Contracts	0	(1,611)	0	(1,611)
Interest Rate Contracts	0	(1,447)	0	(1,447)
	$(319)	$(9,380)	$0	$(9,699)

Totals	$60,890	$797,598	$24,502	$882,990

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,570	$0	$(10)	$0	$(47)	$(81)	$0	$0	$1,432	$(126)
Utilities	5,611	0	(3,413)	(20)	(81)	28	0	0	2,125	1
Asset-Backed Securities	21,131	0	(249)	48	1	(190)	0	0	20,741	(192)
Common Stocks
Financials	0	312	0	0	0	(278)	0	0	34	(278)
Industrials	0	8	0	0	0	0	0	0	8	0
Warrants	172	0	(123)	0	40	(89)	0	0	0	0

	28,484	320	(3,795)	28	(87)	(610)	0	0	24,340	(595)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$56	$0	$0	$0	$0	$106	$0	$0	$162	$106

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(343)	$0	$0	$0	$211	$132	$0	$0	$0	$0

Totals	$28,197	$320	$(3,795)	$28	$124	$(372)	$0	$0	$24,502	$(489)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.8%
CORPORATE BONDS & NOTES 2.8%
Commonwealth Bank of Australia
1.074% due 06/25/2014		$3,700	$3,722
4.500% due 02/20/2014	AUD	40,000	41,237
ING Bank Australia Ltd.
4.910% due 03/03/2015		1,000	1,024
National Australia Bank Ltd.
4.750% due 02/12/2014		15,000	15,540

Total Australia (Cost $39,882)			61,523

CANADA 28.3%
SOVEREIGN ISSUES 28.3%
Canada Government Bond
3.500% due 06/01/2020	CAD	37,900	41,991
3.750% due 06/01/2019		27,000	30,325
4.000% due 06/01/2041 (f)		14,600	18,819
4.250% due 06/01/2018		117,300	134,339
Canada Housing Trust No. 1
2.750% due 12/15/2015		100	103
Hydro Quebec
2.000% due 06/30/2016		$4,500	4,600
Province of Ontario Canada
4.000% due 06/02/2021	CAD	22,000	23,741
4.200% due 06/02/2020		54,900	60,174
4.400% due 06/02/2019		50,000	55,657
4.650% due 06/02/2041		67,900	82,096
6.200% due 06/02/2031		7,000	9,632
Province of Quebec Canada
4.250% due 12/01/2021		56,800	62,022
4.500% due 12/01/2018		46,000	51,332
4.500% due 12/01/2020		25,000	27,827
5.000% due 12/01/2041		8,000	9,995
6.250% due 06/01/2032		10,000	13,730

Total Canada (Cost $595,819)			626,383

FRANCE 0.5%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	3,883
Cie de Financement Foncier
4.500% due 01/09/2013		900	1,191

			5,074

SOVEREIGN ISSUES 0.3%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,584

Total France (Cost $13,245)			12,658

GERMANY 11.8%
SOVEREIGN ISSUES 11.8%
Bundesschatzanweisungen
0.500% due 06/15/2012	EUR	100,000	129,726
Republic of Germany
2.500% due 02/27/2015		95,900	132,194

Total Germany (Cost $269,524)			261,920

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DnB NOR Boligkreditt A/S
4.625% due 07/03/2013	EUR	3,100	4,076

Total Norway (Cost $4,573)			4,076

UNITED KINGDOM 19.0%
CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,217

SOVEREIGN ISSUES 18.8%
United Kingdom Gilt
4.000% due 03/07/2022	GBP	65,000	119,135
4.250% due 12/07/2040		58,000	110,719
4.250% due 12/07/2046 (f)		34,000	66,140
4.500% due 12/07/2042		40,000	80,048
4.750% due 12/07/2030		19,700	39,604

			415,646

Total United Kingdom (Cost $398,530)			419,863

UNITED STATES 10.3%
ASSET-BACKED SECURITIES 3.2%
AFC Home Equity Loan Trust
1.004% due 12/22/2027		$11	8
Ameriquest Mortgage Securities, Inc.
0.524% due 11/25/2035		190	183
Amortizing Residential Collateral Trust
0.874% due 07/25/2032		58	46
0.994% due 10/25/2031		435	337
Argent Securities, Inc.
0.384% due 07/25/2036		1,910	544
Asset-Backed Funding Certificates
0.644% due 06/25/2034		926	661
Asset-Backed Securities Corp. Home Equity
0.374% due 05/25/2037		602	453
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036		9	9
0.374% due 10/25/2036		167	154
0.384% due 06/25/2047		1,231	1,190
0.494% due 06/25/2036		1,364	1,347
0.784% due 06/25/2036		1,900	1,159
0.954% due 10/25/2032		276	236
BNC Mortgage Loan Trust
0.394% due 05/25/2037		645	575
Carrington Mortgage Loan Trust
0.344% due 01/25/2037		143	142
0.614% due 10/25/2035		535	493
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033		30	25
Countrywide Asset-Backed Certificates
0.374% due 10/25/2047		142	140
0.394% due 07/25/2037		20,000	15,701
0.394% due 08/25/2037		1,600	1,382
0.394% due 09/25/2037		353	347
0.394% due 05/25/2047		58	55
0.394% due 09/25/2047		969	952
0.484% due 06/25/2036		4,228	3,291
1.034% due 05/25/2032		154	130
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032		192	147
Credit-Based Asset Servicing & Securitization LLC
0.354% due 11/25/2036		67	41
0.364% due 01/25/2037		429	86
Equity One ABS, Inc.
0.594% due 04/25/2034		537	380
First Franklin Mortgage Loan Asset-Backed Certificates
0.664% due 12/25/2034		10	10
Home Equity Asset Trust
0.894% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036		58	19
JPMorgan Mortgage Acquisition Corp.
0.444% due 03/25/2037		10,000	7,015
Lehman XS Trust
0.444% due 04/25/2037		230	124
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034		28	21
MASTR Asset-Backed Securities Trust
0.424% due 10/25/2036		768	750
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037		0	0
0.374% due 09/25/2037		51	11

Morgan Stanley ABS Capital
0.354% due 05/25/2037		236	200
0.384% due 01/25/2037		20,000	6,235
0.394% due 11/25/2036		15,167	9,576
Nationstar Home Equity Loan Trust
0.354% due 06/25/2037		72	72
Park Place Securities, Inc.
0.554% due 09/25/2035		185	163
Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037		103	87
SLM Student Loan Trust
1.918% due 04/25/2023		15,085	15,451
Soundview Home Equity Loan Trust
0.354% due 11/25/2036		383	109
Structured Asset Securities Corp.
0.694% due 05/25/2034		17	14
1.757% due 04/25/2035		29	23
Washington Mutual Asset-Backed Certificates
0.354% due 10/25/2036		80	54

			70,149

CORPORATE BONDS & NOTES 3.1%
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,202
Bank of America Corp.
0.661% due 10/14/2016		$10,000	7,868
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,840
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,464
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	3,016
Citigroup, Inc.
6.500% due 08/19/2013		300	312
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,509
Maytag Corp
5.000% due 05/15/2015		5,700	5,894
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	101
Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,480
Morgan Stanley
1.991% due 05/02/2014	EUR	100	115
RR Donnelley & Sons Co.
4.950% due 04/01/2014		$5,800	5,699
SSIF Nevada LP
1.101% due 04/14/2014		10,900	10,734
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,675

			68,909

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
2.434% due 10/25/2034		32	28
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035		221	174
Bear Stearns Alt-A Trust
2.517% due 01/25/2036		2,782	1,351
2.663% due 02/25/2036 ^		241	88
2.733% due 08/25/2036 ^		75	31
Citigroup Mortgage Loan Trust, Inc.
2.700% due 08/25/2035		190	168
Countrywide Alternative Loan Trust
0.454% due 02/25/2047		320	181
0.465% due 02/20/2047		12,577	5,627
0.474% due 05/25/2047		2,056	1,047
0.484% due 08/25/2046		495	224
0.484% due 11/25/2046		850	463
0.495% due 03/20/2046		1,060	523
0.554% due 12/25/2035		143	93
0.574% due 12/25/2035		553	330
0.574% due 02/25/2037		352	167
0.594% due 08/25/2035		1,178	627
0.594% due 12/25/2035		2,124	1,041
0.614% due 11/25/2035		14,810	7,358
0.644% due 09/25/2035		4,167	1,990
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035		420	241
0.584% due 03/25/2035		1,802	910
0.584% due 04/25/2035		22	12
0.594% due 03/25/2035		127	72
0.614% due 03/25/2035		10,302	4,811

0.624% due 02/25/2035	31	20
0.674% due 09/25/2034	36	19
2.778% due 08/25/2034	126	94
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	45	48
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	500	536
Deutsche ALT-A Securities, Inc.
0.394% due 10/25/2036	11	4
Downey Savings & Loan Association Mortgage Loan Trust
0.495% due 03/19/2045	1,659	1,033
0.545% due 08/19/2045	604	355
0.615% due 09/19/2045	3,448	1,792
Greenpoint Mortgage Funding Trust
0.374% due 10/25/2046	243	224
0.374% due 01/25/2047 ^	113	107
0.524% due 06/25/2045	3,722	1,986
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.475% due 01/19/2038	940	546
0.505% due 05/19/2035	2,058	1,093
0.525% due 06/19/2035	1,009	617
0.525% due 01/19/2036	284	154
0.525% due 03/19/2036	3,814	1,999
0.535% due 01/19/2036	4,818	2,571
0.595% due 11/19/2035	646	378
0.615% due 09/19/2035	54	30
0.625% due 06/20/2035	157	117
Nomura Asset Acceptance Corp.
2.498% due 10/25/2035	73	46
Residential Accredit Loans, Inc.
0.504% due 04/25/2046	265	90
Sequoia Mortgage Trust
0.635% due 10/19/2026	33	28
0.635% due 07/20/2033	2,700	2,275
1.148% due 10/20/2034	977	744
Structured Asset Mortgage Investments, Inc.
0.865% due 07/19/2034	15	12
Thornburg Mortgage Securities Trust
0.834% due 03/25/2044	253	185
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	315	299
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045	186	136
0.584% due 10/25/2045	75	54
0.604% due 01/25/2045	45	33
0.614% due 01/25/2045	46	34
0.614% due 07/25/2045	48	35
1.018% due 12/25/2046	331	197
1.208% due 08/25/2046	42,597	23,875
1.408% due 11/25/2042	7	5
1.608% due 08/25/2042	31	24
1.708% due 11/25/2046	935	600
2.468% due 02/27/2034	29	27
2.718% due 10/25/2046	105	71
Wells Fargo Mortgage-Backed Securities Trust
2.664% due 04/25/2036	48	43
2.666% due 03/25/2036	267	208
2.701% due 09/25/2034	515	508

		70,810

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.414% due 03/25/2034	33	33
0.444% due 08/25/2034	20	19
0.644% due 09/25/2042	86	85
0.694% due 06/25/2029	12	13
2.244% due 12/01/2034	31	33
2.521% due 11/01/2034	108	115
2.633% due 12/01/2030	4	4
6.000% due 07/25/2044	51	57
6.060% due 03/01/2023	418	495
7.000% due 09/25/2023	57	65
8.800% due 01/25/2019	85	98
Freddie Mac
0.444% due 09/25/2035	3,970	3,943
0.508% due 02/15/2019	5,499	5,493
0.574% due 09/25/2031	60	57
0.728% due 12/15/2031	5	5
1.399% due 10/25/2044	196	192
1.418% due 02/25/2045	92	87
1.609% due 07/25/2044	60	61
2.478% due 10/01/2036	166	176

4.500% due 02/15/2020		108	112
5.000% due 03/15/2017 - 12/15/2031		1,020	1,041
6.500% due 07/15/2028		1,112	1,277
Ginnie Mae
1.625% due 08/20/2022 - 09/20/2026		161	165
2.000% due 09/20/2024		188	195
2.125% due 11/20/2022 - 11/20/2024		419	432
2.375% due 03/20/2022 - 06/20/2030		1,283	1,328
6.000% due 08/20/2034		776	933
7.500% due 02/16/2030		1,402	1,678
Small Business Administration
4.625% due 02/01/2025		102	112
5.090% due 10/01/2025		51	57

			18,361

Total United States (Cost $314,524)			228,229

SHORT-TERM INSTRUMENTS 25.8%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$923	923

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $945. Repurchase proceeds are $923.)
JAPAN TREASURY BILLS 1.8%
0.102% due 02/06/2012 - 02/13/2012 (a)	JPY	3,000,000	38,972

NETHERLANDS TREASURY BILLS 5.9%
0.008% due 06/29/2012	EUR	100,000	129,515

U.S. TREASURY BILLS 0.9%
0.058% due 04/05/2012 - 12/13/2012 (a)(c)(e)(f)		$20,090	20,087

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 17.2%
		37,955,351	380,085

Total Short-Term Instruments (Cost $570,428)			569,582

Total Investments 98.7% (Cost $2,206,525)			$2,184,234
Other Assets and Liabilities (Net) 1.3%			28,381

Net Assets 100.0%			$2,212,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $2,069 have been pledged as collateral as of December 31, 2011 for OTC swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $226,840 at a weighted average interest rate of 0.690%. On December 31, 2011, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $4,440 and cash of $634 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl March Futures	Long	03/2012	67	$157
Euro-Bund 10-Year Bond March Futures	Long	03/2012	900	5,279

				$5,436

(f)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $40,491 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.250%	12/21/2021		$33,300	$3,829	$568
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	EUR	55,000	2,350	937
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022		352,000	3,906	12,095
Pay	6-Month EUR-EURIBOR	2.750%	03/21/2022		282,300	11,540	8,245
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022		206,000	14,556	3,174
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	GBP	170,000	2,674	2,980

						$38,855	$27,999

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.426%	$5,000	$(129)	$148	$(277)
Cadbury Schweppes US Finance LLC	BOA	(0.460%	)	12/20/2013	0.205%	3,500	(18)	0	(18)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.588%	2,600	(4)	11	(15)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	5.347%	4,600	922	(70)	992
Kraft Foods, Inc.	BOA	(0.460%	)	12/20/2013	0.264%	3,500	(14)	0	(14)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.894%	6,000	79	326	(247)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.502%	4,000	(213)	0	(213)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	5.416%	5,800	572	242	330
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.893%	5,000	114	566	(452)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	2.409%	5,700	328	3	325

							$1,637	$1,226	$411

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	1.500%	12/19/2016	RBC	CAD	125,000	$334	$(2,045)	$2,379
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021	BOA		190,000	4,917	(342)	5,259
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021	RBC		125,000	3,235	(548)	3,783

Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC	EUR	550,000	74,811	5,790	69,021
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	BRC		165,000	1,490	(1,105)	2,595
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	90,000	8,468	1,916	6,552
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		63,000	5,928	1,487	4,441
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	MYC		120,000	11,291	590	10,701
Receive	6-Month GBP-LIBOR	3.250%	06/20/2042	BRC		50,000	(3,204)	(713)	(2,491)

							$107,270	$5,030	$102,240

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	56,367	02/2012	JPM	$0	$(1,940)	$(1,940)
Buy	BRL	248,741	01/2012	HUS	3,586	0	3,586
Sell		248,741	01/2012	HUS	0	(750)	(750)
Buy		248,741	01/2012	UAG	750	0	750
Sell		248,741	01/2012	UAG	5,529	0	5,529
Buy		248,741	03/2012	UAG	0	(5,632)	(5,632)
Sell	CAD	98,350	02/2012	BRC	488	(150)	338
Buy		5,523	02/2012	CBK	8	0	8
Sell		53,660	02/2012	CBK	0	(133)	(133)
Buy		4,119	02/2012	DUB	50	0	50
Sell		43,988	02/2012	DUB	0	(56)	(56)
Sell		101,773	02/2012	GST	0	(117)	(117)
Sell		64,014	02/2012	JPM	0	(78)	(78)
Sell		191,695	02/2012	RBC	33	(1,597)	(1,564)
Sell		50,333	02/2012	UAG	0	(304)	(304)
Buy	EUR	7,043	02/2012	BRC	0	(366)	(366)
Sell		299,034	02/2012	BRC	7,600	0	7,600
Buy		10,222	02/2012	CBK	0	(285)	(285)
Sell		77,218	02/2012	CBK	2,300	0	2,300
Buy		3,741	02/2012	DUB	0	(330)	(330)
Sell		200,885	02/2012	DUB	11,798	0	11,798
Buy		38,693	02/2012	JPM	0	(1,896)	(1,896)
Sell		23,678	02/2012	JPM	1,260	0	1,260
Buy		5,080	02/2012	MSC	11	0	11
Buy		948	02/2012	RBC	0	(49)	(49)
Buy		4,769	02/2012	UAG	0	(33)	(33)
Sell		55,887	02/2012	UAG	3,858	0	3,858
Sell		8,402	05/2012	JPM	497	0	497
Sell	GBP	188,801	01/2012	BRC	2,856	0	2,856
Buy		140,987	01/2012	CBK	0	(2,115)	(2,115)
Sell		133,461	01/2012	CBK	1,018	0	1,018
Buy		924	01/2012	DUB	0	0	0
Buy		140,987	01/2012	GST	1,650	0	1,650
Sell		61,053	01/2012	GST	712	0	712
Buy		100,417	01/2012	JPM	420	0	420
Buy		859	02/2012	CBK	0	(3)	(3)
Sell		140,987	02/2012	CBK	2,119	0	2,119
Sell		140,987	02/2012	GST	0	(1,646)	(1,646)
Buy		3,404	02/2012	MSC	19	0	19
Buy		1,075	02/2012	UAG	0	(10)	(10)
Sell	JPY	70,000	01/2012	CBK	1	0	1
Sell		50,377	01/2012	DUB	2	0	2
Buy		70,000	01/2012	RBC	14	0	14
Sell		737,036	02/2012	BRC	128	0	128
Sell		775,222	02/2012	CBK	92	(47)	45
Sell		332,033	02/2012	HUS	0	(69)	(69)
Sell		737,036	02/2012	JPM	128	0	128
Sell		418,672	02/2012	WST	0	(87)	(87)
Buy	KRW	2,217,763	02/2012	CBK	0	(79)	(79)
Buy	SEK	11,491	03/2012	BRC	0	(29)	(29)

					$46,927	$(17,801)	$29,126

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$61,523	$0	$61,523
Canada
Sovereign Issues	0	626,383	0	626,383
France
Corporate Bonds & Notes	0	5,074	0	5,074
Sovereign Issues	0	7,584	0	7,584
Germany
Sovereign Issues	0	261,920	0	261,920
Norway
Corporate Bonds & Notes	0	4,076	0	4,076
United Kingdom
Corporate Bonds & Notes	0	4,217	0	4,217
Sovereign Issues	0	415,646	0	415,646
United States
Asset-Backed Securities	0	70,149	0	70,149
Corporate Bonds & Notes	0	68,909	0	68,909
Mortgage-Backed Securities	0	70,810	0	70,810
U.S. Government Agencies	0	18,361	0	18,361
Short-Term Instruments
Repurchase Agreements	0	923	0	923
Japan Treasury Bills	0	38,972	0	38,972
Netherlands Treasury Bills	0	129,515	0	129,515
U.S. Treasury Bills	0	20,087	0	20,087
PIMCO Short-Term Floating NAV Portfolio	380,085	0	0	380,085
	$380,085	$1,804,149	$0	$2,184,234

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,647	0	1,647
Foreign Exchange Contracts	0	46,927	0	46,927
Interest Rate Contracts	5,436	132,730	0	138,166
	$5,436	$181,304	$0	$186,740

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,236)	0	(1,236)
Foreign Exchange Contracts	0	(17,801)	0	(17,801)
Interest Rate Contracts	0	(2,491)	0	(2,491)

	$0	$(21,528)	$0	$(21,528)

Totals	$385,521	$1,963,925	$0	$2,349,446

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.4%
CSC Holdings LLC
2.044% - 4.000% due 03/29/2016	$23,493	$23,037
Delphi Corp.
3.500% due 03/17/2017	3,906	3,899
Dollar General Corp.
3.028% - 3.558% due 07/06/2014	1,000	1,001
Fresenius Medical Care U.S. Finance, Inc.
1.954% due 03/31/2013	6,914	6,882
3.500% due 09/10/2014	1,986	1,983
NRG Energy, Inc.
4.000% due 07/01/2018	7,960	7,955
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	1,186	1,192
Royalty Pharma Finance Trust
4.000% due 05/10/2018	4,478	4,454
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,985	1,964

Total Bank Loan Obligations (Cost $52,949)		52,367

CORPORATE BONDS & NOTES 86.0%
BANKING & FINANCE 57.2%
Abbey National Treasury Services PLC
2.002% due 04/25/2014	3,100	2,824
AGFC Capital Trust I
6.000% due 01/15/2067	3,080	1,294
AgriBank FCB
9.125% due 07/15/2019	500	652
Ally Financial, Inc.
6.750% due 12/01/2014	100	101
American Express Co.
6.150% due 08/28/2017	4,180	4,787
6.800% due 09/01/2066	3,405	3,401
7.000% due 03/19/2018	30,000	36,290
7.250% due 05/20/2014	1,000	1,118
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,995
American International Group, Inc.
0.663% due 03/20/2012	3,000	2,974
4.250% due 05/15/2013	1,000	1,000
4.950% due 03/20/2012	23,900	23,691
5.050% due 10/01/2015	1,000	969
5.450% due 05/18/2017	9,390	8,996
5.850% due 01/16/2018	40,785	39,978
6.820% due 11/15/2037	12,734	12,428
8.175% due 05/15/2068	117,100	105,390
8.250% due 08/15/2018	10,000	10,609
ANZ National International Ltd.
3.125% due 08/10/2015	10,000	10,008
6.200% due 07/19/2013	23,000	24,416
AXA S.A.
6.463% due 12/29/2049	10,000	6,450
Banco Bradesco S.A.
2.561% due 05/16/2014	2,500	2,455
Banco do Brasil S.A.
4.500% due 01/22/2015	5,500	5,714
Banco Santander Chile
1.659% due 04/20/2012	11,400	11,404
Bank of America Corp.
0.661% due 10/14/2016	4,100	3,226
1.040% due 09/11/2012	600	583
4.750% due 08/01/2015	700	676
5.375% due 06/15/2014	1,100	1,096
5.625% due 10/14/2016	450	432
5.625% due 07/01/2020	20,000	18,499
5.650% due 05/01/2018	17,215	16,419
5.750% due 12/01/2017	13,105	12,396
6.000% due 09/01/2017	23,800	23,277
6.500% due 08/01/2016	3,440	3,468
7.375% due 05/15/2014	3,475	3,605
7.625% due 06/01/2019	915	947
Bank of America N.A.
0.826% due 06/15/2016	3,600	2,911
6.000% due 06/15/2016	100	95
Bank of New York Mellon Corp.
4.950% due 11/01/2012	425	441

Bank One Capital III
8.750% due 09/01/2030	75	99
Barclays Bank PLC
0.746% due 03/23/2017	20,300	18,576
5.000% due 09/22/2016	17,000	17,628
5.125% due 01/08/2020	1,300	1,337
6.050% due 12/04/2017	20,000	18,177
6.750% due 05/22/2019	900	999
10.179% due 06/12/2021	45,800	48,646
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	969
Bear Stearns Cos. LLC
4.650% due 07/02/2018	18,837	19,279
5.550% due 01/22/2017	7,630	8,077
6.400% due 10/02/2017	39,795	44,525
7.250% due 02/01/2018	28,800	33,798
BM&FBovespa S.A.
5.500% due 07/16/2020	1,000	1,035
BNP Paribas
6.950% due 07/22/2013	3,850	3,886
BNP Paribas S.A.
1.291% due 01/10/2014	5,000	4,614
5.186% due 06/29/2049	9,200	6,164
7.195% due 06/29/2049	5,600	3,962
BPCE S.A.
2.185% due 02/07/2014	6,300	5,999
2.375% due 10/04/2013	1,700	1,647
Branch Banking & Trust Co.
0.862% due 09/13/2016	6,100	5,502
Cantor Fitzgerald LP
7.875% due 10/15/2019	6,640	6,493
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	12,484
Capital One Capital VI
8.875% due 05/15/2040	4,000	4,166
Capital One Financial Corp.
5.500% due 06/01/2015	10,000	10,868
CBA Capital Trust II
6.024% due 03/29/2049	8,665	8,019
CIT Group, Inc.
7.000% due 05/01/2015	1,204	1,208
7.000% due 05/01/2016	2,007	2,009
7.000% due 05/01/2017	2,810	2,813
Citigroup Capital XXI
8.300% due 12/21/2077	60,000	60,075
Citigroup, Inc.
0.715% due 11/05/2014	5,000	4,562
2.157% due 05/15/2018	4,080	3,514
4.750% due 05/19/2015	3,800	3,852
5.000% due 09/15/2014	12,000	11,885
5.500% due 04/11/2013	7,510	7,670
5.500% due 02/15/2017	250	252
5.850% due 07/02/2013	900	926
5.850% due 12/11/2034	3,000	2,962
5.875% due 05/29/2037	100	100
6.000% due 08/15/2017	12,000	12,593
6.010% due 01/15/2015	179	187
6.125% due 11/21/2017	14,960	15,989
6.125% due 05/15/2018	790	842
6.375% due 08/12/2014	2,300	2,416
6.500% due 08/19/2013	585	609
8.125% due 07/15/2039	8,000	9,809
8.500% due 05/22/2019	624	735
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,109
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049	22,000	25,853
Countrywide Financial Corp.
6.250% due 05/15/2016	4,140	3,905
Credit Agricole S.A.
1.862% due 01/21/2014	8,700	8,046
6.637% due 05/29/2049	11,235	6,629
Danske Bank A/S
5.914% due 12/29/2049 (e)	10,100	8,383
Duke Realty LP
8.250% due 08/15/2019	4,100	4,823
FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,318
FUEL Trust
3.984% due 12/15/2022	2,000	2,002
4.207% due 10/15/2022	17,496	17,665
General Electric Capital Corp.
0.591% due 01/08/2016	200	185
0.607% due 03/15/2012	900	899
0.683% due 06/20/2013	12,400	12,260
5.250% due 10/19/2012	75	78
6.750% due 03/15/2032	9,900	11,609

Genworth Global Funding Trusts
0.593% due 04/15/2014		100	93
Goldman Sachs Group, Inc.
0.894% due 01/12/2015		500	444
1.020% due 03/22/2016		6,700	5,789
5.125% due 01/15/2015		7,000	7,161
5.350% due 01/15/2016		300	308
5.375% due 03/15/2020		7,700	7,610
5.500% due 11/15/2014		281	290
5.750% due 10/01/2016		21,497	22,317
5.950% due 01/18/2018		18,875	19,352
6.150% due 04/01/2018		35,000	36,160
6.250% due 09/01/2017		24,245	25,383
6.450% due 05/01/2036		4,700	4,247
6.750% due 10/01/2037		10,000	9,318
7.500% due 02/15/2019		30,000	33,169
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		7,200	7,356
6.375% due 04/15/2021		2,000	2,038
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		2,000	2,158
HBOS Capital Funding LP
6.071% due 06/29/2049		14,500	9,135
HBOS PLC
6.000% due 11/01/2033		1,265	775
6.750% due 05/21/2018		32,280	25,907
HCP, Inc.
5.650% due 12/15/2013		400	421
6.300% due 09/15/2016		250	275
HSBC Bank USA N.A.
7.000% due 01/15/2039		5,600	6,081
HSBC Capital Funding LP
4.610% due 12/29/2049		10,000	9,220
HSBC Finance Corp.
0.957% due 06/01/2016		800	670
6.676% due 01/15/2021		6,100	6,318
HSBC Holdings PLC
5.100% due 04/05/2021		20,000	21,283
6.500% due 05/02/2036		5,100	5,161
6.500% due 09/15/2037		225	223
7.625% due 05/17/2032		1,230	1,243
ING Bank NV
1.028% due 01/13/2012		200	200
International Lease Finance Corp.
5.250% due 01/10/2013		5,000	4,975
5.350% due 03/01/2012		655	657
6.500% due 09/01/2014		10,000	10,275
6.750% due 09/01/2016		13,030	13,421
7.125% due 09/01/2018		7,500	7,800
Intesa Sanpaolo SpA
2.906% due 02/24/2014		20,000	17,620
JPMorgan Chase & Co.
4.250% due 10/15/2020		3,000	3,025
4.625% due 05/10/2021		10,000	10,362
5.150% due 10/01/2015		200	212
6.000% due 01/15/2018		7,245	8,091
7.900% due 04/29/2049		23,800	25,425
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		25,750	23,070
5.875% due 06/13/2016		2,150	2,330
6.000% due 10/01/2017		20,000	21,546
JPMorgan Chase Capital XIII
1.529% due 09/30/2034		3,000	2,065
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		200	203
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,212
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		375	381
LBG Capital No.1 PLC
7.875% due 11/01/2020		8,800	6,758
8.500% due 12/29/2049		20,000	13,900
Lehman Brothers Holdings, Inc.
5.250% due 02/06/2012 ^		75	20
5.875% due 11/15/2017 ^		8,150	2,129
6.875% due 05/02/2018 ^		16,693	4,507
6.875% due 07/17/2037 ^		2,100	2
7.500% due 05/11/2038 ^		10,000	11
7.875% due 05/08/2018 ^	GBP	16,500	7,431
Lehman Brothers Holdings, Inc. CPI Linked Bond
1.000% due 05/12/2014 ^		$5,190	1,310
Lloyds TSB Bank PLC
2.766% due 01/24/2014		4,000	3,786
5.800% due 01/13/2020		10,000	9,506
6.375% due 01/21/2021		2,500	2,509

Loews Corp.
5.250% due 03/15/2016	2,000	2,205
Macquarie Group Ltd.
7.300% due 08/01/2014	6,050	6,303
MassMutual Global Funding II
2.875% due 04/21/2014	100	103
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015	500	482
5.450% due 02/05/2013	900	907
5.571% due 10/04/2012	9,100	9,118
5.700% due 05/02/2017	210	193
6.400% due 08/28/2017	26,100	25,308
6.875% due 04/25/2018	65,000	64,151
6.875% due 11/15/2018	1,200	1,158
MetLife, Inc.
5.000% due 11/24/2013	700	746
6.400% due 12/15/2066	30	28
6.750% due 06/01/2016	1,565	1,805
Morgan Stanley
0.691% due 01/09/2014	21,100	19,100
0.855% due 10/18/2016	13,250	10,644
0.883% due 10/15/2015	8,498	7,151
4.100% due 01/26/2015	400	380
5.500% due 07/24/2020	15,000	13,656
5.550% due 04/27/2017	2,630	2,541
5.625% due 09/23/2019	3,900	3,616
5.950% due 12/28/2017	325	310
6.000% due 04/28/2015	14,267	14,305
6.250% due 08/28/2017	1,900	1,862
6.625% due 04/01/2018	45,000	44,480
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	8,000	8,135
National City Bank
5.250% due 12/15/2016	3,000	3,231
Nordea Bank AB
3.700% due 11/13/2014	390	397
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020	200	208
Pacific Life Insurance Co.
9.250% due 06/15/2039	12,000	16,003
Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	210
QBE Capital Funding III Ltd.
7.250% due 05/24/2041	5,000	4,408
RCI Banque S.A.
2.261% due 04/11/2014	4,900	4,673
4.600% due 04/12/2016	12,500	11,912
Regions Bank
6.450% due 06/26/2037	750	628
7.500% due 05/15/2018	4,900	4,900
Regions Financial Corp.
0.744% due 06/26/2012	6,000	5,854
4.875% due 04/26/2013	4,700	4,641
7.375% due 12/10/2037	1,000	850
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,863
Royal Bank of Scotland Group PLC
0.718% due 08/29/2017	6,600	4,463
1.091% due 04/11/2016	30,000	21,065
2.915% due 08/23/2013	2,700	2,597
4.375% due 03/16/2016	75	72
4.875% due 08/25/2014	200	196
4.875% due 03/16/2015	990	947
5.000% due 05/17/2015	5,061	5,270
5.625% due 08/24/2020	15,000	14,406
6.125% due 01/11/2021	425	420
6.400% due 10/21/2019	450	422
6.990% due 10/29/2049	26,135	16,498
7.640% due 03/29/2049	600	325
Santander U.S. Debt S.A.U.
1.379% due 03/30/2012	34,000	33,942
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	5,802
SLM Corp.
0.718% due 01/27/2014	3,454	3,124
5.000% due 10/01/2013	8,700	8,722
5.000% due 04/15/2015	300	289
5.050% due 11/14/2014	500	494
5.125% due 08/27/2012	8,000	8,042
5.375% due 05/15/2014	18,500	18,525
5.625% due 08/01/2033	2,000	1,494
6.250% due 01/25/2016	10,000	9,735
8.000% due 03/25/2020	10,000	10,125
8.450% due 06/15/2018	10,780	11,157
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	14,000	16,135

Societe Generale S.A.
5.750% due 04/20/2016	19,735	16,917
State Street Capital Trust III
5.536% due 01/29/2049	5,981	5,887
State Street Capital Trust IV
1.546% due 06/01/2077	15,500	10,266
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,377	2,427
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,214
UBS AG
5.750% due 04/25/2018	30,000	31,115
5.875% due 12/20/2017	14,000	14,597
UBS Preferred Funding Trust V
6.243% due 05/29/2049	15,000	12,844
USB Capital IX
3.500% due 10/29/2049	16,250	11,351
Wachovia Bank N.A.
0.876% due 03/15/2016	4,000	3,584
Wachovia Capital Trust III
5.570% due 03/29/2049	25,010	21,040
Wachovia Corp.
0.768% due 10/28/2015	5,250	4,779
0.816% due 06/15/2017	10,000	9,035
WEA Finance LLC
5.125% due 11/15/2014	4,000	4,194
Wells Fargo & Co.
7.980% due 03/29/2049	17,800	19,157
Wells Fargo Bank N.A.
0.671% due 05/16/2016	8,000	7,040
4.750% due 02/09/2015	2,875	3,002
Wells Fargo Capital X
5.950% due 12/01/2086	9,000	9,101
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,271
7.375% due 03/15/2032	24,000	25,223

		2,142,156

INDUSTRIALS 19.8%
Altria Group, Inc.
9.250% due 08/06/2019	12,000	16,132
9.950% due 11/10/2038	10,056	15,317
10.200% due 02/06/2039	19,200	29,921
American Airlines Pass-Through Trust
5.250% due 07/31/2022 ^	4,244	3,947
American Tower Corp.
4.500% due 01/15/2018	500	509
7.250% due 05/15/2019	1,800	2,041
Anadarko Petroleum Corp.
6.200% due 03/15/2040	10,000	11,148
6.375% due 09/15/2017	2,400	2,786
7.950% due 06/15/2039	3,000	3,981
8.700% due 03/15/2019	7,000	8,947
Anheuser-Busch Cos. LLC
4.375% due 01/15/2013	550	569
7.500% due 03/15/2012	325	329
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	700	711
ArcelorMittal
9.850% due 06/01/2019	840	935
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	3,764
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	14,049
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	2,079	2,090
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,259
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,904
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,404
5.650% due 05/01/2017	1,960	2,265
8.125% due 04/15/2020	7,000	9,367
Cameron International Corp.
1.459% due 06/02/2014	2,000	2,009
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	4,300	5,303
Cigna Corp.
6.150% due 11/15/2036	50	54
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	57

Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,930	1,943
Comcast Corp.
5.850% due 11/15/2015	125	142
5.875% due 02/15/2018	10,000	11,575
6.300% due 11/15/2017	225	267
6.500% due 01/15/2017	1,527	1,798
7.050% due 03/15/2033	5,000	6,328
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	14,000	14,210
6.000% due 07/12/2020	1,700	1,564
7.250% due 05/10/2021	834	888
7.707% due 10/02/2022	31	33
Covidien International Finance S.A.
6.000% due 10/15/2017	175	208
COX Communications, Inc.
5.500% due 10/01/2015	125	141
5.875% due 12/01/2016	100	116
CSN Resources S.A.
6.500% due 07/21/2020	2,250	2,363
CVS Pass-Through Trust
6.943% due 01/10/2030	13,300	14,780
7.507% due 01/10/2032	193	224
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,031
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	707	753
7.750% due 06/17/2021	15,590	16,759
8.021% due 02/10/2024	452	443
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	6,000	8,380
9.250% due 06/01/2032	12,000	17,863
Dow Chemical Co.
7.375% due 11/01/2029	275	350
8.550% due 05/15/2019	2,942	3,854
9.400% due 05/15/2039	3,000	4,516
El Paso Corp.
7.800% due 08/01/2031	41,285	47,787
8.050% due 10/15/2030	9,200	10,764
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	191
Encana Corp.
6.625% due 08/15/2037	8,000	9,678
Energy Transfer Partners LP
8.500% due 04/15/2014	4,800	5,385
9.000% due 04/15/2019	7,460	8,883
9.700% due 03/15/2019	6,363	7,804
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,015
6.500% due 01/31/2019	3,000	3,498
7.550% due 04/15/2038	200	257
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,093
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,499
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	9,870	10,498
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	135
6.510% due 03/07/2022	650	663
8.146% due 04/11/2018	10,000	11,300
9.250% due 04/23/2019	9,200	10,984
General Electric Co.
5.000% due 02/01/2013	325	339
Georgia-Pacific LLC
5.400% due 11/01/2020	10,000	11,092
7.700% due 06/15/2015	150	174
8.250% due 05/01/2016	8,000	8,891
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,512
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	698
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	9,549
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,151
International Paper Co.
7.500% due 08/15/2021	210	260
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,707
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	7,000	7,793
6.850% due 02/15/2020	10,000	11,773
7.300% due 08/15/2033	5,500	6,432
Kraft Foods, Inc.
6.250% due 06/01/2012	731	747

Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,504
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	7,000	7,567
6.700% due 09/15/2019	29,100	32,417
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,132
Petrobras International Finance Co.
5.875% due 03/01/2018	8,350	9,177
6.125% due 10/06/2016	80	89
7.875% due 03/15/2019	3,500	4,194
Petroleos Mexicanos
4.875% due 03/15/2015	1,700	1,817
Pride International, Inc.
6.875% due 08/15/2020	15,000	17,610
8.500% due 06/15/2019	7,700	9,546
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019	230	287
Reynolds American, Inc.
6.750% due 06/15/2017	10,800	12,293
7.250% due 06/15/2037	7,000	8,132
Roche Holdings, Inc.
5.000% due 03/01/2014	127	138
Rockies Express Pipeline LLC
5.625% due 04/15/2020	39,025	37,213
6.250% due 07/15/2013	6,330	6,683
6.850% due 07/15/2018	7,295	7,545
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,229
RR Donnelley & Sons Co.
6.125% due 01/15/2017	1,839	1,719
RZD Capital Ltd.
5.739% due 04/03/2017	13,050	13,181
TCI Communications, Inc.
8.750% due 08/01/2015	127	154
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	1,952
4.949% due 01/15/2015	12,000	11,947
Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	257
Time Warner, Inc.
7.625% due 04/15/2031	505	653
7.700% due 05/01/2032	185	242
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	502
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,840
6.000% due 03/15/2018	3,200	3,274
6.500% due 11/15/2020	10,000	10,344
6.800% due 03/15/2038	4,400	4,441
7.375% due 04/15/2018	3,364	3,624
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,900	2,755
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	608	266
UAL Pass-Through Trust
9.750% due 07/15/2018	1,868	2,017
10.020% due 03/22/2014 ^	498	192
10.125% due 03/22/2015 ^	1,319	511
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	146
Universal Health Services, Inc.
7.125% due 06/30/2016	500	546
Vale Overseas Ltd.
6.875% due 11/21/2036	241	275
Vivendi S.A.
6.625% due 04/04/2018	12,175	13,852
WellPoint, Inc.
5.250% due 01/15/2016	250	280
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	3,936
Williams Cos., Inc.
7.875% due 09/01/2021	113	139
Williams Partners LP
7.250% due 02/01/2017	350	416
Woodside Finance Ltd.
4.600% due 05/10/2021	16,000	16,362

		739,332

UTILITIES 9.0%
AEP Texas Central Co.
6.650% due 02/15/2033	300	385
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,004

6.103% due 06/27/2012	2,500	2,557
7.700% due 08/07/2013	2,180	2,350
8.700% due 08/07/2018	12,600	15,226
Alabama Power Co.
5.500% due 10/15/2017	300	356
AT&T Corp.
8.000% due 11/15/2031	905	1,280
AT&T, Inc.
5.600% due 05/15/2018	4,300	5,002
6.150% due 09/15/2034	8,000	9,505
6.550% due 02/15/2039	300	382
BellSouth Corp.
6.550% due 06/15/2034	8,000	9,537
BP Capital Markets PLC
3.200% due 03/11/2016	5,000	5,246
5.250% due 11/07/2013	50	54
British Telecommunications PLC
9.625% due 12/15/2030	3,300	4,656
Bruce Mansfield Unit
6.850% due 06/01/2034	1,648	1,796
BVPS II Funding Corp.
8.890% due 06/01/2017	1,019	1,137
Cedar Brakes LLC
9.875% due 09/01/2013	294	308
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,991
Crown Castle Towers LLC
6.113% due 01/15/2040	200	221
Dominion Resources, Inc.
6.000% due 11/30/2017	500	591
Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	182
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,595
EDF S.A.
6.500% due 01/26/2019	6,000	6,795
Entergy Corp.
5.125% due 09/15/2020	4,000	3,992
Entergy Louisiana LLC
6.500% due 09/01/2018	360	435
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,864
FirstEnergy Corp.
7.375% due 11/15/2031	288	355
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,913
10.500% due 03/25/2014	18,150	20,450
GG1C Funding Corp.
5.129% due 01/15/2014	916	936
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,373
Jersey Central Power & Light Co.
7.350% due 02/01/2019	3,000	3,771
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,493
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,712
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	867
Metropolitan Edison Co.
7.700% due 01/15/2019	155	196
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	249
Nevada Power Co.
7.125% due 03/15/2019	2,000	2,501
NGPL PipeCo LLC
6.514% due 12/15/2012	27,718	28,008
7.119% due 12/15/2017	41,295	40,824
7.768% due 12/15/2037	4,000	3,636
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,336
Ohio Power Co.
6.000% due 06/01/2016	45	52
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,122
PNPP II Funding Corp.
9.120% due 05/30/2016	798	860
PSEG Power LLC
5.320% due 09/15/2016	16,000	17,868
8.625% due 04/15/2031	6,400	9,454
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,810
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	506
4.750% due 02/16/2021	1,500	1,519

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,777
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	769
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	7,435
TNK-BP Finance S.A.
7.250% due 02/02/2020	9,300	9,672
7.500% due 03/13/2013	500	522
7.500% due 07/18/2016	4,200	4,441
7.875% due 03/13/2018	26,650	28,749
Utility Contract Funding LLC
7.944% due 10/01/2016	366	395
Virginia Electric and Power Co.
5.000% due 06/30/2019	5,000	5,774

		336,792

Total Corporate Bonds & Notes (Cost $3,149,488)		3,218,280

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	5,525

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,899

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	795	1,141

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	869

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	3,919

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	926

Total Municipal Bonds & Notes (Cost $16,307)		18,279

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
4.000% due 09/01/2040 - 01/01/2042	105,055	110,417
Freddie Mac
5.000% due 01/30/2014 (f)	1,800	1,968
5.000% due 07/15/2014	600	667
Ginnie Mae
8.500% due 08/15/2030	35	43

Total U.S. Government Agencies (Cost $111,689)		113,095

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Bonds
3.750% due 08/15/2041 (d)(f)(g)	63,100	74,044
5.500% due 08/15/2028	100	141
U.S. Treasury Inflation Protected Securities
2.500% due 01/15/2029 (b)(d)(f)	1,055	1,408
U.S. Treasury Notes
2.000% due 11/15/2021 (d)	18,800	19,009
2.125% due 08/15/2021	3,200	3,281

Total U.S. Treasury Obligations (Cost $96,685)		97,883

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.344% due 01/15/2046	2,600	2,820

WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,177

Total Mortgage-Backed Securities (Cost $8,637)		8,997

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	800	813
MASTR Asset-Backed Securities Trust
0.374% due 05/25/2037	58	52
Targeted Return Index Securities Trust
6.814% due 01/15/2012	89	89
Tiers Trust
8.125% due 09/15/2017	477	503

Total Asset-Backed Securities (Cost $1,472)		1,457

SOVEREIGN ISSUES 1.8%
Brazil Government International Bond
8.250% due 01/20/2034	2,500	3,781
8.750% due 02/04/2025	3,500	5,267
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,497
4.125% due 09/09/2015	2,400	2,473
5.875% due 01/14/2015	200	216
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,453
Mexico Government International Bond
5.950% due 03/19/2019	13,200	15,754
6.050% due 01/11/2040	16,400	20,131
Societe Financement de l’Economie Francaise
0.603% due 07/16/2012	10,700	10,725

Total Sovereign Issues (Cost $58,293)		66,297

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Bank of America Corp.	2,317	13

Total Common Stocks (Cost $17)		13

CONVERTIBLE PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 12/31/2049	27,300	28,808

Total Convertible Preferred Securities (Cost $21,287)		28,808

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital XIII
7.875% due 10/30/2040	8,000	209
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	3,334
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049	5,200	1

Total Preferred Securities (Cost $5,440)		3,544

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$146	146

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $152. Repurchase proceeds are $146.)
U.S. TREASURY BILLS 0.4%
0.028% due 01/05/2012 - 06/21/2012 (a)(d)(f)	16,437	16,436

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.7%
	17,573,105	175,977

Total Short-Term Instruments (Cost $192,558)		192,559

PURCHASED OPTIONS (i) 0.0%
(Cost $144)		10
Total Investments 101.5% (Cost $3,714,966)		$3,801,589
Written Options (j) (0.1%) (Premiums $4,054)		(4,222)
Other Assets and Liabilities (Net) (1.4%)		(53,447)

Net Assets 100.0%		$3,743,920

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $23,614 have been pledged as collateral as of December 31, 2011 for OTC swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $18,447 at a weighted average interest rate of 0.090%. On December 31, 2011, securities valued at $2,075 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $2,444 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2014	56	$90
U.S. Treasury 10-Year Note March Futures	Long	03/2012	160	166

				$256

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $5,285 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$259,000	$(1,866)	$253

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.502%	$2,500	$(31)	$0	$(31)
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	4.073%	5,000	636	204	432
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.295%	1,000	(11)	19	(30)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	4.115%	5,000	619	383	236
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	1.665%	2,000	69	0	69
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	6.230%	4,000	823	0	823
CSX Corp.	BPS	(1.000%	)	03/20/2014	0.314%	400	(6)	5	(11)
Dow Chemical Co.	CBK	(1.000%	)	06/20/2019	2.353%	2,500	217	226	(9)
H.J. Heinz Finance Co.	RYL	(0.380%	)	03/20/2012	0.127%	3,100	(2)	0	(2)
International Lease Finance Corp.	GST	(0.200%	)	03/20/2013	6.736%	5,000	374	0	374
JPMorgan Chase & Co.	DUB	(1.500%	)	12/20/2018	1.511%	7,300	1	0	1
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.688%	2,000	33	0	33
Merrill Lynch & Co., Inc.	UAG	(2.300%	)	06/20/2018	4.531%	1,300	143	0	143
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.945%	1,800	264	0	264
Universal Health Services, Inc.	BOA	(0.780%	)	06/20/2016	2.464%	500	35	33	2

							$3,164	$870	$2,294

Credit Default Swaps on Corporate, and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	4.063%	$2,600	$(536)	$(227)	$(309)
Alcoa, Inc.	CBK	1.000%	03/20/2016	3.206%	800	(68)	(29)	(39)
Alcoa, Inc.	GST	1.000%	03/20/2016	3.206%	2,600	(220)	(112)	(108)
Alcoa, Inc.	GST	1.000%	06/20/2021	4.073%	4,100	(861)	(337)	(524)
Alcoa, Inc.	HUS	1.000%	03/20/2016	3.206%	3,600	(303)	(184)	(119)
Alcoa, Inc.	MYC	1.000%	03/20/2016	3.206%	28,600	(2,414)	(1,039)	(1,375)
Alcoa, Inc.	MYC	1.000%	06/20/2021	4.073%	8,500	(1,784)	(748)	(1,036)
American Express Co.	JPM	2.750%	03/20/2014	0.756%	400	18	0	18
American International Group, Inc.	BRC	1.150%	06/20/2013	3.584%	7,100	(242)	0	(242)
American International Group, Inc.	DUB	1.920%	03/20/2013	3.393%	7,000	(117)	0	(117)
American International Group, Inc.	DUB	1.430%	06/20/2013	3.584%	25,000	(750)	0	(750)
American International Group, Inc.	RYL	1.200%	06/20/2013	3.584%	1,700	(57)	0	(57)
ArcelorMittal	BOA	1.000%	12/20/2015	5.070%	5,700	(797)	(383)	(414)

ArcelorMittal	BPS	1.000%	03/20/2016	5.121%	12,000	(1,782)	(623)	(1,159)
ArcelorMittal	BRC	1.000%	03/20/2016	5.121%	6,200	(921)	(304)	(617)
ArcelorMittal	FBF	1.000%	03/20/2016	5.121%	5,600	(831)	(286)	(545)
ArcelorMittal	GST	1.000%	03/20/2016	5.121%	3,900	(579)	(207)	(372)
ArcelorMittal	JPM	1.000%	12/20/2015	5.070%	2,200	(308)	(147)	(161)
ArcelorMittal	MYC	1.000%	03/20/2016	5.121%	1,700	(252)	(106)	(146)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.435%	100	(2)	(4)	2
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2015	1.564%	10,000	(197)	(433)	236
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.463%	5,000	(70)	(62)	(8)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.564%	20,000	(394)	(563)	169
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.872%	1,700	8	(10)	18
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.872%	600	3	(3)	6
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.872%	10,300	52	(42)	94
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.872%	5,500	28	(13)	41
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.961%	1,900	4	4	0
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.961%	2,300	4	4	0
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.000%	10,700	4	94	(90)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.388%	6,600	32	(113)	145
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.961%	2,700	5	5	0
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.388%	10,600	(154)	(89)	(65)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%	5,100	(63)	(44)	(19)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.388%	13,700	(199)	(129)	(70)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.306%	5,100	(51)	(31)	(20)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.388%	4,900	(71)	(36)	(35)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.306%	14,000	(139)	(160)	21
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.306%	3,150	(32)	(38)	6
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.288%	3,000	(32)	9	(41)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.234%	2,100	(17)	(7)	(10)
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.234%	4,100	(34)	(14)	(20)
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.288%	1,800	(19)	6	(25)
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	1.234%	8,500	(69)	(40)	(29)
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	1.288%	100	(2)	0	(2)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	1.265%	3,400	(35)	47	(82)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	1.265%	2,200	(23)	30	(53)
China Government International Bond	BRC	1.000%	06/20/2015	1.149%	2,000	(9)	38	(47)
China Government International Bond	CBK	1.000%	09/20/2015	1.203%	8,600	(59)	107	(166)
China Government International Bond	DUB	1.000%	09/20/2015	1.203%	12,000	(83)	108	(191)
China Government International Bond	DUB	1.000%	12/20/2015	1.249%	600	(5)	11	(16)
China Government International Bond	HUS	1.000%	06/20/2015	1.149%	2,100	(9)	37	(46)
China Government International Bond	HUS	1.000%	09/20/2015	1.203%	2,000	(14)	26	(40)
China Government International Bond	RYL	1.000%	06/20/2015	1.149%	10,000	(47)	194	(241)
China Government International Bond	UAG	1.000%	06/20/2015	1.149%	9,000	(42)	175	(217)
Citigroup, Inc.	BRC	0.290%	09/20/2012	1.978%	20,000	(242)	0	(242)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.978%	20,000	(242)	0	(242)
Citigroup, Inc.	MYC	1.500%	06/20/2013	2.373%	1,500	(18)	0	(18)
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	1.053%	3,400	(6)	(17)	11
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.168%	2,400	(16)	0	(16)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	1.053%	4,000	(6)	(23)	17
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	1.053%	1,000	(2)	(4)	2
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	1.053%	2,000	(3)	(8)	5
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	1.053%	8,200	(13)	(44)	31
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.122%	200	(1)	(2)	1
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.122%	400	(2)	(1)	(1)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.122%	500	(2)	0	(2)
Ensco PLC	FBF	1.000%	03/20/2014	0.841%	7,000	27	(52)	79
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.772%	9,500	(306)	(102)	(204)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.445%	100	2	2	0
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.758%	200	16	0	16
General Electric Capital Corp.	BPS	1.500%	03/20/2013	1.612%	25,000	(19)	0	(19)
General Electric Capital Corp.	BRC	0.630%	12/20/2012	1.562%	4,200	(37)	0	(37)
General Electric Capital Corp.	BRC	1.450%	03/20/2013	1.612%	4,500	(6)	0	(6)
General Electric Capital Corp.	BRC	1.280%	06/20/2013	1.758%	25,000	(161)	0	(161)
General Electric Capital Corp.	BRC	4.450%	12/20/2013	1.936%	13,000	653	0	653
General Electric Capital Corp.	CBK	1.310%	03/20/2013	1.612%	12,000	(38)	0	(38)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.562%	5,430	(24)	0	(24)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.936%	24,500	1,409	0	1,409
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.368%	1,300	(69)	(105)	36
Goldman Sachs Group, Inc.	RYL	1.600%	03/20/2013	3.558%	4,600	(104)	0	(104)
Goldman Sachs Group, Inc.	UAG	0.900%	09/20/2012	3.436%	10,000	(179)	0	(179)
JPMorgan Chase & Co.	RYL	1.050%	03/20/2013	0.736%	4,500	19	0	19
MetLife, Inc.	BOA	1.000%	09/20/2015	3.006%	35,000	(2,394)	(2,615)	221
MetLife, Inc.	DUB	1.000%	09/20/2015	3.006%	15,000	(1,025)	(855)	(170)
MetLife, Inc.	FBF	1.000%	09/20/2015	3.006%	10,000	(684)	(858)	174
MetLife, Inc.	JPM	1.000%	09/20/2015	3.006%	1,000	(68)	(59)	(9)
MetLife, Inc.	UAG	1.000%	03/20/2016	3.107%	10,400	(833)	(162)	(671)
Mexico Government International Bond	BRC	1.000%	06/20/2015	1.231%	2,000	(15)	(1)	(14)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%	12,700	(124)	(162)	38

Mexico Government International Bond	BRC	1.000%	12/20/2015	1.324%	7,800	(94)	(123)	29
Mexico Government International Bond	CBK	1.000%	06/20/2015	1.231%	10,000	(74)	(48)	(26)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.281%	2,200	(21)	(22)	1
Mexico Government International Bond	JPM	1.000%	09/20/2015	1.281%	300	(3)	(4)	1
Mexico Government International Bond	UAG	1.000%	06/20/2015	1.231%	5,100	(38)	(32)	(6)
Morgan Stanley	GST	4.100%	06/20/2012	4.808%	30,000	(52)	0	(52)
Morgan Stanley	GST	0.900%	09/20/2012	4.809%	4,400	(121)	0	(121)
Morgan Stanley	RYL	2.000%	03/20/2013	4.786%	4,700	(150)	0	(150)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.865%	3,600	20	(15)	35
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.865%	6,600	37	(21)	58
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.512%	25,000	(1,460)	(390)	(1,070)
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.512%	1,000	(58)	(19)	(39)
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	1.668%	2,900	(18)	14	(32)
Prudential Financial, Inc.	UAG	1.000%	12/20/2012	1.668%	7,100	(43)	(61)	18
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.135%	400	(2)	0	(2)
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.135%	2,000	(10)	0	(10)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.746%	1,800	21	13	8
Russia Government International Bond	JPM	1.000%	06/20/2015	2.495%	6,800	(332)	(110)	(222)
Russia Government International Bond	MYC	1.000%	06/20/2015	2.495%	1,700	(83)	(26)	(57)
Shell International Finance BV	DUB	1.000%	06/20/2016	0.807%	1,400	12	28	(16)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.780%	6,900	65	132	(67)
South Korea Government Bond	BRC	1.000%	09/20/2015	1.402%	2,700	(38)	(17)	(21)
South Korea Government Bond	BRC	1.000%	12/20/2015	1.432%	2,700	(43)	29	(72)
South Korea Government Bond	JPM	1.000%	06/20/2015	1.367%	3,100	(37)	27	(64)
South Korea Government Bond	JPM	1.000%	09/20/2015	1.402%	1,500	(21)	(6)	(15)
South Korea Government Bond	UAG	1.000%	06/20/2015	1.367%	15,600	(186)	163	(349)
South Korea Government Bond	UAG	1.000%	09/20/2015	1.402%	9,500	(133)	(32)	(101)
South Korea Government Bond	UAG	1.000%	12/20/2015	1.432%	9,500	(152)	83	(235)
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.642%	3,300	(79)	(49)	(30)
Teck Resources Ltd.	BRC	1.000%	03/20/2016	1.707%	8,000	(224)	(19)	(205)
Telefonica Europe BV	JPM	1.000%	09/20/2012	2.304%	10,000	(91)	(95)	4
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.600%	4,200	55	26	29
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.600%	3,300	44	16	28
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.230%	795	9	6	3
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.230%	200	3	2	1
Wells Fargo & Co.	BOA	1.000%	12/20/2016	1.419%	800	(15)	(36)	21

						$(22,360)	$(11,322)	$(11,038)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015	55	$(1)	$0	$(1)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$37,800	$144	$10

(j)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	319	$167	$(32)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	319	79	(191)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,128	325	(39)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,128	372	(955)

				$943	$(1,217)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$37,800	$133	$(102)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	37,800	134	(122)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	26,800	56	(21)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	26,800	56	(62)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	37,800	52	(7)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	37,800	52	(139)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	1,844,200	1,314	(960)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013	1,844,200	1,314	(1,592)

							$3,111	$(3,005)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$52,367	$0	$52,367
Corporate Bonds & Notes
Banking & Finance	0	2,141,948	208	2,142,156
Industrials	0	695,963	43,369	739,332
Utilities	0	336,792	0	336,792
Municipal Bonds & Notes
California	0	5,525	0	5,525
Illinois	0	5,899	0	5,899
New Jersey	0	1,141	0	1,141
New York	0	869	0	869
Texas	0	3,919	0	3,919
Utah	0	926	0	926
U.S. Government Agencies	0	113,095	0	113,095
U.S. Treasury Obligations	0	97,883	0	97,883
Mortgage-Backed Securities	0	8,997	0	8,997
Asset-Backed Securities	0	1,457	0	1,457
Sovereign Issues	0	66,297	0	66,297
Common Stocks
Financials	13	0	0	13
Convertible Preferred Securities
Banking & Finance	28,808	0	0	28,808
Preferred Securities
Banking & Finance	3,544	0	0	3,544
Short-Term Instruments
Repurchase Agreements	0	146	0	146
U.S. Treasury Bills	0	16,436	0	16,436
PIMCO Short-Term Floating NAV Portfolio	175,977	0	0	175,977
Purchased Options
Interest Rate Contracts	0	10	0	10
	$208,342	$3,549,670	$43,577	$3,801,589

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	6,334	0	6,334
Interest Rate Contracts	256	0	0	256
	$256	$6,334	$0	$6,590

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(14,826)	0	(14,826)
Interest Rate Contracts	0	(4,222)	0	(4,222)

	$0	$(19,048)	$0	$(19,048)

Totals	$208,598	$3,536,956	$43,577	$3,789,131

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,753	$0	$(1,890)	$0	$(1,110)	$(4,645)	$0	$(13,900)	$208	$0
Industrials	53,727	8,021	(17,861)	(282)	26	(262)	0	0	43,369	(240)
Short-Term Instruments
Short-Term Notes	989	0	(989)	0	0	0	0	0	0	0

Totals	$76,469	$8,021	$(20,740)	$(282)	$(1,084)	$(4,907)	$0	$(13,900)	$43,577	$(240)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Delos Aircraft, Inc.
7.000% due 03/17/2016		$2,300	$2,315
Delphi Corp.
3.500% due 03/17/2017		814	813
International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,207

Total Bank Loan Obligations (Cost $4,264)			4,335

CORPORATE BONDS & NOTES 71.5%
BANKING & FINANCE 23.7%
Allstate Corp.
6.500% due 05/15/2067		7,425	6,738
American Express Co.
6.800% due 09/01/2066		4,500	4,494
8.150% due 03/19/2038		34,906	51,874
American International Group, Inc.
4.250% due 05/15/2013		225	225
5.600% due 10/18/2016		1,500	1,448
5.850% due 01/16/2018		2,524	2,474
8.175% due 05/15/2068		10,000	9,000
8.250% due 08/15/2018		4,200	4,456
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	13,355
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	1,300	1,675
Banco do Brasil S.A.
4.500% due 01/20/2016		4,000	5,115
6.000% due 01/22/2020		$10,200	11,220
Bank of America Corp.
4.750% due 04/03/2017	EUR	4,000	4,730
5.625% due 07/01/2020		$7,700	7,122
5.650% due 05/01/2018		32,100	30,615
5.750% due 12/01/2017		5,000	4,730
5.875% due 01/05/2021		3,700	3,527
6.000% due 09/01/2017		7,610	7,443
6.500% due 08/01/2016		1,610	1,623
7.000% due 06/15/2016	EUR	2,100	2,772
7.625% due 06/01/2019		$22,610	23,410
Bank One Corp.
8.000% due 04/29/2027		3,600	4,261
Barclays Bank PLC
5.000% due 09/22/2016		4,800	4,977
6.050% due 12/04/2017		4,000	3,635
10.179% due 06/12/2021		10,940	11,620
14.000% due 11/29/2049	GBP	800	1,410
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,609
BBVA Bancomer S.A.
6.500% due 03/10/2021		25,600	24,800
7.250% due 04/22/2020		750	754
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,047
6.400% due 10/02/2017		20,000	22,377
7.250% due 02/01/2018		10,800	12,674
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	9,428
BM&FBovespa S.A.
5.500% due 07/16/2020		1,000	1,035
BNP Paribas S.A.
5.000% due 01/15/2021		15,600	15,036
5.186% due 06/29/2049		6,100	4,087
7.195% due 06/29/2049		17,300	12,240
7.781% due 06/29/2049	EUR	4,000	4,232
BPCE S.A.
5.250% due 07/29/2049		4,150	3,083
Cantor Fitzgerald LP
7.875% due 10/15/2019		$6,690	6,542
Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	10,880
Capital One Capital V
10.250% due 08/15/2039		6,769	7,065
Capital One Capital VI
8.875% due 05/15/2040		36,025	37,519
Caterpillar Financial Australia Ltd.
5.252% due 06/14/2013	AUD	4,000	4,087

CBA Capital Trust II
6.024% due 03/29/2049		$4,000	3,702
Chubb Corp.
6.375% due 03/29/2067		1,000	993
6.500% due 05/15/2038		200	258
CIT Group, Inc.
7.000% due 05/01/2015		271	271
7.000% due 05/01/2016		451	452
7.000% due 05/01/2017		631	632
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,610
Citigroup, Inc.
1.056% due 08/25/2036		1,000	667
5.850% due 12/11/2034		8,500	8,392
5.875% due 05/29/2037		4,527	4,528
6.000% due 08/15/2017		20,000	20,989
6.125% due 05/15/2018		1,600	1,705
6.625% due 06/15/2032		900	836
8.125% due 07/15/2039		120,487	147,735
8.500% due 05/22/2019		11,000	12,963
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		39,500	38,789
6.875% due 03/19/2020	EUR	17,200	19,100
11.000% due 12/29/2049		$14,800	17,391
Countrywide Capital III
8.050% due 06/15/2027		2,680	2,452
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	5,000	4,348
8.375% due 10/29/2049		$5,520	4,167
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	14,318
First Union Capital II
7.950% due 11/15/2029		1,000	1,059
General Electric Capital Corp.
0.571% due 10/06/2015		600	559
0.815% due 05/05/2026		2,300	1,708
0.937% due 08/15/2036		4,000	3,002
5.875% due 01/14/2038		86,663	91,977
6.150% due 08/07/2037		8,385	9,187
6.875% due 01/10/2039		33,964	40,756
General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	6,710
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		15,000	14,825
5.950% due 01/15/2027		210	197
6.000% due 06/15/2020		300	308
6.125% due 02/15/2033		7,400	7,180
6.150% due 04/01/2018		4,700	4,856
6.250% due 09/01/2017		20,000	20,939
6.250% due 02/01/2041		11,100	10,907
6.450% due 05/01/2036		4,000	3,614
6.750% due 10/01/2037		47,600	44,355
7.500% due 02/15/2019		86,050	95,140
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	8,583
HBOS PLC
1.279% due 09/30/2016		1,000	748
2.071% due 03/29/2016	EUR	1,054	1,039
6.000% due 11/01/2033		$3,500	2,144
6.750% due 05/21/2018		20,623	16,551
HCP, Inc.
6.750% due 02/01/2041		4,700	5,322
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	30,106
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	9,339
HSBC Capital Funding LP
4.610% due 12/29/2049		4,600	4,241
10.176% due 12/29/2049		2,122	2,631
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		4,300	3,591
HSBC Finance Corp.
6.676% due 01/15/2021		19,400	20,094
HSBC Holdings PLC
5.100% due 04/05/2021		46,600	49,590
6.100% due 01/14/2042		29,550	33,553
6.500% due 05/02/2036		13,300	13,458
6.500% due 09/15/2037		2,100	2,076
6.800% due 06/01/2038		6,700	6,950
7.350% due 11/27/2032		2,400	2,357
7.625% due 05/17/2032		7,700	7,781
International Lease Finance Corp.
5.750% due 05/15/2016		500	464
7.125% due 09/01/2018		30,700	31,928
Intesa Sanpaolo SpA
6.500% due 02/24/2021		10,000	8,218

8.375% due 10/29/2049	EUR	3,800	3,467
JPMorgan Chase & Co.
4.250% due 10/15/2020		$24,600	24,809
4.400% due 07/22/2020		13,400	13,704
4.625% due 05/10/2021		25,000	25,905
4.950% due 03/25/2020		6,100	6,492
5.400% due 01/06/2042		25,100	26,242
5.600% due 07/15/2041		27,300	28,633
6.000% due 01/15/2018		1,500	1,675
6.300% due 04/23/2019		12,100	13,721
6.400% due 05/15/2038		29,824	34,679
7.900% due 04/29/2049		34,887	37,269
JPMorgan Chase Bank N.A.
0.872% due 06/13/2016		2,100	1,881
JPMorgan Chase Capital XIII
1.529% due 09/30/2034		2,000	1,376
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		1,000	1,014
JPMorgan Chase Capital XX
6.550% due 09/15/2066		500	505
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,500	2,525
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	1,114
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		200	203
Lloyds TSB Bank PLC
5.800% due 01/13/2020		7,300	6,939
6.375% due 01/21/2021		45,099	45,257
Macquarie Bank Ltd.
6.625% due 04/07/2021		37,200	34,343
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,516
Merrill Lynch & Co., Inc.
1.777% due 05/30/2014	EUR	6,200	6,948
5.700% due 05/02/2017		$400	368
6.400% due 08/28/2017		1,645	1,595
6.875% due 04/25/2018		86,320	85,192
6.875% due 11/15/2018		2,500	2,413
7.750% due 05/14/2038		15,700	14,936
MetLife Capital Trust X
9.250% due 04/08/2068		12,700	14,573
MetLife, Inc.
6.375% due 06/15/2034		250	296
Morgan Stanley
1.807% due 03/01/2013	EUR	700	860
1.970% due 04/13/2016		450	473
5.375% due 08/10/2020		3,500	4,002
5.500% due 07/24/2020		$17,700	16,115
5.625% due 09/23/2019		29,500	27,353
5.750% due 01/25/2021		10,000	9,341
6.625% due 04/01/2018		8,100	8,006
7.300% due 05/13/2019		40,410	41,202
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,590	11,275
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,441
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	19,361
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	12,471
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		29,900	35,956
Pacific Life Insurance Co.
9.250% due 06/15/2039		87,156	116,229
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	4,912
Prudential Financial, Inc.
6.200% due 11/15/2040		9,800	10,272
6.625% due 12/01/2037		3,000	3,290
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,272
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		10,000	8,817
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		500	470
Regions Bank
6.450% due 06/26/2037		15,395	12,893
Regions Financial Corp.
7.375% due 12/10/2037		5,470	4,650
Royal Bank of Scotland Group PLC
4.350% due 01/23/2017	EUR	5,000	4,803
4.875% due 08/25/2014		$5,000	4,896
4.875% due 01/20/2017	EUR	900	1,103
5.000% due 05/17/2015		$10,038	10,452
5.500% due 03/23/2020	EUR	8,100	9,793

7.500% due 04/29/2024	GBP	4,000	6,424
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$3,200	3,208
7.750% due 05/29/2018		6,600	7,062
Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	4,000	4,688
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,000	1,000
5.499% due 07/07/2015		5,850	5,938
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,540
SLM Corp.
0.718% due 01/27/2014		200	181
1.756% due 06/17/2013	EUR	3,800	4,695
3.125% due 09/17/2012		3,100	3,965
4.280% due 01/26/2015 (j)	HKD	15,000	1,855
4.875% due 12/17/2012	GBP	600	924
5.000% due 10/01/2013		$3,320	3,328
5.125% due 08/27/2012		700	704
5.375% due 01/15/2013		2,200	2,216
5.375% due 05/15/2014		2,525	2,528
5.625% due 08/01/2033		27,845	20,797
6.250% due 01/25/2016		7,800	7,593
8.000% due 03/25/2020		9,300	9,416
8.450% due 06/15/2018		10,200	10,557
State Street Capital Trust III
5.536% due 01/29/2049		100	98
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		57,405	73,799
Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	196	346
UBS AG
4.875% due 08/04/2020		$5,500	5,470
5.750% due 04/25/2018		22,725	23,570
5.875% due 12/20/2017		4,600	4,796
UBS Preferred Funding Trust V
6.243% due 05/29/2049		800	685
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	6,186
6.600% due 01/15/2038		6,302	7,158
Wachovia Corp.
0.768% due 10/28/2015		8,000	7,283
0.773% due 10/15/2016		1,400	1,247
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,792
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	5,275
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,500	1,547
Wells Fargo Capital X
5.950% due 12/01/2086		2,100	2,124
Weyerhaeuser Co.
6.875% due 12/15/2033		4,825	4,757
6.950% due 10/01/2027		4,500	4,456
7.375% due 10/01/2019		13,000	14,664
7.375% due 03/15/2032		57,086	59,996
7.950% due 03/15/2025		800	890

			2,499,841

INDUSTRIALS 36.2%
Alcoa, Inc.
5.900% due 02/01/2027		9,300	9,206
5.950% due 02/01/2037		18,631	17,697
Altria Group, Inc.
9.250% due 08/06/2019		800	1,075
9.700% due 11/10/2018		5,000	6,734
9.950% due 11/10/2038		26,845	40,890
10.200% due 02/06/2039		67,345	104,950
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		40,400	48,347
American Airlines Pass-Through Trust
5.250% due 07/31/2022 ^		8,234	7,657
10.375% due 01/02/2021 ^		25,422	26,694
Amgen, Inc.
4.950% due 10/01/2041		800	794
5.150% due 11/15/2041		80,850	83,971
5.650% due 06/15/2042		7,900	8,604
6.375% due 06/01/2037		1,150	1,335
6.400% due 02/01/2039		4,700	5,551
Anadarko Holding Co.
7.150% due 05/15/2028		14,050	16,277
Anadarko Petroleum Corp.
6.200% due 03/15/2040		33,450	37,289
6.375% due 09/15/2017		4,200	4,875

6.450% due 09/15/2036	10,700	12,218
7.000% due 11/15/2027	1,000	1,162
7.950% due 06/15/2039	35,960	47,722
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	400	536
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	20,790	32,831
Apache Corp.
5.100% due 09/01/2040	2,100	2,459
ArcelorMittal
7.000% due 10/15/2039	45,995	42,804
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	20,000	25,305
Asciano Finance Ltd.
6.000% due 04/07/2023	22,500	22,583
Aviation Capital Group Corp.
7.125% due 10/15/2020	22,900	22,187
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	4,249	4,270
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	5,028
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	36,289
7.500% due 09/15/2038	6,200	8,445
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	11,469	13,301
BG Energy Capital PLC
5.125% due 10/15/2041	4,000	4,337
Boston Scientific Corp.
5.450% due 06/15/2014	4,500	4,812
6.000% due 01/15/2020	5,100	5,701
7.000% due 11/15/2035	36,599	42,222
7.375% due 01/15/2040	44,897	57,225
Braskem Finance Ltd.
5.750% due 04/15/2021	3,775	3,784
7.000% due 05/07/2020	1,200	1,293
7.375% due 10/29/2049	5,000	5,012
Burlington Northern Santa Fe LLC
5.050% due 03/01/2041	10,900	12,111
5.750% due 05/01/2040	10,000	11,986
6.530% due 07/15/2037	2,500	3,081
7.290% due 06/01/2036	800	1,136
7.950% due 08/15/2030	600	857
Cameron International Corp.
5.950% due 06/01/2041	12,800	14,767
7.000% due 07/15/2038	16,804	20,983
Canadian National Railway Co.
6.375% due 11/15/2037	100	135
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,700	13,559
6.500% due 02/15/2037	2,500	3,224
6.750% due 02/01/2039	18,600	25,104
Caterpillar, Inc.
8.250% due 12/15/2038	100	165
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,565
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	33,010
Cigna Corp.
5.375% due 02/15/2042	15,000	14,940
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	22,400	22,097
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,038
Comcast Corp.
5.650% due 06/15/2035	10,000	11,065
6.400% due 03/01/2040	64,600	80,442
6.450% due 03/15/2037	7,300	8,864
6.550% due 07/01/2039	52,860	65,288
6.950% due 08/15/2037	23,700	30,202
7.050% due 03/15/2033	6,000	7,594
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,750	6,851
6.000% due 07/12/2020	2,000	1,840
7.250% due 05/10/2021	7,137	7,601
9.000% due 07/08/2016	6,384	7,023
Corning, Inc.
5.750% due 08/15/2040	6,800	7,998
COX Communications, Inc.
6.450% due 12/01/2036	1,781	1,920
8.375% due 03/01/2039	39,240	52,621
CSN Islands XI Corp.
6.875% due 09/21/2019	9,700	10,297
CSN Resources S.A.
6.500% due 07/21/2020	10,200	10,710

CSX Corp.
5.500% due 04/15/2041	15,949	18,099
6.220% due 04/30/2040	5,560	6,823
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	12,190
CVS Pass-Through Trust
5.773% due 01/10/2033	8,778	9,000
5.926% due 01/10/2034	18,060	18,695
6.036% due 12/10/2028	2,616	2,730
6.943% due 01/10/2030	8,742	9,716
7.507% due 01/10/2032	20,918	24,261
8.353% due 07/10/2031	1,148	1,409
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (d)	3,384	3,426
6.200% due 01/02/2020	943	1,005
7.750% due 06/17/2021	14,238	15,306
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	72,550	101,329
Devon Energy Corp.
7.950% due 04/15/2032	11,900	17,055
Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	9,982
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	12,287
DIRECTV Holdings LLC
6.000% due 08/15/2040	4,400	4,808
DirecTV Holdings LLC
6.375% due 03/01/2041	25,000	28,875
Discovery Communications LLC
4.375% due 06/15/2021	8,000	8,458
Dow Chemical Co.
5.250% due 11/15/2041	14,000	14,753
9.400% due 05/15/2039	45,009	67,755
Ecolab, Inc.
5.500% due 12/08/2041	15,600	17,319
El Paso Natural Gas Co.
8.375% due 06/15/2032	12,400	15,772
Encana Corp.
5.150% due 11/15/2041	22,050	22,552
6.500% due 08/15/2034	300	351
6.500% due 02/01/2038	20,250	24,043
6.625% due 08/15/2037	16,982	20,544
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,371
7.500% due 07/01/2038	20,100	22,983
9.700% due 03/15/2019	2,000	2,453
Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	5,594
7.550% due 04/15/2038	4,000	5,144
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	407
6.510% due 03/07/2022	1,600	1,632
7.288% due 08/16/2037	26,100	27,046
8.625% due 04/28/2034	14,650	17,324
9.250% due 04/23/2019	30,000	35,817
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	954	1,015
Georgia-Pacific LLC
5.400% due 11/01/2020	6,600	7,321
8.250% due 05/01/2016	3,000	3,334
8.875% due 05/15/2031	2,750	3,785
Gerdau Holdings, Inc.
7.000% due 01/20/2020	7,300	7,738
Gerdau Trade, Inc.
5.750% due 01/30/2021	20,200	20,149
Gilead Sciences, Inc.
5.650% due 12/01/2041	16,600	18,412
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	17,683
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	10,308
Hess Corp.
6.000% due 01/15/2040	3,500	4,148
Highmark, Inc.
6.125% due 05/15/2041	4,000	4,330
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	6,434
7.125% due 08/01/2039	26,900	37,175
Home Depot, Inc.
5.400% due 09/15/2040	15,400	18,458
Hospira, Inc.
5.600% due 09/15/2040	900	869
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	3,093
International Paper Co.
6.000% due 11/15/2041	7,400	8,047

7.300% due 11/15/2039		5,000	6,092
8.700% due 06/15/2038		8,000	10,870
Juniper Networks, Inc.
5.950% due 03/15/2041		46,478	50,921
Kerr-McGee Corp.
7.875% due 09/15/2031		3,000	3,765
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		8,742	9,022
6.500% due 02/01/2037		6,219	6,859
6.500% due 09/01/2039		26,100	29,057
6.550% due 09/15/2040		26,800	30,071
6.950% due 01/15/2038		20,950	23,699
7.400% due 03/15/2031		500	598
Kraft Foods, Inc.
6.500% due 02/09/2040		103,742	135,200
6.875% due 02/01/2038		7,030	9,324
7.000% due 08/11/2037		4,000	5,353
Kroger Co.
5.400% due 07/15/2040		35	38
6.900% due 04/15/2038		5,000	6,440
7.500% due 04/01/2031		150	196
Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	2,308
McKesson Corp.
6.000% due 03/01/2041		2,600	3,329
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		4,300	3,080
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		14,000	15,596
Nakilat, Inc.
6.067% due 12/31/2033		1,400	1,502
NBCUniversal Media LLC
5.950% due 04/01/2041		51,400	60,525
6.400% due 04/30/2040		10,000	12,315
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		4,500	4,498
Newmont Mining Corp.
5.875% due 04/01/2035		395	448
6.250% due 10/01/2039		30,700	36,411
News America, Inc.
6.150% due 02/15/2041		49,100	56,691
6.650% due 11/15/2037		19,131	21,708
6.900% due 08/15/2039		5,229	6,054
7.750% due 12/01/2045		4,773	5,854
Noble Group Ltd.
6.750% due 01/29/2020		1,400	1,218
Nokia OYJ
6.625% due 05/15/2039		2,700	2,592
Norfolk Southern Corp.
4.837% due 10/01/2041		1,424	1,514
7.250% due 02/15/2031		6,266	8,707
Northwest Airlines Pass-Through Trust
1.229% due 11/20/2015		15,835	14,410
Northwest Pipeline GP
6.050% due 06/15/2018		725	831
Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,025
6.604% due 02/03/2021		7,200	7,290
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		16,072	16,635
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,449
6.625% due 06/15/2035		$9,500	10,866
Petro-Canada
5.950% due 05/15/2035		5,000	5,762
Petrobras International Finance Co.
5.750% due 01/20/2020		1,800	1,935
5.875% due 03/01/2018		4,900	5,386
6.875% due 01/20/2040		16,600	19,358
7.875% due 03/15/2019		7,500	8,988
Petroleos Mexicanos
4.875% due 03/15/2015		2,400	2,565
5.500% due 01/21/2021		6,300	6,867
6.500% due 06/02/2041		25,650	28,984
Pfizer, Inc.
7.200% due 03/15/2039		5,000	7,394
Philip Morris International, Inc.
4.375% due 11/15/2041		22,400	23,328
6.375% due 05/16/2038		9,085	11,865
Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	3,819
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	26,914
PPG Industries, Inc.
5.500% due 11/15/2040		3,400	3,945

Pride International, Inc.
6.875% due 08/15/2020		6,800	7,983
7.875% due 08/15/2040		46,900	61,192
8.500% due 06/15/2019		3,038	3,766
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,501
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	8,185
Roche Holdings, Inc.
7.000% due 03/01/2039		4,965	7,047
Rockies Express Pipeline LLC
5.625% due 04/15/2020		5,000	4,768
6.875% due 04/15/2040		46,550	42,883
7.500% due 07/15/2038		25,890	26,486
Rohm and Haas Co.
7.850% due 07/15/2029		7,163	9,278
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	14,140
7.487% due 03/25/2031	GBP	6,100	9,302
Sealed Air Corp.
6.875% due 07/15/2033		$2,000	1,751
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	190
Southern Natural Gas Co.
8.000% due 03/01/2032		4,346	5,389
Statoil ASA
4.250% due 11/23/2041		5,000	5,233
5.100% due 08/17/2040		10,000	11,860
Target Corp.
6.500% due 10/15/2037		1,500	1,996
7.000% due 01/15/2038		12,550	17,572
TCI Communications, Inc.
7.875% due 02/15/2026		105	139
Teck Resources Ltd.
6.000% due 08/15/2040		16,600	18,295
6.125% due 10/01/2035		7,300	8,021
6.250% due 07/15/2041		20,000	23,144
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036		19,200	18,747
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,574
Time Warner Cable, Inc.
6.750% due 06/15/2039		51,900	61,431
7.300% due 07/01/2038		6,700	8,154
Time Warner, Inc.
5.375% due 10/15/2041		5,000	5,426
6.100% due 07/15/2040		26,100	30,651
6.200% due 03/15/2040		10,000	11,799
6.250% due 03/29/2041		14,850	17,836
6.500% due 11/15/2036		7,500	9,064
7.700% due 05/01/2032		21,050	27,502
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		1,484	1,853
7.250% due 08/15/2038		2,000	2,769
7.625% due 01/15/2039		3,500	5,056
Transocean, Inc.
6.500% due 11/15/2020		10,600	10,964
6.800% due 03/15/2038		59,000	59,556
7.375% due 04/15/2018		6,000	6,464
7.500% due 04/15/2031		4,550	4,728
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		5,100	4,845
UAL Pass-Through Trust
9.750% due 07/15/2018		35,262	38,083
10.400% due 05/01/2018		7,295	8,069
UnitedHealth Group, Inc.
4.625% due 11/15/2041		14,000	14,749
6.625% due 11/15/2037		2,600	3,344
Vale Overseas Ltd.
6.875% due 11/21/2036		30,950	35,335
6.875% due 11/10/2039		52,840	60,683
8.250% due 01/17/2034		11,300	14,602
Wal-Mart Stores, Inc.
4.875% due 07/08/2040		190	220
5.000% due 10/25/2040		630	743
6.200% due 04/15/2038		7,100	9,552
6.500% due 08/15/2037		9,836	13,612
WEA Finance LLC
4.625% due 05/10/2021		5,000	4,915
7.125% due 04/15/2018		12,900	14,432
Weatherford International Ltd.
6.750% due 09/15/2040		10,000	11,362
Williams Cos., Inc.
7.500% due 01/15/2031		11,127	13,579
7.875% due 09/01/2021		916	1,129
8.750% due 03/15/2032		29,088	38,162

Williams Partners LP
6.300% due 04/15/2040	22,000	26,871
Woodside Finance Ltd.
4.600% due 05/10/2021	6,000	6,136
Wyeth
5.950% due 04/01/2037	500	642
Xstrata Canada Financial Corp.
6.000% due 11/15/2041	25,000	25,696
Xstrata Finance Canada Ltd.
6.900% due 11/15/2037	1,500	1,674

		3,820,760

UTILITIES 11.6%
AEP Texas Central Co.
6.650% due 02/15/2033	500	641
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,889
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,382
6.103% due 06/27/2012	2,200	2,250
8.700% due 08/07/2018	18,500	22,356
Appalachian Power Co.
6.375% due 04/01/2036	4,350	5,396
6.700% due 08/15/2037	2,100	2,721
7.000% due 04/01/2038	700	941
AT&T Corp.
8.000% due 11/15/2031	2,554	3,613
AT&T, Inc.
5.350% due 09/01/2040	106,623	120,162
6.300% due 01/15/2038	26,830	32,996
6.400% due 05/15/2038	36,325	44,951
6.450% due 06/15/2034	2,300	2,771
6.500% due 09/01/2037	17,904	22,329
6.550% due 02/15/2039	3,500	4,460
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,241
British Telecommunications PLC
9.625% due 12/15/2030	10,200	14,393
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,500	3,990
Cleco Power LLC
6.000% due 12/01/2040	17,400	21,266
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,472
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	3,542
5.700% due 06/15/2040	5,000	6,285
6.300% due 08/15/2037	4,000	5,347
6.750% due 04/01/2038	9,350	13,115
Constellation Energy Group, Inc.
7.600% due 04/01/2032	9,000	11,614
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	48,941
Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	11,921
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,194
EDF S.A.
6.950% due 01/26/2039	15,750	18,566
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,310
Entergy Corp.
5.125% due 09/15/2020	8,500	8,483
Exelon Generation Co. LLC
6.250% due 10/01/2039	8,490	10,363
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	47,574	53,356
Florida Power Corp.
5.650% due 04/01/2040	6,800	8,484
France Telecom S.A.
8.500% due 03/01/2031	11,100	15,849
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,424
Idaho Power Co.
4.850% due 08/15/2040	9,000	9,729
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,612
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,217
7.350% due 02/01/2019	200	251
Kentucky Utilities Co.
5.125% due 11/01/2040	17,200	20,652
Koninklijke KPN NV
8.375% due 10/01/2030	18,590	23,883

MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,578
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,776
6.125% due 04/01/2036	10,725	12,830
6.500% due 09/15/2037	20,200	25,406
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	989
7.768% due 12/15/2037	63,605	57,823
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	28,662
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,486
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,564
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	17,175
7.250% due 01/15/2033	3,400	4,577
7.500% due 09/01/2038	4,615	6,520
Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	9,760
6.050% due 03/01/2034	5,200	6,447
6.250% due 03/01/2039	9,900	12,782
6.350% due 02/15/2038	1,000	1,300
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	592
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,582
Progress Energy, Inc.
7.750% due 03/01/2031	400	569
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,863
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	6,960
Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,900	11,026
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,762	1,899
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,707	1,830
5.838% due 09/30/2027	16,700	17,869
6.332% due 09/30/2027	10,450	11,387
6.750% due 09/30/2019	3,000	3,563
Shell International Finance BV
5.500% due 03/25/2040	100	125
Southern California Edison Co.
6.000% due 01/15/2034	400	516
6.050% due 03/15/2039	4,630	6,146
6.650% due 04/01/2029	600	792
Southern Power Co.
6.375% due 11/15/2036	3,500	3,786
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,671
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,328
Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	6,488
7.721% due 06/04/2038	14,450	12,339
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	9,560
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,206
6.625% due 03/20/2017	11,700	11,992
7.250% due 02/02/2020	26,050	27,092
7.500% due 07/18/2016	8,950	9,464
7.875% due 03/13/2018	11,420	12,319
Toledo Edison Co.
6.150% due 05/15/2037	11,490	13,842
Verizon Communications, Inc.
6.000% due 04/01/2041	10,617	13,188
6.400% due 02/15/2038	14,500	18,438
6.900% due 04/15/2038	19,085	25,552
7.350% due 04/01/2039	14,592	20,434
8.950% due 03/01/2039	26,395	42,338
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,619
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	511
8.875% due 11/15/2038	14,129	23,382
Vodafone Group PLC
6.150% due 02/27/2037	31,800	39,639

6.250% due 11/30/2032	2,400	3,021

		1,225,961

Total Corporate Bonds & Notes (Cost $7,048,811)		7,546,562

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	1,200	1,185

Total Convertible Bonds & Notes (Cost $1,064)		1,185

MUNICIPAL BONDS & NOTES 10.1%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,314

CALIFORNIA 4.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	9,400	12,274
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	832
6.907% due 10/01/2050	28,945	37,725
6.918% due 04/01/2040	1,600	2,046
7.043% due 04/01/2050	25,600	33,709
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	85
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	557
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,264
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	11,834
7.350% due 11/01/2039	1,000	1,190
7.500% due 04/01/2034	5,580	6,701
7.550% due 04/01/2039	7,685	9,404
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	15,200	18,783
7.625% due 03/01/2040	2,200	2,709
7.700% due 11/01/2030	2,400	2,729
7.950% due 03/01/2036	27,000	30,558
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	9,396
7.804% due 03/01/2035	9,010	10,072
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,271
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	15,413
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	102
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,423
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	457
6.750% due 08/01/2049	34,095	43,466
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	5,906
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	18,601
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	2,000	2,414
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	5,872
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,487
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	1,954
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	276
5.755% due 07/01/2029	170	185
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	23,083
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	8,585
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	339
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,215
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,319

Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,238
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	9,850	11,344
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	22,444
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,891
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	13,127
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,439
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	140
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,852
6.583% due 05/15/2049	6,600	7,930
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,132
6.398% due 05/15/2031	10,000	11,608
6.548% due 05/15/2048	23,200	27,627

		468,008

COLORADO 0.0%
Aurora, Colorado Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	111

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	4,361

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,376

GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	121
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	5,452
6.655% due 04/01/2057	3,780	3,890

		9,463

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	987
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	467
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,281
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	375	387
7.350% due 07/01/2035	4,150	4,582

		9,704

INDIANA 0.1%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	5,905

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,714

LOUISIANA 0.0%
Louisiana State Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	107

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	40
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	3,855

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,938

		11,833

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,067

NEW JERSEY 0.5%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,192
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	38,917
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	558
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	342

		54,009

NEW YORK 2.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	553
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	6,983
6.668% due 11/15/2039	300	368
6.687% due 11/15/2040	550	676
6.814% due 11/15/2040	11,485	14,421
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,855
5.968% due 03/01/2036	12,015	14,461
6.246% due 06/01/2035	11,500	12,824
6.271% due 12/01/2037	4,965	6,126
6.646% due 12/01/2031	20,000	23,072
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	1,999
5.790% due 06/15/2041	4,700	5,060
5.882% due 06/15/2044	10,000	12,353
6.011% due 06/15/2042	200	252
6.124% due 06/15/2042	12,300	13,313
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	458
5.000% due 06/15/2044	24,550	26,485
5.375% due 06/15/2043	55	61
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,951
5.572% due 11/01/2038	14,000	16,260
5.932% due 11/01/2036	15,500	17,232
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	337
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,093
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	4,570	5,408
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	19,395

		209,996

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,405

OHIO 1.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,267
6.449% due 02/15/2044	1,000	1,163
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	20,279
6.270% due 02/15/2050	3,100	3,497
7.834% due 02/15/2041	1,050	1,451
8.084% due 02/15/2050	42,225	58,976
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,925	6,517

		100,150

PENNSYLVANIA 0.3%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,374
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,650

Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	6,732
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,561

		26,317

TENNESSEE 0.1%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	12,915

TEXAS 1.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	7,976
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,344
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	27,889
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	27
5.250% due 12/01/2048	170	181
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	614
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	8,569
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,673
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	11,443
5.808% due 02/01/2041	2,000	2,409
6.308% due 02/01/2037	4,300	4,793
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	3,575	4,348
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	16,311
4.681% due 04/01/2040	4,700	5,223
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	20,900	24,300

		117,100

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024	5,400	6,324
King WA Sewer Reve Countynue, Washington Revenue Bonds, Series 2009
5.000% due 01/01/2039	30	32
King WA Sewer Reve Countynue, Washington Revenue Bonds, Series 2010
5.000% due 01/01/2045	225	241
Washington State General Obligation Bonds, (BABs), Series 2009
5.481% due 08/01/2039	4,000	4,711

		11,308

Total Municipal Bonds & Notes (Cost $902,376)		1,065,163

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
4.000% due 10/01/2040 - 01/01/2042	652,559	685,699
4.500% due 02/01/2040	5,270	5,614
6.000% due 01/01/2023 - 06/01/2038	451	498
7.000% due 11/01/2026	43	49
8.500% due 08/01/2026	4	4
Freddie Mac
3.319% due 08/15/2032	215	226
Ginnie Mae
4.500% due 09/15/2033	34	38
6.500% due 02/15/2017	11	12
8.500% due 09/15/2030	13	14
9.000% due 12/15/2017	6	7

Total U.S. Government Agencies (Cost $684,513)		692,161

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	26,600	27,801
3.500% due 02/15/2039	55,100	61,867
3.750% due 08/15/2041 (c)(e)(f)	747,999	877,730
4.250% due 11/15/2040 (c)(e)(f)	109,900	139,865
4.750% due 02/15/2041 (c)(e)(f)	241,405	332,083
U.S. Treasury Notes
2.000% due 11/15/2021	3,300	3,337

U.S. Treasury Strips
0.000% due 11/15/2040		1,500	624

Total U.S. Treasury Obligations (Cost $1,380,283)			1,443,307

ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.917% due 06/20/2022	EUR	29	37

Total Asset-Backed Securities (Cost $39)			37

SOVEREIGN ISSUES 2.2%
Australia Government Bond
5.750% due 07/15/2022	AUD	500	598
Australia Government CPI Linked Bond
4.000% due 08/20/2020		22,400	42,571
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,521
Brazil Government International Bond
5.625% due 01/07/2041		1,750	2,039
7.125% due 01/20/2037		10,800	14,958
8.250% due 01/20/2034		28,850	43,635
8.750% due 02/04/2025		1,000	1,505
10.250% due 01/10/2028	BRL	3,240	1,989
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		688	369
10.000% due 01/01/2014		683	363
10.000% due 01/01/2017		26,739	13,777
Colombia Government International Bond
6.125% due 01/18/2041		$200	248
Export-Import Bank of Korea
8.125% due 01/21/2014		2,000	2,221
Korea Development Bank
8.000% due 01/23/2014		2,000	2,202
Mexico Government International Bond
6.050% due 01/11/2040		1,920	2,357
6.750% due 09/27/2034		7,500	9,806
7.500% due 04/08/2033		11,600	16,414
8.300% due 08/15/2031		700	1,050
Qatar Government International Bond
6.400% due 01/20/2040		9,000	10,620
United Kingdom Gilt
4.750% due 12/07/2030	GBP	30,900	62,120

Total Sovereign Issues (Cost $206,152)			230,363

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		200	211

Total Convertible Preferred Securities (Cost $204)			211

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS 0.0%
Banc of America Securities LLC
0.060% due 01/03/2012		$3,000	3,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $3,108. Repurchase proceeds are $3,000.)
U.S. TREASURY BILLS 0.2%
0.042% due 01/19/2012 - 12/13/2012 (a)(c)		22,694	22,690

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.6%
	17,391,999	174,163

Total Short-Term Instruments (Cost $199,850)		199,853

PURCHASED OPTIONS (h) 0.1%
(Cost $13,344)		13,355
Total Investments 106.0% (Cost $10,440,900)		$11,196,532
Written Options (i) (0.2%) (Premiums $25,821)		(17,319)
Other Assets and Liabilities (Net) (5.8%)		(616,066)

Net Assets 100.0%		$10,563,147

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $51,994 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $72,508 at a weighted average interest rate of 0.075%. On December 31, 2011, securities valued at $1,448 were pledged as collateral for reverse repurchase agreements.

(e)	Securities with an aggregate market value of $12,661 and cash of $101 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2013	328	$351
90-Day Euribor December Futures	Long	12/2014	71	94
90-Day Euribor June Futures	Long	06/2014	472	786
90-Day Euribor March Futures	Long	03/2014	826	1,048
90-Day Euribor September Futures	Long	09/2014	714	896
90-Day Eurodollar June Futures	Long	06/2014	2,848	4,552
Australia Government 10-Year Bond March Futures	Long	03/2012	745	1,035
U.S. Treasury 10-Year Note March Futures	Long	03/2012	267	149

				$8,911

(f)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $11,682 and cash of $24 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-17 5-Year Index	1.000%	12/20/2016	$100,000	$(903)	$166

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.000%	12/21/2013		$13,000	$(72)	$(18)
Receive	3-Month USD-LIBOR	1.800%	10/13/2016		65,000	(2,121)	(869)
Pay	3-Month USD-LIBOR	2.750%	12/15/2020		21,700	1,555	403
Receive	3-Month USD-LIBOR	3.250%	12/21/2021		30,800	(3,541)	(1,077)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021		29,900	3,438	249
Receive	6-Month EUR-EURIBOR	2.500%	03/21/2022	EUR	165,100	(1,832)	(1,469)

						$(2,573)	$(2,781)

(g)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.397%	$14,100	$257	$208	$49
JPMorgan Chase & Co.	DUB	(1.000%	)	09/20/2016	1.363%	8,600	136	113	23
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	1.363%	6,400	102	55	47

							$495	$376	$119

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	4.063%	$5,000	$(1,029)	$(436)	$(593)
Alcoa, Inc.	BPS	1.000%	06/20/2021	4.073%	5,000	(1,049)	(446)	(603)
Alcoa, Inc.	CBK	1.000%	03/20/2021	4.063%	2,800	(576)	(242)	(334)
Alcoa, Inc.	GST	1.000%	06/20/2021	4.073%	2,500	(524)	(205)	(319)
Alcoa, Inc.	HUS	1.000%	03/20/2016	3.206%	4,400	(371)	(225)	(146)

Alcoa, Inc.	MYC	1.000%	06/20/2015	2.896%		1,400	(86)	(156)	70
Alcoa, Inc.	MYC	1.000%	03/20/2016	3.206%		450	(38)	(24)	(14)
Alcoa, Inc.	MYC	1.000%	06/20/2021	4.073%		10,900	(2,288)	(972)	(1,316)
Alcoa, Inc.	RYL	1.000%	06/20/2021	4.073%		10,000	(2,099)	(893)	(1,206)
American International Group, Inc.	GST	1.000%	09/20/2021	4.858%		15,000	(3,549)	(1,601)	(1,948)
ArcelorMittal	BOA	1.000%	03/20/2016	5.121%		6,200	(920)	(245)	(675)
ArcelorMittal	BPS	1.000%	03/20/2016	5.121%		1,600	(238)	(70)	(168)
ArcelorMittal	BRC	1.000%	03/20/2016	5.121%		3,300	(490)	(180)	(310)
ArcelorMittal	BRC	1.000%	09/20/2016	5.228%		600	(100)	(40)	(60)
ArcelorMittal	FBF	1.000%	03/20/2016	5.121%		7,000	(1,040)	(355)	(685)
ArcelorMittal	GST	1.000%	03/20/2016	5.121%		12,000	(1,782)	(516)	(1,266)
ArcelorMittal	HUS	1.000%	03/20/2016	5.121%		1,000	(148)	(44)	(104)
ArcelorMittal	JPM	1.000%	03/20/2016	5.121%		400	(60)	(16)	(44)
ArcelorMittal	MYC	1.000%	03/20/2016	5.121%		6,400	(950)	(392)	(558)
Australia Government Bond	DUB	1.000%	06/20/2016	0.716%		24,300	310	588	(278)
Australia Government Bond	UAG	1.000%	09/20/2015	0.613%		5,500	80	140	(60)
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.872%		16,100	81	(81)	162
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.872%		1,600	8	(9)	17
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.916%		200	0	1	(1)
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.872%		4,700	24	(43)	67
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.872%		7,800	39	(25)	64
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.916%		5,700	21	14	7
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.872%		1,500	7	(4)	11
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	1.051%		900	(2)	10	(12)
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	1.309%		3,900	(42)	0	(42)
BMW U.S. Capital LLC	CBK	1.000%	09/20/2015	1.309%		6,200	(66)	9	(75)
BNP Paribas S.A.	DUB	3.000%	03/20/2016	5.129%	EUR	5,100	(504)	(468)	(36)
BNP Paribas S.A.	GST	3.000%	03/20/2016	5.129%		2,600	(257)	(245)	(12)
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.866%		$3,000	15	21	(6)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.866%		13,500	67	32	35
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.961%		1,500	3	3	0
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.866%		5,000	25	12	13
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.961%		2,500	5	5	0
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.000%		8,700	4	78	(74)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.388%		2,700	13	(46)	59
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.866%		2,600	13	5	8
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.961%		19,200	38	137	(99)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.388%		14,700	(214)	(124)	(90)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.764%		3,000	8	4	4
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.350%		7,500	(92)	(64)	(28)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.764%		2,000	5	3	2
Brazil Government International Bond	CBK	1.000%	06/20/2015	1.306%		5,000	(50)	(97)	47
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.422%		39,800	(666)	(275)	(391)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.388%		3,500	(51)	(33)	(18)
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.857%		7,600	(525)	(314)	(211)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.764%		2,000	5	3	2
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.350%		3,400	(42)	(34)	(8)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.422%		25,000	(418)	(153)	(265)
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.857%		8,400	(580)	(349)	(231)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.223%		2,800	(17)	(25)	8
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.350%		8,500	(105)	(81)	(24)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.388%		6,100	(88)	(45)	(43)
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.306%		2,000	(20)	(24)	4
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.288%		6,000	(64)	18	(82)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.234%		5,100	(41)	(17)	(24)
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.234%		5,100	(41)	(17)	(24)
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.288%		3,600	(39)	12	(51)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	1.265%		12,500	(130)	173	(303)
Caterpillar, Inc.	BPS	1.000%	03/20/2016	1.265%		9,200	(95)	126	(221)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	1.265%		5,200	(54)	71	(125)
China Government International Bond	BRC	1.000%	06/20/2016	1.350%		10,200	(149)	154	(303)
China Government International Bond	CBK	1.000%	12/20/2016	1.450%		1,600	(33)	(77)	44
China Government International Bond	DUB	1.000%	12/20/2015	1.249%		10,000	(92)	175	(267)
China Government International Bond	DUB	1.000%	12/20/2016	1.450%		200	(4)	(10)	6
China Government International Bond	FBF	1.000%	12/20/2016	1.450%		9,600	(199)	(469)	270
China Government International Bond	HUS	1.000%	06/20/2015	1.149%		6,700	(31)	124	(155)
China Government International Bond	HUS	1.000%	09/20/2015	1.203%		4,500	(31)	58	(89)
China Government International Bond	JPM	0.820%	12/20/2014	1.054%		12,000	(78)	0	(78)
China Government International Bond	JPM	1.000%	09/20/2015	1.203%		3,000	(21)	29	(50)
China Government International Bond	JPM	1.000%	12/20/2016	1.450%		7,600	(157)	(370)	213
China Government International Bond	MYC	1.000%	06/20/2015	1.149%		17,000	(79)	298	(377)
China Government International Bond	MYC	1.000%	12/20/2016	1.450%		1,700	(36)	(81)	45
China Government International Bond	RYL	0.750%	12/20/2014	1.054%		4,000	(34)	0	(34)
China Government International Bond	RYL	1.000%	06/20/2016	1.350%		14,500	(211)	152	(363)
China Government International Bond	RYL	1.000%	12/20/2016	1.450%		7,400	(154)	(344)	190
China Government International Bond	UAG	1.000%	12/20/2016	1.450%		4,000	(83)	(186)	103
Codelco, Inc.	BRC	1.000%	03/20/2012	0.793%		4,000	3	11	(8)
Comcast Corp.	RYL	1.000%	12/20/2015	0.806%		1,200	10	0	10
Credit Agricole S.A.	BRC	1.000%	03/20/2016	2.524%	EUR	3,300	(247)	(168)	(79)
Danone	DUB	1.000%	03/20/2016	0.758%		$2,100	22	34	(12)
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.303%		10,300	(485)	(320)	(165)
Denmark Government International Bond	DUB	0.250%	09/20/2016	1.303%		3,200	(151)	(107)	(44)
Denmark Government International Bond	GST	0.250%	09/20/2016	1.303%		7,000	(330)	(219)	(111)
Denmark Government International Bond	RYL	0.250%	09/20/2016	1.303%		1,200	(56)	(36)	(20)
Denmark Government International Bond	UAG	0.250%	09/20/2016	1.303%		3,500	(165)	(114)	(51)
E.ON International Finance BV	HUS	1.000%	03/20/2016	1.191%		1,000	(7)	11	(18)

Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	1.053%	5,000	(8)	(24)	16
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	1.090%	1,700	(6)	(7)	1
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.090%	5,000	(15)	(32)	17
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.168%	1,100	(8)	0	(8)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	1.090%	1,800	(6)	(4)	(2)
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	1.168%	5,000	(34)	10	(44)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	1.053%	2,000	(3)	(8)	5
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.090%	1,300	(3)	5	(8)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	1.053%	1,600	(3)	(8)	5
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.168%	3,000	(21)	1	(22)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	1.011%	10,000	0	(53)	53
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	1.053%	3,000	(4)	(14)	10
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	1.090%	2,000	(6)	8	(14)
Export-Import Bank of China	FBF	1.000%	12/20/2012	1.210%	1,000	(2)	(14)	12
France Government Bond	BRC	0.250%	03/20/2016	2.031%	4,100	(288)	(162)	(126)
France Government Bond	CBK	0.250%	03/20/2016	2.031%	12,700	(892)	(510)	(382)
France Government Bond	GST	0.250%	03/20/2016	2.031%	27,100	(1,904)	(1,072)	(832)
France Government Bond	MYC	0.250%	09/20/2016	2.128%	14,800	(1,210)	(692)	(518)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.772%	1,500	(48)	(16)	(32)
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	1.772%	7,100	(230)	(77)	(153)
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	1.674%	12,500	(333)	(48)	(285)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	2.013%	1,000	(9)	(21)	12
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	2.013%	500	(5)	(10)	5
Gazprom Via Gaz Capital S.A.	HUS	1.000%	03/20/2012	1.734%	19,800	(25)	(36)	11
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.013%	1,000	(9)	(20)	11
Gazprom Via Gazprom International S.A.	MYC	1.000%	03/20/2012	1.734%	4,100	(5)	0	(5)
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.013%	1,000	(10)	(21)	11
General Electric Capital Corp.	BOA	1.000%	12/20/2015	2.342%	14,400	(709)	(420)	(289)
General Electric Capital Corp.	CBK	1.000%	09/20/2016	2.436%	500	(31)	(10)	(21)
General Electric Capital Corp.	CBK	1.000%	09/20/2019	2.548%	1,000	(99)	(102)	3
International Lease Finance Corp.	BOA	5.000%	06/20/2016	6.724%	1,800	(101)	(106)	5
International Lease Finance Corp.	CBK	5.000%	06/20/2016	6.724%	200	(11)	(12)	1
International Lease Finance Corp.	DUB	5.000%	06/20/2016	6.724%	700	(40)	(37)	(3)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.254%	600	(6)	(6)	0
Japan Government International Bond	GST	1.000%	06/20/2015	1.133%	12,500	(52)	227	(279)
Japan Government International Bond	GST	1.000%	09/20/2015	1.180%	8,000	(49)	118	(167)
Japan Government International Bond	GST	1.000%	03/20/2016	1.254%	12,300	(122)	(127)	5
Japan Government International Bond	JPM	1.000%	03/20/2016	1.254%	500	(5)	(6)	1
Japan Government International Bond	MYC	1.000%	03/20/2016	1.254%	2,000	(20)	(25)	5
Lafarge S.A.	BOA	1.000%	09/20/2016	4.404%	500	(69)	(38)	(31)
Lafarge S.A.	FBF	1.000%	06/20/2016	4.312%	10,200	(1,314)	(686)	(628)
Lafarge S.A.	MYC	1.000%	06/20/2016	4.312%	1,700	(219)	(119)	(100)
MetLife, Inc.	BOA	1.000%	12/20/2015	3.060%	12,500	(928)	(698)	(230)
MetLife, Inc.	BOA	1.000%	03/20/2016	3.107%	2,600	(208)	(78)	(130)
MetLife, Inc.	BOA	1.000%	06/20/2021	3.414%	25,000	(4,244)	(1,593)	(2,651)
MetLife, Inc.	CBK	1.000%	03/20/2016	3.107%	3,400	(273)	(70)	(203)
MetLife, Inc.	CBK	1.000%	09/20/2016	3.188%	600	(55)	(18)	(37)
MetLife, Inc.	DUB	1.000%	12/20/2014	2.803%	15,000	(752)	(840)	88
MetLife, Inc.	DUB	1.000%	03/20/2016	3.107%	1,600	(129)	(39)	(90)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.362%	1,100	113	134	(21)
MetLife, Inc.	GST	1.000%	03/20/2015	2.873%	2,100	(118)	(118)	0
MetLife, Inc.	GST	1.000%	12/20/2015	3.060%	16,600	(1,233)	(758)	(475)
MetLife, Inc.	JPM	1.000%	12/20/2015	3.060%	4,300	(319)	(192)	(127)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.107%	1,400	(112)	(33)	(79)
MetLife, Inc.	UAG	1.000%	12/20/2015	3.060%	7,500	(557)	(370)	(187)
Mexico Government International Bond	BOA	1.000%	06/20/2016	1.410%	7,100	(122)	7	(129)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.281%	3,800	(37)	(48)	11
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.324%	4,200	(50)	(66)	16
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.528%	1,500	7	3	4
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.410%	9,400	(162)	(31)	(131)
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.136%	2,500	(9)	(49)	40
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.281%	6,000	(58)	(60)	2
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.410%	6,000	(103)	0	(103)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.528%	1,500	8	4	4
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.362%	23,000	(330)	(76)	(254)
Mexico Government International Bond	HUS	1.000%	06/20/2016	1.410%	6,000	(103)	6	(109)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.528%	3,500	18	9	9
Mexico Government International Bond	JPM	1.000%	06/20/2015	1.231%	800	(6)	0	(6)
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.410%	19,000	(328)	(9)	(319)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.362%	27,000	(387)	(89)	(298)
National Bank of Abu Dhabi PJSC	BRC	1.000%	03/20/2012	0.936%	3,500	2	11	(9)
National Bank of Abu Dhabi PJSC	GST	1.000%	03/20/2012	0.936%	4,900	3	6	(3)
Nokia OYJ	MYC	1.000%	09/20/2013	2.335%	8,500	(188)	(99)	(89)

Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.832%		800	51	0	51
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.775%		2,000	(123)	(88)	(35)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	0.867%		1,300	1	2	(1)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.868%		11,000	15	(136)	151
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.397%		8,800	(64)	(27)	(37)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.868%		1,200	1	(8)	9
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.052%		5,000	(1)	(28)	27
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.723%		1,900	(49)	(61)	12
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.865%		1,600	9	(4)	13
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.865%		5,000	28	(37)	65
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.865%		3,100	17	(11)	28
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.865%		2,500	14	(18)	32
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	1.427%		1,900	(29)	(4)	(25)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.746%		2,600	30	19	11
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.746%		3,000	34	20	14
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.746%		3,700	42	25	17
Royal Bank of Scotland Group PLC	DUB	3.000%	06/20/2018	7.390%	EUR	1,400	(372)	(25)	(347)
Royal Bank of Scotland Group PLC	FBF	3.000%	06/20/2018	7.390%		10,700	(2,850)	(195)	(2,655)
Russia Government International Bond	BRC	1.000%	12/20/2012	1.564%		$1,700	(9)	(24)	15
Russia Government International Bond	CBK	1.000%	12/20/2012	1.564%		1,500	(8)	(21)	13
Russia Government International Bond	CBK	1.000%	06/20/2015	2.495%		9,500	(465)	(136)	(329)
Russia Government International Bond	CBK	1.000%	03/20/2016	2.616%		21,900	(1,385)	(236)	(1,149)
Russia Government International Bond	FBF	1.000%	12/20/2012	1.564%		1,000	(5)	(10)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	1.564%		1,000	(5)	(10)	5
Russia Government International Bond	HUS	1.000%	03/20/2016	2.616%		14,600	(924)	(199)	(725)
Russia Government International Bond	MYC	1.000%	12/20/2012	1.564%		1,000	(5)	(10)	5
Russia Government International Bond	MYC	1.000%	12/20/2014	2.393%		1,500	(59)	(56)	(3)
Russia Government International Bond	MYC	1.000%	06/20/2016	2.666%		10,100	(694)	(136)	(558)
Russia Government International Bond	RYL	1.000%	03/20/2016	2.616%		22,000	(1,391)	(227)	(1,164)
Russia Government International Bond	UAG	1.000%	06/20/2015	2.495%		10,000	(489)	(152)	(337)
Russia Government International Bond	UAG	1.000%	06/20/2016	2.666%		9,000	(618)	(117)	(501)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	3.360%		300	(28)	(16)	(12)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	3.360%		400	(36)	(21)	(15)
Shell International Finance BV	BRC	1.000%	09/20/2015	0.738%		32,700	325	377	(52)
Shell International Finance BV	DUB	1.000%	09/20/2015	0.738%		13,700	136	157	(21)
Shell International Finance BV	FBF	1.000%	12/20/2015	0.760%		2,400	24	41	(17)
Shell International Finance BV	FBF	1.000%	09/20/2016	0.830%		300	3	6	(3)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.780%		14,000	132	269	(137)
SLM Corp.	BOA	5.000%	03/20/2016	6.047%		1,100	(38)	(10)	(28)
SLM Corp.	GST	5.000%	12/20/2016	6.268%		2,200	(105)	(86)	(19)
South Korea Government Bond	BOA	1.000%	06/20/2016	1.503%		5,700	(119)	11	(130)
South Korea Government Bond	BRC	1.000%	09/20/2015	1.402%		3,000	(42)	(19)	(23)
South Korea Government Bond	BRC	1.000%	06/20/2016	1.503%		10,500	(220)	25	(245)
South Korea Government Bond	DUB	1.000%	12/20/2012	0.982%		7,500	4	(39)	43
South Korea Government Bond	DUB	0.920%	12/20/2014	1.297%		2,200	(23)	0	(23)
South Korea Government Bond	DUB	1.000%	06/20/2015	1.367%		7,500	(90)	79	(169)
South Korea Government Bond	DUB	1.000%	06/20/2016	1.503%		8,800	(184)	19	(203)
South Korea Government Bond	FBF	0.930%	12/20/2014	1.297%		1,000	(10)	0	(10)
South Korea Government Bond	FBF	1.000%	12/20/2015	1.432%		5,000	(80)	59	(139)
South Korea Government Bond	JPM	1.000%	12/20/2012	0.982%		4,600	2	(29)	31
South Korea Government Bond	JPM	0.930%	12/20/2014	1.297%		800	(8)	0	(8)
South Korea Government Bond	JPM	1.000%	09/20/2015	1.402%		1,600	(22)	(6)	(16)
South Korea Government Bond	JPM	1.000%	12/20/2015	1.432%		13,900	(223)	(10)	(213)
South Korea Government Bond	UAG	1.000%	09/20/2015	1.402%		9,400	(131)	(31)	(100)
South Korea Government Bond	UAG	1.000%	12/20/2015	1.432%		6,800	(109)	64	(173)
Spain Government Bond	CBK	1.000%	06/20/2016	3.736%		4,500	(477)	(306)	(171)
Spain Government Bond	GST	1.000%	03/20/2016	3.724%		2,000	(202)	(123)	(79)
Spain Government Bond	HUS	1.000%	03/20/2016	3.724%		7,500	(754)	(456)	(298)
Spain Government Bond	MYC	1.000%	06/20/2016	3.736%		3,500	(371)	(241)	(130)
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.642%		3,600	(87)	(54)	(33)
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.866%		1,500	(57)	(32)	(25)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	3.578%		4,400	(403)	(102)	(301)
Tesco PLC	HUS	1.000%	03/20/2016	0.951%		4,100	10	52	(42)
TNK-BP Finance S.A.	HUS	1.000%	03/20/2012	2.439%		7,100	(20)	(13)	(7)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	9.002%	JPY	300,000	(142)	(333)	191
Total Capital S.A.	JPM	1.000%	09/20/2015	0.744%		$4,800	47	67	(20)
Total Capital S.A.	MYC	1.000%	09/20/2015	0.744%		7,500	73	111	(38)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.600%		5,500	72	13	59
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.600%		2,000	27	10	17
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.472%		2,000	(40)	(5)	(35)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.472%		7,900	(157)	(34)	(123)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.472%		11,000	(217)	(65)	(152)
Transocean, Inc.	DUB	5.000%	03/20/2012	1.700%		3,600	33	14	19
Transocean, Inc.	FBF	5.000%	03/20/2012	1.700%		1,500	14	5	9
Transocean, Inc.	FBF	5.000%	09/20/2012	1.701%		1,400	37	(17)	54
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.214%	EUR	7,600	4	(66)	70
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.214%		15,200	7	(126)	133
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.214%		13,500	7	(131)	138
United Kingdom Gilt	BPS	1.000%	09/20/2015	0.751%		$800	7	12	(5)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%		3,000	31	33	(2)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.648%		6,700	77	99	(22)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.872%		2,600	15	45	(30)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.872%		8,300	50	144	(94)
Volkswagen International Finance NV	CBK	1.000%	09/20/2016	1.623%	EUR	2,500	(88)	(57)	(31)
Volkswagen International Finance NV	FBF	1.000%	09/20/2016	1.623%		5,100	(178)	(102)	(76)
Wells Fargo & Co.	BOA	1.000%	12/20/2016	1.419%		$400	(8)	(18)	10
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	2.313%	EUR	3,600	(237)	(90)	(147)
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	2.313%		5,500	(361)	(134)	(227)

							$(55,594)	$(21,919)	$(33,675)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016	60,000	$(425)	$(94)	$(331)
CDX.IG-17 5-Year Index	DUB	1.000%	12/20/2016	22,700	(205)	(482)	277
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016	15,000	(135)	(144)	9
CDX.IG-17 5-Year Index	GST	1.000%	12/20/2016	195,000	(1,754)	(2,686)	932
CDX.IG-17 5-Year Index	UAG	1.000%	12/20/2016	30,000	(270)	(277)	7

					$(2,789)	$(3,683)	$894

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	80,000	$0	$320	$(320)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		250,000	123	(749)	872
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		85,500	85	(224)	309
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		160,000	449	57	392
Pay	1-Year BRL-CDI	10.780%	01/02/2014	BPS		400,000	1,187	0	1,187
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		301,100	1,019	80	939
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		108,400	408	67	341
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		953,100	4,463	1,159	3,304
Pay	1-Year BRL-CDI	11.150%	01/02/2014	JPM		205,800	1,237	708	529
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		10,000	103	0	103
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		355,000	6,652	324	6,328
Pay	1-Year BRL-CDI	12.540%	01/02/2014	JPM		135,000	2,510	213	2,297
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		550,000	10,232	736	9,496
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		134,000	2,506	528	1,978
Pay	1-Year BRL-CDI	12.550%	01/02/2014	HUS		123,000	2,360	480	1,880
Pay	6-Month AUD Bank Bill	4.750%	06/15/2022	JPM	AUD	42,500	425	(263)	688
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	BRC		12,600	378	209	169
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	CBK		19,500	586	99	487
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB		32,200	968	391	577
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	JPM		29,200	878	93	785
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	763,000	(433)	(110)	(323)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	CBK		165,000	(93)	191	(284)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		28,000	(16)	(17)	1
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		628,000	(356)	121	(477)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	JPM		114,100	(65)	(7)	(58)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		291,000	(78)	315	(393)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	HUS		229,000	(86)	206	(292)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	JPM		62,000	(23)	38	(61)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		336,000	(125)	267	(392)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		1,048,900	4,226	2,219	2,007
Pay	28-Day MXN TIIE	7.500%	06/02/2021	JPM		8,500	34	15	19
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		204,600	824	569	255
Pay	28-Day MXN TIIE	6.750%	08/31/2021	BRC		812,200	68	329	(261)
Pay	28-Day MXN TIIE	6.750%	08/31/2021	HUS		288,000	24	399	(375)

							$40,470	$8,763	$31,707

(h)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		$96,800	$368	$27
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	10,600	630	269
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		23,600	1,305	600

								$2,303	$896

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	04/03/2012	$87,000	$10,260	$11,587
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	06/18/2012	6,700	781	872

					$11,041	$12,459

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on December 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	695	$364	$(70)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	695	173	(416)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,892	543	(65)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,892	616	(1,602)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	963	759	(76)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	754	322	(147)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	754	658	(175)

				$3,435	$(2,551)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$335,700	$1,188	$(903)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	(1,083)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		289,600	604	(232)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		289,600	605	(670)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		671,300	923	(126)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		671,300	923	(2,469)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		456,300	3,667	(181)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		3,810,700	2,687	(1,984)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		3,810,700	2,687	(3,289)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		175,000	2,498	(1,146)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	47,200	707	(227)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		98,300	1,362	(473)

								$19,039	$(12,783)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.800%	03/21/2012	$500,000	$2,175	$(1,186)
Call - OTC CDX.IG-17 5-Year Index	CBK	Buy	1.200%	03/21/2012	46,900	258	(252)
Put - OTC CDX.IG-17 5-Year Index	CBK	Sell	1.200%	03/21/2012	46,900	483	(382)

						$2,916	$(1,820)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$(82)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	(83)

						$431	$(165)

(j)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,658	$1,855	0.02%

(k)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	33,442	02/2012	JPM	$0	$(1,151)	$(1,151)
Buy	BRL	62,601	01/2012	GST	0	(1,101)	(1,101)
Sell		62,601	01/2012	GST	0	(189)	(189)
Buy		61,793	01/2012	HUS	186	0	186
Sell		61,793	01/2012	HUS	0	(739)	(739)
Buy		808	01/2012	JPM	2	0	2
Sell		808	01/2012	JPM	0	(3)	(3)
Sell		62,601	03/2012	GST	1,139	0	1,139
Buy	EUR	662	01/2012	BRC	0	(20)	(20)
Buy		948	01/2012	CBK	0	(46)	(46)
Buy		1,815	01/2012	DUB	0	(112)	(112)
Sell		65,944	01/2012	FBL	2,748	0	2,748
Buy		65,944	01/2012	GST	0	(1,170)	(1,170)
Sell		3,705	01/2012	JPM	99	0	99
Buy		279	01/2012	RBC	0	(12)	(12)
Buy		1,629	01/2012	UAG	0	(97)	(97)
Sell		65,944	02/2012	GST	1,175	0	1,175
Buy	GBP	1,129	01/2012	BRC	0	(20)	(20)
Sell		11,575	01/2012	BRC	175	0	175
Sell		46,367	01/2012	GST	540	0	540
Buy		56,813	01/2012	RBC	0	(739)	(739)
Sell		56,813	02/2012	RBC	738	0	738
Sell	HKD	12,094	02/2012	UAG	0	(4)	(4)
Buy	JPY	27,958	01/2012	DUB	0	(1)	(1)
Sell	MXN	70,108	03/2012	DUB	5	0	5
Buy		17,623	03/2012	HUS	2	(10)	(8)

					$6,809	$(5,414)	$1,395

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$4,335	$0	$4,335
Corporate Bonds & Notes
Banking & Finance	0	2,499,841	0	2,499,841
Industrials	0	3,677,950	142,810	3,820,760
Utilities	0	1,225,961	0	1,225,961
Convertible Bonds & Notes
Industrials	0	1,185	0	1,185
Municipal Bonds & Notes
Arizona	0	3,314	0	3,314
California	0	468,008	0	468,008
Colorado	0	111	0	111
District of Columbia	0	4,361	0	4,361
Florida	0	8,376	0	8,376
Georgia	0	9,463	0	9,463
Illinois	0	9,704	0	9,704
Indiana	0	5,905	0	5,905
Iowa	0	4,714	0	4,714
Louisiana	0	107	0	107
Massachusetts	0	11,833	0	11,833
Mississippi	0	4,067	0	4,067
New Jersey	0	54,009	0	54,009
New York	0	209,996	0	209,996
North Carolina	0	3,405	0	3,405
Ohio	0	100,150	0	100,150
Pennsylvania	0	26,317	0	26,317
Tennessee	0	12,915	0	12,915
Texas	0	117,100	0	117,100
Washington	0	11,308	0	11,308
U.S. Government Agencies	0	692,161	0	692,161
U.S. Treasury Obligations	0	1,443,307	0	1,443,307
Asset-Backed Securities	0	37	0	37
Sovereign Issues	0	230,363	0	230,363
Convertible Preferred Securities
Banking & Finance	211	0	0	211
Short-Term Instruments
Repurchase Agreements	0	3,000	0	3,000
U.S. Treasury Bills	0	22,690	0	22,690
PIMCO Short-Term Floating NAV Portfolio	174,163	0	0	174,163
Purchased Options
Interest Rate Contracts	0	896	12,459	13,355
	$174,374	$10,866,889	$155,269	$11,196,532

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,581	0	4,581
Foreign Exchange Contracts	0	6,809	0	6,809
Interest Rate Contracts	8,911	35,595	0	44,506

	$8,911	$46,985	$0	$55,896

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(38,897)	0	(38,897)
Foreign Exchange Contracts	0	(5,414)	0	(5,414)
Interest Rate Contracts	0	(22,003)	(165)	(22,168)
	$0	$(66,314)	$(165)	$(66,479)

Totals	$183,285	$10,847,560	$155,104	$11,185,949

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$127,873	$30,119	$(7,567)	$(546)	$(394)	$(6,675)	$0	$0	$142,810	$(6,775)
Purchased Options
Interest Rate Contracts	0	11,041	0	0	0	1,418	0	0	12,459	1,419

	127,873	41,160	(7,567)	(546)	(394)	(5,257)	0	0	155,269	(5,356)
Financial Derivative Instruments (7) - Assets
Credit Contracts	11	0	(11)	0	0	0	0	0	0	0
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(4,649)	0	0	0	2,757	1,727	0	0	(165)	75

Totals	$123,235	$41,160	$(7,578)	$(546)	$2,363	$(3,530)	$0	$0	$155,104	$(5,281)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,744	$1,819

Total Corporate Bonds & Notes (Cost $1,744)		1,819

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	908

Total Municipal Bonds & Notes (Cost $1,379)		908

U.S. GOVERNMENT AGENCIES 140.1%
Fannie Mae
0.000% due 08/25/2022 (b)	10	9
0.317% due 12/25/2036	1,459	1,394
0.354% due 07/25/2037	2,270	2,181
0.424% due 04/25/2035	1,697	1,684
0.444% due 10/25/2035	5,038	4,932
0.494% due 03/25/2035 - 10/27/2037	47,990	47,718
0.514% due 07/25/2032 - 09/26/2033	399	391
0.544% due 02/25/2037 - 05/25/2037	6,738	6,711
0.554% due 06/25/2032	5	5
0.574% due 10/25/2033	1	1
0.594% due 12/25/2028	38	38
0.654% due 02/25/2033	44	43
0.685% due 04/18/2028	85	85
0.694% due 06/25/2029 - 06/25/2032	1,116	1,114
0.704% due 04/25/2036	1,371	1,371
0.735% due 10/18/2030	79	80
0.764% due 12/25/2040	38,645	38,531
0.774% due 12/25/2040	99,480	99,239
0.794% due 03/25/2017 - 01/25/2041	271,943	271,565
0.813% due 09/18/2027	186	187
0.863% due 06/25/2018	3	3
0.874% due 08/25/2037 - 06/25/2041	30,962	30,992
0.894% due 05/25/2036	1,928	1,926
0.944% due 09/25/2023	93	94
0.963% due 06/25/2022	0	0
1.194% due 04/25/2032 - 04/25/2037	23,127	23,391
1.213% due 04/25/2021	1	1
1.413% due 05/25/2023	46	47
1.418% due 08/01/2042 - 10/01/2044	5,561	5,602
1.496% due 03/01/2035	568	576
1.613% due 11/25/2021	27	27
1.618% due 10/01/2030 - 12/01/2040	711	727
1.645% due 07/01/2030	26	26
1.828% due 06/01/2023	26	26
1.904% due 09/01/2035	859	897
2.088% due 04/01/2022	56	59
2.115% due 05/01/2035	274	286
2.125% due 06/01/2017 - 04/01/2033	149	154
2.129% due 11/01/2035	988	1,020
2.144% due 03/01/2025	18	19
2.154% due 09/01/2035	2,173	2,262
2.170% due 01/01/2030	37	37
2.187% due 02/01/2035	875	913
2.200% due 11/01/2026	103	107
2.215% due 11/01/2035	41	42
2.230% due 04/01/2030	8	8
2.270% due 09/01/2028	3	3
2.277% due 08/01/2029 - 07/01/2032	134	138
2.295% due 06/01/2019	5	5
2.311% due 10/01/2028	63	66
2.325% due 11/01/2023	0	0
2.330% due 02/01/2027	82	86
2.339% due 01/01/2035	452	476
2.342% due 11/01/2025	61	64
2.345% due 07/01/2035	480	507
2.348% due 02/01/2026	11	11
2.350% due 07/01/2035	227	241
2.360% due 03/01/2035	411	432
2.367% due 02/01/2032	741	779

2.375% due 06/01/2026 - 08/01/2035	369	389
2.381% due 05/25/2035	587	615
2.390% due 05/01/2029	16	16
2.395% due 09/01/2030	23	24
2.396% due 11/01/2025	130	137
2.402% due 09/01/2030 - 02/01/2034	316	334
2.404% due 12/01/2031	16	17
2.405% due 09/01/2031	39	41
2.409% due 05/01/2026	24	26
2.415% due 07/01/2034	404	426
2.424% due 04/01/2030	17	17
2.426% due 03/01/2024 - 06/01/2035	113	117
2.427% due 07/01/2024	3	3
2.455% due 04/01/2030 - 11/01/2031	89	91
2.457% due 10/01/2035	291	308
2.489% due 05/01/2027	121	129
2.500% due 08/01/2017	26	26
2.507% due 06/01/2035	6,440	6,806
2.509% due 06/01/2032	286	300
2.520% due 07/01/2017 - 04/01/2032	12	12
2.525% due 03/01/2030 - 05/01/2030	419	426
2.526% due 10/01/2016 - 10/01/2031	110	112
2.548% due 12/01/2035	123	128
2.550% due 02/01/2035	197	208
2.560% due 03/01/2017 - 09/01/2034	479	508
2.566% due 11/01/2019 - 10/01/2023	30	30
2.610% due 12/01/2029	4	4
2.611% due 05/01/2036	210	216
2.621% due 02/01/2021	58	59
2.623% due 11/01/2017	11	11
2.634% due 05/01/2019	127	129
2.648% due 07/01/2027	24	25
2.652% due 04/01/2035	154	164
2.659% due 09/01/2017	206	211
2.691% due 04/01/2019	38	38
2.718% due 03/01/2018	5	5
2.720% due 02/01/2024	107	113
2.750% due 07/01/2017 - 12/01/2023	34	36
2.764% due 12/01/2027	29	30
2.842% due 08/01/2024	2	2
2.875% due 08/01/2023	14	14
2.932% due 02/01/2015	24	24
3.000% due 02/01/2027	99,000	101,955
3.044% due 02/01/2017	147	153
3.056% due 06/01/2030	101	106
3.100% due 11/01/2017	3	3
3.145% due 06/01/2029	25	25
3.160% due 12/01/2017	99	103
3.250% due 06/01/2017	4	4
3.366% due 08/01/2029 - 05/01/2036	2,485	2,543
3.478% due 09/01/2027	3	3
3.500% due 09/01/2013 - 01/01/2042	508,443	526,708
3.573% due 08/01/2026	23	24
3.649% due 05/01/2036	24	25
3.730% due 10/01/2016	24	24
3.753% due 06/01/2029	12	12
3.835% due 05/01/2036	18	19
3.987% due 05/01/2036	50	53
4.000% due 11/01/2013 - 02/01/2042	1,413,059	1,486,568
4.000% due 07/01/2025 - 10/01/2041 (g)	48,059	50,594
4.119% due 01/01/2026	13	13
4.122% due 02/01/2026	42	44
4.207% due 03/01/2035	203	214
4.305% due 04/01/2020	87	87
4.322% due 11/01/2028	529	565
4.360% due 08/01/2028	183	196
4.370% due 11/01/2028	291	311
4.418% due 02/01/2028	225	241
4.500% due 01/01/2013 - 01/01/2042	979,969	1,043,976
4.500% due 09/01/2040 (g)	45,824	48,815
4.523% due 01/01/2028	11	12
4.663% due 02/01/2031	420	433
4.695% due 02/01/2025	40	40
4.699% due 09/01/2034	106	114
4.746% due 09/01/2035	158	168
4.774% due 11/01/2035	2,498	2,667
4.875% due 05/01/2019	10	11
4.957% due 01/01/2029	20	21
4.977% due 07/01/2024	6	6
4.996% due 01/01/2024	5	5
5.000% due 01/01/2012 - 01/01/2042	339,259	367,148
5.000% due 02/01/2036 (g)	91,570	99,013
5.031% due 05/01/2035	950	1,016
5.080% due 12/01/2030	472	491
5.177% due 10/01/2035	256	271
5.334% due 02/01/2031	181	183

5.335% due 02/01/2030	370	397
5.359% due 11/01/2035	347	374
5.500% due 11/01/2017 - 01/01/2042	659,999	720,151
5.500% due 09/01/2038 (g)	49,035	53,442
5.504% due 02/01/2031	152	163
5.558% due 09/01/2020	14	14
5.617% due 02/01/2036	363	392
5.700% due 08/01/2018	300	323
5.750% due 11/01/2024	1	1
6.000% due 03/25/2017 - 02/01/2042	618,689	681,984
6.250% due 12/25/2013	234	242
6.290% due 02/25/2029	1,500	1,668
6.300% due 06/25/2031 - 10/17/2038	5,624	6,736
6.350% due 06/25/2020	757	778
6.390% due 05/25/2036	14	14
6.410% due 08/01/2016	865	905
6.450% due 09/01/2016	3,181	3,297
6.500% due 07/18/2012 - 01/01/2042	120,140	134,801
6.589% due 10/25/2031	24	27
6.703% due 08/01/2028	1,273	1,455
6.850% due 12/18/2027	955	1,098
6.875% due 02/01/2018	60	61
6.997% due 01/01/2030	242	261
7.000% due 01/01/2013 - 06/01/2037	2,018	2,315
7.491% due 08/01/2014	4	4
7.500% due 12/01/2012 - 07/25/2041	2,264	2,608
7.730% due 01/01/2025	865	972
7.800% due 10/25/2022 - 06/25/2026	104	121
8.000% due 06/01/2015 - 08/01/2030	28	31
8.200% due 04/25/2025	39	44
8.500% due 11/01/2017	71	78
8.750% due 11/25/2019 - 06/25/2021	124	145
8.790% due 06/25/2032	116	118
9.000% due 04/01/2016 - 11/01/2025	79	91
9.000% due 05/25/2022 - 06/25/2022 (a)	34	7
9.500% due 11/25/2020 - 04/01/2025	265	301
15.500% due 10/01/2012	0	0
510.000% due 09/25/2019 (a)	0	2
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.774% due 01/25/2013	1,320	1,311
8.346% due 04/25/2030	468	459
FDIC Structured Sale Guaranteed Notes
0.795% due 11/29/2037	5,600	5,558
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	143	141
6.896% due 07/01/2020	223	221
7.430% due 07/01/2018 - 07/01/2024	3,471	3,435
7.430% due 12/01/2018 ^	81	80
7.450% due 05/01/2021	842	833
Freddie Mac
0.428% due 07/15/2019 - 10/15/2020	2,163	2,159
0.478% due 03/15/2031 - 09/15/2035	422	422
0.508% due 02/15/2019	3,805	3,801
0.528% due 07/15/2034	78	78
0.534% due 07/25/2031	42	41
0.544% due 05/25/2031	273	267
0.574% due 09/25/2031	293	279
0.578% due 05/15/2036	175	175
0.628% due 12/15/2029 - 12/15/2030	1,057	1,058
0.678% due 06/15/2018	1,762	1,764
0.728% due 08/15/2029 - 08/15/2032	23,643	23,591
0.748% due 11/15/2040	46,296	46,165
0.758% due 10/15/2040	88,255	88,032
0.763% due 03/15/2024 - 09/15/2026	451	451
0.778% due 02/15/2028 - 11/15/2040	173,798	173,653
0.813% due 05/15/2023	1	1
0.818% due 10/15/2037	28,859	28,968
0.828% due 03/15/2032 - 07/15/2041	3,673	3,669
0.858% due 07/15/2037	4,869	4,878
0.878% due 08/15/2035	6,988	7,036
1.228% due 04/15/2031	3,667	3,669
1.278% due 06/15/2031	246	250
1.388% due 11/25/2019 (a)	87,011	7,343
1.478% due 07/15/2027	1,328	1,328
1.609% due 07/25/2044	18,071	18,427
1.750% due 01/01/2017 - 10/01/2024	19	19
1.758% due 10/01/2023	625	641
2.085% due 04/01/2025	29	30
2.200% due 09/01/2027 - 10/01/2027	37	38
2.226% due 10/01/2018	3	3
2.250% due 04/01/2018 - 10/01/2024	132	137
2.267% due 12/01/2035	2,242	2,365
2.269% due 03/01/2033	206	213
2.293% due 01/01/2028	89	94

2.303% due 08/01/2029	34	36
2.312% due 06/01/2022	36	36
2.330% due 11/01/2027	159	168
2.348% due 12/01/2032	111	116
2.350% due 09/01/2026	193	202
2.356% due 08/01/2031	14	14
2.365% due 10/01/2023	56	59
2.375% due 08/01/2031 - 10/01/2035	554	586
2.385% due 06/01/2024	22	23
2.394% due 02/01/2029 - 04/01/2031	272	286
2.403% due 07/01/2024	59	59
2.415% due 11/01/2027	119	120
2.417% due 11/01/2027	5	5
2.420% due 09/01/2028	29	30
2.447% due 06/01/2022	4	4
2.450% due 05/01/2019 - 09/01/2027	51	51
2.460% due 12/01/2026	16	17
2.476% due 10/01/2024	89	94
2.478% due 10/01/2036	555	585
2.480% due 11/01/2029	1,283	1,359
2.491% due 08/01/2027	12	12
2.498% due 02/01/2031	12	13
2.499% due 03/01/2032	75	79
2.500% due 03/01/2033	76	77
2.503% due 06/01/2028	73	77
2.508% due 07/01/2028	324	343
2.519% due 12/01/2029	201	213
2.526% due 05/01/2017 - 09/01/2018	122	126
2.536% due 09/01/2024	24	25
2.542% due 05/01/2032	33	33
2.565% due 05/01/2032	423	447
2.575% due 06/01/2030	3	3
2.578% due 05/01/2032	204	204
2.580% due 07/01/2030	178	185
2.585% due 02/01/2029	137	145
2.594% due 07/01/2027	49	52
2.596% due 02/01/2027	392	416
2.598% due 07/01/2029	32	33
2.601% due 10/01/2027	37	39
2.615% due 07/01/2030	17	18
2.639% due 02/01/2027	38	39
2.665% due 08/01/2030	9	10
2.698% due 11/01/2034	430	458
2.703% due 03/01/2027	8	8
2.725% due 05/01/2032	10	10
2.816% due 08/01/2018	45	47
3.125% due 09/01/2018 - 12/01/2018	8	9
3.213% due 07/01/2019	55	55
3.250% due 04/01/2019	16	16
3.319% due 08/15/2032	860	905
3.500% due 12/15/2022 - 07/15/2032	91	94
4.000% due 03/15/2023 - 01/01/2042	270,114	283,351
4.500% due 03/01/2029 - 11/01/2041	451,672	479,103
4.500% due 05/01/2029 - 06/01/2041 (g)	162,694	172,699
4.523% due 03/01/2029	86	88
5.000% due 11/15/2017 - 08/01/2041	286,814	309,513
5.000% due 09/01/2038 - 01/01/2039 (g)	117,203	126,088
5.081% due 08/01/2035	635	681
5.215% due 03/01/2035	303	306
5.500% due 03/15/2017 - 01/01/2042	355,832	386,756
5.500% due 06/01/2035 (g)	38,320	41,746
6.000% due 03/01/2017 - 05/01/2040	84,534	93,215
6.250% due 12/15/2028	814	886
6.500% due 08/01/2016 - 10/25/2043	19,007	21,356
7.000% due 11/15/2020 - 12/01/2032	854	985
7.000% due 10/25/2023 (a)	69	12
7.400% due 02/01/2021	185	183
7.500% due 03/01/2022 - 01/15/2030	297	339
7.500% due 08/15/2029 (a)	16	3
7.645% due 05/01/2025	762	900
8.000% due 11/01/2013 - 09/01/2030	39	42
8.500% due 11/15/2018 - 08/01/2027	195	225
9.000% due 12/15/2020 - 02/15/2021	175	180
9.050% due 06/15/2019	36	41
9.500% due 12/15/2020 - 06/01/2021	202	201
9.500% due 11/01/2021 (a)	17	4
Ginnie Mae
0.483% due 05/16/2030 - 02/16/2032	488	488
0.583% due 12/16/2026 - 01/16/2031	612	614
0.635% due 06/20/2032	242	243
0.683% due 06/16/2031 - 03/16/2032	708	712
0.733% due 10/16/2030	25	25
0.783% due 02/16/2030 - 04/16/2032	528	530
0.795% due 09/20/2061	49,165	49,070
0.833% due 12/16/2025	395	397
0.883% due 02/16/2030	63	63

0.933% due 02/16/2030	55	55
1.079% due 01/20/2060	13,929	14,019
1.181% due 01/20/2059	1,078	1,081
1.201% due 10/20/2058	954	957
1.204% due 08/20/2058	2,466	2,474
1.235% due 03/20/2031	2,477	2,484
1.285% due 02/20/2031	1,512	1,524
1.625% due 08/20/2017 - 07/20/2035	24,500	25,208
1.750% due 02/20/2032	333	345
1.794% due 03/16/2051 (a)	50,005	3,824
1.875% due 11/20/2031	1,226	1,265
2.000% due 08/20/2021 - 12/20/2032	3,682	3,800
2.125% due 12/20/2027 - 01/20/2030	33	35
2.250% due 01/20/2028 - 03/20/2030	593	614
2.375% due 04/20/2017 - 04/20/2033	18,994	19,659
2.500% due 09/20/2017 - 09/20/2030	611	633
3.000% due 06/20/2018 - 01/20/2034	6,983	7,298
3.500% due 03/20/2016 - 02/01/2042	196,200	205,042
4.000% due 11/20/2018 - 02/01/2042	276,818	296,976
4.500% due 09/15/2033 - 01/01/2042	333,477	363,867
5.000% due 07/15/2033 - 01/01/2042	370,896	410,992
5.500% due 05/15/2031 - 01/01/2042	140,710	158,173
6.000% due 10/15/2023 - 01/01/2042	99,376	112,704
6.250% due 03/16/2029	1,938	2,088
6.500% due 10/15/2023 - 01/01/2042	30,527	34,791
6.962% due 03/16/2041	3,100	3,288
7.000% due 09/15/2012 - 02/16/2029	807	883
7.500% due 02/15/2017 - 11/15/2031	1,327	1,483
7.750% due 10/15/2025	18	18
8.000% due 12/15/2017 - 09/20/2031	3,568	3,846
8.500% due 06/15/2027 - 03/20/2031	919	1,044
9.000% due 04/15/2020 - 08/20/2030	65	69
9.500% due 12/15/2021	39	45
NCUA Guaranteed Notes
0.744% due 11/05/2020	199,220	199,220
0.834% due 12/08/2020	82,651	82,979
Small Business Administration
5.370% due 04/01/2028	9,151	10,208
5.490% due 05/01/2028	11,532	12,872
5.870% due 05/01/2026 - 07/01/2028	9,095	10,368
6.220% due 12/01/2028	1,557	1,783
7.190% due 12/01/2019	102	114
7.220% due 11/01/2020	386	432
Vendee Mortgage Trust
6.500% due 03/15/2029	1,584	1,852
6.809% due 01/15/2030	516	612

Total U.S. Government Agencies (Cost $10,200,661)		10,325,903

MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
2.847% due 09/25/2035	2,217	1,524
American Home Mortgage Assets
0.484% due 10/25/2046	2,735	1,107
0.584% due 08/25/2037	12,942	975
American Home Mortgage Investment Trust
0.534% due 05/25/2047	2,758	304
2.620% due 02/25/2045	2,129	1,824
Banc of America Funding Corp.
0.575% due 05/20/2035	1,675	835
5.753% due 10/25/2036 ^	3,668	2,131
5.837% due 01/25/2037	3,024	1,802
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034	15	13
2.803% due 06/20/2031	220	191
2.873% due 07/25/2033	212	202
2.881% due 02/25/2036	1,343	960
3.434% due 07/20/2032	49	31
6.500% due 10/25/2031	57	57
BCAP LLC Trust
0.794% due 01/26/2036	10,498	8,997
5.500% due 11/26/2035	19,000	19,227
Bear Stearns Adjustable Rate Mortgage Trust
2.593% due 08/25/2033	1,878	1,800
2.601% due 08/25/2033	1,340	1,276
2.725% due 04/25/2034	16	14
2.776% due 01/25/2034	6	5
2.821% due 02/25/2033	15	12
3.079% due 11/25/2030	7	7
Bear Stearns Alt-A Trust
2.515% due 11/25/2036	1,379	684
2.592% due 05/25/2035	982	721
2.823% due 11/25/2036	1,224	594
3.846% due 08/25/2036 ^	6,889	1,393
5.017% due 11/25/2036	702	373

Bear Stearns Commercial Mortgage Securities
5.714% due 06/11/2040	400	431
7.000% due 05/20/2030	1,594	1,786
Bear Stearns Mortgage Securities, Inc.
3.498% due 06/25/2030	13	13
Bear Stearns Structured Products, Inc.
3.618% due 12/26/2046	2,957	1,754
Bella Vista Mortgage Trust
0.535% due 05/20/2045	850	411
CC Mortgage Funding Corp.
0.474% due 05/25/2036	540	299
0.544% due 08/25/2035	1,017	629
0.740% due 01/25/2035	700	328
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	19	19
6.500% due 02/25/2024	290	289
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049	100	111
6.072% due 12/10/2049	5,600	5,838
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,237	1,105
2.660% due 05/25/2035	34	29
2.700% due 08/25/2035	1,980	901
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	250	278
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,692	1,832
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	1	1
Commercial Mortgage Acceptance Corp.
1.217% due 07/15/2031 (a)	1,546	53
Commercial Mortgage Pass-Through Certificates
2.426% due 07/10/2046 (a)	92,755	6,972
2.467% due 07/10/2046 (a)	58,453	5,614
4.867% due 05/10/2043	15,223	15,995
5.306% due 12/10/2046	1,900	2,068
Community Program Loan Trust
4.500% due 10/01/2018	68	68
Countrywide Alternative Loan Trust
0.435% due 05/20/2046	3	3
0.464% due 01/25/2037	1,011	505
0.484% due 11/25/2046	4,109	2,240
0.485% due 07/20/2046	1,805	628
0.494% due 05/25/2036	766	375
0.495% due 03/20/2046	3,736	1,844
0.504% due 05/25/2035	2,199	1,166
0.504% due 07/25/2046	3,577	1,940
0.514% due 05/25/2035	406	220
0.524% due 08/25/2046	2,352	359
0.544% due 05/25/2035	594	189
0.544% due 09/25/2046	4,050	399
0.544% due 10/25/2046	2,042	606
0.554% due 07/25/2046	2,850	206
0.564% due 05/25/2036	2,129	410
0.565% due 09/20/2046	8,850	625
0.574% due 12/25/2035	553	330
0.634% due 10/25/2046	2,250	95
0.644% due 06/25/2037	4,020	331
0.644% due 06/25/2047	381	56
0.664% due 11/25/2035	1,017	182
0.714% due 12/25/2035	1,313	356
6.000% due 10/25/2032	95	100
6.250% due 11/25/2036 ^	3,505	2,587
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035	2,352	1,347
0.584% due 04/25/2035	1,596	878
0.594% due 04/25/2046	3,293	576
0.604% due 03/25/2035	3,788	2,129
0.624% due 02/25/2035	1,404	923
0.634% due 02/25/2035	38	23
0.634% due 03/25/2036	1,260	434
0.644% due 02/25/2036	1,939	504
0.694% due 03/25/2035	887	138
2.250% due 07/19/2031	8	8
2.298% due 09/25/2034	836	496
2.741% due 11/19/2033	22	19
2.795% due 08/25/2034	1,244	859
2.866% due 11/19/2033	43	35
5.242% due 02/20/2036	1,505	991
5.593% due 09/25/2047	2,629	1,583
Credit Suisse First Boston Mortgage Securities Corp.
0.024% due 08/15/2038 (a)	247,436	228
2.399% due 06/25/2033	57	53
4.666% due 03/15/2036	164	167
4.811% due 06/25/2032	5	4

Credit Suisse Mortgage Capital Certificates
0.348% due 02/15/2022	1,113	1,068
0.508% due 10/15/2021	994	930
5.579% due 04/25/2037	3,603	1,923
5.695% due 04/16/2049	4,600	5,031
5.713% due 06/15/2039	3,500	3,689
6.417% due 07/26/2037	13,301	13,161
DBUBS Mortgage Trust
1.627% due 07/12/2044	7,687	7,698
Deutsche Mortgage Securities, Inc.
1.510% due 06/28/2047	19,227	19,039
DLJ Mortgage Acceptance Corp.
4.621% due 11/25/2023	14	10
Extended Stay America Trust
3.128% due 01/05/2013 (a)	79,378	2,295
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,837
8.970% due 09/18/2027	4,000	1,400
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	1,092	1,040
First Nationwide Trust
6.750% due 08/21/2031	40	42
First Republic Mortgage Loan Trust
0.628% due 11/15/2031	5,337	4,909
1.157% due 11/15/2031	1,271	957
3.247% due 06/25/2030	3,545	3,246
Greenpoint Mortgage Funding Trust
0.494% due 10/25/2046	3,260	648
0.494% due 12/25/2046 ^	3,142	455
0.514% due 06/25/2045	1,575	929
0.524% due 06/25/2045	5,788	3,089
0.564% due 04/25/2036 ^	2,605	379
0.614% due 09/25/2046 ^	2,718	304
0.634% due 10/25/2046	3,620	301
Greenpoint Mortgage Pass-Through Certificates
2.798% due 10/25/2033	166	132
GS Mortgage Securities Corp.
1.840% due 03/06/2020	2,810	2,737
GSR Mortgage Loan Trust
0.554% due 08/25/2046	3,793	603
2.429% due 06/25/2034	106	85
2.772% due 04/25/2036	670	480
GSRPM Mortgage Loan Trust
1.094% due 11/25/2031	105	105
Harborview Mortgage Loan Trust
0.415% due 04/19/2038	1,001	579
0.477% due 07/21/2036	3,099	1,752
0.535% due 09/19/2046 ^	2,345	357
2.526% due 11/19/2034	132	74
2.750% due 07/19/2035	89	66
2.764% due 08/19/2034	4,421	3,128
5.249% due 08/19/2036 ^	2,026	1,325
Homebanc Mortgage Trust
0.474% due 12/25/2036	803	485
Indymac ARM Trust
1.785% due 01/25/2032	11	9
Indymac INDB Mortgage Loan Trust
0.594% due 11/25/2035 ^	337	125
Indymac Index Mortgage Loan Trust
0.494% due 11/25/2046	3,980	770
0.504% due 05/25/2046	2,308	1,248
0.534% due 07/25/2035	2,183	1,309
0.544% due 02/25/2037	2,450	338
0.594% due 06/25/2037 ^	817	227
0.614% due 02/25/2035	469	277
2.409% due 01/25/2036	3	2
2.592% due 12/25/2034	23	16
5.000% due 08/25/2035	2,711	1,643
5.059% due 01/25/2036	3,033	1,926
JPMorgan Alternative Loan Trust
0.794% due 06/27/2037	25,662	18,441
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019	126,107	120,439
4.853% due 03/15/2046	7,854	8,175
5.305% due 01/15/2049	19,133	18,971
5.336% due 05/15/2047	200	213
5.716% due 02/15/2051	763	830
5.794% due 02/12/2051	300	332
JPMorgan Mortgage Trust
4.993% due 10/25/2035	3,600	2,683
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	27	3
LB Mortgage Trust
8.493% due 01/20/2017	757	759
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	4,475	4,488

5.430% due 02/15/2040	196	210
5.866% due 09/15/2045	230	253
Luminent Mortgage Trust
0.474% due 12/25/2036	4,152	1,986
0.494% due 10/25/2046	3,448	1,940
MASTR Adjustable Rate Mortgages Trust
0.534% due 05/25/2037	1,300	525
0.594% due 05/25/2047	3,950	535
0.634% due 05/25/2047	3,350	275
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	226	233
MASTR Seasoned Securities Trust
2.640% due 10/25/2032	714	589
Mellon Residential Funding Corp.
0.718% due 12/15/2030	1,586	1,453
0.758% due 06/15/2030	229	201
0.978% due 11/15/2031	1,708	1,640
1.158% due 11/15/2031	171	118
Merrill Lynch Alternative Note Asset
0.594% due 03/25/2037	2,099	683
Merrill Lynch Mortgage Investors, Inc.
0.569% due 04/25/2028 (a)	341	1
MLCC Mortgage Investors, Inc.
1.935% due 01/25/2029	4,000	2,997
2.057% due 04/25/2035	67	57
Morgan Stanley Capital
0.339% due 10/15/2020	2,113	2,102
5.809% due 12/12/2049	300	332
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	4,245	4,337
Morgan Stanley Mortgage Loan Trust
0.664% due 11/25/2035	3,628	2,050
0.804% due 02/25/2047	2,799	1,694
2.544% due 07/25/2035	2,501	1,474
5.701% due 02/25/2047	6,063	3,374
Mortgage Equity Conversion Asset Trust
0.590% due 02/25/2042	4,029	3,743
0.600% due 05/25/2042	134,282	118,839
0.610% due 01/25/2042	29,247	26,754
0.620% due 10/25/2041	24,783	21,933
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	5,052	4,487
6.138% due 03/25/2047	4,612	4,095
7.000% due 02/19/2030	527	529
Ocwen Residential MBS Corp.
6.822% due 06/25/2039 ^	46	14
Opteum Mortgage Acceptance Corp.
0.554% due 07/25/2035	346	317
Prime Mortgage Trust
0.694% due 02/25/2034	150	140
5.000% due 02/25/2019	5	5
RBSCF Trust
5.305% due 01/16/2049	3,764	3,762
RBSSP Resecuritization Trust
0.794% due 11/26/2035	749	694
Residential Accredit Loans, Inc.
0.494% due 12/25/2046 ^	3,112	580
0.504% due 04/25/2046	14,572	4,923
0.544% due 08/25/2037	3,750	2,041
0.564% due 05/25/2046 ^	2,445	342
0.599% due 09/25/2046	5,170	573
0.694% due 03/25/2033	288	260
3.156% due 08/25/2035 ^	716	307
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	121	121
Residential Asset Securitization Trust
0.694% due 05/25/2033	172	165
Residential Funding Mortgage Securities
3.033% due 09/25/2035	2,571	1,613
RiverView HECM Trust
0.354% due 07/25/2047	16,568	14,662
0.620% due 05/25/2047	921	815
1.007% due 09/26/2041	79,776	70,602
Sequoia Mortgage Trust
0.635% due 10/19/2026	86	73
1.011% due 11/22/2024	21	17
1.045% due 10/20/2027	2,227	1,914
2.418% due 01/20/2047	2,369	1,567
Sovereign Commercial Mortgage Securities Trust
5.893% due 07/22/2030	4,052	4,151
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 05/25/2037	10,495	5,445
0.784% due 06/25/2034	1,044	787
2.532% due 07/25/2034	118	102
2.532% due 08/25/2035	39	28
2.533% due 01/25/2035	2,884	2,126

5.214% due 11/25/2035	3,167	1,894
6.000% due 10/25/2037 ^	3,498	1,299
Structured Asset Mortgage Investments, Inc.
0.424% due 03/25/2037	376	187
0.484% due 06/25/2036	643	376
0.524% due 05/25/2045	3,063	1,673
0.535% due 07/19/2035	7,304	5,787
0.594% due 08/25/2036	4,250	695
0.635% due 03/19/2034	1,428	1,204
0.945% due 09/19/2032	4,591	3,814
0.945% due 10/19/2034	343	284
3.474% due 05/25/2022	595	577
4.252% due 05/02/2030	120	93
Structured Asset Securities Corp.
2.223% due 07/25/2032	2	2
2.331% due 01/25/2032	203	168
2.470% due 08/25/2032	543	495
2.477% due 06/25/2033	76	67
2.545% due 02/25/2032	3	3
2.650% due 10/25/2035	423	335
5.322% due 04/25/2033	217	200
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	2,511	1,300
5.970% due 09/25/2036	9,085	1,637
6.015% due 07/25/2037	4,939	3,036
Thornburg Mortgage Securities Trust
3.630% due 06/25/2043	4,256	4,106
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	3,620	3,443
5.572% due 10/15/2048	5,150	5,606
WaMu Mortgage Pass-Through Certificates
0.514% due 07/25/2046 ^	446	66
0.524% due 04/25/2045	169	124
0.554% due 11/25/2045	2,279	1,627
0.604% due 01/25/2045	5,666	4,236
0.614% due 01/25/2045	761	570
0.614% due 07/25/2045	159	117
0.624% due 01/25/2045	3,119	2,199
0.634% due 01/25/2045	655	444
0.750% due 07/25/2044	468	224
0.994% due 12/25/2045	1,034	130
1.018% due 07/25/2047	4,450	2,587
1.048% due 11/25/2046	800	445
1.208% due 02/25/2046	2,520	1,667
1.408% due 11/25/2042	128	100
1.608% due 06/25/2042	671	491
1.608% due 08/25/2042	1,551	1,241
2.394% due 12/25/2036	2,702	1,747
2.468% due 01/25/2047	2,744	1,765
2.562% due 03/25/2034	32	30
2.581% due 06/25/2033	1,491	1,430
2.718% due 05/25/2046	1,603	994
2.718% due 08/25/2046	574	377
5.002% due 04/25/2037	2,922	1,882
5.933% due 10/25/2036	238	164
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.544% due 07/25/2046	1,677	290
1.178% due 05/25/2046	3,323	1,554
6.268% due 07/25/2036	4,053	1,773
Washington Mutual MSC Mortgage Pass-Through Certificates
2.646% due 11/25/2030	479	421
Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037	2,888	2,201
2.665% due 10/25/2033	391	364
WF-RBS Commercial Mortgage Trust
0.895% due 06/15/2044 (a)	7,167	295

Total Mortgage-Backed Securities (Cost $896,910)		787,963

ASSET-BACKED SECURITIES 5.0%
Aames Mortgage Investment Trust
1.094% due 10/25/2035	1,701	1,665
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,869	1,362
Access Group, Inc.
1.718% due 10/27/2025	13,215	13,282
ACE Securities Corp.
0.344% due 12/25/2036	1	1
0.354% due 10/25/2036	390	101
0.994% due 08/25/2030	39	34
AFC Home Equity Loan Trust
0.844% due 12/26/2029	10	9
1.104% due 06/25/2029	437	239
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	978	964

Ameriquest Mortgage Securities, Inc.
0.904% due 01/25/2035	5,152	1,546
Amortizing Residential Collateral Trust
0.834% due 06/25/2032	45	37
0.874% due 07/25/2032	736	580
0.994% due 10/25/2031	336	260
Amresco Residential Securities Mortgage Loan Trust
0.789% due 06/25/2028	124	91
0.849% due 06/25/2027	465	426
0.924% due 09/25/2028	1,330	992
1.234% due 06/25/2029	204	161
Argent Securities, Inc.
0.784% due 10/25/2035	7,500	2,349
Asset-Backed Funding Certificates
1.314% due 03/25/2032	866	650
Asset-Backed Securities Corp. Home Equity
0.374% due 05/25/2037	15	11
0.798% due 06/15/2031	239	226
Bayview Financial Acquisition Trust
0.644% due 05/28/2037	3,562	1,465
5.208% due 04/28/2039	293	280
Bear Stearns Asset-Backed Securities Trust
0.694% due 09/25/2046	2,983	1,473
1.269% due 02/25/2034	377	286
1.494% due 10/25/2032	388	332
1.794% due 11/25/2042	939	779
3.009% due 06/25/2043	60	53
Carrington Mortgage Loan Trust
0.344% due 01/25/2037	254	251
0.774% due 10/25/2035	6,500	3,274
CDC Mortgage Capital Trust
1.344% due 01/25/2033	1,315	964
Centex Home Equity
0.594% due 01/25/2032	223	180
1.144% due 01/25/2032	898	502
Chase Funding Mortgage Loan Asset-Backed Certificates
0.894% due 07/25/2033	53	45
0.934% due 08/25/2032	850	631
0.954% due 11/25/2032	556	456
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033	772	632
0.874% due 03/25/2033	102	99
0.944% due 12/25/2031	893	450
Citigroup Mortgage Loan Trust, Inc.
0.354% due 05/25/2037	19	18
0.354% due 07/25/2045	731	501
5.764% due 01/25/2037	4,221	2,107
Conseco Finance
0.978% due 08/15/2033	2,896	2,082
1.778% due 05/15/2032	725	484
Conseco Financial Corp.
6.240% due 12/01/2028	2,319	2,433
7.550% due 01/15/2029	263	282
8.000% due 07/15/2018	316	318
8.050% due 11/15/2026	109	113
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037	216	206
0.344% due 08/25/2037	123	122
0.354% due 06/25/2047	226	223
0.544% due 04/25/2036	296	253
0.744% due 06/25/2033	340	286
0.764% due 11/25/2033	281	252
1.194% due 10/25/2047	3,392	2,276
1.294% due 09/25/2032	1,873	1,552
Credit Suisse First Boston Mortgage Securities Corp.
0.654% due 05/25/2044	264	257
Credit-Based Asset Servicing & Securitization LLC
0.364% due 01/25/2037	430	87
1.394% due 04/25/2032	327	257
Delta Funding Home Equity Loan Trust
1.098% due 09/15/2029	17	13
Denver Arena Trust
6.940% due 11/15/2019	4,679	4,754
EMC Mortgage Loan Trust
0.664% due 05/25/2040	640	545
Equifirst Mortgage Loan Trust
0.534% due 01/25/2034	312	274
First Plus Home Loan Trust
7.670% due 05/10/2024	399	405
Ford Credit Auto Owner Trust
2.790% due 08/15/2013	36	36
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036	91	27
GMAC Mortgage Corp. Loan Trust
0.774% due 01/25/2029	708	570

GSAMP Trust
0.444% due 10/25/2036	9,904	653
0.694% due 02/25/2033	533	384
0.784% due 09/25/2035	9,000	5,037
Illinois Student Assistance Commission
0.898% due 04/25/2017	15,683	15,593
IMC Home Equity Loan Trust
6.880% due 11/20/2028	31	31
7.520% due 08/20/2028	61	61
Indymac Residential Asset-Backed Trust
0.424% due 04/25/2047	0	0
Irwin Home Equity Corp.
1.644% due 02/25/2029	877	712
JPMorgan Mortgage Acquisition Corp.
0.354% due 03/25/2047	23	19
0.374% due 08/25/2036	86	23
Lehman ABS Mortgage Loan Trust
0.384% due 06/25/2037	30	12
Lehman XS Trust
0.524% due 06/25/2046 ^	1,181	82
0.614% due 11/25/2046	2,050	148
Long Beach Mortgage Loan Trust
1.719% due 03/25/2032	1,936	1,273
MASTR Asset-Backed Securities Trust
0.794% due 12/25/2034 ^	7,500	5,017
Merrill Lynch First Franklin Mortgage Loan Trust
0.354% due 07/25/2037	0	0
Merrill Lynch Mortgage Investors, Inc.
0.354% due 10/25/2037	1,755	416
0.364% due 07/25/2037	4	4
0.374% due 09/25/2037	286	64
0.654% due 06/25/2035	1,008	636
Mesa Trust Asset-Backed Certificates
1.094% due 12/25/2031	909	667
Mid-State Trust
7.340% due 07/01/2035	740	762
7.400% due 07/01/2035	32	32
7.790% due 07/01/2035	42	41
7.791% due 03/15/2038	1,672	1,586
Morgan Stanley ABS Capital
1.094% due 07/25/2037	782	667
Morgan Stanley Mortgage Loan Trust
0.654% due 04/25/2037	496	177
5.726% due 10/25/2036	4,637	2,408
5.750% due 04/25/2037	1,371	855
6.000% due 07/25/2047	3,330	2,273
Nationstar Home Equity Loan Trust
0.354% due 06/25/2037	25	25
New Century Home Equity Loan Trust
0.744% due 06/25/2035	7,500	4,343
Option One Mortgage Loan Trust
0.814% due 02/25/2035	4,189	2,090
0.894% due 01/25/2032	165	144
Park Place Securities, Inc.
0.554% due 09/25/2035	617	543
0.794% due 07/25/2035	5,000	2,758
0.994% due 10/25/2034	7,500	3,960
Popular ABS Mortgage Pass-Through Trust
0.384% due 01/25/2037	23	23
Renaissance Home Equity Loan Trust
0.654% due 11/25/2034	252	191
0.734% due 08/25/2033	716	594
0.794% due 12/25/2033	3,935	3,166
1.494% due 08/25/2032	1,845	1,209
Residential Asset Securities Corp.
0.794% due 07/25/2032 ^	1,099	630
0.874% due 06/25/2033	145	83
0.894% due 06/25/2032	100	51
Residential Funding Mortgage Securities, Inc.
8.350% due 12/25/2024	223	218
8.850% due 03/25/2025	60	58
Residential Mortgage Loan Trust
1.750% due 09/25/2029	161	136
SACO, Inc.
0.814% due 06/25/2036 ^	677	408
Salomon Brothers Mortgage Securities, Inc.
1.213% due 01/25/2032	382	298
1.269% due 10/25/2028	260	238
6.930% due 08/25/2028	485	461
Saxon Asset Securities Trust
0.634% due 12/26/2034	1,041	838
0.814% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037	172	146
0.354% due 12/25/2036 ^	3,158	692
0.424% due 05/25/2037 ^	779	353

SLC Student Loan Trust
4.750% due 06/15/2033	1,592	1,558
SLM Student Loan Trust
0.448% due 10/25/2019	441	440
0.498% due 07/25/2019	675	669
0.498% due 04/27/2020	3,031	2,998
0.508% due 07/25/2019	4,703	4,659
0.528% due 04/25/2017	89	89
0.588% due 07/25/2023	3,000	2,916
0.648% due 07/27/2015	49	49
0.818% due 10/27/2014	164	164
0.868% due 01/25/2017	1,100	1,097
1.168% due 01/25/2019	2,200	2,204
1.518% due 10/25/2016	1,315	1,325
1.918% due 04/25/2023	152,708	156,414
3.500% due 08/17/2043	41,624	41,038
4.500% due 11/16/2043	7,804	7,407
Soundview Home Equity Loan Trust
0.354% due 11/25/2036	101	29
Specialty Underwriting & Residential Finance
0.794% due 09/25/2036	7,500	3,026
0.974% due 01/25/2034	289	218
1.094% due 10/25/2035	3,476	1,804
Structured Asset Investment Loan Trust
0.734% due 04/25/2035	5,000	2,506
0.774% due 09/25/2035	13,000	3,552
0.804% due 08/25/2035	9,000	2,064
1.269% due 09/25/2034	1,422	902
1.569% due 12/25/2034	2,193	1,283
Structured Asset Securities Corp.
0.694% due 05/25/2034	1,057	895
0.874% due 01/25/2033	17	14
1.869% due 01/25/2033	671	423
Trapeza CDO LLC
1.312% due 11/16/2034	1,000	361
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,718
UPS Capital Business Credit
0.858% due 04/15/2026	117	20
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	16	16
Wells Fargo Home Equity Trust
0.924% due 04/25/2034	1,577	976

Total Asset-Backed Securities (Cost $445,806)		364,996

SHORT-TERM INSTRUMENTS 10.4%
U.S. TREASURY BILLS 0.3%
0.032% due 01/19/2012 - 05/31/2012 (c)(f)	16,730	16,729

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.1%
	74,370,181	744,743

Total Short-Term Instruments (Cost $761,409)		761,472

PURCHASED OPTIONS (i) 0.0%
(Cost $9,921)		3,649
Total Investments 166.2% (Cost $12,317,830)		$12,246,710
Written Options (j) (0.0%) (Premiums $9,919)		(3,405)
Other Assets and Liabilities (Net) (66.2%)		(4,873,049)

Net Assets 100.0%		$7,370,256

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	Cash of $15,985 has been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(f)	Securities with an aggregate market value of $16,729 have been pledged as collateral as of December 31, 2011 for OTC swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $420,554 at a weighted average interest rate of 0.391%. On December 31, 2011, securities valued at $457,540 were pledged as collateral for reverse repurchase agreements.

(h)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UAG	(2.020%	)	03/25/2035	$833	$818	$0	$818
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	5,000	1,538	0	1,538
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041	2,460	2,380	0	2,380
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	5,000	1,905	0	1,905
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MEI	(1.900%	)	06/25/2034	1,315	1,099	0	1,099
LB-UBS Commercial Mortgage Trust 5.460% due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	3,174	0	3,174
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	636	280	0	280
Merrill Lynch Mortgage Trust 5.432% due 06/12/2043	UAG	(1.080%	)	06/12/2043	10,000	8,513	0	8,513
Merrill Lynch Mortgage Trust 5.220% due 11/12/2037	JPM	(1.150%	)	11/12/2037	4,000	3,158	0	3,158
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	614	252	0	252
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	(3.950%	)	09/25/2034	2,391	2,281	0	2,281
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	317	0	317
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	456	0	456
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	641	394	0	394
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	1,500	516	0	516

						$27,081	$0	$27,081

Credit Default Swaps on Asset-backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$3,083	$(964)	$(771)	$(193)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	7,500	(3,200)	(2,550)	(650)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GST	0.630%	09/25/2034	5,428	(1,719)	(1,683)	(36)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	6,500	(2,491)	(2,145)	(346)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	8,000	(2,799)	(2,400)	(399)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	7,000	(2,480)	(2,450)	(30)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034	2,841	(1,442)	(909)	(533)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034	7,500	(2,531)	(2,250)	(281)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034	5,000	(1,971)	(1,600)	(371)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	4,907	(1,577)	(1,374)	(203)

Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.420%	04/25/2034	495	(290)	(198)	(92)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.300%	11/25/2034	1,039	(947)	(976)	29

					$(22,411)	$(19,306)	$(3,105)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$44,600	$4,480	$8,024	$(3,544)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051	22,050	2,208	869	1,339
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051	9,000	901	1,575	(674)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	10,000	1,001	1,100	(99)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051	48,000	4,821	8,236	(3,415)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051	49,000	4,908	3,806	1,102
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051	1,000	100	157	(57)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051	8,000	804	880	(76)
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051	19,500	1,808	3,656	(1,848)

						$21,031	$28,303	$(7,272)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	CBK	$105,000	$(1,426)	$(1,263)	$(163)

(i)	Purchased options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$161,900	$6,670	$2,453
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	78,900	3,251	1,196

							$9,921	$3,649

(j)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$732,800	$6,668	$(2,289)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	357,200	3,251	(1,116)

							$9,919	$(3,405)

(k)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2027	$120,000	$125,017	$(125,513)
Fannie Mae	3.500%	12/01/2041	10,000	10,262	(10,298)
Fannie Mae	3.500%	01/01/2042	370,390	376,251	(381,039)
Fannie Mae	4.000%	01/01/2042	694,200	720,486	(729,452)
Fannie Mae	5.000%	01/01/2042	50,000	53,592	(54,023)
Fannie Mae	5.500%	01/01/2042	34,000	36,768	(37,028)
Fannie Mae	6.000%	01/01/2042	600	655	(661)
Freddie Mac	5.000%	01/01/2042	1,000	1,071	(1,075)
Ginnie Mae	3.500%	12/01/2041	2,000	2,075	(2,090)
Ginnie Mae	4.000%	01/01/2042	73,000	77,768	(78,099)
Ginnie Mae	5.500%	01/01/2042	14,000	15,566	(15,715)

				$1,419,511	$(1,434,993)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,819	$0	$1,819
Municipal Bonds & Notes
Texas	0	908	0	908
U.S. Government Agencies	58	9,947,725	378,120	10,325,903
Mortgage-Backed Securities	0	528,456	259,507	787,963
Asset-Backed Securities	0	364,032	964	364,996
Short-Term Instruments
U.S. Treasury Bills	0	16,729	0	16,729
PIMCO Short-Term Floating NAV Portfolio	744,743	0	0	744,743
Purchased Options
Interest Rate Contracts	0	3,649	0	3,649
	$744,801	$10,863,318	$638,591	$12,246,710

Short Sales, at value	$0	$(1,434,993)	$0	$(1,434,993)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	27,190	2,361	29,551
	$0	$27,190	$2,361	$29,551
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(12,847)	0	(12,847)
Interest Rate Contracts	0	(3,568)	0	(3,568)
	$0	$(16,415)	$0	$(16,415)

Totals	$744,801	$9,439,100	$640,952	$10,824,853

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
U.S. Government Agencies	$320,371	$716,262	$(657,975)	$(11)	$(575)	$48	$0	$0	$378,120	$73
Mortgage-Backed Securities	299,904	0	(22,279)	(579)	253	(19,192)	1,400	0	259,507	(19,211)
Asset-Backed Securities	1,045	0	(77)	0	0	(4)	0	0	964	(5)

	621,320	716,262	(680,331)	(590)	(322)	(19,148)	1,400	0	638,591	(19,143)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$10,716	$0	$0	$0	$0	$(8,811)	$456	$0	$2,361	$1,164

Totals	$632,036	$716,262	$(680,331)	$(590)	$(322)	$(27,959)	$1,856	$0	$640,952	$(17,979)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 102.8%
ALABAMA 0.1%
Birmingham Special Care Facilities Financing Authority, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$550

ALASKA 0.5%
Borough of Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,260

ARIZONA 4.9%
Pima County, Arizona Regional Transportation Authority Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	10,607
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,260
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	9,406

		22,273

CALIFORNIA 17.3%
Anaheim Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	2,000	1,137
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	130
6.918% due 04/01/2040	100	128
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2033	2,500	527
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,568
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	13,107
5.500% due 11/15/2040	8,500	9,108
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	1,000	1,010
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,578
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	331
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	220
Huntington Beach Union High School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	1,142
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	970
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,294
Los Angeles Unified School District, California General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 07/01/2027	500	529
Los Angeles Wastewater System, California Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,368
Los Angeles, California Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2027	2,685	2,708
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2030	1,500	569
0.000% due 08/01/2031	1,500	529
0.000% due 08/01/2032	7,000	2,302
Palomar Pomerado Health, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	4,743
Poway Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,670
0.000% due 08/01/2027	2,500	1,105
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	405
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,067
San Diego Unified School District, California General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 07/01/2027	1,000	1,040
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (AGM Insured), Series 2006
4.750% due 11/01/2036	3,135	3,202
San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2028	2,000	800
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	281
Santa Monica-Malibu Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	3,140

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	161
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,323
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,567
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,014
West Contra Costa Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,985
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	711

		78,469

COLORADO 1.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,261
Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	1,500	1,548

		4,809

CONNECTICUT 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	3,000	3,036

DISTRICT OF COLUMBIA 3.0%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,952
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,772
JP Morgan Chase Putters/Drivers Trust, District of Columbia Revenue Bonds, Series 2009
12.988% due 04/01/2033	0	0

		13,724

FLORIDA 2.3%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,515
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,070
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	441
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,040
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2022	1,000	1,186
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
2.493% due 10/01/2021	2,000	2,014

		10,266

GEORGIA 1.7%
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	7,524

ILLINOIS 11.8%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	903
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,718
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	4,210	4,307
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,381
DeKalb County, Illinois Community Unit School District No. 424 Genoa-Kingston General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,580
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,203
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,583
13.010% due 07/01/2037	0	0
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,263
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	9,718
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,515
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,610
Peoria Public Building Commission, Illinois Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2020	3,000	2,098

Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,685

		53,564

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,191

MARYLAND 1.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,636
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,321
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,500	2,530

		6,487

MICHIGAN 1.8%
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	125	122
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	5,011
Michigan Finance Authority Revenue Bonds, Series 2011
5.000% due 12/01/2039	1,000	1,020
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,114

		8,267

MINNESOTA 1.7%
Tobacco Securitization Authority, Minnesota Revenue Bonds, Series 2011
5.250% due 03/01/2031	7,500	7,689

NEBRASKA 1.3%
Municipal Energy Agency of Nebraska Revenue Bonds, (BHAC Insured), Series 2010
8.670% due 04/01/2039	5,000	5,918

NEW JERSEY 8.8%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,944
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,447
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,660
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,388
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,107
5.250% due 06/15/2025	5,310	5,992
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,314
5.000% due 06/01/2041	7,350	5,301

		40,153

NEW YORK 19.3%
Austin Trust, New York Revenue Bonds, Series 2009
7.473% due 06/15/2035	0	0
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,456
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	10,336
5.750% due 02/15/2047	1,500	1,622
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
16.523% due 06/15/2026	0	0
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,690
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,425
5.000% due 11/15/2036	7,850	8,191
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,169
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	534
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,804
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 06/15/2031	10,000	10,711
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,074

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,049
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,360
5.000% due 11/15/2044	15,000	15,280
5.750% due 11/15/2051	3,000	3,256
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,657
Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	3,310	3,311
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,559

		87,484

OHIO 2.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	291
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	1,200	861
5.875% due 06/01/2030	500	372
5.875% due 06/01/2047	6,100	4,386
6.000% due 06/01/2042	6,100	4,479
6.500% due 06/01/2047	1,000	788

		11,177

PENNSYLVANIA 2.2%
Philadelphia PA Water & Sewer Revenue, Pennsylvania Revenue Bonds, Series 2011
5.000% due 01/01/2041	7,500	7,837
Reading Area Water Auhtority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,068

		9,905

PUERTO RICO 3.1%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	14,000	14,212

RHODE ISLAND 0.3%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,393

SOUTH CAROLINA 1.9%
Tobacco Settlement Revenue Management Authority, South Carolina Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,340	8,634

TENNESSEE 1.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	2,919
5.000% due 02/01/2027	2,000	1,936

		4,855

TEXAS 11.5%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,732
Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	1,250	1,201
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Notes, Series 2009
8.451% due 08/01/2016	0	0
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Notes, Series 2009
8.451% due 11/15/2016	0	0
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	750	744
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,656
Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	11,282
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,002
San Antonio, Texas Water System Public Utility Revenue Bonds, Series 2009
5.250% due 05/15/2034	13,790	15,206
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,091
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,419

		52,333

WASHINGTON 1.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,121

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,818
Washington State General Obligation Bonds, Series 2009
5.000% due 02/01/2023	1,000	1,196

		6,135

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	208

Total Municipal Bonds & Notes (Cost $434,715)		466,516

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	572	572

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $586. Repurchase proceeds are $572.)
U.S. TREASURY BILLS 0.1%
0.039% due 04/05/2012 - 05/31/2012 (a)(c)	600	600

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.8%
	830,419	8,316

Total Short-Term Instruments (Cost $9,487)		9,488

Total Investments 104.8% (Cost $444,202)		$476,004
Other Assets and Liabilities (Net) (4.8%)		(21,912)

Net Assets 100.0%		$454,092

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $600 have been pledged as collateral as of December 31, 2011 for OTC swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016	$6,300	$(228)	$(69)	$(159)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	5,400	(196)	(77)	(119)

					$(424)	$(146)	$(278)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$550	$0	$550
Alaska	0	2,260	0	2,260
Arizona	0	22,273	0	22,273
California	0	78,469	0	78,469
Colorado	0	4,809	0	4,809
Connecticut	0	3,036	0	3,036
District of Columbia	0	13,724	0	13,724
Florida	0	10,266	0	10,266
Georgia	0	7,524	0	7,524
Illinois	0	53,564	0	53,564
Louisiana	0	5,191	0	5,191
Maryland	0	6,487	0	6,487
Michigan	0	8,267	0	8,267
Minnesota	0	7,689	0	7,689
Nebraska	0	5,918	0	5,918
New Jersey	0	40,153	0	40,153
New York	0	87,484	0	87,484
Ohio	0	11,177	0	11,177
Pennsylvania	0	9,905	0	9,905
Puerto Rico	0	14,212	0	14,212
Rhode Island	0	1,393	0	1,393
South Carolina	0	8,634	0	8,634
Tennessee	0	4,855	0	4,855
Texas	0	52,333	0	52,333
Washington	0	6,135	0	6,135
Wisconsin	0	208	0	208
Short-Term Instruments
Repurchase Agreements	0	572	0	572
U.S. Treasury Bills	0	600	0	600
PIMCO Short-Term Floating NAV Portfolio	8,316	0	0	8,316
	$8,316	$467,688	$0	$476,004

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(278)	$0	$(278)

Totals	$8,316	$467,410	$0	$475,726

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
International Lease Finance Corp.
6.750% due 03/17/2015	$1,500	$1,509
NRG Energy, Inc.
4.000% due 07/01/2018	2,985	2,983

Total Bank Loan Obligations (Cost $4,458)		4,492

CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.6%
Commonwealth Bank of Australia
1.074% due 06/25/2014	3,800	3,823
Dexia Credit Local
0.927% due 03/05/2013	8,400	7,954
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,057
Prudential Financial, Inc. CPI Linked Bond
5.820% due 06/10/2013	1,400	1,415
SLM Corp. CPI Linked Bond
5.194% due 04/01/2014	200	188
5.394% due 03/01/2014	2,824	2,660
5.868% due 02/12/2016	1,140	1,017
Vita Capital III Ltd.
1.492% due 01/01/2012	600	600

		18,714

INDUSTRIALS 0.3%
EOG Resources, Inc.
1.182% due 02/03/2014	7,100	7,125

Total Corporate Bonds & Notes (Cost $25,912)		25,839

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	490	354

Total Municipal Bonds & Notes (Cost $470)		354

U.S. TREASURY OBLIGATIONS 85.0%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (e)	123,809	129,187
0.500% due 04/15/2015	113,566	118,917
0.625% due 04/15/2013	964	981
0.625% due 07/15/2021	124,567	133,316
1.125% due 01/15/2021	112,435	125,462
1.250% due 07/15/2020	154,690	175,078
1.375% due 07/15/2018	3,360	3,807
1.375% due 01/15/2020	148,782	169,483
1.625% due 01/15/2015	40,328	43,522
1.750% due 01/15/2028 (d)	155,651	187,256
1.875% due 07/15/2013	21,433	22,429
1.875% due 07/15/2019	5,196	6,126
2.000% due 01/15/2016	75,096	84,008
2.000% due 01/15/2026	73,682	90,617
2.125% due 01/15/2019	15,186	18,065
2.125% due 02/15/2040	16,761	22,497
2.125% due 02/15/2041	54,952	74,249
2.375% due 01/15/2017	68,711	79,780
2.375% due 01/15/2025	98,267	124,983
2.375% due 01/15/2027	96,633	124,884
2.500% due 07/15/2016	62,553	72,401
2.500% due 01/15/2029	117,500	156,927
2.625% due 07/15/2017	13,328	15,871
3.000% due 07/15/2012 (c)(e)	220,484	225,359
3.375% due 04/15/2032	22,960	35,427
3.625% due 04/15/2028	35,529	52,824
3.875% due 04/15/2029	127,672	199,159

U.S. Treasury Notes
2.000% due 11/15/2021		31,800	32,153

Total U.S. Treasury Obligations (Cost $2,413,795)			2,524,768

MORTGAGE-BACKED SECURITIES 0.2%
Arran Residential Mortgages Funding PLC
2.910% due 11/19/2047	EUR	3,200	4,127
Wells Fargo Mortgage-Backed Securities Trust
2.721% due 10/25/2035		$3,039	2,625

Total Mortgage-Backed Securities (Cost $7,376)			6,752

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO
0.688% due 11/08/2017		776	745

Total Asset-Backed Securities (Cost $747)			745

SOVEREIGN ISSUES 4.4%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	15,400	19,019
3.000% due 09/20/2025		28,200	37,183
4.000% due 08/20/2020		9,500	18,055
Canada Government Bond
4.250% due 12/01/2021 (a)	CAD	2,763	3,886
Canada Housing Trust No. 1
2.450% due 12/15/2015		5,000	5,104
Instituto de Credito Oficial
3.154% due 03/25/2014	EUR	9,400	11,492
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)		8,442	9,517
2.100% due 09/15/2021 (a)		15,829	15,365
United Kingdom Gilt
1.875% due 11/22/2022 (a)	GBP	5,787	11,465

Total Sovereign Issues (Cost $132,127)			131,086

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		400	422

Total Convertible Preferred Securities (Cost $400)			422

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012		$2,406	2,406

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $2,457. Repurchase proceeds are $2,406.)
U.S. TREASURY BILLS 0.0%
0.108% due 12/13/2012		440	440

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 12.1%
		35,851,234	359,014

Total Short-Term Instruments (Cost $361,824)			361,860

Total Investments 102.9% (Cost $2,947,109)			$3,056,318
Written Options (g) (0.0%) (Premiums $651)			(161)
Other Assets and Liabilities (Net) (2.9%)			(86,635)

Net Assets 100.0%			$2,969,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $1,406 have been pledged as collateral as of December 31, 2011 for OTC swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $13,215 at a weighted average interest rate of 0.110%. On December 31, 2011, securities valued at $679 were pledged as collateral for reverse repurchase agreements.

(e)	Securities with an aggregate market value of $3,428 and cash of $4 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	965	$1,295
90-Day Eurodollar June Futures	Long	06/2013	74	99
90-Day Eurodollar March Futures	Long	03/2013	638	475
90-Day Eurodollar September Futures	Long	09/2013	1,258	2,095
U.S. Treasury 10-Year Note March Futures	Long	03/2012	67	71
U.S. Treasury 30-Year Bond March Futures	Long	03/2012	373	436

				$4,471

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid / (Received)	Unrealized Appreciation
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.909%	$1,000	$33	$0	$33

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.703%	$1,300	$14	$16	$(2)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.703%	2,000	20	24	(4)
United Kingdom Gilt	GST	1.000%	06/20/2015	0.703%	8,300	87	91	(4)

						$121	$131	$(10)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	10,000	$(221)	$(3)	$(218)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	DUB		9,600	(213)	(79)	(134)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$3,400	9	(2)	11
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,300	9	(2)	11

							$(416)	$(86)	$(330)

(g)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$38,500	$328	$(15)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$2,300	$19	$(9)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	108	(47)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	(12)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	16,300	160	(78)

						$323	$(146)

(h)	Foreign currency contracts outstanding on December 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	81,824	02/2012	JPM	$0	$(2,816)	$(2,816)
Sell		6,232	02/2012	UAG	0	(201)	(201)
Sell	CAD	5,023	02/2012	DUB	0	(7)	(7)
Sell		3,955	02/2012	RBC	1	0	1
Buy	EUR	5,199	01/2012	BRC	0	(37)	(37)
Sell		14,493	01/2012	BRC	1,147	0	1,147
Sell		13,637	01/2012	DUB	1,160	0	1,160
Sell		29,972	01/2012	FBL	1,249	0	1,249
Buy		29,972	01/2012	GST	0	(532)	(532)
Sell		5,024	01/2012	JPM	339	0	339
Buy		649	01/2012	RBC	0	(27)	(27)
Sell		29,972	02/2012	GST	534	0	534
Sell	GBP	1,628	01/2012	BRC	25	0	25
Sell		6,520	01/2012	GST	76	0	76
Buy		8,148	01/2012	RBC	0	(106)	(106)
Buy		124	02/2012	BRC	2	0	2
Sell		8,148	02/2012	RBC	106	0	106
Sell	JPY	179,321	01/2012	DUB	6	0	6

					$4,645	$(3,726)	$919

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$4,492	$0	$4,492
Corporate Bonds & Notes
Banking & Finance	0	18,114	600	18,714
Industrials	0	7,125	0	7,125
Municipal Bonds & Notes
West Virginia	0	354	0	354
U.S. Treasury Obligations	0	2,524,768	0	2,524,768
Mortgage-Backed Securities	0	6,752	0	6,752
Asset-Backed Securities	0	745	0	745
Sovereign Issues	0	131,086	0	131,086
Convertible Preferred Securities
Banking & Finance	422	0	0	422
Short-Term Instruments
Repurchase Agreements	0	2,406	0	2,406
U.S. Treasury Bills	0	440	0	440
PIMCO Short-Term Floating NAV Portfolio	359,014	0	0	359,014
	$359,436	$2,696,282	$600	$3,056,318

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	33	0	33
Foreign Exchange Contracts	0	4,645	0	4,645
Interest Rate Contracts	4,471	22	0	4,493
	$4,471	$4,700	$0	$9,171

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(3,726)	0	(3,726)
Interest Rate Contracts	0	(367)	(146)	(513)
	$0	$(4,103)	$(146)	$(4,249)

Totals	$363,907	$2,696,879	$454	$3,061,240

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$594	$0	$0	$0	$0	$6	$0	$0	$600	$6
Asset-Backed Securities	742	0	0	4	0	(1)	0	(745)	0	0
Sovereign Issues	13,288	0	(13,315)	0	0	27	0	0	0	0

	14,624	0	(13,315)	4	0	32	0	(745)	600	6
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(227)	$0	$0	$0	$0	$81	$0	$0	$(146)	$81

Totals	$14,397	$0	$(13,315)	$4	$0	$113	$0	$(745)	$454	$87

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 94.0%
AES Corp.
4.250% due 05/27/2018	$80	$80
Allison Transmission, Inc.
2.780% due 08/07/2014	50	49
AMC Networks, Inc.
4.000% due 12/30/2018	50	50
Ameristar Casinos, Inc.
4.000% due 04/14/2018	50	50
Aramark Corp.
2.114% due 01/26/2014	1	1
2.454% due 01/26/2014	19	18
3.489% due 07/26/2016	3	3
3.829% due 07/26/2016	47	46
Ashland, Inc.
3.750% due 08/23/2018	100	100
Atlantic Broadband Finance LLC
4.000% due 03/08/2016	66	66
Avaya, Inc.
3.256% due 10/26/2014	74	72
Bausch & Lomb, Inc.
3.546% due 04/24/2015	9	10
3.546% - 3.829% due 04/24/2015	39	39
BBHI Acquisition LLC
4.500% - 5.250% due 12/14/2017	98	99
Biomet, Inc.
3.294% - 3.574% due 03/25/2015	48	48
BJ’s Wholesale Club, Inc.
7.000% due 09/29/2018	49	50
BNY ConvergEx Group LLC
5.000% due 12/16/2016	71	70
Boyd Gaming Corp.
6.000% due 12/17/2015	49	50
C Spire Wireless
4.500% - 5.750% due 07/27/2017	50	50
Calpine Corp.
4.500% due 04/01/2018	50	49
Capsugel Healthcare Ltd.
5.250% due 08/01/2018	100	100
Catalent Pharma Solutions
2.546% due 04/10/2014	25	24
Celanese Corp.
3.122% due 10/31/2016	70	70
Charter Communications, Inc.
3.830% due 09/06/2016	50	49
Chrysler Group LLC
6.000% due 05/24/2017	25	24
Colfax Corp.
4.500% due 09/12/2018	100	100
CommScope, Inc.
5.000% due 01/14/2018	79	79
Community Health Systems, Inc.
2.546% due 07/25/2014	2	2
2.546% - 2.773% due 07/25/2014	47	46
Cumulus Media, Inc.
5.750% due 09/16/2018	50	49
Datatel, Inc.
6.250% due 06/05/2018	50	50
DaVita, Inc.
4.500% due 10/20/2016	74	74
Dean Foods Co.
2.080% due 04/02/2014	50	48
Del Monte Foods Co.
4.500% due 02/16/2018	70	66
Delos Aircraft, Inc.
7.000% due 03/17/2016	100	101
Delphi Corp.
3.500% due 03/17/2017	105	105
DigitalGlobe, Inc.
5.750% due 09/21/2018	25	25
DineEquity, Inc.
4.250% - 5.250% due 10/19/2017	46	46
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	50	49
Dollar General Corp.
3.028% - 3.558% due 07/06/2014	120	120
Dunkin’ Brands, Inc.
4.000% due 11/23/2017	49	49

Emergency Medical Services Corp.
5.250% due 05/25/2018	50	49
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	63	63
Federal Mogul Corp.
2.208% - 2.218% due 12/27/2014	66	61
2.208% - 2.218% due 12/27/2015	34	31
Fidelity National
4.250% due 07/18/2016	50	50
First Data Corp.
3.044% due 09/24/2014	75	68
Fram Group Holdings, Inc.
6.500% due 07/29/2017	50	50
Freescale Acquisition Corp.
4.520% due 12/01/2016	99	96
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	119	119
General Nutrition Centers, Inc.
4.250% due 03/02/2018	50	50
Goodman Global, Inc.
5.750% due 10/28/2016	70	70
Graphic Packaging International, Inc.
3.122% - 3.159% due 05/16/2014	50	50
Gray Television, Inc.
3.780% due 12/31/2014	50	48
Grifolis S.A.
6.000% due 06/01/2017	100	99
Harrah’s Operating Co., Inc.
3.000% - 3.579% due 01/28/2015	50	43
HCA, Inc.
3.546% due 05/31/2018	100	95
Health Management Associates, Inc.
4.500% due 11/18/2018	50	50
Hertz Corp.
3.750% due 03/11/2018	45	44
Huntsman International LLC
2.546% - 2.634% due 06/30/2016	50	48
IASIS Healthcare LLC
5.000% due 05/03/2018	50	48
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
Immucor, Inc.
7.250% due 07/02/2018	50	50
Insight Midwest Holdings LLC
2.020% due 04/06/2014	93	92
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	100	99
Interactive Data Corp.
4.500% due 02/11/2018	50	49
inVentiv Health, Inc.
6.750% due 08/04/2018	50	48
JBS USA LLC
4.250% due 05/25/2018	50	49
JMC Steel Group
4.750% due 04/01/2017	75	74
Kinetic Concepts, Inc.
7.000% due 05/04/2018	100	101
Kronos, Inc.
6.000% due 06/11/2014	50	48
Las Vegas Sands LLC
1.930% due 05/23/2014	50	48
Lin Television Corp.
5.000% due 12/21/2018	25	25
Live Nation Entertainment, Inc.
4.500% due 11/07/2016	74	74
Manitowoc Co., Inc.
3.313% due 05/13/2016	48	47
4.250% due 11/13/2017	42	41
MCC Iowa LLC
4.500% due 10/23/2017	50	49
MetroPCS Wireless, Inc.
4.063% due 03/17/2018	99	97
Michael Foods, Inc.
4.250% due 02/25/2018	72	71
Michaels Stores, Inc.
2.625% - 2.875% due 10/31/2013	50	49
Momentive Performance Materials Inc. (Nautilus)
3.813% due 05/05/2015	20	19
NBTY, Inc.
4.250% due 10/01/2017	21	21
NDS Treasury Americas LLC
4.000% due 03/10/2018	50	49
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	50	48
NeuStar, Inc.
5.000% due 11/08/2018	50	50

Nielsen Finance LLC
2.276% due 08/09/2013	86	85
Novelis, Inc.
3.750% due 03/10/2017	99	98
NRG Energy, Inc.
4.000% due 07/01/2018	50	50
Nuveen Investments, Inc.
3.425% - 3.579% due 11/13/2014	45	43
NXP Funding LLC
5.500% due 03/04/2017	50	48
Ocwen Financial Corp.
7.000% due 09/01/2016	48	47
Oxbow Carbon & Minerals LLC
3.796% - 4.079% due 05/08/2016	49	47
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	50	49
Pharmaceutical Product Development Bridge
6.250% due 12/05/2018	50	50
Pinafore LLC
4.250% due 09/29/2016	46	46
Pinnacle Foods Finance LLC
2.771% - 2.872% due 04/02/2014	20	19
Polyone Corp.
5.000% due 12/21/2017	50	50
Quintiles Transnational Corp.
5.000% due 06/08/2018	70	69
Rexnord LLC
2.563% due 07/19/2013	50	49
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	99	98
Rock-Tenn Co.
3.500% due 05/27/2018	95	95
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	70	70
Rovi Corp.
4.000% due 02/07/2018	50	49
Royalty Pharma Finance Trust
4.000% due 05/10/2018	149	148
Sally Holdings LLC
2.550% due 11/16/2013	43	43
SBA Senior Finance II LLC
3.750% due 06/30/2018	100	99
Sealed Air Corp.
4.750% due 10/03/2018	99	100
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/16/2017	99	99
Sensata Technologies B.V.
4.000% due 05/12/2018	50	49
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017	99	98
Solutia, Inc.
3.500% due 08/01/2017	72	72
Springleaf Finance Corp.
5.500% due 05/10/2017	65	57
SRA International, Inc.
6.500% due 07/20/2018	48	45
SunCoke Energy, Inc.
4.000% - 5.250% due 07/26/2018	50	49
Sungard Data Systems, Inc.
2.026% - 2.044% due 02/28/2014	100	98
SymphonyIRI Group, Inc.
5.000% due 12/01/2017	100	99
Syniverse Holdings, Inc.
5.250% due 12/21/2017	99	100
Telesat Canada
3.300% due 10/31/2014	74	74
Terex Corp.
5.500% due 04/28/2017	100	100
TransDigm, Inc.
4.000% due 02/14/2017	50	49
TransUnion LLC
4.750% due 02/10/2018	50	50
Univar, Inc.
5.000% due 04/28/2017	50	48
Universal Health Services, Inc.
3.750% - 5.000% due 11/15/2016	99	99
Univision Communications, Inc.
2.296% due 09/29/2014	75	72
Verifone Systems, Inc.
4.500% due 12/28/2018	50	50
Vertafore, Inc.
5.250% due 07/29/2016	75	73
Vodafone Group PLC
6.250% due 07/24/2016	75	75
Walter Energy, Inc.
4.000% due 04/01/2018	71	71

Warner Chilcott Co. LLC
4.250% due 03/15/2018	74	74
Weather Channel, Inc.
4.250% due 02/11/2017	99	100
Windstream Corp.
3.040% - 3.160% due 12/17/2015	70	69
Wm. Bolthouse Farms, Inc.
5.500% - 5.750% due 02/11/2016	47	47

Total Bank Loan Obligations (Cost $8,157)		8,095

SHORT-TERM INSTRUMENTS 8.1%
REPURCHASE AGREEMENTS 2.3%
State Street Bank and Trust Co.
0.010% due 01/03/2012	202	202

(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $210. Repurchase proceeds are $202.)
	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 5.8%
	50,044	501

Total Short-Term Instruments (Cost $703)		703

Total Investments 102.1% (Cost $8,860)		$8,798
Other Assets and Liabilities (Net) (2.1%)		(183)

Net Assets 100.0%		$8,615

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Bank Loan Obligations	$0	$8,095	$0	$8,095
Short-Term Instruments
Repurchase Agreements	0	202	0	202
PIMCO Short-Term Floating NAV Portfolio	501	0	0	501

	$501	$8,297	$0	$8,798

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 20.2%
BANKING & FINANCE 19.7%
Ally Financial, Inc.
0.559% due 12/19/2012	$39,100	$39,095
1.750% due 10/30/2012	81,600	82,672
American Express Bank FSB
0.424% due 05/29/2012	11,929	11,921
American Express Credit Corp.
0.414% due 02/24/2012	42,310	42,283
ANZ National International Ltd.
0.824% due 09/28/2012 (c)	6,000	5,999
3.250% due 04/02/2012	59,080	59,420
Australia & New Zealand Banking Group Ltd.
0.839% due 06/18/2012	5,370	5,372
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.512% due 05/25/2012	30,230	30,222
Bank of America Corp.
0.728% due 04/30/2012	127,500	127,833
0.950% due 06/22/2012	16,700	16,748
4.875% due 09/15/2012	50,359	50,692
5.375% due 09/11/2012	51,615	52,259
6.250% due 04/15/2012	22,644	22,850
Barclays Bank PLC
0.671% due 04/10/2012	9,675	9,675
1.138% due 01/13/2012	2,200	2,200
1.158% due 01/05/2012	15,000	15,000
1.177% due 04/10/2012	72,600	72,513
1.327% due 03/05/2012	1,900	1,900
1.355% due 03/16/2012	2,400	2,403
2.700% due 03/05/2012	1,305	1,310
Bear Stearns Cos. LLC
0.806% due 02/23/2012	4,000	3,994
BNP Paribas
0.679% due 02/01/2012	57,340	57,162
2.125% due 12/21/2012	200	195
BNZ International Funding Ltd.
2.625% due 06/05/2012	16,200	16,330
Cie de Financement Foncier
1.625% due 07/23/2012	54,700	54,700
Citibank N.A.
0.465% due 05/07/2012	63,120	63,221
1.875% due 05/07/2012	1,267	1,275
Citigroup Funding, Inc.
0.758% due 04/30/2012	251,400	252,012
2.250% due 12/10/2012	571	582
Citigroup, Inc.
0.680% due 03/16/2012	142,191	141,868
5.250% due 02/27/2012	137,079	137,712
5.300% due 10/17/2012	46,380	47,144
5.500% due 08/27/2012	69,600	70,734
6.000% due 02/21/2012	85,433	85,913
Commonwealth Bank of Australia
0.572% due 08/27/2014	30,800	30,805
2.400% due 01/12/2012	78,450	78,483
Countrywide Financial Corp.
0.875% due 05/07/2012	45,279	44,577
5.800% due 06/07/2012	299,440	300,111
Credit Agricole S.A.
0.779% due 02/02/2012	122,481	122,091
Daimler International Finance BV
1.372% due 01/27/2012	2,200	2,200
Danske Bank A/S
0.856% due 05/24/2012	12,500	12,492
2.500% due 05/10/2012	32,885	33,093
Dexia Credit Local S.A.
0.644% due 01/12/2012	41,600	41,594
Dexia Municipal Agency S.A.
5.125% due 01/17/2012	75,810	75,819
FIH Erhvervsbank A/S
0.758% due 12/06/2012	2,400	2,400
General Electric Capital Corp.
0.486% due 04/24/2012	39,000	39,056
0.567% due 09/21/2012	65,500	65,613
0.567% due 12/21/2012	50,800	50,944
0.697% due 06/01/2012	9,100	9,117
0.740% due 03/12/2012	32,780	32,811
0.784% due 12/07/2012	2,000	2,011

0.838% due 06/08/2012	85,040	85,266
2.000% due 09/28/2012	94,500	95,806
Goldman Sachs Group, Inc.
0.615% due 02/06/2012	278,275	277,831
5.300% due 02/14/2012	2,200	2,208
5.450% due 11/01/2012	2,540	2,584
6.600% due 01/15/2012	700	701
HSBC Finance Corp.
0.686% due 04/24/2012	183,444	181,313
0.756% due 07/19/2012	33,670	33,170
0.896% due 09/14/2012	11,750	11,577
5.000% due 03/15/2012	8,875	8,903
5.900% due 06/19/2012	24,792	25,165
6.375% due 11/27/2012	5,000	5,144
7.000% due 05/15/2012	144,337	147,043
Huntington National Bank
0.927% due 06/01/2012	95,905	96,175
ING Bank NV
0.939% due 02/02/2012	30,000	29,987
1.241% due 02/09/2012	5,200	5,202
1.379% due 03/30/2012	23,310	23,255
2.625% due 02/09/2012	86,600	86,760
JPMorgan Chase & Co.
0.578% due 02/22/2012	7,530	7,533
0.776% due 06/15/2012	374,000	375,042
0.824% due 12/26/2012	41,300	41,554
0.950% due 06/22/2012	28,025	28,097
6.625% due 03/15/2012	19,221	19,415
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	11,350	11,405
Landesbank Baden-Wuerttemberg
0.790% due 06/22/2012	185,200	185,067
LeasePlan Corp. NV
3.000% due 05/07/2012	56,840	57,280
Lloyds TSB Bank PLC
1.581% due 04/02/2012	166,050	166,441
2.800% due 04/02/2012	148,380	149,053
Macquarie Bank Ltd.
0.703% due 07/16/2012	1,500	1,499
0.703% due 07/17/2012	43,400	43,371
2.600% due 01/20/2012	156,494	156,498
MBNA Corp.
7.500% due 03/15/2012	14,155	14,248
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012	126,295	123,901
0.981% due 05/29/2012	5,000	4,942
6.050% due 08/15/2012	107,569	109,141
Morgan Stanley
0.450% due 04/19/2012	16,850	16,686
0.638% due 01/09/2012	85,072	85,071
0.724% due 02/10/2012	89,265	89,331
0.913% due 06/20/2012	112,405	112,816
5.250% due 11/02/2012	4,500	4,515
5.750% due 08/31/2012	2,400	2,431
6.600% due 04/01/2012	2,000	2,017
National Australia Bank Ltd.
2.550% due 01/13/2012	100,861	100,913
Nationwide Building Society
0.646% due 05/17/2012	59,600	59,623
2.500% due 08/17/2012	71,100	71,898
5.500% due 07/18/2012	800	817
PNC Funding Corp.
0.568% due 01/31/2012	470	470
0.781% due 04/01/2012	24,800	24,823
Royal Bank of Scotland Group PLC
0.743% due 03/20/2012	4,500	4,498
0.783% due 03/30/2012	244,750	244,727
1.153% due 05/11/2012	83,580	83,775
1.241% due 04/09/2012	3,000	3,004
1.245% due 02/23/2012	10,000	10,005
1.316% due 04/23/2012	52,400	52,484
1.500% due 03/30/2012	123,870	124,098
2.625% due 05/11/2012	226,520	227,947
2.650% due 04/23/2012	57,700	57,992
Santander Holdings USA, Inc.
2.500% due 06/15/2012	66,408	67,096
SBAB Bank AB
3.125% due 03/23/2012	15,141	15,226
Sovereign Bank
2.750% due 01/17/2012	77,427	77,503
Suncorp-Metway Ltd.
1.903% due 07/16/2012	51,315	51,716
Swedbank AB
1.294% due 02/10/2012	8,600	8,604
2.800% due 02/10/2012	16,800	16,840

U.S. Central Federal Credit Union
1.900% due 10/19/2012	402,114	407,817
Union Bank N.A.
0.755% due 03/16/2012	21,890	21,898
Wachovia Corp.
0.546% due 04/23/2012	11,340	11,351
0.677% due 03/01/2012	19,000	19,007
Wells Fargo & Co.
0.506% due 01/24/2012	6,700	6,701
0.766% due 06/15/2012	18,925	18,974
Western Corporate Federal Credit Union
1.750% due 11/02/2012	102,407	103,714
Westpac Banking Corp.
0.734% due 12/14/2012	86,650	86,758
1.011% due 05/18/2012	10,000	10,016
1.021% due 05/18/2012	17,000	16,991
1.129% due 02/21/2012	4,000	4,003
5.070% due 04/10/2012	5,000	5,051
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	45,160	45,440

		7,515,650

INDUSTRIALS 0.2%
Daimler Finance North America LLC
7.300% due 01/15/2012	42,800	42,880
Hewlett-Packard Co.
4.250% due 02/24/2012	11,230	11,281
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	103
7.125% due 03/15/2012	4,455	4,506
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	28,501	28,613

		87,383

UTILITIES 0.3%
BP Capital Markets PLC
2.750% due 02/27/2012	3,746	3,756
3.125% due 03/10/2012	39,377	39,560
Verizon Wireless Capital LLC
5.250% due 02/01/2012	58,647	58,850

		102,166

Total Corporate Bonds & Notes (Cost $7,722,580)		7,705,199

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	21,800	21,812

Total Municipal Bonds & Notes (Cost $21,802)		21,812

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
0.312% due 08/23/2012 - 11/23/2012	845,870	846,805
0.315% due 09/17/2012 - 12/20/2012	1,180,143	1,181,488
0.375% due 12/28/2012	29,700	29,770
0.523% due 12/20/2012	126,500	126,692
1.125% due 07/30/2012	21,347	21,465
Federal Farm Credit Bank
0.224% due 08/27/2012	75,700	75,785
0.263% due 07/16/2012	23,200	23,215
0.267% due 08/13/2012	68,000	68,052
0.274% due 06/28/2012	75,000	75,042
0.287% due 11/13/2012	16,865	16,884
0.294% due 08/28/2012 - 09/07/2012	83,000	83,079
0.315% due 09/20/2012	17,200	17,219
0.320% due 02/13/2012	27,197	27,201
0.402% due 08/28/2012	66,000	66,062
0.484% due 08/27/2012	74,500	74,654
Federal Home Loan Bank
0.180% due 12/28/2012	160,000	159,898
0.244% due 10/25/2012 - 10/26/2012	200,000	200,119
0.346% due 02/17/2012	10,000	10,000
0.375% due 01/29/2013	21,800	21,827
1.625% due 11/21/2012	4,100	4,150
1.750% due 12/14/2012	147,900	149,941
Freddie Mac
0.220% due 05/06/2013	230,400	230,858
0.228% due 05/16/2013	610,900	611,233
0.234% due 08/24/2012	370,000	370,168
0.235% due 11/02/2012	701,600	701,984

0.236% due 08/10/2012	61,400	61,464
0.245% due 06/03/2013	26,000	26,016
0.247% due 03/21/2013	33,750	33,789
0.265% due 04/03/2012	26,951	26,959
0.375% due 11/30/2012	18,246	18,286
0.625% due 12/28/2012	133,000	133,551
0.750% due 12/28/2012	218,000	219,171
4.500% due 01/15/2013	53,080	55,425

Total U.S. Government Agencies (Cost $5,764,704)		5,768,252

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Inflation Protected Securities(b)
3.375% due 01/15/2012	892,449	893,147
U.S. Treasury Notes
0.375% due 08/31/2012	275,000	275,526
0.625% due 12/31/2012	512,650	515,133
0.625% due 01/31/2013	767,750	771,619
0.625% due 02/28/2013	444,000	446,376
1.125% due 12/15/2012	100,000	100,938
1.375% due 11/15/2012	228,000	230,467
1.375% due 01/15/2013	585,000	592,358
1.500% due 07/15/2012	450,000	453,463

Total U.S. Treasury Obligations (Cost $4,278,013)		4,279,027

ASSET-BACKED SECURITIES 0.4%
BMW Vehicle Lease Trust
0.289% due 04/20/2012	3,393	3,393
Ford Credit Auto Lease Trust
0.261% due 07/15/2012	17,490	17,495
Ford Credit Auto Owner Trust
0.219% due 08/15/2012	4,087	4,088
Fosse Master Issuer PLC
0.415% due 04/18/2012	85,500	85,456
Honda Auto Receivables Owner Trust
0.251% due 06/18/2012	24,737	24,743
Mercedes-Benz Auto Receivables Trust
0.217% due 07/16/2012	21,464	21,469
SMART Trust
0.365% due 07/14/2012	7,426	7,428

Total Asset-Backed Securities (Cost $164,096)		164,072

SOVEREIGN ISSUES 1.0%
Japan Bank for International Cooperation
4.375% due 11/26/2012	1,100	1,135
4.875% due 03/22/2012	3,900	3,936
Province of Ontario Canada
0.938% due 05/22/2012	108,760	108,937
2.625% due 01/20/2012	85,041	85,115
4.950% due 06/01/2012	79,400	80,786
5.125% due 07/17/2012	91,780	94,069
Societe Financement de l’Economie Francaise
2.125% due 01/30/2012	19,880	19,897

Total Sovereign Issues (Cost $394,103)		393,875

SHORT-TERM INSTRUMENTS 59.5%
CERTIFICATES OF DEPOSIT 2.8%
Bank of Nova Scotia
0.622% due 07/27/2012	47,800	47,840
0.690% due 08/09/2012	159,800	159,977
0.777% due 03/05/2012	500	500
Barclays Bank PLC
0.826% due 02/17/2012	800	800
1.015% due 03/01/2012	28,650	28,670
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.510% due 07/19/2012	271,300	271,338
Dexia Credit Local
0.820% due 03/22/2012	30,000	29,960
Itau Unibanco Holding S.A.
0.000% due 01/17/2012	30,150	30,130
Kells Funding LLC
0.319% due 03/07/2012	113,600	113,483
0.351% due 03/02/2012	113,600	113,600
0.366% due 03/12/2012	85,900	85,888
National Australia Bank
0.366% due 01/12/2012	136,750	136,751
Nordea Bank Finland PLC
0.780% due 07/05/2012	25,750	25,702
Westpac Banking Corp.
0.356% due 01/10/2012	25,680	25,680

		1,070,319

COMMERCIAL PAPER 4.4%
BP Capital Markets PLC
0.668% due 01/09/2012	11,550	11,549
Erste Abwicklungsanstalt
0.366% due 01/30/2012	45,500	45,488
Kells Funding LLC
0.278% due 01/11/2012	2,100	2,100
0.290% due 01/10/2012	200,000	199,989
0.290% due 01/11/2012	75,000	74,995
0.310% due 01/26/2012	49,800	49,790
0.448% due 01/10/2012	3,600	3,600
0.448% due 01/27/2012	1,600	1,599
0.450% due 01/13/2012	500,000	499,938
0.450% due 01/17/2012	250,000	249,956
0.450% due 01/18/2012	250,000	249,953
PB Capital Markets PLC
0.720% due 03/09/2012	31,450	31,419
0.780% due 06/05/2012	78,600	78,331
0.800% due 01/09/2012	55,000	54,993
0.800% due 03/05/2012	50,000	49,953
Vodafone Group PLC
0.960% due 05/02/2012	57,400	57,208
1.019% due 05/03/2012	23,150	23,047

		1,683,908

REPURCHASE AGREEMENTS 43.8%
Banc of America Securities LLC
0.050% due 01/03/2012	622,800	622,800

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $205,216 and U.S. Treasury Notes 2.625% - 3.125% due 11/15/2020 - 05/15/2021 valued at $433,205. Repurchase proceeds are $622,803)

0.060% due 01/03/2012	400,200	400,200

(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% - 6.125% due 02/15/2026 - 11/15/2027 valued at $395,247 and U.S. Treasury Notes 0.250% due 12/15/2014 valued at $16,937. Repurchase proceeds are $400,203)

0.080% due 01/04/2012	862,000	862,000
(Dated 01/03/2012. Collateralized by U.S. Treasury Bonds 4.500% - 6.125% due 11/15/2027 - 05/15/2038 valued at $882,996. Repurchase proceeds are $862,000)
Bank of Nova Scotia
0.050% due 01/03/2012	445,300	445,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $455,280. Repurchase proceeds are $445,302.)
Barclays Capital, Inc.
0.010% due 01/03/2012	24,800	24,800
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $25,342. Repurchase proceeds are $24,800)
0.050% due 01/03/2012	462,300	462,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $472,080. Repurchase proceeds are $462,303)
0.080% due 01/04/2012	2,100	2,100
(Dated 01/03/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,144. Repurchase proceeds are $2,100)
0.100% due 01/04/2012	1,200	1,200
(Dated 01/03/2012. Collateralized by Freddie Mac Gold Pool 5.000% due 12/01/2036 valued at $1,243. Repurchase proceeds are $1,200)
0.180% due 01/12/2012	900,000	900,000

(Dated 11/17/2011. Collateralized by Fannie Mae 4.000% - 4.500% due 05/01/2041 - 11/01/2041 valued at $331,745 and Freddie Mac 4.500% due 11/01/2040 valued at $102,372 and Ginnie Mae 4.500% - 6.000% due 07/20/2040 - 07/15/2041 valued at $492,689. Repurchase proceeds are $900,207)

0.200% due 01/20/2012	470,000	470,000

(Dated 12/20/2011. Collateralized by Lloyds TSB Bank PLC 0.833% due 10/09/2012 valued at $216,457 and Royal Bank of Scotland Group PLC 0.783% due 03/30/2012 valued at $292,163. Repurchase proceeds are $470,037)

0.230% due 01/12/2012	850,000	850,000

(Dated 11/25/2011. Collateralized by Fannie Mae 4.500% due 09/01/2039 valued at $416,679 and Freddie Mac 4.500% - 5.000% due 03/01/2040 - 07/01/2041 valued at $391,558 and Ginnie Mae 5.000% due 07/20/2040 valued at $65,471. Repurchase proceeds are $850,201)

0.250% due 12/22/2013	1,534	1,534

(Dated 12/27/2011. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $533 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $719 and UST LLC 6.625% due 07/15/2012 valued at $363. Repurchase proceeds are $1,534)

0.290% due 04/13/2012	3,065	3,065

(Dated 11/17/2011. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $1,068 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $1,438 and UST LLC 6.625% due 07/15/2012 valued at $728. Repurchase proceeds are $3,066)

0.340% due 04/14/2012	19,323	19,323

(Dated 11/06/2009. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $5,538 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $7,799. Repurchase proceeds are $19,467)

0.370% due 06/28/2012	350	350
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $362. Repurchase proceeds are $352)
0.370% due 06/29/2012	1,282	1,282

(Dated 06/28/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $532 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $718. Repurchase proceeds are $1,289)

0.380% due 03/22/2012	641	641

(Dated 03/22/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $266 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $359. Repurchase proceeds are $645)

0.400% due 06/09/2012	1,284	1,284

(Dated 06/10/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $533 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $719. Repurchase proceeds are $1,292)

0.400% due 08/26/2012	2,454	2,454

(Dated 08/27/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $800 and Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $1,078 and UST LLC 6.625% due 07/15/2012 valued at $546. Repurchase proceeds are $2,467)

0.420% due 05/11/2012	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $6,022. Repurchase proceeds are $5,866)
BNP Paribas Securities Corp.
0.040% due 01/03/2012	97,500	97,500
(Dated 12/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 04/15/2012 valued at $99,558. Repurchase proceeds are $97,500)
0.050% due 01/03/2012	140,800	140,800
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.375% - 4.000% due 01/15/2013 - 02/15/2014 valued at $143,740. Repurchase proceeds are $140,801)
0.070% due 01/04/2012	250,000	250,000
(Dated 12/28/2011. Collateralized by Fannie Mae 5.000% due 02/01/2038 valued at $259,633. Repurchase proceeds are $250,003)
0.080% due 01/04/2012	264,700	264,700
(Dated 01/03/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016 valued at $270,804. Repurchase proceeds are $264,700)
0.150% due 01/03/2012	131,200	131,200
(Dated 12/30/2011. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $135,900. Repurchase proceeds are $131,202)
0.190% due 01/12/2012	850,000	850,000

(Dated 12/14/2011. Collateralized by Fannie Mae 4.000% - 5.500% due 11/01/2035 - 11/01/2041 valued at $499,284 and Freddie Mac Gold Pool 4.000% - 4.500% due 05/01/2026 - 10/01/2041 valued at $385,538. Repurchase proceeds are $850,090)

Citigroup Global Markets, Inc.
0.050% due 01/03/2012	428,500	428,500
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $437,467. Repurchase proceeds are $428,502)
0.070% due 01/03/2012	6,600	6,600
(Dated 12/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $6,729. Repurchase proceeds are $6,600)
0.090% due 01/04/2012	1,250,000	1,250,000
(Dated 01/03/2012. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $1,276,156. Repurchase proceeds are $1,250,000)
Credit Suisse Securities (USA) LLC
0.050% due 01/03/2012	579,100	579,100
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 0.750% - 3.125% due 09/30/2013 - 12/15/2013 valued at $593,135. Repurchase proceeds are $579,103)
0.060% due 01/03/2012	1,464,300	1,464,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 0.500% - 2.750% due 11/30/2012 - 07/15/2014 valued at $1,494,750. Repurchase proceeds are $1,464,310)
Deutsche Bank Securities, Inc.
0.030% due 01/03/2012	211,500	211,500
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2037 valued at $215,596. Repurchase proceeds are $211,501)
0.410% due 01/10/2012	24,900	24,900
(Dated 11/04/2011. Collateralized by Kreditanstalt fuer Wiederaufbau 1.875% due 01/14/2013 valued at $25,942. Repurchase proceeds are $24,917)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012	15,300	15,300
(Dated 12/30/2011. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $15,866. Repurchase proceeds are $15,300.)
0.120% due 01/19/2012	370,000	370,000
(Dated 12/20/2011. Collateralized by Fannie Mae 4.500% due 09/01/2041 valued at $384,353. Repurchase proceeds are $370,017)
0.150% due 01/12/2012	925,000	925,000

(Dated 12/15/2011. Collateralized by Fannie Mae 3.500% - 5.500% due 02/01/2026 - 07/01/2037 valued at $635,008 and Freddie Mac Gold Pool 4.500% due 02/01/2041 valued at $324,770. Repurchase proceeds are $925,073)

0.180% due 01/13/2012	900,000	900,000

(Dated 11/16/2011. Collateralized by Fannie Mae 3.500% - 5.500% due 09/01/2026 - 09/01/2041 valued at $671,498 and Freddie Mac 4.500% due 04/01/2041 valued at $239,410. Repurchase proceeds are $900,207)

JPMorgan Securities, Inc.
0.050% due 01/03/2012	318,300	318,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.500% - 2.375% due 12/31/2013 - 06/30/2018 valued at $321,977. Repurchase proceeds are $318,302)
0.060% due 01/03/2012	151,300	151,300
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $155,600. Repurchase proceeds are $151,301)
0.070% due 01/03/2012	7,300	7,300
(Dated 12/30/2011. Collateralized by Freddie Mac 5.250% due 04/18/2016 valued at $7,475. Repurchase proceeds are $7,300)
0.090% due 01/04/2012	350,000	350,000
(Dated 12/28/2011. Collateralized by Fannie Mae 4.000% due 12/01/2039 valued at $365,399. Repurchase proceeds are $350,005)
0.100% due 01/04/2012	3,200	3,200
(Dated 01/03/2012. Collateralized by Freddie Mac 5.250% due 04/18/2016 valued at $3,273. Repurchase proceeds are $3,200)
0.150% due 01/13/2012	850,000	850,000
(Dated 12/14/2011. Collateralized by Fannie Mae 3.500% - 4.000% due 12/01/2039 - 03/01/2041 valued at $886,446. Repurchase proceeds are $850,071)
Morgan Stanley & Co., Inc.
0.050% due 01/03/2012	13,700	13,700
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $13,827. Repurchase proceeds are $13,700)
0.060% due 01/03/2012	338,600	338,600
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $341,785. Repurchase proceeds are $338,602)
0.090% due 01/04/2012	16,100	16,100
(Dated 01/03/2012. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $16,232. Repurchase proceeds are $16,100)
0.110% due 01/04/2012	16,100	16,100
(Dated 01/03/2012. Collateralized by Fannie Mae 2.250% due 03/15/2016 valued at $15,140. Repurchase proceeds are $16,100)
RBC Capital Markets LLC
0.050% due 01/03/2012	1,033,100	1,033,100
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.000% - 3.625% due 08/31/2016 - 05/15/2021 valued at $1,052,443. Repurchase proceeds are $1,033,106.)
RBS Securities, Inc.
0.050% due 01/03/2012	84,400	84,400
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $85,772. Repurchase proceeds are $84,400.)

0.060% due 01/03/2012	298,400	298,400
(Dated 12/30/2011. Collateralized by Freddie Mac 0.780% - 0.880% due 09/08/2014 - 11/25/2014 valued at $304,764. Repurchase proceeds are $298,402.)
TD Securities (USA) LLC
0.050% due 01/03/2012	95,900	95,900
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% - 4.500% due 10/31/2015 - 11/15/2015 valued at $98,364. Repurchase proceeds are $95,901.)
UBS Securities LLC
0.040% due 01/03/2012	150,000	150,000

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 03/31/2014 valued at $153,182. Repurchase proceeds are $150,001.)
		16,712,258

SHORT-TERM NOTES 5.8%
Fannie Mae
0.041% due 01/18/2012 - 02/06/2012	29,400	29,400
0.066% due 06/06/2012	12,500	12,496
0.071% due 04/16/2012 - 05/23/2012	44,600	44,591
0.072% due 05/23/2012	209	209
0.076% due 02/29/2012	40,632	40,627
0.081% due 02/22/2012 - 03/08/2012	284,700	284,649
0.086% due 03/07/2012 - 04/25/2012	115,360	115,326
0.096% due 02/22/2012	57,100	57,092
Federal Farm Credit Bank
0.180% due 12/05/2012	1,300	1,300
Federal Home Loan Bank
0.035% due 01/13/2012	12,100	12,100
0.086% due 03/23/2012	8,899	8,897
0.091% due 05/04/2012	5,200	5,198
0.180% due 11/14/2012 - 12/27/2012	115,300	115,278
0.183% due 10/22/2012	50,000	49,927
0.190% due 11/23/2012	94,900	94,894
0.200% due 10/30/2012 - 12/13/2012	290,800	290,760
0.210% due 12/21/2012	125,000	125,003
Freddie Mac
0.000% due 06/04/2012	2,000	2,000
0.041% due 01/09/2012 - 02/10/2012	25,800	25,800
0.061% due 04/04/2012	500,000	499,888
0.076% due 06/11/2012	163,000	162,946
0.081% due 04/23/2012	22,400	23,492
0.086% due 04/23/2012	47,000	46,983
0.091% due 04/30/2012	132,154	132,106
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	15,100	15,113

		2,196,075

U.S. TREASURY BILLS 2.7%
0.105% due 12/13/2012 (a)	1,050,000	1,048,956

Total Short-Term Instruments (Cost $22,710,474)		22,711,516

Total Investments 107.5% (Cost $41,055,772)		$41,043,753
Other Assets and Liabilities (Net) (7.5%)		(2,847,804)

Net Assets 100.0%		$38,195,949

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Restricted securities as of December 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
ANZ National International Ltd.	0.824%	09/28/2012	05/12/2011 - 12/12/2011	$6,011	$5,999	0.02%

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$7,515,650	$0	$7,515,650
Industrials	0	87,383	0	87,383
Utilities	0	102,166	0	102,166
Municipal Bonds & Notes
New York	0	21,812	0	21,812
U.S. Government Agencies	0	5,768,252	0	5,768,252
U.S. Treasury Obligations	0	4,279,027	0	4,279,027
Asset-Backed Securities	0	164,072	0	164,072
Sovereign Issues	0	393,875	0	393,875
Short-Term Instruments
Certificates of Deposit	0	1,070,319	0	1,070,319
Commercial Paper	0	1,683,908	0	1,683,908
Repurchase Agreements	0	16,712,258	0	16,712,258
Short-Term Notes	0	2,196,075	0	2,196,075
U.S. Treasury Bills	0	1,048,956	0	1,048,956

	$0	$41,043,753	$0	$41,043,753

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,010	$0	$0	$(20)	$0	$14	$0	$(3,004)	$0	$0

Totals	$3,010	$0	$0	$(20)	$0	$14	$0	$(3,004)	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 24.5%
Ally Financial, Inc.
0.559% due 12/19/2012	$300	$300
American Express Bank FSB
0.424% due 05/29/2012	1,190	1,189
0.426% due 06/12/2012	800	799
American Express Credit Corp.
0.414% due 02/24/2012	4,560	4,557
Australia & New Zealand Banking Group Ltd.
0.839% due 06/18/2012	3,000	3,000
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.512% due 05/25/2012	1,300	1,300
Bank of America Corp.
0.950% due 06/22/2012	10,000	10,029
2.100% due 04/30/2012	7,149	7,198
4.875% due 09/15/2012	1,155	1,163
5.375% due 09/11/2012	3,435	3,478
Bank of the West
2.150% due 03/27/2012	8,404	8,445
Barclays Bank PLC
0.671% due 04/10/2012	1,000	1,000
1.158% due 01/05/2012	10,000	10,000
1.177% due 04/10/2012	71,400	71,315
2.700% due 03/05/2012	10,200	10,240
Bear Stearns Cos. LLC
0.806% due 02/23/2012	1,000	999
BNZ International Funding Ltd.
2.625% due 06/05/2012	28,000	28,225
Cie de Financement Foncier
1.625% due 07/23/2012	5,000	5,000
Citigroup Funding, Inc.
0.758% due 04/30/2012	3,000	3,007
Citigroup, Inc.
0.680% due 03/16/2012	8,439	8,420
2.125% due 04/30/2012	20,465	20,603
5.250% due 02/27/2012	28,250	28,380
5.300% due 10/17/2012	3,440	3,497
5.500% due 08/27/2012	1,000	1,016
6.000% due 02/21/2012	29,485	29,651
Commonwealth Bank of Australia
0.572% due 08/27/2014	2,500	2,500
2.400% due 01/12/2012	10,000	10,004
Countrywide Financial Corp.
0.875% due 05/07/2012	18,850	18,558
5.800% due 06/07/2012	27,042	27,103
Credit Agricole S.A.
0.779% due 02/02/2012	13,520	13,477
Daimler International Finance BV
1.372% due 01/27/2012	100	100
General Electric Capital Corp.
0.567% due 12/21/2012	1,100	1,103
0.697% due 06/01/2012	400	401
0.784% due 12/07/2012	1,000	1,006
2.250% due 03/12/2012	51,548	51,762
Goldman Sachs Group, Inc.
0.615% due 02/06/2012	9,000	8,986
5.450% due 11/01/2012	2,225	2,263
6.600% due 01/15/2012	7,100	7,109
HSBC Finance Corp.
0.686% due 04/24/2012	7,784	7,694
0.756% due 07/19/2012	3,550	3,497
0.896% due 09/14/2012	1,225	1,207
5.900% due 06/19/2012	665	675
6.375% due 11/27/2012	13,000	13,374
7.000% due 05/15/2012	12,930	13,172
Huntington National Bank
0.927% due 06/01/2012	300	301
ING Bank NV
0.939% due 02/02/2012	5,000	4,998
1.028% due 01/13/2012	6,760	6,759
1.379% due 03/30/2012	4,100	4,090
2.625% due 02/09/2012	2,170	2,174
JPMorgan Chase & Co.
0.578% due 02/22/2012	1,600	1,601
0.776% due 06/15/2012	36,345	36,446
0.950% due 06/22/2012	1,600	1,604

2.200% due 06/15/2012	58,289	58,848
6.625% due 03/15/2012	1,500	1,515
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	900	904
Landesbank Baden-Wuerttemberg
0.790% due 06/22/2012	20,000	19,986
LeasePlan Corp. NV
3.000% due 05/07/2012	2,000	2,015
Macquarie Bank Ltd.
0.703% due 07/17/2012	3,400	3,398
2.600% due 01/20/2012	14,555	14,555
Merrill Lynch & Co., Inc.
0.757% due 06/05/2012	13,043	12,796
0.981% due 05/29/2012	400	395
6.050% due 08/15/2012	5,940	6,027
Morgan Stanley
0.450% due 04/19/2012	4,200	4,159
0.638% due 01/09/2012	8,345	8,345
0.724% due 02/10/2012	200	200
5.750% due 08/31/2012	2,000	2,026
Nationwide Building Society
0.646% due 05/17/2012	47,260	47,278
PNC Funding Corp.
2.300% due 06/22/2012	11,460	11,576
Royal Bank of Scotland Group PLC
0.783% due 03/30/2012	4,000	4,000
1.500% due 03/30/2012	5,200	5,210
2.625% due 05/11/2012	8,900	8,957
SBAB Bank AB
3.125% due 03/23/2012	1,800	1,810
Sovereign Bank
2.750% due 01/17/2012	10,790	10,801
Suncorp-Metway Ltd.
1.903% due 07/16/2012	1,650	1,663
Swedbank AB
2.800% due 02/10/2012	5,750	5,764
U.S. Bancorp
2.250% due 03/13/2012	19,000	19,077
Union Bank N.A.
0.755% due 03/16/2012	5,500	5,502
Wachovia Corp.
0.546% due 04/23/2012	7,000	7,007
Western Corporate Federal Credit Union
1.750% due 11/02/2012	10,000	10,128
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	1,050	1,056

		779,773

INDUSTRIALS 0.2%
Daimler Finance North America LLC
7.300% due 01/15/2012	4,725	4,734
Hewlett-Packard Co.
4.250% due 02/24/2012	846	850
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	400	404
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	794	797

		6,785

UTILITIES 0.3%
BP Capital Markets PLC
2.750% due 02/27/2012	4,900	4,914
3.125% due 03/10/2012	1,887	1,896
Verizon Wireless Capital LLC
5.250% due 02/01/2012	4,420	4,435

		11,245

Total Corporate Bonds & Notes (Cost $799,276)		797,803

MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	1,575	1,576

Total Municipal Bonds & Notes (Cost $1,575)		1,576

U.S. GOVERNMENT AGENCIES 10.2%
Fannie Mae
0.312% due 08/23/2012	47,750	47,796
0.315% due 10/18/2012	167,186	167,394

Federal Farm Credit Bank
0.320% due 02/13/2012	2,100	2,100
Federal Home Loan Bank
1.375% due 06/08/2012	10,625	10,683
Freddie Mac
0.220% due 05/06/2013	19,600	19,639
0.228% due 05/16/2013	50,100	50,127
0.234% due 08/24/2012	16,000	16,007
0.235% due 11/02/2012	10,000	10,006

Total U.S. Government Agencies (Cost $323,524)		323,752

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Notes
0.625% due 06/30/2012	271,800	272,596
0.625% due 12/31/2012	62,950	63,255
0.625% due 01/31/2013	10,970	11,025
1.375% due 11/15/2012	11,800	11,928

Total U.S. Treasury Obligations (Cost $358,673)		358,804

ASSET-BACKED SECURITIES 0.5%
BMW Vehicle Lease Trust
0.289% due 04/20/2012	268	268
Ford Credit Auto Lease Trust
0.261% due 07/15/2012	1,741	1,742
Ford Credit Auto Owner Trust
0.219% due 08/15/2012	346	346
Fosse Master Issuer PLC
0.415% due 04/18/2012	8,000	7,996
Honda Auto Receivables Owner Trust
0.251% due 06/18/2012	2,375	2,375
Mercedes-Benz Auto Receivables Trust
0.217% due 07/16/2012	2,167	2,167
SMART Trust
0.365% due 07/14/2012	990	991

Total Asset-Backed Securities (Cost $15,887)		15,885

SOVEREIGN ISSUES 1.0%
Export Development Canada
0.654% due 06/07/2012	6,000	5,999
Japan Bank for International Cooperation
4.875% due 03/22/2012	1,000	1,009
Province of Ontario Canada
0.938% due 05/22/2012	9,000	9,015
1.875% due 11/19/2012	2,300	2,329
2.625% due 01/20/2012	8,515	8,522
4.950% due 06/01/2012	3,000	3,052
Societe Financement de l’Economie Francaise
2.125% due 01/30/2012	1,000	1,001

Total Sovereign Issues (Cost $30,944)		30,927

SHORT-TERM INSTRUMENTS 46.2%
CERTIFICATES OF DEPOSIT 2.4%
Bank of Nova Scotia
0.622% due 07/27/2012	3,750	3,753
0.690% due 08/09/2012	9,500	9,510
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.510% due 07/19/2012	6,500	6,501
Dexia Credit Local
0.820% due 03/22/2012	6,000	5,992
Kells Funding LLC
0.319% due 03/07/2012	11,400	11,393
0.351% due 03/02/2012	11,400	11,393
0.366% due 03/12/2012	7,800	7,798
National Australia Bank
0.366% due 01/12/2012	13,850	13,850
Nordea Bank Finland PLC
0.780% due 07/05/2012	2,400	2,396
Westpac Banking Corp.
0.356% due 01/10/2012	2,610	2,610

		75,196

COMMERCIAL PAPER 1.4%
BP Capital Markets PLC
0.668% due 01/09/2012	800	800
Deutsche Telekom AG
0.530% due 01/23/2012	4,750	4,749
Erste Abwicklungsanstalt
0.360% due 01/30/2012	4,500	4,499

Kells Funding LLC
0.310% due 01/26/2012	6,700	6,699
PB Capital Markets PLC
0.720% due 03/09/2012	6,600	6,596
0.780% due 06/05/2012	12,900	12,871
0.800% due 01/09/2012	3,800	3,799
Vodafone Group PLC
0.960% due 05/02/2012	2,000	1,998
1.019% due 05/03/2012	2,000	1,998

		44,009

REPURCHASE AGREEMENTS 28.9%
Bank of Nova Scotia
0.050% due 01/03/2012	100,000	100,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $102,211. Repurchase proceeds are $100,001.)
Barclays Capital, Inc.
0.050% due 01/03/2012	100,000	100,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2027 valued at $102,114. Repurchase proceeds are $100,001)
0.200% due 01/20/2012	30,000	30,000
(Dated 12/20/2011. Collateralized by Royal Bank of Scotland Group PLC 0.783% due 03/30/2012 valued at $32,463. Repurchase proceeds are $30,002)
BNP Paribas Securities Corp.
0.190% due 01/12/2012	50,000	50,000
(Dated 12/14/2011. Collateralized by Fannie Mae 4.000% - 6.500% due 08/01/2037 - 11/01/2041 valued at $52,127. Repurchase proceeds are $50,005.)
Citigroup Global Markets, Inc.
0.070% due 01/03/2012	6,600	6,600
(Dated 12/30/2011. Collateralized by Fannie Mae 3.200% - 5.250% due 08/01/2012 - 10/29/2020 valued at $6,733. Repurchase proceeds are $6,600.)
Credit Suisse Securities (USA) LLC
0.050% due 01/03/2012	13,900	13,900
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $14,190. Repurchase proceeds are $13,900.)
Goldman Sachs Group, Inc. (The)
0.110% due 01/03/2012	10,000	10,000
(Dated 12/30/2011. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $10,370. Repurchase proceeds are $10,000)
0.120% due 01/19/2012	90,000	90,000
(Dated 12/20/2011. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $93,413. Repurchase proceeds are $90,004)
0.150% due 01/12/2012	50,000	50,000
(Dated 12/15/2011. Collateralized by Fannie Mae 5.500% due 06/01/2036 valued at $51,882. Repurchase proceeds are $50,004)
JPMorgan Securities, Inc.
0.060% due 01/03/2012	5,000	5,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $5,115. Repurchase proceeds are $5,000)
0.070% due 01/03/2012	5,000	5,000
(Dated 12/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $5,102. Repurchase proceeds are $5,000)
0.090% due 01/04/2012	50,000	50,000
(Dated 12/28/2011. Collateralized by Fannie Mae 4.000% due 12/01/2039 valued at $52,200. Repurchase proceeds are $50,001)
0.150% due 01/13/2012	50,000	50,000
(Dated 12/14/2011. Collateralized by Fannie Mae 3.500% due 03/01/2041 valued at $52,715. Repurchase proceeds are $50,004)
Morgan Stanley & Co., Inc.
0.060% due 01/03/2012	54,200	54,200
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $54,710. Repurchase proceeds are $54,200.)
RBS Securities, Inc.
0.050% due 01/03/2012	50,000	50,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $50,813. Repurchase proceeds are $50,000)
0.060% due 01/03/2012	50,000	50,000
(Dated 12/30/2011. Collateralized by Freddie Mac 0.780% due 09/08/2014 valued at $51,068. Repurchase proceeds are $50,000)
State Street Bank and Trust Co.
0.010% due 01/03/2012	7,453	7,453
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 10/31/2015 valued at $7,603. Repurchase proceeds are $7,453.)
TD Securities (USA) LLC
0.050% due 01/03/2012	50,000	50,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $51,331. Repurchase proceeds are $50,000.)
UBS Securities LLC
0.040% due 01/03/2012	150,000	150,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $153,274. Repurchase proceeds are $150,001.)

		922,153

SHORT-TERM NOTES 13.5%
Fannie Mae
0.071% due 04/16/2012	2,500	2,500
0.076% due 02/29/2012	1,900	1,900
0.081% due 02/22/2012	1,600	1,600
0.086% due 03/07/2012 - 04/25/2012	6,064	6,064
0.096% due 02/22/2012	2,000	2,000
0.183% due 10/01/2012	18,900	18,888
Federal Home Loan Bank
0.084% due 04/25/2012	38,400	38,399
0.086% due 04/27/2012	114,869	114,865
0.190% due 11/23/2012	62,900	62,876
0.200% due 10/30/2012	50,000	49,990
0.250% due 07/11/2012	7,570	7,573
0.270% due 07/06/2012	36,000	36,019

Freddie Mac
0.030% due 01/11/2012	18,900	18,900
0.086% due 04/23/2012	2,650	2,650
0.091% due 04/23/2012	8,820	8,820
0.183% due 10/01/2012	54,400	54,367
Sanofi
0.624% due 03/28/2012	1,900	1,900
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	1,300	1,301

		430,612

Total Short-Term Instruments (Cost $1,471,862)		1,471,970

Total Investments 94.1% (Cost $3,001,741)		$3,000,717
Other Assets and Liabilities (Net) 5.9%		186,762

Net Assets 100.0%		$3,187,479

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$779,773	$0	$779,773
Industrials	0	6,785	0	6,785
Utilities	0	11,245	0	11,245
Municipal Bonds & Notes
New York	0	1,576	0	1,576
U.S. Government Agencies	0	323,752	0	323,752
U.S. Treasury Obligations	0	358,804	0	358,804
Asset-Backed Securities	0	15,885	0	15,885
Sovereign Issues	0	30,927	0	30,927
Short-Term Instruments
Certificates of Deposit	0	75,196	0	75,196
Commercial Paper	0	44,009	0	44,009
Repurchase Agreements	0	922,153	0	922,153
Short-Term Notes	0	430,612	0	430,612

	$0	$3,000,717	$0	$3,000,717

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 13.5%
American International Group, Inc.
5.050% due 10/01/2015 (d)	$20,000	$19,388
Citigroup, Inc.
2.453% due 08/13/2013 (d)	9,000	8,838
6.500% due 08/19/2013 (d)	15,000	15,622
CNA Financial Corp.
5.850% due 12/15/2014 (d)	3,000	3,164
Countrywide Financial Corp.
5.800% due 06/07/2012 (d)	10,000	10,022
6.250% due 05/15/2016 (d)	5,000	4,716
DBS Bank Ltd.
0.681% due 05/16/2017	12,000	11,790
First Union National Bank of Florida
6.180% due 02/15/2036 (d)	600	680
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,906
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	5,205
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^	5,000	1,344
7.000% due 09/27/2027 ^	2,000	523
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	11,777	11,949
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015 (d)	1,100	1,033
SLM Corp.
8.000% due 03/25/2020	1,300	1,316
8.450% due 06/15/2018	4,000	4,140
UBS AG
4.875% due 08/04/2020 (d)	11,500	11,437

		116,073

INDUSTRIALS 2.1%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	11,954	11,924
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,199
UAL Pass-Through Trust
6.636% due 01/02/2024	1,201	1,201

		18,324

UTILITIES 0.4%
Consumers Energy Co.
5.000% due 02/15/2012 (d)	3,000	3,014

Total Corporate Bonds & Notes (Cost $143,710)		137,411

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.317% due 12/25/2036	449	429
0.354% due 12/25/2036	26	26
0.414% due 03/25/2034	331	329
0.444% due 10/25/2035	2,399	2,349
0.494% due 05/25/2035	104	104
0.594% due 01/25/2034	81	81
0.644% due 05/25/2042-02/25/2044	323	321
0.644% due 09/25/2042 (d)	477	474
0.685% due 11/17/2030 - 05/18/2032	266	267
0.694% due 08/25/2017 - 12/25/2033	653	654
0.694% due 08/25/2033 (d)	115	115
0.698% due 03/25/2027 (d)	250	249
0.699% due 03/25/2027 (d)	574	569
0.734% due 05/25/2036	308	308
0.735% due 10/18/2030	177	177
0.744% due 10/25/2030	135	136
0.763% due 09/17/2027	103	104
0.785% due 11/18/2030	118	118
0.794% due 08/25/2031 - 01/25/2033	446	450
0.813% due 12/25/2013	13	13
0.844% due 12/25/2030	90	91
0.863% due 12/25/2021	79	79
0.913% due 04/25/2022 - 12/25/2023	150	151
0.944% due 09/25/2023	29	30

0.944% due 11/25/2031 (d)	255	258
0.963% due 10/25/2022	91	92
0.994% due 04/25/2032	197	200
1.013% due 09/25/2022	29	30
1.063% due 05/25/2022	124	126
1.113% due 09/25/2020	69	69
1.143% due 01/25/2022	107	108
1.290% due 03/25/2022	15	16
1.294% due 04/25/2032	114	117
1.313% due 12/25/2023	689	698
1.390% due 10/25/2021	43	43
1.418% due 07/01/2042 - 07/01/2044 (d)	1,676	1,693
1.463% due 04/25/2023	141	143
1.463% due 09/25/2023 - 10/25/2023 (d)	144	145
1.468% due 09/01/2041 (d)	76	78
1.513% due 05/25/2022 - 01/25/2024	446	457
1.618% due 09/01/2040	21	22
1.635% due 10/01/2033 (d)	147	149
1.639% due 08/01/2028 (d)	344	352
1.687% due 07/01/2033 (d)	295	298
1.717% due 10/01/2034 (d)	568	587
1.775% due 06/01/2033 (d)	298	308
1.780% due 07/01/2035 (d)	500	507
1.787% due 04/01/2033 - 09/01/2033 (d)	437	452
1.791% due 12/01/2032 - 09/01/2033 (d)	588	605
1.807% due 05/01/2034 (d)	169	175
1.813% due 05/01/2032 (d)	98	102
1.831% due 06/01/2035 (d)	218	222
1.839% due 01/01/2033 (d)	44	45
1.840% due 10/01/2032 (d)	66	68
1.854% due 01/01/2035	23	23
1.855% due 06/01/2020	3	3
1.858% due 04/01/2028 (d)	103	104
1.860% due 05/01/2035 (d)	245	254
1.865% due 11/01/2033 (d)	344	356
1.870% due 08/01/2036 (d)	154	160
1.875% due 11/01/2036 (d)	197	199
1.893% due 03/01/2034 (d)	344	359
1.900% due 09/01/2033 (d)	454	460
1.904% due 07/01/2036 (d)	319	333
1.915% due 01/01/2034 (d)	147	148
1.921% due 02/01/2035 (d)	439	458
1.926% due 09/01/2033 (d)	180	188
1.931% due 09/01/2034 (d)	127	133
1.933% due 01/01/2035 (d)	124	130
1.940% due 07/01/2034 (d)	297	314
1.942% due 07/01/2035 (d)	103	108
1.945% due 07/01/2035 (d)	76	80
1.952% due 07/01/2036 (d)	113	114
1.964% due 01/01/2035 (d)	295	311
1.965% due 05/01/2034 (d)	186	188
1.984% due 07/01/2034 (d)	761	799
2.020% due 07/01/2033 (d)	381	396
2.022% due 06/01/2034 (d)	82	83
2.035% due 08/01/2035 (d)	582	598
2.040% due 08/01/2033 (d)	88	89
2.072% due 10/01/2035 (d)	750	789
2.111% due 04/01/2035 (d)	79	83
2.116% due 02/01/2035 (d)	124	130
2.120% due 01/01/2033 (d)	147	153
2.125% due 09/01/2032 - 08/01/2034 (d)	288	296
2.129% due 11/01/2035 (d)	195	202
2.150% due 05/01/2030 (d)	26	26
2.167% due 11/01/2035 (d)	115	120
2.170% due 11/01/2035 (d)	82	85
2.184% due 07/01/2033 (d)	318	333
2.185% due 11/01/2022	22	22
2.195% due 04/01/2034 (d)	59	60
2.196% due 11/01/2026 (d)	396	409
2.203% due 01/01/2033	18	19
2.220% due 10/01/2035 (d)	185	194
2.225% due 11/01/2032	2	2
2.236% due 04/01/2034 (d)	89	94
2.239% due 02/01/2035 (d)	230	240
2.240% due 06/01/2027	16	17
2.244% due 12/01/2034 (d)	79	82
2.245% due 02/01/2035 - 05/01/2035 (d)	455	475
2.250% due 08/01/2032 - 01/01/2033 (d)	280	292
2.260% due 11/01/2043 (d)	130	132
2.262% due 09/01/2034 (d)	447	470
2.268% due 01/01/2034	8	9
2.282% due 11/01/2032 - 07/01/2034 (d)	378	400
2.287% due 12/01/2035	12	12
2.289% due 12/01/2035 (d)	404	411
2.295% due 04/01/2034 (d)	197	198
2.302% due 01/01/2033 (d)	27	28

2.303% due 03/01/2035 (d)	651	685
2.307% due 12/01/2034 (d)	184	193
2.311% due 08/01/2033	7	7
2.314% due 11/01/2031 (d)	37	39
2.330% due 10/01/2033 - 02/01/2034 (d)	1,036	1,088
2.334% due 02/01/2034 (d)	377	397
2.335% due 09/01/2035 (d)	405	430
2.336% due 11/01/2034 (d)	454	479
2.337% due 05/01/2033 (d)	43	46
2.342% due 01/01/2033 - 11/01/2034 (d)	122	128
2.345% due 08/01/2033 - 06/01/2035 (d)	275	290
2.350% due 07/01/2034 (d)	140	148
2.351% due 09/01/2033 (d)	129	136
2.354% due 09/01/2033 (d)	179	188
2.360% due 08/01/2035 (d)	482	509
2.362% due 04/01/2033 (d)	44	46
2.367% due 02/01/2032 (d)	124	130
2.372% due 08/01/2033 (d)	212	222
2.374% due 05/01/2036 (d)	225	237
2.375% due 07/01/2017	19	19
2.375% due 06/01/2019 - 03/01/2036 (d)	533	559
2.378% due 01/01/2036 (d)	535	562
2.384% due 01/01/2035 (d)	200	212
2.397% due 04/01/2035 (d)	79	82
2.398% due 07/01/2035	9	10
2.400% due 09/01/2032 - 12/01/2036 (d)	1,398	1,447
2.403% due 01/01/2034 (d)	77	81
2.409% due 07/01/2035 (d)	159	169
2.413% due 02/01/2035 (d)	233	247
2.414% due 03/01/2034 (d)	30	30
2.418% due 04/25/2023	33	34
2.420% due 03/01/2035 (d)	38	40
2.424% due 04/01/2033 (d)	158	167
2.435% due 11/01/2024 (d)	138	145
2.438% due 06/01/2030 (d)	26	26
2.439% due 03/01/2033 (d)	25	26
2.440% due 08/01/2046 (d)	498	527
2.445% due 07/01/2018	10	11
2.445% due 11/01/2033 (d)	507	533
2.446% due 04/01/2033	5	6
2.449% due 10/01/2035 (d)	123	130
2.452% due 04/01/2035 (d)	164	173
2.460% due 05/01/2034 (d)	118	124
2.470% due 07/01/2033 - 06/01/2034 (d)	380	401
2.472% due 11/01/2033 (d)	252	266
2.478% due 03/01/2033 (d)	231	243
2.481% due 07/01/2026 (d)	544	557
2.483% due 02/01/2034 (d)	194	205
2.486% due 08/01/2034 (d)	557	591
2.493% due 09/01/2029 (d)	247	262
2.496% due 10/01/2033 (d)	182	192
2.500% due 03/01/2034 - 08/01/2035 (d)	1,850	1,928
2.500% due 06/01/2034	13	13
2.507% due 11/01/2034 - 05/01/2037 (d)	1,148	1,187
2.508% due 06/01/2030	3	3
2.520% due 01/01/2033 (d)	33	34
2.521% due 11/01/2034 (d)	57	61
2.523% due 01/01/2033	16	16
2.525% due 11/01/2034 (d)	160	169
2.526% due 07/01/2027 - 11/01/2040	96	100
2.534% due 10/01/2033 (d)	428	455
2.535% due 11/01/2033 (d)	386	407
2.537% due 04/01/2036 (d)	451	454
2.544% due 12/01/2033 (d)	278	289
2.546% due 01/01/2035 (d)	340	359
2.548% due 12/01/2035 (d)	123	128
2.567% due 02/01/2034 (d)	130	137
2.568% due 12/01/2033 (d)	229	241
2.577% due 12/01/2033 (d)	529	556
2.590% due 09/01/2018	18	18
2.596% due 12/01/2035 (d)	102	108
2.600% due 07/01/2022 - 08/01/2032	16	16
2.601% due 10/01/2024 (d)	29	29
2.605% due 12/01/2035 (d)	377	391
2.615% due 10/01/2043	19	19
2.625% due 03/01/2034 (d)	516	534
2.627% due 12/01/2032 (d)	274	284
2.633% due 12/01/2030	5	6
2.635% due 09/01/2017	21	21
2.638% due 07/01/2029 (d)	31	32
2.643% due 04/01/2024	12	12
2.737% due 06/01/2034 (d)	47	49
2.772% due 04/01/2036 (d)	518	537
2.775% due 04/01/2018	1	1
2.780% due 04/01/2035 (d)	118	125
2.823% due 02/01/2035 (d)	96	101

2.915% due 04/01/2033 (d)	298	312
2.950% due 07/01/2019	16	17
2.950% due 04/01/2040 (d)	829	877
3.055% due 01/01/2019 (d)	236	246
3.081% due 12/01/2036 (d)	52	56
3.221% due 09/01/2035 (d)	719	759
3.294% due 08/25/2042 (d)	75	81
3.310% due 02/25/2032 (d)	256	268
3.330% due 03/01/2036 (d)	183	184
3.352% due 07/01/2036 (d)	212	214
3.365% due 08/01/2024	10	10
3.366% due 05/01/2036 (d)	937	959
3.452% due 09/01/2035 (d)	774	786
3.462% due 12/01/2018	22	23
3.500% due 09/01/2013 (d)	31	32
3.510% due 12/01/2018	14	15
3.649% due 05/01/2036 (d)	244	248
3.656% due 03/01/2035 (d)	418	437
3.684% due 09/01/2033 (d)	1,138	1,200
3.711% due 07/01/2019	17	17
3.866% due 06/01/2036 (d)	355	376
3.987% due 05/01/2036 (d)	289	308
4.000% due 03/01/2012 - 12/25/2029	12	12
4.000% due 07/25/2017 - 08/25/2018 (d)	180	186
4.085% due 07/01/2019	14	15
4.175% due 07/01/2035 (d)	61	65
4.250% due 07/25/2017 (d)	289	294
4.405% due 07/01/2017	14	14
4.450% due 11/01/2033 (d)	726	777
4.500% due 01/25/2014 - 05/25/2029 (d)	1,010	1,037
4.500% due 11/25/2017 - 05/25/2019	29	30
4.557% due 01/01/2037	18	20
4.659% due 06/01/2033 (d)	152	162
4.740% due 06/01/2021 (d)	27	27
4.850% due 02/01/2013 (d)	71	73
4.864% due 04/01/2035 (d)	38	40
5.000% due 09/25/2016 - 06/25/2019 (d)	139	145
5.000% due 02/25/2017 - 03/25/2017	6	6
5.058% due 04/01/2037 (d)	134	142
5.075% due 01/01/2018	17	17
5.182% due 03/01/2033 (d)	105	112
5.211% due 05/01/2035 (d)	586	622
5.328% due 12/01/2032 (d)	140	149
5.444% due 10/01/2032 - 03/01/2038 (d)	776	836
5.464% due 01/01/2036	20	21
5.464% due 01/01/2036 (d)	66	71
5.500% due 03/25/2017 - 08/25/2020 (d)	149	160
5.536% due 04/01/2036	21	23
5.553% due 06/01/2037 (d)	348	374
5.678% due 07/01/2037 (d)	218	228
5.680% due 07/01/2037 (d)	564	602
5.790% due 05/01/2036 (d)	397	424
6.000% due 09/25/2014 - 08/25/2044 (d)	651	690
6.000% due 02/25/2044	23	26
6.149% due 09/01/2036	20	21
6.178% due 02/01/2037 (d)	117	123
6.250% due 05/25/2042 (d)	66	75
6.292% due 12/25/2042 (d)	290	333
6.500% due 07/25/2021 - 11/25/2023	412	455
6.500% due 01/25/2044 (d)	1,440	1,621
6.605% due 11/01/2014	10	10
6.750% due 02/01/2015	3	3
7.000% due 10/01/2015 - 02/25/2044 (d)	316	355
7.500% due 05/01/2028	18	18
7.500% due 05/25/2042 (d)	65	74
8.000% due 08/25/2022	69	79
8.000% due 11/25/2023 - 10/01/2026 (d)	189	222
9.000% due 03/25/2020	92	105
9.000% due 04/01/2020 - 01/01/2026 (d)	114	120
9.500% due 07/01/2021	22	22
Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	536	531
Freddie Mac
0.554% due 08/25/2031	1,117	1,087
0.574% due 09/25/2031	663	630
0.578% due 04/15/2035 - 03/15/2036	30	30
0.628% due 10/15/2028 - 03/15/2029	529	530
0.644% due 06/25/2029	156	136
0.678% due 07/15/2026 - 01/15/2033	456	457
0.694% due 05/25/2043	2,052	2,060
0.728% due 08/15/2029	156	156
0.763% due 03/15/2024 (d)	250	250
0.763% due 09/15/2026	77	77
0.778% due 01/15/2032	44	44
0.813% due 05/15/2023 - 10/15/2026	569	570
0.828% due 08/15/2029 (d)	259	259

0.828% due 02/15/2032 - 03/15/2032	276	277
0.878% due 06/15/2029 (d)	244	245
0.878% due 12/15/2031	158	159
0.913% due 08/15/2022 - 03/15/2023	401	401
1.013% due 04/15/2022	65	65
1.399% due 10/25/2044	1,605	1,571
1.418% due 02/25/2045	142	136
1.609% due 07/25/2044	8,116	8,276
1.768% due 10/15/2013	33	34
1.937% due 12/01/2035 (d)	124	131
2.040% due 09/01/2034 (d)	167	168
2.097% due 03/01/2035 (d)	141	147
2.116% due 08/01/2033 (d)	64	66
2.200% due 10/01/2027 (d)	30	31
2.230% due 11/01/2036 (d)	769	771
2.261% due 04/01/2036 (d)	453	458
2.265% due 08/01/2015	24	24
2.275% due 11/01/2035	8	8
2.292% due 11/01/2029 (d)	178	187
2.318% due 07/01/2036 (d)	475	486
2.347% due 10/01/2033	1	1
2.351% due 11/01/2033 (d)	143	152
2.357% due 08/01/2034	47	50
2.362% due 10/01/2034	12	12
2.363% due 10/01/2034	1	1
2.375% due 11/01/2034 (d)	137	138
2.383% due 09/01/2035 (d)	183	193
2.391% due 03/01/2030 (d)	97	97
2.404% due 02/01/2035 (d)	336	354
2.405% due 09/01/2034 (d)	919	966
2.408% due 11/01/2036 (d)	45	47
2.415% due 08/01/2035 - 09/01/2035 (d)	923	971
2.416% due 08/01/2035	15	16
2.419% due 07/01/2033 (d)	79	79
2.425% due 08/01/2036 (d)	198	200
2.438% due 01/01/2030 (d)	279	295
2.450% due 01/01/2036 (d)	226	238
2.457% due 09/01/2034 (d)	240	249
2.471% due 03/01/2034	91	95
2.473% due 02/01/2036 (d)	44	47
2.475% due 09/01/2030 - 05/01/2035 (d)	971	1,002
2.480% due 09/01/2035 (d)	114	115
2.481% due 08/01/2035 (d)	710	751
2.485% due 12/01/2032 (d)	75	79
2.491% due 06/01/2036 (d)	397	401
2.494% due 07/01/2035 (d)	24	26
2.499% due 03/01/2032 (d)	263	276
2.500% due 04/01/2032 - 09/01/2034 (d)	463	486
2.505% due 03/01/2036 (d)	813	854
2.506% due 09/01/2035 (d)	220	232
2.508% due 12/01/2034 (d)	292	295
2.511% due 05/01/2035 (d)	430	454
2.515% due 12/01/2034 (d)	41	44
2.521% due 09/01/2035 (d)	45	48
2.526% due 02/01/2019 (d)	71	73
2.590% due 09/01/2035 (d)	67	71
2.592% due 01/01/2035 (d)	40	42
2.600% due 01/01/2030 - 12/01/2035 (d)	431	455
2.609% due 02/01/2036 (d)	49	52
2.614% due 11/01/2034 (d)	334	349
2.618% due 02/01/2036 (d)	103	109
2.620% due 06/01/2035 (d)	51	54
2.621% due 04/01/2034	22	23
2.625% due 03/01/2035 (d)	271	273
2.661% due 04/01/2035 (d)	149	151
2.667% due 10/01/2035 (d)	589	623
2.689% due 08/01/2023	19	19
2.767% due 02/01/2036 (d)	45	48
2.837% due 03/01/2035 (d)	208	220
2.860% due 12/01/2034	24	25
3.029% due 11/01/2024 (d)	125	125
3.095% due 12/01/2024 (d)	231	232
3.396% due 04/01/2036 (d)	147	155
3.500% due 03/15/2018	16	16
3.672% due 03/01/2036 (d)	470	473
4.000% due 01/15/2017 - 04/15/2018 (d)	417	425
4.000% due 03/15/2017 - 02/15/2020	66	64
4.065% due 07/01/2035 (d)	531	560
4.184% due 01/01/2034 (d)	2,385	2,508
4.285% due 02/01/2035 (d)	978	1,033
4.300% due 07/01/2019	6	6
4.500% due 02/15/2017 - 03/15/2021	108	113
4.500% due 05/15/2017 - 04/15/2032 (d)	499	533
4.675% due 12/01/2036 (d)	331	351
4.725% due 01/01/2035 (d)	229	232
4.750% due 01/15/2031	24	24

4.884% due 01/01/2036 (d)	58	61
5.000% due 02/15/2012 (d)	38	38
5.000% due 03/15/2017 - 01/15/2018	31	32
5.001% due 07/01/2033	17	18
5.037% due 05/01/2033	11	11
5.081% due 08/01/2035 (d)	223	239
5.087% due 10/01/2034	7	7
5.211% due 06/01/2035	13	13
5.225% due 11/01/2033 (d)	780	836
5.281% due 02/01/2037 (d)	44	46
5.500% due 01/15/2014 - 06/15/2024 (d)	685	708
5.500% due 03/15/2014 - 10/15/2032	131	142
5.657% due 03/01/2036 (d)	60	65
5.700% due 01/01/2037 (d)	28	29
5.972% due 07/01/2036	9	9
6.000% due 09/15/2016 - 05/01/2035 (d)	1,042	1,091
6.000% due 01/15/2029	15	15
6.005% due 11/01/2036 (d)	24	26
6.040% due 01/01/2037 (d)	70	73
6.250% due 12/15/2023	25	28
6.500% due 05/15/2012	0	0
7.000% due 06/01/2017 - 07/15/2027	89	103
7.000% due 10/15/2022 (d)	218	249
8.500% due 11/15/2021	248	281
Ginnie Mae
0.483% due 01/16/2031	64	64
0.635% due 06/20/2032	84	84
0.683% due 03/16/2029 - 02/16/2032	259	260
0.685% due 09/20/2030 (d)	212	212
0.685% due 04/20/2031	359	360
0.733% due 03/16/2031 (d)	106	107
0.783% due 04/16/2030 - 04/16/2032	194	195
0.833% due 10/16/2029	106	106
1.625% due 07/20/2026	24	25
1.625% due 09/20/2029 - 09/20/2032 (d)	1,339	1,379
2.125% due 10/20/2029 (d)	1,035	1,067
2.250% due 01/20/2030	12	12
2.375% due 02/20/2025	20	20
2.375% due 01/20/2027 - 04/20/2033 (d)	703	727
4.500% due 08/20/2035 (d)	50	50
8.000% due 06/20/2025	2	2

Total U.S. Government Agencies (Cost $113,124)		116,665

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.375% due 10/31/2012 (c)(d)(e)	900	902
0.500% due 11/30/2012 (d)(e)	187	188
2.375% due 08/31/2014 (c)(d)(e)	700	737

Total U.S. Treasury Obligations (Cost $1,826)		1,827

MORTGAGE-BACKED SECURITIES 63.1%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	413	418
Adjustable Rate Mortgage Trust
0.544% due 10/25/2035	23	14
0.624% due 05/25/2035	1,820	1,717
1.034% due 01/25/2035	255	246
1.034% due 02/25/2035	859	804
2.488% due 01/25/2035	3,962	3,639
2.521% due 01/25/2035	1,640	1,501
2.953% due 03/25/2035	110	93
5.188% due 11/25/2035	676	453
American Home Mortgage Investment Trust
0.644% due 02/25/2044	2	2
2.294% due 02/25/2045	691	511
2.301% due 09/25/2045	1,531	1,104
2.426% due 09/25/2035	24,112	21,982
2.434% due 10/25/2034	633	538
2.620% due 02/25/2045	1,331	1,140
Banc of America Alternative Loan Trust
0.794% due 04/25/2033	330	317
5.000% due 06/25/2019	658	665
6.000% due 04/25/2036	1,225	1,190
Banc of America Funding Corp.
2.675% due 03/20/2035	102	90
2.700% due 11/20/2034	4,316	3,217
5.249% due 11/20/2035	536	365
Banc of America Large Loan, Inc.
0.788% due 08/15/2029	8,661	8,148
Banc of America Mortgage Securities, Inc.
2.747% due 10/25/2034	72	63
2.771% due 09/25/2033	525	502
2.795% due 09/25/2033	10,548	9,579

2.803% due 11/25/2034	66	58
2.836% due 11/25/2033	310	280
2.872% due 02/25/2034	1,657	1,389
2.879% due 05/25/2033	1,192	1,000
2.888% due 01/25/2035	288	217
2.890% due 04/25/2034	463	420
2.898% due 01/25/2034	276	250
2.979% due 02/25/2033	370	299
5.000% due 12/25/2018	85	87
5.149% due 10/25/2035	495	442
6.500% due 09/25/2033	724	763
Banc of America Re-REMIC Trust
1.464% due 12/17/2049	553	550
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049	531	545
BCAP LLC Trust
0.414% due 07/26/2036	7,549	7,064
0.449% due 12/21/2046	3,861	3,590
0.504% due 02/26/2036	10,941	9,248
2.394% due 12/26/2036	6,969	6,698
2.462% due 11/26/2045	6,784	6,749
2.591% due 11/26/2035	10,700	9,881
2.610% due 05/26/2036	6,321	6,296
2.612% due 10/26/2036	3,743	3,613
2.660% due 10/26/2035	6,191	5,493
2.690% due 11/26/2035	2,112	2,104
2.722% due 07/26/2036	7,593	7,269
2.729% due 07/26/2036	3,902	3,814
2.767% due 02/26/2036	16,874	16,672
2.857% due 05/20/2035	6,974	6,619
3.966% due 03/26/2037	3,109	2,977
5.000% due 07/26/2035	5,444	5,301
5.000% due 10/26/2037	2,155	2,187
5.119% due 10/26/2035	3,272	3,183
5.120% due 05/26/2037	7,560	7,399
5.131% due 05/26/2047	7,712	7,527
5.160% due 04/26/2037	2,778	2,847
5.181% due 07/26/2037	3,719	3,398
5.242% due 07/26/2037	2,799	2,665
5.250% due 06/26/2035	7,928	7,986
5.250% due 05/26/2037	144	143
5.278% due 06/26/2037	2,686	2,695
5.362% due 04/26/2037	6,147	5,817
5.434% due 07/26/2037	3,007	3,124
5.446% due 02/26/2037	3,781	3,720
5.500% due 12/26/2035	9,359	9,500
5.500% due 02/26/2036	7,208	7,279
5.615% due 05/26/2037	5,798	5,253
5.669% due 06/26/2047	3,771	3,786
5.758% due 07/26/2037	3,531	3,323
6.000% due 08/26/2037	6,779	7,037
6.500% due 02/26/2036	8,348	8,151
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035	3,852	3,023
2.595% due 08/25/2033	563	532
2.625% due 10/25/2033	72	68
2.704% due 11/25/2034	2,692	2,346
2.706% due 10/25/2035	10,548	9,895
2.710% due 03/25/2035	2,794	2,603
2.723% due 04/25/2033	363	318
2.749% due 02/25/2034	1,310	1,041
2.776% due 10/25/2034	266	235
2.779% due 01/25/2035	217	180
2.783% due 10/25/2034	5,239	3,672
2.800% due 05/25/2033	2	1
2.819% due 01/25/2035	146	118
2.821% due 02/25/2033	16	13
2.842% due 02/25/2034	259	233
2.845% due 01/25/2034	1,054	981
2.905% due 01/25/2034	470	427
3.118% due 07/25/2034	178	158
3.152% due 12/25/2035	1,035	931
4.776% due 10/25/2033	3	3
4.897% due 10/25/2033	1	1
5.579% due 04/25/2033	67	63
5.680% due 02/25/2033	40	38
Bear Stearns Alt-A Trust
0.454% due 02/25/2034	1,137	836
0.464% due 08/25/2036	21	7
2.592% due 05/25/2035	154	113
2.676% due 11/25/2035	0	0
2.676% due 11/25/2035 ^	21	1
2.823% due 11/25/2036	685	333
Chase Mortgage Finance Corp.
2.760% due 02/25/2037	4,313	3,100
2.806% due 12/25/2035	359	346

5.138% due 12/25/2035	307	264
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	200	198
Citigroup Mortgage Loan Trust, Inc.
1.094% due 08/25/2035	687	494
1.537% due 08/25/2034	33	31
2.660% due 05/25/2035	514	443
2.729% due 03/25/2034	153	142
4.900% due 11/25/2035	1,295	1,126
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	478	325
Commercial Mortgage Pass-Through Certificates
0.783% due 07/16/2034	137	136
Countrywide Alternative Loan Trust
0.494% due 06/25/2037	3,865	2,088
0.694% due 03/25/2034	118	112
2.889% due 06/25/2037	4,301	454
5.065% due 10/25/2035	425	284
5.570% due 08/25/2036	494	482
Countrywide Home Loan Mortgage Pass-Through Trust
0.644% due 08/25/2035	577	398
0.834% due 02/25/2035	453	366
2.610% due 02/20/2036	90	54
2.697% due 04/20/2035	4,763	4,194
2.709% due 08/25/2034	6,059	5,036
2.711% due 06/20/2035	661	454
2.721% due 08/25/2034	4,270	3,270
2.751% due 11/25/2034	7,507	5,424
2.866% due 08/25/2033	442	331
2.866% due 11/19/2033	39	32
4.174% due 11/19/2033	207	194
4.500% due 10/25/2018	67	68
4.696% due 12/25/2033	321	307
5.000% due 05/25/2034	228	229
5.500% due 10/25/2035	1,646	1,536
5.500% due 11/25/2035	886	761
Credit Suisse First Boston Mortgage Securities Corp.
2.053% due 07/25/2033	112	104
2.431% due 07/25/2033	900	774
2.463% due 10/25/2033	2,292	2,094
2.484% due 11/25/2032	29	27
2.712% due 01/25/2034	3,930	3,322
2.759% due 03/25/2034	82	70
2.776% due 11/25/2034	3,105	2,702
4.811% due 06/25/2032	0	0
5.500% due 08/25/2034	41	42
6.500% due 04/25/2033	133	141
6.574% due 12/15/2035	719	719
Credit Suisse Mortgage Capital Certificates
0.508% due 10/15/2021	1,888	1,768
5.383% due 02/15/2040	800	811
6.417% due 07/26/2037	8,650	8,558
7.000% due 08/26/2036	6,701	6,850
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	700	755
Deutsche ALT-A Securities, Inc.
0.394% due 10/25/2036	17	6
5.000% due 10/25/2018	331	340
5.250% due 06/25/2035	653	593
Deutsche Mortgage Securities, Inc.
5.246% due 06/26/2035	1,003	1,010
First Horizon Alternative Mortgage Securities
2.235% due 08/25/2034	1,300	1,045
2.250% due 09/25/2035	129	78
2.374% due 07/25/2035	421	259
First Horizon Asset Securities, Inc.
0.564% due 02/25/2035	284	221
0.696% due 02/25/2035	1,353	1,068
2.630% due 02/25/2035	231	219
2.693% due 08/25/2035	937	793
2.747% due 04/25/2035	1,560	1,356
First Republic Mortgage Loan Trust
0.628% due 11/15/2031	374	344
0.678% due 11/15/2032	583	512
0.774% due 06/25/2030	342	320
GMAC Mortgage Corp. Loan Trust
5.073% due 11/19/2035	595	481
Greenwich Capital Commercial Funding Corp.
0.411% due 11/05/2021	3,867	3,761
GS Mortgage Securities Corp.
1.535% due 03/06/2020	9,700	9,640
5.329% due 03/06/2020	3,000	2,952
GSAA Trust
6.000% due 04/01/2034	69	69
GSR Mortgage Loan Trust
0.484% due 08/25/2046	2,047	1,538

0.644% due 01/25/2034	1,131	1,062
1.860% due 03/25/2033	58	54
2.257% due 06/25/2034	486	417
2.429% due 06/25/2034	61	49
2.767% due 05/25/2035	407	306
2.772% due 08/25/2034	373	340
5.000% due 08/25/2019	103	104
6.000% due 03/25/2032	20	20
GSRPM Mortgage Loan Trust
1.094% due 11/25/2031	34	34
Harborview Mortgage Loan Trust
0.475% due 02/19/2046	1,927	1,053
0.485% due 02/19/2046	60	40
0.505% due 05/19/2035	118	62
2.285% due 08/19/2034	3,045	2,401
2.423% due 06/19/2034	8,643	7,139
2.940% due 05/19/2033	1,664	1,511
Impac CMB Trust
0.814% due 04/25/2035	2,360	1,744
0.934% due 08/25/2035	3,689	2,169
Indymac ARM Trust
1.785% due 01/25/2032	62	49
Indymac Index Mortgage Loan Trust
0.394% due 02/25/2037	42	39
0.484% due 09/25/2046	915	475
0.514% due 04/25/2046	1,482	672
1.074% due 05/25/2034	337	210
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,165	2,109
JPMorgan Mortgage Trust
2.053% due 11/25/2033	77	74
2.394% due 12/25/2034	2,737	2,503
2.432% due 09/25/2034	6	6
2.457% due 12/25/2034	101	89
2.591% due 11/25/2035	3,705	3,430
2.648% due 11/25/2033	166	157
2.798% due 07/25/2035	3,868	3,173
4.307% due 04/25/2035	130	127
4.459% due 06/25/2035	24	24
4.599% due 07/25/2035	822	815
4.856% due 04/25/2035	1,636	1,480
4.993% due 10/25/2035	900	671
5.024% due 02/25/2035	5,941	5,784
5.319% due 07/25/2035	225	217
MASTR Adjustable Rate Mortgages Trust
2.254% due 02/25/2034	506	384
2.518% due 09/25/2033	1,331	1,114
2.691% due 01/25/2036	558	402
2.718% due 11/21/2034	6,263	6,001
2.833% due 08/25/2034	2,126	1,593
2.860% due 07/25/2034	4,015	3,258
5.057% due 01/25/2034	173	163
MASTR Asset Securitization Trust
5.250% due 12/25/2033	18	19
5.500% due 09/25/2033	3,070	3,195
Merrill Lynch Mortgage Investors, Inc.
2.606% due 02/25/2035	610	515
2.612% due 06/25/2035	1,946	1,568
2.743% due 09/25/2033	33	30
2.889% due 02/25/2034	118	112
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,039
5.485% due 03/12/2051	500	528
MLCC Mortgage Investors, Inc.
0.914% due 08/25/2028	232	207
0.954% due 06/25/2028	674	613
1.295% due 03/25/2028	1,450	1,244
2.014% due 04/25/2029	2,332	2,099
2.057% due 04/25/2035	242	217
2.079% due 12/25/2034	549	520
Morgan Stanley Capital
0.339% due 10/15/2020	879	875
Morgan Stanley Mortgage Loan Trust
2.477% due 02/25/2034	27	25
Nomura Asset Acceptance Corp.
0.644% due 12/25/2034	1	1
0.684% due 10/25/2034	29	26
2.045% due 10/25/2034	2	2
2.498% due 10/25/2035	109	68
3.244% due 05/25/2035	242	205
Opteum Mortgage Acceptance Corp.
0.554% due 07/25/2035	1,205	1,107
PNC Mortgage Acceptance Corp.
6.800% due 03/12/2034	150	150
Prime Mortgage Trust
0.694% due 02/25/2019	3	3

0.694% due 02/25/2034	15	14
5.000% due 08/25/2034	502	515
6.000% due 02/25/2034	75	80
Provident Funding Mortgage Loan Trust
2.674% due 05/25/2035	161	133
RBSCF Trust
6.068% due 09/17/2039	3,500	3,893
RBSSP Resecuritization Trust
0.614% due 08/26/2045	823	688
Residential Accredit Loans, Inc.
0.694% due 01/25/2033	780	734
0.724% due 02/25/2033	591	519
3.187% due 04/25/2035	10	1
5.500% due 08/25/2034	255	259
Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	218	218
7.500% due 12/25/2031	1,162	1,176
Residential Asset Securitization Trust
3.750% due 10/25/2018	26	26
5.250% due 04/25/2034	681	706
Residential Funding Mortgage Securities
5.656% due 02/25/2036	380	249
6.500% due 03/25/2032	46	48
Sequoia Mortgage Trust
0.665% due 04/20/2033	158	140
1.023% due 05/20/2034	1,481	1,147
1.085% due 10/20/2027	665	590
1.940% due 07/20/2034	94	73
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 03/25/2035	276	161
0.594% due 09/25/2034	370	154
0.734% due 08/25/2035	2,513	1,746
1.034% due 01/25/2035	169	167
1.618% due 03/25/2034	126	112
2.444% due 09/25/2034	848	710
2.467% due 08/25/2034	3,887	3,136
2.495% due 08/25/2034	2,406	1,901
2.518% due 06/25/2034	2,552	2,201
2.525% due 03/25/2034	605	554
2.532% due 07/25/2034	1,272	1,102
Structured Asset Mortgage Investments, Inc.
0.625% due 11/19/2033	153	126
0.635% due 03/19/2034	343	289
0.965% due 05/19/2035	611	474
1.125% due 02/19/2033	800	658
Structured Asset Securities Corp.
1.834% due 05/25/2032	48	41
2.223% due 07/25/2032	29	25
2.470% due 11/25/2033	213	188
2.488% due 09/25/2033	195	163
2.650% due 10/25/2035	385	304
5.422% due 03/25/2033	1,015	929
Thornburg Mortgage Securities Trust
2.359% due 04/25/2045	545	460
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	4,367	4,154
WaMu Mortgage Pass-Through Certificates
0.514% due 08/25/2046	2,938	521
0.584% due 07/25/2045	4,205	3,089
0.584% due 10/25/2045	7,039	5,084
0.604% due 01/25/2045	5,235	3,913
0.610% due 11/25/2034	166	116
0.614% due 08/25/2045	657	482
1.208% due 08/25/2046	184	103
1.408% due 11/25/2042	394	308
1.608% due 08/25/2042	36	29
1.708% due 11/25/2046	3,647	2,338
2.449% due 10/25/2033	1,130	1,071
2.482% due 10/25/2035	4,275	857
2.485% due 08/25/2033	1,883	1,065
2.500% due 09/25/2035	1,138	793
2.562% due 03/25/2034	3,157	2,961
2.572% due 06/25/2033	924	864
2.718% due 05/25/2046	1,180	732
2.718% due 08/25/2046	4,224	2,776
2.776% due 09/25/2046	419	285
5.446% due 02/25/2037	984	658
5.500% due 06/25/2034	396	398
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.119% due 02/25/2033	36	31
2.320% due 02/25/2033	64	57
2.513% due 06/25/2033	80	74
2.546% due 01/25/2035	4,619	4,148
2.646% due 11/25/2030	438	385
7.000% due 03/25/2034	287	307

Wells Fargo Mortgage-Backed Securities Trust
0.794% due 07/25/2037	1,064	811
2.538% due 09/25/2033	70	65
2.625% due 09/25/2034	654	623
2.666% due 03/25/2036	4,812	3,737
2.689% due 06/25/2035	3,840	3,514
2.690% due 02/25/2034	1,240	1,099
2.696% due 04/25/2036	54	41
2.701% due 09/25/2034	2,534	2,502
2.704% due 06/25/2035	214	200
2.710% due 12/25/2034	1,122	1,058
2.736% due 08/25/2033	1,155	1,157
2.736% due 04/25/2035	775	663
2.948% due 01/25/2035	1,833	1,690
4.415% due 10/25/2033	233	235
4.500% due 08/25/2018	897	934
4.500% due 11/25/2018	1,403	1,418
4.500% due 05/25/2034	48	48
4.556% due 12/25/2033	493	493
4.690% due 12/25/2033	642	652
4.691% due 01/25/2034	635	647
4.719% due 06/25/2034	430	445
4.870% due 01/25/2034	552	515
4.891% due 05/25/2034	15	15
5.000% due 07/25/2019	25	25
5.036% due 09/25/2035	90	87
5.204% due 10/25/2035	347	316
5.354% due 08/25/2035	157	151
6.000% due 09/25/2036	323	307
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,206

Total Mortgage-Backed Securities (Cost $588,976)		544,153

ASSET-BACKED SECURITIES 20.9%
Accredited Mortgage Loan Trust
1.054% due 01/25/2034	289	200
AMMC CDO
0.798% due 08/08/2017	6,216	6,027
Anthracite CDO Ltd.
0.744% due 05/24/2017	4,079	3,877
Argent Securities, Inc.
1.329% due 03/25/2034	857	717
Babson CLO Ltd.
0.659% due 07/20/2019	18,506	17,389
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	792	794
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036	94	91
0.364% due 12/25/2036	25	23
0.444% due 08/25/2036	2	2
1.294% due 11/25/2042	591	499
3.040% due 10/25/2036	3,141	2,155
3.139% due 10/25/2036	4,330	2,445
Bear Stearns Second Lien Trust
1.094% due 12/25/2036	21,100	3,447
Callidus Debt Partners Fund Ltd.
0.663% due 04/17/2020	14,934	14,020
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	2,807	2,752
Carrington Mortgage Loan Trust
0.394% due 06/25/2037	3,986	3,574
0.474% due 02/25/2036	306	230
Citigroup Mortgage Loan Trust, Inc.
0.394% due 11/25/2036	230	227
0.744% due 07/25/2044	342	298
Conseco Financial Corp.
6.240% due 12/01/2028	503	528
Countrywide Asset-Backed Certificates
0.524% due 09/25/2034	549	518
0.554% due 05/25/2036	3,551	3,029
Credit-Based Asset Servicing & Securitization LLC
6.280% due 05/25/2035	815	728
FBR Securitization Trust
1.054% due 09/25/2035	762	698
Goldman Sachs Asset Management CLO PLC
0.649% due 08/01/2022	4,633	4,255
Grayston CLO Ltd.
0.837% due 08/15/2016	483	480
Home Equity Asset Trust
0.894% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	652
HSBC Home Equity Loan Trust
0.465% due 01/20/2036	2,381	2,147

0.545% due 01/20/2035	20,548	18,559
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036	14	5
Indymac Residential Asset-Backed Trust
0.424% due 04/25/2047	6	6
0.744% due 08/25/2035	1,100	816
0.814% due 10/25/2035	1,600	143
Irwin Home Equity Corp.
0.834% due 07/25/2032	184	108
JPMorgan Mortgage Acquisition Corp.
0.342% due 07/25/2036	122	122
0.364% due 01/25/2037	2,123	2,017
0.374% due 03/25/2037	100	94
0.384% due 10/25/2036	66	65
Katonah Ltd.
0.911% due 05/18/2015	1,943	1,902
1.120% due 02/20/2015	296	294
Lehman XS Trust
0.444% due 04/25/2037	9,803	5,312
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034	940	693
0.994% due 03/25/2032	51	39
1.149% due 07/25/2034	1,200	850
Loomis Sayles CBO
0.650% due 10/26/2020	2,955	2,722
Merrill Lynch Mortgage Investors, Inc.
0.474% due 09/25/2036	590	356
5.666% due 05/25/2046	277	274
Morgan Stanley ABS Capital
0.754% due 06/25/2034	523	460
1.224% due 06/25/2034	999	734
1.494% due 06/25/2033	666	518
Morgan Stanley Dean Witter Capital
1.644% due 02/25/2033	402	314
Morgan Stanley Mortgage Loan Trust
0.364% due 01/25/2047	1,011	858
Nationstar NIM Trust
8.000% due 06/25/2037	24	0
New Century Home Equity Loan Trust
0.554% due 06/25/2035	1,312	1,235
Option One Mortgage Loan Trust
0.934% due 07/25/2033	297	235
Plymouth Rock CLO Ltd.
1.961% due 02/16/2019	2,673	2,658
Primus CLO Ltd.
0.636% due 07/15/2021	9,561	8,679
Renaissance Home Equity Loan Trust
0.994% due 08/25/2032	10	7
1.394% due 09/25/2037	5,566	3,576
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	2,026	2,103
Residential Asset Securities Corp.
0.404% due 04/25/2037	157	156
5.120% due 12/25/2033	883	726
SACO, Inc.
1.054% due 11/25/2035	557	467
Saxon Asset Securities Trust
8.285% due 12/25/2032	2,537	2,552
SLC Student Loan Trust
4.750% due 06/15/2033	6,765	6,623
SLM Student Loan Trust
1.080% due 03/15/2028	9,000	8,412
1.312% due 01/27/2042	11,150	10,310
1.751% due 03/15/2028	3,750	3,505
2.350% due 04/15/2039	2,844	2,851
3.500% due 08/17/2043	15,111	14,899
Soundview Home Equity Loan Trust
0.944% due 11/25/2033	457	402
Specialty Underwriting & Residential Finance
0.974% due 01/25/2034	50	38
Structured Asset Securities Corp.
0.374% due 01/25/2037	74	73
0.384% due 02/25/2037	283	281
0.874% due 01/25/2033	572	483
0.944% due 05/25/2034	264	227
Trapeza CDO LLC
1.312% due 11/16/2034	1,000	361
Truman Capital Mortgage Loan Trust
1.044% due 12/25/2032	500	404

WMC Mortgage Loan Pass-Through Certificates
0.958% due 05/15/2030	127	116

Total Asset-Backed Securities (Cost $211,917)		180,448

SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
1.592% due 03/13/2012	10,000	9,995

Total Sovereign Issues (Cost $10,000)		9,995

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.700% due 12/31/2049	267	2,005

Total Preferred Securities (Cost $2,002)		2,005

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2012	$934	934

(Dated 12/30/2011. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $957. Repurchase proceeds are $934.)
U.S. TREASURY BILLS 0.3%
0.032% due 02/23/2012 - 05/24/2012 (a)(c)(d)(e)	2,409	2,409

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.4%
	2,062,674	20,656

Total Short-Term Instruments (Cost $23,998)		23,999

Total Investments 117.9% (Cost $1,095,553)		$1,016,503
Other Assets and Liabilities (Net) (17.9%)		(154,647)

Net Assets 100.0%		$861,856

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $2,549 have been pledged as collateral as of December 31, 2011 for OTC swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $212,811 at a weighted average interest rate of 0.352%. On December 31, 2011, securities valued at $165,181 were pledged as collateral for reverse repurchase agreements.

(e)	Centrally cleared swap agreements outstanding on December 31, 2011:
Securities with an aggregate market value of $633 and cash of $99 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	$23,800	$ (2,271)	$290
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	31,600	(2,526)	146

					$ (4,797)	$436

(f)	OTC swap agreements outstanding on December 31, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$769	$0	$769
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	500	190	0	190
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	2,000	688	0	688

						$1,647	$0	$1,647

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	4.160%	$10,000	$1,645	$0	$1,645
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	1.665%	3,000	103	0	103
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	0.426%	3,000	2	0	2
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	6.230%	5,000	1,029	0	1,029
HSBC Finance Corp.	BPS	(0.160%	)	12/20/2013	2.077%	5,000	183	0	183
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	2.465%	3,000	275	0	275
iStar Financial, Inc.	RYL	(0.560%	)	12/20/2013	13.042%	6,000	1,124	0	1,124
Sealed Air Corp.	MYC	(0.590%	)	09/20/2013	0.894%	5,000	25	0	25

							$4,386	$0	$4,386

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2012	3.362%	$7,000	$(34)	$(127)	$93
MetLife, Inc.	BOA	1.000%	09/20/2015	3.006%	2,600	(178)	(175)	(3)

						$(212)	$(302)	$90

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.140%	12/20/2016	$25,000	$(1,417)	$0	$(1,417)
CDX.IG-7 10-Year Index 15-30%	DUB	0.150%	12/20/2016	25,000	(1,402)	0	(1,402)
CDX.IG-7 10-Year Index 15-30%	GST	0.150%	12/20/2016	25,000	(1,408)	0	(1,408)

					$(4,227)	$0	$(4,227)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$116,073	$0	$116,073
Industrials	0	17,123	1,201	18,324
Utilities	0	3,014	0	3,014
U.S. Government Agencies	0	116,134	531	116,665
U.S. Treasury Obligations	0	1,827	0	1,827
Mortgage-Backed Securities	0	544,153	0	544,153
Asset-Backed Securities	0	137,572	42,876	180,448
Sovereign Issues	0	9,995	0	9,995
Preferred Securities
Banking & Finance	0	0	2,005	2,005
Short-Term Instruments
Repurchase Agreements	0	934	0	934
U.S. Treasury Bills	0	2,409	0	2,409
PIMCO Short-Term Floating NAV Portfolio	20,656	0	0	20,656
	$20,656	$949,234	$46,613	$1,016,503

Short Sales, at value	$0	$0	$0	$0

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,936	190	6,126
Interest Rate Contracts	0	436	0	436
	$0	$6,372	$190	$6,562

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,230)	0	(4,230)

	$0	$(4,230)	$0	$(4,230)

Totals	$20,656	$951,376	$46,803	$1,018,835

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (9)
Investments, at value
Corporate Bonds & Notes Industrials	$16,791	$0	$(15,071)	$3	$8	$(530)	$0	$0	$1,201	$(12)
U.S. Government Agencies	571	0	(31)	1	0	(1)	0	(9)	531	(1)
Mortgage-Backed Securities	6,096	3,889	(9,436)	0	1	0	0	(550)	0	0
Asset-Backed Securities	70,216	3,041	(12,524)	332	721	(1,546)	0	(17,364)	42,876	(1,364)
Preferred Securities
Banking & Finance	2,028	0	0	0	0	(23)	0	0	2,005	(23)

	95,702	6,930	(37,062)	336	730	(2,100)	0	(17,923)	46,613	(1,400)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$74	$0	$0	$0	$0	$116	$0	$0	$190	$116

Totals	$95,776	$6,930	$(37,062)	$336	$730	$(1,984)	$0	$(17,923)	$46,803	$(1,284)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 4.1%
Bank of America Corp.
1.848% due 01/30/2014	$24,000	$21,681
Citigroup, Inc.
1.848% due 01/13/2014	24,000	23,353
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012	100,000	100,305
3.500% due 03/10/2014	200	211
Morgan Stanley
2.016% due 01/24/2014	24,000	22,104
U.S. Trade Funding Corp.
4.260% due 11/15/2014	3,428	3,599

		171,253

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	400	431

Total Corporate Bonds & Notes (Cost $176,562)		171,684

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,164

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,115	1,981

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,246

Total Municipal Bonds & Notes (Cost $5,082)		5,391

U.S. GOVERNMENT AGENCIES 33.6%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	39,189
Fannie Mae
0.317% due 12/25/2036	1,369	1,308
0.414% due 03/25/2034	1,291	1,283
0.424% due 03/25/2036	1,067	995
0.514% due 07/25/2032	694	679
0.534% due 06/25/2033	809	771
0.554% due 06/25/2032	2	2
0.614% due 03/25/2032	494	465
0.634% due 11/25/2032	5	5
0.644% due 05/25/2042	542	542
0.763% due 08/25/2021 - 03/25/2022	71	70
0.913% due 08/25/2022	20	20
1.013% due 04/25/2022	35	35
1.194% due 04/25/2032	566	575
1.418% due 02/01/2041 - 10/01/2044	7,515	7,652
1.420% due 06/01/2043	2,294	2,308
1.618% due 11/01/2030	1	1
1.625% due 10/26/2015 (f)(g)	220,000	225,720
1.970% due 02/01/2026	11	11
2.055% due 06/01/2021	1,222	1,279
2.129% due 11/01/2035	833	861
2.167% due 11/01/2035	539	560
2.215% due 12/01/2032	6	6
2.250% due 03/15/2016 - 10/01/2032	54,338	57,038
2.270% due 09/01/2028	25	26
2.286% due 07/01/2018	328	332
2.301% due 12/01/2022	33	34
2.313% due 09/01/2031	64	67
2.326% due 05/01/2025	11	12
2.376% due 06/01/2032	2	2
2.389% due 12/01/2029	9	9
2.404% due 08/01/2036	380	402
2.419% due 01/01/2036	4,064	4,296
2.423% due 09/01/2033	3	3

2.500% due 05/01/2022	11	11
2.525% due 12/01/2031 - 05/01/2032	9	8
2.548% due 12/01/2035	272	283
2.566% due 11/01/2020	22	22
2.606% due 01/01/2029	10	10
2.613% due 12/01/2029	7	8
2.722% due 10/01/2025	33	35
2.753% due 12/01/2029	24	24
2.783% due 03/01/2018	15	16
2.847% due 03/01/2026	17	19
3.000% due 09/01/2017 - 01/01/2018	26	27
3.722% due 08/01/2028	12	12
4.000% due 03/01/2029 - 01/01/2042	242,999	255,673
4.207% due 03/01/2035	1,791	1,886
4.500% due 04/25/2017 - 01/01/2042	100,257	106,763
4.625% due 05/01/2013	11,757	12,390
4.650% due 08/01/2014	17	17
5.185% due 09/01/2026	461	464
5.250% due 08/01/2012	50,000	51,393
5.395% due 06/01/2025	17	17
5.500% due 06/01/2036 - 11/01/2036	2,351	2,567
5.650% due 11/01/2014	8	8
6.000% due 06/01/2037	616	679
Federal Home Loan Bank
4.625% due 09/11/2020	31,800	37,662
Financing Corp.
0.000% due 06/06/2013	70	70
Freddie Mac
0.000% due 12/11/2025	9,084	5,878
0.534% due 07/25/2031	339	335
0.628% due 12/15/2030 - 06/15/2031	330	331
0.778% due 06/15/2030 - 12/15/2032	372	374
0.828% due 06/15/2031	153	154
1.013% due 02/15/2027	15	15
1.399% due 10/25/2044	4,609	4,512
1.418% due 02/25/2045	1,444	1,381
1.609% due 07/25/2044	3,014	3,074
1.750% due 09/10/2015	28,000	28,918
2.076% due 02/01/2024	39	41
2.244% due 07/01/2020	111	115
2.355% due 09/01/2031	0	0
2.356% due 08/01/2031	3	3
2.374% due 12/01/2031	4	5
2.390% due 04/01/2027	11	11
2.437% due 01/01/2032	34	36
2.438% due 03/01/2025	1	1
2.458% due 05/01/2032	18	18
2.468% due 06/01/2035	7,869	8,278
2.475% due 02/01/2032	6	7
2.480% due 02/01/2032	16	16
2.498% due 10/01/2031	6	6
2.500% due 12/01/2031	57	59
2.533% due 08/01/2019	32	33
2.618% due 07/01/2029	16	17
3.163% due 02/01/2018	27	28
3.652% due 08/01/2020	24	25
4.116% due 02/01/2025	9	9
4.125% due 09/27/2013	50,000	53,242
4.250% due 05/22/2013	20	21
4.500% due 04/02/2014 - 09/15/2035	65,365	70,891
4.646% due 02/01/2035	3,453	3,620
5.000% due 01/30/2014 - 01/15/2034	41,067	45,147
5.084% due 03/01/2035	355	359
5.400% due 03/17/2021	500	583
5.500% due 08/15/2030 - 10/01/2039	1,369	1,488
6.500% due 10/25/2043	1,325	1,492
Ginnie Mae
1.625% due 07/20/2025 - 08/20/2026	740	762
2.125% due 10/20/2023 - 10/20/2024	104	107
2.250% due 02/20/2030	1,336	1,379
2.375% due 04/20/2023 - 04/20/2032	1,153	1,195
5.000% due 05/20/2034	31,028	35,425
8.500% due 03/20/2025	50	56
Israel Government AID Bond
0.000% due 11/01/2024	178,000	120,991
5.500% due 09/18/2023	61,330	78,442
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	10,578
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	488	492
1.000% due 03/25/2025 - 07/25/2025	523	529
1.100% due 01/25/2019 - 11/25/2024	643	649
4.500% due 03/01/2023	684	741
4.760% due 09/01/2025	19,307	21,195
4.770% due 04/01/2024	5,262	5,755
4.875% due 09/10/2013	829	864

4.930% due 01/01/2024	4,151	4,545
5.136% due 08/10/2013	3,134	3,280
5.240% due 08/01/2023	2,649	2,941
7.060% due 11/01/2019	408	453
7.220% due 11/01/2020	514	576
Tennessee Valley Authority
5.500% due 06/15/2038	35,000	45,767
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,294
5.190% due 08/01/2016	5,000	5,378

Total U.S. Government Agencies (Cost $1,303,984)		1,393,539

U.S. TREASURY OBLIGATIONS 49.4%
U.S. Treasury Bonds
4.250% due 11/15/2040	14,300	18,199
4.500% due 08/15/2039	28,000	36,960
6.125% due 11/15/2027	339	504
6.250% due 08/15/2023 (f)(g)	235,000	336,233
8.000% due 11/15/2021 (f)(g)	44,700	69,851
U.S. Treasury Notes
1.000% due 05/15/2014 (f)	56,456	57,404
2.000% due 11/15/2021 (e)	383,000	387,249
2.125% due 08/15/2021	143,300	146,927
2.625% due 11/15/2020	130,000	139,933
3.000% due 02/28/2017 (g)	23,567	26,075
3.125% due 05/15/2021	12,000	13,394
3.625% due 08/15/2019 (f)	39,151	45,336
3.625% due 02/15/2020	125,000	144,961
3.625% due 02/15/2021 (f)(g)	477,500	554,273
4.875% due 02/15/2012	56,600	56,929
U.S. Treasury Strips
0.000% due 11/15/2027	5,700	3,752
0.000% due 08/15/2028	7,600	4,881
0.000% due 11/15/2028	3,800	2,417
0.000% due 08/15/2029	5,600	3,477

Total U.S. Treasury Obligations (Cost $1,989,527)		2,048,755

MORTGAGE-BACKED SECURITIES 5.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 04/25/2033	24	22
2.704% due 11/25/2034	3,044	2,651
2.723% due 04/25/2033	335	294
2.821% due 02/25/2033	79	64
2.845% due 01/25/2034	680	633
5.299% due 04/25/2033	229	213
Bear Stearns Alt-A Trust
0.454% due 02/25/2034	4,055	2,980
2.515% due 11/25/2036	24,936	12,372
2.823% due 11/25/2036	33,733	16,366
CBA Commercial Small Balance Commercial Mortgage
0.574% due 12/25/2036	2,801	1,967
CC Mortgage Funding Corp.
0.424% due 05/25/2048	5,758	2,547
0.544% due 08/25/2035	1,289	797
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	2,570	2,214
Countrywide Alternative Loan Trust
0.454% due 02/25/2047	1,225	692
0.465% due 02/20/2047	11,009	4,926
0.474% due 05/25/2047	7,787	3,967
0.494% due 05/25/2036	766	375
0.495% due 03/20/2046	8,406	4,149
0.504% due 05/25/2035	1,599	848
0.574% due 12/25/2035	553	331
1.208% due 02/25/2036	739	444
5.500% due 03/25/2036	3,838	2,492
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 05/25/2035	2,667	1,528
0.584% due 04/25/2035	554	307
0.624% due 02/25/2035	1,685	1,107
0.634% due 02/25/2035	1,017	630
2.778% due 09/20/2036	12,004	6,038
2.998% due 04/25/2035	915	490
Credit Suisse First Boston Mortgage Securities Corp.
1.745% due 05/25/2032	40	33
2.590% due 06/25/2032	50	28
Downey Savings & Loan Association Mortgage Loan Trust
0.545% due 08/19/2045	1,328	781
First Republic Mortgage Loan Trust
0.774% due 06/25/2030	456	427
0.778% due 11/15/2030	552	487
Greenpoint Mortgage Funding Trust
0.374% due 01/25/2047 ^	753	711

0.514% due 06/25/2045	1,222	720
GS Mortgage Securities Corp.
1.142% due 03/06/2020	9,216	9,140
GSR Mortgage Loan Trust
2.772% due 04/25/2036	9,235	6,616
Harborview Mortgage Loan Trust
0.415% due 04/19/2038	3,152	1,824
0.505% due 05/19/2035	3,410	1,811
1.025% due 02/19/2034	737	599
Impac CMB Trust
1.294% due 07/25/2033	138	126
Indymac Index Mortgage Loan Trust
0.614% due 02/25/2035	4,685	2,767
JPMorgan Mortgage Trust
2.767% due 02/25/2036	3,362	2,430
2.798% due 07/25/2035	3,129	2,912
MASTR Adjustable Rate Mortgages Trust
2.458% due 05/25/2034	442	360
MASTR Asset Securitization Trust
5.500% due 09/25/2033	444	462
Merrill Lynch Mortgage Investors, Inc.
2.123% due 12/25/2032	253	229
Morgan Stanley Capital
0.339% due 10/15/2020	4,514	4,490
4.490% due 01/13/2041	64	64
Prime Mortgage Trust
5.000% due 02/25/2019	816	833
Residential Accredit Loans, Inc.
0.594% due 08/25/2035	2,428	1,307
0.694% due 03/25/2033	2,584	2,340
1.568% due 09/25/2045	976	512
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,038	1,112
Residential Funding Mortgage Securities
6.500% due 03/25/2032	86	90
Sequoia Mortgage Trust
0.635% due 10/19/2026	1,518	1,288
0.635% due 07/20/2033	3,122	2,630
0.755% due 07/20/2033	2,195	1,308
Structured Adjustable Rate Mortgage Loan Trust
1.618% due 01/25/2035	794	448
Structured Asset Mortgage Investments, Inc.
0.514% due 05/25/2036	32,144	14,531
0.635% due 03/19/2034	909	766
0.865% due 07/19/2034	472	390
Structured Asset Securities Corp.
2.650% due 10/25/2035	1,596	1,263
Thornburg Mortgage Securities Trust
0.357% due 03/25/2037	9,486	9,378
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/2021	18,177	17,290
WaMu Mortgage Pass-Through Certificates
0.524% due 04/25/2045	3,785	2,764
0.554% due 11/25/2045	2,722	1,944
0.564% due 12/25/2045	1,579	1,136
0.938% due 01/25/2047	2,203	1,206
1.018% due 12/25/2046	4,419	2,621
1.188% due 06/25/2046	6,107	3,859
1.208% due 02/25/2046	4,398	2,909
1.408% due 11/25/2042	879	687
1.414% due 05/25/2041	291	242
2.562% due 03/25/2034	385	361
2.718% due 05/25/2046	1,130	701
2.718% due 07/25/2046	10,771	7,035
2.718% due 08/25/2046	27,012	17,750
2.718% due 10/25/2046	2,265	1,524
2.718% due 12/25/2046	2,337	1,590
2.776% due 09/25/2046	4,457	3,026
Washington Mutual MSC Mortgage Pass-Through Certificates
2.119% due 02/25/2033	22	19
2.225% due 05/25/2033	53	46
2.320% due 02/25/2033	3	2
Wells Fargo Mortgage-Backed Securities Trust
4.428% due 11/25/2033	194	200

Total Mortgage-Backed Securities (Cost $334,828)		213,569

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp.
0.344% due 08/25/2036	194	184
Asset-Backed Securities Corp. Home Equity
0.374% due 05/25/2037	301	226
0.798% due 06/15/2031	349	331
0.818% due 11/15/2031	35	29

Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036	458	443
0.364% due 12/25/2036	367	343
0.374% due 10/25/2036	392	362
0.404% due 11/25/2036	5,299	3,086
0.954% due 10/25/2032	84	72
Carrington Mortgage Loan Trust
0.344% due 12/25/2036	895	839
0.614% due 10/25/2035	749	691
CIT Group Home Equity Loan Trust
0.564% due 06/25/2033	252	206
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036	488	475
0.354% due 05/25/2037	588	564
0.404% due 08/25/2036	474	432
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,280	906
Countrywide Asset-Backed Certificates
0.374% due 10/25/2047	227	224
0.394% due 09/25/2037	264	260
0.394% due 09/25/2047	411	404
0.474% due 09/25/2036	2,108	1,660
0.484% due 06/25/2036	1,409	1,097
Credit Suisse First Boston Mortgage Securities Corp.
0.914% due 01/25/2032	125	96
Credit-Based Asset Servicing & Securitization LLC
0.364% due 01/25/2037	1,438	290
First Franklin Mortgage Loan Asset-Backed Certificates
0.664% due 12/25/2034	15	14
GE-WMC Mortgage Securities LLC
0.334% due 08/25/2036	106	31
GSAMP Trust
0.364% due 12/25/2036	861	568
0.474% due 11/25/2035	244	31
GSRPM Mortgage Loan Trust
0.994% due 01/25/2032	70	69
Home Equity Asset Trust
0.354% due 05/25/2037	281	275
1.214% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.344% due 10/25/2036	248	82
0.344% due 12/25/2036	153	149
Indymac Residential Asset-Backed Trust
0.424% due 04/25/2047	29	29
IXIS Real Estate Capital Trust
0.354% due 05/25/2037	48	11
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036	215	214
0.354% due 03/25/2047	803	660
0.374% due 08/25/2036	64	18
0.374% due 03/25/2037	333	314
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	64
Lehman ABS Mortgage Loan Trust
0.384% due 06/25/2037	973	375
Long Beach Mortgage Loan Trust
0.854% due 10/25/2034	1,548	1,141
MASTR Asset-Backed Securities Trust
0.344% due 11/25/2036	155	51
0.374% due 05/25/2037	646	580
Merrill Lynch First Franklin Mortgage Loan Trust
0.354% due 07/25/2037	16	16
Merrill Lynch Mortgage Investors, Inc.
0.364% due 07/25/2037	6	5
0.414% due 02/25/2037	546	248
Mid-State Trust
7.340% due 07/01/2035	212	218
Morgan Stanley ABS Capital
0.354% due 05/25/2037	850	721
Morgan Stanley IXIS Real Estate Capital Trust
0.344% due 11/25/2036	55	14
Morgan Stanley Mortgage Loan Trust
0.364% due 01/25/2047	606	515
New Century Home Equity Loan Trust
0.474% due 05/25/2036	1,413	709
0.554% due 06/25/2035	796	766
Option One Mortgage Loan Trust
0.354% due 07/25/2037	407	389
Renaissance Home Equity Loan Trust
0.994% due 08/25/2032	2	1
Residential Asset Securities Corp.
0.404% due 04/25/2037	51	50
Salomon Brothers Mortgage Securities, Inc.
1.213% due 01/25/2032	147	114
Saxon Asset Securities Trust
0.814% due 08/25/2032	4	4

Securitized Asset-Backed Receivables LLC Trust
0.334% due 01/25/2037	687	583
0.354% due 12/25/2036 ^	2,253	494
0.374% due 11/25/2036 ^	890	201
Soundview Home Equity Loan Trust
0.354% due 11/25/2036	767	219
0.374% due 06/25/2037	969	752
Specialty Underwriting & Residential Finance
0.354% due 01/25/2038	875	783
Structured Asset Securities Corp.
0.374% due 01/25/2037	173	170
0.394% due 01/25/2037	839	574
0.694% due 05/25/2034	417	353

Total Asset-Backed Securities (Cost $37,841)		25,796

SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS 0.8%
Banc of America Securities LLC
0.060% due 01/03/2012	27,000	27,000
(Dated 12/30/2011. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $27,969. Repurchase proceeds are $27,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2012	5,538	5,538
(Dated 12/30/2011. Collateralized by Federal Home Loan Bank 0.230% due 08/28/2012 valued at $5,650. Repurchase proceeds are $5,538.)

		32,538

U.S. TREASURY BILLS 10.4%
0.045% due 01/19/2012 - 08/23/2012 (a)(c)(d)(f)(g)	433,315	433,255

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
	18,466	185

Total Short-Term Instruments (Cost $465,964)		465,978

Total Investments 104.2% (Cost $4,313,788)		$4,324,712
Written Options (i) (0.4%) (Premiums $10,600)		(15,460)
Other Assets and Liabilities (Net) (3.8%)		(157,259)

Net Assets 100.0%		$4,151,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $3,854 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2011.

(d)	Securities with an aggregate market value of $17,709 have been pledged as collateral as of December 31, 2011 for OTC swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2011 was $117,634 at a weighted average interest rate of 0.078%. On December 31, 2011, securities valued at $101,109 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $78,143 and cash of $10 have been pledged as collateral for the following open futures contracts on December 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2012	5,700	$2,702
90-Day Eurodollar June Futures	Long	06/2012	19,642	14,586
90-Day Eurodollar June Futures	Long	06/2013	12,513	9,410
90-Day Eurodollar March Futures	Long	03/2012	725	(63)
90-Day Eurodollar March Futures	Long	03/2013	38,275	31,214
90-Day Eurodollar September Futures	Long	09/2012	7,383	2,791
U.S. Treasury 5-Year Note March Futures	Long	03/2012	3,184	1,915
U.S. Treasury 10-Year Note March Futures	Long	03/2012	17,265	14,524

				$77,079

(g)	Centrally cleared swap agreements outstanding on December 31, 2011:

Securities with an aggregate market value of $123,205 have been pledged as collateral for centrally cleared swaps as of December 31, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	$300,000	$15,376	$2,626
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	347,300	39,933	7,694
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	836,300	(299,633)	(44,951)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	85,300	(26,089)	(13,194)

					$(270,413)	$(47,825)

(h)	OTC swap agreements outstanding on December 31, 2011:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM	700,000	$3,045	$(2,548)	$5,593

(i)	Written options outstanding on December 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$4,000	$5,300	$(748)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	4,000	5,300	(14,712)

							$10,600	$(15,460)

(j)	Short sales outstanding on December 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2042	$243,000	$253,024	$(255,340)
Fannie Mae	4.500%	01/01/2042	100,000	105,625	(106,437)
Fannie Mae	5.500%	01/01/2042	11,000	11,890	(11,980)

				$370,539	$(373,757)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$171,253	$0	$171,253
Industrials	0	431	0	431
Municipal Bonds & Notes
California	0	2,164	0	2,164
Iowa	0	1,981	0	1,981
New York	0	1,246	0	1,246
U.S. Government Agencies	0	1,393,539	0	1,393,539
U.S. Treasury Obligations	0	2,048,755	0	2,048,755
Mortgage-Backed Securities	0	213,569	0	213,569
Asset-Backed Securities	0	25,796	0	25,796
Short-Term Instruments
Repurchase Agreements	0	32,538	0	32,538
U.S. Treasury Bills	0	433,255	0	433,255
PIMCO Short-Term Floating NAV Portfolio	185	0	0	185
	$185	$4,324,527	$0	$4,324,712

Short Sales, at value	$0	$(373,757)	$0	$(373,757)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	77,142	15,913	0	93,055
	$77,142	$15,913	$0	$93,055

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(63)	(73,605)	0	(73,668)

	$(63)	$(73,605)	$0	$(73,668)

Totals	$77,264	$3,893,078	$0	$3,970,342

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2011 (8)
Investments, at value
U.S. Government Agencies	$992	$0	$(1,000)	$(3)	$0	$11	$0	$0	$0	$0

Totals	$992	$0	$(1,000)	$(3)	$0	$11	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended December 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUSTM SHORT STRATEGY FUND, PIMCO COMMODITIESPLUSTM STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND®, PIMCO GLOBAL MULTI-ASSET FUND AND PIMCO INFLATION RESPONSE MULTI-ASSET FUND (“Commodity Funds”)

The PIMCO Cayman Commodity Fund I, II, III, IV and VII (“Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Funds in order to effect certain investments for the Commodity Funds consistent with the Commodity Fund’s investment objectives and policies specified in their respective prospectus and statement of additional information. A subscription agreement was entered into between the Commodity Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, each Commodity Subsidiary, shares issued by each Commodity Subsidiary confers upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of December 31, 2011 of each Subsidiary to its Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO CommoditiesPLUSTM Short Strategy Fund (the “CPSS Fund”)	PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”)	04/14/2010	05/07/2010	$4,042	$841	20.8%
PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”)	PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”)	04/14/2010	05/07/2010	2,630,672	465,295	17.7
PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”)	PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”)	07/21/2006	08/01/2006	21,439,133	3,701,852	17.3
PIMCO Global Multi-Asset Fund (the “GMA Fund”)	PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”)	11/21/2008	12/10/2008	5,135,963	456,728	8.9
PIMCO Inflation Response Multi-Asset Fund (the “IRMA Fund”)	PIMCO Cayman Commodity Fund VII Ltd. (the “IRMA Subsidiary”)	08/01/2011	08/31/2011	29,804	1,494	5.0

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange are valued by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and libor forward rate. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CPPS, CPS, CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the CPPS, CPS, CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and GMA Funds as income for Federal income tax purposes.

To the extent a Fund invests in the CPPS, CPS, CRRS and GMA Funds, the Fund may be subject to additional tax risk.

As of December 31, 2011, the aggregate cost of investments was the same for Federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for Federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset All Authority Fund	$162,445	$(1,007,869)	$(845,424)
PIMCO All Asset Fund	459,065	(1,162,779)	(703,714)
PIMCO California Intermediate Municipal Bond Fund	5,366	(391)	4,975
PIMCO California Short Duration Municipal Income Fund	2,977	(265)	2,712
PIMCO Convertible Fund	90,177	(87,106)	3,071
PIMCO Credit Absolute Return Fund	1,321	(1,296)	25
PIMCO Diversified Income Fund	189,490	(122,032)	67,458
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	62,566	(46,574)	15,992
PIMCO Emerging Local Bond Fund	237,535	(522,479)	(284,944)
PIMCO Emerging Markets Bond Fund	248,226	(45,445)	202,781
PIMCO Emerging Markets Corporate Bond Fund	3,199	(12,392)	(9,193)
PIMCO Emerging Markets Currency Fund	18,100	(101,641)	(83,541)
PIMCO Extended Duration Fund	52,759	(1,008)	51,751
PIMCO Floating Income Fund	47,197	(141,540)	(94,343)
PIMCO Foreign Bond Fund (Unhedged)	115,691	(212,864)	(97,173)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	120,716	(158,081)	(37,365)
PIMCO Fundamental Advantage Total Return Strategy Fund	61,289	(43,717)	17,572
PIMCO Fundamental IndexPLUS® TR Fund	14,619	(12,613)	2,006
PIMCO Global Advantage Strategy Bond Fund	102,123	(84,505)	17,618
PIMCO Global Bond Fund (Unhedged)	38,706	(59,707)	(21,001)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	8,908	(10,270)	(1,362)
PIMCO GNMA Fund	32,828	(7,259)	25,569
PIMCO Government Money Market Fund	0	0	0
PIMCO High Yield Fund	597,362	(447,901)	149,461
PIMCO High Yield Municipal Bond Fund	11,241	(21,508)	(10,267)
PIMCO High Yield Spectrum Fund	6,521	(47,500)	(40,979)
PIMCO Income Fund	185,260	(292,049)	(106,789)
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,001	(614)	3,387
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	9,500	(8,857)	643
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	8,387	(11,106)	(2,719)
PIMCO Investment Grade Corporate Bond Fund	346,684	(122,918)	223,766
PIMCO Long Duration Total Return Fund	655,511	(52,429)	603,082
PIMCO Long-Term Credit Fund	183,092	(42,173)	140,919
PIMCO Long-Term U.S. Government Fund	108,152	(18,397)	89,755
PIMCO Low Duration Fund	265,795	(256,938)	8,857
PIMCO Low Duration Fund II	8,971	(8,032)	939
PIMCO Low Duration Fund III	3,629	(3,834)	(205)
PIMCO Moderate Duration Fund	59,946	(34,738)	25,208
PIMCO Money Market Fund	0	0	0
PIMCO Mortgage-Backed Securities Fund	11,758	(17,802)	(6,044)
PIMCO Municipal Bond Fund	15,793	(3,588)	12,205
PIMCO New York Municipal Bond Fund	11,018	(526)	10,492
PIMCO Real IncomeTM 2019 Fund	870	(5)	865
PIMCO Real IncomeTM 2029 Fund	997	(2)	995
PIMCO Real Return Asset Fund	171,064	(52,964)	118,100
PIMCO Real Return Fund	1,202,912	(322,285)	880,627
PIMCO RealEstateRealReturn Strategy Fund	55,842	(32,723)	23,119
PIMCO RealRetirement® 2015 Fund	2	(347)	(345)
PIMCO RealRetirement® 2020 Fund	1	(1,665)	(1,664)
PIMCO RealRetirement® 2025 Fund	7	(524)	(517)
PIMCO RealRetirement® 2030 Fund	0	(1,578)	(1,578)
PIMCO RealRetirement® 2035 Fund	2	(596)	(594)
PIMCO RealRetirement® 2040 Fund	1	(1,943)	(1,942)
PIMCO RealRetirement® 2050 Fund	22	(1,268)	(1,246)
PIMCO RealRetirement® Income and Distribution Fund	0	(958)	(958)
PIMCO Senior Floating Rate Fund	891	(4,393)	(3,502)
PIMCO Short Duration Municipal Income Fund	2,952	(1,891)	1,061
PIMCO Short-Term Fund	44,011	(245,320)	(201,309)
PIMCO Small Cap StocksPLUS® TR Fund	8,613	(9,071)	(458)
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	3,091	(522)	2,569
PIMCO StocksPLUS® Fund	9,204	(24,773)	(15,569)
PIMCO StocksPLUS® Long Duration Fund	50,781	(4,412)	46,369
PIMCO StocksPLUS® Total Return Fund	9,978	(8,905)	1,073
PIMCO StocksPLUS® TR Short Strategy Fund	44,716	(23,467)	21,249
PIMCO Tax Managed Real Return Fund	2,482	(14)	2,468
PIMCO Total Return Fund	8,316,087	(4,253,913)	4,062,174
PIMCO Total Return Fund II	186,948	(34,413)	152,535
PIMCO Total Return Fund III	132,443	(72,256)	60,187
PIMCO Total Return Fund IV	8,276	(2,932)	5,344
PIMCO Unconstrained Bond Fund	630,218	(438,454)	191,764
PIMCO Unconstrained Tax Managed Bond Fund	16,765	(4,191)	12,574
PIMCO CommoditiesPLUSTM Short Strategy Fund	5	(83)	(78)
PIMCO CommoditiesPLUSTM Strategy Fund	3,616	(28,650)	(25,034)
PIMCO CommodityRealReturn Strategy Fund®	664,601	(337,290)	327,311
PIMCO Global Multi-Asset Fund	43,671	(356,119)	(312,448)
PIMCO Inflation Response Multi-Asset Fund	217	(171)	46
PIMCO Asset-Backed Securities Portfolio	15,596	(114,013)	(98,417)
PIMCO Developing Local Markets Portfolio	273	(10,042)	(9,769)
PIMCO Emerging Markets Portfolio	37,520	(10,640)	26,880
PIMCO FX Strategy Portfolio	1	(1,053)	(1,052)
PIMCO High Yield Portfolio	16,099	(72,459)	(56,360)
PIMCO International Portfolio	81,125	(103,416)	(22,291)
PIMCO Investment Grade Corporate Portfolio	208,057	(121,434)	86,623
PIMCO Long Duration Corporate Bond Portfolio	877,603	(121,971)	755,632
PIMCO Mortgage Portfolio	147,535	(218,655)	(71,120)
PIMCO Municipal Sector Portfolio	37,312	(5,510)	31,802
PIMCO Real Return Portfolio	120,300	(11,091)	109,209
PIMCO Senior Floating Rate Portfolio	27	(89)	(62)
PIMCO Short-Term Floating NAV Portfolio	8,903	(20,922)	(12,019)
PIMCO Short-Term Floating NAV Portfolio II	924	(1,948)	(1,024)
PIMCO Short-Term Portfolio	11,730	(90,780)	(79,050)
PIMCO U.S. Government Sector Portfolio	150,275	(139,351)	10,924

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FCT	Credit Suisse Capital LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	WNA	Wachovia Bank N.A.
FBL	Credit Suisse AG	MSX	Morgan Stanley Capital Group, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYSE	New York Stock Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	OTC	Over-the-Counter
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

Index Abbreviations:
1HCO12	First Half of 2012 Calendar Brent	DJUBSHG	Dow Jones-UBS Copper Sub-Index	EUROJETCOCAL12	2012 Calendar Margin NWE CIF Jet vs Brent
1HHO12	First Half of 2012 Calendar Heating Oil	DJUBSLC3	Dow Jones-UBS Live Cattle Sub-Index 3 Month Forward	FOCOCAL13	2013 Calendar Margin Platts NWE 1% FBO CGO Fuel vs Brent Crack
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSLH3	Dow Jones-UBS Lean Hogs Sub-Index 3 Month Forward	FRCPXTOB	France Consumer Price ex-Tobacco Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSLH5	Dow Jones-UBS Lean Hogs Sub-Index 5 Month Forward	GOCAL CAL12	2012 Calendar ICE Gasoil vs Brent Crack
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs Brent
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	GSCI	Goldman Sachs Commodity Index
CAL12BRENT	2012 Calendar Brent	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	JMCU305E	JPMorgan Live Cattle Sub-Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	LSFOCAL12	2012 Calendar Platts NWE 1% Fuel Oil Cargoes
CDX.HY	Credit Derivatives Index - High Yield	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs Brent
CDX.IG	Credit Derivatives Index - Investment Grade	DTDBRT CAL12	2012 Calendar Dated Brent	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	MOTC3112	S&P GSCI Copper Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CSCUS1TR	Credit Suisse Customized Total Return Index 1	EAFE	Europe, Australasia, and Far East Stock Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	ERAUSSTR	eRAFI U.S. Small Strategies Total Return Index	NGCAL19	2019 Calendar Natural Gas
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	ERAXEMTR	eRAFI Emerging Strategies Total Return Index	QSCOCAL13	2013 Calendar Margin ICE Gasoil vs Brent
DJUBHGTR	Dow Jones-UBS Copper Sub-Index Total Return	ERAXUDLT	eRAFI International Large Strategies Total Return Index	RBOBCO 4Q12	4th Quarter of 2012 Margin RBOB Gasoline vs Brent
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	EUMARGIN CAL12	2012 Calendar European Refined Margin	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	EUROBOB CAL12	2012 Calendar Euro-Bob Gasoline	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs Brent	USCRLLSS	Light Louisiana Sweet Crude Oil Spot Price
DJUBSGC	Dow Jones-UBS Gold Sub-Index	EUROJETCAL12	2012 Calendar NWE CIF Jet Fuel

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	ICR	Insured Custodial Receipts
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	SGI	Syncora Guarantee, Inc.
FHA	Federal Housing Administration

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
AID	Agency International Development	FDIC	Federal Deposit Insurance Corporation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CBO	Collateralized Bond Obligation	MBS	Mortgage-Backed Security	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIBOR	Tokyo Interbank Offered Rate
CDO	Collateralized Debt Obligation	M-S-R	Mechanical Systems Review	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CMO	Collateralized Mortgage Obligation	oz.	Ounce

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 24, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 23, 2012